      As filed with Securities and Exchange Commission on April 23, 2019.
                                           REGISTRATION NOS. 333-52366/811-04001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ][ ]
                     PRE-EFFECTIVE AMENDMENT NO
                   POST-EFFECTIVE AMENDMENT NO. 31                     [X]
                               AND/OR
   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                          AMENDMENT NO. 276                            [X]

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (Exact Name of Registrant)


                      METROPOLITAN LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)



                   200 PARK AVENUE, NEW YORK, NEW YORK 10166

        (Address of depositor's principal executive offices) (zip code)
                                 (212) 578-9500
              (Depositor's telephone Number, including area code)
                               STEPHEN W. GAUSTER
                            EXECUTIVE VICE PRESIDENT
                                GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                   200 PARK AVENUE, NEW YORK, NEW YORK 10116
                    (Name and address of agent for service)
                                   COPIES TO:
                               W. THOMAS CONNER
                               VEDDER PRICE P.C.
                          1401 I STREET NW, SUITE 1100
                             WASHINGTON, D.C. 20005
             It Is Proposed That The Filing Will Become Effective:
            On April 29, 2019 or as soon thereafter as practicable.

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule
485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Contracts for Deferred Variable Annuities.

IMPORTANT INFORMATION

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the shareholder reports will be made available on www.metlife.com, and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications, including Fund prospectuses and other information we send you by contacting our Administrative Office.

If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please contact us at our Administrative Office if you wish to continue receiving paper copies of the Funds' shareholder reports. Your election to receive shareholder reports in paper will apply to all Funds available under your Policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

April 29, 2019

Preference Plus Select(R) Variable Annuity Contracts


Issued by Metropolitan Life Insurance Company ("MetLife")

This Prospectus describes individual Preference Plus Select(R) Contracts for deferred variable annuities ("Deferred Annuities").


You decide how to allocate your money among the various available investment
choices. The investment choices       available to You are listed in the
Contract -for your Deferred Annuity. Your choices may include the Fixed Account
      (not offered or described in this Prospectus) and Divisions (Divisions may be referred to as "Investment Divisions" in your Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of Brighthouse Funds Trust I ("Brighthouse Trust I"), Brighthouse Funds Trust II, ("Brighthouse Funds Trust II") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.

                               American Funds(R)
-----------------


     American Funds Bond Fund

     American Funds Global Small Capitalization Fund


     American Funds Growth Fund

     American Funds Growth-Income Fund


                           Brighthouse Funds Trust I
-------------------------


     AB Global Dynamic Allocation Portfolio

     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

    Brighthouse/Franklin Low Duration Total Return Portfolio

     Brighthouse/Wellington Large Cap Research Portfolio

     Clarion Global Real Estate Portfolio


     ClearBridge Aggressive Growth Portfolio


     Harris Oakmark International Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Small Cap Growth Portfolio

     JPMorgan Global Active Allocation Portfolio


    Loomis Sayles Global Allocation Portfolio (formerly Loomis Sayles Global Markets Portfolio)



     MetLife Multi-Index Targeted Risk Portfolio

     MFS(R) Research International Portfolio


    Morgan Stanley Discovery Portfolio (formerly Morgan Stanley Mid Cap Growth Portfolio)


     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Mid Cap Growth Portfolio


     Victory Sycamore Mid Cap Value Portfolio

    Western Asset Management Government Income Portfolio (formerly Fidelity Institutional Asset Management(R) Government Income Portfolio)



                           Brighthouse Funds Trust II
--------------------------


     Baillie Gifford International Stock Portfolio

     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     BlackRock Ultra-Short Term Bond Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse/Artisan Mid Cap Value Portfolio

     Brighthouse/Wellington Balanced Portfolio

    Brighthouse/Wellington Core Equity Opportunities Portfolio

     Frontier Mid Cap Growth Portfolio

     Jennison Growth Portfolio

     Loomis Sayles Small Cap Core Portfolio


     Loomis Sayles Small Cap Growth Portfolio

     MetLife Aggregate Bond Index Portfolio

     MetLife Mid Cap Stock Index Portfolio

     MetLife MSCI EAFE(R) Index Portfolio

     MetLife Russell 2000(R) Index Portfolio

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     MFS(R) Value Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

    Western Asset Management Strategic Bond Opportunities Portfolio

     Western Asset Management U.S. Government Portfolio


Certain Portfolios have been subject to a change. Please see "Appendix D -- Additional Information Regarding the Portfolios."



How to learn more:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 29, 2019. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 171 of this Prospectus. To view and download the SAI, please visit our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:



Metropolitan Life Insurance Company

Attn: Fulfillment Unit -  PPS
PO Box 10342
Des Moines, IA 50306-0342
(800) 638-7732



Deferred

Annuities
Available:



           o Non-Qualified


           o Traditional IRA


           o Roth IRA


           o Simplified Employee Pensions (SEPs)


           o SIMPLE Individual

                  Retirement Annuities








The Deferred Annuities are not available for new sales, however MetLife will continue to accept additional purchase payments under limited circumstances.








Classes Available

for each
Deferred Annuity



           o B


           o Bonus


           o C


           o L

---------------------------

An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:


     o a bank deposit or obligation;


     o federally insured or guaranteed; or


     o endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and Withdrawal Charge schedule. Each provides the opportunity to invest for retirement. The expenses for the Bonus Class Deferred Annuity may be higher than similar Contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the Bonus Class.



The Securities and Exchange Commission has a Website (http://www.sec.gov) which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.




IMPORTANT INFORMATION



Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the shareholder reports will be made available on www.metlife.com, and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.



If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications, including Fund prospectuses and other information we send you by contacting our Administrative Office.



If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please contact us at our Administrative Office if you wish to continue receiving paper copies of the Funds' shareholder reports. Your election to receive shareholder reports in paper will apply to all Funds available under your Policy. t

                                                    ---------------------------

                               TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW...................  5
Table of Expenses.................................  8
Accumulation Unit Values For Each Division........ 20
MetLife........................................... 21
Metropolitan Life Separate Account E.............. 21
Variable Annuities................................ 22
   Replacement of Annuity Contracts............... 22
   The Deferred Annuity........................... 23
Classes of the Deferred Annuity................... 25
Your Investment Choices........................... 28
   Investment Allocation Restrictions For Certain  33
     Optional Benefits............................
Deferred Annuities................................ 39
   The Deferred Annuity and Your Retirement Plan.. 39
     .
   Optional Automated Investment Strategies and    39
     Optional Enhanced Dollar Cost Averaging Program..
     .
   Purchase Payments.............................. 43
    Allocation of Purchase Payments............... 46
    Debit Authorizations.......................... 46
   The Value of Your Investment................... 46
   Transfer Privilege............................. 47
    Restrictions on Transfers..................... 48
   Access To Your Money........................... 50
    Systematic Withdrawal Program................. 51
   Charges........................................ 52
    Separate Account Charge....................... 52
    Investment-Related Charge..................... 53
    Annual Contract Fee........................... 53
    Transfer Fee.................................. 53
    Optional Enhanced Death Benefit............... 53
    Optional Guaranteed Minimum Income Benefits... 54
      .
    Optional Guaranteed Withdrawal Benefits....... 56
    Optional Guaranteed Minimum Accumulation       57
      Benefit.....................................
   Premium and Other Taxes........................ 58
   Withdrawal Charges............................. 58
    When No Withdrawal Charge Applies............. 59
   Free Look...................................... 61
   Death BenefitGenerally......................... 61
    Basic Death Benefit........................... 63
   Optional Death Benefits........................ 66
    Annual Step-Up Death Benefit.................. 66
    Greater of Annual Step-Up or 5 Annual          67
      Increase Death Benefit......................
    The Enhanced Death Benefit I.................. 70
    Earnings Preservation Benefit................. 77
   Living Benefits................................ 79

---------------------------


    Overview of Living Benefits...................  79
    Guaranteed Income Benefits....................  80
    Guaranteed Withdrawal Benefits................ 102
    GMAB.......................................... 132
   Pay-Out Options (or Income Options)............ 137
    Income Payment Types.......................... 138
    Allocation.................................... 139
    Minimum Size of Your Income Payment........... 139
    The Value of Your Income Payments............. 139
    Reallocation Privilege........................ 141
    Charges....................................... 142
General Information............................... 143
   Administration................................. 143
    Purchase Payments............................. 143
    Confirming Transactions....................... 144
    Processing Transactions....................... 144
      By Telephone or Internet.................... 144
      Telephone and Computer Systems.............. 145
      After Your Death............................ 145
      Abandoned Property Requirements............. 145
      Misstatement................................ 146
      Third Party Requests........................ 146
      Valuation -- Suspension of Payments......... 146
   Cybersecurity Risks............................ 146
   Advertising Performance........................ 147
   Changes to Your Deferred Annuity............... 149
   Voting Rights.................................. 149
   Who Sells the Deferred Annuities............... 150
   Financial Statements........................... 151
   Your Spouse's Rights........................... 151
   When We Can Cancel Your Deferred Annuity....... 151
Federal Tax Considerations........................ 152
Legal Proceedings................................. 165
Table of Contents for the Statement of Additional  166
  Information.....................................
Appendix A  -- Premium Tax Table.................. 167
Appendix B  -- Accumulation Unit Values For Each   168
  Division........................................
Appendix C  -- Portfolio Legal Names and           200
  Marketing Names.................................
Appendix D  -- Additional Information Regarding    201
  the Portfolios..................................


The Deferred Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, any supplements to this Prospectus or any supplemental sales material we authorize.

                                                    ---------------------------

IMPORTANT TERMS YOU SHOULD KNOW



ACCOUNT BALANCE


When You purchase a Deferred Annuity, an account is set up for You. Your Account Balance is the total amount of money credited to You under your Deferred Annuity including money in the Divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.




ACCUMULATION UNIT VALUE


With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the New York Stock Exchange ("the Exchange") each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.




ADMINISTRATIVE OFFICE


Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your Contract will indicate the address of your Administrative Office. We will notify You if there is a change in the address of your Administrative Office. The telephone number to initiate a request is 800-638-7732.




ANNUITANT


The natural person whose life is the measure for determining the duration and the dollar amount of income payments.




ANNUITY UNIT VALUE


With a variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.




ASSUMED INVESTMENT RETURN (AIR)


Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.




BENEFICIARY


The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the Contract Owner dies.

---------------------------

CONTRACT


A Contract is the legal agreement between You and MetLife. This document contains relevant provisions of your Deferred Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.




CONTRACT ANNIVERSARY


An anniversary of the date we issue the Deferred Annuity.




CONTRACT OWNER


The person or entity which has all rights including the right to direct who receives income payments.




CONTRACT YEAR


The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.




FREE LOOK


You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Balance as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).




GOOD ORDER


A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative before submitting the form or request.

                                                    ---------------------------

DIVISIONS


Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II, or the American Funds(R).




METLIFE


MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."




SEPARATE ACCOUNT


A Separate Account is an investment account. All assets contributed to Divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.




VARIABLE ANNUITY


An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a variable annuity.




WITHDRAWAL CHARGE


The Withdrawal Charge is the amount we deduct from your Account Balance, if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.




YOU


In this Prospectus "You" is the Contract Owner of the Deferred Annuity and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife). "You" can also be a Beneficiary of a deceased person's Individual Retirement Account Contract or non-qualified Deferred Annuity who purchases the Deferred Annuity in his or her capacity as Beneficiary. A Contract generally may have two Owners (both of whom must be individuals). The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA Contract.

---------------------------

--------------------------------------------------------------------------------

     TABLE OF EXPENSES -- PREFERENCE PLUS SELECT DEFERRED ANNUITIES



  T he following tables describe the expenses You will pay when You buy, hold
  or withdraw amounts from your   Deferred Annuity. The first table describes
  charges You will pay at the time You purchase the Deferred   Annuity, make
  withdrawals from your Deferred Annuity or make transfers between the Divisions. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions -- see "Appendix A") and other taxes which may apply. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging program.



     Table 1 -- Contract Owner Transaction Expenses



   Sales Charge Imposed on Purchase Payments......                           None
   Withdrawal Charge (as a percentage of each                            Up to 9%
     purchase payment) (1)........................
   Transfer Fee (2)...............................           Current Charge: None
                                                   Maximum Guaranteed Charge: $25


    The second set of tables describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.



     Table 2(a) -- Fees Deducted on Each Contract Anniversary



   Annual Contract Fee (3)..... $30


     Table 2(b) -- Separate Account Charge


    The charges below are assessed as a percentage of your Account Balance in the Separate Account. You will pay a Separate Account charge, which includes the Standard Death Benefit. An Optional Annual Step-Up Death Benefit and an Optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit are available for an additional charge. You may also elect the Optional Earnings Preservation Benefit for an additional charge with or without the Optional Annual Step-Up Death Benefit or the Optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit (4).



Annual Separate Account Charge and Optional Death Benefit Charges (as a percentage of your average
                                  Account Balance in the Separate
                          Account) for the American Funds Portfolios (5)
                                                    B CLASS   BONUS CLASS (6)   C CLASS    L CLASS
                                                   --------- ----------------- --------- ----------

    Separate Account Charge with Basic Death       1.50%     1.95%             1.90%     1.75%
      Benefit.....................................
     Optional Annual Step-Up Death Benefit........  .20%      .20%              .20%      .20%

     Optional Greater of Annual Step-Up or 5%
       Annual Increase Amount
       Death Benefit..............................  .35%      .35%              .35%      .35%

     Optional Earnings Preservation Benefit.......  .25%      .25%              .25%      .25%

    Total Separate Account Annual Charge
      including the Optional Annual
     Step-Up Death Benefit and the Optional
       Earnings Preservation Benefit
     (7).......................................... 1.95%     2.40%             2.35%     2.20%
    Total Separate Account Annual Charge
      including the Optional Greater of Annual
      Step-Up
     or 5% Annual Increase Death Benefit and the
       Optional Earnings Preservation Benefit
     (7).......................................... 2.10%     2.55%             2.50%     2.35%

                                                    ---------------------------




Annual Separate Account Charge and Optional Death Benefit Charges (as a percentage of your average
                                  Account Balance in the Separate
              Account) for all Divisions except the the American Funds Portfolios (5)
                                                    B CLASS   BONUS CLASS (6)   C CLASS    L CLASS
                   Death Benefit                   --------- ----------------- --------- ----------

    Separate Account Charge with Basic Death       1.25%     1.70%             1.65%     1.50%
      Benefit.....................................
     Optional Annual Step-Up Death Benefit........  .20%      .20%              .20%      .20%

     Optional Greater of Annual Step-Up or 5%
       Annual Increase Amount
       Death Benefit..............................  .35%      .35%              .35%      .35%

     Optional Earnings Preservation Benefit.......  .25%      .25%              .25%      .25%

    Total Separate Account Annual Charge
      including the Optional Annual
     Step-Up Death Benefit and the Optional
       Earnings Preservation Benefit
     (7).......................................... 1.70%     2.15%             2.10%     1.95%
    Total Separate Account Annual Charge
      including the Optional Greater of Annual
      Step-Up
     or 5% Annual Increase Death Benefit and the
       Optional Earnings Preservation Benefit
     (7).......................................... 1.85%     2.30%             2.25%     2.10%


     Table 2(c) -- Additional Optional Death Benefits


    There is an additional Enhanced Death Benefit that You may elect for an additional charge. The charge for this death benefit, in Table 2(c) below, is assessed as a percentage of the Death Benefit Base and deducted annually from your Account Balance. (8)



   Enhanced Death Benefit I -- maximum charge   1.50%
   Enhanced Death Benefit I (issue age 69 or    0.75%
     younger) -- current charge
   Enhanced Death Benefit I (issue age          0.95%
     70-75) -- current charge


     Table 2(d) -- Optional Guaranteed Income Benefits (9)

     (as a percentage of the Income Base) (10)



   Guaranteed Minimum Income Benefit Plus          1.50%
     II -- maximum charge
   Guaranteed Minimum Income Benefit Plus          1.00%
     II -- current charge
   Guaranteed Minimum Income Benefit Plus          1.50%
     I -- maximum charge
   Guaranteed Minimum Income Benefit Plus          0.80%
     I -- current charge
   Guaranteed Minimum Income Benefit               0.50%
     II -- current charge
   Guaranteed Minimum Income Benefit I -- current  0.50%
     charge

---------------------------


     Table 2(e) -- Optional Guaranteed Withdrawal Benefits



   Lifetime Withdrawal Benefits (as a percentage
     of the Total Guaranteed Withdrawal Amount)
     (11)
     Lifetime Withdrawal Guarantee Benefit II      1.60%
       (Single Life Version) -- maximum charge

     Lifetime Withdrawal Guarantee Benefit II      1.25%
       (Single Life Version) -- current charge

     Lifetime Withdrawal Guarantee Benefit II      1.80%
       (Joint Life Version) -- maximum charge

     Lifetime Withdrawal Guarantee Benefit II      1.50%
       (Joint Life Version) -- current charge

     Lifetime Withdrawal Guarantee Benefit I       0.95%
       (Single Life Version) -- maximum charge

     Lifetime Withdrawal Guarantee Benefit I       0.50%
       (Single Life Version) -- current charge

     Lifetime Withdrawal Guarantee Benefit I       1.40%
       (Joint Life Version) -- maximum charge

     Lifetime Withdrawal Guarantee Benefit I       0.70%
       (Joint Life Version) -- current charge

   Guaranteed Withdrawal Benefits (as a
     percentage of the Guaranteed Withdrawal Amount)
     (11)
     Enhanced Guaranteed Withdrawal                1.00%
       Benefit -- maximum charge

     Enhanced Guaranteed Withdrawal                0.55%
       Benefit -- current charge

     Guaranteed Withdrawal Benefit I -- maximum    0.95%
       charge

     Guaranteed Withdrawal Benefit I -- current    0.50%
       charge



     Table 2(f) -- Optional Guaranteed Asset Accumulation Benefit

     (as a percentage of the Guaranteed Accumulation Amount) (12)



   Guaranteed Minimum Accumulation Benefit   0.75%


     Notes


 1 If an amount is determined to include the withdrawal of prior purchase payments, a Withdrawal Charge may apply. The charges on purchase payments for each class is calculated according to the following schedule:



NUMBER OF COMPLETE YEARS FROM RECEIPT OF PURCHASE
  PAYMENT                                           B CLASS   BONUS CLASS   C CLASS   L CLASS
-------                                            --------- ------------- --------- --------
     0............................................ 7%        9%            None      7%
     1............................................ 6%        8%                      6%
     2............................................ 6%        8%                      5%
     3............................................ 5%        7%                      0%
     4............................................ 4%        6%                      0%
     5............................................ 3%        4%                      0%
     6............................................ 2%        3%                      0%
     7 and thereafter............................. 0%        0%                      0%


   There are times when the Withdrawal Charge does not apply. For example, You may always withdraw earnings without a Withdrawal Charge. After the first Contract Year, You may also withdraw up to 10% of your total purchase payments without a Withdrawal Charge.

                                                    ---------------------------

 2 We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.


 3 This fee is waived if the Account Balance is $50,000 or more. Regardless of the amount of your Account Balance, the entire fee will be deducted if You take a total withdrawal of your Account Balance. During the pay-out phase, we reserve the right to deduct this fee.


 4  You may not elect the Optional Step-Up Death Benefit or the Optional
  Greater of Annual Step-up or 5% Annual Increase Death Benefit and/or the Optional Earnings Preservation Benefit with the Enhanced Death Benefit I.


 5 You pay the Separate Account charge with the Basic Death Benefit for your class of the Deferred Annuity during the pay-out phase of your Contract. Charges for optional benefits are those for Deferred Annuities purchased after April 30, 2005. Different charges may have been in effect for prior time periods. We reserve the right to impose an additional Separate Account charge on Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average Account Balance in the Separate Account in any such Divisions as shown in the table labeled "Current Separate Account Charge for the American Funds(R) Ameerican Funds Divisions were in effect prior to May 1, 2004.


   We are waiving 0.08% of the Separate Account charge for the Division investing in the Brighthouse/Wellington Large Cap Research Portfolio (formerly Met/Wellington Large Cap Research Portfolio) of Brighthouse Trust
  I. We are waiving an amount equal to the Portfolio expenses that are in excess 0.87% for the Division investing in the Oppenheimer Global Equity Portfolio of Brighthouse Trust I.


 6 The Separate Account charge for the Bonus Class will be reduced by 0.45% to 1.25% for the Basic Death Benefit (1.50% for amounts held in the American Funds(R) Divisions) after You have held the Contract for seven years. Similarly, the Separate Account charge will be reduced by 0.45% to 1.45% for the Annual Step-Up Death Benefit and 1.60% for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit (1.70% and 1.85%, respectively, for amounts held in the American Funds(R) Divisions) after You have held the Contract for seven years.


 7 This charge is determined by adding the Separate Account charge, the Optional Step-Up Death Benefit charge or the Optional Greater of Annual Step-up or 5% Annual Increase Death Benefit charge, as applicable, and the Optional Earnings Preservation Benefit charge.


 8  The Enhanced Death Benefit I may not be elected with the Optional Annual
  Step-Up Death Benefit, the Optional Greater of Annual Step-Up or 5% Annual Increase Amount Death Benefit or the Optional Earnings Preservation Benefit. The charge for the Enhanced Death Benefit I is a percentage of your Death Benefit Base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract or after your optional benefit terminates. The Enhanced Death Benefit I charge may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum charge, then the charge for the optional benefit will not increase upon an Optional Step-Up. (See "Optional Death Benefits" for more information.)


 9 You may only elect one Guaranteed Minimum Income Benefit at a time. You may not have a Guaranteed Withdrawal Benefit, a Guaranteed Minimum Income
  Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time.


 10 The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract or after your optional benefit terminates. Charges may increase upon an Optional Step-Up/Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Optional Step-Up/Optional Reset. (See "Guaranteed Income Benefits" for more information.)


 11  The charge for the Guaranteed Withdrawal Benefit I and the Enhanced
  Guaranteed Withdrawal Benefit is a percentage of your Guaranteed Withdrawal Amount, as defined later in this Prospectus. The charge for the Lifetime Withdrawal Guarantee Benefit I and Lifetime Withdrawal Guarantee Benefit II is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Deferred Annuity, or after your optional benefit terminates. Charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum charge, then the charge for the optional benefit will not increase upon an Optional Step-Up or Optional Reset. Certain guaranteed withdrawal benefit optional benefits are no longer available for sale. (See "Guaranteed Withdrawal Benefits" for more information.)

---------------------------

 12 The charge for the Guaranteed Minimum Accumulation Benefit is a percentage of your Guaranteed Accumulation Amount, as defined later in this Prospectus. You do not pay for this charge once You are in the pay-out phase of your Contract or after your optional benefits terminates. (See "Guaranteed
  Minimum Accumulation Benefit" for more information.)



Table 3 -  Portfolio Operating Expenses


The next table shows the minimum and maximum total operating expenses charged by the Portfolios that You may pay periodically during the time that You own the Deferred Annuity. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Portfolio's fees and expenses is contained in the prospectuses for the Portfolios and in the following tables. For information concerning compensation paid for the sale of the Deferred Annuities, see "General Information -- Who Sells the The Deferred Annuity."



      Minimum and Maximum Total Annual Portfolio Operating Expenses




                                                    Minimum    Maximum
                                                   --------- ----------
       Total Annual Portfolio Operating Expenses
       (expenses that are deducted from Portfolio
         assets, including management fees,
       distribution and/or service (12b-1) fees,      0.53%      1.49%
         and other expenses)



Portfolio Fees and Expenses

(as a percentage of average daily net assets)



The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.




                      AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                               FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 American Funds Bond Fund.........................      0.36%         0.25%        0.02%
 American Funds Global Small Capitalization Fund..      0.70%         0.25%        0.04%
   .
 American Funds Growth Fund.......................      0.32%         0.25%        0.02%
 American Funds Growth-Income Fund................      0.26%         0.25%        0.02%



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
PORTFOLIO                                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- ----------- ----------- --------------- ----------
 American Funds Bond Fund.........................  --             0.63%    --                 0.63%
 American Funds Global Small Capitalization Fund..  --             0.99%    --                 0.99%
   .
 American Funds Growth Fund.......................  --             0.59%    --                 0.59%
 American Funds Growth-Income Fund................  --             0.53%    --                 0.53%






                                BRIGHTHOUSE FUNDS TRUST I
                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                               FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 AB Global Dynamic Allocation Portfolio -- Class        0.61%         0.25%        0.03%
   B..............................................
 American Funds(R) Balanced Allocation                  0.06%         0.55%         --
   Portfolio -- Class C...........................
 American Funds(R) Growth Allocation                    0.06%         0.55%        0.01%
   Portfolio -- Class C...........................
 American Funds(R) Moderate Allocation                  0.06%         0.55%        0.01%
   Portfolio -- Class C...........................
 AQR Global Risk Balanced Portfolio -- Class B....      0.61%         0.25%        0.04%
 BlackRock Global Tactical Strategies                   0.66%         0.25%        0.01%
   Portfolio -- Class B...........................



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
PORTFOLIO                                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- ----------- ----------- --------------- ----------
 AB Global Dynamic Allocation Portfolio -- Class       0.01%       0.90%         0.02%         0.88%
   B..............................................
 American Funds(R) Balanced Allocation                 0.41%       1.02%          --           1.02%
   Portfolio -- Class C...........................
 American Funds(R) Growth Allocation                   0.42%       1.04%          --           1.04%
   Portfolio -- Class C...........................
 American Funds(R) Moderate Allocation                 0.40%       1.02%          --           1.02%
   Portfolio -- Class C...........................
 AQR Global Risk Balanced Portfolio -- Class B....     0.05%       0.95%         0.01%         0.94%
 BlackRock Global Tactical Strategies                  0.09%       1.01%         0.05%         0.96%
   Portfolio -- Class B...........................

                                                    ---------------------------



                                BRIGHTHOUSE FUNDS TRUST I
                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                               FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 Brighthouse Asset Allocation 100                       0.07%         0.25%        0.01%
   Portfolio -- Class B...........................
 Brighthouse Balanced Plus Portfolio -- Class B...      0.24%         0.25%         --
   .
 Brighthouse/Franklin Low Duration Total Return         0.50%         0.25%        0.05%
   Portfolio -- Class B...........................
 Brighthouse/Wellington Large Cap Research              0.56%         0.25%        0.02%
   Portfolio -- Class B...........................
 Clarion Global Real Estate Portfolio -- Class B..      0.61%         0.25%        0.05%
   .
 ClearBridge Aggressive Growth Portfolio -- Class       0.56%         0.25%        0.02%
   B..............................................
 Harris Oakmark International Portfolio -- Class        0.77%         0.25%        0.04%
   B..............................................
 Invesco Balanced-Risk Allocation                       0.63%         0.25%        0.04%
   Portfolio -- Class B...........................
 Invesco Small Cap Growth Portfolio -- Class B....      0.85%         0.25%        0.03%
 JPMorgan Global Active Allocation                      0.72%         0.25%        0.06%
   Portfolio -- Class B...........................
 Loomis Sayles Global Allocation                        0.70%         0.25%        0.08%
   Portfolio -- Class B...........................
 MetLife Multi-Index Targeted Risk                      0.17%         0.25%        0.01%
   Portfolio -- Class B...........................
 MFS(R) Research International Portfolio -- Class       0.70%         0.25%        0.05%
   B..............................................
 Morgan Stanley Discovery Portfolio -- Class B....      0.64%         0.25%        0.04%
 Oppenheimer Global Equity Portfolio -- Class B...      0.66%         0.25%        0.05%
   .
 PanAgora Global Diversified Risk                       0.65%         0.25%        0.18%
   Portfolio -- Class B...........................
 PIMCO Inflation Protected Bond                         0.47%         0.25%        0.77%
   Portfolio -- Class B...........................
 PIMCO Total Return Portfolio -- Class B..........      0.48%         0.25%        0.26%
 Schroders Global Multi-Asset Portfolio -- Class        0.63%         0.25%        0.05%
   B..............................................
 SSGA Growth and Income ETF Portfolio -- Class B..      0.31%         0.25%        0.01%
   .
 SSGA Growth ETF Portfolio -- Class B.............      0.32%         0.25%        0.02%
 T. Rowe Price Mid Cap Growth Portfolio -- Class        0.75%         0.25%        0.03%
   B..............................................
 Victory Sycamore Mid Cap Value                         0.65%         0.25%        0.04%
   Portfolio -- Class B...........................
 Western Asset Management Government Income             0.43%         0.25%        0.04%
   Portfolio -- Class B...........................



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
PORTFOLIO                                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- ----------- ----------- --------------- ----------
 Brighthouse Asset Allocation 100                      0.67%       1.00%          --           1.00%
   Portfolio -- Class B...........................
 Brighthouse Balanced Plus Portfolio -- Class B...     0.44%       0.93%          --           0.93%
   .
 Brighthouse/Franklin Low Duration Total Return        0.01%       0.81%         0.07%         0.74%
   Portfolio -- Class B...........................
 Brighthouse/Wellington Large Cap Research              --         0.83%         0.04%         0.79%
   Portfolio -- Class B...........................
 Clarion Global Real Estate Portfolio -- Class B..      --         0.91%         0.01%         0.90%
   .
 ClearBridge Aggressive Growth Portfolio -- Class       --         0.83%         0.02%         0.81%
   B..............................................
 Harris Oakmark International Portfolio -- Class        --         1.06%         0.02%         1.04%
   B..............................................
 Invesco Balanced-Risk Allocation                      0.02%       0.94%         0.02%         0.92%
   Portfolio -- Class B...........................
 Invesco Small Cap Growth Portfolio -- Class B....      --         1.13%         0.08%         1.05%
 JPMorgan Global Active Allocation                      --         1.03%         0.06%         0.97%
   Portfolio -- Class B...........................
 Loomis Sayles Global Allocation                        --         1.03%          --           1.03%
   Portfolio -- Class B...........................
 MetLife Multi-Index Targeted Risk                     0.22%       0.65%          --           0.65%
   Portfolio -- Class B...........................
 MFS(R) Research International Portfolio -- Class       --         1.00%         0.10%         0.90%
   B..............................................
 Morgan Stanley Discovery Portfolio -- Class B....      --         0.93%         0.02%         0.91%
 Oppenheimer Global Equity Portfolio -- Class B...      --         0.96%         0.12%         0.84%
   .
 PanAgora Global Diversified Risk                      0.04%       1.12%          --           1.12%
   Portfolio -- Class B...........................
 PIMCO Inflation Protected Bond                         --         1.49%         0.01%         1.48%
   Portfolio -- Class B...........................
 PIMCO Total Return Portfolio -- Class B..........      --         0.99%         0.03%         0.96%
 Schroders Global Multi-Asset Portfolio -- Class       0.02%       0.95%         0.01%         0.94%
   B..............................................
 SSGA Growth and Income ETF Portfolio -- Class B..     0.19%       0.76%          --           0.76%
   .
 SSGA Growth ETF Portfolio -- Class B.............     0.19%       0.78%          --           0.78%
 T. Rowe Price Mid Cap Growth Portfolio -- Class        --         1.03%          --           1.03%
   B..............................................
 Victory Sycamore Mid Cap Value                         --         0.94%         0.09%         0.85%
   Portfolio -- Class B...........................
 Western Asset Management Government Income             --         0.72%         0.03%         0.69%
   Portfolio -- Class B...........................






                          BRIGHTHOUSE FUNDS TRUST II -- CLASS B
                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                               FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 Baillie Gifford International Stock Portfolio....      0.79%         0.25%        0.05%



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
PORTFOLIO                                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- ----------- ----------- --------------- ----------
 Baillie Gifford International Stock Portfolio....  --             1.09%         0.12%         0.97%

---------------------------



                          BRIGHTHOUSE FUNDS TRUST II -- CLASS B
                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
PORTFOLIO                                               FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 BlackRock Bond Income Portfolio..................      0.33%         0.25%        0.10%
 BlackRock Capital Appreciation Portfolio.........      0.69%         0.25%        0.03%
 BlackRock Ultra-Short Term Bond Portfolio........      0.35%         0.25%        0.04%
 BlackRock Ultra-Short Term Bond                        0.35%         0.15%        0.04%
   Portfolio -- Class E*..........................
 Brighthouse Asset Allocation 20 Portfolio........      0.10%         0.25%        0.03%
 Brighthouse Asset Allocation 40 Portfolio........      0.06%         0.25%         --
 Brighthouse Asset Allocation 60 Portfolio........      0.05%         0.25%         --
 Brighthouse Asset Allocation 80 Portfolio........      0.05%         0.25%        0.01%
 Brighthouse/Artisan Mid Cap Value Portfolio......      0.82%         0.25%        0.04%
 Brighthouse/Wellington Balanced Portfolio........      0.46%         0.25%        0.07%
 Brighthouse/Wellington Core Equity Opportunities       0.70%         0.25%        0.02%
   Portfolio......................................
 Frontier Mid Cap Growth Portfolio................      0.71%         0.25%        0.04%
 Jennison Growth Portfolio........................      0.60%         0.25%        0.02%
 Loomis Sayles Small Cap Core Portfolio...........      0.90%         0.25%        0.06%
 Loomis Sayles Small Cap Growth Portfolio.........      0.90%         0.25%        0.07%
 MetLife Aggregate Bond Index Portfolio...........      0.25%         0.25%        0.03%
 MetLife Mid Cap Stock Index Portfolio............      0.25%         0.25%        0.05%
 MetLife MSCI EAFE(R) Index Portfolio.............      0.30%         0.25%        0.08%
 MetLife Russell 2000(R) Index Portfolio..........      0.25%         0.25%        0.06%
 MetLife Stock Index Portfolio....................      0.25%         0.25%        0.03%
 MFS(R) Total Return Portfolio....................      0.56%         0.25%        0.06%
 MFS(R) Value Portfolio...........................      0.61%         0.25%        0.02%
 Neuberger Berman Genesis Portfolio...............      0.82%         0.25%        0.03%
 T. Rowe Price Large Cap Growth Portfolio.........      0.60%         0.25%        0.02%
 T. Rowe Price Small Cap Growth Portfolio.........      0.47%         0.25%        0.03%
 Western Asset Management Strategic Bond                0.57%         0.25%        0.03%
   Opportunities
   Portfolio......................................
 Western Asset Management U.S. Government               0.47%         0.25%        0.03%
   Portfolio......................................



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
PORTFOLIO                                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- ----------- ----------- --------------- ----------
 BlackRock Bond Income Portfolio..................      --         0.68%          --           0.68%
 BlackRock Capital Appreciation Portfolio.........      --         0.97%         0.09%         0.88%
 BlackRock Ultra-Short Term Bond Portfolio........      --         0.64%         0.03%         0.61%
 BlackRock Ultra-Short Term Bond                        --         0.54%         0.03%         0.51%
   Portfolio -- Class E*..........................
 Brighthouse Asset Allocation 20 Portfolio........     0.61%       0.99%         0.03%         0.96%
 Brighthouse Asset Allocation 40 Portfolio........     0.62%       0.93%          --           0.93%
 Brighthouse Asset Allocation 60 Portfolio........     0.63%       0.93%          --           0.93%
 Brighthouse Asset Allocation 80 Portfolio........     0.65%       0.96%          --           0.96%
 Brighthouse/Artisan Mid Cap Value Portfolio......      --         1.11%         0.05%         1.06%
 Brighthouse/Wellington Balanced Portfolio........      --         0.78%          --           0.78%
 Brighthouse/Wellington Core Equity Opportunities       --         0.97%         0.11%         0.86%
   Portfolio......................................
 Frontier Mid Cap Growth Portfolio................      --         1.00%         0.02%         0.98%
 Jennison Growth Portfolio........................      --         0.87%         0.08%         0.79%
 Loomis Sayles Small Cap Core Portfolio...........     0.02%       1.23%         0.08%         1.15%
 Loomis Sayles Small Cap Growth Portfolio.........      --         1.22%         0.09%         1.13%
 MetLife Aggregate Bond Index Portfolio...........      --         0.53%         0.01%         0.52%
 MetLife Mid Cap Stock Index Portfolio............      --         0.55%          --           0.55%
 MetLife MSCI EAFE(R) Index Portfolio.............     0.01%       0.64%          --           0.64%
 MetLife Russell 2000(R) Index Portfolio..........      --         0.56%          --           0.56%
 MetLife Stock Index Portfolio....................      --         0.53%         0.01%         0.52%
 MFS(R) Total Return Portfolio....................      --         0.87%          --           0.87%
 MFS(R) Value Portfolio...........................      --         0.88%         0.06%         0.82%
 Neuberger Berman Genesis Portfolio...............      --         1.10%         0.01%         1.09%
 T. Rowe Price Large Cap Growth Portfolio.........      --         0.87%         0.05%         0.82%
 T. Rowe Price Small Cap Growth Portfolio.........      --         0.75%          --           0.75%
 Western Asset Management Strategic Bond                --         0.85%         0.06%         0.79%
   Opportunities
   Portfolio......................................
 Western Asset Management U.S. Government               --         0.75%         0.03%         0.72%
   Portfolio......................................




* Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

                                                    ---------------------------


The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 29, 2019 through April 30, 2020. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.



Certain Portfolios that have "Acquired Fund Fees and Expenses" may be "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



     EXAMPLES


 These Examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, annual Contract fees, if any, separate account charges, and underlying Portfolio fees and expenses.



 Examples 1 through 4 assume You purchased the Contract with optional benefits that result in the highest possible combination of charges. Example 1 relates to the purchase of the Deferred Annuity with the B Class; Example 2 relates to the purchase of the Deferred Annuity with the Bonus Class; Example 3 relates to the purchase of the Deferred Annuity with the C Class; and Example 4 relates to the purchase of the Deferred Annuity with the L Class.



 Examples 5 through 8 assume You purchased the Contract with no optional benefits that result in the least expensive combination of charges. Example 5 relates to the purchase of the Deferred Annuity with the B Class; Example 6 relates to the purchase of the Deferred Annuity with the Bonus Class; Example 7 relates to the purchase of the Deferred Annuity with the C Class; and Example 8 relates to the purchase of the Deferred Annuity with the L Class.



 Example 1. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the B Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You paid the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

 o You select the Enhanced Death Benefit I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;

 o You select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and



     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,304   $2,330    $3,389    $6,383
  Minimum........  $1,208   $2,050    $2,937    $5,560



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

---------------------------



                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $604    $1,790    $3,029    $6,383
  Minimum........   $508    $1,510    $2,577    $5,560



 Example 2. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the Bonus Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You paid the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

 o You select the Enhanced Death Benefit I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;

 o You select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and



     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,004   $1,409    $1,820    $3,058
  Minimum........  $  908   $1,120    $1,337    $2,086



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $304      $869    $1,460    $3,058
  Minimum........   $208      $580    $  977    $2,086

                                                    ---------------------------


 Example 3. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the C Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

 o You select the Enhanced Death Benefit I and You are age 70 and assume that you elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;

 o You select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and



 You surrender your Contract, You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges apply to the C Class).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,568   $2,725    $3,972    $7,419
  Minimum........  $1,469   $2,431    $3,487    $6,489



 Example 4. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the L Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You paid the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return;

 o You select the Enhanced Death Benefit I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;

 o You select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and



     You fully surrender your Contract with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $668    $2,005    $3,432    $7,419
  Minimum........   $569    $1,711    $2,947    $6,489



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

---------------------------



                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,259   $1,783    $2,377    $4,126
  Minimum........  $1,160   $1,479    $1,858    $3,029



 Example 5. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:


     Assumptions:

     o You select the B Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return; and



     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $359    $1,063    $1,837    $4,126
  Minimum........   $260    $  759    $1,318    $3,029



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $644    $1,905    $3,213    $6,701
  Minimum........   $548    $1,627    $2,768    $5,913



 Example 6. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the Bonus Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return; and



     You fully surrender your Contract, with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $344      $988    $1,656    $3,438
  Minimum........   $248      $701    $1,181    $2,502



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                    ---------------------------



                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,329   $2,312    $3,144    $6,583
  Minimum........  $1,233   $2,033    $2,696    $5,782



 Example 7. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the C Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return; and



 You surrender your Contract, You do not surrender your Contract or elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges apply to the C Class).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $629    $1,862    $3,144    $6,583
  Minimum........   $533    $1,583    $2,696    $5,782



 Example 8. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


     Assumptions:

     o You select the L Class;

     o reimbursement and/or waiver of expenses was not in effect;

     o there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;

     o You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3 -- Portfolio Operating Expenses");

     o You pay the Annual Contract Fee;

     o the underlying Portfolio earns a 5% annual return; and



     You fully surrender your Contract with applicable Withdrawal Charges deducted.




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........  $1,029   $1,393    $1,583    $3,297
  Minimum........  $  933   $1,106    $1,105    $2,348



 You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).




                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  -------- --------- --------- ---------
  Maximum........   $329      $943    $1,583    $3,297
  Minimum........   $233      $656    $1,105    $2,348

---------------------------

--------------------------------------------------------------------------------

     ACCUMULATION UNIT VALUES FOR EACH DIVISION



See Appendix B.

                                                    ---------------------------

METLIFE



M etropolitan Life Insurance Company is a provider of insurance, annuities,
employee benefits and asset     management. We are also one of the largest
institutional investors in the United States with a $264.3     billion general
account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. -Treasury and agency securities, as well as real estate and corporate equity, at December -31, 2018. The Company was incorporated under the laws of New York in 1868. The Company's office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.




METROPOLITAN LIFE

SEPARATE ACCOUNT E

W e established Metropolitan Life Separate Account E on September 27, 1983. The
purpose of the Separate     Account is to hold the variable assets that
underlie the -Preference Plus Select Variable Annuity Contracts     and some
other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.



We are obligated to pay all money we owe under the Contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit or optional Guaranteed Minimum -Accumulation Benefit that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.




The investment manager to certain of the Portfolios offered with the Contracts or with other variable annuity contracts issued through the Separate Account may be regulated as a Commodity Pool Operator. While it does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

---------------------------

VARIABLE ANNUITIES


T his Prospectus describes a type of variable annuity, a Deferred Annuity.
These annuities are "variable"   because the value of your account or income
payment varies based on the investment performance of the   Divisions You
choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.



The Deferred Annuity have a fixed interest rate option called the "Fixed Account." The Fixed Account is not available to all Contract Owners. The Fixed Account in part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your Contract is issued but will not be less than 1%. The current interest rate may vary by Deferred Annuity class. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the 1940 Act. The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Payment Option." Under the Fixed Income Payment Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Balance allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Income Option payments are subject to our financial strength and claims-paying ability.



Replacement of Annuity Contracts



EXCHANGE PROGRAMS: From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the Deferred Annuity offered by this Prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Deferred Annuity, an existing Contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a Withdrawal Charge. The Account Balance of this Deferred Annuity attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging Program. Any additional purchase payments contributed to the new Deferred Annuity will be subject to all fees and charges, including the Withdrawal Charge described in this Prospectus. You should carefully consider whether an exchange is appropriate for You by comparing the death benefits, living benefits, and other guarantees provided by the contract You currently own to the benefits and guarantees that would be provided by the new Contract offered in this Prospectus. Then You should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the separate account charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, You should consult your tax adviser before making any such exchange.




OTHER EXCHANGES: Generally, You can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code (the "Code"). Before making an exchange You should compare both annuities carefully. If You exchange another annuity for the one described in this Prospectus, unless the exchange occurs under one of our exchange programs described above, You might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this Deferred Annuity . Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Deferred Annuity until

                                                    ---------------------------

we have received the initial purchase payment from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing variable annuity contract. Before You exchange another annuity for our Deferred Annuity, ask your registered representative whether the exchange would be advantageous, given the -contract features, benefits and charges.



The Deferred Annuity



Y ou accumulate money in your account during the pay-in phase by making one or
more purchase payments.    MetLife will hold your money and credit investment
returns as long as the money remains in your account.



All IRAs receive tax deferral under the Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.



- - - - - - - - - - -NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the Owner of a non-qualified Deferred Annuity, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Deferred Annuity will generally, eliminate the Beneficiary's ability to "stretch" or a spousal Beneficiary's ability to continue the Deferred Annuity and the living and/or death benefits.



A Deferred Annuity consists of two phases: the accumulation or "pay-in" or annuitization phase and the income or "pay-out" phase. The pay-out phase begins when You elect to have us pay You "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. There is no death benefit during the pay-out phase, however, depending on the pay-out option You elect, any remaining guarantee (i.e., cash refund amount or guaranteed income payments) will be paid to your Beneficiary(ies) (see "Pay Out (or Income Options)" for more information). Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."



The Deferred Annuity is offered in several variations, which we call "classes." Each class offers You the ability to choose certain features. Each has its own Separate Account charge and applicable Withdrawal Charge (except C Class which has no Withdrawal Charges). The Deferred Annuity also offers You the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Basic Death Benefit for that class. If You purchase any of the optional death benefits, You receive the optional benefit in place of the Basic Death Benefit. In deciding whether to purchase any of the optional benefits, You should consider the desirability of the benefit relative to its additional cost and to your needs. You should carefully consider which of the available classes is appropriate for you. - Determination of the appropriate balance between (a) the ability to access your Account Balance without incurring - a Withdrawal Charge (see "Charges -- Withdrawal Charge");
(b) the impact of Separate Account charges on your Account Balance (see "Charges -- Separate Account Charge" as well as "Purchase Payments -- The Value of Your Investment"); and (c) should you elect an optional living or death benefit rider, the duration you must own the Contract to take full advantage of the guaranteed protection provided by the optional benefit, are important factors to consider. - You should discuss the relative benefits and costs of the different share classes with your financial representative. Unless You tell us otherwise, we will assume that You are purchasing the B Class Deferred Annuity with the Basic Death Benefit and no optional benefits. These optional benefits are:


- an Annual Step-Up Death Benefit;

---------------------------

- a Greater of Annual Step-Up or 5% Annual Increase Death Benefit;


- an Enhanced Death Benefit (the "EDB I");


- an Earnings Preservation Benefit;


- Guaranteed Minimum Income Benefits (the Guaranteed Minimum Income Benefit Plus II (the "GMIB Plus II"), the Guaranteed Minimum Income Plus I (the "GMIB Plus I"), the Guaranteed Minimum Income Benefit II (the "GMIB II") and the Guaranteed Minimum Income Benefit I (the "GMIB I") are collectively, the "GMIBs");


- Guaranteed Withdrawal Benefits (the Lifetime Withdrawal Guarantee II (the "LWG II"), the Lifetime Withdrawal Guarantee I (the "LWG I"), the Enhanced Guaranteed Withdrawal Benefit (the "Enhanced GWB") and the Guaranteed Withdrawal Benefit I (the "GWB I") are collectively, the "GWBs"); and


- a Guaranteed Minimum Accumulation Benefit (the "GMAB").



You may not have a GMIB, a GWB or the GMAB in effect at the same time. You may not have the EDB I in effect with any living benefit except the GMIB Plus II. None of these optional benefits are currently available for sale.



Each of these optional benefits is described in more detail later in this Prospectus. The availability of optional benefits and features of optional benefits may vary by state.



The Prospectus describes the material features of the Deferred Annuity.



We may restrict the investment choices available to You if You select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.



Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.



The Deferred Annuities are no longer available for sale; however, MetLife will continue to accept additional purchase payments for the Contracts issued under limited circumstances.

                                                    ---------------------------

CLASSES OF THE DEFERRED ANNUITY


B Class

The B Class has a 1.25% annual Separate Account charge (1.50% in the case of each American Funds(R) Division) and a declining seven year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit or the greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.45% to 1.60% or, in the case of each American Funds(R) Division, 1.70% to 1.85%. If You choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds(R) Division, 1.95% to 2.10%.




THE BONUS CLASS (MAY ALSO BE KNOWN AS THE "B PLUS CLASS" IN OUR SALES LITERATURE AND ADVERTISING)


You may purchase a Contract in the Bonus Class before your 81st birthday. If there are Joint Contract Owners, the age of the oldest Joint Contract Owner will be used to determine eligibility. Under the Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year. The Bonus will be applied on a pro-rata basis to the Fixed Account, if available, and the Divisions of the Separate Account based upon your allocation for your purchase payments. The Bonus Class has a 1.70% annual Separate Account charge (1.95% in the case of each American Funds(R) Division) and a declining seven year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.90% to 2.05% or, in the case of each American Funds(R) Division, 2.15% to 2.30%. If You choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 2.15% to 2.30% or, in the case of each American Funds(R) Division, 2.40% to 2.55%. After You have held the Contract for seven years, the Separate Account charge declines 0.45% to 1.25% with the Basic Death Benefit (1.50% in the case of each American Funds(R) Division). After You have held the Contract for seven years, the Separate Account charge declines to 1.45% and 1.60%, respectively, for the Annual Step-Up Death Benefit and for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or, in the case of each American Funds(R) Division, 1.70% to 1.85%.



Investment returns for the Bonus Class Deferred Annuity may be lower than those for the B Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the Bonus Class Deferred Annuity.



The Bonus Class Deferred Annuity may not be appropriate with certain qualified plans where there may be minimal initial purchase payments submitted in the first year.



Therefore, the choice between the Bonus Class and the B Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.



There is no guarantee that the Bonus Class Deferred Annuity will have higher returns than the B Class Deferred Annuity, the other classes of the Deferred Annuity, similar Contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.

---------------------------

The following table demonstrates hypothetical investment returns for a Deferred Annuity with the 3% credit compared to a Contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:


a) a $50,000 initial purchase payment with no other purchase payments;


b) deduction of the Separate Account charge at a rate of 1.70% (1.25% in years 8-10) (Bonus Class Deferred Annuity) and 1.25% (B Class Deferred Annuity); and


c) an assumed investment return for the investment choices before Separate Account charges of 8.05% for each of 10 years.



                        Bonus Class                  B Class
                  (1.70% Separate Account    (1.25% Separate Account
Contract Year    charge for first 7 years)      charge all years)
  1                       $54,770                    $53,400
  2                       $58,248                    $57,031
  3                       $61,947                    $60,909
  4                       $65,881                    $65,051
  5                       $70,064                    $69,475
  6                       $74,513                    $74,199
  7                       $79,245                    $79,244
  8                       $84,633                    $84,633
  9                       $90,388                    $90,388
  10                      $96,535                    $96,534


Generally, the higher the rate of return, the more advantageous the Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year or the break-even point would otherwise occur sooner. The break-even point is when the Account Balance of a Bonus Class Contract will equal the Account Balance of a B Class Contract, assuming equal initial purchase payments and a level rate of return, and thereafter, the Account Balance would be higher in a B Class Contract.



The decision to elect the Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the Bonus Class.



The guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity. Current rates for the Bonus Class may be lower than those for the other classes of the Deferred Annuity.



Any 3% credit does not become yours until after the "free look" period; we retrieve it if You exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

                                                    ---------------------------

If we agree to permit your Beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/ her benefit, a new Contract will be issued in order to facilitate the distribution of payments. The new Contract will be issued in the same Contract class, except, if You had a Bonus Class Deferred Annuity, the Contract will be issued as a B Class Deferred Annuity.



C Class


The C Class has a 1.65% annual Separate Account charge (1.90% in the case of each American Funds(R) Division) and no Withdrawal Charge. If You choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.85% to 2.00% or, in the case of each American Funds(R) Division, 2.10% to 2.25%. If You choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 2.10% to 2.25% or, in the case of each American Funds(R) Division, 2.35% to 2.50%. The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity Generator(R) and the AllocatorSM are not available in the C Class Deferred Annuity purchased after April 30, 2003. A money market Division is available in the C Class Deferred Annuity purchased after April 30, 2003.



L Class


The L Class has a 1.50% annual Separate Account charge (1.75% in the case of each American Funds(R) Division) and a declining three-year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds(R) Division, 1.95% to 2.10%. If You choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 1.95% to 2.10% or, in the case of each American Funds(R) Division, 2.20% to 2.35%.

---------------------------

YOUR INVESTMENT CHOICES


Brighthouse Trust I, Brighthouse Trust II, and the American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Divisions. The classes of shares available to the Deferred Annuities, Class B of Brighthouse Trust I (except for the American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R) Moderate Allocation Portfolios which are Class C), Class B of Brighthouse Trust II, and Class 2 of the American Funds(R), each impose a 12b-1 fee.



The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See "Appendix C -- Portfolio Legal and Marketing Names.") The Divisions generally offer the opportunity for -greater returns over the long term than our Fixed Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk You assume will depend on the Divisions You choose. While the Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since your Account Balance or -income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or - variable income payments based on amounts allocated to the Divisions may go down as well as up.



Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.



The current Portfolios are listed below, along with their investment manager and any sub-investment manager.




Portfolio                                          Investment Objective
-------------------------------------------------- -------------------------------------------------
 American Funds(R)
 American Funds Bond Fund                          Seeks as high a level of current income as is
                                                   consistent with the preservation of capital.
 American Funds Global Small Capitalization        Seeks long-term growth of capital.
 Fund
 American Funds Growth Fund                        Seeks growth of capital.
 American Funds Growth-Income Fund                 Seeks long-term growth of capital and income.
 Brighthouse Funds Trust I
 AB Global Dynamic Allocation Portfolio            Seeks capital appreciation and current income.
 American Funds(R) Balanced Allocation Portfolio   Seeks a balance between a high level of
                                                   current income and growth of capital, with a
                                                   greater emphasis on growth of capital.
 American Funds(R) Growth Allocation Portfolio     Seeks growth of capital.
 American Funds(R) Moderate Allocation             Seeks a high total return in the form of income
 Portfolio                                         and growth of capital, with a greater
                                                   emphasis on income.



Portfolio                                          Investment Adviser/Subadviser
-------------------------------------------------- -------------------------------------
 American Funds(R)
 American Funds Bond Fund                          Capital Research and Management
                                                   CompanySM
 American Funds Global Small Capitalization        Capital Research and Management
 Fund                                              CompanySM
 American Funds Growth Fund                        Capital Research and Management
                                                   CompanySM
 American Funds Growth-Income Fund                 Capital Research and Management
                                                   CompanySM
 Brighthouse Funds Trust I
 AB Global Dynamic Allocation Portfolio            Brighthouse Investment Advisers, LLC
                                                   Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation Portfolio   Brighthouse Investment Advisers, LLC
 American Funds(R) Growth Allocation Portfolio     Brighthouse Investment Advisers, LLC
 American Funds(R) Moderate Allocation             Brighthouse Investment Advisers, LLC
 Portfolio

                                                    ---------------------------



Portfolio                                         Investment Objective
------------------------------------------------- ------------------------------------------------
 AQR Global Risk Balanced Portfolio               Seeks total return.
 BlackRock Global Tactical Strategies Portfolio   Seeks capital appreciation and current income.
 Brighthouse Asset Allocation 100 Portfolio       Seeks growth of capital.
 Brighthouse Balanced Plus Portfolio              Seeks a balance between a high level of
                                                  current income and growth of capital, with a
                                                  greater emphasis on growth of capital.
 Brighthouse/Franklin Low Duration Total          Seeks a high level of current income, while
 Return Portfolio                                 seeking preservation of shareholders' capital.
 Brighthouse/Wellington Large Cap Research        Seeks long-term capital appreciation.
 Portfolio
 Clarion Global Real Estate Portfolio             Seeks total return through investment in real
                                                  estate securities, emphasizing both capital
                                                  appreciation and current income.
 ClearBridge Aggressive Growth Portfolio          Seeks capital appreciation.
 Harris Oakmark International Portfolio           Seeks long-term capital appreciation.
 Invesco Balanced-Risk Allocation Portfolio       Seeks total return.
 Invesco Small Cap Growth Portfolio               Seeks long-term growth of capital.
 JPMorgan Global Active Allocation Portfolio      Seeks capital appreciation and current income.
 Loomis Sayles Global Allocation Portfolio        Seeks high total investment return through a
                                                  combination of capital appreciation and
                                                  income.
 MetLife Multi-Index Targeted Risk Portfolio      Seeks a balance between growth of capital
                                                  and current income, with a greater emphasis
                                                  on growth of capital.
 MFS(R) Research International Portfolio          Seeks capital appreciation.
 Morgan Stanley Discovery Portfolio               Seeks capital appreciation.
 Oppenheimer Global Equity Portfolio              Seeks capital appreciation.
 PanAgora Global Diversified Risk Portfolio       Seeks total return.
 PIMCO Inflation Protected Bond Portfolio         Seeks maximum real return, consistent with
                                                  preservation of capital and prudent
                                                  investment management.
 PIMCO Total Return Portfolio                     Seeks maximum total return, consistent with
                                                  the preservation of capital and prudent
                                                  investment management.



Portfolio                                         Investment Adviser/Subadviser
------------------------------------------------- ---------------------------------------------
 AQR Global Risk Balanced Portfolio               Brighthouse Investment Advisers, LLC
                                                  Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies Portfolio   Brighthouse Investment Advisers, LLC
                                                  Subadviser: BlackRock Financial Management,
                                                  Inc.
 Brighthouse Asset Allocation 100 Portfolio       Brighthouse Investment Advisers, LLC
 Brighthouse Balanced Plus Portfolio              Brighthouse Investment Advisers, LLC
                                                  Subadviser: Overlay Portion: Pacific
                                                  Investment Management Company LLC
 Brighthouse/Franklin Low Duration Total          Brighthouse Investment Advisers, LLC
 Return Portfolio                                 Subadviser: Franklin Advisers, Inc.
 Brighthouse/Wellington Large Cap Research        Brighthouse Investment Advisers, LLC
 Portfolio                                        Subadviser: Wellington Management Company
                                                  LLP
 Clarion Global Real Estate Portfolio             Brighthouse Investment Advisers, LLC
                                                  Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio          Brighthouse Investment Advisers, LLC
                                                  Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International Portfolio           Brighthouse Investment Advisers, LLC
                                                  Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio       Brighthouse Investment Advisers, LLC
                                                  Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio               Brighthouse Investment Advisers, LLC
                                                  Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation Portfolio      Brighthouse Investment Advisers, LLC
                                                  Subadviser: J.P. Morgan Investment
                                                  Management Inc.
 Loomis Sayles Global Allocation Portfolio        Brighthouse Investment Advisers, LLC
                                                  Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk Portfolio      Brighthouse Investment Advisers, LLC
                                                  Subadviser: Overlay Portion: MetLife
                                                  Investment Advisors, LLC
 MFS(R) Research International Portfolio          Brighthouse Investment Advisers, LLC
                                                  Subadviser: Massachusetts Financial Services
                                                  Company
 Morgan Stanley Discovery Portfolio               Brighthouse Investment Advisers, LLC
                                                  Subadviser: Morgan Stanley Investment
                                                  Management Inc.
 Oppenheimer Global Equity Portfolio              Brighthouse Investment Advisers, LLC
                                                  Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk Portfolio       Brighthouse Investment Advisers, LLC
                                                  Subadviser: PanAgora Asset Management,
                                                  Inc.
 PIMCO Inflation Protected Bond Portfolio         Brighthouse Investment Advisers, LLC
                                                  Subadviser: Pacific Investment Management
                                                  Company LLC
 PIMCO Total Return Portfolio                     Brighthouse Investment Advisers, LLC
                                                  Subadviser: Pacific Investment Management
                                                  Company LLC

---------------------------



Portfolio                                        Investment Objective
------------------------------------------------ -------------------------------------------------
 Schroders Global Multi-Asset Portfolio          Seeks capital appreciation and current income.
 SSGA Growth and Income ETF Portfolio            Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                       Seeks growth of capital.
 T. Rowe Price Mid Cap Growth Portfolio          Seeks long-term growth of capital.
 Victory Sycamore Mid Cap Value Portfolio        Seeks high total return by investing in equity
                                                 securities of mid-sized companies.
 Western Asset Management Government             Seeks a high level of current income,
 Income Portfolio                                consistent with preservation of principal.
 Brighthouse Funds Trust II
 Baillie Gifford International Stock Portfolio   Seeks long-term growth of capital.
 BlackRock Bond Income Portfolio                 Seeks a competitive total return primarily
                                                 from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio        Seeks long-term growth of capital.
 BlackRock Ultra-Short Term Bond Portfolio       Seeks a high level of current income consistent
                                                 with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio       Seeks a high level of current income, with
                                                 growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio       Seeks high total return in the form of income
                                                 and growth of capital, with a greater
                                                 emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio       Seeks a balance between a high level of
                                                 current income and growth of capital, with a
                                                 greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio       Seeks growth of capital.
 Brighthouse/Artisan Mid Cap Value Portfolio     Seeks long-term capital growth.
 Brighthouse/Wellington Balanced Portfolio       Seeks long-term capital appreciation with
                                                 some current income.
 Brighthouse/Wellington Core Equity              Seeks to provide a growing stream of income
 Opportunities Portfolio                         over time and, secondarily, long-term capital
                                                 appreciation and current income.
 Frontier Mid Cap Growth Portfolio               Seeks maximum capital appreciation.
 Jennison Growth Portfolio                       Seeks long-term growth of capital.



Portfolio                                        Investment Adviser/Subadviser
------------------------------------------------ ---------------------------------------------
 Schroders Global Multi-Asset Portfolio          Brighthouse Investment Advisers, LLC
                                                 Subadvisers: Schroder Investment
                                                 Management North America Inc.; Schroder
                                                 Investment Management North America
                                                 Limited
 SSGA Growth and Income ETF Portfolio            Brighthouse Investment Advisers, LLC
                                                 Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                       Brighthouse Investment Advisers, LLC
                                                 Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Mid Cap Growth Portfolio          Brighthouse Investment Advisers, LLC
                                                 Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value Portfolio        Brighthouse Investment Advisers, LLC
                                                 Subadviser: Victory Capital Management Inc.
 Western Asset Management Government             Brighthouse Investment Advisers, LLC
 Income Portfolio                                Subadviser: Western Asset Management
                                                 Company
 Brighthouse Funds Trust II
 Baillie Gifford International Stock Portfolio   Brighthouse Investment Advisers, LLC
                                                 Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income Portfolio                 Brighthouse Investment Advisers, LLC
                                                 Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio        Brighthouse Investment Advisers, LLC
                                                 Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond Portfolio       Brighthouse Investment Advisers, LLC
                                                 Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio       Brighthouse Investment Advisers, LLC
 Brighthouse Asset Allocation 40 Portfolio       Brighthouse Investment Advisers, LLC
 Brighthouse Asset Allocation 60 Portfolio       Brighthouse Investment Advisers, LLC
 Brighthouse Asset Allocation 80 Portfolio       Brighthouse Investment Advisers, LLC
 Brighthouse/Artisan Mid Cap Value Portfolio     Brighthouse Investment Advisers, LLC
                                                 Subadviser: Artisan Partners Limited
                                                 Partnership
 Brighthouse/Wellington Balanced Portfolio       Brighthouse Investment Advisers, LLC
                                                 Subadviser: Wellington Management Company
                                                 LLP
 Brighthouse/Wellington Core Equity              Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                         Subadviser: Wellington Management Company
                                                 LLP
 Frontier Mid Cap Growth Portfolio               Brighthouse Investment Advisers, LLC
                                                 Subadviser: Frontier Capital Management
                                                 Company, LLC
 Jennison Growth Portfolio                       Brighthouse Investment Advisers, LLC
                                                 Subadviser: Jennison Associates LLC

                                                    ---------------------------


Portfolio                                   Investment Objective
------------------------------------------- -------------------------------------------------
 Loomis Sayles Small Cap Core Portfolio     Seeks long-term capital growth from
                                            investments in common stocks or other equity
                                            securities.
 Loomis Sayles Small Cap Growth Portfolio   Seeks long-term capital growth.
 MetLife Aggregate Bond Index Portfolio     Seeks to track the performance of the
                                            Bloomberg Barclays U.S. Aggregate Bond
                                            Index.
 MetLife Mid Cap Stock Index Portfolio      Seeks to track the performance of the
                                            Standard & Poor's MidCap 400(R) Composite
                                            Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio       Seeks to track the performance of the MSCI
                                            EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio    Seeks to track the performance of the Russell
                                            2000(R) Index.
 MetLife Stock Index Portfolio              Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 MFS(R) Total Return Portfolio              Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio                     Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio         Seeks high total return, consisting principally
                                            of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 T. Rowe Price Small Cap Growth Portfolio   Seeks long-term capital growth.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio                    with preservation of capital.
 Western Asset Management U.S. Government   Seeks to maximize total return consistent
 Portfolio                                  with preservation of capital and maintenance
                                            of liquidity.



Portfolio                                   Investment Adviser/Subadviser
------------------------------------------- ---------------------------------------------
 Loomis Sayles Small Cap Core Portfolio     Brighthouse Investment Advisers, LLC
                                            Subadviser: Loomis, Sayles & Company, L.P.
 Loomis Sayles Small Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
                                            Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Aggregate Bond Index Portfolio     Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors, LLC
 MetLife Mid Cap Stock Index Portfolio      Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors, LLC
 MetLife MSCI EAFE(R) Index Portfolio       Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors, LLC
 MetLife Russell 2000(R) Index Portfolio    Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors, LLC
 MetLife Stock Index Portfolio              Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors, LLC
 MFS(R) Total Return Portfolio              Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio                     Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis Portfolio         Brighthouse Investment Advisers, LLC
                                            Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                    Subadviser: Western Asset Management
                                            Company
 Western Asset Management U.S. Government   Brighthouse Investment Advisers, LLC
 Portfolio                                  Subadviser: Western Asset Management
                                            Company


Certain Portfolios have been subject to a change. Please see Appendix D -- "Additional Information Regarding the Portfolios."



The Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


     (a) AB Global Dynamic Allocation Portfolio


     (b) AQR Global Risk Balanced Portfolio


     (c) BlackRock Global Tactical Strategies Portfolio


     (d) Brighthouse Balanced Plus Portfolio


     (e) Invesco Balanced-Risk Allocation Portfolio

---------------------------

     (f) JPMorgan Global Active Allocation Portfolio


     (g) MetLife Multi-Index Targeted Risk Portfolio


     (h) PanAgora Global Diversified Risk Portfolio


     (i) Schroders Global Multi-Asset Portfolio



Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Balance and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other investment options may offer the potential for higher returns.




If You elect certain optional riders, you will be subject to investment allocation restrictions that include these Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.




Some of the investment choices may not be available under the terms of your Deferred Annuity. Your Contract or other correspondence we provide You will indicate the Divisions that are available to You. The BlackRock Ultra-Short Term Bond Division is only available in the C Class Deferred Annuity purchased after April 30, 2003, and Deferred Annuities issued in New York State and Washington State with the GMIB I, the GMIB II, the GMIB Plus I, the GMIB Plus II, the GWB I, the Enhanced GWB, the LWG I, the LWG II or the EDB I. Your investment choices may be limited because:


- We have restricted the available Divisions.


- Some of the Divisions are not approved in your state.


- Your employer, association or other group Contract Owner limits the available Divisions.



Investment Choices Which Are Fund of Funds


The following portfolios available within Brighthouse Trust I and Brighthouse Trust II are "fund of funds":


American Funds(R) Balanced Allocation Portfolio

American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio

                                                    ---------------------------

Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio



"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.



Investment Allocation Restrictions For Certain Optional Benefits


If You elect the -LWG II, the GMIB Plus II or the EDB I, You must comply with certain investment allocation restrictions. Specifically, You must allocate according to either Option (A) or Option (B) (the "Option (B) Allocation Restrictions") below. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). Only certain of the automated investment strategies are available under Option (A) and Option (B). (See "Optional Automated Investment Strategies and Optional Enhanced Dollar Cost Averaging Program" in this section and the charts titled "Enhanced Dollar Cost Averaging ("EDCA") Program and Automated Investment Strategies").



(A) You must allocate:


  o 100% of your purchase payments or Account Balance among the AB Global Dynamic Allocation Division, American Funds(R) Balanced Allocation Division, American Funds(R) Moderate Allocation Division, AQR Global Risk Balanced Division, BlackRock Global Tactical Strategies Division, Brighthouse Asset Allocation 20 Division, Brighthouse Asset Allocation 40 Division, Brighthouse Asset Allocation 60 Division, Brighthouse Balanced Plus Division, Invesco Balanced-Risk Allocation Division, JPMorgan Global Active Allocation Division, MetLife Multi-Index Targeted Risk Division, PanAgora Global Diversified Risk Division, Schroders Global Multi-Asset Division, SSGA Growth and Income ETF Division, and/or the Fixed Account and the BlackRock Ultra-Short Term Bond Division (where available). (You may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Divisions; You may not allocate purchase payments to an automated investment strategy.)


     OR



(B) You must allocate:


  o at least 30% of purchase payments or Account Balance to Platform 1 investment choices and/or to the Fixed Account and the BlackRock Ultra-Short Term Bond Division (where available);


     o up to 70% of purchase payments or Account Balance to Platform 2 investment choices;


     o up to 15% of purchase payments or Account Balance to Platform 3 investment choices; and

---------------------------

     o up to 15% of purchase payments or Account Balance to Platform 4 investment choices.



Subsequent Purchase Payments


Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to Option (B) above, it is important to remember that the entire Account Balance will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the Contract. Allocating according to Option (B) does not permit You to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option (B), the entire Account Balance will be immediately allocated according to the most recently provided allocation instructions.



Restrictions on Investment Allocations and Subsequent Purchase Payments after the Optional Benefit Terminates


If the GMIB Plus II or GMIB Plus I optional benefit terminates or if you elected both the GMIB Plus II and the EDB I and they both terminate, the restrictions on investment allocations and subsequent purchase payments will no longer apply. However, if you elected both the GMIB Plus II and the EDB I options, and only the GMIB Plus II has terminated, the restrictions on subsequent purchase payments will continue to apply.



EXAMPLE:

Your Account Balance is $100,000 and You have allocated 70% to the American Funds(R) Growth Division and 30% to the PIMCO Total Return Division using Option (B). You make a subsequent purchase payment of $5,000 and provide instructions to allocate that payment 100% to the BlackRock Bond Income Division. As a result, your entire Account Balance of $105,000 will then be reallocated to the BlackRock Bond Income Division.



The investment choices in each platform are as follows:




 Platform 1
-------------
              American Funds Bond
              BlackRock Bond Income
              Brighthouse/Franklin Low Duration Total
              Return
              MetLife Aggregate Bond Index
              PIMCO Inflation Protection Bond
              PIMCO Total Return
              Western Asset Management(R) Government
              Income
              Western Asset Management U.S. Government
 Platform 2
-------------
              AllianceBernstein Global Dynamic Allocation   Jennison Growth
              American Funds Growth                         JPMorgan Global Active Allocation
              American Funds Growth-Income                  Loomis Sayles Global Allocation
              AQR Global Risk Balanced                      MetLife Multi-Index Targeted Risk
              Baillie Gifford International Stock           MetLife MSCI EAFE(R) Index
              BlackRock Capital Appreciation                MetLife Stock Index
              BlackRock Global Tactical Strategies          MFS(R) Research International
              Brighthouse Asset Allocation 100              MFS(R) Total Return

                                                    ---------------------------



              Brighthouse Balanced Plus                    MFS(R) Value
              Brighthouse/Wellington Balanced              Oppenheimer Global Equity
              Brighthouse/Wellington Core Equity           PanAgora Global Diversified Risk
              Opportunities
              Brighthouse/Wellington Large Cap Research    Schroders Global Multi-Asset
              ClearBridge Aggressive Growth                T. Rowe Price Large Cap Growth
              Harris Oakmark International                 Western Asset Management Strategic
              Invesco Balanced-Risk Allocation             Bond Opportunities


 Platform 3
-------------
              Brighthouse/Artisan Mid Cap Value
              Frontier Mid Cap Growth
              MetLife Mid Cap Stock Index
              Morgan Stanley Discovery
              T. Rowe Price Mid Cap Growth
              Victory Sycamore Mid Cap Value

 Platform 4
-------------
              American Funds Global Small Capitalization
              Clarion Global Real Estate
              Invesco Small Cap Growth
              Loomis Sayles Small Cap Core
              Loomis Sayles Small Cap Growth
              MetLife Russell 2000(R) Index
              Neuberger Berman Genesis
              T. Rowe Price Small Cap Growth



For Contracts for which applications and necessary information were received at your Administrative Office prior to May 4, 2009, the following Divisions are also available under Option (A): American Funds(R) Growth Allocation Division, Brighthouse Asset Allocation 80 Division, and SSGA Growth ETF Division. In addition, the following investment allocation restrictions apply under Option
(B): You must allocate at least 15% of purchase payments or Account Balance to Platform 1 investment choices and/or the Fixed Account and the BlackRock Ultra-Short Term Bond Division (where available) and You may allocate up to 85% of purchase payments or Account Balance to Platform 2 investment choices (the percentages for Platforms 3 and 4 are the same as those listed above).



Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent purchase payments from You after the close of the Exchange on August 17, 2012 if your Contract was issued with one or more of the following optional benefits: GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I. You still will be permitted to transfer your Account Balance among the Portfolios available with your Contract and optional benefit. If subsequent purchase payments will be permitted in the future, we will notify You in writing, in advance of the date the restriction will end.

---------------------------

We will permit You to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Balance is below the minimum described in the "When We Can Cancel Your Deferred Annuity" section of the prospectus; or (b) the optional benefit charge is greater than your Account Balance.



In addition, for Traditional IRA, Roth IRA, SEP and SIMPLE Contracts (including annuity contracts held under custodial IRAs), we will permit subsequent purchase payments up to your applicable annual IRS limits, provided the subsequent purchase payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment.



If your Contract was issued in one of the following states, this restriction does NOT apply and You may continue to make subsequent purchase payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, New York, -Oregon, Pennsylvania, Texas, Utah, or Washington.



OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAM AND AUTOMATED INVESTMENT STRATEGIES. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). If You choose to allocate according to Option (B) above, and You choose to allocate a purchase payment to the Enhanced Dollar Cost Averaging Program, You must allocate the entire purchase payment to that program. Any transfer from an Enhanced Dollar Cost Averaging Program balance must be allocated in accordance with the limitations described above. In addition, if You made previous purchase payments before allocating a purchase payment to the Enhanced Dollar Cost Averaging Program, all transfers from the Enhanced Dollar Cost Averaging Program balance must be allocated to the same Divisions as your most recent allocations for purchase payments. The Rebalancer is available in Option (A). Only the Conservative and Conservative to Moderate Models of Index Selector are available in Option (A). Index Selector is not available if You choose Option (B).



Your purchase payments and transfer requests must be allocated in accordance with the above limitations. We will reject any purchase payments or transfer requests that do not comply with the above limitations.



We determine whether an investment choice is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment choice in the event that an investment choice is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or Account Balance that You allocated to an investment choice before we changed its classification, unless You make a new purchase payment or request a transfer among investment choices (other than pursuant to rebalancing and an Enhanced Dollar Cost Averaging Program in existence at the time the classification of the investment choice changed). If You make a new purchase payment or request a transfer among investment choices, You will be required to take the new classification into account in the allocation of your entire Account Balance. We will provide You with prior written notice of any changes in classification of investment choices.



REBALANCING. If You choose to allocate according to Option (B) above, we will rebalance your Account Balance on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Account Balance when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Balance on the date that is three months from the optional benefit issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Balance on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the Contract will not result in rebalancing on the date of withdrawal. The rebalancing requirement described above does not apply if You choose to allocate according to Option (A) above.

                                                    ---------------------------

CHANGING ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under Option (B) at anytime by providing notice to us at your Administrative Office, or any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If You provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under Option (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, Enhanced Dollar Cost Averaging Program balance transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.



TRANSFERS. Please note that any transfer request must result in an Account Balance that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless You provide us with separate instructions at the time of transfer.



ADDITIONAL INFORMATION. - -The Divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either Brighthouse Trust I, Brighthouse Trust II, or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II, and the American Funds(R) are made available only through various insurance company annuities and life insurance policies.



Brighthouse Trust I, Brighthouse Trust II, and the American Funds(R) are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.



The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Advisers, LLC a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for Brighthouse Trust I, Brighthouse Trust II, and the American Funds(R).



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS. An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Deferred Annuities and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Deferred Annuities and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment managers or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

---------------------------


On August 4, 2017, Metlife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where Metlife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby We receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2018, approximately 91% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.




Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the "Table of Expenses" and "Who Sells the Deferred Annuities". Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment returns.



PORTFOLIO SELECTION. We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Balance if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Balance to such Portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT BALANCE OF YOUR DEFERRED ANNUITY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

                                                    ---------------------------

DEFERRED ANNUITIES


This Prospectus describes the following Deferred Annuities under which You can accumulate money:


     -  Non-Qualified



     -  Traditional IRAs (Individual Retirement Annuities)



     -  Roth IRAs (Roth Individual Retirement Annuities)



     -  SEPs (Simplified Employee Pensions)*



     - SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)*


  * Only available in certain states and for new participants where the employer has previously purchased this Deferred Annuity. We will continue to accept additional purchase payments from participants who presently have this Contract.



The Deferred Annuity and Your Retirement Plan



I f You participate through a retirement plan or other group arrangement, the
Deferred Annuity may provide that   all or some of your rights or choices as
described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected.


Optional Automated Investment Strategies and Optional Enhanced Dollar Cost

Averaging Program


T here are four optional automated investment strategies and an optional
Enhanced Dollar Cost Averaging   Program available to You. We created these
investment strategies and program to help You manage your money. You decide if one is appropriate for You, based upon your risk tolerance and savings goals. Also, the strategies and program were designed to help You take advantage of the tax deferred status of a Non-Qualified annuity. The Enhanced Dollar Cost Averaging Program is not available to the Bonus and the C Class Deferred Annuities or to purchase payments which consist of money exchanged from other MetLife or its affiliates' annuities. The Index Selector(R) is not available if You purchase the GMIB Plus I, the LWG I, the GMAB or choose Option (B) of the Investment Allocation Restrictions for the EDB I, GMIB Plus II or the LWG II. The Moderate to Aggressive and Aggressive Models are not available with the EDB I, the GMIB Plus II or the LWG II. The Equity Generator(R) and the AllocatorSM are not available in the C Class Deferred Annuity purchased after April 30, 2003, the Deferred Annuity issued in New York State and Washington State with the GMIB I, GMIB II, the GWB I, the Enhanced GWB or the LWG I or if You purchase the GMIB Plus I, the GMAB, the GMIB Plus II, LWG II, or the EDB I. The Rebalancer(R) is not available with the GMAB or if You have chosen Option (B) of the Investment Allocation Restrictions for the EDB I, the GMIB Plus II or the LWG II. The automated investment strategies and the Enhanced Dollar Cost

---------------------------

Averaging Program are available to You without any additional charges. As with any investment program, none of them can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may have the Enhanced Dollar Cost Averaging Program and either the Index Selector(R) or the Rebalancer(R) in effect at the same time, but You may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator(R) or the Allocator.SM



If You make a subsequent purchase payment while The Equity Generator(R), The AllocatorSM or the Enhanced Dollar Cost Averaging program is in effect, we will not allocate the subsequent purchase payment to The Equity Generator(R), The AllocatorSM or the Enhanced Dollar Cost Averaging program unless You tell us to do so. Instead, unless You previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the subsequent purchase payment directly to the same destination Divisions You selected under The Equity Generator(R), The AllocatorSM or the Enhanced Dollar Cost Averaging program. Any purchase payments received after The Equity Generator(R), The AllocatorSM or Enhanced Dollar Cost Averaging program has ended will be allocated as described in "Purchase Payments -- Allocation of Purchase Payments."



ENHANCED DOLLAR COST AVERAGING PROGRAM: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that You have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the Divisions You choose, unless your destination Division is restricted because You have elected certain optional benefits or the Index Selector(R). While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is not open, the transfer will be deducted from the Enhanced Dollar Cost Averaging Program on the selected day but will be applied to the Divisions on the next day the Exchange is open. Enhanced Dollar Cost Averaging Program interest will not be credited on the transferred amount between the selected day and the next day the Exchange is open. Transfers are made on a first-in-first-out basis.



If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar amount by dividing your new allocation by the number of months in the program You chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.



If You cancel your participation in the Enhanced Dollar Cost Averaging Program, or upon notice of your death, your participation in the Enhanced Dollar Cost Averaging Program will be terminated and any remaining dollar amounts will be transferred to the default funding options in accordance with the percentages you have chosen for the

                                                    ---------------------------

Enhanced Dollar Cost Averaging program unless You have instructed Us otherwise. -For Contracts issued prior to November 1, 2005, any remaining dollar amounts will be transferred to the Fixed Account. We may impose minimum purchase payments and other restrictions to utilize this program.



The Enhanced Dollar Cost Averaging Program is not available in Oregon.



Upon notice of death, your participation in the Equity Generator or the Allocator is terminated.



                                    EXAMPLE:



                                                                                                           Amount
                                                                                                      Transferred from
                                                                                      EDCA 6-Month       EDCA Fixed
                                                                                        Program      Account to Selected
                                                                Date      Amount     Interest Rate       Division(s)
                                                               ------ ------------- --------------- --------------------
      Enhanced Dollar Cost Averaging Program ("EDCA") 6-Month
   A  Program Initial purchase payment                          5/1    $ 12,000*    3.00%             $   2,000*
   B                                                            6/1                                   $   2,000
   C                                                            7/1                                   $   2,000
      EDCA 6-Month Program
   D  Subsequent purchase payment                               8/1    $ 18,000**   3.00%             $   5,000**
   E                                                            9/1                                   $   5,000
   F                                                           10/1                                   $   5,000
   G                                                           11/1                                   $   5,000
   H                                                           12/1                                  $ 4,173.97


  *   $2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.


  **   Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.



The example is hypothetical and is not based upon actual previous or current rates.




Optional Automated Investment Strategies


THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any one Division, based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Account Balance in the Fixed Account at the time of a scheduled transfer is zero, this strategy is automatically discontinued.



THE REBALANCER(R): You select a specific asset allocation for your entire Account Balance from among the Investment Divisions and the Fixed Account, if available. Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the

---------------------------

scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy.



THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account -Balance is divided among the MetLife Aggregate Bond Index, MetLife MSCI EAFE(R) Index, MetLife Mid Cap Stock Index, MetLife Russell 2000(R) Index, and MetLife Stock Index Divisions and the Fixed Account (or the BlackRock Ultra-Short Term Bond Division in lieu of the Fixed Account for the C Class Deferred Annuities, a Deferred Annuity issued in New York State and Washington State with GMIB I, GMIB II, GWB I, Enhanced GWB or the LWG I). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these Divisions and the Fixed Account (or the BlackRock Ultra-Short Term Bond Division) is brought back to the selected model percentage by transferring amounts among the Divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.



You may participate in the Enhanced Dollar Cost Averaging Program if You choose the Index Selector, as long as your destination Divisions are those in the Index Selector model You have selected.



If You utilize the Index Selector strategy, 100% of your initial and future purchase payments (other than amounts in the Enhanced Dollar Cost Averaging Program) must be allocated to the asset allocation model You choose. Any allocation to a Division not utilized in the asset allocation model You choose (other than amounts in the Enhanced Dollar Cost Averaging Program) will immediately terminate the Index Selector strategy.



We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector strategy. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.



The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative.



You may choose another Index Selector strategy or terminate your Index Selector strategy at any time. If You choose another Index Selector strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to again select the Index Selector strategy, You must select from the asset allocation models available at that time.



THE ALLOCATORSM: Each month a dollar amount You choose is transferred from the Fixed Account to any of the Divisions You choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. A minimum periodic transfer of $50 is required. Once your Account Balance in the Fixed Account is exhausted, this strategy is automatically discontinued.

                                                    ---------------------------

The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You can continue the strategy through periods of fluctuating prices.



We will terminate all transactions under any automated investment strategy upon notification of your death.



The chart below summarizes the availability of the Enhanced Dollar Cost Averaging Program and the automated investment strategies:



     Enhanced Dollar Cost Averaging Program ("EDCA") and Automated Investment Strategies



                                                      B Class    Bonus Class   C Class    L Class
                                                   ------------ ------------- --------- -----------
   a. Enhanced Dollar Cost Averaging Program            Yes           No          No        Yes
     ("EDCA")
   May not be used with purchase payments which consist of money from other MetLife or its affiliates' variable annuities. Restrictions apply to
   destination Investment Divisions with any living benefit (except for the GMIB I, GMIB II, GWB and
Enhanced GWB), the EDB I and the Index
   Selector.
   b. Choice of one Automated Investment Strategy
     1. Equity Generator                                Yes          Yes          No        Yes
                                                     (but not                             (but not
                                                    with EDCA)                           with EDCA)

   Not available in Contracts issued in New York State and Washington State with any living benefit or EDB I.
     2. Rebalancer                                      Yes          Yes         Yes        Yes

   Not available with GMAB or the Option (B) Investment Allocation Restrictions.
     3. Index Selector                                  Yes          Yes         Yes        Yes

   Not available with GMIB Plus I, the LWG I, the GMAB or the Option (B) Investment Allocation
Restrictions; Moderate to Aggressive and
   Aggressive Models not available with the EDB I, the GMIB Plus II or the LWG II
     4. Allocator                                       Yes          Yes          No        Yes
                                                     (but not                             (but not
                                                    with EDCA)                           with EDCA)

   Not available in Contracts issued in New York State and Washington State with any living benefit or EDB I.


Purchase Payments



W e reserve the right to reject any purchase payment.


A purchase payment is the money You give us to invest in the Deferred Annuity. The initial purchase payment is due on the date the Deferred Annuity is issued. You may also be permitted to make subsequent purchase payments. Initial and subsequent purchase payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent purchase payments. The manner in which subsequent purchase payments may be restricted is discussed below.



GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent purchase payments.

---------------------------

- The B Class minimum initial purchase payment is $5,000 for the Non-Qualified Deferred Annuity -and $2,000 for the Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuities.


- The minimum initial purchase payment through debit authorization for the B Class Non-Qualified Deferred Annuity is $500.


- The minimum initial purchase payment through debit authorization for the B Class Traditional IRA , Roth IRA, SEP and SIMPLE IRA Deferred Annuities is $100.


- The Bonus Class Deferred Annuity minimum initial purchase payment $10,000.


- The C Class and L Class minimum initial purchase payment is $25,000.


- We reserve the right to accept amounts transferred from other annuity contracts that meet the initial minimum purchase payment requirement at the time of the transfer request, but, at the time of receipt in Good Order, do not meet such requirement because of loss in market value.


- If You are purchasing the Deferred Annuity as the Beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.


- You may continue to make purchase payments while You receive Systematic Withdrawal Program payments (described later in this Prospectus) unless your purchase payments are made through debit authorization.


- The minimum subsequent purchase payment for all Deferred Annuities is $500, except for debit authorizations, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law.


- We will also accept at least once every 24 months any otherwise allowable contribution to your Traditional IRA or Roth IRA provided it is at least $50.


- SEP and SIMPLE IRA Deferred Annuities are issued on an individual basis, however, purchase payments are generally forwarded to us on a collective ("group") basis by the employer, either directly or automatically. If purchase payments are made on this type of "group" basis by the employer for SEP and SIMPLE IRA Deferred Annuities, the "group" needs only to satisfy the minimum subsequent purchase payment amounts based upon the number of persons in the "group".


- We will issue the B, C -or L Class Deferred Annuity to You before your 86th birthday. We will issue the Bonus Class Deferred Annuity to You before your 81st birthday. We will accept your purchase payments up to your 91st birthday (89 in Massachusetts for the B and Bonus Class).



The chart below summarizes the minimum initial and subsequent purchase payments for each Contract class:

                                                    ---------------------------


                                       B Class       Bonus Class   C Class    L Class
                                 ------------------ ------------- --------- ----------
   Initial Purchase Payment      $  5,000           $10,000       $25,000   $25,000
                                     ($2,000:
                                 Traditional IRA
                                  and Roth IRA,
                                     SEP and
                                   SIMPLE IRA)
   Subsequent Purchase Payment   $    500           $   500       $   500   $   500
                                            (or any amount we are required to
                                             accept under applicable tax law)
   Debit Authorizations
     Initial                     $    500           $10,000       $25,000   $25,000
                                      ($100:
                                 Traditional IRA
                                     and Roth
                                   IRA, SEP and
                                   SIMPLE IRA)

     Subsequent                  $    100           $   100       $   100   $   100

                                            (or any amount we are required to
                                             accept under applicable tax law)


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent purchase payments. We will notify You in advance if we impose restrictions on subsequent purchase payments. You and your financial representative should carefully consider whether our ability to restrict subsequent purchase payments is consistent with your investment objectives.


     o Purchase payments may be limited by Federal tax laws or regulatory requirements.


     o The maximum total purchase payments for the Contract is $1,000,000 without prior approval.


  o We reserve the right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Account Balance and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for Fixed Account allocations (e.g., $1,000,000).


  o We reserve the right to reject any purchase payment and to limit future purchase payments. This means that we may restrict your ability to make subsequent purchase payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent purchase payments in accordance with our established administrative procedures.

---------------------------

  o Certain optional benefits have current restrictions on subsequent purchase payments that are described in more detail above. For more information, see "Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



Allocation of Purchase Payments


You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging (EDCA) Program, if available, The Equity Generator(R) and The AllocatorSM, if available, and the Investment Divisions. If You make a subsequent purchase payment while The Equity Generator(R), and The AllocatorSM or the Enhanced Dollar Cost Averaging program is in effect, we will not allocate the subsequent purchase payment to The Equity Generator(R) and The AllocatorSM or the Enhanced Dollar Cost Averaging program unless You tell us to do so. Instead, unless You give us other instructions, we will allocate the additional purchase payment directly to the same destination Divisions You selected under the Enhanced Dollar Cost Averaging program, the Equity Generator(R) or The AllocatorSM, (see "Deferred Annuities -- Optional Automated Investment Strategies and Optional Enhanced Dollar Cost Averaging Programs.") You may not choose more than 18 funding choices at the time your initial purchase payment is allocated among the funding choices. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. Unless we have a record of your request to allocate future purchase payments to more than 18 funding choices, You may not choose more than 18 funding choices at the time your subsequent purchase payment is allocated among the funding choices. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. See "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits", "The EDB I", "Guaranteed Income Benefits" and "Guaranteed Withdrawal Benefits" for allocation restrictions if You elect certain optional benefits.



Debit Authorizations


You may elect to have purchase payments made automatically. With this payment method, your bank deducts money from your bank account and makes the purchase payment for You.



The Value of Your Investment



A ccumulation Units are credited to You when You make purchase payments or
transfers into a Division. When    You withdraw or transfer money from a
Division (as well as when we apply the Annual Contract Fee and, if selected, the charges for the EDB I or any of the optional Living Benefits), Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.



This is how we calculate the Accumulation Unit Value for each Division:


- First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;


- Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity You have chosen, including any optional benefits where the charge is assessed on the Separate Account) for each day since the last Accumulation Unit Value was calculated; and

                                                    ---------------------------

- Finally, we multiply the previous Accumulation Unit Value by this result.



     Examples

     Calculating the Number of Accumulation Units


     Assume You make a purchase payment of $500 into one Division and that Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.



$500
------ =   50 Accumulation Units
$10


     Calculating the Accumulation Unit Value


     Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).


           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value


     However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $.950 = $475).


            $10.00 x .95 = $9.50 is the new Accumulation Unit Value



Transfer Privilege



Y ou may make tax-free transfers among Divisions or between the Divisions and
the Fixed Account, if available.    Each transfer must be at least $500 or, if
less, your entire balance in a Division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). You may not make a transfer to more than 18 funding options at any one time if this request is made through our telephone voice response system or by Internet. A request to transfer to more than 18 funding options may be made by calling your Administrative Office. For us to process a transfer, You must tell us:


- The percentage or dollar amount of the transfer;


- The Divisions (or Fixed Account) from which You want the money to be transferred;


- The Divisions (or Fixed Account) to which You want the money to be transferred; and


- Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.



We reserve the right to restrict transfers to the Fixed Account (which is not available in the C Class Deferred Annuity purchased after April 20, 2003 and the Deferred Annuity with any optional Living Benefit issued in New York State and Washington State) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or
(2) your Account Balance is equal to or exceeds our maximum for Fixed Account allocations (i.e., $1,000,000).



Please see "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits" for transfer restrictions in effect if You have the EDB I, the GMIB Plus II or the LWG II.



For additional transfer restrictions, see "General
Information -- Valuation -- Suspension of Payments."

---------------------------

Your transfer request must be in Good Order and completed prior to the close of the Exchange (generally 4:00 p.m. Eastern Time) on a business day, if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day. We may require You to use our original forms.



Restrictions on Transfers


RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract Owners to make transfers/ reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).




We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield portfolios (i.e., the American Funds Global Small Capitalization, Baillie Gifford International Stock, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Global Allocation, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, MetLife MSCI EAFE(R) Index, MetLife Russell 2000(R) Index, MFS(R) Research International, Neuberger Berman Genesis, Oppenheimer Global Equity, T. Rowe Price Small Cap Growth, and Western Asset Management Strategic Bond Opportunities Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds(R) as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account -Balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/ reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.




WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. WE MAY CHANGE THE MONITORED PORTFOLIOS AT ANY TIME WITHOUT NOTICE IN OUR SOLE DISCRETION.



As a condition to making their Portfolios available in our products, American Funds(R) requires us to treat all American Funds(R) Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/ reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all reallocation/transfer requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below) and reallocation/transfer restrictions may be imposed upon a violation of either monitoring policy.

                                                    ---------------------------

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/ reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers/reallocations.



The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers/ reallocations; we apply our policies and procedures without exception, waiver, or special arrangement.



The Portfolios may have adopted their own policies and procedures with respect to frequent transfer/reallocation transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract Owners engaged in frequent transfers/ reallocations, the Portfolio may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or

---------------------------

redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner). You should read the Portfolio prospectuses for more details.



RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer/reallocations activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



Access To Your Money



Y ou may withdraw either all or part of your Account Balance from the Deferred
Annuity. Other than those    made through the Systematic Withdrawal Program,
withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:


- The percentage or dollar amount of the withdrawal; and


- The Divisions (or Fixed Account and Enhanced Dollar Cost Averaging Program) from which You want the money to be withdrawn.



Your withdrawal may be subject to Withdrawal Charges.



Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.



We may withhold payment of withdrawal if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

                                                    ---------------------------

You may submit a written withdrawal request, which must be received at your Administrative Office on or before the date the pay-out phase begins, that indicates that the withdrawal should be processed as of the date the pay-out phase begins, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the date the pay-out phase begins.



Systematic Withdrawal Program


Under this program and subject to approval in your state, You may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. For all Contract classes, except for the C Class, payments may be made monthly or quarterly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued You the Contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable Withdrawal Charges. Payments under this program are not the same as income payments You would receive from a -Deferred Annuity pay-out option.



If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that You selected, the payments will be taken out pro-rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any Divisions in which You then have money.



SELECTING A PAYMENT DATE: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When You select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should make your request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month after the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).



You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at least 30 days in advance. Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at your Administrative Office. We will also terminate your participation in the program upon notification of your death.



Systematic Withdrawal Program payments may be subject to a Withdrawal Charge unless an exception to this charge applies. We will determine separately the Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.



Participation in the Systematic Withdrawal Program is subject to our administrative procedures.



Minimum Distributions



In order to comply with certain tax law provisions, You may be required to take money out of the Contract. We have a required minimum distribution service that can help You fulfill minimum distribution requirements. Rather than receiving your minimum required distribution in one lump-sum payment. You may request that we pay it to You in

---------------------------


installments throughout the calendar year. However, we may require that You maintain a certain Account Balance at the time You request these payments. You may not have a Systematic Withdrawal Program in effect if we pay your minimum required distribution in installments. We will terminate your participation in the program upon notification of your death.




Charges



There are two types of charges You pay while You have money in a Division:


- Separate Account charge, and


- Investment-related charge.



We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Deferred Annuity. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Deferred Annuity charges.



Separate Account Charge


Each class of the Deferred Annuity has a different annual Separate Account charge that is expressed as a percentage of the average Account Balance -in the Separate Account. A portion of this annual Separate Account charge is paid to us daily based upon the value of the amount You have in the Separate Account on the day the charge is assessed.



This charge includes insurance-related charges that pay us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuities may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers. The Separate Account charges You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while You have the Deferred Annuity.



The chart below summarizes the Separate Account charge for each class of the Deferred Annuity along with each death benefit that has an additional asset-based Separate Account charge prior to entering the pay-out phase of the Contract.



                           SEPARATE ACCOUNT CHARGES1



                                                    B CLASS   BONUS CLASS2   C CLASS    L CLASS
                                                   --------- -------------- --------- ----------
   Separate Account Charge with Basic Death        1.25%     1.70%          1.65%     1.50%
     Benefit3.....................................
   Optional Annual Step-Up Death Benefit.......... 1.45%     1.90%          1.85%     1.70%
   Optional Greater of Annual Step-Up or 5%....... 1.60%     2.05%          2.00%     1.85%
     Annual Increase Death Benefit................

   Optional Earnings Preservation Benefit4........  .25%      .25%           .25%      .25%

                                                    ---------------------------

  1 We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions. We reserve the right to impose an additional Separate Account charge on Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such Divisions.


  2 The Separate Account charge for the Bonus Class will be reduced by 0.45% after You have held the Contract for seven years.


  3   The Separate Account charge includes the Basic Death Benefit.


  4 The Optional Earnings Preservation Benefit may be elected with or without the Optional Annual Step-Up Death Benefit or the optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit.



Investment-Related Charge


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage You pay for the investment-related charge depends on which Divisions You select. Each class of shares available to the Deferred Annuities has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in Brighthouse Trust I and Brighthouse Trust II is Class B, which has a 0.25% 12b-1 Plan fee (except for the American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation, American Funds(R) Growth and American Funds(R) Moderate Allocation Portfolios of Brighthouse Trust I, which are Class C and have a 0.55% 12b-1 Plan fee). Class 2 shares of the available American Funds(R) have a 0.25% 12b-1 Plan fee. Investment-related changes for each Portfolio for the previous year are listed in the "Table of Expenses."



Annual Contract Fee




T here is a $30 Annual Contract Fee. This fee is waived if your Account Balance
is $50,000 or more. It is   deducted on a pro-rata basis from the Divisions on
the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Balance, the entire fee will be deducted at the time of a total withdrawal of your Account Balance. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses. We reserve the right to deduct this fee during the pay-out phase.




Transfer Fee


We reserve the right to limit the number of transfers per Contract Year to a maximum of twelve (excluding transfers resulting from automated investment strategies). Currently we do not limit the number of transfers You may make in a Contract Year. We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a fee were to be imposed, it would be $25.00 for each transfer over twelve in a Contract Year. The transfer fee will be deducted from the Division or the Fixed Account from which the transfer is made. However, if the entire interest in the Separate Account or Fixed Account is being transferred, the transfer fee will be deducted from the amount that is transferred.



Optional Enhanced Death Benefit


The Enhanced Death Benefit I is available for an additional charge of 0.75% for issue ages 69 or younger and 0.95% for issue ages 70-75 of the Death Benefit Base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance. We take amounts from the Separate Account by canceling Accumulation Units from your Account Balance. If You elect an Optional Step-Up of the Enhanced Death Benefit I, we may increase the charge

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beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate we charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up. For Contracts for which an application and any necessary information were received in Good Order at your Administrative Office from February 24, 2009 through May 1, 2009, the charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base for issue ages 0-69 and 0.90% of the Death Benefit Base for issue ages 70-75. For Contracts issued on or before February 23, 2009, the charge is 0.65% of the Death Benefit Base for issue ages 0-69 and 0.85% of the Death Benefit Base for issue ages 70-75. For Contracts for which an application and any necessary information were received in Good Order on or before May 1, 2009, if You elected both the GMIB Plus II and the Enhanced Death Benefit I, the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, and only the GMIB Plus II has terminated, the 0.05% reduction will continue to apply.



If You make a total withdrawal of your Account Balance, elect to receive income payments under your Contract, change the Contract Owner or Joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro-rata portion of the Enhanced Death Benefit -I charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment. If an Enhanced Death Benefit I is terminated because the Contract is terminated, the death benefit amount is determined or your Account Balance is not sufficient to pay the optional benefit charge, no Enhanced Death Benefit -I charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect.



Optional Guaranteed Minimum Income Benefits


The GMIB Plus II, the GMIB Plus I, the GMIB II and the GMIB I are each available for an additional charge equal to a percentage of the guaranteed minimum income base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up (GMIB Plus II) or Optional Reset (GMIB Plus I) by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Separate Account value. We take amounts from the Separate Account by canceling Accumulation Units from your Separate Account value.



If You make a total withdrawal of your Account Balance, elect to receive income payments under your Contract, change the Contract Owner or Joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the GMIB optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/ Annuitant or the assignment.



If a GMIB optional benefit is terminated for the following reasons, no GMIB optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect:


  o the death of the Contract Owner or Joint Contract Owner (or the Annuitant, if a non-natural person owns the Contract);


  o because it is the 30th day following the Contract Anniversary prior to the Contract Owner's 86th birthday (for GMIB I, GMIB II or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


     o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


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For versions of the GMIB optional benefit with an optional Step-Up (GMIB Plus
II), or Optional Reset (GMIB Plus I), if You elect an Optional Step-Up/Optional Reset, we may increase the charge applicable beginning after the Contract Anniversary on which the Optional Step-Up/Optional Reset occurs to a rate that does not exceed the lower of (a) the maximum Optional Step-Up/Optional Reset charge (1.50%) or (b) the current rate we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up/Optional Reset.



(See below for certain versions of the GMIB Plus II, GMIB Plus I and GMIB Plus (For New York State only) optional benefits for which We are currently increasing the rider charge upon an Optional Step-Up/Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later.)



If You selected the GMIB Plus II with a Contract issued on or before February 23, 2009, the optional benefit charge is 0.80% of the guaranteed minimum income base. If You selected the GMIB Plus II with a Contract issued on or after February 24, 2009, the optional benefit charge is 1.00% of the guaranteed minimum income base. For Contracts issued with the version of the GMIB Plus II optional benefit with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.20% of the guaranteed minimum income base.



(For New York State only: For Contracts issued on or before February 23, 2009, the GMIB Plus optional benefit charge is 0.75% of the guaranteed minimum income base, and for Contracts issued on or after February 24, 2009, the GMIB Plus optional benefit charge is 0.95% of the guaranteed minimum income base. For Contracts issued with the version of the GMIB Plus optional benefit with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.15% of the guaranteed minimum income base.)



If You selected the GMIB Plus I with a Contract issued on or before February 23, 2007, the optional benefit charge is 0.75% of the guaranteed minimum income base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.00% of the guaranteed minimum income base, applicable after the Contract Anniversary on which the Optional Reset occurs.



If You selected the GMIB Plus I with a Contract issued on and after February 26, 2007, the optional benefit charge is 0.80% of the guaranteed minimum income base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.20% of the guaranteed minimum income base, applicable after the Contract Anniversary on which the Optional Reset occurs.



If You selected the GMIB II or the GMIB I the optional benefit charge is 0.50% of the guaranteed minimum income base. For the GMIB I and GMIB II available in Contracts issued from May 1, 2003 and on or before April 29, 2005, the optional benefit charge is reduced to 0.45% of the guaranteed minimum income base if You choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts issued on and after May 2, 2005, the optional benefit charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For



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Contracts for which a completed application and any other required paperwork were received in Good Order at your Administrative Office by February 14, 2003, and for which an initial purchase payment was received within 60 days, the charge for the GMIB I is 0.15% lower (0.35% rather than 0.50%).



Optional Guaranteed Withdrawal Benefits


There are two versions of the LWG optional benefit (the LWG II and the LWG I) that are available for an additional charge of a percentage of the Total Guaranteed Withdrawal Amount (as defined later in this Prospectus). The percentage is deducted for the prior Contract Year on the Contract Anniversary after applying any Compounding Income Amount, and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary, by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling Accumulation Units from your Account Balance in the Separate Account.



There are two versions of the GWB optional benefit (the Enhanced GWB and the GWB I) that are available for an additional charge of a percentage of the Guaranteed Withdrawal Amount (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Reset by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling Accumulation Units from your Account Balance.



If you: make a full withdrawal (surrender) of your Account Balance; You apply all of your Account Balance to an Annuity Option; there is a change in Contract Owners, Joint Contract Owners or Annuitants (if the Contract Owner is a non-natural person); the Contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II) You assign your Contract, a pro rata portion of the optional benefit charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.



If an Lifetime Withdrawal Guarantee optional benefit or GWB optional benefit is terminated because of the death of the Contract Owner, Joint Contract Owner or Annuitants (if the Contract Owner is a non-natural person), or if an Lifetime Withdrawal Guarantee or the Enhanced GWB is cancelled pursuant to the cancellation provisions of each optional benefit, no optional benefit charge will be assessed based on the period from the most recent Contract Anniversary to the date the termination takes effect.



Lifetime Withdrawal Guarantee -- Automatic Annual Step-Up



We reserve the right to increase the Lifetime Withdrawal Guarantee optional benefit charge upon an Automatic Annual Step-Up. The increased Lifetime Withdrawal Guarantee optional benefit charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up occurs. If an Automatic Annual Step-Up occurs, the Lifetime Withdrawal Guarantee optional benefit charge may be reset to a rate that does not exceed the lower of: (a) the maximum Automatic Annual Step-Up charge or (b) the current rate that We charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up.


  o For Contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the maximum Automatic Annual Step-Up charge is 1.60% for the Single Life Version and 1.80% for the Joint Life Version.


  o For Contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the maximum Automatic Annual Step-Up charge is 1.25% for the Single Life Version and 1.50% for the Joint Life Version.



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  o  For Contracts issued with the Lifetime Withdrawal Guarantee I, the maximum Automatic Annual Step-Up charge is 0.95% for the Single Life Version and 1.40% for the Joint Life Version.



(See below for certain versions of the Lifetime Withdrawal Guarantee optional benefits for which we are currently increasing the optional benefit charge upon an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later.)



Lifetime Withdrawal Guarantee -- Optional Benefit Charge



For contracts issued with the Lifetime Withdrawal Guarantee II optional benefit on or after February 24, 2009, the charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.



For Contracts issued with the Lifetime Withdrawal Guarantee II optional benefit on or before February 23, 2009, the charge is 0.65% for the Single Life Version and 0.85% for the Joint Life Version. If Your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the Lifetime Withdrawal Guarantee II optional benefit charge for the Single Life Version to 0.95% of the Total Guaranteed Withdrawal Amount, and We will increase the optional benefit charge for Joint Life Version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the Contract Anniversary on which the Automatic Annual Step-Up occurs.



The optional benefit charge for the Lifetime Withdrawal Guarantee I is 0.50% for the Single Life Version and 0.70% for the Joint Life Version. If Your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the LWG I optional benefit charge for the Single Life Version to 0.80% of the Total Guarantee Withdrawal Amount, and We will increase the optional benefit charge for Joint Life Version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the Contract Anniversary on which the Automatic Annual Step-Up occurs.



If an Lifetime Withdrawal Guarantee is in effect, the optional benefit charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero.



The charge for the Enhanced GWB is 0.55% and the charge for the GWB I is 0.50%. If You elect an Optional Reset, we may increase the Enhanced GWB and the GWB I charge to the charge applicable to current Contract purchases of the same optional benefit at the time of the reset, but to no more than a maximum of 1.00% for the Enhanced GWB and 0.95% for the GWB I. (For Contracts issued on or before July 13, 2007, the charge for the Enhanced GWB prior to any Optional Reset is 0.50% of the Guaranteed Withdrawal Amount and the maximum charge upon an Optional Reset is 0.95%.)



If the Enhanced GWB or the GWB I is in effect, the charge will not continue if your Benefit Base equals zero.



Optional Guaranteed Minimum Accumulation Benefit


The GMAB charge is of 0.75% of the Guaranteed Accumulation Amount (as defined in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a prorata basis from your Enhanced Dollar Cost Averaging Program and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling Accumulation Units from your Account Balance in the Separate Account. The GMAB is no longer available for sale, effective for Contracts for which applications and necessary information are received at your Administrative Office on or after May 4, 2009.



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Premium and Other Taxes



S ome jurisdictions tax what are called "annuity considerations." These may
apply to purchase payments,   Account Balances and death benefits. In most
jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.



Premium taxes, if applicable, currently depend on the Deferred Annuity You purchase and your home state or jurisdiction. The chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.



We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.



We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.



Withdrawal Charges



A  Withdrawal Charge may apply if You withdraw purchase payments that were
credited to your Deferred    Annuity. There are no Withdrawal Charges for the C
Class Deferred Annuity or in certain situations or upon the occurrence of certain events (see "When No Withdrawal Charge Applies"). To determine the Withdrawal Charge for the Deferred Annuities, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or Divisions from which the withdrawal is actually coming. To determine what portion (if any) of a withdrawal is subject to a Withdrawal Charge, amounts are withdrawn from your Contract in the following order: (1) Earnings in your Contract (earnings are equal to your Account Balance, less purchase payments not previously withdrawn); (2) The free withdrawal amount described below (deducted from purchase payments not previously withdrawn, in the order such purchase payments were made, with the oldest purchase payment first, as described below); and (3) purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. Once we have determined the amount of the Withdrawal Charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the Divisions in the same proportion as the withdrawal is being made.



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For a full withdrawal, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest.



For partial withdrawals, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the Withdrawal Charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.



The Withdrawal Charge on purchase payments withdrawn for each class is as follows:



Number Of Complete Years From Receipt Of Purchase
  Payment                                          B Class   Bonus Class   C Class   L Class
-------                                            --------- ------------- --------- --------
    0............................................. 7%        9%            None      7%
    1............................................. 6%        8%                      6%
                                                   6%        8%                      5%
    3............................................. 5%        7%                      0%
    4............................................. 4%        6%                      0%
    5............................................. 3%        4%                      0%
    6............................................. 2%        3%                      0%
    7 and thereafter.............................. 0%        0%                      0%


The Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Withdrawal Charges we collect.



FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the Withdrawal Charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.



DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Balance, the death benefit, and the amount of any optional benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional benefit, as described in "Death Benefit - Generally" and "Living Benefits." The withdrawal could have a significant negative impact on the death benefit and on any optional benefit.



When No Withdrawal Charge Applies


In some cases, we will not charge You the Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet any of the conditions listed below.



You do not pay a Withdrawal Charge:


- If You have a C Class Deferred Annuity.


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- On transfers You make within your Deferred Annuity among the Divisions and transfers to or from the Fixed Account.


- On withdrawals of purchase payments You made over seven Contract Years ago for the B Class, seven Contract Years ago for the Bonus Class, three Contract Years ago for the L Class.


- If You choose payments over one or more lifetimes except, in certain cases, under the GMIB.


- If You die during the pay-in phase. Your Beneficiary will receive the full death benefit without deduction.


- If your Contract permits and your spouse is substituted as the Contract Owner of the Deferred Annuity and continues the Contract, that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.


- If You withdraw only your earnings from the Divisions.


- During the first Contract Year, if You are in the Systematic Withdrawal Program, and You withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis, if withdrawals are on a monthly basis, or 1/4 of such 10% each quarter on a non-cumulative basis, if withdrawals are on a quarterly basis.


- After the first Contract Year, if You withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.


- If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other Account Balances. This exception does not apply if You have a Non-Qualified or Roth IRA Deferred Annuity.


- If You accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.


- If You properly "recharacterize" as permitted under Federal tax law your Traditional IRA Deferred Annuity or a Roth IRA Deferred Annuity using the same Deferred Annuity.


- This Contract feature is only available if You are less than 81 years old on the Contract issue date. After the first Contract Year, -if approved in your state, and your Contract provides for this, to withdrawals to which a Withdrawal Charge would otherwise apply, if You have been either the Contract Owner continuously since the issue of the Contract or the spouse who continues the Contract:


     o Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6-month break in that residency and the residencies are for related causes, where You have exercised this right no later than 90 days of exiting the nursing home facility or hospital. This Contract feature is not available in Massachusetts; or


     o Is diagnosed with a terminal illness and not expected to live more than 12 months (24 months in the state of Massachusetts).


- This Contract feature is only available if You are less than 65 years old on the date You became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, -if approved in your state, and your Contract provides for this, if You are disabled as defined in the Federal Social Security Act -(or as defined by the Internal Revenue Code for Oregon -Contracts) and if You have been the Contract Owner continuously since the issue of the Contract or the spouse who continues the Contract. This Contract feature is not available in Massachusetts or Connecticut.


- If You have transferred money which is not subject to a Withdrawal Charge (because You have satisfied


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  contractual provisions for a withdrawal without the imposition of a Contract
  Withdrawal Charge) from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Withdrawal Charge schedule.


- Subject to availability in your state, if the early Withdrawal Charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Balance and (2) You transfer your total Account Balance to certain eligible contracts issued by MetLife or one of its affiliated companies and we agree.



GENERAL. We may elect to reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract, or if a prospective purchaser already had a relationship with us.



Free Look



Y ou may cancel your Deferred Annuity within a certain time period. This is
known as a "free look." We must    receive your request to cancel in writing by
the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Balance as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).



Any Bonus does not become yours until after the "free look" period; we retrieve it if You exercise the "free look." Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.



Death Benefit -- Generally



O ne of the insurance guarantees we provide You under your Deferred Annuity is
that your Beneficiaries will    be protected during the "pay-in" phase against
market downturns. You name your Beneficiary(ies). There is no death benefit after the payout phase begins, however, depending on the payout option you elect, any remaining guarantee will be paid to your Beneficiary.



If You intend to purchase the Deferred Annuity for use with a Traditional IRA, -Roth IRA, -SEP or SIMPLE IRA, see "Federal Tax Considerations" for a discussion concerning IRAs.



The basic death benefit is described below. The additional optional death benefits (the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Enhanced Death Benefit I, and the Earnings Preservation Benefit) are described in the "Optional Death Benefits" section. Check your Contract and riders for the specific provisions applicable to You. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). You may elect the Earnings Preservation Benefit with or without the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. You may not elect the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and/or the Earnings Preservation Benefit with the Enhanced Death Benefit I.

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---------------------------

The death benefits are described below. There may be versions of each optional death benefit that vary by issue date and state availability. In addition, a version of an optional death benefit may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional death benefits for the specific provisions applicable to You.



The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.



If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the Enhanced Dollar Cost Averaging Program, the automated required minimum distribution service and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method.



Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the Divisions until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining Beneficiaries are subject to investment risk. -There is no additional death benefit guarantee.



Your Beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your Beneficiary may, however, decide to take payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. If You purchased the Contract as a deceased person's Beneficiary under an IRA, your Beneficiary may be limited by tax law as to the method of distribution of any death benefit. See "Federal Tax Considerations" for more information.



If You are a non-natural person, then the life of the Annuitant is the basis for determining the death benefit. If there are joint Contract Owners, the oldest of the two will be used as a basis for determining the death benefit.



If You are a natural person and You change ownership of the Deferred Annuity to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether You choose an optional benefit), are reset to the Account Balance on the date of the change in Contract Owner.



SPOUSAL CONTINUATION. If the Beneficiary is your spouse, the Beneficiary may be substituted as the Contract Owner of the Deferred Annuity and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner's death, with certain exceptions described in the Contract. In that case, the Account Balance will be adjusted to equal the death benefit. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in a Division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be

                                                    ---------------------------

permitted to choose any optional benefit available under the Contract, unless the deceased spouse had previously purchased the benefit at issue of the Contract. Any amounts in the Deferred Annuity would be subject to applicable Withdrawal Charges except for that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.



If the spouse continues the Deferred Annuity, the second death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include the Highest Anniversary Value as of each fifth Contract Anniversary or the Highest Anniversary Value as of each Contract Anniversary, are reset to the Account Balance which has been adjusted to include the death benefit on the date the spouse continues the Deferred Annuity. If the Contract includes the GMIB Plus II or both the GMIB Plus II and the Enhanced Death Benefit I, the Annual Increase Amount for the GMIB Plus II or both the GMIB Plus II and the Enhanced Death Benefit I are also reset to the Account Balance -which has been adjusted to include the death benefit on the date the spouse continues the Contract.



Spousal continuation will not satisfy required minimum distribution rules for tax-qualified Contracts other than IRAs.



Any reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



NON-SPOUSAL BENEFICIARIES. While the Code permits your designated non-spousal beneficiary to "stretch" distribution of payments over his or her life or life expectancy, this option may not be available at MetLife. Your beneficiary should consult with her or her own independent tax advisor to discuss alternate options for stretching death benefit payments.



TOTAL CONTROL ACCOUNT. The Beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. -You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You.



Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



ENHANCED DEATH BENEFIT -I AND DECEDENT CONTRACTS. If You are purchasing this Contract with a non-taxable transfer of death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Code required distribution rules, You may not purchase the Enhanced Death Benefit -I.



Basic Death Benefit


The Basic Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greatest of (1) your Account Balance; (2) total purchase payment less partial withdrawals; or (3) your "Highest Anniversary Value" (as described below) as of each fifth Contract Anniversary.

---------------------------

If You die during the pay-in phase and You have not chosen one of the optional death benefits, the death benefit the Beneficiary receives will be equal to the greatest of:


1. Your Account Balance; or


2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including any applicable Withdrawal Charge); or


3. "Highest Anniversary Value" as of each fifth Contract Anniversary, determined as follows:


     o At issue, the Highest Anniversary Value is your initial purchase payment;


     o Increase the Highest Anniversary Value by each subsequent purchase payment;


  o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge);


  o  On each fifth Contract Anniversary before your 81st birthday, compare the
     (1) then-Highest Anniversary Value to the (2) current Account Balance and
     (3) total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including any applicable Withdrawal Charge) and set the Highest Anniversary Value equal to the greatest of the three.


  o After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:


     o Increase the Highest Anniversary Value by each subsequent purchase payment, or


     o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).

                                                    ---------------------------

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Balance before the withdrawal.



                                    EXAMPLE:




                                                                Date                         Amount
                                                  -------------------------------- --------------------------
   A  Initial purchase payment                               10/1/2018             $100,000
                                                             10/1/2019
   B  Account Balance                              (First Contract Anniversary)    $104,000
                                                                                   $104,000
   C  Death Benefit                                       As of 10/1/2019          (= greater of A and B)
                                                             10/1/2020
   D  Account Balance                              (Second Contract Anniversary)   $ 90,000
                                                                                   $100,000
   E  Death Benefit                                          10/1/2020             (= greater of A and D)
   F  Withdrawal                                             10/2/2020             $  9,000
                                                                                             10%
   G  Percentage Reduction in Account Balance                10/2/2020             (= F/D)
                                                                                   $ 81,000
   H  Account Balance after Withdrawal                       10/2/2020             (= D-F)
                                                                                   $ 90,000
   I  Purchase Payments reduced for Withdrawal            As of 10/2/2020          (= A-(A - G))
                                                                                   $ 90,000
   J  Death Benefit                                          10/2/2020             (= greater of H and I)
   K  Account Balance                                        10/1/2023             $125,000
                                                  As of 10/1/2023(Fifth Contract   $125,000
   L  Death Benefit (Highest Anniversary Value)            Anniversary)            (= greater of I and K)
   M  Account Balance                                        10/2/2022             $110,000
                                                                                   $125,000
   N  Death Benefit                                       As of 10/2/2023          (= greatest of I, L, M)



Notes to Example



Purchaser is age 60 at issue.



Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.




Account Balances on 10/1/2020 and 10/2/2020 are assumed to be equal prior to the withdrawal.

---------------------------

Optional Death Benefits



Annual Step-Up Death Benefit



T he Annual Step-Up Death Benefit is designed to provide protection against
adverse investment experience. In   general, it guarantees that the death
benefit will not be less than the greater of (1) your Account Balance; or (2) your "Highest Anniversary Value" (as described below) as of each Contract Anniversary.



You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:


1. The Account Balance; or


2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:


     o At issue, the Highest Anniversary Value is your initial purchase payment;


     o Increase the Highest Anniversary Value by each subsequent purchase payment;


  o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and


  o On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.


  o After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:


     o Increase the Highest Anniversary Value by each subsequent purchase payment or


     o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).



For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Balance immediately before the withdrawal.



You may not purchase this benefit if You are 80 years of age or older.

                                                    ---------------------------

The Annual Step-Up Death Benefit is available -in Deferred Annuities purchased after April 30, 2003, for an additional charge of 0.20% annually of the average daily value of the amount You have in the Separate Account.



                                    EXAMPLE:




                                                                        Date                        Amount
                                                          ------------------------------- -------------------------
   A  Initial Purchase Payment                                      10/1/2018             $100,000
                                                                    10/1/2019
   B  Account Balance                                      (First Contract Anniversary)   $104,000
                                                                                          $104,000
   C  Death Benefit (Highest Anniversary Value)                  As of 10/1/2019          (= greater of A and B)
                                                                    10/1/2020
   D  Account Balance                                     (Second Contract Anniversary)   $ 90,000
                                                                                          $104,000
   E  Death Benefit (Highest Contract Year Anniversary)             10/1/2020             (= greater of B and D)
   F  Withdrawal                                                    10/2/2020             $  9,000
                                                                                                    10%
   G  Percentage Reduction in Account Balance                       10/2/2020             (= F/D)
                                                                                          $ 81,000
   H  Account Balance after Withdrawal                              10/2/2020             (= D-F)
                                                                                          $ 93,600
   I  Highest Anniversary Value reduced for Withdrawal           As of 10/2/2020          (= E-(E - G))
                                                                                          $ 93,600
   J  Death Benefit                                                 10/2/2020             (= greater of H and I)



Notes to Example



Purchaser is age 60 at issue.



Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.




The Account Balances on 10/1/2020 and 10/2/2020 are assumed to be equal prior to the withdrawal.




Greater of Annual Step-Up or 5% Annual Increase Death Benefit


In states where approved, only one of either the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or the Enhanced Death Benefit I will be available. The Greater of Annual Step-Up or 5% Annual Increase Amount Death Benefit is designed to protect against adverse investment experience. In general, it provides that the death benefit will be not less than the greatest of (1) your Account Balance, (2) the "Annual Increase Amount" which is the total of your purchase payments (adjusted for withdrawals) accumulated at 5% per year or (3) your "Highest Anniversary Value", as described below.



You may purchase at application a death benefit that provides that the death benefit amount is equal to the greatest of:


1. Your Account Balance;

---------------------------

2. The Annual Increase Amount which is equal to the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal (the withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal) (including any applicable withdrawal charge); or


3. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:


     o At issue, the Highest Anniversary Value is your initial purchase payment;


     o Increase the Highest Anniversary Value by each subsequent purchase payment;


  o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and


  o On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.


  o After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:


     o Increase the Highest Anniversary Value by each subsequent purchase payment, or


     o Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).



For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges), divided by the Account Balance immediately before the withdrawal.



You may not purchase this benefit if You are 80 years of age or older.

                                                    ---------------------------

The Greater of Annual Step-Up or 5% Annual Increase Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for an additional charge, of 0.35% annually of the average daily value of the amount You have in the Separate Account.



                                    EXAMPLE:




                                                                        Date                              Amount
                                                          ------------------------------- --------------------------------------
    A  Initial Purchase Payment                                     10/1/2018             $100,000
                                                                    10/1/2019
    B  Account Balance                                     (First Contract Anniversary)   $104,000
                                                                                          $104,000
   C1  Account Balance (Highest Anniversary Value)                  10/1/2019             (= greater of A and B)
                                                                                          $105,000
   C2  5% Annual Increase Amount                                    10/1/2019             (= A - 1.05)
                                                                                          $105,000
   C3  Death Benefit                                             As of 10/1/2019          (= greater of C1 and C2)
                                                                    10/1/2020
    D  Account Balance                                    (Second Contract Anniversary)   $ 90,000
                                                                                          $104,000
   E1  Highest Anniversary Value                                    10/1/2020             (= greater of C1 and D)
                                                                                          $110,250
   E2  5% Annual Increase Amount                                 As of 10/1/2020          (= A - 1.05 - 1.05)
                                                                                          $110,250
   E3  Death Benefit                                                10/1/2020             (= greater of E1 and E2)
    F  Withdrawal                                                   10/2/2020             $  9,000
                                                                                                          10%
    G  Percentage Reduction in Account Balance                      10/2/2020             (= F/D)
                                                                                          $ 81,000
    H  Account Balance after Withdrawal                             10/2/2020             (= D-F)
                                                                                          $ 93,600
   I1  Highest Anniversary Value reduced for Withdrawal          As of 10/2/2020          (= E1-(E1 - G))
                                                                                                        $ 99,238
                                                                                                   (= E2 -- (E2 - G).
                                                                                          Note: E2 includes additional day of
   I2  5% Annual Increase Amount reduced for Withdrawal          As of 10/2/2020                    interest at 5%)
                                                                                          $ 99,238
   I3  Death Benefit                                                10/2/2020             (= greatest of H, I1 and I2)



Notes to Example



Purchaser is age 60 at issue.



Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

---------------------------


The Account Balances on 10/1/2020 and 10/02/2020 are assumed to be equal prior to the withdrawal.




All amounts are rounded to the nearest dollar.



The Enhanced Death Benefit I



The Enhanced Death Benefit I is no longer available for purchase. The Enhanced Death Benefit I ("EDBI") was available (subject to investment allocation restrictions) if You were age 75 or younger at the effective date of your Contract and You had not elected any optional living benefit (other than the GMIB Plus II, which is also known as the "Predictor Plus II" in our sales literature and advertising ). The Enhanced Death Benefit I is not available in the State of Oregon or with a B Plus Class or C Class Contract in Washington or New York State.




Description of the Enhanced Death Benefit I



If you selected the Enhanced Death Benefit I, the amount of the death benefit will be the greater of:



(1) The Account Balance; or


(2) The Death Benefit Base.



The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Balance on any Contract Anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5%.



The Death Benefit Base is the greater of (a) or (b) below:


  (a) Highest Anniversary Value: On the date we issue your Contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal -(including any applicable Withdrawal Charge). The percentage reduction in Account Balance is the dollar amount of the withdrawal (including any applicable Withdrawal Charge) divided by the Account Balance immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Balance on the date of the recalculation.


  (b) Annual Increase Amount: On the date we issue your Contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


     (i) is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and


     (ii) is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Balance, the Annual Increase Amount is not set equal to the Account Balance. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Balance.

                                                    ---------------------------

ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB I that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."



Through the Contract Anniversary immediately prior to your 91st birthday, the Annual Increase Rate is 5%.



On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date, on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary.



After the Contract Anniversary immediately prior to the owner's 91st birthday, the Annual Increase Rate is 0%.



WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


  (a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to that partial withdrawal (including any applicable Withdrawal Charge); or


  (b)(1) If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the Contract Anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Contract Owner (or to the Annuitant, if the Contract Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a), immediately above, and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



As described in (a) above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Balance. This reduction may be significant, particularly when the Account Balance is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the EDB -I. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.



The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). The Annual Increase Amount does not change after the Contract Anniversary immediately preceding your 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described above.



For Contracts for which applications and necessary information were received at your Administrative Office on or before May 1, 2009, we offered a version of the EDB I that is no longer available. The prior version is the same as the current version except that the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%, with respect to section 2(a) above, different investment allocation restrictions apply and different charges apply.

---------------------------

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.



OPTIONAL STEP-UP. On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Balance. An Optional Step-Up may be beneficial if your Account Balance has grown at a rate above the Annual Increase Rate -or the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Balance. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE EDB I CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE -(1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.



An Optional Step-Up is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the step-up; and (2) the Contract Owner (or oldest Joint Contract Owner or Annuitant if the Deferred Annuity is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Deferred Annuity has both the GMIB Plus II optional benefit and the EDB -I optional benefit, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.



You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Balance automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Ups, the optional benefit (and the charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)



We must receive your request to exercise the Optional Step-Up in writing, or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.



The Optional Step-Up:


  a) resets the Annual Increase Amount to the Account Balance on the Contract Anniversary following the receipt of an Optional Step-Up election; and


  b) may reset the EDB I charge to a rate that does not exceed the lower of:
     (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.

                                                    ---------------------------

In the event that the charge applicable to Deferred Annuity purchases at the time of the step-up is higher than your current charge, You will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that You may choose to decline the Automatic Annual Step-Up. If You -choose to decline the Automatic Annual Step-Up, You must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary. Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the step-ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.



On the date of the Optional Step-Up, the Account Balance on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS. If You elect the EDB I, there are certain investment allocation restrictions. Please see "Investment Allocation Restrictions For Certain Optional Benefits."



If You elect the EDB I, You may not participate in the Equity Generator or the Allocator. However, You may elect to participate in the Enhanced Dollar Cost Averaging ("EDCA") program, provided that your destination investment choices are selected in accordance with the investment allocation restrictions.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the EDB I are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



TERMINATING THE EDB I. The EDB I will terminate upon the earliest of:


  (a) The date You make a total withdrawal of your Account Balance (a pro-rata portion of the optional benefit charge will be assessed);


  (b) The date there are insufficient funds to deduct the -annual optional benefit charge from your Account Balance;


  (c) The date You elect to receive income payments under your Contract (a pro-rata portion of the -annual optional benefit charge will be assessed);


  (d) A change of the Contract Owner or Joint Contract Owner (or Annuitant, if the Contract Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the -annual optional benefit charge will be assessed);


  (e) The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the -annual optional benefit charge will be assessed);


  (f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


  (g) Termination of the Deferred Annuity to which the benefit is attached.

---------------------------

Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if You assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of the Account Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.



THE EDB I AND ANNUITIZATION. Since the annuity date at the time You purchase the Deferred Annuity is the later of age 90 of the Annuitant or 10 years after issue of your Deferred Annuity, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Deferred Annuity must be annuitized (see "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Balance. Generally, once your Deferred Annuity is annuitized, You are ineligible to receive the death benefit selected. However, for Deferred Annuities purchased with an EDB I, if You annuitize at the latest date permitted, You must elect one of the following options:


(1) Annuitize the Account Balance under the Deferred Annuity's pay-out option provisions; or


(2) Elect to receive income payments determined by applying the Death Benefit Base to the greater of the guaranteed annuity rates for the Deferred Annuity at the time of purchase or the current annuity rates applicable to this class of Deferred Annuity. If You die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less income payments already paid to the Contract Owner.



If You fail to select one of the above options, we will annuitize your Deferred Annuity under the Lifetime Income Annuity with a 10-Year Guarantee Period -income payment type, unless the payment under option (2) above is greater, in which case we will apply option (2) to your Deferred Annuity.



EDB I -- Examples


The purpose of these examples is to illustrate the operation of the Death Benefit Base under the EDB I.


(1)   Withdrawal Adjustments to Annual Increase Amount


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior Contract Anniversary
   --------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the EDB I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary
   ---------------------------------------------------


   Assume the initial purchase payment is $100,000 and the EDB I is selected. Assume the Account Balance at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater

                                                    ---------------------------

   than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Balance attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2)   The Annual Increase Amount


     Example
     -------


   Assume the Contract Owner is a male, age 55 at issue, and he elects the EDB
   I. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


     Determining a death benefit based on the Annual Increase Amount
     ---------------------------------------------------------------


   Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the Divisions You selected. The Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per year, until the Contract Anniversary on or following the Contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Balance on the date the death benefit amount is determined).


(3)   The Highest Anniversary Value


     Example
     -------


   Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects the EDB I. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account Balance on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Balance is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Balance ($108,000). Assume the Account Balance on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Balance is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Balance is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Balance ($155,000).


     Determining a death benefit based on the Highest Anniversary Value
     ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount

---------------------------

   of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Balance on the date the death benefit amount is determined).


(4)   Putting It All Together


     Example
     -------


   Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Account Balance is $150,000 due to poor market performance.Because the -5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the -5% Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Balance ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium taxes and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5)   The Optional Step-Up


   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and You elect an Optional Step-Up.


     The effect of the Optional Step-Up election is:


   (1)   The Annual Increase Amount resets from $105,000 to $110,000; and


   (2) The EDB I charge is reset to the fee we charge new Contract Owners for the EDB I at that time.


   The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Balance is less than the Annual Increase Amount.


(6)   The Optional Step-Up: Automatic Annual Step-Up


   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and You elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Balance is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


   (2) The EDB I charge is reset to the fee we charge new Contract Owners for the EDB I at that time.


   The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $120,000

                                                    ---------------------------

   due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. Because your Account Balance is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


   (2) The EDB I charge is reset to the fee we charge new Contract Owners for the EDB I at that time.


   Assume your Account Balance increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Balance would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Balance; and


   (2) The EDB I charge is reset to the fee we charge new Contract Owners for the EDB I at that time.


   After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume You do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Balance at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Balance is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the optional benefit continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday. Also, note the EDB I charge remains at its current level.



Earnings Preservation Benefit


You may purchase this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay.



This benefit provides that an additional death benefit is payable equal to:



The difference between


1. Your death benefit (either the basic death benefit or an optional death benefit for which You pay an additional charge); and


2. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or



On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:


1. The difference between

---------------------------

  a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and


  b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.


2. In each case, multiplied by the following percentage, depending upon your age when You purchased the Contract:



Purchase Age                                    Percentage
  Ages 69 or younger                               40%
  Ages 70-79 - - - - - - - - - - -                 25%
  Ages 80 and above                                0%


You may not purchase this benefit if You are 80 years of age or older.



For purposes of the above calculation, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal plus applicable Withdrawal Charges divided by the Account Balance immediately before the withdrawal.



If the spouse continues the Contract, the spouse can choose one of the following two options:


  o Continue the Earnings Preservation Benefit. The additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.


  o Stop the Earnings Preservation Benefit. The Account Balance is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the Contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.



If we do not receive notification from the surviving spouse either to elect to continue or to discontinue the Earnings Preservation Benefit within 90 days of notice to us of the death of a spouse, we will treat the absence of a notification as if the Earnings Preservation Benefit had been discontinued and the amount of the benefits will be added to the Account Balance.



If You are a natural person and You change ownership of the Deferred Annuity to someone other than your spouse, this benefit is calculated in the same manner except (1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Balance on the date of the change in Contract Owner (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new Contract Owner as of the date of the change in Contract Owner.



If You are a non-natural person, the life of the Annuitant is the basis for determining the additional death benefit. If there are Joint Contract Owners, the oldest of the two will be used as a basis for determining the additional death benefit.

                                                    ---------------------------

The Earnings Preservation Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount You have in the Separate Account.



                                    EXAMPLE:




                                             Date            Amount
                                         ----------- ----------------------
  A   Purchase Payments Not Withdrawn    10/1/2019   $100,000
  B   Death Benefit                      10/1/2020   $105,000
                                                     $  2,000
  C   Additional Death Benefit           10/1/2020   (= 40% - (B -  A))
  D   Account Balance                    10/1/2021   $ 90,000
  E   Withdrawal                         10/2/2021   $  9,000
                                                     $ 81,000
  F   Account Balance after Withdrawal   10/2/2021   (= D -  E)
  G   Purchase Payments Not Withdrawn    10/2/2021   $ 91,000
                                                          (= A -  E,
                                                       because there is
                                                          no gain at
                                                     time of withdrawal)
  H   Death Benefit                      10/2/2021   $ 99,238
                                                     $  3,295
  I   Additional Death Benefit                       (= 40% - (H -  G))



Notes to Example



Purchaser is age 60 at issue.



Any Withdrawal Charge from the Account Balance is included when determining the percentage of Account Balance withdrawn.



All amounts are rounded to the nearest dollar.



Living Benefits



Overview of Living Benefits


We offer a suite of optional living benefits that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one version of these optional benefits may be elected, and the optional benefit must be elected at Contract issue. These optional benefits are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional benefit.

---------------------------


               Guaranteed Income                           Guaranteed Withdrawal
                   Benefits                                      Benefits
---------------------------------------------- --------------------------------------------
 o Guaranteed Minimum Income Benefit           o Lifetime Withdrawal Guarantee (LWG I
  Plus (GMIB Plus I and GMIB Plus II or, the   and LWG II)
  Predictor Plus, or Predictor Plus I and      o Enhanced Guaranteed Withdrawal Benefit
  Predictor Plus II)                           (Enhanced GWB)
 o Guaranteed Minimum Income Benefit           o Guaranteed Withdrawal Benefit (GWB I)
  (GMIB I and GMIB II or the Predictor)

  Our guaranteed income benefits are           These optional benefits are designed to
  designed to allow You to invest your         guarantee that at least the entire amount
  Account Balance in the market while at       of purchase payments You make will be
  the same time assuring a specified           returned to You through a series of
  guaranteed, level of minimum fixed           withdrawals (without annuitizing),
  income payments if You elect to              regardless of investment performance, as
  annuitize. The fixed annuity payment         long as withdrawals in any Contract Year
  amount is guaranteed regardless of           do not exceed the maximum amount
  investment performance or the actual         allowed. With the LWG, You get the same
  Account Balance at the time You elect        benefits, but in addition, if You make
  pay-outs. Prior to exercising this benefit   your first withdrawal on or after the date
  and annuitizing your Contract, You may       You reach age 59 1/2, You are guaranteed
  make withdrawals up to a maximum             income for your life (and, for states other
  level specified in the rider and still       than New York, the life of your spouse, if
  maintain the benefit amount. (GMIB I         the Joint Life version was elected and the
  and GMIB II were formerly known as           spouse elects to continue the Contract is
  "Versions I and Versions II of the           at least age 59 1/2 at spousal
  Guaranteed Minimum Income Benefit";          continuation), even after the entire
  and GMIB Plus I was formerly known as        amount of purchase payments has been
  "Version III of the Guaranteed Minimum       returned. (GWBI was formerly known as
  Income Benefit".)                            "Version I of the Guaranteed Withdrawal
                                               Benefit"; Enhanced GWB was formerly
                                               known as "Version II of the Guaranteed
                                               Withdrawal Benefit"; and LWG I was
                                               formerly known as "Version III - the
                                               Lifetime Withdrawal Guarantee Benefit".)




               Guaranteed Income                     Guaranteed Asset Accumulation
                   Benefits                                     Benefit
---------------------------------------------- ----------------------------------------
 o Guaranteed Minimum Income Benefit           o Guaranteed Minimum Accumulation
  Plus (GMIB Plus I and GMIB Plus II or, the   Benefit (GMAB)
  Predictor Plus, or Predictor Plus I and
  Predictor Plus II)
 o Guaranteed Minimum Income Benefit
  (GMIB I and GMIB II or the Predictor)

  Our guaranteed income benefits are           GMAB is designed to guarantee that your
  designed to allow You to invest your         Account Balance will not be less than a
  Account Balance in the market while at       minimum amount at the end of the
  the same time assuring a specified           10-year waiting period.
  guaranteed, level of minimum fixed           The amount of the guarantee depends on
  income payments if You elect to              which of three permitted Divisions You
  annuitize. The fixed annuity payment         select.

  amount is guaranteed regardless of
  investment performance or the actual
  Account Balance at the time You elect
  pay-outs. Prior to exercising this benefit and annuitizing your Contract, You may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount. (GMIB I and GMIB II were formerly known as "Versions I and Versions II of the
  Guaranteed Minimum Income Benefit";
  and GMIB Plus I was formerly known as
  "Version III of the Guaranteed Minimum
  Income Benefit".)



Guaranteed Income Benefits


At the time You buy the Contract, You may elect a guaranteed income benefit ("GMIB") for an additional charge. Each version of this optional benefit is designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance of your Account Balance during the pay-in phase. However, if applying your actual Account Balance at the time You annuitize the Contract to then-current annuity purchase rates (outside of the optional benefit) produces higher income payments, You will receive the higher payments, and thus You will have paid for the optional benefit even though it was not used. Also, prior to exercising the optional benefit, You may make specified withdrawals that reduce your income base (as explained below) during the pay-in phase and still leave the optional benefit guarantees intact, provided the conditions of the optional benefit are met. Your registered representative can provide You an illustration of the amounts You would receive, with or without withdrawals, if You exercised the optional benefit.



There are four versions of the GMIB that have been available with this Contract, GMIB Plus II, GMIB Plus I, GMIB II and GMIB I. None of the GMIBs are available for sale.

                                                    ---------------------------

There may be versions of each optional guaranteed income benefit that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional benefits for the specific provisions applicable to You.



You may not have this optional benefit and another optional living benefit (LWG, GWB or GMAB) in effect at the same time. Once elected, the optional benefit cannot be terminated except as discussed below.



FACTS ABOUT GUARANTEED INCOME BENEFITS



INCOME BASE AND GMIB INCOME PAYMENTS. Under all versions of the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount You receive as an income payment upon exercising the GMIB and annuitizing the Contract. It is important to recognize that this income base is not available for cash withdrawals and does not establish or guarantee your Account Balance or a minimum return for any Division. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, You may exercise the benefit. We then will apply the income base calculated at the time of exercise to the GMIB Annuity Table (as described below) specified in the optional benefit in order to determine your minimum guaranteed lifetime fixed monthly income payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment).



THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per year. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year for GMIB I, GMIB II and GMIB Plus I. As with other pay-out types, the amount You receive as an income payment also depends on your age, your sex, (where permitted by state law), and the income type You select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Balance on your annuity date to then-current annuity purchase rates.



If You exercise a GMIB, your income payments will be the greater of:


     o the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or


  o the income payment determined for the same income type in accordance with the base Contract. (See "Pay-Out Options (or Income Options)".)



If You choose not to receive income payments as guaranteed under the GMIB, You may elect any of the income options available under the Contract.



OWNERSHIP. If the Owner is a natural person, the Owner must be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Owner in determining the income base and GMIB income payments.



If Joint Owners are named, the age of the older Joint Owner will be used to determine the income base and GMIB income payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "You" always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.



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GMIB AND DECEDENT CONTRACTS. If You are purchasing this Contract with a nontaxable transfer of the death proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Service ("IRS") required distribution rules, You may not purchase the GMIB.



GMIB AND QUALIFIED CONTRACTS. The GMIB may have limited usefulness in connection with a qualified Contract, such as IRA (See "Federal Tax Considerations"), in circumstances where, due to the 10-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up), the Owner is unable to exercise the benefit until after the required beginning date of required minimum distributions under the Contract. In such event, required minimum distributions received from the Contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of income payments under the GMIB. You should consult your tax adviser prior to electing the GMIB.



Description of GMIB Plus II


The GMIB Plus II is no longer available for purchase. In states where approved, the GMIB Plus II is available only for Owners up through age 78 and You can only elect the GMIB Plus II at the time You purchase the Contract. The GMIB Plus II is not available in the State of Oregon. The GMIB Plus II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 90th birthday.



INCOME BASE. The income base is -equal to the greater of (a) or (b) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to Your 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Balance on the date of the recalculation.



The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding Your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Balance attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).


(b) Annual Increase Amount: On the date we issue your Contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


   (i) is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and


   (ii) is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.



The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Balance, the Annual Increase Amount is not set equal to the Account Balance. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Balance.



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FOR DEFERRED ANNUITIES ISSUED IN NEW YORK STATE, THE ANNUAL INCREASE AMOUNT
SHALL NOT EXCEED 270% OF TOTAL PURCHASE PAYMENTS OR, IF GREATER, 270% OF THE ANNUAL INCREASE AMOUNT AS OF THE MOST RECENT OPTIONAL STEP-UP FOR GMIB -PLUS II (SEE "OPTIONAL STEP-UP" BELOW). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 270% of the new, higher Annual Increase Amount, if it is greater than 270% of your Purchase Payments.



ANNUAL INCREASE RATE. As noted above, we calculate an income base under the GMIB that helps determine the minimum amount You receive as an income payment upon exercising the optional benefit. One of the factors used in calculating the income base is called the "annual increase rate."



Through the Contract Anniversary immediately prior to the your 91st birthday, the Annual Increase Rate is 5%.



On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary.



During the 30 day period following the Contract Anniversary immediately prior to the your 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal (including any applicable Withdrawal Charge); or


(b) If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to You (or to the Annuitant, if the Deferred Annuity is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



As described in (a) above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Balance. This reduction may be significant, particularly when the Account Balance is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit. Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, will result in dollar-for-dollar treatment of the withdrawals as described in (b) immediately above.



Partial annuitizations are not permitted.



In determining the GMIB -Plus II income payments, an amount equal to the Withdrawal Charge that would apply upon a complete withdrawal and the amount of any premium taxes and other taxes that may apply will be deducted from the income base. For purposes of calculating the income base, purchase payment credits (i.e., bonus payments) are not included.



OPTIONAL STEP-UP. On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Balance. An Optional Step-Up may be beneficial if your Account Balance has grown at a rate above the Annual Increase Rate -on the Annual Increase Amount (5%). As described below, an Optional



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Step-Up resets the Annual Increase Amount to the Account Balance. After an
Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE -(1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.



An Optional Step-Up is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or oldest Joint Contract Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Deferred Annuity has both the GMIB Plus II and the EDB I, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.



You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Balance automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a step-up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Ups, the optional benefit (and charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)



We must receive your request to exercise the Optional Step-Up in writing, at your Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.



The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Balance on the Contract Anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the GMIB Plus II to the 10th Contract Anniversary following the date the Optional Step-Up took effect;


(3) For Contracts issued in New York State only, may reset the maximum Annual Increase Amount to a percentage (270%) multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


(4) may reset the charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge -(1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.



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In the event that the charge applicable to Deferred Annuity purchases at the time of the step-up is higher than your current charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You decline the Automatic Annual Step-Up, You must notify us in accordance with our administrative procedures (currently we require You to submit your request in writing to your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing to our Administrative Office that You wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.



On the date of the step-up, the Account Balance on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS. If You elect the GMIB Plus II, there are certain investment allocation restrictions. Please see "Investment
Choices -- Investment Allocation Restrictions For Certain Optional Benefits."



If You elect the GMIB Plus II, You may not participate in the Equity Generator or the Allocator. However, You may elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination Investment Divisions are selected in accordance with the investment allocation restrictions.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GMIB Plus II are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



GUARANTEED PRINCIPAL OPTION. On each Contract Anniversary, starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the Owner's 91st birthday, You may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.



By exercising the Guaranteed Principal Option, You elect to receive an additional amount to be added to your Account Balance intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Balance on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.



For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included. The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Division in the ratio the portion of the Account Balance in such Division bears to the total Account Balance in all Divisions. It is important to note that only purchase payments made during the first 120 days that You hold the Contract are taken into consideration in determining the



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Guaranteed Principal Adjustment. If You anticipate making purchase payments after 120 days, You should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your Account Balance, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus II may not be appropriate for You if You intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.



The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus II will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The Contract, however, will continue, and the GMIB Plus II allocation and subsequent purchase payment restrictions, described above, will no longer apply. If You elected both the GMIB Plus II and the EDB I, the EDB I investment allocation restrictions described in "Investment Allocation Restrictions For Certain Optional Benefits" and the subsequent purchase payment restrictions described in "Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I" will continue to apply as long as the EDB I optional benefit has not terminated.



The Guaranteed Principal Option is not available in the state of Washington.



EXERCISING THE GMIB -PLUS II. If You exercise the GMIB Plus II, You must select to receive income payments under one of the following income types:


     (1)   Lifetime Income Annuity with a 5-Year Guarantee Period.
           ------------------------------------------------------


     (2)   Lifetime Income Annuity for Two with a 5-Year Guarantee Period.
           --------------------------------------------------------------
           Based on Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint Annuitants, who are non-spouses, is greater than 10 years. See "Pay-Out Options (or Income Options)." (For Contracts issued in New York State, this income type is only available if the youngest Annuitant's attained age is 35 or older).



These options are described in the Contract and the GMIB Plus II.



The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10 year age set back with interest of 1.0% per year. As with other pay-out types, the amount You receive as an income payment also depends on the income payment type You select, your age, and your sex (where permitted under state law). The annuity rates for attained ages 86 or 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Balance on your annuity date to then current annuity purchase rates.



If You exercise the GMIB Plus II, your income payments will be the greater of: the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or the income payment determined for the same income payment type in accordance with the base Contract. (See "Pay-out Options (or Income Options).")



IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB -PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING ACCOUNT BALANCE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.



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If You take a full withdrawal of your Account Balance, your Contract is terminated by us due to its small Account Balance and inactivity (see "When We Can Cancel Your Deferred Annuity"), or your Contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



ENHANCED PAYOUT RATES (DOES NOT APPLY TO CONTRACTS ISSUED IN NEW YORK STATE). The GMIB payout rates are enhanced under either of the following circumstances, if:


  (a)        You take no withdrawals prior to age 62;


  (b) your Account Balance is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and


  (c) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.



Then the annual income payments under the GMIB Plus II will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).



For example if an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus II. If the spouse elects to continue the Contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the Contract and the GMIB Plus II, the spouse would be eligible for the 5.5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the Contract was continued. If the spouse elects to continue the Contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.



If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus II. If the spouse elects to continue the Contract and the Owner had begun to take withdrawals prior to his or her death, and the Contract Owner was older than the spouse, the spouse's eligibility for the Enhanced Payout Rates described above is based on the Contract Owner's age when the withdrawals began. For example, if a Contract Owner had begun to take withdrawals at age 62 and subsequently died, if that Contract Owner's spouse continued the Contract and the GMIB Plus II, the spouse would be eligible for the 5.5% Enhanced Payout Rate as described above, even if the spouse were younger than age 62 at the time the Contract was continued. If the spouse elects to continue the Contract and the Contract Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the Enhanced Payout Rates described above is based on the spouse's age when the spouse begins to take withdrawals.



Similarly if:


(a)        You take no withdrawals prior to age 60;


(b) your Account Balance is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and


(c) the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.


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Then the annual income payments under the GMIB Plus II will equal or exceed 5%
of the income base (calculated on the date the payments are determined).



If You choose not to receive income payments as guaranteed under the GMIB Plus II, You may elect any of the pay-out options under the Contract.



If the income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to You instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently then annually.



TERMINATING THE GMIB PLUS II. Except as otherwise provided, the GMIB Plus II will terminate upon the earliest of:


(a) The 30th day following the Contract Anniversary on or following your 90th birthday;


(b) The date You make a complete withdrawal of your Account Balance (if there is an income base remaining You will receive payments based on the remaining income base) (a pro rata portion of the annual optional benefit charge will be assessed).


(c) The date You elect to receive income payments under the Contract and You do not elect to receive payments under the GMIB Plus II (a pro rata portion of the annual optional benefit charge will be assessed);


(d) Death of the Contract Owner or Joint Contract Owner (unless the spouse (aged 89 or younger) is the Beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;


(e) A change for any reason of the Contract Owner or Joint Contract Owner (or Annuitant, if the Contract Owner is a non-natural person), subject to our administrative procedures; (a pro rata portion of the annual optional benefit charge will be assessed);


(f)        The effective date of the Guaranteed Principal Option; or


(g) The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed).



If a Contract Owner or Joint Contract Owner dies and:


  o the spouse elects to continue the Contract and the GMIB Plus II optional benefit under termination provision (d) above; and


  o before the 10-year waiting period to exercise the GMIB Plus II optional benefit has elapsed, the GMIB Plus II optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 90th birthday);



we will permit the spouse to exercise the GMIB Plus II optional benefit within the 30 days following the Contract Anniversary on or following his or her 90th birthday, even though the 10-year waiting period has not elapsed.



Under our current administrative procedures, we will waive the termination of the GMIB Plus II if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.



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When the GMIB Plus II terminates, the corresponding GMIB Plus II charge terminates and GMIB Plus II investment restrictions allocation and any subsequent purchase payment restriction no longer apply. However, if you elected both the GMIB Plus II and the EDB I options, and only the GMIB Plus II has terminated, the restrictions on subsequent purchase payments will continue to apply.



For Contracts issued in all states except New York from February 24, 2009 through May 1, 2009, the following differences apply:


(1) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per year;


(2) The GMIB payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event:
      (i) You take no withdrawals prior to age 62; (ii) your Account Balance is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and (iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) You take no withdrawals prior to age 60; (ii) your Account Balance is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and (iii) You select the Lifetime Income Annuity with a 10-Year Guarantee Period;


(3)   Different investment allocation restrictions apply;


(4) The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter;


(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to You (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year; and


(6) The fixed annuity options are the Lifetime Income Annuity with a 10-Year Guaranteed Period (if You choose to start the annuity option after age 79, the year of the guarantee period component of the annuity option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the Lifetime Income Annuity for Two with a 10-Year Guarantee Period. (Based upon Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the Joint Annuitants, who are non-spouses, is greater than 10 years.)


(7) If your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the Contract Anniversary on which the Optional Step-Up occurs.



For Contracts issued in New York State on or before May 1, 2009, the following differences apply:


(1) The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter;


(2) The GMIB annuity rates for attained ages 85-90 are the same as those for attained age 84;


(3)   Different investment allocation restrictions apply;


(4) The Lifetime Income Annuity for Two income option type is only available if the oldest Annuitant's attained age is 55 or older;


(5) The Annual Increase Amount shall not exceed 190% of total purchase payments or, if greater, 190% of the Annual Increase Amount as of the most recent Optional Step-Up;


(6) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to You (or the



                                                                              89

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---------------------------

   Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year; and


(7) The GMIB Annuity Table is calculated based upon the Annuity Mortality Table with a 7-year age set back with interest of 1.5% per year.


(8) If your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the Contract Anniversary on which the Optional Step-Up occurs.



For Contracts issued in all states except New York on or before February 23, 2009, the GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year; the GMIB payout rates are enhanced to be at least 6% of the Annual Increase Amount (calculated on the date the payments are determined) in the event: (i) You take no withdrawals prior to age 60; (ii) your Account Balance is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and
(iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period and differences (3) through (7) in the non-New York version apply.



Notes on Graphs and Examples:
-----------------------------



The purpose of these examples is to illustrate the operation of the GMIB Plus
II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges or income taxes and tax penalties.


(1)   Withdrawal Adjustments to Annual Increase Amount


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior Contract Anniversary
   --------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary
   ---------------------------------------------------


   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the Account Balance at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an Account Balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Balance attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Balance by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one



90

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                                                    ---------------------------

   $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2)   The Annual Increase Amount


     Example
     -------


   Assume the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary prior to the owner's 91st birthday). At the tenth Contract Anniversary, when the owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


     Determining a value upon which future income payments will be based
     -------------------------------------------------------------------


   Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the Divisions You selected. Your purchase payments accumulate at the annual increase rate of 5%, until the Contract Anniversary on or immediately after the Contract Owner's 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Your purchase payments are also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




     Determining your guaranteed lifetime income stream
     --------------------------------------------------



   Assume that You decide to annuitize your Contract and begin taking income payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates

---------------------------

   in the GMIB Annuity Table to determine your lifetime income payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.

[GRAPHIC APPEARS HERE]




(3)   The "Highest Anniversary Value" ("HAV")


     Example
     -------


   Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects GMIB Plus II. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account Balance on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Balance is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Balance ($108,000). Assume the Account Balance on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Balance is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Balance is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Balance ($155,000). See section (4) below for an example of the exercise of GMIB Plus II.


     Determining a value upon which future income payments will be based
     -------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for



92

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                                                    ---------------------------

   any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




     Determining your guaranteed lifetime income stream
     --------------------------------------------------



   Assume that You decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Balance. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime income payments. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.

[GRAPHIC APPEARS HERE]




(4)   Putting It All Together


     Example
     -------


   Continuing the examples in sections (2) and (3) above, assume the Contract Owner chooses to exercise the GMIB Plus II at the tenth Contract Anniversary and elects a Lifetime Income Annuity with a 5-Year Guarantee Period. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the GMIB Annuity Table. This yields income payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the income base of $162,889 would yield monthly payments of $673; if the Contract Owner were age 75, the income base of $162,889 would yield monthly payments of $785.)


   Assume the Contract Owner, a New York resident, chooses to exercise the GMIB Plus II optional benefit at the 21st Contract Anniversary and elects a Lifetime Income Annuity with a 5-Year Guarantee Period. Assume the Account Balance has declined due to poor market performance. The 5% Annual Increase Amount would be limited to the maximum of 270% of the total purchase payments, which equals $270,000. Because the 5% Annual Increase Amount ($270,000) is greater than the Highest Anniversary Value ($150,000), the 5% Annual

---------------------------

   Increase Amount ($270,000) is used as the income base. The income base of $270,000 is applied to the GMIB Annuity Table. This yields income payments of $1,345 per month for life, with a minimum of 5 years guaranteed. (If the same Contract Owner were instead age 81, the income base of $270,000 would yield monthly payments of $1,607; if the Contract Owner were age 86, the income base of $270,000 would yield monthly payments of $1,877.)


   The above example does not take into account the impact of premium taxes and other taxes. As with other pay-out types, the amount You receive as an income payment depends on the income type You select, your age, and (where permitted by state law) your sex. The income base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.


   Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, You will receive income payments for life and the Annual Increase Amount, Highest Anniversary Value and the Account Balance will cease to exist. Also, the GMIB Plus II may only be exercised no later than the Contract Anniversary on or following the Contract Owner's 90th birthday, after a 10-year waiting period, and then only within a 30 day period following the Contract Anniversary.

[GRAPHIC APPEARS HERE]




   WITH THE GMIB, THE INCOME BASE IS APPLIED TO SPECIAL, CONSERVATIVE GMIB ANNUITY PURCHASE FACTORS, WHICH ARE GUARANTEED AT THE TIME THE CONTRACT IS ISSUED. HOWEVER, IF THEN-CURRENT ANNUITY PURCHASE FACTORS APPLIED TO THE ACCOUNT BALANCE WOULD PRODUCE A GREATER AMOUNT OF INCOME, THEN YOU WILL RECEIVE THE GREATER AMOUNT. IN OTHER WORDS, WHEN YOU ANNUITIZE YOUR CONTRACT, YOU WILL RECEIVE WHATEVER AMOUNT PRODUCES THE GREATEST INCOME PAYMENT. THEREFORE, IF YOUR ACCOUNT BALANCE WOULD PROVIDE GREATER INCOME THAN WOULD THE AMOUNT PROVIDED UNDER THE GMIB, YOU WILL HAVE PAID FOR THE GMIB ALTHOUGH IT WAS NEVER USED.

[GRAPHIC APPEARS HERE]




(5)   The Guaranteed Principal Option -- Graph and Example


   Initial investment is $100,000. Assume that no withdrawals are taken. Assume that Account Balance at the 10th Contract Anniversary is $50,000 due to poor market performance, and the Guaranteed Principal Option is exercised at this time.


     The effect of exercising the Guaranteed Principal Option:


94

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                                                    ---------------------------

   (1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Balance 30 days after the 10th Contract Anniversary bringing it back up to $100,000.


   (2) The GMIB Plus II benefit and the benefit charge terminate as of the date that the adjustment is made to the Account Balance; the Contract continues.


   (3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Balance (except if the GMIB Plus II was elected with the EDB I, the investment allocation restrictions described above will continue to apply as long as the EDB I has not terminated).

[GRAPHIC APPEARS HERE]




* Withdrawals reduce the original purchase payment (i.e., those payments credited within 120 days of the Contract's issue date) proportionately and, therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6)   The Optional Step-Up: Optional Automatic Annual Step-up


   Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount of the GMIB Plus II Income Base increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and You elected Optional Step-Ups to occur under the Optional Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Balance is higher than your Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount of the Income Base automatically resets from $105,000 to $110,000;


   (2) The 10-year waiting period to annuitize the Contract is reset to 10 years from the first Contract Anniversary;


   (3) The charge is reset to the fee we charge new Contract Owners for the same optional benefit at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.


   The Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. Because your Account Balance is higher than your Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.


     The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount of the Income Base automatically resets from $115,500 to $120,000;


   (2) The 10-year waiting period to annuitize the Contract is reset to 10 years from the second Contract Anniversary;

---------------------------

   (3) The charge is reset to the fee we charge new Contract Owners for the same optional benefit at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.


   Assume your Account Balance increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Balance would exceed the Annual Increase Amount of the Income Base and an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


     The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount of the Income Base automatically resets to the higher Account Balance;


   (2) The 10-year waiting period to annuitize the Contract is reset to 10 years from the date of the Optional Step-Up;


   (3) The charge is reset to the fee we charge new Contract Owners for the same optional benefit at the time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.


   After the seventh Contract Anniversary, the initial Optional Automatic Annual Step-Up election expires. Assume You do not make a new election of the Optional Automatic Annual Step-Up. The Annual Increase Amount of the Income Base increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Balance at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Balance is lower than your Annual Increase Amount of the Income Base. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount of the Income Base remains at $178,500 despite poor market performance, and, provided the benefit continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Also, please note:


   (1) The 10-year waiting period to annuitize the Contract remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);


   (2)   The charge remains at its current level; and

                                                    ---------------------------

   (3) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

[GRAPHIC APPEARS HERE]




DESCRIPTION OF GMIB PLUS I



The GMIB Plus I is no longer available for purchase. The GMIB Plus I was available only for Contract Owners up through age 75, and You could only have elected GMIB Plus I at the time You purchased the Contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday.



GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II is referred to as an "Optional Reset" under the GMIB Plus I. An Optional Reset is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or oldest Joint Contract Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your income base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the Contract Anniversary on which the Optional Reset occurs.


(4) Termination provision (g) above does not apply and the following replaces termination provision (a), above:

     The 30th day following the Contract Anniversary on or following your 85th birthday.


     and the following replaces provision (d) above:


    Death of the Contract Owner or Joint Contract Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the Contract), or the death of the Annuitant if a non-natural person owns the Contract.


     and the following replaces the paragraph immediately after provision (g) above:



If a Contract Owner or Joint Contract Owner dies and:

---------------------------

  o the spouse elects to continue the Contract and the GMIB Plus I optional benefit under termination provision (d) above; and


  o before the 10-year waiting period to exercise the GMIB Plus I optional benefit has elapsed, the GMIB Plus I optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 85th birthday);



we will permit the spouse to exercise the GMIB Plus I optional benefit within the 30 days following the Contract Anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(5) If You elect the GMIB Plus I, You are limited to allocating your purchase payments and Account Balance among the following funding options:


     (a)        Brighthouse Asset Allocation 20 Division,


     (b)        Brighthouse Asset Allocation 40 Division,


     (c)        Brighthouse Asset Allocation 60 Division,


     (d)        Brighthouse Asset Allocation 80 Division,


     (e)        American Funds(R) Moderation Allocation Division,


     (f)        American Funds(R) Balanced Allocation Division,


     (g)        American Funds(R) Growth Allocation Division,


     (h)        Fixed Account,


     (i)        SSGA Growth ETF Division,


     (j)        SSGA Growth and Income ETF Division,


     (k)        BlackRock Ultra-Short Term Bond Division (where available),


     (l)        AB Global Dynamic Allocation Division,


     (m)        AQR Global Risk Balanced Division,


     (n)        BlackRock Global Tactical Strategies Division,


     (o)        Brighthouse Balanced Plus Division,


     (p)        Invesco Balanced-Risk Allocation Division,


     (q)        JPMorgan Global Active Allocation Division,


     (r)        MetLife Aggregate Bond Index Division,


     (s)        MetLife Multi-Index Targeted Risk Division,


     (t)        PanAgora Global Diversified Risk Division,



     (u)        Western Asset Management(R) Government Income Division,



     (v)        Schroders Global Multi-Asset Division.


(6) The Guaranteed Principal Option may be exercised starting with the tenth Contract Anniversary prior to the Contract Owner's 86th birthday.


(7) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for a class of the Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the GMIB Plus I benefit and will allow Optional Resets by those purchasers even if this benefit is no longer offered for a class of the Contract.

                                                    ---------------------------

(8) If You exercise the GMIB Plus I benefit under the life annuity with 10 years of annuity payments guaranteed option, the Guaranteed Period is 5 years for ages 84-85.


(9) If You exercise the GMIB Plus I benefit under the life annuity, 10 years of annuity payments are guaranteed.


(10) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event; (i) You take no withdrawals prior to age 60;
      (ii) your Account Balance is fully withdrawn or decreases to zero on or after age 60 and there is no income base remaining; and (iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period.


(11) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year.



You may elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination Divisions are one or more of the above-listed investment choices.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GMIB Plus I are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



For Contracts issued prior to July 16, 2007, the GMIB Plus II payout rates
--------------------------------------------
described in (10) above will not be applied.



For Contracts issued prior to February 26, 2007, we offered a version of the
------------------------------------------------
GMIB Plus I that is no longer available. This prior version of the GMIB Plus I differs from the current version with respect to the calculation of the Annual Increase Amount and the applicable benefit charge. Specifically: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "a" of the "Income Base" section above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year; and (2) the additional charge for the GMIB Plus I is 0.75% of the Income Base (with a maximum Optional Reset charge of 1.50% of the Income Base applicable upon the exercise of the Optional Reset feature). If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the Contract Anniversary on which the Optional Reset occurs.



EXAMPLE



THE OPTIONAL STEP-UP



Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount of the Income Base increases to $105,000 on the first Contract Anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and You elect an Optional Step-Up.



The effect of the Optional Step-Up election is:


(1) The 5% Annual Increase Amount of the Income Base resets from $105,000 to $110,000;


(2) The 10-year waiting period to annuitize the Contract under the GMIB Plus I is reset to 10 years from the first Contract Anniversary;

---------------------------

(3) The charge is reset to the fee we charge new Contract Owners at that time; and


(4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.



The 5% Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Balance is less than the 5% Annual Increase Amount of the Income Base.



For Contracts issued prior to February 27, 2006, You may elect an Optional
------------------------------------------------
Step-Up as described above, except that: 1) You may elect an Optional Reset on any Contract Anniversary only on or after the third Contract Anniversary, and You may then elect an Optional Reset at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Reset; and 2) You are required to affirmatively elect an Optional Reset in accordance with the procedures described above, the Automatic Annual Step-Up feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the resets from every third Contract Anniversary to each Contract Anniversary and You will also be able to elect Optional Automatic Resets under the Automatic Annual Step-Ups, following the same procedure, as described above. The optional benefit charge for this prior version of the GMIB Plus I is 0.75% of the guaranteed minimum Income Base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.00% of the Income Base, applicable after the Contract Anniversary on which the Optional Reset occurs.



DESCRIPTION OF GMIB II



The GMIB II is no longer available for purchase. The GMIB II was available only for Contract Owners up through age 75, and You could have only elected the GMIB II at the time You purchased the Contract. The GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday.



The GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1)   The additional charge for GMIB II is 0.50%


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


     a. the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter, and


     b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "(a)" of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.


(3)   There is no Guaranteed Principal Option.


(4)   There is no Optional Step-Up feature.


(5) There are no limitations to how You may allocate your purchase payments and Account Balance among the investment choices.


(6)   The following replaces termination provision (a) , above:


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     The 30th day following the Contract Anniversary on or following your 85th birthday.


(7)   The following replaces termination provision (e) , above:


    A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the Contract.


(8)   Termination provisions, (f) and (g) , above, do not apply.


(9) The fixed annuity options are the Lifetime Income Annuity with a 10-year Guarantee Period (if You choose to annuitize after age 79, the Guarantee Period is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at age 84 and 85) or the Lifetime Income Annuity for Two with a 10-year Guarantee Period (not available for qualified Contracts where the difference in ages of the Joint Annuitants, who are non-spouses, is greater than 10 years).


(10)  The following replaces termination provision (d), above:


    Death of the Owner or Joint Owner unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the Contract, or death of the Annuitant if a non-natural person owns the Contract.


(11)  If a Contract Owner or Joint Contract Owner dies and:


     o the spouse elects to continue the Contract and the GMIB -II optional benefit under termination provision (d) above; and


     o before the 10-year waiting period to exercise the GMIB -II optional benefit has elapsed, the GMIB -II optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB -II optional benefit within the 30 days following the Contract Anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(12)  There are no enhanced payout rates.


(13) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year.


(14)  Subsequent purchase payments are not currently restricted under the GMIB
II.



DESCRIPTION OF GMIB I



The GMIB I is no longer available for purchase. In states where GMIB I was approved and GMIB II had not been approved You could have only elected the GMIB I at the time You purchased the Contract and if You were age 75 or less.Once elected, this optional benefit cannot be terminated except as described below. The GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a Contract Anniversary.



The GMIB I is identical to the GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II -- Income Base", except that:


     a) Withdrawals may be payable as You direct without affecting the withdrawal adjustments;


     b) The annual increase rate is 6% per year through the Contract Anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and



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     (c)        If total withdrawals in a Contract Year are 6% or less of the
                Annual Increase Amount on the issue date or previous Contract Anniversary, if later, the total withdrawal adjustments for the Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2)   The following replaces termination provision (d), above:


Death of the Owner or death of the Annuitant if a non-natural person owns the Contract.


(3) If You take a full withdrawal of your Account Balance, your Contract is terminated by us due to its small Account Balance and inactivity or your Contract lapses, the GMIB I terminates (even if there remains any income base) will be made under the benefit. For more information on when we may or may not terminate Your Deferred Annuity see "When We Can Cancel Your Deferred Annuity."


(4) Subsequent purchase payments under the GMIB I are currently restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



We currently waive the contractual requirement that terminates the GMIB I in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the Contract. See "Death Benefit -- Generally." In such event, the GMIB I will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this Prospectus who have elected GMIB I.



Guaranteed Withdrawal Benefits


We offer optional guaranteed withdrawal benefits for an additional charge. There are four Guaranteed Withdrawal Benefits, -two versions of the GWB and two versions of the LWG under this Contract:


     o  Lifetime Withdrawal Guarantee II ("LWG II")


     o  Lifetime Withdrawal Guarantee I ("LWG I")


     o  Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")


     o  Guaranteed Withdrawal Benefit I ("GWB I")



None of the LWGs or the GWBs are available for sale.



Each of the Guaranteed Withdrawal Benefits guarantees that the entire amount of purchase payments You make will be returned to You through a series of withdrawals that You may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, You can take specified annual withdrawals until the entire amount of the purchase payments You made during the time period specified in your benefit has been returned to You. Moreover, if You make your first withdrawal on or after the date You reach age 59 1/2, the LWGs riders guarantee income, without annuitizing the Contract, for your life (and, for Contracts not issued in New York State, the life of your spouse, if the Joint Life version -of this optional benefit was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the LWG II" below.)



There may be versions of each optional Guaranteed Withdrawal Benefit that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to You.



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If You purchase a Guaranteed Withdrawal Benefit ("GWB"), You must elect one version at the time You purchase the Contract, prior to age 86. -A maximum of two versions of the GWBs are offered in any particular state. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and another living benefit (GMIB or GMAB) or the EDB I in effect at the same time. Once elected, the optional benefit may not be terminated except as stated below.



FACTS ABOUT GUARANTEED WITHDRAWAL BENEFITS



MANAGING YOUR WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals or any amount applied to a pay-out option are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Balance or minimum return for any Division. The Benefit Base (as described below) under the GWB I and Enhanced GWB and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantees cannot be taken as a lump sum. (However, if You cancel a Lifetime Withdrawal Guarantee benefit after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Balance to the purchase payments credited within the first 120 days of the date that we issue the Contract, reduced proportionately for any withdrawals. See "Description of the LWG II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and Withdrawal Charges may apply to withdrawals during the first Contract Year unless You take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal Charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount.



If in any Contract Year You take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the GWB guarantees that You or your Beneficiary will receive from the Contract over time may be less than the initial Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantees). This reduction may be significant and means that return of your purchase payments may be lost. The GWB charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantees) until termination of the optional benefit.



For purposes of calculating the Guaranteed Withdrawal Amount or the Total Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantees), purchase payment credits (i.e., bonus payments) are not included. In any event, withdrawals under the GWB will reduce your Account Balance and death benefit.



CHARGES. If the LWG is in effect, we will continue to assess the GWB benefit charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I or Enhanced GWB is in effect, we will not continue to assess the GWB charge if your Benefit Base, as described below, equals zero.



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.



TAX TREATMENT. The tax treatment of withdrawals under the GWB and LWG is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantees) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the Account Balance (prior to Withdrawal Charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the Contract. Consult your tax adviser prior to purchase.



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GWB, LWG AND DECEDENT CONTRACTS. If You are purchasing this Contract with a non-taxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the IRS required distribution rules, You may not purchase the LWG.



If You are purchasing this Contract with a nontaxable transfer of the death proceeds of any Non-Qualified annuity contract of which You were the Beneficiary and You are "stretching" the distributions under the IRS required distribution rules, You may not purchase the Enhanced GWB -or GWB.



DESCRIPTION OF THE LWG II



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the LWG II is in effect, we guarantee that You will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If You take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, You take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceeds the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charge) reduces the Account Balance. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Balance is lower than the Total Guaranteed Withdrawal Amount (see "Managing Your Withdrawals" below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount You are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If You take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the Non-Excess Withdrawal (including any applicable Withdrawal Charge). If, however, You take an Excess Withdrawal, then we will reduce the Remaining Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charge) reduces the Account Balance. This reduction may be significant, particularly when the Account Balance is lower than the Remaining Guaranteed Withdrawal Amount (see "Managing Your Withdrawals" below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Contract Owner or oldest Joint Owner (or the Annuitant if the Contract Owner is non-natural person) is age
59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the LWG (see "Additional Information" below).



7.25% COMPOUNDING INCOME AMOUNT. For all Contracts except Contracts issued in New York, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed



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Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic
Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


     6% Compounding Income Amount (New York State only). For Contracts issued in New York State, if You elect the Single Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date You reach age 63, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal is taken before the Contract Anniversary following the date You reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.


     If You elect the Joint Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date the younger spouse reaches age 66, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. If the first withdrawal is taken before the Contract Anniversary following the date the youngest spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.



AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Contract Owner's 91st birthday (or in New York State, the youngest spouse's 91st birthday, if the Joint Life Version is elected), an Automatic Annual Step-Up will occur, provided that the Account Balance exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that You have not chosen to decline the step-up as described below).



The Automatic Annual Step-Up:


  o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Balance on the date of the step-up, up to a maximum of $10,000,000 regardless of whether or not You have taken any withdrawals;


  o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up (or 6% if You make your first withdrawal on or after the date You reach age 76) or, for Contracts issued in New York State, if the Joint Life version of LWG II was elected, reset the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if You make your first withdrawal on or after the Contract Anniversary following the date You and your spouse are at least age 63); and


  o  may reset the LWG II charge to a rate that does not exceed the lower of:
     (a) the maximum of 1.60% (Single Life version) or 1.80% (Joint Life version) or (b) the current rate that we would charge for the same rider available for new Contract purchases at the time of the Automatic Annual Step-Up.



For Contracts issued on or before February 23, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).



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In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current LWG II charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You choose to decline the Automatic Annual Step-Up, You must notify us in writing at our Administrative Office no less than seven calendar days prior to the Contract Anniversary.



Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if You intend to make purchase payments that would cause your Account Balance to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.



For Contracts issued on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and We will increase the optional benefit charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the Contract Anniversary on which the Automatic Annual Step-Up occurs.



ANNUAL BENEFIT PAYMENT. For all Contracts except Contracts issued in New York, the initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if You make the first withdrawal on or after the date You reach age 76). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if You make your first withdrawal on or after the date You reach age 76).



Annual Benefit Payment (New York State only). For Contracts issued in New York State, if You elect the Single Life Version of LWG II, the Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% if You make the first withdrawal on or after the Contract Anniversary following the date You reach age 76). If You elect the Joint Life Version of LWG II, the initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if You make the first withdrawal on or after the Contract Anniversary following the date You and your spouse are at least age 63). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 6% Compounding Income Amount, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset to equal the new Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if You make your first withdrawal on or after the Contract Anniversary following the date You and your spouse reach age
63).



IT IS IMPORTANT TO NOTE:


  o If You take your first withdrawal before the date You reach age 59 1/2 (or, for Contracts issued in New York State with the Joint Life Version, if You take your first withdrawal before the date when both You and your spouse are at least 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Balance declines to zero. This means if your Account Balance is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay You



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     the remaining Annual Benefit Payment, if any, not yet withdrawn during the
     Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit
     Payment to You each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that You will receive your purchase payments even if your Account Balance declines to zero due to market performance so long as You do not take Excess Withdrawals, however, You will not be guaranteed income for the rest of your life.


  o  If You take your first withdrawal on or after the date You reach age
     59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life Version is elected and your spouse elects to continue the Contract and is at least age 59 1/2 at continuance, and, for Contracts issued in New York State, if You take your first withdrawal when both You and your spouse are at least age 59 1/2), even if your Remaining Guaranteed Withdrawal Amount or your Account Balance declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Balance is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge we will pay to You the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to You each year for the rest of your life (and your spouse's life, if applicable). Therefore, You will be guaranteed income for life.


  o If You take your first withdrawal on or after the date You reach age 76, your Annual Benefit Payment will be set equal to a 6% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount. For Contracts issued in New York State, if You elect the Joint Life Version, if You take your first withdrawal on or after the Contract Anniversary following the date You and your spouse are at least age 63, your Annual Benefit Payment will be set equal to 5% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.


  o If You have elected the LWG II, You should carefully consider when to begin taking withdrawals. If You begin taking withdrawals too soon, You may limit the value of the LWG II. For example, we no longer increase your Total Guaranteed Withdrawal Amount by the 7.25% Compounding Income Amount (6% Compounding Income Amount for Contracts issued in New York State) once You make your second withdrawal (first withdrawal for Contracts issued in New York State). However, if You delay taking withdrawals for too long, You may limit the number of years available for You to take withdrawals in the future (due to life expectancy) and You may be paying for a benefit You are not using.


  o At any time during the pay-in phase, You can elect to annuitize under current annuity rates in lieu of continuing the LWG II.


  o Annuitization may provide higher income amounts if the current income payment type rates applied to the adjusted Account Balance exceed the payments under the LWG II optional benefit. Also, income payments provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the LWG II optional benefit.


  o You have the option of receiving withdrawals under the LWG II or receiving payments under a pay-out option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, You should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II, your potential need to make additional withdrawals in the future, and the relative values to You of the death benefits available prior to and after annuitization (See "Lifetime Withdrawal Guarantee and Annuitization" below).



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MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To retain the full guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, You should not take Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether You have made an Excess Withdrawal. If You do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if You make your first withdrawal on or after the date You reach age 76).



In addition, as noted above, if You take an Excess Withdrawal, we will reduce the Remaining Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Balance to decline to zero. An Excess Withdrawal that reduces the Account Balance to zero will terminate the Contract.



If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see "A. Lifetime Withdrawal Guarantee -- 2. When Withdrawals Do Exceed the Annual Benefit Payment -- a. LWG II -- Proportionate Reduction" under the heading "Examples of LWG I and II."



You can always take Non-Excess Withdrawals. However, if You choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount, You cannot withdraw 3% in one year and then withdraw 7% the next year without making an Excess Withdrawal in the second year.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other Contracts subject to Section

401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If You enroll in the automated required minimum distribution service, after the first

Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. You must be enrolled only in the
                                                               ----
automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other Systematic Withdrawal Program. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.



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INVESTMENT ALLOCATION RESTRICTIONS. If You elect the LWG II, there are certain investment allocation restrictions. Please see "Your Investment
Choices -- Investment Allocation Restrictions For Certain Optional Benefits" above.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the LWG II are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



JOINT LIFE VERSION. Like the Single Life version of the LWG II, the Joint Life version must be elected at the time You purchase the Contract, and the Contract Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the Contract dies (or when the first Joint Owner dies), the LWG II will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the Contract under the spousal continuation provisions. This means that if You purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the Contract Owner died (or before the first Joint Owner died), the withdrawal rate upon continuation of the Contract and the LWG II rider by the spouse will be based on the age of the Contract Owner, oldest Joint Owner or youngest spouse (if the Joint Life version is elected in New York) at the time the first withdrawal was taken. In situations in which a trust is both the Owner and Beneficiary of the Contract, the Joint Life version of the benefit would not apply.



For Contracts issued in New York State, in order for You and your spouse to receive lifetime income, both You and your spouse must be at least age 59 1/2 at the time of the first withdrawal. Please note that a change of the primary Beneficiary will terminate the LWG II rider in New York State. -The age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions of LWG II for Contracts issued in New York State (see "6% Compounding Income Amount" above.) In addition, the withdrawal rate for the Joint Life Version of LWG II may differ from the withdrawal rate for the Single Life Version for Contracts issued in New York State -- (see "Annual Benefit Payment" above).



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG -Benefit II on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at your Administrative Office. The cancellation will take effect on receipt of your request. If cancelled, the LWG II will terminate, we will no longer deduct the LWG II charge and, the investment allocation restrictions described in "Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits" will no longer apply. The Contract, however, will continue.



If You cancel the LWG II on the fifteenth Contract Anniversary or any eligible Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Balance (does not apply to Contracts issued in Washington State). The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Account Balance attributable to any partial withdrawals taken (including any applicable Withdrawal Charges), and



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(b)        is the Account Balance on the date of cancellation.



The Guaranteed Principal Adjustment will be added to each applicable Division in the ratio the portion of the Account Balance in such Division bears to the total Account Balance in all Divisions. The Guaranteed Principal Adjustment will never be less than zero.



Only purchase payments made during the first 120 days that You hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for You if You intend to make additional purchase payments after the 120 day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.



TERMINATION OF THE LWG II. The LWG II will terminate upon the earliest of:


(1) The date of a full withdrawal of the Account Balance (a pro rata portion of the charge will be assessed; You are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of this optional benefit have been met);


(2) The date the Account Balance is applied to a pay-out option (a pro rata portion of the charge for this benefit will be assessed);


(3) The date there are insufficient amounts to deduct the LWG -charge and your Contract is thereby terminated (whatever Account Balance is available will be applied to pay the charge and You are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of this optional benefit have been met, however You will have no other benefits under the Contract);


(4) Death of the Contract Owner or Joint Contract Owner (or the Annuitant if the Owner is a non-natural person), except where the Contract is issued under the Joint Life version of the LWG II, the primary Beneficiary is the spouse, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;


(5) Change in Contract Owners or Joint Contract Owners or Annuitants (if the Contract Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the charge for this benefit will be assessed, except for termination due to death);


(6) The Deferred Annuity is terminated (a pro-rata portion of the charge will be assessed, except for termination due to death.)


(7)   Effective date of the cancellation of this benefit by the Contract Owner;


(8) The date You assign your Contract (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures; or


(9) For Contracts issued in New York State with the Joint Life Version, the effective date of a change of the primary Beneficiary (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures.



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Under our current administrative procedures, we will waive the termination of the LWG II if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.



Once the optional benefit is terminated, the LWG II charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.



ADDITIONAL INFORMATION. The LWG II may affect the death benefit available under your Contract. If the Owner or Joint Owner should die while the LWG II is in effect, an alternative death benefit amount will be calculated under the LWG II that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your Contract, and if You made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.



Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the alternative death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing.



If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Code. If the Contract Owner (or the Annuitant, if the Contract Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



We reserve the right to accelerate any payment in a lump sum that is less than $500 or to comply with requirements under the Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Code and Non-Qualified Contracts subject to Section 72(s) of the Code). If You terminate the LWG II because (1) You make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the LWG II charge; or (3) the Contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Contract Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, You may not make additional purchase payments under the Contract.



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CHARGES. For the LWG II the current charges are 1.25% of the Total Guaranteed
Withdrawal Amount for the Single Life version and 1.50% for the Joint Life version. If an Automatic Annual Step-Up occurs we may increase the LWG II charge to the then current charge for the same optional benefit, but no more than a maximum of 1.60% for the Single Life version or 1.80% for the Joint Life version.



The charge is deducted for the prior Contract Year on the Contract Anniversary after applying any 7.25% Compounding Income Amount (6% Compounding Income Amount for Contracts issued in New York State) and prior to taking into account any Automatic Annual Step-Up occurring by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account. The Fixed Account is not available with the C Class Deferred Annuity or in the State of New York if this optional benefit is selected.



LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the annuity date at the time You purchase the Deferred Annuity is the later of age 90 of the Annuitant or 10 years after issue of your Deferred Annuity, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Deferred Annuity must be annuitized (see "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Balance. Annuitization may provide higher income amounts than the payments under the LWG II, depending on the applicable annuity rates and your Account Balance on the Annuity Date.



If You annuitize at the latest date permitted, You must elect one of the following options:


(1) Annuitize the Account Balance under the Deferred Annuity's pay-out option provisions;


(2) If You took withdrawals before age 59 1/2, and therefore You are not eligible for lifetime withdrawals under the LWG II, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero; or


(3) If you are eligible for lifetime withdrawals under the LWG II, elect to receive the Annual Benefit Payment paid each year until your death (or the later of You and your spousal Beneficiary's death for the Joint Life version). If You (or You and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.



If You do not select a pay-out option or elect to receive payments under the LWG II, we will annuitize your Deferred Annuity under the Lifetime Annuity with a 10-Year Guarantee Period income payment type. However, if we do, we will adjust your income payment or the pay-out option, if necessary, so your aggregate income payments will not be less than what You would have received under the LWG II.



DESCRIPTION OF LWG I



In states where the LWG II is not yet approved, we offer (in states where approved) the LWG I. The LWG I is identical to LWG II, with except as described below.



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TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal
Amount under the LWG I is $5,000,000. If You elect the LWG I and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). On the other hand, if You elect the LWG II and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Total Guaranteed Withdrawal Amount under the LWG I is $5,000,000. If You elect the LWG I and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). On the other hand, if You elect the LWG II and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance.



COMPOUNDING INCOME AMOUNT. If You elect the LWG I on each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or
(b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if You elect the LWG II, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.



AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the LWG I, we may increase the LWG I charge to the charge applicable to current Contract purchases of the same optional benefit at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and We will increase the optional benefit charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the Contract Anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each Contract Anniversary prior to the owner's 86th birthday.



ANNUAL BENEFIT PAYMENT. Under the LWG I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (there is no 6% withdrawal rate for taking later withdrawals).



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ISSUE AGES. For Contracts issued in New York State, the following issue age requirements apply: (1) the Contract Owner or oldest joint Contract Owner (or Annuitant if the owner is a non-natural person) is at least 60 years old for the Single Life Version and (2) the Joint Life Version must be owned by joint Contract Owners who are spouses and both joint Contract Owners must be at least 63 years old. (Because of the requirement that the Contract be owned by joint Contract Owners, the Joint Life Version is only available for Non-Qualified Contracts).



TERMINATION. Termination provision (8) under "Termination of the LWG II" does not apply to the LWG I optional benefit.



INVESTMENT ALLOCATION RESTRICTIONS. If You elect the LWG I, You are limited to allocating your purchase payments and Account Balance among the Fixed Account and the following Divisions:


  (a)        Brighthouse Asset Allocation 20 Division,


  (b)        Brighthouse Asset Allocation 40 Division,


  (c)        Brighthouse Asset Allocation 60 Division,


  (d)        Brighthouse Asset Allocation 80 Division,


  (e) BlackRock Ultra-Short Term Bond Division (available with C Class Deferred Annuities issued after April 30, 2003, and in New York State and Washington State only),


  (f)        American Funds(R) Moderate Allocation Division,


  (g)        American Funds(R) Balanced Allocation Division,


  (h)        American Funds(R) Growth Allocation Division,


  (i)        SSGA Growth ETF Division,


  (j)        SSGA Growth and Income ETF Division,


  (k)        AB Global Dynamic Allocation Division,


  (l)        AQR Global Risk Balanced Division,


  (m)        BlackRock Global Tactical Strategies Division,


  (n)        Brighthouse Balanced Plus Division,


  (o)        Invesco Balanced-Risk Allocation Division,


  (p)        JPMorgan Global Active Allocation Division,


  (q)        MetLife Aggregate Bond Index Division,


  (r)        MetLife Multi-Index Targeted Risk Division,


  (s)        PanAgora Global Diversified Risk Division,



  (t)        Western Asset Management(R) Government Income Division,



  (u)        Schroders Global Multi-Asset Division.



The Fixed Account is not available in New York State and Washington State with this optional benefit. You may elect to participate in the Enhanced Dollar Cost Averaging Program provided that your destination Divisions are one or more of the above listed investment choices.



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CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the LWG I are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



CHARGES. The LWG I is available for an additional charge of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Total Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Automatic Annual Step-Up. As described above, this charge may change as a result of an Automatic Annual Step-Up. This charge is made by withdrawing amounts on a pro-rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling Accumulation Units from your Account Balance in the Separate Account. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or when available, a Deferred Annuity issued in New York State and Washington State with this optional benefit.)



EXAMPLES OF LWG -I AND II



The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges and applicable income taxes and penalties. The Lifetime Withdrawal Guarantees do not guarantee an Account Balance or minimum investment return for any Division. The Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.


A. LWG


1. When Withdrawals Do Not Exceed the Annual Benefit Payment
   ---------------------------------------------------------



Assume that a Contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 - 5%).



Assume that $5,000 is withdrawn each year, beginning before the Contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Balance is reduced to zero.



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If the first withdrawal is taken after age 59 1/2, then the Annual Benefit
Payment of $5,000 is guaranteed to be received for the Contract Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Balance are reduced to zero. (Under the LWG II, if the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

[GRAPHIC APPEARS HERE]




2. When Withdrawals Do Exceed the Annual Benefit Payment
   -----------------------------------------------------



a. LWG II -- Proportionate Reduction



Assume that a Contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 - 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)



Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $80,000 at year two due to poor market performance. If You withdrew $10,000 at this time, your Account Balance would be reduced to $80,000
- $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Balance before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% - $87,500 = $4,375.



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(Assume instead that You withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account Balance before that withdrawal.)


b. LWG I -- Reduction to Account Balance



Assume that a Contract with the LWG I had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 - 5%).



Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $75,000 at year two due to poor market performance. If You withdrew $10,000 at this time, your Account Balance would be reduced to $75,000
- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $ 10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Balance, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Balance after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% - $65,000 = $3,250.


B. LWG -- Compounding Income Amount (for all states except New York)
   -----------------------------------------------------------------



Assume that a Contract with LWG II had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 - 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)



The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each Contract Anniversary until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.



If the second withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 - 5%).



If the second withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 - 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 - 5%).



If the second withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($105,000 - 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 - 5%).



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If the second withdrawal is taken after the 10th Contract Year then the Total
Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 - 5%).



(In contrast to the LWG II, the LWG I has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each Contract Anniversary until the earlier of the date of the first withdrawal or the tenth Contract Anniversary.)

[GRAPHIC APPEARS HERE]




C. LWG -- Automatic Annual Step-Ups and 7.25% Compounding Amount (No
   -----------------------------------------------------------------
Withdrawals)
------------



Assume that a Contract with LWG II had an initial purchase payment of $100,000. Assume that no withdrawals are taken.



At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Balance has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 - 5%).



At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Balance has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 - 5%).



Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $195,867. Assume that during these Contract years the Account Balance does not



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                                                    ---------------------------

exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Balance at the ninth Contract Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 - 5%).



At the 10th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Balance is less than $214,500. There is no Automatic Annual Step-Up since the Account Balance is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 - 5%).

[GRAPHIC APPEARS HERE]




D.  - - - -For Contracts Issued in New York State: LWG -- Compounding Income
           -----------------------------------------------------------------
Amount
------



Assume that a Contract Owner, age 63 at issue, elected the Single Life version of the LWG II and made an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 - 5%). (If the Contract Owner makes the first withdrawal on or after the Contract Anniversary following the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before the Contract Anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)



The Total Guaranteed Withdrawal Amount will increase by 6% of the -previous year's Total Guaranteed Withdrawal Amount on each Contract Anniversary until the earlier of the first withdrawal or the 5th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.



If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 - 5%).



If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 - 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 - 5%).



If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 - 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 - 5%).



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If the first withdrawal is taken after the 5th Contract Year then the Total
Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 - 5%).

[GRAPHIC APPEARS HERE]




E. For Contracts Issued in New York State: LWG -- Automatic Annual Step-Ups and
   ----------------------------------------------------------------------------
   6% Compounding Income Amount (No Withdrawals)
   ---------------------------------------------



Assume that a Contract Owner, age 63 at issue, elected the Single Life version of LWG II and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.



At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Balance has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 - 5%).



At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Balance has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 - 5%).



Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second Contract Anniversary through the fourth Contract Anniversary, and at that point would be equal to $134,832. Assume that during these Contract years the Account Balance does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Balance at the fourth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 - 5%).



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                                                    ---------------------------

At the 5th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Balance is less than $159,000. There is no Automatic Annual Step-Up since the Account Balance is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 - 5%).



DESCRIPTION OF ENHANCED GWB



BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that You are guaranteed to receive over time under the Enhanced GWB. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus. At any subsequent point in time, the Benefit Base is the remaining amount of money that You are guaranteed to receive through withdrawals under the Enhanced GWB. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Balance below the Benefit Base, You are still guaranteed to be able to withdraw the entire amount of your Benefit Base.



The Benefit Base is equal to:


     o  Your initial purchase payment, increased by the 5% GWB Bonus;


     o  Increased by each subsequent purchase payment, and by the 5% GWB Bonus;


  o Reduced dollar for dollar by withdrawals, which are withdrawals (including any applicable Withdrawal Charge) and amounts applied to an income option (currently, You may not apply amounts less than your entire Account Balance to an annuity option); and


  o If any withdrawal from your Contract is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Balance, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Balance, after the decrease for withdrawals. The Benefit Base will also be reset as a result of an Optional Reset as described below.



ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base You may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to You through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB withdrawal rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB withdrawal rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether You have taken an Excess Withdrawal. You should not take Excess Withdrawals. If You do take an Excess Withdrawal, or if a withdrawal is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This



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---------------------------

reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Balance after the reduction for the withdrawal (including any applicable Withdrawal Charge) multiplied by the GWB withdrawal rate. Because the GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the benefit relative to the benefits You will receive.



You can always take annual withdrawals less than the Annual Benefit Payment. However, if You choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and You withdraw only 4% one year, You cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.



All withdrawals are subject to applicable early Withdrawal Charges and taxes.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If You enroll in the automated required minimum distribution service, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. You must be enrolled in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.



GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB charge we deduct will increase because the charge is a percentage of your Guaranteed Withdrawal Amount.



OPTIONAL RESET. At any Contract Anniversary prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) You may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.



An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Balance on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Balance on the date of the reset multiplied by the GWB withdrawal rate (7%); and


o Reset the Enhanced GWB charge equal to the then current level we charge for the same benefit at the time of the reset, up to the maximum charge of 1.00%.



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                                                    ---------------------------

You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Balance is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person).



We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require You to submit your request in writing) before the applicable Contract Anniversary. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.



If You elect Automatic Annual Resets, a reset will occur automatically on any Contract Anniversary if: (1) your Account Balance is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the Contract Anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.



In the event that the charge applicable to Contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing (or by any other method acceptable to us), prior to the Contract Anniversary on which a reset may otherwise occur. If You discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and You may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)



It is possible to elect a one-time Optional Reset when the Account Balance is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the Account Balance is smaller than the Guaranteed Withdrawal Amount.) If You elect a one-time Optional Reset when the Account Balance before the reset was less than the Guaranteed Withdrawal Amount, You would lock in a higher Benefit Base which would increase the total amount You are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which You could make those withdrawals. However, You would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Balance is smaller than the Guaranteed Withdrawal Amount only if You are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, You should only elect a one-time Optional Reset when your Account Balance is larger than the Guaranteed Withdrawal Amount.



Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge You are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).



WITHDRAWAL CHARGE. We will apply a Withdrawal Charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment.



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal tax penalty may apply.



                                                                             123

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CANCELLATION OF THE ENHANCED GWB. You may elect to cancel the Enhanced GWB in accordance with our administrative procedures (currently we require You to submit your cancellation request in writing to our Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If You cancel the Enhanced GWB, You may not re-elect it. Upon cancellation, the Enhanced GWB charge will no longer apply. The Contract, however, will continue.



TERMINATION OF THE ENHANCED GWB. The Enhanced GWB will terminate upon the earliest of:


(1) the date You make a full withdrawal of your Account Balance (a pro rata portion of the charge will apply) (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the optional benefit have been met.);


(2) the date You apply all of your Account Balance to a pay-out option (a pro rata portion of the charge will apply);


(3) the date there are insufficient amounts to deduct the Enhanced GWB charge from your Account Balance (whatever Account Balance is available will be applied to pay the annual Enhanced GWB benefit charge) (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided your withdrawals did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met.);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the Contract (so long as the spouse is less than 85 years old and the Enhanced GWB is in effect at the time of continuation), all terms and conditions of the Enhanced GWB will apply to the surviving spouse; and
      (b) we will not terminate the benefit until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB charge until we receive this information;


(5)   the effective date of cancellation of the rider;


(6) a change of the Contract Owner or Joint Contract Owner (or the Annuitant if the Contract Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Contract Owner or Joint Contract Owner or Annuitant, if a non-natural person owns the Contract) (a pro rata portion of the charge will apply); or


(7) the termination of the Deferred Annuity (a pro rata portion of the charge will apply).



ADDITIONAL INFORMATION. If You take a full withdrawal of your Account Balance and the withdrawal does not exceed the Annual Benefit Payment, or your Account Balance is reduced to zero because You do not have a sufficient Account Balance to pay the Enhanced GWB charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Code. If You or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.



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If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB.



If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed-upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Code and Non-Qualified Contracts subject to Section 72(s) of the Code). If You terminate the Enhanced GWB because (1) You make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the Enhanced GWB charge; or (3) the Contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, You may not make additional purchase payments under the Contract.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the Enhanced GWB are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



THE ENHANCED GWB AND ANNUITIZATION. Since the annuity date at the time You purchase the Deferred Annuity is the later of age 90 of the Annuitant or 10 years after issue of your Deferred Annuity, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Deferred Annuity must be annuitized (see "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Balance. If You annuitize at the latest date permitted, You must elect one of the following options:


(1) Annuitize the Account Balance under the Deferred Annuity's pay-out option provisions; or


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.



If You do not select a pay-out option or elect to receive payments under the Enhanced GWB, we will annuitize your Deferred Annuity under the Lifetime Annuity with a 10-Year Guarantee Period income payment type. However, if we do, we will adjust your income payment or the pay-out option, if necessary, so your aggregate income payments will not be less than what You would have received under the Enhanced GWB.



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CHARGES. The Enhanced GWB is available for an additional charge of 0.55% of the
Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Optional Reset. As described above, this charge may change as a result of an Optional Reset. We will not continue to assess the charge if your Benefit Base equals zero. The charge is made by withdrawing amounts on a pro-rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account. (The Fixed Account is not available in the C Class -Deferred Annuity purchased after April 30, 2003 or a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)



EXAMPLES



The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges and applicable income taxes and penalties.


A. How Withdrawals Affect the Benefit Base
   ---------------------------------------


1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 - 5%). Assume that the Account Balance grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Balance shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Balance would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit
   --------------------------------------------------------------------------
Payment
-------



An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% - $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.


C. How Withdrawals Affect the Annual Benefit Payment
   -------------------------------------------------


1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Balance by an additional $1,000, the Account Balance would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
   Since the withdrawal of $9,000 exceeded the Annual

                                                    ---------------------------

   Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and
   b) $6,300 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Balance had increased to $150,000, the Account Balance would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed
   ----------------------------------------------------------------------
Withdrawal Amount
-----------------



An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% - $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


E. Putting It All Together
   -----------------------


1. When Withdrawals Do Not Exceed the Annual Benefit Payment



An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Balance was further reduced to $50,000 at year four due to poor market performance. If You withdrew $7,350 at this time, your Account Balance would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to

---------------------------

$82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

[GRAPHIC APPEARS HERE]




2. When Withdrawals Do Exceed the Annual Benefit Payment
   -----------------------------------------------------



An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Balance was further reduced to $50,000 at year four due to poor market performance. If You withdrew $10,000 at this time, your Account Balance would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Balance, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Balance

                                                    ---------------------------

after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% - $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]




F. Annual Benefit Payment Continuing When Account Balance Reaches Zero
   -------------------------------------------------------------------



An initial purchase payment is made of $100,000. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000 and the Annual Benefit Payment would be $7,350 ($105,000 - 7%).



Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year. Assume that the Account Balance was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to You (equal on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

---------------------------

In this situation (assuming there are monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

[GRAPHIC APPEARS HERE]




G. How the Optional Reset Works if Elected on the 3rd Contract Anniversary (may
   ----------------------------------------------------------------------------
be elected prior to age 86)
---------------------------



Assume that a Contract had an initial purchase payment of $100,000 and the fee is .55%. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



The Account Balance on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at .55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at ..55%, the Guaranteed Withdrawal Amount and the Benefit Base would be reset to $148,350, and the Annual Benefit Payment would become 7% - $148,350 = $10,385.



The Account Balance on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7%
- $179,859 = $12,590.



The Account Balance on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at ..60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% - $282,582=
$19,781.

                                                    ---------------------------

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

[GRAPHIC APPEARS HERE]




H. How an Optional Reset May Increase the Benefit Base While Decreasing the
   ------------------------------------------------------------------------
   Guaranteed Withdrawal Amount and Annual Benefit Payment
   -------------------------------------------------------



Assume that a Contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Balance at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 - 7%). (If You elect Automatic Annual Resets, a reset will not occur if the Account Balance is lower than the Guaranteed Withdrawal Amount.)



Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money You are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which You will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the benefit charge is calculated. If the benefit charge rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual benefit charge.

---------------------------

DESCRIPTION OF THE GWB I



The GWB I is no longer available for sale. The GWB I is the same as the Enhanced GWB described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB charge continues even if your Benefit Base equals zero; (3) You may only elect the Optional Reset once every five Contract years instead of every Contract Year;
(4) the GWB I charge is 0.50% and the maximum GWB I charge upon an Optional Reset is 0.95%; (5) You do not have the ability to cancel the benefit following your fifth Contract Anniversary; and (6) we include Withdrawal Charges for the purposes of determining whether your annual withdrawals exceeded your Annual Benefit Payment.



By endorsement, the GWB I has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third Contract Anniversary (as long as it is prior to the Owner's 86th birthday), and You may elect an Optional Reset at any subsequent Contract Anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset. Automatic annual resets are not available.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GWB I are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



GMAB


The GMAB guarantees that your Account Balance will not be less than a minimum amount at the end of a specified number of years (the "Maturity Date"). If your Account Balance is less than the minimum guaranteed amount at the Maturity Date, we will apply an additional amount to increase your Account Balance so that it is equal to the guaranteed amount. This benefit is intended to protect You against poor investment performance during the accumulation or "pay-in" phase of your Deferred Annuity.



The GMAB is no longer available for sale.



If You have elected the GMAB, we require You to allocate your purchase payments and all of your Account Balance to one of the asset allocation Divisions listed in the table below. You may also allocate purchase payments to the Enhanced Dollar Cost Averaging Program, if available, provided that any amounts transferred from the program to a Division must be transferred to the one Division You have chosen. The Fixed Account is not available. No transfers are permitted while this optional benefit is in effect. The asset allocation Division You choose will determine the percentage of purchase payments that equal the guaranteed amount. The asset allocation Divisions available, if You choose the GMAB, and the percentage of purchase payments that determine the guaranteed amount and the number of years to the Maturity Date for each, are:



                                                     GUARANTEED AMOUNT
                   DIVISION*                     (% OF PURCHASE PAYMENTS)   YEARS TO MATURITY DATE
----------------------------------------------- -------------------------- -----------------------
Brighthouse Asset Allocation 20 Division....... 130%                              10 years
Brighthouse Asset Allocation 40 Division....... 120%                              10 years
Brighthouse Asset Allocation 60 Division....... 110%                              10 years


*    You can learn more about these Divisions in the "Your Investment Choices"
                                       section of the Prospectus.



You may elect the GMAB when You purchase the Deferred Annuity through age 80. You may not have this benefit and another living benefit or the EDB I in effect at the same time.

                                                    ---------------------------

BENEFIT DESCRIPTION. The GMAB guarantees that at the Maturity Date, your Account Balance will at least be equal to a percentage of the purchase payments You made during the first 120 days that You held the Deferred Annuity (the "Eligibility Period"), less reductions for any withdrawals (and related Withdrawal Charges) that You made at any time before the Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the asset allocation Division You selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if You make a withdrawal during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments made after the withdrawal and during the Eligibility Period will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that You hold the Deferred Annuity are taken into consideration in determining the Guaranteed Accumulation Amount. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due under the GMAB at the Maturity Date.



At issue, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the Eligibility Period increase the Guaranteed Accumulation Amount by the target percentage of the asset allocation Division You have selected. When You make a withdrawal, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related Withdrawal Charge) bears to the Account Balance. Purchase payment credits (i.e., bonus payments) are not considered to be purchase payments in the calculation of the Guaranteed Accumulation Amount.



The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is used to calculate any benefits under the Contract prior to the Maturity Date.



EXAMPLE:



Assume your Account Balance is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Deferred Annuity. The withdrawal amount is 10% of the Account Balance. Therefore, after the withdrawal, your Account Balance would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).



At the Maturity Date, after deduction of the annual charge for the GMAB, we will compare your Account Balance to the Guaranteed Accumulation Amount. If the Account Balance is less than the Guaranteed Accumulation Amount, we will contribute to your Account Balance the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Division You have selected. (No portion of the Guaranteed Accumulation Payment is allocated to the Enhanced Dollar Cost Averaging Program.)



If your Account Balance is greater than or equal to the Guaranteed Accumulation Amount at the Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Balance. The GMAB terminates at the Maturity Date. We no longer assess the charge after that date, and the related investment requirements and restrictions will no longer apply.

---------------------------

If your Account Balance is reduced to zero for any reason other than a full withdrawal of the Account Balance or application of your Account Balance to a pay-out option prior to the Maturity Date, but your Deferred Annuity has a positive Guaranteed Accumulation Amount remaining, the Deferred Annuity and the GMAB will remain in force. No charge for the GMAB will be deducted or accrue while there is an insufficient Account Balance to cover the deductions for the charge. At the Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Balance.



Purchase payments made after the 120 day Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Maturity Date. Even if the purchase payments You made during the 120 day Eligibility Period lose significant value, if the Account Balance, which includes all purchase payments, is equal to or greater than the target percentage amount of your purchase payments made during the first 120 day period (depending on which asset allocation investment You have selected), then no Guaranteed Accumulation Payment is made. Therefore, the GMAB may not be appropriate for You, if You intend to make additional purchase payments after the end of the Eligibility Period.



EXAMPLE



Assume that You make one $10,000 purchase payment during the 120 day Eligibility Period and You select the Brighthouse Asset Allocation 60 Division. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your purchase payment). At the Maturity Date, your Account Balance is $0. The Guaranteed Accumulation Amount payable is $11,000 ($11,000 - $0 = $11,000).



In contrast, assume that You make one $10,000 purchase payment during the 120 day Eligibility Period and You select the Brighthouse Asset Allocation 60 Division. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Maturity Date your Account Balance is $0. Assume that You decide to make one purchase payment on the day before the Maturity Date of $11,000. At the Maturity Date, assume that there has not been any positive or negative investment experience for the one day between your purchase payment and the Maturity Date. Consequently, your Account Balance is $11,000. We would not pay a Guaranteed Accumulation Payment, because the Account Balance of $11,000 would equal the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0.)



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GMAB are restricted as described in "Your Investment
Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."



TERMINATION. The GMAB will terminate at the earliest of: (1) the Maturity Date;
(2) the date You take a total withdrawal of your Account Balance (A pro-rata portion of the charge will be applied); (3) the date You cancel this benefit, as described below; (4) the date You apply all of your Account Balance to a pay-out option (a pro-rata portion of the charge will be applied); and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person) unless the Beneficiary is the spouse of the Owner and elects to continue the Deferred Annuity under the spousal continuation provisions of the Deferred Annuity.



Once the GMAB is terminated, the GMAB charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the GMAB is terminated before the Maturity Date, the Guaranteed Accumulation Payment will not be paid.

                                                    ---------------------------

CANCELLATION. You have a one-time right to cancel this optional benefit in accordance with our administrative procedures (currently we require You to submit your request to cancel in writing at your Administrative Office) during the 90 day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once You have cancelled the benefit, You will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions and we will no longer deduct the charge for this benefit.



CHARGE. The GMAB is available for an additional charge of 0.75% of the Guaranteed Accumulation Amount determined at the end the prior Contract Year and deducted each Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and Account Balance in the Separate Account. (We take the amount from the Separate Account by canceling Accumulation Units from your Account Balance in the Separate Account.)



GMAB AND DECEDENT CONTRACTS. If You are purchasing this Contract with a nontaxable transfer of the death benefit proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You are the Beneficiary and You are "stretching" the distribution under IRS required distribution rules, You may not purchase the GMAB.



Summary of Living Benefits


The chart below highlights certain differences among certain living benefits. Please refer to the detailed descriptions above for specific information about the features, costs, and restrictions associated with the riders.*

---------------------------


                                          Income Guarantees                        Withdrawal Guarantees
                                          GMIB Plus II                       LWG II                    Enhanced GWB
                                                                              Yes
                                               Yes                 (if first withdrawal on or
Lifetime Income                      (after waiting period)            after age 59 1/2)                    No
Benefit Involves Annuitization                 Yes                             No                           No
Withdrawals Permitted (1)            Prior to annuitization                   Yes                           Yes
                                      Must wait 10 years to
                                     annuitize under rider:
                                      Optional Step-Up (2)
                                    restarts waiting period;                  None
                                      withdrawals available         (age 59 1/2 for lifetime
Waiting Period                             immediately                    withdrawals)                     None
Reset/Step-Up                                  Yes                            Yes                           Yes
May Invest in Investment Choices     Prior to annuitization                   Yes                           Yes
Investment Allocation Requirements             Yes                            Yes                           No
                                                                    Yes, at 5th, 10th & 15th
                                                                     Contract Anniversary,
                                                                    annually thereafter; or,
                                    Yes, after 10 years, can         lump-sum option under
                                      take lump-sum option          the GPA provisions after     Yes, within 90 days after
Ability to Cancel Rider             under the GPO provisions                15 years             5th Contract Anniversary
                                                                   Contract death benefit or
                                                                     alternate rider death
                                                                 benefit available; ability to
                                                                       receive Remaining
                                                                     Guaranteed Withdrawal      Ability to receive Benefit
                                     Prior to annuitization,          Amount in series of            Base in series of
                                     Contract death benefit           payments instead of           payments instead of
Death Benefit                             available (3)              Contract death benefit       Contract death benefit
                                                                     LWG II: 1.25% (Single
                                          GMIB Plus II               Life version) or 1.50%
Current Charges (4)                 1.00%                             (Joint Life version)          Enhanced GWB: 0.55%


*    For a description of the following riders: GMIB Plus I, GMIB II, GMIB I,
                                       LWG I, GWB, and GMAB, please see "Living
                                       Benefits" above.

1    Withdrawals will reduce the living and death benefits and Account Balance.

2    For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."

3    If the Contract is annuitized, income payments may be guaranteed for a certain period of time (depending on the income payment type selected) and therefore payable upon death of the Annuitant. See "Pay-Out Options (or Income Options)" and the rider descriptions for more information.

4    Certain charges may increase upon a Reset or Step-Up. Generally, charges are assessed as a percentage of the guaranteed benefit rather than Account Balance. For example, the charge for GMIB II is 0.50% of the Income Base. See the "Charges" section and the individual rider descriptions for more information.

5    For Contracts issued in New York State, the charge for GMIB Plus II is
  0.95% of the Income Base.

                                                    ---------------------------

Pay-Out Options (or Income Options)



Y ou may convert your Deferred Annuity into a regular stream of income after
your "pay-in" or "accumulation"    phase. The pay-out phase is often referred
to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable Contract fees), then we apply the net amount to the option. See "Federal Tax Considerations" for a discussion of partial annuitization. You are required to hold your Deferred Annuity for at least 30 days from the date we issue the Contract before You annuitize. When You purchase the Deferred Annuity, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 95th birthday -(90th birthday in New York State) or 10 years from the date your Deferred Annuity was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state and our current established administrative procedures). Although guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity. You must convert at least $5,000 of your Account Balance to receive income payments. Please be aware that once your Contract is annuitized, You are ineligible to receive the Death Benefit You have selected. Additionally, if You have selected a living benefit, such as a GMIB, a GWB , or the GMAB, annuitizing your Contract terminates the optional benefit, including any death benefit provided by the rider and any Guaranteed Principal Option or Guaranteed Principal Adjustment (for GMIB Plus I and GMIB Plus II or LWGs, respectively) -or Guaranteed Accumulation Payment (for the GMAB) that may also be provided by the optional benefit.



When considering a pay-out option, You should think about whether You want:


- Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and


- A fixed dollar payment or a variable payment.



Your income option provides You with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.



You may choose the frequency of your income payments (choosing less frequent payments will result in each income payment being larger). For example, You may receive your payments on a monthly, quarterly, semiannual or annual basis.



Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted), of the measuring lives (Annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger.

---------------------------

If You do not tell us otherwise, your Account Balance in the Fixed Account and Enhanced Dollar Cost Averaging Program balance will be used to provide a Fixed Income Option and your Account Balance in the Separate Account will be used to provide a variable pay-out option.



We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Should our current annuity rates for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.



Income Payment Types



C urrently, we provide You with a wide variety of income payment types to suit
a range of personal preferences.    You decide the income pay-out type when You
decide to take a pay-out option. Your decision is irrevocable.



There are three people who are involved in payments under your pay-out option:


- Contract Owner: the person or entity which has all rights including the right to direct who receives payment.


- Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.


- Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the Contract Owner dies.



Many times, the Contract Owner and the Annuitant are the same person.



When deciding how to receive income, consider:


- The amount of income You need;


- The amount You expect to receive from other sources;


- The growth potential of other investments; and


- How long You would like your income to be guaranteed.



The following income payment types are currently available. We may make available other income payment types if You so request and we agree. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income Annuity for Two income types and/or may also prohibit payments for as long as the Owner's life in certain circumstances.



LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.



LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity (or the Beneficiary, if the Contract Owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.



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LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both Annuitants are no longer living.



LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity (or the Beneficiary, if the Contract Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both Annuitants are no longer living.



Allocation



You decide how your money is allocated among the Fixed Income Option and the Divisions.


Minimum Size of Your Income Payment



Y our initial income payment must be at least $100. This means that the amount
used from a Deferred Annuity    to provide a pay-out option must be large
enough to produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.



The Value of Your Income Payments


Amount of Income Payments


Variable Income Payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.



The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains the same for duration of the Contract if no reallocations are made.



The dollar amount of subsequent variable income payments will vary with the amount by which investment performance less the Separate Account charge is greater or less than the AIR.



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Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Owner that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Owner will be given the benefit of the higher rates.



Annuity Units


Annuity Units are credited to You when You first convert your Deferred Annuity into an income stream or make a reallocation of your income payment into a Division during the pay-out phase. Before we determine the number of Annuity Units to credit to You, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date You convert your Deferred Annuity into an income stream. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.



AIR


Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer an AIR of 3% and 4%. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account (the net investment return) charge is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.



The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after You convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date You convert your Deferred Annuity to a pay-out option.



Valuation


This is how we calculate the Annuity Unit Value for each Division:


- First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;



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- Next, we subtract the daily equivalent of the Basic Death Benefit Separate
  Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.


- Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and


- Finally, we multiply the previous Annuity Unit Value by this result.



Reallocation Privilege



D uring the pay-out phase of the Deferred Annuity, You may make reallocations
among Divisions or from the    Divisions to the Fixed Income Option. Each
reallocation must be at least $500 or, if less, your entire income payment allocated to the Division. Once You reallocate your income payment into the Fixed Income Option, You may not later reallocate it into a Division. There is no Withdrawal Charge to make a reallocation.



For us to process a reallocation, You must tell us:


- The percentage of the income payment to be reallocated;


- The Divisions (or Fixed Income Option) to which You want to reallocate your income payment; and


- The Divisions from which You want to reallocate your income payment.



We may require that You use our original forms to make reallocations.



Reallocations will be made at the end of the business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.



When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.


o First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;


o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;


o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;


o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.



When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.



You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.



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Here are examples of the effect of a reallocation on the income payment:


o Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)


o Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)



Please see the "Transfer Privilege" section regarding our transfer restriction policies and procedures.



Charges



Y ou pay the Basic Death Benefit Separate Account charge for your Contract
class during the pay-out phase of    the Deferred Annuity. In addition, You pay
the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. The Separate Account charge You pay will not reduce the number of Annuity Units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.


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GENERAL INFORMATION


Administration

All transactions will be processed in the manner described below.



Purchase Payments


Send your purchase payments, by check, cashier's check or certified check, made payable to "MetLife," to MetLife Preference Plus Select, P.O. Box 371537, Pittsburgh, PA 15250-7537. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments. If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.



We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled.



Purchase payments (including any portion of your Account Balance under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in Good Order at your Administrative Office, except when they are received:


- On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or


- After the close of the Exchange.



In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.



We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five



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business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.



Confirming Transactions


You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.



Processing Transactions


We permit You to request transactions by mail -and telephone. We make Internet access available to You. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.



If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a Contract Owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.



By Telephone or Internet


You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:


- Account Balance


- Unit Values


- Current rates for the Fixed Account


- Transfers


- Changes to investment strategies


- Changes in the allocation of future purchase payments.



Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must



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be received at your Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:


- any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or


- any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.



Telephone and Computer Systems


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to your Administrative Office.



After Your Death


If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the Enhanced Dollar Cost Averaging Program, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. If the Beneficiary is your spouse, the spouse may be substituted as the Contract Owner of the Deferred Annuity and continue the Contract. We permit the Beneficiary of a Traditional IRA Deferred Annuity to hold the Deferred Annuity in your name for his/her benefit. If You are receiving income payments, we will cancel the request and continue making payments to your Beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a Joint Annuitant.



Abandoned Property Requirements


Every state has unclaimed property laws that generally declare non-ERISA ("Employee Retirement Income Security Act of 1974") annuity contracts to be abandoned after a period of inactivity of three to five years from the Contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.



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Misstatement


We may require proof of age or sex (where permitted) of the Owner, Annuitant or Beneficiary before making any payments under this Contract that are measured by the Owner's, Annuitant's or Beneficiary's life. If the age or sex (where permitted) of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age and sex (where permitted).



Once income payments have begun, any overpayments or underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we may be required to pay interest on any underpayments.



Third Party Requests


Generally, we only accept requests for transactions or information from You. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.



Valuation -- Suspension of Payments


We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each Division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.



When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/ reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of Annuity Units You receive on the next available Annuity Unit Value.



We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:


- rules of the SEC so permit (trading on the Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or


- during any other period when the SEC by order so permits.



Cybersecurity Risks



O ur variable annuity contract business is largely conducted through digital
communications and data storage    networks and systems operated by us and our
service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.



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We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



Advertising Performance



W e periodically advertise the performance of the Divisions. You may get
performance information from a     variety of sources including your quarterly
statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.



We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.



YIELD is the net income generated by an investment in a particular Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.



CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an Accumulation (or Annuity) Unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Withdrawal Charges and the charge for the EDB -I, the Earnings Preservation Benefit, GMIBs, the GWBs or GMAB. Withdrawal Charges would reduce performance experience.



AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, the additional Separate Account charge for the American Funds Portfolio's and the Annual Contract Fee and applicable Withdrawal Charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They assume that combination of optional benefits -(including the greater of Annual Step-Up or 5% Annual Increase Death Benefit) that would produce the greatest total Separate Account charge.



Performance figures will vary among the various classes of the Deferred Annuities and the Divisions as a result of different Separate Account charges and Withdrawal Charges.



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We may calculate performance for certain investment strategies including Equity
Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the EDB -I, the Earnings Preservation Benefit, GMIBs, GMAB or the GWBs. This percentage return assumes that there have been no withdrawals or other unrelated transactions.



For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the Divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Brighthouse Trust I, Brighthouse Trust II, and American Funds(R) Portfolios since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.



We may also present average annual total return calculations which reflect all Separate Account charges and applicable Withdrawal Charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.



Past performance is no guarantee of future results.



We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.



We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.



We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.



We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.



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We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.



We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.



Any illustration should not be relied on as a guarantee of future results.



Changes to Your Deferred Annuity



W e have the right to make certain changes to your Deferred Annuity, but only
as permitted by law. We make     changes when we think they would best serve
the interest of annuity Contract Owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


- To operate the Separate Account in any form permitted by law.


- To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.


- To transfer any assets in a Division to another Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.


- To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law.


- To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.



If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes. We will notify You of any changes to the Separate Account.



Voting Rights



B ased on our current view of applicable law, You have voting interests under
your Deferred Annuity concerning    Brighthouse Trust I, Brighthouse Trust II,
or American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.



We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.



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You are entitled to give instructions regarding the votes attributable to your
Deferred Annuity in your sole discretion.



There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II, or the American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:


- The shares for which voting instructions are received; and


- The shares that are voted in proportion to such voting instructions.



However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.



Who Sells the Deferred Annuities


MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other Variable Annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the The Deferred Annuity (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities). MLIDC does not retain any fees under the Deferred Annuities.



MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



MLIDC and in certain cases, we, have entered into selling agreements with unaffiliated broker-dealers who are registered with the SEC under the Exchange Act and are members of FINRA. We no longer offer the Deferred Annuities to new purchasers, but continue to accept purchase payments from existing Contract Owners. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.



There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities.



MLIDC pays compensation based upon a `gross dealer concession' model. With respect to the Deferred Annuities, the maximum gross dealer concession ranges from 0.00% to 7.15% (depending on class purchased) of each purchase payment each year the Contract is in force and, starting in the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Balance each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.



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Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Deferred Annuities. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the Distributor. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative from the unaffiliated broker-dealer for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.



Financial Statements


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



Your Spouse's Rights


If You received your Contract through a qualified retirement plan and your plan is subject to ERISA and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.



If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.



Any reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.



When We Can Cancel Your Deferred Annuity



We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 24 consecutive months and your Account Balance is less than $2,000 and you do not have an optional benefit or death benefit with a guaranteed value higher than $2,000. Accordingly, no Deferred Annuity will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA , Roth IRA SEP and SIMPLE IRA Deferred Annuity. We will not terminate the Deferred Annuity if it includes an LWG or a GMAB. In addition, we will not terminate any Deferred Annuity that includes a GWB or a GMIB or a guaranteed death benefit if at the time the termination would otherwise occur the Income Base/Benefit Base of the optional benefit, or the guaranteed amount under any death benefit, is greater than the Account Balance. For all other Deferred Annuities, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision, under Deferred Annuities issued in New York. However, if your plan determines to terminate the Deferred Annuity at a time when You have an Income Base/Benefit Base of the optional benefit or a guaranteed amount under any death benefit that is greater than the Account Balance, You forfeit any Income Base/Benefit Base of the optional benefit or any guaranteed amount under any death benefit You have accrued upon termination of the Contract.



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FEDERAL TAX CONSIDERATIONS


Introduction



T he following information on taxes is a general discussion of the subject. It
is not intended as tax advice. The   Internal Revenue Code ("Code") and the
provisions of the Code that govern the Deferred Annuities are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Deferred Annuity. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Deferred Annuity. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.




We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.



To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.



Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



Non-Qualified Annuity Contracts


This discussion assumes the Deferred Annuity is an annuity Contract for Federal income tax purposes that is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Deferred Annuities owned through such plans are referred to below as "qualified" contracts.



Accumulation


Generally, an Owner of a non-qualified annuity Contract is not taxed on increases in the value of the Deferred Annuity until there is a distribution from the Deferred Annuity, i.e., surrender, partial withdrawal, income payment or commutation. This deferral of taxation on accumulated value in the Deferred Annuity is limited to Deferred Annuities owned by or held for the benefit of "natural persons." A Deferred Annuity will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Deferred Annuity as an agent for the exclusive benefit of a natural person.



In contrast, a Deferred Annuity owned or not treated as held by a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Deferred Annuity in the year earned. Note that in this regard, an employer which is the Owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise, is considered a non-natural Owner and any annual increase in the Account Balance will be subject to current income taxation.



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Surrenders or Withdrawals -- Early Distribution


If You take a withdrawal from your Deferred Annuity, or surrender your Deferred Annuity prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Deferred Annuity, You might be able to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction.



The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal is taken prior to You reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


  (a)        on account of your death or disability,


  (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of You and your designated Beneficiary, or


  (c) under certain immediate income annuities providing for substantially equal payments made at least annually.



If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Deferred Annuity.



For non-qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully included in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.



If your Deferred Annuity has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax purchase payment.



Treatment of Separate Account Charges


It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Deferred Annuity charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the Deferred Annuity to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Deferred Annuity and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.



Guaranteed Withdrawal Benefits


If You have purchased the Guaranteed Withdrawal Benefit I, Enhanced Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:



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The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Balance (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account Balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account Balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below.)



MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



Aggregation


If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).



Exchanges/Transfers


The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Deferred Annuity (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.



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A transfer of Ownership of the Deferred Annuity, or the designation of an
Annuitant or other Beneficiary who is not also the Contract Owner, may result in income or gift tax consequences to the Contract Owner. You should consult your tax adviser if You are considering such a transfer or assignment.



Death Benefits


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the Deferred Annuity must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.



If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Deferred Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death.



If You die before the Annuity Starting Date, the entire interest in the Deferred Annuity must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.



Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Deferred Annuity may be continued with your spouse as the Owner.



For Deferred Annuities owned by a non-natural person, the required distribution rules apply upon the death or change in the primary Annuitant. If there is more than one Annuitant of a Deferred Annuity held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.



Investor Control


In certain circumstances, Owners of variable annuity non-qualified contracts have been considered to be the Owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Deferred Annuity, such as the number of Portfolios available and the flexibility of the Contract Owner to allocate purchase payments and transfer amounts among the Divisions have not been addressed in public rulings. While we believe that the Deferred Annuity does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Deferred Annuity as necessary to prevent a Contract Owner from being treated as the Owner of the Separate Account assets supporting the Deferred Annuity.



Taxation of Payments in Annuity Form


Payments received from the Deferred Annuity in the form of an annuity are taxed differently depending on whether You select a fixed or variable payment option. For fixed annuity payments, payments are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Deferred Annuity is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Deferred Annuity divided by the total payments You expect to receive based on IRS factors, such as the form



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of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Deferred Annuity and it is excludable from your taxable income until your investment in the Deferred Annuity is fully recovered.



Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.



We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater -- or less -- than the taxable amount determined by us and reported by us to You and the IRS.



Once You have recovered the investment in the Deferred Annuity, further annuity payments are fully taxable.



If You die before your investment in the Deferred Annuity is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your Beneficiary.



The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Start Date.



Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.



If the Deferred Annuity allows, You may elect to convert less than the full value of your Deferred Annuity to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Deferred Annuity will be pro-rated between the annuitized portion of the Deferred Annuity and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.



3.8% Tax on Net Investment Income


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


  (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


  (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.



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You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.



Puerto Rico Tax Considerations


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.



Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.



The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.



Qualified Annuity Contracts



Introduction



T he Deferred Annuity may be purchased through certain types of retirement
plans that receive favorable   treatment under the Code ("tax qualified
plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) nongovernmental or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Deferred Annuity with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Deferred Annuity comply with the law.




The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Deferred Annuity.



We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.



All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



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A Deferred Annuity may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.



Accumulation


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.



Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The Deferred Annuity will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the Deferred Annuity will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Deferred Annuity will only accept as its single purchase payment a transfer from such employer retirement plan.



Taxation of Annuity Distributions


If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Deferred Annuity. Withdrawals attributable to any after-tax contributions are basis in the Deferred Annuity and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).



Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.



If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.



With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.



Guaranteed Withdrawal Benefits


If You have purchased the Lifetime Withdrawal Guarantee benefit ("LWG"), where otherwise made available, note the following:



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In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Balance of the Deferred Annuity.



If You have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Balance (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account Balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account Balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



Withdrawals Prior to Age 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.



The penalty rate is 25% for SIMPLE plan Deferred Annuities if the withdrawal occurs within the first 2 years of your participation in the plan.




These exceptions include but are not limited to withdrawals made:



(a)        on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or life expectancies) of You and your designated Beneficiary and You are separated from employment.



If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Deferred Annuity (including tax-free transfers or rollovers) and additional withdrawals from the Deferred Annuity.



A withdrawal or distribution from a qualified annuity Deferred Annuity other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

---------------------------

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



Rollovers


Your Deferred Annuity is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).



Under certain circumstances, You may be able to transfer amounts distributed from your Deferred Annuity to another eligible retirement plan or IRA. Federal tax law limits You to making one only rollover from an IRA (or the same IRA) in any 12 month period and the limit is applied across all IRA that You own.



You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.



Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


     (a) minimum distribution requirements,


     (b) financial hardship, or


     (c) for a period of ten or more years or for life.



20% Withholding on Eligible Rollover Distributions


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Deferred Annuity to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Deferred Annuity from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



Death Benefits


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Deferred Annuity to an annuity form and started taking annuity payments (your Annuity Start Date).

                                                    ---------------------------

If You die on or after your Annuity Start Date, the remaining portion of the interest in the Deferred Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death.



If You die before your Annuity Start Date, the entire interest in the Deferred Annuity must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).



Your designated Beneficiary is the person to whom benefit rights under the Deferred Annuity pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.



If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Deferred Annuity may be continued with your spouse as the Owner. If your Deferred Annuity permits, your Beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.



Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and Deferred Annuity permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.



Required Minimum Distributions


Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:


     (a) the calendar year in which You reach age 70 1/2, or


  (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.



Your required minimum distribution request must be in Good Order and payment must be processed by MetLife prior to the due date (generally the end of the calendar year or April 1st of the year tYou reach age 70 1/2) in order to satisfy the requirement for the applicable tax year.



A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. -For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.



Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

---------------------------

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Account Balance must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.



If You intend to receive your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal Beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Deferred Annuity.



Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.



Additional Information regarding IRAs


Purchase Payments



T raditional IRA purchase payments (except for permissible rollovers and direct
transfers) are generally not   permitted after You attain age 70 1/2. Except
for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.



Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.



Withdrawals


If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

                                                    ---------------------------

Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.



Conversion


Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account -Balance; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Deferred Annuity may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account -Balance at the date of conversion.



A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA made on or after January 1, 2018 cannot be recharacterized. Please consult your tax adviser.



Distinction for Puerto Rico Code


Rollover



D eferral of the recognition of income continues upon the receipt of a
distribution by a participant from a    qualified plan, if the distribution is
contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA Considerations


In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors



Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals

---------------------------

who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

                                                    ---------------------------

LEGAL PROCEEDINGS


I n the ordinary course of business, MetLife, similar to other life insurance
companies, is involved in lawsuits   (including class action lawsuits),
arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

---------------------------

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


PRINCIPAL UNDERWRITER



CUSTODIAN



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT



EXPERIENCE FACTOR



VARIABLE INCOME PAYMENTS

     Assumed Investment Return


     Amount of Income Payments


     Annuity Unit Value


     Reallocation Privilege


     Calculating the Annuity Unit Value


     Determining the Variable Income Payment



ADVERTISEMENT OF THE SEPARATE ACCOUNT



VOTING RIGHTS

     Disregarding Voting Rights



TAXES

     Non-Qualified Annuity Contracts


     Qualified Annuity Contracts


     Types of Qualified Plans


     ERISA


     Federal Estate Taxes


     Generation-Skipping Transfer Tax


     Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations



WITHDRAWALS



ACCUMULATION UNIT VALUES TABLES



FINANCIAL STATEMENTS OF SEPARATE ACCOUNT



FINANCIAL STATEMENTS OF METLIFE

                                                    ---------------------------

Appendix A


Premium Tax Table


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.



                                 Non-Qualified    Qualified
                                   Annuities      Annuities
                                ---------------  ----------
  California(1)................ 2.35%            0.50%
  Florida(2)................... 1.00%            1.00%
  Maine(3)..................... 2.00%            0.00%
  Nevada(4).................... 3.50%            0.00%
  Puerto Rico(5)............... 1.00%            1.00%
  South Dakota(6).............. 1.25%            0.00%
  West Virginia................ 1.00%            1.00%
  Wyoming(4)................... 1.00%            0.00%


      1 California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).


      2 Annuity premiums are exempt from taxation provided the tax savings are passed back to the Contract Owners. Otherwise, they are taxable at 1%.


      3 Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.


      4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.


      5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.


      6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

---------------------------

Appendix B


Accumulation Unit Values For Each Division


These tables show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each Division from year end to year end. A lower charge for the GMIB when it was purchased with either of the optional death benefits was in effect from May 1, 2004 through April 30, 2005. A lower charge for the GMIB Plus I was in effect prior to February 26, 2007. Lower charges for the GMIB Plus II, EDB I and LWG II were in effect prior to February 24, 2009 and/or May 4, 2009. These lower charges are not reflected in the tables below. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table shows the Deferred Annuity mix that bears the total highest charge, and the second table shows the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: Bonus Class, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, Earnings Preservation Benefit. Charges for the EDB I, the optional GMIBs, the optional GWBs, and the optional GMAB are made by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing the EDB I in lieu of the optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the optional GMIB Plus II with the Earnings Preservation Benefit will result in a higher overall charge. The mix with the total lowest charge has these features: B Class and no optional benefit. All other possible mixes for each Division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.




                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division   2012         10.23          10.59        60,586,664.86
  (Class B) (4/30/2012)...........................
                                                   2013         10.59          11.62        73,636,545.32
                                                   2014         11.62          12.32        72,314,576.52
                                                   2015         12.32          12.24        72,307,157.69
                                                   2016         12.24          12.52        71,680,389.69
                                                   2017         12.52          14.05        65,361,202.43
                                                   2018         14.05          12.91        57,059,404.42
American Funds Bond Investment Division+ (Class    2009         14.17          15.73           461,528.53
  2) (5/1/2006)...................................
                                                   2010         15.73          16.51           417,970.90
                                                   2011         16.51          17.28           297,207.79
                                                   2012         17.28          17.95           249,373.50
                                                   2013         17.95          17.32           183,361.49
                                                   2014         17.32          17.98           170,020.30
                                                   2015         17.98          17.78           147,795.17
                                                   2016         17.78          18.05           154,142.80
                                                   2017         18.05          18.45           134,816.59
                                                   2018         18.45          18.06           109,168.50
American Funds Global Small Capitalization         2009         16.19          25.75         1,627,893.35
  Investment Division+ (Class 2)..................
                                                   2010         25.75          31.09         1,542,372.20
                                                   2011         31.09          24.79         1,329,857.31
                                                   2012         24.79          28.89         1,090,983.82
                                                   2013         28.89          36.54           970,839.38
                                                   2014         36.54          36.80           828,389.49
                                                   2015         36.80          36.38           718,644.32
                                                   2016         36.38          36.63           644,155.59
                                                   2017         36.63          45.48           569,732.03
                                                   2018         45.48          40.11           500,026.99

                                                    ---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
American Funds Growth Investment Division+ (Class  2009         97.52         134.07          644,152.88
  2)..............................................
                                                   2010        134.07         156.90          606,411.59
                                                   2011        156.90         148.11          516,594.10
                                                   2012        148.11         172.17          436,720.84
                                                   2013        172.17         220.88          378,702.25
                                                   2014        220.88         236.34          329,792.22
                                                   2015        236.34         249.04          292,105.60
                                                   2016        249.04         268.88          257,743.87
                                                   2017        268.88         340.17          229,102.05
                                                   2018        340.17         334.59          192,618.63
American Funds Growth-Income Investment Division+  2009         73.52          95.15          648,730.37
  (Class 2).......................................
                                                   2010         95.15         104.55          616,925.22
                                                   2011        104.55         101.21          542,332.49
                                                   2012        101.21         117.25          459,521.06
                                                   2013        117.25         154.35          402,386.15
                                                   2014        154.35         168.39          360,220.83
                                                   2015        168.39         168.47          312,359.20
                                                   2016        168.47         185.26          278,348.93
                                                   2017        185.26         223.59          245,817.25
                                                   2018        223.59         216.52          209,433.44
American Funds(R) Balanced Allocation Investment   2009          7.01           8.96       18,010,048.59
  Division (Class C) (4/28/2008)..................
                                                   2010          8.96           9.92       29,542,398.60
                                                   2011          9.92           9.59       34,428,136.42
                                                   2012          9.59          10.76       34,368,920.55
                                                   2013         10.76          12.59       34,112,341.02
                                                   2014         12.59          13.19       33,938,168.22
                                                   2015         13.19          12.93       33,828,442.12
                                                   2016         12.93          13.77       33,880,775.79
                                                   2017         13.77          15.89       31,407,539.48
                                                   2018         15.89          15.02       27,427,456.63
American Funds(R) Growth Allocation Investment     2009          6.36           8.42       21,656,706.19
  Division (Class C) (4/28/2008)..................
                                                   2010          8.42           9.44       22,320,507.44
                                                   2011          9.44           8.88       21,607,932.95
                                                   2012          8.88          10.19       20,505,386.56
                                                   2013         10.19          12.59       20,509,966.01
                                                   2014         12.59          13.23       19,984,564.54
                                                   2015         13.23          12.96       19,106,550.17
                                                   2016         12.96          13.95       18,340,474.94
                                                   2017         13.95          16.72       17,054,732.40
                                                   2018         16.72          15.56       15,357,085.75
American Funds(R) Moderate Allocation Investment   2009          7.69           9.37       31,832,639.17
  Division (Class C) (4/28/2008)..................
                                                   2010          9.37          10.17       47,689,050.02
                                                   2011         10.17          10.06       52,439,006.83
                                                   2012         10.06          11.02       50,094,945.18
                                                   2013         11.02          12.35       47,762,949.99
                                                   2014         12.35          12.94       46,087,901.42
                                                   2015         12.94          12.69       45,153,137.72
                                                   2016         12.69          13.41       43,000,996.78
                                                   2017         13.41          14.96       38,557,894.05
                                                   2018         14.96          14.27       33,186,614.92

---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
AQR Global Risk Balanced Investment Division       2012         11.17          11.59        81,387,523.32
  (Class B) (4/30/2012)...........................
                                                   2013         11.59          11.05        83,525,799.94
                                                   2014         11.05          11.35        76,150,961.72
                                                   2015         11.35          10.14        70,549,776.99
                                                   2016         10.14          10.91        65,323,644.62
                                                   2017         10.91          11.83        58,833,663.90
                                                   2018         11.83          10.94        51,277,466.89
Baillie Gifford International Stock Investment     2009         10.99          13.23         3,503,823.36
  Division (Class B)..............................
                                                   2010         13.23          13.96         3,594,551.26
                                                   2011         13.96          11.01         3,776,314.57
                                                   2012         11.01          12.98         3,507,363.06
                                                   2013         12.98          14.76         3,211,140.18
                                                   2014         14.76          14.09         3,020,989.18
                                                   2015         14.09          13.61         2,721,144.11
                                                   2016         13.61          14.12         2,502,978.49
                                                   2017         14.12          18.82         2,095,013.75
                                                   2018         18.82          15.39         1,943,481.87
BlackRock Bond Income Investment Division (Class   2009         47.86          51.61         2,153,908.25
  B)..............................................
                                                   2010         51.61          55.08         2,703,572.45
                                                   2011         55.08          57.83         2,858,684.31
                                                   2012         57.83          61.27         2,913,383.40
                                                   2013         61.27          59.90         2,897,846.65
                                                   2014         59.90          63.18         2,982,274.59
                                                   2015         63.18          62.61         2,975,051.16
                                                   2016         62.61          63.60         2,932,159.49
                                                   2017         63.60          65.23         2,800,382.08
                                                   2018         65.23          64.02         2,410,699.96
BlackRock Capital Appreciation Investment          2009         20.41          27.51         1,948,378.56
  Division (Class B)..............................
                                                   2010         27.51          32.46         2,151,515.42
                                                   2011         32.46          29.12         2,541,342.82
                                                   2012         29.12          32.81         2,406,118.40
                                                   2013         32.81          43.38         2,078,319.03
                                                   2014         43.38          46.55         1,881,107.25
                                                   2015         46.55          48.73         1,728,266.33
                                                   2016         48.73          48.05         1,577,683.15
                                                   2017         48.05          63.39         1,357,310.59
                                                   2018         63.39          63.96         1,176,716.01
BlackRock Capital Appreciation Investment          2009          9.77          10.19                 0.00
  Division (Class B) (formerly FI Large Cap
  Investment Division (Class B)) (5/1/2006).......
BlackRock Global Tactical Strategies Investment    2012          9.98          10.32        85,443,566.94
  Division (Class B) (4/30/2012)..................
                                                   2013         10.32          11.24        98,794,182.84
                                                   2014         11.24          11.76        97,374,890.82
                                                   2015         11.76          11.60        97,895,507.55
                                                   2016         11.60          11.96        95,214,020.41
                                                   2017         11.96          13.39        86,796,617.68
                                                   2018         13.39          12.27        76,871,482.36


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
                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
BlackRock Ultra-Short Term Bond Investment         2009         24.81          24.56         1,111,335.11
  Division (Class B)..............................
                                                   2010         24.56          24.26         1,344,514.09
                                                   2011         24.26          23.96         1,804,163.17
                                                   2012         23.96          23.66         2,197,866.28
                                                   2013         23.66          23.36         2,092,136.92
                                                   2014         23.36          23.07         1,729,390.14
                                                   2015         23.07          22.79         1,568,875.74
                                                   2016         22.79          22.53         1,611,516.49
                                                   2017         22.53          22.39         1,484,547.40
                                                   2018         22.39          22.45         1,318,471.93
Brighthouse Asset Allocation 100 Investment
  Division (Class B) (formerly MetLife Aggressive
  Allocation Investment Division (Class B))
 (5/1/2005)....................................... 2009          7.64           9.92         3,269,816.84
                                                   2010          9.92          11.34         3,262,852.24
                                                   2011         11.34          12.30                 0.00
Brighthouse Asset Allocation 100 Investment        2011         12.27          10.51         3,213,867.32
  Division (Class B)..............................
                                                   2012         10.51          12.12         3,174,538.90
                                                   2013         12.12          15.51         3,085,476.41
                                                   2014         15.51          16.09         3,096,472.25
                                                   2015         16.09          15.57         2,882,590.10
                                                   2016         15.57          16.76         2,646,216.00
                                                   2017         16.76          20.35         2,503,530.05
                                                   2018         20.35          18.07         2,183,137.65
Brighthouse Asset Allocation 20 Investment         2009          9.59          11.41        17,602,835.04
  Division (Class B) (5/1/2005)...................
                                                   2010         11.41          12.41        23,163,874.60
                                                   2011         12.41          12.65        26,465,409.52
                                                   2012         12.65          13.64        27,845,228.02
                                                   2013         13.64          14.05        25,190,572.09
                                                   2014         14.05          14.49        23,525,533.50
                                                   2015         14.49          14.23        21,819,677.53
                                                   2016         14.23          14.69        19,883,138.72
                                                   2017         14.69          15.51        17,291,486.96
                                                   2018         15.51          14.92        14,626,189.65
Brighthouse Asset Allocation 40 Investment         2009          9.11          11.13        49,865,699.83
  Division (Class B) (5/1/2005)...................
                                                   2010         11.13          12.26        62,047,149.36
                                                   2011         12.26          12.24        69,578,602.61
                                                   2012         12.24          13.47        68,625,951.23
                                                   2013         13.47          14.76        65,491,836.50
                                                   2014         14.76          15.29        60,893,404.39
                                                   2015         15.29          14.94        55,402,426.59
                                                   2016         14.94          15.65        50,201,094.34
                                                   2017         15.65          17.10        43,235,218.97
                                                   2018         17.10          16.14        36,288,810.13
Brighthouse Asset Allocation 60 Investment         2009          8.63          10.78       131,317,908.56
  Division (Class B) (5/1/2005)...................
                                                   2010         10.78          12.05       168,769,081.52
                                                   2011         12.05          11.74       186,589,260.69
                                                   2012         11.74          13.12       179,133,091.06
                                                   2013         13.12          15.29       174,250,653.46
                                                   2014         15.29          15.87       163,949,907.27
                                                   2015         15.87          15.47       152,393,940.35
                                                   2016         15.47          16.36       139,296,066.71
                                                   2017         16.36          18.54       122,963,759.48
                                                   2018         18.54          17.19       104,554,973.36


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---------------------------



                                                          BEGINNING OF
                                                              YEAR        END OF YEAR       NUMBER OF
                                                          ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
Brighthouse Asset Allocation 80 Investment
  Division (Class A) (formerly MetLife Growth
  Strategy Investment Division (Class B))
 (4/29/2013)..................................... 2013         11.71          13.36         4,090,927.70
                                                  2014         13.36          13.32                 0.00
Brighthouse Asset Allocation 80 Investment        2009          8.14          10.38        94,187,888.95
  Division (Class B) (5/1/2005)...................
                                                  2010         10.38          11.75        89,964,106.50
                                                  2011         11.75          11.17        86,864,544.96
                                                  2012         11.17          12.73        80,829,336.58
                                                  2013         12.73          15.63        77,299,106.53
                                                  2014         15.63          16.24        76,437,672.23
                                                  2015         16.24          15.77        70,626,113.84
                                                  2016         15.77          16.84        63,881,425.02
                                                  2017         16.84          19.82        57,080,103.88
                                                  2018         19.82          17.98        48,587,078.70
Brighthouse Asset Allocation 80 Investment
  Division (formerly Met/Franklin Templeton
  Founding Strategy Investment Division (Class
 B)) (4/28/2008)................................. 2009          7.04           8.93         4,026,633.31
                                                  2010          8.93           9.71         4,308,306.30
                                                  2011          9.71           9.42         4,215,602.89
                                                  2012          9.42          10.80         4,034,161.72
                                                  2013         10.80          11.64                 0.00
Brighthouse Balanced Plus Investment Division     2012         10.01          10.49        85,936,719.25
  (Class B) (4/30/2012)...........................
                                                  2013         10.49          11.84       136,462,242.32
                                                  2014         11.84          12.83       152,347,296.18
                                                  2015         12.83          12.15       162,793,561.11
                                                  2016         12.15          13.00       162,865,165.74
                                                  2017         13.00          15.20       154,289,741.43
                                                  2018         15.20          13.90       142,715,943.50
Brighthouse/Artisan Mid Cap Value Investment      2009         19.49          27.17         1,570,093.26
  Division (Class B)..............................
                                                  2010         27.17          30.80         1,517,144.93
                                                  2011         30.80          32.39         1,530,638.68
                                                  2012         32.39          35.69         1,486,443.05
                                                  2013         35.69          48.12         1,463,616.68
                                                  2014         48.12          48.32         1,385,658.28
                                                  2015         48.32          43.10         1,254,997.65
                                                  2016         43.10          52.21         1,232,925.24
                                                  2017         52.21          58.03         1,068,348.04
                                                  2018         58.03          49.62           940,072.60
Brighthouse/Franklin Low Duration Total Return    2011          9.98           9.77           371,470.99
  Investment Division (Class B) (5/2/2011)........
                                                  2012          9.77          10.07           757,543.49
                                                  2013         10.07          10.06         4,409,494.93
                                                  2014         10.06          10.04         5,652,841.81
                                                  2015         10.04           9.86         4,824,691.54
                                                  2016          9.86          10.04         4,686,067.15
                                                  2017         10.04          10.05         4,726,696.04
                                                  2018         10.05           9.97         4,155,325.89


172

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                                                    ---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
Brighthouse/Wellington Balanced Investment         2009         33.48          38.69          925,517.53
  Division (Class B)..............................
                                                   2010         38.69          41.77          895,833.32
                                                   2011         41.77          42.73          867,922.79
                                                   2012         42.73          47.31          849,024.44
                                                   2013         47.31          56.20          799,387.47
                                                   2014         56.20          61.20          716,270.60
                                                   2015         61.20          61.83          664,943.12
                                                   2016         61.83          65.18          614,607.97
                                                   2017         65.18          73.93          547,304.48
                                                   2018         73.93          70.08          475,912.52
Brighthouse/Wellington Core Equity Opportunities   2009         23.56          30.64        6,659,881.00
  Investment Division (Class B)...................
                                                   2010         30.64          33.80        7,609,124.88
                                                   2011         33.80          31.96        7,861,376.38
                                                   2012         31.96          35.54        7,323,440.01
                                                   2013         35.54          46.81        6,541,614.76
                                                   2014         46.81          51.01        5,697,578.70
                                                   2015         51.01          51.46        5,008,149.42
                                                   2016         51.46          54.40        4,594,241.81
                                                   2017         54.40          63.84        3,968,979.21
                                                   2018         63.84          62.82        3,207,959.68
Brighthouse/Wellington Large Cap Research          2009         50.59          59.56          357,508.56
  Investment Division (Class B)...................
                                                   2010         59.56          66.14          351,775.03
                                                   2011         66.14          65.49          389,135.33
                                                   2012         65.49          73.35          352,713.46
                                                   2013         73.35          97.27          325,123.73
                                                   2014         97.27         109.03          287,205.87
                                                   2015        109.03         112.52          251,994.39
                                                   2016        112.52         120.32          218,169.77
                                                   2017        120.32         144.90          193,092.58
                                                   2018        144.90         134.04          158,182.87
Clarion Global Real Estate Investment Division     2009          9.44          12.56        8,085,427.70
  (Class B).......................................
                                                   2010         12.56          14.40        7,970,798.69
                                                   2011         14.40          13.43        8,200,052.38
                                                   2012         13.43          16.71        7,497,653.11
                                                   2013         16.71          17.08        7,486,754.52
                                                   2014         17.08          19.11        6,809,334.82
                                                   2015         19.11          18.61        6,136,271.00
                                                   2016         18.61          18.54        5,715,935.48
                                                   2017         18.54          20.28        5,178,457.34
                                                   2018         20.28          18.29        4,449,503.24
ClearBridge Aggressive Growth Investment Division  2009          4.77           6.27          889,731.52
  (Class B).......................................
                                                   2010          6.27           7.66        1,184,792.59
                                                   2011          7.66           7.82        4,333,191.00
                                                   2012          7.82           9.15        4,198,132.99
                                                   2013          9.15          13.16        5,569,813.70
                                                   2014         13.16          15.45       20,511,102.73
                                                   2015         15.45          14.64       19,715,439.19
                                                   2016         14.64          14.85       17,397,574.67
                                                   2017         14.85          17.36       15,148,819.03
                                                   2018         17.36          15.93       12,292,275.16


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
                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly ClearBridge Aggressive Growth
  II Investment Division (Class
 B)) (1/1/2008)................................... 2009        106.51         150.27         1,163,014.01
                                                   2010        150.27         162.35         1,298,644.78
                                                   2011        162.35         148.24         1,179,824.64
                                                   2012        148.24         179.35         1,110,485.64
                                                   2013        179.35         228.11           970,782.77
                                                   2014        228.11         237.65                 0.00
ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge
  Aggressive Growth Investment
 Division (Class B) and before that Legg Mason
   Value Equity Investment Division (Class B) and
   before that MFS(R) Investors Trust
 Investment Division (Class B)) (Class B)......... 2009          4.22           5.75         1,433,098.82
                                                   2010          5.75           6.10         2,182,977.19
                                                   2011          6.10           6.49                 0.00
Fidelity Institutional Asset Management(R)
  Government Income Portfolio (Class B) (formerly
  Pyramis(R) Government Income Investment
 Division (Class B)) (4/30/2012).................. 2012         10.78          10.96        32,068,305.21
                                                   2013         10.96          10.34        31,404,922.55
                                                   2014         10.34          10.98        29,122,721.93
                                                   2015         10.98          10.89        28,501,250.41
                                                   2016         10.89          10.90        28,621,046.95
                                                   2017         10.90          11.04        25,296,375.98
                                                   2018         11.04          10.90        22,121,594.69
Frontier Mid Cap Growth Investment Division        2009         27.79          40.90           831,307.99
  (Class B).......................................
                                                   2010         40.90          46.45           916,289.80
                                                   2011         46.45          44.39           925,176.40
                                                   2012         44.39          48.52           892,201.48
                                                   2013         48.52          63.47           798,097.82
                                                   2014         63.47          69.49           737,382.54
                                                   2015         69.49          70.42           691,455.09
                                                   2016         70.42          73.13           609,099.12
                                                   2017         73.13          90.23           549,395.48
                                                   2018         90.23          83.85           457,055.67
Harris Oakmark International Investment Division   2009         11.48          17.59         7,094,853.93
  (Class B).......................................
                                                   2010         17.59          20.22         9,180,544.61
                                                   2011         20.22          17.12        10,899,004.55
                                                   2012         17.12          21.86        10,001,942.39
                                                   2013         21.86          28.17         9,506,036.94
                                                   2014         28.17          26.21         9,334,364.77
                                                   2015         26.21          24.71         8,963,313.41
                                                   2016         24.71          26.40         8,135,215.11
                                                   2017         26.40          34.01         6,858,887.51
                                                   2018         34.01          25.53         6,511,321.41
Invesco Balanced-Risk Allocation Investment        2012          1.01           1.04       145,166,223.98
  Division (Class B) (4/30/2012)..................
                                                   2013          1.04           1.05       239,868,056.76
                                                   2014          1.05           1.10       246,256,722.78
                                                   2015          1.10           1.04       262,824,334.48
                                                   2016          1.04           1.14       274,419,891.49
                                                   2017          1.14           1.24       268,184,961.36
                                                   2018          1.24           1.15       240,518,629.77


174

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                                                    ---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
Invesco Small Cap Growth Investment Division       2009         9.79           12.94           943,098.40
  (Class B).......................................
                                                   2010        12.94           16.12           847,369.93
                                                   2011        16.12           15.75           883,526.54
                                                   2012        15.75           18.39           836,820.13
                                                   2013        18.39           25.46           775,718.86
                                                   2014        25.46           27.13           738,783.76
                                                   2015        27.13           26.34           707,621.89
                                                   2016        26.34           28.98           635,894.55
                                                   2017        28.98           35.88           567,383.24
                                                   2018        35.88           32.22           509,682.11
Jennison Growth Investment Division (Class B)..... 2009         3.44            4.74         3,200,189.21
                                                   2010         4.74            5.21         4,846,933.72
                                                   2011         5.21            5.15         7,348,067.70
                                                   2012         5.15            5.88        12,237,786.15
                                                   2013         5.88            7.95        10,549,695.81
                                                   2014         7.95            8.53         9,409,055.76
                                                   2015         8.53            9.32         8,639,367.82
                                                   2016         9.32            9.19         7,815,670.86
                                                   2017         9.19           12.43         6,833,086.20
                                                   2018        12.43           12.29         6,089,868.01
Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation
  Investment Division (Class B))
 (5/1/2005)....................................... 2009         5.56            7.90         2,343,856.14
                                                   2010         7.90            8.53         2,771,815.26
                                                   2011         8.53            8.31         2,875,553.19
                                                   2012         8.31            9.35                 0.00
JPMorgan Global Active Allocation Investment       2012         1.01            1.05        98,278,267.87
  Division (Class B) (4/30/2012)..................
                                                   2013         1.05            1.15       266,300,003.77
                                                   2014         1.15            1.21       302,816,471.27
                                                   2015         1.21            1.21       356,682,896.05
                                                   2016         1.21            1.23       381,782,656.96
                                                   2017         1.23            1.41       351,517,497.60
                                                   2018         1.41            1.30       349,075,502.98
JPMorgan Global Active Allocation Investment
  Division (Class B) (formerly Allianz Global
  Investors Dynamic Multi-Asset Plus
 investment Division (Class B)) (4/28/2014)....... 2014         0.99            1.04         7,040,798.30
                                                   2015         1.04            1.01        32,950,226.75
                                                   2016         1.01            1.02        43,845,741.13
                                                   2017         1.02            1.17        40,145,052.27
                                                   2018         1.17            1.14                 0.00
Loomis Sayles Global Markets Investment Division   2013        15.51           17.07         4,137,910.13
  (Class B) (4/29/2013)...........................
                                                   2014        17.07           17.44         3,856,491.64
                                                   2015        17.44           17.43         3,470,888.36
                                                   2016        17.43           18.04         3,547,920.03
                                                   2017        18.04           21.91         2,986,842.73
                                                   2018        21.91           20.47         2,473,447.77
Loomis Sayles Global Markets Investment Division
  (Class B) (formerly Met/Franklin Income
  Investment Division (Class B))
 (4/28/2008)...................................... 2009         7.99           10.09         1,736,399.97
                                                   2010        10.09           11.14         3,115,137.26
                                                   2011        11.14           11.24         4,545,106.28
                                                   2012        11.24           12.48         4,504,444.08
                                                   2013        12.48           13.04                 0.00


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


---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
Loomis Sayles Small Cap Core Investment Division   2009         22.73          29.16        1,718,288.85
  (Class B).......................................
                                                   2010         29.16          36.64        1,647,067.79
                                                   2011         36.64          36.31        1,663,955.46
                                                   2012         36.31          40.97        1,536,877.57
                                                   2013         40.97          56.92        1,431,061.28
                                                   2014         56.92          58.18        1,356,509.04
                                                   2015         58.18          56.46        1,236,890.52
                                                   2016         56.46          66.34        1,117,660.96
                                                   2017         66.34          75.32        1,000,031.39
                                                   2018         75.32          65.97          865,738.31
Loomis Sayles Small Cap Growth Investment          2009          6.54           8.37        1,330,724.17
  Division (Class B)..............................
                                                   2010          8.37          10.86        1,216,411.01
                                                   2011         10.86          11.02        1,198,514.84
                                                   2012         11.02          12.07        1,029,058.32
                                                   2013         12.07          17.69        1,027,234.54
                                                   2014         17.69          17.64          907,103.46
                                                   2015         17.64          17.67          796,701.17
                                                   2016         17.67          18.50          697,086.78
                                                   2017         18.50          23.15          617,690.99
                                                   2018         23.15          22.92          564,821.63
MetLife Aggregate Bond Index Investment Division   2009         14.61          15.14       22,571,032.66
  (Class B).......................................
                                                   2010         15.14          15.81       27,080,597.56
                                                   2011         15.81          16.75       28,884,760.83
                                                   2012         16.75          17.14       29,905,111.71
                                                   2013         17.14          16.50       32,334,133.11
                                                   2014         16.50          17.18       32,080,491.89
                                                   2015         17.18          16.99       32,108,192.20
                                                   2016         16.99          17.13       31,750,480.02
                                                   2017         17.13          17.42       30,039,770.74
                                                   2018         17.42          17.13       26,430,715.32
MetLife Mid Cap Stock Index Investment Division    2009         10.51          14.20        6,981,447.54
  (Class B).......................................
                                                   2010         14.20          17.67        7,442,901.10
                                                   2011         17.67          17.07        8,144,543.01
                                                   2012         17.07          19.78        7,896,397.33
                                                   2013         19.78          25.95        7,508,378.40
                                                   2014         25.95          27.99        7,247,852.53
                                                   2015         27.99          26.92        6,995,922.57
                                                   2016         26.92          31.94        6,338,225.95
                                                   2017         31.94          36.48        5,675,219.01
                                                   2018         36.48          31.88        4,898,822.03
MetLife MSCI EAFE(R) Index Investment Division     2009          9.66          12.24       11,163,950.75
  (Class B).......................................
                                                   2010         12.24          13.04       12,685,686.41
                                                   2011         13.04          11.25       14,595,718.30
                                                   2012         11.25          13.11       14,435,971.24
                                                   2013         13.11          15.74       13,451,974.55
                                                   2014         15.74          14.57       13,926,384.22
                                                   2015         14.57          14.20       14,030,882.55
                                                   2016         14.20          14.17       13,798,232.15
                                                   2017         14.17          17.44       11,592,961.34
                                                   2018         17.44          14.79       10,802,159.11


176

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                                                    ---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
MetLife Multi-Index Targeted Risk Investment       2013         1.08           1.13        125,232,192.04
  Division (Class B) (4/29/2013)..................
                                                   2014         1.13           1.22        223,560,130.68
                                                   2015         1.22           1.19        369,143,477.21
                                                   2016         1.19           1.22        430,274,898.87
                                                   2017         1.22           1.40        404,068,059.31
                                                   2018         1.40           1.28        374,137,525.85
MetLife Russell 2000(R) Index Investment Division  2009        11.83          14.69          3,896,039.18
  (Class B).......................................
                                                   2010        14.69          18.36          4,040,992.74
                                                   2011        18.36          17.36          4,329,427.86
                                                   2012        17.36          19.89          4,195,443.26
                                                   2013        19.89          27.15          3,985,416.76
                                                   2014        27.15          28.09          3,973,488.34
                                                   2015        28.09          26.50          3,885,321.94
                                                   2016        26.50          31.65          3,573,512.20
                                                   2017        31.65          35.76          3,258,408.10
                                                   2018        35.76          31.36          2,870,132.88
MetLife Stock Index Investment Division (Class B). 2009        28.29          35.18         12,672,183.55
  .
                                                   2010        35.18          39.78         13,968,745.16
                                                   2011        39.78          39.93         14,624,119.22
                                                   2012        39.93          45.51         13,800,270.63
                                                   2013        45.51          59.20         12,439,421.12
                                                   2014        59.20          66.12         11,401,442.90
                                                   2015        66.12          65.89         10,795,176.31
                                                   2016        65.89          72.48         10,011,920.13
                                                   2017        72.48          86.79          8,672,269.82
                                                   2018        86.79          81.56          7,384,618.68
MFS(R) Research International Investment Division  2009        10.30          13.38          6,574,559.75
  (Class B).......................................
                                                   2010        13.38          14.72          6,633,116.35
                                                   2011        14.72          12.98          6,669,158.46
                                                   2012        12.98          14.96          6,199,776.38
                                                   2013        14.96          17.62          5,699,568.82
                                                   2014        17.62          16.19          5,493,187.14
                                                   2015        16.19          15.71          5,108,848.62
                                                   2016        15.71          15.38          4,751,117.44
                                                   2017        15.38          19.46          3,995,150.88
                                                   2018        19.46          16.53          3,500,704.66
MFS(R) Total Return Investment Division (Class B). 2009        36.34          42.46            734,187.61
  .
                                                   2010        42.46          46.04            800,296.85
                                                   2011        46.04          46.45            826,082.65
                                                   2012        46.45          51.06            805,689.47
                                                   2013        51.06          59.85            795,649.97
                                                   2014        59.85          64.05            768,192.95
                                                   2015        64.05          63.01            702,453.20
                                                   2016        63.01          67.78            688,148.35
                                                   2017        67.78          75.08            612,638.79
                                                   2018        75.08          69.84            526,841.49

---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
MFS(R) Value Investment Division (Class B)........ 2009         9.26           11.03        5,869,418.70
                                                   2010        11.03           12.12        7,052,289.57
                                                   2011        12.12           12.04        7,522,386.23
                                                   2012        12.04           13.83        7,315,037.13
                                                   2013        13.83           18.50       10,581,680.77
                                                   2014        18.50           20.20        9,721,609.85
                                                   2015        20.20           19.87        8,713,694.38
                                                   2016        19.87           22.39        8,161,287.83
                                                   2017        22.39           26.01        7,044,638.20
                                                   2018        26.01           23.05        9,979,138.70
MFS(R) Value Investment Division (Class B)         2009         9.47           10.39        8,380,701.11
  (formerly BlackRock Large Cap Value Investment
  Division (Class B)).............................
                                                   2010        10.39           11.18        9,038,984.13
                                                   2011        11.18           11.27        9,709,297.06
                                                   2012        11.27           12.68        9,104,671.74
                                                   2013        12.68           16.50        8,477,029.46
                                                   2014        16.50           17.88        7,885,049.94
                                                   2015        17.88           16.56        7,421,248.63
                                                   2016        16.56           19.32        6,727,260.33
                                                   2017        19.32           20.48        6,204,490.93
                                                   2018        20.48           19.76                0.00
MFS(R) Value Investment Division (Class B)         2009        19.61           23.52        1,179,028.29
  (formerly FI Value Leaders Investment Division
  (Class B))......................................
                                                   2010        23.52           26.55        1,100,221.92
                                                   2011        26.55           24.55        1,076,680.63
                                                   2012        24.55           27.99          978,906.09
                                                   2013        27.99           30.83                0.00
MFS(R) Value Investment Division (Class B)         2009         6.60            8.14        1,350,684.01
  (formerly Met/Franklin Mutual Shares Investment
  Division (Class B)) (4/28/2008).................
                                                   2010         8.14            8.93        2,282,456.12
                                                   2011         8.93            8.77        2,997,757.80
                                                   2012         8.77            9.87        2,797,219.63
                                                   2013         9.87           10.81                0.00
Morgan Stanley Mid Cap Growth Investment Division  2010        13.13           15.26        2,487,134.48
  (Class B).......................................
                                                   2011        15.26           14.03        2,843,297.98
                                                   2012        14.03           15.14        2,692,713.11
                                                   2013        15.14           20.79        2,297,231.09
                                                   2014        20.79           20.74        2,209,248.85
                                                   2015        20.74           19.45        2,061,789.43
                                                   2016        19.45           17.58        1,936,946.48
                                                   2017        17.58           24.30        1,651,653.50
                                                   2018        24.30           26.43        1,488,972.15
Morgan Stanley Mid Cap Growth Investment Division  2009         9.10           12.00        2,335,775.65
  (Class B) (formerly FI Mid Cap Opportunities
  Investment Division (Class B))..................
                                                   2010        12.00           12.99                0.00
Neuberger Berman Genesis Investment Division       2009        12.42           13.84        3,679,793.07
  (Class B).......................................
                                                   2010        13.84           16.59        3,382,746.43
                                                   2011        16.59           17.29        3,242,629.17
                                                   2012        17.29           18.74        3,027,293.41
                                                   2013        18.74           25.57        3,595,800.35
                                                   2014        25.57           25.18        3,266,027.56
                                                   2015        25.18           24.96        2,876,496.39
                                                   2016        24.96           29.19        2,577,970.08
                                                   2017        29.19           33.29        2,308,787.04
                                                   2018        33.29           30.58        1,944,245.70

                                                    ---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
Neuberger Berman Genesis Investment Division       2009         9.64           13.02         1,384,640.85
  (Class B) (formerly MLA Mid Cap Investment
  Division (Class B)).............................
                                                   2010        13.02           15.80         1,392,901.19
                                                   2011        15.80           14.78         1,486,644.47
                                                   2012        14.78           15.37         1,344,367.91
                                                   2013        15.37           16.67                 0.00
Oppenheimer Global Equity Investment Division
  (Class B) (formerly Met/Templeton Growth
  Investment Division (Class B))
 (4/28/2008)...................................... 2009         6.57            8.61           687,554.56
                                                   2010         8.61            9.15         1,068,648.57
                                                   2011         9.15            8.42         1,415,850.80
                                                   2012         8.42           10.16         1,346,063.32
                                                   2013        10.16           10.80                 0.00
Oppenheimer Global Equity Investment Division*     2009        12.06           16.66         2,530,763.05
  (Class B).......................................
                                                   2010        16.66           19.07         3,078,106.91
                                                   2011        19.07           17.25         3,539,470.40
                                                   2012        17.25           20.64         3,291,982.18
                                                   2013        20.64           25.92         3,718,443.28
                                                   2014        25.92           26.14         3,583,443.08
                                                   2015        26.14           26.83         3,470,615.39
                                                   2016        26.83           26.56         3,093,920.82
                                                   2017        26.56           35.87         2,571,026.45
                                                   2018        35.87           30.77         2,363,555.51
PanAgora Global Diversified Risk Investment        2014         0.99            1.03         3,855,645.65
  Division (Class B) (4/28/2014)..................
                                                   2015         1.03            0.96        16,973,682.53
                                                   2016         0.96            1.06        41,231,237.10
                                                   2017         1.06            1.18        45,428,283.50
                                                   2018         1.18            1.07        38,673,400.53
PIMCO Inflation Protected Bond Investment          2009        11.23           13.09        14,097,736.84
  Division (Class B) (5/1/2006)...................
                                                   2010        13.09           13.93        18,853,712.18
                                                   2011        13.93           15.29        22,060,834.54
                                                   2012        15.29           16.48        23,103,607.27
                                                   2013        16.48           14.76        20,921,626.20
                                                   2014        14.76           15.00        18,776,351.61
                                                   2015        15.00           14.36        17,352,657.26
                                                   2016        14.36           14.88        15,970,778.59
                                                   2017        14.88           15.21        15,194,383.64
                                                   2018        15.21           14.66        12,707,564.46
PIMCO Total Return Investment Division (Class B).. 2009        13.35           15.56        21,012,926.60
  .
                                                   2010        15.56           16.62        29,547,685.64
                                                   2011        16.62           16.94        32,720,206.08
                                                   2012        16.94           18.28        33,459,538.47
                                                   2013        18.28           17.70        33,294,516.54
                                                   2014        17.70           18.22        30,162,776.71
                                                   2015        18.22           17.99        27,944,679.28
                                                   2016        17.99           18.23        25,398,948.88
                                                   2017        18.23           18.82        24,139,131.37
                                                   2018        18.82           18.54        19,937,854.07
Schroders Global Multi-Asset Investment Division   2012         1.01            1.06        67,974,801.15
  (Class B) (4/30/2012)...........................
                                                   2013         1.06            1.16       167,476,225.23
                                                   2014         1.16            1.23       186,926,839.25
                                                   2015         1.23            1.21       228,593,841.12
                                                   2016         1.21            1.26       240,613,022.67
                                                   2017         1.26            1.42       223,663,272.66
                                                   2018         1.42            1.27       356,011,518.05

---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
Schroders Global Multi-Asset Investment Division
  (Class B) (formerly Pyramis(R) Managed Risk
  Investment Division (Class B))
 (4/29/2013)...................................... 2013         10.21          10.76        2,942,032.89
                                                   2014         10.76          11.54        6,462,747.17
                                                   2015         11.54          11.26       17,140,291.91
                                                   2016         11.26          11.63       20,799,330.20
                                                   2017         11.63          13.37       19,853,789.36
                                                   2018         13.37          12.80                0.00
SSGA Growth and Income ETF Investment Division     2009          8.61          10.62        9,979,215.54
  (Class B) (5/1/2006)............................
                                                   2010         10.62          11.77       27,821,570.04
                                                   2011         11.77          11.75       39,524,198.83
                                                   2012         11.75          13.09       40,225,522.76
                                                   2013         13.09          14.60       38,653,105.18
                                                   2014         14.60          15.26       36,167,858.36
                                                   2015         15.26          14.77       34,085,827.28
                                                   2016         14.77          15.43       32,122,186.00
                                                   2017         15.43          17.66       27,978,937.46
                                                   2018         17.66          16.30       23,097,783.49
SSGA Growth ETF Investment Division (Class B)      2009          7.89          10.06        3,058,162.85
  (5/1/2006)......................................
                                                   2010         10.06          11.35        4,291,610.98
                                                   2011         11.35          10.97        4,758,320.83
                                                   2012         10.97          12.46        5,212,125.54
                                                   2013         12.46          14.53        5,780,859.59
                                                   2014         14.53          15.12        5,831,845.05
                                                   2015         15.12          14.59        5,624,540.44
                                                   2016         14.59          15.40        5,188,070.73
                                                   2017         15.40          18.19        4,585,522.22
                                                   2018         18.19          16.39        4,135,111.90
T. Rowe Price Large Cap Growth Investment          2009          8.82          12.46        3,970,534.93
  Division (Class B)..............................
                                                   2010         12.46          14.37        3,678,828.63
                                                   2011         14.37          14.00        3,523,915.22
                                                   2012         14.00          16.41        3,395,403.28
                                                   2013         16.41          22.49        6,484,456.47
                                                   2014         22.49          24.17        6,147,922.34
                                                   2015         24.17          26.38        6,380,378.67
                                                   2016         26.38          26.46        6,304,089.17
                                                   2017         26.46          34.88        5,814,440.79
                                                   2018         34.88          34.04        5,166,723.09
T. Rowe Price Large Cap Growth Investment          2009          3.54           5.57        6,605,032.05
  Division (Class B) (formerly RCM Technology
  Investment Division (Class B))..................
                                                   2010          5.57           7.02        7,452,605.10
                                                   2011          7.02           6.25        8,293,969.11
                                                   2012          6.25           6.92        7,942,344.23
                                                   2013          6.92           7.24                0.00
T. Rowe Price Mid Cap Growth Investment Division   2009          5.87           8.43        8,896,812.31
  (Class B).......................................
                                                   2010          8.43          10.63       10,543,521.65
                                                   2011         10.63          10.33       11,726,128.73
                                                   2012         10.33          11.60       11,397,693.54
                                                   2013         11.60          15.64       10,844,895.76
                                                   2014         15.64          17.42       10,327,747.97
                                                   2015         17.42          18.35       10,275,764.81
                                                   2016         18.35          19.25        9,539,705.33
                                                   2017         19.25          23.72        8,490,169.13
                                                   2018         23.72          22.91        7,172,584.32

                                                    ---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
T. Rowe Price Small Cap Growth Investment          2009         10.16          13.92        1,973,633.33
  Division (Class B)..............................
                                                   2010         13.92          18.51        2,914,342.13
                                                   2011         18.51          18.54        3,448,513.28
                                                   2012         18.54          21.23        3,334,995.65
                                                   2013         21.23          30.22        3,293,870.13
                                                   2014         30.22          31.83        3,163,635.81
                                                   2015         31.83          32.21        3,305,734.92
                                                   2016         32.21          35.46        3,029,777.84
                                                   2017         35.46          42.92        2,783,899.03
                                                   2018         42.92          39.51        2,393,824.72
Victory Sycamore Mid Cap Value Investment
  Division (Class B) (formerly Neuberger Berman Mid
  Cap Value Investment Division (Class
 B)).............................................. 2009         14.02          20.45        6,093,473.84
                                                   2010         20.45          25.46        6,870,168.76
                                                   2011         25.46          23.47        7,124,065.55
                                                   2012         23.47          25.96                0.00
Victory Sycamore Mid Cap Value Investment          2012         25.84          26.59        6,561,328.53
  Division (Class B)..............................
                                                   2013         26.59          34.22        5,868,523.88
                                                   2014         34.22          37.05        5,282,697.59
                                                   2015         37.05          33.30        4,962,252.48
                                                   2016         33.30          37.99        4,457,585.35
                                                   2017         37.99          41.08        4,055,704.76
                                                   2018         41.08          36.45        3,413,984.19
Western Asset Management Strategic Bond            2009         18.05          23.51        4,288,945.49
  Opportunities Investment Division (Class B).....
                                                   2010         23.51          26.12        4,249,228.87
                                                   2011         26.12          27.30        3,809,961.74
                                                   2012         27.30          30.00        3,545,424.51
                                                   2013         30.00          29.87        3,243,839.73
                                                   2014         29.87          31.06        2,890,110.44
                                                   2015         31.06          30.06        2,557,491.56
                                                   2016         30.06          32.15        6,284,359.42
                                                   2017         32.15          34.28        5,679,363.63
                                                   2018         34.28          32.49        4,949,953.03
Western Asset Management Strategic Bond
  Opportunities Investment Division (Class B)
  (formerly Lord Abbett Bond Debenture
 Investment Division (Class B))................... 2009         15.73          21.25        4,795,673.99
                                                   2010         21.25          23.71        5,207,933.54
                                                   2011         23.71          24.46        5,522,429.14
                                                   2012         24.46          27.28        5,370,333.81
                                                   2013         27.28          29.09        5,443,285.29
                                                   2014         29.09          30.12        5,271,936.00
                                                   2015         30.12          29.10        4,743,807.12
                                                   2016         29.10          30.00                0.00
Western Asset Management U.S. Government           2009         16.62          17.08        5,880,515.48
  Investment Division (Class B)...................
                                                   2010         17.08          17.80        6,431,005.46
                                                   2011         17.80          18.50        6,310,303.78
                                                   2012         18.50          18.83        6,276,242.56
                                                   2013         18.83          18.43        6,066,931.54
                                                   2014         18.43          18.66        5,524,684.17
                                                   2015         18.66          18.49        5,014,789.22
                                                   2016         18.49          18.44        4,676,725.91
                                                   2017         18.44          18.52        4,463,477.63
                                                   2018         18.52          18.42        3,764,852.28

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
                                                              At 1.50 Separate Account Charge:
                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------
American Funds Bond Investment Division (Class 2)  2009         13.97          15.53        4,993,122.00
  (5/1/2006)......................................
                                                   2010         15.53          16.29        4,748,102.21
                                                   2011         16.29          17.03        4,256,384.37
                                                   2012         17.03          17.67        3,985,089.74
                                                   2013         17.67          17.03        3,779,469.00
                                                   2014         17.03          17.67        3,419,234.31
                                                   2015         17.67          17.45        3,082,110.55
                                                   2016         17.45          17.70        2,988,827.50
                                                   2017         17.70          18.07        2,832,566.53
                                                   2018         18.07          17.68        2,461,267.13
American Funds Global Small Capitalization         2009         16.37          25.46        7,376,589.98
  Investment Division (Class 2)...................
                                                   2010         25.46          30.70        7,743,762.55
                                                   2011         30.70          24.45        8,041,761.60
                                                   2012         24.45          28.46        7,363,012.38
                                                   2013         28.46          35.97        6,676,357.08
                                                   2014         35.97          36.19        6,275,974.03
                                                   2015         36.19          35.74        5,723,908.81
                                                   2016         35.74          35.95        5,200,970.75
                                                   2017         35.95          44.59        4,520,969.90
                                                   2018         44.59          39.29        3,910,224.16
American Funds Growth Investment Division (Class   2009         98.16         130.70        2,969,105.42
  2)..............................................
                                                   2010        130.70         152.81        2,777,826.76
                                                   2011        152.81         144.10        2,598,642.84
                                                   2012        144.10         167.34        2,346,742.21
                                                   2013        167.34         214.48        2,087,797.76
                                                   2014        214.48         229.26        1,838,299.75
                                                   2015        229.26         241.34        1,590,615.52
                                                   2016        241.34         260.30        1,389,477.60
                                                   2017        260.30         328.99        1,191,665.68
                                                   2018        328.99         323.26          998,568.86
American Funds Growth-Income Investment Division   2009         73.97          92.76        2,337,384.35
  (Class 2).......................................
                                                   2010         92.76         101.82        2,535,035.68
                                                   2011        101.82          98.48        2,636,733.23
                                                   2012         98.48         113.96        2,481,403.31
                                                   2013        113.96         149.88        2,235,737.74
                                                   2014        149.88         163.35        2,065,971.05
                                                   2015        163.35         163.26        1,909,121.24
                                                   2016        163.26         179.35        1,747,404.24
                                                   2017        179.35         216.24        1,520,990.32
                                                   2018        216.24         209.20        1,268,878.11








                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division   2012         10.12          10.40            0.00
  (Class B) (4/30/2012)...........................
                                                   2013         10.40          11.30            0.00
                                                   2014         11.30          11.86            0.00
                                                   2015         11.86          11.65            0.00
                                                   2016         11.65          11.80            0.00
                                                   2017         11.80          13.10            0.00
                                                   2018         13.10          11.91            0.00

                                                    ---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
American Funds Bond Investment Division+ (Class    2009         12.53          13.77          7,029.29
  2) (5/1/2006)...................................
                                                   2010         13.77          14.30              4.73
                                                   2011         14.30          14.81              0.00
                                                   2012         14.81          15.23              0.00
                                                   2013         15.23          14.54              0.00
                                                   2014         14.54          14.93              0.00
                                                   2015         14.93          14.61              0.00
                                                   2016         14.61          14.68              0.00
                                                   2017         14.68          14.85              0.00
                                                   2018         14.85          14.39              0.00
American Funds Global Small Capitalization         2009         14.47          22.78         22,122.14
  Investment Division+ (Class 2)..................
                                                   2010         22.78          27.21          6,180.50
                                                   2011         27.21          21.47              0.00
                                                   2012         21.47          24.76              0.00
                                                   2013         24.76          30.99              0.00
                                                   2014         30.99          30.88              0.00
                                                   2015         30.88          30.22              0.00
                                                   2016         30.22          30.10              0.00
                                                   2017         30.10          36.98              0.00
                                                   2018         36.98          32.28              0.00
American Funds Growth Investment Division+ (Class  2009         75.11         102.18          8,780.01
  2)..............................................
                                                   2010        102.18         118.33          1,750.10
                                                   2011        118.33         110.54              0.00
                                                   2012        110.54         127.14              0.00
                                                   2013        127.14         161.42              0.00
                                                   2014        161.42         170.91              0.00
                                                   2015        170.91         178.21              0.00
                                                   2016        178.21         190.40              0.00
                                                   2017        190.40         238.38              0.00
                                                   2018        238.38         232.00              0.00
American Funds Growth-Income Investment Division+  2009         56.63          72.52         10,577.71
  (Class 2).......................................
                                                   2010         72.52          78.85          2,314.64
                                                   2011         78.85          75.54              0.00
                                                   2012         75.54          86.59              0.00
                                                   2013         86.59         112.80              0.00
                                                   2014        112.80         121.78              0.00
                                                   2015        121.78         120.56              0.00
                                                   2016        120.56         131.20              0.00
                                                   2017        131.20         156.69              0.00
                                                   2018        156.69         150.14              0.00
American Funds(R) Balanced Allocation Investment   2009          6.96           8.80         11,907.08
  Division (Class C) (4/28/2008)..................
                                                   2010          8.80           9.65          6,042.41
                                                   2011          9.65           9.23         11,987.26
                                                   2012          9.23          10.24         11,987.26
                                                   2013         10.24          11.86          5,090.21
                                                   2014         11.86          12.29              0.00
                                                   2015         12.29          11.93              0.00
                                                   2016         11.93          12.57              0.00
                                                   2017         12.57          14.35              0.00
                                                   2018         14.35          13.42              0.00

---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
American Funds(R) Growth Allocation Investment     2009         6.32           8.27          114,287.06
  Division (Class C) (4/28/2008)..................
                                                   2010         8.27           9.18           96,059.48
                                                   2011         9.18           8.54           74,611.13
                                                   2012         8.54           9.70            3,236.88
                                                   2013         9.70          11.86            2,622.05
                                                   2014        11.86          12.33                0.00
                                                   2015        12.33          11.96                0.00
                                                   2016        11.96          12.73                0.00
                                                   2017        12.73          15.10                0.00
                                                   2018        15.10          13.91                0.00
American Funds(R) Moderate Allocation Investment   2009         7.63           9.21           32,417.74
  Division (Class C) (4/28/2008)..................
                                                   2010         9.21           9.89           24,077.26
                                                   2011         9.89           9.68            2,044.05
                                                   2012         9.68          10.49           58,864.32
                                                   2013        10.49          11.63            1,369.67
                                                   2014        11.63          12.06                0.00
                                                   2015        12.06          11.70                0.00
                                                   2016        11.70          12.24                0.00
                                                   2017        12.24          13.51                0.00
                                                   2018        13.51          12.75                0.00
AQR Global Risk Balanced Investment Division       2012        11.05          11.38                0.00
  (Class B) (4/30/2012)...........................
                                                   2013        11.38          10.74                0.00
                                                   2014        10.74          10.92                0.00
                                                   2015        10.92           9.65                0.00
                                                   2016         9.65          10.27                0.00
                                                   2017        10.27          11.03                0.00
                                                   2018        11.03          10.09                0.00
Baillie Gifford International Stock Investment     2009         9.13          10.87            4,565.85
  Division (Class B)..............................
                                                   2010        10.87          11.36            4,828.95
                                                   2011        11.36           8.86            1,587.82
                                                   2012         8.86          10.34              570.89
                                                   2013        10.34          11.63              130.65
                                                   2014        11.63          10.99                0.00
                                                   2015        10.99          10.50                0.00
                                                   2016        10.50          10.78                0.00
                                                   2017        10.78          14.22                0.00
                                                   2018        14.22          11.50                0.00
BlackRock Bond Income Investment Division (Class   2009        36.67          39.13            8,186.58
  B)..............................................
                                                   2010        39.13          41.33            8,240.76
                                                   2011        41.33          42.94            3,474.55
                                                   2012        42.94          45.01            2,281.43
                                                   2013        45.01          43.54              510.23
                                                   2014        43.54          45.45                0.00
                                                   2015        45.45          44.57                0.00
                                                   2016        44.57          44.80                0.00
                                                   2017        44.80          45.47                0.00
                                                   2018        45.47          44.16                0.00

                                                    ---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
BlackRock Capital Appreciation Investment          2009         17.58          23.46          10,163.65
  Division (Class B)..............................
                                                   2010         23.46          27.39           9,946.90
                                                   2011         27.39          24.31           7,167.21
                                                   2012         24.31          27.10           4,717.63
                                                   2013         27.10          35.47           3,001.86
                                                   2014         35.47          37.66               0.00
                                                   2015         37.66          39.01               0.00
                                                   2016         39.01          38.07               0.00
                                                   2017         38.07          49.70               0.00
                                                   2018         49.70          49.62               0.00
BlackRock Capital Appreciation Investment          2009          8.58           8.92               0.00
  Division (Class B) (formerly FI Large Cap
  Investment Division (Class B)) (5/1/2006).......
BlackRock Global Tactical Strategies Investment    2012          9.88          10.14               0.00
  Division (Class B) (4/30/2012)..................
                                                   2013         10.14          10.93               0.00
                                                   2014         10.93          11.31               0.00
                                                   2015         11.31          11.04               0.00
                                                   2016         11.04          11.27               0.00
                                                   2017         11.27          12.48               0.00
                                                   2018         12.48          11.32               0.00
BlackRock Ultra-Short Term Bond Investment         2009         19.01          18.62           5,711.69
  Division (Class B)..............................
                                                   2010         18.62          18.20           5,714.17
                                                   2011         18.20          17.78           5,711.71
                                                   2012         17.78          17.38               0.00
                                                   2013         17.38          16.98               0.00
                                                   2014         16.98          16.60               0.00
                                                   2015         16.60          16.22               0.00
                                                   2016         16.22          15.87               0.00
                                                   2017         15.87          15.61               0.00
                                                   2018         15.61          15.49               0.00
Brighthouse Asset Allocation 100 Investment
  Division (Class B) (formerly MetLife Aggressive
  Allocation Investment Division (Class B))
 (5/1/2005)....................................... 2009          7.35           9.45          36,464.21
                                                   2010          9.45          10.68          34,750.74
                                                   2011         10.68          11.55               0.00
Brighthouse Asset Allocation 100 Investment        2011         11.52           9.80          13,700.12
  Division (Class B)..............................
                                                   2012          9.80          11.18          12,052.85
                                                   2013         11.18          14.15               0.00
                                                   2014         14.15          14.54               0.00
                                                   2015         14.54          13.92               0.00
                                                   2016         13.92          14.83               0.00
                                                   2017         14.83          17.81               0.00
                                                   2018         17.81          15.65               0.00
Brighthouse Asset Allocation 20 Investment         2009          9.23          10.87          12,640.10
  Division (Class B) (5/1/2005)...................
                                                   2010         10.87          11.69          12,602.11
                                                   2011         11.69          11.79           2,131.99
                                                   2012         11.79          12.58               0.00
                                                   2013         12.58          12.82               0.00
                                                   2014         12.82          13.09               0.00
                                                   2015         13.09          12.72               0.00
                                                   2016         12.72          12.99               0.00
                                                   2017         12.99          13.58               0.00
                                                   2018         13.58          12.92               0.00

---------------------------



                                                          BEGINNING OF
                                                              YEAR        END OF YEAR       NUMBER OF
                                                          ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
Brighthouse Asset Allocation 40 Investment        2009         8.77           10.60         129,842.31
  Division (Class B) (5/1/2005)...................
                                                  2010        10.60           11.55         102,168.09
                                                  2011        11.55           11.41          20,295.40
                                                  2012        11.41           12.42          25,152.38
                                                  2013        12.42           13.47          15,251.94
                                                  2014        13.47           13.81               0.00
                                                  2015        13.81           13.35               0.00
                                                  2016        13.35           13.84               0.00
                                                  2017        13.84           14.97               0.00
                                                  2018        14.97           13.98               0.00
Brighthouse Asset Allocation 60 Investment        2009         8.30           10.26         201,032.98
  Division (Class B) (5/1/2005)...................
                                                  2010        10.26           11.35         179,503.37
                                                  2011        11.35           10.94         128,655.59
                                                  2012        10.94           12.11         118,762.91
                                                  2013        12.11           13.96          18,795.86
                                                  2014        13.96           14.33               0.00
                                                  2015        14.33           13.83               0.00
                                                  2016        13.83           14.48               0.00
                                                  2017        14.48           16.23               0.00
                                                  2018        16.23           14.89               0.00
Brighthouse Asset Allocation 80 Investment
  Division (Class A) (formerly MetLife Growth
  Strategy Investment Division (Class B))
 (4/29/2013)..................................... 2013        11.11           12.59               0.00
                                                  2014        12.59           12.50               0.00
Brighthouse Asset Allocation 80 Investment        2009         7.83            9.88         126,014.39
  Division (Class B) (5/1/2005)...................
                                                  2010         9.88           11.07          85,467.68
                                                  2011        11.07           10.41          53,725.29
                                                  2012        10.41           11.74          22,790.02
                                                  2013        11.74           14.27          12,362.32
                                                  2014        14.27           14.67           1,036.29
                                                  2015        14.67           14.09               0.00
                                                  2016        14.09           14.89               0.00
                                                  2017        14.89           17.35               0.00
                                                  2018        17.35           15.58               0.00
Brighthouse Asset Allocation 80 Investment
  Division (formerly Met/Franklin Templeton
  Founding Strategy Investment Division (Class
 B)) (4/28/2008)................................. 2009         6.99            8.78           1,691.37
                                                  2010         8.78            9.44               7.31
                                                  2011         9.44            9.06               0.00
                                                  2012         9.06           10.28               0.00
                                                  2013        10.28           11.04               0.00
Brighthouse Balanced Plus Investment Division     2012         9.91           10.30               0.00
  (Class B) (4/30/2012)...........................
                                                  2013        10.30           11.52               0.00
                                                  2014        11.52           12.34               0.00
                                                  2015        12.34           11.57               0.00
                                                  2016        11.57           12.25               0.00
                                                  2017        12.25           14.17               0.00
                                                  2018        14.17           12.82               0.00

                                                    ---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
Brighthouse/Artisan Mid Cap Value Investment       2009         16.53          22.81          9,928.94
  Division (Class B)..............................
                                                   2010         22.81          25.58          7,417.85
                                                   2011         25.58          26.62          7,451.42
                                                   2012         26.62          29.03            968.59
                                                   2013         29.03          38.72            647.84
                                                   2014         38.72          38.48              0.00
                                                   2015         38.48          33.97              0.00
                                                   2016         33.97          40.71              0.00
                                                   2017         40.71          44.78              0.00
                                                   2018         44.78          37.89              0.00
Brighthouse/Franklin Low Duration Total Return     2011          9.98           9.70              0.00
  Investment Division (Class B) (5/2/2011)........
                                                   2012          9.70           9.90              0.00
                                                   2013          9.90           9.79              0.00
                                                   2014          9.79           9.66              0.00
                                                   2015          9.66           9.39              0.00
                                                   2016          9.39           9.46              0.00
                                                   2017          9.46           9.37              0.00
                                                   2018          9.37           9.19              0.00
Brighthouse/Wellington Balanced Investment         2009         26.44          30.23          3,973.04
  Division (Class B)..............................
                                                   2010         30.23          32.30          3,538.65
                                                   2011         32.30          32.70          1,896.79
                                                   2012         32.70          35.82            674.46
                                                   2013         35.82          42.10            475.34
                                                   2014         42.10          45.38              0.00
                                                   2015         45.38          45.36              0.00
                                                   2016         45.36          47.32              0.00
                                                   2017         47.32          53.12              0.00
                                                   2018         53.12          49.82              0.00
Brighthouse/Wellington Core Equity Opportunities   2009         20.30          26.12         11,771.85
  Investment Division (Class B)...................
                                                   2010         26.12          28.52          9,907.88
                                                   2011         28.52          26.68          6,085.03
                                                   2012         26.68          29.36          2,283.99
                                                   2013         29.36          38.27          1,268.02
                                                   2014         38.27          41.27              0.00
                                                   2015         41.27          41.20              0.00
                                                   2016         41.20          43.10              0.00
                                                   2017         43.10          50.05              0.00
                                                   2018         50.05          48.73              0.00
Brighthouse/Wellington Large Cap Research          2009         38.69          45.07            693.76
  Investment Division (Class B)...................
                                                   2010         45.07          49.53            796.37
                                                   2011         49.53          48.53            199.13
                                                   2012         48.53          53.78              0.00
                                                   2013         53.78          70.58              0.00
                                                   2014         70.58          78.29              0.00
                                                   2015         78.29          79.95              0.00
                                                   2016         79.95          84.60              0.00
                                                   2017         84.60         100.83              0.00
                                                   2018        100.83          92.29              0.00

---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
Clarion Global Real Estate Investment Division     2009          8.98          11.83          40,055.85
  (Class B).......................................
                                                   2010         11.83          13.43          24,505.95
                                                   2011         13.43          12.39          14,183.25
                                                   2012         12.39          15.25           1,028.99
                                                   2013         15.25          15.43           2,863.99
                                                   2014         15.43          17.08               0.00
                                                   2015         17.08          16.46               0.00
                                                   2016         16.46          16.23               0.00
                                                   2017         16.23          17.56               0.00
                                                   2018         17.56          15.68               0.00
ClearBridge Aggressive Growth Investment Division  2009          4.39           5.71           4,797.99
  (Class B).......................................
                                                   2010          5.71           6.91           3,802.41
                                                   2011          6.91           6.97           2,883.18
                                                   2012          6.97           8.07             335.51
                                                   2013          8.07          11.49               0.00
                                                   2014         11.49          13.35               0.00
                                                   2015         13.35          12.52               0.00
                                                   2016         12.52          12.56               0.00
                                                   2017         12.56          14.54               0.00
                                                   2018         14.54          13.20               0.00
ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly ClearBridge Aggressive Growth
  II Investment Division (Class
 B)) (1/1/2008)................................... 2009         80.39         112.23           5,447.79
                                                   2010        112.23         119.98           4,669.92
                                                   2011        119.98         108.41           1,571.12
                                                   2012        108.41         129.79             529.50
                                                   2013        129.79         163.35             204.55
                                                   2014        163.35         169.62               0.00
ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge
  Aggressive Growth Investment
 Division (Class B) and before that Legg Mason
   Value Equity Investment Division (Class B) and
   before that MFS(R) Investors Trust
 Investment Division (Class B)) (Class B)......... 2009          3.81           5.14             453.99
                                                   2010          5.14           5.39             465.61
                                                   2011          5.39           5.72               0.00
Fidelity Institutional Asset Management(R)
  Government Income Portfolio (Class B) (formerly
  Pyramis(R) Government Income Investment
 Division (Class B)) (4/30/2012).................. 2012         10.67          10.77               0.00
                                                   2013         10.77          10.05               0.00
                                                   2014         10.05          10.56               0.00
                                                   2015         10.56          10.37               0.00
                                                   2016         10.37          10.26               0.00
                                                   2017         10.26          10.29               0.00
                                                   2018         10.29          10.05               0.00
Frontier Mid Cap Growth Investment Division        2009         22.36          32.57           4,551.30
  (Class B).......................................
                                                   2010         32.57          36.61           4,237.52
                                                   2011         36.61          34.61             653.21
                                                   2012         34.61          37.44             192.85
                                                   2013         37.44          48.46             120.89
                                                   2014         48.46          52.51               0.00
                                                   2015         52.51          52.65               0.00
                                                   2016         52.65          54.10               0.00
                                                   2017         54.10          66.06               0.00
                                                   2018         66.06          60.74               0.00

                                                    ---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
Harris Oakmark International Investment Division   2009         10.64          16.13          14,682.63
  (Class B).......................................
                                                   2010         16.13          18.35          16,577.67
                                                   2011         18.35          15.38           9,337.47
                                                   2012         15.38          19.42           1,730.62
                                                   2013         19.42          24.77             983.35
                                                   2014         24.77          22.81               0.00
                                                   2015         22.81          21.28               0.00
                                                   2016         21.28          22.50               0.00
                                                   2017         22.50          28.68               0.00
                                                   2018         28.68          21.30               0.00
Invesco Balanced-Risk Allocation Investment        2012          1.01           1.04               0.00
  Division (Class B) (4/30/2012)..................
                                                   2013          1.04           1.03               0.00
                                                   2014          1.03           1.06               0.00
                                                   2015          1.06           1.00               0.00
                                                   2016          1.00           1.09               0.00
                                                   2017          1.09           1.17               0.00
                                                   2018          1.17           1.07               0.00
Invesco Small Cap Growth Investment Division       2009          9.07          11.86           1,727.70
  (Class B).......................................
                                                   2010         11.86          14.63           3,246.29
                                                   2011         14.63          14.14             212.11
                                                   2012         14.14          16.34             208.00
                                                   2013         16.34          22.39             193.98
                                                   2014         22.39          23.61               0.00
                                                   2015         23.61          22.68               0.00
                                                   2016         22.68          24.70               0.00
                                                   2017         24.70          30.25               0.00
                                                   2018         30.25          26.89               0.00
Jennison Growth Investment Division (Class B)..... 2009          3.14           4.28          15,098.89
                                                   2010          4.28           4.65          16,993.57
                                                   2011          4.65           4.56           1,981.35
                                                   2012          4.56           5.15             672.28
                                                   2013          5.15           6.88               0.00
                                                   2014          6.88           7.31               0.00
                                                   2015          7.31           7.90               0.00
                                                   2016          7.90           7.71               0.00
                                                   2017          7.71          10.33               0.00
                                                   2018         10.33          10.10               0.00
Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation
  Investment Division (Class B))
 (5/1/2005)....................................... 2009          5.12           7.19           3,783.20
                                                   2010          7.19           7.69           1,895.10
                                                   2011          7.69           7.41             158.67
                                                   2012          7.41           8.31               0.00
JPMorgan Global Active Allocation Investment       2012          1.01           1.04               0.00
  Division (Class B) (4/30/2012)..................
                                                   2013          1.04           1.13               0.00
                                                   2014          1.13           1.18               0.00
                                                   2015          1.18           1.16               0.00
                                                   2016          1.16           1.17               0.00
                                                   2017          1.17           1.33               0.00
                                                   2018          1.33           1.21               0.00

---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
JPMorgan Global Active Allocation Investment
  Division (Class B) (formerly Allianz Global
  Investors Dynamic Multi-Asset Plus
 investment Division (Class B)) (4/28/2014)....... 2014         0.99           1.03               0.00
                                                   2015         1.03           1.00               0.00
                                                   2016         1.00           0.99               0.00
                                                   2017         0.99           1.12               0.00
                                                   2018         1.12           1.09               0.00
Loomis Sayles Global Markets Investment Division   2013        12.44          13.59               0.00
  (Class B) (4/29/2013)...........................
                                                   2014        13.59          13.74               0.00
                                                   2015        13.74          13.60               0.00
                                                   2016        13.60          13.92               0.00
                                                   2017        13.92          16.73               0.00
                                                   2018        16.73          15.47               0.00
Loomis Sayles Global Markets Investment Division
  (Class B) (formerly Met/Franklin Income
  Investment Division (Class B))
 (4/28/2008)...................................... 2009         7.93           9.91           5,230.87
                                                   2010         9.91          10.83          10,361.15
                                                   2011        10.83          10.81               0.00
                                                   2012        10.81          11.88              85.12
                                                   2013        11.88          12.37               0.00
Loomis Sayles Small Cap Core Investment Division   2009        19.48          24.73           6,016.67
  (Class B).......................................
                                                   2010        24.73          30.75           4,921.81
                                                   2011        30.75          30.15           3,835.33
                                                   2012        30.15          33.67             429.08
                                                   2013        33.67          46.29              93.71
                                                   2014        46.29          46.83               0.00
                                                   2015        46.83          44.96               0.00
                                                   2016        44.96          52.28               0.00
                                                   2017        52.28          58.74               0.00
                                                   2018        58.74          50.91               0.00
Loomis Sayles Small Cap Growth Investment          2009         6.03           7.64           1,815.08
  Division (Class B)..............................
                                                   2010         7.64           9.81           2,282.53
                                                   2011         9.81           9.85             225.77
                                                   2012         9.85          10.68               0.00
                                                   2013        10.68          15.49               0.00
                                                   2014        15.49          15.28               0.00
                                                   2015        15.28          15.14               0.00
                                                   2016        15.14          15.69               0.00
                                                   2017        15.69          19.43               0.00
                                                   2018        19.43          19.04               0.00
MetLife Aggregate Bond Index Investment Division   2009        13.13          13.47          96,300.15
  (Class B).......................................
                                                   2010        13.47          13.91          89,993.46
                                                   2011        13.91          14.59          48,329.35
                                                   2012        14.59          14.77          41,735.30
                                                   2013        14.77          14.07             820.65
                                                   2014        14.07          14.50               0.00
                                                   2015        14.50          14.19               0.00
                                                   2016        14.19          14.16               0.00
                                                   2017        14.16          14.25               0.00
                                                   2018        14.25          13.86               0.00

                                                    ---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
MetLife Mid Cap Stock Index Investment Division    2009         9.62           12.85          27,712.70
  (Class B).......................................
                                                   2010        12.85           15.83          22,143.89
                                                   2011        15.83           15.13          11,560.20
                                                   2012        15.13           17.35           3,700.78
                                                   2013        17.35           22.52             115.73
                                                   2014        22.52           24.04               0.00
                                                   2015        24.04           22.88               0.00
                                                   2016        22.88           26.86               0.00
                                                   2017        26.86           30.35               0.00
                                                   2018        30.35           26.25               0.00
MetLife MSCI EAFE(R) Index Investment Division     2009         8.68           10.88          53,870.09
  (Class B).......................................
                                                   2010        10.88           11.48          47,299.74
                                                   2011        11.48            9.80          23,190.21
                                                   2012         9.80           11.30          14,725.72
                                                   2013        11.30           13.42           1,610.71
                                                   2014        13.42           12.29               0.00
                                                   2015        12.29           11.86               0.00
                                                   2016        11.86           11.71               0.00
                                                   2017        11.71           14.26               0.00
                                                   2018        14.26           11.97               0.00
MetLife Multi-Index Targeted Risk Investment       2013        10.75           11.17               0.00
  Division (Class B) (4/29/2013)..................
                                                   2014        11.17           11.92               0.00
                                                   2015        11.92           11.51               0.00
                                                   2016        11.51           11.74               0.00
                                                   2017        11.74           13.26               0.00
                                                   2018        13.26           12.02               0.00
MetLife Russell 2000(R) Index Investment Division  2009        10.64           13.06          20,687.61
  (Class B).......................................
                                                   2010        13.06           16.16          18,681.62
                                                   2011        16.16           15.12           5,528.29
                                                   2012        15.12           17.14           2,158.83
                                                   2013        17.14           23.15             180.13
                                                   2014        23.15           23.71               0.00
                                                   2015        23.71           22.13               0.00
                                                   2016        22.13           26.16               0.00
                                                   2017        26.16           29.24               0.00
                                                   2018        29.24           25.38               0.00
MetLife Stock Index Investment Division (Class B). 2009        23.25           28.61          71,716.73
  .
                                                   2010        28.61           32.01          63,378.77
                                                   2011        32.01           31.80          31,444.34
                                                   2012        31.80           35.87          14,187.01
                                                   2013        35.87           46.16             901.23
                                                   2014        46.16           51.02               0.00
                                                   2015        51.02           50.32               0.00
                                                   2016        50.32           54.77               0.00
                                                   2017        54.77           64.90               0.00
                                                   2018        64.90           60.35               0.00

---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
MFS(R) Research International Investment Division  2009         9.48           12.19          13,178.08
  (Class B).......................................
                                                   2010        12.19           13.27          14,416.07
                                                   2011        13.27           11.58           2,698.77
                                                   2012        11.58           13.20             515.21
                                                   2013        13.20           15.39               0.00
                                                   2014        15.39           13.99               0.00
                                                   2015        13.99           13.43               0.00
                                                   2016        13.43           13.01               0.00
                                                   2017        13.01           16.30               0.00
                                                   2018        16.30           13.70               0.00
MFS(R) Total Return Investment Division (Class B). 2009        28.94           33.46           6,808.48
  .
                                                   2010        33.46           35.90           2,357.63
                                                   2011        35.90           35.84             132.21
                                                   2012        35.84           38.99               0.00
                                                   2013        38.99           45.23               0.00
                                                   2014        45.23           47.89               0.00
                                                   2015        47.89           46.62               0.00
                                                   2016        46.62           49.62               0.00
                                                   2017        49.62           54.40               0.00
                                                   2018        54.40           50.07               0.00
MFS(R) Value Investment Division (Class B)........ 2009         8.33            9.81          10,686.78
                                                   2010         9.81           10.66          10,556.28
                                                   2011        10.66           10.49          18,744.75
                                                   2012        10.49           11.92             315.62
                                                   2013        11.92           15.78             345.21
                                                   2014        15.78           17.05               0.00
                                                   2015        17.05           16.60               0.00
                                                   2016        16.60           18.51               0.00
                                                   2017        18.51           21.27               0.00
                                                   2018        21.27           18.65               0.00
MFS(R) Value Investment Division (Class B)         2009         8.83            9.59          13,124.41
  (formerly BlackRock Large Cap Value Investment
  Division (Class B)).............................
                                                   2010         9.59           10.20          12,861.88
                                                   2011        10.20           10.18           2,392.56
                                                   2012        10.18           11.33             332.33
                                                   2013        11.33           14.59             205.32
                                                   2014        14.59           15.65               0.00
                                                   2015        15.65           14.35               0.00
                                                   2016        14.35           16.56               0.00
                                                   2017        16.56           17.37               0.00
                                                   2018        17.37           16.70               0.00
MFS(R) Value Investment Division (Class B)         2009        16.63           19.74           3,951.38
  (formerly FI Value Leaders Investment Division
  (Class B))......................................
                                                   2010        19.74           22.05           3,895.47
                                                   2011        22.05           20.17           2,813.46
                                                   2012        20.17           22.76             429.42
                                                   2013        22.76           24.99               0.00
MFS(R) Value Investment Division (Class B)         2009         6.55            8.00           1,120.63
  (formerly Met/Franklin Mutual Shares Investment
  Division (Class B)) (4/28/2008).................
                                                   2010         8.00            8.68           2,803.17
                                                   2011         8.68            8.44             209.41
                                                   2012         8.44            9.39               0.00
                                                   2013         9.39           10.26               0.00

                                                    ---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
Morgan Stanley Mid Cap Growth Investment Division  2010         11.43          13.20          3,708.10
  (Class B).......................................
                                                   2011         13.20          12.00          1,301.57
                                                   2012         12.00          12.82            480.01
                                                   2013         12.82          17.42            406.77
                                                   2014         17.42          17.19            456.15
                                                   2015         17.19          15.96              0.00
                                                   2016         15.96          14.27              0.00
                                                   2017         14.27          19.52              0.00
                                                   2018         19.52          21.01              0.00
Morgan Stanley Mid Cap Growth Investment Division  2009          8.03          10.49          4,004.17
  (Class B) (formerly FI Mid Cap Opportunities
  Investment Division (Class B))..................
                                                   2010         10.49          11.31              0.00
Neuberger Berman Genesis Investment Division       2009         11.36          12.53         26,631.27
  (Class B).......................................
                                                   2010         12.53          14.86         25,275.69
                                                   2011         14.86          15.32         11,940.15
                                                   2012         15.32          16.43          1,961.11
                                                   2013         16.43          22.19          1,004.22
                                                   2014         22.19          21.62              0.00
                                                   2015         21.62          21.21              0.00
                                                   2016         21.21          24.54              0.00
                                                   2017         24.54          27.70              0.00
                                                   2018         27.70          25.18              0.00
Neuberger Berman Genesis Investment Division       2009          8.93          11.94          2,095.94
  (Class B) (formerly MLA Mid Cap Investment
  Division (Class B)).............................
                                                   2010         11.94          14.34          2,077.73
                                                   2011         14.34          13.28            270.47
                                                   2012         13.28          13.66            270.47
                                                   2013         13.66          14.77              0.00
Oppenheimer Global Equity Investment Division
  (Class B) (formerly Met/Templeton Growth
  Investment Division (Class B))
 (4/28/2008)...................................... 2009          6.52           8.46              0.00
                                                   2010          8.46           8.90              0.00
                                                   2011          8.90           8.10              0.00
                                                   2012          8.10           9.67            109.09
                                                   2013          9.67          10.25              0.00
Oppenheimer Global Equity Investment Division*     2009         10.65          14.55          9,028.03
  (Class B).......................................
                                                   2010         14.55          16.49          8,516.20
                                                   2011         16.49          14.76          5,883.98
                                                   2012         14.76          17.48             87.51
                                                   2013         17.48          21.71             70.13
                                                   2014         21.71          21.68              0.00
                                                   2015         21.68          22.02              0.00
                                                   2016         22.02          21.56              0.00
                                                   2017         21.56          28.82              0.00
                                                   2018         28.82          24.46              0.00
PanAgora Global Diversified Risk Investment        2014          0.99           1.02              0.00
  Division (Class B) (4/28/2014)..................
                                                   2015          1.02           0.95              0.00
                                                   2016          0.95           1.03              0.00
                                                   2017          1.03           1.13              0.00
                                                   2018          1.13           1.02              0.00

---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
PIMCO Inflation Protected Bond Investment          2009         10.58          12.20          59,007.34
  Division (Class B) (5/1/2006)...................
                                                   2010         12.20          12.85          42,735.27
                                                   2011         12.85          13.96          26,096.84
                                                   2012         13.96          14.89          13,879.69
                                                   2013         14.89          13.20           2,134.80
                                                   2014         13.20          13.27               0.00
                                                   2015         13.27          12.57               0.00
                                                   2016         12.57          12.89               0.00
                                                   2017         12.89          13.04               0.00
                                                   2018         13.04          12.43               0.00
PIMCO Total Return Investment Division (Class B).. 2009         12.29          14.17          31,646.98
  .
                                                   2010         14.17          14.98          42,914.23
                                                   2011         14.98          15.11          23,741.63
                                                   2012         15.11          16.13          14,419.09
                                                   2013         16.13          15.46           2,765.91
                                                   2014         15.46          15.74               0.00
                                                   2015         15.74          15.39               0.00
                                                   2016         15.39          15.43               0.00
                                                   2017         15.43          15.76               0.00
                                                   2018         15.76          15.36               0.00
Schroders Global Multi-Asset Investment Division   2012          1.01           1.06               0.00
  (Class B) (4/30/2012)...........................
                                                   2013          1.06           1.14               0.00
                                                   2014          1.14           1.20               0.00
                                                   2015          1.20           1.16               0.00
                                                   2016          1.16           1.20               0.00
                                                   2017          1.20           1.34               0.00
                                                   2018          1.34           1.18               0.00
Schroders Global Multi-Asset Investment Division
  (Class B) (formerly Pyramis(R) Managed Risk
  Investment Division (Class B))
 (4/29/2013)...................................... 2013         10.21          10.68               0.00
                                                   2014         10.68          11.34               0.00
                                                   2015         11.34          10.94               0.00
                                                   2016         10.94          11.18               0.00
                                                   2017         11.18          12.73               0.00
                                                   2018         12.73          12.14               0.00
SSGA Growth and Income ETF Investment Division     2009          8.32          10.15           1,728.44
  (Class B) (5/1/2006)............................
                                                   2010         10.15          11.14           5,809.92
                                                   2011         11.14          11.00           1,947.00
                                                   2012         11.00          12.13           1,976.56
                                                   2013         12.13          13.39               0.00
                                                   2014         13.39          13.84               0.00
                                                   2015         13.84          13.26               0.00
                                                   2016         13.26          13.71               0.00
                                                   2017         13.71          15.53               0.00
                                                   2018         15.53          14.18               0.00

                                                    ---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
SSGA Growth ETF Investment Division (Class B)      2009         7.63           9.62             505.52
  (5/1/2006)......................................
                                                   2010         9.62          10.74             650.95
                                                   2011        10.74          10.27             642.79
                                                   2012        10.27          11.54             637.66
                                                   2013        11.54          13.32             632.85
                                                   2014        13.32          13.72               0.00
                                                   2015        13.72          13.10               0.00
                                                   2016        13.10          13.68               0.00
                                                   2017        13.68          15.99               0.00
                                                   2018        15.99          14.26               0.00
T. Rowe Price Large Cap Growth Investment          2009         7.93          11.09          10,461.41
  Division (Class B)..............................
                                                   2010        11.09          12.65           6,889.79
                                                   2011        12.65          12.20          12,528.63
                                                   2012        12.20          14.14           1,888.93
                                                   2013        14.14          19.18           1,143.38
                                                   2014        19.18          20.40               0.00
                                                   2015        20.40          22.03               0.00
                                                   2016        22.03          21.86               0.00
                                                   2017        21.86          28.52               0.00
                                                   2018        28.52          27.55               0.00
T. Rowe Price Large Cap Growth Investment          2009         3.26           5.07          40,382.60
  Division (Class B) (formerly RCM Technology
  Investment Division (Class B))..................
                                                   2010         5.07           6.33          36,613.79
                                                   2011         6.33           5.57           7,905.03
                                                   2012         5.57           6.10             641.52
                                                   2013         6.10           6.36               0.00
T. Rowe Price Mid Cap Growth Investment Division   2009         5.40           7.68          45,199.89
  (Class B).......................................
                                                   2010         7.68           9.58          42,154.34
                                                   2011         9.58           9.21          22,667.44
                                                   2012         9.21          10.23             250.88
                                                   2013        10.23          13.66               0.00
                                                   2014        13.66          15.06               0.00
                                                   2015        15.06          15.70               0.00
                                                   2016        15.70          16.29               0.00
                                                   2017        16.29          19.87               0.00
                                                   2018        19.87          18.99               0.00
T. Rowe Price Small Cap Growth Investment          2009         8.97          12.16           6,530.70
  Division (Class B)..............................
                                                   2010        12.16          16.00           8,053.92
                                                   2011        16.00          15.87           4,312.19
                                                   2012        15.87          17.97           2,203.92
                                                   2013        17.97          25.32               0.00
                                                   2014        25.32          26.39               0.00
                                                   2015        26.39          26.43               0.00
                                                   2016        26.43          28.79               0.00
                                                   2017        28.79          34.48               0.00
                                                   2018        34.48          31.41               0.00
Victory Sycamore Mid Cap Value Investment
  Division (Class B) (formerly Neuberger Berman Mid
  Cap Value Investment Division (Class
 B)).............................................. 2009        12.60          18.19          19,651.37
                                                   2010        18.19          22.41          17,533.27
                                                   2011        22.41          20.44           8,148.49
                                                   2012        20.44          22.54               0.00

---------------------------



                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
Victory Sycamore Mid Cap Value Investment          2012         22.43          22.92          2,854.89
  Division (Class B)..............................
                                                   2013         22.92          29.18            771.39
                                                   2014         29.18          31.27              0.00
                                                   2015         31.27          27.81              0.00
                                                   2016         27.81          31.40              0.00
                                                   2017         31.40          33.59              0.00
                                                   2018         33.59          29.49              0.00
Western Asset Management Strategic Bond            2009         15.55          20.05         18,905.10
  Opportunities Investment Division (Class B).....
                                                   2010         20.05          22.04         25,124.00
                                                   2011         22.04          22.79         18,850.56
                                                   2012         22.79          24.79          7,419.46
                                                   2013         24.79          24.42              0.00
                                                   2014         24.42          25.13              0.00
                                                   2015         25.13          24.07              0.00
                                                   2016         24.07          25.47              0.00
                                                   2017         25.47          26.87              0.00
                                                   2018         26.87          25.20              0.00
Western Asset Management Strategic Bond
  Opportunities Investment Division (Class B)
  (formerly Lord Abbett Bond Debenture
 Investment Division (Class B))................... 2009         13.77          18.41         17,167.88
                                                   2010         18.41          20.32         10,542.47
                                                   2011         20.32          20.75          6,844.46
                                                   2012         20.75          22.90            663.91
                                                   2013         22.90          24.16              0.00
                                                   2014         24.16          24.75              0.00
                                                   2015         24.75          23.66              0.00
                                                   2016         23.66          24.31              0.00
Western Asset Management U.S. Government           2009         14.32          14.57         18,691.73
  Investment Division (Class B)...................
                                                   2010         14.57          15.02         17,270.73
                                                   2011         15.02          15.45          7,246.18
                                                   2012         15.45          15.56            547.23
                                                   2013         15.56          15.07              0.00
                                                   2014         15.07          15.10              0.00
                                                   2015         15.10          14.80              0.00
                                                   2016         14.80          14.61              0.00
                                                   2017         14.61          14.52              0.00
                                                   2018         14.52          14.29              0.00






                                                              At 2.55 Separate Account Charge:
                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------
American Funds Bond Investment Division (Class 2)  2009         12.36          13.60          3,374.12
  (5/1/2006)......................................
                                                   2010         13.60          14.11          3,029.74
                                                   2011         14.11          14.59          2,685.16
                                                   2012         14.59          14.99          1,451.34
                                                   2013         14.99          14.30            884.55
                                                   2014         14.30          14.67              0.00
                                                   2015         14.67          14.34              0.00
                                                   2016         14.34          14.39              0.00
                                                   2017         14.39          14.55              0.00
                                                   2018         14.55          14.08              0.00

                                                    ---------------------------



                                                              At 2.55 Separate Account Charge:
                                                           BEGINNING OF
                                                               YEAR        END OF YEAR       NUMBER OF
                                                           ACCUMULATION   ACCUMULATION     ACCUMULATION
INVESTMENT DIVISION                                 YEAR    UNIT VALUE     UNIT VALUE    UNITS END OF YEAR
-------------------------------------------------- ------ -------------- -------------- ------------------
American Funds Global Small Capitalization         2009         14.63          22.52          42,773.75
  Investment Division (Class 2)...................
                                                   2010         22.52          26.87          38,481.76
                                                   2011         26.87          21.18          16,878.39
                                                   2012         21.18          24.40           6,976.44
                                                   2013         24.40          30.51           2,349.77
                                                   2014         30.51          30.37               0.00
                                                   2015         30.37          29.69               0.00
                                                   2016         29.69          29.55               0.00
                                                   2017         29.55          36.26               0.00
                                                   2018         36.26          31.62               0.00
American Funds Growth Investment Division (Class   2009         75.56          99.56          13,515.46
  2)..............................................
                                                   2010         99.56         115.19          12,913.96
                                                   2011        115.19         107.49           6,492.23
                                                   2012        107.49         123.52           3,444.63
                                                   2013        123.52         156.66             582.18
                                                   2014        156.66         165.71               0.00
                                                   2015        165.71         172.62               0.00
                                                   2016        172.62         184.24               0.00
                                                   2017        184.24         230.43               0.00
                                                   2018        230.43         224.04               0.00
American Funds Growth-Income Investment Division   2009         56.94          70.67          15,064.49
  (Class 2).......................................
                                                   2010         70.67          76.76          12,576.45
                                                   2011         76.76          73.46           5,286.13
                                                   2012         73.46          84.12           1,344.56
                                                   2013         84.12         109.48             459.97
                                                   2014        109.48         118.07               0.00
                                                   2015        118.07         116.77               0.00
                                                   2016        116.77         126.95               0.00
                                                   2017        126.95         151.46               0.00
                                                   2018        151.46         144.99               0.00




* We are waiving a portion of the Separate Account charge for the Investment Divisions investing in the Brighthouse/Wellington Large Cap Research Portfolio and Oppenheimer Global Equity Portfolio.



The assets of the BlackRock Large Cap Value Portfolio of Brighthouse Funds Trust II merged into MFS(R) Value Investment Division of Brighthouse Funds Trust II on April 30, 2018. Accumulation Unit Values prior to April 30, 2018 are those of the BlackRock Large Cap Value Portfolio.



The assets of the Pyramis(R) Managed Risk Portfolio of Brighthouse Funds Trust I merged into Schroders Global Multi-Asset Portfolio of Brighthouse Funds Trust I on April 30, 2018. Accumulation Unit Values prior to April 30, 2018 are those of the Pyramis(R) Managed Risk Portfolio.



The assets of the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio of Brighthouse Funds Trust I merged into JPMorgan Global Active Allocation Portfolio of Brighthouse Funds Trust I on April 30, 2018. Accumulation Unit Values prior to April 30, 2018 are those of the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio.




The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment Division.

---------------------------

The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.



The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.



The assets of the FI Value Leaders Investment Division of the Metropolitan Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.



The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.



The assets of the Met/Franklin Mutual Shares Investment Division of the Met Investors Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.



The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.



The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.



The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division. The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.



The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.



The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.



The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

                                                    ---------------------------

The assets of Legg Mason Value Equity Investment Division of the Met Investors Fund were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.



The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.



The assets of FI Mid Cap Opportunities Investment Division of the Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth Investment Division of the Met Investors Fund on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.



The assets of FI Large Cap Investment Division of the Metropolitan Fund were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Metropolitan Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.



The assets of BlackRock Large Cap Investment Division (formerly BlackRock Investment Trust Investment Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.



The assets of the MFS(R) Investors Trust Investment Division of the Metropolitan Fund were merged into the Legg Mason Value Equity Investment Division of the Met Investors Fund prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.




The assets in Met/Putnam Voyager Investment Division of the Metropolitan Fund were merged into Jennison Growth Investment Division of the Metropolitan Fund prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.




+ The Accumulation Unit Values for this American Funds(R) Investment Division are calculated with an additional .15% Separate Account charge which was in effect prior to May 1, 2004



Please see the Table of Expenses for more information.

---------------------------

Appendix C


Portfolio Legal Names and Marketing Names



Series Fund/Trust                     Legal Name of Portfolio Series     Marketing Name
 American Funds Insurance Series(R)   Bond Fund                          American Funds BondFund
 American Funds Insurance Series(R)   Global Small Capitalization Fund   American Funds Global Small Capitalization Fund
 American Funds Insurance Series(R)   Growth - Income Fund               American Funds Growth-Income Fund
 American Funds Insurance Series(R)   Growth Fund                        American Funds Growth Fund

                                                    ---------------------------

Appendix D


Additional Information Regarding the Portfolios



Certain Portfolios and trusts were subject to a name change. The charts below identify the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.




Portfolio Name Changes


The following Portfolios were renamed.




                    Former Name                                           New Name
-------------------------------------------------- ------------------------------------------------------
Brighthouse Funds Trust I                          Brighthouse Funds Trust I
 Fidelity Institutional Asset Management(R)        Western Asset Management(R) Government Income
   Government
  Income Portfolio - Class B                       Portfolio - Class B
 Loomis Sayles Global Markets Portfolio - Class B  Loomis Sayles Global Allocation Portfolio - Class B
 Morgan Stanley Mid Cap Growth Portfolio -         Morgan Stanley Discovery Portfolio -  Classes B and E
  Classes B and E

---------------------------

                           Request For a Statement of

                    Additional Information/Change of Address



If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.



[ ] Preference Plus Select(R) Variable Annuity


[ ] Brighthouse Funds Trust I


[ ] Brighthouse Funds Trust II


[ ] American Funds Insurance Series(R)


[ ] I have changed my address. My current address is:



-----------------------
    (Contract Number)       Name ----------------------------------------------
                            Address ---------------------------------------------
                             --------------------------------------------------
-----------------------
        (Signature)                                                            Zip


Metropolitan Life Insurance Company


Attn: Fulfillment Unit -  PPS
P.O. Box 10342
Des Moines, IA 50306-0342

                      METROPOLITAN LIFE INSURANCE COMPANY
                      METROPOLITAN LIFE SEPARATE ACCOUNT E


           PREFERENCE PLUS SELECT(Reg. TM) VARIABLE ANNUITY CONTRACTS


                      STATEMENT OF ADDITIONAL INFORMATION



                                FORM N-4 PART B



                                 APRIL 29, 2019

This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for Preference Plus Select Deferred Variable Annuities dated April 29, 2019, and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life Insurance Company, Attn:
Fulfillment Unit-PPS, PO Box 10342, Des Moines, IA 50306-0342.

Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Plus Select Contracts dated April 29, 2019.

                               TABLE OF CONTENTS


                                                                                    PAGE
                                                                                   -----
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................................    2
PRINCIPAL UNDERWRITER.............................................................    2
CUSTODIAN.........................................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.................................    2
EXPERIENCE FACTOR.................................................................    2
VARIABLE INCOME PAYMENTS..........................................................    3
   Assumed Investment Return (AIR)................................................    3
   Amount of Income Payments......................................................    3
   Annuity Unit Value.............................................................    4
   Reallocation Privilege.........................................................    4
CALCULATING THE ANNUITY UNIT VALUE................................................    5
   Determining the Variable Income Payment........................................    6
ADVERTISEMENT OF THE SEPARATE ACCOUNT.............................................    6
VOTING RIGHTS.....................................................................    8
   Disregarding Voting Instructions...............................................    9
TAXES.............................................................................    9
   Non-Qualified Annuity Contracts................................................    9
   Qualified Annuity Contracts....................................................    9
   ERISA..........................................................................   10
   Federal Estate Taxes...........................................................   11
   Generation-Skipping Transfer Tax...............................................   11
   Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations.......   11
WITHDRAWALS.......................................................................   11
ACCUMULATION UNIT VALUES TABLES...................................................   12
FINANCIAL STATEMENTS..............................................................  263

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                             PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is affiliated with the Company and the Separate Account.


                                   CUSTODIAN

Metropolitan Life Insurance Company ("MetLife"), 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the Prospectus (see "Who Sells the Deferred Annuities"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2018........$ 55,872,532                    $0
 2017........$ 84,338,194                    $0
 2016........$105,828,670                    $0


                               EXPERIENCE FACTOR

We use the term "experience factor" to describe investment performance for a Division. We calculate Accumulation Unit Values once a day on every day the Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred.

The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the Valuation Period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Deferred Annuity.

Below is a chart of the daily factors for each class of the Deferred Annuity and the various death benefits and Earnings Preservation Benefit:

Separate Account charges for all Divisions except American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization (Daily Factor)


                                                               BONUS CLASS
                                              B CLASS         (YEARS 1-7)*         C CLASS           L CLASS
                                           -------------     --------------     -------------     ------------
Basic Death Benefit...................     0.000034247        0.000046575       0.000045205       0.000041096
Annual Step-Up Death Benefit..........     0.000039726        0.000052055       0.000050685       0.000046575
Greater of Annual Step-Up or 5%
 Annual Increase Death Benefit........     0.000043836        0.000056164       0.000054795       0.000050685
Additional Charge for Earnings
 Preservation Benefit.................     0.000006849        0.000006849       0.000006849       0.000006849

------------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

Separate Account charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions (Daily Factor)


                                                               BONUS CLASS
                                              B CLASS         (YEARS 1-7)*         C CLASS           L CLASS
                                           -------------     --------------     -------------     ------------
Basic Death Benefit...................     0.000041096        0.000053425       0.000052055       0.000047945
Annual Step-Up Death Benefit..........     0.000046575        0.000058904       0.000057534       0.000053425
Greater of Annual Step-Up or 5%
 Annual Increase Death Benefit........     0.000050685        0.000063014       0.000061644       0.000057534
Additional Charge for Earnings
 Preservation Benefit.................     0.000006849        0.000006849       0.000006849       0.000006849

------------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.


                            VARIABLE INCOME PAYMENTS


ASSUMED INVESTMENT RETURN (AIR)

The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF INCOME PAYMENTS


The cash You receive periodically from a Division (after your first payment if paid within 10 days of the issue date) will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The Deferred Annuity specifies the dollar amount of the initial variable income payment for each Division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract charge), the AIR, the age and/or sex (where permitted) of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract (if no reallocations are made).

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Owner that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Owner will be given the benefit of the higher rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity and may be less than the currently issued Contract rates.

ANNUITY UNIT VALUE


The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payments" in the Prospectus.)

REALLOCATION PRIVILEGE


The annuity purchase rate is the dollar amount You would need when You annuitize Your Contract to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays You $1 a month for the rest of your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type You choose, an interest rate, and Your age, sex (where permitted) and number of payments remaining. The annuity purchase rate is reset each valuation date to reflect any changes in these components. The reset annuity purchase rate represents the cost You would incur if You were choosing the same income option You have in light of this updated information.

When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

   o First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;

   o Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

   o Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

   o Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date We may limit the number of reallocations You may make, but never to fewer than one a month. If We do so, We will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

   o Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 - ($125 - $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)

   o Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)


                       CALCULATING THE ANNUITY UNIT VALUE

We calculate Annuity Unit Values once a day on every day the Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go down.

To calculate an Annuity Unit Value, we multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is ..99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in Your Deferred Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value to produce the new Annuity Unit Value.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.


               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE


  1.    Annuity Unit Value, beginning of period...................   $10.20000
  2.    "Experience factor" for period............................    1.023558
  3.    Daily adjustment for 4% Assumed Investment Return.........   .99989255
  4.    (2) x (3).................................................    1.023448
  5.    Annuity Unit Value, end of period (1) x (4)...............   $10.43917

                        ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed


   1.    Number of Accumulation Units as of Annuity Date...........................................    1,500.00
   2.    Accumulation Unit Value...................................................................   $ 11.80000
   3.    Accumulation Unit Value of the Deferred Annuity (1) x (2).................................   $17,700.00
   4.    First monthly income payment per $1,000 of Accumulation Value.............................   $     5.63
   5.    First monthly income payment (3) - (4) - 1,000............................................   $    99.65
   6.    Assume Annuity Unit Value as of Annuity Date equal to.....................................   $ 10.80000
   7.    Number of Annuity Units (5) - (6).........................................................     9.2269
   8.    Assume Annuity Unit Value for the second month equal to (10 days prior to payment)........   $ 10.97000
   9.    Second monthly Annuity Payment (7) - (8)..................................................   $   101.22
  10.    Assume Annuity Unit Value for third month equal to........................................   $ 10.52684
  11.    Next monthly Annuity Payment (7) - (10)...................................................   $    97.13

DETERMINING THE VARIABLE INCOME PAYMENT


Variable income payments can go up or down based upon the investment performance of the Divisions. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the Divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the Divisions.


                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

From time to time We advertise the performance of Divisions. For the Divisions, this performance will be stated in terms of either "yield," "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to: 2[(a-b/cd+1)6-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of Accumulation Units or Annuity Units over specified periods in which a Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Deferred Annuities, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Deferred Annuities and the Divisions as a result of different Separate Account charges and withdrawal charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity.

Performance may be calculated based upon historical performance of the underlying Portfolios of the Brighthouse Funds Trust I, Brighthouse Funds Trust II, and American Funds(Reg. TM) and may assume that the Deferred Annuities were in existence prior to their inception date. After the inception date, actual Accumulation Unit or Annuity Unit data is used.

Historical performance information should not be relied on as a guarantee of future performance results.

Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its Divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services,

Inc., Morningstar, Inc., VARDS(Reg. TM) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(Reg. TM) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(Reg. TM) Growth Index, the Russell 2000(Reg. TM) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex-U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(Reg. TM) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. Credit Index, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index, the Bloomberg Barclays U.S. TIPS Index, the Bloomberg Barclays U.S. Universal Index, the Bloomberg Barclays U.S. Government Bond Index, the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

Performance may be shown for certain investment strategies that are available under the Deferred Annuities. The first is the "Equity Generator(Reg. TM)".

Under the "Equity Generator(Reg. TM)", an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Account is transferred to a Division. The second strategy is the "Index Selector(Reg.
TM)". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE(Reg. TM) Index, MetLife Russell 2000(Reg. TM) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Account (or the BlackRock Ultra-Short Term Bond Division for the C Class Deferred Annuity or a Deferred Annuity, when available, with an optional GMIB issued in New York State) in order to bring the percentage of the total Account Balance in each of these Divisions and Fixed Account (or Ultra-Short Term Bond Division) back to the current allocation of Your choice of one of several asset allocation models. The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

An "Equity Generator" Return or "Index Selector" Return for a model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" is each case will assume that no withdrawals have occurred other or unrelated transactions. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or GMIB. We may also show Index Selector strategies using other Divisions for which there strategies are made available in the future. If We do so, performance will be calculated in the same manner as described above, using the appropriate account and/or Division.

For purposes of presentation of Non-Standard Performance, We may assume the Deferred Annuities were in existence prior to the inception date of the Divisions in the Separate Account that funds the Deferred Annuity. In these cases, We calculate performance based on the historical performance of Brighthouse Trust I, Brighthouse Trust II, and American Funds(Reg. TM) Portfolios since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Value over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Value for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.


                                 VOTING RIGHTS

In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in the corresponding Divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

Accordingly, You have voting interests under all the Deferred Annuities described in the Prospectus. The number of shares held in each Division deemed attributable to You is determined by dividing the value of Accumulation or Annuity Units attributable to You in that Division, if any, by the net asset value of one share in the Portfolio in which the assets in that Division are invested. Fractional votes will be counted. The number of shares for which You have the right to give instructions will be determined as of the record date for the meeting.

Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

Qualified retirement plans which invest directly in the Portfolios do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity, in your sole discretion.

You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

DISREGARDING VOTING INSTRUCTIONS


MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies or any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Brighthouse Trust I's, Brighthouse Trust II's, or American Funds'(Reg. TM) boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.


                                     TAXES


NON-QUALIFIED ANNUITY CONTRACTS

DIVERSIFICATION

In order for your non-qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to Contract Owners of gains under their Contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively.

We reserve the right to amend your Contract where necessary to maintain its status as a Variable Annuity Contract under federal tax law and to protect You and other Contract Owners in the Divisions from adverse tax consequences.

3.8 % MEDICARE TAX

The 3.8 % Medicare tax applies to the lesser of (1) "net investment income" or
(2) the excess of the modified adjusted gross income over the applicable threshold amount, $250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately and $200,000 for single filers and will result in the following top tax rates on investment income:



 CAPITAL GAINS   DIVIDENDS   OTHER
     23.8%        40.8%     40.8%


QUALIFIED ANNUITY CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract Owners and plan participants.

TRADITIONAL IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer that 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Generally, employer only contributions. If the SEP-IRA permits non-SEP contributions, employee can make regular IRA contributions (including IRA catch-up contributions) to the SEP-IRA, up to the maximum annual limit.

ROTH IRA/DESIGNATED ROTH ACCOUNTS

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

(a) Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) Make certain withdrawals under plans for which a qualified consent is required;

(c)        Name someone other than the spouse as your beneficiary; or

(d)        Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Comparison of Plan Limits for Individual Contributions:



       PLAN TYPE         ELECTIVE CONTRIBUTION   CATCH-UP CONTRIBUTION
   IRA (Traditional and
          Roth)         $  6,000                $1,000
          SIMPLE        $ 13,000*               $3,000
           SEP                    (Employer contributions only)

*If you participate in any other employer plan during the year and have elective salary reductions under those plans, the total amount of salary reduction contributions that you can make to all plans in which you participate is limited to $19,000 in 2019.

Dollar limits are for 2019 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that the total annual plan contributions do not exceed the lesser of $56,000 or 100% of an employee's compensation for 2019.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity Contract purchase.


                                  WITHDRAWALS

We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at your Administrative Office, but We may delay payment as permitted by law, under certain circumstances. (See "Valuation -- Suspension of Payments" in the Prospectus.) We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Account for the period permitted by law, but for not more than six months.

                        ACCUMULATION UNIT VALUES TABLES

These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Deferred Annuity for each Division from year-end to year-end (except the highest possible and lowest possible mix which are in the Prospectus).


                                 TABLES GROUP I
        BRIGHTHOUSE TRUST I AND BRIGHTHOUSE TRUST II CLASS E PORTFOLIOS
                                      AND
                   AMERICAN FUNDS(Reg. TM) CLASS 2 PORTFOLIOS

Share Class E of the Brighthouse Trust I and Brighthouse Trust II portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Divisions were in effect prior to May 1, 2004. The Accumulation Unit Values prior to May 1, 2004 reflect the lower Separate Account charges for the American Funds Investment Divisions then in effect. The Accumulation Unit Values for the Brighthouse Trust I and Brighthouse Trust II Share Class E Portfolios reflect lower 12b-1 Plan fees which were available prior to May 1, 2004. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Income Benefits, Optional Guaranteed Withdrawal Benefits, and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with an optional death benefit and the Earnings Preservation Benefit will result in a higher overall charge.


                                TABLES GROUP II
     BRIGHTHOUSE TRUST I AND BRIGHTHOUSE TRUST II SHARE CLASS B PORTFOLIOS
                                      AND
                   AMERICAN FUNDS(Reg. TM) CLASS 2 PORTFOLIOS

Lower charges for the GMIB Plus II, Enhanced Death Benefit and LWG II were in effect prior to February 24, 2009 and/or May 4, 2009. Share Class B of the Brighthouse Trust I and Brighthouse Trust II portfolios was made available May 1, 2004. The Accumulation Unit Values for the Deferred Annuity with the Brighthouse Trust I and Brighthouse Trust II Share Class B Portfolios reflect 12b-1 Plan fees currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Income Benefits, Optional Guaranteed Withdrawal Benefits, and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with an optional death benefit and the Earnings Preservation Benefit will result in a higher overall charge.



                      GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                              1.25 SEPARATE ACCOUNT CHARGE
                                                                              BEGINNING OF                   NUMBER OF
                                                                                  YEAR        END OF YEAR   ACCUMULATION
                                                                              ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                    YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006)........ 2009          14.17          15.73     461,528.53
                                                                      2010          15.73          16.51     417,970.90
                                                                      2011          16.51          17.28     297,207.79
                                                                      2012          17.28          17.95     249,373.50
                                                                      2013          17.95          17.32     183,361.49
                                                                      2014          17.32          17.98     170,020.30
                                                                      2015          17.98          17.78     147,795.17
                                                                      2016          17.78          18.05     154,142.80
                                                                      2017          18.05          18.45     134,816.59
                                                                      2018          18.45          18.06     109,168.50
American Funds Global Small Capitalization Investment Division+ (Class2009          16.19          25.75   1,627,893.35
                                                                      2010          25.75          31.09   1,542,372.20
                                                                      2011          31.09          24.79   1,329,857.31
                                                                      2012          24.79          28.89   1,090,983.82
                                                                      2013          28.89          36.54     970,839.38
                                                                      2014          36.54          36.80     828,389.49
                                                                      2015          36.80          36.38     718,644.32
                                                                      2016          36.38          36.63     644,155.59
                                                                      2017          36.63          45.48     569,732.03
                                                                      2018          45.48          40.11     500,026.99
American Funds Growth Investment Division+ (Class 2)................. 2009          97.52         134.07     644,152.88
                                                                      2010         134.07         156.90     606,411.59
                                                                      2011         156.90         148.11     516,594.10

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2012         148.11         172.17     436,720.84
                                                                         2013         172.17         220.88     378,702.25
                                                                         2014         220.88         236.34     329,792.22
                                                                         2015         236.34         249.04     292,105.60
                                                                         2016         249.04         268.88     257,743.87
                                                                         2017         268.88         340.17     229,102.05
                                                                         2018         340.17         334.59     192,618.63
American Funds Growth-Income Investment Division+ (Class 2)............. 2009          73.52          95.15     648,730.37
                                                                         2010          95.15         104.55     616,925.22
                                                                         2011         104.55         101.21     542,332.49
                                                                         2012         101.21         117.25     459,521.06
                                                                         2013         117.25         154.35     402,386.15
                                                                         2014         154.35         168.39     360,220.83
                                                                         2015         168.39         168.47     312,359.20
                                                                         2016         168.47         185.26     278,348.93
                                                                         2017         185.26         223.59     245,817.25
                                                                         2018         223.59         216.52     209,433.44
Baillie Gifford International Stock Investment Division (Class E)....... 2009          11.17          13.45     752,316.11
                                                                         2010          13.45          14.22     666,139.55
                                                                         2011          14.22          11.24     585,142.31
                                                                         2012          11.24          13.25     508,699.78
                                                                         2013          13.25          15.09     444,504.33
                                                                         2014          15.09          14.43     395,074.63
                                                                         2015          14.43          13.94     347,323.94
                                                                         2016          13.94          14.49     313,785.15
                                                                         2017          14.49          19.31     273,401.03
                                                                         2018          19.31          15.81     247,824.48
BlackRock Bond Income Investment Division (Class E)..................... 2009          51.66          55.76     435,708.70
                                                                         2010          55.76          59.57     405,795.97
                                                                         2011          59.57          62.60     337,071.88
                                                                         2012          62.60          66.39     296,935.29
                                                                         2013          66.39          64.96     256,178.77
                                                                         2014          64.96          68.60     228,575.26
                                                                         2015          68.60          68.04     210,704.19
                                                                         2016          68.04          69.20     201,529.38
                                                                         2017          69.20          71.04     184,690.32
                                                                         2018          71.04          69.79     163,460.11
BlackRock Ultra-Short Term Bond Investment Division (Class E)........... 2009          25.44          25.20     117,409.50
                                                                         2010          25.20          24.89     132,366.88
                                                                         2011          24.89          24.58     162,293.97
                                                                         2012          24.58          24.27     231,136.28
                                                                         2013          24.27          23.97     308,036.49
                                                                         2014          23.97          23.68     252,684.65
                                                                         2015          23.68          23.38     254,584.80
                                                                         2016          23.38          23.14     225,320.37
                                                                         2017          23.14          23.02     211,074.79
                                                                         2018          23.02          23.11     178,502.62
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)......... 2009          19.96          27.86     887,769.83
                                                                         2010          27.86          31.60     817,677.78
                                                                         2011          31.60          33.27     720,275.11
                                                                         2012          33.27          36.70     612,241.28
                                                                         2013          36.70          49.53     539,513.14
                                                                         2014          49.53          49.78     469,472.00
                                                                         2015          49.78          44.45     418,192.17
                                                                         2016          44.45          53.90     386,103.66
                                                                         2017          53.90          59.97     335,964.17
                                                                         2018          59.97          51.33     290,035.98
Brighthouse/Wellington Balanced Investment Division (Class E)........... 2009          34.37          39.76     699,129.64
                                                                         2010          39.76          42.98     656,088.90
                                                                         2011          42.98          44.00     575,295.96
                                                                         2012          44.00          48.74     512,683.90
                                                                         2013          48.74          57.96     453,993.49
                                                                         2014          57.96          63.20     408,800.93
                                                                         2015          63.20          63.92     361,196.23
                                                                         2016          63.92          67.43     324,974.10
                                                                         2017          67.43          76.56     299,963.20
                                                                         2018          76.56          72.67     269,718.91
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)............................................................... 2009          23.87          31.07     878,683.91
                                                                         2010          31.07          34.32     851,866.91
                                                                         2011          34.32          32.47     714,663.59
                                                                         2012          32.47          36.14     607,884.50
                                                                         2013          36.14          47.66     495,266.73
                                                                         2014          47.66          51.99     424,742.91

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2015          51.99          52.51     369,844.01
                                                                               2016          52.51          55.56     335,579.89
                                                                               2017          55.56          65.26     292,721.87
                                                                               2018          65.26          64.28     243,844.08
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          51.89          61.13     256,594.16
                                                                               2010          61.13          68.02     257,683.76
                                                                               2011          68.02          67.37     235,318.67
                                                                               2012          67.37          75.58     205,789.39
                                                                               2013          75.58         100.22     179,566.72
                                                                               2014         100.22         112.55     167,551.79
                                                                               2015         112.55         116.20     138,737.52
                                                                               2016         116.20         124.37     122,415.01
                                                                               2017         124.37         149.89     108,166.63
                                                                               2018         149.89         138.82      93,039.93
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.84           6.37     310,061.14
                                                                               2010           6.37           7.79     299,287.50
                                                                               2011           7.79           7.97     627,224.84
                                                                               2012           7.97           9.33     578,817.09
                                                                               2013           9.33          13.44     643,608.53
                                                                               2014          13.44          15.78   1,212,705.63
                                                                               2015          15.78          14.97   1,050,262.62
                                                                               2016          14.97          15.20     879,190.17
                                                                               2017          15.20          17.80     755,632.55
                                                                               2018          17.80          16.35     640,397.95
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))............ 2009           4.26           5.81     415,275.83
                                                                               2010           5.81           6.16     425,887.76
                                                                               2011           6.16           6.56           0.00
Frontier Mid Cap Growth Investment Division (Class E)......................... 2009          28.45          41.92     217,890.63
                                                                               2010          41.92          47.69     189,927.99
                                                                               2011          47.69          45.60     169,405.57
                                                                               2012          45.60          49.90     142,893.87
                                                                               2013          49.90          65.34     123,071.73
                                                                               2014          65.34          71.60     107,187.75
                                                                               2015          71.60          72.64      97,982.86
                                                                               2016          72.64          75.50      85,082.97
                                                                               2017          75.50          93.28      77,220.10
                                                                               2018          93.28          86.77      67,545.25
Harris Oakmark International Investment Division (Class E).................... 2009          11.56          17.73   1,105,351.34
                                                                               2010          17.73          20.40   1,133,631.19
                                                                               2011          20.40          17.31   1,017,541.20
                                                                               2012          17.31          22.09     866,508.28
                                                                               2013          22.09          28.51     814,315.83
                                                                               2014          28.51          26.56     719,079.09
                                                                               2015          26.56          25.06     624,988.36
                                                                               2016          25.06          26.81     550,100.69
                                                                               2017          26.81          34.56     483,120.25
                                                                               2018          34.56          25.98     413,816.59
Invesco Small Cap Growth Investment Division (Class E)........................ 2009           9.87          13.06     248,020.52
                                                                               2010          13.06          16.30     204,583.13
                                                                               2011          16.30          15.93     194,071.83
                                                                               2012          15.93          18.62     168,166.10
                                                                               2013          18.62          25.81     159,787.09
                                                                               2014          25.81          27.54     135,631.50
                                                                               2015          27.54          26.76     114,855.25
                                                                               2016          26.76          29.48     110,083.64
                                                                               2017          29.48          36.52      94,880.59
                                                                               2018          36.52          32.84      84,931.37
Jennison Growth Investment Division (Class E)................................. 2009           3.45           4.77     665,421.46
                                                                               2010           4.77           5.25     709,982.11
                                                                               2011           5.25           5.20     648,169.28
                                                                               2012           5.20           5.93     751,819.62
                                                                               2013           5.93           8.02     607,621.35
                                                                               2014           8.02           8.62     535,096.43
                                                                               2015           8.62           9.43     554,568.72
                                                                               2016           9.43           9.31     468,067.93
                                                                               2017           9.31          12.61     453,610.62
                                                                               2018          12.61          12.48     434,997.74
Loomis Sayles Small Cap Core Investment Division (Class E).................... 2009          22.98          29.52     296,251.97
                                                                               2010          29.52          37.13     255,742.33
                                                                               2011          37.13          36.83     206,050.30
                                                                               2012          36.83          41.60     176,691.45
                                                                               2013          41.60          57.85     147,121.80

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2014          57.85          59.19     126,910.99
                                                                         2015          59.19          57.50     108,524.36
                                                                         2016          57.50          67.62     100,179.94
                                                                         2017          67.62          76.85      87,053.89
                                                                         2018          76.85          67.39      76,556.68
Loomis Sayles Small Cap Growth Investment Division (Class E)............ 2009           6.58           8.45     503,973.95
                                                                         2010           8.45          10.97     492,535.61
                                                                         2011          10.97          11.15     458,438.67
                                                                         2012          11.15          12.22     379,173.49
                                                                         2013          12.22          17.93     363,468.86
                                                                         2014          17.93          17.89     312,855.56
                                                                         2015          17.89          17.94     287,781.17
                                                                         2016          17.94          18.81     258,353.80
                                                                         2017          18.81          23.54     234,556.21
                                                                         2018          23.54          23.35     228,821.75
MetLife Aggregate Bond Index Investment Division (Class E).............. 2009          14.86          15.43   4,915,624.93
                                                                         2010          15.43          16.12   4,581,401.14
                                                                         2011          16.12          17.10   3,706,072.30
                                                                         2012          17.10          17.51   3,497,230.39
                                                                         2013          17.51          16.87   3,382,898.91
                                                                         2014          16.87          17.59   3,059,559.35
                                                                         2015          17.59          17.41   2,677,981.61
                                                                         2016          17.41          17.57   2,430,184.44
                                                                         2017          17.57          17.89   2,335,072.17
                                                                         2018          17.89          17.61   2,063,646.09
MetLife Mid Cap Stock Index Investment Division (Class E)............... 2009          10.62          14.36   1,928,352.50
                                                                         2010          14.36          17.89   1,789,146.56
                                                                         2011          17.89          17.29   1,552,824.37
                                                                         2012          17.29          20.06   1,348,936.20
                                                                         2013          20.06          26.34   1,227,883.52
                                                                         2014          26.34          28.45   1,073,418.20
                                                                         2015          28.45          27.37     966,641.15
                                                                         2016          27.37          32.51     869,438.20
                                                                         2017          32.51          37.18     775,421.68
                                                                         2018          37.18          32.52     678,329.67
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E).......... 2009           9.83          12.48   2,548,424.84
                                                                         2010          12.48          13.31   2,428,332.98
                                                                         2011          13.31          11.49   2,164,337.60
                                                                         2012          11.49          13.41   1,950,514.12
                                                                         2013          13.41          16.11   1,715,284.80
                                                                         2014          16.11          14.93   1,633,211.07
                                                                         2015          14.93          14.57   1,533,743.24
                                                                         2016          14.57          14.55   1,466,850.83
                                                                         2017          14.55          17.93   1,271,456.57
                                                                         2018          17.93          15.22   1,200,205.94
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)....... 2009          12.05          14.98   1,272,032.31
                                                                         2010          14.98          18.73   1,220,889.34
                                                                         2011          18.73          17.73   1,048,535.01
                                                                         2012          17.73          20.33     938,439.78
                                                                         2013          20.33          27.78     818,814.07
                                                                         2014          27.78          28.78     746,198.99
                                                                         2015          28.78          27.17     694,626.14
                                                                         2016          27.17          32.49     640,450.32
                                                                         2017          32.49          36.74     582,033.41
                                                                         2018          36.74          32.26     504,543.13
MetLife Stock Index Investment Division (Class E)....................... 2009          29.23          36.40   3,214,351.33
                                                                         2010          36.40          41.19   2,999,322.26
                                                                         2011          41.19          41.38   2,563,168.87
                                                                         2012          41.38          47.21   2,274,902.54
                                                                         2013          47.21          61.47   1,956,674.40
                                                                         2014          61.47          68.72   1,712,395.19
                                                                         2015          68.72          68.56   1,530,339.84
                                                                         2016          68.56          75.50   1,395,264.01
                                                                         2017          75.50          90.48   1,227,624.80
                                                                         2018          90.48          85.13   1,066,802.57
MFS(Reg. TM) Research International Investment Division (Class E)....... 2009          10.36          13.48     861,825.44
                                                                         2010          13.48          14.85     798,397.96
                                                                         2011          14.85          13.11     679,755.24
                                                                         2012          13.11          15.12     563,754.77
                                                                         2013          15.12          17.83     493,928.10
                                                                         2014          17.83          16.40     436,272.91
                                                                         2015          16.40          15.91     399,640.48
                                                                         2016          15.91          15.60     376,982.35
                                                                         2017          15.60          19.77     335,888.58

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2018          19.77
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          36.34
                                                                                  2010          42.46
                                                                                  2011          46.04
                                                                                  2012          46.45
                                                                                  2013          51.06
                                                                                  2014          59.85
                                                                                  2015          64.05
                                                                                  2016          63.01
                                                                                  2017          67.78
                                                                                  2018          75.08
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           9.36
                                                                                  2010          11.16
                                                                                  2011          12.26
                                                                                  2012          12.20
                                                                                  2013          14.03
                                                                                  2014          18.79
                                                                                  2015          20.53
                                                                                  2016          20.22
                                                                                  2017          22.81
                                                                                  2018          26.53
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           9.54
                                                                                  2010          10.47
                                                                                  2011          11.28
                                                                                  2012          11.37
                                                                                  2013          12.82
                                                                                  2014          16.70
                                                                                  2015          18.10
                                                                                  2016          16.79
                                                                                  2017          19.60
                                                                                  2018          20.81
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................... 2009          19.86
                                                                                  2010          23.87
                                                                                  2011          26.96
                                                                                  2012          24.95
                                                                                  2013          28.48
Morgan Stanley Mid Cap Growth Investment Division (Class E)...................... 2010          13.41
                                                                                  2011          15.60
                                                                                  2012          14.35
                                                                                  2013          15.51
                                                                                  2014          21.30
                                                                                  2015          21.28
                                                                                  2016          19.97
                                                                                  2017          18.08
                                                                                  2018          25.01
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E))............................. 2009           9.27
                                                                                  2010          12.25
Neuberger Berman Genesis Investment Division (Class E)........................... 2009          12.51
                                                                                  2010          13.95
                                                                                  2011          16.73
                                                                                  2012          17.44
                                                                                  2013          18.93
                                                                                  2014          25.87
                                                                                  2015          25.50
                                                                                  2016          25.29
                                                                                  2017          29.61
                                                                                  2018          33.81
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))........................................... 2009           9.71
                                                                                  2010          13.13
                                                                                  2011          15.96
                                                                                  2012          14.93
                                                                                  2013          15.54
Oppenheimer Global Equity Investment Division* (Class E)......................... 2009          12.23
                                                                                  2010          16.92
                                                                                  2011          19.40
                                                                                  2012          17.55
                                                                                  2013          21.03
                                                                                  2014          26.44
                                                                                  2015          26.70
                                                                                  2016          27.42



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         16.81     298,257.36
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        42.46     734,187.61
                                                                                         46.04     800,296.85
                                                                                         46.45     826,082.65
                                                                                         51.06     805,689.47
                                                                                         59.85     795,649.97
                                                                                         64.05     768,192.95
                                                                                         63.01     702,453.20
                                                                                         67.78     688,148.35
                                                                                         75.08     612,638.79
                                                                                         69.84     526,841.49
MFS(Reg. TM) Value Investment Division (Class E).................................        11.16   2,414,788.75
                                                                                         12.26   2,268,806.25
                                                                                         12.20   1,997,880.31
                                                                                         14.03   1,706,215.37
                                                                                         18.79   1,802,926.96
                                                                                         20.53   1,559,658.05
                                                                                         20.22   1,352,718.74
                                                                                         22.81   1,230,782.58
                                                                                         26.53   1,090,958.49
                                                                                         23.53   1,177,248.98
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................        10.47   1,133,767.10
                                                                                         11.28     929,831.85
                                                                                         11.37     807,151.50
                                                                                         12.82     696,355.00
                                                                                         16.70     630,590.60
                                                                                         18.10     558,814.60
                                                                                         16.79     501,575.97
                                                                                         19.60     469,866.76
                                                                                         20.81     398,440.15
                                                                                         20.09           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))...................................................        23.87     210,768.04
                                                                                         26.96     202,718.99
                                                                                         24.95     166,685.80
                                                                                         28.48     140,107.59
                                                                                         31.38           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)......................        15.60     897,116.60
                                                                                         14.35     808,530.80
                                                                                         15.51     731,297.08
                                                                                         21.30     616,454.02
                                                                                         21.28     550,679.74
                                                                                         19.97     493,078.46
                                                                                         18.08     452,346.75
                                                                                         25.01     407,162.54
                                                                                         27.23     381,671.58
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).............................        12.25     929,395.27
                                                                                         13.27           0.00
Neuberger Berman Genesis Investment Division (Class E)...........................        13.95   2,320,727.08
                                                                                         16.73   2,136,441.91
                                                                                         17.44   1,890,831.67
                                                                                         18.93   1,617,301.01
                                                                                         25.87   1,593,141.73
                                                                                         25.50   1,396,752.83
                                                                                         25.29   1,223,173.77
                                                                                         29.61   1,100,596.57
                                                                                         33.81     976,326.69
                                                                                         31.09     839,287.27
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))...........................................        13.13     438,892.62
                                                                                         15.96     409,786.71
                                                                                         14.93     343,785.37
                                                                                         15.54     279,366.88
                                                                                         16.86           0.00
Oppenheimer Global Equity Investment Division* (Class E).........................        16.92     494,739.96
                                                                                         19.40     488,519.80
                                                                                         17.55     437,137.02
                                                                                         21.03     369,967.89
                                                                                         26.44     346,488.32
                                                                                         26.70     309,379.56
                                                                                         27.42     275,537.63
                                                                                         27.17     238,841.30

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                          1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                       YEAR        END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                         YEAR    UNIT VALUE     UNIT VALUE        YEAR
-------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                           2017          27.17          36.74     223,924.29
                                                                           2018          36.74          31.54     189,270.95
PIMCO Total Return Investment Division (Class E).......................... 2009          13.31          15.54   3,834,269.93
                                                                           2010          15.54          16.62   3,824,498.04
                                                                           2011          16.62          16.96   3,201,024.00
                                                                           2012          16.96          18.30   2,763,402.91
                                                                           2013          18.30          17.75   2,353,923.47
                                                                           2014          17.75          18.29   1,974,393.58
                                                                           2015          18.29          18.08   1,692,253.40
                                                                           2016          18.08          18.34   1,510,648.32
                                                                           2017          18.34          18.95   1,339,316.54
                                                                           2018          18.95          18.69   1,114,297.65
T. Rowe Price Large Cap Growth Investment Division (Class E).............. 2009           8.89          12.57     988,715.18
                                                                           2010          12.57          14.51     939,617.23
                                                                           2011          14.51          14.15     769,194.39
                                                                           2012          14.15          16.61     696,606.07
                                                                           2013          16.61          22.78   1,069,037.38
                                                                           2014          22.78          24.50     973,965.23
                                                                           2015          24.50          26.77     938,719.73
                                                                           2016          26.77          26.87     839,411.36
                                                                           2017          26.87          35.46     753,754.65
                                                                           2018          35.46          34.65     640,230.01
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))............................. 2009           3.56           5.61   2,150,461.87
                                                                           2010           5.61           7.08   1,935,175.92
                                                                           2011           7.08           6.30   1,724,396.10
                                                                           2012           6.30           6.99   1,381,672.91
                                                                           2013           6.99           7.32           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E)................ 2009           5.92           8.50   1,565,075.06
                                                                           2010           8.50          10.75   1,516,446.19
                                                                           2011          10.75          10.44   1,223,170.26
                                                                           2012          10.44          11.74   1,034,742.08
                                                                           2013          11.74          15.85   1,004,984.98
                                                                           2014          15.85          17.68     902,654.24
                                                                           2015          17.68          18.63     863,868.85
                                                                           2016          18.63          19.57     783,363.38
                                                                           2017          19.57          24.13     727,871.29
                                                                           2018          24.13          23.32     624,819.15
T. Rowe Price Small Cap Growth Investment Division (Class E).............. 2009          10.24          14.03     549,368.36
                                                                           2010          14.03          18.66     600,453.62
                                                                           2011          18.66          18.72     557,109.13
                                                                           2012          18.72          21.45     496,534.37
                                                                           2013          21.45          30.58     463,322.43
                                                                           2014          30.58          32.22     394,888.95
                                                                           2015          32.22          32.65     390,297.02
                                                                           2016          32.65          35.97     327,305.31
                                                                           2017          35.97          43.59     306,437.28
                                                                           2018          43.59          40.17     257,288.99
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))....................... 2009          14.20          20.74   1,308,520.72
                                                                           2010          20.74          25.83   1,298,857.26
                                                                           2011          25.83          23.84   1,146,629.41
                                                                           2012          23.84          26.39           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E).............. 2012          26.26          27.03     977,900.79
                                                                           2013          27.03          34.83     846,365.61
                                                                           2014          34.83          37.74     727,551.14
                                                                           2015          37.74          33.97     656,933.13
                                                                           2016          33.97          38.79     590,895.06
                                                                           2017          38.79          41.99     528,426.63
                                                                           2018          41.99          37.28     449,376.64
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)........................................................ 2009          18.29          23.84   1,134,413.67
                                                                           2010          23.84          26.52   1,095,111.42
                                                                           2011          26.52          27.74     904,734.62
                                                                           2012          27.74          30.49     795,004.40
                                                                           2013          30.49          30.40     677,872.22
                                                                           2014          30.40          31.64     597,321.24
                                                                           2015          31.64          30.65     524,992.05
                                                                           2016          30.65          32.84   2,003,388.81
                                                                           2017          32.84          35.02   1,730,313.25
                                                                           2018          35.02          33.23   1,448,462.86
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))....................................................... 2009          12.22          16.52   1,192,438.70

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           1.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2010          16.52          18.44   1,067,948.01
                                                                             2011          18.44          19.06     881,347.15
                                                                             2012          19.06          21.27     765,558.82
                                                                             2013          21.27          22.70     693,464.16
                                                                             2014          22.70          23.52     568,647.24
                                                                             2015          23.52          22.75     502,916.84
                                                                             2016          22.75          23.47           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          16.83          17.32     982,343.16
                                                                             2010          17.32          18.07     906,793.11
                                                                             2011          18.07          18.79     714,175.41
                                                                             2012          18.79          19.14     617,667.00
                                                                             2013          19.14          18.76     538,174.55
                                                                             2014          18.76          19.00     482,919.75
                                                                             2015          19.00          18.84     416,015.51
                                                                             2016          18.84          18.83     378,139.78
                                                                             2017          18.83          18.93     332,376.68
                                                                             2018          18.93          18.84     288,459.74





                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                                 1.35 SEPARATE ACCOUNT CHARGE
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2009          14.00          15.53      46,093.67
                                                                            2010          15.53          16.29      41,169.04
                                                                            2011          16.29          17.03      27,150.49
                                                                            2012          17.03          17.67      22,899.42
                                                                            2013          17.67          17.03      19,496.73
                                                                            2014          17.03          17.67      16,734.04
                                                                            2015          17.67          17.45      17,309.16
                                                                            2016          17.45          17.70      21,210.30
                                                                            2017          17.70          18.07      17,254.85
                                                                            2018          18.07          17.68      11,677.23
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2009          16.02          25.45     160,067.87
                                                                            2010          25.45          30.70     137,631.02
                                                                            2011          30.70          24.45     110,201.31
                                                                            2012          24.45          28.46      91,424.63
                                                                            2013          28.46          35.97      83,422.98
                                                                            2014          35.97          36.19      75,511.26
                                                                            2015          36.19          35.74      68,255.51
                                                                            2016          35.74          35.95      63,716.21
                                                                            2017          35.95          44.59      57,653.97
                                                                            2018          44.59          39.29      50,725.25
American Funds Growth Investment Division+ (Class 2)....................... 2009          95.12         130.64      68,654.45
                                                                            2010         130.64         152.74      69,361.66
                                                                            2011         152.74         144.03      57,155.17
                                                                            2012         144.03         167.26      50,776.06
                                                                            2013         167.26         214.37      38,456.34
                                                                            2014         214.37         229.15      33,446.56
                                                                            2015         229.15         241.22      29,322.19
                                                                            2016         241.22         260.17      26,735.20
                                                                            2017         260.17         328.83      25,083.77
                                                                            2018         328.83         323.11      20,378.55
American Funds Growth-Income Investment Division+ (Class 2)................ 2009          71.71          92.72      73,629.35
                                                                            2010          92.72         101.77      70,271.24
                                                                            2011         101.77          98.43      58,293.68
                                                                            2012          98.43         113.91      51,030.89
                                                                            2013         113.91         149.80      35,091.48
                                                                            2014         149.80         163.27      30,912.81
                                                                            2015         163.27         163.17      27,947.87
                                                                            2016         163.17         179.27      26,091.40
                                                                            2017         179.27         216.13      21,817.74
                                                                            2018         216.13         209.09      19,381.68
Baillie Gifford International Stock Investment Division (Class E).......... 2009          10.97          13.20      94,877.18
                                                                            2010          13.20          13.94      82,353.11
                                                                            2011          13.94          11.01      63,414.05
                                                                            2012          11.01          12.97      58,133.54
                                                                            2013          12.97          14.75      42,508.26
                                                                            2014          14.75          14.09      39,601.85
                                                                            2015          14.09          13.60      37,009.41

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2016          13.60          14.12      30,891.83
                                                                               2017          14.12          18.80      28,595.66
                                                                               2018          18.80          15.37      28,231.44
BlackRock Bond Income Investment Division (Class E)........................... 2009          50.35          54.30      56,093.21
                                                                               2010          54.30          57.95      49,071.33
                                                                               2011          57.95          60.84      38,035.46
                                                                               2012          60.84          64.45      35,114.63
                                                                               2013          64.45          63.01      34,655.96
                                                                               2014          63.01          66.47      32,416.82
                                                                               2015          66.47          65.86      30,801.33
                                                                               2016          65.86          66.92      28,531.97
                                                                               2017          66.92          68.63      26,566.84
                                                                               2018          68.63          67.35      24,439.37
BlackRock Ultra-Short Term Bond Investment Division (Class E)................. 2009          24.80          24.55       8,442.58
                                                                               2010          24.55          24.22       8,073.82
                                                                               2011          24.22          23.89      11,534.43
                                                                               2012          23.89          23.57       7,106.96
                                                                               2013          23.57          23.26       5,778.66
                                                                               2014          23.26          22.94       4,493.95
                                                                               2015          22.94          22.64      15,701.30
                                                                               2016          22.64          22.38      15,481.65
                                                                               2017          22.38          22.24      15,282.22
                                                                               2018          22.24          22.30       4,823.15
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)............... 2009          19.65          27.40     107,747.93
                                                                               2010          27.40          31.05     117,053.96
                                                                               2011          31.05          32.66      97,334.73
                                                                               2012          32.66          35.98      87,220.71
                                                                               2013          35.98          48.51      55,447.98
                                                                               2014          48.51          48.71      51,032.52
                                                                               2015          48.71          43.46      45,885.40
                                                                               2016          43.46          52.64      41,681.88
                                                                               2017          52.64          58.51      37,595.53
                                                                               2018          58.51          50.02      33,780.07
Brighthouse/Wellington Balanced Investment Division (Class E)................. 2009          33.60          38.83      59,318.76
                                                                               2010          38.83          41.94      53,569.28
                                                                               2011          41.94          42.89      46,708.58
                                                                               2012          42.89          47.47      40,291.50
                                                                               2013          47.47          56.38      34,964.85
                                                                               2014          56.38          61.42      31,072.40
                                                                               2015          61.42          62.06      28,036.77
                                                                               2016          62.06          65.41      25,097.61
                                                                               2017          65.41          74.18      23,051.62
                                                                               2018          74.18          70.34      21,492.73
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)..................................................................... 2009          23.53          30.61     108,187.72
                                                                               2010          30.61          33.77     114,348.85
                                                                               2011          33.77          31.92      95,076.13
                                                                               2012          31.92          35.49      86,464.99
                                                                               2013          35.49          46.76      50,199.85
                                                                               2014          46.76          50.95      43,036.77
                                                                               2015          50.95          51.41      35,596.14
                                                                               2016          51.41          54.34      32,187.21
                                                                               2017          54.34          63.76      27,333.27
                                                                               2018          63.76          62.75      23,605.46
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          50.58          59.53      21,677.47
                                                                               2010          59.53          66.17      20,041.55
                                                                               2011          66.17          65.48      15,147.62
                                                                               2012          65.48          73.38      12,535.79
                                                                               2013          73.38          97.21      12,109.47
                                                                               2014          97.21         109.06      10,494.88
                                                                               2015         109.06         112.48       8,055.95
                                                                               2016         112.48         120.27       7,349.46
                                                                               2017         120.27         144.80       6,885.73
                                                                               2018         144.80         133.97       6,164.34
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.80           6.32      34,985.73
                                                                               2010           6.32           7.72      27,960.33
                                                                               2011           7.72           7.88     139,846.48
                                                                               2012           7.88           9.22     125,731.40
                                                                               2013           9.22          13.27      60,457.21
                                                                               2014          13.27          15.57     109,362.82
                                                                               2015          15.57          14.75      98,181.37
                                                                               2016          14.75          14.96      76,936.81
                                                                               2017          14.96          17.50      68,022.32
                                                                               2018          17.50          16.07      63,662.15

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))........... 2009           4.22           5.75      77,841.22
                                                                              2010           5.75           6.09     166,424.04
                                                                              2011           6.09           6.48           0.00
Frontier Mid Cap Growth Investment Division (Class E)........................ 2009          27.87          41.02      16,529.25
                                                                              2010          41.02          46.62      15,486.04
                                                                              2011          46.62          44.53      10,997.88
                                                                              2012          44.53          48.68      10,169.36
                                                                              2013          48.68          63.68       8,899.39
                                                                              2014          63.68          69.72       8,558.42
                                                                              2015          69.72          70.66       8,007.65
                                                                              2016          70.66          73.37       7,029.13
                                                                              2017          73.37          90.55       6,320.92
                                                                              2018          90.55          84.15       5,044.83
Harris Oakmark International Investment Division (Class E)................... 2009          11.48          17.59      79,107.89
                                                                              2010          17.59          20.22      74,037.00
                                                                              2011          20.22          17.13      63,926.28
                                                                              2012          17.13          21.85      49,296.12
                                                                              2013          21.85          28.16      47,650.98
                                                                              2014          28.16          26.21      51,113.52
                                                                              2015          26.21          24.71      48,998.42
                                                                              2016          24.71          26.40      40,104.73
                                                                              2017          26.40          34.00      38,249.68
                                                                              2018          34.00          25.53      35,687.10
Invesco Small Cap Growth Investment Division (Class E)....................... 2009           9.80          12.95      23,603.80
                                                                              2010          12.95          16.15      22,679.56
                                                                              2011          16.15          15.77      19,668.02
                                                                              2012          15.77          18.41      18,431.89
                                                                              2013          18.41          25.50      20,080.15
                                                                              2014          25.50          27.18      17,409.03
                                                                              2015          27.18          26.38      14,682.36
                                                                              2016          26.38          29.04      13,200.41
                                                                              2017          29.04          35.94      12,338.56
                                                                              2018          35.94          32.28      11,461.78
Jennison Growth Investment Division (Class E)................................ 2009           3.42           4.72      95,325.91
                                                                              2010           4.72           5.19      87,924.66
                                                                              2011           5.19           5.14      62,569.18
                                                                              2012           5.14           5.86      73,911.01
                                                                              2013           5.86           7.91      51,071.49
                                                                              2014           7.91           8.50      47,629.54
                                                                              2015           8.50           9.28      45,775.31
                                                                              2016           9.28           9.15      40,707.12
                                                                              2017           9.15          12.39      34,531.43
                                                                              2018          12.39          12.25      33,950.86
Loomis Sayles Small Cap Core Investment Division (Class E)................... 2009          22.65          29.06      26,685.45
                                                                              2010          29.06          36.51      23,639.02
                                                                              2011          36.51          36.18      21,834.26
                                                                              2012          36.18          40.83      20,644.54
                                                                              2013          40.83          56.73      14,929.88
                                                                              2014          56.73          57.98      13,365.96
                                                                              2015          57.98          56.27      11,348.01
                                                                              2016          56.27          66.11       9,889.41
                                                                              2017          66.11          75.06       9,240.62
                                                                              2018          75.06          65.75       6,339.26
Loomis Sayles Small Cap Growth Investment Division (Class E)................. 2009           6.53           8.38      55,781.76
                                                                              2010           8.38          10.86      54,042.20
                                                                              2011          10.86          11.03      43,274.51
                                                                              2012          11.03          12.08      37,478.17
                                                                              2013          12.08          17.70      39,233.08
                                                                              2014          17.70          17.64      28,995.50
                                                                              2015          17.64          17.68      24,725.05
                                                                              2016          17.68          18.51      23,121.81
                                                                              2017          18.51          23.15      21,546.15
                                                                              2018          23.15          22.94      19,478.70
MetLife Aggregate Bond Index Investment Division (Class E)................... 2009          14.71          15.26     616,172.99
                                                                              2010          15.26          15.93     546,751.17
                                                                              2011          15.93          16.87     431,816.90
                                                                              2012          16.87          17.26     373,251.57
                                                                              2013          17.26          16.62     350,474.68
                                                                              2014          16.62          17.31     317,222.76
                                                                              2015          17.31          17.11     278,073.23
                                                                              2016          17.11          17.25     261,797.27
                                                                              2017          17.25          17.55     248,353.47

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2018          17.55
MetLife Mid Cap Stock Index Investment Division (Class E)........................ 2009          10.53
                                                                                  2010          14.23
                                                                                  2011          17.70
                                                                                  2012          17.09
                                                                                  2013          19.81
                                                                                  2014          25.98
                                                                                  2015          28.04
                                                                                  2016          26.95
                                                                                  2017          31.98
                                                                                  2018          36.54
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E)................... 2009           9.74
                                                                                  2010          12.34
                                                                                  2011          13.15
                                                                                  2012          11.34
                                                                                  2013          13.22
                                                                                  2014          15.86
                                                                                  2015          14.69
                                                                                  2016          14.33
                                                                                  2017          14.29
                                                                                  2018          17.59
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)................ 2009          11.93
                                                                                  2010          14.81
                                                                                  2011          18.51
                                                                                  2012          17.50
                                                                                  2013          20.04
                                                                                  2014          27.36
                                                                                  2015          28.32
                                                                                  2016          26.71
                                                                                  2017          31.91
                                                                                  2018          36.05
MetLife Stock Index Investment Division (Class E)................................ 2009          28.69
                                                                                  2010          35.69
                                                                                  2011          40.35
                                                                                  2012          40.49
                                                                                  2013          46.16
                                                                                  2014          60.03
                                                                                  2015          67.05
                                                                                  2016          66.82
                                                                                  2017          73.51
                                                                                  2018          88.01
MFS(Reg. TM) Research International Investment Division (Class E)................ 2009          10.28
                                                                                  2010          13.36
                                                                                  2011          14.70
                                                                                  2012          12.97
                                                                                  2013          14.94
                                                                                  2014          17.60
                                                                                  2015          16.18
                                                                                  2016          15.68
                                                                                  2017          15.35
                                                                                  2018          19.44
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          35.56
                                                                                  2010          41.51
                                                                                  2011          44.96
                                                                                  2012          45.32
                                                                                  2013          49.76
                                                                                  2014          58.28
                                                                                  2015          62.31
                                                                                  2016          61.22
                                                                                  2017          65.79
                                                                                  2018          72.81
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           9.27
                                                                                  2010          11.03
                                                                                  2011          12.11
                                                                                  2012          12.04
                                                                                  2013          13.83
                                                                                  2014          18.51
                                                                                  2015          20.20
                                                                                  2016          19.88
                                                                                  2017          22.39
                                                                                  2018          26.03
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           9.48
                                                                                  2010          10.39



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         17.26     215,950.72
MetLife Mid Cap Stock Index Investment Division (Class E)........................        14.23     202,584.39
                                                                                         17.70     178,483.20
                                                                                         17.09     137,102.72
                                                                                         19.81     121,643.66
                                                                                         25.98     108,784.64
                                                                                         28.04      98,145.50
                                                                                         26.95      86,260.95
                                                                                         31.98      78,038.65
                                                                                         36.54      72,465.39
                                                                                         31.92      56,926.43
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E)...................        12.34     251,890.00
                                                                                         13.15     232,457.65
                                                                                         11.34     192,807.50
                                                                                         13.22     165,952.91
                                                                                         15.86     139,527.28
                                                                                         14.69     136,903.05
                                                                                         14.33     127,923.45
                                                                                         14.29     124,024.97
                                                                                         17.59     111,533.84
                                                                                         14.91     103,630.21
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)................        14.81     131,889.16
                                                                                         18.51     111,720.63
                                                                                         17.50      89,027.03
                                                                                         20.04      77,278.02
                                                                                         27.36      69,232.68
                                                                                         28.32      63,819.37
                                                                                         26.71      59,187.92
                                                                                         31.91      54,013.55
                                                                                         36.05      54,052.45
                                                                                         31.62      46,346.51
MetLife Stock Index Investment Division (Class E)................................        35.69     319,506.79
                                                                                         40.35     285,741.00
                                                                                         40.49     219,638.21
                                                                                         46.16     185,182.91
                                                                                         60.03     159,045.27
                                                                                         67.05     147,606.68
                                                                                         66.82     134,989.25
                                                                                         73.51     122,760.38
                                                                                         88.01     109,755.70
                                                                                         82.72      92,272.65
MFS(Reg. TM) Research International Investment Division (Class E)................        13.36      96,825.76
                                                                                         14.70      88,667.75
                                                                                         12.97      73,941.46
                                                                                         14.94      64,485.37
                                                                                         17.60      59,189.29
                                                                                         16.18      50,531.84
                                                                                         15.68      50,163.74
                                                                                         15.35      50,979.47
                                                                                         19.44      46,730.52
                                                                                         16.51      41,523.03
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        41.51       7,610.74
                                                                                         44.96      14,324.60
                                                                                         45.32      19,864.37
                                                                                         49.76      23,721.16
                                                                                         58.28      22,722.25
                                                                                         62.31      22,648.37
                                                                                         61.22      23,784.46
                                                                                         65.79      24,584.06
                                                                                         72.81      22,299.19
                                                                                         67.66      18,055.31
MFS(Reg. TM) Value Investment Division (Class E).................................        11.03     283,411.78
                                                                                         12.11     289,533.62
                                                                                         12.04     242,528.97
                                                                                         13.83     222,056.24
                                                                                         18.51     177,516.52
                                                                                         20.20     167,730.62
                                                                                         19.88     152,637.12
                                                                                         22.39     141,387.47
                                                                                         26.03     127,509.74
                                                                                         23.06     149,126.13
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................        10.39     170,380.03
                                                                                         11.18     140,269.58

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2011          11.18          11.26     111,276.47
                                                                               2012          11.26          12.68     101,893.69
                                                                               2013          12.68          16.50      97,038.84
                                                                               2014          16.50          17.88      75,189.28
                                                                               2015          17.88          16.57      73,389.11
                                                                               2016          16.57          19.31      60,565.74
                                                                               2017          19.31          20.48      50,980.60
                                                                               2018          20.48          19.77           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................ 2009          19.55          23.47      16,288.50
                                                                               2010          23.47          26.49      12,429.91
                                                                               2011          26.49          24.49      11,080.57
                                                                               2012          24.49          27.93       9,340.35
                                                                               2013          27.93          30.76           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)................... 2010          13.24          15.39      67,276.91
                                                                               2011          15.39          14.14      51,242.15
                                                                               2012          14.14          15.27      43,704.89
                                                                               2013          15.27          20.95      33,049.53
                                                                               2014          20.95          20.90      28,626.29
                                                                               2015          20.90          19.60      24,892.21
                                                                               2016          19.60          17.72      25,020.02
                                                                               2017          17.72          24.49      22,601.11
                                                                               2018          24.49          26.64      20,856.26
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).......................... 2009           9.17          12.10      72,550.40
                                                                               2010          12.10          13.09           0.00
Neuberger Berman Genesis Investment Division (Class E)........................ 2009          12.40          13.82     303,310.28
                                                                               2010          13.82          16.56     268,256.95
                                                                               2011          16.56          17.24     212,936.13
                                                                               2012          17.24          18.69     195,697.43
                                                                               2013          18.69          25.52     203,919.67
                                                                               2014          25.52          25.13     170,029.37
                                                                               2015          25.13          24.90     151,302.53
                                                                               2016          24.90          29.12     140,368.57
                                                                               2017          29.12          33.22     122,790.62
                                                                               2018          33.22          30.52     111,078.11
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))........................................ 2009           9.64          13.02      84,533.17
                                                                               2010          13.02          15.81      79,809.73
                                                                               2011          15.81          14.78      67,223.16
                                                                               2012          14.78          15.37      63,219.07
                                                                               2013          15.37          16.67           0.00
Oppenheimer Global Equity Investment Division* (Class E)...................... 2009          12.09          16.70      88,015.88
                                                                               2010          16.70          19.13      76,118.37
                                                                               2011          19.13          17.29      68,551.25
                                                                               2012          17.29          20.70      64,585.92
                                                                               2013          20.70          26.00      60,919.28
                                                                               2014          26.00          26.22      56,677.09
                                                                               2015          26.22          26.91      56,742.39
                                                                               2016          26.91          26.64      53,810.66
                                                                               2017          26.64          35.99      52,729.10
                                                                               2018          35.99          30.86      52,688.03
PIMCO Total Return Investment Division (Class E).............................. 2009          13.21          15.41     539,423.74
                                                                               2010          15.41          16.45     476,973.24
                                                                               2011          16.45          16.78     365,137.99
                                                                               2012          16.78          18.09     324,529.81
                                                                               2013          18.09          17.52     283,907.73
                                                                               2014          17.52          18.04     224,899.45
                                                                               2015          18.04          17.81     196,370.22
                                                                               2016          17.81          18.05     162,497.38
                                                                               2017          18.05          18.63     152,565.56
                                                                               2018          18.63          18.36     129,855.46
T. Rowe Price Large Cap Growth Investment Division (Class E).................. 2009           8.80          12.43     135,973.72
                                                                               2010          12.43          14.34     115,196.38
                                                                               2011          14.34          13.97      91,160.37
                                                                               2012          13.97          16.37      77,481.33
                                                                               2013          16.37          22.44      98,079.38
                                                                               2014          22.44          24.11      83,437.75
                                                                               2015          24.11          26.32      69,296.58
                                                                               2016          26.32          26.38      64,195.46
                                                                               2017          26.38          34.79      59,899.74
                                                                               2018          34.79          33.96      59,139.80
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))................................. 2009           3.53           5.56     189,385.96

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           1.35 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2010           5.56           7.01     157,794.46
                                                                             2011           7.01           6.23     130,440.91
                                                                             2012           6.23           6.91     115,998.03
                                                                             2013           6.91           7.23           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E).................. 2009           5.87           8.43     153,547.79
                                                                             2010           8.43          10.64     147,269.01
                                                                             2011          10.64          10.33     123,061.49
                                                                             2012          10.33          11.60     108,864.47
                                                                             2013          11.60          15.65      92,284.77
                                                                             2014          15.65          17.43      86,725.05
                                                                             2015          17.43          18.35      75,728.67
                                                                             2016          18.35          19.26      68,710.79
                                                                             2017          19.26          23.73      57,396.84
                                                                             2018          23.73          22.91      54,852.48
T. Rowe Price Small Cap Growth Investment Division (Class E)................ 2009          10.11          13.85      61,037.74
                                                                             2010          13.85          18.41      51,946.98
                                                                             2011          18.41          18.44      42,573.15
                                                                             2012          18.44          21.12      37,434.11
                                                                             2013          21.12          30.07      30,699.52
                                                                             2014          30.07          31.65      32,489.67
                                                                             2015          31.65          32.04      28,624.00
                                                                             2016          32.04          35.26      24,337.81
                                                                             2017          35.26          42.69      21,032.29
                                                                             2018          42.69          39.31      20,299.07
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))......................... 2009          14.06          20.51     155,727.90
                                                                             2010          20.51          25.52     169,297.13
                                                                             2011          25.52          23.53     141,671.75
                                                                             2012          23.53          26.03           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E)................ 2012          25.91          26.65     125,008.99
                                                                             2013          26.65          34.30      73,430.82
                                                                             2014          34.30          37.14      63,270.75
                                                                             2015          37.14          33.39      58,882.21
                                                                             2016          33.39          38.10      52,981.47
                                                                             2017          38.10          41.19      47,536.19
                                                                             2018          41.19          36.53      41,125.40
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2009          18.04          23.49     107,449.76
                                                                             2010          23.49          26.10      88,240.41
                                                                             2011          26.10          27.27      74,270.53
                                                                             2012          27.27          29.95      65,314.81
                                                                             2013          29.95          29.82      57,569.73
                                                                             2014          29.82          31.01      50,528.52
                                                                             2015          31.01          30.01      45,569.22
                                                                             2016          30.01          32.12     113,916.24
                                                                             2017          32.12          34.22     109,432.84
                                                                             2018          34.22          32.44     101,608.14
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))......................................................... 2009          12.07          16.31     118,111.75
                                                                             2010          16.31          18.18      93,359.17
                                                                             2011          18.18          18.78      77,135.20
                                                                             2012          18.78          20.94      67,313.82
                                                                             2013          20.94          22.33      65,358.30
                                                                             2014          22.33          23.11      57,245.29
                                                                             2015          23.11          22.32      47,665.38
                                                                             2016          22.32          23.02           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          16.59          17.06     107,529.64
                                                                             2010          17.06          17.78      89,346.73
                                                                             2011          17.78          18.47      68,683.61
                                                                             2012          18.47          18.80      62,680.78
                                                                             2013          18.80          18.41      51,530.84
                                                                             2014          18.41          18.62      47,950.23
                                                                             2015          18.62          18.45      44,417.15
                                                                             2016          18.45          18.42      43,023.65
                                                                             2017          18.42          18.49      40,857.61
                                                                             2018          18.49          18.39      36,041.28

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                                 1.45 SEPARATE ACCOUNT CHARGE
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2009          13.84          15.34      44,475.29
                                                                            2010          15.34          16.07      36,490.00
                                                                            2011          16.07          16.78      22,553.70
                                                                            2012          16.78          17.40      17,940.74
                                                                            2013          17.40          16.75      13,875.19
                                                                            2014          16.75          17.36      11,709.87
                                                                            2015          17.36          17.13      10,459.60
                                                                            2016          17.13          17.35      11,845.51
                                                                            2017          17.35          17.70       9,496.26
                                                                            2018          17.70          17.30       8,994.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2009          15.85          25.16     215,741.06
                                                                            2010          25.16          30.31     201,537.32
                                                                            2011          30.31          24.12     184,596.10
                                                                            2012          24.12          28.05     148,646.50
                                                                            2013          28.05          35.41     123,984.38
                                                                            2014          35.41          35.59     105,295.27
                                                                            2015          35.59          35.12      88,692.01
                                                                            2016          35.12          35.29      69,956.75
                                                                            2017          35.29          43.72      58,490.16
                                                                            2018          43.72          38.48      52,763.20
American Funds Growth Investment Division+ (Class 2)....................... 2009          92.82         127.36      76,883.79
                                                                            2010         127.36         148.75      76,604.81
                                                                            2011         148.75         140.13      68,947.90
                                                                            2012         140.13         162.57      57,125.17
                                                                            2013         162.57         208.15      48,181.45
                                                                            2014         208.15         222.28      41,094.17
                                                                            2015         222.28         233.76      35,763.33
                                                                            2016         233.76         251.87      31,528.60
                                                                            2017         251.87         318.02      27,790.84
                                                                            2018         318.02         312.17      23,795.14
American Funds Growth-Income Investment Division+ (Class 2)................ 2009          69.98          90.39      83,532.89
                                                                            2010          90.39          99.12      87,048.37
                                                                            2011          99.12          95.76      75,148.47
                                                                            2012          95.76         110.71      62,226.93
                                                                            2013         110.71         145.46      53,494.15
                                                                            2014         145.46         158.37      46,592.52
                                                                            2015         158.37         158.13      40,521.96
                                                                            2016         158.13         173.55      33,675.10
                                                                            2017         173.55         209.03      29,520.25
                                                                            2018         209.03         202.02      25,465.56
Baillie Gifford International Stock Investment Division (Class E).......... 2009          10.78          12.96      70,220.48
                                                                            2010          12.96          13.67      60,031.52
                                                                            2011          13.67          10.78      53,813.66
                                                                            2012          10.78          12.69      43,343.72
                                                                            2013          12.69          14.42      36,043.85
                                                                            2014          14.42          13.76      35,022.69
                                                                            2015          13.76          13.27      31,391.64
                                                                            2016          13.27          13.76      23,789.41
                                                                            2017          13.76          18.30      19,600.93
                                                                            2018          18.30          14.95      20,198.85
BlackRock Bond Income Investment Division (Class E)........................ 2009          49.08          52.87      50,740.38
                                                                            2010          52.87          56.38      48,958.84
                                                                            2011          56.38          59.13      43,628.61
                                                                            2012          59.13          62.58      36,753.17
                                                                            2013          62.58          61.11      31,538.85
                                                                            2014          61.11          64.40      29,660.84
                                                                            2015          64.40          63.76      27,060.83
                                                                            2016          63.76          64.71      24,575.47
                                                                            2017          64.71          66.30      23,204.26
                                                                            2018          66.30          65.00      20,179.49
BlackRock Ultra-Short Term Bond Investment Division (Class E).............. 2009          24.18          23.91      24,492.61
                                                                            2010          23.91          23.56      25,839.23
                                                                            2011          23.56          23.23      39,400.96
                                                                            2012          23.23          22.89      53,419.72
                                                                            2013          22.89          22.56      49,122.16
                                                                            2014          22.56          22.24      44,597.14
                                                                            2015          22.24          21.92      45,529.52
                                                                            2016          21.92          21.64      40,418.93
                                                                            2017          21.64          21.49      35,718.61
                                                                            2018          21.49          21.53      30,425.57
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)............ 2009          19.34          26.94     110,240.29
                                                                            2010          26.94          30.51     100,223.20
                                                                            2011          30.51          32.05      98,243.83
                                                                            2012          32.05          35.28      78,245.59

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          35.28          47.52      68,802.66
                                                                               2014          47.52          47.67      61,099.16
                                                                               2015          47.67          42.48      54,921.93
                                                                               2016          42.48          51.41      47,978.56
                                                                               2017          51.41          57.08      40,159.32
                                                                               2018          57.08          48.76      38,147.28
Brighthouse/Wellington Balanced Investment Division (Class E)................. 2009          32.85          37.93      75,807.44
                                                                               2010          37.93          40.92      79,478.47
                                                                               2011          40.92          41.81      72,159.84
                                                                               2012          41.81          46.23      65,154.43
                                                                               2013          46.23          54.86      56,783.98
                                                                               2014          54.86          59.70      45,200.80
                                                                               2015          59.70          60.25      39,523.77
                                                                               2016          60.25          63.44      37,284.41
                                                                               2017          63.44          71.88      34,025.53
                                                                               2018          71.88          68.09      28,530.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)..................................................................... 2009          23.20          30.15      99,637.92
                                                                               2010          30.15          33.22     106,090.66
                                                                               2011          33.22          31.38      85,935.22
                                                                               2012          31.38          34.85      69,523.35
                                                                               2013          34.85          45.87      58,187.48
                                                                               2014          45.87          49.93      47,684.09
                                                                               2015          49.93          50.33      41,044.62
                                                                               2016          50.33          53.15      36,917.40
                                                                               2017          53.15          62.30      32,414.26
                                                                               2018          62.30          61.25      28,523.30
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          49.30          57.97      21,433.11
                                                                               2010          57.97          64.37      21,059.10
                                                                               2011          64.37          63.63      22,793.06
                                                                               2012          63.63          71.24      20,441.72
                                                                               2013          71.24          94.29      18,503.82
                                                                               2014          94.29         105.67      16,385.15
                                                                               2015         105.67         108.88      13,917.75
                                                                               2016         108.88         116.30      12,456.64
                                                                               2017         116.30         139.89      11,625.87
                                                                               2018         139.89         129.29      10,435.12
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.77           6.26      29,473.07
                                                                               2010           6.26           7.64      33,435.09
                                                                               2011           7.64           7.80      73,277.21
                                                                               2012           7.80           9.11      62,411.36
                                                                               2013           9.11          13.10      77,911.75
                                                                               2014          13.10          15.36     177,750.20
                                                                               2015          15.36          14.53     169,869.57
                                                                               2016          14.53          14.73     136,552.61
                                                                               2017          14.73          17.21     120,539.23
                                                                               2018          17.21          15.79     102,809.39
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))............ 2009           4.18           5.69      57,470.75
                                                                               2010           5.69           6.02      57,199.36
                                                                               2011           6.02           6.40           0.00
Frontier Mid Cap Growth Investment Division (Class E)......................... 2009          27.30          40.14      28,257.84
                                                                               2010          40.14          45.57      29,826.93
                                                                               2011          45.57          43.49      31,374.80
                                                                               2012          43.49          47.49      26,978.74
                                                                               2013          47.49          62.07      22,978.77
                                                                               2014          62.07          67.88      19,027.36
                                                                               2015          67.88          68.73      15,708.72
                                                                               2016          68.73          71.29      12,411.24
                                                                               2017          71.29          87.90      10,207.49
                                                                               2018          87.90          81.61       7,706.69
Harris Oakmark International Investment Division (Class E).................... 2009          11.40          17.44     120,742.26
                                                                               2010          17.44          20.03     122,495.56
                                                                               2011          20.03          16.96     115,617.83
                                                                               2012          16.96          21.60      99,692.23
                                                                               2013          21.60          27.82      99,948.90
                                                                               2014          27.82          25.86      85,082.89
                                                                               2015          25.86          24.36      68,353.28
                                                                               2016          24.36          26.00      67,405.61
                                                                               2017          26.00          33.45      56,559.53
                                                                               2018          33.45          25.10      53,175.51
Invesco Small Cap Growth Investment Division (Class E)........................ 2009           9.73          12.85      37,766.16
                                                                               2010          12.85          16.00      34,734.59

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2011          16.00          15.61      35,797.11
                                                                         2012          15.61          18.21      20,941.80
                                                                         2013          18.21          25.19      18,744.67
                                                                         2014          25.19          26.82      19,788.55
                                                                         2015          26.82          26.01      16,025.26
                                                                         2016          26.01          28.60      15,345.76
                                                                         2017          28.60          35.36      15,381.54
                                                                         2018          35.36          31.73      14,985.57
Jennison Growth Investment Division (Class E)........................... 2009           3.39           4.67     121,161.49
                                                                         2010           4.67           5.13     183,683.71
                                                                         2011           5.13           5.08     143,034.43
                                                                         2012           5.08           5.78     170,483.54
                                                                         2013           5.78           7.81     123,754.88
                                                                         2014           7.81           8.37      96,825.88
                                                                         2015           8.37           9.13      93,425.47
                                                                         2016           9.13           9.00      67,117.58
                                                                         2017           9.00          12.17      55,842.82
                                                                         2018          12.17          12.02      53,036.70
Loomis Sayles Small Cap Core Investment Division (Class E).............. 2009          22.32          28.61      32,210.94
                                                                         2010          28.61          35.91      31,834.00
                                                                         2011          35.91          35.55      32,054.41
                                                                         2012          35.55          40.07      23,462.87
                                                                         2013          40.07          55.62      21,348.50
                                                                         2014          55.62          56.79      18,027.60
                                                                         2015          56.79          55.06      14,974.86
                                                                         2016          55.06          64.63      13,721.31
                                                                         2017          64.63          73.30      12,366.94
                                                                         2018          73.30          64.14      11,043.98
Loomis Sayles Small Cap Growth Investment Division (Class E)............ 2009           6.48           8.31      58,776.47
                                                                         2010           8.31          10.76      53,322.41
                                                                         2011          10.76          10.92      48,775.80
                                                                         2012          10.92          11.94      40,780.40
                                                                         2013          11.94          17.48      42,837.76
                                                                         2014          17.48          17.41      38,517.67
                                                                         2015          17.41          17.42      36,104.34
                                                                         2016          17.42          18.23      32,840.57
                                                                         2017          18.23          22.77      30,821.38
                                                                         2018          22.77          22.54      29,120.35
MetLife Aggregate Bond Index Investment Division (Class E).............. 2009          14.56          15.09     561,315.35
                                                                         2010          15.09          15.74     557,184.80
                                                                         2011          15.74          16.65     526,466.51
                                                                         2012          16.65          17.02     495,850.80
                                                                         2013          17.02          16.37     493,062.43
                                                                         2014          16.37          17.03     404,006.83
                                                                         2015          17.03          16.82     364,943.83
                                                                         2016          16.82          16.94     341,499.26
                                                                         2017          16.94          17.22     322,614.20
                                                                         2018          17.22          16.91     300,494.82
MetLife Mid Cap Stock Index Investment Division (Class E)............... 2009          10.44          14.09     208,005.06
                                                                         2010          14.09          17.51     201,564.42
                                                                         2011          17.51          16.90     179,219.32
                                                                         2012          16.90          19.56     156,891.56
                                                                         2013          19.56          25.64     148,834.50
                                                                         2014          25.64          27.64     123,651.04
                                                                         2015          27.64          26.54     116,345.26
                                                                         2016          26.54          31.46     102,985.81
                                                                         2017          31.46          35.91      88,798.06
                                                                         2018          35.91          31.34      77,066.23
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E).......... 2009           9.64          12.21     284,306.48
                                                                         2010          12.21          12.99     293,691.09
                                                                         2011          12.99          11.19     305,943.64
                                                                         2012          11.19          13.03     261,681.60
                                                                         2013          13.03          15.62     231,862.70
                                                                         2014          15.62          14.46     221,731.71
                                                                         2015          14.46          14.08     209,419.10
                                                                         2016          14.08          14.03     193,315.59
                                                                         2017          14.03          17.26     159,550.45
                                                                         2018          17.26          14.61     157,131.98
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)....... 2009          11.81          14.65     130,087.10
                                                                         2010          14.65          18.28     128,817.75
                                                                         2011          18.28          17.27     117,133.58
                                                                         2012          17.27          19.76      98,952.39
                                                                         2013          19.76          26.95      84,728.51
                                                                         2014          26.95          27.86      75,161.82

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015          27.86
                                                                                  2016          26.25
                                                                                  2017          31.33
                                                                                  2018          35.36
MetLife Stock Index Investment Division (Class E)................................ 2009          28.16
                                                                                  2010          34.99
                                                                                  2011          39.52
                                                                                  2012          39.62
                                                                                  2013          45.12
                                                                                  2014          58.63
                                                                                  2015          65.41
                                                                                  2016          65.13
                                                                                  2017          71.58
                                                                                  2018          85.61
MFS(Reg. TM) Research International Investment Division (Class E)................ 2009          10.21
                                                                                  2010          13.26
                                                                                  2011          14.58
                                                                                  2012          12.85
                                                                                  2013          14.79
                                                                                  2014          17.40
                                                                                  2015          15.98
                                                                                  2016          15.47
                                                                                  2017          15.13
                                                                                  2018          19.15
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          34.80
                                                                                  2010          40.57
                                                                                  2011          43.91
                                                                                  2012          44.21
                                                                                  2013          48.50
                                                                                  2014          56.74
                                                                                  2015          60.60
                                                                                  2016          59.49
                                                                                  2017          63.87
                                                                                  2018          70.61
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           9.17
                                                                                  2010          10.91
                                                                                  2011          11.96
                                                                                  2012          11.89
                                                                                  2013          13.64
                                                                                  2014          18.23
                                                                                  2015          19.88
                                                                                  2016          19.54
                                                                                  2017          21.99
                                                                                  2018          25.54
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           9.41
                                                                                  2010          10.31
                                                                                  2011          11.08
                                                                                  2012          11.15
                                                                                  2013          12.55
                                                                                  2014          16.31
                                                                                  2015          17.65
                                                                                  2016          16.34
                                                                                  2017          19.03
                                                                                  2018          20.17
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................... 2009          19.25
                                                                                  2010          23.08
                                                                                  2011          26.03
                                                                                  2012          24.04
                                                                                  2013          27.38
Morgan Stanley Mid Cap Growth Investment Division (Class E)...................... 2010          13.07
                                                                                  2011          15.17
                                                                                  2012          13.93
                                                                                  2013          15.03
                                                                                  2014          20.60
                                                                                  2015          20.53
                                                                                  2016          19.23
                                                                                  2017          17.37
                                                                                  2018          23.99
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E))............................. 2009           9.06
                                                                                  2010          11.94
Neuberger Berman Genesis Investment Division (Class E)........................... 2009          12.30



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         26.25      70,009.67
                                                                                         31.33      69,195.20
                                                                                         35.36      61,872.63
                                                                                         30.99      53,551.28
MetLife Stock Index Investment Division (Class E)................................        34.99     327,666.89
                                                                                         39.52     339,490.00
                                                                                         39.62     315,180.82
                                                                                         45.12     276,819.86
                                                                                         58.63     236,919.12
                                                                                         65.41     196,481.39
                                                                                         65.13     181,267.34
                                                                                         71.58     171,487.57
                                                                                         85.61     144,800.82
                                                                                         80.38     129,487.71
MFS(Reg. TM) Research International Investment Division (Class E)................        13.26      88,263.14
                                                                                         14.58      75,610.22
                                                                                         12.85      79,543.76
                                                                                         14.79      51,312.77
                                                                                         17.40      35,277.29
                                                                                         15.98      26,671.58
                                                                                         15.47      23,446.40
                                                                                         15.13      21,628.78
                                                                                         19.15      18,820.05
                                                                                         16.24      16,129.81
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        40.57     110,222.67
                                                                                         43.91     119,511.53
                                                                                         44.21     126,149.10
                                                                                         48.50     116,717.03
                                                                                         56.74     122,190.70
                                                                                         60.60     117,112.94
                                                                                         59.49     114,910.59
                                                                                         63.87     116,384.53
                                                                                         70.61     106,267.57
                                                                                         65.55      91,303.43
MFS(Reg. TM) Value Investment Division (Class E).................................        10.91     288,597.58
                                                                                         11.96     249,220.98
                                                                                         11.89     242,494.32
                                                                                         13.64     204,551.67
                                                                                         18.23     205,469.25
                                                                                         19.88     182,361.28
                                                                                         19.54     154,432.26
                                                                                         21.99     143,872.94
                                                                                         25.54     122,408.42
                                                                                         22.60     155,259.39
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................        10.31     157,172.75
                                                                                         11.08     154,701.67
                                                                                         11.15     164,401.88
                                                                                         12.55     136,108.94
                                                                                         16.31     119,774.29
                                                                                         17.65     102,510.34
                                                                                         16.34      86,242.34
                                                                                         19.03      79,096.17
                                                                                         20.17      64,183.23
                                                                                         19.45           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))...................................................        23.08      25,886.75
                                                                                         26.03      22,399.41
                                                                                         24.04      17,640.68
                                                                                         27.38      15,937.58
                                                                                         30.15           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)......................        15.17     146,891.87
                                                                                         13.93     121,850.86
                                                                                         15.03     107,856.82
                                                                                         20.60      84,405.64
                                                                                         20.53      75,158.78
                                                                                         19.23      67,984.98
                                                                                         17.37      64,912.87
                                                                                         23.99      61,172.80
                                                                                         26.06      56,768.17
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).............................        11.94     138,421.91
                                                                                         12.92           0.00
Neuberger Berman Genesis Investment Division (Class E)...........................        13.68     283,371.27

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                          1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                       YEAR        END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                         YEAR    UNIT VALUE     UNIT VALUE        YEAR
-------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                           2010          13.68          16.38     272,466.07
                                                                           2011          16.38          17.04     266,777.20
                                                                           2012          17.04          18.46     220,537.32
                                                                           2013          18.46          25.18     234,034.69
                                                                           2014          25.18          24.77     206,887.92
                                                                           2015          24.77          24.52     175,731.94
                                                                           2016          24.52          28.65     149,819.68
                                                                           2017          28.65          32.65     132,396.93
                                                                           2018          32.65          29.96     112,658.58
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E)).................................... 2009           9.57          12.91      78,251.09
                                                                           2010          12.91          15.66      66,775.02
                                                                           2011          15.66          14.63      60,757.51
                                                                           2012          14.63          15.20      56,619.15
                                                                           2013          15.20          16.48           0.00
Oppenheimer Global Equity Investment Division* (Class E).................. 2009          11.94          16.49      44,343.71
                                                                           2010          16.49          18.87      45,184.46
                                                                           2011          18.87          17.04      39,095.89
                                                                           2012          17.04          20.38      33,675.93
                                                                           2013          20.38          25.56      32,200.95
                                                                           2014          25.56          25.76      33,081.63
                                                                           2015          25.76          26.41      28,181.82
                                                                           2016          26.41          26.12      26,363.31
                                                                           2017          26.12          35.24      24,407.28
                                                                           2018          35.24          30.19      22,057.15
PIMCO Total Return Investment Division (Class E).......................... 2009          13.11          15.27     447,407.93
                                                                           2010          15.27          16.29     536,217.64
                                                                           2011          16.29          16.60     435,815.68
                                                                           2012          16.60          17.87     381,839.06
                                                                           2013          17.87          17.30     306,131.31
                                                                           2014          17.30          17.79     250,169.19
                                                                           2015          17.79          17.55     191,693.38
                                                                           2016          17.55          17.76     173,475.49
                                                                           2017          17.76          18.32     164,466.27
                                                                           2018          18.32          18.03     145,398.71
T. Rowe Price Large Cap Growth Investment Division (Class E).............. 2009           8.71          12.29     103,365.41
                                                                           2010          12.29          14.16      97,287.97
                                                                           2011          14.16          13.78      89,692.65
                                                                           2012          13.78          16.14      65,764.77
                                                                           2013          16.14          22.10     136,295.35
                                                                           2014          22.10          23.73     120,640.37
                                                                           2015          23.73          25.87     107,773.66
                                                                           2016          25.87          25.91      88,527.41
                                                                           2017          25.91          34.13      80,352.60
                                                                           2018          34.13          33.29      70,086.19
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))............................. 2009           3.51           5.51     303,452.40
                                                                           2010           5.51           6.94     330,488.74
                                                                           2011           6.94           6.16     290,045.67
                                                                           2012           6.16           6.83     242,474.54
                                                                           2013           6.83           7.14           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E)................ 2009           5.83           8.35     234,942.57
                                                                           2010           8.35          10.54     212,869.74
                                                                           2011          10.54          10.22     175,942.65
                                                                           2012          10.22          11.46     145,428.02
                                                                           2013          11.46          15.45     126,647.92
                                                                           2014          15.45          17.19     120,243.26
                                                                           2015          17.19          18.08     106,570.22
                                                                           2016          18.08          18.96     101,028.68
                                                                           2017          18.96          23.33      87,009.25
                                                                           2018          23.33          22.50      70,451.60
T. Rowe Price Small Cap Growth Investment Division (Class E).............. 2009          10.00          13.67      78,540.36
                                                                           2010          13.67          18.15      79,183.45
                                                                           2011          18.15          18.17      74,367.43
                                                                           2012          18.17          20.79      52,990.95
                                                                           2013          20.79          29.57      44,691.30
                                                                           2014          29.57          31.09      39,152.68
                                                                           2015          31.09          31.45      33,638.23
                                                                           2016          31.45          34.57      32,441.14
                                                                           2017          34.57          41.81      28,711.40
                                                                           2018          41.81          38.46      28,069.85
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))....................... 2009          13.92          20.28     151,503.58
                                                                           2010          20.28          25.21     163,109.82

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          25.21          23.22     150,580.47
                                                                             2012          23.22          25.69           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E)................ 2012          25.56          26.28     124,227.02
                                                                             2013          26.28          33.79     104,812.83
                                                                             2014          33.79          36.54      89,045.84
                                                                             2015          36.54          32.82      75,014.85
                                                                             2016          32.82          37.41      66,258.84
                                                                             2017          37.41          40.41      56,889.29
                                                                             2018          40.41          35.80      51,953.44
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2009          17.78          23.13     122,810.74
                                                                             2010          23.13          25.68     143,803.41
                                                                             2011          25.68          26.81     125,299.78
                                                                             2012          26.81          29.41     108,320.81
                                                                             2013          29.41          29.25     104,162.29
                                                                             2014          29.25          30.39      91,705.57
                                                                             2015          30.39          29.38      83,551.37
                                                                             2016          29.38          31.42     344,282.67
                                                                             2017          31.42          33.44     317,776.41
                                                                             2018          33.44          31.66     260,671.01
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))......................................................... 2009          11.93          16.10     163,917.40
                                                                             2010          16.10          17.93     175,369.31
                                                                             2011          17.93          18.51     135,149.44
                                                                             2012          18.51          20.61     123,514.91
                                                                             2013          20.61          21.95     104,729.72
                                                                             2014          21.95          22.70      87,281.60
                                                                             2015          22.70          21.91      74,232.64
                                                                             2016          21.91          22.58           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          16.36          16.80      90,882.37
                                                                             2010          16.80          17.50      86,161.04
                                                                             2011          17.50          18.16      70,161.01
                                                                             2012          18.16          18.46      59,181.32
                                                                             2013          18.46          18.06      58,858.03
                                                                             2014          18.06          18.25      44,420.01
                                                                             2015          18.25          18.06      38,437.29
                                                                             2016          18.06          18.01      38,739.41
                                                                             2017          18.01          18.07      35,624.66
                                                                             2018          18.07          17.95      34,163.15





                      GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                              1.50 SEPARATE ACCOUNT CHARGE
                                                                              BEGINNING OF                   NUMBER OF
                                                                                  YEAR        END OF YEAR   ACCUMULATION
                                                                              ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                    YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006)........ 2009          13.76          15.24      16,416.12
                                                                      2010          15.24          15.96      24,364.59
                                                                      2011          15.96          16.66      11,030.42
                                                                      2012          16.66          17.26       9,151.52
                                                                      2013          17.26          16.61       7,509.35
                                                                      2014          16.61          17.20       7,358.85
                                                                      2015          17.20          16.97       5,575.15
                                                                      2016          16.97          17.18       6,637.31
                                                                      2017          17.18          17.52       6,350.33
                                                                      2018          17.52          17.11       4,991.88
American Funds Global Small Capitalization Investment Division+ (Class2009          15.76          25.01      86,284.29
                                                                      2010          25.01          30.12      83,769.53
                                                                      2011          30.12          23.95      71,867.34
                                                                      2012          23.95          27.84      63,194.97
                                                                      2013          27.84          35.14      46,488.38
                                                                      2014          35.14          35.29      39,072.65
                                                                      2015          35.29          34.81      25,443.34
                                                                      2016          34.81          34.96      21,737.70
                                                                      2017          34.96          43.29      19,744.81
                                                                      2018          43.29          38.09      16,581.22
American Funds Growth Investment Division+ (Class 2)................. 2009          91.63         125.66      38,086.04
                                                                      2010         125.66         146.69      36,750.77
                                                                      2011         146.69         138.13      30,896.19
                                                                      2012         138.13         160.16      26,764.62

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2013         160.16         204.97      22,558.96
                                                                         2014         204.97         218.77      18,689.60
                                                                         2015         218.77         229.95      15,946.51
                                                                         2016         229.95         247.64      13,912.12
                                                                         2017         247.64         312.52      12,721.05
                                                                         2018         312.52         306.62      10,196.77
American Funds Growth-Income Investment Division+ (Class 2)............. 2009          69.08          89.18      53,241.27
                                                                         2010          89.18          97.75      51,024.07
                                                                         2011          97.75          94.39      41,759.75
                                                                         2012          94.39         109.07      34,875.77
                                                                         2013         109.07         143.23      30,143.69
                                                                         2014         143.23         155.87      28,663.88
                                                                         2015         155.87         155.55      19,483.83
                                                                         2016         155.55         170.63      16,524.74
                                                                         2017         170.63         205.42      15,224.40
                                                                         2018         205.42         198.43      13,840.25
Baillie Gifford International Stock Investment Division (Class E)....... 2009          10.69          12.84      35,121.97
                                                                         2010          12.84          13.54      27,396.75
                                                                         2011          13.54          10.67      21,754.69
                                                                         2012          10.67          12.55      22,425.41
                                                                         2013          12.55          14.26      16,832.89
                                                                         2014          14.26          13.60      13,220.04
                                                                         2015          13.60          13.11      12,383.76
                                                                         2016          13.11          13.59      10,937.92
                                                                         2017          13.59          18.06      10,457.96
                                                                         2018          18.06          14.75       9,060.91
BlackRock Bond Income Investment Division (Class E)..................... 2009          48.46          52.18      26,751.59
                                                                         2010          52.18          55.61      25,334.02
                                                                         2011          55.61          58.29      21,116.16
                                                                         2012          58.29          61.66      19,067.97
                                                                         2013          61.66          60.19      15,099.60
                                                                         2014          60.19          63.40      13,955.80
                                                                         2015          63.40          62.73      13,343.71
                                                                         2016          62.73          63.63       9,452.37
                                                                         2017          63.63          65.16       7,983.57
                                                                         2018          65.16          63.85       6,061.12
BlackRock Ultra-Short Term Bond Investment Division (Class E)........... 2009          23.88          23.60           0.00
                                                                         2010          23.60          23.24           3.74
                                                                         2011          23.24          22.90           0.00
                                                                         2012          22.90          22.56           0.00
                                                                         2013          22.56          22.22           0.00
                                                                         2014          22.22          21.89           0.00
                                                                         2015          21.89          21.56           0.00
                                                                         2016          21.56          21.28           0.00
                                                                         2017          21.28          21.12           0.00
                                                                         2018          21.12          21.15           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)......... 2009          19.19          26.72      59,589.70
                                                                         2010          26.72          30.24      51,376.34
                                                                         2011          30.24          31.75      42,015.39
                                                                         2012          31.75          34.94      36,978.56
                                                                         2013          34.94          47.03      32,708.70
                                                                         2014          47.03          47.15      27,038.33
                                                                         2015          47.15          42.00      24,360.33
                                                                         2016          42.00          50.80      20,447.21
                                                                         2017          50.80          56.38      17,140.13
                                                                         2018          56.38          48.13      15,858.61
Brighthouse/Wellington Balanced Investment Division (Class E)........... 2009          32.49          37.49      43,715.81
                                                                         2010          37.49          40.42      40,112.99
                                                                         2011          40.42          41.28      37,810.08
                                                                         2012          41.28          45.62      33,080.01
                                                                         2013          45.62          54.11      27,245.76
                                                                         2014          54.11          58.85      25,246.45
                                                                         2015          58.85          59.37      22,143.10
                                                                         2016          59.37          62.48      18,645.58
                                                                         2017          62.48          70.76      17,317.43
                                                                         2018          70.76          67.00      15,220.79
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)............................................................... 2009          23.04          29.92      58,711.45
                                                                         2010          29.92          32.96      47,245.65
                                                                         2011          32.96          31.11      36,642.55
                                                                         2012          31.11          34.54      31,777.81
                                                                         2013          34.54          45.43      28,217.67
                                                                         2014          45.43          49.43      22,874.42
                                                                         2015          49.43          49.80      21,325.41

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2016          49.80          52.57      18,776.07
                                                                               2017          52.57          61.58      14,747.45
                                                                               2018          61.58          60.51      12,859.04
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          48.68          57.21      18,375.14
                                                                               2010          57.21          63.49      16,024.53
                                                                               2011          63.49          62.73      13,131.95
                                                                               2012          62.73          70.20      10,820.40
                                                                               2013          70.20          92.86       7,959.58
                                                                               2014          92.86         104.02       6,550.45
                                                                               2015         104.02         107.12       5,606.30
                                                                               2016         107.12         114.37       5,421.44
                                                                               2017         114.37         137.49       5,101.81
                                                                               2018         137.49         127.01       4,758.60
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.75           6.24      10,442.02
                                                                               2010           6.24           7.61      11,399.45
                                                                               2011           7.61           7.76      23,185.99
                                                                               2012           7.76           9.06      13,735.26
                                                                               2013           9.06          13.02      21,233.07
                                                                               2014          13.02          15.25      54,350.66
                                                                               2015          15.25          14.43      50,808.30
                                                                               2016          14.43          14.62      48,442.99
                                                                               2017          14.62          17.07      47,034.66
                                                                               2018          17.07          15.65      41,045.28
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))............ 2009           4.16           5.66      48,083.73
                                                                               2010           5.66           5.99      34,050.83
                                                                               2011           5.99           6.36           0.00
Frontier Mid Cap Growth Investment Division (Class E)......................... 2009          27.02          39.70      10,383.46
                                                                               2010          39.70          45.06      10,222.74
                                                                               2011          45.06          42.97       9,839.03
                                                                               2012          42.97          46.91       8,972.48
                                                                               2013          46.91          61.28       8,577.60
                                                                               2014          61.28          66.98       8,204.18
                                                                               2015          66.98          67.78       8,497.34
                                                                               2016          67.78          70.28       8,419.35
                                                                               2017          70.28          86.60       7,974.41
                                                                               2018          86.60          80.36       5,825.31
Harris Oakmark International Investment Division (Class E).................... 2009          11.36          17.37      46,165.40
                                                                               2010          17.37          19.94      42,650.81
                                                                               2011          19.94          16.87      46,799.33
                                                                               2012          16.87          21.48      41,306.64
                                                                               2013          21.48          27.65      44,846.76
                                                                               2014          27.65          25.69      38,457.13
                                                                               2015          25.69          24.18      34,544.47
                                                                               2016          24.18          25.80      28,128.07
                                                                               2017          25.80          33.18      26,187.00
                                                                               2018          33.18          24.88      24,924.81
Invesco Small Cap Growth Investment Division (Class E)........................ 2009           9.70          12.79       8,420.43
                                                                               2010          12.79          15.92       7,432.77
                                                                               2011          15.92          15.53       7,181.60
                                                                               2012          15.53          18.10       6,274.75
                                                                               2013          18.10          25.03       5,682.78
                                                                               2014          25.03          26.64       4,865.62
                                                                               2015          26.64          25.82       4,000.58
                                                                               2016          25.82          28.38       3,979.76
                                                                               2017          28.38          35.07       3,709.22
                                                                               2018          35.07          31.45       3,411.83
Jennison Growth Investment Division (Class E)................................. 2009           3.37           4.65      36,039.71
                                                                               2010           4.65           5.11      52,675.51
                                                                               2011           5.11           5.05      43,829.91
                                                                               2012           5.05           5.75      52,879.88
                                                                               2013           5.75           7.75      42,537.61
                                                                               2014           7.75           8.31      40,809.07
                                                                               2015           8.31           9.06      39,725.44
                                                                               2016           9.06           8.93      39,622.71
                                                                               2017           8.93          12.06      38,639.32
                                                                               2018          12.06          11.91      27,832.17
Loomis Sayles Small Cap Core Investment Division (Class E).................... 2009          22.15          28.38      17,520.05
                                                                               2010          28.38          35.61      10,143.68
                                                                               2011          35.61          35.23       8,861.93
                                                                               2012          35.23          39.70       7,801.51
                                                                               2013          39.70          55.08       5,681.01
                                                                               2014          55.08          56.21       3,860.98

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2015          56.21          54.46       3,669.03
                                                                         2016          54.46          63.90       2,928.54
                                                                         2017          63.90          72.44       2,093.76
                                                                         2018          72.44          63.36       1,953.27
Loomis Sayles Small Cap Growth Investment Division (Class E)............ 2009           6.46           8.27      14,355.56
                                                                         2010           8.27          10.71      13,044.72
                                                                         2011          10.71          10.86      10,584.12
                                                                         2012          10.86          11.87      10,141.94
                                                                         2013          11.87          17.37       8,866.98
                                                                         2014          17.37          17.29       8,158.53
                                                                         2015          17.29          17.29       6,379.63
                                                                         2016          17.29          18.08       5,307.92
                                                                         2017          18.08          22.58       5,057.25
                                                                         2018          22.58          22.34       3,934.46
MetLife Aggregate Bond Index Investment Division (Class E).............. 2009          14.49          15.00     308,551.57
                                                                         2010          15.00          15.64     266,297.97
                                                                         2011          15.64          16.55     205,511.61
                                                                         2012          16.55          16.90     190,653.61
                                                                         2013          16.90          16.24     181,434.36
                                                                         2014          16.24          16.90     167,684.38
                                                                         2015          16.90          16.68     157,048.18
                                                                         2016          16.68          16.79     136,776.34
                                                                         2017          16.79          17.05     131,914.35
                                                                         2018          17.05          16.74     110,623.32
MetLife Mid Cap Stock Index Investment Division (Class E)............... 2009          10.40          14.03     105,445.78
                                                                         2010          14.03          17.42      87,932.09
                                                                         2011          17.42          16.80      68,907.72
                                                                         2012          16.80          19.44      54,776.76
                                                                         2013          19.44          25.46      44,102.46
                                                                         2014          25.46          27.44      36,073.68
                                                                         2015          27.44          26.33      30,832.56
                                                                         2016          26.33          31.20      27,519.49
                                                                         2017          31.20          35.59      29,273.96
                                                                         2018          35.59          31.05      27,070.90
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E).......... 2009           9.59          12.14     151,261.63
                                                                         2010          12.14          12.92     130,578.26
                                                                         2011          12.92          11.12     118,268.87
                                                                         2012          11.12          12.94      95,341.21
                                                                         2013          12.94          15.51      68,033.67
                                                                         2014          15.51          14.34      66,557.85
                                                                         2015          14.34          13.96      62,885.23
                                                                         2016          13.96          13.90      59,699.92
                                                                         2017          13.90          17.09      50,319.82
                                                                         2018          17.09          14.47      44,711.62
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)....... 2009          11.75          14.57      80,783.32
                                                                         2010          14.57          18.17      65,651.52
                                                                         2011          18.17          17.16      50,355.40
                                                                         2012          17.16          19.62      43,831.00
                                                                         2013          19.62          26.74      36,126.23
                                                                         2014          26.74          27.64      30,312.91
                                                                         2015          27.64          26.03      27,222.63
                                                                         2016          26.03          31.05      23,706.96
                                                                         2017          31.05          35.03      22,478.26
                                                                         2018          35.03          30.68      18,744.62
MetLife Stock Index Investment Division (Class E)....................... 2009          27.90          34.65     216,413.47
                                                                         2010          34.65          39.12     190,476.27
                                                                         2011          39.12          39.20     163,517.41
                                                                         2012          39.20          44.61     130,826.63
                                                                         2013          44.61          57.94      97,925.46
                                                                         2014          57.94          64.61      82,567.64
                                                                         2015          64.61          64.30      73,409.87
                                                                         2016          64.30          70.63      67,238.24
                                                                         2017          70.63          84.43      59,284.42
                                                                         2018          84.43          79.24      54,681.84
MFS(Reg. TM) Research International Investment Division (Class E)....... 2009          10.16          13.18      44,920.19
                                                                         2010          13.18          14.49      37,353.66
                                                                         2011          14.49          12.76      26,061.17
                                                                         2012          12.76          14.68      20,283.01
                                                                         2013          14.68          17.26      14,137.02
                                                                         2014          17.26          15.84      13,509.47
                                                                         2015          15.84          15.33      13,170.93
                                                                         2016          15.33          14.99      10,864.23
                                                                         2017          14.99          18.95       8,971.88
                                                                         2018          18.95          16.07       8,326.47

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          34.42
                                                                                  2010          40.12
                                                                                  2011          43.39
                                                                                  2012          43.67
                                                                                  2013          47.88
                                                                                  2014          55.99
                                                                                  2015          59.77
                                                                                  2016          58.65
                                                                                  2017          62.93
                                                                                  2018          69.54
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           9.13
                                                                                  2010          10.85
                                                                                  2011          11.89
                                                                                  2012          11.81
                                                                                  2013          13.54
                                                                                  2014          18.09
                                                                                  2015          19.72
                                                                                  2016          19.37
                                                                                  2017          21.79
                                                                                  2018          25.29
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           9.38
                                                                                  2010          10.27
                                                                                  2011          11.03
                                                                                  2012          11.10
                                                                                  2013          12.48
                                                                                  2014          16.22
                                                                                  2015          17.54
                                                                                  2016          16.23
                                                                                  2017          18.89
                                                                                  2018          20.01
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................... 2009          19.10
                                                                                  2010          22.89
                                                                                  2011          25.80
                                                                                  2012          23.81
                                                                                  2013          27.11
Morgan Stanley Mid Cap Growth Investment Division (Class E)...................... 2010          12.98
                                                                                  2011          15.07
                                                                                  2012          13.82
                                                                                  2013          14.91
                                                                                  2014          20.42
                                                                                  2015          20.35
                                                                                  2016          19.05
                                                                                  2017          17.20
                                                                                  2018          23.74
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E))............................. 2009           9.00
                                                                                  2010          11.87
Neuberger Berman Genesis Investment Division (Class E)........................... 2009          12.24
                                                                                  2010          13.62
                                                                                  2011          16.30
                                                                                  2012          16.95
                                                                                  2013          18.35
                                                                                  2014          25.01
                                                                                  2015          24.59
                                                                                  2016          24.33
                                                                                  2017          28.41
                                                                                  2018          32.36
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))........................................... 2009           9.53
                                                                                  2010          12.86
                                                                                  2011          15.59
                                                                                  2012          14.55
                                                                                  2013          15.11
Oppenheimer Global Equity Investment Division* (Class E)......................... 2009          11.87
                                                                                  2010          16.38
                                                                                  2011          18.74
                                                                                  2012          16.91
                                                                                  2013          20.21
                                                                                  2014          25.35
                                                                                  2015          25.53
                                                                                  2016          26.16
                                                                                  2017          25.86



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        40.12      17,976.77
                                                                                         43.39      18,152.54
                                                                                         43.67      20,510.69
                                                                                         47.88      22,811.63
                                                                                         55.99      20,666.18
                                                                                         59.77      17,478.95
                                                                                         58.65      16,180.17
                                                                                         62.93      16,102.93
                                                                                         69.54      14,199.04
                                                                                         64.52       7,762.30
MFS(Reg. TM) Value Investment Division (Class E).................................        10.85     162,561.67
                                                                                         11.89     153,133.05
                                                                                         11.81     115,870.87
                                                                                         13.54      98,543.53
                                                                                         18.09     104,063.47
                                                                                         19.72      81,162.40
                                                                                         19.37      71,475.39
                                                                                         21.79      59,371.52
                                                                                         25.29      52,986.58
                                                                                         22.37      59,119.60
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................        10.27      52,277.20
                                                                                         11.03      37,119.03
                                                                                         11.10      35,490.67
                                                                                         12.48      28,910.91
                                                                                         16.22      15,401.37
                                                                                         17.54      16,992.41
                                                                                         16.23      14,077.79
                                                                                         18.89      11,921.24
                                                                                         20.01      15,154.87
                                                                                         19.30           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))...................................................        22.89       7,547.38
                                                                                         25.80       3,722.53
                                                                                         23.81       3,379.25
                                                                                         27.11       3,184.20
                                                                                         29.85           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)......................        15.07      42,126.01
                                                                                         13.82      36,928.28
                                                                                         14.91      35,160.57
                                                                                         20.42      29,308.38
                                                                                         20.35      19,899.43
                                                                                         19.05      18,633.25
                                                                                         17.20      17,743.47
                                                                                         23.74      16,345.09
                                                                                         25.78      14,112.21
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).............................        11.87      50,201.63
                                                                                         12.84           0.00
Neuberger Berman Genesis Investment Division (Class E)...........................        13.62     137,806.90
                                                                                         16.30     119,636.44
                                                                                         16.95      89,165.64
                                                                                         18.35      74,529.71
                                                                                         25.01      69,335.61
                                                                                         24.59      62,267.20
                                                                                         24.33      55,700.93
                                                                                         28.41      49,103.61
                                                                                         32.36      44,802.54
                                                                                         29.68      31,088.72
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))...........................................        12.86      10,153.85
                                                                                         15.59       8,579.14
                                                                                         14.55       7,347.21
                                                                                         15.11       6,625.45
                                                                                         16.38           0.00
Oppenheimer Global Equity Investment Division* (Class E).........................        16.38      32,550.37
                                                                                         18.74      30,138.87
                                                                                         16.91      27,518.07
                                                                                         20.21      18,800.69
                                                                                         25.35      16,699.18
                                                                                         25.53      14,660.49
                                                                                         26.16      14,970.68
                                                                                         25.86      13,314.30
                                                                                         34.88      12,412.31

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                          1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                       YEAR        END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                         YEAR    UNIT VALUE     UNIT VALUE        YEAR
-------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                           2018          34.88          29.86      11,132.01
PIMCO Total Return Investment Division (Class E).......................... 2009          13.05          15.20     226,772.03
                                                                           2010          15.20          16.21     226,976.66
                                                                           2011          16.21          16.51     176,707.69
                                                                           2012          16.51          17.77     159,558.60
                                                                           2013          17.77          17.18     132,308.09
                                                                           2014          17.18          17.66     101,752.26
                                                                           2015          17.66          17.42      86,506.72
                                                                           2016          17.42          17.62      77,087.23
                                                                           2017          17.62          18.17      67,419.45
                                                                           2018          18.17          17.87      55,752.56
T. Rowe Price Large Cap Growth Investment Division (Class E).............. 2009           8.67          12.22      69,000.95
                                                                           2010          12.22          14.08      62,644.41
                                                                           2011          14.08          13.69      52,849.24
                                                                           2012          13.69          16.03      49,134.36
                                                                           2013          16.03          21.93      73,400.13
                                                                           2014          21.93          23.53      62,871.70
                                                                           2015          23.53          25.65      51,188.68
                                                                           2016          25.65          25.67      44,958.78
                                                                           2017          25.67          33.81      42,748.00
                                                                           2018          33.81          32.95      39,847.33
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))............................. 2009           3.49           5.48     130,339.87
                                                                           2010           5.48           6.91     117,028.59
                                                                           2011           6.91           6.13     101,790.50
                                                                           2012           6.13           6.79      89,655.03
                                                                           2013           6.79           7.10           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E)................ 2009           5.80           8.32      80,658.56
                                                                           2010           8.32          10.49      79,755.13
                                                                           2011          10.49          10.16      60,992.10
                                                                           2012          10.16          11.40      58,460.14
                                                                           2013          11.40          15.35      55,892.87
                                                                           2014          15.35          17.07      52,082.37
                                                                           2015          17.07          17.95      45,241.32
                                                                           2016          17.95          18.81      40,636.48
                                                                           2017          18.81          23.13      37,816.52
                                                                           2018          23.13          22.30      31,114.42
T. Rowe Price Small Cap Growth Investment Division (Class E).............. 2009           9.94          13.59      37,564.51
                                                                           2010          13.59          18.03      37,940.89
                                                                           2011          18.03          18.04      31,834.95
                                                                           2012          18.04          20.62      28,918.95
                                                                           2013          20.62          29.32      29,877.24
                                                                           2014          29.32          30.82      23,277.83
                                                                           2015          30.82          31.15      17,950.92
                                                                           2016          31.15          34.23      16,180.54
                                                                           2017          34.23          41.38      14,764.83
                                                                           2018          41.38          38.04      12,191.89
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))....................... 2009          13.85          20.17      81,459.34
                                                                           2010          20.17          25.06      70,064.94
                                                                           2011          25.06          23.07      56,505.82
                                                                           2012          23.07          25.51           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E).............. 2012          25.39          26.09      44,636.22
                                                                           2013          26.09          33.53      40,046.85
                                                                           2014          33.53          36.25      32,365.89
                                                                           2015          36.25          32.54      28,637.40
                                                                           2016          32.54          37.07      26,169.23
                                                                           2017          37.07          40.02      23,448.89
                                                                           2018          40.02          35.44      20,172.64
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)........................................................ 2009          17.66          22.96      58,766.06
                                                                           2010          22.96          25.47      60,990.98
                                                                           2011          25.47          26.58      43,858.29
                                                                           2012          26.58          29.14      41,324.00
                                                                           2013          29.14          28.97      34,608.98
                                                                           2014          28.97          30.08      24,946.82
                                                                           2015          30.08          29.07      20,238.91
                                                                           2016          29.07          31.07      59,719.77
                                                                           2017          31.07          33.05      48,782.92
                                                                           2018          33.05          31.28      42,161.77
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))....................................................... 2009          11.86          16.00      81,223.65
                                                                           2010          16.00          17.81      72,087.06

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          17.81          18.37      62,623.63
                                                                             2012          18.37          20.45      55,746.24
                                                                             2013          20.45          21.77      41,578.19
                                                                             2014          21.77          22.50      29,539.03
                                                                             2015          22.50          21.70      26,422.79
                                                                             2016          21.70          22.37           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          16.24          16.67      80,364.54
                                                                             2010          16.67          17.36      84,377.04
                                                                             2011          17.36          18.00      70,187.35
                                                                             2012          18.00          18.29      63,969.82
                                                                             2013          18.29          17.88      61,780.33
                                                                             2014          17.88          18.07      47,823.40
                                                                             2015          18.07          17.87      42,465.10
                                                                             2016          17.87          17.82      37,723.08
                                                                             2017          17.82          17.86      33,737.67
                                                                             2018          17.86          17.74      27,759.80





                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                                 1.60 SEPARATE ACCOUNT CHARGE
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2009          13.60          15.05      20,625.76
                                                                            2010          15.05          15.74      16,284.48
                                                                            2011          15.74          16.41      14,590.66
                                                                            2012          16.41          16.99      10,535.95
                                                                            2013          16.99          16.34       6,618.83
                                                                            2014          16.34          16.90       8,643.30
                                                                            2015          16.90          16.66       8,366.53
                                                                            2016          16.66          16.85       7,772.95
                                                                            2017          16.85          17.16       7,506.32
                                                                            2018          17.16          16.74      11,843.65
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2009          15.60          24.72     102,365.71
                                                                            2010          24.72          29.74      98,037.32
                                                                            2011          29.74          23.63      79,838.23
                                                                            2012          23.63          27.44      66,448.07
                                                                            2013          27.44          34.59      60,910.44
                                                                            2014          34.59          34.71      53,771.81
                                                                            2015          34.71          34.20      46,118.48
                                                                            2016          34.20          34.31      42,420.75
                                                                            2017          34.31          42.45      36,585.03
                                                                            2018          42.45          37.31      32,690.14
American Funds Growth Investment Division+ (Class 2)....................... 2009          89.38         122.44      39,070.82
                                                                            2010         122.44         142.80      35,700.21
                                                                            2011         142.80         134.32      30,814.42
                                                                            2012         134.32         155.60      28,778.12
                                                                            2013         155.60         198.92      26,583.58
                                                                            2014         198.92         212.11      22,767.46
                                                                            2015         212.11         222.72      19,252.75
                                                                            2016         222.72         239.62      17,984.02
                                                                            2017         239.62         302.10      15,499.21
                                                                            2018         302.10         296.10      14,080.80
American Funds Growth-Income Investment Division+ (Class 2)................ 2009          67.38          86.90      39,074.67
                                                                            2010          86.90          95.15      39,429.27
                                                                            2011          95.15          91.79      38,494.49
                                                                            2012          91.79         105.96      34,123.78
                                                                            2013         105.96         139.01      30,478.06
                                                                            2014         139.01         151.12      26,498.24
                                                                            2015         151.12         150.66      22,959.18
                                                                            2016         150.66         165.11      21,526.43
                                                                            2017         165.11         198.57      18,509.40
                                                                            2018         198.57         191.62      16,890.20
Baillie Gifford International Stock Investment Division (Class E).......... 2009          10.50          12.60      28,133.88
                                                                            2010          12.60          13.27      26,426.31
                                                                            2011          13.27          10.45      29,174.22
                                                                            2012          10.45          12.28      21,987.81
                                                                            2013          12.28          13.94      17,758.48
                                                                            2014          13.94          13.28      12,825.66
                                                                            2015          13.28          12.79      11,574.81
                                                                            2016          12.79          13.24       9,508.83

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2017          13.24          17.59       6,954.19
                                                                               2018          17.59          14.35       6,374.10
BlackRock Bond Income Investment Division (Class E)........................... 2009          47.24          50.81      31,588.60
                                                                               2010          50.81          54.10      25,386.93
                                                                               2011          54.10          56.65      22,988.99
                                                                               2012          56.65          59.87      24,935.23
                                                                               2013          59.87          58.38      24,387.18
                                                                               2014          58.38          61.43      19,049.64
                                                                               2015          61.43          60.72      17,808.01
                                                                               2016          60.72          61.53      17,249.67
                                                                               2017          61.53          62.95      16,275.47
                                                                               2018          62.95          61.62      14,564.78
BlackRock Ultra-Short Term Bond Investment Division (Class E)................. 2009          23.28          22.98       3,321.69
                                                                               2010          22.98          22.62           3.57
                                                                               2011          22.62          22.26           0.00
                                                                               2012          22.26          21.90           0.00
                                                                               2013          21.90          21.56           0.00
                                                                               2014          21.56          21.21           0.00
                                                                               2015          21.21          20.88           0.00
                                                                               2016          20.88          20.59           0.00
                                                                               2017          20.59          20.41           0.00
                                                                               2018          20.41          20.42           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)............... 2009          18.89          26.28      64,618.64
                                                                               2010          26.28          29.71      61,206.72
                                                                               2011          29.71          31.17      48,879.85
                                                                               2012          31.17          34.25      40,945.33
                                                                               2013          34.25          46.07      36,410.75
                                                                               2014          46.07          46.14      29,252.47
                                                                               2015          46.14          41.06      24,542.78
                                                                               2016          41.06          49.61      23,954.13
                                                                               2017          49.61          55.01      21,259.41
                                                                               2018          55.01          46.91      19,631.96
Brighthouse/Wellington Balanced Investment Division (Class E)................. 2009          31.76          36.62      39,943.63
                                                                               2010          36.62          39.44      27,004.91
                                                                               2011          39.44          40.25      21,782.26
                                                                               2012          40.25          44.43      19,089.32
                                                                               2013          44.43          52.64      19,761.02
                                                                               2014          52.64          57.20      17,917.20
                                                                               2015          57.20          57.65      16,461.44
                                                                               2016          57.65          60.60      15,743.73
                                                                               2017          60.60          68.56      15,576.74
                                                                               2018          68.56          64.85      11,728.56
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)..................................................................... 2009          22.71          29.47      48,549.91
                                                                               2010          29.47          32.43      48,431.41
                                                                               2011          32.43          30.58      35,736.73
                                                                               2012          30.58          33.91      30,851.26
                                                                               2013          33.91          44.57      28,476.76
                                                                               2014          44.57          48.44      24,599.17
                                                                               2015          48.44          48.75      22,007.48
                                                                               2016          48.75          51.41      18,681.41
                                                                               2017          51.41          60.17      17,564.85
                                                                               2018          60.17          59.06      14,976.58
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          47.45          55.71      12,000.75
                                                                               2010          55.71          61.77      11,841.67
                                                                               2011          61.77          60.97      10,788.02
                                                                               2012          60.97          68.15      10,814.74
                                                                               2013          68.15          90.06      10,144.01
                                                                               2014          90.06         100.79       7,425.08
                                                                               2015         100.79         103.69       5,695.45
                                                                               2016         103.69         110.60       5,103.20
                                                                               2017         110.60         132.83       3,331.07
                                                                               2018         132.83         122.58       3,088.54
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.71           6.18      12,785.58
                                                                               2010           6.18           7.53      14,611.55
                                                                               2011           7.53           7.67      30,404.01
                                                                               2012           7.67           8.95      32,110.26
                                                                               2013           8.95          12.85      36,089.96
                                                                               2014          12.85          15.05      78,534.10
                                                                               2015          15.05          14.22      71,795.44
                                                                               2016          14.22          14.39      62,520.53
                                                                               2017          14.39          16.79      58,507.27
                                                                               2018          16.79          15.37      47,919.87

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))........... 2009           4.12           5.60      25,832.70
                                                                              2010           5.60           5.92      27,555.74
                                                                              2011           5.92           6.29           0.00
Frontier Mid Cap Growth Investment Division (Class E)........................ 2009          26.46          38.85      14,187.67
                                                                              2010          38.85          44.05      13,363.96
                                                                              2011          44.05          41.97      11,080.02
                                                                              2012          41.97          45.77      10,686.58
                                                                              2013          45.77          59.72       9,441.40
                                                                              2014          59.72          65.22       6,692.59
                                                                              2015          65.22          65.93       6,376.76
                                                                              2016          65.93          68.29       5,899.81
                                                                              2017          68.29          84.07       5,381.06
                                                                              2018          84.07          77.93       4,952.67
Harris Oakmark International Investment Division (Class E)................... 2009          11.27          17.23      68,162.19
                                                                              2010          17.23          19.76      65,186.83
                                                                              2011          19.76          16.70      59,483.66
                                                                              2012          16.70          21.24      54,552.24
                                                                              2013          21.24          27.31      42,303.23
                                                                              2014          27.31          25.36      37,445.93
                                                                              2015          25.36          23.84      34,648.73
                                                                              2016          23.84          25.41      31,610.81
                                                                              2017          25.41          32.65      27,043.90
                                                                              2018          32.65          24.46      25,118.50
Invesco Small Cap Growth Investment Division (Class E)....................... 2009           9.63          12.69      12,342.17
                                                                              2010          12.69          15.78      13,871.68
                                                                              2011          15.78          15.37      10,439.01
                                                                              2012          15.37          17.90       7,801.78
                                                                              2013          17.90          24.73       7,936.74
                                                                              2014          24.73          26.29       9,384.32
                                                                              2015          26.29          25.46       6,710.38
                                                                              2016          25.46          27.95       6,310.80
                                                                              2017          27.95          34.51       6,646.73
                                                                              2018          34.51          30.92       6,145.98
Jennison Growth Investment Division (Class E)................................ 2009           3.35           4.61      25,789.64
                                                                              2010           4.61           5.05      35,083.10
                                                                              2011           5.05           4.99      44,499.55
                                                                              2012           4.99           5.67      38,673.55
                                                                              2013           5.67           7.65      29,007.14
                                                                              2014           7.65           8.19      32,507.12
                                                                              2015           8.19           8.92      36,034.49
                                                                              2016           8.92           8.78      36,650.28
                                                                              2017           8.78          11.85      36,596.45
                                                                              2018          11.85          11.69      23,988.84
Loomis Sayles Small Cap Core Investment Division (Class E)................... 2009          21.83          27.94       9,885.85
                                                                              2010          27.94          35.02      10,094.28
                                                                              2011          35.02          34.62      10,372.59
                                                                              2012          34.62          38.96       9,803.57
                                                                              2013          38.96          54.00      10,025.04
                                                                              2014          54.00          55.06       5,901.85
                                                                              2015          55.06          53.30       5,513.38
                                                                              2016          53.30          62.46       5,097.06
                                                                              2017          62.46          70.74       4,423.62
                                                                              2018          70.74          61.81       4,081.96
Loomis Sayles Small Cap Growth Investment Division (Class E)................. 2009           6.41           8.20      25,783.44
                                                                              2010           8.20          10.60      27,042.23
                                                                              2011          10.60          10.74      18,316.92
                                                                              2012          10.74          11.73      16,661.94
                                                                              2013          11.73          17.15      12,993.70
                                                                              2014          17.15          17.05      11,328.11
                                                                              2015          17.05          17.04       9,505.46
                                                                              2016          17.04          17.80      10,125.93
                                                                              2017          17.80          22.21      10,420.31
                                                                              2018          22.21          21.94       9,501.21
MetLife Aggregate Bond Index Investment Division (Class E)................... 2009          14.34          14.84     236,666.63
                                                                              2010          14.84          15.45     243,196.67
                                                                              2011          15.45          16.33     230,337.29
                                                                              2012          16.33          16.66     228,575.15
                                                                              2013          16.66          16.00     216,763.55
                                                                              2014          16.00          16.62     201,672.87
                                                                              2015          16.62          16.39     188,006.03
                                                                              2016          16.39          16.48     173,811.86
                                                                              2017          16.48          16.73     153,219.39

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2018          16.73
MetLife Mid Cap Stock Index Investment Division (Class E)........................ 2009          10.31
                                                                                  2010          13.89
                                                                                  2011          17.24
                                                                                  2012          16.61
                                                                                  2013          19.20
                                                                                  2014          25.12
                                                                                  2015          27.04
                                                                                  2016          25.93
                                                                                  2017          30.69
                                                                                  2018          34.97
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E)................... 2009           9.49
                                                                                  2010          12.00
                                                                                  2011          12.76
                                                                                  2012          10.98
                                                                                  2013          12.76
                                                                                  2014          15.27
                                                                                  2015          14.11
                                                                                  2016          13.72
                                                                                  2017          13.65
                                                                                  2018          16.77
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)................ 2009          11.63
                                                                                  2010          14.41
                                                                                  2011          17.95
                                                                                  2012          16.93
                                                                                  2013          19.34
                                                                                  2014          26.34
                                                                                  2015          27.20
                                                                                  2016          25.59
                                                                                  2017          30.49
                                                                                  2018          34.36
MetLife Stock Index Investment Division (Class E)................................ 2009          27.38
                                                                                  2010          33.97
                                                                                  2011          38.32
                                                                                  2012          38.35
                                                                                  2013          43.61
                                                                                  2014          56.58
                                                                                  2015          63.04
                                                                                  2016          62.67
                                                                                  2017          68.77
                                                                                  2018          82.13
MFS(Reg. TM) Research International Investment Division (Class E)................ 2009          10.08
                                                                                  2010          13.07
                                                                                  2011          14.34
                                                                                  2012          12.62
                                                                                  2013          14.51
                                                                                  2014          17.04
                                                                                  2015          15.62
                                                                                  2016          15.10
                                                                                  2017          14.75
                                                                                  2018          18.64
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          33.68
                                                                                  2010          39.22
                                                                                  2011          42.38
                                                                                  2012          42.61
                                                                                  2013          46.67
                                                                                  2014          54.52
                                                                                  2015          58.14
                                                                                  2016          56.99
                                                                                  2017          61.09
                                                                                  2018          67.44
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           9.03
                                                                                  2010          10.73
                                                                                  2011          11.75
                                                                                  2012          11.65
                                                                                  2013          13.35
                                                                                  2014          17.82
                                                                                  2015          19.40
                                                                                  2016          19.04
                                                                                  2017          21.40
                                                                                  2018          24.81
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           9.32
                                                                                  2010          10.20



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         16.41     139,376.53
MetLife Mid Cap Stock Index Investment Division (Class E)........................        13.89     126,981.16
                                                                                         17.24     117,417.34
                                                                                         16.61     101,406.39
                                                                                         19.20      90,830.61
                                                                                         25.12      81,629.71
                                                                                         27.04      72,399.33
                                                                                         25.93      62,516.79
                                                                                         30.69      56,055.47
                                                                                         34.97      46,688.10
                                                                                         30.48      44,387.55
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E)...................        12.00     149,009.12
                                                                                         12.76     165,152.54
                                                                                         10.98     171,175.97
                                                                                         12.76     163,993.36
                                                                                         15.27     144,456.33
                                                                                         14.11     134,634.32
                                                                                         13.72     128,082.14
                                                                                         13.65     116,052.01
                                                                                         16.77      89,254.62
                                                                                         14.18      89,923.71
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)................        14.41      59,865.96
                                                                                         17.95      60,918.32
                                                                                         16.93      55,941.49
                                                                                         19.34      49,915.51
                                                                                         26.34      42,917.11
                                                                                         27.20      39,534.17
                                                                                         25.59      34,039.14
                                                                                         30.49      35,445.58
                                                                                         34.36      33,000.80
                                                                                         30.07      31,009.89
MetLife Stock Index Investment Division (Class E)................................        33.97     154,833.85
                                                                                         38.32     159,388.06
                                                                                         38.35     156,933.75
                                                                                         43.61     145,853.81
                                                                                         56.58     122,757.60
                                                                                         63.04     110,013.26
                                                                                         62.67      97,293.77
                                                                                         68.77      87,856.08
                                                                                         82.13      74,437.03
                                                                                         77.00      69,200.22
MFS(Reg. TM) Research International Investment Division (Class E)................        13.07      42,610.53
                                                                                         14.34      43,724.02
                                                                                         12.62      42,397.02
                                                                                         14.51      30,792.87
                                                                                         17.04      25,171.66
                                                                                         15.62      20,117.06
                                                                                         15.10      18,841.42
                                                                                         14.75      18,212.49
                                                                                         18.64      16,964.46
                                                                                         15.79      14,590.04
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        39.22      39,770.66
                                                                                         42.38      36,321.13
                                                                                         42.61      38,843.68
                                                                                         46.67      39,502.43
                                                                                         54.52      32,797.29
                                                                                         58.14      27,678.75
                                                                                         56.99      22,645.39
                                                                                         61.09      20,498.24
                                                                                         67.44      17,630.13
                                                                                         62.50      13,722.00
MFS(Reg. TM) Value Investment Division (Class E).................................        10.73     123,745.63
                                                                                         11.75     117,015.59
                                                                                         11.65     100,184.79
                                                                                         13.35      89,358.37
                                                                                         17.82     103,606.45
                                                                                         19.40      89,928.82
                                                                                         19.04      74,748.10
                                                                                         21.40      73,224.02
                                                                                         24.81      59,059.75
                                                                                         21.92      73,147.97
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................        10.20      74,522.13
                                                                                         10.94      65,726.25

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2011          10.94          10.99      59,909.27
                                                                               2012          10.99          12.35      61,360.48
                                                                               2013          12.35          16.03      65,677.07
                                                                               2014          16.03          17.32      60,484.95
                                                                               2015          17.32          16.01      47,540.47
                                                                               2016          16.01          18.61      44,008.25
                                                                               2017          18.61          19.70      34,748.54
                                                                               2018          19.70          18.99           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................ 2009          18.80          22.51      10,482.22
                                                                               2010          22.51          25.35      11,919.45
                                                                               2011          25.35          23.37       8,499.86
                                                                               2012          23.37          26.59       7,309.03
                                                                               2013          26.59          29.26           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)................... 2010          12.81          14.86      49,578.40
                                                                               2011          14.86          13.62      35,365.42
                                                                               2012          13.62          14.67      34,841.68
                                                                               2013          14.67          20.08      29,255.85
                                                                               2014          20.08          19.99      22,968.01
                                                                               2015          19.99          18.69      26,060.11
                                                                               2016          18.69          16.86      22,432.07
                                                                               2017          16.86          23.25      23,081.32
                                                                               2018          23.25          25.22      18,481.12
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).......................... 2009           8.90          11.72      43,516.62
                                                                               2010          11.72          12.67           0.00
Neuberger Berman Genesis Investment Division (Class E)........................ 2009          12.14          13.49     153,476.13
                                                                               2010          13.49          16.13     136,055.50
                                                                               2011          16.13          16.75     116,025.83
                                                                               2012          16.75          18.12     108,147.92
                                                                               2013          18.12          24.68     105,051.55
                                                                               2014          24.68          24.24      92,362.84
                                                                               2015          24.24          23.95      81,064.67
                                                                               2016          23.95          27.95      74,528.82
                                                                               2017          27.95          31.80      64,465.56
                                                                               2018          31.80          29.14      58,652.47
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))........................................ 2009           9.47          12.75      17,739.97
                                                                               2010          12.75          15.45      16,888.27
                                                                               2011          15.45          14.40      14,294.98
                                                                               2012          14.40          14.94      13,938.89
                                                                               2013          14.94          16.19           0.00
Oppenheimer Global Equity Investment Division* (Class E)...................... 2009          11.73          16.18      28,216.37
                                                                               2010          16.18          18.48      31,584.44
                                                                               2011          18.48          16.66      30,083.98
                                                                               2012          16.66          19.90      25,630.52
                                                                               2013          19.90          24.93      24,420.91
                                                                               2014          24.93          25.08      22,475.13
                                                                               2015          25.08          25.67      18,472.51
                                                                               2016          25.67          25.35      16,682.06
                                                                               2017          25.35          34.16      13,293.56
                                                                               2018          34.16          29.22      11,528.74
PIMCO Total Return Investment Division (Class E).............................. 2009          12.95          15.07     156,672.12
                                                                               2010          15.07          16.05     180,513.35
                                                                               2011          16.05          16.33     155,922.78
                                                                               2012          16.33          17.56     140,091.53
                                                                               2013          17.56          16.96     133,244.17
                                                                               2014          16.96          17.42     113,624.09
                                                                               2015          17.42          17.16      98,797.04
                                                                               2016          17.16          17.34      90,858.34
                                                                               2017          17.34          17.86      79,461.90
                                                                               2018          17.86          17.55      65,040.28
T. Rowe Price Large Cap Growth Investment Division (Class E).................. 2009           8.58          12.09      46,240.67
                                                                               2010          12.09          13.91      45,472.05
                                                                               2011          13.91          13.51      50,089.01
                                                                               2012          13.51          15.80      45,682.26
                                                                               2013          15.80          21.60      66,534.46
                                                                               2014          21.60          23.16      62,114.10
                                                                               2015          23.16          25.21      53,767.03
                                                                               2016          25.21          25.21      48,891.91
                                                                               2017          25.21          33.17      50,628.06
                                                                               2018          33.17          32.29      42,601.86
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))................................. 2009           3.46           5.43     174,983.90

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2010           5.43           6.84     154,141.32
                                                                             2011           6.84           6.06     124,127.59
                                                                             2012           6.06           6.71     114,866.48
                                                                             2013           6.71           7.01           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E).................. 2009           5.76           8.24      87,685.04
                                                                             2010           8.24          10.38      95,248.13
                                                                             2011          10.38          10.05      81,457.82
                                                                             2012          10.05          11.26      56,047.53
                                                                             2013          11.26          15.15      53,226.14
                                                                             2014          15.15          16.84      49,435.72
                                                                             2015          16.84          17.68      46,419.57
                                                                             2016          17.68          18.51      42,218.86
                                                                             2017          18.51          22.74      43,346.41
                                                                             2018          22.74          21.91      37,658.76
T. Rowe Price Small Cap Growth Investment Division (Class E)................ 2009           9.82          13.41      25,647.72
                                                                             2010          13.41          17.78      31,909.97
                                                                             2011          17.78          17.77      26,209.57
                                                                             2012          17.77          20.30      19,089.97
                                                                             2013          20.30          28.83      17,317.87
                                                                             2014          28.83          30.27      17,626.96
                                                                             2015          30.27          30.57      21,380.44
                                                                             2016          30.57          33.56      16,036.17
                                                                             2017          33.56          40.52      16,122.93
                                                                             2018          40.52          37.22      13,010.55
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))......................... 2009          13.71          19.94      82,286.56
                                                                             2010          19.94          24.76      83,127.47
                                                                             2011          24.76          22.77      66,491.24
                                                                             2012          22.77          25.17           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E)................ 2012          25.05          25.72      60,106.39
                                                                             2013          25.72          33.03      52,506.52
                                                                             2014          33.03          35.67      45,021.77
                                                                             2015          35.67          31.99      41,774.15
                                                                             2016          31.99          36.41      37,904.32
                                                                             2017          36.41          39.27      36,120.31
                                                                             2018          39.27          34.74      33,348.62
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2009          17.41          22.61      70,966.97
                                                                             2010          22.61          25.06      71,331.26
                                                                             2011          25.06          26.13      50,950.52
                                                                             2012          26.13          28.61      56,217.28
                                                                             2013          28.61          28.42      52,590.85
                                                                             2014          28.42          29.48      47,076.77
                                                                             2015          29.48          28.46      43,309.48
                                                                             2016          28.46          30.39      68,427.30
                                                                             2017          30.39          32.29      52,422.78
                                                                             2018          32.29          30.53      48,790.87
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))......................................................... 2009          11.72          15.79      60,644.67
                                                                             2010          15.79          17.57      58,989.49
                                                                             2011          17.57          18.10      55,289.81
                                                                             2012          18.10          20.13      54,146.46
                                                                             2013          20.13          21.40      47,812.16
                                                                             2014          21.40          22.10      38,275.14
                                                                             2015          22.10          21.30      36,161.83
                                                                             2016          21.30          21.94           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          16.02          16.42      34,837.97
                                                                             2010          16.42          17.08      31,858.50
                                                                             2011          17.08          17.70      33,223.96
                                                                             2012          17.70          17.96      26,305.07
                                                                             2013          17.96          17.54      22,084.24
                                                                             2014          17.54          17.71      19,790.38
                                                                             2015          17.71          17.50      17,283.29
                                                                             2016          17.50          17.42      15,982.06
                                                                             2017          17.42          17.45      15,440.57
                                                                             2018          17.45          17.31       9,834.40

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                                 1.65 SEPARATE ACCOUNT CHARGE
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2009          13.52          14.95       7,742.30
                                                                            2010          14.95          15.63       7,174.71
                                                                            2011          15.63          16.29       2,871.13
                                                                            2012          16.29          16.86       6,703.59
                                                                            2013          16.86          16.20       1,212.99
                                                                            2014          16.20          16.75       1,197.02
                                                                            2015          16.75          16.50         979.98
                                                                            2016          16.50          16.68         959.76
                                                                            2017          16.68          16.99         945.07
                                                                            2018          16.99          16.56         457.82
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2009          15.51          24.58      38,931.64
                                                                            2010          24.58          29.55      35,491.25
                                                                            2011          29.55          23.47      19,854.93
                                                                            2012          23.47          27.24      17,799.96
                                                                            2013          27.24          34.32      15,252.26
                                                                            2014          34.32          34.42      12,099.47
                                                                            2015          34.42          33.90       8,878.80
                                                                            2016          33.90          33.99       9,772.53
                                                                            2017          33.99          42.03       8,804.76
                                                                            2018          42.03          36.92       7,027.33
American Funds Growth Investment Division+ (Class 2)....................... 2009          88.27         120.87       8,703.94
                                                                            2010         120.87         140.89       7,562.07
                                                                            2011         140.89         132.46       5,934.65
                                                                            2012         132.46         153.36       5,040.16
                                                                            2013         153.36         195.97       4,392.61
                                                                            2014         195.97         208.85       4,029.64
                                                                            2015         208.85         219.19       3,838.06
                                                                            2016         219.19         235.71       3,080.14
                                                                            2017         235.71         297.02       2,804.81
                                                                            2018         297.02         290.97       3,115.82
American Funds Growth-Income Investment Division+ (Class 2)................ 2009          66.55          85.78      10,270.02
                                                                            2010          85.78          93.88       8,445.76
                                                                            2011          93.88          90.52       6,800.52
                                                                            2012          90.52         104.44       7,069.83
                                                                            2013         104.44         136.95       6,585.07
                                                                            2014         136.95         148.81       6,335.26
                                                                            2015         148.81         148.28       6,187.26
                                                                            2016         148.28         162.41       4,849.44
                                                                            2017         162.41         195.23       4,847.09
                                                                            2018         195.23         188.30       5,274.27
Baillie Gifford International Stock Investment Division (Class E).......... 2009          10.41          12.48      13,429.70
                                                                            2010          12.48          13.14      12,102.15
                                                                            2011          13.14          10.35       7,837.34
                                                                            2012          10.35          12.15       5,194.23
                                                                            2013          12.15          13.78       4,297.06
                                                                            2014          13.78          13.12       4,290.01
                                                                            2015          13.12          12.63       4,893.64
                                                                            2016          12.63          13.07       4,307.70
                                                                            2017          13.07          17.35       3,871.02
                                                                            2018          17.35          14.15       3,880.58
BlackRock Bond Income Investment Division (Class E)........................ 2009          46.64          50.14       8,881.56
                                                                            2010          50.14          53.36       7,274.85
                                                                            2011          53.36          55.85       3,925.25
                                                                            2012          55.85          58.99       4,742.71
                                                                            2013          58.99          57.49       5,376.11
                                                                            2014          57.49          60.47       6,096.34
                                                                            2015          60.47          59.74       8,149.40
                                                                            2016          59.74          60.51       8,022.17
                                                                            2017          60.51          61.87       5,050.32
                                                                            2018          61.87          60.54       3,726.96
BlackRock Ultra-Short Term Bond Investment Division (Class E).............. 2009          22.99          22.68     103,633.95
                                                                            2010          22.68          22.31      91,716.05
                                                                            2011          22.31          21.94     107,352.88
                                                                            2012          21.94          21.58      73,543.30
                                                                            2013          21.58          21.23      43,243.60
                                                                            2014          21.23          20.88      33,089.11
                                                                            2015          20.88          20.54      30,320.83
                                                                            2016          20.54          20.25      23,396.91
                                                                            2017          20.25          20.06      22,967.16
                                                                            2018          20.06          20.06       5,970.54
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)............ 2009          18.74          26.06       9,615.58
                                                                            2010          26.06          29.45       8,328.95
                                                                            2011          29.45          30.88       7,391.77
                                                                            2012          30.88          33.92       6,926.20

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          33.92          45.59       5,818.83
                                                                               2014          45.59          45.64       5,571.58
                                                                               2015          45.64          40.60       5,183.86
                                                                               2016          40.60          49.03       4,885.46
                                                                               2017          49.03          54.33       3,413.60
                                                                               2018          54.33          46.31       3,244.74
Brighthouse/Wellington Balanced Investment Division (Class E)................. 2009          31.41          36.19       7,619.98
                                                                               2010          36.19          38.96       6,212.07
                                                                               2011          38.96          39.74       5,215.57
                                                                               2012          39.74          43.84       5,715.30
                                                                               2013          43.84          51.92       4,382.27
                                                                               2014          51.92          56.39       3,958.05
                                                                               2015          56.39          56.80       3,729.76
                                                                               2016          56.80          59.69       2,427.13
                                                                               2017          59.69          67.49       2,293.02
                                                                               2018          67.49          63.81       2,082.56
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)..................................................................... 2009          22.55          29.24       7,250.97
                                                                               2010          29.24          32.17       6,953.79
                                                                               2011          32.17          30.32       6,289.33
                                                                               2012          30.32          33.61       4,408.84
                                                                               2013          33.61          44.14       4,031.86
                                                                               2014          44.14          47.96       3,986.36
                                                                               2015          47.96          48.24       3,661.03
                                                                               2016          48.24          50.85       3,564.44
                                                                               2017          50.85          59.48       3,087.55
                                                                               2018          59.48          58.35       2,831.72
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          46.85          54.97       3,160.54
                                                                               2010          54.97          60.93       3,165.78
                                                                               2011          60.93          60.10       2,983.81
                                                                               2012          60.10          67.15       3,275.56
                                                                               2013          67.15          88.70       2,278.90
                                                                               2014          88.70          99.21       1,571.32
                                                                               2015          99.21         102.02       1,512.46
                                                                               2016         102.02         108.76       1,417.13
                                                                               2017         108.76         130.55       1,405.50
                                                                               2018         130.55         120.42       1,177.16
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.69           6.16       2,764.06
                                                                               2010           6.16           7.50       7,513.53
                                                                               2011           7.50           7.63      28,244.47
                                                                               2012           7.63           8.90       6,118.63
                                                                               2013           8.90          12.77       5,352.66
                                                                               2014          12.77          14.94      17,901.78
                                                                               2015          14.94          14.11      15,476.94
                                                                               2016          14.11          14.28      12,432.18
                                                                               2017          14.28          16.65      12,607.18
                                                                               2018          16.65          15.24      12,341.04
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))............ 2009           4.10           5.57       3,065.85
                                                                               2010           5.57           5.88       3,587.19
                                                                               2011           5.88           6.25           0.00
Frontier Mid Cap Growth Investment Division (Class E)......................... 2009          26.19          38.43       2,659.55
                                                                               2010          38.43          43.55       2,155.07
                                                                               2011          43.55          41.47         742.43
                                                                               2012          41.47          45.20         726.61
                                                                               2013          45.20          58.96         478.22
                                                                               2014          58.96          64.35         771.01
                                                                               2015          64.35          65.02         485.01
                                                                               2016          65.02          67.31         381.47
                                                                               2017          67.31          82.83          78.11
                                                                               2018          82.83          76.75          78.05
Harris Oakmark International Investment Division (Class E).................... 2009          11.23          17.16      21,883.76
                                                                               2010          17.16          19.66      16,969.76
                                                                               2011          19.66          16.61       9,868.68
                                                                               2012          16.61          21.12       8,430.57
                                                                               2013          21.12          27.15       6,931.98
                                                                               2014          27.15          25.19       6,052.04
                                                                               2015          25.19          23.67       5,158.15
                                                                               2016          23.67          25.22       4,882.29
                                                                               2017          25.22          32.38       3,616.12
                                                                               2018          32.38          24.25       2,775.78
Invesco Small Cap Growth Investment Division (Class E)........................ 2009           9.59          12.64       2,291.57
                                                                               2010          12.64          15.70       1,989.80

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2011          15.70          15.29         615.13
                                                                         2012          15.29          17.80         447.17
                                                                         2013          17.80          24.58         584.04
                                                                         2014          24.58          26.12         518.93
                                                                         2015          26.12          25.28         352.85
                                                                         2016          25.28          27.74         469.82
                                                                         2017          27.74          34.23         514.61
                                                                         2018          34.23          30.65         594.51
Jennison Growth Investment Division (Class E)........................... 2009           3.33           4.58       6,616.21
                                                                         2010           4.58           5.03       9,524.45
                                                                         2011           5.03           4.96      12,959.42
                                                                         2012           4.96           5.64      18,882.49
                                                                         2013           5.64           7.59      13,374.68
                                                                         2014           7.59           8.13      14,992.74
                                                                         2015           8.13           8.85      13,909.88
                                                                         2016           8.85           8.71      12,672.30
                                                                         2017           8.71          11.75      12,508.08
                                                                         2018          11.75          11.58       5,391.90
Loomis Sayles Small Cap Core Investment Division (Class E).............. 2009          21.67          27.73       1,951.59
                                                                         2010          27.73          34.73       2,885.66
                                                                         2011          34.73          34.31       1,159.54
                                                                         2012          34.31          38.60         631.37
                                                                         2013          38.60          53.47         619.96
                                                                         2014          53.47          54.49         629.46
                                                                         2015          54.49          52.72         614.00
                                                                         2016          52.72          61.76         575.22
                                                                         2017          61.76          69.91         280.62
                                                                         2018          69.91          61.05         368.32
Loomis Sayles Small Cap Growth Investment Division (Class E)............ 2009           6.39           8.16       5,809.87
                                                                         2010           8.16          10.55       8,264.69
                                                                         2011          10.55          10.68      15,974.82
                                                                         2012          10.68          11.66       5,915.05
                                                                         2013          11.66          17.04       6,637.20
                                                                         2014          17.04          16.94       2,695.62
                                                                         2015          16.94          16.92       3,058.06
                                                                         2016          16.92          17.66       2,328.15
                                                                         2017          17.66          22.02       1,545.05
                                                                         2018          22.02          21.75       1,149.63
MetLife Aggregate Bond Index Investment Division (Class E).............. 2009          14.27          14.75      88,232.01
                                                                         2010          14.75          15.36      88,908.88
                                                                         2011          15.36          16.22      66,061.55
                                                                         2012          16.22          16.54      56,189.42
                                                                         2013          16.54          15.88      55,806.73
                                                                         2014          15.88          16.49      44,935.51
                                                                         2015          16.49          16.25      40,413.63
                                                                         2016          16.25          16.34      32,196.37
                                                                         2017          16.34          16.57      28,972.10
                                                                         2018          16.57          16.24      27,073.47
MetLife Mid Cap Stock Index Investment Division (Class E)............... 2009          10.26          13.83      26,965.64
                                                                         2010          13.83          17.15      22,277.89
                                                                         2011          17.15          16.51      16,209.28
                                                                         2012          16.51          19.08      15,898.19
                                                                         2013          19.08          24.95      18,181.91
                                                                         2014          24.95          26.85      17,074.20
                                                                         2015          26.85          25.73      16,297.13
                                                                         2016          25.73          30.44      15,913.24
                                                                         2017          30.44          34.67      13,221.91
                                                                         2018          34.67          30.20      12,507.15
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E).......... 2009           9.44          11.94      37,078.00
                                                                         2010          11.94          12.68      36,125.60
                                                                         2011          12.68          10.90      32,808.89
                                                                         2012          10.90          12.67      25,434.03
                                                                         2013          12.67          15.16      23,026.67
                                                                         2014          15.16          14.00      23,797.80
                                                                         2015          14.00          13.61      20,788.13
                                                                         2016          13.61          13.53      17,762.57
                                                                         2017          13.53          16.61      17,570.51
                                                                         2018          16.61          14.04      19,952.55
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)....... 2009          11.57          14.33      22,981.12
                                                                         2010          14.33          17.84      23,666.40
                                                                         2011          17.84          16.82      14,182.63
                                                                         2012          16.82          19.21      19,647.63
                                                                         2013          19.21          26.14      16,266.63
                                                                         2014          26.14          26.98      11,893.22

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015          26.98
                                                                                  2016          25.37
                                                                                  2017          30.22
                                                                                  2018          34.03
MetLife Stock Index Investment Division (Class E)................................ 2009          27.13
                                                                                  2010          33.64
                                                                                  2011          37.92
                                                                                  2012          37.94
                                                                                  2013          43.12
                                                                                  2014          55.92
                                                                                  2015          62.26
                                                                                  2016          61.87
                                                                                  2017          67.86
                                                                                  2018          81.00
MFS(Reg. TM) Research International Investment Division (Class E)................ 2009          10.04
                                                                                  2010          13.01
                                                                                  2011          14.27
                                                                                  2012          12.55
                                                                                  2013          14.42
                                                                                  2014          16.93
                                                                                  2015          15.52
                                                                                  2016          14.99
                                                                                  2017          14.64
                                                                                  2018          18.48
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          33.32
                                                                                  2010          38.77
                                                                                  2011          41.88
                                                                                  2012          42.08
                                                                                  2013          46.07
                                                                                  2014          53.79
                                                                                  2015          57.34
                                                                                  2016          56.18
                                                                                  2017          60.19
                                                                                  2018          66.41
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           8.99
                                                                                  2010          10.67
                                                                                  2011          11.68
                                                                                  2012          11.58
                                                                                  2013          13.25
                                                                                  2014          17.69
                                                                                  2015          19.24
                                                                                  2016          18.88
                                                                                  2017          21.21
                                                                                  2018          24.58
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           9.29
                                                                                  2010          10.16
                                                                                  2011          10.89
                                                                                  2012          10.94
                                                                                  2013          12.28
                                                                                  2014          15.94
                                                                                  2015          17.21
                                                                                  2016          15.90
                                                                                  2017          18.48
                                                                                  2018          19.54
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................... 2009          18.66
                                                                                  2010          22.33
                                                                                  2011          25.12
                                                                                  2012          23.16
                                                                                  2013          26.33
Morgan Stanley Mid Cap Growth Investment Division (Class E)...................... 2010          12.73
                                                                                  2011          14.76
                                                                                  2012          13.52
                                                                                  2013          14.56
                                                                                  2014          19.91
                                                                                  2015          19.81
                                                                                  2016          18.52
                                                                                  2017          16.70
                                                                                  2018          23.01
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E))............................. 2009           8.85
                                                                                  2010          11.64
Neuberger Berman Genesis Investment Division (Class E)........................... 2009          12.09



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         25.37      11,118.38
                                                                                         30.22      12,562.74
                                                                                         34.03      10,501.93
                                                                                         29.76      10,228.11
MetLife Stock Index Investment Division (Class E)................................        33.64      50,321.09
                                                                                         37.92      45,315.65
                                                                                         37.94      35,578.02
                                                                                         43.12      27,759.34
                                                                                         55.92      24,733.72
                                                                                         62.26      22,631.43
                                                                                         61.87      18,923.28
                                                                                         67.86      16,695.30
                                                                                         81.00      14,156.67
                                                                                         75.90      11,409.44
MFS(Reg. TM) Research International Investment Division (Class E)................        13.01      15,702.82
                                                                                         14.27       8,917.94
                                                                                         12.55       5,499.52
                                                                                         14.42       3,273.26
                                                                                         16.93       1,816.93
                                                                                         15.52       1,492.09
                                                                                         14.99       1,124.58
                                                                                         14.64       1,090.97
                                                                                         18.48         728.23
                                                                                         15.65         690.82
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        38.77       5,617.31
                                                                                         41.88       4,550.38
                                                                                         42.08       3,737.38
                                                                                         46.07       3,504.08
                                                                                         53.79       4,797.06
                                                                                         57.34       3,835.30
                                                                                         56.18       5,084.73
                                                                                         60.19       5,437.20
                                                                                         66.41       3,722.51
                                                                                         61.52       3,271.65
MFS(Reg. TM) Value Investment Division (Class E).................................        10.67      36,434.56
                                                                                         11.68      31,986.68
                                                                                         11.58      24,985.82
                                                                                         13.25      21,895.84
                                                                                         17.69      28,415.13
                                                                                         19.24      26,911.02
                                                                                         18.88      24,398.18
                                                                                         21.21      18,700.62
                                                                                         24.58      14,940.18
                                                                                         21.70      17,702.51
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................        10.16      17,536.34
                                                                                         10.89      16,819.71
                                                                                         10.94      16,639.62
                                                                                         12.28      10,390.48
                                                                                         15.94      17,899.44
                                                                                         17.21      16,864.13
                                                                                         15.90      16,321.08
                                                                                         18.48      15,972.72
                                                                                         19.54      14,821.48
                                                                                         18.84           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))...................................................        22.33       2,268.99
                                                                                         25.12       1,973.31
                                                                                         23.16         968.98
                                                                                         26.33         958.50
                                                                                         28.97           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)......................        14.76      20,443.97
                                                                                         13.52      19,654.52
                                                                                         14.56      10,852.11
                                                                                         19.91       9,869.75
                                                                                         19.81       9,326.52
                                                                                         18.52       9,320.34
                                                                                         16.70       8,531.92
                                                                                         23.01       8,139.68
                                                                                         24.95       2,640.14
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).............................        11.64      10,936.65
                                                                                         12.59           0.00
Neuberger Berman Genesis Investment Division (Class E)...........................        13.43      24,271.17

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                          1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                       YEAR        END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                         YEAR    UNIT VALUE     UNIT VALUE        YEAR
-------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                           2010          13.43          16.04      25,909.41
                                                                           2011          16.04          16.66      20,778.44
                                                                           2012          16.66          18.01      19,774.42
                                                                           2013          18.01          24.51      15,924.94
                                                                           2014          24.51          24.06      12,771.13
                                                                           2015          24.06          23.77      11,868.18
                                                                           2016          23.77          27.72      10,240.86
                                                                           2017          27.72          31.52       8,746.04
                                                                           2018          31.52          28.87       4,908.29
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E)).................................... 2009           9.43          12.70       3,208.28
                                                                           2010          12.70          15.38       3,048.90
                                                                           2011          15.38          14.33       1,490.54
                                                                           2012          14.33          14.86         925.07
                                                                           2013          14.86          16.10           0.00
Oppenheimer Global Equity Investment Division* (Class E).................. 2009          11.66          16.07       5,991.98
                                                                           2010          16.07          18.35       7,077.84
                                                                           2011          18.35          16.54       5,585.30
                                                                           2012          16.54          19.74       4,452.44
                                                                           2013          19.74          24.72       3,746.91
                                                                           2014          24.72          24.86       5,304.40
                                                                           2015          24.86          25.43       5,668.87
                                                                           2016          25.43          25.10       4,945.04
                                                                           2017          25.10          33.80       5,112.32
                                                                           2018          33.80          28.90       1,617.84
PIMCO Total Return Investment Division (Class E).......................... 2009          12.90          15.00      60,060.17
                                                                           2010          15.00          15.97      63,362.09
                                                                           2011          15.97          16.24      55,000.12
                                                                           2012          16.24          17.45      42,628.68
                                                                           2013          17.45          16.86      29,007.49
                                                                           2014          16.86          17.30      22,637.00
                                                                           2015          17.30          17.03      23,487.08
                                                                           2016          17.03          17.21      14,969.96
                                                                           2017          17.21          17.71       9,882.14
                                                                           2018          17.71          17.40      10,016.63
T. Rowe Price Large Cap Growth Investment Division (Class E).............. 2009           8.53          12.02      32,582.66
                                                                           2010          12.02          13.82      33,885.63
                                                                           2011          13.82          13.42      29,735.29
                                                                           2012          13.42          15.69      32,708.78
                                                                           2013          15.69          21.44      10,255.37
                                                                           2014          21.44          22.97      11,986.69
                                                                           2015          22.97          25.00      10,989.30
                                                                           2016          25.00          24.98      11,046.15
                                                                           2017          24.98          32.85      10,721.22
                                                                           2018          32.85          31.97       6,053.95
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))............................. 2009           3.45           5.41      69,036.54
                                                                           2010           5.41           6.81      63,432.45
                                                                           2011           6.81           6.03      33,521.52
                                                                           2012           6.03           6.67      20,559.51
                                                                           2013           6.67           6.97           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E)................ 2009           5.74           8.21      21,249.23
                                                                           2010           8.21          10.33      29,104.95
                                                                           2011          10.33          10.00      10,738.25
                                                                           2012          10.00          11.20       7,504.13
                                                                           2013          11.20          15.05       7,905.55
                                                                           2014          15.05          16.72       7,519.33
                                                                           2015          16.72          17.55       6,731.04
                                                                           2016          17.55          18.36       6,504.86
                                                                           2017          18.36          22.55       7,275.27
                                                                           2018          22.55          21.71       6,425.94
T. Rowe Price Small Cap Growth Investment Division (Class E).............. 2009           9.76          13.33      10,256.21
                                                                           2010          13.33          17.66      14,821.77
                                                                           2011          17.66          17.64      12,220.06
                                                                           2012          17.64          20.14       9,697.80
                                                                           2013          20.14          28.59       8,978.43
                                                                           2014          28.59          30.00       9,281.18
                                                                           2015          30.00          30.28       9,544.47
                                                                           2016          30.28          33.23       9,238.15
                                                                           2017          33.23          40.10       8,616.76
                                                                           2018          40.10          36.81       8,344.95
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))....................... 2009          13.64          19.83      15,365.19
                                                                           2010          19.83          24.61      16,373.27

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          24.61          22.62      13,065.38
                                                                             2012          22.62          25.00           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E)................ 2012          24.88          25.54       8,907.47
                                                                             2013          25.54          32.78       7,810.25
                                                                             2014          32.78          35.38       7,686.28
                                                                             2015          35.38          31.71       6,564.95
                                                                             2016          31.71          36.08       5,060.05
                                                                             2017          36.08          38.89       5,037.06
                                                                             2018          38.89          34.39       4,489.98
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2009          17.28          22.44      12,885.44
                                                                             2010          22.44          24.86      10,889.90
                                                                             2011          24.86          25.90      10,799.17
                                                                             2012          25.90          28.36      11,210.78
                                                                             2013          28.36          28.15       9,316.45
                                                                             2014          28.15          29.19      11,076.19
                                                                             2015          29.19          28.16       9,936.57
                                                                             2016          28.16          30.05      29,870.70
                                                                             2017          30.05          31.92      21,011.57
                                                                             2018          31.92          30.17      15,808.37
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))......................................................... 2009          11.65          15.69      27,964.03
                                                                             2010          15.69          17.44      23,432.64
                                                                             2011          17.44          17.96      17,794.08
                                                                             2012          17.96          19.97      18,154.62
                                                                             2013          19.97          21.23      14,976.03
                                                                             2014          21.23          21.90      14,067.58
                                                                             2015          21.90          21.10      10,185.42
                                                                             2016          21.10          21.73           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          15.90          16.30      20,551.61
                                                                             2010          16.30          16.94      18,395.01
                                                                             2011          16.94          17.54       8,754.75
                                                                             2012          17.54          17.80       8,295.57
                                                                             2013          17.80          17.38       8,285.92
                                                                             2014          17.38          17.53       7,557.77
                                                                             2015          17.53          17.31       7,662.52
                                                                             2016          17.31          17.23       3,692.81
                                                                             2017          17.23          17.25       3,535.12
                                                                             2018          17.25          17.10       3,768.11





                      GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                              1.70 SEPARATE ACCOUNT CHARGE
                                                                              BEGINNING OF                   NUMBER OF
                                                                                  YEAR        END OF YEAR   ACCUMULATION
                                                                              ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                    YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006)........ 2009          13.44          14.86     118,527.47
                                                                      2010          14.86          15.53      22,969.39
                                                                      2011          15.53          16.17         437.67
                                                                      2012          16.17          16.73         460.76
                                                                      2013          16.73          16.07         139.12
                                                                      2014          16.07          16.61         138.14
                                                                      2015          16.61          16.35         137.20
                                                                      2016          16.35          16.52         129.81
                                                                      2017          16.52          16.81         129.28
                                                                      2018          16.81          16.38         128.76
American Funds Global Small Capitalization Investment Division+ (Class2009          15.43          24.44     293,090.40
                                                                      2010          24.44          29.37     116,062.47
                                                                      2011          29.37          23.31       6,031.79
                                                                      2012          23.31          27.04       5,112.91
                                                                      2013          27.04          34.05       4,376.89
                                                                      2014          34.05          34.14       3,684.62
                                                                      2015          34.14          33.60       3,306.26
                                                                      2016          33.60          33.67       3,294.13
                                                                      2017          33.67          41.62       3,187.32
                                                                      2018          41.62          36.54       3,072.30
American Funds Growth Investment Division+ (Class 2)................. 2009          87.18         119.31     122,803.65
                                                                      2010         119.31         139.01      45,720.85
                                                                      2011         139.01         130.63       3,657.11
                                                                      2012         130.63         151.16       3,242.75

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2013         151.16         193.06       2,350.22
                                                                         2014         193.06         205.65       2,014.78
                                                                         2015         205.65         215.72       1,753.21
                                                                         2016         215.72         231.86       1,651.17
                                                                         2017         231.86         292.03       1,379.53
                                                                         2018         292.03         285.94         903.20
American Funds Growth-Income Investment Division+ (Class 2)............. 2009          65.72          84.68     140,511.13
                                                                         2010          84.68          92.63      50,052.03
                                                                         2011          92.63          89.27       2,562.50
                                                                         2012          89.27         102.94       2,207.35
                                                                         2013         102.94         134.91       1,214.48
                                                                         2014         134.91         146.52         890.48
                                                                         2015         146.52         145.93         733.50
                                                                         2016         145.93         159.76         678.49
                                                                         2017         159.76         191.95         623.57
                                                                         2018         191.95         185.04         555.30
Baillie Gifford International Stock Investment Division (Class E)....... 2009          10.31          12.37     106,112.15
                                                                         2010          12.37          13.02      32,891.51
                                                                         2011          13.02          10.24       6,415.01
                                                                         2012          10.24          12.02       5,293.84
                                                                         2013          12.02          13.62       5,140.01
                                                                         2014          13.62          12.97       1,695.82
                                                                         2015          12.97          12.47       1,541.72
                                                                         2016          12.47          12.91       1,600.84
                                                                         2017          12.91          17.12       1,501.16
                                                                         2018          17.12          13.95       1,739.00
BlackRock Bond Income Investment Division (Class E)..................... 2009          46.05          49.48      73,626.13
                                                                         2010          49.48          52.63      29,992.10
                                                                         2011          52.63          55.06       4,856.63
                                                                         2012          55.06          58.12       4,503.17
                                                                         2013          58.12          56.62       4,226.36
                                                                         2014          56.62          59.52       3,960.18
                                                                         2015          59.52          58.78         412.23
                                                                         2016          58.78          59.51         389.78
                                                                         2017          59.51          60.81         375.59
                                                                         2018          60.81          59.47         269.19
BlackRock Ultra-Short Term Bond Investment Division (Class E)........... 2009          22.70          22.38      61,070.03
                                                                         2010          22.38          22.01      16,445.34
                                                                         2011          22.01          21.64           0.00
                                                                         2012          21.64          21.27           0.00
                                                                         2013          21.27          20.91         685.41
                                                                         2014          20.91          20.56         651.04
                                                                         2015          20.56          20.21         617.24
                                                                         2016          20.21          19.91         583.48
                                                                         2017          19.91          19.72         550.73
                                                                         2018          19.72          19.71         518.42
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)......... 2009          18.60          25.84     143,927.24
                                                                         2010          25.84          29.19      57,986.68
                                                                         2011          29.19          30.59       5,854.83
                                                                         2012          30.59          33.59       5,535.32
                                                                         2013          33.59          45.12       3,078.28
                                                                         2014          45.12          45.15       1,804.26
                                                                         2015          45.15          40.14       1,782.43
                                                                         2016          40.14          48.45       1,729.83
                                                                         2017          48.45          53.67       1,725.57
                                                                         2018          53.67          45.72       1,680.13
Brighthouse/Wellington Balanced Investment Division (Class E)........... 2009          31.06          35.77     129,889.84
                                                                         2010          35.77          38.49      44,679.71
                                                                         2011          38.49          39.23       7,277.97
                                                                         2012          39.23          43.26       7,158.99
                                                                         2013          43.26          51.21       6,244.85
                                                                         2014          51.21          55.59       5,968.34
                                                                         2015          55.59          55.97       5,148.66
                                                                         2016          55.97          58.78       4,912.50
                                                                         2017          58.78          66.44       4,932.45
                                                                         2018          66.44          62.78       4,939.87
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)............................................................... 2009          22.39          29.02     163,769.45
                                                                         2010          29.02          31.91      50,915.62
                                                                         2011          31.91          30.06       4,661.06
                                                                         2012          30.06          33.30       4,577.37
                                                                         2013          33.30          43.72       5,635.16
                                                                         2014          43.72          47.47       6,395.99
                                                                         2015          47.47          47.73       5,829.99

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2016          47.73          50.28       5,849.09
                                                                               2017          50.28          58.79       5,148.08
                                                                               2018          58.79          57.65       3,073.88
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          46.25          54.25      46,989.76
                                                                               2010          54.25          60.09      18,274.57
                                                                               2011          60.09          59.25       1,734.74
                                                                               2012          59.25          66.17       1,687.86
                                                                               2013          66.17          87.35       1,631.88
                                                                               2014          87.35          97.66       1,588.59
                                                                               2015          97.66         100.37       1,550.72
                                                                               2016         100.37         106.95       1,382.05
                                                                               2017         106.95         128.32       1,332.13
                                                                               2018         128.32         118.30       1,278.25
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.68           6.13      49,275.57
                                                                               2010           6.13           7.46      13,401.24
                                                                               2011           7.46           7.59       9,351.44
                                                                               2012           7.59           8.85       7,879.52
                                                                               2013           8.85          12.69       7,248.27
                                                                               2014          12.69          14.84       8,679.21
                                                                               2015          14.84          14.01       7,308.29
                                                                               2016          14.01          14.16       7,041.50
                                                                               2017          14.16          16.51       6,795.46
                                                                               2018          16.51          15.10       6,221.14
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))............ 2009           4.08           5.54      79,320.39
                                                                               2010           5.54           5.85      46,610.60
                                                                               2011           5.85           6.21           0.00
Frontier Mid Cap Growth Investment Division (Class E)......................... 2009          25.92          38.02      40,363.27
                                                                               2010          38.02          43.06      13,226.07
                                                                               2011          43.06          40.98       2,167.51
                                                                               2012          40.98          44.65       2,126.38
                                                                               2013          44.65          58.21       1,969.75
                                                                               2014          58.21          63.50       1,595.77
                                                                               2015          63.50          64.13         779.24
                                                                               2016          64.13          66.36         682.33
                                                                               2017          66.36          81.61         440.85
                                                                               2018          81.61          75.58         382.53
Harris Oakmark International Investment Division (Class E).................... 2009          11.19          17.09     187,410.49
                                                                               2010          17.09          19.57      88,940.37
                                                                               2011          19.57          16.53       4,543.96
                                                                               2012          16.53          21.00       3,476.91
                                                                               2013          21.00          26.98       3,977.64
                                                                               2014          26.98          25.02       3,397.45
                                                                               2015          25.02          23.50       1,977.91
                                                                               2016          23.50          25.03       2,049.30
                                                                               2017          25.03          32.12       1,499.98
                                                                               2018          32.12          24.04       1,525.37
Invesco Small Cap Growth Investment Division (Class E)........................ 2009           9.56          12.59      25,457.31
                                                                               2010          12.59          15.63      11,799.51
                                                                               2011          15.63          15.22         853.21
                                                                               2012          15.22          17.70         748.52
                                                                               2013          17.70          24.43         739.59
                                                                               2014          24.43          25.95         736.95
                                                                               2015          25.95          25.10         733.13
                                                                               2016          25.10          27.53         714.60
                                                                               2017          27.53          33.95         711.08
                                                                               2018          33.95          30.39         706.13
Jennison Growth Investment Division (Class E)................................. 2009           3.32           4.56      86,652.47
                                                                               2010           4.56           5.00      47,150.75
                                                                               2011           5.00           4.93      24,461.68
                                                                               2012           4.93           5.60      23,627.80
                                                                               2013           5.60           7.54           0.00
                                                                               2014           7.54           8.07           0.00
                                                                               2015           8.07           8.78           0.00
                                                                               2016           8.78           8.63           0.00
                                                                               2017           8.63          11.64           0.00
                                                                               2018          11.64          11.47           0.00
Loomis Sayles Small Cap Core Investment Division (Class E).................... 2009          21.51          27.51      41,115.49
                                                                               2010          27.51          34.44      13,196.28
                                                                               2011          34.44          34.01         277.21
                                                                               2012          34.01          38.24         276.59
                                                                               2013          38.24          52.95         275.41
                                                                               2014          52.95          53.93         120.96

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2015          53.93          52.15         120.53
                                                                         2016          52.15          61.06         119.49
                                                                         2017          61.06          69.09         119.04
                                                                         2018          69.09          60.30          91.22
Loomis Sayles Small Cap Growth Investment Division (Class E)............ 2009           6.36           8.13     105,979.60
                                                                         2010           8.13          10.50      31,648.03
                                                                         2011          10.50          10.63       3,712.97
                                                                         2012          10.63          11.59       2,859.67
                                                                         2013          11.59          16.93       2,738.15
                                                                         2014          16.93          16.82       2,701.43
                                                                         2015          16.82          16.79       2,715.31
                                                                         2016          16.79          17.53       2,634.67
                                                                         2017          17.53          21.84       2,559.99
                                                                         2018          21.84          21.56       2,481.96
MetLife Aggregate Bond Index Investment Division (Class E).............. 2009          14.19          14.67     669,220.87
                                                                         2010          14.67          15.26     235,869.35
                                                                         2011          15.26          16.12      23,830.54
                                                                         2012          16.12          16.43      23,051.80
                                                                         2013          16.43          15.76      22,553.00
                                                                         2014          15.76          16.36      21,063.13
                                                                         2015          16.36          16.11      21,918.52
                                                                         2016          16.11          16.19      21,752.61
                                                                         2017          16.19          16.41      22,257.53
                                                                         2018          16.41          16.08      18,233.83
MetLife Mid Cap Stock Index Investment Division (Class E)............... 2009          10.22          13.76     330,512.23
                                                                         2010          13.76          17.06     125,032.82
                                                                         2011          17.06          16.42       8,492.30
                                                                         2012          16.42          18.96       8,010.51
                                                                         2013          18.96          24.79       9,631.30
                                                                         2014          24.79          26.66       8,449.36
                                                                         2015          26.66          25.53       7,098.89
                                                                         2016          25.53          30.19       6,982.37
                                                                         2017          30.19          34.37       5,751.76
                                                                         2018          34.37          29.92       4,726.64
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E).......... 2009           9.40          11.87     389,751.47
                                                                         2010          11.87          12.61     149,687.63
                                                                         2011          12.61          10.83      13,815.79
                                                                         2012          10.83          12.58      13,657.02
                                                                         2013          12.58          15.04      11,392.11
                                                                         2014          15.04          13.89      11,173.98
                                                                         2015          13.89          13.49      10,123.14
                                                                         2016          13.49          13.41      10,096.86
                                                                         2017          13.41          16.45       9,448.15
                                                                         2018          16.45          13.90       8,819.07
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)....... 2009          11.51          14.25     201,674.18
                                                                         2010          14.25          17.73      65,893.25
                                                                         2011          17.73          16.71       3,921.35
                                                                         2012          16.71          19.07       3,386.38
                                                                         2013          19.07          25.94       4,336.95
                                                                         2014          25.94          26.76       3,865.95
                                                                         2015          26.76          25.15       4,144.74
                                                                         2016          25.15          29.94       4,032.50
                                                                         2017          29.94          33.71       2,890.56
                                                                         2018          33.71          29.47       2,169.47
MetLife Stock Index Investment Division (Class E)....................... 2009          26.88          33.31     525,828.32
                                                                         2010          33.31          37.53     180,318.95
                                                                         2011          37.53          37.53      10,320.98
                                                                         2012          37.53          42.63       9,268.63
                                                                         2013          42.63          55.26       8,264.86
                                                                         2014          55.26          61.50       7,916.83
                                                                         2015          61.50          61.08       7,945.63
                                                                         2016          61.08          66.96       7,300.75
                                                                         2017          66.96          79.89       7,096.42
                                                                         2018          79.89          74.82       6,555.94
MFS(Reg. TM) Research International Investment Division (Class E)....... 2009          10.00          12.95     193,328.78
                                                                         2010          12.95          14.20      58,064.28
                                                                         2011          14.20          12.48      10,292.84
                                                                         2012          12.48          14.33       9,306.75
                                                                         2013          14.33          16.82       6,051.69
                                                                         2014          16.82          15.41       5,856.22
                                                                         2015          15.41          14.88       4,071.57
                                                                         2016          14.88          14.52       3,452.76
                                                                         2017          14.52          18.32       3,194.18
                                                                         2018          18.32          15.51       3,340.42

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          32.96
                                                                                  2010          38.34
                                                                                  2011          41.38
                                                                                  2012          41.57
                                                                                  2013          45.48
                                                                                  2014          53.08
                                                                                  2015          56.55
                                                                                  2016          55.38
                                                                                  2017          59.30
                                                                                  2018          65.40
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           8.94
                                                                                  2010          10.61
                                                                                  2011          11.60
                                                                                  2012          11.50
                                                                                  2013          13.16
                                                                                  2014          17.55
                                                                                  2015          19.09
                                                                                  2016          18.72
                                                                                  2017          21.02
                                                                                  2018          24.34
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           9.26
                                                                                  2010          10.12
                                                                                  2011          10.84
                                                                                  2012          10.89
                                                                                  2013          12.22
                                                                                  2014          15.84
                                                                                  2015          17.10
                                                                                  2016          15.79
                                                                                  2017          18.34
                                                                                  2018          19.39
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................... 2009          18.51
                                                                                  2010          22.14
                                                                                  2011          24.90
                                                                                  2012          22.94
                                                                                  2013          26.07
Morgan Stanley Mid Cap Growth Investment Division (Class E)...................... 2010          12.64
                                                                                  2011          14.66
                                                                                  2012          13.42
                                                                                  2013          14.44
                                                                                  2014          19.75
                                                                                  2015          19.63
                                                                                  2016          18.34
                                                                                  2017          16.53
                                                                                  2018          22.77
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E))............................. 2009           8.79
                                                                                  2010          11.57
Neuberger Berman Genesis Investment Division (Class E)........................... 2009          12.04
                                                                                  2010          13.36
                                                                                  2011          15.96
                                                                                  2012          16.56
                                                                                  2013          17.89
                                                                                  2014          24.34
                                                                                  2015          23.89
                                                                                  2016          23.59
                                                                                  2017          27.49
                                                                                  2018          31.25
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))........................................... 2009           9.40
                                                                                  2010          12.65
                                                                                  2011          15.31
                                                                                  2012          14.26
                                                                                  2013          14.78
Oppenheimer Global Equity Investment Division* (Class E)......................... 2009          11.60
                                                                                  2010          15.97
                                                                                  2011          18.22
                                                                                  2012          16.42
                                                                                  2013          19.58
                                                                                  2014          24.51
                                                                                  2015          24.64
                                                                                  2016          25.19
                                                                                  2017          24.85



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        38.34     109,408.46
                                                                                         41.38      87,465.14
                                                                                         41.57      54,926.07
                                                                                         45.48      31,372.88
                                                                                         53.08      23,627.07
                                                                                         56.55      13,420.40
                                                                                         55.38       8,106.18
                                                                                         59.30       5,323.26
                                                                                         65.40       6,116.74
                                                                                         60.55       4,435.04
MFS(Reg. TM) Value Investment Division (Class E).................................        10.61     398,298.34
                                                                                         11.60     141,606.53
                                                                                         11.50      13,536.63
                                                                                         13.16      10,894.43
                                                                                         17.55      11,832.13
                                                                                         19.09       5,499.89
                                                                                         18.72       5,199.62
                                                                                         21.02       4,887.24
                                                                                         24.34       4,885.50
                                                                                         21.49       4,789.71
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................        10.12     169,802.01
                                                                                         10.84      77,715.34
                                                                                         10.89       6,770.83
                                                                                         12.22       6,484.70
                                                                                         15.84       3,659.98
                                                                                         17.10       2,807.79
                                                                                         15.79         211.18
                                                                                         18.34         209.88
                                                                                         19.39         208.77
                                                                                         18.69           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))...................................................        22.14      31,537.64
                                                                                         24.90       8,241.59
                                                                                         22.94         775.37
                                                                                         26.07         492.66
                                                                                         28.68           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)......................        14.66      68,015.77
                                                                                         13.42      14,912.03
                                                                                         14.44      15,079.71
                                                                                         19.75       5,895.32
                                                                                         19.63       5,492.75
                                                                                         18.34       5,195.62
                                                                                         16.53       4,948.92
                                                                                         22.77       4,720.39
                                                                                         24.68       4,390.26
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).............................        11.57     157,938.03
                                                                                         12.50           0.00
Neuberger Berman Genesis Investment Division (Class E)...........................        13.36     374,410.30
                                                                                         15.96     163,427.34
                                                                                         16.56      12,508.27
                                                                                         17.89      11,457.68
                                                                                         24.34       8,691.31
                                                                                         23.89       7,366.67
                                                                                         23.59       5,573.13
                                                                                         27.49       4,280.40
                                                                                         31.25       3,905.71
                                                                                         28.60       2,721.48
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))...........................................        12.65      75,988.01
                                                                                         15.31      24,237.13
                                                                                         14.26       2,528.73
                                                                                         14.78       2,334.14
                                                                                         16.01           0.00
Oppenheimer Global Equity Investment Division* (Class E).........................        15.97     118,007.02
                                                                                         18.22      48,389.62
                                                                                         16.42       2,095.63
                                                                                         19.58       1,418.82
                                                                                         24.51       1,248.40
                                                                                         24.64         966.66
                                                                                         25.19         955.10
                                                                                         24.85         847.08
                                                                                         33.45         846.65

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                          1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                       YEAR        END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                         YEAR    UNIT VALUE     UNIT VALUE        YEAR
-------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                           2018          33.45          28.59         846.23
PIMCO Total Return Investment Division (Class E).......................... 2009          12.85          14.93     710,420.02
                                                                           2010          14.93          15.89     327,716.81
                                                                           2011          15.89          16.15      43,656.93
                                                                           2012          16.15          17.35      42,450.47
                                                                           2013          17.35          16.75      23,635.48
                                                                           2014          16.75          17.18      17,081.09
                                                                           2015          17.18          16.91      11,283.29
                                                                           2016          16.91          17.07      10,997.80
                                                                           2017          17.07          17.56      10,525.48
                                                                           2018          17.56          17.24       8,769.98
T. Rowe Price Large Cap Growth Investment Division (Class E).............. 2009           8.49          11.95     136,317.47
                                                                           2010          11.95          13.74      52,279.44
                                                                           2011          13.74          13.34       3,824.35
                                                                           2012          13.34          15.58       1,620.51
                                                                           2013          15.58          21.28       5,413.24
                                                                           2014          21.28          22.78       4,065.46
                                                                           2015          22.78          24.78       2,924.23
                                                                           2016          24.78          24.76       1,542.98
                                                                           2017          24.76          32.54       3,082.13
                                                                           2018          32.54          31.65       1,301.80
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))............................. 2009           3.44           5.39     285,386.45
                                                                           2010           5.39           6.78     117,768.66
                                                                           2011           6.78           6.00      20,447.02
                                                                           2012           6.00           6.63      17,960.73
                                                                           2013           6.63           6.93           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E)................ 2009           5.71           8.17     279,610.80
                                                                           2010           8.17          10.28      94,521.02
                                                                           2011          10.28           9.94       5,800.75
                                                                           2012           9.94          11.13       4,766.25
                                                                           2013          11.13          14.96       3,497.29
                                                                           2014          14.96          16.60       2,914.55
                                                                           2015          16.60          17.42       1,986.73
                                                                           2016          17.42          18.22       1,983.90
                                                                           2017          18.22          22.36       1,848.65
                                                                           2018          22.36          21.52       1,738.14
T. Rowe Price Small Cap Growth Investment Division (Class E).............. 2009           9.70          13.24     111,855.55
                                                                           2010          13.24          17.54      39,294.86
                                                                           2011          17.54          17.51       3,848.13
                                                                           2012          17.51          19.98       3,430.53
                                                                           2013          19.98          28.35       2,080.34
                                                                           2014          28.35          29.74       1,234.48
                                                                           2015          29.74          30.00       1,225.44
                                                                           2016          30.00          32.90       1,159.89
                                                                           2017          32.90          39.69       1,141.55
                                                                           2018          39.69          36.41       1,086.66
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))....................... 2009          13.57          19.72     241,478.31
                                                                           2010          19.72          24.46     108,644.14
                                                                           2011          24.46          22.47       5,244.12
                                                                           2012          22.47          24.83           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E).............. 2012          24.71          25.36       4,684.01
                                                                           2013          25.36          32.53       2,949.60
                                                                           2014          32.53          35.10       2,204.08
                                                                           2015          35.10          31.44       1,903.87
                                                                           2016          31.44          35.75       1,756.13
                                                                           2017          35.75          38.52       1,216.02
                                                                           2018          38.52          34.04       1,126.94
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)........................................................ 2009          17.16          22.27     199,266.00
                                                                           2010          22.27          24.66      92,245.68
                                                                           2011          24.66          25.68       4,280.29
                                                                           2012          25.68          28.10       3,919.37
                                                                           2013          28.10          27.88       4,351.04
                                                                           2014          27.88          28.89       3,426.91
                                                                           2015          28.89          27.87       3,145.51
                                                                           2016          27.87          29.72      13,218.37
                                                                           2017          29.72          31.55      12,652.27
                                                                           2018          31.55          29.81      12,543.27
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))....................................................... 2009          11.58          15.59     221,643.90
                                                                           2010          15.59          17.32      76,175.61

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          17.32          17.83      13,510.07
                                                                             2012          17.83          19.81      12,929.85
                                                                             2013          19.81          21.05       7,860.71
                                                                             2014          21.05          21.71       7,442.81
                                                                             2015          21.71          20.90       6,042.42
                                                                             2016          20.90          21.53           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          15.79          16.17     152,817.74
                                                                             2010          16.17          16.80      45,704.56
                                                                             2011          16.80          17.39       1,865.50
                                                                             2012          17.39          17.64       1,830.99
                                                                             2013          17.64          17.21       1,956.73
                                                                             2014          17.21          17.35       1,911.62
                                                                             2015          17.35          17.13       1,021.75
                                                                             2016          17.13          17.04       1,034.52
                                                                             2017          17.04          17.05       1,119.97
                                                                             2018          17.05          16.90         885.99





                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                                 1.75 SEPARATE ACCOUNT CHARGE
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2009          13.36          14.77       1,713.92
                                                                            2010          14.77          15.42       5,326.74
                                                                            2011          15.42          16.06       7,836.53
                                                                            2012          16.06          16.60      11,103.36
                                                                            2013          16.60          15.93       4,154.28
                                                                            2014          15.93          16.46       4,185.07
                                                                            2015          16.46          16.19       2,522.50
                                                                            2016          16.19          16.36       1,750.60
                                                                            2017          16.36          16.64       1,996.88
                                                                            2018          16.64          16.21       1,891.31
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2009          15.35          24.29      35,349.27
                                                                            2010          24.29          29.18      36,509.04
                                                                            2011          29.18          23.15      26,183.42
                                                                            2012          23.15          26.84      23,925.81
                                                                            2013          26.84          33.78      15,973.12
                                                                            2014          33.78          33.85      15,270.38
                                                                            2015          33.85          33.30      10,560.64
                                                                            2016          33.30          33.36       9,312.01
                                                                            2017          33.36          41.21       8,285.14
                                                                            2018          41.21          36.17       7,166.22
American Funds Growth Investment Division+ (Class 2)....................... 2009          86.10         117.77      12,310.15
                                                                            2010         117.77         137.15      11,978.25
                                                                            2011         137.15         128.82      10,288.82
                                                                            2012         128.82         148.99       9,372.62
                                                                            2013         148.99         190.19       6,918.31
                                                                            2014         190.19         202.49       6,385.79
                                                                            2015         202.49         212.31       6,200.06
                                                                            2016         212.31         228.08       5,865.48
                                                                            2017         228.08         287.12       5,204.47
                                                                            2018         287.12         280.99       4,885.98
American Funds Growth-Income Investment Division+ (Class 2)................ 2009          64.91          83.59      11,930.37
                                                                            2010          83.59          91.39      11,880.14
                                                                            2011          91.39          88.03      10,850.54
                                                                            2012          88.03         101.47       9,830.68
                                                                            2013         101.47         132.91       8,455.61
                                                                            2014         132.91         144.28       7,322.64
                                                                            2015         144.28         143.62       6,971.00
                                                                            2016         143.62         157.15       6,430.41
                                                                            2017         157.15         188.72       5,750.00
                                                                            2018         188.72         181.84       5,211.18
Baillie Gifford International Stock Investment Division (Class E).......... 2009          10.22          12.25      15,642.58
                                                                            2010          12.25          12.89      13,642.21
                                                                            2011          12.89          10.13      11,164.93
                                                                            2012          10.13          11.89       9,652.09
                                                                            2013          11.89          13.47       6,644.88
                                                                            2014          13.47          12.81       6,501.11
                                                                            2015          12.81          12.32       6,343.36
                                                                            2016          12.32          12.74       5,590.66

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2017          12.74          16.90       5,270.83
                                                                               2018          16.90          13.76       5,031.00
BlackRock Bond Income Investment Division (Class E)........................... 2009          45.46          48.83       8,983.21
                                                                               2010          48.83          51.91       8,890.48
                                                                               2011          51.91          54.28       5,806.32
                                                                               2012          54.28          57.27       5,663.66
                                                                               2013          57.27          55.76       3,328.11
                                                                               2014          55.76          58.59       1,684.16
                                                                               2015          58.59          57.83       1,668.01
                                                                               2016          57.83          58.52       1,655.86
                                                                               2017          58.52          59.77       1,602.03
                                                                               2018          59.77          58.43       1,604.00
BlackRock Ultra-Short Term Bond Investment Division (Class E)................. 2009          22.41          22.09       1,914.64
                                                                               2010          22.09          21.71       1,871.34
                                                                               2011          21.71          21.33       1,825.96
                                                                               2012          21.33          20.96       1,784.26
                                                                               2013          20.96          20.60         306.96
                                                                               2014          20.60          20.24         279.51
                                                                               2015          20.24          19.89         253.10
                                                                               2016          19.89          19.58         226.83
                                                                               2017          19.58          19.38         109.72
                                                                               2018          19.38          19.36          87.65
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)............... 2009          18.45          25.63      21,464.29
                                                                               2010          25.63          28.93      18,295.78
                                                                               2011          28.93          30.30      17,626.31
                                                                               2012          30.30          33.26      16,744.21
                                                                               2013          33.26          44.66       6,971.93
                                                                               2014          44.66          44.66       5,496.29
                                                                               2015          44.66          39.69       5,068.04
                                                                               2016          39.69          47.88       4,691.71
                                                                               2017          47.88          53.01       4,096.08
                                                                               2018          53.01          45.14       3,687.82
Brighthouse/Wellington Balanced Investment Division (Class E)................. 2009          30.71          35.35      20,052.77
                                                                               2010          35.35          38.02      19,381.48
                                                                               2011          38.02          38.74      22,752.54
                                                                               2012          38.74          42.69      22,525.34
                                                                               2013          42.69          50.51      19,647.83
                                                                               2014          50.51          54.80      17,568.56
                                                                               2015          54.80          55.15      16,039.93
                                                                               2016          55.15          57.89      14,910.31
                                                                               2017          57.89          65.40      14,189.12
                                                                               2018          65.40          61.77      13,585.30
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)..................................................................... 2009          22.23          28.80      18,962.42
                                                                               2010          28.80          31.65      16,020.81
                                                                               2011          31.65          29.80      12,467.64
                                                                               2012          29.80          33.00      12,599.65
                                                                               2013          33.00          43.30      10,975.55
                                                                               2014          43.30          47.00       8,826.61
                                                                               2015          47.00          47.23       8,018.35
                                                                               2016          47.23          49.73       7,959.03
                                                                               2017          49.73          58.12       6,702.67
                                                                               2018          58.12          56.96       6,275.98
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          45.70          53.60       3,668.33
                                                                               2010          53.60          59.38       4,521.86
                                                                               2011          59.38          58.55       3,022.33
                                                                               2012          58.55          65.38       2,949.45
                                                                               2013          65.38          86.32       2,172.63
                                                                               2014          86.32          96.50       2,086.47
                                                                               2015          96.50          99.18       1,497.23
                                                                               2016          99.18         105.68       1,508.88
                                                                               2017         105.68         126.80       1,411.02
                                                                               2018         126.80         116.90       1,372.23
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.66           6.10       1,510.33
                                                                               2010           6.10           7.42       1,871.54
                                                                               2011           7.42           7.55       9,764.08
                                                                               2012           7.55           8.80      11,196.05
                                                                               2013           8.80          12.61      12,097.51
                                                                               2014          12.61          14.74      29,868.23
                                                                               2015          14.74          13.91      32,278.12
                                                                               2016          13.91          14.05      28,472.51
                                                                               2017          14.05          16.37      25,031.92
                                                                               2018          16.37          14.97      18,905.36

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))........... 2009           4.06           5.51       8,268.48
                                                                              2010           5.51           5.81       7,460.99
                                                                              2011           5.81           6.17           0.00
Frontier Mid Cap Growth Investment Division (Class E)........................ 2009          25.65          37.61       4,195.27
                                                                              2010          37.61          42.57       2,992.10
                                                                              2011          42.57          40.50       1,318.17
                                                                              2012          40.50          44.10       1,312.80
                                                                              2013          44.10          57.46       1,190.73
                                                                              2014          57.46          62.66       1,204.00
                                                                              2015          62.66          63.25       1,271.25
                                                                              2016          63.25          65.41       1,319.45
                                                                              2017          65.41          80.41       1,104.37
                                                                              2018          80.41          74.43         809.20
Harris Oakmark International Investment Division (Class E)................... 2009          11.15          17.02      27,520.47
                                                                              2010          17.02          19.48      31,488.08
                                                                              2011          19.48          16.44      29,320.75
                                                                              2012          16.44          20.89      26,458.16
                                                                              2013          20.89          26.82      13,425.71
                                                                              2014          26.82          24.86      12,653.61
                                                                              2015          24.86          23.34      11,933.20
                                                                              2016          23.34          24.84       9,602.06
                                                                              2017          24.84          31.86       7,626.60
                                                                              2018          31.86          23.83       7,350.52
Invesco Small Cap Growth Investment Division (Class E)....................... 2009           9.52          12.53       3,096.27
                                                                              2010          12.53          15.56       3,194.39
                                                                              2011          15.56          15.14       2,359.81
                                                                              2012          15.14          17.60       2,191.91
                                                                              2013          17.60          24.28       1,486.56
                                                                              2014          24.28          25.77       1,795.37
                                                                              2015          25.77          24.92       1,567.25
                                                                              2016          24.92          27.32       1,488.24
                                                                              2017          27.32          33.68         593.15
                                                                              2018          33.68          30.13         243.80
Jennison Growth Investment Division (Class E)................................ 2009           3.30           4.54      53,268.99
                                                                              2010           4.54           4.97      53,916.28
                                                                              2011           4.97           4.90      47,542.63
                                                                              2012           4.90           5.57      48,675.65
                                                                              2013           5.57           7.49      18,500.07
                                                                              2014           7.49           8.01      17,265.28
                                                                              2015           8.01           8.71      16,173.40
                                                                              2016           8.71           8.56      15,579.90
                                                                              2017           8.56          11.54      17,205.32
                                                                              2018          11.54          11.36      16,290.18
Loomis Sayles Small Cap Core Investment Division (Class E)................... 2009          21.36          27.29       3,063.99
                                                                              2010          27.29          34.15       2,610.85
                                                                              2011          34.15          33.71       2,838.47
                                                                              2012          33.71          37.89       2,619.75
                                                                              2013          37.89          52.43       2,479.59
                                                                              2014          52.43          53.38       2,494.55
                                                                              2015          53.38          51.59       1,384.42
                                                                              2016          51.59          60.37       1,277.17
                                                                              2017          60.37          68.27         954.78
                                                                              2018          68.27          59.56         939.40
Loomis Sayles Small Cap Growth Investment Division (Class E)................. 2009           6.34           8.09      22,123.02
                                                                              2010           8.09          10.45      24,336.23
                                                                              2011          10.45          10.57      18,573.96
                                                                              2012          10.57          11.52      17,670.76
                                                                              2013          11.52          16.82       8,600.85
                                                                              2014          16.82          16.70       7,229.92
                                                                              2015          16.70          16.67       6,644.70
                                                                              2016          16.67          17.39       6,712.99
                                                                              2017          17.39          21.66       6,298.27
                                                                              2018          21.66          21.37       8,267.13
MetLife Aggregate Bond Index Investment Division (Class E)................... 2009          14.12          14.59     130,721.62
                                                                              2010          14.59          15.17     115,470.44
                                                                              2011          15.17          16.01     100,907.04
                                                                              2012          16.01          16.31      97,490.47
                                                                              2013          16.31          15.64     101,190.59
                                                                              2014          15.64          16.23      91,373.27
                                                                              2015          16.23          15.98      72,449.74
                                                                              2016          15.98          16.04      69,106.18
                                                                              2017          16.04          16.26      70,101.42

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2018          16.26
MetLife Mid Cap Stock Index Investment Division (Class E)........................ 2009          10.18
                                                                                  2010          13.70
                                                                                  2011          16.97
                                                                                  2012          16.33
                                                                                  2013          18.84
                                                                                  2014          24.62
                                                                                  2015          26.46
                                                                                  2016          25.33
                                                                                  2017          29.94
                                                                                  2018          34.07
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E)................... 2009           9.35
                                                                                  2010          11.81
                                                                                  2011          12.53
                                                                                  2012          10.76
                                                                                  2013          12.49
                                                                                  2014          14.93
                                                                                  2015          13.77
                                                                                  2016          13.38
                                                                                  2017          13.29
                                                                                  2018          16.29
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)................ 2009          11.45
                                                                                  2010          14.17
                                                                                  2011          17.63
                                                                                  2012          16.60
                                                                                  2013          18.94
                                                                                  2014          25.75
                                                                                  2015          26.54
                                                                                  2016          24.94
                                                                                  2017          29.67
                                                                                  2018          33.39
MetLife Stock Index Investment Division (Class E)................................ 2009          26.63
                                                                                  2010          32.98
                                                                                  2011          37.15
                                                                                  2012          37.13
                                                                                  2013          42.15
                                                                                  2014          54.61
                                                                                  2015          60.74
                                                                                  2016          60.30
                                                                                  2017          66.07
                                                                                  2018          78.79
MFS(Reg. TM) Research International Investment Division (Class E)................ 2009           9.96
                                                                                  2010          12.89
                                                                                  2011          14.13
                                                                                  2012          12.41
                                                                                  2013          14.25
                                                                                  2014          16.71
                                                                                  2015          15.30
                                                                                  2016          14.77
                                                                                  2017          14.40
                                                                                  2018          18.17
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          32.61
                                                                                  2010          37.90
                                                                                  2011          40.90
                                                                                  2012          41.06
                                                                                  2013          44.90
                                                                                  2014          52.38
                                                                                  2015          55.77
                                                                                  2016          54.59
                                                                                  2017          58.43
                                                                                  2018          64.40
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           8.90
                                                                                  2010          10.55
                                                                                  2011          11.53
                                                                                  2012          11.43
                                                                                  2013          13.07
                                                                                  2014          17.42
                                                                                  2015          18.94
                                                                                  2016          18.56
                                                                                  2017          20.83
                                                                                  2018          24.11
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           9.23
                                                                                  2010          10.08



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         15.92      63,224.07
MetLife Mid Cap Stock Index Investment Division (Class E)........................        13.70      33,014.78
                                                                                         16.97      35,530.59
                                                                                         16.33      37,137.26
                                                                                         18.84      31,646.97
                                                                                         24.62      28,474.46
                                                                                         26.46      25,119.77
                                                                                         25.33      23,379.52
                                                                                         29.94      21,681.77
                                                                                         34.07      20,130.39
                                                                                         29.64      15,663.19
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E)...................        11.81      51,824.35
                                                                                         12.53      50,415.25
                                                                                         10.76      44,767.52
                                                                                         12.49      42,113.60
                                                                                         14.93      40,408.95
                                                                                         13.77      34,849.47
                                                                                         13.38      31,346.67
                                                                                         13.29      29,864.37
                                                                                         16.29      24,921.99
                                                                                         13.76      22,962.68
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)................        14.17      14,516.26
                                                                                         17.63      17,095.81
                                                                                         16.60      16,389.37
                                                                                         18.94      14,526.13
                                                                                         25.75      12,794.00
                                                                                         26.54      10,467.56
                                                                                         24.94       8,131.61
                                                                                         29.67       6,974.00
                                                                                         33.39       6,070.26
                                                                                         29.17       5,722.86
MetLife Stock Index Investment Division (Class E)................................        32.98      67,296.73
                                                                                         37.15      66,098.66
                                                                                         37.13      59,594.15
                                                                                         42.15      56,196.66
                                                                                         54.61      50,289.31
                                                                                         60.74      44,545.70
                                                                                         60.30      36,417.41
                                                                                         66.07      35,146.82
                                                                                         78.79      31,463.93
                                                                                         73.76      29,000.79
MFS(Reg. TM) Research International Investment Division (Class E)................        12.89      27,657.16
                                                                                         14.13      21,771.08
                                                                                         12.41      17,427.67
                                                                                         14.25      18,042.53
                                                                                         16.71       7,706.89
                                                                                         15.30       6,669.20
                                                                                         14.77       6,515.00
                                                                                         14.40       5,297.31
                                                                                         18.17       4,718.30
                                                                                         15.37       5,277.10
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        37.90       9,731.12
                                                                                         40.90      10,501.07
                                                                                         41.06       9,867.25
                                                                                         44.90      10,088.62
                                                                                         52.38       9,533.01
                                                                                         55.77       7,688.95
                                                                                         54.59       7,388.67
                                                                                         58.43       6,994.66
                                                                                         64.40       6,384.30
                                                                                         59.60       6,054.72
MFS(Reg. TM) Value Investment Division (Class E).................................        10.55      31,448.93
                                                                                         11.53      30,792.36
                                                                                         11.43      29,444.97
                                                                                         13.07      23,895.07
                                                                                         17.42      24,680.37
                                                                                         18.94      22,870.92
                                                                                         18.56      20,293.17
                                                                                         20.83      18,172.22
                                                                                         24.11      13,806.61
                                                                                         21.27      23,787.17
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................        10.08      25,729.21
                                                                                         10.80      31,277.91

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2011          10.80          10.84      24,507.96
                                                                               2012          10.84          12.15      22,004.11
                                                                               2013          12.15          15.75      17,038.97
                                                                               2014          15.75          16.99      17,479.40
                                                                               2015          16.99          15.68      16,551.16
                                                                               2016          15.68          18.21      15,386.49
                                                                               2017          18.21          19.24      12,718.18
                                                                               2018          19.24          18.54           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................ 2009          18.36          21.96       1,675.95
                                                                               2010          21.96          24.68       1,290.61
                                                                               2011          24.68          22.73       1,046.00
                                                                               2012          22.73          25.81       1,034.99
                                                                               2013          25.81          28.40           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)................... 2010          12.56          14.56      14,147.25
                                                                               2011          14.56          13.32      10,003.89
                                                                               2012          13.32          14.33       7,253.45
                                                                               2013          14.33          19.58       5,885.27
                                                                               2014          19.58          19.46       5,514.29
                                                                               2015          19.46          18.17       5,435.11
                                                                               2016          18.17          16.37       6,137.52
                                                                               2017          16.37          22.53       5,930.14
                                                                               2018          22.53          24.41       7,277.79
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).......................... 2009           8.74          11.49      10,769.06
                                                                               2010          11.49          12.42           0.00
Neuberger Berman Genesis Investment Division (Class E)........................ 2009          11.99          13.30      43,986.51
                                                                               2010          13.30          15.87      43,809.47
                                                                               2011          15.87          16.47      35,329.58
                                                                               2012          16.47          17.78      30,847.44
                                                                               2013          17.78          24.18      20,800.11
                                                                               2014          24.18          23.72      17,280.40
                                                                               2015          23.72          23.40      15,126.16
                                                                               2016          23.40          27.26      12,968.12
                                                                               2017          27.26          30.98      11,066.13
                                                                               2018          30.98          28.34       9,943.12
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))........................................ 2009           9.36          12.60       3,105.14
                                                                               2010          12.60          15.24       2,944.91
                                                                               2011          15.24          14.18       2,918.01
                                                                               2012          14.18          14.69       2,699.84
                                                                               2013          14.69          15.92           0.00
Oppenheimer Global Equity Investment Division* (Class E)...................... 2009          11.53          15.87       7,969.05
                                                                               2010          15.87          18.10       8,536.35
                                                                               2011          18.10          16.29       7,923.97
                                                                               2012          16.29          19.43       9,240.71
                                                                               2013          19.43          24.30       6,561.50
                                                                               2014          24.30          24.42       7,979.47
                                                                               2015          24.42          24.96       8,073.10
                                                                               2016          24.96          24.61       6,644.78
                                                                               2017          24.61          33.11       6,459.52
                                                                               2018          33.11          28.28       7,065.93
PIMCO Total Return Investment Division (Class E).............................. 2009          12.80          14.87      68,024.78
                                                                               2010          14.87          15.81      60,365.18
                                                                               2011          15.81          16.06      50,178.33
                                                                               2012          16.06          17.25      44,217.73
                                                                               2013          17.25          16.64      39,139.96
                                                                               2014          16.64          17.06      39,962.55
                                                                               2015          17.06          16.78      35,949.72
                                                                               2016          16.78          16.94      31,367.65
                                                                               2017          16.94          17.41      29,816.57
                                                                               2018          17.41          17.09      27,382.16
T. Rowe Price Large Cap Growth Investment Division (Class E).................. 2009           8.45          11.89      21,896.67
                                                                               2010          11.89          13.66      28,561.12
                                                                               2011          13.66          13.25      21,045.06
                                                                               2012          13.25          15.47      19,215.70
                                                                               2013          15.47          21.12      22,199.51
                                                                               2014          21.12          22.60      20,643.39
                                                                               2015          22.60          24.57      18,045.46
                                                                               2016          24.57          24.53      15,427.70
                                                                               2017          24.53          32.23      13,848.24
                                                                               2018          32.23          31.33      14,602.45
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))................................. 2009           3.42           5.36      68,877.56

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2010           5.36           6.74      76,673.23
                                                                             2011           6.74           5.96      60,583.81
                                                                             2012           5.96           6.59      68,636.10
                                                                             2013           6.59           6.88           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E).................. 2009           5.69           8.13      33,378.65
                                                                             2010           8.13          10.23      32,905.60
                                                                             2011          10.23           9.89      28,136.36
                                                                             2012           9.89          11.06      28,236.11
                                                                             2013          11.06          14.86      21,462.08
                                                                             2014          14.86          16.49      19,944.77
                                                                             2015          16.49          17.29      20,821.22
                                                                             2016          17.29          18.07      19,193.66
                                                                             2017          18.07          22.18      13,990.55
                                                                             2018          22.18          21.33      14,895.39
T. Rowe Price Small Cap Growth Investment Division (Class E)................ 2009           9.65          13.16       5,869.61
                                                                             2010          13.16          17.41       8,301.84
                                                                             2011          17.41          17.38       6,846.82
                                                                             2012          17.38          19.82       7,126.60
                                                                             2013          19.82          28.11       7,529.00
                                                                             2014          28.11          29.47       7,464.96
                                                                             2015          29.47          29.72       6,450.54
                                                                             2016          29.72          32.57       5,152.18
                                                                             2017          32.57          39.28       4,694.48
                                                                             2018          39.28          36.02       3,198.85
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))......................... 2009          13.50          19.61      17,208.33
                                                                             2010          19.61          24.31      19,431.91
                                                                             2011          24.31          22.32      16,777.36
                                                                             2012          22.32          24.67           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E)................ 2012          24.55          25.18      13,610.29
                                                                             2013          25.18          32.29       9,871.36
                                                                             2014          32.29          34.82       8,533.83
                                                                             2015          34.82          31.17       7,403.73
                                                                             2016          31.17          35.43       7,315.69
                                                                             2017          35.43          38.15       6,017.20
                                                                             2018          38.15          33.70       5,654.94
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2009          17.04          22.10      13,118.45
                                                                             2010          22.10          24.46      11,249.97
                                                                             2011          24.46          25.46      12,899.85
                                                                             2012          25.46          27.84      11,918.26
                                                                             2013          27.84          27.62      13,673.28
                                                                             2014          27.62          28.60      12,727.84
                                                                             2015          28.60          27.57      11,310.69
                                                                             2016          27.57          29.39      18,354.00
                                                                             2017          29.39          31.19      17,093.57
                                                                             2018          31.19          29.45      21,188.98
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))......................................................... 2009          11.52          15.49      20,289.31
                                                                             2010          15.49          17.20      16,271.00
                                                                             2011          17.20          17.70      15,412.30
                                                                             2012          17.70          19.65      13,260.47
                                                                             2013          19.65          20.87      14,201.34
                                                                             2014          20.87          21.51      13,477.19
                                                                             2015          21.51          20.70       9,913.65
                                                                             2016          20.70          21.32           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          15.68          16.05      18,582.82
                                                                             2010          16.05          16.67      14,088.45
                                                                             2011          16.67          17.25       9,759.11
                                                                             2012          17.25          17.48       9,219.09
                                                                             2013          17.48          17.05       7,225.18
                                                                             2014          17.05          17.18       5,550.97
                                                                             2015          17.18          16.95       4,184.22
                                                                             2016          16.95          16.85       3,522.44
                                                                             2017          16.85          16.86       3,490.31
                                                                             2018          16.86          16.69       3,235.54

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                                 1.80 SEPARATE ACCOUNT CHARGE
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2009          13.29          14.67       4,500.71
                                                                            2010          14.67          15.32           1.55
                                                                            2011          15.32          15.94           0.00
                                                                            2012          15.94          16.47           0.00
                                                                            2013          16.47          15.80           0.00
                                                                            2014          15.80          16.32           0.00
                                                                            2015          16.32          16.04           0.00
                                                                            2016          16.04          16.20           0.00
                                                                            2017          16.20          16.47           0.00
                                                                            2018          16.47          16.03           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2009          15.27          24.15      13,590.74
                                                                            2010          24.15          29.00           1.25
                                                                            2011          29.00          22.99           0.00
                                                                            2012          22.99          26.64           0.00
                                                                            2013          26.64          33.52           0.00
                                                                            2014          33.52          33.57           0.00
                                                                            2015          33.57          33.01           0.00
                                                                            2016          33.01          33.05           0.00
                                                                            2017          33.05          40.81           0.00
                                                                            2018          40.81          35.80           0.00
American Funds Growth Investment Division+ (Class 2)....................... 2009          85.03         116.26      14,869.18
                                                                            2010         116.26         135.31           0.24
                                                                            2011         135.31         127.03           0.00
                                                                            2012         127.03         146.85           0.00
                                                                            2013         146.85         187.37           0.00
                                                                            2014         187.37         199.39           0.00
                                                                            2015         199.39         208.95           0.00
                                                                            2016         208.95         224.36           0.00
                                                                            2017         224.36         282.29           0.00
                                                                            2018         282.29         276.12           0.00
American Funds Growth-Income Investment Division+ (Class 2)................ 2009          64.11          82.51      17,177.91
                                                                            2010          82.51          90.17           2.14
                                                                            2011          90.17          86.81           0.00
                                                                            2012          86.81         100.01           0.00
                                                                            2013         100.01         130.94           0.00
                                                                            2014         130.94         142.06           0.00
                                                                            2015         142.06         141.35           0.00
                                                                            2016         141.35         154.59           0.00
                                                                            2017         154.59         185.55           0.00
                                                                            2018         185.55         178.69           0.00
Baillie Gifford International Stock Investment Division (Class E).......... 2009          10.13          12.14       7,276.01
                                                                            2010          12.14          12.76           1.90
                                                                            2011          12.76          10.03           0.00
                                                                            2012          10.03          11.76           0.00
                                                                            2013          11.76          13.32           0.00
                                                                            2014          13.32          12.66           0.00
                                                                            2015          12.66          12.17           0.00
                                                                            2016          12.17          12.58           0.00
                                                                            2017          12.58          16.67           0.00
                                                                            2018          16.67          13.57           0.00
BlackRock Bond Income Investment Division (Class E)........................ 2009          44.89          48.19       1,873.61
                                                                            2010          48.19          51.20           4.44
                                                                            2011          51.20          53.51           0.00
                                                                            2012          53.51          56.43           0.00
                                                                            2013          56.43          54.92           0.00
                                                                            2014          54.92          57.67           0.00
                                                                            2015          57.67          56.89           0.00
                                                                            2016          56.89          57.54           0.00
                                                                            2017          57.54          58.75           0.00
                                                                            2018          58.75          57.40           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class E).............. 2009          22.13          21.80           0.00
                                                                            2010          21.80          21.41           0.00
                                                                            2011          21.41          21.03           0.00
                                                                            2012          21.03          20.65           0.00
                                                                            2013          20.65          20.28           0.00
                                                                            2014          20.28          19.92           0.00
                                                                            2015          19.92          19.57           0.00
                                                                            2016          19.57          19.26           0.00
                                                                            2017          19.26          19.05           0.00
                                                                            2018          19.05          19.02           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)............ 2009          18.31          25.41      32,968.42
                                                                            2010          25.41          28.67           5.61
                                                                            2011          28.67          30.02           0.00
                                                                            2012          30.02          32.93           0.00

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          32.93          44.20           0.00
                                                                               2014          44.20          44.18           0.00
                                                                               2015          44.18          39.24           0.00
                                                                               2016          39.24          47.32           0.00
                                                                               2017          47.32          52.36           0.00
                                                                               2018          52.36          44.56           0.00
Brighthouse/Wellington Balanced Investment Division (Class E)................. 2009          30.37          34.94       3,996.64
                                                                               2010          34.94          37.56           2.84
                                                                               2011          37.56          38.24           0.00
                                                                               2012          38.24          42.13           0.00
                                                                               2013          42.13          49.82           0.00
                                                                               2014          49.82          54.03           0.00
                                                                               2015          54.03          54.34           0.00
                                                                               2016          54.34          57.02           0.00
                                                                               2017          57.02          64.38           0.00
                                                                               2018          64.38          60.77           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)..................................................................... 2009          22.08          28.59      30,967.02
                                                                               2010          28.59          31.39           1.62
                                                                               2011          31.39          29.55           0.00
                                                                               2012          29.55          32.70           0.00
                                                                               2013          32.70          42.89           0.00
                                                                               2014          42.89          46.53           0.00
                                                                               2015          46.53          46.73           0.00
                                                                               2016          46.73          49.18           0.00
                                                                               2017          49.18          57.45           0.00
                                                                               2018          57.45          56.28           0.00
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          45.09          52.83       2,147.25
                                                                               2010          52.83          58.46           1.66
                                                                               2011          58.46          57.58           0.00
                                                                               2012          57.58          64.24           0.00
                                                                               2013          64.24          84.73           0.00
                                                                               2014          84.73          94.63           0.00
                                                                               2015          94.63          97.16           0.00
                                                                               2016          97.16         103.42           0.00
                                                                               2017         103.42         123.96           0.00
                                                                               2018         123.96         114.17           0.00
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.64           6.08         890.83
                                                                               2010           6.08           7.39          10.10
                                                                               2011           7.39           7.51           0.00
                                                                               2012           7.51           8.75           0.00
                                                                               2013           8.75          12.53           0.00
                                                                               2014          12.53          14.64           0.00
                                                                               2015          14.64          13.81           0.00
                                                                               2016          13.81          13.94           0.00
                                                                               2017          13.94          16.24           0.00
                                                                               2018          16.24          14.84           0.00
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))............ 2009           4.04           5.48     104,447.77
                                                                               2010           5.48           5.78           1.31
                                                                               2011           5.78           6.14           0.00
Frontier Mid Cap Growth Investment Division (Class E)......................... 2009          25.39          37.20       4,010.31
                                                                               2010          37.20          42.09           0.26
                                                                               2011          42.09          40.03           0.00
                                                                               2012          40.03          43.56           0.00
                                                                               2013          43.56          56.73           0.00
                                                                               2014          56.73          61.83           0.00
                                                                               2015          61.83          62.38           0.00
                                                                               2016          62.38          64.48           0.00
                                                                               2017          64.48          79.22           0.00
                                                                               2018          79.22          73.29           0.00
Harris Oakmark International Investment Division (Class E).................... 2009          11.11          16.95       5,226.73
                                                                               2010          16.95          19.39           3.98
                                                                               2011          19.39          16.36           0.00
                                                                               2012          16.36          20.77           0.00
                                                                               2013          20.77          26.65           0.00
                                                                               2014          26.65          24.69           0.00
                                                                               2015          24.69          23.17           0.00
                                                                               2016          23.17          24.65           0.00
                                                                               2017          24.65          31.60           0.00
                                                                               2018          31.60          23.63           0.00
Invesco Small Cap Growth Investment Division (Class E)........................ 2009           9.49          12.48       5,613.31
                                                                               2010          12.48          15.49           4.59

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2011          15.49          15.06           0.00
                                                                         2012          15.06          17.50           0.00
                                                                         2013          17.50          24.13           0.00
                                                                         2014          24.13          25.60           0.00
                                                                         2015          25.60          24.74           0.00
                                                                         2016          24.74          27.11           0.00
                                                                         2017          27.11          33.40           0.00
                                                                         2018          33.40          29.87           0.00
Jennison Growth Investment Division (Class E)........................... 2009           3.29           4.52       1,073.48
                                                                         2010           4.52           4.95          11.84
                                                                         2011           4.95           4.87           0.00
                                                                         2012           4.87           5.53           0.00
                                                                         2013           5.53           7.44           0.00
                                                                         2014           7.44           7.95           0.00
                                                                         2015           7.95           8.65           0.00
                                                                         2016           8.65           8.49           0.00
                                                                         2017           8.49          11.44           0.00
                                                                         2018          11.44          11.26           0.00
Loomis Sayles Small Cap Core Investment Division (Class E).............. 2009          21.20          27.08       1,931.44
                                                                         2010          27.08          33.87           1.20
                                                                         2011          33.87          33.41           0.00
                                                                         2012          33.41          37.53           0.00
                                                                         2013          37.53          51.92           0.00
                                                                         2014          51.92          52.83           0.00
                                                                         2015          52.83          51.03           0.00
                                                                         2016          51.03          59.69           0.00
                                                                         2017          59.69          67.47           0.00
                                                                         2018          67.47          58.83           0.00
Loomis Sayles Small Cap Growth Investment Division (Class E)............ 2009           6.31           8.06       8,608.86
                                                                         2010           8.06          10.40           4.49
                                                                         2011          10.40          10.51           0.00
                                                                         2012          10.51          11.46           0.00
                                                                         2013          11.46          16.72           0.00
                                                                         2014          16.72          16.59           0.00
                                                                         2015          16.59          16.55           0.00
                                                                         2016          16.55          17.25           0.00
                                                                         2017          17.25          21.48           0.00
                                                                         2018          21.48          21.18           0.00
MetLife Aggregate Bond Index Investment Division (Class E).............. 2009          14.05          14.51      51,903.27
                                                                         2010          14.51          15.08           2.16
                                                                         2011          15.08          15.91           0.00
                                                                         2012          15.91          16.19           0.00
                                                                         2013          16.19          15.52           0.00
                                                                         2014          15.52          16.10           0.00
                                                                         2015          16.10          15.84           0.00
                                                                         2016          15.84          15.90           0.00
                                                                         2017          15.90          16.10           0.00
                                                                         2018          16.10          15.76           0.00
MetLife Mid Cap Stock Index Investment Division (Class E)............... 2009          10.13          13.63      22,542.98
                                                                         2010          13.63          16.88           0.60
                                                                         2011          16.88          16.23           0.00
                                                                         2012          16.23          18.72           0.00
                                                                         2013          18.72          24.45           0.00
                                                                         2014          24.45          26.27           0.00
                                                                         2015          26.27          25.14           0.00
                                                                         2016          25.14          29.69           0.00
                                                                         2017          29.69          33.77           0.00
                                                                         2018          33.77          29.37           0.00
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E).......... 2009           9.30          11.74      22,254.17
                                                                         2010          11.74          12.45           2.09
                                                                         2011          12.45          10.69           0.00
                                                                         2012          10.69          12.40           0.00
                                                                         2013          12.40          14.82           0.00
                                                                         2014          14.82          13.66           0.00
                                                                         2015          13.66          13.26           0.00
                                                                         2016          13.26          13.17           0.00
                                                                         2017          13.17          16.14           0.00
                                                                         2018          16.14          13.62           0.00
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)....... 2009          11.40          14.09      11,232.68
                                                                         2010          14.09          17.52           4.74
                                                                         2011          17.52          16.49           0.00
                                                                         2012          16.49          18.80           0.00
                                                                         2013          18.80          25.55           0.00
                                                                         2014          25.55          26.33           0.00

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015          26.33
                                                                                  2016          24.72
                                                                                  2017          29.40
                                                                                  2018          33.07
MetLife Stock Index Investment Division (Class E)................................ 2009          26.38
                                                                                  2010          32.66
                                                                                  2011          36.76
                                                                                  2012          36.73
                                                                                  2013          41.68
                                                                                  2014          53.96
                                                                                  2015          60.00
                                                                                  2016          59.53
                                                                                  2017          65.19
                                                                                  2018          77.71
MFS(Reg. TM) Research International Investment Division (Class E)................ 2009           9.92
                                                                                  2010          12.84
                                                                                  2011          14.06
                                                                                  2012          12.35
                                                                                  2013          14.17
                                                                                  2014          16.61
                                                                                  2015          15.20
                                                                                  2016          14.66
                                                                                  2017          14.29
                                                                                  2018          18.02
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          32.25
                                                                                  2010          37.48
                                                                                  2011          40.42
                                                                                  2012          40.55
                                                                                  2013          44.33
                                                                                  2014          51.68
                                                                                  2015          55.01
                                                                                  2016          53.81
                                                                                  2017          57.57
                                                                                  2018          63.42
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           8.85
                                                                                  2010          10.49
                                                                                  2011          11.46
                                                                                  2012          11.35
                                                                                  2013          12.98
                                                                                  2014          17.29
                                                                                  2015          18.78
                                                                                  2016          18.40
                                                                                  2017          20.64
                                                                                  2018          23.88
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           9.19
                                                                                  2010          10.04
                                                                                  2011          10.75
                                                                                  2012          10.78
                                                                                  2013          12.09
                                                                                  2014          15.66
                                                                                  2015          16.89
                                                                                  2016          15.58
                                                                                  2017          18.08
                                                                                  2018          19.09
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................... 2009          18.22
                                                                                  2010          21.77
                                                                                  2011          24.46
                                                                                  2012          22.52
                                                                                  2013          25.56
Morgan Stanley Mid Cap Growth Investment Division (Class E)...................... 2010          12.48
                                                                                  2011          14.46
                                                                                  2012          13.22
                                                                                  2013          14.22
                                                                                  2014          19.42
                                                                                  2015          19.29
                                                                                  2016          18.00
                                                                                  2017          16.21
                                                                                  2018          22.30
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E))............................. 2009           8.69
                                                                                  2010          11.42
Neuberger Berman Genesis Investment Division (Class E)........................... 2009          11.93



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         24.72           0.00
                                                                                         29.40           0.00
                                                                                         33.07           0.00
                                                                                         28.88           0.00
MetLife Stock Index Investment Division (Class E)................................        32.66      32,517.22
                                                                                         36.76           6.15
                                                                                         36.73           0.00
                                                                                         41.68           0.00
                                                                                         53.96           0.00
                                                                                         60.00           0.00
                                                                                         59.53           0.00
                                                                                         65.19           0.00
                                                                                         77.71           0.00
                                                                                         72.71           0.00
MFS(Reg. TM) Research International Investment Division (Class E)................        12.84       9,974.12
                                                                                         14.06           4.26
                                                                                         12.35           0.00
                                                                                         14.17           0.00
                                                                                         16.61           0.00
                                                                                         15.20           0.00
                                                                                         14.66           0.00
                                                                                         14.29           0.00
                                                                                         18.02           0.00
                                                                                         15.23           0.00
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        37.48       5,237.64
                                                                                         40.42      14,775.03
                                                                                         40.55      14,138.39
                                                                                         44.33      14,395.49
                                                                                         51.68      12,913.80
                                                                                         55.01      14,467.25
                                                                                         53.81      17,030.48
                                                                                         57.57      19,038.40
                                                                                         63.42      18,942.95
                                                                                         58.66      11,217.14
MFS(Reg. TM) Value Investment Division (Class E).................................        10.49      64,032.08
                                                                                         11.46          17.51
                                                                                         11.35           0.00
                                                                                         12.98           0.00
                                                                                         17.29           0.00
                                                                                         18.78           0.00
                                                                                         18.40           0.00
                                                                                         20.64           0.00
                                                                                         23.88           0.00
                                                                                         21.06           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................        10.04       4,186.11
                                                                                         10.75           5.77
                                                                                         10.78           0.00
                                                                                         12.09           0.00
                                                                                         15.66           0.00
                                                                                         16.89           0.00
                                                                                         15.58           0.00
                                                                                         18.08           0.00
                                                                                         19.09           0.00
                                                                                         18.39           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))...................................................        21.77       1,729.53
                                                                                         24.46           1.21
                                                                                         22.52           0.00
                                                                                         25.56           0.00
                                                                                         28.11           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)......................        14.46           1.58
                                                                                         13.22           0.00
                                                                                         14.22           0.00
                                                                                         19.42           0.00
                                                                                         19.29           0.00
                                                                                         18.00           0.00
                                                                                         16.21           0.00
                                                                                         22.30           0.00
                                                                                         24.15           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).............................        11.42       3,513.99
                                                                                         12.34           0.00
Neuberger Berman Genesis Investment Division (Class E)...........................        13.24      16,037.89

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                          1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                       YEAR        END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                         YEAR    UNIT VALUE     UNIT VALUE        YEAR
-------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                           2010          13.24          15.79           5.37
                                                                           2011          15.79          16.37           0.00
                                                                           2012          16.37          17.67           0.00
                                                                           2013          17.67          24.02           0.00
                                                                           2014          24.02          23.54           0.00
                                                                           2015          23.54          23.22           0.00
                                                                           2016          23.22          27.04           0.00
                                                                           2017          27.04          30.71           0.00
                                                                           2018          30.71          28.08           0.00
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E)).................................... 2009           9.33          12.55      10,497.61
                                                                           2010          12.55          15.17           2.49
                                                                           2011          15.17          14.11           0.00
                                                                           2012          14.11          14.61           0.00
                                                                           2013          14.61          15.82           0.00
Oppenheimer Global Equity Investment Division* (Class E).................. 2009          11.46          15.76       2,575.02
                                                                           2010          15.76          17.97           2.59
                                                                           2011          17.97          16.17           0.00
                                                                           2012          16.17          19.28           0.00
                                                                           2013          19.28          24.10           0.00
                                                                           2014          24.10          24.20           0.00
                                                                           2015          24.20          24.72           0.00
                                                                           2016          24.72          24.36           0.00
                                                                           2017          24.36          32.76           0.00
                                                                           2018          32.76          27.97           0.00
PIMCO Total Return Investment Division (Class E).......................... 2009          12.75          14.80      38,175.44
                                                                           2010          14.80          15.74          16.90
                                                                           2011          15.74          15.98           0.00
                                                                           2012          15.98          17.15           0.00
                                                                           2013          17.15          16.53           0.00
                                                                           2014          16.53          16.94           0.00
                                                                           2015          16.94          16.66           0.00
                                                                           2016          16.66          16.80           0.00
                                                                           2017          16.80          17.27           0.00
                                                                           2018          17.27          16.94           0.00
T. Rowe Price Large Cap Growth Investment Division (Class E).............. 2009           8.41          11.82      12,181.06
                                                                           2010          11.82          13.57           3.76
                                                                           2011          13.57          13.16           0.00
                                                                           2012          13.16          15.36           0.00
                                                                           2013          15.36          20.96           0.00
                                                                           2014          20.96          22.42           0.00
                                                                           2015          22.42          24.36           0.00
                                                                           2016          24.36          24.31           0.00
                                                                           2017          24.31          31.92           0.00
                                                                           2018          31.92          31.02           0.00
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))............................. 2009           3.41           5.34      16,828.23
                                                                           2010           5.34           6.71           6.74
                                                                           2011           6.71           5.93           0.00
                                                                           2012           5.93           6.55           0.00
                                                                           2013           6.55           6.84           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E)................ 2009           5.67           8.10      17,288.78
                                                                           2010           8.10          10.18           3.24
                                                                           2011          10.18           9.83           0.00
                                                                           2012           9.83          11.00           0.00
                                                                           2013          11.00          14.76           0.00
                                                                           2014          14.76          16.38           0.00
                                                                           2015          16.38          17.16           0.00
                                                                           2016          17.16          17.93           0.00
                                                                           2017          17.93          21.99           0.00
                                                                           2018          21.99          21.14           0.00
T. Rowe Price Small Cap Growth Investment Division (Class E).............. 2009           9.59          13.07       4,070.27
                                                                           2010          13.07          17.29           8.72
                                                                           2011          17.29          17.25           0.00
                                                                           2012          17.25          19.66           0.00
                                                                           2013          19.66          27.88           0.00
                                                                           2014          27.88          29.21           0.00
                                                                           2015          29.21          29.44           0.00
                                                                           2016          29.44          32.25           0.00
                                                                           2017          32.25          38.87           0.00
                                                                           2018          38.87          35.63           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))....................... 2009          13.43          19.50      52,665.71
                                                                           2010          19.50          24.16           3.18

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           1.80 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          24.16          22.18           0.00
                                                                             2012          22.18          24.50           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E)................ 2012          24.38          25.01           0.00
                                                                             2013          25.01          32.04           0.00
                                                                             2014          32.04          34.54           0.00
                                                                             2015          34.54          30.91           0.00
                                                                             2016          30.91          35.11           0.00
                                                                             2017          35.11          37.79           0.00
                                                                             2018          37.79          33.36           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2009          16.92          21.93       9,578.61
                                                                             2010          21.93          24.26           1.94
                                                                             2011          24.26          25.24           0.00
                                                                             2012          25.24          27.59           0.00
                                                                             2013          27.59          27.35           0.00
                                                                             2014          27.35          28.32           0.00
                                                                             2015          28.32          27.28           0.00
                                                                             2016          27.28          29.07     111,438.00
                                                                             2017          29.07          30.83      88,262.93
                                                                             2018          30.83          29.09      67,040.04
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))......................................................... 2009          11.45          15.39       7,824.08
                                                                             2010          15.39          17.09          10.93
                                                                             2011          17.09          17.57           0.00
                                                                             2012          17.57          19.50           0.00
                                                                             2013          19.50          20.70           0.00
                                                                             2014          20.70          21.32           0.00
                                                                             2015          21.32          20.51           0.00
                                                                             2016          20.51          21.12           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          15.57          15.93       8,153.37
                                                                             2010          15.93          16.53           3.89
                                                                             2011          16.53          17.10           0.00
                                                                             2012          17.10          17.32           0.00
                                                                             2013          17.32          16.88           0.00
                                                                             2014          16.88          17.01           0.00
                                                                             2015          17.01          16.77           0.00
                                                                             2016          16.77          16.67           0.00
                                                                             2017          16.67          16.66           0.00
                                                                             2018          16.66          16.49           0.00





                      GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                              1.85 SEPARATE ACCOUNT CHARGE
                                                                              BEGINNING OF                   NUMBER OF
                                                                                  YEAR        END OF YEAR   ACCUMULATION
                                                                              ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                    YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006)........ 2009          13.21          14.58       5,861.01
                                                                      2010          14.58          15.21      11,666.92
                                                                      2011          15.21          15.82       6,677.55
                                                                      2012          15.82          16.34       6,740.41
                                                                      2013          16.34          15.67       6,364.76
                                                                      2014          15.67          16.17       6,343.69
                                                                      2015          16.17          15.89       5,352.49
                                                                      2016          15.89          16.04       5,462.39
                                                                      2017          16.04          16.30       5,590.05
                                                                      2018          16.30          15.86       4,518.72
American Funds Global Small Capitalization Investment Division+ (Class2009          15.18          24.01      55,245.60
                                                                      2010          24.01          28.81      65,640.24
                                                                      2011          28.81          22.83      52,057.82
                                                                      2012          22.83          26.45      49,747.37
                                                                      2013          26.45          33.26      47,742.34
                                                                      2014          33.26          33.29      44,505.32
                                                                      2015          33.29          32.72      37,172.46
                                                                      2016          32.72          32.74      36,297.65
                                                                      2017          32.74          40.41      33,321.95
                                                                      2018          40.41          35.43      32,707.74
American Funds Growth Investment Division+ (Class 2)................. 2009          83.98         114.76      13,657.62
                                                                      2010         114.76         133.51      17,941.24
                                                                      2011         133.51         125.27      13,126.35
                                                                      2012         125.27         144.74      12,739.62

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2013         144.74         184.59      11,411.71
                                                                         2014         184.59         196.33       9,939.11
                                                                         2015         196.33         205.64       8,695.37
                                                                         2016         205.64         220.69       8,182.01
                                                                         2017         220.69         277.54       7,236.34
                                                                         2018         277.54         271.34       6,825.30
American Funds Growth-Income Investment Division+ (Class 2)............. 2009          63.31          81.45      12,956.38
                                                                         2010          81.45          88.96      18,114.74
                                                                         2011          88.96          85.61      14,345.28
                                                                         2012          85.61          98.57      13,169.67
                                                                         2013          98.57         128.99      11,922.99
                                                                         2014         128.99         139.89      10,948.43
                                                                         2015         139.89         139.11       8,832.96
                                                                         2016         139.11         152.07       7,998.43
                                                                         2017         152.07         182.43       7,556.05
                                                                         2018         182.43         175.60       6,417.88
Baillie Gifford International Stock Investment Division (Class E)....... 2009          10.04          12.03      12,871.02
                                                                         2010          12.03          12.64      11,608.29
                                                                         2011          12.64           9.93       8,632.39
                                                                         2012           9.93          11.63       6,623.36
                                                                         2013          11.63          13.17       6,288.13
                                                                         2014          13.17          12.51       6,164.95
                                                                         2015          12.51          12.02       6,104.67
                                                                         2016          12.02          12.42       5,753.08
                                                                         2017          12.42          16.45       4,238.54
                                                                         2018          16.45          13.39       4,360.15
BlackRock Bond Income Investment Division (Class E)..................... 2009          44.32          47.55      11,821.24
                                                                         2010          47.55          50.50      13,337.57
                                                                         2011          50.50          52.75       9,226.44
                                                                         2012          52.75          55.60       5,335.98
                                                                         2013          55.60          54.09       4,668.76
                                                                         2014          54.09          56.77       3,993.66
                                                                         2015          56.77          55.98       3,428.11
                                                                         2016          55.98          56.59       3,264.10
                                                                         2017          56.59          57.74       3,149.97
                                                                         2018          57.74          56.39       3,000.20
BlackRock Ultra-Short Term Bond Investment Division (Class E)........... 2009          21.85          21.51      13,324.06
                                                                         2010          21.51          21.12       9,360.95
                                                                         2011          21.12          20.73       5,640.48
                                                                         2012          20.73          20.35       5,808.19
                                                                         2013          20.35          19.98       5,497.52
                                                                         2014          19.98          19.61       5,511.97
                                                                         2015          19.61          19.25       4,987.28
                                                                         2016          19.25          18.94       5,009.77
                                                                         2017          18.94          18.73       4,460.43
                                                                         2018          18.73          18.69       3,178.82
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)......... 2009          18.16          25.20      15,543.98
                                                                         2010          25.20          28.42      20,088.96
                                                                         2011          28.42          29.74      15,620.24
                                                                         2012          29.74          32.61      15,900.93
                                                                         2013          32.61          43.75      13,090.57
                                                                         2014          43.75          43.71       8,521.66
                                                                         2015          43.71          38.80       5,783.13
                                                                         2016          38.80          46.76       5,330.19
                                                                         2017          46.76          51.72       5,245.64
                                                                         2018          51.72          43.99       3,910.76
Brighthouse/Wellington Balanced Investment Division (Class E)........... 2009          30.03          34.53      19,810.85
                                                                         2010          34.53          37.10      33,478.61
                                                                         2011          37.10          37.76      28,351.55
                                                                         2012          37.76          41.58      27,190.63
                                                                         2013          41.58          49.14      26,293.83
                                                                         2014          49.14          53.26      25,138.80
                                                                         2015          53.26          53.55      23,347.05
                                                                         2016          53.55          56.15      22,016.22
                                                                         2017          56.15          63.37      21,754.60
                                                                         2018          63.37          59.79      20,545.79
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)............................................................... 2009          21.92          28.37      11,593.58
                                                                         2010          28.37          31.14      16,518.54
                                                                         2011          31.14          29.29      13,995.82
                                                                         2012          29.29          32.41      23,745.76
                                                                         2013          32.41          42.48      22,704.19
                                                                         2014          42.48          46.06      21,928.28
                                                                         2015          46.06          46.24      20,885.56

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2016          46.24          48.64      20,391.19
                                                                               2017          48.64          56.78      19,187.82
                                                                               2018          56.78          55.60      18,387.62
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          44.51          52.13       3,998.29
                                                                               2010          52.13          57.66       5,376.30
                                                                               2011          57.66          56.77       4,431.32
                                                                               2012          56.77          63.30       3,706.62
                                                                               2013          63.30          83.44       2,101.83
                                                                               2014          83.44          93.15       2,254.62
                                                                               2015          93.15          95.59       1,977.13
                                                                               2016          95.59         101.70       1,568.74
                                                                               2017         101.70         121.84       1,545.14
                                                                               2018         121.84         112.16       1,408.23
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.62           6.05       9,405.48
                                                                               2010           6.05           7.35      11,922.11
                                                                               2011           7.35           7.47      25,251.11
                                                                               2012           7.47           8.70      30,175.93
                                                                               2013           8.70          12.45      27,199.39
                                                                               2014          12.45          14.54      62,490.49
                                                                               2015          14.54          13.70      61,620.63
                                                                               2016          13.70          13.83      52,159.09
                                                                               2017          13.83          16.10      44,318.27
                                                                               2018          16.10          14.71      41,504.02
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))............ 2009           4.02           5.45         491.98
                                                                               2010           5.45           5.75         642.16
                                                                               2011           5.75           6.10           0.00
Frontier Mid Cap Growth Investment Division (Class E)......................... 2009          25.13          36.80       6,046.80
                                                                               2010          36.80          41.62       7,281.18
                                                                               2011          41.62          39.55       7,040.17
                                                                               2012          39.55          43.03       6,220.61
                                                                               2013          43.03          56.01       5,626.20
                                                                               2014          56.01          61.01       5,379.12
                                                                               2015          61.01          61.52       5,495.15
                                                                               2016          61.52          63.56       5,240.85
                                                                               2017          63.56          78.05       4,746.89
                                                                               2018          78.05          72.18       4,501.73
Harris Oakmark International Investment Division (Class E).................... 2009          11.07          16.88      19,058.27
                                                                               2010          16.88          19.30      20,133.35
                                                                               2011          19.30          16.27      18,376.93
                                                                               2012          16.27          20.65      16,656.48
                                                                               2013          20.65          26.49      16,772.99
                                                                               2014          26.49          24.53      15,809.61
                                                                               2015          24.53          23.01      15,475.48
                                                                               2016          23.01          24.46      14,190.96
                                                                               2017          24.46          31.35      11,794.57
                                                                               2018          31.35          23.42      10,544.20
Invesco Small Cap Growth Investment Division (Class E)........................ 2009           9.45          12.43       5,527.91
                                                                               2010          12.43          15.42       7,797.63
                                                                               2011          15.42          14.98       3,263.07
                                                                               2012          14.98          17.41       3,195.12
                                                                               2013          17.41          23.98       3,082.05
                                                                               2014          23.98          25.44       2,981.07
                                                                               2015          25.44          24.57       3,136.65
                                                                               2016          24.57          26.90       3,112.87
                                                                               2017          26.90          33.13       1,502.16
                                                                               2018          33.13          29.61       1,410.64
Jennison Growth Investment Division (Class E)................................. 2009           3.27           4.50       3,487.75
                                                                               2010           4.50           4.92      22,776.75
                                                                               2011           4.92           4.84      20,679.95
                                                                               2012           4.84           5.50      25,657.47
                                                                               2013           5.50           7.39      14,855.89
                                                                               2014           7.39           7.90      14,470.67
                                                                               2015           7.90           8.58      15,631.72
                                                                               2016           8.58           8.42      13,276.85
                                                                               2017           8.42          11.34      12,784.54
                                                                               2018          11.34          11.15      18,621.21
Loomis Sayles Small Cap Core Investment Division (Class E).................... 2009          21.04          26.87       4,225.14
                                                                               2010          26.87          33.59       6,387.12
                                                                               2011          33.59          33.12       3,481.37
                                                                               2012          33.12          37.19       3,074.27
                                                                               2013          37.19          51.41       2,797.30
                                                                               2014          51.41          52.28       2,552.17

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2015          52.28          50.48       2,963.91
                                                                         2016          50.48          59.02       2,294.52
                                                                         2017          59.02          66.67       1,553.93
                                                                         2018          66.67          58.11       1,527.87
Loomis Sayles Small Cap Growth Investment Division (Class E)............ 2009           6.29           8.02       4,504.66
                                                                         2010           8.02          10.35       6,933.51
                                                                         2011          10.35          10.46       4,850.15
                                                                         2012          10.46          11.39       4,428.29
                                                                         2013          11.39          16.61       2,059.56
                                                                         2014          16.61          16.48       2,119.17
                                                                         2015          16.48          16.43       1,563.03
                                                                         2016          16.43          17.12       1,464.30
                                                                         2017          17.12          21.30       1,395.21
                                                                         2018          21.30          21.00       2,046.88
MetLife Aggregate Bond Index Investment Division (Class E).............. 2009          13.98          14.43      90,102.38
                                                                         2010          14.43          14.99     114,344.15
                                                                         2011          14.99          15.80     105,945.66
                                                                         2012          15.80          16.08      94,732.26
                                                                         2013          16.08          15.40      95,703.56
                                                                         2014          15.40          15.97      91,117.55
                                                                         2015          15.97          15.70      79,063.97
                                                                         2016          15.70          15.75      62,957.04
                                                                         2017          15.75          15.95      63,820.46
                                                                         2018          15.95          15.60      54,746.33
MetLife Mid Cap Stock Index Investment Division (Class E)............... 2009          10.09          13.57      52,244.07
                                                                         2010          13.57          16.79      40,339.35
                                                                         2011          16.79          16.14      54,923.30
                                                                         2012          16.14          18.61      54,578.28
                                                                         2013          18.61          24.29      50,140.44
                                                                         2014          24.29          26.08      47,071.82
                                                                         2015          26.08          24.94      42,105.00
                                                                         2016          24.94          29.45      39,722.59
                                                                         2017          29.45          33.48      37,031.48
                                                                         2018          33.48          29.10      36,819.60
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E).......... 2009           9.25          11.67      44,827.68
                                                                         2010          11.67          12.38      56,675.88
                                                                         2011          12.38          10.62      49,225.45
                                                                         2012          10.62          12.32      50,036.45
                                                                         2013          12.32          14.70      49,853.71
                                                                         2014          14.70          13.55      47,005.58
                                                                         2015          13.55          13.15      43,774.29
                                                                         2016          13.15          13.05      34,002.03
                                                                         2017          13.05          15.98      26,849.84
                                                                         2018          15.98          13.48      26,301.90
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)....... 2009          11.34          14.01      14,815.55
                                                                         2010          14.01          17.41      24,427.00
                                                                         2011          17.41          16.38      22,940.70
                                                                         2012          16.38          18.67      18,411.22
                                                                         2013          18.67          25.36      19,351.35
                                                                         2014          25.36          26.12      18,152.46
                                                                         2015          26.12          24.51      16,671.47
                                                                         2016          24.51          29.14      15,529.74
                                                                         2017          29.14          32.75      12,798.12
                                                                         2018          32.75          28.59      11,925.85
MetLife Stock Index Investment Division (Class E)....................... 2009          26.13          32.34      65,886.50
                                                                         2010          32.34          36.39      88,556.31
                                                                         2011          36.39          36.33      76,169.02
                                                                         2012          36.33          41.21      68,259.46
                                                                         2013          41.21          53.33      64,364.09
                                                                         2014          53.33          59.26      59,294.25
                                                                         2015          59.26          58.77      41,362.56
                                                                         2016          58.77          64.33      37,174.45
                                                                         2017          64.33          76.64      37,367.65
                                                                         2018          76.64          71.67      32,793.18
MFS(Reg. TM) Research International Investment Division (Class E)....... 2009           9.88          12.78      13,529.34
                                                                         2010          12.78          13.99      16,572.42
                                                                         2011          13.99          12.28      10,253.89
                                                                         2012          12.28          14.08       9,925.39
                                                                         2013          14.08          16.50       9,791.94
                                                                         2014          16.50          15.09       9,678.06
                                                                         2015          15.09          14.55       9,277.52
                                                                         2016          14.55          14.18       8,838.16
                                                                         2017          14.18          17.86       8,556.82
                                                                         2018          17.86          15.10       6,689.19

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          31.91
                                                                                  2010          37.05
                                                                                  2011          39.94
                                                                                  2012          40.06
                                                                                  2013          43.76
                                                                                  2014          51.00
                                                                                  2015          54.25
                                                                                  2016          53.04
                                                                                  2017          56.72
                                                                                  2018          62.46
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           8.81
                                                                                  2010          10.43
                                                                                  2011          11.40
                                                                                  2012          11.28
                                                                                  2013          12.88
                                                                                  2014          17.16
                                                                                  2015          18.63
                                                                                  2016          18.24
                                                                                  2017          20.45
                                                                                  2018          23.65
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           9.16
                                                                                  2010          10.00
                                                                                  2011          10.70
                                                                                  2012          10.73
                                                                                  2013          12.02
                                                                                  2014          15.57
                                                                                  2015          16.78
                                                                                  2016          15.47
                                                                                  2017          17.94
                                                                                  2018          18.94
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................... 2009          18.08
                                                                                  2010          21.59
                                                                                  2011          24.25
                                                                                  2012          22.31
                                                                                  2013          25.31
Morgan Stanley Mid Cap Growth Investment Division (Class E)...................... 2010          12.39
                                                                                  2011          14.36
                                                                                  2012          13.12
                                                                                  2013          14.10
                                                                                  2014          19.25
                                                                                  2015          19.11
                                                                                  2016          17.83
                                                                                  2017          16.05
                                                                                  2018          22.07
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E))............................. 2009           8.64
                                                                                  2010          11.35
Neuberger Berman Genesis Investment Division (Class E)........................... 2009          11.88
                                                                                  2010          13.17
                                                                                  2011          15.71
                                                                                  2012          16.28
                                                                                  2013          17.56
                                                                                  2014          23.86
                                                                                  2015          23.37
                                                                                  2016          23.04
                                                                                  2017          26.82
                                                                                  2018          30.44
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))........................................... 2009           9.30
                                                                                  2010          12.49
                                                                                  2011          15.10
                                                                                  2012          14.04
                                                                                  2013          14.53
Oppenheimer Global Equity Investment Division* (Class E)......................... 2009          11.39
                                                                                  2010          15.66
                                                                                  2011          17.85
                                                                                  2012          16.05
                                                                                  2013          19.12
                                                                                  2014          23.90
                                                                                  2015          23.98
                                                                                  2016          24.49
                                                                                  2017          24.12



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        37.05      22,585.73
                                                                                         39.94      32,559.36
                                                                                         40.06      30,280.10
                                                                                         43.76      22,203.89
                                                                                         51.00      21,206.04
                                                                                         54.25      19,940.58
                                                                                         53.04      18,678.15
                                                                                         56.72      23,199.25
                                                                                         62.46      21,371.72
                                                                                         57.74      18,062.36
MFS(Reg. TM) Value Investment Division (Class E).................................        10.43      35,529.36
                                                                                         11.40      44,214.34
                                                                                         11.28      33,783.51
                                                                                         12.88      34,205.45
                                                                                         17.16      49,387.06
                                                                                         18.63      26,250.58
                                                                                         18.24      22,848.53
                                                                                         20.45      21,802.93
                                                                                         23.65      21,022.37
                                                                                         20.85      27,123.67
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................        10.00      22,067.34
                                                                                         10.70      26,798.81
                                                                                         10.73      21,352.88
                                                                                         12.02      25,488.59
                                                                                         15.57      23,336.92
                                                                                         16.78      22,618.36
                                                                                         15.47      15,093.32
                                                                                         17.94      16,789.41
                                                                                         18.94      14,014.33
                                                                                         18.25           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))...................................................        21.59       4,925.07
                                                                                         24.25       5,729.62
                                                                                         22.31       5,674.28
                                                                                         25.31       7,661.10
                                                                                         27.83           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)......................        14.36      27,809.67
                                                                                         13.12      23,974.38
                                                                                         14.10      20,901.29
                                                                                         19.25      15,710.67
                                                                                         19.11      15,854.41
                                                                                         17.83      13,774.78
                                                                                         16.05      10,845.04
                                                                                         22.07       8,616.81
                                                                                         23.88       9,445.17
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).............................        11.35      21,034.65
                                                                                         12.26           0.00
Neuberger Berman Genesis Investment Division (Class E)...........................        13.17      61,554.41
                                                                                         15.71      74,584.52
                                                                                         16.28      57,793.16
                                                                                         17.56      37,888.67
                                                                                         23.86      40,908.34
                                                                                         23.37      32,401.97
                                                                                         23.04      26,666.03
                                                                                         26.82      24,198.57
                                                                                         30.44      21,914.34
                                                                                         27.82      19,399.16
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))...........................................        12.49       6,881.48
                                                                                         15.10       7,558.34
                                                                                         14.04       6,783.36
                                                                                         14.53       5,879.63
                                                                                         15.73           0.00
Oppenheimer Global Equity Investment Division* (Class E).........................        15.66      18,094.43
                                                                                         17.85      15,661.30
                                                                                         16.05      14,398.30
                                                                                         19.12      14,365.62
                                                                                         23.90      14,550.75
                                                                                         23.98       7,492.36
                                                                                         24.49       8,424.23
                                                                                         24.12       9,339.56
                                                                                         32.42       8,695.23

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                          1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                       YEAR        END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                         YEAR    UNIT VALUE     UNIT VALUE        YEAR
-------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                           2018          32.42          27.66       7,895.81
PIMCO Total Return Investment Division (Class E).......................... 2009          12.70          14.74      53,128.87
                                                                           2010          14.74          15.66      95,242.58
                                                                           2011          15.66          15.89      60,514.03
                                                                           2012          15.89          17.04      60,538.04
                                                                           2013          17.04          16.43      41,006.40
                                                                           2014          16.43          16.83      37,546.80
                                                                           2015          16.83          16.53      34,088.73
                                                                           2016          16.53          16.67      30,029.13
                                                                           2017          16.67          17.12      27,543.09
                                                                           2018          17.12          16.78      24,242.77
T. Rowe Price Large Cap Growth Investment Division (Class E).............. 2009           8.36          11.76      30,184.39
                                                                           2010          11.76          13.49      30,997.43
                                                                           2011          13.49          13.08      27,143.77
                                                                           2012          13.08          15.25      28,305.02
                                                                           2013          15.25          20.80      34,169.50
                                                                           2014          20.80          22.24      25,163.29
                                                                           2015          22.24          24.15      23,785.89
                                                                           2016          24.15          24.09      23,117.23
                                                                           2017          24.09          31.61      21,844.64
                                                                           2018          31.61          30.70      20,998.61
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))............................. 2009           3.40           5.31      46,537.56
                                                                           2010           5.31           6.68      38,506.13
                                                                           2011           6.68           5.90      33,850.45
                                                                           2012           5.90           6.51      32,130.46
                                                                           2013           6.51           6.80           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E)................ 2009           5.65           8.06      48,814.10
                                                                           2010           8.06          10.13      49,044.84
                                                                           2011          10.13           9.78      38,013.00
                                                                           2012           9.78          10.93      40,454.80
                                                                           2013          10.93          14.67      40,327.22
                                                                           2014          14.67          16.26      27,238.27
                                                                           2015          16.26          17.04      26,582.57
                                                                           2016          17.04          17.79      27,913.90
                                                                           2017          17.79          21.80      29,469.67
                                                                           2018          21.80          20.95      29,594.63
T. Rowe Price Small Cap Growth Investment Division (Class E).............. 2009           9.53          12.99       6,922.34
                                                                           2010          12.99          17.17      10,268.60
                                                                           2011          17.17          17.12       9,623.07
                                                                           2012          17.12          19.51       8,533.62
                                                                           2013          19.51          27.64       8,761.35
                                                                           2014          27.64          28.95       7,737.62
                                                                           2015          28.95          29.16       9,140.09
                                                                           2016          29.16          31.93       9,272.25
                                                                           2017          31.93          38.47       9,407.88
                                                                           2018          38.47          35.24       7,967.08
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))....................... 2009          13.36          19.39      51,407.72
                                                                           2010          19.39          24.02      64,852.37
                                                                           2011          24.02          22.03      59,897.09
                                                                           2012          22.03          24.34           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E).............. 2012          24.22          24.83      44,581.12
                                                                           2013          24.83          31.80      46,678.38
                                                                           2014          31.80          34.26      45,196.12
                                                                           2015          34.26          30.64      31,766.12
                                                                           2016          30.64          34.79      26,720.49
                                                                           2017          34.79          37.43      23,473.43
                                                                           2018          37.43          33.03      22,184.69
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)........................................................ 2009          16.80          21.77      26,247.60
                                                                           2010          21.77          24.07      30,737.97
                                                                           2011          24.07          25.03      22,629.52
                                                                           2012          25.03          27.34      19,080.07
                                                                           2013          27.34          27.09      15,087.96
                                                                           2014          27.09          28.03      13,199.47
                                                                           2015          28.03          27.00      13,056.44
                                                                           2016          27.00          28.75      19,395.97
                                                                           2017          28.75          30.48      19,165.53
                                                                           2018          30.48          28.74      17,649.53
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))....................................................... 2009          11.38          15.29      25,749.04
                                                                           2010          15.29          16.97      22,550.50

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          16.97          17.44      16,414.39
                                                                             2012          17.44          19.35      15,352.20
                                                                             2013          19.35          20.52      11,580.97
                                                                             2014          20.52          21.13      13,750.86
                                                                             2015          21.13          20.32      12,404.37
                                                                             2016          20.32          20.92           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          15.46          15.81      22,906.28
                                                                             2010          15.81          16.40      20,314.37
                                                                             2011          16.40          16.95      11,525.84
                                                                             2012          16.95          17.16       8,372.07
                                                                             2013          17.16          16.72       6,610.56
                                                                             2014          16.72          16.84       6,005.10
                                                                             2015          16.84          16.59       4,624.69
                                                                             2016          16.59          16.48       4,420.97
                                                                             2017          16.48          16.47       4,254.51
                                                                             2018          16.47          16.30       4,079.07





                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                                 1.90 SEPARATE ACCOUNT CHARGE
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2009          13.13          14.49       5,972.30
                                                                            2010          14.49          15.11       2,912.11
                                                                            2011          15.11          15.71           0.00
                                                                            2012          15.71          16.21           0.00
                                                                            2013          16.21          15.54           0.00
                                                                            2014          15.54          16.03           0.00
                                                                            2015          16.03          15.75           0.00
                                                                            2016          15.75          15.88           0.00
                                                                            2017          15.88          16.13           0.00
                                                                            2018          16.13          15.69           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2009          15.10          23.87      57,472.60
                                                                            2010          23.87          28.63      34,470.86
                                                                            2011          28.63          22.68         973.94
                                                                            2012          22.68          26.26         841.21
                                                                            2013          26.26          33.00         829.78
                                                                            2014          33.00          33.01         826.07
                                                                            2015          33.01          32.43         626.18
                                                                            2016          32.43          32.44         185.11
                                                                            2017          32.44          40.01         180.60
                                                                            2018          40.01          35.06         180.49
American Funds Growth Investment Division+ (Class 2)....................... 2009          82.94         113.28      22,757.03
                                                                            2010         113.28         131.72      11,496.04
                                                                            2011         131.72         123.53         686.28
                                                                            2012         123.53         142.67         593.96
                                                                            2013         142.67         181.85         538.53
                                                                            2014         181.85         193.32         317.99
                                                                            2015         193.32         202.39         229.22
                                                                            2016         202.39         217.09         187.75
                                                                            2017         217.09         272.88         174.30
                                                                            2018         272.88         266.65         166.72
American Funds Growth-Income Investment Division+ (Class 2)................ 2009          62.53          80.40      23,184.24
                                                                            2010          80.40          87.77      11,267.49
                                                                            2011          87.77          84.42         256.41
                                                                            2012          84.42          97.16         227.26
                                                                            2013          97.16         127.08          27.13
                                                                            2014         127.08         137.74          25.87
                                                                            2015         137.74         136.91           0.00
                                                                            2016         136.91         149.58           0.00
                                                                            2017         149.58         179.36           0.00
                                                                            2018         179.36         172.56           0.00
Baillie Gifford International Stock Investment Division (Class E).......... 2009           9.96          11.91      16,401.40
                                                                            2010          11.91          12.51       9,633.92
                                                                            2011          12.51           9.82         496.43
                                                                            2012           9.82          11.51         252.33
                                                                            2013          11.51          13.02         252.33
                                                                            2014          13.02          12.37         252.33
                                                                            2015          12.37          11.87           0.00
                                                                            2016          11.87          12.26           0.00

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2017          12.26          16.23           0.00
                                                                               2018          16.23          13.20           0.00
BlackRock Bond Income Investment Division (Class E)........................... 2009          43.76          46.92      15,213.98
                                                                               2010          46.92          49.81       8,566.67
                                                                               2011          49.81          52.01         109.83
                                                                               2012          52.01          54.79         109.83
                                                                               2013          54.79          53.27         109.83
                                                                               2014          53.27          55.88         109.83
                                                                               2015          55.88          55.07           0.00
                                                                               2016          55.07          55.64           0.00
                                                                               2017          55.64          56.75           0.00
                                                                               2018          56.75          55.39           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class E)................. 2009          21.57          21.23      88,214.97
                                                                               2010          21.23          20.83      63,914.27
                                                                               2011          20.83          20.44      34,332.98
                                                                               2012          20.44          20.06           0.00
                                                                               2013          20.06          19.68           0.00
                                                                               2014          19.68          19.31           0.00
                                                                               2015          19.31          18.94           0.00
                                                                               2016          18.94          18.62           0.00
                                                                               2017          18.62          18.41           0.00
                                                                               2018          18.41          18.36           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)............... 2009          18.02          24.99      25,157.15
                                                                               2010          24.99          28.17      15,138.41
                                                                               2011          28.17          29.47       1,583.38
                                                                               2012          29.47          32.29       1,602.82
                                                                               2013          32.29          43.30       1,430.20
                                                                               2014          43.30          43.23       1,543.71
                                                                               2015          43.23          38.36       1,592.99
                                                                               2016          38.36          46.21       1,277.93
                                                                               2017          46.21          51.08       1,267.44
                                                                               2018          51.08          43.43       1,284.04
Brighthouse/Wellington Balanced Investment Division (Class E)................. 2009          29.69          34.13      20,056.33
                                                                               2010          34.13          36.65       6,046.96
                                                                               2011          36.65          37.28          21.40
                                                                               2012          37.28          41.03           0.00
                                                                               2013          41.03          48.47           0.00
                                                                               2014          48.47          52.51           0.00
                                                                               2015          52.51          52.76           0.00
                                                                               2016          52.76          55.30           0.00
                                                                               2017          55.30          62.38           0.00
                                                                               2018          62.38          58.83           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)..................................................................... 2009          21.77          28.16      22,652.94
                                                                               2010          28.16          30.89      11,046.42
                                                                               2011          30.89          29.04       2,307.90
                                                                               2012          29.04          32.11       1,495.77
                                                                               2013          32.11          42.08       1,490.88
                                                                               2014          42.08          45.60         914.08
                                                                               2015          45.60          45.75         508.63
                                                                               2016          45.75          48.10         229.85
                                                                               2017          48.10          56.13         230.55
                                                                               2018          56.13          54.93         217.36
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          43.95          51.44       8,748.00
                                                                               2010          51.44          56.87       5,847.51
                                                                               2011          56.87          55.96         126.41
                                                                               2012          55.96          62.37          80.77
                                                                               2013          62.37          82.18          77.70
                                                                               2014          82.18          91.69          74.09
                                                                               2015          91.69          94.04           0.00
                                                                               2016          94.04         100.01           0.00
                                                                               2017         100.01         119.75           0.00
                                                                               2018         119.75         110.18           0.00
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.61           6.02       9,491.84
                                                                               2010           6.02           7.32         792.95
                                                                               2011           7.32           7.43         401.67
                                                                               2012           7.43           8.64         384.71
                                                                               2013           8.64          12.37         349.66
                                                                               2014          12.37          14.44         769.42
                                                                               2015          14.44          13.60         782.05
                                                                               2016          13.60          13.73         784.67
                                                                               2017          13.73          15.97         795.53
                                                                               2018          15.97          14.58         772.41

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))........... 2009           4.00           5.42       2,379.85
                                                                              2010           5.42           5.71          12.22
                                                                              2011           5.71           6.06           0.00
Frontier Mid Cap Growth Investment Division (Class E)........................ 2009          24.87          36.40      15,704.76
                                                                              2010          36.40          41.15       9,430.98
                                                                              2011          41.15          39.09           0.00
                                                                              2012          39.09          42.50           0.00
                                                                              2013          42.50          55.29           0.00
                                                                              2014          55.29          60.20           0.00
                                                                              2015          60.20          60.67           0.00
                                                                              2016          60.67          62.65           0.00
                                                                              2017          62.65          76.90           0.00
                                                                              2018          76.90          71.08           0.00
Harris Oakmark International Investment Division (Class E)................... 2009          11.03          16.81      39,719.10
                                                                              2010          16.81          19.22      22,244.46
                                                                              2011          19.22          16.19         535.07
                                                                              2012          16.19          20.54         534.86
                                                                              2013          20.54          26.33         512.99
                                                                              2014          26.33          24.37         512.99
                                                                              2015          24.37          22.84         298.65
                                                                              2016          22.84          24.28           0.00
                                                                              2017          24.28          31.09           0.00
                                                                              2018          31.09          23.22           0.00
Invesco Small Cap Growth Investment Division (Class E)....................... 2009           9.42          12.38       6,100.85
                                                                              2010          12.38          15.35       1,620.32
                                                                              2011          15.35          14.91           0.00
                                                                              2012          14.91          17.31           0.00
                                                                              2013          17.31          23.84           0.00
                                                                              2014          23.84          25.27           0.00
                                                                              2015          25.27          24.39           0.00
                                                                              2016          24.39          26.70           0.00
                                                                              2017          26.70          32.87           0.00
                                                                              2018          32.87          29.36           0.00
Jennison Growth Investment Division (Class E)................................ 2009           3.26           4.48      15,348.41
                                                                              2010           4.48           4.89       6,469.56
                                                                              2011           4.89           4.82         159.08
                                                                              2012           4.82           5.46       1,225.78
                                                                              2013           5.46           7.34       1,225.78
                                                                              2014           7.34           7.84       1,225.78
                                                                              2015           7.84           8.51           0.00
                                                                              2016           8.51           8.35           0.00
                                                                              2017           8.35          11.24           0.00
                                                                              2018          11.24          11.05           0.00
Loomis Sayles Small Cap Core Investment Division (Class E)................... 2009          20.89          26.66       9,461.54
                                                                              2010          26.66          33.31       3,981.16
                                                                              2011          33.31          32.83         183.85
                                                                              2012          32.83          36.84         183.74
                                                                              2013          36.84          50.91         172.76
                                                                              2014          50.91          51.75         172.76
                                                                              2015          51.75          49.94         471.97
                                                                              2016          49.94          58.35         313.60
                                                                              2017          58.35          65.89         313.60
                                                                              2018          65.89          57.40         313.60
Loomis Sayles Small Cap Growth Investment Division (Class E)................. 2009           6.26           7.99      14,343.49
                                                                              2010           7.99          10.30       1,912.92
                                                                              2011          10.30          10.40           0.00
                                                                              2012          10.40          11.32           0.00
                                                                              2013          11.32          16.51           0.00
                                                                              2014          16.51          16.37           0.00
                                                                              2015          16.37          16.31           0.00
                                                                              2016          16.31          16.98           0.00
                                                                              2017          16.98          21.12           0.00
                                                                              2018          21.12          20.81           0.00
MetLife Aggregate Bond Index Investment Division (Class E)................... 2009          13.91          14.35     169,128.17
                                                                              2010          14.35          14.90     117,594.21
                                                                              2011          14.90          15.70       3,448.44
                                                                              2012          15.70          15.97       3,816.92
                                                                              2013          15.97          15.29       2,331.59
                                                                              2014          15.29          15.84       1,785.00
                                                                              2015          15.84          15.57       1,309.47
                                                                              2016          15.57          15.61         258.40
                                                                              2017          15.61          15.80           0.00

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2018          15.80
MetLife Mid Cap Stock Index Investment Division (Class E)........................ 2009          10.05
                                                                                  2010          13.50
                                                                                  2011          16.71
                                                                                  2012          16.05
                                                                                  2013          18.49
                                                                                  2014          24.12
                                                                                  2015          25.89
                                                                                  2016          24.75
                                                                                  2017          29.21
                                                                                  2018          33.19
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E)................... 2009           9.21
                                                                                  2010          11.61
                                                                                  2011          12.30
                                                                                  2012          10.55
                                                                                  2013          12.23
                                                                                  2014          14.59
                                                                                  2015          13.44
                                                                                  2016          13.04
                                                                                  2017          12.93
                                                                                  2018          15.83
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)................ 2009          11.28
                                                                                  2010          13.93
                                                                                  2011          17.31
                                                                                  2012          16.28
                                                                                  2013          18.54
                                                                                  2014          25.17
                                                                                  2015          25.91
                                                                                  2016          24.30
                                                                                  2017          28.88
                                                                                  2018          32.44
MetLife Stock Index Investment Division (Class E)................................ 2009          25.89
                                                                                  2010          32.02
                                                                                  2011          36.01
                                                                                  2012          35.94
                                                                                  2013          40.74
                                                                                  2014          52.70
                                                                                  2015          58.54
                                                                                  2016          58.02
                                                                                  2017          63.48
                                                                                  2018          75.58
MFS(Reg. TM) Research International Investment Division (Class E)................ 2009           9.84
                                                                                  2010          12.72
                                                                                  2011          13.92
                                                                                  2012          12.21
                                                                                  2013          14.00
                                                                                  2014          16.39
                                                                                  2015          14.99
                                                                                  2016          14.44
                                                                                  2017          14.06
                                                                                  2018          17.71
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          31.56
                                                                                  2010          36.64
                                                                                  2011          39.47
                                                                                  2012          39.56
                                                                                  2013          43.21
                                                                                  2014          50.32
                                                                                  2015          53.50
                                                                                  2016          52.29
                                                                                  2017          55.88
                                                                                  2018          61.51
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           8.76
                                                                                  2010          10.38
                                                                                  2011          11.33
                                                                                  2012          11.20
                                                                                  2013          12.79
                                                                                  2014          17.03
                                                                                  2015          18.48
                                                                                  2016          18.09
                                                                                  2017          20.27
                                                                                  2018          23.43
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           9.13
                                                                                  2010           9.96



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         15.44           0.00
MetLife Mid Cap Stock Index Investment Division (Class E)........................        13.50      57,871.56
                                                                                         16.71      28,449.22
                                                                                         16.05         949.76
                                                                                         18.49         929.53
                                                                                         24.12         778.28
                                                                                         25.89         766.70
                                                                                         24.75         715.31
                                                                                         29.21         627.43
                                                                                         33.19         556.71
                                                                                         28.83         544.34
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E)...................        11.61      92,150.07
                                                                                         12.30      49,602.74
                                                                                         10.55       3,881.01
                                                                                         12.23       3,904.25
                                                                                         14.59       3,563.36
                                                                                         13.44       3,919.75
                                                                                         13.04       3,651.04
                                                                                         12.93       3,897.13
                                                                                         15.83       3,509.52
                                                                                         13.35       3,760.24
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)................        13.93      36,927.94
                                                                                         17.31      20,823.42
                                                                                         16.28       2,337.56
                                                                                         18.54       2,328.95
                                                                                         25.17       1,901.08
                                                                                         25.91       2,110.02
                                                                                         24.30       2,083.01
                                                                                         28.88       2,318.41
                                                                                         32.44       2,091.54
                                                                                         28.30       2,000.60
MetLife Stock Index Investment Division (Class E)................................        32.02     138,128.74
                                                                                         36.01      82,207.30
                                                                                         35.94       2,038.16
                                                                                         40.74       2,089.39
                                                                                         52.70       1,340.96
                                                                                         58.54       1,097.01
                                                                                         58.02         922.53
                                                                                         63.48         672.16
                                                                                         75.58         419.62
                                                                                         70.65         394.52
MFS(Reg. TM) Research International Investment Division (Class E)................        12.72      32,306.21
                                                                                         13.92      19,941.60
                                                                                         12.21           0.00
                                                                                         14.00           0.00
                                                                                         16.39           0.00
                                                                                         14.99           0.00
                                                                                         14.44           0.00
                                                                                         14.06           0.00
                                                                                         17.71           0.00
                                                                                         14.96           0.00
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        36.64      45,504.43
                                                                                         39.47      17,454.29
                                                                                         39.56      12,485.29
                                                                                         43.21       7,634.49
                                                                                         50.32       7,742.99
                                                                                         53.50       2,998.77
                                                                                         52.29       2,416.40
                                                                                         55.88         859.44
                                                                                         61.51         880.24
                                                                                         56.84           0.00
MFS(Reg. TM) Value Investment Division (Class E).................................        10.38      59,539.31
                                                                                         11.33      31,516.80
                                                                                         11.20         503.93
                                                                                         12.79         419.91
                                                                                         17.03         180.52
                                                                                         18.48         172.13
                                                                                         18.09       2,267.71
                                                                                         20.27       1,698.00
                                                                                         23.43       1,698.00
                                                                                         20.64       1,698.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................         9.96      30,626.85
                                                                                         10.66      16,790.55

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2011          10.66          10.68           0.00
                                                                               2012          10.68          11.96           0.00
                                                                               2013          11.96          15.48           0.00
                                                                               2014          15.48          16.67           0.00
                                                                               2015          16.67          15.37           0.00
                                                                               2016          15.37          17.81           0.00
                                                                               2017          17.81          18.79           0.00
                                                                               2018          18.79          18.10           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................ 2009          17.94          21.41       7,694.81
                                                                               2010          21.41          24.04       4,488.50
                                                                               2011          24.04          22.10           0.00
                                                                               2012          22.10          25.06           0.00
                                                                               2013          25.06          27.56           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)................... 2010          12.31          14.26      10,308.75
                                                                               2011          14.26          13.03       2,731.99
                                                                               2012          13.03          13.99       2,798.03
                                                                               2013          13.99          19.09       2,429.56
                                                                               2014          19.09          18.94       2,589.47
                                                                               2015          18.94          17.67       2,090.89
                                                                               2016          17.67          15.89       2,293.42
                                                                               2017          15.89          21.84       1,951.77
                                                                               2018          21.84          23.62       1,579.70
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).......................... 2009           8.59          11.27      19,977.47
                                                                               2010          11.27          12.18           0.00
Neuberger Berman Genesis Investment Division (Class E)........................ 2009          11.83          13.11      98,345.69
                                                                               2010          13.11          15.63      58,570.31
                                                                               2011          15.63          16.19         355.51
                                                                               2012          16.19          17.45         146.78
                                                                               2013          17.45          23.70         141.21
                                                                               2014          23.70          23.21         134.64
                                                                               2015          23.21          22.87           0.00
                                                                               2016          22.87          26.60           0.00
                                                                               2017          26.60          30.17           0.00
                                                                               2018          30.17          27.56           0.00
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))........................................ 2009           9.26          12.44      11,927.44
                                                                               2010          12.44          15.03       6,370.01
                                                                               2011          15.03          13.97           0.00
                                                                               2012          13.97          14.45           0.00
                                                                               2013          14.45          15.64           0.00
Oppenheimer Global Equity Investment Division* (Class E)...................... 2009          11.32          15.56      10,478.17
                                                                               2010          15.56          17.73       4,922.31
                                                                               2011          17.73          15.93         546.02
                                                                               2012          15.93          18.97         527.11
                                                                               2013          18.97          23.70         715.81
                                                                               2014          23.70          23.77         715.81
                                                                               2015          23.77          24.26       1,603.57
                                                                               2016          24.26          23.88         354.12
                                                                               2017          23.88          32.09         354.12
                                                                               2018          32.09          27.36         354.12
PIMCO Total Return Investment Division (Class E).............................. 2009          12.65          14.67     122,195.87
                                                                               2010          14.67          15.58      80,206.66
                                                                               2011          15.58          15.80       5,941.04
                                                                               2012          15.80          16.94       7,167.16
                                                                               2013          16.94          16.32       7,289.34
                                                                               2014          16.32          16.71       8,671.20
                                                                               2015          16.71          16.41       8,630.48
                                                                               2016          16.41          16.54       8,546.72
                                                                               2017          16.54          16.98       7,742.85
                                                                               2018          16.98          16.63       8,033.68
T. Rowe Price Large Cap Growth Investment Division (Class E).................. 2009           8.32          11.69      16,974.15
                                                                               2010          11.69          13.41      11,226.85
                                                                               2011          13.41          12.99       2,272.38
                                                                               2012          12.99          15.15       1,896.03
                                                                               2013          15.15          20.64       2,083.60
                                                                               2014          20.64          22.06       2,041.84
                                                                               2015          22.06          23.95       1,034.55
                                                                               2016          23.95          23.87       1,393.29
                                                                               2017          23.87          31.31       1,374.75
                                                                               2018          31.31          30.40       1,361.55
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))................................. 2009           3.38           5.29      57,345.33

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2010           5.29           6.64      40,278.36
                                                                             2011           6.64           5.87       1,017.68
                                                                             2012           5.87           6.47         551.91
                                                                             2013           6.47           6.76           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E).................. 2009           5.62           8.03      52,586.61
                                                                             2010           8.03          10.08      28,104.88
                                                                             2011          10.08           9.73       1,627.56
                                                                             2012           9.73          10.87       1,343.66
                                                                             2013          10.87          14.58         561.77
                                                                             2014          14.58          16.15         561.77
                                                                             2015          16.15          16.91           0.00
                                                                             2016          16.91          17.65           0.00
                                                                             2017          17.65          21.62           0.00
                                                                             2018          21.62          20.76           0.00
T. Rowe Price Small Cap Growth Investment Division (Class E)................ 2009           9.48          12.91      12,632.88
                                                                             2010          12.91          17.06       3,703.46
                                                                             2011          17.06          17.00       1,005.39
                                                                             2012          17.00          19.35         953.20
                                                                             2013          19.35          27.41         767.84
                                                                             2014          27.41          28.69         767.71
                                                                             2015          28.69          28.89         997.10
                                                                             2016          28.89          31.62         723.49
                                                                             2017          31.62          38.07         707.60
                                                                             2018          38.07          34.86         706.78
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))......................... 2009          13.29          19.29      42,980.75
                                                                             2010          19.29          23.87      21,995.73
                                                                             2011          23.87          21.89         492.49
                                                                             2012          21.89          24.17           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E)................ 2012          24.06          24.65         441.55
                                                                             2013          24.65          31.56         436.58
                                                                             2014          31.56          33.98         430.73
                                                                             2015          33.98          30.38           0.00
                                                                             2016          30.38          34.48           0.00
                                                                             2017          34.48          37.07           0.00
                                                                             2018          37.07          32.70           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2009          16.68          21.60      36,657.57
                                                                             2010          21.60          23.87      17,920.06
                                                                             2011          23.87          24.81       1,262.03
                                                                             2012          24.81          27.10       1,201.09
                                                                             2013          27.10          26.83       1,187.70
                                                                             2014          26.83          27.75       1,718.44
                                                                             2015          27.75          26.71       1,741.32
                                                                             2016          26.71          28.43       5,431.87
                                                                             2017          28.43          30.13       5,684.63
                                                                             2018          30.13          28.40       6,022.90
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))......................................................... 2009          11.31          15.19      38,501.95
                                                                             2010          15.19          16.85      21,947.48
                                                                             2011          16.85          17.31       1,795.83
                                                                             2012          17.31          19.19       1,624.17
                                                                             2013          19.19          20.35       1,755.83
                                                                             2014          20.35          20.95       4,978.81
                                                                             2015          20.95          20.13       5,006.43
                                                                             2016          20.13          20.72           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          15.35          15.69      15,632.99
                                                                             2010          15.69          16.27       8,450.73
                                                                             2011          16.27          16.81         935.83
                                                                             2012          16.81          17.01         883.36
                                                                             2013          17.01          16.56           0.00
                                                                             2014          16.56          16.67           0.00
                                                                             2015          16.67          16.42           0.00
                                                                             2016          16.42          16.30           0.00
                                                                             2017          16.30          16.28           0.00
                                                                             2018          16.28          16.10           0.00

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                                 1.95 SEPARATE ACCOUNT CHARGE
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2009          13.06          14.40       5,174.78
                                                                            2010          14.40          15.01          68.28
                                                                            2011          15.01          15.59           0.00
                                                                            2012          15.59          16.09           0.00
                                                                            2013          16.09          15.41           0.00
                                                                            2014          15.41          15.89           0.00
                                                                            2015          15.89          15.60           0.00
                                                                            2016          15.60          15.73           0.00
                                                                            2017          15.73          15.96           0.00
                                                                            2018          15.96          15.52           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2009          15.02          23.73      13,830.25
                                                                            2010          23.73          28.45       2,822.83
                                                                            2011          28.45          22.52           0.00
                                                                            2012          22.52          26.06           0.00
                                                                            2013          26.06          32.74           0.00
                                                                            2014          32.74          32.74           0.00
                                                                            2015          32.74          32.14           0.00
                                                                            2016          32.14          32.14           0.00
                                                                            2017          32.14          39.62           0.00
                                                                            2018          39.62          34.70           0.00
American Funds Growth Investment Division+ (Class 2)....................... 2009          81.91         111.83       8,661.00
                                                                            2010         111.83         129.96       2,879.17
                                                                            2011         129.96         121.82           0.00
                                                                            2012         121.82         140.62           0.00
                                                                            2013         140.62         179.15           0.00
                                                                            2014         179.15         190.35           0.00
                                                                            2015         190.35         199.18           0.00
                                                                            2016         199.18         213.55           0.00
                                                                            2017         213.55         268.29           0.00
                                                                            2018         268.29         262.03           0.00
American Funds Growth-Income Investment Division+ (Class 2)................ 2009          61.76          79.37       8,549.43
                                                                            2010          79.37          86.60       1,125.13
                                                                            2011          86.60          83.25           0.00
                                                                            2012          83.25          95.76           0.00
                                                                            2013          95.76         125.19           0.00
                                                                            2014         125.19         135.63           0.00
                                                                            2015         135.63         134.74           0.00
                                                                            2016         134.74         147.14           0.00
                                                                            2017         147.14         176.35           0.00
                                                                            2018         176.35         169.58           0.00
Baillie Gifford International Stock Investment Division (Class E).......... 2009           9.87          11.80       5,226.06
                                                                            2010          11.80          12.39         173.68
                                                                            2011          12.39           9.72           0.00
                                                                            2012           9.72          11.38           0.00
                                                                            2013          11.38          12.87           0.00
                                                                            2014          12.87          12.22           0.00
                                                                            2015          12.22          11.73           0.00
                                                                            2016          11.73          12.10           0.00
                                                                            2017          12.10          16.02           0.00
                                                                            2018          16.02          13.02           0.00
BlackRock Bond Income Investment Division (Class E)........................ 2009          43.20          46.31       2,366.61
                                                                            2010          46.31          49.13         879.54
                                                                            2011          49.13          51.27           0.00
                                                                            2012          51.27          53.99           0.00
                                                                            2013          53.99          52.46           0.00
                                                                            2014          52.46          55.01           0.00
                                                                            2015          55.01          54.18           0.00
                                                                            2016          54.18          54.72           0.00
                                                                            2017          54.72          55.78           0.00
                                                                            2018          55.78          54.42           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class E).............. 2009          21.30          20.95           0.00
                                                                            2010          20.95          20.55           0.00
                                                                            2011          20.55          20.15           0.00
                                                                            2012          20.15          19.76           0.00
                                                                            2013          19.76          19.38           0.00
                                                                            2014          19.38          19.01           0.00
                                                                            2015          19.01          18.64           0.00
                                                                            2016          18.64          18.32           0.00
                                                                            2017          18.32          18.09           0.00
                                                                            2018          18.09          18.04           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)............ 2009          17.88          24.79       9,374.44
                                                                            2010          24.79          27.92       3,221.93
                                                                            2011          27.92          29.19           0.00
                                                                            2012          29.19          31.97           0.00

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          31.97          42.85           0.00
                                                                               2014          42.85          42.77           0.00
                                                                               2015          42.77          37.93           0.00
                                                                               2016          37.93          45.67           0.00
                                                                               2017          45.67          50.45           0.00
                                                                               2018          50.45          42.88           0.00
Brighthouse/Wellington Balanced Investment Division (Class E)................. 2009          29.36          33.73       7,414.88
                                                                               2010          33.73          36.20         771.34
                                                                               2011          36.20          36.81           0.00
                                                                               2012          36.81          40.49           0.00
                                                                               2013          40.49          47.81           0.00
                                                                               2014          47.81          51.77           0.00
                                                                               2015          51.77          51.99           0.00
                                                                               2016          51.99          54.47           0.00
                                                                               2017          54.47          61.41           0.00
                                                                               2018          61.41          57.88           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)..................................................................... 2009          21.61          27.94       8,235.47
                                                                               2010          27.94          30.64       4,555.78
                                                                               2011          30.64          28.79           0.00
                                                                               2012          28.79          31.82           0.00
                                                                               2013          31.82          41.67           0.00
                                                                               2014          41.67          45.14           0.00
                                                                               2015          45.14          45.27           0.00
                                                                               2016          45.27          47.57           0.00
                                                                               2017          47.57          55.48           0.00
                                                                               2018          55.48          54.27           0.00
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          43.39          50.77       1,132.31
                                                                               2010          50.77          56.09         125.76
                                                                               2011          56.09          55.17           0.00
                                                                               2012          55.17          61.46           0.00
                                                                               2013          61.46          80.93           0.00
                                                                               2014          80.93          90.26           0.00
                                                                               2015          90.26          92.53           0.00
                                                                               2016          92.53          98.35           0.00
                                                                               2017          98.35         117.70           0.00
                                                                               2018         117.70         108.24           0.00
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.59           6.00         707.91
                                                                               2010           6.00           7.28           2.93
                                                                               2011           7.28           7.39           0.00
                                                                               2012           7.39           8.59           0.00
                                                                               2013           8.59          12.29           0.00
                                                                               2014          12.29          14.34           0.00
                                                                               2015          14.34          13.50           0.00
                                                                               2016          13.50          13.62           0.00
                                                                               2017          13.62          15.83           0.00
                                                                               2018          15.83          14.45           0.00
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))............ 2009           3.98           5.39       3,516.65
                                                                               2010           5.39           5.68       1,719.43
                                                                               2011           5.68           6.03           0.00
Frontier Mid Cap Growth Investment Division (Class E)......................... 2009          24.61          36.01       2,360.87
                                                                               2010          36.01          40.68       1,373.11
                                                                               2011          40.68          38.63           0.00
                                                                               2012          38.63          41.98           0.00
                                                                               2013          41.98          54.59           0.00
                                                                               2014          54.59          59.40           0.00
                                                                               2015          59.40          59.84           0.00
                                                                               2016          59.84          61.76           0.00
                                                                               2017          61.76          75.77           0.00
                                                                               2018          75.77          69.99           0.00
Harris Oakmark International Investment Division (Class E).................... 2009          10.99          16.74      14,846.48
                                                                               2010          16.74          19.13       9,859.20
                                                                               2011          19.13          16.11           0.00
                                                                               2012          16.11          20.42           0.00
                                                                               2013          20.42          26.17           0.00
                                                                               2014          26.17          24.21           0.00
                                                                               2015          24.21          22.68           0.00
                                                                               2016          22.68          24.09           0.00
                                                                               2017          24.09          30.84           0.00
                                                                               2018          30.84          23.02           0.00
Invesco Small Cap Growth Investment Division (Class E)........................ 2009           9.38          12.33       1,122.72
                                                                               2010          12.33          15.27         420.05

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2011          15.27          14.83           0.00
                                                                         2012          14.83          17.21           0.00
                                                                         2013          17.21          23.69           0.00
                                                                         2014          23.69          25.10           0.00
                                                                         2015          25.10          24.22           0.00
                                                                         2016          24.22          26.50           0.00
                                                                         2017          26.50          32.60           0.00
                                                                         2018          32.60          29.11           0.00
Jennison Growth Investment Division (Class E)........................... 2009           3.24           4.45       5,650.49
                                                                         2010           4.45           4.87          10.72
                                                                         2011           4.87           4.79           0.00
                                                                         2012           4.79           5.43           0.00
                                                                         2013           5.43           7.29           0.00
                                                                         2014           7.29           7.78           0.00
                                                                         2015           7.78           8.45           0.00
                                                                         2016           8.45           8.28           0.00
                                                                         2017           8.28          11.14           0.00
                                                                         2018          11.14          10.95           0.00
Loomis Sayles Small Cap Core Investment Division (Class E).............. 2009          20.74          26.45       1,918.18
                                                                         2010          26.45          33.03         274.39
                                                                         2011          33.03          32.54           0.00
                                                                         2012          32.54          36.50           0.00
                                                                         2013          36.50          50.41           0.00
                                                                         2014          50.41          51.21           0.00
                                                                         2015          51.21          49.40           0.00
                                                                         2016          49.40          57.70           0.00
                                                                         2017          57.70          65.11           0.00
                                                                         2018          65.11          56.69           0.00
Loomis Sayles Small Cap Growth Investment Division (Class E)............ 2009           6.24           7.95       4,552.23
                                                                         2010           7.95          10.25       1,247.27
                                                                         2011          10.25          10.35           0.00
                                                                         2012          10.35          11.26           0.00
                                                                         2013          11.26          16.40           0.00
                                                                         2014          16.40          16.25           0.00
                                                                         2015          16.25          16.19           0.00
                                                                         2016          16.19          16.85           0.00
                                                                         2017          16.85          20.95           0.00
                                                                         2018          20.95          20.63           0.00
MetLife Aggregate Bond Index Investment Division (Class E).............. 2009          13.84          14.27      22,191.47
                                                                         2010          14.27          14.81       2,074.06
                                                                         2011          14.81          15.59           0.00
                                                                         2012          15.59          15.85           0.00
                                                                         2013          15.85          15.17           0.00
                                                                         2014          15.17          15.71           0.00
                                                                         2015          15.71          15.44           0.00
                                                                         2016          15.44          15.47           0.00
                                                                         2017          15.47          15.64           0.00
                                                                         2018          15.64          15.29           0.00
MetLife Mid Cap Stock Index Investment Division (Class E)............... 2009          10.01          13.44       6,567.46
                                                                         2010          13.44          16.62       1,748.13
                                                                         2011          16.62          15.95           0.00
                                                                         2012          15.95          18.38           0.00
                                                                         2013          18.38          23.96           0.00
                                                                         2014          23.96          25.71           0.00
                                                                         2015          25.71          24.56           0.00
                                                                         2016          24.56          28.97           0.00
                                                                         2017          28.97          32.90           0.00
                                                                         2018          32.90          28.57           0.00
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E).......... 2009           9.16          11.54      11,423.59
                                                                         2010          11.54          12.23       4,586.06
                                                                         2011          12.23          10.48           0.00
                                                                         2012          10.48          12.14           0.00
                                                                         2013          12.14          14.48           0.00
                                                                         2014          14.48          13.34           0.00
                                                                         2015          13.34          12.92           0.00
                                                                         2016          12.92          12.81           0.00
                                                                         2017          12.81          15.68           0.00
                                                                         2018          15.68          13.21           0.00
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)....... 2009          11.22          13.85       4,756.87
                                                                         2010          13.85          17.20       2,148.34
                                                                         2011          17.20          16.17           0.00
                                                                         2012          16.17          18.41           0.00
                                                                         2013          18.41          24.98           0.00
                                                                         2014          24.98          25.70           0.00

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015          25.70
                                                                                  2016          24.10
                                                                                  2017          28.61
                                                                                  2018          32.13
MetLife Stock Index Investment Division (Class E)................................ 2009          25.65
                                                                                  2010          31.71
                                                                                  2011          35.64
                                                                                  2012          35.55
                                                                                  2013          40.28
                                                                                  2014          52.08
                                                                                  2015          57.82
                                                                                  2016          57.28
                                                                                  2017          62.64
                                                                                  2018          74.55
MFS(Reg. TM) Research International Investment Division (Class E)................ 2009           9.80
                                                                                  2010          12.67
                                                                                  2011          13.86
                                                                                  2012          12.15
                                                                                  2013          13.91
                                                                                  2014          16.29
                                                                                  2015          14.88
                                                                                  2016          14.34
                                                                                  2017          13.95
                                                                                  2018          17.57
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          31.22
                                                                                  2010          36.22
                                                                                  2011          39.01
                                                                                  2012          39.08
                                                                                  2013          42.65
                                                                                  2014          49.65
                                                                                  2015          52.77
                                                                                  2016          51.54
                                                                                  2017          55.06
                                                                                  2018          60.57
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           8.72
                                                                                  2010          10.32
                                                                                  2011          11.26
                                                                                  2012          11.13
                                                                                  2013          12.70
                                                                                  2014          16.90
                                                                                  2015          18.33
                                                                                  2016          17.93
                                                                                  2017          20.08
                                                                                  2018          23.20
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           9.10
                                                                                  2010           9.93
                                                                                  2011          10.61
                                                                                  2012          10.63
                                                                                  2013          11.89
                                                                                  2014          15.39
                                                                                  2015          16.57
                                                                                  2016          15.26
                                                                                  2017          17.68
                                                                                  2018          18.64
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................... 2009          17.80
                                                                                  2010          21.23
                                                                                  2011          23.82
                                                                                  2012          21.89
                                                                                  2013          24.82
Morgan Stanley Mid Cap Growth Investment Division (Class E)...................... 2010          12.23
                                                                                  2011          14.16
                                                                                  2012          12.93
                                                                                  2013          13.88
                                                                                  2014          18.93
                                                                                  2015          18.78
                                                                                  2016          17.50
                                                                                  2017          15.73
                                                                                  2018          21.61
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E))............................. 2009           8.54
                                                                                  2010          11.20
Neuberger Berman Genesis Investment Division (Class E)........................... 2009          11.78



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         24.10           0.00
                                                                                         28.61           0.00
                                                                                         32.13           0.00
                                                                                         28.02           0.00
MetLife Stock Index Investment Division (Class E)................................        31.71      17,808.20
                                                                                         35.64       1,985.80
                                                                                         35.55           0.00
                                                                                         40.28           0.00
                                                                                         52.08           0.00
                                                                                         57.82           0.00
                                                                                         57.28           0.00
                                                                                         62.64           0.00
                                                                                         74.55           0.00
                                                                                         69.64           0.00
MFS(Reg. TM) Research International Investment Division (Class E)................        12.67       4,685.27
                                                                                         13.86       1,027.46
                                                                                         12.15           0.00
                                                                                         13.91           0.00
                                                                                         16.29           0.00
                                                                                         14.88           0.00
                                                                                         14.34           0.00
                                                                                         13.95           0.00
                                                                                         17.57           0.00
                                                                                         14.83           0.00
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        36.22       1,381.73
                                                                                         39.01       1,233.88
                                                                                         39.08         711.40
                                                                                         42.65         176.35
                                                                                         49.65          23.46
                                                                                         52.77           0.00
                                                                                         51.54           0.00
                                                                                         55.06           0.00
                                                                                         60.57           0.00
                                                                                         55.94           0.00
MFS(Reg. TM) Value Investment Division (Class E).................................        10.32      10,959.90
                                                                                         11.26         166.86
                                                                                         11.13           0.00
                                                                                         12.70           0.00
                                                                                         16.90           0.00
                                                                                         18.33           0.00
                                                                                         17.93           0.00
                                                                                         20.08           0.00
                                                                                         23.20           0.00
                                                                                         20.43           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................         9.93       2,470.80
                                                                                         10.61         297.32
                                                                                         10.63           0.00
                                                                                         11.89           0.00
                                                                                         15.39           0.00
                                                                                         16.57           0.00
                                                                                         15.26           0.00
                                                                                         17.68           0.00
                                                                                         18.64           0.00
                                                                                         17.96           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))...................................................        21.23       1,207.25
                                                                                         23.82         307.26
                                                                                         21.89           0.00
                                                                                         24.82           0.00
                                                                                         27.28           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)......................        14.16         115.01
                                                                                         12.93           0.00
                                                                                         13.88           0.00
                                                                                         18.93           0.00
                                                                                         18.78           0.00
                                                                                         17.50           0.00
                                                                                         15.73           0.00
                                                                                         21.61           0.00
                                                                                         23.37           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).............................        11.20       5,868.11
                                                                                         12.10           0.00
Neuberger Berman Genesis Investment Division (Class E)...........................        13.05      21,375.99

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                          1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                       YEAR        END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                         YEAR    UNIT VALUE     UNIT VALUE        YEAR
-------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                           2010          13.05          15.54       7,888.53
                                                                           2011          15.54          16.09           0.00
                                                                           2012          16.09          17.34           0.00
                                                                           2013          17.34          23.54           0.00
                                                                           2014          23.54          23.04           0.00
                                                                           2015          23.04          22.69           0.00
                                                                           2016          22.69          26.38           0.00
                                                                           2017          26.38          29.91           0.00
                                                                           2018          29.91          27.31           0.00
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E)).................................... 2009           9.23          12.39       2,931.96
                                                                           2010          12.39          14.96           4.60
                                                                           2011          14.96          13.90           0.00
                                                                           2012          13.90          14.37           0.00
                                                                           2013          14.37          15.55           0.00
Oppenheimer Global Equity Investment Division* (Class E).................. 2009          11.26          15.46       6,783.58
                                                                           2010          15.46          17.61       4,242.82
                                                                           2011          17.61          15.82           0.00
                                                                           2012          15.82          18.82           0.00
                                                                           2013          18.82          23.50           0.00
                                                                           2014          23.50          23.56           0.00
                                                                           2015          23.56          24.03           0.00
                                                                           2016          24.03          23.65           0.00
                                                                           2017          23.65          31.76           0.00
                                                                           2018          31.76          27.07           0.00
PIMCO Total Return Investment Division (Class E).......................... 2009          12.60          14.61      39,918.67
                                                                           2010          14.61          15.50      11,524.44
                                                                           2011          15.50          15.72           0.00
                                                                           2012          15.72          16.84           0.00
                                                                           2013          16.84          16.22           0.00
                                                                           2014          16.22          16.59           0.00
                                                                           2015          16.59          16.29           0.00
                                                                           2016          16.29          16.41           0.00
                                                                           2017          16.41          16.84           0.00
                                                                           2018          16.84          16.49           0.00
T. Rowe Price Large Cap Growth Investment Division (Class E).............. 2009           8.28          11.63       6,277.86
                                                                           2010          11.63          13.33       1,172.84
                                                                           2011          13.33          12.91           0.00
                                                                           2012          12.91          15.04           0.00
                                                                           2013          15.04          20.48           0.00
                                                                           2014          20.48          21.88           0.00
                                                                           2015          21.88          23.74           0.00
                                                                           2016          23.74          23.66           0.00
                                                                           2017          23.66          31.01           0.00
                                                                           2018          31.01          30.09           0.00
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))............................. 2009           3.37           5.27      11,656.13
                                                                           2010           5.27           6.61       2,362.24
                                                                           2011           6.61           5.83           0.00
                                                                           2012           5.83           6.43           0.00
                                                                           2013           6.43           6.72           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E)................ 2009           5.60           7.99      13,840.67
                                                                           2010           7.99          10.03       1,837.59
                                                                           2011          10.03           9.68           0.00
                                                                           2012           9.68          10.80           0.00
                                                                           2013          10.80          14.48           0.00
                                                                           2014          14.48          16.04           0.00
                                                                           2015          16.04          16.78           0.00
                                                                           2016          16.78          17.51           0.00
                                                                           2017          17.51          21.44           0.00
                                                                           2018          21.44          20.58           0.00
T. Rowe Price Small Cap Growth Investment Division (Class E).............. 2009           9.42          12.82       3,941.01
                                                                           2010          12.82          16.94         279.71
                                                                           2011          16.94          16.87           0.00
                                                                           2012          16.87          19.20           0.00
                                                                           2013          19.20          27.18           0.00
                                                                           2014          27.18          28.44           0.00
                                                                           2015          28.44          28.62           0.00
                                                                           2016          28.62          31.30           0.00
                                                                           2017          31.30          37.67           0.00
                                                                           2018          37.67          34.48           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))....................... 2009          13.23          19.18       9,616.99
                                                                           2010          19.18          23.73         836.28

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          23.73          21.74           0.00
                                                                             2012          21.74          24.01           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E)................ 2012          23.89          24.48           0.00
                                                                             2013          24.48          31.32           0.00
                                                                             2014          31.32          33.71           0.00
                                                                             2015          33.71          30.12           0.00
                                                                             2016          30.12          34.16           0.00
                                                                             2017          34.16          36.72           0.00
                                                                             2018          36.72          32.37           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2009          16.56          21.44       9,701.51
                                                                             2010          21.44          23.68       1,882.30
                                                                             2011          23.68          24.60           0.00
                                                                             2012          24.60          26.85           0.00
                                                                             2013          26.85          26.58           0.00
                                                                             2014          26.58          27.47           0.00
                                                                             2015          27.47          26.43           0.00
                                                                             2016          26.43          28.12         277.69
                                                                             2017          28.12          29.78         288.15
                                                                             2018          29.78          28.06           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))......................................................... 2009          11.25          15.10      16,620.95
                                                                             2010          15.10          16.73       3,269.41
                                                                             2011          16.73          17.18           0.00
                                                                             2012          17.18          19.04           0.00
                                                                             2013          19.04          20.18           0.00
                                                                             2014          20.18          20.76           0.00
                                                                             2015          20.76          19.94           0.00
                                                                             2016          19.94          20.52           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          15.24          15.57       5,948.11
                                                                             2010          15.57          16.14          63.71
                                                                             2011          16.14          16.66           0.00
                                                                             2012          16.66          16.85           0.00
                                                                             2013          16.85          16.40           0.00
                                                                             2014          16.40          16.50           0.00
                                                                             2015          16.50          16.25           0.00
                                                                             2016          16.25          16.12           0.00
                                                                             2017          16.12          16.09           0.00
                                                                             2018          16.09          15.91           0.00





                      GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                              2.00 SEPARATE ACCOUNT CHARGE
                                                                              BEGINNING OF                   NUMBER OF
                                                                                  YEAR        END OF YEAR   ACCUMULATION
                                                                              ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                    YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006)........ 2009          12.98          14.30           0.00
                                                                      2010          14.30          14.90           2.15
                                                                      2011          14.90          15.48           0.00
                                                                      2012          15.48          15.96           0.00
                                                                      2013          15.96          15.28           0.00
                                                                      2014          15.28          15.75           0.00
                                                                      2015          15.75          15.46           0.00
                                                                      2016          15.46          15.57           0.00
                                                                      2017          15.57          15.80           0.00
                                                                      2018          15.80          15.35           0.00
American Funds Global Small Capitalization Investment Division+ (Class2009          14.94          23.59       3,401.46
                                                                      2010          23.59          28.27       2,989.97
                                                                      2011          28.27          22.37       3,095.31
                                                                      2012          22.37          25.87       3,031.25
                                                                      2013          25.87          32.48       1,972.53
                                                                      2014          32.48          32.47       3,207.16
                                                                      2015          32.47          31.86       2,918.38
                                                                      2016          31.86          31.84       2,290.12
                                                                      2017          31.84          39.23       2,162.26
                                                                      2018          39.23          34.34       2,225.74
American Funds Growth Investment Division+ (Class 2)................. 2009          80.90         110.39         530.85
                                                                      2010         110.39         128.22         502.06
                                                                      2011         128.22         120.13         478.89
                                                                      2012         120.13         138.60         450.48

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2013         138.60         176.49         486.93
                                                                         2014         176.49         187.43         540.26
                                                                         2015         187.43         196.03         426.90
                                                                         2016         196.03         210.06         429.33
                                                                         2017         210.06         263.78         421.95
                                                                         2018         263.78         257.50         416.42
American Funds Growth-Income Investment Division+ (Class 2)............. 2009          60.99          78.35       1,779.02
                                                                         2010          78.35          85.44       1,843.67
                                                                         2011          85.44          82.10       1,867.05
                                                                         2012          82.10          94.39       1,514.50
                                                                         2013          94.39         123.33         640.90
                                                                         2014         123.33         133.55         402.21
                                                                         2015         133.55         132.61         300.48
                                                                         2016         132.61         144.74         310.43
                                                                         2017         144.74         173.38         299.27
                                                                         2018         173.38         166.64         289.61
Baillie Gifford International Stock Investment Division (Class E)....... 2009           9.78          11.69       2,639.06
                                                                         2010          11.69          12.27       2,574.87
                                                                         2011          12.27           9.62       2,328.55
                                                                         2012           9.62          11.26         772.09
                                                                         2013          11.26          12.73         771.45
                                                                         2014          12.73          12.08         770.87
                                                                         2015          12.08          11.58         770.35
                                                                         2016          11.58          11.95         769.79
                                                                         2017          11.95          15.80         769.31
                                                                         2018          15.80          12.84         769.31
BlackRock Bond Income Investment Division (Class E)..................... 2009          42.65          45.70         404.83
                                                                         2010          45.70          48.46         406.50
                                                                         2011          48.46          50.54         404.83
                                                                         2012          50.54          53.19         551.23
                                                                         2013          53.19          51.67       1,654.22
                                                                         2014          51.67          54.15       1,492.10
                                                                         2015          54.15          53.31       1,635.68
                                                                         2016          53.31          53.81       1,683.58
                                                                         2017          53.81          54.83       1,932.10
                                                                         2018          54.83          53.46       1,945.37
BlackRock Ultra-Short Term Bond Investment Division (Class E)........... 2009          21.03          20.68           0.00
                                                                         2010          20.68          20.27           3.15
                                                                         2011          20.27          19.87           0.00
                                                                         2012          19.87          19.47           0.00
                                                                         2013          19.47          19.09           0.00
                                                                         2014          19.09          18.71           0.00
                                                                         2015          18.71          18.34           0.00
                                                                         2016          18.34          18.01           0.00
                                                                         2017          18.01          17.79           0.00
                                                                         2018          17.79          17.72           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)......... 2009          17.74          24.58         602.97
                                                                         2010          24.58          27.68         589.28
                                                                         2011          27.68          28.92         574.65
                                                                         2012          28.92          31.66         566.61
                                                                         2013          31.66          42.41       1,682.46
                                                                         2014          42.41          42.31         563.28
                                                                         2015          42.31          37.50         561.77
                                                                         2016          37.50          45.13         232.08
                                                                         2017          45.13          49.84         231.94
                                                                         2018          49.84          42.33         231.94
Brighthouse/Wellington Balanced Investment Division (Class E)........... 2009          29.03          33.33       1,964.57
                                                                         2010          33.33          35.76       1,887.34
                                                                         2011          35.76          36.34       1,803.58
                                                                         2012          36.34          39.96         432.32
                                                                         2013          39.96          47.16         401.34
                                                                         2014          47.16          51.03         368.68
                                                                         2015          51.03          51.23         339.16
                                                                         2016          51.23          53.64         325.09
                                                                         2017          53.64          60.45         302.44
                                                                         2018          60.45          56.95         291.75
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)............................................................... 2009          21.46          27.73         518.85
                                                                         2010          27.73          30.39         151.89
                                                                         2011          30.39          28.55         191.44
                                                                         2012          28.55          31.53          89.52
                                                                         2013          31.53          41.28          89.32
                                                                         2014          41.28          44.69          89.16
                                                                         2015          44.69          44.79          89.01

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2016          44.79          47.05          92.70
                                                                               2017          47.05          54.84          92.55
                                                                               2018          54.84          53.62          92.43
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          42.84          50.10         263.60
                                                                               2010          50.10          55.33         258.33
                                                                               2011          55.33          54.39         255.69
                                                                               2012          54.39          60.56         254.42
                                                                               2013          60.56          79.71         253.28
                                                                               2014          79.71          88.84         252.18
                                                                               2015          88.84          91.03         251.00
                                                                               2016          91.03          96.71         249.83
                                                                               2017          96.71         115.69         239.02
                                                                               2018         115.69         106.33         229.23
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.57           5.97           0.00
                                                                               2010           5.97           7.25           0.47
                                                                               2011           7.25           7.35           0.00
                                                                               2012           7.35           8.54       2,235.97
                                                                               2013           8.54          12.22      10,548.96
                                                                               2014          12.22          14.24      16,851.78
                                                                               2015          14.24          13.41      16,549.07
                                                                               2016          13.41          13.51      16,508.54
                                                                               2017          13.51          15.70      16,570.52
                                                                               2018          15.70          14.32      16,076.57
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))............ 2009           3.97           5.36           0.00
                                                                               2010           5.36           5.65           0.00
                                                                               2011           5.65           5.99           0.00
Frontier Mid Cap Growth Investment Division (Class E)......................... 2009          24.36          35.62          13.92
                                                                               2010          35.62          40.22           0.85
                                                                               2011          40.22          38.17           0.00
                                                                               2012          38.17          41.46           0.00
                                                                               2013          41.46          53.89           0.00
                                                                               2014          53.89          58.61         822.22
                                                                               2015          58.61          59.01         786.68
                                                                               2016          59.01          60.88         786.82
                                                                               2017          60.88          74.65         748.19
                                                                               2018          74.65          68.93         734.75
Harris Oakmark International Investment Division (Class E).................... 2009          10.95          16.67       3,302.63
                                                                               2010          16.67          19.04       2,965.21
                                                                               2011          19.04          16.03       2,876.51
                                                                               2012          16.03          20.31       3,746.23
                                                                               2013          20.31          26.01       9,359.34
                                                                               2014          26.01          24.05       7,652.91
                                                                               2015          24.05          22.52       7,888.28
                                                                               2016          22.52          23.91       7,748.54
                                                                               2017          23.91          30.59       7,295.75
                                                                               2018          30.59          22.83       8,235.69
Invesco Small Cap Growth Investment Division (Class E)........................ 2009           9.35          12.28           0.00
                                                                               2010          12.28          15.20           1.97
                                                                               2011          15.20          14.76           0.00
                                                                               2012          14.76          17.12           0.00
                                                                               2013          17.12          23.55           0.00
                                                                               2014          23.55          24.94           0.00
                                                                               2015          24.94          24.05           0.00
                                                                               2016          24.05          26.30           0.00
                                                                               2017          26.30          32.34           0.00
                                                                               2018          32.34          28.86           0.00
Jennison Growth Investment Division (Class E)................................. 2009           3.23           4.43           0.00
                                                                               2010           4.43           4.84           8.74
                                                                               2011           4.84           4.76           0.00
                                                                               2012           4.76           5.39           0.00
                                                                               2013           5.39           7.24           0.00
                                                                               2014           7.24           7.72           0.00
                                                                               2015           7.72           8.38           0.00
                                                                               2016           8.38           8.21           0.00
                                                                               2017           8.21          11.04         199.15
                                                                               2018          11.04          10.84         198.88
Loomis Sayles Small Cap Core Investment Division (Class E).................... 2009          20.59          26.24         998.24
                                                                               2010          26.24          32.76         915.26
                                                                               2011          32.76          32.25         869.42
                                                                               2012          32.25          36.16         877.33
                                                                               2013          36.16          49.91         168.48
                                                                               2014          49.91          50.69           0.00

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2015          50.69          48.87           0.00
                                                                         2016          48.87          57.05           0.00
                                                                         2017          57.05          64.35           0.00
                                                                         2018          64.35          56.00           0.00
Loomis Sayles Small Cap Growth Investment Division (Class E)............ 2009           6.22           7.92           0.00
                                                                         2010           7.92          10.20           1.21
                                                                         2011          10.20          10.29           0.00
                                                                         2012          10.29          11.19           0.00
                                                                         2013          11.19          16.30           0.00
                                                                         2014          16.30          16.14           0.00
                                                                         2015          16.14          16.07           0.00
                                                                         2016          16.07          16.72           0.00
                                                                         2017          16.72          20.77           0.00
                                                                         2018          20.77          20.45           0.00
MetLife Aggregate Bond Index Investment Division (Class E).............. 2009          13.77          14.19      16,988.38
                                                                         2010          14.19          14.72      15,980.27
                                                                         2011          14.72          15.49      14,420.87
                                                                         2012          15.49          15.74      14,980.25
                                                                         2013          15.74          15.06      16,146.27
                                                                         2014          15.06          15.58      16,131.85
                                                                         2015          15.58          15.30      13,305.96
                                                                         2016          15.30          15.33      11,496.76
                                                                         2017          15.33          15.50      12,378.79
                                                                         2018          15.50          15.14      12,021.97
MetLife Mid Cap Stock Index Investment Division (Class E)............... 2009           9.96          13.37       6,518.84
                                                                         2010          13.37          16.53       5,656.59
                                                                         2011          16.53          15.86       6,628.86
                                                                         2012          15.86          18.26       6,223.02
                                                                         2013          18.26          23.80       4,294.40
                                                                         2014          23.80          25.52       3,682.62
                                                                         2015          25.52          24.37       1,884.19
                                                                         2016          24.37          28.73       1,616.77
                                                                         2017          28.73          32.61       1,576.01
                                                                         2018          32.61          28.30       1,590.59
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E).......... 2009           9.11          11.48       6,998.58
                                                                         2010          11.48          12.15       6,927.68
                                                                         2011          12.15          10.41       7,550.81
                                                                         2012          10.41          12.06       7,381.34
                                                                         2013          12.06          14.37       2,929.96
                                                                         2014          14.37          13.23       1,841.23
                                                                         2015          13.23          12.81       1,758.50
                                                                         2016          12.81          12.70       1,260.43
                                                                         2017          12.70          15.53       1,240.08
                                                                         2018          15.53          13.08       1,090.91
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)....... 2009          11.17          13.78       4,869.68
                                                                         2010          13.78          17.10       4,827.76
                                                                         2011          17.10          16.06       4,735.51
                                                                         2012          16.06          18.28       4,544.59
                                                                         2013          18.28          24.79       3,531.69
                                                                         2014          24.79          25.49       3,367.68
                                                                         2015          25.49          23.89       2,164.61
                                                                         2016          23.89          28.36         714.56
                                                                         2017          28.36          31.83         702.07
                                                                         2018          31.83          27.74         692.89
MetLife Stock Index Investment Division (Class E)....................... 2009          25.41          31.40       5,553.16
                                                                         2010          31.40          35.27       4,775.23
                                                                         2011          35.27          35.17       4,498.23
                                                                         2012          35.17          39.83       3,928.91
                                                                         2013          39.83          51.47       4,588.47
                                                                         2014          51.47          57.11       2,950.52
                                                                         2015          57.11          56.55       2,088.38
                                                                         2016          56.55          61.81       1,419.45
                                                                         2017          61.81          73.52       1,252.98
                                                                         2018          73.52          68.65       1,229.83
MFS(Reg. TM) Research International Investment Division (Class E)....... 2009           9.76          12.61       1,360.93
                                                                         2010          12.61          13.79       1,506.48
                                                                         2011          13.79          12.08       1,223.80
                                                                         2012          12.08          13.83         709.06
                                                                         2013          13.83          16.18         709.06
                                                                         2014          16.18          14.78       3,908.73
                                                                         2015          14.78          14.23       3,313.18
                                                                         2016          14.23          13.84       3,473.46
                                                                         2017          13.84          17.42       3,231.39
                                                                         2018          17.42          14.70       3,474.45

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          30.88
                                                                                  2010          35.81
                                                                                  2011          38.55
                                                                                  2012          38.60
                                                                                  2013          42.11
                                                                                  2014          49.00
                                                                                  2015          52.04
                                                                                  2016          50.81
                                                                                  2017          54.25
                                                                                  2018          59.65
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           8.67
                                                                                  2010          10.26
                                                                                  2011          11.19
                                                                                  2012          11.06
                                                                                  2013          12.61
                                                                                  2014          16.77
                                                                                  2015          18.19
                                                                                  2016          17.78
                                                                                  2017          19.90
                                                                                  2018          22.98
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           9.07
                                                                                  2010           9.89
                                                                                  2011          10.56
                                                                                  2012          10.58
                                                                                  2013          11.83
                                                                                  2014          15.30
                                                                                  2015          16.46
                                                                                  2016          15.16
                                                                                  2017          17.55
                                                                                  2018          18.50
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................... 2009          17.66
                                                                                  2010          21.06
                                                                                  2011          23.61
                                                                                  2012          21.69
                                                                                  2013          24.57
Morgan Stanley Mid Cap Growth Investment Division (Class E)...................... 2010          12.15
                                                                                  2011          14.06
                                                                                  2012          12.84
                                                                                  2013          13.77
                                                                                  2014          18.77
                                                                                  2015          18.61
                                                                                  2016          17.34
                                                                                  2017          15.57
                                                                                  2018          21.39
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E))............................. 2009           8.49
                                                                                  2010          11.13
Neuberger Berman Genesis Investment Division (Class E)........................... 2009          11.73
                                                                                  2010          12.99
                                                                                  2011          15.46
                                                                                  2012          16.00
                                                                                  2013          17.23
                                                                                  2014          23.38
                                                                                  2015          22.87
                                                                                  2016          22.51
                                                                                  2017          26.16
                                                                                  2018          29.65
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))........................................... 2009           9.20
                                                                                  2010          12.34
                                                                                  2011          14.89
                                                                                  2012          13.82
                                                                                  2013          14.29
Oppenheimer Global Equity Investment Division* (Class E)......................... 2009          11.19
                                                                                  2010          15.37
                                                                                  2011          17.48
                                                                                  2012          15.70
                                                                                  2013          18.67
                                                                                  2014          23.30
                                                                                  2015          23.35
                                                                                  2016          23.81
                                                                                  2017          23.42



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        35.81         331.63
                                                                                         38.55       1,954.75
                                                                                         38.60       2,201.40
                                                                                         42.11       2,148.45
                                                                                         49.00       1,870.90
                                                                                         52.04       1,804.30
                                                                                         50.81       1,292.28
                                                                                         54.25       1,194.39
                                                                                         59.65       5,414.41
                                                                                         55.06         850.09
MFS(Reg. TM) Value Investment Division (Class E).................................        10.26       2,212.96
                                                                                         11.19       2,148.66
                                                                                         11.06       2,080.16
                                                                                         12.61       2,017.98
                                                                                         16.77       7,789.73
                                                                                         18.19       7,204.27
                                                                                         17.78       7,165.88
                                                                                         19.90       5,077.11
                                                                                         22.98       5,119.18
                                                                                         20.23       6,792.31
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................         9.89       9,280.04
                                                                                         10.56       9,979.30
                                                                                         10.58       9,649.16
                                                                                         11.83       9,587.44
                                                                                         15.30       3,568.22
                                                                                         16.46       2,009.70
                                                                                         15.16       2,073.90
                                                                                         17.55       1,937.92
                                                                                         18.50       2,070.42
                                                                                         17.81           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))...................................................        21.06           0.00
                                                                                         23.61           0.00
                                                                                         21.69           0.00
                                                                                         24.57           0.00
                                                                                         27.01           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)......................        14.06         601.59
                                                                                         12.84       1,198.59
                                                                                         13.77         592.73
                                                                                         18.77         589.93
                                                                                         18.61         587.45
                                                                                         17.34         585.06
                                                                                         15.57           0.00
                                                                                         21.39           0.00
                                                                                         23.11           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).............................        11.13         601.34
                                                                                         12.02           0.00
Neuberger Berman Genesis Investment Division (Class E)...........................        12.99       2,536.37
                                                                                         15.46       2,433.04
                                                                                         16.00       2,132.78
                                                                                         17.23       2,119.93
                                                                                         23.38       1,361.59
                                                                                         22.87       1,155.99
                                                                                         22.51       1,151.30
                                                                                         26.16          74.93
                                                                                         29.65           0.00
                                                                                         27.06           0.00
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))...........................................        12.34           0.00
                                                                                         14.89           3.57
                                                                                         13.82           0.00
                                                                                         14.29           0.00
                                                                                         15.46           0.00
Oppenheimer Global Equity Investment Division* (Class E).........................        15.37         299.47
                                                                                         17.48         216.13
                                                                                         15.70         132.72
                                                                                         18.67       1,096.54
                                                                                         23.30       2,061.62
                                                                                         23.35       2,039.67
                                                                                         23.81       2,039.67
                                                                                         23.42       2,039.67
                                                                                         31.43       2,039.67

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                          2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                       YEAR        END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                         YEAR    UNIT VALUE     UNIT VALUE        YEAR
-------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                           2018          31.43          26.77       2,127.41
PIMCO Total Return Investment Division (Class E).......................... 2009          12.55          14.54       7,303.67
                                                                           2010          14.54          15.43       6,978.42
                                                                           2011          15.43          15.63       7,043.38
                                                                           2012          15.63          16.74       7,163.08
                                                                           2013          16.74          16.11       6,854.13
                                                                           2014          16.11          16.48      12,620.87
                                                                           2015          16.48          16.17      12,805.51
                                                                           2016          16.17          16.28      11,902.05
                                                                           2017          16.28          16.69      13,196.72
                                                                           2018          16.69          16.34      13,138.34
T. Rowe Price Large Cap Growth Investment Division (Class E).............. 2009           8.24          11.56       4,135.53
                                                                           2010          11.56          13.25       4,117.06
                                                                           2011          13.25          12.82       4,095.64
                                                                           2012          12.82          14.93       5,360.35
                                                                           2013          14.93          20.33       8,834.48
                                                                           2014          20.33          21.71      12,732.68
                                                                           2015          21.71          23.54      12,231.08
                                                                           2016          23.54          23.44       5,942.53
                                                                           2017          23.44          30.72       5,377.03
                                                                           2018          30.72          29.79       5,082.02
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))............................. 2009           3.36           5.24      16,596.01
                                                                           2010           5.24           6.58      15,705.61
                                                                           2011           6.58           5.80      15,838.64
                                                                           2012           5.80           6.40      12,463.63
                                                                           2013           6.40           6.68           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E)................ 2009           5.58           7.96       5,804.03
                                                                           2010           7.96           9.98       5,401.41
                                                                           2011           9.98           9.62       4,835.28
                                                                           2012           9.62          10.74       4,886.62
                                                                           2013          10.74          14.39       1,991.47
                                                                           2014          14.39          15.93       4,275.55
                                                                           2015          15.93          16.66       4,053.00
                                                                           2016          16.66          17.37       2,748.91
                                                                           2017          17.37          21.26       2,632.72
                                                                           2018          21.26          20.39       2,474.96
T. Rowe Price Small Cap Growth Investment Division (Class E).............. 2009           9.36          12.74           0.00
                                                                           2010          12.74          16.82           0.00
                                                                           2011          16.82          16.75           0.00
                                                                           2012          16.75          19.05           0.00
                                                                           2013          19.05          26.95         378.81
                                                                           2014          26.95          28.19       1,715.38
                                                                           2015          28.19          28.35       1,649.25
                                                                           2016          28.35          31.00       1,604.66
                                                                           2017          31.00          37.28       1,572.94
                                                                           2018          37.28          34.10       1,527.99
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))....................... 2009          13.16          19.07         598.62
                                                                           2010          19.07          23.58         765.68
                                                                           2011          23.58          21.60         571.60
                                                                           2012          21.60          23.85           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E).............. 2012          23.73          24.31         474.28
                                                                           2013          24.31          31.09       1,952.78
                                                                           2014          31.09          33.44         426.53
                                                                           2015          33.44          29.86          43.89
                                                                           2016          29.86          33.86           0.00
                                                                           2017          33.86          36.37           0.00
                                                                           2018          36.37          32.04           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)........................................................ 2009          16.45          21.28         875.31
                                                                           2010          21.28          23.49         874.05
                                                                           2011          23.49          24.39         867.76
                                                                           2012          24.39          26.61         864.12
                                                                           2013          26.61          26.32       4,820.10
                                                                           2014          26.32          27.20         857.74
                                                                           2015          27.20          26.15         854.42
                                                                           2016          26.15          27.81      13,365.90
                                                                           2017          27.81          29.44      12,771.61
                                                                           2018          29.44          27.72      10,773.26
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))....................................................... 2009          11.18          15.00       4,832.39
                                                                           2010          15.00          16.62       4,709.99

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          16.62          17.06       4,648.02
                                                                             2012          17.06          18.89       4,602.56
                                                                             2013          18.89          20.01       1,653.17
                                                                             2014          20.01          20.58       2,936.60
                                                                             2015          20.58          19.75       2,993.26
                                                                             2016          19.75          20.32           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          15.13          15.45       1,405.56
                                                                             2010          15.45          16.01       1,408.84
                                                                             2011          16.01          16.52       1,405.06
                                                                             2012          16.52          16.70       1,999.20
                                                                             2013          16.70          16.25       2,079.99
                                                                             2014          16.25          16.33       2,341.86
                                                                             2015          16.33          16.07       2,820.73
                                                                             2016          16.07          15.94       2,864.91
                                                                             2017          15.94          15.91       3,405.97
                                                                             2018          15.91          15.72       3,482.91





                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                                 2.05 SEPARATE ACCOUNT CHARGE
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2009          12.90          14.21         486.51
                                                                            2010          14.21          14.80         519.26
                                                                            2011          14.80          15.36           0.00
                                                                            2012          15.36          15.84           0.00
                                                                            2013          15.84          15.16           0.00
                                                                            2014          15.16          15.61           0.00
                                                                            2015          15.61          15.31           0.00
                                                                            2016          15.31          15.42           0.00
                                                                            2017          15.42          15.64           0.00
                                                                            2018          15.64          15.19           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2009          14.86          23.46      21,891.63
                                                                            2010          23.46          28.09       6,617.37
                                                                            2011          28.09          22.22           0.00
                                                                            2012          22.22          25.68           0.00
                                                                            2013          25.68          32.23           0.00
                                                                            2014          32.23          32.20           0.00
                                                                            2015          32.20          31.58           0.00
                                                                            2016          31.58          31.54           0.00
                                                                            2017          31.54          38.85           0.00
                                                                            2018          38.85          33.99           0.00
American Funds Growth Investment Division+ (Class 2)....................... 2009          79.90         108.96      10,154.15
                                                                            2010         108.96         126.51       4,858.70
                                                                            2011         126.51         118.47           0.00
                                                                            2012         118.47         136.61           0.00
                                                                            2013         136.61         173.87           0.00
                                                                            2014         173.87         184.56           0.00
                                                                            2015         184.56         192.92           0.00
                                                                            2016         192.92         206.63           0.00
                                                                            2017         206.63         259.34           0.00
                                                                            2018         259.34         253.04           0.00
American Funds Growth-Income Investment Division+ (Class 2)................ 2009          60.24          77.34      10,442.52
                                                                            2010          77.34          84.30       6,397.61
                                                                            2011          84.30          80.96           0.00
                                                                            2012          80.96          93.04           0.00
                                                                            2013          93.04         121.50           0.00
                                                                            2014         121.50         131.50           0.00
                                                                            2015         131.50         130.51           0.00
                                                                            2016         130.51         142.38           0.00
                                                                            2017         142.38         170.47           0.00
                                                                            2018         170.47         163.76           0.00
Baillie Gifford International Stock Investment Division (Class E).......... 2009           9.69          11.58      11,193.09
                                                                            2010          11.58          12.15       5,579.74
                                                                            2011          12.15           9.52           0.00
                                                                            2012           9.52          11.14           0.00
                                                                            2013          11.14          12.58           0.00
                                                                            2014          12.58          11.93           0.00
                                                                            2015          11.93          11.44           0.00
                                                                            2016          11.44          11.80           0.00

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2017          11.80          15.60           0.00
                                                                               2018          15.60          12.66           0.00
BlackRock Bond Income Investment Division (Class E)........................... 2009          42.11          45.09       4,787.53
                                                                               2010          45.09          47.79       2,405.75
                                                                               2011          47.79          49.83           0.00
                                                                               2012          49.83          52.42           0.00
                                                                               2013          52.42          50.88           0.00
                                                                               2014          50.88          53.30           0.00
                                                                               2015          53.30          52.45           0.00
                                                                               2016          52.45          52.91           0.00
                                                                               2017          52.91          53.89           0.00
                                                                               2018          53.89          52.52           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class E)................. 2009          20.77          20.41           0.00
                                                                               2010          20.41          20.00           2.71
                                                                               2011          20.00          19.59           0.00
                                                                               2012          19.59          19.19           0.00
                                                                               2013          19.19          18.80           0.00
                                                                               2014          18.80          18.42           0.00
                                                                               2015          18.42          18.05           0.00
                                                                               2016          18.05          17.71           0.00
                                                                               2017          17.71          17.48           0.00
                                                                               2018          17.48          17.41           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)............... 2009          17.60          24.38       8,164.61
                                                                               2010          24.38          27.43       4,015.95
                                                                               2011          27.43          28.65           0.00
                                                                               2012          28.65          31.35           0.00
                                                                               2013          31.35          41.97           0.00
                                                                               2014          41.97          41.85           0.00
                                                                               2015          41.85          37.07           0.00
                                                                               2016          37.07          44.60           0.00
                                                                               2017          44.60          49.22           0.00
                                                                               2018          49.22          41.79           0.00
Brighthouse/Wellington Balanced Investment Division (Class E)................. 2009          28.71          32.94       4,070.58
                                                                               2010          32.94          35.33         859.71
                                                                               2011          35.33          35.88           0.00
                                                                               2012          35.88          39.43           0.00
                                                                               2013          39.43          46.51           0.00
                                                                               2014          46.51          50.31           0.00
                                                                               2015          50.31          50.48           0.00
                                                                               2016          50.48          52.83           0.00
                                                                               2017          52.83          59.50           0.00
                                                                               2018          59.50          56.03           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)..................................................................... 2009          21.31          27.52      10,702.80
                                                                               2010          27.52          30.15       5,191.58
                                                                               2011          30.15          28.30           0.00
                                                                               2012          28.30          31.25           0.00
                                                                               2013          31.25          40.88           0.00
                                                                               2014          40.88          44.24           0.00
                                                                               2015          44.24          44.32           0.00
                                                                               2016          44.32          46.53           0.00
                                                                               2017          46.53          54.21           0.00
                                                                               2018          54.21          52.97           0.00
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          42.30          49.44       1,993.67
                                                                               2010          49.44          54.57         291.86
                                                                               2011          54.57          53.62           0.00
                                                                               2012          53.62          59.67           0.00
                                                                               2013          59.67          78.50           0.00
                                                                               2014          78.50          87.45           0.00
                                                                               2015          87.45          89.56           0.00
                                                                               2016          89.56          95.10           0.00
                                                                               2017          95.10         113.71           0.00
                                                                               2018         113.71         104.46           0.00
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.55           5.95       2,576.19
                                                                               2010           5.95           7.21         250.01
                                                                               2011           7.21           7.31           0.00
                                                                               2012           7.31           8.49           0.00
                                                                               2013           8.49          12.14           0.00
                                                                               2014          12.14          14.15           0.00
                                                                               2015          14.15          13.31           0.00
                                                                               2016          13.31          13.41           0.00
                                                                               2017          13.41          15.57           0.00
                                                                               2018          15.57          14.20           0.00

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))........... 2009           3.95           5.34       6,597.44
                                                                              2010           5.34           5.61       3,143.87
                                                                              2011           5.61           5.96           0.00
Frontier Mid Cap Growth Investment Division (Class E)........................ 2009          24.11          35.24       2,250.44
                                                                              2010          35.24          39.77         556.97
                                                                              2011          39.77          37.72           0.00
                                                                              2012          37.72          40.95           0.00
                                                                              2013          40.95          53.20           0.00
                                                                              2014          53.20          57.83           0.00
                                                                              2015          57.83          58.20           0.00
                                                                              2016          58.20          60.01           0.00
                                                                              2017          60.01          73.55           0.00
                                                                              2018          73.55          67.88           0.00
Harris Oakmark International Investment Division (Class E)................... 2009          10.91          16.60      15,916.57
                                                                              2010          16.60          18.95       7,917.89
                                                                              2011          18.95          15.94           0.00
                                                                              2012          15.94          20.19           0.00
                                                                              2013          20.19          25.85           0.00
                                                                              2014          25.85          23.89           0.00
                                                                              2015          23.89          22.36           0.00
                                                                              2016          22.36          23.73           0.00
                                                                              2017          23.73          30.35           0.00
                                                                              2018          30.35          22.63           0.00
Invesco Small Cap Growth Investment Division (Class E)....................... 2009           9.32          12.23       5,856.87
                                                                              2010          12.23          15.13       1,009.24
                                                                              2011          15.13          14.68           0.00
                                                                              2012          14.68          17.02           0.00
                                                                              2013          17.02          23.40           0.00
                                                                              2014          23.40          24.77           0.00
                                                                              2015          24.77          23.88           0.00
                                                                              2016          23.88          26.10           0.00
                                                                              2017          26.10          32.08           0.00
                                                                              2018          32.08          28.61           0.00
Jennison Growth Investment Division (Class E)................................ 2009           3.22           4.41      13,149.15
                                                                              2010           4.41           4.82      14,622.71
                                                                              2011           4.82           4.73           0.00
                                                                              2012           4.73           5.36           0.00
                                                                              2013           5.36           7.19           0.00
                                                                              2014           7.19           7.67           0.00
                                                                              2015           7.67           8.31           0.00
                                                                              2016           8.31           8.14           0.00
                                                                              2017           8.14          10.94           0.00
                                                                              2018          10.94          10.74           0.00
Loomis Sayles Small Cap Core Investment Division (Class E)................... 2009          20.44          26.04       5,418.19
                                                                              2010          26.04          32.49       3,407.33
                                                                              2011          32.49          31.97           0.00
                                                                              2012          31.97          35.82           0.00
                                                                              2013          35.82          49.43           0.00
                                                                              2014          49.43          50.17           0.00
                                                                              2015          50.17          48.34           0.00
                                                                              2016          48.34          56.40           0.00
                                                                              2017          56.40          63.59           0.00
                                                                              2018          63.59          55.31           0.00
Loomis Sayles Small Cap Growth Investment Division (Class E)................. 2009           6.19           7.88       6,072.69
                                                                              2010           7.88          10.15       2,324.49
                                                                              2011          10.15          10.24           0.00
                                                                              2012          10.24          11.13           0.00
                                                                              2013          11.13          16.20           0.00
                                                                              2014          16.20          16.03           0.00
                                                                              2015          16.03          15.95           0.00
                                                                              2016          15.95          16.59           0.00
                                                                              2017          16.59          20.60           0.00
                                                                              2018          20.60          20.27           0.00
MetLife Aggregate Bond Index Investment Division (Class E)................... 2009          13.70          14.11      73,906.58
                                                                              2010          14.11          14.63      40,983.69
                                                                              2011          14.63          15.39           0.00
                                                                              2012          15.39          15.63           0.00
                                                                              2013          15.63          14.94           0.00
                                                                              2014          14.94          15.46           0.00
                                                                              2015          15.46          15.17           0.00
                                                                              2016          15.17          15.19           0.00
                                                                              2017          15.19          15.35           0.00

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2018          15.35
MetLife Mid Cap Stock Index Investment Division (Class E)........................ 2009           9.92
                                                                                  2010          13.31
                                                                                  2011          16.44
                                                                                  2012          15.77
                                                                                  2013          18.15
                                                                                  2014          23.64
                                                                                  2015          25.34
                                                                                  2016          24.18
                                                                                  2017          28.49
                                                                                  2018          32.33
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E)................... 2009           9.07
                                                                                  2010          11.42
                                                                                  2011          12.08
                                                                                  2012          10.34
                                                                                  2013          11.97
                                                                                  2014          14.27
                                                                                  2015          13.12
                                                                                  2016          12.70
                                                                                  2017          12.58
                                                                                  2018          15.38
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)................ 2009          11.11
                                                                                  2010          13.70
                                                                                  2011          17.00
                                                                                  2012          15.96
                                                                                  2013          18.15
                                                                                  2014          24.60
                                                                                  2015          25.29
                                                                                  2016          23.69
                                                                                  2017          28.10
                                                                                  2018          31.52
MetLife Stock Index Investment Division (Class E)................................ 2009          25.18
                                                                                  2010          31.09
                                                                                  2011          34.91
                                                                                  2012          34.79
                                                                                  2013          39.38
                                                                                  2014          50.86
                                                                                  2015          56.41
                                                                                  2016          55.83
                                                                                  2017          60.99
                                                                                  2018          72.51
MFS(Reg. TM) Research International Investment Division (Class E)................ 2009           9.73
                                                                                  2010          12.55
                                                                                  2011          13.72
                                                                                  2012          12.01
                                                                                  2013          13.75
                                                                                  2014          16.08
                                                                                  2015          14.68
                                                                                  2016          14.13
                                                                                  2017          13.73
                                                                                  2018          17.27
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          30.55
                                                                                  2010          35.41
                                                                                  2011          38.09
                                                                                  2012          38.13
                                                                                  2013          41.57
                                                                                  2014          48.35
                                                                                  2015          51.33
                                                                                  2016          50.08
                                                                                  2017          53.45
                                                                                  2018          58.74
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           8.63
                                                                                  2010          10.20
                                                                                  2011          11.12
                                                                                  2012          10.98
                                                                                  2013          12.52
                                                                                  2014          16.64
                                                                                  2015          18.04
                                                                                  2016          17.63
                                                                                  2017          19.72
                                                                                  2018          22.76
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           9.04
                                                                                  2010           9.85



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         14.98           0.00
MetLife Mid Cap Stock Index Investment Division (Class E)........................        13.31      23,573.20
                                                                                         16.44       7,840.20
                                                                                         15.77           0.00
                                                                                         18.15           0.00
                                                                                         23.64           0.00
                                                                                         25.34           0.00
                                                                                         24.18           0.00
                                                                                         28.49           0.00
                                                                                         32.33           0.00
                                                                                         28.04           0.00
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E)...................        11.42      40,578.52
                                                                                         12.08      16,189.89
                                                                                         10.34           0.00
                                                                                         11.97           0.00
                                                                                         14.27           0.00
                                                                                         13.12           0.00
                                                                                         12.70           0.00
                                                                                         12.58           0.00
                                                                                         15.38           0.00
                                                                                         12.95           0.00
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)................        13.70      14,197.37
                                                                                         17.00       2,869.68
                                                                                         15.96           0.00
                                                                                         18.15           0.00
                                                                                         24.60           0.00
                                                                                         25.29           0.00
                                                                                         23.69           0.00
                                                                                         28.10           0.00
                                                                                         31.52           0.00
                                                                                         27.46           0.00
MetLife Stock Index Investment Division (Class E)................................        31.09      52,880.33
                                                                                         34.91      19,512.41
                                                                                         34.79           0.00
                                                                                         39.38           0.00
                                                                                         50.86           0.00
                                                                                         56.41           0.00
                                                                                         55.83           0.00
                                                                                         60.99           0.00
                                                                                         72.51           0.00
                                                                                         67.67           0.00
MFS(Reg. TM) Research International Investment Division (Class E)................        12.55      14,030.82
                                                                                         13.72       6,923.71
                                                                                         12.01           0.00
                                                                                         13.75           0.00
                                                                                         16.08           0.00
                                                                                         14.68           0.00
                                                                                         14.13           0.00
                                                                                         13.73           0.00
                                                                                         17.27           0.00
                                                                                         14.56           0.00
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        35.41      13,646.39
                                                                                         38.09      13,104.32
                                                                                         38.13       6,109.91
                                                                                         41.57       1,531.71
                                                                                         48.35       1,017.03
                                                                                         51.33           0.00
                                                                                         50.08           0.00
                                                                                         53.45           0.00
                                                                                         58.74           0.00
                                                                                         54.20           0.00
MFS(Reg. TM) Value Investment Division (Class E).................................        10.20      26,997.85
                                                                                         11.12      15,443.13
                                                                                         10.98           0.00
                                                                                         12.52           0.00
                                                                                         16.64           0.00
                                                                                         18.04           0.00
                                                                                         17.63           0.00
                                                                                         19.72           0.00
                                                                                         22.76           0.00
                                                                                         20.02           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................         9.85       8,758.90
                                                                                         10.52       2,698.08

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2011          10.52          10.52           0.00
                                                                               2012          10.52          11.77           0.00
                                                                               2013          11.77          15.21           0.00
                                                                               2014          15.21          16.36           0.00
                                                                               2015          16.36          15.05           0.00
                                                                               2016          15.05          17.42           0.00
                                                                               2017          17.42          18.35           0.00
                                                                               2018          18.35          17.67           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................ 2009          17.52          20.88       2,541.59
                                                                               2010          20.88          23.41          98.78
                                                                               2011          23.41          21.49           0.00
                                                                               2012          21.49          24.33           0.00
                                                                               2013          24.33          26.74           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)................... 2010          12.07          13.96         297.69
                                                                               2011          13.96          12.74           0.00
                                                                               2012          12.74          13.66           0.00
                                                                               2013          13.66          18.62           0.00
                                                                               2014          18.62          18.44           0.00
                                                                               2015          18.44          17.17           0.00
                                                                               2016          17.17          15.42           0.00
                                                                               2017          15.42          21.16           0.00
                                                                               2018          21.16          22.86           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).......................... 2009           8.44          11.06       7,474.71
                                                                               2010          11.06          11.94           0.00
Neuberger Berman Genesis Investment Division (Class E)........................ 2009          11.68          12.93      23,964.81
                                                                               2010          12.93          15.38      12,791.87
                                                                               2011          15.38          15.91           0.00
                                                                               2012          15.91          17.13           0.00
                                                                               2013          17.13          23.22           0.00
                                                                               2014          23.22          22.71           0.00
                                                                               2015          22.71          22.34           0.00
                                                                               2016          22.34          25.95           0.00
                                                                               2017          25.95          29.39           0.00
                                                                               2018          29.39          26.81           0.00
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))........................................ 2009           9.16          12.29       7,541.52
                                                                               2010          12.29          14.82       3,231.22
                                                                               2011          14.82          13.75           0.00
                                                                               2012          13.75          14.21           0.00
                                                                               2013          14.21          15.37           0.00
Oppenheimer Global Equity Investment Division* (Class E)...................... 2009          11.12          15.27       7,597.93
                                                                               2010          15.27          17.36       1,964.86
                                                                               2011          17.36          15.58           0.00
                                                                               2012          15.58          18.53           0.00
                                                                               2013          18.53          23.11           0.00
                                                                               2014          23.11          23.14           0.00
                                                                               2015          23.14          23.59           0.00
                                                                               2016          23.59          23.18           0.00
                                                                               2017          23.18          31.10           0.00
                                                                               2018          31.10          26.48           0.00
PIMCO Total Return Investment Division (Class E).............................. 2009          12.50          14.48      41,748.11
                                                                               2010          14.48          15.35      17,163.22
                                                                               2011          15.35          15.55           0.00
                                                                               2012          15.55          16.64           0.00
                                                                               2013          16.64          16.01           0.00
                                                                               2014          16.01          16.36           0.00
                                                                               2015          16.36          16.05           0.00
                                                                               2016          16.05          16.15           0.00
                                                                               2017          16.15          16.55           0.00
                                                                               2018          16.55          16.19           0.00
T. Rowe Price Large Cap Growth Investment Division (Class E).................. 2009           8.19          11.50      21,138.09
                                                                               2010          11.50          13.17      13,585.00
                                                                               2011          13.17          12.74           0.00
                                                                               2012          12.74          14.83           0.00
                                                                               2013          14.83          20.18           0.00
                                                                               2014          20.18          21.53           0.00
                                                                               2015          21.53          23.34           0.00
                                                                               2016          23.34          23.23           0.00
                                                                               2017          23.23          30.43           0.00
                                                                               2018          30.43          29.49           0.00
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))................................. 2009           3.34           5.22      25,904.51

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2010           5.22           6.54       2,084.77
                                                                             2011           6.54           5.77           0.00
                                                                             2012           5.77           6.36           0.00
                                                                             2013           6.36           6.64           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E).................. 2009           5.56           7.92      16,574.88
                                                                             2010           7.92           9.93       5,136.15
                                                                             2011           9.93           9.57           0.00
                                                                             2012           9.57          10.67           0.00
                                                                             2013          10.67          14.30           0.00
                                                                             2014          14.30          15.82           0.00
                                                                             2015          15.82          16.54           0.00
                                                                             2016          16.54          17.23           0.00
                                                                             2017          17.23          21.08           0.00
                                                                             2018          21.08          20.21           0.00
T. Rowe Price Small Cap Growth Investment Division (Class E)................ 2009           9.31          12.66      10,036.35
                                                                             2010          12.66          16.71       3,892.18
                                                                             2011          16.71          16.62           0.00
                                                                             2012          16.62          18.90           0.00
                                                                             2013          18.90          26.73           0.00
                                                                             2014          26.73          27.94           0.00
                                                                             2015          27.94          28.08           0.00
                                                                             2016          28.08          30.69           0.00
                                                                             2017          30.69          36.89           0.00
                                                                             2018          36.89          33.73           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))......................... 2009          13.09          18.97      20,598.32
                                                                             2010          18.97          23.44      10,061.51
                                                                             2011          23.44          21.46           0.00
                                                                             2012          21.46          23.69           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E)................ 2012          23.57          24.14           0.00
                                                                             2013          24.14          30.85           0.00
                                                                             2014          30.85          33.17           0.00
                                                                             2015          33.17          29.61           0.00
                                                                             2016          29.61          33.55           0.00
                                                                             2017          33.55          36.02           0.00
                                                                             2018          36.02          31.72           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2009          16.33          21.12      10,882.11
                                                                             2010          21.12          23.30       3,318.58
                                                                             2011          23.30          24.18           0.00
                                                                             2012          24.18          26.37           0.00
                                                                             2013          26.37          26.07           0.00
                                                                             2014          26.07          26.92           0.00
                                                                             2015          26.92          25.88           0.00
                                                                             2016          25.88          27.50      15,446.95
                                                                             2017          27.50          29.10      14,804.72
                                                                             2018          29.10          27.39      13,724.64
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))......................................................... 2009          11.11          14.90      22,626.81
                                                                             2010          14.90          16.50       9,918.51
                                                                             2011          16.50          16.93           0.00
                                                                             2012          16.93          18.74           0.00
                                                                             2013          18.74          19.84           0.00
                                                                             2014          19.84          20.39           0.00
                                                                             2015          20.39          19.57           0.00
                                                                             2016          19.57          20.13           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          15.03          15.34       7,329.65
                                                                             2010          15.34          15.88       3,422.44
                                                                             2011          15.88          16.38           0.00
                                                                             2012          16.38          16.55           0.00
                                                                             2013          16.55          16.09           0.00
                                                                             2014          16.09          16.17           0.00
                                                                             2015          16.17          15.91           0.00
                                                                             2016          15.91          15.77           0.00
                                                                             2017          15.77          15.72           0.00
                                                                             2018          15.72          15.53           0.00

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                                 2.10 SEPARATE ACCOUNT CHARGE
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2009          12.83          14.12           0.00
                                                                            2010          14.12          14.70           0.00
                                                                            2011          14.70          15.25           0.00
                                                                            2012          15.25          15.71           0.00
                                                                            2013          15.71          15.03           0.00
                                                                            2014          15.03          15.47           0.00
                                                                            2015          15.47          15.17           0.00
                                                                            2016          15.17          15.27           0.00
                                                                            2017          15.27          15.48           0.00
                                                                            2018          15.48          15.02           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2009          14.78          23.32         371.54
                                                                            2010          23.32          27.91         331.55
                                                                            2011          27.91          22.07         382.89
                                                                            2012          22.07          25.50         374.75
                                                                            2013          25.50          31.98         325.64
                                                                            2014          31.98          31.93         336.95
                                                                            2015          31.93          31.30         278.16
                                                                            2016          31.30          31.25         278.16
                                                                            2017          31.25          38.47         254.01
                                                                            2018          38.47          33.64         229.08
American Funds Growth Investment Division+ (Class 2)....................... 2009          78.95         107.61          52.06
                                                                            2010         107.61         124.88          51.32
                                                                            2011         124.88         116.88          52.53
                                                                            2012         116.88         134.71          51.54
                                                                            2013         134.71         171.37          50.64
                                                                            2014         171.37         181.81          48.56
                                                                            2015         181.81         189.96          45.77
                                                                            2016         189.96         203.36          46.32
                                                                            2017         203.36         255.11           0.00
                                                                            2018         255.11         248.78           0.00
American Funds Growth-Income Investment Division+ (Class 2)................ 2009          59.52          76.38       2,818.47
                                                                            2010          76.38          83.21       2,798.11
                                                                            2011          83.21          79.88       3,144.00
                                                                            2012          79.88          91.74       3,114.06
                                                                            2013          91.74         119.76       2,950.44
                                                                            2014         119.76         129.54       2,785.75
                                                                            2015         129.54         128.50         200.78
                                                                            2016         128.50         140.12         195.95
                                                                            2017         140.12         167.68         158.45
                                                                            2018         167.68         161.00         136.47
Baillie Gifford International Stock Investment Division (Class E).......... 2009           9.61          11.48         391.13
                                                                            2010          11.48          12.03         394.22
                                                                            2011          12.03           9.43         390.38
                                                                            2012           9.43          11.02         390.01
                                                                            2013          11.02          12.44         389.67
                                                                            2014          12.44          11.79         389.38
                                                                            2015          11.79          11.30         389.11
                                                                            2016          11.30          11.65         388.82
                                                                            2017          11.65          15.39         388.58
                                                                            2018          15.39          12.49         388.58
BlackRock Bond Income Investment Division (Class E)........................ 2009          41.58          44.50       3,760.89
                                                                            2010          44.50          47.14       3,762.48
                                                                            2011          47.14          49.12       4,309.53
                                                                            2012          49.12          51.65       4,309.53
                                                                            2013          51.65          50.11       3,078.56
                                                                            2014          50.11          52.47       3,155.95
                                                                            2015          52.47          51.60           0.00
                                                                            2016          51.60          52.03           0.00
                                                                            2017          52.03          52.97           0.00
                                                                            2018          52.97          51.59           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class E).............. 2009          20.51          20.14           0.00
                                                                            2010          20.14          19.72           0.00
                                                                            2011          19.72          19.31           0.00
                                                                            2012          19.31          18.91           0.00
                                                                            2013          18.91          18.52           0.00
                                                                            2014          18.52          18.13           0.00
                                                                            2015          18.13          17.76           0.00
                                                                            2016          17.76          17.42           0.00
                                                                            2017          17.42          17.19           0.00
                                                                            2018          17.19          17.11           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)............ 2009          17.47          24.17       2,856.61
                                                                            2010          24.17          27.19       2,856.83
                                                                            2011          27.19          28.39       3,291.53
                                                                            2012          28.39          31.04       3,293.30

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          31.04          41.54       3,291.69
                                                                               2014          41.54          41.40       3,424.28
                                                                               2015          41.40          36.66         116.26
                                                                               2016          36.66          44.07         105.88
                                                                               2017          44.07          48.62           0.00
                                                                               2018          48.62          41.26           0.00
Brighthouse/Wellington Balanced Investment Division (Class E)................. 2009          28.38          32.56           0.00
                                                                               2010          32.56          34.90           0.00
                                                                               2011          34.90          35.43           0.00
                                                                               2012          35.43          38.91           0.00
                                                                               2013          38.91          45.88           0.00
                                                                               2014          45.88          49.60           0.00
                                                                               2015          49.60          49.74           0.00
                                                                               2016          49.74          52.03           0.00
                                                                               2017          52.03          58.58           0.00
                                                                               2018          58.58          55.13           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)..................................................................... 2009          21.16          27.31          96.30
                                                                               2010          27.31          29.91          98.34
                                                                               2011          29.91          28.06          96.12
                                                                               2012          28.06          30.97          96.03
                                                                               2013          30.97          40.49          95.94
                                                                               2014          40.49          43.79          95.87
                                                                               2015          43.79          43.85          95.80
                                                                               2016          43.85          46.02          95.73
                                                                               2017          46.02          53.59          95.67
                                                                               2018          53.59          52.34          95.67
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          41.76          48.78         152.59
                                                                               2010          48.78          53.82         152.65
                                                                               2011          53.82          52.86         152.28
                                                                               2012          52.86          58.79         152.14
                                                                               2013          58.79          77.31         152.01
                                                                               2014          77.31          86.09         151.89
                                                                               2015          86.09          88.12         151.79
                                                                               2016          88.12          93.52         151.67
                                                                               2017          93.52         111.76         151.58
                                                                               2018         111.76         102.62         151.58
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.54           5.92           0.00
                                                                               2010           5.92           7.18           0.00
                                                                               2011           7.18           7.27           0.00
                                                                               2012           7.27           8.44           0.00
                                                                               2013           8.44          12.06           0.00
                                                                               2014          12.06          14.05       3,837.24
                                                                               2015          14.05          13.21       3,837.24
                                                                               2016          13.21          13.30       3,837.24
                                                                               2017          13.30          15.44           0.00
                                                                               2018          15.44          14.07           0.00
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))............ 2009           3.93           5.31           0.00
                                                                               2010           5.31           5.58           0.00
                                                                               2011           5.58           5.92           0.00
Frontier Mid Cap Growth Investment Division (Class E)......................... 2009          23.86          34.86           0.00
                                                                               2010          34.86          39.32           0.00
                                                                               2011          39.32          37.28           0.00
                                                                               2012          37.28          40.45           0.00
                                                                               2013          40.45          52.52           0.00
                                                                               2014          52.52          57.07           0.00
                                                                               2015          57.07          57.40           0.00
                                                                               2016          57.40          59.16           0.00
                                                                               2017          59.16          72.47           0.00
                                                                               2018          72.47          66.84           0.00
Harris Oakmark International Investment Division (Class E).................... 2009          10.87          16.53           0.00
                                                                               2010          16.53          18.86           0.00
                                                                               2011          18.86          15.86           0.00
                                                                               2012          15.86          20.08           0.00
                                                                               2013          20.08          25.69           0.00
                                                                               2014          25.69          23.73           0.00
                                                                               2015          23.73          22.20           0.00
                                                                               2016          22.20          23.55           0.00
                                                                               2017          23.55          30.10           0.00
                                                                               2018          30.10          22.44           0.00
Invesco Small Cap Growth Investment Division (Class E)........................ 2009           9.28          12.18           0.00
                                                                               2010          12.18          15.06           0.00

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2011          15.06          14.61           0.00
                                                                         2012          14.61          16.92           0.00
                                                                         2013          16.92          23.26           0.00
                                                                         2014          23.26          24.61           0.00
                                                                         2015          24.61          23.71           0.00
                                                                         2016          23.71          25.90           0.00
                                                                         2017          25.90          31.82           0.00
                                                                         2018          31.82          28.36           0.00
Jennison Growth Investment Division (Class E)........................... 2009           3.20           4.39       4,822.35
                                                                         2010           4.39           4.79       7,584.88
                                                                         2011           4.79           4.71       7,288.22
                                                                         2012           4.71           5.33       7,079.69
                                                                         2013           5.33           7.14       7,079.69
                                                                         2014           7.14           7.61       7,079.69
                                                                         2015           7.61           8.25       7,079.69
                                                                         2016           8.25           8.08       7,079.69
                                                                         2017           8.08          10.85           0.00
                                                                         2018          10.85          10.64           0.00
Loomis Sayles Small Cap Core Investment Division (Class E).............. 2009          20.29          25.84           0.00
                                                                         2010          25.84          32.22           0.91
                                                                         2011          32.22          31.69           0.00
                                                                         2012          31.69          35.49           0.00
                                                                         2013          35.49          48.94           0.00
                                                                         2014          48.94          49.65           0.00
                                                                         2015          49.65          47.82           0.00
                                                                         2016          47.82          55.77           0.00
                                                                         2017          55.77          62.84           0.00
                                                                         2018          62.84          54.63           0.00
Loomis Sayles Small Cap Growth Investment Division (Class E)............ 2009           6.17           7.85         184.72
                                                                         2010           7.85          10.10         160.09
                                                                         2011          10.10          10.18         151.31
                                                                         2012          10.18          11.06         157.73
                                                                         2013          11.06          16.09         134.83
                                                                         2014          16.09          15.92         141.45
                                                                         2015          15.92          15.83         135.05
                                                                         2016          15.83          16.46         141.81
                                                                         2017          16.46          20.43           0.00
                                                                         2018          20.43          20.09           0.00
MetLife Aggregate Bond Index Investment Division (Class E).............. 2009          13.63          14.03       5,693.30
                                                                         2010          14.03          14.54       5,943.04
                                                                         2011          14.54          15.29       4,961.74
                                                                         2012          15.29          15.52       5,364.19
                                                                         2013          15.52          14.83       6,082.20
                                                                         2014          14.83          15.33       6,508.96
                                                                         2015          15.33          15.04       5,835.93
                                                                         2016          15.04          15.05       5,477.08
                                                                         2017          15.05          15.20       5,383.11
                                                                         2018          15.20          14.83       4,980.77
MetLife Mid Cap Stock Index Investment Division (Class E)............... 2009           9.88          13.25         785.91
                                                                         2010          13.25          16.36         691.51
                                                                         2011          16.36          15.68         654.02
                                                                         2012          15.68          18.04         580.23
                                                                         2013          18.04          23.48         499.91
                                                                         2014          23.48          25.15         507.42
                                                                         2015          25.15          23.99         462.68
                                                                         2016          23.99          28.26         381.34
                                                                         2017          28.26          32.04         327.22
                                                                         2018          32.04          27.78         290.48
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E).......... 2009           9.02          11.35       7,523.15
                                                                         2010          11.35          12.01       7,602.23
                                                                         2011          12.01          10.28       8,378.18
                                                                         2012          10.28          11.89       8,236.76
                                                                         2013          11.89          14.16       8,155.98
                                                                         2014          14.16          13.02       8,970.17
                                                                         2015          13.02          12.60       2,105.98
                                                                         2016          12.60          12.47       2,043.25
                                                                         2017          12.47          15.24       1,369.99
                                                                         2018          15.24          12.82       1,305.19
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)....... 2009          11.05          13.62       3,891.82
                                                                         2010          13.62          16.89       3,892.11
                                                                         2011          16.89          15.85       4,383.54
                                                                         2012          15.85          18.02       4,383.54
                                                                         2013          18.02          24.42       3,591.76
                                                                         2014          24.42          25.08       3,762.20

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015          25.08
                                                                                  2016          23.48
                                                                                  2017          27.85
                                                                                  2018          31.22
MetLife Stock Index Investment Division (Class E)................................ 2009          24.94
                                                                                  2010          30.79
                                                                                  2011          34.55
                                                                                  2012          34.41
                                                                                  2013          38.93
                                                                                  2014          50.26
                                                                                  2015          55.72
                                                                                  2016          55.11
                                                                                  2017          60.18
                                                                                  2018          71.51
MFS(Reg. TM) Research International Investment Division (Class E)................ 2009           9.70
                                                                                  2010          12.52
                                                                                  2011          13.67
                                                                                  2012          11.97
                                                                                  2013          13.69
                                                                                  2014          16.00
                                                                                  2015          14.60
                                                                                  2016          14.04
                                                                                  2017          13.65
                                                                                  2018          17.15
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          30.22
                                                                                  2010          35.01
                                                                                  2011          37.64
                                                                                  2012          37.66
                                                                                  2013          41.04
                                                                                  2014          47.71
                                                                                  2015          50.62
                                                                                  2016          49.37
                                                                                  2017          52.66
                                                                                  2018          57.84
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           8.59
                                                                                  2010          10.15
                                                                                  2011          11.05
                                                                                  2012          10.91
                                                                                  2013          12.44
                                                                                  2014          16.52
                                                                                  2015          17.90
                                                                                  2016          17.48
                                                                                  2017          19.54
                                                                                  2018          22.55
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           9.01
                                                                                  2010           9.81
                                                                                  2011          10.47
                                                                                  2012          10.47
                                                                                  2013          11.71
                                                                                  2014          15.12
                                                                                  2015          16.25
                                                                                  2016          14.95
                                                                                  2017          17.30
                                                                                  2018          18.21
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................... 2009          17.38
                                                                                  2010          20.71
                                                                                  2011          23.20
                                                                                  2012          21.29
                                                                                  2013          24.09
Morgan Stanley Mid Cap Growth Investment Division (Class E)...................... 2010          11.99
                                                                                  2011          13.87
                                                                                  2012          12.65
                                                                                  2013          13.55
                                                                                  2014          18.46
                                                                                  2015          18.28
                                                                                  2016          17.01
                                                                                  2017          15.27
                                                                                  2018          20.95
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E))............................. 2009           8.39
                                                                                  2010          10.99
Neuberger Berman Genesis Investment Division (Class E)........................... 2009          11.63



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         23.48           0.00
                                                                                         27.85           0.00
                                                                                         31.22           0.00
                                                                                         27.18           0.00
MetLife Stock Index Investment Division (Class E)................................        30.79       3,069.05
                                                                                         34.55       3,118.04
                                                                                         34.41       2,736.41
                                                                                         38.93       2,465.56
                                                                                         50.26       2,204.02
                                                                                         55.72       2,134.37
                                                                                         55.11       1,949.81
                                                                                         60.18       1,581.71
                                                                                         71.51       8,307.67
                                                                                         66.71       8,096.31
MFS(Reg. TM) Research International Investment Division (Class E)................        12.52           0.00
                                                                                         13.67           2.80
                                                                                         11.97           0.00
                                                                                         13.69           0.00
                                                                                         16.00           0.00
                                                                                         14.60           0.00
                                                                                         14.04           0.00
                                                                                         13.65           0.00
                                                                                         17.15           0.00
                                                                                         14.46           0.00
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        35.01           0.00
                                                                                         37.64           0.00
                                                                                         37.66           0.00
                                                                                         41.04           0.00
                                                                                         47.71           0.00
                                                                                         50.62           0.00
                                                                                         49.37           0.00
                                                                                         52.66           0.00
                                                                                         57.84           0.00
                                                                                         53.34           0.00
MFS(Reg. TM) Value Investment Division (Class E).................................        10.15         550.97
                                                                                         11.05         587.12
                                                                                         10.91         571.09
                                                                                         12.44         552.17
                                                                                         16.52         525.07
                                                                                         17.90         491.13
                                                                                         17.48         493.21
                                                                                         19.54         482.57
                                                                                         22.55           0.00
                                                                                         19.82           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................         9.81           0.00
                                                                                         10.47           0.00
                                                                                         10.47           0.00
                                                                                         11.71           0.00
                                                                                         15.12           0.00
                                                                                         16.25           0.00
                                                                                         14.95           0.00
                                                                                         17.30           0.00
                                                                                         18.21           0.00
                                                                                         17.53           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))...................................................        20.71           0.00
                                                                                         23.20           0.00
                                                                                         21.29           0.00
                                                                                         24.09           0.00
                                                                                         26.48           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)......................        13.87       2,619.59
                                                                                         12.65       2,516.78
                                                                                         13.55       2,444.77
                                                                                         18.46       2,444.77
                                                                                         18.28       2,444.77
                                                                                         17.01       2,444.77
                                                                                         15.27       2,444.77
                                                                                         20.95           0.00
                                                                                         22.61           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).............................        10.99       1,839.07
                                                                                         11.86           0.00
Neuberger Berman Genesis Investment Division (Class E)...........................        12.87         772.94

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                          2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                       YEAR        END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                         YEAR    UNIT VALUE     UNIT VALUE        YEAR
-------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                           2010          12.87          15.30         742.58
                                                                           2011          15.30          15.82         667.82
                                                                           2012          15.82          17.02         657.08
                                                                           2013          17.02          23.06       1,674.03
                                                                           2014          23.06          22.54       1,748.76
                                                                           2015          22.54          22.17       1,142.79
                                                                           2016          22.17          25.73       1,015.70
                                                                           2017          25.73          29.14         685.56
                                                                           2018          29.14          26.56         611.01
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E)).................................... 2009           9.13          12.24       1,669.80
                                                                           2010          12.24          14.75       1,491.98
                                                                           2011          14.75          13.68       1,535.95
                                                                           2012          13.68          14.13       1,567.06
                                                                           2013          14.13          15.29           0.00
Oppenheimer Global Equity Investment Division* (Class E).................. 2009          11.06          15.17           0.00
                                                                           2010          15.17          17.24           0.00
                                                                           2011          17.24          15.47           0.00
                                                                           2012          15.47          18.38           0.00
                                                                           2013          18.38          22.91           0.00
                                                                           2014          22.91          22.94           0.00
                                                                           2015          22.94          23.36           0.00
                                                                           2016          23.36          22.96           0.00
                                                                           2017          22.96          30.78           0.00
                                                                           2018          30.78          26.19           0.00
PIMCO Total Return Investment Division (Class E).......................... 2009          12.45          14.41       7,586.50
                                                                           2010          14.41          15.28       9,708.47
                                                                           2011          15.28          15.46       9,562.63
                                                                           2012          15.46          16.54       9,391.92
                                                                           2013          16.54          15.90       9,829.49
                                                                           2014          15.90          16.25       9,792.59
                                                                           2015          16.25          15.93       9,762.09
                                                                           2016          15.93          16.02       9,197.85
                                                                           2017          16.02          16.42       3,326.23
                                                                           2018          16.42          16.05       3,040.95
T. Rowe Price Large Cap Growth Investment Division (Class E).............. 2009           8.15          11.43         239.97
                                                                           2010          11.43          13.09         244.68
                                                                           2011          13.09          12.65         239.53
                                                                           2012          12.65          14.72         239.30
                                                                           2013          14.72          20.03       3,971.84
                                                                           2014          20.03          21.36       3,864.78
                                                                           2015          21.36          23.14       1,748.16
                                                                           2016          23.14          23.02       1,747.98
                                                                           2017          23.02          30.14         238.43
                                                                           2018          30.14          29.20         238.43
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))............................. 2009           3.33           5.20       4,697.26
                                                                           2010           5.20           6.51       3,884.17
                                                                           2011           6.51           5.74       3,730.54
                                                                           2012           5.74           6.32       3,623.80
                                                                           2013           6.32           6.60           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E)................ 2009           5.54           7.89           0.00
                                                                           2010           7.89           9.88           3.02
                                                                           2011           9.88           9.52           0.00
                                                                           2012           9.52          10.61           0.00
                                                                           2013          10.61          14.20           0.00
                                                                           2014          14.20          15.71           0.00
                                                                           2015          15.71          16.41           0.00
                                                                           2016          16.41          17.10           0.00
                                                                           2017          17.10          20.90           0.00
                                                                           2018          20.90          20.03           0.00
T. Rowe Price Small Cap Growth Investment Division (Class E).............. 2009           9.25          12.58           0.00
                                                                           2010          12.58          16.59         440.26
                                                                           2011          16.59          16.50         419.78
                                                                           2012          16.50          18.75         407.77
                                                                           2013          18.75          26.50         407.77
                                                                           2014          26.50          27.69         407.77
                                                                           2015          27.69          27.82         407.77
                                                                           2016          27.82          30.39         407.77
                                                                           2017          30.39          36.51           0.00
                                                                           2018          36.51          33.36           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))....................... 2009          13.03          18.86           0.00
                                                                           2010          18.86          23.30           1.56

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          23.30          21.32           0.00
                                                                             2012          21.32          23.53           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E)................ 2012          23.42          23.97           0.00
                                                                             2013          23.97          30.62           0.00
                                                                             2014          30.62          32.90           0.00
                                                                             2015          32.90          29.36           0.00
                                                                             2016          29.36          33.25           0.00
                                                                             2017          33.25          35.68           0.00
                                                                             2018          35.68          31.40           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2009          16.22          20.96         133.13
                                                                             2010          20.96          23.11         136.75
                                                                             2011          23.11          23.98         131.53
                                                                             2012          23.98          26.13         131.04
                                                                             2013          26.13          25.82         163.47
                                                                             2014          25.82          26.65         165.03
                                                                             2015          26.65          25.60         169.47
                                                                             2016          25.60          27.20       2,208.38
                                                                             2017          27.20          28.76         283.11
                                                                             2018          28.76          27.06         283.11
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))......................................................... 2009          11.05          14.81       1,846.69
                                                                             2010          14.81          16.39       2,799.58
                                                                             2011          16.39          16.80       2,707.45
                                                                             2012          16.80          18.59       2,643.19
                                                                             2013          18.59          19.68       2,673.24
                                                                             2014          19.68          20.21       2,675.58
                                                                             2015          20.21          19.38       2,680.23
                                                                             2016          19.38          19.94           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          14.92          15.22           0.00
                                                                             2010          15.22          15.75           0.00
                                                                             2011          15.75          16.24           0.00
                                                                             2012          16.24          16.40           0.00
                                                                             2013          16.40          15.94           0.00
                                                                             2014          15.94          16.01           0.00
                                                                             2015          16.01          15.74           0.00
                                                                             2016          15.74          15.60           0.00
                                                                             2017          15.60          15.54           0.00
                                                                             2018          15.54          15.34           0.00





                      GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                              2.15 SEPARATE ACCOUNT CHARGE
                                                                              BEGINNING OF                   NUMBER OF
                                                                                  YEAR        END OF YEAR   ACCUMULATION
                                                                              ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                    YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006)........ 2009          12.75          14.04           0.00
                                                                      2010          14.04          14.60         107.27
                                                                      2011          14.60          15.14       7,703.24
                                                                      2012          15.14          15.59           0.00
                                                                      2013          15.59          14.91         678.08
                                                                      2014          14.91          15.34         941.76
                                                                      2015          15.34          15.03         941.76
                                                                      2016          15.03          15.12       1,466.28
                                                                      2017          15.12          15.32           0.00
                                                                      2018          15.32          14.86           0.00
American Funds Global Small Capitalization Investment Division+ (Class2009          14.71          23.18       4,904.52
                                                                      2010          23.18          27.74       4,304.56
                                                                      2011          27.74          21.92       2,906.26
                                                                      2012          21.92          25.31       2,573.18
                                                                      2013          25.31          31.73         910.81
                                                                      2014          31.73          31.67         595.50
                                                                      2015          31.67          31.03         340.46
                                                                      2016          31.03          30.96         345.27
                                                                      2017          30.96          38.09         285.76
                                                                      2018          38.09          33.29         209.12
American Funds Growth Investment Division+ (Class 2)................. 2009          77.93         106.18       1,819.93
                                                                      2010         106.18         123.15       1,618.60
                                                                      2011         123.15         115.21         722.06
                                                                      2012         115.21         132.72         734.35

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         2.15 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2013         132.72         168.74         577.79
                                                                         2014         168.74         178.94         561.03
                                                                         2015         178.94         186.86         474.04
                                                                         2016         186.86         199.94         516.45
                                                                         2017         199.94         250.70         556.13
                                                                         2018         250.70         244.36         462.96
American Funds Growth-Income Investment Division+ (Class 2)............. 2009          58.75          75.36       1,969.58
                                                                         2010          75.36          82.06         993.77
                                                                         2011          82.06          78.73         743.23
                                                                         2012          78.73          90.38       1,027.89
                                                                         2013          90.38         117.92         835.67
                                                                         2014         117.92         127.50         820.59
                                                                         2015         127.50         126.41         521.90
                                                                         2016         126.41         137.77         541.86
                                                                         2017         137.77         164.78         375.50
                                                                         2018         164.78         158.14         366.67
Baillie Gifford International Stock Investment Division (Class E)....... 2009           9.52          11.37       1,258.27
                                                                         2010          11.37          11.91       1,094.45
                                                                         2011          11.91           9.33         937.89
                                                                         2012           9.33          10.90         970.34
                                                                         2013          10.90          12.30          11.95
                                                                         2014          12.30          11.65          11.78
                                                                         2015          11.65          11.16          11.61
                                                                         2016          11.16          11.50          11.44
                                                                         2017          11.50          15.18          11.28
                                                                         2018          15.18          12.32          11.15
BlackRock Bond Income Investment Division (Class E)..................... 2009          41.05          43.91         759.19
                                                                         2010          43.91          46.50       1,075.20
                                                                         2011          46.50          48.43         593.71
                                                                         2012          48.43          50.89         599.55
                                                                         2013          50.89          49.35         527.74
                                                                         2014          49.35          51.65         541.30
                                                                         2015          51.65          50.77         551.73
                                                                         2016          50.77          51.17         527.11
                                                                         2017          51.17          52.06         617.90
                                                                         2018          52.06          50.68         644.74
BlackRock Ultra-Short Term Bond Investment Division (Class E)........... 2009          20.25          19.88       8,869.92
                                                                         2010          19.88          19.46       4,671.63
                                                                         2011          19.46          19.04       2,983.14
                                                                         2012          19.04          18.64       1,758.41
                                                                         2013          18.64          18.24         382.01
                                                                         2014          18.24          17.85         188.11
                                                                         2015          17.85          17.47         186.42
                                                                         2016          17.47          17.13         184.70
                                                                         2017          17.13          16.89         182.94
                                                                         2018          16.89          16.81           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)......... 2009          17.33          23.97       1,187.07
                                                                         2010          23.97          26.95         472.44
                                                                         2011          26.95          28.12           0.00
                                                                         2012          28.12          30.74           0.00
                                                                         2013          30.74          41.11       2,590.72
                                                                         2014          41.11          40.95         345.85
                                                                         2015          40.95          36.24           0.00
                                                                         2016          36.24          43.55           0.00
                                                                         2017          43.55          48.02           0.00
                                                                         2018          48.02          40.73           0.00
Brighthouse/Wellington Balanced Investment Division (Class E)........... 2009          28.07          32.18         859.97
                                                                         2010          32.18          34.47         706.63
                                                                         2011          34.47          34.98         199.86
                                                                         2012          34.98          38.40         195.27
                                                                         2013          38.40          45.25         193.98
                                                                         2014          45.25          48.90         192.83
                                                                         2015          48.90          49.01         191.76
                                                                         2016          49.01          51.24         190.67
                                                                         2017          51.24          57.66         189.67
                                                                         2018          57.66          54.24         171.93
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)............................................................... 2009          21.01          27.11       1,655.27
                                                                         2010          27.11          29.67         875.78
                                                                         2011          29.67          27.82       2,807.43
                                                                         2012          27.82          30.69       2,923.43
                                                                         2013          30.69          40.11       2,443.43
                                                                         2014          40.11          43.35         104.48
                                                                         2015          43.35          43.39          50.98

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            2.15 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2016          43.39          45.51          33.36
                                                                               2017          45.51          52.97          33.24
                                                                               2018          52.97          51.71          33.14
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          41.23          48.14         368.04
                                                                               2010          48.14          53.09         379.78
                                                                               2011          53.09          52.11         421.55
                                                                               2012          52.11          57.93         421.55
                                                                               2013          57.93          76.14         119.58
                                                                               2014          76.14          84.74         114.69
                                                                               2015          84.74          86.70         112.14
                                                                               2016          86.70          91.97         112.14
                                                                               2017          91.97         109.85         112.14
                                                                               2018         109.85         100.81         112.14
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.52           5.89       3,355.93
                                                                               2010           5.89           7.14       3,352.60
                                                                               2011           7.14           7.23       2,141.72
                                                                               2012           7.23           8.40       4,979.67
                                                                               2013           8.40          11.99      16,801.49
                                                                               2014          11.99          13.96      11,847.63
                                                                               2015          13.96          13.11       6,830.60
                                                                               2016          13.11          13.20       5,382.66
                                                                               2017          13.20          15.32       5,457.61
                                                                               2018          15.32          13.95       5,361.56
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))............ 2009           3.91           5.28         939.37
                                                                               2010           5.28           5.55         755.44
                                                                               2011           5.55           5.88           0.00
Frontier Mid Cap Growth Investment Division (Class E)......................... 2009          23.62          34.48       1,725.79
                                                                               2010          34.48          38.88       1,665.75
                                                                               2011          38.88          36.84         201.39
                                                                               2012          36.84          39.95         201.39
                                                                               2013          39.95          51.85         479.79
                                                                               2014          51.85          56.31         471.55
                                                                               2015          56.31          56.61         356.85
                                                                               2016          56.61          58.32         188.85
                                                                               2017          58.32          71.40         188.85
                                                                               2018          71.40          65.83         188.85
Harris Oakmark International Investment Division (Class E).................... 2009          10.83          16.47      12,268.62
                                                                               2010          16.47          18.78       9,590.30
                                                                               2011          18.78          15.78       6,197.87
                                                                               2012          15.78          19.97       6,366.57
                                                                               2013          19.97          25.53       6,180.35
                                                                               2014          25.53          23.57       2,574.98
                                                                               2015          23.57          22.05       1,943.62
                                                                               2016          22.05          23.37       1,215.70
                                                                               2017          23.37          29.86       1,165.25
                                                                               2018          29.86          22.24         280.06
Invesco Small Cap Growth Investment Division (Class E)........................ 2009           9.25          12.13         936.20
                                                                               2010          12.13          15.00         605.96
                                                                               2011          15.00          14.53         467.19
                                                                               2012          14.53          16.83         454.46
                                                                               2013          16.83          23.12         401.67
                                                                               2014          23.12          24.44         385.96
                                                                               2015          24.44          23.54         381.11
                                                                               2016          23.54          25.70         392.39
                                                                               2017          25.70          31.56         350.52
                                                                               2018          31.56          28.12         333.79
Jennison Growth Investment Division (Class E)................................. 2009           3.19           4.37       1,325.44
                                                                               2010           4.37           4.76       1,842.24
                                                                               2011           4.76           4.68       1,167.99
                                                                               2012           4.68           5.29       5,455.51
                                                                               2013           5.29           7.09       1,056.46
                                                                               2014           7.09           7.56           0.00
                                                                               2015           7.56           8.18           0.00
                                                                               2016           8.18           8.01           0.00
                                                                               2017           8.01          10.75           0.00
                                                                               2018          10.75          10.54      18,320.81
Loomis Sayles Small Cap Core Investment Division (Class E).................... 2009          20.14          25.63         265.25
                                                                               2010          25.63          31.95          99.97
                                                                               2011          31.95          31.41         978.96
                                                                               2012          31.41          35.16         978.93
                                                                               2013          35.16          48.46       2,339.91
                                                                               2014          48.46          49.14         301.54

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         2.15 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2015          49.14          47.30           1.23
                                                                         2016          47.30          55.14           1.21
                                                                         2017          55.14          62.10           1.20
                                                                         2018          62.10          53.96           1.18
Loomis Sayles Small Cap Growth Investment Division (Class E)............ 2009           6.14           7.82       2,321.72
                                                                         2010           7.82          10.05       2,692.44
                                                                         2011          10.05          10.13           0.00
                                                                         2012          10.13          11.00           0.00
                                                                         2013          11.00          15.99           0.00
                                                                         2014          15.99          15.81           0.00
                                                                         2015          15.81          15.72           0.00
                                                                         2016          15.72          16.33           0.00
                                                                         2017          16.33          20.26         889.19
                                                                         2018          20.26          19.91           0.00
MetLife Aggregate Bond Index Investment Division (Class E).............. 2009          13.56          13.95       4,213.06
                                                                         2010          13.95          14.45       3,246.04
                                                                         2011          14.45          15.19       2,189.21
                                                                         2012          15.19          15.41       2,380.07
                                                                         2013          15.41          14.72       2,562.89
                                                                         2014          14.72          15.21       2,669.29
                                                                         2015          15.21          14.92       2,667.82
                                                                         2016          14.92          14.92       2,712.37
                                                                         2017          14.92          15.06       2,912.82
                                                                         2018          15.06          14.69       3,103.82
MetLife Mid Cap Stock Index Investment Division (Class E)............... 2009           9.84          13.19       3,555.39
                                                                         2010          13.19          16.27       2,321.55
                                                                         2011          16.27          15.59       1,123.38
                                                                         2012          15.59          17.92       1,191.99
                                                                         2013          17.92          23.32       2,230.85
                                                                         2014          23.32          24.97       1,639.05
                                                                         2015          24.97          23.81       1,570.65
                                                                         2016          23.81          28.02       1,553.80
                                                                         2017          28.02          31.77         724.18
                                                                         2018          31.77          27.53         719.47
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E).......... 2009           8.98          11.29       4,128.68
                                                                         2010          11.29          11.93       3,299.58
                                                                         2011          11.93          10.21       1,821.04
                                                                         2012          10.21          11.80       1,814.42
                                                                         2013          11.80          14.05       2,096.69
                                                                         2014          14.05          12.91       2,092.01
                                                                         2015          12.91          12.49       2,083.26
                                                                         2016          12.49          12.35       1,743.94
                                                                         2017          12.35          15.09       1,693.02
                                                                         2018          15.09          12.69       1,698.65
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)....... 2009          11.00          13.55       2,767.31
                                                                         2010          13.55          16.79       1,453.43
                                                                         2011          16.79          15.75         179.08
                                                                         2012          15.75          17.90         265.50
                                                                         2013          17.90          24.23         540.22
                                                                         2014          24.23          24.88         527.23
                                                                         2015          24.88          23.28         472.98
                                                                         2016          23.28          27.59         466.13
                                                                         2017          27.59          30.92         466.05
                                                                         2018          30.92          26.91         465.98
MetLife Stock Index Investment Division (Class E)....................... 2009          24.71          30.49       4,591.51
                                                                         2010          30.49          34.20       2,907.14
                                                                         2011          34.20          34.04       1,460.55
                                                                         2012          34.04          38.50       2,412.23
                                                                         2013          38.50          49.67       1,540.55
                                                                         2014          49.67          55.03       2,382.72
                                                                         2015          55.03          54.41       5,916.46
                                                                         2016          54.41          59.38       1,454.08
                                                                         2017          59.38          70.53       1,970.19
                                                                         2018          70.53          65.76       1,366.09
MFS(Reg. TM) Research International Investment Division (Class E)....... 2009           9.65          12.44       2,265.59
                                                                         2010          12.44          13.58       3,246.38
                                                                         2011          13.58          11.88       2,555.05
                                                                         2012          11.88          13.59       2,015.52
                                                                         2013          13.59          15.87       2,018.64
                                                                         2014          15.87          14.47       2,205.99
                                                                         2015          14.47          13.92       2,311.56
                                                                         2016          13.92          13.52       2,451.89
                                                                         2017          13.52          16.98       2,242.67
                                                                         2018          16.98          14.31       2,092.48

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               2.15 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          29.90
                                                                                  2010          34.62
                                                                                  2011          37.20
                                                                                  2012          37.20
                                                                                  2013          40.52
                                                                                  2014          47.07
                                                                                  2015          49.93
                                                                                  2016          48.67
                                                                                  2017          51.88
                                                                                  2018          56.96
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           8.54
                                                                                  2010          10.09
                                                                                  2011          10.99
                                                                                  2012          10.84
                                                                                  2013          12.35
                                                                                  2014          16.39
                                                                                  2015          17.75
                                                                                  2016          17.33
                                                                                  2017          19.37
                                                                                  2018          22.33
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           8.98
                                                                                  2010           9.77
                                                                                  2011          10.43
                                                                                  2012          10.42
                                                                                  2013          11.64
                                                                                  2014          15.03
                                                                                  2015          16.15
                                                                                  2016          14.85
                                                                                  2017          17.17
                                                                                  2018          18.07
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................... 2009          17.25
                                                                                  2010          20.54
                                                                                  2011          23.00
                                                                                  2012          21.09
                                                                                  2013          23.86
Morgan Stanley Mid Cap Growth Investment Division (Class E)...................... 2010          11.91
                                                                                  2011          13.77
                                                                                  2012          12.55
                                                                                  2013          13.45
                                                                                  2014          18.30
                                                                                  2015          18.12
                                                                                  2016          16.85
                                                                                  2017          15.12
                                                                                  2018          20.73
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E))............................. 2009           8.34
                                                                                  2010          10.92
Neuberger Berman Genesis Investment Division (Class E)........................... 2009          11.59
                                                                                  2010          12.80
                                                                                  2011          15.22
                                                                                  2012          15.73
                                                                                  2013          16.91
                                                                                  2014          22.91
                                                                                  2015          22.38
                                                                                  2016          22.00
                                                                                  2017          25.52
                                                                                  2018          28.88
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))........................................... 2009           9.10
                                                                                  2010          12.19
                                                                                  2011          14.68
                                                                                  2012          13.61
                                                                                  2013          14.05
Oppenheimer Global Equity Investment Division* (Class E)......................... 2009          10.99
                                                                                  2010          15.07
                                                                                  2011          17.12
                                                                                  2012          15.35
                                                                                  2013          18.24
                                                                                  2014          22.72
                                                                                  2015          22.73
                                                                                  2016          23.15
                                                                                  2017          22.73



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        34.62       4,451.71
                                                                                         37.20       2,286.08
                                                                                         37.20         173.39
                                                                                         40.52          24.74
                                                                                         47.07          24.74
                                                                                         49.93          24.74
                                                                                         48.67          24.74
                                                                                         51.88          24.74
                                                                                         56.96          24.74
                                                                                         52.51          24.74
MFS(Reg. TM) Value Investment Division (Class E).................................        10.09      14,705.70
                                                                                         10.99      12,105.48
                                                                                         10.84           0.00
                                                                                         12.35       1,968.67
                                                                                         16.39       8,093.21
                                                                                         17.75       1,970.91
                                                                                         17.33         208.61
                                                                                         19.37         206.93
                                                                                         22.33         205.64
                                                                                         19.62       3,327.17
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................         9.77       2,746.48
                                                                                         10.43       4,926.54
                                                                                         10.42       5,564.19
                                                                                         11.64       4,730.04
                                                                                         15.03       7,976.35
                                                                                         16.15       6,329.16
                                                                                         14.85       4,471.44
                                                                                         17.17       4,481.43
                                                                                         18.07       4,479.73
                                                                                         17.39           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))...................................................        20.54          99.69
                                                                                         23.00         211.15
                                                                                         21.09         145.30
                                                                                         23.86         143.87
                                                                                         26.21           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)......................        13.77       1,793.54
                                                                                         12.55         537.40
                                                                                         13.45         533.61
                                                                                         18.30         529.63
                                                                                         18.12         507.41
                                                                                         16.85       3,870.82
                                                                                         15.12         490.00
                                                                                         20.73         486.31
                                                                                         22.37         482.37
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).............................        10.92       1,502.62
                                                                                         11.78           0.00
Neuberger Berman Genesis Investment Division (Class E)...........................        12.80       5,313.70
                                                                                         15.22       2,099.70
                                                                                         15.73         429.18
                                                                                         16.91         516.25
                                                                                         22.91         519.24
                                                                                         22.38         488.58
                                                                                         22.00         422.50
                                                                                         25.52         403.58
                                                                                         28.88         403.38
                                                                                         26.32         403.19
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))...........................................        12.19       1,316.67
                                                                                         14.68       1,089.88
                                                                                         13.61           0.00
                                                                                         14.05           0.00
                                                                                         15.20           0.00
Oppenheimer Global Equity Investment Division* (Class E).........................        15.07         789.21
                                                                                         17.12         479.13
                                                                                         15.35       2,065.08
                                                                                         18.24       2,057.25
                                                                                         22.72         168.91
                                                                                         22.73         160.90
                                                                                         23.15       1,185.49
                                                                                         22.73         144.61
                                                                                         30.46         733.90

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                          2.15 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                       YEAR        END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                         YEAR    UNIT VALUE     UNIT VALUE        YEAR
-------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                           2018          30.46          25.91       1,049.12
PIMCO Total Return Investment Division (Class E).......................... 2009          12.40          14.35      13,615.10
                                                                           2010          14.35          15.20      13,706.85
                                                                           2011          15.20          15.38       9,097.22
                                                                           2012          15.38          16.45       8,306.48
                                                                           2013          16.45          15.80       1,649.39
                                                                           2014          15.80          16.14       1,644.27
                                                                           2015          16.14          15.81       1,625.72
                                                                           2016          15.81          15.89       1,681.40
                                                                           2017          15.89          16.28       1,742.37
                                                                           2018          16.28          15.91       1,735.88
T. Rowe Price Large Cap Growth Investment Division (Class E).............. 2009           8.11          11.37         802.27
                                                                           2010          11.37          13.01         596.51
                                                                           2011          13.01          12.57         589.56
                                                                           2012          12.57          14.62       2,191.44
                                                                           2013          14.62          19.87       2,413.86
                                                                           2014          19.87          21.19       2,811.46
                                                                           2015          21.19          22.94       1,689.40
                                                                           2016          22.94          22.81       1,602.83
                                                                           2017          22.81          29.85       3,056.94
                                                                           2018          29.85          28.90       2,407.17
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))............................. 2009           3.32           5.17       8,632.04
                                                                           2010           5.17           6.48       8,502.77
                                                                           2011           6.48           5.71         387.97
                                                                           2012           5.71           6.28         411.30
                                                                           2013           6.28           6.56           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E)................ 2009           5.51           7.85      10,699.03
                                                                           2010           7.85           9.83      10,046.62
                                                                           2011           9.83           9.47      10,078.66
                                                                           2012           9.47          10.55      10,029.06
                                                                           2013          10.55          14.11      12,012.30
                                                                           2014          14.11          15.60       5,003.05
                                                                           2015          15.60          16.29       3,445.08
                                                                           2016          16.29          16.96       3,095.03
                                                                           2017          16.96          20.73       4,262.19
                                                                           2018          20.73          19.85       3,911.06
T. Rowe Price Small Cap Growth Investment Division (Class E).............. 2009           9.20          12.50       5,235.87
                                                                           2010          12.50          16.48       3,018.69
                                                                           2011          16.48          16.38       2,109.65
                                                                           2012          16.38          18.60       2,106.43
                                                                           2013          18.60          26.28       6,766.35
                                                                           2014          26.28          27.44       1,394.30
                                                                           2015          27.44          27.56       3,571.34
                                                                           2016          27.56          30.09       3,148.62
                                                                           2017          30.09          36.13       2,650.17
                                                                           2018          36.13          33.00       1,559.45
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))....................... 2009          12.96          18.76       6,165.22
                                                                           2010          18.76          23.16       4,297.86
                                                                           2011          23.16          21.18       2,937.32
                                                                           2012          21.18          23.37           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E).............. 2012          23.26          23.80       2,702.83
                                                                           2013          23.80          30.39       1,297.85
                                                                           2014          30.39          32.64         873.79
                                                                           2015          32.64          29.11         562.24
                                                                           2016          29.11          32.95         555.56
                                                                           2017          32.95          35.34         501.12
                                                                           2018          35.34          31.09         126.07
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E)........................................................ 2009          16.10          20.80       4,271.66
                                                                           2010          20.80          22.93       3,902.87
                                                                           2011          22.93          23.77       2,107.53
                                                                           2012          23.77          25.89       3,025.41
                                                                           2013          25.89          25.58         535.93
                                                                           2014          25.58          26.39         535.62
                                                                           2015          26.39          25.33          11.81
                                                                           2016          25.33          26.90         660.23
                                                                           2017          26.90          28.43         626.22
                                                                           2018          28.43          26.73         591.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))....................................................... 2009          10.98          14.71       3,797.20
                                                                           2010          14.71          16.28       3,816.53

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           2.15 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          16.28          16.68       5,048.88
                                                                             2012          16.68          18.45       5,658.47
                                                                             2013          18.45          19.51       5,333.44
                                                                             2014          19.51          20.03       5,284.79
                                                                             2015          20.03          19.20       4,534.78
                                                                             2016          19.20          19.75           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          14.81          15.11       1,843.71
                                                                             2010          15.11          15.62       1,458.29
                                                                             2011          15.62          16.10       1,187.79
                                                                             2012          16.10          16.25       1,142.29
                                                                             2013          16.25          15.79       1,087.24
                                                                             2014          15.79          15.85       1,034.57
                                                                             2015          15.85          15.57         981.07
                                                                             2016          15.57          15.42         928.27
                                                                             2017          15.42          15.36         881.57
                                                                             2018          15.36          15.16         832.52





                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                                 2.20 SEPARATE ACCOUNT CHARGE
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2009          12.68          13.95         739.91
                                                                            2010          13.95          14.50           1.14
                                                                            2011          14.50          15.03           0.00
                                                                            2012          15.03          15.47           0.00
                                                                            2013          15.47          14.78           0.00
                                                                            2014          14.78          15.20           0.00
                                                                            2015          15.20          14.89           0.00
                                                                            2016          14.89          14.97           0.00
                                                                            2017          14.97          15.16           0.00
                                                                            2018          15.16          14.70           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2009          14.63          23.05       5,507.31
                                                                            2010          23.05          27.56           1.10
                                                                            2011          27.56          21.77           0.00
                                                                            2012          21.77          25.12           0.00
                                                                            2013          25.12          31.48           0.00
                                                                            2014          31.48          31.40           0.00
                                                                            2015          31.40          30.75           0.00
                                                                            2016          30.75          30.67           0.00
                                                                            2017          30.67          37.72           0.00
                                                                            2018          37.72          32.95           0.00
American Funds Growth Investment Division+ (Class 2)....................... 2009          76.97         104.81       1,854.41
                                                                            2010         104.81         121.50           0.20
                                                                            2011         121.50         113.61           0.00
                                                                            2012         113.61         130.81           0.00
                                                                            2013         130.81         166.24           0.00
                                                                            2014         166.24         176.19           0.00
                                                                            2015         176.19         183.90           0.00
                                                                            2016         183.90         196.68           0.00
                                                                            2017         196.68         246.48           0.00
                                                                            2018         246.48         240.13           0.00
American Funds Growth-Income Investment Division+ (Class 2)................ 2009          58.03          74.39       1,841.59
                                                                            2010          74.39          80.97           0.62
                                                                            2011          80.97          77.64           0.00
                                                                            2012          77.64          89.09           0.00
                                                                            2013          89.09         116.17           0.00
                                                                            2014         116.17         125.54           0.00
                                                                            2015         125.54         124.41           0.00
                                                                            2016         124.41         135.52           0.00
                                                                            2017         135.52         162.01           0.00
                                                                            2018         162.01         155.40           0.00
Baillie Gifford International Stock Investment Division (Class E).......... 2009           9.44          11.26       3,627.63
                                                                            2010          11.26          11.80           3.54
                                                                            2011          11.80           9.23           0.00
                                                                            2012           9.23          10.78           0.00
                                                                            2013          10.78          12.16           0.00
                                                                            2014          12.16          11.52           0.00
                                                                            2015          11.52          11.02           0.00
                                                                            2016          11.02          11.35           0.00

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            2.20 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2017          11.35          14.98           0.00
                                                                               2018          14.98          12.15           0.00
BlackRock Bond Income Investment Division (Class E)........................... 2009          40.53          43.33       1,765.53
                                                                               2010          43.33          45.86           1.70
                                                                               2011          45.86          47.74           0.00
                                                                               2012          47.74          50.14           0.00
                                                                               2013          50.14          48.60           0.00
                                                                               2014          48.60          50.84           0.00
                                                                               2015          50.84          49.95           0.00
                                                                               2016          49.95          50.32           0.00
                                                                               2017          50.32          51.17           0.00
                                                                               2018          51.17          49.79           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class E)................. 2009          19.99          19.62           0.00
                                                                               2010          19.62          19.19           0.00
                                                                               2011          19.19          18.77           0.00
                                                                               2012          18.77          18.36           0.00
                                                                               2013          18.36          17.96           0.00
                                                                               2014          17.96          17.57           0.00
                                                                               2015          17.57          17.19           0.00
                                                                               2016          17.19          16.85           0.00
                                                                               2017          16.85          16.60           0.00
                                                                               2018          16.60          16.51           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)............... 2009          17.19          23.77         242.78
                                                                               2010          23.77          26.72           1.86
                                                                               2011          26.72          27.86           0.00
                                                                               2012          27.86          30.44           0.00
                                                                               2013          30.44          40.69           0.00
                                                                               2014          40.69          40.51           0.00
                                                                               2015          40.51          35.83           0.00
                                                                               2016          35.83          43.04           0.00
                                                                               2017          43.04          47.43           0.00
                                                                               2018          47.43          40.21           0.00
Brighthouse/Wellington Balanced Investment Division (Class E)................. 2009          27.75          31.80       3,356.31
                                                                               2010          31.80          34.05           1.38
                                                                               2011          34.05          34.54           0.00
                                                                               2012          34.54          37.90           0.00
                                                                               2013          37.90          44.63           0.00
                                                                               2014          44.63          48.21           0.00
                                                                               2015          48.21          48.30           0.00
                                                                               2016          48.30          50.47           0.00
                                                                               2017          50.47          56.76           0.00
                                                                               2018          56.76          53.36           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)..................................................................... 2009          20.86          26.90         194.89
                                                                               2010          26.90          29.43           2.12
                                                                               2011          29.43          27.58           0.00
                                                                               2012          27.58          30.41           0.00
                                                                               2013          30.41          39.72           0.00
                                                                               2014          39.72          42.92           0.00
                                                                               2015          42.92          42.94           0.00
                                                                               2016          42.94          45.01           0.00
                                                                               2017          45.01          52.36           0.00
                                                                               2018          52.36          51.09           0.00
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          40.71          47.51         989.59
                                                                               2010          47.51          52.36           1.33
                                                                               2011          52.36          51.37           0.00
                                                                               2012          51.37          57.08           0.00
                                                                               2013          57.08          74.98           0.00
                                                                               2014          74.98          83.41           0.00
                                                                               2015          83.41          85.30           0.00
                                                                               2016          85.30          90.44           0.00
                                                                               2017          90.44         107.97           0.00
                                                                               2018         107.97          99.04           0.00
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.50           5.87           0.00
                                                                               2010           5.87           7.11           5.92
                                                                               2011           7.11           7.20           0.00
                                                                               2012           7.20           8.35           0.00
                                                                               2013           8.35          11.91           0.00
                                                                               2014          11.91          13.86           0.00
                                                                               2015          13.86          13.02           0.00
                                                                               2016          13.02          13.10           0.00
                                                                               2017          13.10          15.19           0.00
                                                                               2018          15.19          13.82           0.00

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            2.20 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))........... 2009           3.89           5.25           0.00
                                                                              2010           5.25           5.51           2.27
                                                                              2011           5.51           5.85           0.00
Frontier Mid Cap Growth Investment Division (Class E)........................ 2009          23.37          34.11           0.00
                                                                              2010          34.11          38.44           0.51
                                                                              2011          38.44          36.41           0.00
                                                                              2012          36.41          39.46           0.00
                                                                              2013          39.46          51.19           0.00
                                                                              2014          51.19          55.56           0.00
                                                                              2015          55.56          55.83           0.00
                                                                              2016          55.83          57.49           0.00
                                                                              2017          57.49          70.35           0.00
                                                                              2018          70.35          64.82           0.00
Harris Oakmark International Investment Division (Class E)................... 2009          10.79          16.40       5,378.00
                                                                              2010          16.40          18.69           2.41
                                                                              2011          18.69          15.70           0.00
                                                                              2012          15.70          19.86           0.00
                                                                              2013          19.86          25.38           0.00
                                                                              2014          25.38          23.42           0.00
                                                                              2015          23.42          21.89           0.00
                                                                              2016          21.89          23.19           0.00
                                                                              2017          23.19          29.62           0.00
                                                                              2018          29.62          22.05           0.00
Invesco Small Cap Growth Investment Division (Class E)....................... 2009           9.22          12.08       1,051.30
                                                                              2010          12.08          14.93           2.78
                                                                              2011          14.93          14.46           0.00
                                                                              2012          14.46          16.73           0.00
                                                                              2013          16.73          22.98           0.00
                                                                              2014          22.98          24.28           0.00
                                                                              2015          24.28          23.37           0.00
                                                                              2016          23.37          25.51           0.00
                                                                              2017          25.51          31.30           0.00
                                                                              2018          31.30          27.88           0.00
Jennison Growth Investment Division (Class E)................................ 2009           3.18           4.35         363.30
                                                                              2010           4.35           4.74           3.91
                                                                              2011           4.74           4.65           0.00
                                                                              2012           4.65           5.26           0.00
                                                                              2013           5.26           7.04           0.00
                                                                              2014           7.04           7.50           0.00
                                                                              2015           7.50           8.12           0.00
                                                                              2016           8.12           7.94           0.00
                                                                              2017           7.94          10.66           0.00
                                                                              2018          10.66          10.45           0.00
Loomis Sayles Small Cap Core Investment Division (Class E)................... 2009          19.99          25.43          38.68
                                                                              2010          25.43          31.68           2.05
                                                                              2011          31.68          31.13           0.00
                                                                              2012          31.13          34.83           0.00
                                                                              2013          34.83          47.99           0.00
                                                                              2014          47.99          48.63           0.00
                                                                              2015          48.63          46.79           0.00
                                                                              2016          46.79          54.52           0.00
                                                                              2017          54.52          61.37           0.00
                                                                              2018          61.37          53.30           0.00
Loomis Sayles Small Cap Growth Investment Division (Class E)................. 2009           6.12           7.78       4,439.82
                                                                              2010           7.78          10.01           4.90
                                                                              2011          10.01          10.07           0.00
                                                                              2012          10.07          10.93           0.00
                                                                              2013          10.93          15.89           0.00
                                                                              2014          15.89          15.71           0.00
                                                                              2015          15.71          15.60           0.00
                                                                              2016          15.60          16.20           0.00
                                                                              2017          16.20          20.09           0.00
                                                                              2018          20.09          19.74           0.00
MetLife Aggregate Bond Index Investment Division (Class E)................... 2009          13.49          13.88      12,285.25
                                                                              2010          13.88          14.36           5.09
                                                                              2011          14.36          15.09           0.00
                                                                              2012          15.09          15.30           0.00
                                                                              2013          15.30          14.61           0.00
                                                                              2014          14.61          15.09           0.00
                                                                              2015          15.09          14.79           0.00
                                                                              2016          14.79          14.78           0.00
                                                                              2017          14.78          14.91           0.00

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               2.20 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2018          14.91
MetLife Mid Cap Stock Index Investment Division (Class E)........................ 2009           9.80
                                                                                  2010          13.12
                                                                                  2011          16.19
                                                                                  2012          15.50
                                                                                  2013          17.81
                                                                                  2014          23.17
                                                                                  2015          24.79
                                                                                  2016          23.63
                                                                                  2017          27.79
                                                                                  2018          31.49
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E)................... 2009           8.93
                                                                                  2010          11.23
                                                                                  2011          11.86
                                                                                  2012          10.14
                                                                                  2013          11.72
                                                                                  2014          13.94
                                                                                  2015          12.81
                                                                                  2016          12.38
                                                                                  2017          12.24
                                                                                  2018          14.95
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)................ 2009          10.94
                                                                                  2010          13.47
                                                                                  2011          16.69
                                                                                  2012          15.65
                                                                                  2013          17.77
                                                                                  2014          24.05
                                                                                  2015          24.68
                                                                                  2016          23.08
                                                                                  2017          27.34
                                                                                  2018          30.63
MetLife Stock Index Investment Division (Class E)................................ 2009          24.48
                                                                                  2010          30.19
                                                                                  2011          33.85
                                                                                  2012          33.68
                                                                                  2013          38.06
                                                                                  2014          49.09
                                                                                  2015          54.36
                                                                                  2016          53.72
                                                                                  2017          58.59
                                                                                  2018          69.56
MFS(Reg. TM) Research International Investment Division (Class E)................ 2009           9.61
                                                                                  2010          12.39
                                                                                  2011          13.52
                                                                                  2012          11.82
                                                                                  2013          13.51
                                                                                  2014          15.77
                                                                                  2015          14.37
                                                                                  2016          13.81
                                                                                  2017          13.41
                                                                                  2018          16.84
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          29.57
                                                                                  2010          34.23
                                                                                  2011          36.76
                                                                                  2012          36.74
                                                                                  2013          40.00
                                                                                  2014          46.45
                                                                                  2015          49.24
                                                                                  2016          47.98
                                                                                  2017          51.12
                                                                                  2018          56.10
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           8.50
                                                                                  2010          10.03
                                                                                  2011          10.92
                                                                                  2012          10.77
                                                                                  2013          12.26
                                                                                  2014          16.27
                                                                                  2015          17.61
                                                                                  2016          17.18
                                                                                  2017          19.19
                                                                                  2018          22.12
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           8.95
                                                                                  2010           9.74



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         14.54           0.00
MetLife Mid Cap Stock Index Investment Division (Class E)........................        13.12       3,748.36
                                                                                         16.19           2.83
                                                                                         15.50           0.00
                                                                                         17.81           0.00
                                                                                         23.17           0.00
                                                                                         24.79           0.00
                                                                                         23.63           0.00
                                                                                         27.79           0.00
                                                                                         31.49           0.00
                                                                                         27.27           0.00
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E)...................        11.23       4,791.75
                                                                                         11.86           4.41
                                                                                         10.14           0.00
                                                                                         11.72           0.00
                                                                                         13.94           0.00
                                                                                         12.81           0.00
                                                                                         12.38           0.00
                                                                                         12.24           0.00
                                                                                         14.95           0.00
                                                                                         12.56           0.00
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)................        13.47       4,123.89
                                                                                         16.69           1.62
                                                                                         15.65           0.00
                                                                                         17.77           0.00
                                                                                         24.05           0.00
                                                                                         24.68           0.00
                                                                                         23.08           0.00
                                                                                         27.34           0.00
                                                                                         30.63           0.00
                                                                                         26.64           0.00
MetLife Stock Index Investment Division (Class E)................................        30.19       8,194.37
                                                                                         33.85           1.95
                                                                                         33.68           0.00
                                                                                         38.06           0.00
                                                                                         49.09           0.00
                                                                                         54.36           0.00
                                                                                         53.72           0.00
                                                                                         58.59           0.00
                                                                                         69.56           0.00
                                                                                         64.82           0.00
MFS(Reg. TM) Research International Investment Division (Class E)................        12.39       3,764.65
                                                                                         13.52           6.05
                                                                                         11.82           0.00
                                                                                         13.51           0.00
                                                                                         15.77           0.00
                                                                                         14.37           0.00
                                                                                         13.81           0.00
                                                                                         13.41           0.00
                                                                                         16.84           0.00
                                                                                         14.18           0.00
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        34.23       1,670.50
                                                                                         36.76           1.64
                                                                                         36.74           0.00
                                                                                         40.00           0.00
                                                                                         46.45           0.00
                                                                                         49.24           0.00
                                                                                         47.98           0.00
                                                                                         51.12           0.00
                                                                                         56.10           0.00
                                                                                         51.68           0.00
MFS(Reg. TM) Value Investment Division (Class E).................................        10.03       2,141.45
                                                                                         10.92           1.52
                                                                                         10.77           0.00
                                                                                         12.26           0.00
                                                                                         16.27           0.00
                                                                                         17.61           0.00
                                                                                         17.18           0.00
                                                                                         19.19           0.00
                                                                                         22.12           0.00
                                                                                         19.43           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................         9.74       8,857.78
                                                                                         10.38           7.60

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            2.20 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2011          10.38          10.37           0.00
                                                                               2012          10.37          11.58           0.00
                                                                               2013          11.58          14.94           0.00
                                                                               2014          14.94          16.05           0.00
                                                                               2015          16.05          14.75           0.00
                                                                               2016          14.75          17.04           0.00
                                                                               2017          17.04          17.93           0.00
                                                                               2018          17.93          17.25           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................ 2009          17.11          20.37         361.13
                                                                               2010          20.37          22.79           3.39
                                                                               2011          22.79          20.89           0.00
                                                                               2012          20.89          23.62           0.00
                                                                               2013          23.62          25.95           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)................... 2010          11.83          13.68           0.00
                                                                               2011          13.68          12.46           0.00
                                                                               2012          12.46          13.34           0.00
                                                                               2013          13.34          18.15           0.00
                                                                               2014          18.15          17.96           0.00
                                                                               2015          17.96          16.69           0.00
                                                                               2016          16.69          14.97           0.00
                                                                               2017          14.97          20.51           0.00
                                                                               2018          20.51          22.12           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).......................... 2009           8.29          10.85       4,387.83
                                                                               2010          10.85          11.71           0.00
Neuberger Berman Genesis Investment Division (Class E)........................ 2009          11.54          12.74      10,200.31
                                                                               2010          12.74          15.14           4.15
                                                                               2011          15.14          15.64           0.00
                                                                               2012          15.64          16.81           0.00
                                                                               2013          16.81          22.76           0.00
                                                                               2014          22.76          22.22           0.00
                                                                               2015          22.22          21.83           0.00
                                                                               2016          21.83          25.31           0.00
                                                                               2017          25.31          28.63           0.00
                                                                               2018          28.63          26.07           0.00
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E))........................................ 2009           9.06          12.14           0.00
                                                                               2010          12.14          14.62           5.75
                                                                               2011          14.62          13.54           0.00
                                                                               2012          13.54          13.97           0.00
                                                                               2013          13.97          15.11           0.00
Oppenheimer Global Equity Investment Division* (Class E)...................... 2009          10.93          14.98       1,564.57
                                                                               2010          14.98          17.01           3.31
                                                                               2011          17.01          15.24           0.00
                                                                               2012          15.24          18.09           0.00
                                                                               2013          18.09          22.53           0.00
                                                                               2014          22.53          22.53           0.00
                                                                               2015          22.53          22.93           0.00
                                                                               2016          22.93          22.50           0.00
                                                                               2017          22.50          30.14           0.00
                                                                               2018          30.14          25.63           0.00
PIMCO Total Return Investment Division (Class E).............................. 2009          12.35          14.29       4,893.70
                                                                               2010          14.29          15.13           4.19
                                                                               2011          15.13          15.30           0.00
                                                                               2012          15.30          16.35           0.00
                                                                               2013          16.35          15.70           0.00
                                                                               2014          15.70          16.03           0.00
                                                                               2015          16.03          15.69           0.00
                                                                               2016          15.69          15.77           0.00
                                                                               2017          15.77          16.14           0.00
                                                                               2018          16.14          15.77           0.00
T. Rowe Price Large Cap Growth Investment Division (Class E).................. 2009           8.07          11.31       6,680.93
                                                                               2010          11.31          12.93           6.14
                                                                               2011          12.93          12.49           0.00
                                                                               2012          12.49          14.52           0.00
                                                                               2013          14.52          19.72           0.00
                                                                               2014          19.72          21.02           0.00
                                                                               2015          21.02          22.75           0.00
                                                                               2016          22.75          22.61           0.00
                                                                               2017          22.61          29.56           0.00
                                                                               2018          29.56          28.61           0.00
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))................................. 2009           3.30           5.15       8,819.45

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           2.20 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2010           5.15           6.45           7.63
                                                                             2011           6.45           5.68           0.00
                                                                             2012           5.68           6.25           0.00
                                                                             2013           6.25           6.52           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E).................. 2009           5.49           7.82       2,771.87
                                                                             2010           7.82           9.78           7.92
                                                                             2011           9.78           9.42           0.00
                                                                             2012           9.42          10.49           0.00
                                                                             2013          10.49          14.02           0.00
                                                                             2014          14.02          15.49           0.00
                                                                             2015          15.49          16.17           0.00
                                                                             2016          16.17          16.83           0.00
                                                                             2017          16.83          20.55           0.00
                                                                             2018          20.55          19.68           0.00
T. Rowe Price Small Cap Growth Investment Division (Class E)................ 2009           9.15          12.42       2,541.62
                                                                             2010          12.42          16.36           2.92
                                                                             2011          16.36          16.26           0.00
                                                                             2012          16.26          18.46           0.00
                                                                             2013          18.46          26.06           0.00
                                                                             2014          26.06          27.20           0.00
                                                                             2015          27.20          27.30           0.00
                                                                             2016          27.30          29.79           0.00
                                                                             2017          29.79          35.76           0.00
                                                                             2018          35.76          32.64           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))......................... 2009          12.90          18.65       2,352.99
                                                                             2010          18.65          23.02           0.51
                                                                             2011          23.02          21.04           0.00
                                                                             2012          21.04          23.22           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E)................ 2012          23.10          23.63           0.00
                                                                             2013          23.63          30.16           0.00
                                                                             2014          30.16          32.37           0.00
                                                                             2015          32.37          28.86           0.00
                                                                             2016          28.86          32.65           0.00
                                                                             2017          32.65          35.00           0.00
                                                                             2018          35.00          30.78           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2009          15.99          20.64         217.84
                                                                             2010          20.64          22.74           2.38
                                                                             2011          22.74          23.57           0.00
                                                                             2012          23.57          25.66           0.00
                                                                             2013          25.66          25.33           0.00
                                                                             2014          25.33          26.12           0.00
                                                                             2015          26.12          25.07           0.00
                                                                             2016          25.07          26.60           0.00
                                                                             2017          26.60          28.10           0.00
                                                                             2018          28.10          26.41           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))......................................................... 2009          10.92          14.62       1,603.48
                                                                             2010          14.62          16.17           1.01
                                                                             2011          16.17          16.56           0.00
                                                                             2012          16.56          18.30           0.00
                                                                             2013          18.30          19.35           0.00
                                                                             2014          19.35          19.85           0.00
                                                                             2015          19.85          19.02           0.00
                                                                             2016          19.02          19.56           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          14.71          14.99       3,972.02
                                                                             2010          14.99          15.50           3.79
                                                                             2011          15.50          15.96           0.00
                                                                             2012          15.96          16.10           0.00
                                                                             2013          16.10          15.64           0.00
                                                                             2014          15.64          15.69           0.00
                                                                             2015          15.69          15.41           0.00
                                                                             2016          15.41          15.25           0.00
                                                                             2017          15.25          15.19           0.00
                                                                             2018          15.19          14.97           0.00

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                                 2.25 SEPARATE ACCOUNT CHARGE
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2009          12.61          13.86           0.00
                                                                            2010          13.86          14.40           0.00
                                                                            2011          14.40          14.92           0.00
                                                                            2012          14.92          15.35           0.00
                                                                            2013          15.35          14.66           0.00
                                                                            2014          14.66          15.07           0.00
                                                                            2015          15.07          14.75           0.00
                                                                            2016          14.75          14.82           0.00
                                                                            2017          14.82          15.00           0.00
                                                                            2018          15.00          14.54           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2009          14.55          22.91          15.75
                                                                            2010          22.91          27.39          17.22
                                                                            2011          27.39          21.62          15.24
                                                                            2012          21.62          24.94          14.95
                                                                            2013          24.94          31.24          14.74
                                                                            2014          31.24          31.14          14.54
                                                                            2015          31.14          30.48          14.35
                                                                            2016          30.48          30.39          14.13
                                                                            2017          30.39          37.35          13.94
                                                                            2018          37.35          32.61          13.77
American Funds Growth Investment Division+ (Class 2)....................... 2009          76.05         103.51           0.00
                                                                            2010         103.51         119.94           0.00
                                                                            2011         119.94         112.09           0.00
                                                                            2012         112.09         129.00           0.00
                                                                            2013         129.00         163.85           0.00
                                                                            2014         163.85         173.58           0.00
                                                                            2015         173.58         181.08           0.00
                                                                            2016         181.08         193.56           0.00
                                                                            2017         193.56         242.46           0.00
                                                                            2018         242.46         236.09           0.00
American Funds Growth-Income Investment Division+ (Class 2)................ 2009          57.34          73.47          84.09
                                                                            2010          73.47          79.92          56.72
                                                                            2011          79.92          76.60          56.64
                                                                            2012          76.60          87.85          50.36
                                                                            2013          87.85         114.50          42.02
                                                                            2014         114.50         123.68          37.94
                                                                            2015         123.68         122.50          38.12
                                                                            2016         122.50         133.37           0.00
                                                                            2017         133.37         159.37           0.00
                                                                            2018         159.37         152.79           0.00
Baillie Gifford International Stock Investment Division (Class E).......... 2009           9.36          11.16           0.00
                                                                            2010          11.16          11.68           0.00
                                                                            2011          11.68           9.14           0.00
                                                                            2012           9.14          10.67           0.00
                                                                            2013          10.67          12.03           0.00
                                                                            2014          12.03          11.38           0.00
                                                                            2015          11.38          10.89           0.00
                                                                            2016          10.89          11.21           0.00
                                                                            2017          11.21          14.78           0.00
                                                                            2018          14.78          11.98           0.00
BlackRock Bond Income Investment Division (Class E)........................ 2009          40.01          42.76           0.00
                                                                            2010          42.76          45.23           0.00
                                                                            2011          45.23          47.06           0.00
                                                                            2012          47.06          49.41           0.00
                                                                            2013          49.41          47.87           0.00
                                                                            2014          47.87          50.04           0.00
                                                                            2015          50.04          49.14           0.00
                                                                            2016          49.14          49.48           0.00
                                                                            2017          49.48          50.29           0.00
                                                                            2018          50.29          48.91           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class E).............. 2009          19.74          19.36       1,562.69
                                                                            2010          19.36          18.93       1,632.64
                                                                            2011          18.93          18.51       1,626.13
                                                                            2012          18.51          18.10       1,705.43
                                                                            2013          18.10          17.69       1,828.06
                                                                            2014          17.69          17.30       1,884.22
                                                                            2015          17.30          16.91       1,904.52
                                                                            2016          16.91          16.57           0.00
                                                                            2017          16.57          16.32           0.00
                                                                            2018          16.32          16.22           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)............ 2009          17.06          23.58           0.00
                                                                            2010          23.58          26.48           0.00
                                                                            2011          26.48          27.60           0.00
                                                                            2012          27.60          30.14           0.00

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            2.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          30.14          40.27           0.00
                                                                               2014          40.27          40.07           0.00
                                                                               2015          40.07          35.43           0.00
                                                                               2016          35.43          42.53           0.00
                                                                               2017          42.53          46.85           0.00
                                                                               2018          46.85          39.70           0.00
Brighthouse/Wellington Balanced Investment Division (Class E)................. 2009          27.44          31.43           0.00
                                                                               2010          31.43          33.64           0.00
                                                                               2011          33.64          34.10           0.00
                                                                               2012          34.10          37.40           0.00
                                                                               2013          37.40          44.02           0.00
                                                                               2014          44.02          47.53           0.00
                                                                               2015          47.53          47.59           0.00
                                                                               2016          47.59          49.71           0.00
                                                                               2017          49.71          55.87           0.00
                                                                               2018          55.87          52.50           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)..................................................................... 2009          20.71          26.70           0.00
                                                                               2010          26.70          29.19           0.00
                                                                               2011          29.19          27.35           0.00
                                                                               2012          27.35          30.13           0.00
                                                                               2013          30.13          39.34           0.00
                                                                               2014          39.34          42.49           0.00
                                                                               2015          42.49          42.48           0.00
                                                                               2016          42.48          44.51           0.00
                                                                               2017          44.51          51.76           0.00
                                                                               2018          51.76          50.47           0.00
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          40.19          46.88           0.00
                                                                               2010          46.88          51.65           0.00
                                                                               2011          51.65          50.65           0.00
                                                                               2012          50.65          56.25           0.00
                                                                               2013          56.25          73.85           0.00
                                                                               2014          73.85          82.11           0.00
                                                                               2015          82.11          83.92           0.00
                                                                               2016          83.92          88.93           0.00
                                                                               2017          88.93         106.12           0.00
                                                                               2018         106.12          97.29           0.00
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.48           5.84           0.00
                                                                               2010           5.84           7.07           0.00
                                                                               2011           7.07           7.16           0.00
                                                                               2012           7.16           8.30           0.00
                                                                               2013           8.30          11.84           0.00
                                                                               2014          11.84          13.77           0.00
                                                                               2015          13.77          12.92           0.00
                                                                               2016          12.92          12.99           0.00
                                                                               2017          12.99          15.06           0.00
                                                                               2018          15.06          13.70           0.00
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))............ 2009           3.87           5.22           0.00
                                                                               2010           5.22           5.48           0.00
                                                                               2011           5.48           5.81           0.00
Frontier Mid Cap Growth Investment Division (Class E)......................... 2009          23.13          33.74           0.00
                                                                               2010          33.74          38.01           0.00
                                                                               2011          38.01          35.98           0.00
                                                                               2012          35.98          38.98           0.00
                                                                               2013          38.98          50.54           0.00
                                                                               2014          50.54          54.83           0.00
                                                                               2015          54.83          55.07           0.00
                                                                               2016          55.07          56.67           0.00
                                                                               2017          56.67          69.31           0.00
                                                                               2018          69.31          63.84           0.00
Harris Oakmark International Investment Division (Class E).................... 2009          10.76          16.33          43.58
                                                                               2010          16.33          18.60          45.93
                                                                               2011          18.60          15.62          42.12
                                                                               2012          15.62          19.74          41.34
                                                                               2013          19.74          25.22          40.75
                                                                               2014          25.22          23.26          40.20
                                                                               2015          23.26          21.73          39.68
                                                                               2016          21.73          23.02          39.07
                                                                               2017          23.02          29.38          38.55
                                                                               2018          29.38          21.86           0.00
Invesco Small Cap Growth Investment Division (Class E)........................ 2009           9.18          12.03           0.00
                                                                               2010          12.03          14.86           0.00

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         2.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2011          14.86          14.38           0.00
                                                                         2012          14.38          16.64           0.00
                                                                         2013          16.64          22.84           0.00
                                                                         2014          22.84          24.12           0.00
                                                                         2015          24.12          23.21           0.00
                                                                         2016          23.21          25.31           0.00
                                                                         2017          25.31          31.05           0.00
                                                                         2018          31.05          27.64           0.00
Jennison Growth Investment Division (Class E)........................... 2009           3.16           4.33           0.00
                                                                         2010           4.33           4.71           0.00
                                                                         2011           4.71           4.62           0.00
                                                                         2012           4.62           5.22           0.00
                                                                         2013           5.22           7.00           0.00
                                                                         2014           7.00           7.45           0.00
                                                                         2015           7.45           8.06           0.00
                                                                         2016           8.06           7.88           0.00
                                                                         2017           7.88          10.56           0.00
                                                                         2018          10.56          10.35           0.00
Loomis Sayles Small Cap Core Investment Division (Class E).............. 2009          19.84          25.24           0.00
                                                                         2010          25.24          31.42           0.00
                                                                         2011          31.42          30.86           0.00
                                                                         2012          30.86          34.51           0.00
                                                                         2013          34.51          47.52           0.00
                                                                         2014          47.52          48.13           0.00
                                                                         2015          48.13          46.29           0.00
                                                                         2016          46.29          53.90           0.00
                                                                         2017          53.90          60.65           0.00
                                                                         2018          60.65          52.65           0.00
Loomis Sayles Small Cap Growth Investment Division (Class E)............ 2009           6.10           7.75           0.00
                                                                         2010           7.75           9.96           0.00
                                                                         2011           9.96          10.02           0.00
                                                                         2012          10.02          10.87           0.00
                                                                         2013          10.87          15.79           0.00
                                                                         2014          15.79          15.60           0.00
                                                                         2015          15.60          15.49           0.00
                                                                         2016          15.49          16.08           0.00
                                                                         2017          16.08          19.92           0.00
                                                                         2018          19.92          19.56           0.00
MetLife Aggregate Bond Index Investment Division (Class E).............. 2009          13.42          13.80       3,187.82
                                                                         2010          13.80          14.28       3,254.04
                                                                         2011          14.28          14.99       3,202.76
                                                                         2012          14.99          15.20       3,486.26
                                                                         2013          15.20          14.50       3,973.26
                                                                         2014          14.50          14.97       4,024.47
                                                                         2015          14.97          14.66       4,231.20
                                                                         2016          14.66          14.65       3,725.54
                                                                         2017          14.65          14.77       4,203.89
                                                                         2018          14.77          14.39       4,481.09
MetLife Mid Cap Stock Index Investment Division (Class E)............... 2009           9.75          13.06         433.11
                                                                         2010          13.06          16.10         408.75
                                                                         2011          16.10          15.41         406.64
                                                                         2012          15.41          17.70         384.77
                                                                         2013          17.70          23.01         333.01
                                                                         2014          23.01          24.61         339.18
                                                                         2015          24.61          23.44         327.03
                                                                         2016          23.44          27.57         278.45
                                                                         2017          27.57          31.21         260.28
                                                                         2018          31.21          27.02         254.07
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E).......... 2009           8.88          11.16         980.53
                                                                         2010          11.16          11.79       1,020.13
                                                                         2011          11.79          10.08       1,145.42
                                                                         2012          10.08          11.64       1,192.12
                                                                         2013          11.64          13.84       1,089.61
                                                                         2014          13.84          12.70       1,217.89
                                                                         2015          12.70          12.28       1,233.45
                                                                         2016          12.28          12.13       1,172.43
                                                                         2017          12.13          14.80       1,070.65
                                                                         2018          14.80          12.44       1,161.53
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)....... 2009          10.89          13.40           0.00
                                                                         2010          13.40          16.59           0.00
                                                                         2011          16.59          15.54           0.00
                                                                         2012          15.54          17.64           0.00
                                                                         2013          17.64          23.87           0.00
                                                                         2014          23.87          24.48           0.00

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               2.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015          24.48
                                                                                  2016          22.89
                                                                                  2017          27.10
                                                                                  2018          30.34
MetLife Stock Index Investment Division (Class E)................................ 2009          24.25
                                                                                  2010          29.89
                                                                                  2011          33.50
                                                                                  2012          33.31
                                                                                  2013          37.63
                                                                                  2014          48.51
                                                                                  2015          53.69
                                                                                  2016          53.03
                                                                                  2017          57.82
                                                                                  2018          68.61
MFS(Reg. TM) Research International Investment Division (Class E)................ 2009           9.59
                                                                                  2010          12.35
                                                                                  2011          13.47
                                                                                  2012          11.77
                                                                                  2013          13.45
                                                                                  2014          15.70
                                                                                  2015          14.30
                                                                                  2016          13.73
                                                                                  2017          13.33
                                                                                  2018          16.73
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          29.25
                                                                                  2010          33.84
                                                                                  2011          36.33
                                                                                  2012          36.29
                                                                                  2013          39.49
                                                                                  2014          45.83
                                                                                  2015          48.56
                                                                                  2016          47.29
                                                                                  2017          50.37
                                                                                  2018          55.24
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           8.46
                                                                                  2010           9.98
                                                                                  2011          10.85
                                                                                  2012          10.70
                                                                                  2013          12.17
                                                                                  2014          16.15
                                                                                  2015          17.47
                                                                                  2016          17.03
                                                                                  2017          19.02
                                                                                  2018          21.91
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           8.92
                                                                                  2010           9.70
                                                                                  2011          10.34
                                                                                  2012          10.32
                                                                                  2013          11.52
                                                                                  2014          14.86
                                                                                  2015          15.95
                                                                                  2016          14.65
                                                                                  2017          16.92
                                                                                  2018          17.79
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................... 2009          16.98
                                                                                  2010          20.20
                                                                                  2011          22.59
                                                                                  2012          20.70
                                                                                  2013          23.39
Morgan Stanley Mid Cap Growth Investment Division (Class E)...................... 2010          11.76
                                                                                  2011          13.58
                                                                                  2012          12.37
                                                                                  2013          13.24
                                                                                  2014          18.00
                                                                                  2015          17.80
                                                                                  2016          16.54
                                                                                  2017          14.82
                                                                                  2018          20.30
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E))............................. 2009           8.24
                                                                                  2010          10.78
Neuberger Berman Genesis Investment Division (Class E)........................... 2009          11.49



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         22.89           0.00
                                                                                         27.10           0.00
                                                                                         30.34           0.00
                                                                                         26.37          31.33
MetLife Stock Index Investment Division (Class E)................................        29.89       1,703.90
                                                                                         33.50       1,691.50
                                                                                         33.31       1,678.45
                                                                                         37.63       1,558.65
                                                                                         48.51       1,445.03
                                                                                         53.69       1,397.41
                                                                                         53.03       1,342.92
                                                                                         57.82       1,151.73
                                                                                         68.61       1,067.11
                                                                                         63.90         995.91
MFS(Reg. TM) Research International Investment Division (Class E)................        12.35           0.00
                                                                                         13.47           0.00
                                                                                         11.77           0.00
                                                                                         13.45           0.00
                                                                                         15.70           0.00
                                                                                         14.30           0.00
                                                                                         13.73           0.00
                                                                                         13.33           0.00
                                                                                         16.73           0.00
                                                                                         14.08           0.00
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        33.84           0.00
                                                                                         36.33           0.00
                                                                                         36.29           0.00
                                                                                         39.49           0.00
                                                                                         45.83           0.00
                                                                                         48.56           0.00
                                                                                         47.29           0.00
                                                                                         50.37           0.00
                                                                                         55.24           0.00
                                                                                         50.87           0.00
MFS(Reg. TM) Value Investment Division (Class E).................................         9.98           0.00
                                                                                         10.85           3.12
                                                                                         10.70           0.00
                                                                                         12.17           0.00
                                                                                         16.15           0.00
                                                                                         17.47           0.00
                                                                                         17.03           0.00
                                                                                         19.02           0.00
                                                                                         21.91           0.00
                                                                                         19.23          20.84
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................         9.70          29.36
                                                                                         10.34          30.65
                                                                                         10.32          28.38
                                                                                         11.52          27.86
                                                                                         14.86          27.45
                                                                                         15.95          27.09
                                                                                         14.65          26.74
                                                                                         16.92          26.33
                                                                                         17.79          25.98
                                                                                         17.11           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))...................................................        20.20           0.00
                                                                                         22.59           0.73
                                                                                         20.70           0.00
                                                                                         23.39           0.00
                                                                                         25.69           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)......................        13.58           0.00
                                                                                         12.37           0.00
                                                                                         13.24           0.00
                                                                                         18.00           0.00
                                                                                         17.80           0.00
                                                                                         16.54           0.00
                                                                                         14.82           0.00
                                                                                         20.30           0.00
                                                                                         21.88           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).............................        10.78           0.00
                                                                                         11.63           0.00
Neuberger Berman Genesis Investment Division (Class E)...........................        12.68           0.00

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                          2.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                       YEAR        END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                         YEAR    UNIT VALUE     UNIT VALUE        YEAR
-------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                           2010          12.68          15.06           0.00
                                                                           2011          15.06          15.55           0.00
                                                                           2012          15.55          16.70           0.00
                                                                           2013          16.70          22.60           0.00
                                                                           2014          22.60          22.06           0.00
                                                                           2015          22.06          21.66           0.00
                                                                           2016          21.66          25.10           0.00
                                                                           2017          25.10          28.38           0.00
                                                                           2018          28.38          25.83           0.00
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E)).................................... 2009           9.03          12.09           0.00
                                                                           2010          12.09          14.55           0.00
                                                                           2011          14.55          13.48           0.00
                                                                           2012          13.48          13.89           0.00
                                                                           2013          13.89          15.02           0.00
Oppenheimer Global Equity Investment Division* (Class E).................. 2009          10.86          14.88           0.00
                                                                           2010          14.88          16.89           0.00
                                                                           2011          16.89          15.13           0.00
                                                                           2012          15.13          17.95           0.00
                                                                           2013          17.95          22.34           0.00
                                                                           2014          22.34          22.33           0.00
                                                                           2015          22.33          22.71           0.00
                                                                           2016          22.71          22.28           0.00
                                                                           2017          22.28          29.83           0.00
                                                                           2018          29.83          25.35           0.00
PIMCO Total Return Investment Division (Class E).......................... 2009          12.30          14.22         303.43
                                                                           2010          14.22          15.05         143.46
                                                                           2011          15.05          15.21           0.00
                                                                           2012          15.21          16.25           0.00
                                                                           2013          16.25          15.60           0.00
                                                                           2014          15.60          15.92           0.00
                                                                           2015          15.92          15.58           0.00
                                                                           2016          15.58          15.64           0.00
                                                                           2017          15.64          16.00           0.00
                                                                           2018          16.00          15.62           0.00
T. Rowe Price Large Cap Growth Investment Division (Class E).............. 2009           8.03          11.24         394.44
                                                                           2010          11.24          12.85         346.66
                                                                           2011          12.85          12.41         346.76
                                                                           2012          12.41          14.42         307.91
                                                                           2013          14.42          19.58         245.92
                                                                           2014          19.58          20.85         225.83
                                                                           2015          20.85          22.55         208.12
                                                                           2016          22.55          22.41           0.00
                                                                           2017          22.41          29.28           0.00
                                                                           2018          29.28          28.33           0.00
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))............................. 2009           3.29           5.13           0.00
                                                                           2010           5.13           6.42           0.00
                                                                           2011           6.42           5.65           0.00
                                                                           2012           5.65           6.21           0.00
                                                                           2013           6.21           6.48           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E)................ 2009           5.47           7.78           0.00
                                                                           2010           7.78           9.74           0.00
                                                                           2011           9.74           9.36           0.00
                                                                           2012           9.36          10.42           0.00
                                                                           2013          10.42          13.93           0.00
                                                                           2014          13.93          15.38           0.00
                                                                           2015          15.38          16.05           0.00
                                                                           2016          16.05          16.69           0.00
                                                                           2017          16.69          20.38           0.00
                                                                           2018          20.38          19.50           0.00
T. Rowe Price Small Cap Growth Investment Division (Class E).............. 2009           9.09          12.34           0.00
                                                                           2010          12.34          16.25           0.00
                                                                           2011          16.25          16.14           0.00
                                                                           2012          16.14          18.31           0.00
                                                                           2013          18.31          25.84           0.00
                                                                           2014          25.84          26.96           0.00
                                                                           2015          26.96          27.04           0.00
                                                                           2016          27.04          29.50           0.00
                                                                           2017          29.50          35.39           0.00
                                                                           2018          35.39          32.29           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))....................... 2009          12.83          18.55           0.00
                                                                           2010          18.55          22.88           0.00

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           2.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          22.88          20.90           0.00
                                                                             2012          20.90          23.06           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E)................ 2012          22.95          23.46           0.00
                                                                             2013          23.46          29.93           0.00
                                                                             2014          29.93          32.11           0.00
                                                                             2015          32.11          28.61           0.00
                                                                             2016          28.61          32.35           0.00
                                                                             2017          32.35          34.67           0.00
                                                                             2018          34.67          30.47           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2009          15.87          20.49           0.00
                                                                             2010          20.49          22.56           0.00
                                                                             2011          22.56          23.37           0.00
                                                                             2012          23.37          25.43           0.00
                                                                             2013          25.43          25.09           0.00
                                                                             2014          25.09          25.86           0.00
                                                                             2015          25.86          24.80           0.00
                                                                             2016          24.80          26.31           0.00
                                                                             2017          26.31          27.78           0.00
                                                                             2018          27.78          26.09           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))......................................................... 2009          10.85          14.53         295.22
                                                                             2010          14.53          16.05         139.03
                                                                             2011          16.05          16.43           0.00
                                                                             2012          16.43          18.16           0.00
                                                                             2013          18.16          19.19           0.00
                                                                             2014          19.19          19.68           0.00
                                                                             2015          19.68          18.84           0.00
                                                                             2016          18.84          19.37           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          14.61          14.88           0.00
                                                                             2010          14.88          15.37           0.00
                                                                             2011          15.37          15.83           0.00
                                                                             2012          15.83          15.96           0.00
                                                                             2013          15.96          15.49           0.00
                                                                             2014          15.49          15.53           0.00
                                                                             2015          15.53          15.25           0.00
                                                                             2016          15.25          15.08           0.00
                                                                             2017          15.08          15.01           0.00
                                                                             2018          15.01          14.79           0.00

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                                 2.30 SEPARATE ACCOUNT CHARGE
                                                                                    BEGINNING OF                   NUMBER OF
                                                                                        YEAR        END OF YEAR   ACCUMULATION
                                                                                    ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                          YEAR    UNIT VALUE     UNIT VALUE        YEAR
--------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2009          12.53          13.77       7,029.29
                                                                            2010          13.77          14.30           4.73
                                                                            2011          14.30          14.81           0.00
                                                                            2012          14.81          15.23           0.00
                                                                            2013          15.23          14.54           0.00
                                                                            2014          14.54          14.93           0.00
                                                                            2015          14.93          14.61           0.00
                                                                            2016          14.61          14.68           0.00
                                                                            2017          14.68          14.85           0.00
                                                                            2018          14.85          14.39           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2).. 2009          14.47          22.78      22,122.14
                                                                            2010          22.78          27.21       6,180.50
                                                                            2011          27.21          21.47           0.00
                                                                            2012          21.47          24.76           0.00
                                                                            2013          24.76          30.99           0.00
                                                                            2014          30.99          30.88           0.00
                                                                            2015          30.88          30.22           0.00
                                                                            2016          30.22          30.10           0.00
                                                                            2017          30.10          36.98           0.00
                                                                            2018          36.98          32.28           0.00
American Funds Growth Investment Division+ (Class 2)....................... 2009          75.11         102.18       8,780.01
                                                                            2010         102.18         118.33       1,750.10
                                                                            2011         118.33         110.54           0.00
                                                                            2012         110.54         127.14           0.00
                                                                            2013         127.14         161.42           0.00
                                                                            2014         161.42         170.91           0.00
                                                                            2015         170.91         178.21           0.00
                                                                            2016         178.21         190.40           0.00
                                                                            2017         190.40         238.38           0.00
                                                                            2018         238.38         232.00           0.00
American Funds Growth-Income Investment Division+ (Class 2)................ 2009          56.63          72.52      10,577.71
                                                                            2010          72.52          78.85       2,314.64
                                                                            2011          78.85          75.54           0.00
                                                                            2012          75.54          86.59           0.00
                                                                            2013          86.59         112.80           0.00
                                                                            2014         112.80         121.78           0.00
                                                                            2015         121.78         120.56           0.00
                                                                            2016         120.56         131.20           0.00
                                                                            2017         131.20         156.69           0.00
                                                                            2018         156.69         150.14           0.00
Baillie Gifford International Stock Investment Division (Class E).......... 2009           9.27          11.06       2,143.16
                                                                            2010          11.06          11.57           7.45
                                                                            2011          11.57           9.04           0.00
                                                                            2012           9.04          10.55           0.00
                                                                            2013          10.55          11.89           0.00
                                                                            2014          11.89          11.25           0.00
                                                                            2015          11.25          10.76           0.00
                                                                            2016          10.76          11.06           0.00
                                                                            2017          11.06          14.59           0.00
                                                                            2018          14.59          11.82           0.00
BlackRock Bond Income Investment Division (Class E)........................ 2009          39.51          42.20       1,325.39
                                                                            2010          42.20          44.61         251.27
                                                                            2011          44.61          46.40           0.00
                                                                            2012          46.40          48.68           0.00
                                                                            2013          48.68          47.14           0.00
                                                                            2014          47.14          49.26           0.00
                                                                            2015          49.26          48.35           0.00
                                                                            2016          48.35          48.66           0.00
                                                                            2017          48.66          49.43           0.00
                                                                            2018          49.43          48.05           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class E).............. 2009          19.49          19.11          79.05
                                                                            2010          19.11          18.67           2.97
                                                                            2011          18.67          18.25           0.00
                                                                            2012          18.25          17.83           0.00
                                                                            2013          17.83          17.43           0.00
                                                                            2014          17.43          17.03           0.00
                                                                            2015          17.03          16.64           0.00
                                                                            2016          16.64          16.30           0.00
                                                                            2017          16.30          16.04           0.00
                                                                            2018          16.04          15.94           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class E)............ 2009          16.93          23.38       9,514.53
                                                                            2010          23.38          26.25       3,485.99
                                                                            2011          26.25          27.34           0.00
                                                                            2012          27.34          29.84           0.00

                           GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                            2.30 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          29.84          39.86           0.00
                                                                               2014          39.86          39.64           0.00
                                                                               2015          39.64          35.03           0.00
                                                                               2016          35.03          42.03           0.00
                                                                               2017          42.03          46.28           0.00
                                                                               2018          46.28          39.19           0.00
Brighthouse/Wellington Balanced Investment Division (Class E)................. 2009          27.14          31.07      16,953.77
                                                                               2010          31.07          33.23       1,465.17
                                                                               2011          33.23          33.67           0.00
                                                                               2012          33.67          36.90           0.00
                                                                               2013          36.90          43.42           0.00
                                                                               2014          43.42          46.85           0.00
                                                                               2015          46.85          46.89           0.00
                                                                               2016          46.89          48.95           0.00
                                                                               2017          48.95          55.00           0.00
                                                                               2018          55.00          51.66           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class E)..................................................................... 2009          20.57          26.50      10,838.38
                                                                               2010          26.50          28.95       1,477.05
                                                                               2011          28.95          27.11           0.00
                                                                               2012          27.11          29.86           0.00
                                                                               2013          29.86          38.97           0.00
                                                                               2014          38.97          42.06           0.00
                                                                               2015          42.06          42.04           0.00
                                                                               2016          42.04          44.02           0.00
                                                                               2017          44.02          51.16           0.00
                                                                               2018          51.16          49.87           0.00
Brighthouse/Wellington Large Cap Research Investment Division (Class E)....... 2009          39.68          46.26       3,250.40
                                                                               2010          46.26          50.94       1,284.02
                                                                               2011          50.94          49.93           0.00
                                                                               2012          49.93          55.42           0.00
                                                                               2013          55.42          72.73           0.00
                                                                               2014          72.73          80.82           0.00
                                                                               2015          80.82          82.57           0.00
                                                                               2016          82.57          87.45           0.00
                                                                               2017          87.45         104.30           0.00
                                                                               2018         104.30          95.58           0.00
ClearBridge Aggressive Growth Investment Division (Class E)................... 2009           4.47           5.82       3,192.25
                                                                               2010           5.82           7.04           3.58
                                                                               2011           7.04           7.12           0.00
                                                                               2012           7.12           8.25           0.00
                                                                               2013           8.25          11.76           0.00
                                                                               2014          11.76          13.67           0.00
                                                                               2015          13.67          12.83           0.00
                                                                               2016          12.83          12.89           0.00
                                                                               2017          12.89          14.94           0.00
                                                                               2018          14.94          13.58           0.00
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class E) and
before that Legg Mason Value Equity Investment Division (Class E))............ 2009           3.85           5.19         152.52
                                                                               2010           5.19           5.45           7.31
                                                                               2011           5.45           5.78           0.00
Frontier Mid Cap Growth Investment Division (Class E)......................... 2009          22.89          33.38       3,514.33
                                                                               2010          33.38          37.58       1,039.68
                                                                               2011          37.58          35.55           0.00
                                                                               2012          35.55          38.50           0.00
                                                                               2013          38.50          49.89           0.00
                                                                               2014          49.89          54.10           0.00
                                                                               2015          54.10          54.31           0.00
                                                                               2016          54.31          55.86           0.00
                                                                               2017          55.86          68.29           0.00
                                                                               2018          68.29          62.86           0.00
Harris Oakmark International Investment Division (Class E).................... 2009          10.72          16.26       8,383.57
                                                                               2010          16.26          18.52       6,189.93
                                                                               2011          18.52          15.54           0.00
                                                                               2012          15.54          19.63           0.00
                                                                               2013          19.63          25.07           0.00
                                                                               2014          25.07          23.11           0.00
                                                                               2015          23.11          21.58           0.00
                                                                               2016          21.58          22.84           0.00
                                                                               2017          22.84          29.14           0.00
                                                                               2018          29.14          21.68           0.00
Invesco Small Cap Growth Investment Division (Class E)........................ 2009           9.15          11.98       5,257.85
                                                                               2010          11.98          14.79       2,611.62

                        GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                         2.30 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2011          14.79          14.31           0.00
                                                                         2012          14.31          16.55           0.00
                                                                         2013          16.55          22.70           0.00
                                                                         2014          22.70          23.96           0.00
                                                                         2015          23.96          23.04           0.00
                                                                         2016          23.04          25.12           0.00
                                                                         2017          25.12          30.80           0.00
                                                                         2018          30.80          27.40           0.00
Jennison Growth Investment Division (Class E)........................... 2009           3.15           4.30         309.75
                                                                         2010           4.30           4.69           4.44
                                                                         2011           4.69           4.60           0.00
                                                                         2012           4.60           5.19           0.00
                                                                         2013           5.19           6.95           0.00
                                                                         2014           6.95           7.39           0.00
                                                                         2015           7.39           7.99           0.00
                                                                         2016           7.99           7.81           0.00
                                                                         2017           7.81          10.47           0.00
                                                                         2018          10.47          10.25           0.00
Loomis Sayles Small Cap Core Investment Division (Class E).............. 2009          19.70          25.04       3,505.53
                                                                         2010          25.04          31.16         119.50
                                                                         2011          31.16          30.59           0.00
                                                                         2012          30.59          34.19           0.00
                                                                         2013          34.19          47.05           0.00
                                                                         2014          47.05          47.64           0.00
                                                                         2015          47.64          45.79           0.00
                                                                         2016          45.79          53.29           0.00
                                                                         2017          53.29          59.94           0.00
                                                                         2018          59.94          52.00           0.00
Loomis Sayles Small Cap Growth Investment Division (Class E)............ 2009           6.07           7.71       3,375.21
                                                                         2010           7.71           9.91           6.08
                                                                         2011           9.91           9.97           0.00
                                                                         2012           9.97          10.81           0.00
                                                                         2013          10.81          15.69           0.00
                                                                         2014          15.69          15.49           0.00
                                                                         2015          15.49          15.38           0.00
                                                                         2016          15.38          15.95           0.00
                                                                         2017          15.95          19.76           0.00
                                                                         2018          19.76          19.39           0.00
MetLife Aggregate Bond Index Investment Division (Class E).............. 2009          13.36          13.72      69,343.08
                                                                         2010          13.72          14.19      20,004.96
                                                                         2011          14.19          14.89           0.00
                                                                         2012          14.89          15.09           0.00
                                                                         2013          15.09          14.39           0.00
                                                                         2014          14.39          14.85           0.00
                                                                         2015          14.85          14.54           0.00
                                                                         2016          14.54          14.52           0.00
                                                                         2017          14.52          14.63           0.00
                                                                         2018          14.63          14.25           0.00
MetLife Mid Cap Stock Index Investment Division (Class E)............... 2009           9.71          13.00      15,953.73
                                                                         2010          13.00          16.02       2,839.34
                                                                         2011          16.02          15.33           0.00
                                                                         2012          15.33          17.59           0.00
                                                                         2013          17.59          22.86           0.00
                                                                         2014          22.86          24.43           0.00
                                                                         2015          24.43          23.26           0.00
                                                                         2016          23.26          27.34           0.00
                                                                         2017          27.34          30.94           0.00
                                                                         2018          30.94          26.77           0.00
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class E).......... 2009           8.84          11.10      28,472.54
                                                                         2010          11.10          11.72       7,171.52
                                                                         2011          11.72          10.01           0.00
                                                                         2012          10.01          11.56           0.00
                                                                         2013          11.56          13.73           0.00
                                                                         2014          13.73          12.60           0.00
                                                                         2015          12.60          12.17           0.00
                                                                         2016          12.17          12.02           0.00
                                                                         2017          12.02          14.66           0.00
                                                                         2018          14.66          12.31           0.00
MetLife Russell 2000(Reg. TM) Index Investment Division (Class E)....... 2009          10.83          13.32      16,825.30
                                                                         2010          13.32          16.49       6,716.64
                                                                         2011          16.49          15.44           0.00
                                                                         2012          15.44          17.52           0.00
                                                                         2013          17.52          23.69           0.00
                                                                         2014          23.69          24.29           0.00

              GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                               2.30 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015          24.29
                                                                                  2016          22.69
                                                                                  2017          26.85
                                                                                  2018          30.05
MetLife Stock Index Investment Division (Class E)................................ 2009          24.03
                                                                                  2010          29.60
                                                                                  2011          33.15
                                                                                  2012          32.95
                                                                                  2013          37.21
                                                                                  2014          47.94
                                                                                  2015          53.03
                                                                                  2016          52.35
                                                                                  2017          57.05
                                                                                  2018          67.66
MFS(Reg. TM) Research International Investment Division (Class E)................ 2009           9.55
                                                                                  2010          12.30
                                                                                  2011          13.41
                                                                                  2012          11.71
                                                                                  2013          13.37
                                                                                  2014          15.60
                                                                                  2015          14.20
                                                                                  2016          13.63
                                                                                  2017          13.22
                                                                                  2018          16.58
MFS(Reg. TM) Total Return Investment Division (Class E).......................... 2009          28.94
                                                                                  2010          33.46
                                                                                  2011          35.90
                                                                                  2012          35.84
                                                                                  2013          38.99
                                                                                  2014          45.23
                                                                                  2015          47.89
                                                                                  2016          46.62
                                                                                  2017          49.62
                                                                                  2018          54.40
MFS(Reg. TM) Value Investment Division (Class E)................................. 2009           8.41
                                                                                  2010           9.92
                                                                                  2011          10.79
                                                                                  2012          10.63
                                                                                  2013          12.09
                                                                                  2014          16.03
                                                                                  2015          17.33
                                                                                  2016          16.89
                                                                                  2017          18.85
                                                                                  2018          21.70
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E))............................................. 2009           8.89
                                                                                  2010           9.66
                                                                                  2011          10.29
                                                                                  2012          10.27
                                                                                  2013          11.46
                                                                                  2014          14.77
                                                                                  2015          15.85
                                                                                  2016          14.55
                                                                                  2017          16.80
                                                                                  2018          17.65
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))................................................... 2009          16.85
                                                                                  2010          20.03
                                                                                  2011          22.39
                                                                                  2012          20.51
                                                                                  2013          23.16
Morgan Stanley Mid Cap Growth Investment Division (Class E)...................... 2010          11.68
                                                                                  2011          13.49
                                                                                  2012          12.28
                                                                                  2013          13.13
                                                                                  2014          17.85
                                                                                  2015          17.64
                                                                                  2016          16.38
                                                                                  2017          14.67
                                                                                  2018          20.09
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E))............................. 2009           8.19
                                                                                  2010          10.71
Neuberger Berman Genesis Investment Division (Class E)........................... 2009          11.44



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         22.69           0.00
                                                                                         26.85           0.00
                                                                                         30.05           0.00
                                                                                         26.11           0.00
MetLife Stock Index Investment Division (Class E)................................        29.60      54,131.11
                                                                                         33.15      14,968.51
                                                                                         32.95           0.00
                                                                                         37.21           0.00
                                                                                         47.94           0.00
                                                                                         53.03           0.00
                                                                                         52.35           0.00
                                                                                         57.05           0.00
                                                                                         67.66           0.00
                                                                                         62.99           0.00
MFS(Reg. TM) Research International Investment Division (Class E)................        12.30       5,882.28
                                                                                         13.41         310.78
                                                                                         11.71           0.00
                                                                                         13.37           0.00
                                                                                         15.60           0.00
                                                                                         14.20           0.00
                                                                                         13.63           0.00
                                                                                         13.22           0.00
                                                                                         16.58           0.00
                                                                                         13.95           0.00
MFS(Reg. TM) Total Return Investment Division (Class E)..........................        33.46       6,808.48
                                                                                         35.90       2,357.63
                                                                                         35.84         132.21
                                                                                         38.99           0.00
                                                                                         45.23           0.00
                                                                                         47.89           0.00
                                                                                         46.62           0.00
                                                                                         49.62           0.00
                                                                                         54.40           0.00
                                                                                         50.07           0.00
MFS(Reg. TM) Value Investment Division (Class E).................................         9.92      24,513.24
                                                                                         10.79       6,500.75
                                                                                         10.63           0.00
                                                                                         12.09           0.00
                                                                                         16.03           0.00
                                                                                         17.33           0.00
                                                                                         16.89           0.00
                                                                                         18.85           0.00
                                                                                         21.70           0.00
                                                                                         19.04           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly BlackRock Large Cap
Value Investment Division (Class E)).............................................         9.66      22,955.58
                                                                                         10.29      10,520.73
                                                                                         10.27           0.00
                                                                                         11.46           0.00
                                                                                         14.77           0.00
                                                                                         15.85           0.00
                                                                                         14.55           0.00
                                                                                         16.80           0.00
                                                                                         17.65           0.00
                                                                                         16.98           0.00
MFS(Reg. TM) Value Investment Division (Class E) (formerly FI Value Leaders
Investment Division (Class E))...................................................        20.03         243.40
                                                                                         22.39          39.92
                                                                                         20.51           0.00
                                                                                         23.16           0.00
                                                                                         25.44           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E)......................        13.49       3,110.29
                                                                                         12.28           0.00
                                                                                         13.13           0.00
                                                                                         17.85           0.00
                                                                                         17.64           0.00
                                                                                         16.38           0.00
                                                                                         14.67           0.00
                                                                                         20.09           0.00
                                                                                         21.65           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
Mid Cap Opportunities Investment Division (Class E)).............................        10.71       6,659.68
                                                                                         11.55           0.00
Neuberger Berman Genesis Investment Division (Class E)...........................        12.62      29,630.29

                         GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                          2.30 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                   BEGINNING OF                   NUMBER OF
                                                                                       YEAR        END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                         YEAR    UNIT VALUE     UNIT VALUE        YEAR
-------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                           2010          12.62          14.98      10,291.09
                                                                           2011          14.98          15.46           0.00
                                                                           2012          15.46          16.60           0.00
                                                                           2013          16.60          22.45           0.00
                                                                           2014          22.45          21.90           0.00
                                                                           2015          21.90          21.49           0.00
                                                                           2016          21.49          24.90           0.00
                                                                           2017          24.90          28.13           0.00
                                                                           2018          28.13          25.60           0.00
Neuberger Berman Genesis Investment Division (Class E) (formerly MLA
Mid Cap Investment Division (Class E)).................................... 2009           9.00          12.04       4,819.59
                                                                           2010          12.04          14.48       2,384.21
                                                                           2011          14.48          13.41           0.00
                                                                           2012          13.41          13.81           0.00
                                                                           2013          13.81          14.94           0.00
Oppenheimer Global Equity Investment Division* (Class E).................. 2009          10.80          14.78       3,721.25
                                                                           2010          14.78          16.77         504.90
                                                                           2011          16.77          15.02           0.00
                                                                           2012          15.02          17.81           0.00
                                                                           2013          17.81          22.15           0.00
                                                                           2014          22.15          22.13           0.00
                                                                           2015          22.13          22.50           0.00
                                                                           2016          22.50          22.06           0.00
                                                                           2017          22.06          29.52           0.00
                                                                           2018          29.52          25.07           0.00
PIMCO Total Return Investment Division (Class E).......................... 2009          12.26          14.16      28,601.70
                                                                           2010          14.16          14.98       6,567.68
                                                                           2011          14.98          15.13           0.00
                                                                           2012          15.13          16.16           0.00
                                                                           2013          16.16          15.50           0.00
                                                                           2014          15.50          15.81           0.00
                                                                           2015          15.81          15.46           0.00
                                                                           2016          15.46          15.52           0.00
                                                                           2017          15.52          15.87           0.00
                                                                           2018          15.87          15.49           0.00
T. Rowe Price Large Cap Growth Investment Division (Class E).............. 2009           7.99          11.18       9,598.42
                                                                           2010          11.18          12.77         144.32
                                                                           2011          12.77          12.33           0.00
                                                                           2012          12.33          14.31           0.00
                                                                           2013          14.31          19.43           0.00
                                                                           2014          19.43          20.68           0.00
                                                                           2015          20.68          22.36           0.00
                                                                           2016          22.36          22.20           0.00
                                                                           2017          22.20          29.01           0.00
                                                                           2018          29.01          28.04           0.00
T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly
RCM Technology Investment Division (Class E))............................. 2009           3.28           5.11       4,535.60
                                                                           2010           5.11           6.38       1,603.83
                                                                           2011           6.38           5.62           0.00
                                                                           2012           5.62           6.17           0.00
                                                                           2013           6.17           6.44           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class E)................ 2009           5.45           7.75      12,734.05
                                                                           2010           7.75           9.69       3,584.79
                                                                           2011           9.69           9.31           0.00
                                                                           2012           9.31          10.36           0.00
                                                                           2013          10.36          13.84           0.00
                                                                           2014          13.84          15.28           0.00
                                                                           2015          15.28          15.93           0.00
                                                                           2016          15.93          16.56           0.00
                                                                           2017          16.56          20.21           0.00
                                                                           2018          20.21          19.33           0.00
T. Rowe Price Small Cap Growth Investment Division (Class E).............. 2009           9.04          12.26       3,719.73
                                                                           2010          12.26          16.14         642.58
                                                                           2011          16.14          16.02           0.00
                                                                           2012          16.02          18.17           0.00
                                                                           2013          18.17          25.62           0.00
                                                                           2014          25.62          26.72           0.00
                                                                           2015          26.72          26.79           0.00
                                                                           2016          26.79          29.20           0.00
                                                                           2017          29.20          35.02           0.00
                                                                           2018          35.02          31.94           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E) (Neuberger
Berman Mid Cap Value Investment Division (Class E))....................... 2009          12.77          18.44      24,459.06
                                                                           2010          18.44          22.74       6,960.45

                          GROUP I--PREFERENCE PLUS SELECT E SHARE AND AMERICAN FUNDS(Reg. TM) CLASS 2
                                           2.30 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2011          22.74          20.77           0.00
                                                                             2012          20.77          22.90           0.00
Victory Sycamore Mid Cap Value Investment Division (Class E)................ 2012          22.79          23.30           0.00
                                                                             2013          23.30          29.70           0.00
                                                                             2014          29.70          31.85           0.00
                                                                             2015          31.85          28.37           0.00
                                                                             2016          28.37          32.06           0.00
                                                                             2017          32.06          34.34           0.00
                                                                             2018          34.34          30.16           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E).......................................................... 2009          15.76          20.33      20,103.85
                                                                             2010          20.33          22.38       8,125.89
                                                                             2011          22.38          23.17           0.00
                                                                             2012          23.17          25.20           0.00
                                                                             2013          25.20          24.85           0.00
                                                                             2014          24.85          25.60           0.00
                                                                             2015          25.60          24.54           0.00
                                                                             2016          24.54          26.02           0.00
                                                                             2017          26.02          27.46           0.00
                                                                             2018          27.46          25.78           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class E) (formerly Lord Abbett Bond Debenture Investment
Division (Class E))......................................................... 2009          10.79          14.43       6,152.15
                                                                             2010          14.43          15.94         264.66
                                                                             2011          15.94          16.31           0.00
                                                                             2012          16.31          18.01           0.00
                                                                             2013          18.01          19.02           0.00
                                                                             2014          19.02          19.50           0.00
                                                                             2015          19.50          18.67           0.00
                                                                             2016          18.67          19.19           0.00
Western Asset Management U.S Government Investment Division (Class E)....... 2009          14.50          14.77       2,099.48
                                                                             2010          14.77          15.25         479.03
                                                                             2011          15.25          15.69           0.00
                                                                             2012          15.69          15.81           0.00
                                                                             2013          15.81          15.34           0.00
                                                                             2014          15.34          15.37           0.00
                                                                             2015          15.37          15.08           0.00
                                                                             2016          15.08          14.92           0.00
                                                                             2017          14.92          14.84           0.00
                                                                             2018          14.84          14.62           0.00

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                                 1.45 SEPARATE ACCOUNT CHARGE
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.21          10.55   2,926,135.30
                                                                             2013          10.55          11.56   3,876,664.92
                                                                             2014          11.56          12.23   3,792,910.00
                                                                             2015          12.23          12.13   3,743,436.80
                                                                             2016          12.13          12.38   3,524,290.05
                                                                             2017          12.38          13.87   3,208,295.08
                                                                             2018          13.87          12.71   2,786,489.08
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2009          13.84          15.34      44,475.29
                                                                             2010          15.34          16.07      36,490.00
                                                                             2011          16.07          16.78      22,553.70
                                                                             2012          16.78          17.40      17,940.74
                                                                             2013          17.40          16.75      13,875.19
                                                                             2014          16.75          17.36      11,709.87
                                                                             2015          17.36          17.13      10,459.60
                                                                             2016          17.13          17.35      11,845.51
                                                                             2017          17.35          17.70       9,496.26
                                                                             2018          17.70          17.30       8,994.00
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2009          15.85          25.16     215,741.06
                                                                             2010          25.16          30.31     201,537.32
                                                                             2011          30.31          24.12     184,596.10
                                                                             2012          24.12          28.05     148,646.50
                                                                             2013          28.05          35.41     123,984.38
                                                                             2014          35.41          35.59     105,295.27
                                                                             2015          35.59          35.12      88,692.01
                                                                             2016          35.12          35.29      69,956.75
                                                                             2017          35.29          43.72      58,490.16
                                                                             2018          43.72          38.48      52,763.20
American Funds Growth Investment Division+ (Class 2)........................ 2009          92.82         127.36      76,883.79
                                                                             2010         127.36         148.75      76,604.81
                                                                             2011         148.75         140.13      68,947.90
                                                                             2012         140.13         162.57      57,125.17
                                                                             2013         162.57         208.15      48,181.45
                                                                             2014         208.15         222.28      41,094.17
                                                                             2015         222.28         233.76      35,763.33
                                                                             2016         233.76         251.87      31,528.60
                                                                             2017         251.87         318.02      27,790.84
                                                                             2018         318.02         312.17      23,795.14
American Funds Growth-Income Investment Division+ (Class 2)................. 2009          69.98          90.39      83,532.89
                                                                             2010          90.39          99.12      87,048.37
                                                                             2011          99.12          95.76      75,148.47
                                                                             2012          95.76         110.71      62,226.93
                                                                             2013         110.71         145.46      53,494.15
                                                                             2014         145.46         158.37      46,592.52
                                                                             2015         158.37         158.13      40,521.96
                                                                             2016         158.13         173.55      33,675.10
                                                                             2017         173.55         209.03      29,520.25
                                                                             2018         209.03         202.02      25,465.56
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.00           8.93   1,879,830.36
                                                                             2010           8.93           9.87   3,099,209.45
                                                                             2011           9.87           9.52   3,313,456.04
                                                                             2012           9.52          10.66   3,187,551.86
                                                                             2013          10.66          12.45   3,295,052.51
                                                                             2014          12.45          13.01   3,232,111.79
                                                                             2015          13.01          12.73   3,080,255.05
                                                                             2016          12.73          13.53   2,885,703.84
                                                                             2017          13.53          15.59   2,542,589.27
                                                                             2018          15.59          14.70   2,427,344.15
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.35           8.39   2,027,386.32
                                                                             2010           8.39           9.39   2,250,153.60
                                                                             2011           9.39           8.82   2,155,405.09
                                                                             2012           8.82          10.09   1,902,389.97
                                                                             2013          10.09          12.45   1,838,284.35
                                                                             2014          12.45          13.05   1,890,133.38
                                                                             2015          13.05          12.77   1,851,401.45
                                                                             2016          12.77          13.71   1,849,646.97
                                                                             2017          13.71          16.40   1,687,105.63
                                                                             2018          16.40          15.23   1,460,986.01
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.68           9.34   3,613,034.73
                                                                             2010           9.34          10.12   5,412,835.82
                                                                             2011          10.12           9.99   6,023,795.43
                                                                             2012           9.99          10.91   5,991,561.61

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.91          12.21   5,674,932.16
                                                                               2014          12.21          12.77   5,378,603.24
                                                                               2015          12.77          12.49   5,003,825.96
                                                                               2016          12.49          13.18   4,316,430.80
                                                                               2017          13.18          14.67   3,706,620.23
                                                                               2018          14.67          13.97   3,183,068.62
AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)............ 2012          11.14          11.55   4,042,465.08
                                                                               2013          11.55          10.99   4,516,696.54
                                                                               2014          10.99          11.27   4,243,897.23
                                                                               2015          11.27          10.04   3,986,918.36
                                                                               2016          10.04          10.79   3,596,765.36
                                                                               2017          10.79          11.67   3,243,256.81
                                                                               2018          11.67          10.77   2,886,582.53
Baillie Gifford International Stock Investment Division (Class B)............. 2009          10.61          12.75     458,617.32
                                                                               2010          12.75          13.42     463,014.81
                                                                               2011          13.42          10.57     500,619.17
                                                                               2012          10.57          12.43     456,862.29
                                                                               2013          12.43          14.11     391,419.37
                                                                               2014          14.11          13.44     363,175.15
                                                                               2015          13.44          12.96     341,184.29
                                                                               2016          12.96          13.42     314,161.05
                                                                               2017          13.42          17.84     280,560.39
                                                                               2018          17.84          14.56     253,170.48
BlackRock Bond Income Investment Division (Class B)........................... 2009          45.50          48.96     343,585.03
                                                                               2010          48.96          52.15     414,581.64
                                                                               2011          52.15          54.64     399,462.79
                                                                               2012          54.64          57.77     396,075.88
                                                                               2013          57.77          56.37     410,153.92
                                                                               2014          56.37          59.34     402,870.48
                                                                               2015          59.34          58.68     425,425.27
                                                                               2016          58.68          59.50     418,332.76
                                                                               2017          59.50          60.90     389,514.43
                                                                               2018          60.90          59.65     347,087.81
BlackRock Capital Appreciation Investment Division (Class B).................. 2009          19.83          26.69     261,886.10
                                                                               2010          26.69          31.43     285,585.27
                                                                               2011          31.43          28.14     349,149.32
                                                                               2012          28.14          31.63     317,405.84
                                                                               2013          31.63          41.75     278,831.45
                                                                               2014          41.75          44.70     263,782.91
                                                                               2015          44.70          46.71     251,831.77
                                                                               2016          46.71          45.97     216,622.26
                                                                               2017          45.97          60.52     182,893.06
                                                                               2018          60.52          60.94     162,212.11
BlackRock Capital Appreciation Investment Division (Class B) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class B) and
before that FI Large Cap Investment Division (Class B)) (5/1/2006)............ 2009           9.53           9.93           0.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(4/30/2012)................................................................... 2012           9.96          10.28   4,561,809.47
                                                                               2013          10.28          11.18   5,383,823.09
                                                                               2014          11.18          11.67   5,211,699.64
                                                                               2015          11.67          11.49   5,111,720.74
                                                                               2016          11.49          11.83   4,728,190.54
                                                                               2017          11.83          13.21   4,291,175.05
                                                                               2018          13.21          12.08   3,800,300.49
BlackRock Ultra-Short Term Bond Investment Division (Class B)................. 2009          23.58          23.30     241,628.46
                                                                               2010          23.30          22.96     313,407.10
                                                                               2011          22.96          22.63     353,516.24
                                                                               2012          22.63          22.31     351,871.60
                                                                               2013          22.31          21.99     293,001.36
                                                                               2014          21.99          21.67     294,342.89
                                                                               2015          21.67          21.36     220,512.69
                                                                               2016          21.36          21.07     237,628.95
                                                                               2017          21.07          20.90     213,835.90
                                                                               2018          20.90          20.92     187,974.10
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Aggressive Allocation Investment Division (Class B)) (5/1/2005)....... 2009           7.59           9.83     638,241.17
                                                                               2010           9.83          11.21     687,375.82
                                                                               2011          11.21          12.16           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B)................ 2011          12.12          10.38     775,315.08
                                                                               2012          10.38          11.94     654,096.70
                                                                               2013          11.94          15.24     601,649.31
                                                                               2014          15.24          15.78     622,250.13
                                                                               2015          15.78          15.24     560,624.47
                                                                               2016          15.24          16.37     514,078.29

                         PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                              1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                        BEGINNING OF
                                                                                            YEAR
                                                                                        ACCUMULATION
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE
------------------------------------------------------------------------------- ------ --------------
                                                                                2017          16.37
                                                                                2018          19.84
Brighthouse Asset Allocation 20 Investment Division (Class B) (5/1/2005)....... 2009           9.52
                                                                                2010          11.31
                                                                                2011          12.27
                                                                                2012          12.48
                                                                                2013          13.43
                                                                                2014          13.81
                                                                                2015          14.22
                                                                                2016          13.93
                                                                                2017          14.35
                                                                                2018          15.13
Brighthouse Asset Allocation 40 Investment Division (Class B) (5/1/2005)....... 2009           9.05
                                                                                2010          11.03
                                                                                2011          12.12
                                                                                2012          12.07
                                                                                2013          13.26
                                                                                2014          14.50
                                                                                2015          15.00
                                                                                2016          14.62
                                                                                2017          15.29
                                                                                2018          16.67
Brighthouse Asset Allocation 60 Investment Division (Class B) (5/1/2005)....... 2009           8.56
                                                                                2010          10.68
                                                                                2011          11.91
                                                                                2012          11.58
                                                                                2013          12.92
                                                                                2014          15.03
                                                                                2015          15.56
                                                                                2016          15.14
                                                                                2017          15.99
                                                                                2018          18.08
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............. 2013          11.59
                                                                                2014          13.21
Brighthouse Asset Allocation 80 Investment Division (Class B) (5/1/2005)....... 2009           8.08
                                                                                2010          10.28
                                                                                2011          11.62
                                                                                2012          11.02
                                                                                2013          12.53
                                                                                2014          15.36
                                                                                2015          15.93
                                                                                2016          15.43
                                                                                2017          16.45
                                                                                2018          19.32
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife
Growth Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)......... 2009           7.03
                                                                                2010           8.90
                                                                                2011           9.66
                                                                                2012           9.35
                                                                                2013          10.70
Brighthouse Balanced Plus Investment Division (Class B) (4/30/2012)............ 2012           9.99
                                                                                2013          10.45
                                                                                2014          11.78
                                                                                2015          12.73
                                                                                2016          12.04
                                                                                2017          12.85
                                                                                2018          14.99
Brighthouse/Artisan Mid Cap Value Investment Division (Class B)................ 2009          18.88
                                                                                2010          26.28
                                                                                2011          29.73
                                                                                2012          31.20
                                                                                2013          34.31
                                                                                2014          46.17
                                                                                2015          46.27
                                                                                2016          41.19
                                                                                2017          49.80
                                                                                2018          55.24
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (5/2/2011)........................................................... 2011           9.98
                                                                                2012           9.76
                                                                                2013          10.04
                                                                                2014          10.01



                                                                                                  NUMBER OF
                                                                                  END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                               UNIT VALUE        YEAR
------------------------------------------------------------------------------- -------------- --------------
                                                                                       19.84      486,640.42
                                                                                       17.59      437,234.24
Brighthouse Asset Allocation 20 Investment Division (Class B) (5/1/2005).......        11.31    1,764,144.75
                                                                                       12.27    2,221,204.41
                                                                                       12.48    2,504,571.13
                                                                                       13.43    2,818,239.91
                                                                                       13.81    2,716,853.79
                                                                                       14.22    2,433,972.31
                                                                                       13.93    2,360,290.51
                                                                                       14.35    2,020,104.22
                                                                                       15.13    1,632,799.65
                                                                                       14.52    1,385,052.40
Brighthouse Asset Allocation 40 Investment Division (Class B) (5/1/2005).......        11.03    5,848,119.36
                                                                                       12.12    7,008,542.55
                                                                                       12.07    7,475,816.82
                                                                                       13.26    7,656,285.76
                                                                                       14.50    6,915,137.76
                                                                                       15.00    6,270,450.77
                                                                                       14.62    5,595,382.31
                                                                                       15.29    5,073,471.30
                                                                                       16.67    4,532,089.96
                                                                                       15.71    3,833,954.47
Brighthouse Asset Allocation 60 Investment Division (Class B) (5/1/2005).......        10.68   16,569,242.58
                                                                                       11.91   21,034,060.57
                                                                                       11.58   22,147,558.60
                                                                                       12.92   21,780,778.59
                                                                                       15.03   20,829,467.27
                                                                                       15.56   19,567,048.48
                                                                                       15.14   18,205,843.53
                                                                                       15.99   16,443,699.69
                                                                                       18.08   14,161,223.33
                                                                                       16.73   11,860,405.20
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013).............        13.21      404,819.81
                                                                                       13.16            0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (5/1/2005).......        10.28   11,081,050.90
                                                                                       11.62   10,804,940.65
                                                                                       11.02   10,096,614.72
                                                                                       12.53    9,083,118.91
                                                                                       15.36    8,791,780.80
                                                                                       15.93    8,717,827.12
                                                                                       15.43    8,071,378.78
                                                                                       16.45    7,392,872.71
                                                                                       19.32    6,615,239.66
                                                                                       17.50    5,677,155.34
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife
Growth Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008).........         8.90      409,918.32
                                                                                        9.66      406,328.64
                                                                                        9.35      392,549.81
                                                                                       10.70      371,044.59
                                                                                       11.52            0.00
Brighthouse Balanced Plus Investment Division (Class B) (4/30/2012)............        10.45    4,458,350.10
                                                                                       11.78    7,739,773.26
                                                                                       12.73    8,613,204.85
                                                                                       12.04    8,542,938.88
                                                                                       12.85    8,035,082.79
                                                                                       14.99    7,594,875.38
                                                                                       13.69    6,832,132.30
Brighthouse/Artisan Mid Cap Value Investment Division (Class B)................        26.28      258,728.89
                                                                                       29.73      252,011.51
                                                                                       31.20      262,737.90
                                                                                       34.31      244,245.87
                                                                                       46.17      233,879.06
                                                                                       46.27      225,285.56
                                                                                       41.19      198,546.70
                                                                                       49.80      194,629.88
                                                                                       55.24      170,213.49
                                                                                       47.13      146,845.71
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (5/2/2011)...........................................................         9.76       40,149.93
                                                                                       10.04       94,628.08
                                                                                       10.01      581,968.93
                                                                                        9.97      786,455.07

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015           9.97
                                                                                  2016           9.77
                                                                                  2017           9.93
                                                                                  2018           9.92
Brighthouse/Wellington Balanced Investment Division (Class B).................... 2009          32.01
                                                                                  2010          36.91
                                                                                  2011          39.77
                                                                                  2012          40.61
                                                                                  2013          44.87
                                                                                  2014          53.19
                                                                                  2015          57.81
                                                                                  2016          58.29
                                                                                  2017          61.32
                                                                                  2018          69.42
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................ 2009          22.90
                                                                                  2010          29.72
                                                                                  2011          32.72
                                                                                  2012          30.88
                                                                                  2013          34.27
                                                                                  2014          45.05
                                                                                  2015          48.99
                                                                                  2016          49.32
                                                                                  2017          52.04
                                                                                  2018          60.95
Brighthouse/Wellington Large Cap Research Investment Division (Class B).......... 2009          48.07
                                                                                  2010          56.48
                                                                                  2011          62.60
                                                                                  2012          61.85
                                                                                  2013          69.14
                                                                                  2014          91.50
                                                                                  2015         102.37
                                                                                  2016         105.43
                                                                                  2017         112.51
                                                                                  2018         135.23
Clarion Global Real Estate Investment Division (Class B)......................... 2009           9.35
                                                                                  2010          12.42
                                                                                  2011          14.21
                                                                                  2012          13.22
                                                                                  2013          16.42
                                                                                  2014          16.76
                                                                                  2015          18.71
                                                                                  2016          18.18
                                                                                  2017          18.07
                                                                                  2018          19.73
ClearBridge Aggressive Growth Investment Division (Class B)...................... 2009           4.70
                                                                                  2010           6.16
                                                                                  2011           7.51
                                                                                  2012           7.65
                                                                                  2013           8.93
                                                                                  2014          12.82
                                                                                  2015          15.02
                                                                                  2016          14.21
                                                                                  2017          14.38
                                                                                  2018          16.78
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008)....... 2009         100.95
                                                                                  2010         142.14
                                                                                  2011         153.26
                                                                                  2012         139.66
                                                                                  2013         168.63
                                                                                  2014         214.05
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))............... 2009           4.14
                                                                                  2010           5.63
                                                                                  2011           5.96
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)........................................................... 2012          10.76
                                                                                  2013          10.92
                                                                                  2014          10.28
                                                                                  2015          10.90
                                                                                  2016          10.79



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                          9.77     779,477.26
                                                                                          9.93     761,194.47
                                                                                          9.92     782,433.59
                                                                                          9.81     643,747.28
Brighthouse/Wellington Balanced Investment Division (Class B)....................        36.91     232,343.23
                                                                                         39.77     220,295.64
                                                                                         40.61     207,842.50
                                                                                         44.87     197,932.27
                                                                                         53.19     180,695.37
                                                                                         57.81     159,743.39
                                                                                         58.29     137,934.91
                                                                                         61.32     117,224.11
                                                                                         69.42     113,954.47
                                                                                         65.67     107,878.51
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................        29.72     965,850.92
                                                                                         32.72   1,066,301.29
                                                                                         30.88   1,042,758.28
                                                                                         34.27     972,821.16
                                                                                         45.05     914,654.47
                                                                                         48.99     803,472.54
                                                                                         49.32     710,403.93
                                                                                         52.04     645,780.74
                                                                                         60.95     553,874.29
                                                                                         59.85     450,819.50
Brighthouse/Wellington Large Cap Research Investment Division (Class B)..........        56.48      75,653.33
                                                                                         62.60      72,552.76
                                                                                         61.85      74,751.61
                                                                                         69.14      65,177.50
                                                                                         91.50      58,863.82
                                                                                        102.37      50,934.53
                                                                                        105.43      40,503.33
                                                                                        112.51      32,556.35
                                                                                        135.23      27,129.11
                                                                                        124.84      24,263.05
Clarion Global Real Estate Investment Division (Class B).........................        12.42   1,296,324.92
                                                                                         14.21   1,323,704.72
                                                                                         13.22   1,330,824.80
                                                                                         16.42   1,207,525.70
                                                                                         16.76   1,259,911.15
                                                                                         18.71   1,115,378.33
                                                                                         18.18   1,028,045.22
                                                                                         18.07     961,617.77
                                                                                         19.73     846,789.11
                                                                                         17.76     735,359.09
ClearBridge Aggressive Growth Investment Division (Class B)......................         6.16     158,051.68
                                                                                          7.51     174,158.54
                                                                                          7.65     660,360.01
                                                                                          8.93     657,588.80
                                                                                         12.82     773,449.19
                                                                                         15.02   2,674,139.36
                                                                                         14.21   2,652,948.34
                                                                                         14.38   2,403,792.14
                                                                                         16.78   2,091,089.91
                                                                                         15.37   1,763,974.82
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008).......       142.14     155,634.97
                                                                                        153.26     179,103.98
                                                                                        139.66     174,889.46
                                                                                        168.63     161,181.06
                                                                                        214.05     131,693.17
                                                                                        222.86           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))...............         5.63     286,358.52
                                                                                          5.96     412,437.26
                                                                                          6.33           0.00
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)...........................................................        10.92   1,945,436.62
                                                                                         10.28   1,860,467.52
                                                                                         10.90   1,718,186.69
                                                                                         10.79   1,562,119.57
                                                                                         10.77   1,499,211.02

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                    NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- --------------
                                                                             2017          10.77          10.89    1,378,906.41
                                                                             2018          10.89          10.73    1,227,895.55
Frontier Mid Cap Growth Investment Division (Class B)....................... 2009          26.66          39.17      129,389.63
                                                                             2010          39.17          44.39      136,179.42
                                                                             2011          44.39          42.34      132,375.01
                                                                             2012          42.34          46.19      133,269.52
                                                                             2013          46.19          60.29      115,322.94
                                                                             2014          60.29          65.88      109,145.81
                                                                             2015          65.88          66.62      105,319.41
                                                                             2016          66.62          69.05       99,573.28
                                                                             2017          69.05          85.03       85,879.36
                                                                             2018          85.03          78.86       71,745.93
Harris Oakmark International Investment Division (Class B).................. 2009          11.32          17.30      850,366.46
                                                                             2010          17.30          19.85    1,061,823.08
                                                                             2011          19.85          16.78    1,181,783.78
                                                                             2012          16.78          21.37    1,075,490.80
                                                                             2013          21.37          27.49    1,124,581.34
                                                                             2014          27.49          25.52    1,129,054.96
                                                                             2015          25.52          24.02    1,102,172.32
                                                                             2016          24.02          25.61      997,642.99
                                                                             2017          25.61          32.92      812,603.16
                                                                             2018          32.92          24.67      771,189.97
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04    8,629,951.35
                                                                             2013           1.04           1.05   15,039,114.47
                                                                             2014           1.05           1.09   15,479,371.73
                                                                             2015           1.09           1.03   15,154,199.20
                                                                             2016           1.03           1.13   15,044,103.13
                                                                             2017           1.13           1.23   15,638,105.31
                                                                             2018           1.23           1.13   13,086,810.13
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           9.65          12.72      157,451.28
                                                                             2010          12.72          15.83      151,252.86
                                                                             2011          15.83          15.43      165,431.97
                                                                             2012          15.43          17.98      148,820.52
                                                                             2013          17.98          24.84      147,459.47
                                                                             2014          24.84          26.42      154,209.27
                                                                             2015          26.42          25.60      144,773.74
                                                                             2016          25.60          28.11      130,963.25
                                                                             2017          28.11          34.73      115,284.34
                                                                             2018          34.73          31.13      100,836.15
Jennison Growth Investment Division (Class B)............................... 2009           3.38           4.65      565,658.19
                                                                             2010           4.65           5.10      963,957.09
                                                                             2011           5.10           5.04    1,250,011.20
                                                                             2012           5.04           5.74    2,042,580.49
                                                                             2013           5.74           7.73    1,561,084.17
                                                                             2014           7.73           8.29    1,402,325.63
                                                                             2015           8.29           9.03    1,286,784.15
                                                                             2016           9.03           8.89    1,211,092.96
                                                                             2017           8.89          12.00    1,008,014.63
                                                                             2018          12.00          11.84      866,667.90
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)) (5/1/2005).............. 2009           5.47           7.76      431,520.86
                                                                             2010           7.76           8.36      541,405.36
                                                                             2011           8.36           8.13      538,585.95
                                                                             2012           8.13           9.14            0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04    6,485,546.48
                                                                             2013           1.04           1.14   18,644,869.08
                                                                             2014           1.14           1.21   20,077,900.17
                                                                             2015           1.21           1.20   20,501,365.87
                                                                             2016           1.20           1.22   19,686,336.03
                                                                             2017           1.22           1.40   18,051,797.08
                                                                             2018           1.40           1.28   16,726,999.65
JPMorgan Global Active Allocation Investment Division (Class B) (formerly
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014))...................................................... 2014           0.99           1.04      496,007.42
                                                                             2015           1.04           1.01    1,173,630.08
                                                                             2016           1.01           1.02    1,046,005.63
                                                                             2017           1.02           1.16    1,082,679.17
                                                                             2018           1.16           1.13            0.00
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)...... 2013          15.30          16.80      417,987.22
                                                                             2014          16.80          17.14      392,520.27
                                                                             2015          17.14          17.10      376,237.30
                                                                             2016          17.10          17.66      359,190.19
                                                                             2017          17.66          21.40      296,690.39

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                    NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- --------------
                                                                              2018          21.40          19.96      264,338.70
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2009           7.98          10.05      117,734.00
                                                                              2010          10.05          11.08      295,666.38
                                                                              2011          11.08          11.15      425,592.19
                                                                              2012          11.15          12.37      416,458.13
                                                                              2013          12.37          12.91            0.00
Loomis Sayles Small Cap Core Investment Division (Class B)................... 2009          22.07          28.26      227,229.30
                                                                              2010          28.26          35.43      224,643.04
                                                                              2011          35.43          35.04      217,256.18
                                                                              2012          35.04          39.47      197,627.20
                                                                              2013          39.47          54.73      187,336.29
                                                                              2014          54.73          55.83      176,465.64
                                                                              2015          55.83          54.06      157,701.74
                                                                              2016          54.06          63.40      144,004.66
                                                                              2017          63.40          71.83      123,124.70
                                                                              2018          71.83          62.80      105,396.82
Loomis Sayles Small Cap Growth Investment Division (Class B)................. 2009           6.44           8.23      236,137.48
                                                                              2010           8.23          10.66      196,903.89
                                                                              2011          10.66          10.79      194,491.72
                                                                              2012          10.79          11.79      175,148.87
                                                                              2013          11.79          17.25      163,056.96
                                                                              2014          17.25          17.16      143,853.98
                                                                              2015          17.16          17.16      123,561.90
                                                                              2016          17.16          17.93      102,064.94
                                                                              2017          17.93          22.39      101,517.64
                                                                              2018          22.39          22.13       95,742.39
MetLife Aggregate Bond Index Investment Division (Class B)................... 2009          14.31          14.81    3,426,971.26
                                                                              2010          14.81          15.43    3,995,494.39
                                                                              2011          15.43          16.31    4,173,734.13
                                                                              2012          16.31          16.66    4,398,212.21
                                                                              2013          16.66          16.00    4,800,501.63
                                                                              2014          16.00          16.64    4,745,608.71
                                                                              2015          16.64          16.41    4,531,833.91
                                                                              2016          16.41          16.52    4,337,161.57
                                                                              2017          16.52          16.77    4,142,077.04
                                                                              2018          16.77          16.45    3,747,767.99
MetLife Mid Cap Stock Index Investment Division (Class B).................... 2009          10.34          13.94      922,395.40
                                                                              2010          13.94          17.31      981,790.09
                                                                              2011          17.31          16.68    1,068,023.86
                                                                              2012          16.68          19.29    1,061,147.98
                                                                              2013          19.29          25.26    1,148,417.94
                                                                              2014          25.26          27.19    1,091,745.65
                                                                              2015          27.19          26.10    1,006,538.89
                                                                              2016          26.10          30.91      914,913.20
                                                                              2017          30.91          35.22      775,885.65
                                                                              2018          35.22          30.72      673,528.28
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B)............... 2009           9.46          11.97    1,726,217.82
                                                                              2010          11.97          12.73    1,891,931.42
                                                                              2011          12.73          10.96    2,175,900.58
                                                                              2012          10.96          12.75    2,173,357.36
                                                                              2013          12.75          15.27    2,071,226.44
                                                                              2014          15.27          14.10    2,149,360.62
                                                                              2015          14.10          13.72    2,092,279.54
                                                                              2016          13.72          13.66    2,068,090.39
                                                                              2017          13.66          16.78    1,753,299.63
                                                                              2018          16.78          14.21    1,682,183.08
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).. 2013           1.07           1.12    6,253,847.07
                                                                              2014           1.12           1.21    9,972,585.05
                                                                              2015           1.21           1.18   16,382,424.11
                                                                              2016           1.18           1.21   15,592,462.84
                                                                              2017           1.21           1.38   12,689,440.43
                                                                              2018           1.38           1.26   11,253,712.30
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B)............ 2009          11.60          14.36      593,436.46
                                                                              2010          14.36          17.92      589,429.34
                                                                              2011          17.92          16.90      609,813.85
                                                                              2012          16.90          19.34      612,648.13
                                                                              2013          19.34          26.34      589,850.95
                                                                              2014          26.34          27.20      612,210.85
                                                                              2015          27.20          25.60      583,272.95
                                                                              2016          25.60          30.52      544,378.17
                                                                              2017          30.52          34.42      453,443.55
                                                                              2018          34.42          30.12      413,686.81
MetLife Stock Index Investment Division (Class B)............................ 2009          27.25          33.82    1,991,100.45

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2010          33.82
                                                                                  2011          38.17
                                                                                  2012          38.23
                                                                                  2013          43.49
                                                                                  2014          56.46
                                                                                  2015          62.93
                                                                                  2016          62.59
                                                                                  2017          68.72
                                                                                  2018          82.11
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009          10.13
                                                                                  2010          13.14
                                                                                  2011          14.43
                                                                                  2012          12.70
                                                                                  2013          14.61
                                                                                  2014          17.17
                                                                                  2015          15.75
                                                                                  2016          15.25
                                                                                  2017          14.89
                                                                                  2018          18.82
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          34.80
                                                                                  2010          40.57
                                                                                  2011          43.91
                                                                                  2012          44.21
                                                                                  2013          48.50
                                                                                  2014          56.74
                                                                                  2015          60.60
                                                                                  2016          59.49
                                                                                  2017          63.87
                                                                                  2018          70.61
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           9.08
                                                                                  2010          10.79
                                                                                  2011          11.82
                                                                                  2012          11.73
                                                                                  2013          13.45
                                                                                  2014          17.94
                                                                                  2015          19.56
                                                                                  2016          19.20
                                                                                  2017          21.60
                                                                                  2018          25.03
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           9.35
                                                                                  2010          10.23
                                                                                  2011          10.99
                                                                                  2012          11.05
                                                                                  2013          12.41
                                                                                  2014          16.12
                                                                                  2015          17.43
                                                                                  2016          16.12
                                                                                  2017          18.76
                                                                                  2018          19.85
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))................................................... 2009          19.00
                                                                                  2010          22.75
                                                                                  2011          25.63
                                                                                  2012          23.65
                                                                                  2013          26.91
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................ 2009           6.59
                                                                                  2010           8.12
                                                                                  2011           8.88
                                                                                  2012           8.71
                                                                                  2013           9.77
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          12.78
                                                                                  2011          14.84
                                                                                  2012          13.62
                                                                                  2013          14.67
                                                                                  2014          20.10
                                                                                  2015          20.01
                                                                                  2016          18.73
                                                                                  2017          16.90
                                                                                  2018          23.31
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.89
                                                                                  2010          11.70



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         38.17   2,169,883.98
                                                                                         38.23   2,276,452.07
                                                                                         43.49   2,156,879.22
                                                                                         56.46   1,970,951.96
                                                                                         62.93   1,808,587.56
                                                                                         62.59   1,697,630.61
                                                                                         68.72   1,538,432.20
                                                                                         82.11   1,321,085.87
                                                                                         77.01   1,151,813.17
MFS(Reg. TM) Research International Investment Division (Class B)................        13.14     850,345.69
                                                                                         14.43     865,495.87
                                                                                         12.70     843,429.54
                                                                                         14.61     773,041.51
                                                                                         17.17     690,792.43
                                                                                         15.75     671,126.02
                                                                                         15.25     629,577.57
                                                                                         14.89     600,220.17
                                                                                         18.82     467,789.65
                                                                                         15.95     389,850.86
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        40.57     110,222.67
                                                                                         43.91     119,511.53
                                                                                         44.21     126,149.10
                                                                                         48.50     116,717.03
                                                                                         56.74     122,190.70
                                                                                         60.60     117,112.94
                                                                                         59.49     114,910.59
                                                                                         63.87     116,384.53
                                                                                         70.61     106,267.57
                                                                                         65.55      91,303.43
MFS(Reg. TM) Value Investment Division (Class B).................................        10.79     884,230.86
                                                                                         11.82     936,067.96
                                                                                         11.73     978,775.54
                                                                                         13.45     867,384.44
                                                                                         17.94   1,471,057.63
                                                                                         19.56   1,242,550.97
                                                                                         19.20   1,124,546.09
                                                                                         21.60   1,067,333.70
                                                                                         25.03     943,642.11
                                                                                         22.14   1,324,168.75
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................        10.23   1,063,198.34
                                                                                         10.99   1,164,582.93
                                                                                         11.05   1,180,555.02
                                                                                         12.41   1,145,938.85
                                                                                         16.12   1,051,379.58
                                                                                         17.43   1,004,100.42
                                                                                         16.12     927,433.93
                                                                                         18.76     888,388.82
                                                                                         19.85     771,457.32
                                                                                         19.14           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))...................................................        22.75     187,848.64
                                                                                         25.63     187,016.80
                                                                                         23.65     164,994.89
                                                                                         26.91     157,764.26
                                                                                         29.62           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................         8.12     115,902.89
                                                                                          8.88     222,871.22
                                                                                          8.71     285,032.99
                                                                                          9.77     282,179.95
                                                                                         10.71           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        14.84     606,256.47
                                                                                         13.62     688,742.46
                                                                                         14.67     641,624.81
                                                                                         20.10     437,422.06
                                                                                         20.01     399,285.65
                                                                                         18.73     368,247.04
                                                                                         16.90     344,539.67
                                                                                         23.31     316,639.21
                                                                                         25.30     275,125.02
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.70     485,764.64
                                                                                         12.66           0.00

                                                                                      BEGINNING OF                  NUMBER OF
PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II                                         YEAR        END OF YEAR   ACCUMULATION
1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)                                               ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- --------------
Neuberger Berman Genesis Investment Division (Class B)........................ 2009          12.21          13.58      618,219.23
                                                                               2010          13.58          16.25      567,199.30
                                                                               2011          16.25          16.89      555,461.98
                                                                               2012          16.89          18.27      505,309.98
                                                                               2013          18.27          24.89      639,957.94
                                                                               2014          24.89          24.46      571,658.65
                                                                               2015          24.46          24.20      512,650.85
                                                                               2016          24.20          28.24      460,565.23
                                                                               2017          28.24          32.15      415,306.18
                                                                               2018          32.15          29.47      355,084.13
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................ 2009           9.50          12.81      259,248.91
                                                                               2010          12.81          15.51      256,169.25
                                                                               2011          15.51          14.48      286,100.44
                                                                               2012          14.48          15.03      276,116.60
                                                                               2013          15.03          16.29            0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2009           6.56           8.58       80,565.40
                                                                               2010           8.58           9.10      142,671.40
                                                                               2011           9.10           8.35      206,905.28
                                                                               2012           8.35          10.06      210,755.65
                                                                               2013          10.06          10.70            0.00
Oppenheimer Global Equity Investment Division* (Class B)...................... 2009          11.78          16.23      388,940.59
                                                                               2010          16.23          18.55      471,837.16
                                                                               2011          18.55          16.75      509,612.12
                                                                               2012          16.75          20.00      483,451.77
                                                                               2013          20.00          25.06      538,295.09
                                                                               2014          25.06          25.23      513,838.26
                                                                               2015          25.23          25.84      498,359.83
                                                                               2016          25.84          25.53      458,671.24
                                                                               2017          25.53          34.41      380,529.09
                                                                               2018          34.41          29.45      334,800.90
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).... 2014           0.99           1.03      261,751.86
                                                                               2015           1.03           0.96      681,157.46
                                                                               2016           0.96           1.05    1,820,573.85
                                                                               2017           1.05           1.17    2,509,404.45
                                                                               2018           1.17           1.06    1,435,101.79
PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006)....... 2009          11.10          12.92    2,120,220.49
                                                                               2010          12.92          13.72    2,889,567.48
                                                                               2011          13.72          15.03    3,484,395.56
                                                                               2012          15.03          16.16    3,624,058.83
                                                                               2013          16.16          14.45    2,823,168.42
                                                                               2014          14.45          14.66    2,491,064.59
                                                                               2015          14.66          14.00    2,263,221.26
                                                                               2016          14.00          14.48    2,071,900.09
                                                                               2017          14.48          14.77    1,907,449.67
                                                                               2018          14.77          14.21    1,581,875.36
PIMCO Total Return Investment Division (Class B).............................. 2009          13.14          15.29    2,815,840.51
                                                                               2010          15.29          16.30    3,949,250.16
                                                                               2011          16.30          16.57    4,419,373.15
                                                                               2012          16.57          17.85    4,551,312.30
                                                                               2013          17.85          17.25    4,298,846.85
                                                                               2014          17.25          17.72    3,904,604.00
                                                                               2015          17.72          17.46    3,613,501.93
                                                                               2016          17.46          17.66    3,364,445.48
                                                                               2017          17.66          18.19    3,120,001.29
                                                                               2018          18.19          17.89    2,651,249.90
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06    4,940,453.63
                                                                               2013           1.06           1.15   12,034,917.75
                                                                               2014           1.15           1.23   12,734,835.97
                                                                               2015           1.23           1.20   13,743,972.76
                                                                               2016           1.20           1.25   13,222,066.99
                                                                               2017           1.25           1.41   12,418,923.30
                                                                               2018           1.41           1.25   15,783,001.51
Schroders Global Multi-Asset Investment Division (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.74      214,392.13
                                                                               2014          10.74          11.51      356,530.16
                                                                               2015          11.51          11.20      679,958.80
                                                                               2016          11.20          11.54      666,515.82
                                                                               2017          11.54          13.25      674,004.74
                                                                               2018          13.25          12.67            0.00
SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)........... 2009           8.55          10.53    1,491,765.64
                                                                               2010          10.53          11.65    2,774,889.67
                                                                               2011          11.65          11.60    3,324,555.27

                                     PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                          1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                  BEGINNING OF                   NUMBER OF
                                                                                      YEAR        END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                          2012          11.60          12.90   3,328,335.00
                                                                          2013          12.90          14.36   3,089,889.64
                                                                          2014          14.36          14.98   2,866,468.30
                                                                          2015          14.98          14.47   2,604,970.33
                                                                          2016          14.47          15.09   2,492,343.35
                                                                          2017          15.09          17.23   2,169,269.34
                                                                          2018          17.23          15.88   1,688,767.80
SSGA Growth ETF Investment Division (Class B) (5/1/2006)................. 2009           7.84           9.98     271,135.15
                                                                          2010           9.98          11.23     265,070.25
                                                                          2011          11.23          10.83     328,302.17
                                                                          2012          10.83          12.28     342,949.93
                                                                          2013          12.28          14.29     494,356.99
                                                                          2014          14.29          14.84     489,662.58
                                                                          2015          14.84          14.29     544,228.38
                                                                          2016          14.29          15.05     491,781.14
                                                                          2017          15.05          17.75     449,331.47
                                                                          2018          17.75          15.96     388,429.33
T. Rowe Price Large Cap Growth Investment Division (Class B)............. 2009           8.64          12.19     561,523.81
                                                                          2010          12.19          14.03     530,973.47
                                                                          2011          14.03          13.64     502,569.83
                                                                          2012          13.64          15.95     492,519.32
                                                                          2013          15.95          21.82     984,673.60
                                                                          2014          21.82          23.41     947,207.95
                                                                          2015          23.41          25.49   1,012,169.15
                                                                          2016          25.49          25.51     918,886.61
                                                                          2017          25.51          33.56     833,160.37
                                                                          2018          33.56          32.70     721,129.18
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................ 2009           3.49           5.47   1,183,651.35
                                                                          2010           5.47           6.88   1,427,466.46
                                                                          2011           6.88           6.11   1,493,606.86
                                                                          2012           6.11           6.75   1,469,983.29
                                                                          2013           6.75           7.06           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............... 2009           5.78           8.28   1,255,170.56
                                                                          2010           8.28          10.43   1,407,959.28
                                                                          2011          10.43          10.11   1,486,930.40
                                                                          2012          10.11          11.32   1,485,226.94
                                                                          2013          11.32          15.24   1,436,722.82
                                                                          2014          15.24          16.94   1,422,341.93
                                                                          2015          16.94          17.82   1,452,698.99
                                                                          2016          17.82          18.65   1,363,173.25
                                                                          2017          18.65          22.93   1,187,447.33
                                                                          2018          22.93          22.11   1,014,364.73
T. Rowe Price Small Cap Growth Investment Division (Class B)............. 2009           9.92          13.56     336,695.75
                                                                          2010          13.56          18.00     375,033.17
                                                                          2011          18.00          18.00     464,082.83
                                                                          2012          18.00          20.56     462,198.64
                                                                          2013          20.56          29.22     490,050.76
                                                                          2014          29.22          30.71     471,469.09
                                                                          2015          30.71          31.02     483,285.63
                                                                          2016          31.02          34.08     451,900.61
                                                                          2017          34.08          41.17     391,286.00
                                                                          2018          41.17          37.82     347,950.89
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Neuberger Berman Mid Cap Value Investment Division (Class B))............ 2009          13.73          20.00     871,062.72
                                                                          2010          20.00          24.85     929,780.66
                                                                          2011          24.85          22.86     952,078.56
                                                                          2012          22.86          25.27           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)............. 2012          25.15          25.85     858,449.46
                                                                          2013          25.85          33.20     786,274.20
                                                                          2014          33.20          35.87     692,331.51
                                                                          2015          35.87          32.18     654,611.14
                                                                          2016          32.18          36.64     579,269.65
                                                                          2017          36.64          39.53     521,889.28
                                                                          2018          39.53          35.01     444,194.27
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)....................................................... 2009          17.55          22.81     620,557.53
                                                                          2010          22.81          25.28     616,538.57
                                                                          2011          25.28          26.38     558,572.01
                                                                          2012          26.38          28.93     526,303.20
                                                                          2013          28.93          28.75     495,639.09
                                                                          2014          28.75          29.83     409,994.40
                                                                          2015          29.83          28.82     361,215.00
                                                                          2016          28.82          30.76   1,018,387.05

                                    PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                         1.45 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2017          30.76          32.72     918,685.76
                                                                         2018          32.72          30.95     790,725.06
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))..................................................... 2009          15.34          20.68     799,419.27
                                                                         2010          20.68          23.02     899,615.77
                                                                         2011          23.02          23.70     929,050.20
                                                                         2012          23.70          26.39     889,209.15
                                                                         2013          26.39          28.08     919,199.51
                                                                         2014          28.08          29.01     853,824.75
                                                                         2015          29.01          27.97     791,251.88
                                                                         2016          27.97          28.82           0.00
Western Asset Management U.S. Government Investment Division (Class B).. 2009          16.16          16.57     847,280.46
                                                                         2010          16.57          17.23     850,057.03
                                                                         2011          17.23          17.88     798,682.88
                                                                         2012          17.88          18.16     781,479.28
                                                                         2013          18.16          17.73     723,944.31
                                                                         2014          17.73          17.92     641,221.93
                                                                         2015          17.92          17.72     584,927.60
                                                                         2016          17.72          17.64     539,533.61
                                                                         2017          17.64          17.68     503,660.69
                                                                         2018          17.68          17.55     444,471.69





                                                                                         AT 1.70 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2009          13.65          15.15     691,422.16
                                                                                2010          15.15          15.85     687,126.32
                                                                                2011          15.85          16.53     606,151.93
                                                                                2012          16.53          17.13     550,794.23
                                                                                2013          17.13          16.48     533,332.95
                                                                                2014          16.48          17.05     472,490.86
                                                                                2015          17.05          16.81     425,055.28
                                                                                2016          16.81          17.01     422,647.38
                                                                                2017          17.01          17.34     405,558.62
                                                                                2018          17.34          16.93     315,770.36
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          16.02          24.87   1,024,126.11
                                                                                2010          24.87          29.93   1,080,126.69
                                                                                2011          29.93          23.79   1,077,280.00
                                                                                2012          23.79          27.64     964,772.85
                                                                                2013          27.64          34.86     884,672.45
                                                                                2014          34.86          35.00     850,397.85
                                                                                2015          35.00          34.50     793,369.09
                                                                                2016          34.50          34.63     723,967.35
                                                                                2017          34.63          42.87     630,898.38
                                                                                2018          42.87          37.70     543,705.23
American Funds Growth Investment Division (Class 2)............................ 2009          93.39         124.10     430,571.63
                                                                                2010         124.10         144.80     403,616.84
                                                                                2011         144.80         136.28     376,147.32
                                                                                2012         136.28         157.94     332,415.87
                                                                                2013         157.94         202.02     300,529.60
                                                                                2014         202.02         215.52     263,310.91
                                                                                2015         215.52         226.41     228,008.70
                                                                                2016         226.41         243.72     204,253.42
                                                                                2017         243.72         307.42     179,736.84
                                                                                2018         307.42         301.46     146,783.73
American Funds Growth-Income Investment Division (Class 2 ).................... 2009          70.38          88.08     393,860.59
                                                                                2010          88.08          96.49     417,935.29
                                                                                2011          96.49          93.13     423,179.38
                                                                                2012          93.13         107.56     395,509.51
                                                                                2013         107.56         141.17     357,771.29
                                                                                2014         141.17         153.55     326,918.44
                                                                                2015         153.55         153.16     300,616.66
                                                                                2016         153.16         167.93     272,896.05
                                                                                2017         167.93         202.06     230,637.50
                                                                                2018         202.06         195.09     194,178.76

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                                 1.50 SEPARATE ACCOUNT CHARGE
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.20          10.55     719,244.94
                                                                             2013          10.55          11.55     829,527.04
                                                                             2014          11.55          12.21     736,876.01
                                                                             2015          12.21          12.10     666,677.50
                                                                             2016          12.10          12.35     595,002.82
                                                                             2017          12.35          13.82     501,548.92
                                                                             2018          13.82          12.67     412,574.95
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2009          13.76          15.24      16,416.12
                                                                             2010          15.24          15.96      24,364.59
                                                                             2011          15.96          16.66      11,030.42
                                                                             2012          16.66          17.26       9,151.52
                                                                             2013          17.26          16.61       7,509.35
                                                                             2014          16.61          17.20       7,358.85
                                                                             2015          17.20          16.97       5,575.15
                                                                             2016          16.97          17.18       6,637.31
                                                                             2017          17.18          17.52       6,350.33
                                                                             2018          17.52          17.11       4,991.88
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2009          15.76          25.01      86,284.29
                                                                             2010          25.01          30.12      83,769.53
                                                                             2011          30.12          23.95      71,867.34
                                                                             2012          23.95          27.84      63,194.97
                                                                             2013          27.84          35.14      46,488.38
                                                                             2014          35.14          35.29      39,072.65
                                                                             2015          35.29          34.81      25,443.34
                                                                             2016          34.81          34.96      21,737.70
                                                                             2017          34.96          43.29      19,744.81
                                                                             2018          43.29          38.09      16,581.22
American Funds Growth Investment Division+ (Class 2)........................ 2009          91.63         125.66      38,086.04
                                                                             2010         125.66         146.69      36,750.77
                                                                             2011         146.69         138.13      30,896.19
                                                                             2012         138.13         160.16      26,764.62
                                                                             2013         160.16         204.97      22,558.96
                                                                             2014         204.97         218.77      18,689.60
                                                                             2015         218.77         229.95      15,946.51
                                                                             2016         229.95         247.64      13,912.12
                                                                             2017         247.64         312.52      12,721.05
                                                                             2018         312.52         306.62      10,196.77
American Funds Growth-Income Investment Division+ (Class 2)................. 2009          69.08          89.18      53,241.27
                                                                             2010          89.18          97.75      51,024.07
                                                                             2011          97.75          94.39      41,759.75
                                                                             2012          94.39         109.07      34,875.77
                                                                             2013         109.07         143.23      30,143.69
                                                                             2014         143.23         155.87      28,663.88
                                                                             2015         155.87         155.55      19,483.83
                                                                             2016         155.55         170.63      16,524.74
                                                                             2017         170.63         205.42      15,224.40
                                                                             2018         205.42         198.43      13,840.25
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.00           8.92     362,740.36
                                                                             2010           8.92           9.86     653,959.10
                                                                             2011           9.86           9.51     715,201.03
                                                                             2012           9.51          10.63     652,169.46
                                                                             2013          10.63          12.41     575,958.03
                                                                             2014          12.41          12.97     579,459.66
                                                                             2015          12.97          12.69     540,139.02
                                                                             2016          12.69          13.47     589,557.68
                                                                             2017          13.47          15.51     455,226.88
                                                                             2018          15.51          14.62     427,356.45
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.35           8.39     651,597.21
                                                                             2010           8.39           9.38     678,757.17
                                                                             2011           9.38           8.80     592,500.82
                                                                             2012           8.80          10.07     521,805.64
                                                                             2013          10.07          12.41     426,860.41
                                                                             2014          12.41          13.01     439,156.60
                                                                             2015          13.01          12.72     450,708.75
                                                                             2016          12.72          13.65     452,136.50
                                                                             2017          13.65          16.32     428,176.79
                                                                             2018          16.32          15.15     360,210.28
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.68           9.33     553,781.88
                                                                             2010           9.33          10.10   1,050,275.58
                                                                             2011          10.10           9.97   1,124,128.52
                                                                             2012           9.97          10.89   1,056,159.57

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.89          12.18     934,254.08
                                                                               2014          12.18          12.73     914,664.99
                                                                               2015          12.73          12.45     808,523.84
                                                                               2016          12.45          13.12     787,885.74
                                                                               2017          13.12          14.60     681,383.68
                                                                               2018          14.60          13.89     590,060.86
AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)............ 2012          11.14          11.54     945,784.87
                                                                               2013          11.54          10.98     975,528.07
                                                                               2014          10.98          11.25     934,220.09
                                                                               2015          11.25          10.02     826,374.84
                                                                               2016          10.02          10.75     736,849.70
                                                                               2017          10.75          11.63     618,143.22
                                                                               2018          11.63          10.73     518,525.82
Baillie Gifford International Stock Investment Division (Class B)............. 2009          10.52          12.63     108,580.54
                                                                               2010          12.63          13.29      96,358.31
                                                                               2011          13.29          10.46      86,882.44
                                                                               2012          10.46          12.30      83,195.34
                                                                               2013          12.30          13.95      70,249.66
                                                                               2014          13.95          13.28      71,570.42
                                                                               2015          13.28          12.80      67,063.38
                                                                               2016          12.80          13.25      60,741.98
                                                                               2017          13.25          17.60      46,995.61
                                                                               2018          17.60          14.36      46,882.96
BlackRock Bond Income Investment Division (Class B)........................... 2009          44.92          48.32      49,003.14
                                                                               2010          48.32          51.44      62,759.28
                                                                               2011          51.44          53.87      72,516.04
                                                                               2012          53.87          56.93      67,964.73
                                                                               2013          56.93          55.52      66,524.31
                                                                               2014          55.52          58.42      60,988.17
                                                                               2015          58.42          57.74      62,313.03
                                                                               2016          57.74          58.51      60,308.57
                                                                               2017          58.51          59.86      61,872.05
                                                                               2018          59.86          58.60      55,205.43
BlackRock Capital Appreciation Investment Division (Class B).................. 2009          19.69          26.49      45,361.03
                                                                               2010          26.49          31.17      42,078.49
                                                                               2011          31.17          27.90      56,584.75
                                                                               2012          27.90          31.35      50,397.68
                                                                               2013          31.35          41.35      42,849.73
                                                                               2014          41.35          44.25      34,509.06
                                                                               2015          44.25          46.22      33,400.06
                                                                               2016          46.22          45.46      33,746.49
                                                                               2017          45.46          59.82      27,876.78
                                                                               2018          59.82          60.21      25,261.00
BlackRock Capital Appreciation Investment Division (Class B) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class B) and
before that FI Large Cap Investment Division (Class B)) (5/1/2006)............ 2009           9.48           9.87           0.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(4/30/2012)................................................................... 2012           9.96          10.27     932,599.55
                                                                               2013          10.27          11.17   1,147,919.67
                                                                               2014          11.17          11.65   1,086,963.97
                                                                               2015          11.65          11.46   1,093,076.64
                                                                               2016          11.46          11.79     979,191.15
                                                                               2017          11.79          13.17     859,714.67
                                                                               2018          13.17          12.04     681,672.08
BlackRock Ultra-Short Term Bond Investment Division (Class B)................. 2009          23.28          22.99       2,600.55
                                                                               2010          22.99          22.65       5,388.05
                                                                               2011          22.65          22.32       3,301.21
                                                                               2012          22.32          21.98       4,449.62
                                                                               2013          21.98          21.65       2,943.55
                                                                               2014          21.65          21.33       2,458.22
                                                                               2015          21.33          21.01       2,494.31
                                                                               2016          21.01          20.72       2,098.88
                                                                               2017          20.72          20.55         489.07
                                                                               2018          20.55          20.55         494.95
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Aggressive Allocation Investment Division (Class B)) (5/1/2005)....... 2009           7.57           9.81      94,729.28
                                                                               2010           9.81          11.18      86,458.38
                                                                               2011          11.18          12.12           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B)................ 2011          12.08          10.34      60,419.27
                                                                               2012          10.34          11.89      82,883.83
                                                                               2013          11.89          15.17      50,617.33
                                                                               2014          15.17          15.71      48,353.19
                                                                               2015          15.71          15.16      41,032.62
                                                                               2016          15.16          16.28      62,085.46

                                                                                       BEGINNING OF                  NUMBER OF
PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II                                          YEAR        END OF YEAR   ACCUMULATION
1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2017          16.28          19.72      43,981.70
                                                                                2018          19.72          17.47      39,052.83
Brighthouse Asset Allocation 20 Investment Division (Class B) (5/1/2005)....... 2009           9.50          11.28     461,630.43
                                                                                2010          11.28          12.23     727,430.70
                                                                                2011          12.23          12.44     845,359.90
                                                                                2012          12.44          13.38     939,109.22
                                                                                2013          13.38          13.75     896,024.37
                                                                                2014          13.75          14.15     818,850.80
                                                                                2015          14.15          13.85     700,059.57
                                                                                2016          13.85          14.27     675,833.41
                                                                                2017          14.27          15.03     581,067.45
                                                                                2018          15.03          14.42     453,965.79
Brighthouse Asset Allocation 40 Investment Division (Class B) (5/1/2005)....... 2009           9.03          11.00   1,008,766.42
                                                                                2010          11.00          12.09   1,617,163.08
                                                                                2011          12.09          12.03   1,931,443.06
                                                                                2012          12.03          13.21   1,871,784.00
                                                                                2013          13.21          14.44   1,679,896.64
                                                                                2014          14.44          14.92   1,436,320.51
                                                                                2015          14.92          14.54   1,287,153.81
                                                                                2016          14.54          15.20   1,125,273.38
                                                                                2017          15.20          16.57     996,693.95
                                                                                2018          16.57          15.60     879,353.86
Brighthouse Asset Allocation 60 Investment Division (Class B) (5/1/2005)....... 2009           8.55          10.65   1,957,415.14
                                                                                2010          10.65          11.88   2,992,970.68
                                                                                2011          11.88          11.54   3,408,700.83
                                                                                2012          11.54          12.87   3,275,251.30
                                                                                2013          12.87          14.97   3,066,135.41
                                                                                2014          14.97          15.49   2,843,108.44
                                                                                2015          15.49          15.06   2,584,687.92
                                                                                2016          15.06          15.89   2,285,078.14
                                                                                2017          15.89          17.96   2,029,647.44
                                                                                2018          17.96          16.61   1,755,853.89
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............. 2013          11.57          13.18     146,649.19
                                                                                2014          13.18          13.12           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (5/1/2005)....... 2009           8.06          10.26   1,184,921.46
                                                                                2010          10.26          11.59     934,289.76
                                                                                2011          11.59          10.99     834,393.41
                                                                                2012          10.99          12.49     759,978.37
                                                                                2013          12.49          15.29     769,651.75
                                                                                2014          15.29          15.85     836,857.84
                                                                                2015          15.85          15.35     803,031.96
                                                                                2016          15.35          16.35     713,257.30
                                                                                2017          16.35          19.20     641,320.10
                                                                                2018          19.20          17.38     501,741.57
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife
Growth Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)......... 2009           7.02           8.90      54,162.32
                                                                                2010           8.90           9.64      57,135.74
                                                                                2011           9.64           9.33      85,034.50
                                                                                2012           9.33          10.68      80,555.94
                                                                                2013          10.68          11.49           0.00
Brighthouse Balanced Plus Investment Division (Class B) (4/30/2012)............ 2012           9.99          10.44   1,059,337.87
                                                                                2013          10.44          11.77   1,820,476.44
                                                                                2014          11.77          12.71   1,907,021.16
                                                                                2015          12.71          12.01   1,826,932.70
                                                                                2016          12.01          12.82   1,618,896.92
                                                                                2017          12.82          14.94   1,487,220.53
                                                                                2018          14.94          13.64   1,285,135.26
Brighthouse/Artisan Mid Cap Value Investment Division (Class B)................ 2009          18.74          26.06      23,988.33
                                                                                2010          26.06          29.47      23,916.21
                                                                                2011          29.47          30.91      25,481.23
                                                                                2012          30.91          33.98      21,192.87
                                                                                2013          33.98          45.69      21,095.67
                                                                                2014          45.69          45.77      19,693.66
                                                                                2015          45.77          40.73      17,769.93
                                                                                2016          40.73          49.21      15,907.60
                                                                                2017          49.21          54.56      15,122.51
                                                                                2018          54.56          46.53      13,270.13
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (5/2/2011)........................................................... 2011           9.98           9.76      11,656.92
                                                                                2012           9.76          10.03      12,945.04
                                                                                2013          10.03          10.00      45,540.79
                                                                                2014          10.00           9.95      53,396.88

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015           9.95
                                                                                  2016           9.74
                                                                                  2017           9.90
                                                                                  2018           9.88
Brighthouse/Wellington Balanced Investment Division (Class B).................... 2009          31.65
                                                                                  2010          36.48
                                                                                  2011          39.29
                                                                                  2012          40.09
                                                                                  2013          44.28
                                                                                  2014          52.46
                                                                                  2015          57.00
                                                                                  2016          57.44
                                                                                  2017          60.39
                                                                                  2018          68.34
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................ 2009          22.74
                                                                                  2010          29.50
                                                                                  2011          32.46
                                                                                  2012          30.61
                                                                                  2013          33.96
                                                                                  2014          44.62
                                                                                  2015          48.50
                                                                                  2016          48.80
                                                                                  2017          51.47
                                                                                  2018          60.24
Brighthouse/Wellington Large Cap Research Investment Division (Class B).......... 2009          47.46
                                                                                  2010          55.73
                                                                                  2011          61.74
                                                                                  2012          60.98
                                                                                  2013          68.12
                                                                                  2014          90.12
                                                                                  2015         100.77
                                                                                  2016         103.73
                                                                                  2017         110.64
                                                                                  2018         132.92
Clarion Global Real Estate Investment Division (Class B)......................... 2009           9.33
                                                                                  2010          12.38
                                                                                  2011          14.16
                                                                                  2012          13.17
                                                                                  2013          16.35
                                                                                  2014          16.68
                                                                                  2015          18.61
                                                                                  2016          18.07
                                                                                  2017          17.96
                                                                                  2018          19.59
ClearBridge Aggressive Growth Investment Division (Class B)...................... 2009           4.68
                                                                                  2010           6.13
                                                                                  2011           7.48
                                                                                  2012           7.61
                                                                                  2013           8.88
                                                                                  2014          12.74
                                                                                  2015          14.92
                                                                                  2016          14.10
                                                                                  2017          14.27
                                                                                  2018          16.64
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008)....... 2009          99.61
                                                                                  2010         140.18
                                                                                  2011         151.07
                                                                                  2012         137.60
                                                                                  2013         166.06
                                                                                  2014         210.68
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))............... 2009           4.12
                                                                                  2010           5.60
                                                                                  2011           5.92
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)........................................................... 2012          10.76
                                                                                  2013          10.92
                                                                                  2014          10.27
                                                                                  2015          10.88
                                                                                  2016          10.76



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                          9.74      41,231.63
                                                                                          9.90      39,580.92
                                                                                          9.88      38,211.14
                                                                                          9.78      33,157.20
Brighthouse/Wellington Balanced Investment Division (Class B)....................        36.48      15,881.95
                                                                                         39.29      14,778.59
                                                                                         40.09      13,150.64
                                                                                         44.28      12,332.73
                                                                                         52.46      12,561.41
                                                                                         57.00      10,487.56
                                                                                         57.44       9,625.17
                                                                                         60.39       8,584.44
                                                                                         68.34       7,455.73
                                                                                         64.61       6,901.70
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................        29.50     103,134.11
                                                                                         32.46     104,641.32
                                                                                         30.61     117,517.98
                                                                                         33.96      99,703.63
                                                                                         44.62      82,217.72
                                                                                         48.50      70,499.04
                                                                                         48.80      59,058.84
                                                                                         51.47      52,946.90
                                                                                         60.24      46,926.11
                                                                                         59.13      35,163.57
Brighthouse/Wellington Large Cap Research Investment Division (Class B)..........        55.73       5,023.56
                                                                                         61.74       3,679.42
                                                                                         60.98       5,743.03
                                                                                         68.12       6,745.64
                                                                                         90.12       6,480.24
                                                                                        100.77       7,503.51
                                                                                        103.73       5,588.73
                                                                                        110.64       4,603.21
                                                                                        132.92       3,686.22
                                                                                        122.65       2,041.90
Clarion Global Real Estate Investment Division (Class B).........................        12.38     174,610.74
                                                                                         14.16     164,268.92
                                                                                         13.17     159,733.04
                                                                                         16.35     162,436.52
                                                                                         16.68     143,425.61
                                                                                         18.61     122,316.09
                                                                                         18.07     109,144.70
                                                                                         17.96     103,042.52
                                                                                         19.59      94,077.76
                                                                                         17.63      77,863.29
ClearBridge Aggressive Growth Investment Division (Class B)......................         6.13      31,168.61
                                                                                          7.48      38,038.08
                                                                                          7.61     106,870.94
                                                                                          8.88     157,808.33
                                                                                         12.74     187,342.66
                                                                                         14.92     556,728.26
                                                                                         14.10     524,221.42
                                                                                         14.27     452,652.66
                                                                                         16.64     356,630.91
                                                                                         15.24     275,371.50
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008).......       140.18      31,776.44
                                                                                        151.07      36,862.04
                                                                                        137.60      33,538.32
                                                                                        166.06      31,668.19
                                                                                        210.68      25,264.07
                                                                                        219.31           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))...............         5.60      21,908.89
                                                                                          5.92      51,248.84
                                                                                          6.29           0.00
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)...........................................................        10.92     653,967.97
                                                                                         10.27     600,141.41
                                                                                         10.88     533,130.85
                                                                                         10.76     453,172.68
                                                                                         10.74     413,707.68

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                           1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2017          10.74          10.86     347,278.86
                                                                             2018          10.86          10.69     299,584.35
Frontier Mid Cap Growth Investment Division (Class B)....................... 2009          26.38          38.75      22,692.16
                                                                             2010          38.75          43.89      27,794.39
                                                                             2011          43.89          41.84      30,568.49
                                                                             2012          41.84          45.62      23,063.68
                                                                             2013          45.62          59.52      17,466.11
                                                                             2014          59.52          65.01      16,943.26
                                                                             2015          65.01          65.71      16,982.70
                                                                             2016          65.71          68.07      14,139.95
                                                                             2017          68.07          83.78      11,772.86
                                                                             2018          83.78          77.65      10,031.88
Harris Oakmark International Investment Division (Class B).................. 2009          11.28          17.23     112,948.34
                                                                             2010          17.23          19.76     152,412.94
                                                                             2011          19.76          16.69     185,328.08
                                                                             2012          16.69          21.25     164,706.41
                                                                             2013          21.25          27.32     148,986.84
                                                                             2014          27.32          25.36     159,990.00
                                                                             2015          25.36          23.85     150,941.64
                                                                             2016          23.85          25.41     144,824.08
                                                                             2017          25.41          32.66     122,243.87
                                                                             2018          32.66          24.45     117,547.08
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04   2,274,024.35
                                                                             2013           1.04           1.05   4,394,985.88
                                                                             2014           1.05           1.09   3,773,815.18
                                                                             2015           1.09           1.03   3,442,920.50
                                                                             2016           1.03           1.13   2,625,038.18
                                                                             2017           1.13           1.23   2,228,110.95
                                                                             2018           1.23           1.13   1,810,092.30
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           9.61          12.67      11,185.84
                                                                             2010          12.67          15.75      15,380.10
                                                                             2011          15.75          15.35      25,669.97
                                                                             2012          15.35          17.88      21,714.28
                                                                             2013          17.88          24.69      22,986.91
                                                                             2014          24.69          26.25      21,968.48
                                                                             2015          26.25          25.41      20,142.52
                                                                             2016          25.41          27.90      17,153.34
                                                                             2017          27.90          34.45      16,617.00
                                                                             2018          34.45          30.86      14,998.24
Jennison Growth Investment Division (Class B)............................... 2009           3.36           4.62      55,813.28
                                                                             2010           4.62           5.07      92,878.43
                                                                             2011           5.07           5.01     160,650.72
                                                                             2012           5.01           5.70     287,794.25
                                                                             2013           5.70           7.68     234,618.04
                                                                             2014           7.68           8.23     233,825.56
                                                                             2015           8.23           8.96     253,623.23
                                                                             2016           8.96           8.81     213,642.68
                                                                             2017           8.81          11.90     162,988.23
                                                                             2018          11.90          11.73     152,846.01
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)) (5/1/2005).............. 2009           5.45           7.72      70,848.08
                                                                             2010           7.72           8.32      96,620.37
                                                                             2011           8.32           8.09      95,345.31
                                                                             2012           8.09           9.09           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     992,280.82
                                                                             2013           1.04           1.14   3,152,528.62
                                                                             2014           1.14           1.20   3,628,250.41
                                                                             2015           1.20           1.20   3,505,400.88
                                                                             2016           1.20           1.21   3,117,892.95
                                                                             2017           1.21           1.39   2,786,683.60
                                                                             2018           1.39           1.27   2,509,337.77
JPMorgan Global Active Allocation Investment Division (Class B) (formerly
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014))...................................................... 2014           0.99           1.03      22,136.39
                                                                             2015           1.03           1.01     150,046.17
                                                                             2016           1.01           1.01     223,886.75
                                                                             2017           1.01           1.15     209,226.39
                                                                             2018           1.15           1.13           0.00
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)...... 2013          15.24          16.74     116,284.15
                                                                             2014          16.74          17.06      99,983.87
                                                                             2015          17.06          17.02      87,754.96
                                                                             2016          17.02          17.56      63,591.96
                                                                             2017          17.56          21.28      47,852.51

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2018          21.28          19.83      43,886.76
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2009           7.98          10.04      54,635.25
                                                                              2010          10.04          11.07      91,514.04
                                                                              2011          11.07          11.13     121,733.09
                                                                              2012          11.13          12.34     111,211.70
                                                                              2013          12.34          12.87           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)................... 2009          21.91          28.04      22,246.65
                                                                              2010          28.04          35.14      17,756.68
                                                                              2011          35.14          34.74      19,998.60
                                                                              2012          34.74          39.10      20,078.39
                                                                              2013          39.10          54.19      15,215.04
                                                                              2014          54.19          55.25      13,775.34
                                                                              2015          55.25          53.48      14,509.44
                                                                              2016          53.48          62.68      10,522.33
                                                                              2017          62.68          70.99       8,724.63
                                                                              2018          70.99          62.03       7,132.85
Loomis Sayles Small Cap Growth Investment Division (Class B)................. 2009           6.41           8.19      32,949.80
                                                                              2010           8.19          10.60      26,426.46
                                                                              2011          10.60          10.73      28,604.87
                                                                              2012          10.73          11.73      23,480.98
                                                                              2013          11.73          17.14      26,514.92
                                                                              2014          17.14          17.04      17,327.20
                                                                              2015          17.04          17.03      13,436.74
                                                                              2016          17.03          17.79       7,679.60
                                                                              2017          17.79          22.20      10,371.36
                                                                              2018          22.20          21.93       8,778.89
MetLife Aggregate Bond Index Investment Division (Class B)................... 2009          14.24          14.73     337,451.36
                                                                              2010          14.73          15.33     455,768.53
                                                                              2011          15.33          16.21     588,724.26
                                                                              2012          16.21          16.54     607,450.69
                                                                              2013          16.54          15.88     622,779.47
                                                                              2014          15.88          16.50     602,671.58
                                                                              2015          16.50          16.27     591,351.01
                                                                              2016          16.27          16.37     545,671.95
                                                                              2017          16.37          16.61     512,061.23
                                                                              2018          16.61          16.29     437,133.74
MetLife Mid Cap Stock Index Investment Division (Class B).................... 2009          10.29          13.87      90,479.49
                                                                              2010          13.87          17.22     102,090.89
                                                                              2011          17.22          16.59     134,954.72
                                                                              2012          16.59          19.17     140,104.32
                                                                              2013          19.17          25.09     127,547.25
                                                                              2014          25.09          27.00     120,070.41
                                                                              2015          27.00          25.90     123,813.77
                                                                              2016          25.90          30.65     114,557.37
                                                                              2017          30.65          34.92      97,766.79
                                                                              2018          34.92          30.43      83,711.51
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B)............... 2009           9.42          11.90     167,547.33
                                                                              2010          11.90          12.65     190,517.88
                                                                              2011          12.65          10.89     235,444.24
                                                                              2012          10.89          12.66     226,570.43
                                                                              2013          12.66          15.15     207,490.64
                                                                              2014          15.15          13.99     206,747.97
                                                                              2015          13.99          13.61     229,552.85
                                                                              2016          13.61          13.54     215,216.20
                                                                              2017          13.54          16.62     179,026.28
                                                                              2018          16.62          14.07     163,347.12
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).. 2013           1.07           1.12   1,974,018.55
                                                                              2014           1.12           1.21   3,061,250.78
                                                                              2015           1.21           1.18   4,936,699.39
                                                                              2016           1.18           1.21   4,880,968.45
                                                                              2017           1.21           1.38   4,519,191.05
                                                                              2018           1.38           1.26   3,797,122.64
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B)............ 2009          11.54          14.28      50,731.24
                                                                              2010          14.28          17.81      60,553.92
                                                                              2011          17.81          16.79      81,213.05
                                                                              2012          16.79          19.20      79,165.33
                                                                              2013          19.20          26.14      58,088.96
                                                                              2014          26.14          26.98      59,369.68
                                                                              2015          26.98          25.38      57,336.78
                                                                              2016          25.38          30.25      55,425.14
                                                                              2017          30.25          34.09      48,068.53
                                                                              2018          34.09          29.82      45,130.88
MetLife Stock Index Investment Division (Class B)............................ 2009          27.00          33.49     196,399.22

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2010          33.49
                                                                                  2011          37.77
                                                                                  2012          37.82
                                                                                  2013          43.00
                                                                                  2014          55.79
                                                                                  2015          62.16
                                                                                  2016          61.80
                                                                                  2017          67.81
                                                                                  2018          80.98
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009          10.09
                                                                                  2010          13.09
                                                                                  2011          14.36
                                                                                  2012          12.63
                                                                                  2013          14.52
                                                                                  2014          17.06
                                                                                  2015          15.64
                                                                                  2016          15.13
                                                                                  2017          14.78
                                                                                  2018          18.66
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          34.42
                                                                                  2010          40.12
                                                                                  2011          43.39
                                                                                  2012          43.67
                                                                                  2013          47.88
                                                                                  2014          55.99
                                                                                  2015          59.77
                                                                                  2016          58.65
                                                                                  2017          62.93
                                                                                  2018          69.54
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           9.03
                                                                                  2010          10.73
                                                                                  2011          11.75
                                                                                  2012          11.65
                                                                                  2013          13.35
                                                                                  2014          17.81
                                                                                  2015          19.40
                                                                                  2016          19.04
                                                                                  2017          21.40
                                                                                  2018          24.79
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           9.32
                                                                                  2010          10.19
                                                                                  2011          10.94
                                                                                  2012          11.00
                                                                                  2013          12.35
                                                                                  2014          16.02
                                                                                  2015          17.32
                                                                                  2016          16.01
                                                                                  2017          18.62
                                                                                  2018          19.69
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))................................................... 2009          18.85
                                                                                  2010          22.56
                                                                                  2011          25.40
                                                                                  2012          23.43
                                                                                  2013          26.65
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................ 2009           6.59
                                                                                  2010           8.11
                                                                                  2011           8.87
                                                                                  2012           8.69
                                                                                  2013           9.75
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          12.70
                                                                                  2011          14.74
                                                                                  2012          13.52
                                                                                  2013          14.55
                                                                                  2014          19.93
                                                                                  2015          19.83
                                                                                  2016          18.56
                                                                                  2017          16.73
                                                                                  2018          23.06
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.83
                                                                                  2010          11.62



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         37.77     226,540.25
                                                                                         37.82     260,646.69
                                                                                         43.00     248,834.96
                                                                                         55.79     221,405.71
                                                                                         62.16     206,734.88
                                                                                         61.80     198,684.30
                                                                                         67.81     178,855.31
                                                                                         80.98     157,180.45
                                                                                         75.92     130,160.92
MFS(Reg. TM) Research International Investment Division (Class B)................        13.09     115,423.49
                                                                                         14.36     126,238.04
                                                                                         12.63     108,824.82
                                                                                         14.52      86,420.65
                                                                                         17.06      68,713.25
                                                                                         15.64      57,929.28
                                                                                         15.13      53,500.24
                                                                                         14.78      44,899.02
                                                                                         18.66      33,991.21
                                                                                         15.80      32,280.67
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        40.12      17,976.77
                                                                                         43.39      18,152.54
                                                                                         43.67      20,510.69
                                                                                         47.88      22,811.63
                                                                                         55.99      20,666.18
                                                                                         59.77      17,478.95
                                                                                         58.65      16,180.17
                                                                                         62.93      16,102.93
                                                                                         69.54      14,199.04
                                                                                         64.52       7,762.30
MFS(Reg. TM) Value Investment Division (Class B).................................        10.73      76,037.09
                                                                                         11.75      93,270.71
                                                                                         11.65     127,058.25
                                                                                         13.35     116,843.82
                                                                                         17.81     196,784.60
                                                                                         19.40     164,566.18
                                                                                         19.04     161,051.69
                                                                                         21.40     163,445.55
                                                                                         24.79     135,688.44
                                                                                         21.92     164,816.03
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................        10.19      95,592.49
                                                                                         10.94     116,123.01
                                                                                         11.00     121,689.78
                                                                                         12.35     130,003.20
                                                                                         16.02     126,620.11
                                                                                         17.32     126,043.51
                                                                                         16.01     116,505.19
                                                                                         18.62     112,199.64
                                                                                         19.69     100,172.84
                                                                                         18.99           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))...................................................        22.56      19,101.15
                                                                                         25.40      17,847.27
                                                                                         23.43      14,535.33
                                                                                         26.65      13,696.93
                                                                                         29.33           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................         8.11      37,613.21
                                                                                          8.87      85,964.55
                                                                                          8.69     124,705.18
                                                                                          9.75     125,825.90
                                                                                         10.68           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        14.74      44,390.95
                                                                                         13.52      65,707.22
                                                                                         14.55      62,094.56
                                                                                         19.93      53,138.19
                                                                                         19.83      54,438.24
                                                                                         18.56      44,232.33
                                                                                         16.73      46,813.17
                                                                                         23.06      33,933.03
                                                                                         25.03      32,687.61
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.62      46,895.75
                                                                                         12.57           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Neuberger Berman Genesis Investment Division (Class B)........................ 2009          12.16          13.52      57,729.14
                                                                               2010          13.52          16.16      46,276.56
                                                                               2011          16.16          16.80      41,317.92
                                                                               2012          16.80          18.16      37,860.75
                                                                               2013          18.16          24.72      46,149.74
                                                                               2014          24.72          24.28      38,899.04
                                                                               2015          24.28          24.01      32,390.96
                                                                               2016          24.01          28.01      33,755.74
                                                                               2017          28.01          31.87      30,274.71
                                                                               2018          31.87          29.20      27,650.09
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................ 2009           9.47          12.76      17,404.76
                                                                               2010          12.76          15.44      18,152.79
                                                                               2011          15.44          14.41      21,863.71
                                                                               2012          14.41          14.94      20,670.83
                                                                               2013          14.94          16.20           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2009           6.56           8.57      12,715.04
                                                                               2010           8.57           9.09      19,792.92
                                                                               2011           9.09           8.34      62,533.62
                                                                               2012           8.34          10.04      62,228.00
                                                                               2013          10.04          10.67           0.00
Oppenheimer Global Equity Investment Division* (Class B)...................... 2009          11.71          16.13      48,675.18
                                                                               2010          16.13          18.42      54,507.76
                                                                               2011          18.42          16.62      81,434.96
                                                                               2012          16.62          19.84      81,886.06
                                                                               2013          19.84          24.85      99,560.62
                                                                               2014          24.85          25.00     101,318.51
                                                                               2015          25.00          25.60      79,917.80
                                                                               2016          25.60          25.28      69,547.53
                                                                               2017          25.28          34.05      56,350.79
                                                                               2018          34.05          29.13      52,568.49
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).... 2014           0.99           1.03       3,574.04
                                                                               2015           1.03           0.96      96,373.53
                                                                               2016           0.96           1.05     382,770.86
                                                                               2017           1.05           1.17     437,109.97
                                                                               2018           1.17           1.06     382,030.22
PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006)....... 2009          11.07          12.87     310,322.51
                                                                               2010          12.87          13.67     431,442.49
                                                                               2011          13.67          14.96     572,264.49
                                                                               2012          14.96          16.09     621,060.60
                                                                               2013          16.09          14.38     533,132.64
                                                                               2014          14.38          14.57     476,770.03
                                                                               2015          14.57          13.91     427,570.49
                                                                               2016          13.91          14.38     377,774.05
                                                                               2017          14.38          14.66     356,749.91
                                                                               2018          14.66          14.09     287,968.47
PIMCO Total Return Investment Division (Class B).............................. 2009          13.09          15.22     315,771.61
                                                                               2010          15.22          16.22     521,378.79
                                                                               2011          16.22          16.48     607,907.44
                                                                               2012          16.48          17.74     701,335.88
                                                                               2013          17.74          17.14     683,091.33
                                                                               2014          17.14          17.59     575,186.85
                                                                               2015          17.59          17.33     526,355.58
                                                                               2016          17.33          17.52     461,206.77
                                                                               2017          17.52          18.04     460,882.27
                                                                               2018          18.04          17.73     366,442.40
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06     573,694.08
                                                                               2013           1.06           1.15   2,207,019.88
                                                                               2014           1.15           1.22   2,653,055.05
                                                                               2015           1.22           1.19   2,759,201.18
                                                                               2016           1.19           1.24   2,555,697.42
                                                                               2017           1.24           1.40   2,338,154.70
                                                                               2018           1.40           1.25   2,888,490.93
Schroders Global Multi-Asset Investment Division (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.74      48,987.52
                                                                               2014          10.74          11.50      68,300.91
                                                                               2015          11.50          11.18     206,937.09
                                                                               2016          11.18          11.52     208,905.78
                                                                               2017          11.52          13.22     152,091.37
                                                                               2018          13.22          12.64           0.00
SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)........... 2009           8.54          10.51     162,425.67
                                                                               2010          10.51          11.62     618,533.25
                                                                               2011          11.62          11.57     989,652.61

                                     PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                          1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                  BEGINNING OF                   NUMBER OF
                                                                                      YEAR        END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                          2012          11.57          12.86   1,013,144.06
                                                                          2013          12.86          14.30     970,614.76
                                                                          2014          14.30          14.91     835,298.92
                                                                          2015          14.91          14.40     817,914.09
                                                                          2016          14.40          15.01     749,474.15
                                                                          2017          15.01          17.13     688,556.65
                                                                          2018          17.13          15.77     531,000.34
SSGA Growth ETF Investment Division (Class B) (5/1/2006)................. 2009           7.83           9.96      38,455.84
                                                                          2010           9.96          11.20      71,334.57
                                                                          2011          11.20          10.80      93,111.19
                                                                          2012          10.80          12.23      66,820.74
                                                                          2013          12.23          14.23      97,485.51
                                                                          2014          14.23          14.77      84,448.11
                                                                          2015          14.77          14.22      86,804.47
                                                                          2016          14.22          14.97      81,688.37
                                                                          2017          14.97          17.64      79,115.84
                                                                          2018          17.64          15.86      50,794.67
T. Rowe Price Large Cap Growth Investment Division (Class B)............. 2009           8.60          12.12      71,086.60
                                                                          2010          12.12          13.94      67,233.88
                                                                          2011          13.94          13.55      86,170.35
                                                                          2012          13.55          15.84      82,993.60
                                                                          2013          15.84          21.66     155,553.58
                                                                          2014          21.66          23.22     154,559.81
                                                                          2015          23.22          25.28     163,349.35
                                                                          2016          25.28          25.28     151,709.52
                                                                          2017          25.28          33.25     122,467.88
                                                                          2018          33.25          32.37     106,477.96
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................ 2009           3.47           5.44     203,692.85
                                                                          2010           5.44           6.85     259,376.02
                                                                          2011           6.85           6.08     269,936.66
                                                                          2012           6.08           6.71     227,163.66
                                                                          2013           6.71           7.02           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............... 2009           5.75           8.25     165,004.06
                                                                          2010           8.25          10.37     222,068.98
                                                                          2011          10.37          10.05     231,521.01
                                                                          2012          10.05          11.26     197,074.27
                                                                          2013          11.26          15.15     195,953.98
                                                                          2014          15.15          16.83     198,466.32
                                                                          2015          16.83          17.68     208,839.49
                                                                          2016          17.68          18.50     189,062.80
                                                                          2017          18.50          22.74     159,073.87
                                                                          2018          22.74          21.91     137,119.20
T. Rowe Price Small Cap Growth Investment Division (Class B)............. 2009           9.87          13.48      34,011.32
                                                                          2010          13.48          17.88      46,718.30
                                                                          2011          17.88          17.87      63,179.05
                                                                          2012          17.87          20.40      68,059.25
                                                                          2013          20.40          28.98      67,436.69
                                                                          2014          28.98          30.44      68,688.51
                                                                          2015          30.44          30.73      66,040.84
                                                                          2016          30.73          33.75      63,908.22
                                                                          2017          33.75          40.74      50,941.32
                                                                          2018          40.74          37.41      44,941.09
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Neuberger Berman Mid Cap Value Investment Division (Class B))............ 2009          13.66          19.89     137,467.11
                                                                          2010          19.89          24.70     143,739.48
                                                                          2011          24.70          22.71     144,793.52
                                                                          2012          22.71          25.10           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)............. 2012          24.98          25.66     135,075.00
                                                                          2013          25.66          32.94     114,104.70
                                                                          2014          32.94          35.58      97,374.27
                                                                          2015          35.58          31.91      82,897.78
                                                                          2016          31.91          36.30      71,041.64
                                                                          2017          36.30          39.15      61,222.17
                                                                          2018          39.15          34.65      52,411.69
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)....................................................... 2009          17.42          22.64      87,947.95
                                                                          2010          22.64          25.08      71,264.45
                                                                          2011          25.08          26.15      56,515.95
                                                                          2012          26.15          28.67      50,384.96
                                                                          2013          28.67          28.47      44,857.10
                                                                          2014          28.47          29.53      31,896.27
                                                                          2015          29.53          28.51      27,847.89
                                                                          2016          28.51          30.42     113,079.54

                                    PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                         1.50 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2017          30.42          32.35     109,624.93
                                                                         2018          32.35          30.58      91,796.39
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))..................................................... 2009          15.24          20.54     116,459.70
                                                                         2010          20.54          22.85     117,123.25
                                                                         2011          22.85          23.52     120,620.48
                                                                         2012          23.52          26.17     109,217.65
                                                                         2013          26.17          27.83     117,133.99
                                                                         2014          27.83          28.74     104,665.32
                                                                         2015          28.74          27.70      93,766.92
                                                                         2016          27.70          28.53           0.00
Western Asset Management U.S. Government Investment Division (Class B).. 2009          16.04          16.45      90,659.96
                                                                         2010          16.45          17.09     106,820.76
                                                                         2011          17.09          17.73     104,343.44
                                                                         2012          17.73          17.99     103,995.91
                                                                         2013          17.99          17.57     103,818.11
                                                                         2014          17.57          17.74      87,799.30
                                                                         2015          17.74          17.53      80,150.80
                                                                         2016          17.53          17.45      72,761.02
                                                                         2017          17.45          17.48      71,660.69
                                                                         2018          17.48          17.34      60,021.04





                                                                                         AT 1.75 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2009          13.57          15.05      98,637.75
                                                                                2010          15.05          15.74      98,794.03
                                                                                2011          15.74          16.41      83,446.59
                                                                                2012          16.41          16.99      78,576.10
                                                                                2013          16.99          16.34      74,669.38
                                                                                2014          16.34          16.90      54,057.97
                                                                                2015          16.90          16.66      44,776.86
                                                                                2016          16.66          16.85      37,554.15
                                                                                2017          16.85          17.16      35,148.60
                                                                                2018          17.16          16.74      28,910.81
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          15.93          24.72     138,303.97
                                                                                2010          24.72          29.74     151,859.31
                                                                                2011          29.74          23.63     151,964.78
                                                                                2012          23.63          27.44     121,669.04
                                                                                2013          27.44          34.59     101,297.65
                                                                                2014          34.59          34.71      95,214.87
                                                                                2015          34.71          34.20      87,279.75
                                                                                2016          34.20          34.31      79,499.55
                                                                                2017          34.31          42.45      70,458.28
                                                                                2018          42.45          37.31      55,726.64
American Funds Growth Investment Division (Class 2)............................ 2009          92.23         122.50      57,219.76
                                                                                2010         122.50         142.87      48,358.26
                                                                                2011         142.87         134.39      42,901.79
                                                                                2012         134.39         155.67      38,267.17
                                                                                2013         155.67         199.02      34,893.25
                                                                                2014         199.02         212.21      28,837.79
                                                                                2015         212.21         222.83      23,994.65
                                                                                2016         222.83         239.74      19,919.34
                                                                                2017         239.74         302.25      16,942.01
                                                                                2018         302.25         296.24      13,555.75
American Funds Growth-Income Investment Division (Class 2 ).................... 2009          69.51          86.94      47,078.21
                                                                                2010          86.94          95.20      52,132.28
                                                                                2011          95.20          91.84      53,940.17
                                                                                2012          91.84         106.01      51,013.23
                                                                                2013         106.01         139.08      47,164.14
                                                                                2014         139.08         151.20      41,699.05
                                                                                2015         151.20         150.74      35,010.39
                                                                                2016         150.74         165.19      32,178.42
                                                                                2017         165.19         198.67      28,864.87
                                                                                2018         198.67         191.71      24,207.15

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                                 1.60 SEPARATE ACCOUNT CHARGE
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.19          10.53      53,306.17
                                                                             2013          10.53          11.52      82,608.78
                                                                             2014          11.52          12.17      74,114.24
                                                                             2015          12.17          12.04      73,009.56
                                                                             2016          12.04          12.28      74,501.14
                                                                             2017          12.28          13.73      58,448.82
                                                                             2018          13.73          12.57      47,858.81
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2009          13.60          15.05      20,625.76
                                                                             2010          15.05          15.74      16,284.48
                                                                             2011          15.74          16.41      14,590.66
                                                                             2012          16.41          16.99      10,535.95
                                                                             2013          16.99          16.34       6,618.83
                                                                             2014          16.34          16.90       8,643.30
                                                                             2015          16.90          16.66       8,366.53
                                                                             2016          16.66          16.85       7,772.95
                                                                             2017          16.85          17.16       7,506.32
                                                                             2018          17.16          16.74      11,843.65
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2009          15.60          24.72     102,365.71
                                                                             2010          24.72          29.74      98,037.32
                                                                             2011          29.74          23.63      79,838.23
                                                                             2012          23.63          27.44      66,448.07
                                                                             2013          27.44          34.59      60,910.44
                                                                             2014          34.59          34.71      53,771.81
                                                                             2015          34.71          34.20      46,118.48
                                                                             2016          34.20          34.31      42,420.75
                                                                             2017          34.31          42.45      36,585.03
                                                                             2018          42.45          37.31      32,690.14
American Funds Growth Investment Division+ (Class 2)........................ 2009          89.38         122.44      39,070.82
                                                                             2010         122.44         142.80      35,700.21
                                                                             2011         142.80         134.32      30,814.42
                                                                             2012         134.32         155.60      28,778.12
                                                                             2013         155.60         198.92      26,583.58
                                                                             2014         198.92         212.11      22,767.46
                                                                             2015         212.11         222.72      19,252.75
                                                                             2016         222.72         239.62      17,984.02
                                                                             2017         239.62         302.10      15,499.21
                                                                             2018         302.10         296.10      14,080.80
American Funds Growth-Income Investment Division+ (Class 2)................. 2009          67.38          86.90      39,074.67
                                                                             2010          86.90          95.15      39,429.27
                                                                             2011          95.15          91.79      38,494.49
                                                                             2012          91.79         105.96      34,123.78
                                                                             2013         105.96         139.01      30,478.06
                                                                             2014         139.01         151.12      26,498.24
                                                                             2015         151.12         150.66      22,959.18
                                                                             2016         150.66         165.11      21,526.43
                                                                             2017         165.11         198.57      18,509.40
                                                                             2018         198.57         191.62      16,890.20
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.00           8.91     786,134.75
                                                                             2010           8.91           9.83     703,696.29
                                                                             2011           9.83           9.47     625,136.28
                                                                             2012           9.47          10.58     268,817.67
                                                                             2013          10.58          12.34     252,817.46
                                                                             2014          12.34          12.88     229,764.57
                                                                             2015          12.88          12.59     213,551.45
                                                                             2016          12.59          13.36     196,821.93
                                                                             2017          13.36          15.36     202,677.89
                                                                             2018          15.36          14.46     197,311.89
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.35           8.37     646,986.36
                                                                             2010           8.37           9.35     534,697.90
                                                                             2011           9.35           8.77     458,398.08
                                                                             2012           8.77          10.02     361,370.63
                                                                             2013          10.02          12.34     408,519.16
                                                                             2014          12.34          12.92     404,478.84
                                                                             2015          12.92          12.62     385,040.32
                                                                             2016          12.62          13.53     362,305.08
                                                                             2017          13.53          16.16     392,198.66
                                                                             2018          16.16          14.99     382,157.32
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.67           9.32     326,442.68
                                                                             2010           9.32          10.08     355,063.16
                                                                             2011          10.08           9.94     344,030.86
                                                                             2012           9.94          10.84     370,572.54

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.84          12.11     323,712.52
                                                                               2014          12.11          12.64     316,066.40
                                                                               2015          12.64          12.35     344,058.74
                                                                               2016          12.35          13.01     303,518.63
                                                                               2017          13.01          14.46     286,852.45
                                                                               2018          14.46          13.74     257,067.63
AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)............ 2012          11.13          11.52     162,046.77
                                                                               2013          11.52          10.95     112,691.46
                                                                               2014          10.95          11.21      93,142.05
                                                                               2015          11.21           9.97      78,457.45
                                                                               2016           9.97          10.69      99,649.78
                                                                               2017          10.69          11.56      65,630.41
                                                                               2018          11.56          10.65      53,773.45
Baillie Gifford International Stock Investment Division (Class B)............. 2009          10.33          12.39     128,081.49
                                                                               2010          12.39          13.03     116,164.73
                                                                               2011          13.03          10.24     114,154.96
                                                                               2012          10.24          12.03     110,480.30
                                                                               2013          12.03          13.64     225,321.64
                                                                               2014          13.64          12.97     210,012.82
                                                                               2015          12.97          12.49     201,537.53
                                                                               2016          12.49          12.91     188,450.52
                                                                               2017          12.91          17.14     179,812.64
                                                                               2018          17.14          13.97     167,808.27
BlackRock Bond Income Investment Division (Class B)........................... 2009          43.80          47.06     112,612.24
                                                                               2010          47.06          50.05     101,435.04
                                                                               2011          50.05          52.37      90,560.85
                                                                               2012          52.37          55.28      88,815.05
                                                                               2013          55.28          53.86      80,782.88
                                                                               2014          53.86          56.61      72,134.52
                                                                               2015          56.61          55.90      64,390.30
                                                                               2016          55.90          56.59      60,976.19
                                                                               2017          56.59          57.84      53,759.25
                                                                               2018          57.84          56.57      49,066.19
BlackRock Capital Appreciation Investment Division (Class B).................. 2009          19.42          26.09      70,150.09
                                                                               2010          26.09          30.67      65,649.31
                                                                               2011          30.67          27.42      65,183.77
                                                                               2012          27.42          30.78      60,974.58
                                                                               2013          30.78          40.57      58,392.36
                                                                               2014          40.57          43.37      51,355.67
                                                                               2015          43.37          45.25      53,029.93
                                                                               2016          45.25          44.46      49,251.87
                                                                               2017          44.46          58.45      46,663.83
                                                                               2018          58.45          58.77      44,733.41
BlackRock Capital Appreciation Investment Division (Class B) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class B) and
before that FI Large Cap Investment Division (Class B)) (5/1/2006)............ 2009           9.36           9.74           0.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(4/30/2012)................................................................... 2012           9.95          10.26      93,570.55
                                                                               2013          10.26          11.14     106,319.13
                                                                               2014          11.14          11.61      89,783.11
                                                                               2015          11.61          11.41      81,692.41
                                                                               2016          11.41          11.73      70,621.00
                                                                               2017          11.73          13.08      63,467.42
                                                                               2018          13.08          11.94      53,140.73
BlackRock Ultra-Short Term Bond Investment Division (Class B)................. 2009          22.70          22.40          57.00
                                                                               2010          22.40          22.04          57.50
                                                                               2011          22.04          21.69          44.53
                                                                               2012          21.69          21.35       1,121.69
                                                                               2013          21.35          21.01           0.00
                                                                               2014          21.01          20.67           0.00
                                                                               2015          20.67          20.34           0.00
                                                                               2016          20.34          20.04           0.00
                                                                               2017          20.04          19.85           0.00
                                                                               2018          19.85          19.84           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Aggressive Allocation Investment Division (Class B)) (5/1/2005)....... 2009           7.54           9.76     150,755.43
                                                                               2010           9.76          11.12     135,054.41
                                                                               2011          11.12          12.05           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B)................ 2011          12.01          10.27     201,197.36
                                                                               2012          10.27          11.80     181,854.71
                                                                               2013          11.80          15.04     193,173.59
                                                                               2014          15.04          15.56     246,243.59
                                                                               2015          15.56          15.00     256,600.55
                                                                               2016          15.00          16.09     244,574.52

                                                                                       BEGINNING OF                  NUMBER OF
PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II                                          YEAR        END OF YEAR   ACCUMULATION
1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2017          16.09          19.47     239,369.06
                                                                                2018          19.47          17.23     207,690.52
Brighthouse Asset Allocation 20 Investment Division (Class B) (5/1/2005)....... 2009           9.47          11.23     722,615.32
                                                                                2010          11.23          12.16     702,429.67
                                                                                2011          12.16          12.36     693,399.32
                                                                                2012          12.36          13.28     671,739.80
                                                                                2013          13.28          13.63     619,284.17
                                                                                2014          13.63          14.01     579,978.66
                                                                                2015          14.01          13.71     495,054.95
                                                                                2016          13.71          14.10     450,542.58
                                                                                2017          14.10          14.84     443,085.73
                                                                                2018          14.84          14.22     400,134.95
Brighthouse Asset Allocation 40 Investment Division (Class B) (5/1/2005)....... 2009           9.00          10.95   2,002,953.50
                                                                                2010          10.95          12.02   1,952,472.22
                                                                                2011          12.02          11.95   1,881,823.46
                                                                                2012          11.95          13.11   1,827,206.11
                                                                                2013          13.11          14.31   1,742,279.70
                                                                                2014          14.31          14.78   1,596,035.61
                                                                                2015          14.78          14.39   1,423,644.61
                                                                                2016          14.39          15.02   1,295,820.04
                                                                                2017          15.02          16.36   1,173,650.55
                                                                                2018          16.36          15.39   1,025,752.03
Brighthouse Asset Allocation 60 Investment Division (Class B) (5/1/2005)....... 2009           8.52          10.60   4,334,438.20
                                                                                2010          10.60          11.81   4,380,070.37
                                                                                2011          11.81          11.46   4,212,109.36
                                                                                2012          11.46          12.78   3,916,510.83
                                                                                2013          12.78          14.84   3,849,805.21
                                                                                2014          14.84          15.34   3,460,952.75
                                                                                2015          15.34          14.90   3,138,727.70
                                                                                2016          14.90          15.71   2,756,916.87
                                                                                2017          15.71          17.74   2,306,338.02
                                                                                2018          17.74          16.39   1,995,177.63
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............. 2013          11.51          13.10      84,466.47
                                                                                2014          13.10          13.04           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (5/1/2005)....... 2009           8.03          10.21   3,616,688.31
                                                                                2010          10.21          11.52   3,482,450.40
                                                                                2011          11.52          10.91   3,234,319.70
                                                                                2012          10.91          12.39   2,989,661.01
                                                                                2013          12.39          15.16   2,776,014.48
                                                                                2014          15.16          15.70   2,829,064.72
                                                                                2015          15.70          15.19   2,550,335.29
                                                                                2016          15.19          16.16   2,273,122.02
                                                                                2017          16.16          18.96   2,029,994.25
                                                                                2018          18.96          17.14   1,834,442.57
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife
Growth Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)......... 2009           7.02           8.88      98,667.05
                                                                                2010           8.88           9.62     101,912.71
                                                                                2011           9.62           9.30     118,235.45
                                                                                2012           9.30          10.63      81,887.81
                                                                                2013          10.63          11.43           0.00
Brighthouse Balanced Plus Investment Division (Class B) (4/30/2012)............ 2012           9.98          10.43      37,577.60
                                                                                2013          10.43          11.73     134,912.15
                                                                                2014          11.73          12.66     235,534.34
                                                                                2015          12.66          11.95     187,082.17
                                                                                2016          11.95          12.75     277,346.18
                                                                                2017          12.75          14.84     241,315.16
                                                                                2018          14.84          13.53     203,149.10
Brighthouse/Artisan Mid Cap Value Investment Division (Class B)................ 2009          18.44          25.63     101,186.59
                                                                                2010          25.63          28.95      82,993.60
                                                                                2011          28.95          30.34      85,043.81
                                                                                2012          30.34          33.31      72,002.19
                                                                                2013          33.31          44.76      70,912.01
                                                                                2014          44.76          44.78      61,267.45
                                                                                2015          44.78          39.81      50,837.31
                                                                                2016          39.81          48.06      45,503.05
                                                                                2017          48.06          53.23      41,385.22
                                                                                2018          53.23          45.35      37,807.15
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (5/2/2011)........................................................... 2011           9.98           9.75           0.00
                                                                                2012           9.75          10.02       3,976.94
                                                                                2013          10.02           9.97      37,430.75
                                                                                2014           9.97           9.92      46,891.68

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015           9.92
                                                                                  2016           9.70
                                                                                  2017           9.84
                                                                                  2018           9.82
Brighthouse/Wellington Balanced Investment Division (Class B).................... 2009          30.95
                                                                                  2010          35.64
                                                                                  2011          38.34
                                                                                  2012          39.08
                                                                                  2013          43.12
                                                                                  2014          51.04
                                                                                  2015          55.39
                                                                                  2016          55.77
                                                                                  2017          58.58
                                                                                  2018          66.22
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................ 2009          22.42
                                                                                  2010          29.05
                                                                                  2011          31.94
                                                                                  2012          30.09
                                                                                  2013          33.35
                                                                                  2014          43.77
                                                                                  2015          47.53
                                                                                  2016          47.78
                                                                                  2017          50.34
                                                                                  2018          58.86
Brighthouse/Wellington Large Cap Research Investment Division (Class B).......... 2009          46.27
                                                                                  2010          54.27
                                                                                  2011          60.06
                                                                                  2012          59.26
                                                                                  2013          66.14
                                                                                  2014          87.41
                                                                                  2015          97.64
                                                                                  2016         100.41
                                                                                  2017         106.99
                                                                                  2018         128.40
Clarion Global Real Estate Investment Division (Class B)......................... 2009           9.28
                                                                                  2010          12.31
                                                                                  2011          14.07
                                                                                  2012          13.07
                                                                                  2013          16.21
                                                                                  2014          16.52
                                                                                  2015          18.41
                                                                                  2016          17.86
                                                                                  2017          17.73
                                                                                  2018          19.33
ClearBridge Aggressive Growth Investment Division (Class B)...................... 2009           4.64
                                                                                  2010           6.08
                                                                                  2011           7.40
                                                                                  2012           7.52
                                                                                  2013           8.77
                                                                                  2014          12.57
                                                                                  2015          14.71
                                                                                  2016          13.90
                                                                                  2017          14.04
                                                                                  2018          16.36
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008)....... 2009          96.98
                                                                                  2010         136.34
                                                                                  2011         146.78
                                                                                  2012         133.56
                                                                                  2013         161.02
                                                                                  2014         204.08
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))............... 2009           4.08
                                                                                  2010           5.54
                                                                                  2011           5.85
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)........................................................... 2012          10.75
                                                                                  2013          10.90
                                                                                  2014          10.24
                                                                                  2015          10.84
                                                                                  2016          10.71



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                          9.70      56,062.50
                                                                                          9.84      40,734.58
                                                                                          9.82      42,430.37
                                                                                          9.70      46,090.72
Brighthouse/Wellington Balanced Investment Division (Class B)....................        35.64      65,596.84
                                                                                         38.34      55,912.17
                                                                                         39.08      51,332.97
                                                                                         43.12      53,287.66
                                                                                         51.04      48,654.96
                                                                                         55.39      40,941.63
                                                                                         55.77      35,318.45
                                                                                         58.58      33,755.02
                                                                                         66.22      29,237.83
                                                                                         62.55      27,132.85
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................        29.05     266,539.91
                                                                                         31.94     252,732.07
                                                                                         30.09     232,569.13
                                                                                         33.35     215,824.92
                                                                                         43.77     184,667.89
                                                                                         47.53     159,563.74
                                                                                         47.78     138,447.95
                                                                                         50.34     119,022.16
                                                                                         58.86      98,740.45
                                                                                         57.72      86,481.41
Brighthouse/Wellington Large Cap Research Investment Division (Class B)..........        54.27      26,321.88
                                                                                         60.06      21,082.81
                                                                                         59.26      20,092.73
                                                                                         66.14      19,538.65
                                                                                         87.41      18,514.71
                                                                                         97.64      18,071.62
                                                                                        100.41      16,236.69
                                                                                        106.99      14,230.56
                                                                                        128.40      11,826.72
                                                                                        118.36       9,995.13
Clarion Global Real Estate Investment Division (Class B).........................        12.31     443,682.94
                                                                                         14.07     407,965.93
                                                                                         13.07     379,396.52
                                                                                         16.21     351,309.43
                                                                                         16.52     337,121.33
                                                                                         18.41     286,256.41
                                                                                         17.86     259,140.01
                                                                                         17.73     236,263.01
                                                                                         19.33     200,298.25
                                                                                         17.38     177,451.77
ClearBridge Aggressive Growth Investment Division (Class B)......................         6.08      30,389.06
                                                                                          7.40      30,540.39
                                                                                          7.52      80,192.49
                                                                                          8.77      83,579.26
                                                                                         12.57      95,987.86
                                                                                         14.71     360,568.20
                                                                                         13.90     342,924.73
                                                                                         14.04     286,707.65
                                                                                         16.36     250,715.22
                                                                                         14.97     212,454.68
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008).......       136.34      35,021.62
                                                                                        146.78      30,601.26
                                                                                        133.56      26,458.06
                                                                                        161.02      24,262.05
                                                                                        204.08      21,801.49
                                                                                        212.38           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))...............         5.54      45,469.79
                                                                                          5.85      49,666.93
                                                                                          6.22           0.00
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)...........................................................        10.90      17,925.76
                                                                                         10.24      17,427.65
                                                                                         10.84      43,330.55
                                                                                         10.71      20,852.97
                                                                                         10.68      67,618.89

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                           1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2017          10.68          10.79      21,559.66
                                                                             2018          10.79          10.61      17,770.97
Frontier Mid Cap Growth Investment Division (Class B)....................... 2009          25.84          37.91      48,000.25
                                                                             2010          37.91          42.91      44,403.72
                                                                             2011          42.91          40.86      34,230.45
                                                                             2012          40.86          44.51      30,165.84
                                                                             2013          44.51          58.01      26,795.44
                                                                             2014          58.01          63.29      23,383.95
                                                                             2015          63.29          63.91      21,905.71
                                                                             2016          63.91          66.14      18,043.92
                                                                             2017          66.14          81.33      14,152.68
                                                                             2018          81.33          75.31       9,896.53
Harris Oakmark International Investment Division (Class B).................. 2009          11.20          17.09     455,142.82
                                                                             2010          17.09          19.58     437,333.42
                                                                             2011          19.58          16.52     428,563.44
                                                                             2012          16.52          21.01     413,396.27
                                                                             2013          21.01          26.99     404,858.25
                                                                             2014          26.99          25.02     360,517.54
                                                                             2015          25.02          23.51     347,351.94
                                                                             2016          23.51          25.03     319,034.36
                                                                             2017          25.03          32.13     296,443.06
                                                                             2018          32.13          24.04     283,330.56
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04     743,438.84
                                                                             2013           1.04           1.04   1,225,191.24
                                                                             2014           1.04           1.09   1,086,014.92
                                                                             2015           1.09           1.02     923,028.77
                                                                             2016           1.02           1.12   1,065,140.30
                                                                             2017           1.12           1.22     766,073.29
                                                                             2018           1.22           1.12     632,785.85
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           9.54          12.57      57,151.36
                                                                             2010          12.57          15.61      48,806.51
                                                                             2011          15.61          15.19      45,471.31
                                                                             2012          15.19          17.68      70,471.03
                                                                             2013          17.68          24.39      42,555.94
                                                                             2014          24.39          25.90      33,765.00
                                                                             2015          25.90          25.06      29,261.28
                                                                             2016          25.06          27.48      26,651.80
                                                                             2017          27.48          33.89      21,870.36
                                                                             2018          33.89          30.33      18,763.22
Jennison Growth Investment Division (Class B)............................... 2009           3.33           4.58     246,056.69
                                                                             2010           4.58           5.02     305,063.15
                                                                             2011           5.02           4.95     262,756.56
                                                                             2012           4.95           5.63     484,165.29
                                                                             2013           5.63           7.57     391,814.88
                                                                             2014           7.57           8.11     353,526.29
                                                                             2015           8.11           8.82     344,882.05
                                                                             2016           8.82           8.67     317,554.41
                                                                             2017           8.67          11.69     293,360.12
                                                                             2018          11.69          11.51     272,292.69
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)) (5/1/2005).............. 2009           5.41           7.65     169,418.84
                                                                             2010           7.65           8.24     129,464.56
                                                                             2011           8.24           8.00     115,159.09
                                                                             2012           8.00           8.99           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     141,760.02
                                                                             2013           1.04           1.14     465,208.71
                                                                             2014           1.14           1.20     545,536.95
                                                                             2015           1.20           1.19     500,885.87
                                                                             2016           1.19           1.21     450,563.36
                                                                             2017           1.21           1.39     338,823.09
                                                                             2018           1.39           1.27     307,612.49
JPMorgan Global Active Allocation Investment Division (Class B) (formerly
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014))...................................................... 2014           0.99           1.03      13,153.47
                                                                             2015           1.03           1.01      13,398.18
                                                                             2016           1.01           1.01      28,041.18
                                                                             2017           1.01           1.15      25,144.86
                                                                             2018           1.15           1.12           0.00
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)...... 2013          15.14          16.61      57,871.35
                                                                             2014          16.61          16.92      46,893.48
                                                                             2015          16.92          16.85      39,231.62
                                                                             2016          16.85          17.38      31,421.76
                                                                             2017          17.38          21.03      30,569.18

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2018          21.03          19.58      26,155.63
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2009           7.97          10.03      32,570.27
                                                                              2010          10.03          11.04      42,385.77
                                                                              2011          11.04          11.09      64,419.92
                                                                              2012          11.09          12.28      74,275.04
                                                                              2013          12.28          12.81           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)................... 2009          21.59          27.60      68,406.25
                                                                              2010          27.60          34.56      58,446.70
                                                                              2011          34.56          34.13      55,181.47
                                                                              2012          34.13          38.38      52,532.59
                                                                              2013          38.38          53.13      50,028.12
                                                                              2014          53.13          54.12      42,538.86
                                                                              2015          54.12          52.33      36,046.68
                                                                              2016          52.33          61.28      29,767.48
                                                                              2017          61.28          69.33      26,022.03
                                                                              2018          69.33          60.51      21,466.38
Loomis Sayles Small Cap Growth Investment Division (Class B)................. 2009           6.36           8.12      50,996.32
                                                                              2010           8.12          10.50      49,435.59
                                                                              2011          10.50          10.62      47,321.36
                                                                              2012          10.62          11.59      45,922.49
                                                                              2013          11.59          16.93      53,886.21
                                                                              2014          16.93          16.81      54,083.70
                                                                              2015          16.81          16.78      42,045.59
                                                                              2016          16.78          17.51      34,703.82
                                                                              2017          17.51          21.84      30,102.53
                                                                              2018          21.84          21.55      23,844.06
MetLife Aggregate Bond Index Investment Division (Class B)................... 2009          14.10          14.56   1,131,419.14
                                                                              2010          14.56          15.15   1,027,674.17
                                                                              2011          15.15          15.99     960,627.22
                                                                              2012          15.99          16.31     992,619.62
                                                                              2013          16.31          15.64   1,001,308.35
                                                                              2014          15.64          16.24     900,504.49
                                                                              2015          16.24          16.00     717,179.58
                                                                              2016          16.00          16.08     746,438.83
                                                                              2017          16.08          16.29     732,671.70
                                                                              2018          16.29          15.96     667,433.26
MetLife Mid Cap Stock Index Investment Division (Class B).................... 2009          10.21          13.74     286,771.59
                                                                              2010          13.74          17.04     259,058.63
                                                                              2011          17.04          16.40     248,258.06
                                                                              2012          16.40          18.94     246,612.80
                                                                              2013          18.94          24.75     226,602.35
                                                                              2014          24.75          26.61     193,235.07
                                                                              2015          26.61          25.50     176,633.99
                                                                              2016          25.50          30.15     168,752.51
                                                                              2017          30.15          34.31     144,284.35
                                                                              2018          34.31          29.88     126,050.50
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B)............... 2009           9.32          11.77     545,497.99
                                                                              2010          11.77          12.50     483,619.36
                                                                              2011          12.50          10.74     493,952.54
                                                                              2012          10.74          12.48     443,217.81
                                                                              2013          12.48          14.93     381,437.50
                                                                              2014          14.93          13.77     367,482.10
                                                                              2015          13.77          13.38     314,677.71
                                                                              2016          13.38          13.29     342,984.54
                                                                              2017          13.29          16.30     289,653.19
                                                                              2018          16.30          13.78     278,894.36
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).. 2013           1.07           1.12     181,580.92
                                                                              2014           1.12           1.21     668,695.18
                                                                              2015           1.21           1.17   1,005,310.87
                                                                              2016           1.17           1.20     887,898.56
                                                                              2017           1.20           1.37     753,018.61
                                                                              2018           1.37           1.25     537,637.47
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B)............ 2009          11.42          14.12     186,998.51
                                                                              2010          14.12          17.60     159,173.37
                                                                              2011          17.60          16.57     150,708.05
                                                                              2012          16.57          18.93     143,094.71
                                                                              2013          18.93          25.74     132,417.34
                                                                              2014          25.74          26.55     127,238.48
                                                                              2015          26.55          24.95     111,590.49
                                                                              2016          24.95          29.70     101,182.59
                                                                              2017          29.70          33.44      86,142.08
                                                                              2018          33.44          29.23      75,650.03
MetLife Stock Index Investment Division (Class B)............................ 2009          26.50          32.84     771,039.32

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2010          32.84
                                                                                  2011          37.00
                                                                                  2012          37.01
                                                                                  2013          42.04
                                                                                  2014          54.49
                                                                                  2015          60.65
                                                                                  2016          60.23
                                                                                  2017          66.02
                                                                                  2018          78.77
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009          10.02
                                                                                  2010          12.97
                                                                                  2011          14.22
                                                                                  2012          12.49
                                                                                  2013          14.35
                                                                                  2014          16.84
                                                                                  2015          15.42
                                                                                  2016          14.91
                                                                                  2017          14.54
                                                                                  2018          18.34
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          33.68
                                                                                  2010          39.22
                                                                                  2011          42.38
                                                                                  2012          42.61
                                                                                  2013          46.67
                                                                                  2014          54.52
                                                                                  2015          58.14
                                                                                  2016          56.99
                                                                                  2017          61.09
                                                                                  2018          67.44
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           8.94
                                                                                  2010          10.61
                                                                                  2011          11.61
                                                                                  2012          11.50
                                                                                  2013          13.16
                                                                                  2014          17.54
                                                                                  2015          19.09
                                                                                  2016          18.72
                                                                                  2017          21.02
                                                                                  2018          24.32
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           9.25
                                                                                  2010          10.12
                                                                                  2011          10.84
                                                                                  2012          10.89
                                                                                  2013          12.21
                                                                                  2014          15.84
                                                                                  2015          17.10
                                                                                  2016          15.79
                                                                                  2017          18.35
                                                                                  2018          19.39
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))................................................... 2009          18.56
                                                                                  2010          22.19
                                                                                  2011          24.96
                                                                                  2012          22.99
                                                                                  2013          26.13
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................ 2009           6.59
                                                                                  2010           8.10
                                                                                  2011           8.85
                                                                                  2012           8.66
                                                                                  2013           9.71
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          12.53
                                                                                  2011          14.54
                                                                                  2012          13.32
                                                                                  2013          14.32
                                                                                  2014          19.60
                                                                                  2015          19.48
                                                                                  2016          18.21
                                                                                  2017          16.40
                                                                                  2018          22.59
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.73
                                                                                  2010          11.47



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         37.00     687,939.94
                                                                                         37.01     651,882.86
                                                                                         42.04     635,176.46
                                                                                         54.49     496,068.29
                                                                                         60.65     430,697.22
                                                                                         60.23     360,321.85
                                                                                         66.02     355,379.01
                                                                                         78.77     320,004.42
                                                                                         73.77     272,245.24
MFS(Reg. TM) Research International Investment Division (Class B)................        12.97     362,562.60
                                                                                         14.22     334,005.30
                                                                                         12.49     324,836.53
                                                                                         14.35     318,273.89
                                                                                         16.84     307,061.98
                                                                                         15.42     272,869.55
                                                                                         14.91     267,478.97
                                                                                         14.54     257,925.28
                                                                                         18.34     244,072.00
                                                                                         15.52     237,030.26
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        39.22      39,770.66
                                                                                         42.38      36,321.13
                                                                                         42.61      38,843.68
                                                                                         46.67      39,502.43
                                                                                         54.52      32,797.29
                                                                                         58.14      27,678.75
                                                                                         56.99      22,645.39
                                                                                         61.09      20,498.24
                                                                                         67.44      17,630.13
                                                                                         62.50      13,722.00
MFS(Reg. TM) Value Investment Division (Class B).................................        10.61     297,687.36
                                                                                         11.61     266,856.68
                                                                                         11.50     241,492.65
                                                                                         13.16     228,041.64
                                                                                         17.54     423,903.26
                                                                                         19.09     368,080.10
                                                                                         18.72     338,720.22
                                                                                         21.02     309,156.95
                                                                                         24.32     284,573.93
                                                                                         21.48     351,235.61
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................        10.12     300,993.37
                                                                                         10.84     267,248.46
                                                                                         10.89     255,339.11
                                                                                         12.21     238,135.77
                                                                                         15.84     239,108.96
                                                                                         17.10     203,663.54
                                                                                         15.79     194,208.29
                                                                                         18.35     170,300.76
                                                                                         19.39     141,148.23
                                                                                         18.69           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))...................................................        22.19      68,117.30
                                                                                         24.96      63,451.92
                                                                                         22.99      53,836.48
                                                                                         26.13      51,851.95
                                                                                         28.75           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................         8.10      11,063.84
                                                                                          8.85      25,422.53
                                                                                          8.66      38,314.49
                                                                                          9.71      36,445.54
                                                                                         10.63           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        14.54     161,360.08
                                                                                         13.32     122,560.15
                                                                                         14.32     123,278.06
                                                                                         19.60     116,172.00
                                                                                         19.48      97,193.09
                                                                                         18.21      88,615.15
                                                                                         16.40      72,651.26
                                                                                         22.59      59,699.89
                                                                                         24.49      57,912.45
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.47     132,554.81
                                                                                         12.41           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Neuberger Berman Genesis Investment Division (Class B)........................ 2009          12.06          13.39     233,103.41
                                                                               2010          13.39          15.99     210,101.98
                                                                               2011          15.99          16.61     197,376.09
                                                                               2012          16.61          17.94     181,866.96
                                                                               2013          17.94          24.39     188,037.50
                                                                               2014          24.39          23.93     169,195.81
                                                                               2015          23.93          23.64     149,426.99
                                                                               2016          23.64          27.55     131,314.03
                                                                               2017          27.55          31.31     116,480.22
                                                                               2018          31.31          28.66     107,070.51
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................ 2009           9.40          12.65      47,405.73
                                                                               2010          12.65          15.30      41,871.48
                                                                               2011          15.30          14.26      35,294.31
                                                                               2012          14.26          14.78      38,338.21
                                                                               2013          14.78          16.01           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2009           6.56           8.56       4,382.90
                                                                               2010           8.56           9.07       6,793.08
                                                                               2011           9.07           8.31      14,055.43
                                                                               2012           8.31           9.99      11,703.09
                                                                               2013           9.99          10.62           0.00
Oppenheimer Global Equity Investment Division* (Class B)...................... 2009          11.57          15.92      84,554.35
                                                                               2010          15.92          18.17      81,079.77
                                                                               2011          18.17          16.38      81,469.99
                                                                               2012          16.38          19.53      71,670.87
                                                                               2013          19.53          24.43      75,606.98
                                                                               2014          24.43          24.56      64,482.73
                                                                               2015          24.56          25.12      59,783.67
                                                                               2016          25.12          24.78      48,704.68
                                                                               2017          24.78          33.35      42,820.13
                                                                               2018          33.35          28.50      42,834.62
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).... 2014           0.99           1.03         931.73
                                                                               2015           1.03           0.96      44,019.93
                                                                               2016           0.96           1.05     226,738.58
                                                                               2017           1.05           1.16     167,585.97
                                                                               2018           1.16           1.06     127,493.89
PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006)....... 2009          11.01          12.79     385,291.98
                                                                               2010          12.79          13.56     370,335.04
                                                                               2011          13.56          14.83     375,395.10
                                                                               2012          14.83          15.93     398,156.01
                                                                               2013          15.93          14.22     299,025.81
                                                                               2014          14.22          14.40     260,031.26
                                                                               2015          14.40          13.73     227,155.33
                                                                               2016          13.73          14.19     199,164.86
                                                                               2017          14.19          14.45     153,407.91
                                                                               2018          14.45          13.87     134,880.02
PIMCO Total Return Investment Division (Class B).............................. 2009          12.98          15.08     666,003.60
                                                                               2010          15.08          16.06     745,481.48
                                                                               2011          16.06          16.30     578,370.15
                                                                               2012          16.30          17.53     596,834.07
                                                                               2013          17.53          16.92     498,548.19
                                                                               2014          16.92          17.35     403,877.20
                                                                               2015          17.35          17.08     342,977.94
                                                                               2016          17.08          17.24     301,214.74
                                                                               2017          17.24          17.74     272,182.20
                                                                               2018          17.74          17.41     216,257.85
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06     139,584.42
                                                                               2013           1.06           1.15     428,329.28
                                                                               2014           1.15           1.22     514,423.95
                                                                               2015           1.22           1.19     262,871.41
                                                                               2016           1.19           1.24     346,044.53
                                                                               2017           1.24           1.39     251,644.87
                                                                               2018           1.39           1.24     452,039.87
Schroders Global Multi-Asset Investment Division (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.73       9,948.99
                                                                               2014          10.73          11.48      13,826.12
                                                                               2015          11.48          11.15      20,655.12
                                                                               2016          11.15          11.48      19,826.39
                                                                               2017          11.48          13.16      27,050.78
                                                                               2018          13.16          12.57           0.00
SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)........... 2009           8.51          10.46      89,717.91
                                                                               2010          10.46          11.56     223,553.24
                                                                               2011          11.56          11.49     274,825.40

                                     PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                          1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                  BEGINNING OF                   NUMBER OF
                                                                                      YEAR        END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                          2012          11.49          12.76     310,451.12
                                                                          2013          12.76          14.19     456,325.24
                                                                          2014          14.19          14.77     399,489.73
                                                                          2015          14.77          14.25     268,950.62
                                                                          2016          14.25          14.84     188,614.77
                                                                          2017          14.84          16.92     130,093.60
                                                                          2018          16.92          15.56     125,630.73
SSGA Growth ETF Investment Division (Class B) (5/1/2006)................. 2009           7.80           9.91      84,815.92
                                                                          2010           9.91          11.14     106,307.75
                                                                          2011          11.14          10.73     145,727.00
                                                                          2012          10.73          12.14     141,766.85
                                                                          2013          12.14          14.11      99,290.55
                                                                          2014          14.11          14.64      87,173.98
                                                                          2015          14.64          14.07      68,205.32
                                                                          2016          14.07          14.80      50,700.29
                                                                          2017          14.80          17.43      42,812.89
                                                                          2018          17.43          15.65      40,607.86
T. Rowe Price Large Cap Growth Investment Division (Class B)............. 2009           8.51          11.99     158,106.62
                                                                          2010          11.99          13.77     138,130.61
                                                                          2011          13.77          13.37     131,452.54
                                                                          2012          13.37          15.62     151,095.23
                                                                          2013          15.62          21.33     329,949.87
                                                                          2014          21.33          22.84     306,743.28
                                                                          2015          22.84          24.85     304,653.21
                                                                          2016          24.85          24.83     269,065.89
                                                                          2017          24.83          32.61     243,738.44
                                                                          2018          32.61          31.72     221,668.20
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................ 2009           3.45           5.40     334,322.12
                                                                          2010           5.40           6.78     306,931.63
                                                                          2011           6.78           6.01     303,932.87
                                                                          2012           6.01           6.63     281,002.42
                                                                          2013           6.63           6.93           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............... 2009           5.71           8.17     274,158.05
                                                                          2010           8.17          10.27     243,552.93
                                                                          2011          10.27           9.94     246,838.05
                                                                          2012           9.94          11.12     218,366.58
                                                                          2013          11.12          14.95     212,814.14
                                                                          2014          14.95          16.60     206,983.53
                                                                          2015          16.60          17.42     201,558.01
                                                                          2016          17.42          18.21     174,333.32
                                                                          2017          18.21          22.36     143,963.16
                                                                          2018          22.36          21.52     123,362.65
T. Rowe Price Small Cap Growth Investment Division (Class B)............. 2009           9.75          13.30      96,685.09
                                                                          2010          13.30          17.63      92,674.51
                                                                          2011          17.63          17.60     101,552.06
                                                                          2012          17.60          20.08      90,749.18
                                                                          2013          20.08          28.49      87,952.80
                                                                          2014          28.49          29.90      76,160.57
                                                                          2015          29.90          30.15      77,376.98
                                                                          2016          30.15          33.08      72,044.57
                                                                          2017          33.08          39.90      62,778.67
                                                                          2018          39.90          36.60      54,350.33
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Neuberger Berman Mid Cap Value Investment Division (Class B))............ 2009          13.53          19.67     278,249.72
                                                                          2010          19.67          24.40     250,524.15
                                                                          2011          24.40          22.41     238,737.31
                                                                          2012          22.41          24.77           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)............. 2012          24.65          25.30     228,120.83
                                                                          2013          25.30          32.45     203,212.00
                                                                          2014          32.45          35.01     180,862.55
                                                                          2015          35.01          31.36     159,778.74
                                                                          2016          31.36          35.65     139,621.00
                                                                          2017          35.65          38.41     124,761.61
                                                                          2018          38.41          33.96     106,014.44
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)....................................................... 2009          17.18          22.30     229,790.38
                                                                          2010          22.30          24.68     200,682.69
                                                                          2011          24.68          25.70     180,809.73
                                                                          2012          25.70          28.15     181,231.16
                                                                          2013          28.15          27.93     155,742.35
                                                                          2014          27.93          28.94     119,594.55
                                                                          2015          28.94          27.92     109,659.06
                                                                          2016          27.92          29.75     211,811.84

                                    PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                         1.60 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2017          29.75          31.61     183,340.19
                                                                         2018          31.61          29.85     155,774.03
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))..................................................... 2009          15.05          20.26     238,699.81
                                                                         2010          20.26          22.52     212,166.77
                                                                         2011          22.52          23.15     185,375.17
                                                                         2012          23.15          25.73     174,088.59
                                                                         2013          25.73          27.35     161,214.69
                                                                         2014          27.35          28.21     153,955.54
                                                                         2015          28.21          27.16     137,178.86
                                                                         2016          27.16          27.97           0.00
Western Asset Management U.S. Government Investment Division (Class B).. 2009          15.82          16.20     278,597.22
                                                                         2010          16.20          16.82     243,578.88
                                                                         2011          16.82          17.42     210,771.08
                                                                         2012          17.42          17.67     205,205.44
                                                                         2013          17.67          17.23     192,792.80
                                                                         2014          17.23          17.39     162,002.75
                                                                         2015          17.39          17.17     149,486.46
                                                                         2016          17.17          17.07     138,577.66
                                                                         2017          17.07          17.08     130,596.61
                                                                         2018          17.08          16.92     114,840.29





                                                                                         AT 1.85 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2009          13.41          14.86     226,808.25
                                                                                2010          14.86          15.53     222,768.25
                                                                                2011          15.53          16.17     188,923.23
                                                                                2012          16.17          16.73     157,342.00
                                                                                2013          16.73          16.07     136,103.49
                                                                                2014          16.07          16.61     114,822.89
                                                                                2015          16.61          16.35     111,846.58
                                                                                2016          16.35          16.52      90,046.52
                                                                                2017          16.52          16.81      73,551.11
                                                                                2018          16.81          16.38      63,224.95
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          15.76          24.44     361,913.51
                                                                                2010          24.44          29.37     321,170.79
                                                                                2011          29.37          23.31     296,003.82
                                                                                2012          23.31          27.04     274,985.36
                                                                                2013          27.04          34.05     252,109.23
                                                                                2014          34.05          34.14     218,405.43
                                                                                2015          34.14          33.60     197,683.97
                                                                                2016          33.60          33.67     166,851.39
                                                                                2017          33.67          41.62     145,959.17
                                                                                2018          41.62          36.54     129,466.68
American Funds Growth Investment Division (Class 2)............................ 2009          89.96         119.37     147,719.28
                                                                                2010         119.37         139.07     135,430.24
                                                                                2011         139.07         130.69     124,730.74
                                                                                2012         130.69         151.23     116,542.49
                                                                                2013         151.23         193.16      95,841.58
                                                                                2014         193.16         205.75      79,378.36
                                                                                2015         205.75         215.83      69,888.41
                                                                                2016         215.83         231.98      60,522.48
                                                                                2017         231.98         292.17      52,135.46
                                                                                2018         292.17         286.08      45,815.24
American Funds Growth-Income Investment Division (Class 2 ).................... 2009          67.80          84.72     126,583.29
                                                                                2010          84.72          92.67     114,355.33
                                                                                2011          92.67          89.31     107,196.01
                                                                                2012          89.31         102.99     105,246.29
                                                                                2013         102.99         134.98      93,562.95
                                                                                2014         134.98         146.60      81,595.94
                                                                                2015         146.60         146.00      70,001.13
                                                                                2016         146.00         159.84      63,459.98
                                                                                2017         159.84         192.04      53,556.18
                                                                                2018         192.04         185.13      46,395.36

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                                 1.65 SEPARATE ACCOUNT CHARGE
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.19          10.52     187,622.64
                                                                             2013          10.52          11.50     183,445.63
                                                                             2014          11.50          12.14     170,567.05
                                                                             2015          12.14          12.01     143,938.92
                                                                             2016          12.01          12.24     121,767.69
                                                                             2017          12.24          13.68     108,474.02
                                                                             2018          13.68          12.52      88,865.04
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2009          13.52          14.95       7,742.30
                                                                             2010          14.95          15.63       7,174.71
                                                                             2011          15.63          16.29       2,871.13
                                                                             2012          16.29          16.86       6,703.59
                                                                             2013          16.86          16.20       1,212.99
                                                                             2014          16.20          16.75       1,197.02
                                                                             2015          16.75          16.50         979.98
                                                                             2016          16.50          16.68         959.76
                                                                             2017          16.68          16.99         945.07
                                                                             2018          16.99          16.56         457.82
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2009          15.51          24.58      38,931.64
                                                                             2010          24.58          29.55      35,491.25
                                                                             2011          29.55          23.47      19,854.93
                                                                             2012          23.47          27.24      17,799.96
                                                                             2013          27.24          34.32      15,252.26
                                                                             2014          34.32          34.42      12,099.47
                                                                             2015          34.42          33.90       8,878.80
                                                                             2016          33.90          33.99       9,772.53
                                                                             2017          33.99          42.03       8,804.76
                                                                             2018          42.03          36.92       7,027.33
American Funds Growth Investment Division+ (Class 2)........................ 2009          88.27         120.87       8,703.94
                                                                             2010         120.87         140.89       7,562.07
                                                                             2011         140.89         132.46       5,934.65
                                                                             2012         132.46         153.36       5,040.16
                                                                             2013         153.36         195.97       4,392.61
                                                                             2014         195.97         208.85       4,029.64
                                                                             2015         208.85         219.19       3,838.06
                                                                             2016         219.19         235.71       3,080.14
                                                                             2017         235.71         297.02       2,804.81
                                                                             2018         297.02         290.97       3,115.82
American Funds Growth-Income Investment Division+ (Class 2)................. 2009          66.55          85.78      10,270.02
                                                                             2010          85.78          93.88       8,445.76
                                                                             2011          93.88          90.52       6,800.52
                                                                             2012          90.52         104.44       7,069.83
                                                                             2013         104.44         136.95       6,585.07
                                                                             2014         136.95         148.81       6,335.26
                                                                             2015         148.81         148.28       6,187.26
                                                                             2016         148.28         162.41       4,849.44
                                                                             2017         162.41         195.23       4,847.09
                                                                             2018         195.23         188.30       5,274.27
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.99           8.90       6,017.17
                                                                             2010           8.90           9.82      34,094.47
                                                                             2011           9.82           9.45      25,977.29
                                                                             2012           9.45          10.56      19,432.98
                                                                             2013          10.56          12.31      23,174.93
                                                                             2014          12.31          12.84      40,969.04
                                                                             2015          12.84          12.54      49,256.83
                                                                             2016          12.54          13.30      43,322.71
                                                                             2017          13.30          15.29      62,179.43
                                                                             2018          15.29          14.39      46,506.19
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.34           8.37      34,825.77
                                                                             2010           8.37           9.34      43,535.87
                                                                             2011           9.34           8.75      37,674.58
                                                                             2012           8.75          10.00      42,544.77
                                                                             2013          10.00          12.31      21,860.96
                                                                             2014          12.31          12.88      28,549.55
                                                                             2015          12.88          12.57      33,197.93
                                                                             2016          12.57          13.47      22,801.98
                                                                             2017          13.47          16.08      39,494.73
                                                                             2018          16.08          14.91      70,858.63
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.67           9.31     127,085.38
                                                                             2010           9.31          10.06     157,906.40
                                                                             2011          10.06           9.92     127,149.49
                                                                             2012           9.92          10.81     121,233.87

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.81          12.07      73,182.11
                                                                               2014          12.07          12.60      76,374.15
                                                                               2015          12.60          12.30      55,521.35
                                                                               2016          12.30          12.95      85,419.70
                                                                               2017          12.95          14.39      82,248.99
                                                                               2018          14.39          13.67      75,043.96
AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)............ 2012          11.12          11.51     291,294.97
                                                                               2013          11.51          10.93     269,266.64
                                                                               2014          10.93          11.19     235,295.05
                                                                               2015          11.19           9.95     166,747.28
                                                                               2016           9.95          10.66     130,679.54
                                                                               2017          10.66          11.52     114,765.32
                                                                               2018          11.52          10.61      92,679.43
Baillie Gifford International Stock Investment Division (Class B)............. 2009          10.24          12.28      28,498.79
                                                                               2010          12.28          12.91      11,363.52
                                                                               2011          12.91          10.14      10,044.05
                                                                               2012          10.14          11.90       8,690.17
                                                                               2013          11.90          13.48       8,438.05
                                                                               2014          13.48          12.82       8,153.64
                                                                               2015          12.82          12.33       6,199.51
                                                                               2016          12.33          12.75       3,440.39
                                                                               2017          12.75          16.91       2,859.13
                                                                               2018          16.91          13.77       2,822.80
BlackRock Bond Income Investment Division (Class B)........................... 2009          43.25          46.45      18,287.42
                                                                               2010          46.45          49.37      25,847.28
                                                                               2011          49.37          51.63      19,655.22
                                                                               2012          51.63          54.48      24,634.81
                                                                               2013          54.48          53.04      24,258.62
                                                                               2014          53.04          55.73      20,762.55
                                                                               2015          55.73          55.01      28,891.16
                                                                               2016          55.01          55.66      27,500.43
                                                                               2017          55.66          56.85      23,738.66
                                                                               2018          56.85          55.57      27,241.33
BlackRock Capital Appreciation Investment Division (Class B).................. 2009          19.28          25.89      11,725.39
                                                                               2010          25.89          30.42      20,896.18
                                                                               2011          30.42          27.19      10,262.52
                                                                               2012          27.19          30.50      11,508.36
                                                                               2013          30.50          40.18      10,889.51
                                                                               2014          40.18          42.94       8,564.29
                                                                               2015          42.94          44.77       7,217.32
                                                                               2016          44.77          43.97       4,779.74
                                                                               2017          43.97          57.78       4,166.52
                                                                               2018          57.78          58.06       2,064.51
BlackRock Capital Appreciation Investment Division (Class B) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class B) and
before that FI Large Cap Investment Division (Class B)) (5/1/2006)............ 2009           9.30           9.68           0.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(4/30/2012)................................................................... 2012           9.94          10.25     196,460.07
                                                                               2013          10.25          11.12     222,795.95
                                                                               2014          11.12          11.59     166,436.48
                                                                               2015          11.59          11.38     154,072.55
                                                                               2016          11.38          11.69     135,377.79
                                                                               2017          11.69          13.04     117,396.94
                                                                               2018          13.04          11.90     100,259.63
BlackRock Ultra-Short Term Bond Investment Division (Class B)................. 2009          22.41          22.10     408,418.49
                                                                               2010          22.10          21.74     277,015.86
                                                                               2011          21.74          21.39     317,520.61
                                                                               2012          21.39          21.03     207,757.64
                                                                               2013          21.03          20.69     217,008.22
                                                                               2014          20.69          20.35     202,030.75
                                                                               2015          20.35          20.02     163,814.33
                                                                               2016          20.02          19.71     134,794.02
                                                                               2017          19.71          19.51     106,688.28
                                                                               2018          19.51          19.49      78,758.30
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Aggressive Allocation Investment Division (Class B)) (5/1/2005)....... 2009           7.53           9.74      18,156.28
                                                                               2010           9.74          11.08      18,110.67
                                                                               2011          11.08          12.01           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B)................ 2011          11.97          10.24       8,339.65
                                                                               2012          10.24          11.76       8,120.98
                                                                               2013          11.76          14.98       1,131.82
                                                                               2014          14.98          15.48       1,125.48
                                                                               2015          15.48          14.92         729.76
                                                                               2016          14.92          16.00       1,209.10

                                                                                       BEGINNING OF                  NUMBER OF
PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II                                          YEAR        END OF YEAR   ACCUMULATION
1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2017          16.00          19.34       1,204.02
                                                                                2018          19.34          17.11       7,740.19
Brighthouse Asset Allocation 20 Investment Division (Class B) (5/1/2005)....... 2009           9.45          11.20     157,381.10
                                                                                2010          11.20          12.13     331,541.91
                                                                                2011          12.13          12.32     367,204.20
                                                                                2012          12.32          13.23     403,006.22
                                                                                2013          13.23          13.57     385,103.45
                                                                                2014          13.57          13.94     391,989.43
                                                                                2015          13.94          13.63     280,913.99
                                                                                2016          13.63          14.02     295,960.98
                                                                                2017          14.02          14.75     205,663.43
                                                                                2018          14.75          14.12     170,788.61
Brighthouse Asset Allocation 40 Investment Division (Class B) (5/1/2005)....... 2009           8.98          10.93     431,215.15
                                                                                2010          10.93          11.99     415,944.29
                                                                                2011          11.99          11.91     362,177.58
                                                                                2012          11.91          13.06     356,238.35
                                                                                2013          13.06          14.25     324,721.08
                                                                                2014          14.25          14.71     282,339.09
                                                                                2015          14.71          14.31     270,492.64
                                                                                2016          14.31          14.94     255,788.62
                                                                                2017          14.94          16.26     213,993.17
                                                                                2018          16.26          15.28     166,868.76
Brighthouse Asset Allocation 60 Investment Division (Class B) (5/1/2005)....... 2009           8.50          10.58     548,024.72
                                                                                2010          10.58          11.78     715,122.89
                                                                                2011          11.78          11.43     838,757.28
                                                                                2012          11.43          12.73     746,282.24
                                                                                2013          12.73          14.77     693,491.64
                                                                                2014          14.77          15.26     603,055.37
                                                                                2015          15.26          14.82     560,286.05
                                                                                2016          14.82          15.62     495,138.29
                                                                                2017          15.62          17.63     457,543.54
                                                                                2018          17.63          16.27     383,743.34
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............. 2013          11.48          13.06      13,138.03
                                                                                2014          13.06          13.00           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (5/1/2005)....... 2009           8.02          10.18     378,482.14
                                                                                2010          10.18          11.49     380,176.35
                                                                                2011          11.49          10.88     356,383.45
                                                                                2012          10.88          12.34     226,623.31
                                                                                2013          12.34          15.09     186,422.80
                                                                                2014          15.09          15.62     187,034.22
                                                                                2015          15.62          15.11     142,688.24
                                                                                2016          15.11          16.07     141,052.13
                                                                                2017          16.07          18.84     127,770.84
                                                                                2018          18.84          17.02     117,491.98
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife
Growth Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)......... 2009           7.02           8.87      11,836.69
                                                                                2010           8.87           9.61      11,172.76
                                                                                2011           9.61           9.28       9,548.87
                                                                                2012           9.28          10.60       9,106.65
                                                                                2013          10.60          11.41           0.00
Brighthouse Balanced Plus Investment Division (Class B) (4/30/2012)............ 2012           9.97          10.42     201,765.55
                                                                                2013          10.42          11.72     348,560.53
                                                                                2014          11.72          12.64     385,824.70
                                                                                2015          12.64          11.92     334,717.47
                                                                                2016          11.92          12.71     295,180.55
                                                                                2017          12.71          14.80     261,707.07
                                                                                2018          14.80          13.48     202,518.22
Brighthouse/Artisan Mid Cap Value Investment Division (Class B)................ 2009          18.30          25.42       5,576.20
                                                                                2010          25.42          28.69       5,178.93
                                                                                2011          28.69          30.06       6,503.90
                                                                                2012          30.06          32.99       5,174.05
                                                                                2013          32.99          44.30       5,100.21
                                                                                2014          44.30          44.30       3,800.61
                                                                                2015          44.30          39.36       3,025.16
                                                                                2016          39.36          47.49       2,666.63
                                                                                2017          47.49          52.58       2,004.54
                                                                                2018          52.58          44.77       1,914.46
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (5/2/2011)........................................................... 2011           9.98           9.75      16,056.26
                                                                                2012           9.75          10.01      59,136.25
                                                                                2013          10.01           9.96      61,431.63
                                                                                2014           9.96           9.90      76,358.90

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015           9.90
                                                                                  2016           9.68
                                                                                  2017           9.82
                                                                                  2018           9.78
Brighthouse/Wellington Balanced Investment Division (Class B).................... 2009          30.60
                                                                                  2010          35.22
                                                                                  2011          37.87
                                                                                  2012          38.59
                                                                                  2013          42.55
                                                                                  2014          50.34
                                                                                  2015          54.61
                                                                                  2016          54.95
                                                                                  2017          57.69
                                                                                  2018          65.18
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................ 2009          22.26
                                                                                  2010          28.83
                                                                                  2011          31.68
                                                                                  2012          29.83
                                                                                  2013          33.05
                                                                                  2014          43.35
                                                                                  2015          47.06
                                                                                  2016          47.28
                                                                                  2017          49.79
                                                                                  2018          58.19
Brighthouse/Wellington Large Cap Research Investment Division (Class B).......... 2009          45.68
                                                                                  2010          53.56
                                                                                  2011          59.24
                                                                                  2012          58.42
                                                                                  2013          65.17
                                                                                  2014          86.08
                                                                                  2015          96.11
                                                                                  2016          98.79
                                                                                  2017         105.21
                                                                                  2018         126.20
Clarion Global Real Estate Investment Division (Class B)......................... 2009           9.26
                                                                                  2010          12.28
                                                                                  2011          14.02
                                                                                  2012          13.02
                                                                                  2013          16.14
                                                                                  2014          16.44
                                                                                  2015          18.31
                                                                                  2016          17.76
                                                                                  2017          17.62
                                                                                  2018          19.20
ClearBridge Aggressive Growth Investment Division (Class B)...................... 2009           4.62
                                                                                  2010           6.05
                                                                                  2011           7.37
                                                                                  2012           7.48
                                                                                  2013           8.72
                                                                                  2014          12.49
                                                                                  2015          14.61
                                                                                  2016          13.79
                                                                                  2017          13.93
                                                                                  2018          16.23
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008)....... 2009          95.68
                                                                                  2010         134.46
                                                                                  2011         144.68
                                                                                  2012         131.58
                                                                                  2013         158.56
                                                                                  2014         200.86
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))............... 2009           4.06
                                                                                  2010           5.51
                                                                                  2011           5.82
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)........................................................... 2012          10.74
                                                                                  2013          10.89
                                                                                  2014          10.23
                                                                                  2015          10.82
                                                                                  2016          10.69



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                          9.68      51,796.33
                                                                                          9.82      22,512.01
                                                                                          9.78      20,310.63
                                                                                          9.66      10,418.55
Brighthouse/Wellington Balanced Investment Division (Class B)....................        35.22       4,699.93
                                                                                         37.87       3,868.69
                                                                                         38.59       2,654.81
                                                                                         42.55       1,144.76
                                                                                         50.34         626.40
                                                                                         54.61         673.92
                                                                                         54.95         402.00
                                                                                         57.69         346.16
                                                                                         65.18         317.99
                                                                                         61.54         128.95
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................        28.83      17,184.28
                                                                                         31.68      30,615.25
                                                                                         29.83      22,395.86
                                                                                         33.05      14,901.85
                                                                                         43.35      14,147.84
                                                                                         47.06      11,637.71
                                                                                         47.28      10,925.23
                                                                                         49.79       9,694.61
                                                                                         58.19      10,272.53
                                                                                         57.03       9,268.74
Brighthouse/Wellington Large Cap Research Investment Division (Class B)..........        53.56       4,787.54
                                                                                         59.24       1,663.18
                                                                                         58.42       1,806.56
                                                                                         65.17       1,154.02
                                                                                         86.08       1,100.07
                                                                                         96.11         726.81
                                                                                         98.79         301.33
                                                                                        105.21           0.00
                                                                                        126.20           0.00
                                                                                        116.28           0.00
Clarion Global Real Estate Investment Division (Class B).........................        12.28      46,467.07
                                                                                         14.02      47,167.26
                                                                                         13.02      40,306.61
                                                                                         16.14      37,122.74
                                                                                         16.44      54,129.32
                                                                                         18.31      35,022.58
                                                                                         17.76      29,355.03
                                                                                         17.62      25,585.17
                                                                                         19.20      21,838.06
                                                                                         17.25      19,162.31
ClearBridge Aggressive Growth Investment Division (Class B)......................         6.05       3,284.16
                                                                                          7.37       5,116.88
                                                                                          7.48      11,470.45
                                                                                          8.72      21,676.68
                                                                                         12.49      23,249.58
                                                                                         14.61      75,974.95
                                                                                         13.79      69,012.16
                                                                                         13.93      47,346.14
                                                                                         16.23      37,667.55
                                                                                         14.83      34,988.33
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008).......       134.46       8,730.11
                                                                                        144.68       8,003.07
                                                                                        131.58       6,397.57
                                                                                        158.56       6,238.36
                                                                                        200.86       5,200.80
                                                                                        209.00           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))...............         5.51       2,114.17
                                                                                          5.82       1,721.86
                                                                                          6.18           0.00
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)...........................................................        10.89     120,267.49
                                                                                         10.23      78,396.37
                                                                                         10.82     116,894.36
                                                                                         10.69     175,356.63
                                                                                         10.65      67,069.33

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                           1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2017          10.65          10.75      52,904.99
                                                                             2018          10.75          10.57      43,862.29
Frontier Mid Cap Growth Investment Division (Class B)....................... 2009          25.58          37.51       1,130.52
                                                                             2010          37.51          42.42       2,036.65
                                                                             2011          42.42          40.38       3,451.97
                                                                             2012          40.38          43.96       2,462.23
                                                                             2013          43.96          57.27       2,135.58
                                                                             2014          57.27          62.46       2,955.21
                                                                             2015          62.46          63.03       2,832.95
                                                                             2016          63.03          65.20       1,918.40
                                                                             2017          65.20          80.13       1,575.03
                                                                             2018          80.13          74.16       1,315.48
Harris Oakmark International Investment Division (Class B).................. 2009          11.16          17.02      29,577.09
                                                                             2010          17.02          19.49      46,708.12
                                                                             2011          19.49          16.44      33,109.16
                                                                             2012          16.44          20.90      31,381.76
                                                                             2013          20.90          26.82      29,408.92
                                                                             2014          26.82          24.86      22,526.74
                                                                             2015          24.86          23.34      20,025.08
                                                                             2016          23.34          24.84      14,215.26
                                                                             2017          24.84          31.87      11,020.43
                                                                             2018          31.87          23.83      10,460.57
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04     468,572.00
                                                                             2013           1.04           1.04     467,431.98
                                                                             2014           1.04           1.08     394,745.96
                                                                             2015           1.08           1.02     336,791.93
                                                                             2016           1.02           1.12     304,224.75
                                                                             2017           1.12           1.21     303,847.52
                                                                             2018           1.21           1.12     251,357.12
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           9.51          12.52       1,062.85
                                                                             2010          12.52          15.54         663.85
                                                                             2011          15.54          15.12       2,054.73
                                                                             2012          15.12          17.58         557.18
                                                                             2013          17.58          24.24       1,700.55
                                                                             2014          24.24          25.73       2,181.34
                                                                             2015          25.73          24.88       1,446.42
                                                                             2016          24.88          27.27       2,691.73
                                                                             2017          27.27          33.62       2,702.69
                                                                             2018          33.62          30.07       4,044.24
Jennison Growth Investment Division (Class B)............................... 2009           3.32           4.56      12,058.85
                                                                             2010           4.56           4.99      11,102.35
                                                                             2011           4.99           4.92      10,168.70
                                                                             2012           4.92           5.59      39,629.07
                                                                             2013           5.59           7.52      22,124.33
                                                                             2014           7.52           8.05      24,213.68
                                                                             2015           8.05           8.75      26,962.82
                                                                             2016           8.75           8.60      18,818.81
                                                                             2017           8.60          11.58      16,298.77
                                                                             2018          11.58          11.41      23,614.44
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)) (5/1/2005).............. 2009           5.39           7.62      10,614.76
                                                                             2010           7.62           8.20      25,578.72
                                                                             2011           8.20           7.95      19,258.26
                                                                             2012           7.95           8.94           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     194,176.61
                                                                             2013           1.04           1.14     639,945.56
                                                                             2014           1.14           1.20     781,878.73
                                                                             2015           1.20           1.19     677,822.08
                                                                             2016           1.19           1.20     639,606.45
                                                                             2017           1.20           1.38     505,099.26
                                                                             2018           1.38           1.26     446,069.05
JPMorgan Global Active Allocation Investment Division (Class B) (formerly
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014))...................................................... 2014           0.99           1.03      41,417.89
                                                                             2015           1.03           1.01      62,447.34
                                                                             2016           1.01           1.01      26,213.56
                                                                             2017           1.01           1.15      23,967.80
                                                                             2018           1.15           1.12           0.00
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)...... 2013          15.08          16.55      17,268.28
                                                                             2014          16.55          16.84      16,104.50
                                                                             2015          16.84          16.77      14,553.02
                                                                             2016          16.77          17.28      11,498.78
                                                                             2017          17.28          20.91       9,495.61

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2018          20.91          19.46       5,434.65
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2009           7.97          10.02      15,058.83
                                                                              2010          10.02          11.02      22,374.70
                                                                              2011          11.02          11.07      29,960.18
                                                                              2012          11.07          12.25      22,368.69
                                                                              2013          12.25          12.78           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)................... 2009          21.43          27.39       4,323.63
                                                                              2010          27.39          34.27      10,547.88
                                                                              2011          34.27          33.83       4,008.23
                                                                              2012          33.83          38.02       3,093.54
                                                                              2013          38.02          52.61       2,387.16
                                                                              2014          52.61          53.56       2,339.22
                                                                              2015          53.56          51.77       1,885.64
                                                                              2016          51.77          60.58       1,391.81
                                                                              2017          60.58          68.51       1,411.39
                                                                              2018          68.51          59.77       1,295.08
Loomis Sayles Small Cap Growth Investment Division (Class B)................. 2009           6.34           8.09       3,985.21
                                                                              2010           8.09          10.45       5,153.33
                                                                              2011          10.45          10.56       2,839.37
                                                                              2012          10.56          11.52       2,321.86
                                                                              2013          11.52          16.82       1,438.81
                                                                              2014          16.82          16.70         814.83
                                                                              2015          16.70          16.66         542.58
                                                                              2016          16.66          17.38         543.46
                                                                              2017          17.38          21.66         105.08
                                                                              2018          21.66          21.36          90.43
MetLife Aggregate Bond Index Investment Division (Class B)................... 2009          14.02          14.48     149,358.38
                                                                              2010          14.48          15.06     137,934.06
                                                                              2011          15.06          15.89     165,580.14
                                                                              2012          15.89          16.19     203,375.88
                                                                              2013          16.19          15.53     183,296.20
                                                                              2014          15.53          16.11     186,130.30
                                                                              2015          16.11          15.86     181,844.68
                                                                              2016          15.86          15.93     140,837.73
                                                                              2017          15.93          16.14     123,657.53
                                                                              2018          16.14          15.80      86,937.57
MetLife Mid Cap Stock Index Investment Division (Class B).................... 2009          10.16          13.67      38,581.66
                                                                              2010          13.67          16.95      40,148.19
                                                                              2011          16.95          16.31      32,458.21
                                                                              2012          16.31          18.82      35,346.48
                                                                              2013          18.82          24.59      35,836.03
                                                                              2014          24.59          26.42      37,855.61
                                                                              2015          26.42          25.30      39,448.89
                                                                              2016          25.30          29.90      24,804.46
                                                                              2017          29.90          34.01      21,286.81
                                                                              2018          34.01          29.60      13,986.31
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B)............... 2009           9.27          11.70      71,741.27
                                                                              2010          11.70          12.42      80,156.73
                                                                              2011          12.42          10.67      71,557.02
                                                                              2012          10.67          12.39      63,474.31
                                                                              2013          12.39          14.81      51,457.47
                                                                              2014          14.81          13.66      49,094.51
                                                                              2015          13.66          13.26      57,405.74
                                                                              2016          13.26          13.17      43,173.29
                                                                              2017          13.17          16.15      36,000.51
                                                                              2018          16.15          13.65      26,459.85
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).. 2013           1.07           1.12     418,742.16
                                                                              2014           1.12           1.20     653,183.59
                                                                              2015           1.20           1.17     643,673.70
                                                                              2016           1.17           1.20     551,043.15
                                                                              2017           1.20           1.37     458,642.25
                                                                              2018           1.37           1.25     361,452.64
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B)............ 2009          11.36          14.05      18,437.94
                                                                              2010          14.05          17.49      18,099.33
                                                                              2011          17.49          16.47      17,496.95
                                                                              2012          16.47          18.80      19,657.11
                                                                              2013          18.80          25.55      23,621.12
                                                                              2014          25.55          26.33      24,991.31
                                                                              2015          26.33          24.74      28,901.84
                                                                              2016          24.74          29.43      13,491.33
                                                                              2017          29.43          33.12       8,354.01
                                                                              2018          33.12          28.93       7,197.38
MetLife Stock Index Investment Division (Class B)............................ 2009          26.25          32.52      66,441.05

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2010          32.52
                                                                                  2011          36.62
                                                                                  2012          36.61
                                                                                  2013          41.56
                                                                                  2014          53.85
                                                                                  2015          59.90
                                                                                  2016          59.46
                                                                                  2017          65.15
                                                                                  2018          77.69
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           9.98
                                                                                  2010          12.91
                                                                                  2011          14.15
                                                                                  2012          12.43
                                                                                  2013          14.26
                                                                                  2014          16.73
                                                                                  2015          15.32
                                                                                  2016          14.80
                                                                                  2017          14.43
                                                                                  2018          18.19
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          33.32
                                                                                  2010          38.77
                                                                                  2011          41.88
                                                                                  2012          42.08
                                                                                  2013          46.07
                                                                                  2014          53.79
                                                                                  2015          57.34
                                                                                  2016          56.18
                                                                                  2017          60.19
                                                                                  2018          66.41
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           8.90
                                                                                  2010          10.55
                                                                                  2011          11.54
                                                                                  2012          11.42
                                                                                  2013          13.07
                                                                                  2014          17.41
                                                                                  2015          18.93
                                                                                  2016          18.56
                                                                                  2017          20.83
                                                                                  2018          24.09
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           9.22
                                                                                  2010          10.08
                                                                                  2011          10.80
                                                                                  2012          10.84
                                                                                  2013          12.15
                                                                                  2014          15.75
                                                                                  2015          16.99
                                                                                  2016          15.68
                                                                                  2017          18.22
                                                                                  2018          19.24
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))................................................... 2009          18.41
                                                                                  2010          22.01
                                                                                  2011          24.74
                                                                                  2012          22.78
                                                                                  2013          25.87
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................ 2009           6.58
                                                                                  2010           8.09
                                                                                  2011           8.83
                                                                                  2012           8.64
                                                                                  2013           9.68
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          12.45
                                                                                  2011          14.44
                                                                                  2012          13.22
                                                                                  2013          14.21
                                                                                  2014          19.43
                                                                                  2015          19.31
                                                                                  2016          18.04
                                                                                  2017          16.24
                                                                                  2018          22.35
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.68
                                                                                  2010          11.40



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         36.62      56,040.05
                                                                                         36.61      55,533.46
                                                                                         41.56      53,948.87
                                                                                         53.85      47,027.06
                                                                                         59.90      45,364.42
                                                                                         59.46      42,395.88
                                                                                         65.15      38,125.23
                                                                                         77.69      31,351.71
                                                                                         72.72      25,742.99
MFS(Reg. TM) Research International Investment Division (Class B)................        12.91      19,612.17
                                                                                         14.15      18,757.76
                                                                                         12.43      11,573.46
                                                                                         14.26       8,975.23
                                                                                         16.73       6,693.48
                                                                                         15.32       4,572.64
                                                                                         14.80       3,201.87
                                                                                         14.43       2,948.05
                                                                                         18.19       2,506.92
                                                                                         15.39       2,088.90
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        38.77       5,617.31
                                                                                         41.88       4,550.38
                                                                                         42.08       3,737.38
                                                                                         46.07       3,504.08
                                                                                         53.79       4,797.06
                                                                                         57.34       3,835.30
                                                                                         56.18       5,084.73
                                                                                         60.19       5,437.20
                                                                                         66.41       3,722.51
                                                                                         61.52       3,271.65
MFS(Reg. TM) Value Investment Division (Class B).................................        10.55       7,621.89
                                                                                         11.54      14,044.68
                                                                                         11.42      14,636.11
                                                                                         13.07      12,870.38
                                                                                         17.41      22,671.86
                                                                                         18.93      21,063.58
                                                                                         18.56      19,457.58
                                                                                         20.83      29,166.96
                                                                                         24.09      28,261.68
                                                                                         21.26      34,892.10
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................        10.08      24,446.57
                                                                                         10.80      22,539.56
                                                                                         10.84      21,281.63
                                                                                         12.15      21,349.26
                                                                                         15.75      19,884.69
                                                                                         16.99      34,378.76
                                                                                         15.68      28,460.86
                                                                                         18.22      18,687.60
                                                                                         19.24      12,847.21
                                                                                         18.54           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))...................................................        22.01       6,671.37
                                                                                         24.74       3,598.85
                                                                                         22.78       3,097.09
                                                                                         25.87       2,567.00
                                                                                         28.46           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................         8.09       7,958.67
                                                                                          8.83      19,227.39
                                                                                          8.64      19,806.24
                                                                                          9.68      20,484.17
                                                                                         10.60           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        14.44      10,863.44
                                                                                         13.22      12,568.14
                                                                                         14.21       9,509.04
                                                                                         19.43      10,632.96
                                                                                         19.31       9,322.34
                                                                                         18.04       5,766.81
                                                                                         16.24       5,986.44
                                                                                         22.35       5,357.11
                                                                                         24.22       6,696.45
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.40       9,834.12
                                                                                         12.33           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Neuberger Berman Genesis Investment Division (Class B)........................ 2009          12.01          13.33      16,591.46
                                                                               2010          13.33          15.91       8,810.16
                                                                               2011          15.91          16.51       8,078.86
                                                                               2012          16.51          17.82       6,354.72
                                                                               2013          17.82          24.23       7,507.72
                                                                               2014          24.23          23.76       7,653.43
                                                                               2015          23.76          23.46       6,619.95
                                                                               2016          23.46          27.32       6,364.69
                                                                               2017          27.32          31.04       7,660.91
                                                                               2018          31.04          28.40       7,143.77
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................ 2009           9.37          12.60       3,896.69
                                                                               2010          12.60          15.23       2,336.24
                                                                               2011          15.23          14.19       2,374.96
                                                                               2012          14.19          14.69       2,025.78
                                                                               2013          14.69          15.92           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2009           6.55           8.55           0.00
                                                                               2010           8.55           9.05         331.49
                                                                               2011           9.05           8.29       2,115.55
                                                                               2012           8.29           9.97       5,813.29
                                                                               2013           9.97          10.59           0.00
Oppenheimer Global Equity Investment Division* (Class B)...................... 2009          11.50          15.82       6,253.79
                                                                               2010          15.82          18.04       8,920.09
                                                                               2011          18.04          16.26       8,439.75
                                                                               2012          16.26          19.38       8,547.36
                                                                               2013          19.38          24.23      12,205.61
                                                                               2014          24.23          24.34      12,557.51
                                                                               2015          24.34          24.89      10,003.21
                                                                               2016          24.89          24.53       7,531.84
                                                                               2017          24.53          33.00       6,241.09
                                                                               2018          33.00          28.19       5,865.91
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).... 2014           0.99           1.03      16,821.27
                                                                               2015           1.03           0.96      47,571.82
                                                                               2016           0.96           1.05     157,556.93
                                                                               2017           1.05           1.16      88,979.72
                                                                               2018           1.16           1.05      86,337.90
PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006)....... 2009          10.97          12.74     109,422.34
                                                                               2010          12.74          13.51     173,262.12
                                                                               2011          13.51          14.77     185,064.63
                                                                               2012          14.77          15.85     249,001.07
                                                                               2013          15.85          14.15     172,267.39
                                                                               2014          14.15          14.32     163,227.06
                                                                               2015          14.32          13.65     150,723.07
                                                                               2016          13.65          14.09     149,071.47
                                                                               2017          14.09          14.34     124,988.54
                                                                               2018          14.34          13.77     104,884.97
PIMCO Total Return Investment Division (Class B).............................. 2009          12.93          15.02     114,495.01
                                                                               2010          15.02          15.98     177,152.52
                                                                               2011          15.98          16.21     162,544.82
                                                                               2012          16.21          17.43     190,533.63
                                                                               2013          17.43          16.81     178,916.36
                                                                               2014          16.81          17.23     143,557.12
                                                                               2015          17.23          16.95     124,811.52
                                                                               2016          16.95          17.11     127,671.54
                                                                               2017          17.11          17.59     116,825.11
                                                                               2018          17.59          17.26      82,464.78
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06     229,272.71
                                                                               2013           1.06           1.15     577,903.04
                                                                               2014           1.15           1.22     620,119.68
                                                                               2015           1.22           1.19     383,332.97
                                                                               2016           1.19           1.24     380,311.89
                                                                               2017           1.24           1.39     311,302.28
                                                                               2018           1.39           1.24     436,995.27
Schroders Global Multi-Asset Investment Division (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.73       2,450.45
                                                                               2014          10.73          11.47       6,319.25
                                                                               2015          11.47          11.14      18,493.13
                                                                               2016          11.14          11.46      24,087.35
                                                                               2017          11.46          13.13      22,866.09
                                                                               2018          13.13          12.54           0.00
SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)........... 2009           8.50          10.44      21,678.40
                                                                               2010          10.44          11.53      58,683.04
                                                                               2011          11.53          11.46      68,826.88

                                     PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                          1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                  BEGINNING OF                   NUMBER OF
                                                                                      YEAR        END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                          2012          11.46          12.72      67,111.05
                                                                          2013          12.72          14.13      78,298.71
                                                                          2014          14.13          14.70      65,570.65
                                                                          2015          14.70          14.18      90,979.55
                                                                          2016          14.18          14.75      86,373.62
                                                                          2017          14.75          16.82      32,857.05
                                                                          2018          16.82          15.46      22,915.44
SSGA Growth ETF Investment Division (Class B) (5/1/2006)................. 2009           7.79           9.89      21,585.81
                                                                          2010           9.89          11.11      14,597.72
                                                                          2011          11.11          10.69      19,725.38
                                                                          2012          10.69          12.10      25,036.59
                                                                          2013          12.10          14.05      21,988.88
                                                                          2014          14.05          14.57      18,672.08
                                                                          2015          14.57          14.00      18,759.70
                                                                          2016          14.00          14.72      20,766.22
                                                                          2017          14.72          17.32      19,816.06
                                                                          2018          17.32          15.54      15,247.86
T. Rowe Price Large Cap Growth Investment Division (Class B)............. 2009           8.47          11.92      14,593.26
                                                                          2010          11.92          13.69      11,985.48
                                                                          2011          13.69          13.28       9,964.05
                                                                          2012          13.28          15.51      10,132.08
                                                                          2013          15.51          21.17      28,289.83
                                                                          2014          21.17          22.66      31,851.53
                                                                          2015          22.66          24.63      51,043.02
                                                                          2016          24.63          24.60      42,072.13
                                                                          2017          24.60          32.30      33,427.80
                                                                          2018          32.30          31.41      31,363.58
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................ 2009           3.43           5.37      30,301.95
                                                                          2010           5.37           6.75      32,973.04
                                                                          2011           6.75           5.98      39,014.47
                                                                          2012           5.98           6.59      25,207.82
                                                                          2013           6.59           6.89           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............... 2009           5.69           8.14      22,577.55
                                                                          2010           8.14          10.22      27,581.73
                                                                          2011          10.22           9.89      31,667.89
                                                                          2012           9.89          11.06      32,106.37
                                                                          2013          11.06          14.86      33,000.88
                                                                          2014          14.86          16.48      32,795.16
                                                                          2015          16.48          17.29      32,419.84
                                                                          2016          17.29          18.07      25,790.81
                                                                          2017          18.07          22.17      22,475.48
                                                                          2018          22.17          21.33      17,301.42
T. Rowe Price Small Cap Growth Investment Division (Class B)............. 2009           9.69          13.22       5,176.45
                                                                          2010          13.22          17.51       8,609.71
                                                                          2011          17.51          17.47       7,151.98
                                                                          2012          17.47          19.92       8,349.10
                                                                          2013          19.92          28.25       9,951.21
                                                                          2014          28.25          29.64       8,609.31
                                                                          2015          29.64          29.87       9,656.41
                                                                          2016          29.87          32.76       9,039.15
                                                                          2017          32.76          39.48       8,535.38
                                                                          2018          39.48          36.20       6,471.58
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Neuberger Berman Mid Cap Value Investment Division (Class B))............ 2009          13.46          19.56      27,600.62
                                                                          2010          19.56          24.25      25,119.65
                                                                          2011          24.25          22.26      23,605.91
                                                                          2012          22.26          24.60           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)............. 2012          24.48          25.12      19,745.98
                                                                          2013          25.12          32.20      26,940.12
                                                                          2014          32.20          34.73      20,966.11
                                                                          2015          34.73          31.10      17,333.42
                                                                          2016          31.10          35.33      14,581.67
                                                                          2017          35.33          38.05      15,709.94
                                                                          2018          38.05          33.62      13,582.37
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)....................................................... 2009          17.06          22.13      24,689.17
                                                                          2010          22.13          24.48      23,877.41
                                                                          2011          24.48          25.48      16,804.83
                                                                          2012          25.48          27.90      10,599.22
                                                                          2013          27.90          27.67       6,831.93
                                                                          2014          27.67          28.65       5,816.03
                                                                          2015          28.65          27.62      15,227.91
                                                                          2016          27.62          29.43      30,415.65

                                    PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                         1.65 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2017          29.43          31.24      29,520.41
                                                                         2018          31.24          29.49      23,522.63
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))..................................................... 2009          14.95          20.12      29,870.90
                                                                         2010          20.12          22.36      45,596.25
                                                                         2011          22.36          22.97      97,182.64
                                                                         2012          22.97          25.52      41,561.26
                                                                         2013          25.52          27.11      35,958.54
                                                                         2014          27.11          27.95      35,235.14
                                                                         2015          27.95          26.89      32,574.98
                                                                         2016          26.89          27.69           0.00
Western Asset Management U.S. Government Investment Division (Class B).. 2009          15.70          16.08      42,093.17
                                                                         2010          16.08          16.68      78,786.11
                                                                         2011          16.68          17.28      63,750.08
                                                                         2012          17.28          17.51      63,708.41
                                                                         2013          17.51          17.07      51,429.53
                                                                         2014          17.07          17.22      42,044.37
                                                                         2015          17.22          16.99      60,332.22
                                                                         2016          16.99          16.88      37,969.32
                                                                         2017          16.88          16.88      31,484.52
                                                                         2018          16.88          16.72      31,688.88





                                                                                         AT 1.90 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2009          13.33          14.77      23,620.66
                                                                                2010          14.77          15.42      22,683.57
                                                                                2011          15.42          16.06      18,863.69
                                                                                2012          16.06          16.60      16,897.93
                                                                                2013          16.60          15.93      19,769.57
                                                                                2014          15.93          16.46      18,290.99
                                                                                2015          16.46          16.19      15,617.48
                                                                                2016          16.19          16.36      21,294.36
                                                                                2017          16.36          16.64      14,961.71
                                                                                2018          16.64          16.21      11,610.56
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          15.68          24.29      27,842.07
                                                                                2010          24.29          29.18      27,636.95
                                                                                2011          29.18          23.15      28,516.35
                                                                                2012          23.15          26.84      23,609.19
                                                                                2013          26.84          33.78      20,507.66
                                                                                2014          33.78          33.85      18,950.66
                                                                                2015          33.85          33.30      15,053.64
                                                                                2016          33.30          33.36      14,185.36
                                                                                2017          33.36          41.21      11,429.85
                                                                                2018          41.21          36.17      11,670.33
American Funds Growth Investment Division (Class 2)............................ 2009          88.85         117.83       8,082.71
                                                                                2010         117.83         137.21       8,417.00
                                                                                2011         137.21         128.88       7,339.49
                                                                                2012         128.88         149.06       6,285.47
                                                                                2013         149.06         190.29       6,212.92
                                                                                2014         190.29         202.59       5,894.31
                                                                                2015         202.59         212.41       2,984.70
                                                                                2016         212.41         228.19       2,579.54
                                                                                2017         228.19         287.26       2,026.03
                                                                                2018         287.26         281.13       1,688.72
American Funds Growth-Income Investment Division (Class 2 ).................... 2009          66.96          83.63      10,789.21
                                                                                2010          83.63          91.43      13,486.73
                                                                                2011          91.43          88.07      10,554.48
                                                                                2012          88.07         101.52       9,249.29
                                                                                2013         101.52         132.98       9,593.01
                                                                                2014         132.98         144.35       8,261.54
                                                                                2015         144.35         143.69       7,771.04
                                                                                2016         143.69         157.23       6,802.44
                                                                                2017         157.23         188.81       5,494.94
                                                                                2018         188.81         181.93       3,673.19

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                                 1.70 SEPARATE ACCOUNT CHARGE
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.18          10.51     113,483.00
                                                                             2013          10.51          11.49     111,089.24
                                                                             2014          11.49          12.12      65,222.30
                                                                             2015          12.12          11.99      54,135.25
                                                                             2016          11.99          12.21      36,852.56
                                                                             2017          12.21          13.64      25,617.07
                                                                             2018          13.64          12.47      12,651.39
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2009          13.44          14.86     118,527.47
                                                                             2010          14.86          15.53      22,969.39
                                                                             2011          15.53          16.17         437.67
                                                                             2012          16.17          16.73         460.76
                                                                             2013          16.73          16.07         139.12
                                                                             2014          16.07          16.61         138.14
                                                                             2015          16.61          16.35         137.20
                                                                             2016          16.35          16.52         129.81
                                                                             2017          16.52          16.81         129.28
                                                                             2018          16.81          16.38         128.76
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2009          15.43          24.44     293,090.40
                                                                             2010          24.44          29.37     116,062.47
                                                                             2011          29.37          23.31       6,031.79
                                                                             2012          23.31          27.04       5,112.91
                                                                             2013          27.04          34.05       4,376.89
                                                                             2014          34.05          34.14       3,684.62
                                                                             2015          34.14          33.60       3,306.26
                                                                             2016          33.60          33.67       3,294.13
                                                                             2017          33.67          41.62       3,187.32
                                                                             2018          41.62          36.54       3,072.30
American Funds Growth Investment Division+ (Class 2)........................ 2009          87.18         119.31     122,803.65
                                                                             2010         119.31         139.01      45,720.85
                                                                             2011         139.01         130.63       3,657.11
                                                                             2012         130.63         151.16       3,242.75
                                                                             2013         151.16         193.06       2,350.22
                                                                             2014         193.06         205.65       2,014.78
                                                                             2015         205.65         215.72       1,753.21
                                                                             2016         215.72         231.86       1,651.17
                                                                             2017         231.86         292.03       1,379.53
                                                                             2018         292.03         285.94         903.20
American Funds Growth-Income Investment Division+ (Class 2)................. 2009          65.72          84.68     140,511.13
                                                                             2010          84.68          92.63      50,052.03
                                                                             2011          92.63          89.27       2,562.50
                                                                             2012          89.27         102.94       2,207.35
                                                                             2013         102.94         134.91       1,214.48
                                                                             2014         134.91         146.52         890.48
                                                                             2015         146.52         145.93         733.50
                                                                             2016         145.93         159.76         678.49
                                                                             2017         159.76         191.95         623.57
                                                                             2018         191.95         185.04         555.30
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.99           8.89     869,855.14
                                                                             2010           8.89           9.81     818,146.78
                                                                             2011           9.81           9.44     690,630.79
                                                                             2012           9.44          10.53     522,800.24
                                                                             2013          10.53          12.27     385,100.94
                                                                             2014          12.27          12.80     164,044.58
                                                                             2015          12.80          12.49      90,546.27
                                                                             2016          12.49          13.24      85,856.24
                                                                             2017          13.24          15.21      74,304.67
                                                                             2018          15.21          14.31      72,323.99
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.34           8.36   1,244,523.49
                                                                             2010           8.36           9.33   1,208,017.85
                                                                             2011           9.33           8.74   1,121,832.05
                                                                             2012           8.74           9.98     931,006.43
                                                                             2013           9.98          12.27     910,859.70
                                                                             2014          12.27          12.84     726,366.09
                                                                             2015          12.84          12.52     288,422.20
                                                                             2016          12.52          13.42      48,168.13
                                                                             2017          13.42          16.01      50,542.36
                                                                             2018          16.01          14.83      38,284.20
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.66           9.30   1,145,363.81
                                                                             2010           9.30          10.05   1,205,333.73
                                                                             2011          10.05           9.90   1,114,620.29
                                                                             2012           9.90          10.79     804,485.60

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.79          12.04     609,576.24
                                                                               2014          12.04          12.56     530,118.44
                                                                               2015          12.56          12.26     232,721.81
                                                                               2016          12.26          12.89     170,822.74
                                                                               2017          12.89          14.32     156,255.81
                                                                               2018          14.32          13.60     149,432.51
AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)............ 2012          11.11          11.50     223,028.66
                                                                               2013          11.50          10.92     129,508.35
                                                                               2014          10.92          11.16      74,015.39
                                                                               2015          11.16           9.93      50,010.13
                                                                               2016           9.93          10.63      33,643.63
                                                                               2017          10.63          11.48      26,069.66
                                                                               2018          11.48          10.57      15,190.67
Baillie Gifford International Stock Investment Division (Class B)............. 2009          10.15          12.16     301,283.60
                                                                               2010          12.16          12.78     268,890.23
                                                                               2011          12.78          10.03     212,082.93
                                                                               2012          10.03          11.77     135,547.35
                                                                               2013          11.77          13.33      66,198.46
                                                                               2014          13.33          12.67      38,210.53
                                                                               2015          12.67          12.18      21,835.06
                                                                               2016          12.18          12.58      14,348.11
                                                                               2017          12.58          16.69      11,229.24
                                                                               2018          16.69          13.58      16,170.94
BlackRock Bond Income Investment Division (Class B)........................... 2009          42.70          45.84     222,884.83
                                                                               2010          45.84          48.70     211,782.20
                                                                               2011          48.70          50.90     168,420.66
                                                                               2012          50.90          53.68     100,728.69
                                                                               2013          53.68          52.25      53,981.00
                                                                               2014          52.25          54.86      40,306.96
                                                                               2015          54.86          54.12      22,235.42
                                                                               2016          54.12          54.73      13,222.45
                                                                               2017          54.73          55.89      13,510.76
                                                                               2018          55.89          54.60      14,522.95
BlackRock Capital Appreciation Investment Division (Class B).................. 2009          19.14          25.69     188,147.65
                                                                               2010          25.69          30.18     154,658.84
                                                                               2011          30.18          26.95     134,915.21
                                                                               2012          26.95          30.23      88,372.56
                                                                               2013          30.23          39.80      57,950.50
                                                                               2014          39.80          42.50      35,989.33
                                                                               2015          42.50          44.30      16,381.61
                                                                               2016          44.30          43.49       5,730.54
                                                                               2017          43.49          57.11       4,826.87
                                                                               2018          57.11          57.37       3,045.21
BlackRock Capital Appreciation Investment Division (Class B) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class B) and
before that FI Large Cap Investment Division (Class B)) (5/1/2006)............ 2009           9.24           9.62           0.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(4/30/2012)................................................................... 2012           9.94          10.24     132,028.62
                                                                               2013          10.24          11.11     122,712.31
                                                                               2014          11.11          11.57      77,907.80
                                                                               2015          11.57          11.36      70,606.78
                                                                               2016          11.36          11.66      44,240.29
                                                                               2017          11.66          12.99      38,911.61
                                                                               2018          12.99          11.85      34,207.96
BlackRock Ultra-Short Term Bond Investment Division (Class B)................. 2009          22.13          21.81     211,366.01
                                                                               2010          21.81          21.45     211,791.59
                                                                               2011          21.45          21.08     132,390.45
                                                                               2012          21.08          20.73      85,708.31
                                                                               2013          20.73          20.38      32,356.36
                                                                               2014          20.38          20.03      22,500.47
                                                                               2015          20.03          19.70       3,935.63
                                                                               2016          19.70          19.39           0.00
                                                                               2017          19.39          19.18           0.00
                                                                               2018          19.18          19.15           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Aggressive Allocation Investment Division (Class B)) (5/1/2005)....... 2009           7.52           9.72     313,709.18
                                                                               2010           9.72          11.05     316,081.56
                                                                               2011          11.05          11.97           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B)................ 2011          11.94          10.20     289,597.47
                                                                               2012          10.20          11.71     184,209.57
                                                                               2013          11.71          14.91     138,079.27
                                                                               2014          14.91          15.41      39,344.04
                                                                               2015          15.41          14.84       6,670.97
                                                                               2016          14.84          15.90       9,120.00

                                                                                       BEGINNING OF                  NUMBER OF
PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II                                          YEAR        END OF YEAR   ACCUMULATION
1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2017          15.90          19.22       9,432.86
                                                                                2018          19.22          16.99       9,655.12
Brighthouse Asset Allocation 20 Investment Division (Class B) (5/1/2005)....... 2009           9.43          11.18   1,082,687.42
                                                                                2010          11.18          12.09   1,183,697.95
                                                                                2011          12.09          12.28   1,060,803.91
                                                                                2012          12.28          13.18     887,677.65
                                                                                2013          13.18          13.51     602,159.54
                                                                                2014          13.51          13.88     384,863.81
                                                                                2015          13.88          13.56     159,221.55
                                                                                2016          13.56          13.94      57,394.48
                                                                                2017          13.94          14.65      38,804.24
                                                                                2018          14.65          14.03      54,706.64
Brighthouse Asset Allocation 40 Investment Division (Class B) (5/1/2005)....... 2009           8.96          10.90   3,639,409.33
                                                                                2010          10.90          11.95   3,224,682.12
                                                                                2011          11.95          11.87   3,049,295.30
                                                                                2012          11.87          13.01   2,238,591.42
                                                                                2013          13.01          14.19   1,489,280.85
                                                                                2014          14.19          14.64     811,846.84
                                                                                2015          14.64          14.24     441,385.58
                                                                                2016          14.24          14.85     345,740.06
                                                                                2017          14.85          16.15     293,918.31
                                                                                2018          16.15          15.18     232,463.85
Brighthouse Asset Allocation 60 Investment Division (Class B) (5/1/2005)....... 2009           8.48          10.55   8,986,111.50
                                                                                2010          10.55          11.74   8,178,762.89
                                                                                2011          11.74          11.39   7,153,548.23
                                                                                2012          11.39          12.68   6,196,519.96
                                                                                2013          12.68          14.71   4,485,974.01
                                                                                2014          14.71          15.19   2,449,800.55
                                                                                2015          15.19          14.74     934,328.08
                                                                                2016          14.74          15.53     314,687.04
                                                                                2017          15.53          17.51     264,866.01
                                                                                2018          17.51          16.16     205,698.13
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............. 2013          11.45          13.03     166,765.61
                                                                                2014          13.03          12.96           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (5/1/2005)....... 2009           8.00          10.16   6,600,476.28
                                                                                2010          10.16          11.46   5,988,775.33
                                                                                2011          11.46          10.84   5,379,939.70
                                                                                2012          10.84          12.30   4,530,421.79
                                                                                2013          12.30          15.03   3,004,529.56
                                                                                2014          15.03          15.55   1,503,956.10
                                                                                2015          15.55          15.03     460,533.19
                                                                                2016          15.03          15.98     204,375.29
                                                                                2017          15.98          18.72     189,436.73
                                                                                2018          18.72          16.91     182,289.38
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife
Growth Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)......... 2009           7.01           8.87     175,218.39
                                                                                2010           8.87           9.59     181,606.59
                                                                                2011           9.59           9.27     176,923.24
                                                                                2012           9.27          10.58     172,285.84
                                                                                2013          10.58          11.38           0.00
Brighthouse Balanced Plus Investment Division (Class B) (4/30/2012)............ 2012           9.97          10.41     101,664.95
                                                                                2013          10.41          11.70     225,014.04
                                                                                2014          11.70          12.62     259,688.78
                                                                                2015          12.62          11.90     125,931.02
                                                                                2016          11.90          12.67      93,029.51
                                                                                2017          12.67          14.75      74,492.51
                                                                                2018          14.75          13.43      53,105.10
Brighthouse/Artisan Mid Cap Value Investment Division (Class B)................ 2009          18.16          25.21     223,645.47
                                                                                2010          25.21          28.44     202,186.24
                                                                                2011          28.44          29.78     129,478.03
                                                                                2012          29.78          32.67      53,003.37
                                                                                2013          32.67          43.84      32,335.67
                                                                                2014          43.84          43.82       9,886.63
                                                                                2015          43.82          38.92       5,162.42
                                                                                2016          38.92          46.93       5,016.53
                                                                                2017          46.93          51.93       4,109.36
                                                                                2018          51.93          44.20       3,038.97
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (5/2/2011)........................................................... 2011           9.98           9.74      19,294.14
                                                                                2012           9.74          10.00      14,036.23
                                                                                2013          10.00           9.94      76,608.50
                                                                                2014           9.94           9.88      50,603.67

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015           9.88
                                                                                  2016           9.65
                                                                                  2017           9.79
                                                                                  2018           9.75
Brighthouse/Wellington Balanced Investment Division (Class B).................... 2009          30.26
                                                                                  2010          34.81
                                                                                  2011          37.41
                                                                                  2012          38.10
                                                                                  2013          41.99
                                                                                  2014          49.66
                                                                                  2015          53.84
                                                                                  2016          54.15
                                                                                  2017          56.82
                                                                                  2018          64.16
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................ 2009          22.11
                                                                                  2010          28.61
                                                                                  2011          31.43
                                                                                  2012          29.58
                                                                                  2013          32.75
                                                                                  2014          42.94
                                                                                  2015          46.58
                                                                                  2016          46.78
                                                                                  2017          49.24
                                                                                  2018          57.51
Brighthouse/Wellington Large Cap Research Investment Division (Class B).......... 2009          45.10
                                                                                  2010          52.85
                                                                                  2011          58.43
                                                                                  2012          57.60
                                                                                  2013          64.22
                                                                                  2014          84.78
                                                                                  2015          94.61
                                                                                  2016          97.19
                                                                                  2017         103.46
                                                                                  2018         124.04
Clarion Global Real Estate Investment Division (Class B)......................... 2009           9.24
                                                                                  2010          12.24
                                                                                  2011          13.97
                                                                                  2012          12.97
                                                                                  2013          16.07
                                                                                  2014          16.36
                                                                                  2015          18.21
                                                                                  2016          17.66
                                                                                  2017          17.51
                                                                                  2018          19.07
ClearBridge Aggressive Growth Investment Division (Class B)...................... 2009           4.61
                                                                                  2010           6.02
                                                                                  2011           7.33
                                                                                  2012           7.44
                                                                                  2013           8.67
                                                                                  2014          12.41
                                                                                  2015          14.51
                                                                                  2016          13.69
                                                                                  2017          13.82
                                                                                  2018          16.09
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008)....... 2009          94.41
                                                                                  2010         132.60
                                                                                  2011         142.62
                                                                                  2012         129.64
                                                                                  2013         156.14
                                                                                  2014         197.69
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))............... 2009           4.04
                                                                                  2010           5.48
                                                                                  2011           5.78
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)........................................................... 2012          10.74
                                                                                  2013          10.88
                                                                                  2014          10.21
                                                                                  2015          10.80
                                                                                  2016          10.66



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                          9.65      26,338.94
                                                                                          9.79      14,333.44
                                                                                          9.75      14,881.67
                                                                                          9.63      14,971.29
Brighthouse/Wellington Balanced Investment Division (Class B)....................        34.81     181,978.89
                                                                                         37.41     182,881.50
                                                                                         38.10     124,157.31
                                                                                         41.99      57,961.53
                                                                                         49.66      35,222.80
                                                                                         53.84      24,277.33
                                                                                         54.15      12,374.42
                                                                                         56.82       5,255.86
                                                                                         64.16       4,662.25
                                                                                         60.55       4,404.68
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................        28.61     597,878.96
                                                                                         31.43     558,016.26
                                                                                         29.58     422,176.75
                                                                                         32.75     252,061.83
                                                                                         42.94     121,485.96
                                                                                         46.58      52,348.18
                                                                                         46.78      16,255.27
                                                                                         49.24      13,456.79
                                                                                         57.51       7,849.83
                                                                                         56.34       6,972.93
Brighthouse/Wellington Large Cap Research Investment Division (Class B)..........        52.85      42,519.16
                                                                                         58.43      40,747.38
                                                                                         57.60      33,670.67
                                                                                         64.22      20,167.00
                                                                                         84.78      11,360.72
                                                                                         94.61       8,228.92
                                                                                         97.19       3,316.23
                                                                                        103.46       1,419.33
                                                                                        124.04       2,637.29
                                                                                        114.23       2,340.84
Clarion Global Real Estate Investment Division (Class B).........................        12.24     926,949.89
                                                                                         13.97     787,792.03
                                                                                         12.97     590,151.12
                                                                                         16.07     333,318.97
                                                                                         16.36     147,654.54
                                                                                         18.21      66,880.39
                                                                                         17.66      35,213.01
                                                                                         17.51      25,529.58
                                                                                         19.07      20,290.72
                                                                                         17.12      21,113.97
ClearBridge Aggressive Growth Investment Division (Class B)......................         6.02     129,670.93
                                                                                          7.33     132,040.29
                                                                                          7.44     251,646.93
                                                                                          8.67     177,177.38
                                                                                         12.41     153,210.77
                                                                                         14.51     408,679.75
                                                                                         13.69     161,861.16
                                                                                         13.82      89,506.47
                                                                                         16.09      69,734.68
                                                                                         14.70      57,205.56
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008).......       132.60     112,266.18
                                                                                        142.62      84,422.82
                                                                                        129.64      58,689.29
                                                                                        156.14      44,301.64
                                                                                        197.69      28,378.27
                                                                                        205.67           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))...............         5.48     133,249.29
                                                                                          5.78     149,399.49
                                                                                          6.14           0.00
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)...........................................................        10.88     104,850.43
                                                                                         10.21     104,268.97
                                                                                         10.80      71,003.20
                                                                                         10.66      40,129.24
                                                                                         10.62      21,786.63

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                           1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2017          10.62          10.71      15,923.69
                                                                             2018          10.71          10.53       8,513.13
Frontier Mid Cap Growth Investment Division (Class B)....................... 2009          25.31          37.10      78,531.15
                                                                             2010          37.10          41.95      70,414.69
                                                                             2011          41.95          39.90      56,216.66
                                                                             2012          39.90          43.42      39,600.24
                                                                             2013          43.42          56.54      24,125.83
                                                                             2014          56.54          61.63      12,756.09
                                                                             2015          61.63          62.17       4,938.94
                                                                             2016          62.17          64.27       1,727.81
                                                                             2017          64.27          78.95       1,566.76
                                                                             2018          78.95          73.03       1,516.77
Harris Oakmark International Investment Division (Class B).................. 2009          11.12          16.95     731,710.70
                                                                             2010          16.95          19.40     712,104.44
                                                                             2011          19.40          16.35     568,707.64
                                                                             2012          16.35          20.78     342,618.65
                                                                             2013          20.78          26.66     194,705.44
                                                                             2014          26.66          24.69      78,831.72
                                                                             2015          24.69          23.18      42,283.66
                                                                             2016          23.18          24.65      24,393.64
                                                                             2017          24.65          31.61      16,991.35
                                                                             2018          31.61          23.63      14,874.88
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04   1,573,105.13
                                                                             2013           1.04           1.04     959,479.72
                                                                             2014           1.04           1.08     577,042.67
                                                                             2015           1.08           1.02     488,641.89
                                                                             2016           1.02           1.12     187,406.23
                                                                             2017           1.12           1.21      84,676.79
                                                                             2018           1.21           1.11      77,869.30
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           9.47          12.46      73,627.85
                                                                             2010          12.46          15.46      60,530.15
                                                                             2011          15.46          15.04      50,847.28
                                                                             2012          15.04          17.48      33,799.64
                                                                             2013          17.48          24.09      18,951.70
                                                                             2014          24.09          25.56      12,045.14
                                                                             2015          25.56          24.70       5,233.51
                                                                             2016          24.70          27.06       2,508.98
                                                                             2017          27.06          33.35       2,413.48
                                                                             2018          33.35          29.82       2,237.78
Jennison Growth Investment Division (Class B)............................... 2009           3.30           4.53     272,274.33
                                                                             2010           4.53           4.96     311,550.99
                                                                             2011           4.96           4.89     265,087.27
                                                                             2012           4.89           5.56     364,736.37
                                                                             2013           5.56           7.47     151,686.52
                                                                             2014           7.47           7.99      83,324.44
                                                                             2015           7.99           8.68      49,442.42
                                                                             2016           8.68           8.52      34,188.52
                                                                             2017           8.52          11.48      34,490.50
                                                                             2018          11.48          11.30      31,289.88
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)) (5/1/2005).............. 2009           5.37           7.59     290,429.06
                                                                             2010           7.59           8.16     228,899.19
                                                                             2011           8.16           7.91     171,418.41
                                                                             2012           7.91           8.89           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     985,411.83
                                                                             2013           1.04           1.14     982,469.48
                                                                             2014           1.14           1.20     507,926.94
                                                                             2015           1.20           1.19     480,740.59
                                                                             2016           1.19           1.20     354,407.15
                                                                             2017           1.20           1.38     305,792.45
                                                                             2018           1.38           1.26     160,725.91
JPMorgan Global Active Allocation Investment Division (Class B) (formerly
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014))...................................................... 2014           0.99           1.03       4,304.23
                                                                             2015           1.03           1.01      32,442.47
                                                                             2016           1.01           1.01      47,955.86
                                                                             2017           1.01           1.15      36,058.67
                                                                             2018           1.15           1.12           0.00
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)...... 2013          15.03          16.49      54,090.20
                                                                             2014          16.49          16.77      40,788.65
                                                                             2015          16.77          16.69      14,481.09
                                                                             2016          16.69          17.19      11,842.39
                                                                             2017          17.19          20.79       8,548.68

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2018          20.79          19.33       6,842.22
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2009           7.96          10.01     133,239.70
                                                                              2010          10.01          11.01     143,548.29
                                                                              2011          11.01          11.05     176,890.14
                                                                              2012          11.05          12.22     140,691.56
                                                                              2013          12.22          12.75           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)................... 2009          21.27          27.17     158,982.65
                                                                              2010          27.17          33.99     138,249.17
                                                                              2011          33.99          33.53     100,455.61
                                                                              2012          33.53          37.66      68,799.12
                                                                              2013          37.66          52.10      34,433.06
                                                                              2014          52.10          53.01      14,176.27
                                                                              2015          53.01          51.21       4,498.57
                                                                              2016          51.21          59.90       2,936.08
                                                                              2017          59.90          67.70       3,167.53
                                                                              2018          67.70          59.04       2,942.50
Loomis Sayles Small Cap Growth Investment Division (Class B)................. 2009           6.32           8.05     140,002.30
                                                                              2010           8.05          10.40     141,767.81
                                                                              2011          10.40          10.51      96,526.61
                                                                              2012          10.51          11.45      53,308.02
                                                                              2013          11.45          16.71      33,388.41
                                                                              2014          16.71          16.58      14,243.80
                                                                              2015          16.58          16.54       4,089.82
                                                                              2016          16.54          17.24       3,811.91
                                                                              2017          17.24          21.48       3,440.18
                                                                              2018          21.48          21.17       4,384.06
MetLife Aggregate Bond Index Investment Division (Class B)................... 2009          13.95          14.40   2,989,033.63
                                                                              2010          14.40          14.97   2,779,607.23
                                                                              2011          14.97          15.79   2,047,871.67
                                                                              2012          15.79          16.08   1,160,811.31
                                                                              2013          16.08          15.41     717,129.55
                                                                              2014          15.41          15.98     365,493.21
                                                                              2015          15.98          15.72     161,744.10
                                                                              2016          15.72          15.79      70,904.50
                                                                              2017          15.79          15.98      71,770.85
                                                                              2018          15.98          15.64      66,816.93
MetLife Mid Cap Stock Index Investment Division (Class B).................... 2009          10.12          13.61     779,815.38
                                                                              2010          13.61          16.86     668,440.65
                                                                              2011          16.86          16.21     516,917.97
                                                                              2012          16.21          18.70     295,786.90
                                                                              2013          18.70          24.42     163,540.78
                                                                              2014          24.42          26.23      82,674.32
                                                                              2015          26.23          25.11      38,230.63
                                                                              2016          25.11          29.66      20,224.75
                                                                              2017          29.66          33.72      13,776.60
                                                                              2018          33.72          29.33      14,017.20
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B)............... 2009           9.23          11.64   1,410,760.29
                                                                              2010          11.64          12.35   1,345,440.92
                                                                              2011          12.35          10.60   1,113,726.53
                                                                              2012          10.60          12.30     651,851.98
                                                                              2013          12.30          14.70     359,521.98
                                                                              2014          14.70          13.55     197,022.51
                                                                              2015          13.55          13.15      72,233.03
                                                                              2016          13.15          13.06      37,349.10
                                                                              2017          13.06          16.00      32,968.24
                                                                              2018          16.00          13.51      27,867.40
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).. 2013           1.07           1.12     168,917.77
                                                                              2014           1.12           1.20     393,282.89
                                                                              2015           1.20           1.17     884,068.63
                                                                              2016           1.17           1.20     341,271.72
                                                                              2017           1.20           1.36     116,597.78
                                                                              2018           1.36           1.24     100,342.15
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B)............ 2009          11.30          13.97     532,783.70
                                                                              2010          13.97          17.38     465,598.44
                                                                              2011          17.38          16.36     352,163.58
                                                                              2012          16.36          18.66     190,449.09
                                                                              2013          18.66          25.36     100,173.54
                                                                              2014          25.36          26.12      42,190.53
                                                                              2015          26.12          24.53      20,726.98
                                                                              2016          24.53          29.17       9,636.95
                                                                              2017          29.17          32.81       8,661.43
                                                                              2018          32.81          28.64       5,626.53
MetLife Stock Index Investment Division (Class B)............................ 2009          26.01          32.20   1,814,584.61

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2010          32.20
                                                                                  2011          36.24
                                                                                  2012          36.22
                                                                                  2013          41.10
                                                                                  2014          53.21
                                                                                  2015          59.17
                                                                                  2016          58.70
                                                                                  2017          64.28
                                                                                  2018          76.62
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           9.94
                                                                                  2010          12.85
                                                                                  2011          14.08
                                                                                  2012          12.36
                                                                                  2013          14.18
                                                                                  2014          16.63
                                                                                  2015          15.21
                                                                                  2016          14.69
                                                                                  2017          14.31
                                                                                  2018          18.04
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          32.96
                                                                                  2010          38.34
                                                                                  2011          41.38
                                                                                  2012          41.57
                                                                                  2013          45.48
                                                                                  2014          53.08
                                                                                  2015          56.55
                                                                                  2016          55.38
                                                                                  2017          59.30
                                                                                  2018          65.40
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           8.85
                                                                                  2010          10.49
                                                                                  2011          11.47
                                                                                  2012          11.35
                                                                                  2013          12.98
                                                                                  2014          17.28
                                                                                  2015          18.78
                                                                                  2016          18.40
                                                                                  2017          20.64
                                                                                  2018          23.86
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           9.19
                                                                                  2010          10.04
                                                                                  2011          10.75
                                                                                  2012          10.79
                                                                                  2013          12.08
                                                                                  2014          15.65
                                                                                  2015          16.88
                                                                                  2016          15.57
                                                                                  2017          18.08
                                                                                  2018          19.09
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))................................................... 2009          18.27
                                                                                  2010          21.82
                                                                                  2011          24.52
                                                                                  2012          22.57
                                                                                  2013          25.62
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................ 2009           6.58
                                                                                  2010           8.08
                                                                                  2011           8.82
                                                                                  2012           8.63
                                                                                  2013           9.66
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          12.37
                                                                                  2011          14.34
                                                                                  2012          13.12
                                                                                  2013          14.10
                                                                                  2014          19.27
                                                                                  2015          19.14
                                                                                  2016          17.87
                                                                                  2017          16.08
                                                                                  2018          22.12
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.63
                                                                                  2010          11.33



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         36.24   1,671,477.38
                                                                                         36.22   1,245,019.27
                                                                                         41.10     668,960.47
                                                                                         53.21     356,058.57
                                                                                         59.17     186,299.45
                                                                                         58.70      90,525.62
                                                                                         64.28      43,048.42
                                                                                         76.62      28,367.91
                                                                                         71.68      22,483.30
MFS(Reg. TM) Research International Investment Division (Class B)................        12.85     625,532.66
                                                                                         14.08     490,362.55
                                                                                         12.36     346,186.10
                                                                                         14.18     236,632.71
                                                                                         16.63     134,083.05
                                                                                         15.21      73,605.70
                                                                                         14.69      22,499.44
                                                                                         14.31      11,767.41
                                                                                         18.04       6,702.67
                                                                                         15.25       6,673.17
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        38.34     109,408.46
                                                                                         41.38      87,465.14
                                                                                         41.57      54,926.07
                                                                                         45.48      31,372.88
                                                                                         53.08      23,627.07
                                                                                         56.55      13,420.40
                                                                                         55.38       8,106.18
                                                                                         59.30       5,323.26
                                                                                         65.40       6,116.74
                                                                                         60.55       4,435.04
MFS(Reg. TM) Value Investment Division (Class B).................................        10.49     549,389.91
                                                                                         11.47     536,957.19
                                                                                         11.35     334,795.09
                                                                                         12.98     193,001.23
                                                                                         17.28     195,661.30
                                                                                         18.78     101,103.96
                                                                                         18.40      46,059.15
                                                                                         20.64      38,384.30
                                                                                         23.86      22,715.13
                                                                                         21.05      28,703.39
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................        10.04     684,291.55
                                                                                         10.75     640,457.24
                                                                                         10.79     439,855.08
                                                                                         12.08     313,028.59
                                                                                         15.65     188,274.33
                                                                                         16.88     102,594.06
                                                                                         15.57      24,554.56
                                                                                         18.08      17,754.24
                                                                                         19.09      16,247.09
                                                                                         18.39           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))...................................................        21.82     146,108.83
                                                                                         24.52     140,404.04
                                                                                         22.57     120,383.58
                                                                                         25.62      73,636.93
                                                                                         28.18           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................         8.08      67,025.87
                                                                                          8.82      80,339.99
                                                                                          8.63      75,652.87
                                                                                          9.66      54,433.05
                                                                                         10.57           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        14.34     230,651.94
                                                                                         13.12     149,387.78
                                                                                         14.10     105,930.46
                                                                                         19.27      49,616.52
                                                                                         19.14      29,824.59
                                                                                         17.87      17,202.72
                                                                                         16.08      11,338.33
                                                                                         22.12      12,691.15
                                                                                         23.96       8,622.18
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.33     232,422.73
                                                                                         12.25           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Neuberger Berman Genesis Investment Division (Class B)........................ 2009          11.96          13.26     407,729.67
                                                                               2010          13.26          15.83     378,764.16
                                                                               2011          15.83          16.42     216,512.39
                                                                               2012          16.42          17.71      68,808.14
                                                                               2013          17.71          24.07      60,773.35
                                                                               2014          24.07          23.59      27,480.22
                                                                               2015          23.59          23.28      15,465.97
                                                                               2016          23.28          27.10      14,727.47
                                                                               2017          27.10          30.77      12,851.79
                                                                               2018          30.77          28.13      10,933.08
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................ 2009           9.33          12.55     125,031.77
                                                                               2010          12.55          15.16     116,809.60
                                                                               2011          15.16          14.12      84,642.29
                                                                               2012          14.12          14.61      54,586.62
                                                                               2013          14.61          15.83           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2009           6.55           8.54      33,984.78
                                                                               2010           8.54           9.04      46,013.11
                                                                               2011           9.04           8.28      39,722.38
                                                                               2012           8.28           9.94      38,155.90
                                                                               2013           9.94          10.56           0.00
Oppenheimer Global Equity Investment Division* (Class B)...................... 2009          11.44          15.72     222,415.71
                                                                               2010          15.72          17.92     251,014.54
                                                                               2011          17.92          16.14     182,740.84
                                                                               2012          16.14          19.22     138,424.65
                                                                               2013          19.22          24.02      79,536.63
                                                                               2014          24.02          24.12      41,134.89
                                                                               2015          24.12          24.65      15,659.75
                                                                               2016          24.65          24.29       9,364.22
                                                                               2017          24.29          32.66      12,543.67
                                                                               2018          32.66          27.88      12,235.80
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).... 2014           0.99           1.03       4,286.89
                                                                               2015           1.03           0.96      46,598.22
                                                                               2016           0.96           1.04      19,444.04
                                                                               2017           1.04           1.16      61,954.63
                                                                               2018           1.16           1.05      61,288.09
PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006)....... 2009          10.94          12.70   1,110,381.27
                                                                               2010          12.70          13.46     963,131.83
                                                                               2011          13.46          14.71     757,531.33
                                                                               2012          14.71          15.78     566,761.97
                                                                               2013          15.78          14.07     362,620.81
                                                                               2014          14.07          14.24     230,457.18
                                                                               2015          14.24          13.56     105,451.59
                                                                               2016          13.56          14.00      77,670.79
                                                                               2017          14.00          14.24      52,078.10
                                                                               2018          14.24          13.66      43,001.11
PIMCO Total Return Investment Division (Class B).............................. 2009          12.88          14.95   1,549,998.52
                                                                               2010          14.95          15.90   1,632,065.48
                                                                               2011          15.90          16.13   1,199,554.25
                                                                               2012          16.13          17.32     765,903.42
                                                                               2013          17.32          16.71     418,754.92
                                                                               2014          16.71          17.11     231,519.92
                                                                               2015          17.11          16.82     108,951.23
                                                                               2016          16.82          16.97      72,772.58
                                                                               2017          16.97          17.44      54,664.37
                                                                               2018          17.44          17.10      48,355.30
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06     228,265.43
                                                                               2013           1.06           1.15     272,044.50
                                                                               2014           1.15           1.22     159,394.32
                                                                               2015           1.22           1.19     196,670.85
                                                                               2016           1.19           1.23     127,919.75
                                                                               2017           1.23           1.39     106,163.65
                                                                               2018           1.39           1.23     135,144.84
Schroders Global Multi-Asset Investment Division (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.73       6,873.72
                                                                               2014          10.73          11.46       4,193.86
                                                                               2015          11.46          11.12      20,329.51
                                                                               2016          11.12          11.43       9,564.68
                                                                               2017          11.43          13.09      23,256.14
                                                                               2018          13.09          12.51           0.00
SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)........... 2009           8.48          10.42     393,719.43
                                                                               2010          10.42          11.50     852,972.08
                                                                               2011          11.50          11.42     802,882.00

                                     PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                          1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                  BEGINNING OF                   NUMBER OF
                                                                                      YEAR        END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                          2012          11.42          12.67     624,066.59
                                                                          2013          12.67          14.07     344,615.38
                                                                          2014          14.07          14.64     218,974.76
                                                                          2015          14.64          14.11     108,503.98
                                                                          2016          14.11          14.67      77,353.37
                                                                          2017          14.67          16.71      35,703.56
                                                                          2018          16.71          15.36      31,259.87
SSGA Growth ETF Investment Division (Class B) (5/1/2006)................. 2009           7.78           9.87     102,646.82
                                                                          2010           9.87          11.08     180,551.76
                                                                          2011          11.08          10.66     150,488.40
                                                                          2012          10.66          12.06     109,867.55
                                                                          2013          12.06          14.00      84,749.84
                                                                          2014          14.00          14.50      56,950.22
                                                                          2015          14.50          13.93      21,241.50
                                                                          2016          13.93          14.63       7,402.51
                                                                          2017          14.63          17.21      12,088.16
                                                                          2018          17.21          15.44       5,207.46
T. Rowe Price Large Cap Growth Investment Division (Class B)............. 2009           8.43          11.85     473,303.91
                                                                          2010          11.85          13.61     410,678.72
                                                                          2011          13.61          13.20     302,558.67
                                                                          2012          13.20          15.40     210,118.62
                                                                          2013          15.40          21.01     210,410.45
                                                                          2014          21.01          22.48     110,144.47
                                                                          2015          22.48          24.42      43,831.28
                                                                          2016          24.42          24.38      25,969.48
                                                                          2017          24.38          32.00      20,412.54
                                                                          2018          32.00          31.09      18,313.34
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................ 2009           3.42           5.35     884,140.78
                                                                          2010           5.35           6.71     791,642.65
                                                                          2011           6.71           5.95     656,456.55
                                                                          2012           5.95           6.56     375,174.75
                                                                          2013           6.56           6.85           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............... 2009           5.66           8.10     964,784.27
                                                                          2010           8.10          10.17     912,701.94
                                                                          2011          10.17           9.83     715,781.96
                                                                          2012           9.83          10.99     481,721.39
                                                                          2013          10.99          14.76     296,056.46
                                                                          2014          14.76          16.37     176,996.27
                                                                          2015          16.37          17.16      78,848.82
                                                                          2016          17.16          17.92      50,945.68
                                                                          2017          17.92          21.98      41,209.67
                                                                          2018          21.98          21.14      39,741.85
T. Rowe Price Small Cap Growth Investment Division (Class B)............. 2009           9.63          13.13     175,810.58
                                                                          2010          13.13          17.39     196,651.13
                                                                          2011          17.39          17.34     169,744.18
                                                                          2012          17.34          19.76     110,211.97
                                                                          2013          19.76          28.02      68,771.11
                                                                          2014          28.02          29.37      44,349.09
                                                                          2015          29.37          29.59      24,478.09
                                                                          2016          29.59          32.43      15,940.05
                                                                          2017          32.43          39.08      17,021.28
                                                                          2018          39.08          35.81      16,659.01
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Neuberger Berman Mid Cap Value Investment Division (Class B))............ 2009          13.39          19.45     738,216.07
                                                                          2010          19.45          24.11     706,710.32
                                                                          2011          24.11          22.12     513,179.82
                                                                          2012          22.12          24.44           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)............. 2012          24.32          24.95     268,864.60
                                                                          2013          24.95          31.96     126,575.87
                                                                          2014          31.96          34.45      45,960.63
                                                                          2015          34.45          30.83      20,229.65
                                                                          2016          30.83          35.01      14,240.21
                                                                          2017          35.01          37.68      11,914.37
                                                                          2018          37.68          33.28      10,102.42
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)....................................................... 2009          16.94          21.96     449,321.31
                                                                          2010          21.96          24.28     475,940.31
                                                                          2011          24.28          25.27     331,231.86
                                                                          2012          25.27          27.64     185,959.50
                                                                          2013          27.64          27.40      83,696.66
                                                                          2014          27.40          28.37      32,697.53
                                                                          2015          28.37          27.33      11,263.30
                                                                          2016          27.33          29.10      33,692.39

                                    PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                         1.70 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2017          29.10          30.88      27,492.86
                                                                         2018          30.88          29.14      20,583.14
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))..................................................... 2009          14.86          19.98     494,089.65
                                                                         2010          19.98          22.19     462,448.39
                                                                         2011          22.19          22.79     335,826.21
                                                                         2012          22.79          25.31     208,246.14
                                                                         2013          25.31          26.87     118,851.81
                                                                         2014          26.87          27.69      63,370.42
                                                                         2015          27.69          26.63      34,505.36
                                                                         2016          26.63          27.41           0.00
Western Asset Management U.S. Government Investment Division (Class B).. 2009          15.59          15.96     515,974.90
                                                                         2010          15.96          16.55     464,341.87
                                                                         2011          16.55          17.13     337,356.88
                                                                         2012          17.13          17.35     172,118.84
                                                                         2013          17.35          16.90      89,147.03
                                                                         2014          16.90          17.04      60,550.26
                                                                         2015          17.04          16.81      44,935.38
                                                                         2016          16.81          16.69      36,428.53
                                                                         2017          16.69          16.69      31,898.50
                                                                         2018          16.69          16.52      24,208.72





                                                                                         AT 1.95 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2009          13.26          14.67     476,103.99
                                                                                2010          14.67          15.32     430,749.12
                                                                                2011          15.32          15.94     374,436.71
                                                                                2012          15.94          16.47     285,198.79
                                                                                2013          16.47          15.80     178,187.91
                                                                                2014          15.80          16.32      68,510.66
                                                                                2015          16.32          16.04      16,808.60
                                                                                2016          16.04          16.20       4,129.32
                                                                                2017          16.20          16.47       3,791.21
                                                                                2018          16.47          16.03       2,273.14
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          15.60          24.15     816,662.29
                                                                                2010          24.15          29.00     755,027.85
                                                                                2011          29.00          22.99     555,102.58
                                                                                2012          22.99          26.64     340,259.51
                                                                                2013          26.64          33.52     182,666.67
                                                                                2014          33.52          33.57      87,027.54
                                                                                2015          33.57          33.01      33,540.33
                                                                                2016          33.01          33.05      18,024.45
                                                                                2017          33.05          40.81      14,981.73
                                                                                2018          40.81          35.80      14,137.13
American Funds Growth Investment Division (Class 2)............................ 2009          87.75         116.31     352,893.24
                                                                                2010         116.31         135.38     316,777.93
                                                                                2011         135.38         127.09     232,992.95
                                                                                2012         127.09         146.92     143,824.15
                                                                                2013         146.92         187.46      72,690.23
                                                                                2014         187.46         199.49      40,228.78
                                                                                2015         199.49         209.05      13,267.98
                                                                                2016         209.05         224.47       7,062.47
                                                                                2017         224.47         282.43       6,239.23
                                                                                2018         282.43         276.26       5,310.90
American Funds Growth-Income Investment Division (Class 2 ).................... 2009          66.13          82.55     305,376.46
                                                                                2010          82.55          90.21     291,739.97
                                                                                2011          90.21          86.85     211,540.78
                                                                                2012          86.85         100.06     118,218.96
                                                                                2013         100.06         131.00      62,145.07
                                                                                2014         131.00         142.13      32,269.69
                                                                                2015         142.13         141.42      15,357.17
                                                                                2016         141.42         154.67       8,841.55
                                                                                2017         154.67         185.64       6,354.05
                                                                                2018         185.64         178.78       5,836.84

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                                 1.75 SEPARATE ACCOUNT CHARGE
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.18          10.50       1,506.50
                                                                             2013          10.50          11.47       1,355.73
                                                                             2014          11.47          12.10       1,213.34
                                                                             2015          12.10          11.96           0.00
                                                                             2016          11.96          12.17           0.00
                                                                             2017          12.17          13.59           0.00
                                                                             2018          13.59          12.42           0.00
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2009          13.36          14.77       1,713.92
                                                                             2010          14.77          15.42       5,326.74
                                                                             2011          15.42          16.06       7,836.53
                                                                             2012          16.06          16.60      11,103.36
                                                                             2013          16.60          15.93       4,154.28
                                                                             2014          15.93          16.46       4,185.07
                                                                             2015          16.46          16.19       2,522.50
                                                                             2016          16.19          16.36       1,750.60
                                                                             2017          16.36          16.64       1,996.88
                                                                             2018          16.64          16.21       1,891.31
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2009          15.35          24.29      35,349.27
                                                                             2010          24.29          29.18      36,509.04
                                                                             2011          29.18          23.15      26,183.42
                                                                             2012          23.15          26.84      23,925.81
                                                                             2013          26.84          33.78      15,973.12
                                                                             2014          33.78          33.85      15,270.38
                                                                             2015          33.85          33.30      10,560.64
                                                                             2016          33.30          33.36       9,312.01
                                                                             2017          33.36          41.21       8,285.14
                                                                             2018          41.21          36.17       7,166.22
American Funds Growth Investment Division+ (Class 2)........................ 2009          86.10         117.77      12,310.15
                                                                             2010         117.77         137.15      11,978.25
                                                                             2011         137.15         128.82      10,288.82
                                                                             2012         128.82         148.99       9,372.62
                                                                             2013         148.99         190.19       6,918.31
                                                                             2014         190.19         202.49       6,385.79
                                                                             2015         202.49         212.31       6,200.06
                                                                             2016         212.31         228.08       5,865.48
                                                                             2017         228.08         287.12       5,204.47
                                                                             2018         287.12         280.99       4,885.98
American Funds Growth-Income Investment Division+ (Class 2)................. 2009          64.91          83.59      11,930.37
                                                                             2010          83.59          91.39      11,880.14
                                                                             2011          91.39          88.03      10,850.54
                                                                             2012          88.03         101.47       9,830.68
                                                                             2013         101.47         132.91       8,455.61
                                                                             2014         132.91         144.28       7,322.64
                                                                             2015         144.28         143.62       6,971.00
                                                                             2016         143.62         157.15       6,430.41
                                                                             2017         157.15         188.72       5,750.00
                                                                             2018         188.72         181.84       5,211.18
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.99           8.88      83,052.66
                                                                             2010           8.88           9.79      77,894.11
                                                                             2011           9.79           9.42      76,930.92
                                                                             2012           9.42          10.51       5,279.00
                                                                             2013          10.51          12.24       7,066.48
                                                                             2014          12.24          12.75      10,413.56
                                                                             2015          12.75          12.44       8,965.16
                                                                             2016          12.44          13.18       3,903.70
                                                                             2017          13.18          15.14       9,609.21
                                                                             2018          15.14          14.23       9,603.12
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.34           8.35      97,237.85
                                                                             2010           8.35           9.31     101,542.91
                                                                             2011           9.31           8.72      65,253.51
                                                                             2012           8.72           9.95      64,206.73
                                                                             2013           9.95          12.24      63,466.82
                                                                             2014          12.24          12.79      60,878.93
                                                                             2015          12.79          12.48      57,061.39
                                                                             2016          12.48          13.36      53,352.06
                                                                             2017          13.36          15.93      77,202.15
                                                                             2018          15.93          14.75      50,001.10
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.66           9.29      37,245.58
                                                                             2010           9.29          10.04      39,837.74
                                                                             2011          10.04           9.88      44,954.67
                                                                             2012           9.88          10.76      38,365.83

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.76          12.00      35,221.04
                                                                               2014          12.00          12.52      19,682.86
                                                                               2015          12.52          12.21      19,612.57
                                                                               2016          12.21          12.84      16,537.66
                                                                               2017          12.84          14.25      16,459.35
                                                                               2018          14.25          13.53      14,993.20
AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)............ 2012          11.11          11.49       4,341.85
                                                                               2013          11.49          10.90       4,204.44
                                                                               2014          10.90          11.14       1,105.80
                                                                               2015          11.14           9.90           0.00
                                                                               2016           9.90          10.60           0.00
                                                                               2017          10.60          11.44           0.00
                                                                               2018          11.44          10.53           0.00
Baillie Gifford International Stock Investment Division (Class B)............. 2009          10.06          12.05         266.18
                                                                               2010          12.05          12.65         790.52
                                                                               2011          12.65           9.93       4,102.42
                                                                               2012           9.93          11.65       3,963.75
                                                                               2013          11.65          13.18       3,879.41
                                                                               2014          13.18          12.52       4,046.52
                                                                               2015          12.52          12.03         173.99
                                                                               2016          12.03          12.42         164.68
                                                                               2017          12.42          16.47         155.62
                                                                               2018          16.47          13.40         146.20
BlackRock Bond Income Investment Division (Class B)........................... 2009          42.16          45.24           0.00
                                                                               2010          45.24          48.04         598.77
                                                                               2011          48.04          50.18       1,042.77
                                                                               2012          50.18          52.90       1,069.87
                                                                               2013          52.90          51.46       1,057.68
                                                                               2014          51.46          54.01       1,068.43
                                                                               2015          54.01          53.25         157.98
                                                                               2016          53.25          53.83         162.51
                                                                               2017          53.83          54.93         178.87
                                                                               2018          54.93          53.64         194.31
BlackRock Capital Appreciation Investment Division (Class B).................. 2009          19.01          25.50       4,416.46
                                                                               2010          25.50          29.94       3,363.97
                                                                               2011          29.94          26.72       4,297.62
                                                                               2012          26.72          29.95       3,477.78
                                                                               2013          29.95          39.42       2,585.99
                                                                               2014          39.42          42.08       2,298.35
                                                                               2015          42.08          43.83       2,325.36
                                                                               2016          43.83          43.01       2,287.69
                                                                               2017          43.01          56.45       1,822.11
                                                                               2018          56.45          56.68       1,506.64
BlackRock Capital Appreciation Investment Division (Class B) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class B) and
before that FI Large Cap Investment Division (Class B)) (5/1/2006)............ 2009           9.19           9.56           0.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(4/30/2012)................................................................... 2012           9.93          10.23      24,066.00
                                                                               2013          10.23          11.09       4,040.50
                                                                               2014          11.09          11.54       3,913.57
                                                                               2015          11.54          11.33       3,157.27
                                                                               2016          11.33          11.63       3,025.53
                                                                               2017          11.63          12.95           0.00
                                                                               2018          12.95          11.81           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class B)................. 2009          21.85          21.53           0.00
                                                                               2010          21.53          21.15           0.00
                                                                               2011          21.15          20.79           0.00
                                                                               2012          20.79          20.42           0.00
                                                                               2013          20.42          20.07           0.00
                                                                               2014          20.07          19.72           0.00
                                                                               2015          19.72          19.38           0.00
                                                                               2016          19.38          19.07           0.00
                                                                               2017          19.07          18.85           0.00
                                                                               2018          18.85          18.81           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Aggressive Allocation Investment Division (Class B)) (5/1/2005)....... 2009           7.50           9.69           0.00
                                                                               2010           9.69          11.02           0.16
                                                                               2011          11.02          11.94           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B)................ 2011          11.90          10.17           0.00
                                                                               2012          10.17          11.67           0.00
                                                                               2013          11.67          14.85           0.00
                                                                               2014          14.85          15.33           0.00
                                                                               2015          15.33          14.76           0.00
                                                                               2016          14.76          15.81           0.00

                                                                                       BEGINNING OF                  NUMBER OF
PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II                                          YEAR        END OF YEAR   ACCUMULATION
1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2017          15.81          19.10           0.00
                                                                                2018          19.10          16.88           0.00
Brighthouse Asset Allocation 20 Investment Division (Class B) (5/1/2005)....... 2009           9.41          11.15       4,435.17
                                                                                2010          11.15          12.06       5,075.63
                                                                                2011          12.06          12.24       4,740.14
                                                                                2012          12.24          13.13       4,738.05
                                                                                2013          13.13          13.45       7,222.41
                                                                                2014          13.45          13.81       4,734.33
                                                                                2015          13.81          13.49       6,475.62
                                                                                2016          13.49          13.86       5,601.03
                                                                                2017          13.86          14.56       4,728.75
                                                                                2018          14.56          13.93       4,435.16
Brighthouse Asset Allocation 40 Investment Division (Class B) (5/1/2005)....... 2009           8.95          10.87      39,230.81
                                                                                2010          10.87          11.92      33,827.57
                                                                                2011          11.92          11.83      31,656.67
                                                                                2012          11.83          12.96      35,897.58
                                                                                2013          12.96          14.13      47,826.99
                                                                                2014          14.13          14.57      45,893.40
                                                                                2015          14.57          14.16      35,427.41
                                                                                2016          14.16          14.76      34,138.26
                                                                                2017          14.76          16.05      27,157.47
                                                                                2018          16.05          15.08      26,954.55
Brighthouse Asset Allocation 60 Investment Division (Class B) (5/1/2005)....... 2009           8.47          10.53     126,156.77
                                                                                2010          10.53          11.71     131,067.79
                                                                                2011          11.71          11.35     138,581.05
                                                                                2012          11.35          12.63     145,923.16
                                                                                2013          12.63          14.64     151,323.36
                                                                                2014          14.64          15.12     140,345.65
                                                                                2015          15.12          14.67     134,655.43
                                                                                2016          14.67          15.44     116,859.27
                                                                                2017          15.44          17.40      27,885.62
                                                                                2018          17.40          16.05      15,048.11
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............. 2013          11.42          12.99           0.00
                                                                                2014          12.99          12.92           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (5/1/2005)....... 2009           7.99          10.14      76,595.92
                                                                                2010          10.14          11.43      63,428.61
                                                                                2011          11.43          10.80      52,642.71
                                                                                2012          10.80          12.25      53,414.87
                                                                                2013          12.25          14.96      54,249.98
                                                                                2014          14.96          15.47      59,233.89
                                                                                2015          15.47          14.95      56,021.71
                                                                                2016          14.95          15.88      55,385.75
                                                                                2017          15.88          18.60      67,950.72
                                                                                2018          18.60          16.79      18,725.47
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife
Growth Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)......... 2009           7.01           8.86           0.00
                                                                                2010           8.86           9.58           0.00
                                                                                2011           9.58           9.25           0.00
                                                                                2012           9.25          10.55           0.00
                                                                                2013          10.55          11.35           0.00
Brighthouse Balanced Plus Investment Division (Class B) (4/30/2012)............ 2012           9.96          10.40       1,522.78
                                                                                2013          10.40          11.69      37,846.68
                                                                                2014          11.69          12.59      36,853.54
                                                                                2015          12.59          11.87      37,704.40
                                                                                2016          11.87          12.64      35,614.35
                                                                                2017          12.64          14.70      66,176.10
                                                                                2018          14.70          13.38      16,776.63
Brighthouse/Artisan Mid Cap Value Investment Division (Class B)................ 2009          18.02          25.00           0.00
                                                                                2010          25.00          28.19           0.00
                                                                                2011          28.19          29.50           0.00
                                                                                2012          29.50          32.35           0.00
                                                                                2013          32.35          43.39           0.00
                                                                                2014          43.39          43.35           0.00
                                                                                2015          43.35          38.48           0.00
                                                                                2016          38.48          46.38           0.00
                                                                                2017          46.38          51.29           0.00
                                                                                2018          51.29          43.64           0.00
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (5/2/2011)........................................................... 2011           9.98           9.74           0.00
                                                                                2012           9.74           9.99           0.00
                                                                                2013           9.99           9.93           0.00
                                                                                2014           9.93           9.86           0.00

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015           9.86
                                                                                  2016           9.63
                                                                                  2017           9.76
                                                                                  2018           9.72
Brighthouse/Wellington Balanced Investment Division (Class B).................... 2009          29.92
                                                                                  2010          34.40
                                                                                  2011          36.95
                                                                                  2012          37.62
                                                                                  2013          41.44
                                                                                  2014          48.98
                                                                                  2015          53.08
                                                                                  2016          53.35
                                                                                  2017          55.96
                                                                                  2018          63.16
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................ 2009          21.95
                                                                                  2010          28.40
                                                                                  2011          31.17
                                                                                  2012          29.33
                                                                                  2013          32.45
                                                                                  2014          42.53
                                                                                  2015          46.12
                                                                                  2016          46.29
                                                                                  2017          48.69
                                                                                  2018          56.85
Brighthouse/Wellington Large Cap Research Investment Division (Class B).......... 2009          44.53
                                                                                  2010          52.15
                                                                                  2011          57.63
                                                                                  2012          56.78
                                                                                  2013          63.27
                                                                                  2014          83.49
                                                                                  2015          93.13
                                                                                  2016          95.62
                                                                                  2017         101.74
                                                                                  2018         121.92
Clarion Global Real Estate Investment Division (Class B)......................... 2009           9.22
                                                                                  2010          12.21
                                                                                  2011          13.93
                                                                                  2012          12.92
                                                                                  2013          16.00
                                                                                  2014          16.28
                                                                                  2015          18.12
                                                                                  2016          17.55
                                                                                  2017          17.40
                                                                                  2018          18.94
ClearBridge Aggressive Growth Investment Division (Class B)...................... 2009           4.59
                                                                                  2010           6.00
                                                                                  2011           7.29
                                                                                  2012           7.40
                                                                                  2013           8.62
                                                                                  2014          12.33
                                                                                  2015          14.41
                                                                                  2016          13.59
                                                                                  2017          13.71
                                                                                  2018          15.95
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008)....... 2009          93.15
                                                                                  2010         130.77
                                                                                  2011         140.58
                                                                                  2012         127.72
                                                                                  2013         153.75
                                                                                  2014         194.57
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))............... 2009           4.02
                                                                                  2010           5.45
                                                                                  2011           5.75
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)........................................................... 2012          10.73
                                                                                  2013          10.87
                                                                                  2014          10.20
                                                                                  2015          10.78
                                                                                  2016          10.64



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                          9.63           0.00
                                                                                          9.76           0.00
                                                                                          9.72           0.00
                                                                                          9.59           0.00
Brighthouse/Wellington Balanced Investment Division (Class B)....................        34.40           0.00
                                                                                         36.95           0.00
                                                                                         37.62           0.00
                                                                                         41.44           0.00
                                                                                         48.98           0.00
                                                                                         53.08           0.00
                                                                                         53.35           0.00
                                                                                         55.96           0.00
                                                                                         63.16           0.00
                                                                                         59.57           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................        28.40         490.13
                                                                                         31.17         585.64
                                                                                         29.33         551.92
                                                                                         32.45         490.79
                                                                                         42.53         444.65
                                                                                         46.12         415.28
                                                                                         46.29         396.64
                                                                                         48.69         375.71
                                                                                         56.85         356.91
                                                                                         55.66         332.57
Brighthouse/Wellington Large Cap Research Investment Division (Class B)..........        52.15           0.00
                                                                                         57.63           0.00
                                                                                         56.78           0.00
                                                                                         63.27           0.00
                                                                                         83.49           0.00
                                                                                         93.13           0.00
                                                                                         95.62           0.00
                                                                                        101.74           0.00
                                                                                        121.92           0.00
                                                                                        112.22           0.00
Clarion Global Real Estate Investment Division (Class B).........................        12.21      12,199.75
                                                                                         13.93      10,380.04
                                                                                         12.92       9,389.31
                                                                                         16.00      10,302.57
                                                                                         16.28       9,239.60
                                                                                         18.12       7,332.72
                                                                                         17.55       6,992.43
                                                                                         17.40       5,972.37
                                                                                         18.94       5,096.60
                                                                                         17.00       4,939.77
ClearBridge Aggressive Growth Investment Division (Class B)......................         6.00           0.00
                                                                                          7.29           0.00
                                                                                          7.40           0.00
                                                                                          8.62           0.00
                                                                                         12.33           0.00
                                                                                         14.41       3,424.07
                                                                                         13.59           0.00
                                                                                         13.71           0.00
                                                                                         15.95           0.00
                                                                                         14.57           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008).......       130.77       2,273.93
                                                                                        140.58       2,171.15
                                                                                        127.72       1,703.39
                                                                                        153.75       2,297.07
                                                                                        194.57       1,558.46
                                                                                        202.39           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))...............         5.45           0.00
                                                                                          5.75           0.00
                                                                                          6.11           0.00
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)...........................................................        10.87           0.00
                                                                                         10.20           0.00
                                                                                         10.78           0.00
                                                                                         10.64           0.00
                                                                                         10.59           0.00

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                           1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2017          10.59          10.68           0.00
                                                                             2018          10.68          10.48           0.00
Frontier Mid Cap Growth Investment Division (Class B)....................... 2009          25.05          36.70         146.81
                                                                             2010          36.70          41.47          19.24
                                                                             2011          41.47          39.43          19.30
                                                                             2012          39.43          42.89          18.12
                                                                             2013          42.89          55.81          16.42
                                                                             2014          55.81          60.81          16.16
                                                                             2015          60.81          61.31          14.82
                                                                             2016          61.31          63.36          14.93
                                                                             2017          63.36          77.79          13.80
                                                                             2018          77.79          71.92          12.82
Harris Oakmark International Investment Division (Class B).................. 2009          11.08          16.88         313.50
                                                                             2010          16.88          19.31          96.20
                                                                             2011          19.31          16.27         107.19
                                                                             2012          16.27          20.66         105.71
                                                                             2013          20.66          26.50          83.80
                                                                             2014          26.50          24.53          92.99
                                                                             2015          24.53          23.01         100.86
                                                                             2016          23.01          24.46         102.46
                                                                             2017          24.46          31.36          84.13
                                                                             2018          31.36          23.42          97.06
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04      99,549.16
                                                                             2013           1.04           1.04      13,437.90
                                                                             2014           1.04           1.08      12,026.56
                                                                             2015           1.08           1.02           0.00
                                                                             2016           1.02           1.12      18,023.44
                                                                             2017           1.12           1.21      35,576.90
                                                                             2018           1.21           1.11           0.00
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           9.44          12.41           0.00
                                                                             2010          12.41          15.39           1.47
                                                                             2011          15.39          14.96           0.00
                                                                             2012          14.96          17.38           0.00
                                                                             2013          17.38          23.95           0.00
                                                                             2014          23.95          25.39           0.00
                                                                             2015          25.39          24.53           0.00
                                                                             2016          24.53          26.86           0.00
                                                                             2017          26.86          33.08           0.00
                                                                             2018          33.08          29.56           0.00
Jennison Growth Investment Division (Class B)............................... 2009           3.29           4.51           0.00
                                                                             2010           4.51           4.94           0.00
                                                                             2011           4.94           4.86           0.00
                                                                             2012           4.86           5.52       3,852.78
                                                                             2013           5.52           7.42       3,798.40
                                                                             2014           7.42           7.93       3,749.83
                                                                             2015           7.93           8.61       3,709.07
                                                                             2016           8.61           8.45         607.40
                                                                             2017           8.45          11.38         530.10
                                                                             2018          11.38          11.19         444.71
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)) (5/1/2005).............. 2009           5.35           7.55       7,283.21
                                                                             2010           7.55           8.12       2,756.60
                                                                             2011           8.12           7.87       2,563.09
                                                                             2012           7.87           8.84           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     108,701.06
                                                                             2013           1.04           1.14     100,507.52
                                                                             2014           1.14           1.20      63,928.78
                                                                             2015           1.20           1.19      79,144.78
                                                                             2016           1.19           1.20      74,649.83
                                                                             2017           1.20           1.38      67,360.62
                                                                             2018           1.38           1.25           0.00
JPMorgan Global Active Allocation Investment Division (Class B) (formerly
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014))...................................................... 2014           0.99           1.03           0.00
                                                                             2015           1.03           1.00           0.00
                                                                             2016           1.00           1.01           0.00
                                                                             2017           1.01           1.14           0.00
                                                                             2018           1.14           1.11           0.00
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)...... 2013          14.98          16.42       6,870.02
                                                                             2014          16.42          16.70       6,861.93
                                                                             2015          16.70          16.61       2,491.83
                                                                             2016          16.61          17.10       2,482.31
                                                                             2017          17.10          20.67       2,472.78

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2018          20.67          19.21       2,467.03
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2009           7.96          10.00         374.81
                                                                              2010          10.00          10.99         312.24
                                                                              2011          10.99          11.03       6,926.28
                                                                              2012          11.03          12.19      12,579.99
                                                                              2013          12.19          12.71           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)................... 2009          21.12          26.96           0.00
                                                                              2010          26.96          33.71         103.47
                                                                              2011          33.71          33.23         608.75
                                                                              2012          33.23          37.31         587.41
                                                                              2013          37.31          51.59         470.62
                                                                              2014          51.59          52.47         476.46
                                                                              2015          52.47          50.66           0.00
                                                                              2016          50.66          59.23           0.00
                                                                              2017          59.23          66.91           0.00
                                                                              2018          66.91          58.31           0.00
Loomis Sayles Small Cap Growth Investment Division (Class B)................. 2009           6.29           8.02           0.00
                                                                              2010           8.02          10.35           2.17
                                                                              2011          10.35          10.45           0.00
                                                                              2012          10.45          11.39           0.00
                                                                              2013          11.39          16.61           0.00
                                                                              2014          16.61          16.47           0.00
                                                                              2015          16.47          16.42           0.00
                                                                              2016          16.42          17.11           0.00
                                                                              2017          17.11          21.30           0.00
                                                                              2018          21.30          20.98           0.00
MetLife Aggregate Bond Index Investment Division (Class B)................... 2009          13.88          14.32       3,473.53
                                                                              2010          14.32          14.87       5,654.07
                                                                              2011          14.87          15.68       4,825.32
                                                                              2012          15.68          15.97       4,884.55
                                                                              2013          15.97          15.29       5,155.12
                                                                              2014          15.29          15.85       5,071.41
                                                                              2015          15.85          15.59       4,812.30
                                                                              2016          15.59          15.65       4,622.71
                                                                              2017          15.65          15.83       4,721.28
                                                                              2018          15.83          15.49       4,629.55
MetLife Mid Cap Stock Index Investment Division (Class B).................... 2009          10.08          13.54         308.29
                                                                              2010          13.54          16.77         491.80
                                                                              2011          16.77          16.12         628.91
                                                                              2012          16.12          18.58         641.61
                                                                              2013          18.58          24.26         558.68
                                                                              2014          24.26          26.04         540.55
                                                                              2015          26.04          24.91         518.15
                                                                              2016          24.91          29.41         488.85
                                                                              2017          29.41          33.42         460.03
                                                                              2018          33.42          29.06         442.64
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B)............... 2009           9.18          11.57       1,172.79
                                                                              2010          11.57          12.27       1,485.63
                                                                              2011          12.27          10.53       1,654.64
                                                                              2012          10.53          12.22       1,696.45
                                                                              2013          12.22          14.59       1,579.21
                                                                              2014          14.59          13.44       1,712.95
                                                                              2015          13.44          13.04       1,630.84
                                                                              2016          13.04          12.94       1,742.38
                                                                              2017          12.94          15.84       1,598.93
                                                                              2018          15.84          13.37       1,711.61
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).. 2013           1.07           1.12           0.00
                                                                              2014           1.12           1.20           0.00
                                                                              2015           1.20           1.17           0.00
                                                                              2016           1.17           1.20           0.00
                                                                              2017           1.20           1.36           0.00
                                                                              2018           1.36           1.24           0.00
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B)............ 2009          11.25          13.89         296.58
                                                                              2010          13.89          17.28         263.85
                                                                              2011          17.28          16.25         258.61
                                                                              2012          16.25          18.53         254.59
                                                                              2013          18.53          25.16         220.61
                                                                              2014          25.16          25.91         221.71
                                                                              2015          25.91          24.32         222.43
                                                                              2016          24.32          28.90         202.61
                                                                              2017          28.90          32.49         202.63
                                                                              2018          32.49          28.36         196.40
MetLife Stock Index Investment Division (Class B)............................ 2009          25.77          31.88       2,128.35

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2010          31.88
                                                                                  2011          35.87
                                                                                  2012          35.83
                                                                                  2013          40.63
                                                                                  2014          52.59
                                                                                  2015          58.44
                                                                                  2016          57.95
                                                                                  2017          63.43
                                                                                  2018          75.57
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           9.90
                                                                                  2010          12.80
                                                                                  2011          14.01
                                                                                  2012          12.29
                                                                                  2013          14.10
                                                                                  2014          16.52
                                                                                  2015          15.10
                                                                                  2016          14.58
                                                                                  2017          14.20
                                                                                  2018          17.89
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          32.61
                                                                                  2010          37.90
                                                                                  2011          40.90
                                                                                  2012          41.06
                                                                                  2013          44.90
                                                                                  2014          52.38
                                                                                  2015          55.77
                                                                                  2016          54.59
                                                                                  2017          58.43
                                                                                  2018          64.40
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           8.81
                                                                                  2010          10.44
                                                                                  2011          11.40
                                                                                  2012          11.28
                                                                                  2013          12.89
                                                                                  2014          17.15
                                                                                  2015          18.63
                                                                                  2016          18.24
                                                                                  2017          20.45
                                                                                  2018          23.63
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           9.16
                                                                                  2010          10.00
                                                                                  2011          10.70
                                                                                  2012          10.73
                                                                                  2013          12.02
                                                                                  2014          15.56
                                                                                  2015          16.78
                                                                                  2016          15.47
                                                                                  2017          17.95
                                                                                  2018          18.94
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))................................................... 2009          18.13
                                                                                  2010          21.64
                                                                                  2011          24.30
                                                                                  2012          22.36
                                                                                  2013          25.37
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................ 2009           6.58
                                                                                  2010           8.08
                                                                                  2011           8.81
                                                                                  2012           8.61
                                                                                  2013           9.64
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          12.29
                                                                                  2011          14.24
                                                                                  2012          13.02
                                                                                  2013          13.99
                                                                                  2014          19.11
                                                                                  2015          18.97
                                                                                  2016          17.70
                                                                                  2017          15.92
                                                                                  2018          21.89
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.57
                                                                                  2010          11.25



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         35.87       2,753.76
                                                                                         35.83       2,668.71
                                                                                         40.63       2,458.77
                                                                                         52.59       2,198.25
                                                                                         58.44       2,000.44
                                                                                         57.95       1,768.65
                                                                                         63.43       1,676.95
                                                                                         75.57       1,535.60
                                                                                         70.66       1,400.08
MFS(Reg. TM) Research International Investment Division (Class B)................        12.80           0.00
                                                                                         14.01         132.88
                                                                                         12.29         143.50
                                                                                         14.10         144.16
                                                                                         16.52         134.13
                                                                                         15.10         144.68
                                                                                         14.58         157.16
                                                                                         14.20         161.35
                                                                                         17.89         152.06
                                                                                         15.11         154.66
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        37.90       9,731.12
                                                                                         40.90      10,501.07
                                                                                         41.06       9,867.25
                                                                                         44.90      10,088.62
                                                                                         52.38       9,533.01
                                                                                         55.77       7,688.95
                                                                                         54.59       7,388.67
                                                                                         58.43       6,994.66
                                                                                         64.40       6,384.30
                                                                                         59.60       6,054.72
MFS(Reg. TM) Value Investment Division (Class B).................................        10.44           0.00
                                                                                         11.40           0.00
                                                                                         11.28           0.00
                                                                                         12.89           0.00
                                                                                         17.15           0.00
                                                                                         18.63           0.00
                                                                                         18.24           0.00
                                                                                         20.45           0.00
                                                                                         23.63           0.00
                                                                                         20.84         228.67
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................        10.00           0.00
                                                                                         10.70       1,086.14
                                                                                         10.73       1,781.60
                                                                                         12.02       1,672.12
                                                                                         15.56       1,353.08
                                                                                         16.78       1,314.98
                                                                                         15.47         296.81
                                                                                         17.95         279.99
                                                                                         18.94         284.60
                                                                                         18.24           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))...................................................        21.64           0.00
                                                                                         24.30           0.00
                                                                                         22.36           0.00
                                                                                         25.37           0.00
                                                                                         27.90           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................         8.08         971.40
                                                                                          8.81       2,263.87
                                                                                          8.61       1,721.37
                                                                                          9.64       1,694.88
                                                                                         10.55           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        14.24           0.00
                                                                                         13.02           0.00
                                                                                         13.99           0.00
                                                                                         19.11           0.00
                                                                                         18.97           0.00
                                                                                         17.70           0.00
                                                                                         15.92           0.00
                                                                                         21.89           0.00
                                                                                         23.70           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.25         465.88
                                                                                         12.17           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Neuberger Berman Genesis Investment Division (Class B)........................ 2009          11.91          13.20           0.00
                                                                               2010          13.20          15.74           0.00
                                                                               2011          15.74          16.32           0.00
                                                                               2012          16.32          17.60           0.00
                                                                               2013          17.60          23.90           0.00
                                                                               2014          23.90          23.42           0.00
                                                                               2015          23.42          23.10           0.00
                                                                               2016          23.10          26.87           0.00
                                                                               2017          26.87          30.50           0.00
                                                                               2018          30.50          27.88           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................ 2009           9.30          12.50           0.00
                                                                               2010          12.50          15.09           0.00
                                                                               2011          15.09          14.04           0.00
                                                                               2012          14.04          14.53           0.00
                                                                               2013          14.53          15.74           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2009           6.55           8.54         456.53
                                                                               2010           8.54           9.03         462.29
                                                                               2011           9.03           8.26         456.54
                                                                               2012           8.26           9.92         456.54
                                                                               2013           9.92          10.54           0.00
Oppenheimer Global Equity Investment Division* (Class B)...................... 2009          11.37          15.62           0.00
                                                                               2010          15.62          17.80           0.00
                                                                               2011          17.80          16.02           0.00
                                                                               2012          16.02          19.07           0.00
                                                                               2013          19.07          23.82           0.00
                                                                               2014          23.82          23.91           0.00
                                                                               2015          23.91          24.42           0.00
                                                                               2016          24.42          24.05           0.00
                                                                               2017          24.05          32.32           0.00
                                                                               2018          32.32          27.58           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).... 2014           0.99           1.03           0.00
                                                                               2015           1.03           0.95           0.00
                                                                               2016           0.95           1.04      18,306.99
                                                                               2017           1.04           1.15           0.00
                                                                               2018           1.15           1.05           0.00
PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006)....... 2009          10.91          12.66      22,705.90
                                                                               2010          12.66          13.41      27,018.22
                                                                               2011          13.41          14.64      21,343.65
                                                                               2012          14.64          15.70      33,607.84
                                                                               2013          15.70          14.00      21,344.16
                                                                               2014          14.00          14.15      20,065.63
                                                                               2015          14.15          13.47      11,895.89
                                                                               2016          13.47          13.90       5,818.52
                                                                               2017          13.90          14.13       4,028.55
                                                                               2018          14.13          13.55       6,032.55
PIMCO Total Return Investment Division (Class B).............................. 2009          12.83          14.88         915.08
                                                                               2010          14.88          15.82       2,111.02
                                                                               2011          15.82          16.04       6,503.40
                                                                               2012          16.04          17.22      11,959.43
                                                                               2013          17.22          16.60      12,729.72
                                                                               2014          16.60          16.99      12,930.82
                                                                               2015          16.99          16.70       7,033.82
                                                                               2016          16.70          16.84       1,850.52
                                                                               2017          16.84          17.29       1,895.63
                                                                               2018          17.29          16.95       1,903.99
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06           0.00
                                                                               2013           1.06           1.15           0.00
                                                                               2014           1.15           1.22           0.00
                                                                               2015           1.22           1.18           0.00
                                                                               2016           1.18           1.23           0.00
                                                                               2017           1.23           1.38           0.00
                                                                               2018           1.38           1.23           0.00
Schroders Global Multi-Asset Investment Division (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.72           0.00
                                                                               2014          10.72          11.45           0.00
                                                                               2015          11.45          11.11           0.00
                                                                               2016          11.11          11.41           0.00
                                                                               2017          11.41          13.06      20,965.02
                                                                               2018          13.06          12.48           0.00
SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)........... 2009           8.47          10.39           0.00
                                                                               2010          10.39          11.46      33,962.01
                                                                               2011          11.46          11.39      33,740.63

                                     PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                          1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                  BEGINNING OF                   NUMBER OF
                                                                                      YEAR        END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                          2012          11.39          12.62      16,670.59
                                                                          2013          12.62          14.01      15,572.50
                                                                          2014          14.01          14.57      14,546.12
                                                                          2015          14.57          14.03       3,682.14
                                                                          2016          14.03          14.59       3,644.52
                                                                          2017          14.59          16.61       3,611.22
                                                                          2018          16.61          15.26       3,526.29
SSGA Growth ETF Investment Division (Class B) (5/1/2006)................. 2009           7.76           9.85           0.00
                                                                          2010           9.85          11.05           1.14
                                                                          2011          11.05          10.63       7,294.04
                                                                          2012          10.63          12.01       7,265.68
                                                                          2013          12.01          13.94       7,240.24
                                                                          2014          13.94          14.43           0.00
                                                                          2015          14.43          13.86           0.00
                                                                          2016          13.86          14.55           0.00
                                                                          2017          14.55          17.11           0.00
                                                                          2018          17.11          15.34       1,644.31
T. Rowe Price Large Cap Growth Investment Division (Class B)............. 2009           8.38          11.79           0.00
                                                                          2010          11.79          13.52           0.00
                                                                          2011          13.52          13.11           0.00
                                                                          2012          13.11          15.29           0.00
                                                                          2013          15.29          20.85       1,499.42
                                                                          2014          20.85          22.30       1,418.34
                                                                          2015          22.30          24.21         314.98
                                                                          2016          24.21          24.16         313.12
                                                                          2017          24.16          31.69         311.47
                                                                          2018          31.69          30.78         309.92
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................ 2009           3.41           5.32      12,789.87
                                                                          2010           5.32           6.68      12,780.84
                                                                          2011           6.68           5.92      16,042.85
                                                                          2012           5.92           6.52       4,031.03
                                                                          2013           6.52           6.81           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............... 2009           5.64           8.06           0.00
                                                                          2010           8.06          10.12         340.35
                                                                          2011          10.12           9.78       2,008.40
                                                                          2012           9.78          10.93       1,962.07
                                                                          2013          10.93          14.67       1,662.19
                                                                          2014          14.67          16.25       1,532.25
                                                                          2015          16.25          17.04           0.00
                                                                          2016          17.04          17.78           0.00
                                                                          2017          17.78          21.80           0.00
                                                                          2018          21.80          20.95           0.00
T. Rowe Price Small Cap Growth Investment Division (Class B)............. 2009           9.58          13.05           0.00
                                                                          2010          13.05          17.27           0.00
                                                                          2011          17.27          17.22         213.99
                                                                          2012          17.22          19.61         282.56
                                                                          2013          19.61          27.78         281.16
                                                                          2014          27.78          29.11         279.88
                                                                          2015          29.11          29.31         278.72
                                                                          2016          29.31          32.11         277.07
                                                                          2017          32.11          38.67         275.61
                                                                          2018          38.67          35.42         274.24
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Neuberger Berman Mid Cap Value Investment Division (Class B))............ 2009          13.32          19.34         137.79
                                                                          2010          19.34          23.96          35.07
                                                                          2011          23.96          21.97         365.37
                                                                          2012          21.97          24.27           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)............. 2012          24.15          24.77         471.72
                                                                          2013          24.77          31.72         465.89
                                                                          2014          31.72          34.18         463.04
                                                                          2015          34.18          30.57         462.02
                                                                          2016          30.57          34.69         459.99
                                                                          2017          34.69          37.32         457.18
                                                                          2018          37.32          32.95         454.09
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)....................................................... 2009          16.82          21.80         973.25
                                                                          2010          21.80          24.09         942.11
                                                                          2011          24.09          25.05         906.07
                                                                          2012          25.05          27.39         551.99
                                                                          2013          27.39          27.14         519.86
                                                                          2014          27.14          28.08         492.81
                                                                          2015          28.08          27.04         467.77
                                                                          2016          27.04          28.78         899.75

                                    PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                         1.75 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2017          28.78          30.53         854.51
                                                                         2018          30.53          28.79         808.69
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))..................................................... 2009          14.76          19.85         771.80
                                                                         2010          19.85          22.03         759.32
                                                                         2011          22.03          22.61         708.18
                                                                         2012          22.61          25.10       4,115.14
                                                                         2013          25.10          26.63       4,070.82
                                                                         2014          26.63          27.43       4,035.86
                                                                         2015          27.43          26.37       3,960.01
                                                                         2016          26.37          27.14           0.00
Western Asset Management U.S. Government Investment Division (Class B).. 2009          15.48          15.84       2,228.64
                                                                         2010          15.84          16.42       2,183.04
                                                                         2011          16.42          16.98       2,158.89
                                                                         2012          16.98          17.19       1,667.60
                                                                         2013          17.19          16.74       1,608.68
                                                                         2014          16.74          16.87       1,543.13
                                                                         2015          16.87          16.63         837.95
                                                                         2016          16.63          16.51         800.71
                                                                         2017          16.51          16.49         764.65
                                                                         2018          16.49          16.32         729.14





                                                                                         AT 2.00 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2009          13.18          14.58       1,257.47
                                                                                2010          14.58          15.21       1,177.60
                                                                                2011          15.21          15.82       1,096.61
                                                                                2012          15.82          16.34         997.21
                                                                                2013          16.34          15.67         922.71
                                                                                2014          15.67          16.17         867.40
                                                                                2015          16.17          15.90         821.85
                                                                                2016          15.90          16.04         777.89
                                                                                2017          16.04          16.30         735.07
                                                                                2018          16.30          15.86         690.57
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          15.51          24.01         217.56
                                                                                2010          24.01          28.81           1.01
                                                                                2011          28.81          22.83           0.00
                                                                                2012          22.83          26.45           0.00
                                                                                2013          26.45          33.26           0.00
                                                                                2014          33.26          33.29           0.00
                                                                                2015          33.29          32.72           0.00
                                                                                2016          32.72          32.74           0.00
                                                                                2017          32.74          40.41           0.00
                                                                                2018          40.41          35.43           0.00
American Funds Growth Investment Division (Class 2)............................ 2009          86.66         114.82           0.00
                                                                                2010         114.82         133.57           0.00
                                                                                2011         133.57         125.33           0.00
                                                                                2012         125.33         144.81           0.00
                                                                                2013         144.81         184.68           0.00
                                                                                2014         184.68         196.43           0.00
                                                                                2015         196.43         205.74           0.00
                                                                                2016         205.74         220.80           0.00
                                                                                2017         220.80         277.68           0.00
                                                                                2018         277.68         271.48           0.00
American Funds Growth-Income Investment Division (Class 2 ).................... 2009          65.31          81.49         177.65
                                                                                2010          81.49          89.01         165.64
                                                                                2011          89.01          85.65         239.51
                                                                                2012          85.65          98.62         252.18
                                                                                2013          98.62         129.06         240.32
                                                                                2014         129.06         139.95         231.77
                                                                                2015         139.95         139.18         225.01
                                                                                2016         139.18         152.14         218.24
                                                                                2017         152.14         182.52         211.72
                                                                                2018         182.52         175.69         205.02

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                                 1.85 SEPARATE ACCOUNT CHARGE
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.17          10.48      36,328.12
                                                                             2013          10.48          11.44      37,078.47
                                                                             2014          11.44          12.05      33,782.69
                                                                             2015          12.05          11.90      26,222.81
                                                                             2016          11.90          12.10      22,239.61
                                                                             2017          12.10          13.50      15,020.04
                                                                             2018          13.50          12.33      11,458.29
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2009          13.21          14.58       5,861.01
                                                                             2010          14.58          15.21      11,666.92
                                                                             2011          15.21          15.82       6,677.55
                                                                             2012          15.82          16.34       6,740.41
                                                                             2013          16.34          15.67       6,364.76
                                                                             2014          15.67          16.17       6,343.69
                                                                             2015          16.17          15.89       5,352.49
                                                                             2016          15.89          16.04       5,462.39
                                                                             2017          16.04          16.30       5,590.05
                                                                             2018          16.30          15.86       4,518.72
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2009          15.18          24.01      55,245.60
                                                                             2010          24.01          28.81      65,640.24
                                                                             2011          28.81          22.83      52,057.82
                                                                             2012          22.83          26.45      49,747.37
                                                                             2013          26.45          33.26      47,742.34
                                                                             2014          33.26          33.29      44,505.32
                                                                             2015          33.29          32.72      37,172.46
                                                                             2016          32.72          32.74      36,297.65
                                                                             2017          32.74          40.41      33,321.95
                                                                             2018          40.41          35.43      32,707.74
American Funds Growth Investment Division+ (Class 2)........................ 2009          83.98         114.76      13,657.62
                                                                             2010         114.76         133.51      17,941.24
                                                                             2011         133.51         125.27      13,126.35
                                                                             2012         125.27         144.74      12,739.62
                                                                             2013         144.74         184.59      11,411.71
                                                                             2014         184.59         196.33       9,939.11
                                                                             2015         196.33         205.64       8,695.37
                                                                             2016         205.64         220.69       8,182.01
                                                                             2017         220.69         277.54       7,236.34
                                                                             2018         277.54         271.34       6,825.30
American Funds Growth-Income Investment Division+ (Class 2)................. 2009          63.31          81.45      12,956.38
                                                                             2010          81.45          88.96      18,114.74
                                                                             2011          88.96          85.61      14,345.28
                                                                             2012          85.61          98.57      13,169.67
                                                                             2013          98.57         128.99      11,922.99
                                                                             2014         128.99         139.89      10,948.43
                                                                             2015         139.89         139.11       8,832.96
                                                                             2016         139.11         152.07       7,998.43
                                                                             2017         152.07         182.43       7,556.05
                                                                             2018         182.43         175.60       6,417.88
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.98           8.87      41,711.76
                                                                             2010           8.87           9.77      92,828.41
                                                                             2011           9.77           9.38     107,643.05
                                                                             2012           9.38          10.46      93,625.56
                                                                             2013          10.46          12.17     102,691.85
                                                                             2014          12.17          12.67     101,407.49
                                                                             2015          12.67          12.35      77,647.95
                                                                             2016          12.35          13.07      65,067.84
                                                                             2017          13.07          14.99      94,468.04
                                                                             2018          14.99          14.08     116,016.69
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.34           8.34     276,752.11
                                                                             2010           8.34           9.29     280,633.32
                                                                             2011           9.29           8.69     227,683.77
                                                                             2012           8.69           9.91     128,836.99
                                                                             2013           9.91          12.17     125,164.05
                                                                             2014          12.17          12.71     120,012.58
                                                                             2015          12.71          12.38      85,871.48
                                                                             2016          12.38          13.24      80,339.13
                                                                             2017          13.24          15.78      96,780.17
                                                                             2018          15.78          14.59      94,840.13
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.66           9.28      72,355.31
                                                                             2010           9.28          10.01     112,893.27
                                                                             2011          10.01           9.84     147,367.31
                                                                             2012           9.84          10.71     213,362.17

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.71          11.94     249,483.31
                                                                               2014          11.94          12.43     198,580.31
                                                                               2015          12.43          12.12     166,978.35
                                                                               2016          12.12          12.73     135,241.23
                                                                               2017          12.73          14.12     118,329.53
                                                                               2018          14.12          13.38      70,564.60
AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)............ 2012          11.10          11.47      39,211.34
                                                                               2013          11.47          10.88      40,591.22
                                                                               2014          10.88          11.10      40,042.72
                                                                               2015          11.10           9.86      37,273.07
                                                                               2016           9.86          10.54      17,004.70
                                                                               2017          10.54          11.36      13,079.71
                                                                               2018          11.36          10.45      12,235.60
Baillie Gifford International Stock Investment Division (Class B)............. 2009           9.88          11.83      66,649.39
                                                                               2010          11.83          12.41      60,839.58
                                                                               2011          12.41           9.73      59,636.67
                                                                               2012           9.73          11.40      57,539.03
                                                                               2013          11.40          12.88      53,025.11
                                                                               2014          12.88          12.22      50,568.75
                                                                               2015          12.22          11.74      47,958.17
                                                                               2016          11.74          12.11      31,676.46
                                                                               2017          12.11          16.03      16,645.56
                                                                               2018          16.03          13.03      14,025.90
BlackRock Bond Income Investment Division (Class B)........................... 2009          41.11          44.06      32,834.42
                                                                               2010          44.06          46.74      30,160.60
                                                                               2011          46.74          48.78      26,212.18
                                                                               2012          48.78          51.37      26,074.81
                                                                               2013          51.37          49.92      32,685.99
                                                                               2014          49.92          52.34      30,114.27
                                                                               2015          52.34          51.56      27,152.56
                                                                               2016          51.56          52.06      22,826.65
                                                                               2017          52.06          53.08      19,904.69
                                                                               2018          53.08          51.78      16,292.30
BlackRock Capital Appreciation Investment Division (Class B).................. 2009          18.74          25.12      58,160.77
                                                                               2010          25.12          29.46      54,177.76
                                                                               2011          29.46          26.27      56,007.83
                                                                               2012          26.27          29.41      52,734.20
                                                                               2013          29.41          38.67      51,250.94
                                                                               2014          38.67          41.24      51,704.17
                                                                               2015          41.24          42.91      49,331.56
                                                                               2016          42.91          42.06      41,649.48
                                                                               2017          42.06          55.16      33,892.34
                                                                               2018          55.16          55.32      32,253.62
BlackRock Capital Appreciation Investment Division (Class B) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class B) and
before that FI Large Cap Investment Division (Class B)) (5/1/2006)............ 2009           9.07           9.44           0.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(4/30/2012)................................................................... 2012           9.92          10.21      28,540.25
                                                                               2013          10.21          11.06      31,361.72
                                                                               2014          11.06          11.50      27,373.49
                                                                               2015          11.50          11.28      26,634.34
                                                                               2016          11.28          11.56      23,957.70
                                                                               2017          11.56          12.86      19,594.57
                                                                               2018          12.86          11.72      16,641.43
BlackRock Ultra-Short Term Bond Investment Division (Class B)................. 2009          21.30          20.97      16,458.29
                                                                               2010          20.97          20.58      16,147.09
                                                                               2011          20.58          20.21      15,023.94
                                                                               2012          20.21          19.83      19,766.44
                                                                               2013          19.83          19.47      19,316.56
                                                                               2014          19.47          19.11      17,272.15
                                                                               2015          19.11          18.76      17,876.25
                                                                               2016          18.76          18.44      13,560.26
                                                                               2017          18.44          18.22      14,942.13
                                                                               2018          18.22          18.16      18,779.38
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Aggressive Allocation Investment Division (Class B)) (5/1/2005)....... 2009           7.47           9.65      39,251.30
                                                                               2010           9.65          10.96      36,046.40
                                                                               2011          10.96          11.87           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B)................ 2011          11.83          10.10      39,482.38
                                                                               2012          10.10          11.58      72,090.65
                                                                               2013          11.58          14.72      44,494.09
                                                                               2014          14.72          15.18      28,881.04
                                                                               2015          15.18          14.61      37,254.83
                                                                               2016          14.61          15.63      20,172.61

                                                                                       BEGINNING OF                  NUMBER OF
PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II                                          YEAR        END OF YEAR   ACCUMULATION
1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2017          15.63          18.86      17,062.88
                                                                                2018          18.86          16.65      12,961.57
Brighthouse Asset Allocation 20 Investment Division (Class B) (5/1/2005)....... 2009           9.38          11.10     295,834.39
                                                                                2010          11.10          11.99     364,185.87
                                                                                2011          11.99          12.15     247,274.72
                                                                                2012          12.15          13.03     242,659.02
                                                                                2013          13.03          13.33     203,826.24
                                                                                2014          13.33          13.68     147,937.44
                                                                                2015          13.68          13.35     142,469.20
                                                                                2016          13.35          13.70     126,856.70
                                                                                2017          13.70          14.38      97,529.14
                                                                                2018          14.38          13.74      91,723.73
Brighthouse Asset Allocation 40 Investment Division (Class B) (5/1/2005)....... 2009           8.91          10.82     689,464.20
                                                                                2010          10.82          11.85     679,504.66
                                                                                2011          11.85          11.76     689,434.95
                                                                                2012          11.76          12.86     593,410.80
                                                                                2013          12.86          14.01     556,247.17
                                                                                2014          14.01          14.43     572,208.09
                                                                                2015          14.43          14.01     537,052.47
                                                                                2016          14.01          14.59     486,268.59
                                                                                2017          14.59          15.85     376,774.54
                                                                                2018          15.85          14.87     348,084.49
Brighthouse Asset Allocation 60 Investment Division (Class B) (5/1/2005)....... 2009           8.44          10.48     898,480.54
                                                                                2010          10.48          11.64     871,178.91
                                                                                2011          11.64          11.28     790,039.66
                                                                                2012          11.28          12.53     727,626.16
                                                                                2013          12.53          14.52     711,546.34
                                                                                2014          14.52          14.97     669,450.61
                                                                                2015          14.97          14.51     586,585.54
                                                                                2016          14.51          15.26     545,854.52
                                                                                2017          15.26          17.18     595,798.51
                                                                                2018          17.18          15.83     520,889.65
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............. 2013          11.36          12.92      17,107.02
                                                                                2014          12.92          12.85           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (5/1/2005)....... 2009           7.96          10.09     828,754.44
                                                                                2010          10.09          11.36     747,994.99
                                                                                2011          11.36          10.73     607,712.81
                                                                                2012          10.73          12.16     556,135.75
                                                                                2013          12.16          14.83     569,978.87
                                                                                2014          14.83          15.32     540,955.10
                                                                                2015          15.32          14.79     510,781.58
                                                                                2016          14.79          15.70     470,598.51
                                                                                2017          15.70          18.37     369,161.57
                                                                                2018          18.37          16.56     348,460.83
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife
Growth Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)......... 2009           7.01           8.84      29,159.66
                                                                                2010           8.84           9.55      30,054.79
                                                                                2011           9.55           9.21      39,217.91
                                                                                2012           9.21          10.50      24,558.71
                                                                                2013          10.50          11.29           0.00
Brighthouse Balanced Plus Investment Division (Class B) (4/30/2012)............ 2012           9.95          10.38      37,065.88
                                                                                2013          10.38          11.66      48,363.40
                                                                                2014          11.66          12.55      80,075.64
                                                                                2015          12.55          11.81      66,080.20
                                                                                2016          11.81          12.57      47,913.76
                                                                                2017          12.57          14.60      63,887.22
                                                                                2018          14.60          13.27      62,669.81
Brighthouse/Artisan Mid Cap Value Investment Division (Class B)................ 2009          17.74          24.58      33,716.72
                                                                                2010          24.58          27.70      28,757.43
                                                                                2011          27.70          28.96      28,001.57
                                                                                2012          28.96          31.71      27,528.89
                                                                                2013          31.71          42.50      26,511.71
                                                                                2014          42.50          42.42      23,985.78
                                                                                2015          42.42          37.62      22,010.73
                                                                                2016          37.62          45.29      21,291.68
                                                                                2017          45.29          50.04      22,141.45
                                                                                2018          50.04          42.53      20,215.35
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (5/2/2011)........................................................... 2011           9.98           9.73           0.00
                                                                                2012           9.73           9.97         205.51
                                                                                2013           9.97           9.90         992.86
                                                                                2014           9.90           9.83       3,311.41

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015           9.83
                                                                                  2016           9.59
                                                                                  2017           9.70
                                                                                  2018           9.65
Brighthouse/Wellington Balanced Investment Division (Class B).................... 2009          29.26
                                                                                  2010          33.60
                                                                                  2011          36.06
                                                                                  2012          36.67
                                                                                  2013          40.35
                                                                                  2014          47.65
                                                                                  2015          51.58
                                                                                  2016          51.80
                                                                                  2017          54.28
                                                                                  2018          61.20
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................ 2009          21.64
                                                                                  2010          27.97
                                                                                  2011          30.67
                                                                                  2012          28.83
                                                                                  2013          31.87
                                                                                  2014          41.72
                                                                                  2015          45.20
                                                                                  2016          45.32
                                                                                  2017          47.63
                                                                                  2018          55.55
Brighthouse/Wellington Large Cap Research Investment Division (Class B).......... 2009          43.40
                                                                                  2010          50.79
                                                                                  2011          56.07
                                                                                  2012          55.18
                                                                                  2013          61.43
                                                                                  2014          80.98
                                                                                  2015          90.24
                                                                                  2016          92.56
                                                                                  2017          98.39
                                                                                  2018         117.78
Clarion Global Real Estate Investment Division (Class B)......................... 2009           9.18
                                                                                  2010          12.14
                                                                                  2011          13.83
                                                                                  2012          12.82
                                                                                  2013          15.86
                                                                                  2014          16.12
                                                                                  2015          17.92
                                                                                  2016          17.35
                                                                                  2017          17.18
                                                                                  2018          18.68
ClearBridge Aggressive Growth Investment Division (Class B)...................... 2009           4.55
                                                                                  2010           5.94
                                                                                  2011           7.22
                                                                                  2012           7.32
                                                                                  2013           8.52
                                                                                  2014          12.18
                                                                                  2015          14.21
                                                                                  2016          13.39
                                                                                  2017          13.49
                                                                                  2018          15.69
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008)....... 2009          90.69
                                                                                  2010         127.18
                                                                                  2011         136.59
                                                                                  2012         123.97
                                                                                  2013         149.09
                                                                                  2014         188.48
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))............... 2009           3.98
                                                                                  2010           5.39
                                                                                  2011           5.68
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)........................................................... 2012          10.72
                                                                                  2013          10.85
                                                                                  2014          10.17
                                                                                  2015          10.74
                                                                                  2016          10.59



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                          9.59         323.58
                                                                                          9.70       7,338.42
                                                                                          9.65       6,833.11
                                                                                          9.52       6,716.70
Brighthouse/Wellington Balanced Investment Division (Class B)....................        33.60      51,123.51
                                                                                         36.06      44,881.28
                                                                                         36.67      43,761.65
                                                                                         40.35      41,324.80
                                                                                         47.65      39,425.04
                                                                                         51.58      38,796.75
                                                                                         51.80      38,918.00
                                                                                         54.28      33,310.27
                                                                                         61.20      30,273.27
                                                                                         57.67      29,406.46
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................        27.97      97,797.37
                                                                                         30.67      89,448.02
                                                                                         28.83      82,194.53
                                                                                         31.87      73,473.62
                                                                                         41.72      65,551.07
                                                                                         45.20      57,204.83
                                                                                         45.32      46,585.88
                                                                                         47.63      43,078.66
                                                                                         55.55      38,260.52
                                                                                         54.33      32,198.90
Brighthouse/Wellington Large Cap Research Investment Division (Class B)..........        50.79      15,111.61
                                                                                         56.07      14,612.40
                                                                                         55.18      16,081.92
                                                                                         61.43      13,953.73
                                                                                         80.98      13,188.78
                                                                                         90.24      11,552.34
                                                                                         92.56      10,599.83
                                                                                         98.39       5,726.81
                                                                                        117.78       1,768.39
                                                                                        108.30       1,397.76
Clarion Global Real Estate Investment Division (Class B).........................        12.14     165,693.92
                                                                                         13.83     161,281.40
                                                                                         12.82     149,165.50
                                                                                         15.86     146,882.24
                                                                                         16.12     134,540.85
                                                                                         17.92     122,584.89
                                                                                         17.35     110,758.33
                                                                                         17.18      94,322.15
                                                                                         18.68      76,858.71
                                                                                         16.75      68,372.70
ClearBridge Aggressive Growth Investment Division (Class B)......................         5.94      19,270.69
                                                                                          7.22      17,724.75
                                                                                          7.32      59,353.57
                                                                                          8.52      55,868.42
                                                                                         12.18      73,458.68
                                                                                         14.21     161,178.39
                                                                                         13.39     152,577.87
                                                                                         13.49     118,668.07
                                                                                         15.69      83,291.96
                                                                                         14.31      72,793.66
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008).......       127.18      14,767.01
                                                                                        136.59      11,694.97
                                                                                        123.97      11,927.68
                                                                                        149.09      12,613.41
                                                                                        188.48      11,531.14
                                                                                        195.99           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))...............         5.39      19,028.01
                                                                                          5.68      20,168.70
                                                                                          6.04           0.00
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)...........................................................        10.85       9,190.40
                                                                                         10.17       7,444.31
                                                                                         10.74       8,952.73
                                                                                         10.59      10,356.36
                                                                                         10.53      14,849.80

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                           1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2017          10.53          10.61      10,019.13
                                                                             2018          10.61          10.40         878.21
Frontier Mid Cap Growth Investment Division (Class B)....................... 2009          24.54          35.91      13,307.36
                                                                             2010          35.91          40.54      11,876.42
                                                                             2011          40.54          38.51      13,552.42
                                                                             2012          38.51          41.84      13,915.50
                                                                             2013          41.84          54.40      12,698.09
                                                                             2014          54.40          59.21      12,023.96
                                                                             2015          59.21          59.64      12,015.34
                                                                             2016          59.64          61.56      11,545.56
                                                                             2017          61.56          75.51      11,062.88
                                                                             2018          75.51          69.74      10,416.45
Harris Oakmark International Investment Division (Class B).................. 2009          11.00          16.74     116,903.41
                                                                             2010          16.74          19.13     105,318.31
                                                                             2011          19.13          16.10     102,662.39
                                                                             2012          16.10          20.43      94,226.71
                                                                             2013          20.43          26.17      90,434.52
                                                                             2014          26.17          24.21      89,997.29
                                                                             2015          24.21          22.69      82,919.83
                                                                             2016          22.69          24.09      77,895.93
                                                                             2017          24.09          30.85      63,277.56
                                                                             2018          30.85          23.02      54,282.81
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04      65,357.54
                                                                             2013           1.04           1.04     154,387.27
                                                                             2014           1.04           1.08     190,261.19
                                                                             2015           1.08           1.01     130,117.94
                                                                             2016           1.01           1.11      65,004.97
                                                                             2017           1.11           1.20      71,715.99
                                                                             2018           1.20           1.10     112,073.93
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           9.37          12.31      12,098.13
                                                                             2010          12.31          15.25       9,542.78
                                                                             2011          15.25          14.81       5,897.91
                                                                             2012          14.81          17.19      10,910.86
                                                                             2013          17.19          23.66      14,017.03
                                                                             2014          23.66          25.06      12,717.74
                                                                             2015          25.06          24.18      12,652.33
                                                                             2016          24.18          26.45      10,977.23
                                                                             2017          26.45          32.55      11,360.43
                                                                             2018          32.55          29.05       9,046.00
Jennison Growth Investment Division (Class B)............................... 2009           3.26           4.47     136,366.99
                                                                             2010           4.47           4.88     131,867.06
                                                                             2011           4.88           4.81     145,128.63
                                                                             2012           4.81           5.45     223,064.91
                                                                             2013           5.45           7.32     194,249.24
                                                                             2014           7.32           7.81     183,490.96
                                                                             2015           7.81           8.48     162,703.56
                                                                             2016           8.48           8.31     101,162.99
                                                                             2017           8.31          11.18      40,158.54
                                                                             2018          11.18          10.99      31,204.28
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)) (5/1/2005).............. 2009           5.30           7.49      74,156.09
                                                                             2010           7.49           8.04      66,802.35
                                                                             2011           8.04           7.78      61,198.61
                                                                             2012           7.78           8.74           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     273,154.35
                                                                             2013           1.04           1.14     279,535.64
                                                                             2014           1.14           1.19     359,246.17
                                                                             2015           1.19           1.18     354,708.13
                                                                             2016           1.18           1.19     397,412.19
                                                                             2017           1.19           1.37     119,436.79
                                                                             2018           1.37           1.25     123,366.76
JPMorgan Global Active Allocation Investment Division (Class B) (formerly
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014))...................................................... 2014           0.99           1.03           0.00
                                                                             2015           1.03           1.00      10,245.70
                                                                             2016           1.00           1.00      22,308.59
                                                                             2017           1.00           1.14      21,427.12
                                                                             2018           1.14           1.11           0.00
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)...... 2013          14.87          16.30      26,218.96
                                                                             2014          16.30          16.55      24,495.57
                                                                             2015          16.55          16.45      25,802.29
                                                                             2016          16.45          16.92      21,557.26
                                                                             2017          16.92          20.43      20,512.20

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2018          20.43          18.97      16,089.81
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2009           7.96           9.99      25,571.42
                                                                              2010           9.99          10.96      33,936.61
                                                                              2011          10.96          10.99      51,071.83
                                                                              2012          10.99          12.14      28,965.53
                                                                              2013          12.14          12.65           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)................... 2009          20.81          26.54      27,410.24
                                                                              2010          26.54          33.15      22,587.22
                                                                              2011          33.15          32.65      19,405.16
                                                                              2012          32.65          36.62      15,491.86
                                                                              2013          36.62          50.58      19,129.27
                                                                              2014          50.58          51.39      18,790.82
                                                                              2015          51.39          49.57      15,286.77
                                                                              2016          49.57          57.90      14,162.87
                                                                              2017          57.90          65.34      13,335.13
                                                                              2018          65.34          56.89      12,531.58
Loomis Sayles Small Cap Growth Investment Division (Class B)................. 2009           6.24           7.95      42,536.27
                                                                              2010           7.95          10.25      38,830.05
                                                                              2011          10.25          10.34      37,833.86
                                                                              2012          10.34          11.26      36,932.42
                                                                              2013          11.26          16.40      34,517.78
                                                                              2014          16.40          16.25      29,735.17
                                                                              2015          16.25          16.18      24,643.93
                                                                              2016          16.18          16.84      14,253.46
                                                                              2017          16.84          20.95       5,661.90
                                                                              2018          20.95          20.62       2,041.78
MetLife Aggregate Bond Index Investment Division (Class B)................... 2009          13.74          14.16     270,397.68
                                                                              2010          14.16          14.69     274,320.10
                                                                              2011          14.69          15.48     292,326.64
                                                                              2012          15.48          15.74     293,949.03
                                                                              2013          15.74          15.06     279,099.12
                                                                              2014          15.06          15.60     243,446.04
                                                                              2015          15.60          15.32     234,736.89
                                                                              2016          15.32          15.37     215,042.88
                                                                              2017          15.37          15.53     196,516.93
                                                                              2018          15.53          15.18     178,832.89
MetLife Mid Cap Stock Index Investment Division (Class B).................... 2009           9.99          13.42      95,821.66
                                                                              2010          13.42          16.59      84,207.54
                                                                              2011          16.59          15.93      92,308.98
                                                                              2012          15.93          18.35      90,581.77
                                                                              2013          18.35          23.93      87,357.38
                                                                              2014          23.93          25.66      80,729.51
                                                                              2015          25.66          24.53      72,529.65
                                                                              2016          24.53          28.93      65,879.45
                                                                              2017          28.93          32.84      64,322.58
                                                                              2018          32.84          28.53      57,357.25
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B)............... 2009           9.09          11.44     159,973.37
                                                                              2010          11.44          12.12     152,113.21
                                                                              2011          12.12          10.40     180,398.85
                                                                              2012          10.40          12.05     176,968.06
                                                                              2013          12.05          14.37     136,873.24
                                                                              2014          14.37          13.22     129,600.27
                                                                              2015          13.22          12.81     126,170.90
                                                                              2016          12.81          12.70     122,990.67
                                                                              2017          12.70          15.54     106,607.00
                                                                              2018          15.54          13.11      92,248.76
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).. 2013           1.07           1.12      18,031.07
                                                                              2014           1.12           1.20     105,147.77
                                                                              2015           1.20           1.16     117,552.11
                                                                              2016           1.16           1.19      93,229.85
                                                                              2017           1.19           1.35      42,241.17
                                                                              2018           1.35           1.23      25,057.33
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B)............ 2009          11.13          13.74      64,534.09
                                                                              2010          13.74          17.07      60,576.27
                                                                              2011          17.07          16.04      63,260.44
                                                                              2012          16.04          18.27      61,719.12
                                                                              2013          18.27          24.79      50,881.97
                                                                              2014          24.79          25.49      47,558.61
                                                                              2015          25.49          23.90      38,662.76
                                                                              2016          23.90          28.38      35,705.84
                                                                              2017          28.38          31.88      41,114.99
                                                                              2018          31.88          27.79      37,820.76
MetLife Stock Index Investment Division (Class B)............................ 2009          25.29          31.26     156,864.49

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2010          31.26
                                                                                  2011          35.14
                                                                                  2012          35.06
                                                                                  2013          39.72
                                                                                  2014          51.35
                                                                                  2015          57.02
                                                                                  2016          56.48
                                                                                  2017          61.76
                                                                                  2018          73.51
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           9.82
                                                                                  2010          12.68
                                                                                  2011          13.87
                                                                                  2012          12.16
                                                                                  2013          13.93
                                                                                  2014          16.31
                                                                                  2015          14.90
                                                                                  2016          14.36
                                                                                  2017          13.98
                                                                                  2018          17.59
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          31.91
                                                                                  2010          37.05
                                                                                  2011          39.94
                                                                                  2012          40.06
                                                                                  2013          43.76
                                                                                  2014          51.00
                                                                                  2015          54.25
                                                                                  2016          53.04
                                                                                  2017          56.72
                                                                                  2018          62.46
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           8.72
                                                                                  2010          10.32
                                                                                  2011          11.26
                                                                                  2012          11.13
                                                                                  2013          12.71
                                                                                  2014          16.89
                                                                                  2015          18.33
                                                                                  2016          17.93
                                                                                  2017          20.08
                                                                                  2018          23.18
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           9.10
                                                                                  2010           9.92
                                                                                  2011          10.61
                                                                                  2012          10.63
                                                                                  2013          11.89
                                                                                  2014          15.38
                                                                                  2015          16.57
                                                                                  2016          15.26
                                                                                  2017          17.69
                                                                                  2018          18.64
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))................................................... 2009          17.85
                                                                                  2010          21.28
                                                                                  2011          23.88
                                                                                  2012          21.94
                                                                                  2013          24.87
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................ 2009           6.57
                                                                                  2010           8.06
                                                                                  2011           8.79
                                                                                  2012           8.58
                                                                                  2013           9.59
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          12.13
                                                                                  2011          14.04
                                                                                  2012          12.83
                                                                                  2013          13.77
                                                                                  2014          18.79
                                                                                  2015          18.63
                                                                                  2016          17.37
                                                                                  2017          15.61
                                                                                  2018          21.44
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.47
                                                                                  2010          11.11



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         35.14     147,419.32
                                                                                         35.06     171,126.61
                                                                                         39.72     159,216.78
                                                                                         51.35     139,541.77
                                                                                         57.02     114,775.88
                                                                                         56.48     106,380.25
                                                                                         61.76      97,526.51
                                                                                         73.51      90,110.03
                                                                                         68.66      78,307.78
MFS(Reg. TM) Research International Investment Division (Class B)................        12.68      92,087.94
                                                                                         13.87      72,158.50
                                                                                         12.16      62,231.60
                                                                                         13.93      53,131.96
                                                                                         16.31      48,623.59
                                                                                         14.90      42,144.23
                                                                                         14.36      37,316.30
                                                                                         13.98      35,970.16
                                                                                         17.59      26,234.06
                                                                                         14.84      20,996.47
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        37.05      22,585.73
                                                                                         39.94      32,559.36
                                                                                         40.06      30,280.10
                                                                                         43.76      22,203.89
                                                                                         51.00      21,206.04
                                                                                         54.25      19,940.58
                                                                                         53.04      18,678.15
                                                                                         56.72      23,199.25
                                                                                         62.46      21,371.72
                                                                                         57.74      18,062.36
MFS(Reg. TM) Value Investment Division (Class B).................................        10.32      82,838.62
                                                                                         11.26      79,870.58
                                                                                         11.13      83,615.84
                                                                                         12.71      77,151.18
                                                                                         16.89      88,867.08
                                                                                         18.33      81,844.41
                                                                                         17.93      72,005.88
                                                                                         20.08      69,684.44
                                                                                         23.18      61,162.12
                                                                                         20.42     101,267.51
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................         9.92     109,730.76
                                                                                         10.61      91,050.02
                                                                                         10.63      96,897.27
                                                                                         11.89      82,900.31
                                                                                         15.38      79,654.05
                                                                                         16.57      77,384.59
                                                                                         15.26      71,341.07
                                                                                         17.69      64,929.48
                                                                                         18.64      65,258.45
                                                                                         17.95           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))...................................................        21.28      17,475.22
                                                                                         23.88      13,723.03
                                                                                         21.94      12,717.08
                                                                                         24.87      14,192.99
                                                                                         27.34           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................         8.06       6,100.76
                                                                                          8.79      25,257.28
                                                                                          8.58      12,112.32
                                                                                          9.59       6,355.73
                                                                                         10.49           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        14.04      41,223.63
                                                                                         12.83      34,027.59
                                                                                         13.77      31,315.94
                                                                                         18.79      27,268.46
                                                                                         18.63      23,581.57
                                                                                         17.37      22,388.00
                                                                                         15.61      16,340.51
                                                                                         21.44      14,103.15
                                                                                         23.18      10,499.32
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.11      31,711.28
                                                                                         12.01           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Neuberger Berman Genesis Investment Division (Class B)........................ 2009          11.81          13.08      67,620.04
                                                                               2010          13.08          15.58      65,563.25
                                                                               2011          15.58          16.14      64,459.75
                                                                               2012          16.14          17.38      60,626.93
                                                                               2013          17.38          23.58      57,320.15
                                                                               2014          23.58          23.08      55,376.06
                                                                               2015          23.08          22.74      47,354.51
                                                                               2016          22.74          26.44      40,567.28
                                                                               2017          26.44          29.97      40,408.87
                                                                               2018          29.97          27.36      34,079.15
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................ 2009           9.23          12.39      19,436.74
                                                                               2010          12.39          14.95      15,581.38
                                                                               2011          14.95          13.90      15,243.07
                                                                               2012          13.90          14.37      12,198.72
                                                                               2013          14.37          15.56           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2009           6.54           8.52       5,169.57
                                                                               2010           8.52           9.01       3,325.29
                                                                               2011           9.01           8.23       3,156.99
                                                                               2012           8.23           9.88       1,369.79
                                                                               2013           9.88          10.48           0.00
Oppenheimer Global Equity Investment Division* (Class B)...................... 2009          11.24          15.42      55,937.51
                                                                               2010          15.42          17.55      56,343.88
                                                                               2011          17.55          15.78      60,874.45
                                                                               2012          15.78          18.77      57,462.68
                                                                               2013          18.77          23.42      56,332.95
                                                                               2014          23.42          23.49      53,468.30
                                                                               2015          23.49          23.96      49,244.76
                                                                               2016          23.96          23.58      33,159.00
                                                                               2017          23.58          31.65      22,795.57
                                                                               2018          31.65          26.99      20,638.60
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).... 2014           0.99           1.03      54,517.11
                                                                               2015           1.03           0.95      78,022.75
                                                                               2016           0.95           1.04      68,218.88
                                                                               2017           1.04           1.15      83,189.26
                                                                               2018           1.15           1.04      41,999.93
PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006)....... 2009          10.85          12.58     172,066.28
                                                                               2010          12.58          13.30     193,971.91
                                                                               2011          13.30          14.52     190,819.19
                                                                               2012          14.52          15.55     228,919.55
                                                                               2013          15.55          13.85     183,200.40
                                                                               2014          13.85          13.99     154,952.21
                                                                               2015          13.99          13.30     147,308.66
                                                                               2016          13.30          13.71     118,798.57
                                                                               2017          13.71          13.93      99,690.60
                                                                               2018          13.93          13.34      86,184.79
PIMCO Total Return Investment Division (Class B).............................. 2009          12.73          14.75     173,517.93
                                                                               2010          14.75          15.66     170,359.73
                                                                               2011          15.66          15.87     168,837.45
                                                                               2012          15.87          17.02     179,548.12
                                                                               2013          17.02          16.39     151,516.07
                                                                               2014          16.39          16.76     132,518.39
                                                                               2015          16.76          16.45     137,315.41
                                                                               2016          16.45          16.57     138,577.43
                                                                               2017          16.57          17.00     128,059.97
                                                                               2018          17.00          16.65     112,616.69
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06      35,337.19
                                                                               2013           1.06           1.15      55,458.31
                                                                               2014           1.15           1.21     102,806.40
                                                                               2015           1.21           1.18     132,909.28
                                                                               2016           1.18           1.22     100,028.34
                                                                               2017           1.22           1.37      50,701.24
                                                                               2018           1.37           1.22      79,894.22
Schroders Global Multi-Asset Investment Division (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.71           0.00
                                                                               2014          10.71          11.43       5,031.27
                                                                               2015          11.43          11.08       8,259.39
                                                                               2016          11.08          11.37       4,489.19
                                                                               2017          11.37          13.00       4,321.21
                                                                               2018          13.00          12.42           0.00
SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)........... 2009           8.44          10.35      26,517.02
                                                                               2010          10.35          11.40      26,197.60
                                                                               2011          11.40          11.31      64,333.23

                                     PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                          1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                  BEGINNING OF                   NUMBER OF
                                                                                      YEAR        END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                          2012          11.31          12.53      74,835.87
                                                                          2013          12.53          13.90      78,621.84
                                                                          2014          13.90          14.43      61,527.31
                                                                          2015          14.43          13.89      54,317.18
                                                                          2016          13.89          14.43      46,810.18
                                                                          2017          14.43          16.41      43,140.92
                                                                          2018          16.41          15.06      41,567.72
SSGA Growth ETF Investment Division (Class B) (5/1/2006)................. 2009           7.74           9.81       6,822.99
                                                                          2010           9.81          10.99      28,040.12
                                                                          2011          10.99          10.56      30,414.23
                                                                          2012          10.56          11.93      40,538.00
                                                                          2013          11.93          13.82      35,136.81
                                                                          2014          13.82          14.30      89,460.69
                                                                          2015          14.30          13.71      17,092.67
                                                                          2016          13.71          14.39      16,838.43
                                                                          2017          14.39          16.90      16,025.40
                                                                          2018          16.90          15.14      16,364.14
T. Rowe Price Large Cap Growth Investment Division (Class B)............. 2009           8.30          11.66      46,445.84
                                                                          2010          11.66          13.36      42,190.16
                                                                          2011          13.36          12.94      41,424.25
                                                                          2012          12.94          15.07      45,297.83
                                                                          2013          15.07          20.54      86,860.56
                                                                          2014          20.54          21.94      86,013.48
                                                                          2015          21.94          23.80      77,179.19
                                                                          2016          23.80          23.72      65,122.53
                                                                          2017          23.72          31.09      55,034.62
                                                                          2018          31.09          30.16      42,267.88
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................ 2009           3.38           5.28     157,682.56
                                                                          2010           5.28           6.62     121,850.30
                                                                          2011           6.62           5.85     150,354.41
                                                                          2012           5.85           6.44     141,684.60
                                                                          2013           6.44           6.72           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............... 2009           5.60           7.99     111,852.90
                                                                          2010           7.99          10.02     101,209.47
                                                                          2011          10.02           9.68     118,556.02
                                                                          2012           9.68          10.80     117,483.43
                                                                          2013          10.80          14.48     109,934.09
                                                                          2014          14.48          16.03     106,590.46
                                                                          2015          16.03          16.79     115,442.41
                                                                          2016          16.79          17.50      84,344.36
                                                                          2017          17.50          21.43      68,186.46
                                                                          2018          21.43          20.58      49,898.72
T. Rowe Price Small Cap Growth Investment Division (Class B)............. 2009           9.46          12.88      15,541.86
                                                                          2010          12.88          17.03      41,116.24
                                                                          2011          17.03          16.96      46,691.58
                                                                          2012          16.96          19.30      34,418.58
                                                                          2013          19.30          27.32      34,392.47
                                                                          2014          27.32          28.60      27,404.68
                                                                          2015          28.60          28.77      32,520.87
                                                                          2016          28.77          31.48      30,407.93
                                                                          2017          31.48          37.87      32,152.79
                                                                          2018          37.87          34.65      24,126.78
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Neuberger Berman Mid Cap Value Investment Division (Class B))............ 2009          13.19          19.13     127,623.80
                                                                          2010          19.13          23.67     121,194.18
                                                                          2011          23.67          21.69     114,900.12
                                                                          2012          21.69          23.95           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)............. 2012          23.83          24.42      99,368.27
                                                                          2013          24.42          31.24      88,584.76
                                                                          2014          31.24          33.63      86,358.64
                                                                          2015          33.63          30.05      75,905.23
                                                                          2016          30.05          34.07      63,849.57
                                                                          2017          34.07          36.62      59,257.62
                                                                          2018          36.62          32.29      44,399.84
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)....................................................... 2009          16.58          21.47     121,862.31
                                                                          2010          21.47          23.70     117,221.59
                                                                          2011          23.70          24.62     114,162.53
                                                                          2012          24.62          26.90     112,787.99
                                                                          2013          26.90          26.63     117,114.03
                                                                          2014          26.63          27.52     100,114.91
                                                                          2015          27.52          26.48      91,918.68
                                                                          2016          26.48          28.15     108,850.92

                                    PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                         1.85 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2017          28.15          29.83      84,530.80
                                                                         2018          29.83          28.10      73,030.27
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))..................................................... 2009          14.58          19.58      76,881.91
                                                                         2010          19.58          21.71      61,005.86
                                                                         2011          21.71          22.26      58,326.73
                                                                         2012          22.26          24.68      50,135.02
                                                                         2013          24.68          26.16      44,303.48
                                                                         2014          26.16          26.92      51,555.69
                                                                         2015          26.92          25.86      60,061.68
                                                                         2016          25.86          26.60           0.00
Western Asset Management U.S. Government Investment Division (Class B).. 2009          15.27          15.60      83,005.49
                                                                         2010          15.60          16.15      74,942.08
                                                                         2011          16.15          16.69      73,064.82
                                                                         2012          16.69          16.88      64,171.13
                                                                         2013          16.88          16.42      60,914.13
                                                                         2014          16.42          16.53      55,951.95
                                                                         2015          16.53          16.28      48,576.25
                                                                         2016          16.28          16.15      45,372.48
                                                                         2017          16.15          16.12      42,352.58
                                                                         2018          16.12          15.93      36,813.25





                                                                                         AT 2.10 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2009          13.03          14.40     101,454.36
                                                                                2010          14.40          15.01      78,364.86
                                                                                2011          15.01          15.59      60,348.22
                                                                                2012          15.59          16.09      54,559.79
                                                                                2013          16.09          15.41      45,280.85
                                                                                2014          15.41          15.89      35,114.64
                                                                                2015          15.89          15.60      21,131.35
                                                                                2016          15.60          15.73      17,391.92
                                                                                2017          15.73          15.96      17,218.49
                                                                                2018          15.96          15.52      14,648.54
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          15.35          23.73     133,850.54
                                                                                2010          23.73          28.45     120,731.04
                                                                                2011          28.45          22.52     123,236.33
                                                                                2012          22.52          26.06     116,237.38
                                                                                2013          26.06          32.74     107,648.54
                                                                                2014          32.74          32.74     101,996.41
                                                                                2015          32.74          32.14      87,779.47
                                                                                2016          32.14          32.14      77,546.83
                                                                                2017          32.14          39.62      67,097.26
                                                                                2018          39.62          34.70      59,477.21
American Funds Growth Investment Division (Class 2)............................ 2009          84.53         111.88      43,587.75
                                                                                2010         111.88         130.02      39,267.16
                                                                                2011         130.02         121.88      39,507.47
                                                                                2012         121.88         140.69      34,264.41
                                                                                2013         140.69         179.24      31,596.17
                                                                                2014         179.24         190.45      27,086.60
                                                                                2015         190.45         199.28      22,845.50
                                                                                2016         199.28         213.65      20,500.15
                                                                                2017         213.65         268.42      18,018.39
                                                                                2018         268.42         262.16      15,640.74
American Funds Growth-Income Investment Division (Class 2 ).................... 2009          63.70          79.41      44,766.37
                                                                                2010          79.41          86.64      42,840.88
                                                                                2011          86.64          83.29      43,369.33
                                                                                2012          83.29          95.81      38,636.02
                                                                                2013          95.81         125.25      37,281.61
                                                                                2014         125.25         135.69      33,099.00
                                                                                2015         135.69         134.81      28,127.35
                                                                                2016         134.81         147.21      24,112.16
                                                                                2017         147.21         176.43      20,467.64
                                                                                2018         176.43         169.66      16,252.91

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                                 1.90 SEPARATE ACCOUNT CHARGE
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.16          10.47      10,196.92
                                                                             2013          10.47          11.42       8,736.47
                                                                             2014          11.42          12.03           0.00
                                                                             2015          12.03          11.87       1,037.06
                                                                             2016          11.87          12.07           0.00
                                                                             2017          12.07          13.46           0.00
                                                                             2018          13.46          12.28           0.00
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2009          13.13          14.49       5,972.30
                                                                             2010          14.49          15.11       2,912.11
                                                                             2011          15.11          15.71           0.00
                                                                             2012          15.71          16.21           0.00
                                                                             2013          16.21          15.54           0.00
                                                                             2014          15.54          16.03           0.00
                                                                             2015          16.03          15.75           0.00
                                                                             2016          15.75          15.88           0.00
                                                                             2017          15.88          16.13           0.00
                                                                             2018          16.13          15.69           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2009          15.10          23.87      57,472.60
                                                                             2010          23.87          28.63      34,470.86
                                                                             2011          28.63          22.68         973.94
                                                                             2012          22.68          26.26         841.21
                                                                             2013          26.26          33.00         829.78
                                                                             2014          33.00          33.01         826.07
                                                                             2015          33.01          32.43         626.18
                                                                             2016          32.43          32.44         185.11
                                                                             2017          32.44          40.01         180.60
                                                                             2018          40.01          35.06         180.49
American Funds Growth Investment Division+ (Class 2)........................ 2009          82.94         113.28      22,757.03
                                                                             2010         113.28         131.72      11,496.04
                                                                             2011         131.72         123.53         686.28
                                                                             2012         123.53         142.67         593.96
                                                                             2013         142.67         181.85         538.53
                                                                             2014         181.85         193.32         317.99
                                                                             2015         193.32         202.39         229.22
                                                                             2016         202.39         217.09         187.75
                                                                             2017         217.09         272.88         174.30
                                                                             2018         272.88         266.65         166.72
American Funds Growth-Income Investment Division+ (Class 2)................. 2009          62.53          80.40      23,184.24
                                                                             2010          80.40          87.77      11,267.49
                                                                             2011          87.77          84.42         256.41
                                                                             2012          84.42          97.16         227.26
                                                                             2013          97.16         127.08          27.13
                                                                             2014         127.08         137.74          25.87
                                                                             2015         137.74         136.91           0.00
                                                                             2016         136.91         149.58           0.00
                                                                             2017         149.58         179.36           0.00
                                                                             2018         179.36         172.56           0.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.98           8.86      27,970.76
                                                                             2010           8.86           9.75      82,814.89
                                                                             2011           9.75           9.37      17,918.22
                                                                             2012           9.37          10.43      11,635.74
                                                                             2013          10.43          12.13           0.00
                                                                             2014          12.13          12.63         267.54
                                                                             2015          12.63          12.30         264.77
                                                                             2016          12.30          13.01         261.70
                                                                             2017          13.01          14.92           0.00
                                                                             2018          14.92          14.01           0.00
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.33           8.33     255,087.71
                                                                             2010           8.33           9.28     261,969.60
                                                                             2011           9.28           8.67     222,613.88
                                                                             2012           8.67           9.88     236,996.52
                                                                             2013           9.88          12.13     222,655.78
                                                                             2014          12.13          12.66     208,116.97
                                                                             2015          12.66          12.33      65,317.14
                                                                             2016          12.33          13.18         400.41
                                                                             2017          13.18          15.70         339.53
                                                                             2018          15.70          14.51         282.90
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.65           9.27     126,901.31
                                                                             2010           9.27           9.99     142,554.69
                                                                             2011           9.99           9.83     119,127.37
                                                                             2012           9.83          10.69     110,369.55

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.69          11.90      59,694.33
                                                                               2014          11.90          12.39      50,579.20
                                                                               2015          12.39          12.07       1,860.63
                                                                               2016          12.07          12.67         267.72
                                                                               2017          12.67          14.05           0.00
                                                                               2018          14.05          13.31           0.00
AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)............ 2012          11.09          11.46      48,698.79
                                                                               2013          11.46          10.86      35,322.11
                                                                               2014          10.86          11.08       6,320.54
                                                                               2015          11.08           9.83       1,158.17
                                                                               2016           9.83          10.51           0.00
                                                                               2017          10.51          11.33           0.00
                                                                               2018          11.33          10.41           0.00
Baillie Gifford International Stock Investment Division (Class B)............. 2009           9.80          11.72      56,459.69
                                                                               2010          11.72          12.29      51,735.32
                                                                               2011          12.29           9.63      41,408.02
                                                                               2012           9.63          11.27      32,784.65
                                                                               2013          11.27          12.74      13,038.35
                                                                               2014          12.74          12.08       3,860.96
                                                                               2015          12.08          11.60       1,519.03
                                                                               2016          11.60          11.95           0.00
                                                                               2017          11.95          15.82           0.00
                                                                               2018          15.82          12.85           0.00
BlackRock Bond Income Investment Division (Class B)........................... 2009          40.59          43.48      31,866.39
                                                                               2010          43.48          46.11      32,720.36
                                                                               2011          46.11          48.09      21,184.14
                                                                               2012          48.09          50.62       9,938.75
                                                                               2013          50.62          49.17       4,670.28
                                                                               2014          49.17          51.53       3,649.51
                                                                               2015          51.53          50.73       1,772.60
                                                                               2016          50.73          51.20       1,540.25
                                                                               2017          51.20          52.17       1,686.98
                                                                               2018          52.17          50.87           0.00
BlackRock Capital Appreciation Investment Division (Class B).................. 2009          18.61          24.93      32,122.93
                                                                               2010          24.93          29.22      27,585.25
                                                                               2011          29.22          26.04      19,213.45
                                                                               2012          26.04          29.15      16,291.91
                                                                               2013          29.15          38.30       9,568.80
                                                                               2014          38.30          40.82       6,676.75
                                                                               2015          40.82          42.46       2,432.01
                                                                               2016          42.46          41.60         145.11
                                                                               2017          41.60          54.53         131.40
                                                                               2018          54.53          54.66         115.95
BlackRock Capital Appreciation Investment Division (Class B) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class B) and
before that FI Large Cap Investment Division (Class B)) (5/1/2006)............ 2009           9.02           9.38           0.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(4/30/2012)................................................................... 2012           9.92          10.21       1,001.18
                                                                               2013          10.21          11.05       5,327.80
                                                                               2014          11.05          11.48      27,050.70
                                                                               2015          11.48          11.25           0.00
                                                                               2016          11.25          11.53           0.00
                                                                               2017          11.53          12.82           0.00
                                                                               2018          12.82          11.67           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class B)................. 2009          21.04          20.69      60,834.72
                                                                               2010          20.69          20.30      71,786.02
                                                                               2011          20.30          19.92      91,698.99
                                                                               2012          19.92          19.54      40,429.33
                                                                               2013          19.54          19.18      29,766.69
                                                                               2014          19.18          18.82      14,820.31
                                                                               2015          18.82          18.46      15,080.73
                                                                               2016          18.46          18.13       8,607.06
                                                                               2017          18.13          17.91       9,221.66
                                                                               2018          17.91          17.84      49,671.97
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Aggressive Allocation Investment Division (Class B)) (5/1/2005)....... 2009           7.46           9.63      37,661.30
                                                                               2010           9.63          10.93      35,219.52
                                                                               2011          10.93          11.83           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B)................ 2011          11.80          10.07      30,722.28
                                                                               2012          10.07          11.53       4,375.56
                                                                               2013          11.53          14.65       1,832.40
                                                                               2014          14.65          15.11           0.00
                                                                               2015          15.11          14.53           0.00
                                                                               2016          14.53          15.54           0.00

                                                                                       BEGINNING OF                  NUMBER OF
PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II                                          YEAR        END OF YEAR   ACCUMULATION
1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2017          15.54          18.74           0.00
                                                                                2018          18.74          16.53           0.00
Brighthouse Asset Allocation 20 Investment Division (Class B) (5/1/2005)....... 2009           9.36          11.07     201,900.23
                                                                                2010          11.07          11.96     208,544.25
                                                                                2011          11.96          12.11     238,437.67
                                                                                2012          12.11          12.98     222,599.53
                                                                                2013          12.98          13.28     203,454.69
                                                                                2014          13.28          13.61      69,497.59
                                                                                2015          13.61          13.28           0.00
                                                                                2016          13.28          13.62           0.00
                                                                                2017          13.62          14.29           0.00
                                                                                2018          14.29          13.65           0.00
Brighthouse Asset Allocation 40 Investment Division (Class B) (5/1/2005)....... 2009           8.90          10.80     473,752.58
                                                                                2010          10.80          11.82     452,081.81
                                                                                2011          11.82          11.72     376,381.65
                                                                                2012          11.72          12.81     345,071.47
                                                                                2013          12.81          13.95     234,383.72
                                                                                2014          13.95          14.36      72,723.03
                                                                                2015          14.36          13.94       5,761.00
                                                                                2016          13.94          14.51       3,662.56
                                                                                2017          14.51          15.75           0.00
                                                                                2018          15.75          14.77           0.00
Brighthouse Asset Allocation 60 Investment Division (Class B) (5/1/2005)....... 2009           8.42          10.46   1,200,612.88
                                                                                2010          10.46          11.61   1,154,659.46
                                                                                2011          11.61          11.24     957,458.28
                                                                                2012          11.24          12.49     792,478.32
                                                                                2013          12.49          14.45     605,239.73
                                                                                2014          14.45          14.90     278,323.90
                                                                                2015          14.90          14.43      59,510.99
                                                                                2016          14.43          15.17       7,281.48
                                                                                2017          15.17          17.08           0.00
                                                                                2018          17.08          15.73           0.00
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............. 2013          11.34          12.88      22,145.67
                                                                                2014          12.88          12.81           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (5/1/2005)....... 2009           7.95          10.07   1,486,827.03
                                                                                2010          10.07          11.33   1,457,889.75
                                                                                2011          11.33          10.70   1,316,678.75
                                                                                2012          10.70          12.11   1,113,869.50
                                                                                2013          12.11          14.77     844,624.06
                                                                                2014          14.77          15.25     342,979.57
                                                                                2015          15.25          14.71      49,269.33
                                                                                2016          14.71          15.61           0.00
                                                                                2017          15.61          18.25           0.00
                                                                                2018          18.25          16.45           0.00
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife
Growth Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)......... 2009           7.00           8.84      16,238.36
                                                                                2010           8.84           9.54      16,825.07
                                                                                2011           9.54           9.20      22,126.52
                                                                                2012           9.20          10.48      22,317.25
                                                                                2013          10.48          11.26           0.00
Brighthouse Balanced Plus Investment Division (Class B) (4/30/2012)............ 2012           9.95          10.37       6,319.06
                                                                                2013          10.37          11.64      16,703.63
                                                                                2014          11.64          12.52           0.00
                                                                                2015          12.52          11.78           0.00
                                                                                2016          11.78          12.53           0.00
                                                                                2017          12.53          14.55           0.00
                                                                                2018          14.55          13.22           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class B)................ 2009          17.60          24.38      24,533.12
                                                                                2010          24.38          27.45      21,555.96
                                                                                2011          27.45          28.69      10,591.13
                                                                                2012          28.69          31.40       5,893.26
                                                                                2013          31.40          42.06       3,013.17
                                                                                2014          42.06          41.96         593.66
                                                                                2015          41.96          37.19       1,078.57
                                                                                2016          37.19          44.76           0.00
                                                                                2017          44.76          49.43           0.00
                                                                                2018          49.43          41.99           0.00
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (5/2/2011)........................................................... 2011           9.98           9.73           0.00
                                                                                2012           9.73           9.96         718.70
                                                                                2013           9.96           9.89         717.18
                                                                                2014           9.89           9.81       1,056.05

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015           9.81
                                                                                  2016           9.56
                                                                                  2017           9.68
                                                                                  2018           9.62
Brighthouse/Wellington Balanced Investment Division (Class B).................... 2009          28.93
                                                                                  2010          33.21
                                                                                  2011          35.62
                                                                                  2012          36.21
                                                                                  2013          39.82
                                                                                  2014          47.00
                                                                                  2015          50.85
                                                                                  2016          51.04
                                                                                  2017          53.46
                                                                                  2018          60.25
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................ 2009          21.49
                                                                                  2010          27.76
                                                                                  2011          30.43
                                                                                  2012          28.58
                                                                                  2013          31.58
                                                                                  2014          41.32
                                                                                  2015          44.74
                                                                                  2016          44.84
                                                                                  2017          47.10
                                                                                  2018          54.91
Brighthouse/Wellington Large Cap Research Investment Division (Class B).......... 2009          42.85
                                                                                  2010          50.12
                                                                                  2011          55.30
                                                                                  2012          54.40
                                                                                  2013          60.53
                                                                                  2014          79.76
                                                                                  2015          88.82
                                                                                  2016          91.07
                                                                                  2017          96.75
                                                                                  2018         115.76
Clarion Global Real Estate Investment Division (Class B)......................... 2009           9.15
                                                                                  2010          12.10
                                                                                  2011          13.79
                                                                                  2012          12.77
                                                                                  2013          15.79
                                                                                  2014          16.04
                                                                                  2015          17.83
                                                                                  2016          17.25
                                                                                  2017          17.07
                                                                                  2018          18.55
ClearBridge Aggressive Growth Investment Division (Class B)...................... 2009           4.53
                                                                                  2010           5.92
                                                                                  2011           7.19
                                                                                  2012           7.28
                                                                                  2013           8.47
                                                                                  2014          12.10
                                                                                  2015          14.11
                                                                                  2016          13.29
                                                                                  2017          13.39
                                                                                  2018          15.56
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008)....... 2009          89.48
                                                                                  2010         125.43
                                                                                  2011         134.63
                                                                                  2012         122.14
                                                                                  2013         146.81
                                                                                  2014         185.51
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))............... 2009           3.96
                                                                                  2010           5.37
                                                                                  2011           5.65
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)........................................................... 2012          10.71
                                                                                  2013          10.84
                                                                                  2014          10.16
                                                                                  2015          10.72
                                                                                  2016          10.56



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                          9.56       1,246.99
                                                                                          9.68           0.00
                                                                                          9.62           0.00
                                                                                          9.48           0.00
Brighthouse/Wellington Balanced Investment Division (Class B)....................        33.21      27,845.44
                                                                                         35.62      27,980.81
                                                                                         36.21      17,100.28
                                                                                         39.82       3,476.44
                                                                                         47.00       1,516.63
                                                                                         50.85         817.66
                                                                                         51.04         747.69
                                                                                         53.46           0.00
                                                                                         60.25           0.00
                                                                                         56.74           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................        27.76      93,931.28
                                                                                         30.43      76,707.44
                                                                                         28.58      61,723.15
                                                                                         31.58      36,269.31
                                                                                         41.32      15,419.61
                                                                                         44.74       5,375.21
                                                                                         44.84       1,831.28
                                                                                         47.10           0.00
                                                                                         54.91           0.00
                                                                                         53.68           0.00
Brighthouse/Wellington Large Cap Research Investment Division (Class B)..........        50.12       7,150.95
                                                                                         55.30       6,646.17
                                                                                         54.40       6,227.61
                                                                                         60.53       5,490.83
                                                                                         79.76       4,233.25
                                                                                         88.82       3,900.38
                                                                                         91.07          82.35
                                                                                         96.75           0.00
                                                                                        115.76           0.00
                                                                                        106.39           0.00
Clarion Global Real Estate Investment Division (Class B).........................        12.10     165,120.49
                                                                                         13.79     140,931.28
                                                                                         12.77      97,804.00
                                                                                         15.79      56,685.05
                                                                                         16.04      18,095.58
                                                                                         17.83       7,859.36
                                                                                         17.25       4,062.18
                                                                                         17.07         523.17
                                                                                         18.55         522.83
                                                                                         16.63         522.55
ClearBridge Aggressive Growth Investment Division (Class B)......................         5.92      26,507.40
                                                                                          7.19      24,478.31
                                                                                          7.28      32,838.09
                                                                                          8.47      22,047.84
                                                                                         12.10       6,392.41
                                                                                         14.11      48,961.90
                                                                                         13.29      22,159.79
                                                                                         13.39       5,148.43
                                                                                         15.56       5,007.83
                                                                                         14.18         303.74
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008).......       125.43      19,058.63
                                                                                        134.63      16,513.69
                                                                                        122.14      12,544.74
                                                                                        146.81       8,229.45
                                                                                        185.51       5,146.69
                                                                                        192.87           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))...............         5.37      34,986.48
                                                                                          5.65      32,615.78
                                                                                          6.00           0.00
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)...........................................................        10.84      15,793.58
                                                                                         10.16           0.00
                                                                                         10.72           0.00
                                                                                         10.56           0.00
                                                                                         10.50           0.00

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                           1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2017          10.50          10.57           0.00
                                                                             2018          10.57          10.36           0.00
Frontier Mid Cap Growth Investment Division (Class B)....................... 2009          24.29          35.52      17,182.90
                                                                             2010          35.52          40.08      17,155.79
                                                                             2011          40.08          38.05      14,094.02
                                                                             2012          38.05          41.33       8,984.42
                                                                             2013          41.33          53.70       4,311.27
                                                                             2014          53.70          58.42       3,442.69
                                                                             2015          58.42          58.82       2,145.02
                                                                             2016          58.82          60.69           0.00
                                                                             2017          60.69          74.40           0.00
                                                                             2018          74.40          68.68           0.00
Harris Oakmark International Investment Division (Class B).................. 2009          10.96          16.67     119,933.22
                                                                             2010          16.67          19.04     114,999.87
                                                                             2011          19.04          16.02      93,815.40
                                                                             2012          16.02          20.32      71,549.45
                                                                             2013          20.32          26.02      29,524.48
                                                                             2014          26.02          24.05      13,695.59
                                                                             2015          24.05          22.53       7,565.52
                                                                             2016          22.53          23.91           0.00
                                                                             2017          23.91          30.60           0.00
                                                                             2018          30.60          22.83           0.00
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04     169,199.75
                                                                             2013           1.04           1.04     132,514.14
                                                                             2014           1.04           1.08      49,533.39
                                                                             2015           1.08           1.01           0.00
                                                                             2016           1.01           1.11           0.00
                                                                             2017           1.11           1.20           0.00
                                                                             2018           1.20           1.10           0.00
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           9.34          12.26      15,246.90
                                                                             2010          12.26          15.18      13,861.64
                                                                             2011          15.18          14.73       7,758.67
                                                                             2012          14.73          17.09       6,398.56
                                                                             2013          17.09          23.51          37.85
                                                                             2014          23.51          24.89           0.00
                                                                             2015          24.89          24.01           0.00
                                                                             2016          24.01          26.25           0.00
                                                                             2017          26.25          32.28           0.00
                                                                             2018          32.28          28.81           0.00
Jennison Growth Investment Division (Class B)............................... 2009           3.25           4.45     128,963.43
                                                                             2010           4.45           4.86     125,066.30
                                                                             2011           4.86           4.78     104,116.98
                                                                             2012           4.78           5.42     129,986.73
                                                                             2013           5.42           7.27      53,842.70
                                                                             2014           7.27           7.76      18,050.81
                                                                             2015           7.76           8.41       9,588.85
                                                                             2016           8.41           8.24       5,723.81
                                                                             2017           8.24          11.08       4,794.56
                                                                             2018          11.08          10.89           0.00
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)) (5/1/2005).............. 2009           5.28           7.45      74,881.02
                                                                             2010           7.45           8.00      61,032.50
                                                                             2011           8.00           7.74      52,590.38
                                                                             2012           7.74           8.69           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     129,992.62
                                                                             2013           1.04           1.13      45,293.03
                                                                             2014           1.13           1.19           0.00
                                                                             2015           1.19           1.18      12,790.29
                                                                             2016           1.18           1.19           0.00
                                                                             2017           1.19           1.36           0.00
                                                                             2018           1.36           1.24           0.00
JPMorgan Global Active Allocation Investment Division (Class B) (formerly
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014))...................................................... 2014           0.99           1.03           0.00
                                                                             2015           1.03           1.00           0.00
                                                                             2016           1.00           1.00           0.00
                                                                             2017           1.00           1.14           0.00
                                                                             2018           1.14           1.11           0.00
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)...... 2013          14.82          16.23       7,771.43
                                                                             2014          16.23          16.48       3,260.38
                                                                             2015          16.48          16.37         733.71
                                                                             2016          16.37          16.83         981.61
                                                                             2017          16.83          20.31         981.61

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2018          20.31          18.85         981.61
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2009           7.95           9.98      12,803.01
                                                                              2010           9.98          10.95      17,998.72
                                                                              2011          10.95          10.97      17,328.70
                                                                              2012          10.97          12.11       9,769.16
                                                                              2013          12.11          12.62           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)................... 2009          20.66          26.34      26,080.49
                                                                              2010          26.34          32.87      19,479.52
                                                                              2011          32.87          32.36      15,495.21
                                                                              2012          32.36          36.28      10,413.51
                                                                              2013          36.28          50.09       3,461.91
                                                                              2014          50.09          50.87       1,492.05
                                                                              2015          50.87          49.04         159.35
                                                                              2016          49.04          57.24           0.00
                                                                              2017          57.24          64.57           0.00
                                                                              2018          64.57          56.19           0.00
Loomis Sayles Small Cap Growth Investment Division (Class B)................. 2009           6.22           7.91      18,220.83
                                                                              2010           7.91          10.20      18,996.58
                                                                              2011          10.20          10.28      14,491.55
                                                                              2012          10.28          11.19       6,689.16
                                                                              2013          11.19          16.29       1,001.88
                                                                              2014          16.29          16.14         896.91
                                                                              2015          16.14          16.06         523.30
                                                                              2016          16.06          16.71           0.00
                                                                              2017          16.71          20.77           0.00
                                                                              2018          20.77          20.43           0.00
MetLife Aggregate Bond Index Investment Division (Class B)................... 2009          13.67          14.08     648,999.95
                                                                              2010          14.08          14.61     609,002.36
                                                                              2011          14.61          15.38     425,655.66
                                                                              2012          15.38          15.63     238,730.78
                                                                              2013          15.63          14.95     137,346.23
                                                                              2014          14.95          15.47      56,859.53
                                                                              2015          15.47          15.19      21,638.11
                                                                              2016          15.19          15.23         864.53
                                                                              2017          15.23          15.38           0.00
                                                                              2018          15.38          15.02           0.00
MetLife Mid Cap Stock Index Investment Division (Class B).................... 2009           9.95          13.35     186,745.18
                                                                              2010          13.35          16.51     164,139.74
                                                                              2011          16.51          15.84     113,987.33
                                                                              2012          15.84          18.24      74,476.81
                                                                              2013          18.24          23.77      28,508.31
                                                                              2014          23.77          25.48      16,574.51
                                                                              2015          25.48          24.34       7,039.35
                                                                              2016          24.34          28.69       1,997.51
                                                                              2017          28.69          32.56       1,950.03
                                                                              2018          32.56          28.26           0.00
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B)............... 2009           9.04          11.38     377,826.43
                                                                              2010          11.38          12.05     332,523.19
                                                                              2011          12.05          10.33     287,636.39
                                                                              2012          10.33          11.96     180,283.34
                                                                              2013          11.96          14.26      90,225.56
                                                                              2014          14.26          13.12      32,286.79
                                                                              2015          13.12          12.70      15,427.67
                                                                              2016          12.70          12.59       3,855.23
                                                                              2017          12.59          15.39       3,530.51
                                                                              2018          15.39          12.98           0.00
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).. 2013           1.07           1.12      29,655.99
                                                                              2014           1.12           1.20      11,394.19
                                                                              2015           1.20           1.16      11,276.24
                                                                              2016           1.16           1.19      11,145.09
                                                                              2017           1.19           1.35           0.00
                                                                              2018           1.35           1.23           0.00
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B)............ 2009          11.08          13.66     112,696.60
                                                                              2010          13.66          16.97      94,942.90
                                                                              2011          16.97          15.93      68,344.22
                                                                              2012          15.93          18.14      44,442.72
                                                                              2013          18.14          24.60      16,265.16
                                                                              2014          24.60          25.29      10,553.14
                                                                              2015          25.29          23.70       3,705.74
                                                                              2016          23.70          28.13           0.00
                                                                              2017          28.13          31.57           0.00
                                                                              2018          31.57          27.51           0.00
MetLife Stock Index Investment Division (Class B)............................ 2009          25.05          30.95     466,043.22

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2010          30.95
                                                                                  2011          34.77
                                                                                  2012          34.68
                                                                                  2013          39.27
                                                                                  2014          50.75
                                                                                  2015          56.32
                                                                                  2016          55.76
                                                                                  2017          60.94
                                                                                  2018          72.50
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           9.78
                                                                                  2010          12.63
                                                                                  2011          13.80
                                                                                  2012          12.09
                                                                                  2013          13.85
                                                                                  2014          16.20
                                                                                  2015          14.79
                                                                                  2016          14.26
                                                                                  2017          13.87
                                                                                  2018          17.44
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          31.56
                                                                                  2010          36.64
                                                                                  2011          39.47
                                                                                  2012          39.56
                                                                                  2013          43.21
                                                                                  2014          50.32
                                                                                  2015          53.50
                                                                                  2016          52.29
                                                                                  2017          55.88
                                                                                  2018          61.51
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           8.67
                                                                                  2010          10.26
                                                                                  2011          11.20
                                                                                  2012          11.06
                                                                                  2013          12.62
                                                                                  2014          16.76
                                                                                  2015          18.18
                                                                                  2016          17.78
                                                                                  2017          19.90
                                                                                  2018          22.96
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           9.07
                                                                                  2010           9.88
                                                                                  2011          10.57
                                                                                  2012          10.58
                                                                                  2013          11.83
                                                                                  2014          15.29
                                                                                  2015          16.46
                                                                                  2016          15.15
                                                                                  2017          17.56
                                                                                  2018          18.50
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))................................................... 2009          17.71
                                                                                  2010          21.11
                                                                                  2011          23.67
                                                                                  2012          21.74
                                                                                  2013          24.63
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................ 2009           6.57
                                                                                  2010           8.05
                                                                                  2011           8.77
                                                                                  2012           8.56
                                                                                  2013           9.57
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          12.05
                                                                                  2011          13.95
                                                                                  2012          12.74
                                                                                  2013          13.66
                                                                                  2014          18.63
                                                                                  2015          18.47
                                                                                  2016          17.21
                                                                                  2017          15.45
                                                                                  2018          21.22
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.42
                                                                                  2010          11.04



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         34.77     412,096.86
                                                                                         34.68     308,103.12
                                                                                         39.27     177,531.71
                                                                                         50.75      82,218.37
                                                                                         56.32      35,446.70
                                                                                         55.76      11,924.44
                                                                                         60.94           0.00
                                                                                         72.50           0.00
                                                                                         67.69           0.00
MFS(Reg. TM) Research International Investment Division (Class B)................        12.63     134,187.84
                                                                                         13.80      94,715.71
                                                                                         12.09      64,875.97
                                                                                         13.85      42,370.42
                                                                                         16.20      25,939.86
                                                                                         14.79       9,847.65
                                                                                         14.26       5,489.93
                                                                                         13.87           0.00
                                                                                         17.44           0.00
                                                                                         14.71           0.00
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        36.64      45,504.43
                                                                                         39.47      17,454.29
                                                                                         39.56      12,485.29
                                                                                         43.21       7,634.49
                                                                                         50.32       7,742.99
                                                                                         53.50       2,998.77
                                                                                         52.29       2,416.40
                                                                                         55.88         859.44
                                                                                         61.51         880.24
                                                                                         56.84           0.00
MFS(Reg. TM) Value Investment Division (Class B).................................        10.26     102,381.33
                                                                                         11.20      99,328.28
                                                                                         11.06      56,589.83
                                                                                         12.62      19,778.13
                                                                                         16.76      18,173.68
                                                                                         18.18       8,376.83
                                                                                         17.78       1,791.28
                                                                                         19.90           0.00
                                                                                         22.96           0.00
                                                                                         20.22           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................         9.88      88,296.99
                                                                                         10.57      82,995.35
                                                                                         10.58      53,100.64
                                                                                         11.83      35,516.80
                                                                                         15.29      10,577.05
                                                                                         16.46       4,030.50
                                                                                         15.15         883.92
                                                                                         17.56           0.00
                                                                                         18.50           0.00
                                                                                         17.81           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))...................................................        21.11      25,251.33
                                                                                         23.67      22,020.24
                                                                                         21.74      17,112.56
                                                                                         24.63      15,425.47
                                                                                         27.07           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................         8.05       3,545.72
                                                                                          8.77       6,822.77
                                                                                          8.56       7,339.09
                                                                                          9.57       4,259.23
                                                                                         10.47           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        13.95      35,815.76
                                                                                         12.74      28,497.50
                                                                                         13.66      24,455.64
                                                                                         18.63       4,985.15
                                                                                         18.47       1,920.59
                                                                                         17.21         247.81
                                                                                         15.45           0.00
                                                                                         21.22           0.00
                                                                                         22.93           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        11.04      35,055.02
                                                                                         11.93           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Neuberger Berman Genesis Investment Division (Class B)........................ 2009          11.76          13.01      78,427.33
                                                                               2010          13.01          15.50      71,819.20
                                                                               2011          15.50          16.04      37,288.47
                                                                               2012          16.04          17.27      17,454.71
                                                                               2013          17.27          23.42       9,922.36
                                                                               2014          23.42          22.91       1,476.33
                                                                               2015          22.91          22.57           0.00
                                                                               2016          22.57          26.22           0.00
                                                                               2017          26.22          29.71           0.00
                                                                               2018          29.71          27.11           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................ 2009           9.20          12.34      20,880.98
                                                                               2010          12.34          14.88      17,578.79
                                                                               2011          14.88          13.83      12,222.24
                                                                               2012          13.83          14.29       7,105.46
                                                                               2013          14.29          15.47           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2009           6.54           8.51       1,867.62
                                                                               2010           8.51           8.99       1,657.67
                                                                               2011           8.99           8.22       2,064.61
                                                                               2012           8.22           9.85         914.81
                                                                               2013           9.85          10.46           0.00
Oppenheimer Global Equity Investment Division* (Class B)...................... 2009          11.17          15.32      65,780.18
                                                                               2010          15.32          17.43      60,043.00
                                                                               2011          17.43          15.66      54,762.86
                                                                               2012          15.66          18.62      25,314.02
                                                                               2013          18.62          23.23       6,568.96
                                                                               2014          23.23          23.28       2,933.58
                                                                               2015          23.28          23.74       1,176.65
                                                                               2016          23.74          23.35           0.00
                                                                               2017          23.35          31.33           0.00
                                                                               2018          31.33          26.69           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).... 2014           0.99           1.03           0.00
                                                                               2015           1.03           0.95      12,057.57
                                                                               2016           0.95           1.04           0.00
                                                                               2017           1.04           1.15           0.00
                                                                               2018           1.15           1.04           0.00
PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006)....... 2009          10.82          12.53     199,402.13
                                                                               2010          12.53          13.25     173,863.50
                                                                               2011          13.25          14.45      93,195.87
                                                                               2012          14.45          15.47      81,499.24
                                                                               2013          15.47          13.77      35,222.21
                                                                               2014          13.77          13.91      19,188.81
                                                                               2015          13.91          13.22      10,153.15
                                                                               2016          13.22          13.62       1,107.97
                                                                               2017          13.62          13.83         939.50
                                                                               2018          13.83          13.24         782.80
PIMCO Total Return Investment Division (Class B).............................. 2009          12.68          14.69     278,755.04
                                                                               2010          14.69          15.59     287,166.30
                                                                               2011          15.59          15.78     215,060.45
                                                                               2012          15.78          16.92     116,709.73
                                                                               2013          16.92          16.28      38,809.98
                                                                               2014          16.28          16.64      16,577.26
                                                                               2015          16.64          16.33       3,270.82
                                                                               2016          16.33          16.44           0.00
                                                                               2017          16.44          16.86           0.00
                                                                               2018          16.86          16.50           0.00
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06      78,452.00
                                                                               2013           1.06           1.15      60,275.52
                                                                               2014           1.15           1.21       9,748.42
                                                                               2015           1.21           1.18           0.00
                                                                               2016           1.18           1.22           0.00
                                                                               2017           1.22           1.37           0.00
                                                                               2018           1.37           1.22           0.00
Schroders Global Multi-Asset Investment Division (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.71       3,111.23
                                                                               2014          10.71          11.42           0.00
                                                                               2015          11.42          11.06           0.00
                                                                               2016          11.06          11.35           0.00
                                                                               2017          11.35          12.97           0.00
                                                                               2018          12.97          12.39           0.00
SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)........... 2009           8.43          10.33       9,215.28
                                                                               2010          10.33          11.37      71,259.10
                                                                               2011          11.37          11.28      74,525.86

                                     PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                          1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                  BEGINNING OF                   NUMBER OF
                                                                                      YEAR        END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                          2012          11.28          12.49      68,749.30
                                                                          2013          12.49          13.84      33,071.05
                                                                          2014          13.84          14.37           0.00
                                                                          2015          14.37          13.82           0.00
                                                                          2016          13.82          14.34           0.00
                                                                          2017          14.34          16.31           0.00
                                                                          2018          16.31          14.96           0.00
SSGA Growth ETF Investment Division (Class B) (5/1/2006)................. 2009           7.73           9.79      14,430.38
                                                                          2010           9.79          10.96      13,232.80
                                                                          2011          10.96          10.53       4,090.64
                                                                          2012          10.53          11.88       3,853.07
                                                                          2013          11.88          13.77       3,645.54
                                                                          2014          13.77          14.23       3,441.11
                                                                          2015          14.23          13.64           0.00
                                                                          2016          13.64          14.31         680.08
                                                                          2017          14.31          16.80         680.08
                                                                          2018          16.80          15.04         680.08
T. Rowe Price Large Cap Growth Investment Division (Class B)............. 2009           8.26          11.59      76,806.36
                                                                          2010          11.59          13.28      65,184.74
                                                                          2011          13.28          12.86      44,916.98
                                                                          2012          12.86          14.97      29,339.24
                                                                          2013          14.97          20.38      30,452.80
                                                                          2014          20.38          21.76       9,352.54
                                                                          2015          21.76          23.60       1,001.03
                                                                          2016          23.60          23.51           0.00
                                                                          2017          23.51          30.79           0.00
                                                                          2018          30.79          29.86           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................ 2009           3.37           5.25     152,166.36
                                                                          2010           5.25           6.58     201,702.73
                                                                          2011           6.58           5.82     129,849.26
                                                                          2012           5.82           6.40      95,941.70
                                                                          2013           6.40           6.68           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............... 2009           5.57           7.96     296,892.75
                                                                          2010           7.96           9.97     200,238.24
                                                                          2011           9.97           9.62     154,367.10
                                                                          2012           9.62          10.73     103,034.02
                                                                          2013          10.73          14.38      39,639.06
                                                                          2014          14.38          15.92      11,990.00
                                                                          2015          15.92          16.66       2,637.58
                                                                          2016          16.66          17.36           0.00
                                                                          2017          17.36          21.25           0.00
                                                                          2018          21.25          20.39           0.00
T. Rowe Price Small Cap Growth Investment Division (Class B)............. 2009           9.41          12.80      82,593.13
                                                                          2010          12.80          16.91      41,560.02
                                                                          2011          16.91          16.84      27,898.70
                                                                          2012          16.84          19.15      23,378.94
                                                                          2013          19.15          27.09       9,855.10
                                                                          2014          27.09          28.34       5,559.23
                                                                          2015          28.34          28.50       2,558.49
                                                                          2016          28.50          31.17           0.00
                                                                          2017          31.17          37.48           0.00
                                                                          2018          37.48          34.28           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Neuberger Berman Mid Cap Value Investment Division (Class B))............ 2009          13.12          19.02     107,911.47
                                                                          2010          19.02          23.53      98,102.55
                                                                          2011          23.53          21.54      68,129.20
                                                                          2012          21.54          23.79           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)............. 2012          23.67          24.25      35,530.37
                                                                          2013          24.25          31.01      12,864.38
                                                                          2014          31.01          33.36       4,214.84
                                                                          2015          33.36          29.79       2,322.58
                                                                          2016          29.79          33.76       1,939.22
                                                                          2017          33.76          36.27       2,019.06
                                                                          2018          36.27          31.97           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)....................................................... 2009          16.46          21.31      63,239.55
                                                                          2010          21.31          23.51      66,545.80
                                                                          2011          23.51          24.41      45,823.13
                                                                          2012          24.41          26.66      24,468.72
                                                                          2013          26.66          26.37       6,499.39
                                                                          2014          26.37          27.24       2,050.59
                                                                          2015          27.24          26.20         568.47
                                                                          2016          26.20          27.84           0.00

                                    PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                         1.90 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2017          27.84          29.48           0.00
                                                                         2018          29.48          27.76           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))..................................................... 2009          14.49          19.44      76,694.15
                                                                         2010          19.44          21.55     105,716.88
                                                                         2011          21.55          22.09      75,538.38
                                                                         2012          22.09          24.48      59,428.51
                                                                         2013          24.48          25.93      14,121.56
                                                                         2014          25.93          26.67       4,175.70
                                                                         2015          26.67          25.60           0.00
                                                                         2016          25.60          26.34           0.00
Western Asset Management U.S. Government Investment Division (Class B).. 2009          15.16          15.48      95,813.80
                                                                         2010          15.48          16.02     115,043.54
                                                                         2011          16.02          16.55      62,418.05
                                                                         2012          16.55          16.73      29,395.25
                                                                         2013          16.73          16.27      14,311.98
                                                                         2014          16.27          16.37       9,893.56
                                                                         2015          16.37          16.11       4,443.04
                                                                         2016          16.11          15.97         234.94
                                                                         2017          15.97          15.93         199.22
                                                                         2018          15.93          15.74         165.99





                                                                                         AT 2.15 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2009          12.95          14.30      64,796.29
                                                                                2010          14.30          14.90      78,339.43
                                                                                2011          14.90          15.48      45,705.08
                                                                                2012          15.48          15.96      37,536.59
                                                                                2013          15.96          15.28      18,258.65
                                                                                2014          15.28          15.75       7,623.88
                                                                                2015          15.75          15.46       6,614.12
                                                                                2016          15.46          15.57       5,062.85
                                                                                2017          15.57          15.80       5,555.58
                                                                                2018          15.80          15.35           0.00
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          15.27          23.59     205,394.06
                                                                                2010          23.59          28.27     179,942.97
                                                                                2011          28.27          22.37     135,671.51
                                                                                2012          22.37          25.87      94,806.63
                                                                                2013          25.87          32.48      40,628.31
                                                                                2014          32.48          32.47      17,539.47
                                                                                2015          32.47          31.86       4,905.12
                                                                                2016          31.86          31.84       1,376.59
                                                                                2017          31.84          39.23       1,257.28
                                                                                2018          39.23          34.34          96.59
American Funds Growth Investment Division (Class 2)............................ 2009          83.48         110.44      72,056.94
                                                                                2010         110.44         128.29      61,480.91
                                                                                2011         128.29         120.19      44,590.62
                                                                                2012         120.19         138.67      30,307.69
                                                                                2013         138.67         176.57      13,018.56
                                                                                2014         176.57         187.52       6,807.51
                                                                                2015         187.52         196.12       3,668.04
                                                                                2016         196.12         210.16         411.03
                                                                                2017         210.16         263.91         364.70
                                                                                2018         263.91         257.62          20.24
American Funds Growth-Income Investment Division (Class 2 ).................... 2009          62.91          78.38      61,099.94
                                                                                2010          78.38          85.48      54,880.32
                                                                                2011          85.48          82.14      38,087.95
                                                                                2012          82.14          94.44      23,363.24
                                                                                2013          94.44         123.39      12,436.17
                                                                                2014         123.39         133.61       5,114.12
                                                                                2015         133.61         132.67       3,071.36
                                                                                2016         132.67         144.81         712.33
                                                                                2017         144.81         173.47         664.86
                                                                                2018         173.47         166.72          30.66

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                                 1.95 SEPARATE ACCOUNT CHARGE
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.16          10.47           0.00
                                                                             2013          10.47          11.41           0.00
                                                                             2014          11.41          12.01           0.00
                                                                             2015          12.01          11.85           0.00
                                                                             2016          11.85          12.04           0.00
                                                                             2017          12.04          13.41           0.00
                                                                             2018          13.41          12.23           0.00
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2009          13.06          14.40       5,174.78
                                                                             2010          14.40          15.01          68.28
                                                                             2011          15.01          15.59           0.00
                                                                             2012          15.59          16.09           0.00
                                                                             2013          16.09          15.41           0.00
                                                                             2014          15.41          15.89           0.00
                                                                             2015          15.89          15.60           0.00
                                                                             2016          15.60          15.73           0.00
                                                                             2017          15.73          15.96           0.00
                                                                             2018          15.96          15.52           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2009          15.02          23.73      13,830.25
                                                                             2010          23.73          28.45       2,822.83
                                                                             2011          28.45          22.52           0.00
                                                                             2012          22.52          26.06           0.00
                                                                             2013          26.06          32.74           0.00
                                                                             2014          32.74          32.74           0.00
                                                                             2015          32.74          32.14           0.00
                                                                             2016          32.14          32.14           0.00
                                                                             2017          32.14          39.62           0.00
                                                                             2018          39.62          34.70           0.00
American Funds Growth Investment Division+ (Class 2)........................ 2009          81.91         111.83       8,661.00
                                                                             2010         111.83         129.96       2,879.17
                                                                             2011         129.96         121.82           0.00
                                                                             2012         121.82         140.62           0.00
                                                                             2013         140.62         179.15           0.00
                                                                             2014         179.15         190.35           0.00
                                                                             2015         190.35         199.18           0.00
                                                                             2016         199.18         213.55           0.00
                                                                             2017         213.55         268.29           0.00
                                                                             2018         268.29         262.03           0.00
American Funds Growth-Income Investment Division+ (Class 2)................. 2009          61.76          79.37       8,549.43
                                                                             2010          79.37          86.60       1,125.13
                                                                             2011          86.60          83.25           0.00
                                                                             2012          83.25          95.76           0.00
                                                                             2013          95.76         125.19           0.00
                                                                             2014         125.19         135.63           0.00
                                                                             2015         135.63         134.74           0.00
                                                                             2016         134.74         147.14           0.00
                                                                             2017         147.14         176.35           0.00
                                                                             2018         176.35         169.58           0.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.98           8.85      21,392.53
                                                                             2010           8.85           9.74       4,022.44
                                                                             2011           9.74           9.35           0.00
                                                                             2012           9.35          10.41           0.00
                                                                             2013          10.41          12.10           0.00
                                                                             2014          12.10          12.58           0.00
                                                                             2015          12.58          12.25           0.00
                                                                             2016          12.25          12.96           0.00
                                                                             2017          12.96          14.85           0.00
                                                                             2018          14.85          13.93           0.00
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.33           8.32       4,927.47
                                                                             2010           8.32           9.26       6,828.59
                                                                             2011           9.26           8.66           0.00
                                                                             2012           8.66           9.86           0.00
                                                                             2013           9.86          12.10           0.00
                                                                             2014          12.10          12.62           0.00
                                                                             2015          12.62          12.28           0.00
                                                                             2016          12.28          13.13           0.00
                                                                             2017          13.13          15.62           0.00
                                                                             2018          15.62          14.44           0.00
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.65           9.26       2,841.49
                                                                             2010           9.26           9.98       2,817.04
                                                                             2011           9.98           9.81       2,785.75
                                                                             2012           9.81          10.66       2,755.20

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.66          11.87       2,726.80
                                                                               2014          11.87          12.35       2,698.75
                                                                               2015          12.35          12.02       2,670.99
                                                                               2016          12.02          12.62           0.00
                                                                               2017          12.62          13.98           0.00
                                                                               2018          13.98          13.24           0.00
AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)............ 2012          11.09          11.45           0.00
                                                                               2013          11.45          10.85           0.00
                                                                               2014          10.85          11.06           0.00
                                                                               2015          11.06           9.81           0.00
                                                                               2016           9.81          10.48           0.00
                                                                               2017          10.48          11.29           0.00
                                                                               2018          11.29          10.37           0.00
Baillie Gifford International Stock Investment Division (Class B)............. 2009           9.71          11.61       3,066.43
                                                                               2010          11.61          12.17       3,108.75
                                                                               2011          12.17           9.53       2,877.52
                                                                               2012           9.53          11.15         359.21
                                                                               2013          11.15          12.59           0.00
                                                                               2014          12.59          11.94           0.00
                                                                               2015          11.94          11.45           0.00
                                                                               2016          11.45          11.80           0.00
                                                                               2017          11.80          15.61           0.00
                                                                               2018          15.61          12.68           0.00
BlackRock Bond Income Investment Division (Class B)........................... 2009          40.08          42.91       2,214.04
                                                                               2010          42.91          45.48       2,231.78
                                                                               2011          45.48          47.42       3,282.15
                                                                               2012          47.42          49.88       2,042.85
                                                                               2013          49.88          48.43          23.53
                                                                               2014          48.43          50.73           0.00
                                                                               2015          50.73          49.91           0.00
                                                                               2016          49.91          50.35           0.00
                                                                               2017          50.35          51.28           0.00
                                                                               2018          51.28          49.98           0.00
BlackRock Capital Appreciation Investment Division (Class B).................. 2009          18.48          24.74       1,465.53
                                                                               2010          24.74          28.98       2,087.78
                                                                               2011          28.98          25.82       1,211.60
                                                                               2012          25.82          28.88         866.78
                                                                               2013          28.88          37.93         807.29
                                                                               2014          37.93          40.41         760.71
                                                                               2015          40.41          42.01         427.68
                                                                               2016          42.01          41.14         427.98
                                                                               2017          41.14          53.90         374.06
                                                                               2018          53.90          54.00           0.00
BlackRock Capital Appreciation Investment Division (Class B) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class B) and
before that FI Large Cap Investment Division (Class B)) (5/1/2006)............ 2009           8.96           9.32           0.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(4/30/2012)................................................................... 2012           9.91          10.20           0.00
                                                                               2013          10.20          11.03      14,896.50
                                                                               2014          11.03          11.46      14,501.28
                                                                               2015          11.46          11.23      14,314.51
                                                                               2016          11.23          11.50      14,203.18
                                                                               2017          11.50          12.78           0.00
                                                                               2018          12.78          11.63           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class B)................. 2009          20.77          20.42           0.00
                                                                               2010          20.42          20.03           0.00
                                                                               2011          20.03          19.64           0.00
                                                                               2012          19.64          19.26           0.00
                                                                               2013          19.26          18.89           0.00
                                                                               2014          18.89          18.52           0.00
                                                                               2015          18.52          18.17           0.00
                                                                               2016          18.17          17.83           0.00
                                                                               2017          17.83          17.60           0.00
                                                                               2018          17.60          17.53           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Aggressive Allocation Investment Division (Class B)) (5/1/2005)....... 2009           7.45           9.60       3,962.71
                                                                               2010           9.60          10.90       3,935.14
                                                                               2011          10.90          11.80           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B)................ 2011          11.76          10.03           0.00
                                                                               2012          10.03          11.49           0.00
                                                                               2013          11.49          14.59           0.00
                                                                               2014          14.59          15.04           0.00
                                                                               2015          15.04          14.45           0.00
                                                                               2016          14.45          15.44           0.00

                                                                                       BEGINNING OF                  NUMBER OF
PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II                                          YEAR        END OF YEAR   ACCUMULATION
1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2017          15.44          18.62           0.00
                                                                                2018          18.62          16.42           0.00
Brighthouse Asset Allocation 20 Investment Division (Class B) (5/1/2005)....... 2009           9.34          11.05      14,688.07
                                                                                2010          11.05          11.92      12,086.59
                                                                                2011          11.92          12.07      11,995.41
                                                                                2012          12.07          12.93       6,184.08
                                                                                2013          12.93          13.22           0.00
                                                                                2014          13.22          13.54           0.00
                                                                                2015          13.54          13.20           0.00
                                                                                2016          13.20          13.54           0.00
                                                                                2017          13.54          14.20           0.00
                                                                                2018          14.20          13.56           0.00
Brighthouse Asset Allocation 40 Investment Division (Class B) (5/1/2005)....... 2009           8.88          10.77      45,917.24
                                                                                2010          10.77          11.78      41,078.37
                                                                                2011          11.78          11.68      40,818.73
                                                                                2012          11.68          12.76      39,824.79
                                                                                2013          12.76          13.89      23,248.55
                                                                                2014          13.89          14.29      21,199.23
                                                                                2015          14.29          13.86       3,183.89
                                                                                2016          13.86          14.42       3,181.66
                                                                                2017          14.42          15.65       2,518.86
                                                                                2018          15.65          14.67       2,516.92
Brighthouse Asset Allocation 60 Investment Division (Class B) (5/1/2005)....... 2009           8.41          10.43      63,410.49
                                                                                2010          10.43          11.58      55,578.32
                                                                                2011          11.58          11.20      47,889.21
                                                                                2012          11.20          12.44      44,871.47
                                                                                2013          12.44          14.39      33,396.29
                                                                                2014          14.39          14.83      10,005.06
                                                                                2015          14.83          14.36       4,598.61
                                                                                2016          14.36          15.08       4,372.25
                                                                                2017          15.08          16.97       4,155.61
                                                                                2018          16.97          15.62       3,924.66
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............. 2013          11.31          12.84           0.00
                                                                                2014          12.84          12.77           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (5/1/2005)....... 2009           7.93          10.04     100,187.57
                                                                                2010          10.04          11.30      91,521.14
                                                                                2011          11.30          10.66      90,387.04
                                                                                2012          10.66          12.06      70,425.54
                                                                                2013          12.06          14.71      68,830.38
                                                                                2014          14.71          15.18      43,637.55
                                                                                2015          15.18          14.63           0.00
                                                                                2016          14.63          15.52           0.00
                                                                                2017          15.52          18.13           0.00
                                                                                2018          18.13          16.34           0.00
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife
Growth Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)......... 2009           7.00           8.83      23,527.52
                                                                                2010           8.83           9.53      23,401.32
                                                                                2011           9.53           9.18           0.00
                                                                                2012           9.18          10.45           0.00
                                                                                2013          10.45          11.24           0.00
Brighthouse Balanced Plus Investment Division (Class B) (4/30/2012)............ 2012           9.94          10.36           0.00
                                                                                2013          10.36          11.62           0.00
                                                                                2014          11.62          12.50           0.00
                                                                                2015          12.50          11.76           0.00
                                                                                2016          11.76          12.49           0.00
                                                                                2017          12.49          14.50           0.00
                                                                                2018          14.50          13.17           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class B)................ 2009          17.46          24.18       2,232.38
                                                                                2010          24.18          27.21       1,961.54
                                                                                2011          27.21          28.42       1,533.54
                                                                                2012          28.42          31.10         436.33
                                                                                2013          31.10          41.63         337.24
                                                                                2014          41.63          41.51         280.84
                                                                                2015          41.51          36.77           0.00
                                                                                2016          36.77          44.23           0.00
                                                                                2017          44.23          48.82           0.00
                                                                                2018          48.82          41.45           0.00
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (5/2/2011)........................................................... 2011           9.98           9.73       9,298.29
                                                                                2012           9.73           9.96       9,195.08
                                                                                2013           9.96           9.88           0.00
                                                                                2014           9.88           9.79           0.00

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015           9.79
                                                                                  2016           9.54
                                                                                  2017           9.65
                                                                                  2018           9.59
Brighthouse/Wellington Balanced Investment Division (Class B).................... 2009          28.61
                                                                                  2010          32.82
                                                                                  2011          35.19
                                                                                  2012          35.75
                                                                                  2013          39.30
                                                                                  2014          46.36
                                                                                  2015          50.14
                                                                                  2016          50.30
                                                                                  2017          52.65
                                                                                  2018          59.31
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................ 2009          21.34
                                                                                  2010          27.55
                                                                                  2011          30.18
                                                                                  2012          28.34
                                                                                  2013          31.29
                                                                                  2014          40.93
                                                                                  2015          44.29
                                                                                  2016          44.37
                                                                                  2017          46.58
                                                                                  2018          54.28
Brighthouse/Wellington Large Cap Research Investment Division (Class B).......... 2009          42.31
                                                                                  2010          49.46
                                                                                  2011          54.54
                                                                                  2012          53.63
                                                                                  2013          59.64
                                                                                  2014          78.55
                                                                                  2015          87.43
                                                                                  2016          89.60
                                                                                  2017          95.14
                                                                                  2018         113.78
Clarion Global Real Estate Investment Division (Class B)......................... 2009           9.13
                                                                                  2010          12.07
                                                                                  2011          13.74
                                                                                  2012          12.72
                                                                                  2013          15.72
                                                                                  2014          15.96
                                                                                  2015          17.73
                                                                                  2016          17.15
                                                                                  2017          16.96
                                                                                  2018          18.43
ClearBridge Aggressive Growth Investment Division (Class B)...................... 2009           4.52
                                                                                  2010           5.89
                                                                                  2011           7.15
                                                                                  2012           7.24
                                                                                  2013           8.42
                                                                                  2014          12.02
                                                                                  2015          14.02
                                                                                  2016          13.19
                                                                                  2017          13.28
                                                                                  2018          15.42
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008)....... 2009          88.29
                                                                                  2010         123.70
                                                                                  2011         132.71
                                                                                  2012         120.33
                                                                                  2013         144.56
                                                                                  2014         182.58
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))............... 2009           3.94
                                                                                  2010           5.34
                                                                                  2011           5.62
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)........................................................... 2012          10.71
                                                                                  2013          10.83
                                                                                  2014          10.14
                                                                                  2015          10.70
                                                                                  2016          10.54



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                          9.54           0.00
                                                                                          9.65           0.00
                                                                                          9.59           0.00
                                                                                          9.44           0.00
Brighthouse/Wellington Balanced Investment Division (Class B)....................        32.82          45.44
                                                                                         35.19          49.10
                                                                                         35.75          45.43
                                                                                         39.30           0.00
                                                                                         46.36           0.00
                                                                                         50.14           0.00
                                                                                         50.30           0.00
                                                                                         52.65           0.00
                                                                                         59.31           0.00
                                                                                         55.82           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................        27.55       5,267.11
                                                                                         30.18       8,101.24
                                                                                         28.34       5,112.61
                                                                                         31.29       2,583.09
                                                                                         40.93         521.51
                                                                                         44.29         427.24
                                                                                         44.37         400.97
                                                                                         46.58         397.48
                                                                                         54.28         379.97
                                                                                         53.04           0.00
Brighthouse/Wellington Large Cap Research Investment Division (Class B)..........        49.46          88.20
                                                                                         54.54          87.94
                                                                                         53.63         359.92
                                                                                         59.64         272.93
                                                                                         78.55         224.59
                                                                                         87.43           0.00
                                                                                         89.60           0.00
                                                                                         95.14           0.00
                                                                                        113.78           0.00
                                                                                        104.52           0.00
Clarion Global Real Estate Investment Division (Class B).........................        12.07      23,593.95
                                                                                         13.74      10,412.69
                                                                                         12.72       6,829.78
                                                                                         15.72       1,981.57
                                                                                         15.96         656.59
                                                                                         17.73         654.89
                                                                                         17.15         135.94
                                                                                         16.96         142.65
                                                                                         18.43         154.99
                                                                                         16.50           0.00
ClearBridge Aggressive Growth Investment Division (Class B)......................         5.89       4,032.99
                                                                                          7.15       3,833.31
                                                                                          7.24       7,100.97
                                                                                          8.42       4,482.43
                                                                                         12.02           0.00
                                                                                         14.02           0.00
                                                                                         13.19           0.00
                                                                                         13.28           0.00
                                                                                         15.42           0.00
                                                                                         14.06           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008).......       123.70       1,025.61
                                                                                        132.71         561.85
                                                                                        120.33         512.24
                                                                                        144.56         449.33
                                                                                        182.58          94.92
                                                                                        189.80           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))...............         5.34       4,783.40
                                                                                          5.62       4,766.42
                                                                                          5.96           0.00
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)...........................................................        10.83           0.00
                                                                                         10.14           0.00
                                                                                         10.70           0.00
                                                                                         10.54           0.00
                                                                                         10.47           0.00

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                           1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2017          10.47          10.54           0.00
                                                                             2018          10.54          10.33           0.00
Frontier Mid Cap Growth Investment Division (Class B)....................... 2009          24.04          35.14       2,343.36
                                                                             2010          35.14          39.63         786.82
                                                                             2011          39.63          37.61         943.93
                                                                             2012          37.61          40.82         937.25
                                                                             2013          40.82          53.02         613.59
                                                                             2014          53.02          57.65         296.86
                                                                             2015          57.65          58.01           0.00
                                                                             2016          58.01          59.82           0.00
                                                                             2017          59.82          73.30           0.00
                                                                             2018          73.30          67.63           0.00
Harris Oakmark International Investment Division (Class B).................. 2009          10.92          16.60       8,667.90
                                                                             2010          16.60          18.96       6,963.23
                                                                             2011          18.96          15.94       7,022.42
                                                                             2012          15.94          20.20       3,754.33
                                                                             2013          20.20          25.86         968.57
                                                                             2014          25.86          23.89         552.00
                                                                             2015          23.89          22.37         543.41
                                                                             2016          22.37          23.73         555.03
                                                                             2017          23.73          30.36         466.17
                                                                             2018          30.36          22.63           0.00
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04           0.00
                                                                             2013           1.04           1.04           0.00
                                                                             2014           1.04           1.07           0.00
                                                                             2015           1.07           1.01           0.00
                                                                             2016           1.01           1.11           0.00
                                                                             2017           1.11           1.19           0.00
                                                                             2018           1.19           1.10           0.00
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           9.30          12.21       4,222.28
                                                                             2010          12.21          15.11       4,088.60
                                                                             2011          15.11          14.66       2,944.17
                                                                             2012          14.66          17.00       2,934.59
                                                                             2013          17.00          23.37         816.44
                                                                             2014          23.37          24.73           0.00
                                                                             2015          24.73          23.84           0.00
                                                                             2016          23.84          26.05           0.00
                                                                             2017          26.05          32.02           0.00
                                                                             2018          32.02          28.56           0.00
Jennison Growth Investment Division (Class B)............................... 2009           3.23           4.43       2,358.23
                                                                             2010           4.43           4.83       2,350.37
                                                                             2011           4.83           4.75           0.00
                                                                             2012           4.75           5.38       4,980.40
                                                                             2013           5.38           7.22           0.00
                                                                             2014           7.22           7.70           0.00
                                                                             2015           7.70           8.35           0.00
                                                                             2016           8.35           8.18           0.00
                                                                             2017           8.18          10.99           0.00
                                                                             2018          10.99          10.78           0.00
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)) (5/1/2005).............. 2009           5.26           7.42       7,634.67
                                                                             2010           7.42           7.96       6,549.82
                                                                             2011           7.96           7.70       5,518.67
                                                                             2012           7.70           8.65           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04           0.00
                                                                             2013           1.04           1.13           0.00
                                                                             2014           1.13           1.19           0.00
                                                                             2015           1.19           1.18           0.00
                                                                             2016           1.18           1.19           0.00
                                                                             2017           1.19           1.36           0.00
                                                                             2018           1.36           1.24           0.00
JPMorgan Global Active Allocation Investment Division (Class B) (formerly
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014))...................................................... 2014           0.99           1.03           0.00
                                                                             2015           1.03           1.00           0.00
                                                                             2016           1.00           1.00           0.00
                                                                             2017           1.00           1.14           0.00
                                                                             2018           1.14           1.10           0.00
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)...... 2013          14.77          16.17           0.00
                                                                             2014          16.17          16.41           0.00
                                                                             2015          16.41          16.29           0.00
                                                                             2016          16.29          16.74           0.00
                                                                             2017          16.74          20.19           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2018          20.19          18.73           0.00
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2009           7.95           9.97       3,262.51
                                                                              2010           9.97          10.93           5.08
                                                                              2011          10.93          10.95           0.00
                                                                              2012          10.95          12.08           0.00
                                                                              2013          12.08          12.59           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)................... 2009          20.51          26.13       2,836.89
                                                                              2010          26.13          32.60       2,506.91
                                                                              2011          32.60          32.08       1,560.38
                                                                              2012          32.08          35.95         800.40
                                                                              2013          35.95          49.60         375.05
                                                                              2014          49.60          50.34           0.00
                                                                              2015          50.34          48.51           0.00
                                                                              2016          48.51          56.60           0.00
                                                                              2017          56.60          63.81           0.00
                                                                              2018          63.81          55.50           0.00
Loomis Sayles Small Cap Growth Investment Division (Class B)................. 2009           6.20           7.88       6,086.24
                                                                              2010           7.88          10.15       2,347.44
                                                                              2011          10.15          10.23       1,890.28
                                                                              2012          10.23          11.12           0.00
                                                                              2013          11.12          16.19           0.00
                                                                              2014          16.19          16.03           0.00
                                                                              2015          16.03          15.94           0.00
                                                                              2016          15.94          16.58           0.00
                                                                              2017          16.58          20.60           0.00
                                                                              2018          20.60          20.26           0.00
MetLife Aggregate Bond Index Investment Division (Class B)................... 2009          13.60          14.01      21,915.36
                                                                              2010          14.01          14.52      34,159.38
                                                                              2011          14.52          15.27      20,842.41
                                                                              2012          15.27          15.52      11,973.90
                                                                              2013          15.52          14.84       2,576.28
                                                                              2014          14.84          15.35       2,713.23
                                                                              2015          15.35          15.06           0.00
                                                                              2016          15.06          15.09           0.00
                                                                              2017          15.09          15.24           0.00
                                                                              2018          15.24          14.87           0.00
MetLife Mid Cap Stock Index Investment Division (Class B).................... 2009           9.91          13.29      22,517.17
                                                                              2010          13.29          16.42      15,821.37
                                                                              2011          16.42          15.75       9,110.36
                                                                              2012          15.75          18.12       1,865.81
                                                                              2013          18.12          23.61         496.78
                                                                              2014          23.61          25.29         492.14
                                                                              2015          25.29          24.15           0.00
                                                                              2016          24.15          28.46           0.00
                                                                              2017          28.46          32.27           0.00
                                                                              2018          32.27          28.00           0.00
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B)............... 2009           8.99          11.32      37,732.20
                                                                              2010          11.32          11.98      33,466.81
                                                                              2011          11.98          10.26      20,201.54
                                                                              2012          10.26          11.88       2,413.63
                                                                              2013          11.88          14.15         910.18
                                                                              2014          14.15          13.01       1,001.27
                                                                              2015          13.01          12.60           0.00
                                                                              2016          12.60          12.48           0.00
                                                                              2017          12.48          15.25           0.00
                                                                              2018          15.25          12.85           0.00
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).. 2013           1.07           1.12           0.00
                                                                              2014           1.12           1.20           0.00
                                                                              2015           1.20           1.16           0.00
                                                                              2016           1.16           1.19           0.00
                                                                              2017           1.19           1.35           0.00
                                                                              2018           1.35           1.22           0.00
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B)............ 2009          11.02          13.58      10,719.48
                                                                              2010          13.58          16.86       9,522.18
                                                                              2011          16.86          15.83       4,593.59
                                                                              2012          15.83          18.01         448.23
                                                                              2013          18.01          24.41         291.53
                                                                              2014          24.41          25.09         294.98
                                                                              2015          25.09          23.50           0.00
                                                                              2016          23.50          27.87           0.00
                                                                              2017          27.87          31.27           0.00
                                                                              2018          31.27          27.23           0.00
MetLife Stock Index Investment Division (Class B)............................ 2009          24.82          30.65      23,911.63

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2010          30.65
                                                                                  2011          34.42
                                                                                  2012          34.31
                                                                                  2013          38.83
                                                                                  2014          50.15
                                                                                  2015          55.63
                                                                                  2016          55.05
                                                                                  2017          60.13
                                                                                  2018          71.50
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           9.74
                                                                                  2010          12.57
                                                                                  2011          13.74
                                                                                  2012          12.03
                                                                                  2013          13.76
                                                                                  2014          16.10
                                                                                  2015          14.69
                                                                                  2016          14.15
                                                                                  2017          13.76
                                                                                  2018          17.29
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          31.22
                                                                                  2010          36.22
                                                                                  2011          39.01
                                                                                  2012          39.08
                                                                                  2013          42.65
                                                                                  2014          49.65
                                                                                  2015          52.77
                                                                                  2016          51.54
                                                                                  2017          55.06
                                                                                  2018          60.57
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           8.63
                                                                                  2010          10.21
                                                                                  2011          11.13
                                                                                  2012          10.98
                                                                                  2013          12.53
                                                                                  2014          16.64
                                                                                  2015          18.04
                                                                                  2016          17.62
                                                                                  2017          19.72
                                                                                  2018          22.74
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           9.04
                                                                                  2010           9.85
                                                                                  2011          10.52
                                                                                  2012          10.53
                                                                                  2013          11.77
                                                                                  2014          15.20
                                                                                  2015          16.36
                                                                                  2016          15.05
                                                                                  2017          17.43
                                                                                  2018          18.35
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))................................................... 2009          17.57
                                                                                  2010          20.93
                                                                                  2011          23.46
                                                                                  2012          21.54
                                                                                  2013          24.39
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................ 2009           6.57
                                                                                  2010           8.05
                                                                                  2011           8.76
                                                                                  2012           8.55
                                                                                  2013           9.55
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          11.97
                                                                                  2011          13.85
                                                                                  2012          12.64
                                                                                  2013          13.55
                                                                                  2014          18.47
                                                                                  2015          18.30
                                                                                  2016          17.05
                                                                                  2017          15.30
                                                                                  2018          21.00
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.37
                                                                                  2010          10.97



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         34.42      23,499.57
                                                                                         34.31      13,420.07
                                                                                         38.83       3,719.20
                                                                                         50.15       1,918.94
                                                                                         55.63       1,555.19
                                                                                         55.05           0.00
                                                                                         60.13           0.00
                                                                                         71.50           0.00
                                                                                         66.72           0.00
MFS(Reg. TM) Research International Investment Division (Class B)................        12.57       7,908.64
                                                                                         13.74       8,798.21
                                                                                         12.03       7,793.39
                                                                                         13.76       4,054.04
                                                                                         16.10       1,168.43
                                                                                         14.69           0.00
                                                                                         14.15           0.00
                                                                                         13.76           0.00
                                                                                         17.29           0.00
                                                                                         14.58           0.00
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        36.22       1,381.73
                                                                                         39.01       1,233.88
                                                                                         39.08         711.40
                                                                                         42.65         176.35
                                                                                         49.65          23.46
                                                                                         52.77           0.00
                                                                                         51.54           0.00
                                                                                         55.06           0.00
                                                                                         60.57           0.00
                                                                                         55.94           0.00
MFS(Reg. TM) Value Investment Division (Class B).................................        10.21       1,084.11
                                                                                         11.13       1,085.98
                                                                                         10.98         874.08
                                                                                         12.53         272.38
                                                                                         16.64           0.00
                                                                                         18.04           0.00
                                                                                         17.62           0.00
                                                                                         19.72           0.00
                                                                                         22.74           0.00
                                                                                         20.02           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................         9.85       6,791.97
                                                                                         10.52       6,785.14
                                                                                         10.53       5,420.96
                                                                                         11.77       2,280.14
                                                                                         15.20           0.00
                                                                                         16.36           0.00
                                                                                         15.05           0.00
                                                                                         17.43           0.00
                                                                                         18.35           0.00
                                                                                         17.67           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))...................................................        20.93       1,043.64
                                                                                         23.46         960.75
                                                                                         21.54         960.23
                                                                                         24.39         417.02
                                                                                         26.80           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................         8.05           0.00
                                                                                          8.76           4.93
                                                                                          8.55           0.00
                                                                                          9.55           0.00
                                                                                         10.44           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        13.85       4,386.77
                                                                                         12.64       3,557.79
                                                                                         13.55       1,286.75
                                                                                         18.47         835.01
                                                                                         18.30           0.00
                                                                                         17.05           0.00
                                                                                         15.30           0.00
                                                                                         21.00           0.00
                                                                                         22.68           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        10.97       6,370.06
                                                                                         11.85           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Neuberger Berman Genesis Investment Division (Class B)........................ 2009          11.71          12.95       3,356.03
                                                                               2010          12.95          15.42       4,925.75
                                                                               2011          15.42          15.95       2,506.66
                                                                               2012          15.95          17.17         893.91
                                                                               2013          17.17          23.27           0.00
                                                                               2014          23.27          22.75           0.00
                                                                               2015          22.75          22.39           0.00
                                                                               2016          22.39          26.00           0.00
                                                                               2017          26.00          29.45           0.00
                                                                               2018          29.45          26.86           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................ 2009           9.16          12.29         697.85
                                                                               2010          12.29          14.81         696.53
                                                                               2011          14.81          13.76           0.00
                                                                               2012          13.76          14.21           0.00
                                                                               2013          14.21          15.38           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2009           6.54           8.51           0.00
                                                                               2010           8.51           8.98           3.43
                                                                               2011           8.98           8.20           0.00
                                                                               2012           8.20           9.83           0.00
                                                                               2013           9.83          10.43           0.00
Oppenheimer Global Equity Investment Division* (Class B)...................... 2009          11.10          15.22       9,917.50
                                                                               2010          15.22          17.31       9,756.56
                                                                               2011          17.31          15.55       7,789.52
                                                                               2012          15.55          18.48       7,765.69
                                                                               2013          18.48          23.03           0.00
                                                                               2014          23.03          23.07           0.00
                                                                               2015          23.07          23.52           0.00
                                                                               2016          23.52          23.12           0.00
                                                                               2017          23.12          31.00           0.00
                                                                               2018          31.00          26.40           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).... 2014           0.99           1.03           0.00
                                                                               2015           1.03           0.95           0.00
                                                                               2016           0.95           1.04           0.00
                                                                               2017           1.04           1.15           0.00
                                                                               2018           1.15           1.04           0.00
PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006)....... 2009          10.79          12.49      18,875.01
                                                                               2010          12.49          13.20      21,254.44
                                                                               2011          13.20          14.39      11,386.99
                                                                               2012          14.39          15.40      11,123.20
                                                                               2013          15.40          13.70         843.80
                                                                               2014          13.70          13.83         857.18
                                                                               2015          13.83          13.14         903.35
                                                                               2016          13.14          13.53         862.61
                                                                               2017          13.53          13.72         961.91
                                                                               2018          13.72          13.13           0.00
PIMCO Total Return Investment Division (Class B).............................. 2009          12.63          14.62       6,701.30
                                                                               2010          14.62          15.51      10,881.60
                                                                               2011          15.51          15.69       8,808.87
                                                                               2012          15.69          16.82       7,450.88
                                                                               2013          16.82          16.18       5,582.65
                                                                               2014          16.18          16.53       5,695.01
                                                                               2015          16.53          16.21       5,661.25
                                                                               2016          16.21          16.31       5,519.71
                                                                               2017          16.31          16.72       1,416.69
                                                                               2018          16.72          16.36           0.00
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06           0.00
                                                                               2013           1.06           1.14           0.00
                                                                               2014           1.14           1.21           0.00
                                                                               2015           1.21           1.18           0.00
                                                                               2016           1.18           1.22           0.00
                                                                               2017           1.22           1.37           0.00
                                                                               2018           1.37           1.21           0.00
Schroders Global Multi-Asset Investment Division (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.71           0.00
                                                                               2014          10.71          11.41           0.00
                                                                               2015          11.41          11.05           0.00
                                                                               2016          11.05          11.33           0.00
                                                                               2017          11.33          12.94           0.00
                                                                               2018          12.94          12.35           0.00
SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)........... 2009           8.41          10.31           0.00
                                                                               2010          10.31          11.34           4.19
                                                                               2011          11.34          11.24           0.00

                                     PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                          1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                  BEGINNING OF                   NUMBER OF
                                                                                      YEAR        END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                          2012          11.24          12.44           0.00
                                                                          2013          12.44          13.78           0.00
                                                                          2014          13.78          14.30           0.00
                                                                          2015          14.30          13.75           0.00
                                                                          2016          13.75          14.26           0.00
                                                                          2017          14.26          16.21           0.00
                                                                          2018          16.21          14.86           0.00
SSGA Growth ETF Investment Division (Class B) (5/1/2006)................. 2009           7.71           9.77           0.00
                                                                          2010           9.77          10.94           0.00
                                                                          2011          10.94          10.50           0.00
                                                                          2012          10.50          11.84           0.00
                                                                          2013          11.84          13.71           0.00
                                                                          2014          13.71          14.17           0.00
                                                                          2015          14.17          13.57           0.00
                                                                          2016          13.57          14.23           0.00
                                                                          2017          14.23          16.70           0.00
                                                                          2018          16.70          14.94           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B)............. 2009           8.22          11.53       2,671.40
                                                                          2010          11.53          13.20       2,566.49
                                                                          2011          13.20          12.77       2,459.64
                                                                          2012          12.77          14.86       1,515.71
                                                                          2013          14.86          20.23       2,023.85
                                                                          2014          20.23          21.59         321.48
                                                                          2015          21.59          23.40           0.00
                                                                          2016          23.40          23.30           0.00
                                                                          2017          23.30          30.50           0.00
                                                                          2018          30.50          29.56           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................ 2009           3.35           5.23      33,748.95
                                                                          2010           5.23           6.55      13,473.02
                                                                          2011           6.55           5.79       7,833.97
                                                                          2012           5.79           6.36       4,231.70
                                                                          2013           6.36           6.64           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............... 2009           5.55           7.92       7,989.33
                                                                          2010           7.92           9.92      11,005.59
                                                                          2011           9.92           9.57       5,683.38
                                                                          2012           9.57          10.67       5,441.68
                                                                          2013          10.67          14.29       1,636.66
                                                                          2014          14.29          15.81         156.78
                                                                          2015          15.81          16.54         143.74
                                                                          2016          16.54          17.23         145.62
                                                                          2017          17.23          21.08         131.96
                                                                          2018          21.08          20.21           0.00
T. Rowe Price Small Cap Growth Investment Division (Class B)............. 2009           9.35          12.72       1,554.94
                                                                          2010          12.72          16.80       1,909.33
                                                                          2011          16.80          16.71       1,833.06
                                                                          2012          16.71          19.00       1,339.62
                                                                          2013          19.00          26.86         786.45
                                                                          2014          26.86          28.09          57.94
                                                                          2015          28.09          28.23          55.10
                                                                          2016          28.23          30.86          56.13
                                                                          2017          30.86          37.09          50.86
                                                                          2018          37.09          33.90           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Neuberger Berman Mid Cap Value Investment Division (Class B))............ 2009          13.05          18.92      13,730.02
                                                                          2010          18.92          23.38      11,196.19
                                                                          2011          23.38          21.40      11,493.65
                                                                          2012          21.40          23.63           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)............. 2012          23.51          24.08       7,270.50
                                                                          2013          24.08          30.77       1,794.39
                                                                          2014          30.77          33.09         266.65
                                                                          2015          33.09          29.53          75.83
                                                                          2016          29.53          33.46          78.87
                                                                          2017          33.46          35.92          79.04
                                                                          2018          35.92          31.65           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)....................................................... 2009          16.35          21.14       3,681.09
                                                                          2010          21.14          23.32       3,066.44
                                                                          2011          23.32          24.21       2,957.12
                                                                          2012          24.21          26.42       2,063.79
                                                                          2013          26.42          26.12           0.00
                                                                          2014          26.12          26.97           0.00
                                                                          2015          26.97          25.92           0.00
                                                                          2016          25.92          27.53         213.82

                                    PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                         1.95 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2017          27.53          29.14         224.97
                                                                         2018          29.14          27.43           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))..................................................... 2009          14.40          19.31       8,916.10
                                                                         2010          19.31          21.39       9,152.78
                                                                         2011          21.39          21.92       8,553.00
                                                                         2012          21.92          24.27       8,070.23
                                                                         2013          24.27          25.71         234.72
                                                                         2014          25.71          26.43         227.86
                                                                         2015          26.43          25.35         229.80
                                                                         2016          25.35          26.08           0.00
Western Asset Management U.S. Government Investment Division (Class B).. 2009          15.05          15.36       9,251.24
                                                                         2010          15.36          15.89       4,315.07
                                                                         2011          15.89          16.41       3,893.84
                                                                         2012          16.41          16.58       1,273.90
                                                                         2013          16.58          16.11         508.88
                                                                         2014          16.11          16.20         373.00
                                                                         2015          16.20          15.94         375.69
                                                                         2016          15.94          15.79         368.89
                                                                         2017          15.79          15.75         415.38
                                                                         2018          15.75          15.55           0.00





                                                                                         AT 2.20 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2009          12.87          14.21       3,294.39
                                                                                2010          14.21          14.80       1,798.56
                                                                                2011          14.80          15.36       1,736.53
                                                                                2012          15.36          15.84       1,685.19
                                                                                2013          15.84          15.16         508.47
                                                                                2014          15.16          15.61           0.00
                                                                                2015          15.61          15.31           0.00
                                                                                2016          15.31          15.42           0.00
                                                                                2017          15.42          15.64           0.00
                                                                                2018          15.64          15.19           0.00
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          15.19          23.46      13,910.72
                                                                                2010          23.46          28.09      11,116.09
                                                                                2011          28.09          22.22       9,663.04
                                                                                2012          22.22          25.68       8,149.50
                                                                                2013          25.68          32.23       2,099.55
                                                                                2014          32.23          32.20         507.66
                                                                                2015          32.20          31.58          74.37
                                                                                2016          31.58          31.54          76.50
                                                                                2017          31.54          38.85          72.69
                                                                                2018          38.85          33.99           0.00
American Funds Growth Investment Division (Class 2)............................ 2009          82.45         109.02       8,038.41
                                                                                2010         109.02         126.57       6,730.36
                                                                                2011         126.57         118.53       5,203.87
                                                                                2012         118.53         136.68       3,107.25
                                                                                2013         136.68         173.95         765.59
                                                                                2014         173.95         184.65         348.30
                                                                                2015         184.65         193.02           0.00
                                                                                2016         193.02         206.73           0.00
                                                                                2017         206.73         259.47           0.00
                                                                                2018         259.47         253.17           0.00
American Funds Growth-Income Investment Division (Class 2 ).................... 2009          62.13          77.38       4,491.44
                                                                                2010          77.38          84.34       4,194.37
                                                                                2011          84.34          81.00       3,550.46
                                                                                2012          81.00          93.08       2,340.53
                                                                                2013          93.08         121.56         336.48
                                                                                2014         121.56         131.56           0.00
                                                                                2015         131.56         130.57           0.00
                                                                                2016         130.57         142.45           0.00
                                                                                2017         142.45         170.55           0.00
                                                                                2018         170.55         163.84           0.00

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                                 2.00 SEPARATE ACCOUNT CHARGE
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.15          10.46     389,745.02
                                                                             2013          10.46          11.39     495,711.72
                                                                             2014          11.39          11.99     494,635.79
                                                                             2015          11.99          11.82     500,513.60
                                                                             2016          11.82          12.00     481,320.12
                                                                             2017          12.00          13.37     415,197.45
                                                                             2018          13.37          12.19     358,932.29
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2009          12.98          14.30           0.00
                                                                             2010          14.30          14.90           2.15
                                                                             2011          14.90          15.48           0.00
                                                                             2012          15.48          15.96           0.00
                                                                             2013          15.96          15.28           0.00
                                                                             2014          15.28          15.75           0.00
                                                                             2015          15.75          15.46           0.00
                                                                             2016          15.46          15.57           0.00
                                                                             2017          15.57          15.80           0.00
                                                                             2018          15.80          15.35           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2009          14.94          23.59       3,401.46
                                                                             2010          23.59          28.27       2,989.97
                                                                             2011          28.27          22.37       3,095.31
                                                                             2012          22.37          25.87       3,031.25
                                                                             2013          25.87          32.48       1,972.53
                                                                             2014          32.48          32.47       3,207.16
                                                                             2015          32.47          31.86       2,918.38
                                                                             2016          31.86          31.84       2,290.12
                                                                             2017          31.84          39.23       2,162.26
                                                                             2018          39.23          34.34       2,225.74
American Funds Growth Investment Division+ (Class 2)........................ 2009          80.90         110.39         530.85
                                                                             2010         110.39         128.22         502.06
                                                                             2011         128.22         120.13         478.89
                                                                             2012         120.13         138.60         450.48
                                                                             2013         138.60         176.49         486.93
                                                                             2014         176.49         187.43         540.26
                                                                             2015         187.43         196.03         426.90
                                                                             2016         196.03         210.06         429.33
                                                                             2017         210.06         263.78         421.95
                                                                             2018         263.78         257.50         416.42
American Funds Growth-Income Investment Division+ (Class 2)................. 2009          60.99          78.35       1,779.02
                                                                             2010          78.35          85.44       1,843.67
                                                                             2011          85.44          82.10       1,867.05
                                                                             2012          82.10          94.39       1,514.50
                                                                             2013          94.39         123.33         640.90
                                                                             2014         123.33         133.55         402.21
                                                                             2015         133.55         132.61         300.48
                                                                             2016         132.61         144.74         310.43
                                                                             2017         144.74         173.38         299.27
                                                                             2018         173.38         166.64         289.61
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.98           8.85      55,486.38
                                                                             2010           8.85           9.73     202,898.02
                                                                             2011           9.73           9.33     326,943.51
                                                                             2012           9.33          10.38     404,437.61
                                                                             2013          10.38          12.07     384,437.61
                                                                             2014          12.07          12.54     350,749.65
                                                                             2015          12.54          12.21     338,226.19
                                                                             2016          12.21          12.90     326,184.91
                                                                             2017          12.90          14.78     217,761.91
                                                                             2018          14.78          13.86     107,446.10
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.33           8.32       8,622.86
                                                                             2010           8.32           9.25       8,630.31
                                                                             2011           9.25           8.64      11,066.56
                                                                             2012           8.64           9.84      11,776.29
                                                                             2013           9.84          12.06       7,954.08
                                                                             2014          12.06          12.58       7,343.63
                                                                             2015          12.58          12.24         417.82
                                                                             2016          12.24          13.07       2,089.77
                                                                             2017          13.07          15.55       1,697.44
                                                                             2018          15.55          14.36       1,630.93
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.65           9.25     152,863.14
                                                                             2010           9.25           9.97     482,540.91
                                                                             2011           9.97           9.79     544,723.97
                                                                             2012           9.79          10.64     530,918.68

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.64          11.83     495,761.72
                                                                               2014          11.83          12.31     480,793.09
                                                                               2015          12.31          11.98     455,571.63
                                                                               2016          11.98          12.56     466,029.10
                                                                               2017          12.56          13.91     423,786.38
                                                                               2018          13.91          13.17     267,390.02
AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)............ 2012          11.08          11.44     411,249.44
                                                                               2013          11.44          10.83     523,749.14
                                                                               2014          10.83          11.04     438,651.90
                                                                               2015          11.04           9.79     425,511.08
                                                                               2016           9.79          10.45     389,915.92
                                                                               2017          10.45          11.25     352,292.28
                                                                               2018          11.25          10.33     293,826.27
Baillie Gifford International Stock Investment Division (Class B)............. 2009           9.62          11.50         129.24
                                                                               2010          11.50          12.05       1,996.39
                                                                               2011          12.05           9.43       3,909.51
                                                                               2012           9.43          11.03       8,901.42
                                                                               2013          11.03          12.45      10,429.09
                                                                               2014          12.45          11.80       2,852.07
                                                                               2015          11.80          11.31       2,850.79
                                                                               2016          11.31          11.65       2,847.86
                                                                               2017          11.65          15.40       2,835.06
                                                                               2018          15.40          12.50       2,671.33
BlackRock Bond Income Investment Division (Class B)........................... 2009          39.57          42.35       1,283.55
                                                                               2010          42.35          44.86       6,775.56
                                                                               2011          44.86          46.75       7,833.19
                                                                               2012          46.75          49.16      14,534.00
                                                                               2013          49.16          47.70       9,729.03
                                                                               2014          47.70          49.94      14,266.43
                                                                               2015          49.94          49.11      20,791.47
                                                                               2016          49.11          49.52      20,631.08
                                                                               2017          49.52          50.41      21,836.84
                                                                               2018          50.41          49.10      16,989.68
BlackRock Capital Appreciation Investment Division (Class B).................. 2009          18.35          24.55       3,512.08
                                                                               2010          24.55          28.75      10,939.34
                                                                               2011          28.75          25.60      12,003.14
                                                                               2012          25.60          28.62      12,745.28
                                                                               2013          28.62          37.57      12,878.74
                                                                               2014          37.57          40.01      12,066.97
                                                                               2015          40.01          41.57      13,641.08
                                                                               2016          41.57          40.69      13,622.11
                                                                               2017          40.69          53.28      12,761.63
                                                                               2018          53.28          53.35       9,274.80
BlackRock Capital Appreciation Investment Division (Class B) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class B) and
before that FI Large Cap Investment Division (Class B)) (5/1/2006)............ 2009           8.91           9.26           0.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(4/30/2012)................................................................... 2012           9.91          10.19     445,113.13
                                                                               2013          10.19          11.02     491,138.05
                                                                               2014          11.02          11.44     485,110.42
                                                                               2015          11.44          11.20     477,003.56
                                                                               2016          11.20          11.46     454,953.72
                                                                               2017          11.46          12.73     416,984.03
                                                                               2018          12.73          11.58     362,202.15
BlackRock Ultra-Short Term Bond Investment Division (Class B)................. 2009          20.51          20.15       7,206.62
                                                                               2010          20.15          19.75       4,066.50
                                                                               2011          19.75          19.36      20,543.08
                                                                               2012          19.36          18.98      17,843.39
                                                                               2013          18.98          18.60      14,469.83
                                                                               2014          18.60          18.23       3,800.74
                                                                               2015          18.23          17.87       3,555.43
                                                                               2016          17.87          17.54       3,232.29
                                                                               2017          17.54          17.30       3,232.12
                                                                               2018          17.30          17.22       1,620.32
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Aggressive Allocation Investment Division (Class B)) (5/1/2005)....... 2009           7.43           9.58       3,010.68
                                                                               2010           9.58          10.87       2,998.71
                                                                               2011          10.87          11.76           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B)................ 2011          11.72          10.00      13,058.13
                                                                               2012          10.00          11.44      13,656.32
                                                                               2013          11.44          14.53      65,495.39
                                                                               2014          14.53          14.97      60,350.49
                                                                               2015          14.97          14.37      22,741.39
                                                                               2016          14.37          15.35      35,471.02

                                                                                       BEGINNING OF                  NUMBER OF
PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II                                          YEAR        END OF YEAR   ACCUMULATION
2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2017          15.35          18.50      34,763.96
                                                                                2018          18.50          16.31      30,110.92
Brighthouse Asset Allocation 20 Investment Division (Class B) (5/1/2005)....... 2009           9.33          11.02      29,871.12
                                                                                2010          11.02          11.89      55,435.55
                                                                                2011          11.89          12.03      81,614.85
                                                                                2012          12.03          12.88     119,014.96
                                                                                2013          12.88          13.16     170,871.35
                                                                                2014          13.16          13.48     171,777.38
                                                                                2015          13.48          13.13     166,829.51
                                                                                2016          13.13          13.46     158,077.53
                                                                                2017          13.46          14.11     153,052.25
                                                                                2018          14.11          13.46      86,625.56
Brighthouse Asset Allocation 40 Investment Division (Class B) (5/1/2005)....... 2009           8.86          10.75      26,284.66
                                                                                2010          10.75          11.75     136,779.21
                                                                                2011          11.75          11.64     246,781.03
                                                                                2012          11.64          12.71     247,821.26
                                                                                2013          12.71          13.82     240,199.29
                                                                                2014          13.82          14.22     207,490.15
                                                                                2015          14.22          13.79     151,856.84
                                                                                2016          13.79          14.34     128,285.56
                                                                                2017          14.34          15.55      77,587.50
                                                                                2018          15.55          14.57      66,395.86
Brighthouse Asset Allocation 60 Investment Division (Class B) (5/1/2005)....... 2009           8.39          10.41     172,952.20
                                                                                2010          10.41          11.55     648,202.72
                                                                                2011          11.55          11.16     744,956.34
                                                                                2012          11.16          12.39     802,464.46
                                                                                2013          12.39          14.33     828,435.25
                                                                                2014          14.33          14.76     759,130.33
                                                                                2015          14.76          14.28     719,961.09
                                                                                2016          14.28          14.99     634,231.54
                                                                                2017          14.99          16.86     584,485.14
                                                                                2018          16.86          15.51     456,044.36
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............. 2013          11.28          12.81      29,093.77
                                                                                2014          12.81          12.73           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (5/1/2005)....... 2009           7.92          10.02       8,684.15
                                                                                2010          10.02          11.26      47,115.16
                                                                                2011          11.26          10.62      49,028.51
                                                                                2012          10.62          12.02      49,724.04
                                                                                2013          12.02          14.64      58,939.90
                                                                                2014          14.64          15.10      83,031.34
                                                                                2015          15.10          14.55      60,147.50
                                                                                2016          14.55          15.43      50,522.15
                                                                                2017          15.43          18.02      46,805.07
                                                                                2018          18.02          16.23      42,025.16
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife
Growth Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)......... 2009           7.00           8.82      16,136.88
                                                                                2010           8.82           9.52      16,143.26
                                                                                2011           9.52           9.16      18,787.98
                                                                                2012           9.16          10.43      18,048.29
                                                                                2013          10.43          11.21           0.00
Brighthouse Balanced Plus Investment Division (Class B) (4/30/2012)............ 2012           9.94          10.36     451,186.98
                                                                                2013          10.36          11.61     708,335.09
                                                                                2014          11.61          12.48     719,682.02
                                                                                2015          12.48          11.73     643,359.81
                                                                                2016          11.73          12.46     590,460.73
                                                                                2017          12.46          14.45     554,832.06
                                                                                2018          14.45          13.12     572,637.01
Brighthouse/Artisan Mid Cap Value Investment Division (Class B)................ 2009          17.32          23.98       2,425.71
                                                                                2010          23.98          26.97       3,757.01
                                                                                2011          26.97          28.16       5,414.85
                                                                                2012          28.16          30.79       6,183.77
                                                                                2013          30.79          41.20       5,407.06
                                                                                2014          41.20          41.06       4,764.47
                                                                                2015          41.06          36.36       9,593.51
                                                                                2016          36.36          43.71       8,638.04
                                                                                2017          43.71          48.22       8,057.78
                                                                                2018          48.22          40.92       6,969.29
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (5/2/2011)........................................................... 2011           9.98           9.72           0.00
                                                                                2012           9.72           9.95           0.00
                                                                                2013           9.95           9.86      12,418.60
                                                                                2014           9.86           9.77      23,053.66

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015           9.77
                                                                                  2016           9.52
                                                                                  2017           9.62
                                                                                  2018           9.56
Brighthouse/Wellington Balanced Investment Division (Class B).................... 2009          28.29
                                                                                  2010          32.44
                                                                                  2011          34.76
                                                                                  2012          35.30
                                                                                  2013          38.78
                                                                                  2014          45.72
                                                                                  2015          49.43
                                                                                  2016          49.56
                                                                                  2017          51.85
                                                                                  2018          58.38
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................ 2009          21.19
                                                                                  2010          27.34
                                                                                  2011          29.94
                                                                                  2012          28.09
                                                                                  2013          31.01
                                                                                  2014          40.54
                                                                                  2015          43.85
                                                                                  2016          43.90
                                                                                  2017          46.07
                                                                                  2018          53.65
Brighthouse/Wellington Large Cap Research Investment Division (Class B).......... 2009          41.77
                                                                                  2010          48.81
                                                                                  2011          53.80
                                                                                  2012          52.87
                                                                                  2013          58.77
                                                                                  2014          77.36
                                                                                  2015          86.06
                                                                                  2016          88.15
                                                                                  2017          93.56
                                                                                  2018         111.83
Clarion Global Real Estate Investment Division (Class B)......................... 2009           9.11
                                                                                  2010          12.03
                                                                                  2011          13.70
                                                                                  2012          12.68
                                                                                  2013          15.65
                                                                                  2014          15.89
                                                                                  2015          17.64
                                                                                  2016          17.05
                                                                                  2017          16.86
                                                                                  2018          18.30
ClearBridge Aggressive Growth Investment Division (Class B)...................... 2009           4.50
                                                                                  2010           5.86
                                                                                  2011           7.12
                                                                                  2012           7.20
                                                                                  2013           8.37
                                                                                  2014          11.94
                                                                                  2015          13.92
                                                                                  2016          13.09
                                                                                  2017          13.18
                                                                                  2018          15.29
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008)....... 2009          87.12
                                                                                  2010         121.99
                                                                                  2011         130.81
                                                                                  2012         118.55
                                                                                  2013         142.35
                                                                                  2014         179.70
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))............... 2009           3.92
                                                                                  2010           5.31
                                                                                  2011           5.58
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)........................................................... 2012          10.70
                                                                                  2013          10.82
                                                                                  2014          10.13
                                                                                  2015          10.68
                                                                                  2016          10.51



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                          9.52      19,651.35
                                                                                          9.62      36,510.12
                                                                                          9.56      35,570.08
                                                                                          9.41      32,121.12
Brighthouse/Wellington Balanced Investment Division (Class B)....................        32.44         433.38
                                                                                         34.76         434.12
                                                                                         35.30         281.33
                                                                                         38.78          94.75
                                                                                         45.72          33.03
                                                                                         49.43           0.00
                                                                                         49.56           0.00
                                                                                         51.85           0.00
                                                                                         58.38           0.00
                                                                                         54.92           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................        27.34         890.68
                                                                                         29.94       4,636.30
                                                                                         28.09       7,041.54
                                                                                         31.01      10,389.07
                                                                                         40.54       9,592.25
                                                                                         43.85       6,767.12
                                                                                         43.90       7,138.98
                                                                                         46.07       8,728.45
                                                                                         53.65       6,780.64
                                                                                         52.40       5,000.57
Brighthouse/Wellington Large Cap Research Investment Division (Class B)..........        48.81         207.20
                                                                                         53.80         206.65
                                                                                         52.87         204.49
                                                                                         58.77         203.20
                                                                                         77.36         202.07
                                                                                         86.06         201.02
                                                                                         88.15         199.97
                                                                                         93.56         198.89
                                                                                        111.83         187.53
                                                                                        102.68         186.60
Clarion Global Real Estate Investment Division (Class B).........................        12.03       3,229.47
                                                                                         13.70       9,742.91
                                                                                         12.68      15,008.90
                                                                                         15.65      22,495.95
                                                                                         15.89      26,559.44
                                                                                         17.64      18,904.98
                                                                                         17.05      24,372.00
                                                                                         16.86      23,610.52
                                                                                         18.30      21,160.18
                                                                                         16.38      16,292.93
ClearBridge Aggressive Growth Investment Division (Class B)......................         5.86           0.00
                                                                                          7.12       2,721.42
                                                                                          7.20       5,679.72
                                                                                          8.37      13,661.01
                                                                                         11.94      17,930.99
                                                                                         13.92      78,024.57
                                                                                         13.09      85,642.08
                                                                                         13.18      79,832.53
                                                                                         15.29      73,669.66
                                                                                         13.93      54,194.58
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008).......       121.99       2,816.31
                                                                                        130.81       4,607.47
                                                                                        118.55       4,758.50
                                                                                        142.35       5,623.83
                                                                                        179.70       4,313.77
                                                                                        186.77           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))...............         5.31      17,377.34
                                                                                          5.58      21,812.13
                                                                                          5.93           0.00
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)...........................................................        10.82     189,666.22
                                                                                         10.13     226,525.89
                                                                                         10.68     208,761.19
                                                                                         10.51     208,707.46
                                                                                         10.44     213,893.47

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                           2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2017          10.44          10.50     169,547.50
                                                                             2018          10.50          10.29     147,902.21
Frontier Mid Cap Growth Investment Division (Class B)....................... 2009          23.79          34.76       1,022.59
                                                                             2010          34.76          39.18       6,748.91
                                                                             2011          39.18          37.16       8,392.66
                                                                             2012          37.16          40.32       9,687.96
                                                                             2013          40.32          52.34       6,802.41
                                                                             2014          52.34          56.88       6,507.33
                                                                             2015          56.88          57.21       6,761.73
                                                                             2016          57.21          58.97       6,029.23
                                                                             2017          58.97          72.22       4,776.49
                                                                             2018          72.22          66.60       3,896.16
Harris Oakmark International Investment Division (Class B).................. 2009          10.88          16.53      15,302.70
                                                                             2010          16.53          18.87      21,365.22
                                                                             2011          18.87          15.86      20,465.85
                                                                             2012          15.86          20.09      26,615.04
                                                                             2013          20.09          25.70      19,131.35
                                                                             2014          25.70          23.73      21,679.07
                                                                             2015          23.73          22.21      22,976.41
                                                                             2016          22.21          23.55      25,153.36
                                                                             2017          23.55          30.11      23,374.26
                                                                             2018          30.11          22.43      19,685.93
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04   1,136,194.79
                                                                             2013           1.04           1.04   1,963,610.17
                                                                             2014           1.04           1.07   2,005,334.63
                                                                             2015           1.07           1.01   1,905,980.16
                                                                             2016           1.01           1.10   1,779,970.95
                                                                             2017           1.10           1.19   1,697,306.54
                                                                             2018           1.19           1.09   1,473,805.79
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           9.27          12.16       1,016.09
                                                                             2010          12.16          15.04         970.32
                                                                             2011          15.04          14.58       2,474.75
                                                                             2012          14.58          16.90       1,598.44
                                                                             2013          16.90          23.22       1,779.02
                                                                             2014          23.22          24.57       2,309.14
                                                                             2015          24.57          23.67       2,106.38
                                                                             2016          23.67          25.85       2,494.30
                                                                             2017          25.85          31.76       2,624.43
                                                                             2018          31.76          28.31       2,046.44
Jennison Growth Investment Division (Class B)............................... 2009           3.22           4.40         371.66
                                                                             2010           4.40           4.81       5,255.24
                                                                             2011           4.81           4.72       5,947.73
                                                                             2012           4.72           5.35      47,533.84
                                                                             2013           5.35           7.17      12,117.66
                                                                             2014           7.17           7.64      25,760.18
                                                                             2015           7.64           8.28      32,395.29
                                                                             2016           8.28           8.11      27,129.09
                                                                             2017           8.11          10.89      19,950.38
                                                                             2018          10.89          10.68      18,996.72
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)) (5/1/2005).............. 2009           5.24           7.39      11,906.65
                                                                             2010           7.39           7.92      17,953.16
                                                                             2011           7.92           7.66       5,906.39
                                                                             2012           7.66           8.60           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04     502,029.14
                                                                             2013           1.04           1.13   1,415,404.61
                                                                             2014           1.13           1.19   1,706,131.44
                                                                             2015           1.19           1.17   1,893,785.28
                                                                             2016           1.17           1.18   1,719,343.76
                                                                             2017           1.18           1.36   1,761,563.51
                                                                             2018           1.36           1.23   1,733,287.95
JPMorgan Global Active Allocation Investment Division (Class B) (formerly
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014))...................................................... 2014           0.99           1.03     150,607.06
                                                                             2015           1.03           1.00     134,673.05
                                                                             2016           1.00           1.00      83,842.46
                                                                             2017           1.00           1.13      80,234.48
                                                                             2018           1.13           1.10           0.00
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)...... 2013          14.72          16.11      13,535.25
                                                                             2014          16.11          16.34      13,258.97
                                                                             2015          16.34          16.21      13,899.28
                                                                             2016          16.21          16.65      17,651.81
                                                                             2017          16.65          20.07      14,118.52

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2018          20.07          18.61       8,127.77
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2009           7.95           9.96       2,330.94
                                                                              2010           9.96          10.92       4,711.25
                                                                              2011          10.92          10.93       5,375.82
                                                                              2012          10.93          12.05       4,656.19
                                                                              2013          12.05          12.56           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)................... 2009          20.36          25.93         609.31
                                                                              2010          25.93          32.33         813.35
                                                                              2011          32.33          31.80         814.48
                                                                              2012          31.80          35.61         401.56
                                                                              2013          35.61          49.11         140.26
                                                                              2014          49.11          49.82         343.29
                                                                              2015          49.82          47.99         433.27
                                                                              2016          47.99          55.96         661.06
                                                                              2017          55.96          63.06         582.57
                                                                              2018          63.06          54.82         441.61
Loomis Sayles Small Cap Growth Investment Division (Class B)................. 2009           6.17           7.85           0.00
                                                                              2010           7.85          10.10           0.00
                                                                              2011          10.10          10.18           0.00
                                                                              2012          10.18          11.06           0.00
                                                                              2013          11.06          16.09           0.00
                                                                              2014          16.09          15.92           0.00
                                                                              2015          15.92          15.82           0.00
                                                                              2016          15.82          16.45           0.00
                                                                              2017          16.45          20.43           0.00
                                                                              2018          20.43          20.08           0.00
MetLife Aggregate Bond Index Investment Division (Class B)................... 2009          13.53          13.93      76,417.01
                                                                              2010          13.93          14.43     144,999.58
                                                                              2011          14.43          15.17     163,276.23
                                                                              2012          15.17          15.41     188,468.98
                                                                              2013          15.41          14.72     213,602.76
                                                                              2014          14.72          15.22     240,748.69
                                                                              2015          15.22          14.94     233,181.01
                                                                              2016          14.94          14.95     238,274.98
                                                                              2017          14.95          15.09     254,948.74
                                                                              2018          15.09          14.72     119,579.08
MetLife Mid Cap Stock Index Investment Division (Class B).................... 2009           9.86          13.23      15,029.97
                                                                              2010          13.23          16.34      35,100.99
                                                                              2011          16.34          15.66      37,367.51
                                                                              2012          15.66          18.01      39,275.51
                                                                              2013          18.01          23.45      43,416.79
                                                                              2014          23.45          25.11      46,545.40
                                                                              2015          25.11          23.97      48,501.66
                                                                              2016          23.97          28.22      45,865.14
                                                                              2017          28.22          31.99      42,908.14
                                                                              2018          31.99          27.74      33,901.37
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B)............... 2009           8.95          11.25      39,736.44
                                                                              2010          11.25          11.91      65,798.14
                                                                              2011          11.91          10.19      78,802.45
                                                                              2012          10.19          11.79      86,918.88
                                                                              2013          11.79          14.05      92,866.43
                                                                              2014          14.05          12.91     100,645.53
                                                                              2015          12.91          12.49      99,715.87
                                                                              2016          12.49          12.36     108,085.07
                                                                              2017          12.36          15.10      92,909.55
                                                                              2018          15.10          12.72      54,345.63
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).. 2013           1.07           1.12   1,134,924.09
                                                                              2014           1.12           1.20   1,874,008.31
                                                                              2015           1.20           1.16   1,688,062.76
                                                                              2016           1.16           1.18   1,700,311.17
                                                                              2017           1.18           1.34   1,679,164.65
                                                                              2018           1.34           1.22   1,539,139.10
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B)............ 2009          10.97          13.51      11,178.11
                                                                              2010          13.51          16.76      21,215.53
                                                                              2011          16.76          15.72      22,062.84
                                                                              2012          15.72          17.89      24,341.93
                                                                              2013          17.89          24.23      27,338.98
                                                                              2014          24.23          24.88      28,355.23
                                                                              2015          24.88          23.30      29,849.92
                                                                              2016          23.30          27.62      30,731.74
                                                                              2017          27.62          30.97      26,540.15
                                                                              2018          30.97          26.96      21,334.68
MetLife Stock Index Investment Division (Class B)............................ 2009          24.59          30.35      50,848.30

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2010          30.35
                                                                                  2011          34.06
                                                                                  2012          33.94
                                                                                  2013          38.39
                                                                                  2014          49.56
                                                                                  2015          54.95
                                                                                  2016          54.35
                                                                                  2017          59.34
                                                                                  2018          70.52
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           9.70
                                                                                  2010          12.52
                                                                                  2011          13.67
                                                                                  2012          11.96
                                                                                  2013          13.68
                                                                                  2014          16.00
                                                                                  2015          14.59
                                                                                  2016          14.05
                                                                                  2017          13.65
                                                                                  2018          17.15
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          30.88
                                                                                  2010          35.81
                                                                                  2011          38.55
                                                                                  2012          38.60
                                                                                  2013          42.11
                                                                                  2014          49.00
                                                                                  2015          52.04
                                                                                  2016          50.81
                                                                                  2017          54.25
                                                                                  2018          59.65
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           8.59
                                                                                  2010          10.15
                                                                                  2011          11.06
                                                                                  2012          10.91
                                                                                  2013          12.44
                                                                                  2014          16.51
                                                                                  2015          17.89
                                                                                  2016          17.47
                                                                                  2017          19.54
                                                                                  2018          22.53
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           9.01
                                                                                  2010           9.81
                                                                                  2011          10.47
                                                                                  2012          10.48
                                                                                  2013          11.70
                                                                                  2014          15.12
                                                                                  2015          16.25
                                                                                  2016          14.95
                                                                                  2017          17.30
                                                                                  2018          18.21
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))................................................... 2009          17.43
                                                                                  2010          20.76
                                                                                  2011          23.25
                                                                                  2012          21.34
                                                                                  2013          24.15
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................ 2009           6.57
                                                                                  2010           8.04
                                                                                  2011           8.75
                                                                                  2012           8.53
                                                                                  2013           9.53
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          11.89
                                                                                  2011          13.76
                                                                                  2012          12.55
                                                                                  2013          13.44
                                                                                  2014          18.32
                                                                                  2015          18.14
                                                                                  2016          16.89
                                                                                  2017          15.15
                                                                                  2018          20.78
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.32
                                                                                  2010          10.90



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         34.06      81,990.42
                                                                                         33.94      89,053.88
                                                                                         38.39      89,252.21
                                                                                         49.56      88,088.64
                                                                                         54.95      86,571.53
                                                                                         54.35      83,798.87
                                                                                         59.34      82,769.87
                                                                                         70.52      75,721.70
                                                                                         65.77      42,987.89
MFS(Reg. TM) Research International Investment Division (Class B)................        12.52       2,427.29
                                                                                         13.67       3,535.41
                                                                                         11.96       2,050.25
                                                                                         13.68       1,826.68
                                                                                         16.00       3,681.76
                                                                                         14.59       3,810.49
                                                                                         14.05       6,018.31
                                                                                         13.65       5,985.63
                                                                                         17.15       5,631.22
                                                                                         14.45       3,444.74
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        35.81         331.63
                                                                                         38.55       1,954.75
                                                                                         38.60       2,201.40
                                                                                         42.11       2,148.45
                                                                                         49.00       1,870.90
                                                                                         52.04       1,804.30
                                                                                         50.81       1,292.28
                                                                                         54.25       1,194.39
                                                                                         59.65       5,414.41
                                                                                         55.06         850.09
MFS(Reg. TM) Value Investment Division (Class B).................................        10.15       6,610.67
                                                                                         11.06      20,206.39
                                                                                         10.91      19,147.06
                                                                                         12.44      17,820.26
                                                                                         16.51      20,446.47
                                                                                         17.89      20,876.37
                                                                                         17.47      28,785.44
                                                                                         19.54      31,964.19
                                                                                         22.53      23,816.69
                                                                                         19.82      54,054.96
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................         9.81      22,289.55
                                                                                         10.47      81,092.07
                                                                                         10.48      84,733.72
                                                                                         11.70      91,260.55
                                                                                         15.12      89,110.19
                                                                                         16.25      88,073.28
                                                                                         14.95     101,443.69
                                                                                         17.30      87,465.56
                                                                                         18.21      74,484.93
                                                                                         17.53           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))...................................................        20.76           0.00
                                                                                         23.25           0.00
                                                                                         21.34           0.00
                                                                                         24.15           0.00
                                                                                         26.54           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................         8.04       2,284.00
                                                                                          8.75       5,053.40
                                                                                          8.53       5,287.67
                                                                                          9.53       4,813.96
                                                                                         10.41           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        13.76       3,221.48
                                                                                         12.55       6,725.96
                                                                                         13.44      17,533.82
                                                                                         18.32       8,787.56
                                                                                         18.14       4,178.01
                                                                                         16.89       4,903.05
                                                                                         15.15       6,346.12
                                                                                         20.78       6,042.07
                                                                                         22.44       6,380.14
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        10.90       2,090.20
                                                                                         11.77           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Neuberger Berman Genesis Investment Division (Class B)........................ 2009          11.66          12.89           0.00
                                                                               2010          12.89          15.33           2.04
                                                                               2011          15.33          15.86           0.00
                                                                               2012          15.86          17.06          42.73
                                                                               2013          17.06          23.11       1,998.10
                                                                               2014          23.11          22.58       1,674.42
                                                                               2015          22.58          22.22       1,743.82
                                                                               2016          22.22          25.79       3,208.74
                                                                               2017          25.79          29.20       1,910.85
                                                                               2018          29.20          26.61       1,524.84
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................ 2009           9.13          12.24           0.00
                                                                               2010          12.24          14.74         715.42
                                                                               2011          14.74          13.69       2,526.00
                                                                               2012          13.69          14.13       2,742.30
                                                                               2013          14.13          15.29           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2009           6.54           8.50       8,243.08
                                                                               2010           8.50           8.97      33,858.63
                                                                               2011           8.97           8.19      35,481.54
                                                                               2012           8.19           9.81      35,223.85
                                                                               2013           9.81          10.40           0.00
Oppenheimer Global Equity Investment Division* (Class B)...................... 2009          11.04          15.13       1,426.53
                                                                               2010          15.13          17.19       4,594.07
                                                                               2011          17.19          15.43       5,402.49
                                                                               2012          15.43          18.33       5,920.40
                                                                               2013          18.33          22.84      24,027.45
                                                                               2014          22.84          22.87      23,278.37
                                                                               2015          22.87          23.30      26,377.63
                                                                               2016          23.30          22.89      22,797.14
                                                                               2017          22.89          30.68      17,167.89
                                                                               2018          30.68          26.12      14,230.41
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).... 2014           0.99           1.03      42,710.22
                                                                               2015           1.03           0.95     264,665.31
                                                                               2016           0.95           1.04     108,205.29
                                                                               2017           1.04           1.14     108,185.08
                                                                               2018           1.14           1.04     131,298.47
PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006)....... 2009          10.76          12.45      21,182.78
                                                                               2010          12.45          13.15      50,445.66
                                                                               2011          13.15          14.33      67,883.43
                                                                               2012          14.33          15.33      74,662.29
                                                                               2013          15.33          13.63      66,592.62
                                                                               2014          13.63          13.75      58,579.15
                                                                               2015          13.75          13.05      61,363.36
                                                                               2016          13.05          13.43      62,140.12
                                                                               2017          13.43          13.62      64,094.30
                                                                               2018          13.62          13.03      46,349.81
PIMCO Total Return Investment Division (Class B).............................. 2009          12.58          14.56      48,378.06
                                                                               2010          14.56          15.43      85,239.29
                                                                               2011          15.43          15.61      83,164.88
                                                                               2012          15.61          16.72     116,288.90
                                                                               2013          16.72          16.07     102,304.96
                                                                               2014          16.07          16.41      94,431.18
                                                                               2015          16.41          16.09      79,605.34
                                                                               2016          16.09          16.18      75,992.27
                                                                               2017          16.18          16.58      90,464.02
                                                                               2018          16.58          16.21      64,389.56
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06     535,553.65
                                                                               2013           1.06           1.14   1,184,569.04
                                                                               2014           1.14           1.21   1,244,394.86
                                                                               2015           1.21           1.17   1,197,927.75
                                                                               2016           1.17           1.21   1,009,712.38
                                                                               2017           1.21           1.36     926,226.44
                                                                               2018           1.36           1.21   1,111,229.42
Schroders Global Multi-Asset Investment Division (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.70      10,802.22
                                                                               2014          10.70          11.40      20,156.94
                                                                               2015          11.40          11.03      34,302.57
                                                                               2016          11.03          11.31      36,184.37
                                                                               2017          11.31          12.91      36,110.11
                                                                               2018          12.91          12.32           0.00
SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)........... 2009           8.40          10.28       2,753.71
                                                                               2010          10.28          11.32      52,081.98
                                                                               2011          11.32          11.21      92,818.79

                                     PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                          2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                  BEGINNING OF                   NUMBER OF
                                                                                      YEAR        END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                          2012          11.21          12.40      88,982.96
                                                                          2013          12.40          13.72      88,363.13
                                                                          2014          13.72          14.23      86,911.99
                                                                          2015          14.23          13.68      85,654.28
                                                                          2016          13.68          14.18      76,317.29
                                                                          2017          14.18          16.11      73,034.50
                                                                          2018          16.11          14.76      66,420.38
SSGA Growth ETF Investment Division (Class B) (5/1/2006)................. 2009           7.70           9.75           0.00
                                                                          2010           9.75          10.91           0.00
                                                                          2011          10.91          10.46           0.00
                                                                          2012          10.46          11.80           0.00
                                                                          2013          11.80          13.65         608.38
                                                                          2014          13.65          14.10         608.38
                                                                          2015          14.10          13.50         608.38
                                                                          2016          13.50          14.15         608.38
                                                                          2017          14.15          16.59         608.38
                                                                          2018          16.59          14.84         608.38
T. Rowe Price Large Cap Growth Investment Division (Class B)............. 2009           8.17          11.46           0.00
                                                                          2010          11.46          13.12           1.16
                                                                          2011          13.12          12.69           0.00
                                                                          2012          12.69          14.76           0.00
                                                                          2013          14.76          20.08      11,307.31
                                                                          2014          20.08          21.41      11,805.72
                                                                          2015          21.41          23.20      19,145.07
                                                                          2016          23.20          23.09      23,811.54
                                                                          2017          23.09          30.21      19,691.32
                                                                          2018          30.21          29.27      16,268.79
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................ 2009           3.34           5.21       5,553.38
                                                                          2010           5.21           6.52      40,225.53
                                                                          2011           6.52           5.76      40,957.47
                                                                          2012           5.76           6.33      42,253.02
                                                                          2013           6.33           6.60           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............... 2009           5.53           7.89      30,458.22
                                                                          2010           7.89           9.87      40,912.13
                                                                          2011           9.87           9.52      20,934.05
                                                                          2012           9.52          10.61      27,944.03
                                                                          2013          10.61          14.20      23,912.72
                                                                          2014          14.20          15.70      30,895.51
                                                                          2015          15.70          16.41      44,795.36
                                                                          2016          16.41          17.09      46,235.71
                                                                          2017          17.09          20.90      34,497.33
                                                                          2018          20.90          20.03      29,998.96
T. Rowe Price Small Cap Growth Investment Division (Class B)............. 2009           9.30          12.64         452.70
                                                                          2010          12.64          16.68       2,151.25
                                                                          2011          16.68          16.59       2,713.53
                                                                          2012          16.59          18.85       4,457.17
                                                                          2013          18.85          26.64       5,851.42
                                                                          2014          26.64          27.84       8,674.11
                                                                          2015          27.84          27.96      10,736.80
                                                                          2016          27.96          30.56      11,327.15
                                                                          2017          30.56          36.71       9,575.48
                                                                          2018          36.71          33.54       8,890.32
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Neuberger Berman Mid Cap Value Investment Division (Class B))............ 2009          12.99          18.81       7,337.82
                                                                          2010          18.81          23.24      11,074.71
                                                                          2011          23.24          21.26       8,115.78
                                                                          2012          21.26          23.47           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)............. 2012          23.35          23.91       7,157.33
                                                                          2013          23.91          30.54       6,279.81
                                                                          2014          30.54          32.82       6,510.92
                                                                          2015          32.82          29.28       8,916.47
                                                                          2016          29.28          33.15       9,324.68
                                                                          2017          33.15          35.58       8,933.28
                                                                          2018          35.58          31.33       6,377.63
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)....................................................... 2009          16.23          20.98         230.11
                                                                          2010          20.98          23.13         211.46
                                                                          2011          23.13          24.00         194.29
                                                                          2012          24.00          26.18         183.97
                                                                          2013          26.18          25.87          90.75
                                                                          2014          25.87          26.70         160.20
                                                                          2015          26.70          25.65         141.24
                                                                          2016          25.65          27.23      21,216.89

                                    PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                         2.00 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2017          27.23          28.81      21,317.43
                                                                         2018          28.81          27.10      17,726.20
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))..................................................... 2009          14.30          19.18         746.78
                                                                         2010          19.18          21.24      12,519.93
                                                                         2011          21.24          21.75      11,851.59
                                                                         2012          21.75          24.07      11,879.54
                                                                         2013          24.07          25.48      10,797.26
                                                                         2014          25.48          26.18      15,904.62
                                                                         2015          26.18          25.10      20,378.56
                                                                         2016          25.10          25.82           0.00
Western Asset Management U.S. Government Investment Division (Class B).. 2009          14.94          15.25       2,409.17
                                                                         2010          15.25          15.76       4,269.29
                                                                         2011          15.76          16.27      11,190.07
                                                                         2012          16.27          16.43      11,912.43
                                                                         2013          16.43          15.96      12,417.10
                                                                         2014          15.96          16.04      11,953.63
                                                                         2015          16.04          15.77       7,773.98
                                                                         2016          15.77          15.62       7,874.83
                                                                         2017          15.62          15.57       7,820.53
                                                                         2018          15.57          15.36       5,227.79





                                                                                         AT 2.25 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2009          12.80          14.12         333.90
                                                                                2010          14.12          14.70         329.56
                                                                                2011          14.70          15.25         301.01
                                                                                2012          15.25          15.71         302.50
                                                                                2013          15.71          15.03           0.00
                                                                                2014          15.03          15.47           0.00
                                                                                2015          15.47          15.17           0.00
                                                                                2016          15.17          15.27           0.00
                                                                                2017          15.27          15.48           0.00
                                                                                2018          15.48          15.02           0.00
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          15.10          23.32      11,587.99
                                                                                2010          23.32          27.91      29,311.12
                                                                                2011          27.91          22.07      26,995.71
                                                                                2012          22.07          25.50      30,240.57
                                                                                2013          25.50          31.98      21,508.26
                                                                                2014          31.98          31.93      22,326.76
                                                                                2015          31.93          31.30      26,181.32
                                                                                2016          31.30          31.25      24,457.53
                                                                                2017          31.25          38.47      21,340.74
                                                                                2018          38.47          33.64      16,436.67
American Funds Growth Investment Division (Class 2)............................ 2009          81.43         107.61          23.60
                                                                                2010         107.61         124.88         202.32
                                                                                2011         124.88         116.88         201.69
                                                                                2012         116.88         134.72         201.65
                                                                                2013         134.72         171.37         201.62
                                                                                2014         171.37         181.82         201.60
                                                                                2015         181.82         189.96          12.42
                                                                                2016         189.96         203.36          12.39
                                                                                2017         203.36         255.11          12.36
                                                                                2018         255.11         248.78          12.34
American Funds Growth-Income Investment Division (Class 2 ).................... 2009          61.37          76.38       2,361.48
                                                                                2010          76.38          83.21       8,412.90
                                                                                2011          83.21          79.88      10,785.27
                                                                                2012          79.88          91.74      10,548.30
                                                                                2013          91.74         119.76      10,978.64
                                                                                2014         119.76         129.55      11,079.01
                                                                                2015         129.55         128.51      11,347.45
                                                                                2016         128.51         140.12      11,660.06
                                                                                2017         140.12         167.68      10,755.90
                                                                                2018         167.68         161.00       8,399.48

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                                 2.05 SEPARATE ACCOUNT CHARGE
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.15          10.45           0.00
                                                                             2013          10.45          11.38       3,396.26
                                                                             2014          11.38          11.97       1,022.50
                                                                             2015          11.97          11.79         976.82
                                                                             2016          11.79          11.97         978.09
                                                                             2017          11.97          13.32       1,049.85
                                                                             2018          13.32          12.14       1,040.10
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2009          12.90          14.21         486.51
                                                                             2010          14.21          14.80         519.26
                                                                             2011          14.80          15.36           0.00
                                                                             2012          15.36          15.84           0.00
                                                                             2013          15.84          15.16           0.00
                                                                             2014          15.16          15.61           0.00
                                                                             2015          15.61          15.31           0.00
                                                                             2016          15.31          15.42           0.00
                                                                             2017          15.42          15.64           0.00
                                                                             2018          15.64          15.19           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2009          14.86          23.46      21,891.63
                                                                             2010          23.46          28.09       6,617.37
                                                                             2011          28.09          22.22           0.00
                                                                             2012          22.22          25.68           0.00
                                                                             2013          25.68          32.23           0.00
                                                                             2014          32.23          32.20           0.00
                                                                             2015          32.20          31.58           0.00
                                                                             2016          31.58          31.54           0.00
                                                                             2017          31.54          38.85           0.00
                                                                             2018          38.85          33.99           0.00
American Funds Growth Investment Division+ (Class 2)........................ 2009          79.90         108.96      10,154.15
                                                                             2010         108.96         126.51       4,858.70
                                                                             2011         126.51         118.47           0.00
                                                                             2012         118.47         136.61           0.00
                                                                             2013         136.61         173.87           0.00
                                                                             2014         173.87         184.56           0.00
                                                                             2015         184.56         192.92           0.00
                                                                             2016         192.92         206.63           0.00
                                                                             2017         206.63         259.34           0.00
                                                                             2018         259.34         253.04           0.00
American Funds Growth-Income Investment Division+ (Class 2)................. 2009          60.24          77.34      10,442.52
                                                                             2010          77.34          84.30       6,397.61
                                                                             2011          84.30          80.96           0.00
                                                                             2012          80.96          93.04           0.00
                                                                             2013          93.04         121.50           0.00
                                                                             2014         121.50         131.50           0.00
                                                                             2015         131.50         130.51           0.00
                                                                             2016         130.51         142.38           0.00
                                                                             2017         142.38         170.47           0.00
                                                                             2018         170.47         163.76           0.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.98           8.84      31,732.05
                                                                             2010           8.84           9.71      26,819.10
                                                                             2011           9.71           9.31      56,539.18
                                                                             2012           9.31          10.36      45,063.35
                                                                             2013          10.36          12.03      37,211.38
                                                                             2014          12.03          12.50       8,179.15
                                                                             2015          12.50          12.16      15,084.02
                                                                             2016          12.16          12.84      19,415.17
                                                                             2017          12.84          14.71      19,004.76
                                                                             2018          14.71          13.78      12,596.87
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.33           8.31      37,579.19
                                                                             2010           8.31           9.24      60,944.28
                                                                             2011           9.24           8.62      60,887.71
                                                                             2012           8.62           9.81      37,687.89
                                                                             2013           9.81          12.03      36,539.53
                                                                             2014          12.03          12.54       2,175.90
                                                                             2015          12.54          12.19           0.00
                                                                             2016          12.19          13.01           0.00
                                                                             2017          13.01          15.47           0.00
                                                                             2018          15.47          14.28           0.00
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.65           9.24      46,234.17
                                                                             2010           9.24           9.95     158,240.03
                                                                             2011           9.95           9.77     152,975.72
                                                                             2012           9.77          10.61     142,391.84

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.61          11.80     138,060.55
                                                                               2014          11.80          12.27     130,409.55
                                                                               2015          12.27          11.93     127,551.26
                                                                               2016          11.93          12.51     124,523.09
                                                                               2017          12.51          13.84     115,113.16
                                                                               2018          13.84          13.10     103,751.67
AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)............ 2012          11.07          11.43      16,460.77
                                                                               2013          11.43          10.82      15,890.27
                                                                               2014          10.82          11.02      13,342.45
                                                                               2015          11.02           9.76       9,416.48
                                                                               2016           9.76          10.42       4,682.03
                                                                               2017          10.42          11.21       1,658.29
                                                                               2018          11.21          10.29       1,640.57
Baillie Gifford International Stock Investment Division (Class B)............. 2009           9.54          11.39      36,151.29
                                                                               2010          11.39          11.93      34,070.70
                                                                               2011          11.93           9.33      31,258.45
                                                                               2012           9.33          10.91      12,830.55
                                                                               2013          10.91          12.31       2,296.00
                                                                               2014          12.31          11.66         591.38
                                                                               2015          11.66          11.17           0.00
                                                                               2016          11.17          11.50           0.00
                                                                               2017          11.50          15.20           0.00
                                                                               2018          15.20          12.33           0.00
BlackRock Bond Income Investment Division (Class B)........................... 2009          39.07          41.80      24,565.28
                                                                               2010          41.80          44.25      21,673.94
                                                                               2011          44.25          46.09      13,350.43
                                                                               2012          46.09          48.44       6,281.60
                                                                               2013          48.44          46.98       4,230.46
                                                                               2014          46.98          49.16       3,545.05
                                                                               2015          49.16          48.32       2,445.48
                                                                               2016          48.32          48.70         802.84
                                                                               2017          48.70          49.55         818.14
                                                                               2018          49.55          48.24         810.88
BlackRock Capital Appreciation Investment Division (Class B).................. 2009          18.22          24.36      57,709.63
                                                                               2010          24.36          28.52      38,191.19
                                                                               2011          28.52          25.38      29,062.09
                                                                               2012          25.38          28.36      19,818.05
                                                                               2013          28.36          37.21       8,776.98
                                                                               2014          37.21          39.60       1,336.13
                                                                               2015          39.60          41.13       1,234.30
                                                                               2016          41.13          40.24       1,199.99
                                                                               2017          40.24          52.66       1,165.26
                                                                               2018          52.66          52.71       1,079.35
BlackRock Capital Appreciation Investment Division (Class B) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class B) and
before that FI Large Cap Investment Division (Class B)) (5/1/2006)............ 2009           8.85           9.20           0.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(4/30/2012)................................................................... 2012           9.90          10.18      15,748.52
                                                                               2013          10.18          11.00      17,497.16
                                                                               2014          11.00          11.42       7,982.19
                                                                               2015          11.42          11.17       7,685.38
                                                                               2016          11.17          11.43         683.73
                                                                               2017          11.43          12.69         733.87
                                                                               2018          12.69          11.54         722.72
BlackRock Ultra-Short Term Bond Investment Division (Class B)................. 2009          20.25          19.89           0.00
                                                                               2010          19.89          19.49           1.04
                                                                               2011          19.49          19.09           0.00
                                                                               2012          19.09          18.70           0.00
                                                                               2013          18.70          18.32           0.00
                                                                               2014          18.32          17.95           0.00
                                                                               2015          17.95          17.59           0.00
                                                                               2016          17.59          17.25           0.00
                                                                               2017          17.25          17.01           0.00
                                                                               2018          17.01          16.92           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Aggressive Allocation Investment Division (Class B)) (5/1/2005)....... 2009           7.42           9.56      25,956.52
                                                                               2010           9.56          10.84      12,631.06
                                                                               2011          10.84          11.73           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B)................ 2011          11.69           9.97       3,178.47
                                                                               2012           9.97          11.40       3,446.96
                                                                               2013          11.40          14.47       3,595.02
                                                                               2014          14.47          14.89       3,414.19
                                                                               2015          14.89          14.30       3,414.19
                                                                               2016          14.30          15.27       3,414.19

                                                                                       BEGINNING OF                  NUMBER OF
PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II                                          YEAR        END OF YEAR   ACCUMULATION
2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2017          15.27          18.39       3,414.19
                                                                                2018          18.39          16.20       3,414.19
Brighthouse Asset Allocation 20 Investment Division (Class B) (5/1/2005)....... 2009           9.31          10.99     109,190.30
                                                                                2010          10.99          11.85      85,900.77
                                                                                2011          11.85          11.99     198,144.68
                                                                                2012          11.99          12.83     205,156.50
                                                                                2013          12.83          13.11      72,717.53
                                                                                2014          13.11          13.41       2,661.67
                                                                                2015          13.41          13.06       2,483.28
                                                                                2016          13.06          13.38       2,080.57
                                                                                2017          13.38          14.02       2,015.24
                                                                                2018          14.02          13.37       1,024.55
Brighthouse Asset Allocation 40 Investment Division (Class B) (5/1/2005)....... 2009           8.85          10.72     132,629.55
                                                                                2010          10.72          11.72     180,165.21
                                                                                2011          11.72          11.60     123,990.92
                                                                                2012          11.60          12.67     138,999.46
                                                                                2013          12.67          13.77      83,285.54
                                                                                2014          13.77          14.15      39,746.36
                                                                                2015          14.15          13.71      14,992.62
                                                                                2016          13.71          14.25      14,712.28
                                                                                2017          14.25          15.45      14,443.87
                                                                                2018          15.45          14.47      14,178.99
Brighthouse Asset Allocation 60 Investment Division (Class B) (5/1/2005)....... 2009           8.38          10.38     552,743.99
                                                                                2010          10.38          11.51     712,728.40
                                                                                2011          11.51          11.13     657,704.57
                                                                                2012          11.13          12.34     595,832.00
                                                                                2013          12.34          14.27     368,681.49
                                                                                2014          14.27          14.68     199,514.51
                                                                                2015          14.68          14.20     130,928.34
                                                                                2016          14.20          14.90     127,280.36
                                                                                2017          14.90          16.75     120,187.91
                                                                                2018          16.75          15.41      78,934.24
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............. 2013          11.25          12.77       6,171.58
                                                                                2014          12.77          12.69           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (5/1/2005)....... 2009           7.90           9.99     840,468.96
                                                                                2010           9.99          11.23     725,980.03
                                                                                2011          11.23          10.59     544,817.85
                                                                                2012          10.59          11.97     503,745.96
                                                                                2013          11.97          14.58     405,700.17
                                                                                2014          14.58          15.03      66,383.96
                                                                                2015          15.03          14.48           0.00
                                                                                2016          14.48          15.34           0.00
                                                                                2017          15.34          17.91           0.00
                                                                                2018          17.91          16.12           0.00
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife
Growth Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)......... 2009           7.00           8.81      10,596.01
                                                                                2010           8.81           9.50       8,790.56
                                                                                2011           9.50           9.15       9,627.03
                                                                                2012           9.15          10.41       9,101.35
                                                                                2013          10.41          11.18           0.00
Brighthouse Balanced Plus Investment Division (Class B) (4/30/2012)............ 2012           9.93          10.35       3,314.78
                                                                                2013          10.35          11.59       3,627.47
                                                                                2014          11.59          12.45         982.37
                                                                                2015          12.45          11.70       9,282.19
                                                                                2016          11.70          12.42       9,191.52
                                                                                2017          12.42          14.41       9,177.98
                                                                                2018          14.41          13.07       9,099.56
Brighthouse/Artisan Mid Cap Value Investment Division (Class B)................ 2009          17.19          23.78      24,741.32
                                                                                2010          23.78          26.73      22,077.19
                                                                                2011          26.73          27.89      17,073.51
                                                                                2012          27.89          30.49       6,501.20
                                                                                2013          30.49          40.78         998.97
                                                                                2014          40.78          40.62       1,859.50
                                                                                2015          40.62          35.95       1,426.03
                                                                                2016          35.95          43.20       1,337.16
                                                                                2017          43.20          47.63       1,324.44
                                                                                2018          47.63          40.40       1,057.52
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (5/2/2011)........................................................... 2011           9.98           9.72       9,524.04
                                                                                2012           9.72           9.94           0.00
                                                                                2013           9.94           9.85           0.00
                                                                                2014           9.85           9.75           0.00

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015           9.75
                                                                                  2016           9.50
                                                                                  2017           9.59
                                                                                  2018           9.53
Brighthouse/Wellington Balanced Investment Division (Class B).................... 2009          27.97
                                                                                  2010          32.06
                                                                                  2011          34.34
                                                                                  2012          34.85
                                                                                  2013          38.27
                                                                                  2014          45.10
                                                                                  2015          48.73
                                                                                  2016          48.83
                                                                                  2017          51.07
                                                                                  2018          57.47
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................ 2009          21.04
                                                                                  2010          27.13
                                                                                  2011          29.70
                                                                                  2012          27.85
                                                                                  2013          30.73
                                                                                  2014          40.15
                                                                                  2015          43.41
                                                                                  2016          43.44
                                                                                  2017          45.56
                                                                                  2018          53.03
Brighthouse/Wellington Large Cap Research Investment Division (Class B).......... 2009          41.24
                                                                                  2010          48.16
                                                                                  2011          53.06
                                                                                  2012          52.12
                                                                                  2013          57.91
                                                                                  2014          76.18
                                                                                  2015          84.72
                                                                                  2016          86.73
                                                                                  2017          92.00
                                                                                  2018         109.92
Clarion Global Real Estate Investment Division (Class B)......................... 2009           9.11
                                                                                  2010          12.02
                                                                                  2011          13.67
                                                                                  2012          12.65
                                                                                  2013          15.61
                                                                                  2014          15.84
                                                                                  2015          17.58
                                                                                  2016          16.98
                                                                                  2017          16.78
                                                                                  2018          18.21
ClearBridge Aggressive Growth Investment Division (Class B)...................... 2009           4.48
                                                                                  2010           5.84
                                                                                  2011           7.08
                                                                                  2012           7.16
                                                                                  2013           8.32
                                                                                  2014          11.87
                                                                                  2015          13.82
                                                                                  2016          12.99
                                                                                  2017          13.07
                                                                                  2018          15.17
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008)....... 2009          85.96
                                                                                  2010         120.30
                                                                                  2011         128.94
                                                                                  2012         116.80
                                                                                  2013         140.18
                                                                                  2014         176.87
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))............... 2009           3.90
                                                                                  2010           5.28
                                                                                  2011           5.55
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)........................................................... 2012          10.70
                                                                                  2013          10.82
                                                                                  2014          10.12
                                                                                  2015          10.66
                                                                                  2016          10.49



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                          9.50           0.00
                                                                                          9.59           0.00
                                                                                          9.53           0.00
                                                                                          9.37           0.00
Brighthouse/Wellington Balanced Investment Division (Class B)....................        32.06      21,472.81
                                                                                         34.34      22,073.82
                                                                                         34.85      13,373.95
                                                                                         38.27       3,032.25
                                                                                         45.10       2,702.82
                                                                                         48.73         414.74
                                                                                         48.83           0.00
                                                                                         51.07           0.00
                                                                                         57.47           0.00
                                                                                         54.04           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................        27.13      38,740.09
                                                                                         29.70      36,558.17
                                                                                         27.85      32,821.66
                                                                                         30.73      11,771.53
                                                                                         40.15       5,073.25
                                                                                         43.41       1,921.64
                                                                                         43.44       1,174.97
                                                                                         45.56       1,179.83
                                                                                         53.03       1,140.12
                                                                                         51.77         904.17
Brighthouse/Wellington Large Cap Research Investment Division (Class B)..........        48.16       2,034.11
                                                                                         53.06       2,771.42
                                                                                         52.12       3,407.29
                                                                                         57.91       3,116.40
                                                                                         76.18       2,099.65
                                                                                         84.72          18.09
                                                                                         86.73           0.00
                                                                                         92.00           0.00
                                                                                        109.92           0.00
                                                                                        100.87           0.00
Clarion Global Real Estate Investment Division (Class B).........................        12.02     110,924.02
                                                                                         13.67      95,985.35
                                                                                         12.65      66,140.78
                                                                                         15.61      28,101.03
                                                                                         15.84      10,721.36
                                                                                         17.58       6,170.46
                                                                                         16.98       5,504.43
                                                                                         16.78       5,643.78
                                                                                         18.21       5,599.04
                                                                                         16.29       5,520.33
ClearBridge Aggressive Growth Investment Division (Class B)......................         5.84       9,833.41
                                                                                          7.08       9,162.94
                                                                                          7.16      12,316.43
                                                                                          8.32      16,362.42
                                                                                         11.87       4,992.31
                                                                                         13.82      18,867.67
                                                                                         12.99      11,833.51
                                                                                         13.07      11,569.39
                                                                                         15.17       9,901.98
                                                                                         13.81       8,742.62
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008).......       120.30      15,722.51
                                                                                        128.94      10,623.30
                                                                                        116.80       8,093.35
                                                                                        140.18       5,653.66
                                                                                        176.87       1,892.24
                                                                                        183.80           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))...............         5.28       5,798.12
                                                                                          5.55       5,498.70
                                                                                          5.89           0.00
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)...........................................................        10.82       4,725.36
                                                                                         10.12       1,336.14
                                                                                         10.66           0.00
                                                                                         10.49           0.00
                                                                                         10.41           0.00

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                           2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2017          10.41          10.47           0.00
                                                                             2018          10.47          10.25           0.00
Frontier Mid Cap Growth Investment Division (Class B)....................... 2009          23.55          34.39       9,258.88
                                                                             2010          34.39          38.74       8,645.58
                                                                             2011          38.74          36.73       7,095.74
                                                                             2012          36.73          39.82       3,674.42
                                                                             2013          39.82          51.67       2,946.74
                                                                             2014          51.67          56.13       2,870.67
                                                                             2015          56.13          56.42       2,500.50
                                                                             2016          56.42          58.13       2,451.00
                                                                             2017          58.13          71.16       1,991.63
                                                                             2018          71.16          65.59       1,872.06
Harris Oakmark International Investment Division (Class B).................. 2009          10.84          16.47     114,411.52
                                                                             2010          16.47          18.78      80,454.88
                                                                             2011          18.78          15.78      67,568.31
                                                                             2012          15.78          19.98      34,943.47
                                                                             2013          19.98          25.54      16,834.31
                                                                             2014          25.54          23.57       7,090.06
                                                                             2015          23.57          22.05       6,444.14
                                                                             2016          22.05          23.37       5,442.17
                                                                             2017          23.37          29.87       6,852.80
                                                                             2018          29.87          22.24       3,084.44
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04      74,303.63
                                                                             2013           1.04           1.04     120,906.96
                                                                             2014           1.04           1.07     118,052.31
                                                                             2015           1.07           1.01      96,330.46
                                                                             2016           1.01           1.10           0.00
                                                                             2017           1.10           1.19           0.00
                                                                             2018           1.19           1.09           0.00
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           9.24          12.11      48,315.60
                                                                             2010          12.11          14.97      49,446.68
                                                                             2011          14.97          14.51      43,483.34
                                                                             2012          14.51          16.81      13,810.16
                                                                             2013          16.81          23.08       4,603.62
                                                                             2014          23.08          24.40       2,486.81
                                                                             2015          24.40          23.50       1,908.26
                                                                             2016          23.50          25.66       1,824.57
                                                                             2017          25.66          31.51       1,729.45
                                                                             2018          31.51          28.07       1,585.01
Jennison Growth Investment Division (Class B)............................... 2009           3.20           4.38      58,932.53
                                                                             2010           4.38           4.78      48,662.14
                                                                             2011           4.78           4.69      43,416.71
                                                                             2012           4.69           5.31      47,319.39
                                                                             2013           5.31           7.12      12,269.17
                                                                             2014           7.12           7.59      11,497.29
                                                                             2015           7.59           8.22      10,912.36
                                                                             2016           8.22           8.04      10,733.36
                                                                             2017           8.04          10.79      15,175.07
                                                                             2018          10.79          10.58       9,896.57
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)) (5/1/2005).............. 2009           5.22           7.35      74,802.53
                                                                             2010           7.35           7.88      26,623.92
                                                                             2011           7.88           7.61      18,660.87
                                                                             2012           7.61           8.55           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04       2,346.01
                                                                             2013           1.04           1.13       9,213.55
                                                                             2014           1.13           1.19       9,156.58
                                                                             2015           1.19           1.17       6,552.23
                                                                             2016           1.17           1.18      53,776.23
                                                                             2017           1.18           1.35      49,287.26
                                                                             2018           1.35           1.23       6,882.55
JPMorgan Global Active Allocation Investment Division (Class B) (formerly
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014))...................................................... 2014           0.99           1.03           0.00
                                                                             2015           1.03           1.00           0.00
                                                                             2016           1.00           1.00           0.00
                                                                             2017           1.00           1.13           0.00
                                                                             2018           1.13           1.10           0.00
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)...... 2013          14.67          16.05      14,665.40
                                                                             2014          16.05          16.27      14,215.23
                                                                             2015          16.27          16.13      13,330.66
                                                                             2016          16.13          16.56      12,821.59
                                                                             2017          16.56          19.95      10,978.85

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2018          19.95          18.49      10,306.16
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2009           7.95           9.95       3,056.41
                                                                              2010           9.95          10.90       3,897.08
                                                                              2011          10.90          10.91       3,600.95
                                                                              2012          10.91          12.02       1,812.42
                                                                              2013          12.02          12.53           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)................... 2009          20.21          25.72      16,892.37
                                                                              2010          25.72          32.06      14,390.23
                                                                              2011          32.06          31.52      12,246.95
                                                                              2012          31.52          35.28       6,447.49
                                                                              2013          35.28          48.63       2,405.70
                                                                              2014          48.63          49.31         854.54
                                                                              2015          49.31          47.47         683.89
                                                                              2016          47.47          55.33         658.77
                                                                              2017          55.33          62.32         393.63
                                                                              2018          62.32          54.15         217.22
Loomis Sayles Small Cap Growth Investment Division (Class B)................. 2009           6.15           7.81      17,327.74
                                                                              2010           7.81          10.05      16,487.90
                                                                              2011          10.05          10.12      12,221.72
                                                                              2012          10.12          11.00       3,951.87
                                                                              2013          11.00          15.99       4,274.66
                                                                              2014          15.99          15.81           0.00
                                                                              2015          15.81          15.71           0.00
                                                                              2016          15.71          16.32           0.00
                                                                              2017          16.32          20.26           0.00
                                                                              2018          20.26          19.90           0.00
MetLife Aggregate Bond Index Investment Division (Class B)................... 2009          13.47          13.85     322,475.56
                                                                              2010          13.85          14.34     311,993.21
                                                                              2011          14.34          15.08     234,901.53
                                                                              2012          15.08          15.30      92,505.13
                                                                              2013          15.30          14.61      53,061.94
                                                                              2014          14.61          15.10      36,384.67
                                                                              2015          15.10          14.81      29,274.17
                                                                              2016          14.81          14.82      28,981.47
                                                                              2017          14.82          14.95      26,705.33
                                                                              2018          14.95          14.58      16,131.56
MetLife Mid Cap Stock Index Investment Division (Class B).................... 2009           9.82          13.16      87,055.42
                                                                              2010          13.16          16.25      89,247.28
                                                                              2011          16.25          15.57      72,962.46
                                                                              2012          15.57          17.90      37,706.75
                                                                              2013          17.90          23.29      19,785.12
                                                                              2014          23.29          24.93      11,355.83
                                                                              2015          24.93          23.78      10,407.47
                                                                              2016          23.78          27.99       9,961.75
                                                                              2017          27.99          31.71       9,370.93
                                                                              2018          31.71          27.49       8,839.35
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B)............... 2009           8.90          11.19     113,379.18
                                                                              2010          11.19          11.83     120,965.57
                                                                              2011          11.83          10.13      99,290.99
                                                                              2012          10.13          11.71      49,876.44
                                                                              2013          11.71          13.94      30,924.84
                                                                              2014          13.94          12.80      22,005.61
                                                                              2015          12.80          12.38      18,383.18
                                                                              2016          12.38          12.25      20,115.89
                                                                              2017          12.25          14.96      17,414.11
                                                                              2018          14.96          12.59      15,166.92
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).. 2013           1.07           1.12      10,434.64
                                                                              2014           1.12           1.19      10,225.03
                                                                              2015           1.19           1.16       9,893.28
                                                                              2016           1.16           1.18       9,876.15
                                                                              2017           1.18           1.34      10,463.55
                                                                              2018           1.34           1.22      10,303.05
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B)............ 2009          10.91          13.43      75,709.38
                                                                              2010          13.43          16.66      53,609.77
                                                                              2011          16.66          15.62      33,343.31
                                                                              2012          15.62          17.76      21,512.18
                                                                              2013          17.76          24.05       9,099.15
                                                                              2014          24.05          24.68       2,640.65
                                                                              2015          24.68          23.10       2,612.65
                                                                              2016          23.10          27.37       2,625.67
                                                                              2017          27.37          30.68       2,538.03
                                                                              2018          30.68          26.69       2,141.89
MetLife Stock Index Investment Division (Class B)............................ 2009          24.36          30.05     189,460.41

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2010          30.05
                                                                                  2011          33.71
                                                                                  2012          33.57
                                                                                  2013          37.96
                                                                                  2014          48.98
                                                                                  2015          54.27
                                                                                  2016          53.66
                                                                                  2017          58.55
                                                                                  2018          69.55
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           9.67
                                                                                  2010          12.46
                                                                                  2011          13.60
                                                                                  2012          11.90
                                                                                  2013          13.60
                                                                                  2014          15.89
                                                                                  2015          14.49
                                                                                  2016          13.94
                                                                                  2017          13.54
                                                                                  2018          17.00
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          30.55
                                                                                  2010          35.41
                                                                                  2011          38.09
                                                                                  2012          38.13
                                                                                  2013          41.57
                                                                                  2014          48.35
                                                                                  2015          51.33
                                                                                  2016          50.08
                                                                                  2017          53.45
                                                                                  2018          58.74
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           8.54
                                                                                  2010          10.09
                                                                                  2011          10.99
                                                                                  2012          10.84
                                                                                  2013          12.35
                                                                                  2014          16.38
                                                                                  2015          17.75
                                                                                  2016          17.32
                                                                                  2017          19.37
                                                                                  2018          22.31
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           8.98
                                                                                  2010           9.77
                                                                                  2011          10.43
                                                                                  2012          10.43
                                                                                  2013          11.64
                                                                                  2014          15.03
                                                                                  2015          16.15
                                                                                  2016          14.85
                                                                                  2017          17.18
                                                                                  2018          18.07
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))................................................... 2009          17.29
                                                                                  2010          20.58
                                                                                  2011          23.05
                                                                                  2012          21.14
                                                                                  2013          23.91
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................ 2009           6.57
                                                                                  2010           8.03
                                                                                  2011           8.74
                                                                                  2012           8.52
                                                                                  2013           9.50
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          11.81
                                                                                  2011          13.66
                                                                                  2012          12.46
                                                                                  2013          13.34
                                                                                  2014          18.17
                                                                                  2015          17.98
                                                                                  2016          16.73
                                                                                  2017          15.00
                                                                                  2018          20.57
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.28
                                                                                  2010          10.83



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         33.71     170,861.66
                                                                                         33.57     129,584.67
                                                                                         37.96      49,357.05
                                                                                         48.98      28,224.11
                                                                                         54.27      13,706.09
                                                                                         53.66      15,489.54
                                                                                         58.55      15,015.70
                                                                                         69.55      13,454.70
                                                                                         64.84      10,381.77
MFS(Reg. TM) Research International Investment Division (Class B)................        12.46      73,850.73
                                                                                         13.60      60,180.29
                                                                                         11.90      34,739.71
                                                                                         13.60      14,495.73
                                                                                         15.89       4,873.07
                                                                                         14.49       2,423.14
                                                                                         13.94       1,821.26
                                                                                         13.54           0.00
                                                                                         17.00           0.00
                                                                                         14.32           0.00
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        35.41      13,646.39
                                                                                         38.09      13,104.32
                                                                                         38.13       6,109.91
                                                                                         41.57       1,531.71
                                                                                         48.35       1,017.03
                                                                                         51.33           0.00
                                                                                         50.08           0.00
                                                                                         53.45           0.00
                                                                                         58.74           0.00
                                                                                         54.20           0.00
MFS(Reg. TM) Value Investment Division (Class B).................................        10.09      44,248.19
                                                                                         10.99      44,232.39
                                                                                         10.84      31,785.71
                                                                                         12.35      14,934.43
                                                                                         16.38      14,016.30
                                                                                         17.75       1,827.67
                                                                                         17.32         280.27
                                                                                         19.37         313.03
                                                                                         22.31       2,615.58
                                                                                         19.62       2,617.53
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................         9.77      88,639.15
                                                                                         10.43      74,539.88
                                                                                         10.43      51,536.70
                                                                                         11.64      34,558.23
                                                                                         15.03      21,303.52
                                                                                         16.15       8,214.39
                                                                                         14.85       6,930.54
                                                                                         17.18       3,978.44
                                                                                         18.07       3,416.65
                                                                                         17.39           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))...................................................        20.58      10,007.05
                                                                                         23.05       9,942.37
                                                                                         21.14       9,483.68
                                                                                         23.91       3,838.03
                                                                                         26.27           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................         8.03       4,101.54
                                                                                          8.74       4,507.16
                                                                                          8.52       2,405.54
                                                                                          9.50         838.19
                                                                                         10.39           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        13.66      37,431.27
                                                                                         12.46      26,713.74
                                                                                         13.34      17,175.14
                                                                                         18.17       8,994.17
                                                                                         17.98       3,099.77
                                                                                         16.73       3,066.38
                                                                                         15.00       3,207.48
                                                                                         20.57       2,991.69
                                                                                         22.19       3,232.87
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        10.83      33,038.61
                                                                                         11.69           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Neuberger Berman Genesis Investment Division (Class B)........................ 2009          11.61          12.83      28,117.66
                                                                               2010          12.83          15.25      27,113.12
                                                                               2011          15.25          15.77      20,589.40
                                                                               2012          15.77          16.95       8,252.77
                                                                               2013          16.95          22.95       4,818.19
                                                                               2014          22.95          22.42           0.00
                                                                               2015          22.42          22.05           0.00
                                                                               2016          22.05          25.58           0.00
                                                                               2017          25.58          28.94           0.00
                                                                               2018          28.94          26.37           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................ 2009           9.10          12.19      18,352.44
                                                                               2010          12.19          14.68      14,904.55
                                                                               2011          14.68          13.62      15,211.89
                                                                               2012          13.62          14.05       8,935.83
                                                                               2013          14.05          15.20           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2009           6.53           8.49       7,378.12
                                                                               2010           8.49           8.96       1,921.33
                                                                               2011           8.96           8.17       1,202.27
                                                                               2012           8.17           9.78         103.95
                                                                               2013           9.78          10.38           0.00
Oppenheimer Global Equity Investment Division* (Class B)...................... 2009          10.97          15.03      35,006.22
                                                                               2010          15.03          17.07      36,283.31
                                                                               2011          17.07          15.32      29,824.08
                                                                               2012          15.32          18.19      18,629.18
                                                                               2013          18.19          22.65       5,000.85
                                                                               2014          22.65          22.66         699.38
                                                                               2015          22.66          23.08         402.55
                                                                               2016          23.08          22.66         427.85
                                                                               2017          22.66          30.36         368.97
                                                                               2018          30.36          25.83         753.28
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).... 2014           0.99           1.03           0.00
                                                                               2015           1.03           0.95           0.00
                                                                               2016           0.95           1.03           0.00
                                                                               2017           1.03           1.14           0.00
                                                                               2018           1.14           1.03           0.00
PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006)....... 2009          10.73          12.41      69,311.59
                                                                               2010          12.41          13.10      66,501.36
                                                                               2011          13.10          14.27      50,885.16
                                                                               2012          14.27          15.25      40,821.09
                                                                               2013          15.25          13.56      32,887.87
                                                                               2014          13.56          13.66      23,879.20
                                                                               2015          13.66          12.97      19,031.29
                                                                               2016          12.97          13.34      27,980.63
                                                                               2017          13.34          13.52      18,616.07
                                                                               2018          13.52          12.93      17,949.97
PIMCO Total Return Investment Division (Class B).............................. 2009          12.53          14.49     150,182.39
                                                                               2010          14.49          15.36     207,668.11
                                                                               2011          15.36          15.52     175,720.58
                                                                               2012          15.52          16.62     100,588.64
                                                                               2013          16.62          15.97      80,434.82
                                                                               2014          15.97          16.30      66,164.16
                                                                               2015          16.30          15.97      64,200.54
                                                                               2016          15.97          16.05      65,798.90
                                                                               2017          16.05          16.44      66,274.23
                                                                               2018          16.44          16.07      58,326.60
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06       5,800.38
                                                                               2013           1.06           1.14      12,569.60
                                                                               2014           1.14           1.21      12,440.34
                                                                               2015           1.21           1.17       9,734.77
                                                                               2016           1.17           1.21       9,668.72
                                                                               2017           1.21           1.36      10,352.61
                                                                               2018           1.36           1.20      10,373.41
Schroders Global Multi-Asset Investment Division (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.70           0.00
                                                                               2014          10.70          11.39           0.00
                                                                               2015          11.39          11.02           0.00
                                                                               2016          11.02          11.29           0.00
                                                                               2017          11.29          12.88           0.00
                                                                               2018          12.88          12.29           0.00
SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)........... 2009           8.39          10.26      59,199.97
                                                                               2010          10.26          11.29     356,694.86
                                                                               2011          11.29          11.17     329,553.88

                                     PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                          2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                  BEGINNING OF                   NUMBER OF
                                                                                      YEAR        END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                          2012          11.17          12.35     312,475.42
                                                                          2013          12.35          13.67     109,960.41
                                                                          2014          13.67          14.17      88,955.92
                                                                          2015          14.17          13.61      29,934.72
                                                                          2016          13.61          14.10      28,677.97
                                                                          2017          14.10          16.01      26,784.12
                                                                          2018          16.01          14.66      24,649.73
SSGA Growth ETF Investment Division (Class B) (5/1/2006)................. 2009           7.69           9.73      11,764.84
                                                                          2010           9.73          10.88      15,005.95
                                                                          2011          10.88          10.43      23,889.08
                                                                          2012          10.43          11.75      21,231.13
                                                                          2013          11.75          13.60       3,933.45
                                                                          2014          13.60          14.04           0.00
                                                                          2015          14.04          13.44           0.00
                                                                          2016          13.44          14.07           0.00
                                                                          2017          14.07          16.49           0.00
                                                                          2018          16.49          14.74           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B)............. 2009           8.13          11.40     120,001.19
                                                                          2010          11.40          13.04     113,534.95
                                                                          2011          13.04          12.60      63,308.78
                                                                          2012          12.60          14.65      37,466.91
                                                                          2013          14.65          19.92      29,455.13
                                                                          2014          19.92          21.24      11,135.36
                                                                          2015          21.24          23.00       5,712.34
                                                                          2016          23.00          22.88       6,558.73
                                                                          2017          22.88          29.92       5,873.99
                                                                          2018          29.92          28.97       4,658.55
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................ 2009           3.33           5.18     274,215.52
                                                                          2010           5.18           6.49     177,222.62
                                                                          2011           6.49           5.72     128,984.56
                                                                          2012           5.72           6.29      73,697.73
                                                                          2013           6.29           6.56           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............... 2009           5.51           7.85     169,838.19
                                                                          2010           7.85           9.82     168,221.24
                                                                          2011           9.82           9.47     134,850.19
                                                                          2012           9.47          10.54      88,029.90
                                                                          2013          10.54          14.11      60,387.69
                                                                          2014          14.11          15.59      36,071.22
                                                                          2015          15.59          16.29      24,019.16
                                                                          2016          16.29          16.95      24,260.43
                                                                          2017          16.95          20.72      21,832.56
                                                                          2018          20.72          19.85      17,766.41
T. Rowe Price Small Cap Growth Investment Division (Class B)............. 2009           9.24          12.56      40,836.65
                                                                          2010          12.56          16.57      27,747.20
                                                                          2011          16.57          16.47      26,835.49
                                                                          2012          16.47          18.70      15,031.37
                                                                          2013          18.70          26.41       7,561.46
                                                                          2014          26.41          27.60       4,931.38
                                                                          2015          27.60          27.70       3,385.59
                                                                          2016          27.70          30.26       4,137.35
                                                                          2017          30.26          36.33       3,971.08
                                                                          2018          36.33          33.17       3,331.92
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Neuberger Berman Mid Cap Value Investment Division (Class B))............ 2009          12.92          18.71      55,220.28
                                                                          2010          18.71          23.10      54,852.74
                                                                          2011          23.10          21.12      38,593.02
                                                                          2012          21.12          23.31           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)............. 2012          23.20          23.74      15,645.32
                                                                          2013          23.74          30.31       4,820.22
                                                                          2014          30.31          32.56       1,712.05
                                                                          2015          32.56          29.03       1,358.84
                                                                          2016          29.03          32.85       1,262.23
                                                                          2017          32.85          35.24       1,005.16
                                                                          2018          35.24          31.02         745.32
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)....................................................... 2009          16.12          20.83      32,152.18
                                                                          2010          20.83          22.95      31,730.95
                                                                          2011          22.95          23.79      22,681.08
                                                                          2012          23.79          25.94       4,400.20
                                                                          2013          25.94          25.62       3,860.27
                                                                          2014          25.62          26.43           0.00
                                                                          2015          26.43          25.38           0.00
                                                                          2016          25.38          26.93      12,400.55

                                    PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                         2.05 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2017          26.93          28.48      12,007.17
                                                                         2018          28.48          26.77      11,435.36
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))..................................................... 2009          14.21          19.05      40,278.03
                                                                         2010          19.05          21.08      51,560.57
                                                                         2011          21.08          21.58      39,640.28
                                                                         2012          21.58          23.87      29,494.64
                                                                         2013          23.87          25.25      18,921.29
                                                                         2014          25.25          25.94      13,907.60
                                                                         2015          25.94          24.86      13,323.58
                                                                         2016          24.86          25.56           0.00
Western Asset Management U.S. Government Investment Division (Class B).. 2009          14.84          15.13      60,525.75
                                                                         2010          15.13          15.64      56,306.02
                                                                         2011          15.64          16.13      33,008.38
                                                                         2012          16.13          16.28       7,940.14
                                                                         2013          16.28          15.81       2,080.22
                                                                         2014          15.81          15.88       1,592.74
                                                                         2015          15.88          15.61       1,571.85
                                                                         2016          15.61          15.45       1,618.96
                                                                         2017          15.45          15.39       1,785.80
                                                                         2018          15.39          15.18       1,711.94





                                                                                         AT 2.30 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2009          12.72          14.04      54,302.27
                                                                                2010          14.04          14.60      52,010.18
                                                                                2011          14.60          15.14      28,389.76
                                                                                2012          15.14          15.59      24,789.04
                                                                                2013          15.59          14.91       4,024.19
                                                                                2014          14.91          15.34         232.22
                                                                                2015          15.34          15.03           0.00
                                                                                2016          15.03          15.12           0.00
                                                                                2017          15.12          15.32           0.00
                                                                                2018          15.32          14.86           0.00
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          15.02          23.18     137,244.23
                                                                                2010          23.18          27.74     119,958.89
                                                                                2011          27.74          21.92      89,152.02
                                                                                2012          21.92          25.31      54,019.83
                                                                                2013          25.31          31.73      23,248.89
                                                                                2014          31.73          31.67       9,539.90
                                                                                2015          31.67          31.03       5,926.56
                                                                                2016          31.03          30.96       5,917.36
                                                                                2017          30.96          38.09       5,066.88
                                                                                2018          38.09          33.29       4,946.73
American Funds Growth Investment Division (Class 2)............................ 2009          80.42         106.23      37,166.26
                                                                                2010         106.23         123.21      29,959.77
                                                                                2011         123.21         115.26      22,702.56
                                                                                2012         115.26         132.78      12,128.00
                                                                                2013         132.78         168.83       4,634.31
                                                                                2014         168.83         179.03         749.43
                                                                                2015         179.03         186.96          95.96
                                                                                2016         186.96         200.04          80.06
                                                                                2017         200.04         250.82          72.41
                                                                                2018         250.82         244.48          69.54
American Funds Growth-Income Investment Division (Class 2 ).................... 2009          60.61          75.40      36,089.45
                                                                                2010          75.40          82.10      36,287.44
                                                                                2011          82.10          78.77      26,286.99
                                                                                2012          78.77          90.43      13,723.88
                                                                                2013          90.43         117.98       5,229.67
                                                                                2014         117.98         127.56       1,991.39
                                                                                2015         127.56         126.47       1,842.40
                                                                                2016         126.47         137.84       1,944.56
                                                                                2017         137.84         164.87       1,789.78
                                                                                2018         164.87         158.22       1,244.63

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                                 2.10 SEPARATE ACCOUNT CHARGE
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.14          10.44           0.00
                                                                             2013          10.44          11.36           0.00
                                                                             2014          11.36          11.94           0.00
                                                                             2015          11.94          11.76       1,134.49
                                                                             2016          11.76          11.93       1,157.18
                                                                             2017          11.93          13.28           0.00
                                                                             2018          13.28          12.09       6,806.19
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2009          12.83          14.12           0.00
                                                                             2010          14.12          14.70           0.00
                                                                             2011          14.70          15.25           0.00
                                                                             2012          15.25          15.71           0.00
                                                                             2013          15.71          15.03           0.00
                                                                             2014          15.03          15.47           0.00
                                                                             2015          15.47          15.17           0.00
                                                                             2016          15.17          15.27           0.00
                                                                             2017          15.27          15.48           0.00
                                                                             2018          15.48          15.02           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2009          14.78          23.32         371.54
                                                                             2010          23.32          27.91         331.55
                                                                             2011          27.91          22.07         382.89
                                                                             2012          22.07          25.50         374.75
                                                                             2013          25.50          31.98         325.64
                                                                             2014          31.98          31.93         336.95
                                                                             2015          31.93          31.30         278.16
                                                                             2016          31.30          31.25         278.16
                                                                             2017          31.25          38.47         254.01
                                                                             2018          38.47          33.64         229.08
American Funds Growth Investment Division+ (Class 2)........................ 2009          78.95         107.61          52.06
                                                                             2010         107.61         124.88          51.32
                                                                             2011         124.88         116.88          52.53
                                                                             2012         116.88         134.71          51.54
                                                                             2013         134.71         171.37          50.64
                                                                             2014         171.37         181.81          48.56
                                                                             2015         181.81         189.96          45.77
                                                                             2016         189.96         203.36          46.32
                                                                             2017         203.36         255.11           0.00
                                                                             2018         255.11         248.78           0.00
American Funds Growth-Income Investment Division+ (Class 2)................. 2009          59.52          76.38       2,818.47
                                                                             2010          76.38          83.21       2,798.11
                                                                             2011          83.21          79.88       3,144.00
                                                                             2012          79.88          91.74       3,114.06
                                                                             2013          91.74         119.76       2,950.44
                                                                             2014         119.76         129.54       2,785.75
                                                                             2015         129.54         128.50         200.78
                                                                             2016         128.50         140.12         195.95
                                                                             2017         140.12         167.68         158.45
                                                                             2018         167.68         161.00         136.47
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.97           8.83      39,922.51
                                                                             2010           8.83           9.70      62,515.56
                                                                             2011           9.70           9.30      60,129.42
                                                                             2012           9.30          10.33      58,058.54
                                                                             2013          10.33          12.00      25,080.58
                                                                             2014          12.00          12.46      24,239.94
                                                                             2015          12.46          12.11      23,395.93
                                                                             2016          12.11          12.79      23,046.32
                                                                             2017          12.79          14.63      22,314.70
                                                                             2018          14.63          13.71      21,540.44
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.32           8.30     560,074.35
                                                                             2010           8.30           9.23     390,952.72
                                                                             2011           9.23           8.61     262,539.05
                                                                             2012           8.61           9.79     207,904.55
                                                                             2013           9.79          11.99     195,158.92
                                                                             2014          11.99          12.50     184,074.78
                                                                             2015          12.50          12.14     183,292.70
                                                                             2016          12.14          12.96     137,576.47
                                                                             2017          12.96          15.40     131,334.51
                                                                             2018          15.40          14.21      85,019.01
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.64           9.24      17,147.38
                                                                             2010           9.24           9.94      65,652.07
                                                                             2011           9.94           9.75      69,926.04
                                                                             2012           9.75          10.59     104,718.84

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.59          11.77     101,003.59
                                                                               2014          11.77          12.23      97,545.38
                                                                               2015          12.23          11.88      73,273.13
                                                                               2016          11.88          12.45      69,942.38
                                                                               2017          12.45          13.78      67,933.52
                                                                               2018          13.78          13.03      29,254.15
AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)............ 2012          11.07          11.42           0.00
                                                                               2013          11.42          10.80       2,396.99
                                                                               2014          10.80          11.00       5,255.12
                                                                               2015          11.00           9.74       5,923.84
                                                                               2016           9.74          10.39       5,923.84
                                                                               2017          10.39          11.18           0.00
                                                                               2018          11.18          10.25           0.00
Baillie Gifford International Stock Investment Division (Class B)............. 2009           9.46          11.29           0.00
                                                                               2010          11.29          11.81           0.54
                                                                               2011          11.81           9.24           0.00
                                                                               2012           9.24          10.80           0.00
                                                                               2013          10.80          12.17           0.00
                                                                               2014          12.17          11.52           0.00
                                                                               2015          11.52          11.04           0.00
                                                                               2016          11.04          11.35           0.00
                                                                               2017          11.35          15.00           0.00
                                                                               2018          15.00          12.16           0.00
BlackRock Bond Income Investment Division (Class B)........................... 2009          38.58          41.25         439.47
                                                                               2010          41.25          43.65         433.45
                                                                               2011          43.65          45.44         503.15
                                                                               2012          45.44          47.73         395.43
                                                                               2013          47.73          46.27         420.87
                                                                               2014          46.27          48.39         407.88
                                                                               2015          48.39          47.55         411.75
                                                                               2016          47.55          47.90         411.53
                                                                               2017          47.90          48.71         417.19
                                                                               2018          48.71          47.40         424.04
BlackRock Capital Appreciation Investment Division (Class B).................. 2009          18.09          24.18         447.80
                                                                               2010          24.18          28.29         450.70
                                                                               2011          28.29          25.16           0.00
                                                                               2012          25.16          28.11           0.00
                                                                               2013          28.11          36.86           0.00
                                                                               2014          36.86          39.21           0.00
                                                                               2015          39.21          40.70           0.00
                                                                               2016          40.70          39.80           0.00
                                                                               2017          39.80          52.06           0.00
                                                                               2018          52.06          52.08           0.00
BlackRock Capital Appreciation Investment Division (Class B) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class B) and
before that FI Large Cap Investment Division (Class B)) (5/1/2006)............ 2009           8.80           9.14           0.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(4/30/2012)................................................................... 2012           9.90          10.17           0.00
                                                                               2013          10.17          10.99           0.00
                                                                               2014          10.99          11.40           0.00
                                                                               2015          11.40          11.15           0.00
                                                                               2016          11.15          11.40           0.00
                                                                               2017          11.40          12.65           0.00
                                                                               2018          12.65          11.49      14,216.30
BlackRock Ultra-Short Term Bond Investment Division (Class B)................. 2009          20.00          19.63           0.00
                                                                               2010          19.63          19.22           0.00
                                                                               2011          19.22          18.82           0.00
                                                                               2012          18.82          18.43           0.00
                                                                               2013          18.43          18.05           0.00
                                                                               2014          18.05          17.67           0.00
                                                                               2015          17.67          17.30           0.00
                                                                               2016          17.30          16.96           0.00
                                                                               2017          16.96          16.72           0.00
                                                                               2018          16.72          16.62           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Aggressive Allocation Investment Division (Class B)) (5/1/2005)....... 2009           7.41           9.54           0.00
                                                                               2010           9.54          10.81           0.00
                                                                               2011          10.81          11.69           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B)................ 2011          11.65           9.93           0.00
                                                                               2012           9.93          11.36           0.00
                                                                               2013          11.36          14.40           0.00
                                                                               2014          14.40          14.82           0.00
                                                                               2015          14.82          14.22           0.00
                                                                               2016          14.22          15.18           0.00

                                                                                       BEGINNING OF                  NUMBER OF
PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II                                          YEAR        END OF YEAR   ACCUMULATION
2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2017          15.18          18.27           0.00
                                                                                2018          18.27          16.09           0.00
Brighthouse Asset Allocation 20 Investment Division (Class B) (5/1/2005)....... 2009           9.29          10.97      21,274.88
                                                                                2010          10.97          11.82      21,062.10
                                                                                2011          11.82          11.95      20,837.13
                                                                                2012          11.95          12.78      20,618.39
                                                                                2013          12.78          13.05      20,390.62
                                                                                2014          13.05          13.35      20,161.47
                                                                                2015          13.35          12.99      19,916.64
                                                                                2016          12.99          13.30      19,108.83
                                                                                2017          13.30          13.93      17,229.96
                                                                                2018          13.93          13.28      15,343.37
Brighthouse Asset Allocation 40 Investment Division (Class B) (5/1/2005)....... 2009           8.83          10.70           0.00
                                                                                2010          10.70          11.68           0.00
                                                                                2011          11.68          11.56           0.00
                                                                                2012          11.56          12.62           0.00
                                                                                2013          12.62          13.71           0.00
                                                                                2014          13.71          14.08           0.00
                                                                                2015          14.08          13.64           0.00
                                                                                2016          13.64          14.17           0.00
                                                                                2017          14.17          15.35           0.00
                                                                                2018          15.35          14.37           0.00
Brighthouse Asset Allocation 60 Investment Division (Class B) (5/1/2005)....... 2009           8.36          10.36       6,405.84
                                                                                2010          10.36          11.48      24,130.62
                                                                                2011          11.48          11.09      23,831.59
                                                                                2012          11.09          12.29      23,538.04
                                                                                2013          12.29          14.21       1,260.00
                                                                                2014          14.21          14.61           0.00
                                                                                2015          14.61          14.13           0.00
                                                                                2016          14.13          14.82           0.00
                                                                                2017          14.82          16.65           0.00
                                                                                2018          16.65          15.30           0.00
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............. 2013          11.22          12.73           0.00
                                                                                2014          12.73          12.65           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (5/1/2005)....... 2009           7.89           9.97      25,827.40
                                                                                2010           9.97          11.20      53,265.28
                                                                                2011          11.20          10.55      48,932.06
                                                                                2012          10.55          11.92      48,480.95
                                                                                2013          11.92          14.52      65,547.25
                                                                                2014          14.52          14.96      64,968.52
                                                                                2015          14.96          14.40      64,327.25
                                                                                2016          14.40          15.25      59,336.54
                                                                                2017          15.25          17.79      60,442.51
                                                                                2018          17.79          16.01      59,107.76
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife
Growth Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)......... 2009           6.99           8.81           0.00
                                                                                2010           8.81           9.49           0.00
                                                                                2011           9.49           9.13           0.00
                                                                                2012           9.13          10.38           0.00
                                                                                2013          10.38          11.15           0.00
Brighthouse Balanced Plus Investment Division (Class B) (4/30/2012)............ 2012           9.93          10.34           0.00
                                                                                2013          10.34          11.58       3,115.98
                                                                                2014          11.58          12.43       7,307.85
                                                                                2015          12.43          11.67       9,413.81
                                                                                2016          11.67          12.39       9,445.02
                                                                                2017          12.39          14.36       4,648.41
                                                                                2018          14.36          13.02      36,203.12
Brighthouse/Artisan Mid Cap Value Investment Division (Class B)................ 2009          17.05          23.58           0.00
                                                                                2010          23.58          26.50           0.00
                                                                                2011          26.50          27.63       2,111.19
                                                                                2012          27.63          30.19       2,032.21
                                                                                2013          30.19          40.36       1,906.30
                                                                                2014          40.36          40.18       1,863.08
                                                                                2015          40.18          35.54       1,727.17
                                                                                2016          35.54          42.69       1,646.97
                                                                                2017          42.69          47.05           0.00
                                                                                2018          47.05          39.88           0.00
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (5/2/2011)........................................................... 2011           9.98           9.72           0.00
                                                                                2012           9.72           9.93           0.00
                                                                                2013           9.93           9.84           0.00
                                                                                2014           9.84           9.74           0.00

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015           9.74
                                                                                  2016           9.47
                                                                                  2017           9.57
                                                                                  2018           9.49
Brighthouse/Wellington Balanced Investment Division (Class B).................... 2009          27.66
                                                                                  2010          31.69
                                                                                  2011          33.92
                                                                                  2012          34.41
                                                                                  2013          37.77
                                                                                  2014          44.48
                                                                                  2015          48.04
                                                                                  2016          48.12
                                                                                  2017          50.30
                                                                                  2018          56.57
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................ 2009          20.89
                                                                                  2010          26.93
                                                                                  2011          29.46
                                                                                  2012          27.61
                                                                                  2013          30.45
                                                                                  2014          39.77
                                                                                  2015          42.97
                                                                                  2016          42.98
                                                                                  2017          45.06
                                                                                  2018          52.42
Brighthouse/Wellington Large Cap Research Investment Division (Class B).......... 2009          40.72
                                                                                  2010          47.53
                                                                                  2011          52.34
                                                                                  2012          51.38
                                                                                  2013          57.06
                                                                                  2014          75.03
                                                                                  2015          83.39
                                                                                  2016          85.33
                                                                                  2017          90.47
                                                                                  2018         108.04
Clarion Global Real Estate Investment Division (Class B)......................... 2009           9.07
                                                                                  2010          11.97
                                                                                  2011          13.61
                                                                                  2012          12.58
                                                                                  2013          15.52
                                                                                  2014          15.73
                                                                                  2015          17.45
                                                                                  2016          16.85
                                                                                  2017          16.64
                                                                                  2018          18.05
ClearBridge Aggressive Growth Investment Division (Class B)...................... 2009           4.46
                                                                                  2010           5.81
                                                                                  2011           7.05
                                                                                  2012           7.12
                                                                                  2013           8.27
                                                                                  2014          11.79
                                                                                  2015          13.73
                                                                                  2016          12.90
                                                                                  2017          12.97
                                                                                  2018          15.04
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008)....... 2009          84.81
                                                                                  2010         118.64
                                                                                  2011         127.10
                                                                                  2012         115.07
                                                                                  2013         138.03
                                                                                  2014         174.08
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))............... 2009           3.89
                                                                                  2010           5.25
                                                                                  2011           5.52
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)........................................................... 2012          10.69
                                                                                  2013          10.81
                                                                                  2014          10.10
                                                                                  2015          10.64
                                                                                  2016          10.46



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                          9.47           0.00
                                                                                          9.57           0.00
                                                                                          9.49           0.00
                                                                                          9.34           0.00
Brighthouse/Wellington Balanced Investment Division (Class B)....................        31.69           0.00
                                                                                         33.92           0.00
                                                                                         34.41           0.00
                                                                                         37.77           0.00
                                                                                         44.48           0.00
                                                                                         48.04           0.00
                                                                                         48.12           0.00
                                                                                         50.30           0.00
                                                                                         56.57           0.00
                                                                                         53.17           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................        26.93       1,312.65
                                                                                         29.46         466.02
                                                                                         27.61         485.75
                                                                                         30.45         479.28
                                                                                         39.77         412.30
                                                                                         42.97         392.76
                                                                                         42.98         397.78
                                                                                         45.06         392.56
                                                                                         52.42         370.94
                                                                                         51.15         362.29
Brighthouse/Wellington Large Cap Research Investment Division (Class B)..........        47.53           0.00
                                                                                         52.34           0.00
                                                                                         51.38           0.00
                                                                                         57.06           0.00
                                                                                         75.03           0.00
                                                                                         83.39           0.00
                                                                                         85.33           0.00
                                                                                         90.47           0.00
                                                                                        108.04           0.00
                                                                                         99.09           0.00
Clarion Global Real Estate Investment Division (Class B).........................        11.97       3,594.93
                                                                                         13.61       3,241.36
                                                                                         12.58       7,443.84
                                                                                         15.52       6,441.63
                                                                                         15.73       9,024.00
                                                                                         17.45       8,760.82
                                                                                         16.85       5,921.64
                                                                                         16.64       5,815.65
                                                                                         18.05       4,819.26
                                                                                         16.15       4,786.91
ClearBridge Aggressive Growth Investment Division (Class B)......................         5.81           0.00
                                                                                          7.05           0.00
                                                                                          7.12       7,895.98
                                                                                          8.27       7,600.61
                                                                                         11.79       7,129.66
                                                                                         13.73       6,968.03
                                                                                         12.90       7,411.93
                                                                                         12.97       7,307.90
                                                                                         15.04           0.00
                                                                                         13.68           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008).......       118.64         624.85
                                                                                        127.10         538.98
                                                                                        115.07         274.82
                                                                                        138.03         266.96
                                                                                        174.08         266.96
                                                                                        180.87           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))...............         5.25           0.00
                                                                                          5.52           0.00
                                                                                          5.86           0.00
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)...........................................................        10.81           0.00
                                                                                         10.10           0.00
                                                                                         10.64           0.00
                                                                                         10.46           0.00
                                                                                         10.38       5,825.40

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                           2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2017          10.38          10.43       5,743.18
                                                                             2018          10.43          10.21       5,651.81
Frontier Mid Cap Growth Investment Division (Class B)....................... 2009          23.30          34.02           0.00
                                                                             2010          34.02          38.31           0.41
                                                                             2011          38.31          36.29          43.35
                                                                             2012          36.29          39.34           0.00
                                                                             2013          39.34          51.01           0.00
                                                                             2014          51.01          55.39           0.00
                                                                             2015          55.39          55.65           0.00
                                                                             2016          55.65          57.30           0.00
                                                                             2017          57.30          70.11           0.00
                                                                             2018          70.11          64.59           0.00
Harris Oakmark International Investment Division (Class B).................. 2009          10.80          16.40          42.91
                                                                             2010          16.40          18.70          27.69
                                                                             2011          18.70          15.70       3,349.03
                                                                             2012          15.70          19.87       3,215.01
                                                                             2013          19.87          25.39       3,009.31
                                                                             2014          25.39          23.42       2,940.90
                                                                             2015          23.42          21.89       3,001.37
                                                                             2016          21.89          23.19       2,927.06
                                                                             2017          23.19          29.63       2,275.95
                                                                             2018          29.63          22.05       2,217.57
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04           0.00
                                                                             2013           1.04           1.04      25,910.72
                                                                             2014           1.04           1.07      70,890.17
                                                                             2015           1.07           1.00      82,329.45
                                                                             2016           1.00           1.10      82,329.45
                                                                             2017           1.10           1.18           0.00
                                                                             2018           1.18           1.08           0.00
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           9.20          12.06           0.00
                                                                             2010          12.06          14.90           0.00
                                                                             2011          14.90          14.44           0.00
                                                                             2012          14.44          16.71           0.00
                                                                             2013          16.71          22.94           0.00
                                                                             2014          22.94          24.24           0.00
                                                                             2015          24.24          23.33           0.00
                                                                             2016          23.33          25.46           0.00
                                                                             2017          25.46          31.25           0.00
                                                                             2018          31.25          27.83           0.00
Jennison Growth Investment Division (Class B)............................... 2009           3.19           4.36           0.00
                                                                             2010           4.36           4.76           7.02
                                                                             2011           4.76           4.67           0.00
                                                                             2012           4.67           5.28           0.00
                                                                             2013           5.28           7.07           0.00
                                                                             2014           7.07           7.53           0.00
                                                                             2015           7.53           8.15       1,684.10
                                                                             2016           8.15           7.97       1,847.54
                                                                             2017           7.97          10.70           0.00
                                                                             2018          10.70          10.49           0.00
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)) (5/1/2005).............. 2009           5.20           7.32           0.00
                                                                             2010           7.32           7.84           4.28
                                                                             2011           7.84           7.57           0.00
                                                                             2012           7.57           8.50           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04           0.00
                                                                             2013           1.04           1.13      12,495.59
                                                                             2014           1.13           1.18      29,691.71
                                                                             2015           1.18           1.17      45,192.90
                                                                             2016           1.17           1.18      45,471.82
                                                                             2017           1.18           1.35           0.00
                                                                             2018           1.35           1.22           0.00
JPMorgan Global Active Allocation Investment Division (Class B) (formerly
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014))...................................................... 2014           0.99           1.03           0.00
                                                                             2015           1.03           1.00           0.00
                                                                             2016           1.00           1.00           0.00
                                                                             2017           1.00           1.13           0.00
                                                                             2018           1.13           1.10           0.00
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)...... 2013          14.61          15.99       4,028.78
                                                                             2014          15.99          16.20       3,937.44
                                                                             2015          16.20          16.05       3,650.21
                                                                             2016          16.05          16.47       3,480.71
                                                                             2017          16.47          19.84           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2018          19.84          18.38           0.00
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2009           7.94           9.94           0.00
                                                                              2010           9.94          10.89           0.00
                                                                              2011          10.89          10.89       5,188.27
                                                                              2012          10.89          12.00       4,994.18
                                                                              2013          12.00          12.49           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)................... 2009          20.06          25.52           0.00
                                                                              2010          25.52          31.79           1.04
                                                                              2011          31.79          31.24       1,834.50
                                                                              2012          31.24          34.95       1,765.87
                                                                              2013          34.95          48.15       1,656.46
                                                                              2014          48.15          48.80       1,618.91
                                                                              2015          48.80          46.96       1,500.81
                                                                              2016          46.96          54.71       1,431.12
                                                                              2017          54.71          61.59           0.00
                                                                              2018          61.59          53.49           0.00
Loomis Sayles Small Cap Growth Investment Division (Class B)................. 2009           6.12           7.78           0.00
                                                                              2010           7.78          10.01           0.00
                                                                              2011          10.01          10.07           0.00
                                                                              2012          10.07          10.93           0.00
                                                                              2013          10.93          15.89           0.00
                                                                              2014          15.89          15.70           0.00
                                                                              2015          15.70          15.59           0.00
                                                                              2016          15.59          16.19           0.00
                                                                              2017          16.19          20.09       3,343.93
                                                                              2018          20.09          19.72       3,258.15
MetLife Aggregate Bond Index Investment Division (Class B)................... 2009          13.40          13.77       5,987.41
                                                                              2010          13.77          14.25       6,059.46
                                                                              2011          14.25          14.98       5,800.43
                                                                              2012          14.98          15.20       4,302.67
                                                                              2013          15.20          14.50       7,543.58
                                                                              2014          14.50          14.98       7,973.53
                                                                              2015          14.98          14.68       8,291.22
                                                                              2016          14.68          14.68       8,328.26
                                                                              2017          14.68          14.81       9,500.44
                                                                              2018          14.81          14.43       9,894.79
MetLife Mid Cap Stock Index Investment Division (Class B).................... 2009           9.78          13.10       1,124.85
                                                                              2010          13.10          16.16       1,010.38
                                                                              2011          16.16          15.48         994.35
                                                                              2012          15.48          17.79         972.31
                                                                              2013          17.79          23.14       1,233.77
                                                                              2014          23.14          24.75       1,214.29
                                                                              2015          24.75          23.60       1,239.96
                                                                              2016          23.60          27.76       1,196.87
                                                                              2017          27.76          31.44       1,167.76
                                                                              2018          31.44          27.24       1,159.67
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B)............... 2009           8.86          11.13       3,775.22
                                                                              2010          11.13          11.76       3,964.27
                                                                              2011          11.76          10.06       4,494.63
                                                                              2012          10.06          11.63       4,582.47
                                                                              2013          11.63          13.84       6,149.77
                                                                              2014          13.84          12.70       6,799.19
                                                                              2015          12.70          12.28       7,318.48
                                                                              2016          12.28          12.14       7,751.58
                                                                              2017          12.14          14.81       7,302.19
                                                                              2018          14.81          12.46       8,005.54
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).. 2013           1.07           1.11      55,379.09
                                                                              2014           1.11           1.19      54,725.18
                                                                              2015           1.19           1.15      65,285.97
                                                                              2016           1.15           1.18      65,033.60
                                                                              2017           1.18           1.34      52,563.42
                                                                              2018           1.34           1.21     188,316.97
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B)............ 2009          10.85          13.36       1,126.34
                                                                              2010          13.36          16.56         997.02
                                                                              2011          16.56          15.52       1,004.61
                                                                              2012          15.52          17.63         997.02
                                                                              2013          17.63          23.86       1,215.23
                                                                              2014          23.86          24.49       1,238.54
                                                                              2015          24.49          22.90       1,273.16
                                                                              2016          22.90          27.12       1,236.93
                                                                              2017          27.12          30.39       1,207.15
                                                                              2018          30.39          26.42       1,183.40
MetLife Stock Index Investment Division (Class B)............................ 2009          24.13          29.76       7,687.22

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2010          29.76
                                                                                  2011          33.37
                                                                                  2012          33.21
                                                                                  2013          37.53
                                                                                  2014          48.40
                                                                                  2015          53.61
                                                                                  2016          52.97
                                                                                  2017          57.77
                                                                                  2018          68.59
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           9.63
                                                                                  2010          12.41
                                                                                  2011          13.53
                                                                                  2012          11.83
                                                                                  2013          13.52
                                                                                  2014          15.79
                                                                                  2015          14.39
                                                                                  2016          13.84
                                                                                  2017          13.43
                                                                                  2018          16.86
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          30.22
                                                                                  2010          35.01
                                                                                  2011          37.64
                                                                                  2012          37.66
                                                                                  2013          41.04
                                                                                  2014          47.71
                                                                                  2015          50.62
                                                                                  2016          49.37
                                                                                  2017          52.66
                                                                                  2018          57.84
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           8.50
                                                                                  2010          10.04
                                                                                  2011          10.93
                                                                                  2012          10.77
                                                                                  2013          12.26
                                                                                  2014          16.26
                                                                                  2015          17.61
                                                                                  2016          17.18
                                                                                  2017          19.19
                                                                                  2018          22.10
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           8.95
                                                                                  2010           9.73
                                                                                  2011          10.38
                                                                                  2012          10.38
                                                                                  2013          11.58
                                                                                  2014          14.94
                                                                                  2015          16.05
                                                                                  2016          14.74
                                                                                  2017          17.05
                                                                                  2018          17.93
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))................................................... 2009          17.16
                                                                                  2010          20.41
                                                                                  2011          22.84
                                                                                  2012          20.94
                                                                                  2013          23.68
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................ 2009           6.56
                                                                                  2010           8.03
                                                                                  2011           8.73
                                                                                  2012           8.50
                                                                                  2013           9.48
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          11.73
                                                                                  2011          13.57
                                                                                  2012          12.36
                                                                                  2013          13.23
                                                                                  2014          18.01
                                                                                  2015          17.82
                                                                                  2016          16.57
                                                                                  2017          14.85
                                                                                  2018          20.35
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.23
                                                                                  2010          10.76



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         33.37       6,073.78
                                                                                         33.21       5,948.06
                                                                                         37.53       5,751.27
                                                                                         48.40       7,187.22
                                                                                         53.61       6,784.31
                                                                                         52.97       6,859.80
                                                                                         57.77       6,704.59
                                                                                         68.59       6,421.53
                                                                                         63.91       6,153.58
MFS(Reg. TM) Research International Investment Division (Class B)................        12.41         740.44
                                                                                         13.53         743.75
                                                                                         11.83           0.00
                                                                                         13.52           0.00
                                                                                         15.79           0.00
                                                                                         14.39           0.00
                                                                                         13.84           0.00
                                                                                         13.43           0.00
                                                                                         16.86           0.00
                                                                                         14.20           0.00
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        35.01           0.00
                                                                                         37.64           0.00
                                                                                         37.66           0.00
                                                                                         41.04           0.00
                                                                                         47.71           0.00
                                                                                         50.62           0.00
                                                                                         49.37           0.00
                                                                                         52.66           0.00
                                                                                         57.84           0.00
                                                                                         53.34           0.00
MFS(Reg. TM) Value Investment Division (Class B).................................        10.04           0.00
                                                                                         10.93           0.00
                                                                                         10.77           0.00
                                                                                         12.26           0.00
                                                                                         16.26           0.00
                                                                                         17.61           0.00
                                                                                         17.18           0.00
                                                                                         19.19           0.00
                                                                                         22.10           0.00
                                                                                         19.42           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................         9.73           0.00
                                                                                         10.38           0.92
                                                                                         10.38         603.54
                                                                                         11.58           0.00
                                                                                         14.94           0.00
                                                                                         16.05           0.00
                                                                                         14.74           0.00
                                                                                         17.05           0.00
                                                                                         17.93           0.00
                                                                                         17.25           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))...................................................        20.41           0.00
                                                                                         22.84           0.00
                                                                                         20.94           0.00
                                                                                         23.68           0.00
                                                                                         26.01           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................         8.03           0.00
                                                                                          8.73           0.00
                                                                                          8.50           0.00
                                                                                          9.48           0.00
                                                                                         10.36           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        13.57           0.00
                                                                                         12.36           0.00
                                                                                         13.23           0.00
                                                                                         18.01           0.00
                                                                                         17.82           0.00
                                                                                         16.57           0.00
                                                                                         14.85           0.00
                                                                                         20.35           0.00
                                                                                         21.95           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        10.76           0.00
                                                                                         11.62           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Neuberger Berman Genesis Investment Division (Class B)........................ 2009          11.56          12.77           0.00
                                                                               2010          12.77          15.17           4.22
                                                                               2011          15.17          15.68         200.05
                                                                               2012          15.68          16.85           0.00
                                                                               2013          16.85          22.80           0.00
                                                                               2014          22.80          22.26           0.00
                                                                               2015          22.26          21.88           0.00
                                                                               2016          21.88          25.37           0.00
                                                                               2017          25.37          28.69           0.00
                                                                               2018          28.69          26.13           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................ 2009           9.07          12.14           0.00
                                                                               2010          12.14          14.61           0.00
                                                                               2011          14.61          13.55           0.00
                                                                               2012          13.55          13.97           0.00
                                                                               2013          13.97          15.11           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2009           6.53           8.49           0.00
                                                                               2010           8.49           8.95           0.00
                                                                               2011           8.95           8.16           0.00
                                                                               2012           8.16           9.76           0.00
                                                                               2013           9.76          10.35           0.00
Oppenheimer Global Equity Investment Division* (Class B)...................... 2009          10.91          14.93       1,505.41
                                                                               2010          14.93          16.95       1,422.04
                                                                               2011          16.95          15.21       4,968.61
                                                                               2012          15.21          18.04       4,726.77
                                                                               2013          18.04          22.46       3,801.79
                                                                               2014          22.46          22.46       3,708.74
                                                                               2015          22.46          22.86       3,749.82
                                                                               2016          22.86          22.44       3,675.62
                                                                               2017          22.44          30.05       2,745.36
                                                                               2018          30.05          25.55       2,744.70
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).... 2014           0.99           1.03           0.00
                                                                               2015           1.03           0.95           0.00
                                                                               2016           0.95           1.03           0.00
                                                                               2017           1.03           1.14           0.00
                                                                               2018           1.14           1.03           0.00
PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006)....... 2009          10.70          12.37      17,732.66
                                                                               2010          12.37          13.05      18,000.47
                                                                               2011          13.05          14.20       9,283.54
                                                                               2012          14.20          15.18       8,983.71
                                                                               2013          15.18          13.48       8,751.78
                                                                               2014          13.48          13.59       8,672.18
                                                                               2015          13.59          12.89       8,421.84
                                                                               2016          12.89          13.25       8,274.11
                                                                               2017          13.25          13.43           0.00
                                                                               2018          13.43          12.83           0.00
PIMCO Total Return Investment Division (Class B).............................. 2009          12.48          14.43       5,933.71
                                                                               2010          14.43          15.28       5,862.31
                                                                               2011          15.28          15.44       4,708.68
                                                                               2012          15.44          16.52       3,397.61
                                                                               2013          16.52          15.87       3,187.09
                                                                               2014          15.87          16.19       3,114.83
                                                                               2015          16.19          15.85       2,887.61
                                                                               2016          15.85          15.93       2,753.52
                                                                               2017          15.93          16.30           0.00
                                                                               2018          16.30          15.92           0.00
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06           0.00
                                                                               2013           1.06           1.14      30,893.71
                                                                               2014           1.14           1.20      73,532.29
                                                                               2015           1.20           1.17      83,517.92
                                                                               2016           1.17           1.21      83,517.92
                                                                               2017           1.21           1.35           0.00
                                                                               2018           1.35           1.20      47,484.23
Schroders Global Multi-Asset Investment Division (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.70           0.00
                                                                               2014          10.70          11.38           0.00
                                                                               2015          11.38          11.00           0.00
                                                                               2016          11.00          11.27           0.00
                                                                               2017          11.27          12.85       5,179.32
                                                                               2018          12.85          12.26           0.00
SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)........... 2009           8.37          10.24           0.00
                                                                               2010          10.24          11.26           0.00
                                                                               2011          11.26          11.14      37,737.11

                                     PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                          2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                  BEGINNING OF                   NUMBER OF
                                                                                      YEAR        END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                          2012          11.14          12.31      37,303.12
                                                                          2013          12.31          13.61      36,876.63
                                                                          2014          13.61          14.10      36,454.56
                                                                          2015          14.10          13.54      31,852.42
                                                                          2016          13.54          14.02      31,410.09
                                                                          2017          14.02          15.91      23,323.64
                                                                          2018          15.91          14.56       1,883.83
SSGA Growth ETF Investment Division (Class B) (5/1/2006)................. 2009           7.68           9.70           0.00
                                                                          2010           9.70          10.85           0.00
                                                                          2011          10.85          10.40           0.00
                                                                          2012          10.40          11.71           0.00
                                                                          2013          11.71          13.54           0.00
                                                                          2014          13.54          13.97           0.00
                                                                          2015          13.97          13.37           0.00
                                                                          2016          13.37          13.99           0.00
                                                                          2017          13.99          16.39       5,959.75
                                                                          2018          16.39          14.64       5,827.05
T. Rowe Price Large Cap Growth Investment Division (Class B)............. 2009           8.09          11.34       1,890.88
                                                                          2010          11.34          12.96       1,656.13
                                                                          2011          12.96          12.52       1,685.65
                                                                          2012          12.52          14.55       1,502.93
                                                                          2013          14.55          19.77       1,165.08
                                                                          2014          19.77          21.07       1,085.95
                                                                          2015          21.07          22.80       1,588.14
                                                                          2016          22.80          22.67       1,636.21
                                                                          2017          22.67          29.64       3,043.89
                                                                          2018          29.64          28.68       2,961.90
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................ 2009           3.31           5.16           0.00
                                                                          2010           5.16           6.45           0.00
                                                                          2011           6.45           5.69           0.00
                                                                          2012           5.69           6.25           0.00
                                                                          2013           6.25           6.52           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............... 2009           5.49           7.82       2,797.65
                                                                          2010           7.82           9.78       2,807.04
                                                                          2011           9.78           9.42           0.00
                                                                          2012           9.42          10.48           0.00
                                                                          2013          10.48          14.02           0.00
                                                                          2014          14.02          15.48           0.00
                                                                          2015          15.48          16.17         823.08
                                                                          2016          16.17          16.82         856.68
                                                                          2017          16.82          20.55       3,237.14
                                                                          2018          20.55          19.68       3,154.10
T. Rowe Price Small Cap Growth Investment Division (Class B)............. 2009           9.19          12.48           0.00
                                                                          2010          12.48          16.45           2.44
                                                                          2011          16.45          16.34           0.00
                                                                          2012          16.34          18.55           0.00
                                                                          2013          18.55          26.19           0.00
                                                                          2014          26.19          27.35           0.00
                                                                          2015          27.35          27.44         459.24
                                                                          2016          27.44          29.96         510.14
                                                                          2017          29.96          35.95           0.00
                                                                          2018          35.95          32.81           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Neuberger Berman Mid Cap Value Investment Division (Class B))............ 2009          12.86          18.60       3,007.70
                                                                          2010          18.60          22.96       1,561.34
                                                                          2011          22.96          20.98       1,771.72
                                                                          2012          20.98          23.15           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)............. 2012          23.04          23.57       1,206.50
                                                                          2013          23.57          30.08       1,026.81
                                                                          2014          30.08          32.30         979.28
                                                                          2015          32.30          28.78       1,074.88
                                                                          2016          28.78          32.56         968.38
                                                                          2017          32.56          34.90       1,838.70
                                                                          2018          34.90          30.71       1,897.91
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)....................................................... 2009          16.00          20.67         449.12
                                                                          2010          20.67          22.76         416.14
                                                                          2011          22.76          23.59         451.21
                                                                          2012          23.59          25.71          10.14
                                                                          2013          25.71          25.38           5.22
                                                                          2014          25.38          26.17           4.98
                                                                          2015          26.17          25.11           4.73
                                                                          2016          25.11          26.63       2,005.51

                                    PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                         2.10 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2017          26.63          28.15       2,334.22
                                                                         2018          28.15          26.45       2,274.34
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))..................................................... 2009          14.12          18.92         968.24
                                                                         2010          18.92          20.93         913.94
                                                                         2011          20.93          21.41       3,485.91
                                                                         2012          21.41          23.67       2,526.75
                                                                         2013          23.67          25.03       2,370.19
                                                                         2014          25.03          25.70       2,316.46
                                                                         2015          25.70          24.61       2,147.47
                                                                         2016          24.61          25.30           0.00
Western Asset Management U.S. Government Investment Division (Class B).. 2009          14.73          15.02       3,470.64
                                                                         2010          15.02          15.51       3,473.07
                                                                         2011          15.51          15.99           0.00
                                                                         2012          15.99          16.13           0.00
                                                                         2013          16.13          15.66           0.00
                                                                         2014          15.66          15.72           0.00
                                                                         2015          15.72          15.44           0.00
                                                                         2016          15.44          15.27           0.00
                                                                         2017          15.27          15.21           0.00
                                                                         2018          15.21          14.99           0.00





                                                                                         AT 2.35 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2009          12.65          13.95           0.00
                                                                                2010          13.95          14.50           0.00
                                                                                2011          14.50          15.03           0.00
                                                                                2012          15.03          15.47           0.00
                                                                                2013          15.47          14.78           0.00
                                                                                2014          14.78          15.20           0.00
                                                                                2015          15.20          14.89           0.00
                                                                                2016          14.89          14.97           0.00
                                                                                2017          14.97          15.16           0.00
                                                                                2018          15.16          14.70           0.00
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          14.94          23.05       3,143.57
                                                                                2010          23.05          27.56       2,048.82
                                                                                2011          27.56          21.77       1,436.29
                                                                                2012          21.77          25.12         589.52
                                                                                2013          25.12          31.48         516.90
                                                                                2014          31.48          31.40         540.06
                                                                                2015          31.40          30.75         554.04
                                                                                2016          30.75          30.67         573.53
                                                                                2017          30.67          37.72         518.43
                                                                                2018          37.72          32.95         572.83
American Funds Growth Investment Division (Class 2)............................ 2009          79.42         104.86         719.70
                                                                                2010         104.86         121.56         480.98
                                                                                2011         121.56         113.67         431.78
                                                                                2012         113.67         130.88         111.47
                                                                                2013         130.88         166.32          98.81
                                                                                2014         166.32         176.28          95.86
                                                                                2015         176.28         184.00       1,200.97
                                                                                2016         184.00         196.77       1,188.74
                                                                                2017         196.77         246.60       1,169.18
                                                                                2018         246.60         240.25       1,160.60
American Funds Growth-Income Investment Division (Class 2 ).................... 2009          59.85          74.43         866.30
                                                                                2010          74.43          81.01         539.47
                                                                                2011          81.01          77.68         520.88
                                                                                2012          77.68          89.13         165.24
                                                                                2013          89.13         116.23         142.17
                                                                                2014         116.23         125.60         134.55
                                                                                2015         125.60         124.47         137.94
                                                                                2016         124.47         135.59       1,873.99
                                                                                2017         135.59         162.09       1,764.91
                                                                                2018         162.09         155.48       1,605.58

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                                 2.15 SEPARATE ACCOUNT CHARGE
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.14          10.43       2,480.83
                                                                             2013          10.43          11.35       2,392.51
                                                                             2014          11.35          11.92           0.00
                                                                             2015          11.92          11.74           0.00
                                                                             2016          11.74          11.90           0.00
                                                                             2017          11.90          13.23           0.00
                                                                             2018          13.23          12.05           0.00
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2009          12.75          14.04           0.00
                                                                             2010          14.04          14.60         107.27
                                                                             2011          14.60          15.14       7,703.24
                                                                             2012          15.14          15.59           0.00
                                                                             2013          15.59          14.91         678.08
                                                                             2014          14.91          15.34         941.76
                                                                             2015          15.34          15.03         941.76
                                                                             2016          15.03          15.12       1,466.28
                                                                             2017          15.12          15.32           0.00
                                                                             2018          15.32          14.86           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2009          14.71          23.18       4,904.52
                                                                             2010          23.18          27.74       4,304.56
                                                                             2011          27.74          21.92       2,906.26
                                                                             2012          21.92          25.31       2,573.18
                                                                             2013          25.31          31.73         910.81
                                                                             2014          31.73          31.67         595.50
                                                                             2015          31.67          31.03         340.46
                                                                             2016          31.03          30.96         345.27
                                                                             2017          30.96          38.09         285.76
                                                                             2018          38.09          33.29         209.12
American Funds Growth Investment Division+ (Class 2)........................ 2009          77.93         106.18       1,819.93
                                                                             2010         106.18         123.15       1,618.60
                                                                             2011         123.15         115.21         722.06
                                                                             2012         115.21         132.72         734.35
                                                                             2013         132.72         168.74         577.79
                                                                             2014         168.74         178.94         561.03
                                                                             2015         178.94         186.86         474.04
                                                                             2016         186.86         199.94         516.45
                                                                             2017         199.94         250.70         556.13
                                                                             2018         250.70         244.36         462.96
American Funds Growth-Income Investment Division+ (Class 2)................. 2009          58.75          75.36       1,969.58
                                                                             2010          75.36          82.06         993.77
                                                                             2011          82.06          78.73         743.23
                                                                             2012          78.73          90.38       1,027.89
                                                                             2013          90.38         117.92         835.67
                                                                             2014         117.92         127.50         820.59
                                                                             2015         127.50         126.41         521.90
                                                                             2016         126.41         137.77         541.86
                                                                             2017         137.77         164.78         375.50
                                                                             2018         164.78         158.14         366.67
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.97           8.82         170.56
                                                                             2010           8.82           9.69           3.43
                                                                             2011           9.69           9.28           0.00
                                                                             2012           9.28          10.31           0.00
                                                                             2013          10.31          11.96           0.00
                                                                             2014          11.96          12.42           0.00
                                                                             2015          12.42          12.07           0.00
                                                                             2016          12.07          12.73           0.00
                                                                             2017          12.73          14.56           0.00
                                                                             2018          14.56          13.64           0.00
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.32           8.30       3,446.38
                                                                             2010           8.30           9.21       3,455.22
                                                                             2011           9.21           8.59       3,446.41
                                                                             2012           8.59           9.77       3,446.41
                                                                             2013           9.77          11.96       3,446.41
                                                                             2014          11.96          12.45       3,664.79
                                                                             2015          12.45          12.10       7,207.41
                                                                             2016          12.10          12.90       7,204.68
                                                                             2017          12.90          15.32       3,657.44
                                                                             2018          15.32          14.13       7,814.46
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.64           9.23           0.00
                                                                             2010           9.23           9.93           3.42
                                                                             2011           9.93           9.74           0.00
                                                                             2012           9.74          10.56           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            2.15 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.56          11.73           0.00
                                                                               2014          11.73          12.18           0.00
                                                                               2015          12.18          11.84           0.00
                                                                               2016          11.84          12.40           0.00
                                                                               2017          12.40          13.71           0.00
                                                                               2018          13.71          12.96           0.00
AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)............ 2012          11.06          11.41       2,237.63
                                                                               2013          11.41          10.79       2,334.82
                                                                               2014          10.79          10.98         176.85
                                                                               2015          10.98           9.72         176.85
                                                                               2016           9.72          10.36           0.00
                                                                               2017          10.36          11.14           0.00
                                                                               2018          11.14          10.21           0.00
Baillie Gifford International Stock Investment Division (Class B)............. 2009           9.37          11.18       2,362.00
                                                                               2010          11.18          11.70       2,357.24
                                                                               2011          11.70           9.14         265.34
                                                                               2012           9.14          10.68         264.92
                                                                               2013          10.68          12.04           0.00
                                                                               2014          12.04          11.39           0.00
                                                                               2015          11.39          10.90           0.00
                                                                               2016          10.90          11.21           0.00
                                                                               2017          11.21          14.80           0.00
                                                                               2018          14.80          11.99           0.00
BlackRock Bond Income Investment Division (Class B)........................... 2009          38.09          40.71       2,004.55
                                                                               2010          40.71          43.06       1,986.99
                                                                               2011          43.06          44.80          18.35
                                                                               2012          44.80          47.04          19.19
                                                                               2013          47.04          45.57           0.00
                                                                               2014          45.57          47.64           0.00
                                                                               2015          47.64          46.79           0.00
                                                                               2016          46.79          47.10           0.00
                                                                               2017          47.10          47.88           0.00
                                                                               2018          47.88          46.57           0.00
BlackRock Capital Appreciation Investment Division (Class B).................. 2009          17.96          24.00         776.94
                                                                               2010          24.00          28.06          84.22
                                                                               2011          28.06          24.95       2,429.80
                                                                               2012          24.95          27.85       2,429.68
                                                                               2013          27.85          36.50       2,687.31
                                                                               2014          36.50          38.81           0.00
                                                                               2015          38.81          40.27           0.00
                                                                               2016          40.27          39.36           0.00
                                                                               2017          39.36          51.46         350.44
                                                                               2018          51.46          51.45           0.00
BlackRock Capital Appreciation Investment Division (Class B) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class B) and
before that FI Large Cap Investment Division (Class B)) (5/1/2006)............ 2009           8.74           9.09           0.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(4/30/2012)................................................................... 2012           9.89          10.16       2,544.69
                                                                               2013          10.16          10.97       2,454.09
                                                                               2014          10.97          11.38           0.00
                                                                               2015          11.38          11.12           0.00
                                                                               2016          11.12          11.37           0.00
                                                                               2017          11.37          12.61           0.00
                                                                               2018          12.61          11.45           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class B)................. 2009          19.74          19.37         591.41
                                                                               2010          19.37          18.96         593.92
                                                                               2011          18.96          18.56         590.14
                                                                               2012          18.56          18.16         589.55
                                                                               2013          18.16          17.77           0.00
                                                                               2014          17.77          17.40           0.00
                                                                               2015          17.40          17.03           0.00
                                                                               2016          17.03          16.68           0.00
                                                                               2017          16.68          16.43           0.00
                                                                               2018          16.43          16.33           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Aggressive Allocation Investment Division (Class B)) (5/1/2005)....... 2009           7.39           9.51         815.66
                                                                               2010           9.51          10.77           4.28
                                                                               2011          10.77          11.66           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B)................ 2011          11.62           9.90       4,205.52
                                                                               2012           9.90          11.31           0.00
                                                                               2013          11.31          14.34           0.00
                                                                               2014          14.34          14.75           0.00
                                                                               2015          14.75          14.15           0.00
                                                                               2016          14.15          15.09           0.00

                                                                                       BEGINNING OF                  NUMBER OF
PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II                                          YEAR        END OF YEAR   ACCUMULATION
2.15 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2017          15.09          18.16           0.00
                                                                                2018          18.16          15.98           0.00
Brighthouse Asset Allocation 20 Investment Division (Class B) (5/1/2005)....... 2009           9.28          10.94       3,778.70
                                                                                2010          10.94          11.79       3,780.49
                                                                                2011          11.79          11.91       3,773.57
                                                                                2012          11.91          12.73       3,771.14
                                                                                2013          12.73          12.99       3,768.85
                                                                                2014          12.99          13.28       3,766.56
                                                                                2015          13.28          12.93       3,764.34
                                                                                2016          12.93          13.22       3,762.06
                                                                                2017          13.22          13.84       3,759.84
                                                                                2018          13.84          13.19       3,757.63
Brighthouse Asset Allocation 40 Investment Division (Class B) (5/1/2005)....... 2009           8.82          10.67       1,874.49
                                                                                2010          10.67          11.65       1,880.58
                                                                                2011          11.65          11.52       1,874.46
                                                                                2012          11.52          12.57       1,874.46
                                                                                2013          12.57          13.65       1,874.46
                                                                                2014          13.65          14.01       1,874.46
                                                                                2015          14.01          13.57       1,874.46
                                                                                2016          13.57          14.09       1,874.46
                                                                                2017          14.09          15.26       1,874.46
                                                                                2018          15.26          14.27       1,874.46
Brighthouse Asset Allocation 60 Investment Division (Class B) (5/1/2005)....... 2009           8.34          10.33      16,629.14
                                                                                2010          10.33          11.45       9,253.92
                                                                                2011          11.45          11.05      13,230.64
                                                                                2012          11.05          12.25      12,773.81
                                                                                2013          12.25          14.14      12,195.84
                                                                                2014          14.14          14.54       4,355.68
                                                                                2015          14.54          14.05       4,355.68
                                                                                2016          14.05          14.73       4,355.68
                                                                                2017          14.73          16.54       4,355.68
                                                                                2018          16.54          15.20       4,355.68
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............. 2013          11.19          12.70           0.00
                                                                                2014          12.70          12.62           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (5/1/2005)....... 2009           7.87           9.95      14,392.89
                                                                                2010           9.95          11.17      14,466.03
                                                                                2011          11.17          10.52      14,524.33
                                                                                2012          10.52          11.88       5,736.71
                                                                                2013          11.88          14.45       5,782.36
                                                                                2014          14.45          14.89       2,276.77
                                                                                2015          14.89          14.32       2,274.83
                                                                                2016          14.32          15.16       2,272.76
                                                                                2017          15.16          17.68       2,270.90
                                                                                2018          17.68          15.90       2,269.20
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife
Growth Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)......... 2009           6.99           8.80         198.66
                                                                                2010           8.80           9.48           2.10
                                                                                2011           9.48           9.11           0.00
                                                                                2012           9.11          10.36           0.00
                                                                                2013          10.36          11.12           0.00
Brighthouse Balanced Plus Investment Division (Class B) (4/30/2012)............ 2012           9.92          10.33       2,525.77
                                                                                2013          10.33          11.56       2,435.85
                                                                                2014          11.56          12.41           0.00
                                                                                2015          12.41          11.65         787.26
                                                                                2016          11.65          12.35         787.26
                                                                                2017          12.35          14.31         787.26
                                                                                2018          14.31          12.97         787.26
Brighthouse/Artisan Mid Cap Value Investment Division (Class B)................ 2009          16.92          23.38       5,504.89
                                                                                2010          23.38          26.27       5,136.67
                                                                                2011          26.27          27.38       4,304.28
                                                                                2012          27.38          29.90          40.42
                                                                                2013          29.90          39.94           0.00
                                                                                2014          39.94          39.75           0.00
                                                                                2015          39.75          35.14           0.00
                                                                                2016          35.14          42.19           0.00
                                                                                2017          42.19          46.47           0.00
                                                                                2018          46.47          39.37           0.00
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (5/2/2011)........................................................... 2011           9.98           9.71           0.00
                                                                                2012           9.71           9.92           0.00
                                                                                2013           9.92           9.82           0.00
                                                                                2014           9.82           9.72           0.00

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               2.15 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015           9.72
                                                                                  2016           9.45
                                                                                  2017           9.54
                                                                                  2018           9.46
Brighthouse/Wellington Balanced Investment Division (Class B).................... 2009          27.35
                                                                                  2010          31.32
                                                                                  2011          33.51
                                                                                  2012          33.97
                                                                                  2013          37.27
                                                                                  2014          43.88
                                                                                  2015          47.36
                                                                                  2016          47.41
                                                                                  2017          49.53
                                                                                  2018          55.68
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................ 2009          20.74
                                                                                  2010          26.72
                                                                                  2011          29.22
                                                                                  2012          27.38
                                                                                  2013          30.17
                                                                                  2014          39.39
                                                                                  2015          42.54
                                                                                  2016          42.53
                                                                                  2017          44.56
                                                                                  2018          51.82
Brighthouse/Wellington Large Cap Research Investment Division (Class B).......... 2009          40.20
                                                                                  2010          46.90
                                                                                  2011          51.62
                                                                                  2012          50.65
                                                                                  2013          56.22
                                                                                  2014          73.89
                                                                                  2015          82.09
                                                                                  2016          83.95
                                                                                  2017          88.97
                                                                                  2018         106.19
Clarion Global Real Estate Investment Division (Class B)......................... 2009           9.05
                                                                                  2010          11.93
                                                                                  2011          13.56
                                                                                  2012          12.53
                                                                                  2013          15.45
                                                                                  2014          15.66
                                                                                  2015          17.36
                                                                                  2016          16.75
                                                                                  2017          16.54
                                                                                  2018          17.93
ClearBridge Aggressive Growth Investment Division (Class B)...................... 2009           4.45
                                                                                  2010           5.79
                                                                                  2011           7.01
                                                                                  2012           7.09
                                                                                  2013           8.22
                                                                                  2014          11.71
                                                                                  2015          13.63
                                                                                  2016          12.80
                                                                                  2017          12.87
                                                                                  2018          14.91
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008)....... 2009          83.68
                                                                                  2010         117.00
                                                                                  2011         125.28
                                                                                  2012         113.37
                                                                                  2013         135.92
                                                                                  2014         171.33
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))............... 2009           3.87
                                                                                  2010           5.22
                                                                                  2011           5.49
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)........................................................... 2012          10.69
                                                                                  2013          10.80
                                                                                  2014          10.09
                                                                                  2015          10.62
                                                                                  2016          10.44



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                          9.45           0.00
                                                                                          9.54           0.00
                                                                                          9.46           0.00
                                                                                          9.30           0.00
Brighthouse/Wellington Balanced Investment Division (Class B)....................        31.32         591.90
                                                                                         33.51         590.17
                                                                                         33.97         584.81
                                                                                         37.27         581.40
                                                                                         43.88       2,566.69
                                                                                         47.36           0.00
                                                                                         47.41           0.00
                                                                                         49.53           0.00
                                                                                         55.68           0.00
                                                                                         52.31           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................        26.72       2,815.91
                                                                                         29.22       3,240.32
                                                                                         27.38       2,280.38
                                                                                         30.17       1,603.64
                                                                                         39.39           0.00
                                                                                         42.54           0.00
                                                                                         42.53           0.00
                                                                                         44.56           0.00
                                                                                         51.82           0.00
                                                                                         50.53           0.00
Brighthouse/Wellington Large Cap Research Investment Division (Class B)..........        46.90          30.72
                                                                                         51.62          31.68
                                                                                         50.65           0.00
                                                                                         56.22           0.00
                                                                                         73.89           0.00
                                                                                         82.09           0.00
                                                                                         83.95           0.00
                                                                                         88.97           0.00
                                                                                        106.19           0.00
                                                                                         97.34           0.00
Clarion Global Real Estate Investment Division (Class B).........................        11.93       8,879.19
                                                                                         13.56       8,805.01
                                                                                         12.53       3,125.28
                                                                                         15.45       3,232.95
                                                                                         15.66       2,732.46
                                                                                         17.36       1,565.83
                                                                                         16.75       1,216.89
                                                                                         16.54       1,074.70
                                                                                         17.93       1,116.35
                                                                                         16.03       1,126.77
ClearBridge Aggressive Growth Investment Division (Class B)......................         5.79           0.00
                                                                                          7.01           4.50
                                                                                          7.09           0.00
                                                                                          8.22           0.00
                                                                                         11.71           0.00
                                                                                         13.63           0.00
                                                                                         12.80           0.00
                                                                                         12.87           0.00
                                                                                         14.91           0.00
                                                                                         13.56           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008).......       117.00       1,852.07
                                                                                        125.28       1,150.41
                                                                                        113.37         631.75
                                                                                        135.92         972.30
                                                                                        171.33         677.15
                                                                                        177.99           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))...............         5.22           0.00
                                                                                          5.49           0.00
                                                                                          5.82           0.00
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)...........................................................        10.80       2,222.39
                                                                                         10.09       2,143.27
                                                                                         10.62           0.00
                                                                                         10.44           0.00
                                                                                         10.35           0.00

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                           2.15 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2017          10.35          10.40           0.00
                                                                             2018          10.40          10.17           0.00
Frontier Mid Cap Growth Investment Division (Class B)....................... 2009          23.06          33.65       1,316.38
                                                                             2010          33.65          37.87       1,317.37
                                                                             2011          37.87          35.87       1,239.23
                                                                             2012          35.87          38.85       1,263.19
                                                                             2013          38.85          50.36           0.00
                                                                             2014          50.36          54.65           0.00
                                                                             2015          54.65          54.88           0.00
                                                                             2016          54.88          56.48           0.00
                                                                             2017          56.48          69.07           0.00
                                                                             2018          69.07          63.61           0.00
Harris Oakmark International Investment Division (Class B).................. 2009          10.76          16.33       9,147.99
                                                                             2010          16.33          18.61       9,112.23
                                                                             2011          18.61          15.62       7,622.35
                                                                             2012          15.62          19.75         229.39
                                                                             2013          19.75          25.23           0.00
                                                                             2014          25.23          23.26           0.00
                                                                             2015          23.26          21.74           0.00
                                                                             2016          21.74          23.02           0.00
                                                                             2017          23.02          29.39           0.00
                                                                             2018          29.39          21.86           0.00
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04           0.00
                                                                             2013           1.04           1.03           0.00
                                                                             2014           1.03           1.07           0.00
                                                                             2015           1.07           1.00           0.00
                                                                             2016           1.00           1.10           0.00
                                                                             2017           1.10           1.18           0.00
                                                                             2018           1.18           1.08           0.00
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           9.17          12.01       1,220.13
                                                                             2010          12.01          14.83       1,175.64
                                                                             2011          14.83          14.36           0.00
                                                                             2012          14.36          16.62           0.00
                                                                             2013          16.62          22.80           0.00
                                                                             2014          22.80          24.08           0.00
                                                                             2015          24.08          23.17           0.00
                                                                             2016          23.17          25.27           0.00
                                                                             2017          25.27          31.00           0.00
                                                                             2018          31.00          27.59           0.00
Jennison Growth Investment Division (Class B)............................... 2009           3.18           4.34       9,356.03
                                                                             2010           4.34           4.73       9,369.80
                                                                             2011           4.73           4.64       9,472.23
                                                                             2012           4.64           5.25           0.00
                                                                             2013           5.25           7.02           0.00
                                                                             2014           7.02           7.48           0.00
                                                                             2015           7.48           8.09           0.00
                                                                             2016           8.09           7.91           0.00
                                                                             2017           7.91          10.60           0.00
                                                                             2018          10.60          10.39           0.00
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)) (5/1/2005).............. 2009           5.18           7.29         611.27
                                                                             2010           7.29           7.80         617.52
                                                                             2011           7.80           7.53           0.00
                                                                             2012           7.53           8.45           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04           0.00
                                                                             2013           1.04           1.13           0.00
                                                                             2014           1.13           1.18           0.00
                                                                             2015           1.18           1.17           0.00
                                                                             2016           1.17           1.18           0.00
                                                                             2017           1.18           1.34           0.00
                                                                             2018           1.34           1.22           0.00
JPMorgan Global Active Allocation Investment Division (Class B) (formerly
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014))...................................................... 2014           0.99           1.03           0.00
                                                                             2015           1.03           1.00           0.00
                                                                             2016           1.00           1.00           0.00
                                                                             2017           1.00           1.13           0.00
                                                                             2018           1.13           1.10           0.00
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)...... 2013          14.56          15.92           0.00
                                                                             2014          15.92          16.13           0.00
                                                                             2015          16.13          15.98           0.00
                                                                             2016          15.98          16.38           0.00
                                                                             2017          16.38          19.72           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            2.15 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2018          19.72          18.26           0.00
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2009           7.94           9.94           0.00
                                                                              2010           9.94          10.87           0.44
                                                                              2011          10.87          10.87           0.00
                                                                              2012          10.87          11.97           0.00
                                                                              2013          11.97          12.46           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)................... 2009          19.91          25.32         632.26
                                                                              2010          25.32          31.53         624.86
                                                                              2011          31.53          30.96          68.25
                                                                              2012          30.96          34.63       1,446.16
                                                                              2013          34.63          47.68           0.00
                                                                              2014          47.68          48.30           0.00
                                                                              2015          48.30          46.45           0.00
                                                                              2016          46.45          54.09           0.00
                                                                              2017          54.09          60.86           0.00
                                                                              2018          60.86          52.83           0.00
Loomis Sayles Small Cap Growth Investment Division (Class B)................. 2009           6.10           7.74       3,805.69
                                                                              2010           7.74           9.96       3,518.46
                                                                              2011           9.96          10.01       1,965.71
                                                                              2012          10.01          10.87       1,983.89
                                                                              2013          10.87          15.78           0.00
                                                                              2014          15.78          15.59           0.00
                                                                              2015          15.59          15.48           0.00
                                                                              2016          15.48          16.07           0.00
                                                                              2017          16.07          19.92           0.00
                                                                              2018          19.92          19.55           0.00
MetLife Aggregate Bond Index Investment Division (Class B)................... 2009          13.33          13.70       6,438.43
                                                                              2010          13.70          14.17       6,117.02
                                                                              2011          14.17          14.88           0.00
                                                                              2012          14.88          15.09           0.00
                                                                              2013          15.09          14.39           0.00
                                                                              2014          14.39          14.86           0.00
                                                                              2015          14.86          14.56           0.00
                                                                              2016          14.56          14.55           0.00
                                                                              2017          14.55          14.66           0.00
                                                                              2018          14.66          14.29           0.00
MetLife Mid Cap Stock Index Investment Division (Class B).................... 2009           9.74          13.04       3,153.36
                                                                              2010          13.04          16.08       3,790.91
                                                                              2011          16.08          15.39         536.80
                                                                              2012          15.39          17.68       3,224.63
                                                                              2013          17.68          22.98           0.00
                                                                              2014          22.98          24.57           0.00
                                                                              2015          24.57          23.42           0.00
                                                                              2016          23.42          27.53           0.00
                                                                              2017          27.53          31.16           0.00
                                                                              2018          31.16          26.98           0.00
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B)............... 2009           8.81          11.07       9,961.94
                                                                              2010          11.07          11.69       9,051.96
                                                                              2011          11.69           9.99       4,361.82
                                                                              2012           9.99          11.54         394.12
                                                                              2013          11.54          13.73           0.00
                                                                              2014          13.73          12.60           0.00
                                                                              2015          12.60          12.17           0.00
                                                                              2016          12.17          12.03           0.00
                                                                              2017          12.03          14.67           0.00
                                                                              2018          14.67          12.34           0.00
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).. 2013           1.07           1.11           0.00
                                                                              2014           1.11           1.19           0.00
                                                                              2015           1.19           1.15           0.00
                                                                              2016           1.15           1.18           0.00
                                                                              2017           1.18           1.33           0.00
                                                                              2018           1.33           1.21           0.00
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B)............ 2009          10.80          13.28       6,808.57
                                                                              2010          13.28          16.46       6,782.98
                                                                              2011          16.46          15.42         317.02
                                                                              2012          15.42          17.51           0.00
                                                                              2013          17.51          23.68           0.00
                                                                              2014          23.68          24.29           0.00
                                                                              2015          24.29          22.70           0.00
                                                                              2016          22.70          26.88           0.00
                                                                              2017          26.88          30.10           0.00
                                                                              2018          30.10          26.16           0.00
MetLife Stock Index Investment Division (Class B)............................ 2009          23.91          29.47       4,106.43

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               2.15 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2010          29.47
                                                                                  2011          33.02
                                                                                  2012          32.85
                                                                                  2013          37.11
                                                                                  2014          47.83
                                                                                  2015          52.95
                                                                                  2016          52.29
                                                                                  2017          57.01
                                                                                  2018          67.65
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           9.59
                                                                                  2010          12.35
                                                                                  2011          13.47
                                                                                  2012          11.77
                                                                                  2013          13.44
                                                                                  2014          15.69
                                                                                  2015          14.29
                                                                                  2016          13.74
                                                                                  2017          13.33
                                                                                  2018          16.72
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          29.90
                                                                                  2010          34.62
                                                                                  2011          37.20
                                                                                  2012          37.20
                                                                                  2013          40.52
                                                                                  2014          47.07
                                                                                  2015          49.93
                                                                                  2016          48.67
                                                                                  2017          51.88
                                                                                  2018          56.96
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           8.46
                                                                                  2010           9.98
                                                                                  2011          10.86
                                                                                  2012          10.70
                                                                                  2013          12.18
                                                                                  2014          16.14
                                                                                  2015          17.46
                                                                                  2016          17.03
                                                                                  2017          19.02
                                                                                  2018          21.89
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           8.92
                                                                                  2010           9.70
                                                                                  2011          10.34
                                                                                  2012          10.33
                                                                                  2013          11.52
                                                                                  2014          14.85
                                                                                  2015          15.95
                                                                                  2016          14.64
                                                                                  2017          16.93
                                                                                  2018          17.79
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))................................................... 2009          17.02
                                                                                  2010          20.24
                                                                                  2011          22.64
                                                                                  2012          20.75
                                                                                  2013          23.45
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................ 2009           6.56
                                                                                  2010           8.02
                                                                                  2011           8.72
                                                                                  2012           8.48
                                                                                  2013           9.46
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          11.66
                                                                                  2011          13.47
                                                                                  2012          12.27
                                                                                  2013          13.13
                                                                                  2014          17.86
                                                                                  2015          17.66
                                                                                  2016          16.41
                                                                                  2017          14.71
                                                                                  2018          20.14
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.18
                                                                                  2010          10.69



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         33.02       3,233.81
                                                                                         32.85           0.00
                                                                                         37.11           0.00
                                                                                         47.83           0.00
                                                                                         52.95           0.00
                                                                                         52.29           0.00
                                                                                         57.01           0.00
                                                                                         67.65           0.00
                                                                                         63.00           0.00
MFS(Reg. TM) Research International Investment Division (Class B)................        12.35       8,700.89
                                                                                         13.47       4,491.87
                                                                                         11.77         684.01
                                                                                         13.44         180.10
                                                                                         15.69           0.00
                                                                                         14.29           0.00
                                                                                         13.74           0.00
                                                                                         13.33           0.00
                                                                                         16.72           0.00
                                                                                         14.07           0.00
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        34.62       4,451.71
                                                                                         37.20       2,286.08
                                                                                         37.20         173.39
                                                                                         40.52          24.74
                                                                                         47.07          24.74
                                                                                         49.93          24.74
                                                                                         48.67          24.74
                                                                                         51.88          24.74
                                                                                         56.96          24.74
                                                                                         52.51          24.74
MFS(Reg. TM) Value Investment Division (Class B).................................         9.98       5,757.66
                                                                                         10.86       5,621.98
                                                                                         10.70         145.12
                                                                                         12.18      13,998.49
                                                                                         16.14       1,329.91
                                                                                         17.46           0.00
                                                                                         17.03           0.00
                                                                                         19.02           0.00
                                                                                         21.89           0.00
                                                                                         19.23           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................         9.70       4,229.14
                                                                                         10.34       4,232.58
                                                                                         10.33           0.00
                                                                                         11.52           0.00
                                                                                         14.85           0.00
                                                                                         15.95           0.00
                                                                                         14.64           0.00
                                                                                         16.93           0.00
                                                                                         17.79           0.00
                                                                                         17.11           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))...................................................        20.24       1,726.46
                                                                                         22.64       1,730.81
                                                                                         20.75         787.04
                                                                                         23.45         782.73
                                                                                         25.75           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................         8.02           0.00
                                                                                          8.72         661.15
                                                                                          8.48         623.45
                                                                                          9.46         592.69
                                                                                         10.34           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        13.47       3,229.13
                                                                                         12.27         110.43
                                                                                         13.13       3,716.18
                                                                                         17.86           0.00
                                                                                         17.66           0.00
                                                                                         16.41           0.00
                                                                                         14.71           0.00
                                                                                         20.14           0.00
                                                                                         21.71           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        10.69         110.80
                                                                                         11.54           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            2.15 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Neuberger Berman Genesis Investment Division (Class B)........................ 2009          11.51          12.71       1,361.93
                                                                               2010          12.71          15.09         752.03
                                                                               2011          15.09          15.59         378.87
                                                                               2012          15.59          16.74           0.00
                                                                               2013          16.74          22.65           0.00
                                                                               2014          22.65          22.10           0.00
                                                                               2015          22.10          21.71           0.00
                                                                               2016          21.71          25.16           0.00
                                                                               2017          25.16          28.44           0.00
                                                                               2018          28.44          25.89           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................ 2009           9.03          12.09         332.07
                                                                               2010          12.09          14.54         303.03
                                                                               2011          14.54          13.48           0.00
                                                                               2012          13.48          13.89           0.00
                                                                               2013          13.89          15.03           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2009           6.53           8.48           0.00
                                                                               2010           8.48           8.93           0.00
                                                                               2011           8.93           8.14           0.00
                                                                               2012           8.14           9.74           0.00
                                                                               2013           9.74          10.33           0.00
Oppenheimer Global Equity Investment Division* (Class B)...................... 2009          10.84          14.84       4,621.79
                                                                               2010          14.84          16.84       5,002.18
                                                                               2011          16.84          15.09       3,453.21
                                                                               2012          15.09          17.90       1,193.23
                                                                               2013          17.90          22.27         570.04
                                                                               2014          22.27          22.26           0.00
                                                                               2015          22.26          22.65           0.00
                                                                               2016          22.65          22.22           0.00
                                                                               2017          22.22          29.74           0.00
                                                                               2018          29.74          25.27           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).... 2014           0.99           1.03           0.00
                                                                               2015           1.03           0.95           0.00
                                                                               2016           0.95           1.03           0.00
                                                                               2017           1.03           1.14           0.00
                                                                               2018           1.14           1.03           0.00
PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006)....... 2009          10.67          12.33       6,319.82
                                                                               2010          12.33          13.00       5,958.15
                                                                               2011          13.00          14.14       6,516.18
                                                                               2012          14.14          15.10      38,689.81
                                                                               2013          15.10          13.41       3,309.76
                                                                               2014          13.41          13.51       2,213.12
                                                                               2015          13.51          12.81       2,098.08
                                                                               2016          12.81          13.16       1,989.09
                                                                               2017          13.16          13.33       1,884.15
                                                                               2018          13.33          12.73       1,772.18
PIMCO Total Return Investment Division (Class B).............................. 2009          12.43          14.36      36,761.24
                                                                               2010          14.36          15.21      35,756.21
                                                                               2011          15.21          15.36      25,419.26
                                                                               2012          15.36          16.42      20,762.62
                                                                               2013          16.42          15.76           0.00
                                                                               2014          15.76          16.08           0.00
                                                                               2015          16.08          15.73           0.00
                                                                               2016          15.73          15.80           0.00
                                                                               2017          15.80          16.16           0.00
                                                                               2018          16.16          15.78           0.00
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06           0.00
                                                                               2013           1.06           1.14       1,698.55
                                                                               2014           1.14           1.20       1,698.55
                                                                               2015           1.20           1.17       1,698.55
                                                                               2016           1.17           1.21           0.00
                                                                               2017           1.21           1.35           0.00
                                                                               2018           1.35           1.20           0.00
Schroders Global Multi-Asset Investment Division (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.69           0.00
                                                                               2014          10.69          11.37           0.00
                                                                               2015          11.37          10.99           0.00
                                                                               2016          10.99          11.25           0.00
                                                                               2017          11.25          12.82           0.00
                                                                               2018          12.82          12.23           0.00
SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)........... 2009           8.36          10.22           0.00
                                                                               2010          10.22          11.23       9,603.71
                                                                               2011          11.23          11.10       9,600.48

                                     PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                          2.15 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                  BEGINNING OF                   NUMBER OF
                                                                                      YEAR        END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                          2012          11.10          12.26           0.00
                                                                          2013          12.26          13.56           0.00
                                                                          2014          13.56          14.04           0.00
                                                                          2015          14.04          13.47           0.00
                                                                          2016          13.47          13.95           0.00
                                                                          2017          13.95          15.82           0.00
                                                                          2018          15.82          14.47           0.00
SSGA Growth ETF Investment Division (Class B) (5/1/2006)................. 2009           7.66           9.68         633.89
                                                                          2010           9.68          10.82         653.61
                                                                          2011          10.82          10.37         615.52
                                                                          2012          10.37          11.67         615.65
                                                                          2013          11.67          13.49           0.00
                                                                          2014          13.49          13.91           0.00
                                                                          2015          13.91          13.30           0.00
                                                                          2016          13.30          13.91           0.00
                                                                          2017          13.91          16.29           0.00
                                                                          2018          16.29          14.55           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B)............. 2009           8.05          11.27       1,548.19
                                                                          2010          11.27          12.88       1,543.28
                                                                          2011          12.88          12.44         777.97
                                                                          2012          12.44          14.45         773.44
                                                                          2013          14.45          19.62         769.66
                                                                          2014          19.62          20.90           0.00
                                                                          2015          20.90          22.61           0.00
                                                                          2016          22.61          22.47           0.00
                                                                          2017          22.47          29.35           0.00
                                                                          2018          29.35          28.39           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................ 2009           3.30           5.14       1,689.56
                                                                          2010           5.14           6.42       2,379.91
                                                                          2011           6.42           5.66       1,684.37
                                                                          2012           5.66           6.21       1,681.84
                                                                          2013           6.21           6.48           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............... 2009           5.46           7.78      19,265.38
                                                                          2010           7.78           9.73      11,046.08
                                                                          2011           9.73           9.36       4,578.85
                                                                          2012           9.36          10.42       3,867.30
                                                                          2013          10.42          13.93       3,644.31
                                                                          2014          13.93          15.37           0.00
                                                                          2015          15.37          16.05           0.00
                                                                          2016          16.05          16.69           0.00
                                                                          2017          16.69          20.38           0.00
                                                                          2018          20.38          19.50           0.00
T. Rowe Price Small Cap Growth Investment Division (Class B)............. 2009           9.13          12.40      10,745.82
                                                                          2010          12.40          16.34       8,544.78
                                                                          2011          16.34          16.22       5,394.50
                                                                          2012          16.22          18.40         131.28
                                                                          2013          18.40          25.97           0.00
                                                                          2014          25.97          27.11           0.00
                                                                          2015          27.11          27.18           0.00
                                                                          2016          27.18          29.66           0.00
                                                                          2017          29.66          35.58           0.00
                                                                          2018          35.58          32.45           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Neuberger Berman Mid Cap Value Investment Division (Class B))............ 2009          12.79          18.50       8,349.62
                                                                          2010          18.50          22.82       9,169.37
                                                                          2011          22.82          20.85       7,051.81
                                                                          2012          20.85          23.00           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)............. 2012          22.88          23.41           0.00
                                                                          2013          23.41          29.85           0.00
                                                                          2014          29.85          32.04           0.00
                                                                          2015          32.04          28.54           0.00
                                                                          2016          28.54          32.26           0.00
                                                                          2017          32.26          34.57           0.00
                                                                          2018          34.57          30.40           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)....................................................... 2009          15.89          20.51       3,775.82
                                                                          2010          20.51          22.58       8,229.08
                                                                          2011          22.58          23.39       6,404.81
                                                                          2012          23.39          25.47           0.00
                                                                          2013          25.47          25.14           0.00
                                                                          2014          25.14          25.90           0.00
                                                                          2015          25.90          24.85           0.00
                                                                          2016          24.85          26.34           0.00

                                    PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                         2.15 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2017          26.34          27.82           0.00
                                                                         2018          27.82          26.13           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))..................................................... 2009          14.03          18.79       6,525.51
                                                                         2010          18.79          20.77      12,010.08
                                                                         2011          20.77          21.24       5,492.19
                                                                         2012          21.24          23.48         525.47
                                                                         2013          23.48          24.81           0.00
                                                                         2014          24.81          25.46           0.00
                                                                         2015          25.46          24.37           0.00
                                                                         2016          24.37          25.05           0.00
Western Asset Management U.S. Government Investment Division (Class B).. 2009          14.63          14.90       3,826.92
                                                                         2010          14.90          15.39       9,962.75
                                                                         2011          15.39          15.85       6,137.47
                                                                         2012          15.85          15.99           0.00
                                                                         2013          15.99          15.51           0.00
                                                                         2014          15.51          15.56           0.00
                                                                         2015          15.56          15.28           0.00
                                                                         2016          15.28          15.11           0.00
                                                                         2017          15.11          15.03           0.00
                                                                         2018          15.03          14.81           0.00





                                                                                         AT 2.40 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2009          12.58          13.86       2,563.34
                                                                                2010          13.86          14.40       3,334.95
                                                                                2011          14.40          14.92         110.01
                                                                                2012          14.92          15.35         117.07
                                                                                2013          15.35          14.66           0.00
                                                                                2014          14.66          15.07           0.00
                                                                                2015          15.07          14.75           0.00
                                                                                2016          14.75          14.82           0.00
                                                                                2017          14.82          15.00           0.00
                                                                                2018          15.00          14.54           0.00
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          14.86          22.91      12,276.77
                                                                                2010          22.91          27.39       9,767.04
                                                                                2011          27.39          21.62       6,193.42
                                                                                2012          21.62          24.94       2,778.10
                                                                                2013          24.94          31.24         710.27
                                                                                2014          31.24          31.14           0.00
                                                                                2015          31.14          30.48           0.00
                                                                                2016          30.48          30.39           0.00
                                                                                2017          30.39          37.35           0.00
                                                                                2018          37.35          32.61           0.00
American Funds Growth Investment Division (Class 2)............................ 2009          78.44         103.51       5,079.17
                                                                                2010         103.51         119.94       4,406.96
                                                                                2011         119.94         112.09       2,312.04
                                                                                2012         112.09         129.00       1,455.43
                                                                                2013         129.00         163.85         240.97
                                                                                2014         163.85         173.58           0.00
                                                                                2015         173.58         181.08           0.00
                                                                                2016         181.08         193.56           0.00
                                                                                2017         193.56         242.46           0.00
                                                                                2018         242.46         236.09           0.00
American Funds Growth-Income Investment Division (Class 2 ).................... 2009          59.11          73.47       3,607.10
                                                                                2010          73.47          79.92       3,493.34
                                                                                2011          79.92          76.60       1,281.31
                                                                                2012          76.60          87.85         949.66
                                                                                2013          87.85         114.50       1,137.26
                                                                                2014         114.50         123.68           0.00
                                                                                2015         123.68         122.50           0.00
                                                                                2016         122.50         133.37           0.00
                                                                                2017         133.37         159.37           0.00
                                                                                2018         159.37         152.79           0.00

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                                 2.25 SEPARATE ACCOUNT CHARGE
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
AB Global Dynamic Allocation Investment Division (Class B) (4/30/2012)...... 2012          10.13          10.41           0.00
                                                                             2013          10.41          11.32           0.00
                                                                             2014          11.32          11.88           0.00
                                                                             2015          11.88          11.68           0.00
                                                                             2016          11.68          11.83           0.00
                                                                             2017          11.83          13.15           0.00
                                                                             2018          13.15          11.96           0.00
American Funds Bond Investment Division+ (Class 2) (5/1/2006)............... 2009          12.61          13.86           0.00
                                                                             2010          13.86          14.40           0.00
                                                                             2011          14.40          14.92           0.00
                                                                             2012          14.92          15.35           0.00
                                                                             2013          15.35          14.66           0.00
                                                                             2014          14.66          15.07           0.00
                                                                             2015          15.07          14.75           0.00
                                                                             2016          14.75          14.82           0.00
                                                                             2017          14.82          15.00           0.00
                                                                             2018          15.00          14.54           0.00
American Funds Global Small Capitalization Investment Division+ (Class 2)... 2009          14.55          22.91          15.75
                                                                             2010          22.91          27.39          17.22
                                                                             2011          27.39          21.62          15.24
                                                                             2012          21.62          24.94          14.95
                                                                             2013          24.94          31.24          14.74
                                                                             2014          31.24          31.14          14.54
                                                                             2015          31.14          30.48          14.35
                                                                             2016          30.48          30.39          14.13
                                                                             2017          30.39          37.35          13.94
                                                                             2018          37.35          32.61          13.77
American Funds Growth Investment Division+ (Class 2)........................ 2009          76.05         103.51           0.00
                                                                             2010         103.51         119.94           0.00
                                                                             2011         119.94         112.09           0.00
                                                                             2012         112.09         129.00           0.00
                                                                             2013         129.00         163.85           0.00
                                                                             2014         163.85         173.58           0.00
                                                                             2015         173.58         181.08           0.00
                                                                             2016         181.08         193.56           0.00
                                                                             2017         193.56         242.46           0.00
                                                                             2018         242.46         236.09           0.00
American Funds Growth-Income Investment Division+ (Class 2)................. 2009          57.34          73.47          84.09
                                                                             2010          73.47          79.92          56.72
                                                                             2011          79.92          76.60          56.64
                                                                             2012          76.60          87.85          50.36
                                                                             2013          87.85         114.50          42.02
                                                                             2014         114.50         123.68          37.94
                                                                             2015         123.68         122.50          38.12
                                                                             2016         122.50         133.37           0.00
                                                                             2017         133.37         159.37           0.00
                                                                             2018         159.37         152.79           0.00
American Funds(Reg. TM) Balanced Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.97           8.81           0.00
                                                                             2010           8.81           9.66           0.00
                                                                             2011           9.66           9.25           0.00
                                                                             2012           9.25          10.26           0.00
                                                                             2013          10.26          11.89           0.00
                                                                             2014          11.89          12.33           0.00
                                                                             2015          12.33          11.97           0.00
                                                                             2016          11.97          12.62           0.00
                                                                             2017          12.62          14.42           0.00
                                                                             2018          14.42          13.49           0.00
American Funds(Reg. TM) Growth Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           6.32           8.28           0.00
                                                                             2010           8.28           9.19           0.00
                                                                             2011           9.19           8.56           0.00
                                                                             2012           8.56           9.72           0.00
                                                                             2013           9.72          11.89           0.00
                                                                             2014          11.89          12.37           0.00
                                                                             2015          12.37          12.00           0.00
                                                                             2016          12.00          12.79           0.00
                                                                             2017          12.79          15.18           0.00
                                                                             2018          15.18          13.98           0.00
American Funds(Reg. TM) Moderate Allocation Investment Division (Class C)
(4/28/2008)................................................................. 2009           7.64           9.21           0.00
                                                                             2010           9.21           9.90           0.00
                                                                             2011           9.90           9.70           0.00
                                                                             2012           9.70          10.51           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            2.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                               2013          10.51          11.67           0.00
                                                                               2014          11.67          12.10           0.00
                                                                               2015          12.10          11.75           0.00
                                                                               2016          11.75          12.29           0.00
                                                                               2017          12.29          13.58           0.00
                                                                               2018          13.58          12.82           0.00
AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)............ 2012          11.05          11.39           0.00
                                                                               2013          11.39          10.76           0.00
                                                                               2014          10.76          10.94           0.00
                                                                               2015          10.94           9.67           0.00
                                                                               2016           9.67          10.30           0.00
                                                                               2017          10.30          11.06           0.00
                                                                               2018          11.06          10.13           0.00
Baillie Gifford International Stock Investment Division (Class B)............. 2009           9.21          10.98           0.00
                                                                               2010          10.98          11.47           0.00
                                                                               2011          11.47           8.95           0.00
                                                                               2012           8.95          10.45           0.00
                                                                               2013          10.45          11.77           0.00
                                                                               2014          11.77          11.12           0.00
                                                                               2015          11.12          10.63           0.00
                                                                               2016          10.63          10.92           0.00
                                                                               2017          10.92          14.41           0.00
                                                                               2018          14.41          11.66           0.00
BlackRock Bond Income Investment Division (Class B)........................... 2009          37.14          39.65           0.00
                                                                               2010          39.65          41.90         376.72
                                                                               2011          41.90          43.55         375.80
                                                                               2012          43.55          45.68         375.80
                                                                               2013          45.68          44.21         375.80
                                                                               2014          44.21          46.17         375.80
                                                                               2015          46.17          45.30         972.35
                                                                               2016          45.30          45.56         330.37
                                                                               2017          45.56          46.26          67.24
                                                                               2018          46.26          44.95          72.97
BlackRock Capital Appreciation Investment Division (Class B).................. 2009          17.71          23.64          91.91
                                                                               2010          23.64          27.61         966.83
                                                                               2011          27.61          24.52       1,023.33
                                                                               2012          24.52          27.35         314.00
                                                                               2013          27.35          35.81         566.76
                                                                               2014          35.81          38.04         470.14
                                                                               2015          38.04          39.43         446.50
                                                                               2016          39.43          38.49         458.16
                                                                               2017          38.49          50.28         435.86
                                                                               2018          50.28          50.22       1,605.90
BlackRock Capital Appreciation Investment Division (Class B) (formerly
BlackRock Legacy Large Cap Growth Investment Division (Class B) and
before that FI Large Cap Investment Division (Class B)) (5/1/2006)............ 2009           8.64           8.97           0.00
BlackRock Global Tactical Strategies Investment Division (Class B)
(4/30/2012)................................................................... 2012           9.88          10.15           0.00
                                                                               2013          10.15          10.94           0.00
                                                                               2014          10.94          11.33           0.00
                                                                               2015          11.33          11.07           0.00
                                                                               2016          11.07          11.30           0.00
                                                                               2017          11.30          12.52           0.00
                                                                               2018          12.52          11.36           0.00
BlackRock Ultra-Short Term Bond Investment Division (Class B)................. 2009          19.25          18.87       1,110.09
                                                                               2010          18.87          18.45       1,198.15
                                                                               2011          18.45          18.04       1,202.87
                                                                               2012          18.04          17.64       1,246.30
                                                                               2013          17.64          17.24       1,408.72
                                                                               2014          17.24          16.86           0.00
                                                                               2015          16.86          16.48           0.00
                                                                               2016          16.48          16.13           0.00
                                                                               2017          16.13          15.88           0.00
                                                                               2018          15.88          15.76           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (formerly
MetLife Aggressive Allocation Investment Division (Class B)) (5/1/2005)....... 2009           7.37           9.47           0.00
                                                                               2010           9.47          10.71           0.00
                                                                               2011          10.71          11.59           0.00
Brighthouse Asset Allocation 100 Investment Division (Class B)................ 2011          11.55           9.84           0.00
                                                                               2012           9.84          11.23           0.00
                                                                               2013          11.23          14.22           0.00
                                                                               2014          14.22          14.61           0.00
                                                                               2015          14.61          14.00           0.00
                                                                               2016          14.00          14.91           0.00

                                                                                       BEGINNING OF                  NUMBER OF
PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II                                          YEAR        END OF YEAR   ACCUMULATION
2.25 SEPARATE ACCOUNT CHARGE (CONTINUED)                                                ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                                2017          14.91          17.93           0.00
                                                                                2018          17.93          15.76           0.00
Brighthouse Asset Allocation 20 Investment Division (Class B) (5/1/2005)....... 2009           9.24          10.89      29,668.04
                                                                                2010          10.89          11.72      31,683.25
                                                                                2011          11.72          11.83      31,442.37
                                                                                2012          11.83          12.63      31,212.47
                                                                                2013          12.63          12.88      30,976.54
                                                                                2014          12.88          13.16      30,736.32
                                                                                2015          13.16          12.79      29,476.87
                                                                                2016          12.79          13.07      27,301.54
                                                                                2017          13.07          13.67      25,198.80
                                                                                2018          13.67          13.01       2,215.14
Brighthouse Asset Allocation 40 Investment Division (Class B) (5/1/2005)....... 2009           8.78          10.62      29,679.51
                                                                                2010          10.62          11.58      31,695.39
                                                                                2011          11.58          11.45      30,050.29
                                                                                2012          11.45          12.47      28,451.10
                                                                                2013          12.47          13.53      24,829.89
                                                                                2014          13.53          13.88      24,607.65
                                                                                2015          13.88          13.42      24,376.38
                                                                                2016          13.42          13.92      23,195.27
                                                                                2017          13.92          15.07      22,086.55
                                                                                2018          15.07          14.08           0.00
Brighthouse Asset Allocation 60 Investment Division (Class B) (5/1/2005)....... 2009           8.31          10.29           0.00
                                                                                2010          10.29          11.38           0.00
                                                                                2011          11.38          10.98           0.00
                                                                                2012          10.98          12.15           0.00
                                                                                2013          12.15          14.02           0.00
                                                                                2014          14.02          14.40           0.00
                                                                                2015          14.40          13.90           0.00
                                                                                2016          13.90          14.56           0.00
                                                                                2017          14.56          16.33           0.00
                                                                                2018          16.33          14.99           0.00
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly
MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)............. 2013          11.14          12.62           0.00
                                                                                2014          12.62          12.54           0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (5/1/2005)....... 2009           7.84           9.90      56,085.00
                                                                                2010           9.90          11.11      55,628.81
                                                                                2011          11.11          10.45      55,116.54
                                                                                2012          10.45          11.79      54,539.66
                                                                                2013          11.79          14.33      52,136.76
                                                                                2014          14.33          14.74      49,493.74
                                                                                2015          14.74          14.17      46,925.95
                                                                                2016          14.17          14.98      44,250.07
                                                                                2017          14.98          17.46      41,868.80
                                                                                2018          17.46          15.68           0.00
Brighthouse Asset Allocation 80 Investment Division (formerly MetLife
Growth Strategy Investment Division (Class B) and before that Met/Franklin
Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)......... 2009           6.99           8.78           0.00
                                                                                2010           8.78           9.45           0.00
                                                                                2011           9.45           9.08           0.00
                                                                                2012           9.08          10.31           0.00
                                                                                2013          10.31          11.07           0.00
Brighthouse Balanced Plus Investment Division (Class B) (4/30/2012)............ 2012           9.91          10.31           0.00
                                                                                2013          10.31          11.53           0.00
                                                                                2014          11.53          12.36           0.00
                                                                                2015          12.36          11.59           0.00
                                                                                2016          11.59          12.28           0.00
                                                                                2017          12.28          14.21           0.00
                                                                                2018          14.21          12.87           0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class B)................ 2009          16.66          23.00          85.77
                                                                                2010          23.00          25.81          86.76
                                                                                2011          25.81          26.87           0.00
                                                                                2012          26.87          29.31           0.00
                                                                                2013          29.31          39.13           0.00
                                                                                2014          39.13          38.90         292.49
                                                                                2015          38.90          34.35         292.49
                                                                                2016          34.35          41.20         292.49
                                                                                2017          41.20          45.34         292.49
                                                                                2018          45.34          38.38         292.49
Brighthouse/Franklin Low Duration Total Return Investment Division
(Class B) (5/2/2011)........................................................... 2011           9.98           9.71           0.00
                                                                                2012           9.71           9.91           0.00
                                                                                2013           9.91           9.80           0.00
                                                                                2014           9.80           9.68           0.00

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               2.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2015           9.68
                                                                                  2016           9.41
                                                                                  2017           9.49
                                                                                  2018           9.40
Brighthouse/Wellington Balanced Investment Division (Class B).................... 2009          26.74
                                                                                  2010          30.59
                                                                                  2011          32.69
                                                                                  2012          33.12
                                                                                  2013          36.30
                                                                                  2014          42.69
                                                                                  2015          46.03
                                                                                  2016          46.04
                                                                                  2017          48.05
                                                                                  2018          53.96
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................ 2009          20.45
                                                                                  2010          26.32
                                                                                  2011          28.75
                                                                                  2012          26.91
                                                                                  2013          29.63
                                                                                  2014          38.64
                                                                                  2015          41.69
                                                                                  2016          41.64
                                                                                  2017          43.58
                                                                                  2018          50.63
Brighthouse/Wellington Large Cap Research Investment Division (Class B).......... 2009          39.19
                                                                                  2010          45.67
                                                                                  2011          50.22
                                                                                  2012          49.23
                                                                                  2013          54.58
                                                                                  2014          71.67
                                                                                  2015          79.54
                                                                                  2016          81.26
                                                                                  2017          86.03
                                                                                  2018         102.58
Clarion Global Real Estate Investment Division (Class B)......................... 2009           9.01
                                                                                  2010          11.86
                                                                                  2011          13.47
                                                                                  2012          12.43
                                                                                  2013          15.32
                                                                                  2014          15.51
                                                                                  2015          17.18
                                                                                  2016          16.56
                                                                                  2017          16.33
                                                                                  2018          17.68
ClearBridge Aggressive Growth Investment Division (Class B)...................... 2009           4.41
                                                                                  2010           5.73
                                                                                  2011           6.94
                                                                                  2012           7.01
                                                                                  2013           8.12
                                                                                  2014          11.56
                                                                                  2015          13.44
                                                                                  2016          12.61
                                                                                  2017          12.66
                                                                                  2018          14.66
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008)....... 2009          81.47
                                                                                  2010         113.80
                                                                                  2011         121.72
                                                                                  2012         110.04
                                                                                  2013         131.80
                                                                                  2014         165.97
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))............... 2009           3.83
                                                                                  2010           5.17
                                                                                  2011           5.42
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)........................................................... 2012          10.68
                                                                                  2013          10.78
                                                                                  2014          10.06
                                                                                  2015          10.58
                                                                                  2016          10.39



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                          9.41           0.00
                                                                                          9.49           0.00
                                                                                          9.40           0.00
                                                                                          9.23           0.00
Brighthouse/Wellington Balanced Investment Division (Class B)....................        30.59           0.00
                                                                                         32.69           0.00
                                                                                         33.12           0.00
                                                                                         36.30           0.00
                                                                                         42.69           0.00
                                                                                         46.03           0.00
                                                                                         46.04           0.00
                                                                                         48.05           0.00
                                                                                         53.96           0.00
                                                                                         50.64           0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division
(Class B)........................................................................        26.32         151.55
                                                                                         28.75         155.82
                                                                                         26.91         155.18
                                                                                         29.63         154.93
                                                                                         38.64         135.91
                                                                                         41.69       1,682.05
                                                                                         41.64       2,251.76
                                                                                         43.58         232.29
                                                                                         50.63         122.46
                                                                                         49.32       1,201.45
Brighthouse/Wellington Large Cap Research Investment Division (Class B)..........        45.67           0.00
                                                                                         50.22           0.00
                                                                                         49.23           0.00
                                                                                         54.58           0.00
                                                                                         71.67           0.00
                                                                                         79.54           0.00
                                                                                         81.26           0.00
                                                                                         86.03           0.00
                                                                                        102.58           0.00
                                                                                         93.95           0.00
Clarion Global Real Estate Investment Division (Class B).........................        11.86         414.83
                                                                                         13.47         416.39
                                                                                         12.43         105.67
                                                                                         15.32          96.57
                                                                                         15.51         103.13
                                                                                         17.18          98.62
                                                                                         16.56       1,912.82
                                                                                         16.33       1,225.74
                                                                                         17.68         474.11
                                                                                         15.79         418.55
ClearBridge Aggressive Growth Investment Division (Class B)......................         5.73           0.00
                                                                                          6.94       3,514.48
                                                                                          7.01       3,341.55
                                                                                          8.12         771.01
                                                                                         11.56       1,476.00
                                                                                         13.44       7,082.56
                                                                                         12.61       8,115.93
                                                                                         12.66       2,768.66
                                                                                         14.66       2,421.59
                                                                                         13.32      16,391.50
ClearBridge Aggressive Growth Investment Division (Class B) (formerly
ClearBridge Aggressive Growth II Investment Division (Class B)) (1/1/2008).......       113.80          23.79
                                                                                        121.72          18.69
                                                                                        110.04          18.86
                                                                                        131.80          17.27
                                                                                        165.97          15.79
                                                                                        172.36           0.00
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg
Mason ClearBridge Aggressive Growth Investment Division (Class B) and
before that Legg Mason Value Equity Investment Division (Class B))...............         5.17           0.00
                                                                                          5.42           0.00
                                                                                          5.75           0.00
Fidelity Institutional Asset Management(Reg. TM) Government Income Portfolio
(Class B) (formerly Pyramis(Reg. TM) Government Income Investment Division
(Class B)) (4/30/2012)...........................................................        10.78           0.00
                                                                                         10.06           0.00
                                                                                         10.58           0.00
                                                                                         10.39           0.00
                                                                                         10.29           0.00

                                      PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                           2.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                     BEGINNING OF                   NUMBER OF
                                                                                         YEAR        END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                           YEAR    UNIT VALUE     UNIT VALUE        YEAR
---------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                             2017          10.29          10.33           0.00
                                                                             2018          10.33          10.09           0.00
Frontier Mid Cap Growth Investment Division (Class B)....................... 2009          22.59          32.93          65.68
                                                                             2010          32.93          37.02          63.98
                                                                             2011          37.02          35.03          59.80
                                                                             2012          35.03          37.90          59.81
                                                                             2013          37.90          49.08          52.90
                                                                             2014          49.08          53.21         607.03
                                                                             2015          53.21          53.38       1,687.71
                                                                             2016          53.38          54.89          83.45
                                                                             2017          54.89          67.05           0.00
                                                                             2018          67.05          61.68         976.23
Harris Oakmark International Investment Division (Class B).................. 2009          10.68          16.20          34.00
                                                                             2010          16.20          18.44           2.16
                                                                             2011          18.44          15.46           0.00
                                                                             2012          15.46          19.53           0.00
                                                                             2013          19.53          24.92           0.00
                                                                             2014          24.92          22.96         452.66
                                                                             2015          22.96          21.43       1,562.05
                                                                             2016          21.43          22.67       1,007.93
                                                                             2017          22.67          28.91         452.66
                                                                             2018          28.91          21.49       3,088.05
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012).. 2012           1.01           1.04           0.00
                                                                             2013           1.04           1.03           0.00
                                                                             2014           1.03           1.07           0.00
                                                                             2015           1.07           1.00           0.00
                                                                             2016           1.00           1.09           0.00
                                                                             2017           1.09           1.17           0.00
                                                                             2018           1.17           1.07           0.00
Invesco Small Cap Growth Investment Division (Class B)...................... 2009           9.10          11.91         182.42
                                                                             2010          11.91          14.70         163.69
                                                                             2011          14.70          14.22         149.24
                                                                             2012          14.22          16.43         139.70
                                                                             2013          16.43          22.52         117.01
                                                                             2014          22.52          23.77           0.00
                                                                             2015          23.77          22.84         101.67
                                                                             2016          22.84          24.89           0.00
                                                                             2017          24.89          30.50           0.00
                                                                             2018          30.50          27.12           0.00
Jennison Growth Investment Division (Class B)............................... 2009           3.15           4.30           0.00
                                                                             2010           4.30           4.68           0.00
                                                                             2011           4.68           4.59           0.00
                                                                             2012           4.59           5.18           0.00
                                                                             2013           5.18           6.93           0.00
                                                                             2014           6.93           7.37       1,621.04
                                                                             2015           7.37           7.96       1,621.04
                                                                             2016           7.96           7.78       1,621.04
                                                                             2017           7.78          10.42       1,621.04
                                                                             2018          10.42          10.20      14,841.11
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
Capital Appreciation Investment Division (Class B)) (5/1/2005).............. 2009           5.14           7.22           0.00
                                                                             2010           7.22           7.73           5.07
                                                                             2011           7.73           7.45           0.00
                                                                             2012           7.45           8.36           0.00
JPMorgan Global Active Allocation Investment Division (Class B)
(4/30/2012)................................................................. 2012           1.01           1.04           0.00
                                                                             2013           1.04           1.13           0.00
                                                                             2014           1.13           1.18           0.00
                                                                             2015           1.18           1.16           0.00
                                                                             2016           1.16           1.17           0.00
                                                                             2017           1.17           1.34           0.00
                                                                             2018           1.34           1.21           0.00
JPMorgan Global Active Allocation Investment Division (Class B) (formerly
Allianz Global Investors Dynamic Multi-Asset Plus investment Division
(Class B) (4/28/2014))...................................................... 2014           0.99           1.03           0.00
                                                                             2015           1.03           1.00           0.00
                                                                             2016           1.00           0.99           0.00
                                                                             2017           0.99           1.12           0.00
                                                                             2018           1.12           1.09           0.00
Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)...... 2013          14.46          15.80       1,357.57
                                                                             2014          15.80          15.99       1,384.37
                                                                             2015          15.99          15.82       1,395.23
                                                                             2016          15.82          16.21       1,094.42
                                                                             2017          16.21          19.49       1,120.73

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            2.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                              2018          19.49          18.03           0.00
Loomis Sayles Global Markets Investment Division (Class B) (formerly
Met/Franklin Income Investment Division (Class B)) (4/28/2008)............... 2009           7.93           9.92         440.46
                                                                              2010           9.92          10.84         417.59
                                                                              2011          10.84          10.83         404.53
                                                                              2012          10.83          11.91         372.53
                                                                              2013          11.91          12.40           0.00
Loomis Sayles Small Cap Core Investment Division (Class B)................... 2009          19.62          24.93          88.63
                                                                              2010          24.93          31.01         861.08
                                                                              2011          31.01          30.42         867.57
                                                                              2012          30.42          33.99         254.15
                                                                              2013          33.99          46.75         420.37
                                                                              2014          46.75          47.31         650.54
                                                                              2015          47.31          45.45       2,418.34
                                                                              2016          45.45          52.88         592.36
                                                                              2017          52.88          59.44         475.43
                                                                              2018          59.44          51.54       1,211.29
Loomis Sayles Small Cap Growth Investment Division (Class B)................. 2009           6.05           7.68           0.00
                                                                              2010           7.68           9.86           0.00
                                                                              2011           9.86           9.91           0.00
                                                                              2012           9.91          10.74           0.00
                                                                              2013          10.74          15.59           0.00
                                                                              2014          15.59          15.38           0.00
                                                                              2015          15.38          15.25           0.00
                                                                              2016          15.25          15.82           0.00
                                                                              2017          15.82          19.59           0.00
                                                                              2018          19.59          19.21           0.00
MetLife Aggregate Bond Index Investment Division (Class B)................... 2009          13.20          13.54       3,900.34
                                                                              2010          13.54          14.00       5,660.58
                                                                              2011          14.00          14.68       5,706.46
                                                                              2012          14.68          14.88       8,371.45
                                                                              2013          14.88          14.18       8,737.15
                                                                              2014          14.18          14.62       8,699.36
                                                                              2015          14.62          14.31       8,434.17
                                                                              2016          14.31          14.29       8,120.83
                                                                              2017          14.29          14.39      10,441.93
                                                                              2018          14.39          14.00       9,322.41
MetLife Mid Cap Stock Index Investment Division (Class B).................... 2009           9.66          12.92         566.32
                                                                              2010          12.92          15.91         570.30
                                                                              2011          15.91          15.22         337.07
                                                                              2012          15.22          17.46       1,891.46
                                                                              2013          17.46          22.67       1,658.65
                                                                              2014          22.67          24.21       1,601.11
                                                                              2015          24.21          23.06       1,611.66
                                                                              2016          23.06          27.08       1,449.39
                                                                              2017          27.08          30.62       1,972.55
                                                                              2018          30.62          26.49       2,416.34
MetLife MSCI EAFE(Reg. TM) Index Investment Division (Class B)............... 2009           8.72          10.95       1,488.00
                                                                              2010          10.95          11.55       1,739.99
                                                                              2011          11.55           9.86       1,234.26
                                                                              2012           9.86          11.38       5,469.63
                                                                              2013          11.38          13.52       5,220.91
                                                                              2014          13.52          12.39       5,510.45
                                                                              2015          12.39          11.96       5,581.91
                                                                              2016          11.96          11.81       5,987.67
                                                                              2017          11.81          14.40       7,541.47
                                                                              2018          14.40          12.09       7,753.74
MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).. 2013           1.07           1.11           0.00
                                                                              2014           1.11           1.19           0.00
                                                                              2015           1.19           1.15           0.00
                                                                              2016           1.15           1.17           0.00
                                                                              2017           1.17           1.32           0.00
                                                                              2018           1.32           1.20           0.00
MetLife Russell 2000(Reg. TM) Index Investment Division (Class B)............ 2009          10.69          13.14           0.00
                                                                              2010          13.14          16.26           2.20
                                                                              2011          16.26          15.22           0.00
                                                                              2012          15.22          17.26         945.92
                                                                              2013          17.26          23.33         824.82
                                                                              2014          23.33          23.90       4,080.57
                                                                              2015          23.90          22.32       5,262.44
                                                                              2016          22.32          26.40       1,453.45
                                                                              2017          26.40          29.53       1,576.47
                                                                              2018          29.53          25.64       3,833.01
MetLife Stock Index Investment Division (Class B)............................ 2009          23.47          28.89       2,223.53

                          PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                               2.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                          BEGINNING OF
                                                                                              YEAR
                                                                                          ACCUMULATION
INVESTMENT DIVISION                                                                YEAR    UNIT VALUE
--------------------------------------------------------------------------------- ------ --------------
                                                                                  2010          28.89
                                                                                  2011          32.35
                                                                                  2012          32.14
                                                                                  2013          36.28
                                                                                  2014          46.71
                                                                                  2015          51.66
                                                                                  2016          50.97
                                                                                  2017          55.51
                                                                                  2018          65.80
MFS(Reg. TM) Research International Investment Division (Class B)................ 2009           9.51
                                                                                  2010          12.24
                                                                                  2011          13.33
                                                                                  2012          11.64
                                                                                  2013          13.28
                                                                                  2014          15.49
                                                                                  2015          14.09
                                                                                  2016          13.53
                                                                                  2017          13.12
                                                                                  2018          16.44
MFS(Reg. TM) Total Return Investment Division (Class B).......................... 2009          29.25
                                                                                  2010          33.84
                                                                                  2011          36.33
                                                                                  2012          36.29
                                                                                  2013          39.49
                                                                                  2014          45.83
                                                                                  2015          48.56
                                                                                  2016          47.29
                                                                                  2017          50.37
                                                                                  2018          55.24
MFS(Reg. TM) Value Investment Division (Class B)................................. 2009           8.37
                                                                                  2010           9.87
                                                                                  2011          10.73
                                                                                  2012          10.56
                                                                                  2013          12.01
                                                                                  2014          15.90
                                                                                  2015          17.18
                                                                                  2016          16.74
                                                                                  2017          18.68
                                                                                  2018          21.47
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B))............................................. 2009           8.86
                                                                                  2010           9.62
                                                                                  2011          10.25
                                                                                  2012          10.23
                                                                                  2013          11.40
                                                                                  2014          14.68
                                                                                  2015          15.75
                                                                                  2016          14.44
                                                                                  2017          16.68
                                                                                  2018          17.51
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))................................................... 2009          16.76
                                                                                  2010          19.91
                                                                                  2011          22.25
                                                                                  2012          20.36
                                                                                  2013          22.99
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................ 2009           6.56
                                                                                  2010           8.01
                                                                                  2011           8.69
                                                                                  2012           8.45
                                                                                  2013           9.41
Morgan Stanley Mid Cap Growth Investment Division (Class B)...................... 2010          11.50
                                                                                  2011          13.29
                                                                                  2012          12.09
                                                                                  2013          12.92
                                                                                  2014          17.56
                                                                                  2015          17.35
                                                                                  2016          16.11
                                                                                  2017          14.42
                                                                                  2018          19.73
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B))............................. 2009           8.08
                                                                                  2010          10.55



                                                                                                   NUMBER OF
                                                                                    END OF YEAR   ACCUMULATION
                                                                                   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                 UNIT VALUE        YEAR
--------------------------------------------------------------------------------- -------------- -------------
                                                                                         32.35       2,495.31
                                                                                         32.14       1,444.15
                                                                                         36.28       3,125.96
                                                                                         46.71       2,573.89
                                                                                         51.66       2,591.05
                                                                                         50.97       2,954.28
                                                                                         55.51       2,155.52
                                                                                         65.80       2,731.03
                                                                                         61.22       4,554.69
MFS(Reg. TM) Research International Investment Division (Class B)................        12.24           0.00
                                                                                         13.33           0.00
                                                                                         11.64           0.00
                                                                                         13.28           0.00
                                                                                         15.49           0.00
                                                                                         14.09           0.00
                                                                                         13.53           0.00
                                                                                         13.12           0.00
                                                                                         16.44           0.00
                                                                                         13.82           0.00
MFS(Reg. TM) Total Return Investment Division (Class B)..........................        33.84           0.00
                                                                                         36.33           0.00
                                                                                         36.29           0.00
                                                                                         39.49           0.00
                                                                                         45.83           0.00
                                                                                         48.56           0.00
                                                                                         47.29           0.00
                                                                                         50.37           0.00
                                                                                         55.24           0.00
                                                                                         50.87           0.00
MFS(Reg. TM) Value Investment Division (Class B).................................         9.87           0.00
                                                                                         10.73           0.00
                                                                                         10.56           0.00
                                                                                         12.01           0.00
                                                                                         15.90           0.00
                                                                                         17.18           0.00
                                                                                         16.74           0.00
                                                                                         18.68           0.00
                                                                                         21.47           0.00
                                                                                         18.84         627.34
MFS(Reg. TM) Value Investment Division (Class B) (formerly BlackRock Large Cap
Value Investment Division (Class B)).............................................         9.62           0.00
                                                                                         10.25           2.91
                                                                                         10.23           0.00
                                                                                         11.40           0.00
                                                                                         14.68           0.00
                                                                                         15.75         769.87
                                                                                         14.44         769.87
                                                                                         16.68         769.87
                                                                                         17.51         769.87
                                                                                         16.84           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly FI Value Leaders
Investment Division (Class B))...................................................        19.91           0.00
                                                                                         22.25           0.00
                                                                                         20.36           0.00
                                                                                         22.99           0.00
                                                                                         25.24           0.00
MFS(Reg. TM) Value Investment Division (Class B) (formerly Met/Franklin Mutual
Shares Investment Division (Class B)) (4/28/2008)................................         8.01           0.00
                                                                                          8.69           0.00
                                                                                          8.45           0.00
                                                                                          9.41           0.00
                                                                                         10.29           0.00
Morgan Stanley Mid Cap Growth Investment Division (Class B)......................        13.29           0.00
                                                                                         12.09           0.00
                                                                                         12.92           0.00
                                                                                         17.56           0.00
                                                                                         17.35         719.27
                                                                                         16.11       5,959.70
                                                                                         14.42         682.16
                                                                                         19.73         328.11
                                                                                         21.24       4,244.04
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI
Mid Cap Opportunities Investment Division (Class B)).............................        10.55           0.00
                                                                                         11.39           0.00

                                       PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                            2.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                       BEGINNING OF                   NUMBER OF
                                                                                           YEAR        END OF YEAR   ACCUMULATION
                                                                                       ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                             YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------ ------ -------------- -------------- -------------
Neuberger Berman Genesis Investment Division (Class B)........................ 2009          11.41          12.59          73.76
                                                                               2010          12.59          14.94          74.39
                                                                               2011          14.94          15.41           0.00
                                                                               2012          15.41          16.53           0.00
                                                                               2013          16.53          22.34           0.00
                                                                               2014          22.34          21.78           0.00
                                                                               2015          21.78          21.38           0.00
                                                                               2016          21.38          24.75           0.00
                                                                               2017          24.75          27.95           0.00
                                                                               2018          27.95          25.41           0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
Mid Cap Investment Division (Class B))........................................ 2009           8.97          11.99           0.00
                                                                               2010          11.99          14.41           0.00
                                                                               2011          14.41          13.34           0.00
                                                                               2012          13.34          13.74           0.00
                                                                               2013          13.74          14.85           0.00
Oppenheimer Global Equity Investment Division (Class B) (formerly
Met/Templeton Growth Investment Division (Class B)) (4/28/2008)............... 2009           6.53           8.46           0.00
                                                                               2010           8.46           8.91           0.00
                                                                               2011           8.91           8.11           0.00
                                                                               2012           8.11           9.69           0.00
                                                                               2013           9.69          10.28           0.00
Oppenheimer Global Equity Investment Division* (Class B)...................... 2009          10.72          14.65           0.00
                                                                               2010          14.65          16.60           0.00
                                                                               2011          16.60          14.87           0.00
                                                                               2012          14.87          17.62           0.00
                                                                               2013          17.62          21.90           0.00
                                                                               2014          21.90          21.87           0.00
                                                                               2015          21.87          22.22           0.00
                                                                               2016          22.22          21.78           0.00
                                                                               2017          21.78          29.12           0.00
                                                                               2018          29.12          24.73           0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).... 2014           0.99           1.02           0.00
                                                                               2015           1.02           0.95           0.00
                                                                               2016           0.95           1.03           0.00
                                                                               2017           1.03           1.13           0.00
                                                                               2018           1.13           1.02           0.00
PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006)....... 2009          10.61          12.24           0.00
                                                                               2010          12.24          12.90       1,901.84
                                                                               2011          12.90          14.02       1,642.70
                                                                               2012          14.02          14.96         414.03
                                                                               2013          14.96          13.27       1,197.63
                                                                               2014          13.27          13.35       1,287.95
                                                                               2015          13.35          12.65       1,396.31
                                                                               2016          12.65          12.98       1,331.28
                                                                               2017          12.98          13.13       1,642.08
                                                                               2018          13.13          12.53           0.00
PIMCO Total Return Investment Division (Class B).............................. 2009          12.34          14.24          37.84
                                                                               2010          14.24          15.06         525.12
                                                                               2011          15.06          15.19         524.61
                                                                               2012          15.19          16.23         524.61
                                                                               2013          16.23          15.56         524.61
                                                                               2014          15.56          15.85         524.61
                                                                               2015          15.85          15.50       2,448.24
                                                                               2016          15.50          15.55       1,151.56
                                                                               2017          15.55          15.89         391.09
                                                                               2018          15.89          15.50         421.26
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)........ 2012           1.01           1.06           0.00
                                                                               2013           1.06           1.14           0.00
                                                                               2014           1.14           1.20           0.00
                                                                               2015           1.20           1.16           0.00
                                                                               2016           1.16           1.20           0.00
                                                                               2017           1.20           1.34           0.00
                                                                               2018           1.34           1.19           0.00
Schroders Global Multi-Asset Investment Division (Class B) (formerly
Pyramis(Reg. TM) Managed Risk Investment Division (Class B)) (4/29/2013)...... 2013          10.21          10.68           0.00
                                                                               2014          10.68          11.35           0.00
                                                                               2015          11.35          10.96           0.00
                                                                               2016          10.96          11.20           0.00
                                                                               2017          11.20          12.76           0.00
                                                                               2018          12.76          12.17           0.00
SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)........... 2009           8.33          10.18           0.00
                                                                               2010          10.18          11.17           0.00
                                                                               2011          11.17          11.04           0.00

                                     PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                          2.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                  BEGINNING OF                   NUMBER OF
                                                                                      YEAR        END OF YEAR   ACCUMULATION
                                                                                  ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                        YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------- ------ -------------- -------------- -------------
                                                                          2012          11.04          12.17           0.00
                                                                          2013          12.17          13.44           0.00
                                                                          2014          13.44          13.91           0.00
                                                                          2015          13.91          13.33           0.00
                                                                          2016          13.33          13.79           0.00
                                                                          2017          13.79          15.62           0.00
                                                                          2018          15.62          14.28           0.00
SSGA Growth ETF Investment Division (Class B) (5/1/2006)................. 2009           7.64           9.64           0.00
                                                                          2010           9.64          10.76           0.00
                                                                          2011          10.76          10.30           0.00
                                                                          2012          10.30          11.58           0.00
                                                                          2013          11.58          13.37           0.00
                                                                          2014          13.37          13.78           0.00
                                                                          2015          13.78          13.16           0.00
                                                                          2016          13.16          13.76           0.00
                                                                          2017          13.76          16.09           0.00
                                                                          2018          16.09          14.36           0.00
T. Rowe Price Large Cap Growth Investment Division (Class B)............. 2009           7.97          11.15           0.00
                                                                          2010          11.15          12.73           0.00
                                                                          2011          12.73          12.28           0.00
                                                                          2012          12.28          14.24           0.00
                                                                          2013          14.24          19.33         890.45
                                                                          2014          19.33          20.57       2,530.21
                                                                          2015          20.57          22.22       2,993.05
                                                                          2016          22.22          22.06       1,866.58
                                                                          2017          22.06          28.80       1,563.70
                                                                          2018          28.80          27.83       3,833.81
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly
RCM Technology Investment Division (Class B))............................ 2009           3.27           5.09           0.00
                                                                          2010           5.09           6.36       3,805.04
                                                                          2011           6.36           5.60       3,927.45
                                                                          2012           5.60           6.14       1,017.82
                                                                          2013           6.14           6.40           0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B)............... 2009           5.42           7.71         410.15
                                                                          2010           7.71           9.63       2,885.21
                                                                          2011           9.63           9.26       2,865.34
                                                                          2012           9.26          10.29         944.02
                                                                          2013          10.29          13.75       1,525.09
                                                                          2014          13.75          15.16       2,090.18
                                                                          2015          15.16          15.81       1,999.74
                                                                          2016          15.81          16.42       2,011.03
                                                                          2017          16.42          20.03       1,975.50
                                                                          2018          20.03          19.16         803.73
T. Rowe Price Small Cap Growth Investment Division (Class B)............. 2009           9.03          12.24           0.00
                                                                          2010          12.24          16.11       1,506.80
                                                                          2011          16.11          15.98       1,481.37
                                                                          2012          15.98          18.11         347.31
                                                                          2013          18.11          25.54         675.65
                                                                          2014          25.54          26.63       1,117.15
                                                                          2015          26.63          26.68       1,094.52
                                                                          2016          26.68          29.08       1,105.06
                                                                          2017          29.08          34.84       1,083.64
                                                                          2018          34.84          31.75       1,225.81
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly
Neuberger Berman Mid Cap Value Investment Division (Class B))............ 2009          12.66          18.29         183.84
                                                                          2010          18.29          22.55         184.80
                                                                          2011          22.55          20.57           0.00
                                                                          2012          20.57          22.69           0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)............. 2012          22.58          23.08           0.00
                                                                          2013          23.08          29.40           0.00
                                                                          2014          29.40          31.52           0.00
                                                                          2015          31.52          28.05         192.88
                                                                          2016          28.05          31.68         199.33
                                                                          2017          31.68          33.91         192.05
                                                                          2018          33.91          29.79         194.06
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B)....................................................... 2009          15.67          20.20          80.11
                                                                          2010          20.20          22.21          82.21
                                                                          2011          22.21          22.99           0.00
                                                                          2012          22.99          25.01           0.00
                                                                          2013          25.01          24.66           0.00
                                                                          2014          24.66          25.39           0.00
                                                                          2015          25.39          24.32           0.00
                                                                          2016          24.32          25.76         534.79

                                    PREFERENCE PLUS SELECT DEFERRED ANNUITIES GROUP II
                                         2.25 SEPARATE ACCOUNT CHARGE (CONTINUED)
                                                                                 BEGINNING OF                   NUMBER OF
                                                                                     YEAR        END OF YEAR   ACCUMULATION
                                                                                 ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                       YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------ ------ -------------- -------------- -------------
                                                                         2017          25.76          27.19          56.04
                                                                         2018          27.19          25.51           0.00
Western Asset Management Strategic Bond Opportunities Investment
Division (Class B) (formerly Lord Abbett Bond Debenture Investment
Division (Class B))..................................................... 2009          13.86          18.53          53.24
                                                                         2010          18.53          20.47          54.11
                                                                         2011          20.47          20.91          50.76
                                                                         2012          20.91          23.09          49.07
                                                                         2013          23.09          24.38          52.68
                                                                         2014          24.38          24.99          53.95
                                                                         2015          24.99          23.90       1,051.72
                                                                         2016          23.90          24.56           0.00
Western Asset Management U.S. Government Investment Division (Class B).. 2009          14.42          14.68         327.92
                                                                         2010          14.68          15.14         353.52
                                                                         2011          15.14          15.58         339.24
                                                                         2012          15.58          15.70         357.23
                                                                         2013          15.70          15.21         417.87
                                                                         2014          15.21          15.25         441.59
                                                                         2015          15.25          14.96         453.06
                                                                         2016          14.96          14.77         465.84
                                                                         2017          14.77          14.69         518.79
                                                                         2018          14.69          14.46           0.00





                                                                                         AT 2.50 SEPARATE ACCOUNT CHARGE:
                                                                                --------------------------------------------------
                                                                                        BEGINNING OF                   NUMBER OF
                                                                                            YEAR        END OF YEAR   ACCUMULATION
                                                                                        ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                              YEAR    UNIT VALUE     UNIT VALUE        YEAR
------------------------------------------------------------------------------- ------ -------------- -------------- -------------
American Funds Bond Investment Division (Class 2) (5/1/2006)................... 2009          12.43          13.68           0.00
                                                                                2010          13.68          14.21           0.00
                                                                                2011          14.21          14.70           0.00
                                                                                2012          14.70          15.11           0.00
                                                                                2013          15.11          14.42           0.00
                                                                                2014          14.42          14.80           0.00
                                                                                2015          14.80          14.48           0.00
                                                                                2016          14.48          14.54           0.00
                                                                                2017          14.54          14.70           0.00
                                                                                2018          14.70          14.23           0.00
American Funds Global Small Capitalization Investment Division (Class 2)....... 2009          14.71          22.65         319.95
                                                                                2010          22.65          27.04         280.31
                                                                                2011          27.04          21.32         191.39
                                                                                2012          21.32          24.58         187.44
                                                                                2013          24.58          30.75         168.48
                                                                                2014          30.75          30.63          89.43
                                                                                2015          30.63          29.95         276.39
                                                                                2016          29.95          29.82         282.14
                                                                                2017          29.82          36.62         263.19
                                                                                2018          36.62          31.94         969.66
American Funds Growth Investment Division (Class 2)............................ 2009          76.51         100.86          57.15
                                                                                2010         100.86         116.75          56.11
                                                                                2011         116.75         109.00          19.36
                                                                                2012         109.00         125.32          18.26
                                                                                2013         125.32         159.02          16.34
                                                                                2014         159.02         168.29           0.00
                                                                                2015         168.29         175.39           0.00
                                                                                2016         175.39         187.29           0.00
                                                                                2017         187.29         234.37           0.00
                                                                                2018         234.37         227.99           0.00
American Funds Growth-Income Investment Division (Class 2 ).................... 2009          57.66          71.59         123.67
                                                                                2010          71.59          77.80         166.80
                                                                                2011          77.80          74.49         140.96
                                                                                2012          74.49          85.35          26.60
                                                                                2013          85.35         111.13          23.33
                                                                                2014         111.13         119.91           0.00
                                                                                2015         119.91         118.65           0.00
                                                                                2016         118.65         129.05           0.00
                                                                                2017         129.05         154.05           0.00
                                                                                2018         154.05         147.54           0.00

                                                                                      AT 2.50 SEPARATE
                                                                                       ACCOUNT CHARGE:
                                                                                    ---------------------
                                                                                            BEGINNING OF
                                                                                                YEAR
                                                                                            ACCUMULATION
INVESTMENT DIVISION                                                                  YEAR    UNIT VALUE
----------------------------------------------------------------------------------- ------ --------------
    *We are waiving a portion of the Separate Account charge for the Investment Divisions investing in the
           Brighthouse/Wellington Large Cap Research Portfolio and Oppenheimer Global Equity Portfolio.
The assets of the BlackRock Large Cap Value Portfolio of Brighthouse Funds Trust II merged into MFS(Reg.
TM) Value Investment
Division of Brighthouse Funds Trust II on April 30, 2018. Accumulation Unit Values prior to April 30, 2018 are those of
the BlackRock Large Cap Value Portfolio...................................................................
The assets of the Pyramis(Reg. TM) Managed Risk Portfolio of Brighthouse Funds
Trust I merged into Schroders Global Multi-Asset Portfolio of Brighthouse
Funds Trust I on April 30, 2018. Accumulation Unit Values prior to April 30,
2018 are those of the Pyramis(Reg. TM) Managed Risk Portfolio......................
The assets of the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
of Brighthouse Funds Trust I merged into JPMorgan Global Active Allocation
Portfolio of Brighthouse Funds Trust I on April 30, 2018. Accumulation Unit
Values prior to April 30, 2018 are those of the Allianz Global Investors
Dynamic Multi-Asset Plus Portfolio.................................................
The assets of the Lord Abbett Bond Debenture Investment Division of the
Met Investors Fund merged into Western Asset Management Strategic Bond
Opportunities Investment Division of the Metropolitan Fund on May 2,
2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord
Abbett Bond Debenture Investment Division..........................................
The assets of the ClearBridge Aggressive Growth II Investment Division of
the Met Investors Fund merged into ClearBridge Aggressive Growth
Investment Division of the Met Investors Fund on April 28, 2014.
Accumulation Unit Values prior to April 28, 2014 are those of the
ClearBridge Aggressive Growth II Investment Division...............................
The assets of the MetLife Growth Strategy Investment Division of the Met
Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment
Division...........................................................................
The assets of the FI Value Leaders Investment Division of the Metropolitan
Fund were merged into MFS(Reg. TM) Value Investment Division of the Metropolitan
Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division..............................
The assets of the Met/Franklin Income Investment Division of the Met
Investors Fund were merged into Loomis Sayles Global Markets Investment
Division of the Met Investors Fund on April 29, 2013. Accumulation Unit
Values prior to April 29, 2013 are those of the Met/Franklin Income
Investment Division................................................................
The assets of the Met/Franklin Mutual Shares Investment Division of the Met
Investors Fund were merged into MFS(Reg. TM) Value Investment Division of the
Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the Met/Franklin Mutual Shares Investment
Division...........................................................................
The assets of the Met/Franklin Templeton Founding Strategy Investment
Division of the Met Investors Fund were merged into MetLife Growth
Strategy Investment Division of the Met Investors Fund on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Met/Franklin Templeton Founding Strategy Investment Division.......................
The assets of the MLA Mid Cap Investment Division of the Met Investors
Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the MLA Mid Cap Investment Division....................
The assets of the RCM Technology Investment Division of the Met Investors
Fund were merged into T. Rowe Price Large Cap Growth Investment
Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit
Values prior to April 29, 2013 are those of the RCM Technology Investment
Division. The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity
Investment Division of the Met Investors Fund on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Met/Templeton Growth Investment Division...........................................
The assets of the Oppenheimer Global Equity Investment Division of the
Metropolitan Fund were merged into Oppenheimer Global Equity
Investment Division of the Met Investors Trust on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Oppenheimer Global Equity Portfolio of the Metropolitan Fund.......................
The assets of the Oppenheimer Capital Appreciation Investment Division of
the Met Investors Fund were merged into the Jennison Growth Investment
Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit
Values prior to April 30, 2012 are those of the Oppenheimer Capital
Appreciation Investment Division...................................................



                                                                                      AT 2.50 SEPARATE ACCOUNT
                                                                                               CHARGE:
                                                                                    ----------------------------
                                                                                                     NUMBER OF
                                                                                      END OF YEAR   ACCUMULATION
                                                                                     ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                                   UNIT VALUE        YEAR
----------------------------------------------------------------------------------- -------------- -------------
           *We are waiving a portion of the Separate Account charge for the Investment Divisions investing in the
              Brighthouse/Wellington Large Cap Research Portfolio and Oppenheimer Global Equity Portfolio.
The assets of the BlackRock Large Cap Value Portfolio of Brighthouse Funds Trust II merged into MFS(Reg. TM)
Value Investment
Division of Brighthouse Funds Trust II on April 30, 2018. Accumulation Unit Values prior to April 30, 2018 are those of
the BlackRock Large Cap Value Portfolio..........................................................................
The assets of the Pyramis(Reg. TM) Managed Risk Portfolio of Brighthouse Funds
Trust I merged into Schroders Global Multi-Asset Portfolio of Brighthouse
Funds Trust I on April 30, 2018. Accumulation Unit Values prior to April 30,
2018 are those of the Pyramis(Reg. TM) Managed Risk Portfolio......................
The assets of the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
of Brighthouse Funds Trust I merged into JPMorgan Global Active Allocation
Portfolio of Brighthouse Funds Trust I on April 30, 2018. Accumulation Unit
Values prior to April 30, 2018 are those of the Allianz Global Investors
Dynamic Multi-Asset Plus Portfolio.................................................
The assets of the Lord Abbett Bond Debenture Investment Division of the
Met Investors Fund merged into Western Asset Management Strategic Bond
Opportunities Investment Division of the Metropolitan Fund on May 2,
2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord
Abbett Bond Debenture Investment Division..........................................
The assets of the ClearBridge Aggressive Growth II Investment Division of
the Met Investors Fund merged into ClearBridge Aggressive Growth
Investment Division of the Met Investors Fund on April 28, 2014.
Accumulation Unit Values prior to April 28, 2014 are those of the
ClearBridge Aggressive Growth II Investment Division...............................
The assets of the MetLife Growth Strategy Investment Division of the Met
Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment
Division...........................................................................
The assets of the FI Value Leaders Investment Division of the Metropolitan
Fund were merged into MFS(Reg. TM) Value Investment Division of the Metropolitan
Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division..............................
The assets of the Met/Franklin Income Investment Division of the Met
Investors Fund were merged into Loomis Sayles Global Markets Investment
Division of the Met Investors Fund on April 29, 2013. Accumulation Unit
Values prior to April 29, 2013 are those of the Met/Franklin Income
Investment Division................................................................
The assets of the Met/Franklin Mutual Shares Investment Division of the Met
Investors Fund were merged into MFS(Reg. TM) Value Investment Division of the
Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the Met/Franklin Mutual Shares Investment
Division...........................................................................
The assets of the Met/Franklin Templeton Founding Strategy Investment
Division of the Met Investors Fund were merged into MetLife Growth
Strategy Investment Division of the Met Investors Fund on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Met/Franklin Templeton Founding Strategy Investment Division.......................
The assets of the MLA Mid Cap Investment Division of the Met Investors
Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
April 29, 2013 are those of the MLA Mid Cap Investment Division....................
The assets of the RCM Technology Investment Division of the Met Investors
Fund were merged into T. Rowe Price Large Cap Growth Investment
Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit
Values prior to April 29, 2013 are those of the RCM Technology Investment
Division. The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity
Investment Division of the Met Investors Fund on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Met/Templeton Growth Investment Division...........................................
The assets of the Oppenheimer Global Equity Investment Division of the
Metropolitan Fund were merged into Oppenheimer Global Equity
Investment Division of the Met Investors Trust on April 29, 2013.
Accumulation Unit Values prior to April 29, 2013 are those of the
Oppenheimer Global Equity Portfolio of the Metropolitan Fund.......................
The assets of the Oppenheimer Capital Appreciation Investment Division of
the Met Investors Fund were merged into the Jennison Growth Investment
Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit
Values prior to April 30, 2012 are those of the Oppenheimer Capital
Appreciation Investment Division...................................................

                                                                                       AT 2.50 SEPARATE ACCOUNT CHARGE:
                                                                              --------------------------------------------------
                                                                                      BEGINNING OF                   NUMBER OF
                                                                                          YEAR        END OF YEAR   ACCUMULATION
                                                                                      ACCUMULATION   ACCUMULATION   UNITS END OF
INVESTMENT DIVISION                                                            YEAR    UNIT VALUE     UNIT VALUE        YEAR
----------------------------------------------------------------------------- ------ -------------- -------------- -------------
The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund
were merged into the Lord Abbett Mid Cap Value Investment Division of the
Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to
April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment
Division of the Metropolitan Fund............................................
The assets of Legg Mason Value Equity Investment Division of the Met
Investors Fund were merged into the Legg Mason ClearBridge Aggressive
Growth Investment Division of the Met Investors Fund on May 2, 2011.
Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason
Value Equity Investment Division.............................................
The assets of MetLife Aggressive Allocation Investment Division of the
Metropolitan Fund were merged into the MetLife Aggressive Strategy
Investment Division of the Met Investors Fund on May 2, 2011.
Accumulation Unit Values prior to May 2, 2011 are those of the MetLife
Aggressive Allocation Investment Division....................................
The assets of FI Mid Cap Opportunities Investment Division of the
Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth
Investment Division of the Met Investors Fund on May 3, 2010.
Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap
Opportunities Investment Division............................................
The assets of FI Large Cap Investment Division of the Metropolitan Fund
were merged into the BlackRock Legacy Large Cap Growth Investment
Division of the Metropolitan Fund on May 1, 2009. Accumulation Unit
Values prior to May 1, 2009 are those of the FI Large Cap Investment
Division.....................................................................
The assets of BlackRock Large Cap Investment Division (formerly BlackRock
Investment Trust Investment Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors
Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.....................
The assets of the MFS(Reg. TM) Investors Trust Investment Division of the
Metropolitan Fund were merged into the Legg Mason Value Equity
Investment Division of the Met Investors Fund prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(Reg. TM) Investors Trust Investment Division................
The assets in Met/Putnam Voyager Investment Division of the Metropolitan
Fund were merged into Jennison Growth Investment Division of the
Metropolitan Fund prior to the opening of business on May 2, 2005. The
Met/Putnam Voyager Investment Division is no longer available................
Please see the Table of Expenses for more information........................

                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Divisions of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of Metropolitan Life Insurance Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Notes 2 and 3A as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Divisions, except for the Divisions included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Divisions and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

-------------------------------------------------------------------------------------------------------

    INDIVIDUAL DIVISIONS                            STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF         CHANGES IN
           ACCOUNT               OPERATIONS          NET ASSETS             FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
  American Funds Global       For the year ended  For the years ended  For the years ended December 31,
  Growth Division             December 31, 2018   December 31, 2018    2018, 2017 and 2016
  Delaware VIP Small Cap                          and 2017             (Commenced October 31, 2013
  Value Division                                                       and began transactions in 2016)
  Fidelity VIP Mid Cap
  Division
  FTVIPT Templeton
  Developing Markets VIP
  Division
  FTVIPT Templeton Foreign
  VIP Division
  Janus Henderson Enterprise
  Division
  LMPVET ClearBridge
  Variable Appreciation
  Division
  LMPVET ClearBridge
  Variable Dividend Strategy
  Division
  LMPVET ClearBridge
  Variable Large Gap Growth
  Division
  LMPVET ClearBridge
  Variable Small Gap Growth
  Division
  LMPVIT Western Asset
  Core Plus Division

-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

    INDIVIDUAL DIVISIONS                             STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF          CHANGES IN
           ACCOUNT               OPERATIONS           NET ASSETS             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------
  BHFTI Allianz Global        For the period from  For the period from  For the period from January 1,
  Investors Dynamic           January 1, 2018      January 1, 2018      2018 through April 27, 2018 and
  Multi-Asset Plus Division   through April 27,    through April 27,    the years ended December 31,
                              2018                 2018 and for the     2017, 2016, 2015, and the period
                                                   year ended           from April 28, 2014
                                                   December 31, 2017    (commencement of operations)
                                                                        through December 31, 2014

--------------------------------------------------------------------------------------------------------
  BHFTI BlackRock High        For the year ended   For the years ended  For the years ended December 31,
  Yield Division              December 31, 2018    December 31, 2018    2018, 2017, 2016, 2015, and 2014
  Fidelity VIP Contrafund                          and 2017             (commenced December 13, 2013
  Division                                                              and began transactions in 2014)

--------------------------------------------------------------------------------------------------------
  BHFTI Brighthouse/Artisan   For the year ended   For the years ended  For the years ended December 31,
  International Division      December 31, 2018    December 31, 2018    2018, 2017, 2016, and 2015
  BHFTI Wells Capital                              and 2017             (commenced November 19, 2014
  Management Mid Cap                                                    and began transactions in 2015)
  Value Division
  BlackRock Global
  Allocation V.I. Division
  Ivy VIP Asset Strategy
  Division
  PIMCO VIT Dynamic
  Bond Division

--------------------------------------------------------------------------------------------------------
  BHFTI Invesco Comstock      For the year ended   For the years ended  For the years ended December 31,
  Division                    December 31, 2018    December 31, 2018    2018, 2017, 2016 and 2015
  BHFTI T. Rowe Price Large                        and 2017             (commenced December 13, 2013
  Cap Value Division                                                    and began transactions in 2015)
  TAP 1919 Variable Socially
  Responsive Balanced
  Division

--------------------------------------------------------------------------------------------------------
  BHFTI PanAgora Global       For the year ended   For the years ended  For the years ended December 31,
  Diversified Risk Division   December 31, 2018    December 31, 2018    2018, 2017, 2016, 2015, and the
                                                   and 2017             period from April 28, 2014
                                                                        (commencement of operations)
                                                                        through December 31, 2014

--------------------------------------------------------------------------------------------------------
  BHFTI Schroders Global      For the period from  For the period from  For the period from January 1,
  Multi-Asset II Division     January 1, 2018      January 1, 2018      2018 through April 27, 2018 and
  BHFTII MFS Value II         through April 27,    through April 27,    for the years ended December 31,
  Division                    2018                 2018 and for the     2017, 2016, 2015, and 2014
                                                   year ended
                                                   December 31, 2017

--------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

    INDIVIDUAL DIVISIONS
   COMPRISING THE SEPARATE     STATEMENT OF
           ACCOUNT              OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed       For the year ended
  Income Division            December 31, 2018




------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Freedom 2020  For the year ended
  Division                   December 31, 2018
  Fidelity VIP Freedom 2025
  Division
  Fidelity VIP Freedom 2030
  Division
  Fidelity VIP Freedom 2040
  Division
  Fidelity VIP Freedom 2050
  Division

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Freedom 2035  For the period from April 30, 2018 (commencement of operations) through
  Division                   December 31, 2018
  Fidelity VIP Freedom 2045
  Division

------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley VIF Global  For the year ended
  Infrastructure Division    December 31, 2018
  PIMCO VIT Commodity
  RealReturn Strategy
  Division
  PIMCO VIT Emerging
  Markets Bond Division

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Multi-  For the year ended
  Alternatives Fund/VA       December 31, 2018
  Division

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

    INDIVIDUAL DIVISIONS       STATEMENTS OF
   COMPRISING THE SEPARATE      CHANGES IN
           ACCOUNT              NET ASSETS                                              FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed       For the years ended                                   For the years ended December 31,
  Income Division            December 31, 2018                                     2018, 2017, 2016, and the period
                             and 2017                                              from May 1, 2015
                                                                                   (commencement of operations)
                                                                                   through December 31, 2015

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Freedom 2020  For the years ended                                   For the years ended December 31,
  Division                   December 31, 2018                                     2018, 2017 and 2016
  Fidelity VIP Freedom 2025  and 2017                                              (commenced May 1, 2015 and
  Division                                                                         began transactions in 2016)
  Fidelity VIP Freedom 2030
  Division
  Fidelity VIP Freedom 2040
  Division
  Fidelity VIP Freedom 2050
  Division

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Freedom 2035
  Division
  Fidelity VIP Freedom 2045
  Division

------------------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley VIF Global  For the years ended                                   For the years ended December 31,
  Infrastructure Division    December 31, 2018                                     2018, 2017, 2016, 2015 and the
  PIMCO VIT Commodity        and 2017                                              period from November 19, 2014
  RealReturn Strategy                                                              (commencement of operations)
  Division                                                                         through December 31, 2014
  PIMCO VIT Emerging
  Markets Bond Division

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Multi-  For the year ended December 31, 2018, and the period
  Alternatives Fund/VA       from April 28, 2017 (commencement of operations)
  Division                   through December 31, 2017

------------------------------------------------------------------------------------------------------------------------------------



BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 22, 2019



We have served as the Separate Account's auditor since 1984.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                                                          AMERICAN FUNDS(R)
                                            AMERICAN FUNDS(R)      AMERICAN FUNDS(R)        GLOBAL SMALL          AMERICAN FUNDS(R)
                                                  BOND               GLOBAL GROWTH         CAPITALIZATION              GROWTH
                                                DIVISION               DIVISION               DIVISION                DIVISION
                                          --------------------   --------------------   --------------------    --------------------
ASSETS:
   Investments at fair value............  $         74,861,591   $            251,565   $        391,323,317    $        911,540,512
   Due from Metropolitan Life
     Insurance Company..................                     5                     --                      8                      --
                                          --------------------   --------------------   --------------------    --------------------
        Total Assets....................            74,861,596                251,565            391,323,325             911,540,512
                                          --------------------   --------------------   --------------------    --------------------
LIABILITIES:
   Accrued fees.........................                     3                     --                     12                       3
   Due to Metropolitan Life
     Insurance Company..................                    --                     --                     --                       1
                                          --------------------   --------------------   --------------------    --------------------
        Total Liabilities...............                     3                     --                     12                       4
                                          --------------------   --------------------   --------------------    --------------------

NET ASSETS..............................  $         74,861,593   $            251,565   $        391,323,313    $        911,540,508
                                          ====================   ====================   ====================    ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         74,742,527   $            251,565   $        390,797,800    $        910,650,511
   Net assets from Contracts in payout..               119,066                     --                525,513                 889,997
                                          --------------------   --------------------   --------------------    --------------------
        Total Net Assets................  $         74,861,593   $            251,565   $        391,323,313    $        911,540,508
                                          ====================   ====================   ====================    ====================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                         BHFTI AMERICAN        BHFTI AMERICAN
                                           AMERICAN FUNDS(R)       BHFTI AB GLOBAL      FUNDS(R) BALANCED      FUNDS(R) GROWTH
                                             GROWTH-INCOME       DYNAMIC ALLOCATION        ALLOCATION            ALLOCATION
                                               DIVISION               DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        704,784,997  $      1,327,086,695  $        773,156,173  $        403,169,474
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           704,784,997         1,327,086,695           773,156,173           403,169,474
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     1                     1                     1
   Due to Metropolitan Life
     Insurance Company..................                   203                     1                     2                     2
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   204                     2                     3                     3
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        704,784,793  $      1,327,086,693  $        773,156,170  $        403,169,471
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        703,400,916  $      1,326,950,737  $        772,788,217  $        403,098,902
   Net assets from Contracts in payout..             1,383,877               135,956               367,953                70,569
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        704,784,793  $      1,327,086,693  $        773,156,170  $        403,169,471
                                          ====================  ====================  ====================  ====================


                                                                   BHFTI AMERICAN                              BHFTI BLACKROCK
                                            BHFTI AMERICAN        FUNDS(R) MODERATE     BHFTI AQR GLOBAL       GLOBAL TACTICAL
                                            FUNDS(R) GROWTH          ALLOCATION           RISK BALANCED          STRATEGIES
                                               DIVISION               DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        315,250,776  $        782,649,529  $      1,003,736,400  $      1,660,961,199
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           315,250,776           782,649,529         1,003,736,400         1,660,961,199
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     2                     1                     1                     1
   Due to Metropolitan Life
     Insurance Company..................                     4                     2                     1                     4
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     6                     3                     2                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        315,250,770  $        782,649,526  $      1,003,736,398  $      1,660,961,194
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        315,205,303  $        782,379,625  $      1,003,691,007  $      1,660,781,477
   Net assets from Contracts in payout..                45,467               269,901                45,391               179,717
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        315,250,770  $        782,649,526  $      1,003,736,398  $      1,660,961,194
                                          ====================  ====================  ====================  ====================



                                             BHFTI BLACKROCK      BHFTI BRIGHTHOUSE
                                               HIGH YIELD       ASSET ALLOCATION 100
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $            389,658  $        204,491,236
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................               389,658           204,491,236
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                     2
   Due to Metropolitan Life
     Insurance Company..................                     1                     1
                                          --------------------  --------------------
        Total Liabilities...............                     1                     3
                                          --------------------  --------------------

NET ASSETS..............................  $            389,657  $        204,491,233
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            389,657  $        198,917,924
   Net assets from Contracts in payout..                    --             5,573,309
                                          --------------------  --------------------
        Total Net Assets................  $            389,657  $        204,491,233
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                                                       BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/
                                            BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE     ABERDEEN EMERGING          ARTISAN
                                              BALANCED PLUS        SMALL CAP VALUE       MARKETS EQUITY         INTERNATIONAL
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,308,331,918  $         15,380,957  $         47,553,447  $              2,007
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         3,308,331,918            15,380,957            47,553,447                 2,007
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     3                     4                     1
   Due to Metropolitan Life
     Insurance Company..................                     1                     2                     2                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     2                     5                     6                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      3,308,331,916  $         15,380,952  $         47,553,441  $              2,006
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,308,137,511  $         15,380,952  $         47,545,601  $              2,006
   Net assets from Contracts in payout..               194,405                    --                 7,840                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      3,308,331,916  $         15,380,952  $         47,553,441  $              2,006
                                          ====================  ====================  ====================  ====================


                                                                 BHFTI BRIGHTHOUSE/                           BHFTI BRIGHTHOUSE/
                                           BHFTI BRIGHTHOUSE/         FRANKLIN         BHFTI BRIGHTHOUSE/         WELLINGTON
                                               EATON VANCE          LOW DURATION            TEMPLETON              LARGE CAP
                                              FLOATING RATE         TOTAL RETURN       INTERNATIONAL BOND          RESEARCH
                                                DIVISION              DIVISION              DIVISION               DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         29,267,600  $         75,568,736  $          6,165,088  $        636,225,844
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    10
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            29,267,600            75,568,736             6,165,088           636,225,854
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     2                     3                     2                     7
   Due to Metropolitan Life
     Insurance Company..................                     1                     2                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     3                     5                     2                     7
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         29,267,597  $         75,568,731  $          6,165,086  $        636,225,847
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         29,267,597  $         75,515,431  $          6,165,086  $        628,511,754
   Net assets from Contracts in payout..                    --                53,300                    --             7,714,093
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         29,267,597  $         75,568,731  $          6,165,086  $        636,225,847
                                          ====================  ====================  ====================  ====================




                                              BHFTI CLARION       BHFTI CLEARBRIDGE
                                           GLOBAL REAL ESTATE     AGGRESSIVE GROWTH
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        172,053,745  $        444,649,581
   Due from Metropolitan Life
     Insurance Company..................                     4                    18
                                          --------------------  --------------------
        Total Assets....................           172,053,749           444,649,599
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     7
   Due to Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                     5                     7
                                          --------------------  --------------------

NET ASSETS..............................  $        172,053,744  $        444,649,592
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        171,894,467  $        444,459,374
   Net assets from Contracts in payout..               159,277               190,218
                                          --------------------  --------------------
        Total Net Assets................  $        172,053,744  $        444,649,592
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                            BHFTI FIDELITY
                                          INSTITUTIONAL ASSET       BHFTI HARRIS          BHFTI INVESCO
                                             MANAGEMENT(R)             OAKMARK            BALANCED-RISK         BHFTI INVESCO
                                           GOVERNMENT INCOME        INTERNATIONAL          ALLOCATION             COMSTOCK
                                               DIVISION               DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        396,922,184  $        398,451,168  $        462,317,379  $             49,589
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           396,922,184           398,451,168           462,317,379                49,589
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     2                    10                     1                     1
   Due to Metropolitan Life
     Insurance Company..................                    --                     6                     1                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     2                    16                     2                     2
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        396,922,182  $        398,451,152  $        462,317,377  $             49,587
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        396,911,216  $        397,812,241  $        462,236,446  $             49,587
   Net assets from Contracts in payout..                10,966               638,911                80,931                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        396,922,182  $        398,451,152  $        462,317,377  $             49,587
                                          ====================  ====================  ====================  ====================



                                                                                             BHFTI
                                             BHFTI INVESCO       BHFTI JPMORGAN         JPMORGAN GLOBAL       BHFTI JPMORGAN
                                           SMALL CAP GROWTH         CORE BOND          ACTIVE ALLOCATION      SMALL CAP VALUE
                                               DIVISION             DIVISION               DIVISION              DIVISION
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        47,102,746  $         81,327,658  $        788,207,299  $         17,643,229
   Due from Metropolitan Life
     Insurance Company..................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           47,102,746            81,327,658           788,207,299            17,643,229
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   10                     1                     2                     5
   Due to Metropolitan Life
     Insurance Company..................                    5                     1                     2                     2
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   15                     2                     4                     7
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        47,102,731  $         81,327,656  $        788,207,295  $         17,643,222
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        47,081,218  $         81,291,378  $        788,189,606  $         17,642,417
   Net assets from Contracts in payout..               21,513                36,278                17,689                   805
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        47,102,731  $         81,327,656  $        788,207,295  $         17,643,222
                                          ===================  ====================  ====================  ====================



                                                                    BHFTI METLIFE
                                           BHFTI LOOMIS SAYLES       MULTI-INDEX
                                             GLOBAL MARKETS         TARGETED RISK
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         98,196,436  $        820,528,593
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            98,196,436           820,528,593
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     8                    --
   Due to Metropolitan Life
     Insurance Company..................                    --                     2
                                          --------------------  --------------------
        Total Liabilities...............                     8                     2
                                          --------------------  --------------------

NET ASSETS..............................  $         98,196,428  $        820,528,591
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         98,187,494  $        820,491,539
   Net assets from Contracts in payout..                 8,934                37,052
                                          --------------------  --------------------
        Total Net Assets................  $         98,196,428  $        820,528,591
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                              BHFTI MFS(R)            BHFTI                                       BHFTI
                                                RESEARCH         MORGAN STANLEY       BHFTI OPPENHEIMER      PANAGORA GLOBAL
                                              INTERNATIONAL      MID CAP GROWTH         GLOBAL EQUITY       DIVERSIFIED RISK
                                                DIVISION            DIVISION              DIVISION              DIVISION
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       153,947,910  $       340,007,460  $        226,269,180  $         72,446,308
   Due from Metropolitan Life
     Insurance Company..................                    8                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................          153,947,918          340,007,460           226,269,180            72,446,308
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    6                    6                     7                    --
   Due to Metropolitan Life
     Insurance Company..................                   --                   21                     9                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    6                   27                    16                    --
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $       153,947,912  $       340,007,433  $        226,269,164  $         72,446,308
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       153,583,442  $       339,377,280  $        226,005,628  $         72,419,503
   Net assets from Contracts in payout..              364,470              630,153               263,536                26,805
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $       153,947,912  $       340,007,433  $        226,269,164  $         72,446,308
                                          ===================  ===================  ====================  ====================


                                                  BHFTI                                                           BHFTI
                                             PIMCO INFLATION         BHFTI PIMCO       BHFTI SCHRODERS         SSGA GROWTH
                                             PROTECTED BOND         TOTAL RETURN     GLOBAL MULTI-ASSET      AND INCOME ETF
                                                DIVISION              DIVISION            DIVISION              DIVISION
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        349,179,160  $       757,914,156  $       768,330,203  $        680,006,928
   Due from Metropolitan Life
     Insurance Company..................                     1                    5                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           349,179,161          757,914,161          768,330,203           680,006,928
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                    3                    1                     3
   Due to Metropolitan Life
     Insurance Company..................                    --                   --                    1                     2
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                     6                    3                    2                     5
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        349,179,155  $       757,914,158  $       768,330,201  $        680,006,923
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        348,737,705  $       757,294,984  $       768,156,166  $        679,812,678
   Net assets from Contracts in payout..               441,450              619,174              174,035               194,245
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        349,179,155  $       757,914,158  $       768,330,201  $        680,006,923
                                          ====================  ===================  ===================  ====================



                                                  BHFTI          BHFTI T. ROWE PRICE
                                             SSGA GROWTH ETF       LARGE CAP VALUE
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        127,430,866  $           409,219
   Due from Metropolitan Life
     Insurance Company..................                    --                   --
                                          --------------------  --------------------
        Total Assets....................           127,430,866              409,219
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                   --
   Due to Metropolitan Life
     Insurance Company..................                     1                    1
                                          --------------------  --------------------
        Total Liabilities...............                     2                    1
                                          --------------------  --------------------

NET ASSETS..............................  $        127,430,864  $           409,218
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        127,409,958  $           409,218
   Net assets from Contracts in payout..                20,906                   --
                                          --------------------  --------------------
        Total Net Assets................  $        127,430,864  $           409,218
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                           BHFTI VICTORY          BHFTI WELLS
                                           BHFTI T. ROWE PRICE     BHFTI TCW CORE            SYCAMORE         CAPITAL MANAGEMENT
                                             MID CAP GROWTH         FIXED INCOME           MID CAP VALUE         MID CAP VALUE
                                                DIVISION              DIVISION               DIVISION              DIVISION
                                          --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        430,092,964  $             238,242  $        327,214,073  $            289,514
   Due from Metropolitan Life
     Insurance Company..................                    --                     --                    --                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Assets....................           430,092,964                238,242           327,214,073               289,514
                                          --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     3                     --                    11                     1
   Due to Metropolitan Life
     Insurance Company..................                     2                     --                     6                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Liabilities...............                     5                     --                    17                     1
                                          --------------------  ---------------------  --------------------  --------------------

NET ASSETS..............................  $        430,092,959  $             238,242  $        327,214,056  $            289,513
                                          ====================  =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        429,626,881  $             238,242  $        326,612,035  $            289,513
   Net assets from Contracts in payout..               466,078                     --               602,021                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Net Assets................  $        430,092,959  $             238,242  $        327,214,056  $            289,513
                                          ====================  =====================  ====================  ====================


                                                 BHFTII                                                       BHFTII BLACKROCK
                                             BAILLIE GIFFORD      BHFTII BLACKROCK      BHFTII BLACKROCK         ULTRA-SHORT
                                           INTERNATIONAL STOCK       BOND INCOME      CAPITAL APPRECIATION        TERM BOND
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        106,646,296  $        391,692,989  $        170,334,158  $         50,362,904
   Due from Metropolitan Life
     Insurance Company..................                    --                    42                     3                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           106,646,296           391,693,031           170,334,161            50,362,904
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                     5                     6                     6
   Due to Metropolitan Life
     Insurance Company..................                    14                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    20                     5                     6                     7
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        106,646,276  $        391,693,026  $        170,334,155  $         50,362,897
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        106,311,640  $        389,589,335  $        169,361,927  $         50,021,519
   Net assets from Contracts in payout..               334,636             2,103,691               972,228               341,378
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        106,646,276  $        391,693,026  $        170,334,155  $         50,362,897
                                          ====================  ====================  ====================  ====================



                                            BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                            ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                 DIVISION              DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        335,855,276   $        925,660,949
   Due from Metropolitan Life
     Insurance Company..................                    --                     --
                                          ---------------------  --------------------
        Total Assets....................           335,855,276            925,660,949
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     --
   Due to Metropolitan Life
     Insurance Company..................                     2                      2
                                          ---------------------  --------------------
        Total Liabilities...............                     3                      2
                                          ---------------------  --------------------

NET ASSETS..............................  $        335,855,273   $        925,660,947
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        335,609,504   $        924,988,451
   Net assets from Contracts in payout..               245,769                672,496
                                          ---------------------  --------------------
        Total Net Assets................  $        335,855,273   $        925,660,947
                                          =====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                                                                            BHFTII BRIGHTHOUSE/
                                                                                       BHFTII BRIGHTHOUSE/      DIMENSIONAL
                                           BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE          ARTISAN           INTERNATIONAL
                                           ASSET ALLOCATION 60   ASSET ALLOCATION 80      MID CAP VALUE        SMALL COMPANY
                                                DIVISION              DIVISION              DIVISION             DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,131,421,273  $      1,533,821,667  $        171,734,118  $          7,285,392
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         3,131,421,273         1,533,821,667           171,734,118             7,285,392
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --                     8                     5
   Due to Metropolitan Life
     Insurance Company..................                     3                     2                     5                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     3                     2                    13                     6
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      3,131,421,270  $      1,533,821,665  $        171,734,105  $          7,285,386
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,129,803,625  $      1,531,298,719  $        171,012,491  $          7,285,386
   Net assets from Contracts in payout..             1,617,645             2,522,946               721,614                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      3,131,421,270  $      1,533,821,665  $        171,734,105  $          7,285,386
                                          ====================  ====================  ====================  ====================



                                                                 BHFTII BRIGHTHOUSE/
                                                                     WELLINGTON              BHFTII
                                          BHFTII BRIGHTHOUSE/        CORE EQUITY            FRONTIER               BHFTII
                                          WELLINGTON BALANCED       OPPORTUNITIES        MID CAP GROWTH        JENNISON GROWTH
                                               DIVISION               DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        521,756,855  $        471,467,581  $        422,776,435  $        185,385,859
   Due from Metropolitan Life
     Insurance Company..................                    45                    --                     6                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           521,756,900           471,467,581           422,776,441           185,385,859
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     2                     9                     4                     6
   Due to Metropolitan Life
     Insurance Company..................                    --                    14                    --                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     2                    23                     4                    11
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        521,756,898  $        471,467,558  $        422,776,437  $        185,385,848
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        513,860,340  $        469,163,451  $        421,784,553  $        185,023,380
   Net assets from Contracts in payout..             7,896,558             2,304,107               991,884               362,468
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        521,756,898  $        471,467,558  $        422,776,437  $        185,385,848
                                          ====================  ====================  ====================  ====================




                                                 BHFTII                BHFTII
                                              LOOMIS SAYLES         LOOMIS SAYLES
                                             SMALL CAP CORE       SMALL CAP GROWTH
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        144,075,687  $         54,202,428
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           144,075,687            54,202,428
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                     5
   Due to Metropolitan Life
     Insurance Company..................                    32                     4
                                          --------------------  --------------------
        Total Liabilities...............                    38                     9
                                          --------------------  --------------------

NET ASSETS..............................  $        144,075,649  $         54,202,419
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        143,176,289  $         54,147,911
   Net assets from Contracts in payout..               899,360                54,508
                                          --------------------  --------------------
        Total Net Assets................  $        144,075,649  $         54,202,419
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                             BHFTII METLIFE         BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE
                                          AGGREGATE BOND INDEX    MID CAP STOCK INDEX   MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                                DIVISION               DIVISION              DIVISION              DIVISION
                                          ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $        974,062,168   $        453,810,250  $        424,811,679  $        297,512,817
   Due from Metropolitan Life
     Insurance Company..................                    --                      7                    --                    22
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Assets....................           974,062,168            453,810,257           424,811,679           297,512,839
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     3                      6                     5                     9
   Due to Metropolitan Life
     Insurance Company..................                    18                     --                     4                    --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                    21                      6                     9                     9
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $        974,062,147   $        453,810,251  $        424,811,670  $        297,512,830
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        971,492,121   $        452,990,558  $        424,293,975  $        297,118,925
   Net assets from Contracts in payout..             2,570,026                819,693               517,695               393,905
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $        974,062,147   $        453,810,251  $        424,811,670  $        297,512,830
                                          =====================  ====================  ====================  =====================


                                                                                                                   BHFTII
                                             BHFTII METLIFE         BHFTII MFS(R)                             NEUBERGER BERMAN
                                               STOCK INDEX          TOTAL RETURN       BHFTII MFS(R) VALUE         GENESIS
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      2,669,705,770  $        117,516,288  $        598,234,097  $        255,498,599
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     5                     6
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         2,669,705,770           117,516,288           598,234,102           255,498,605
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     3                     8                     6
   Due to Metropolitan Life
     Insurance Company..................                    42                    70                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    47                    73                     8                     6
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      2,669,705,723  $        117,516,215  $        598,234,094  $        255,498,599
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,634,491,971  $        115,909,946  $        592,693,784  $        254,738,812
   Net assets from Contracts in payout..            35,213,752             1,606,269             5,540,310               759,787
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      2,669,705,723  $        117,516,215  $        598,234,094  $        255,498,599
                                          ====================  ====================  ====================  ====================


                                                 BHFTII                BHFTII
                                              T. ROWE PRICE         T. ROWE PRICE
                                            LARGE CAP GROWTH      SMALL CAP GROWTH
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        539,361,971  $        388,577,929
   Due from Metropolitan Life
     Insurance Company..................                    11                     7
                                          --------------------  --------------------
        Total Assets....................           539,361,982           388,577,936
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     5
   Due to Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                     5                     5
                                          --------------------  --------------------

NET ASSETS..............................  $        539,361,977  $        388,577,931
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        529,461,033  $        388,101,373
   Net assets from Contracts in payout..             9,900,944               476,558
                                          --------------------  --------------------
        Total Net Assets................  $        539,361,977  $        388,577,931
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                   BHFTII WESTERN
                                                 BHFTII           ASSET MANAGEMENT       BHFTII WESTERN
                                             VAN ECK GLOBAL        STRATEGIC BOND       ASSET MANAGEMENT           BLACKROCK
                                            NATURAL RESOURCES       OPPORTUNITIES        U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.
                                                DIVISION              DIVISION              DIVISION               DIVISION
                                          --------------------  --------------------  --------------------  ----------------------
ASSETS:
   Investments at fair value............  $         24,101,863  $        422,543,764  $        137,000,889   $              88,249
   Due from Metropolitan Life
     Insurance Company..................                    --                     6                    --                      --
                                          --------------------  --------------------  --------------------  ----------------------
        Total Assets....................            24,101,863           422,543,770           137,000,889                  88,249
                                          --------------------  --------------------  --------------------  ----------------------
LIABILITIES:
   Accrued fees.........................                     3                     8                     7                       1
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                     1                      --
                                          --------------------  --------------------  --------------------  ----------------------
        Total Liabilities...............                     4                     8                     8                       1
                                          --------------------  --------------------  --------------------  ----------------------

NET ASSETS..............................  $         24,101,859  $        422,543,762  $        137,000,881   $              88,248
                                          ====================  ====================  ====================  ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         24,101,859  $        421,006,905  $        136,768,202   $              88,248
   Net assets from Contracts in payout..                    --             1,536,857               232,679                      --
                                          --------------------  --------------------  --------------------  ----------------------
        Total Net Assets................  $         24,101,859  $        422,543,762  $        137,000,881   $              88,248
                                          ====================  ====================  ====================  ======================




                                               CALVERT VP            CALVERT VP            DELAWARE VIP          FIDELITY(R) VIP
                                              SRI BALANCED           SRI MID CAP          SMALL CAP VALUE          CONTRAFUND
                                                DIVISION              DIVISION               DIVISION               DIVISION
                                          --------------------  ---------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $         44,653,284  $           7,168,515  $               7,334  $            603,131
   Due from Metropolitan Life
     Insurance Company..................                    --                     --                     --                     1
                                          --------------------  ---------------------  ---------------------  --------------------
        Total Assets....................            44,653,284              7,168,515                  7,334               603,132
                                          --------------------  ---------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     --                     --                     1
   Due to Metropolitan Life
     Insurance Company..................                    --                      1                      1                    --
                                          --------------------  ---------------------  ---------------------  --------------------
        Total Liabilities...............                     1                      1                      1                     1
                                          --------------------  ---------------------  ---------------------  --------------------

NET ASSETS..............................  $         44,653,283  $           7,168,514  $               7,333  $            603,131
                                          ====================  =====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         44,653,283  $           7,168,514  $               7,333  $            603,131
   Net assets from Contracts in payout..                    --                     --                     --                    --
                                          --------------------  ---------------------  ---------------------  --------------------
        Total Net Assets................  $         44,653,283  $           7,168,514  $               7,333  $            603,131
                                          ====================  =====================  =====================  ====================




                                             FIDELITY(R) VIP        FIDELITY(R) VIP
                                              EQUITY-INCOME          FREEDOM 2020
                                                DIVISION               DIVISION
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         63,735,710  $           1,037,993
   Due from Metropolitan Life
     Insurance Company..................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................            63,735,710              1,037,993
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     2                      1
   Due to Metropolitan Life
     Insurance Company..................                     1                      1
                                          --------------------  ---------------------
        Total Liabilities...............                     3                      2
                                          --------------------  ---------------------

NET ASSETS..............................  $         63,735,707  $           1,037,991
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         62,825,788  $           1,037,991
   Net assets from Contracts in payout..               909,919                     --
                                          --------------------  ---------------------
        Total Net Assets................  $         63,735,707  $           1,037,991
                                          ====================  =====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                             FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                              FREEDOM 2025          FREEDOM 2030          FREEDOM 2035          FREEDOM 2040
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,132,048  $          2,953,025  $            105,595  $            498,780
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             1,132,048             2,953,025               105,595               498,780
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                     1                     2                     1
   Due to Metropolitan Life
     Insurance Company..................                     3                     2                     2                     2
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     3                     3                     4                     3
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          1,132,045  $          2,953,022  $            105,591  $            498,777
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,132,045  $          2,953,022  $            105,591  $            498,777
   Net assets from Contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          1,132,045  $          2,953,022  $            105,591  $            498,777
                                          ====================  ====================  ====================  ====================



                                             FIDELITY(R) VIP         FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP
                                              FREEDOM 2045            FREEDOM 2050         FUNDSMANAGER 50%       FUNDSMANAGER 60%
                                                DIVISION                DIVISION               DIVISION               DIVISION
                                          ---------------------  ---------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $             124,902  $             362,111  $         258,652,350  $         229,662,249
   Due from Metropolitan Life
     Insurance Company..................                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Assets....................                124,902                362,111            258,652,350            229,662,249
                                          ---------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     --                     --                     --                     --
   Due to Metropolitan Life
     Insurance Company..................                      2                      2                     --                      1
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities...............                      2                      2                     --                      1
                                          ---------------------  ---------------------  ---------------------  ---------------------

NET ASSETS..............................  $             124,900  $             362,109  $         258,652,350  $         229,662,248
                                          =====================  =====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             124,900  $             362,109  $         258,652,350  $         229,662,248
   Net assets from Contracts in payout..                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Net Assets................  $             124,900  $             362,109  $         258,652,350  $         229,662,248
                                          =====================  =====================  =====================  =====================


                                              FIDELITY(R) VIP
                                             GOVERNMENT MONEY
                                                  MARKET         FIDELITY(R) VIP GROWTH
                                                 DIVISION               DIVISION
                                          ---------------------  ----------------------
ASSETS:
   Investments at fair value............  $           5,355,641  $          87,558,491
   Due from Metropolitan Life
     Insurance Company..................                     --                     --
                                          ---------------------  ----------------------
        Total Assets....................              5,355,641             87,558,491
                                          ---------------------  ----------------------
LIABILITIES:
   Accrued fees.........................                     --                     --
   Due to Metropolitan Life
     Insurance Company..................                     --                      1
                                          ---------------------  ----------------------
        Total Liabilities...............                     --                      1
                                          ---------------------  ----------------------

NET ASSETS..............................  $           5,355,641  $          87,558,490
                                          =====================  ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           5,355,641  $          87,558,490
   Net assets from Contracts in payout..                     --                     --
                                          ---------------------  ----------------------
        Total Net Assets................  $           5,355,641  $          87,558,490
                                          =====================  ======================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                             FIDELITY(R) VIP                            FTVIPT TEMPLETON
                                            INVESTMENT GRADE       FIDELITY(R) VIP         DEVELOPING         FTVIPT TEMPLETON
                                                  BOND                 MID CAP             MARKETS VIP           FOREIGN VIP
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          8,809,328  $            418,140  $            135,271  $                610
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             8,809,328               418,140               135,271                   610
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --                    --                     1
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          8,809,328  $            418,140  $            135,271  $                609
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          8,809,328  $            418,140  $            135,271  $                609
   Net assets from Contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          8,809,328  $            418,140  $            135,271  $                609
                                          ====================  ====================  ====================  ====================


                                                                                             LMPVET                LMPVET
                                              IVY VIP ASSET        JANUS HENDERSON    CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                STRATEGY             ENTERPRISE           APPRECIATION        DIVIDEND STRATEGY
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              2,018  $            105,151  $             42,700  $             64,392
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                 2,018               105,151                42,700                64,392
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     1                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              2,017  $            105,150  $             42,700  $             64,392
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              2,017  $            105,150  $             42,700  $             64,392
   Net assets from Contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              2,017  $            105,150  $             42,700  $             64,392
                                          ====================  ====================  ====================  ====================


                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            LARGE CAP GROWTH      SMALL CAP GROWTH
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $            489,482  $             15,048
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................               489,482                15,048
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     1
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                     1                     2
                                          --------------------  --------------------

NET ASSETS..............................  $            489,481  $             15,046
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            489,481  $             15,046
   Net assets from Contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $            489,481  $             15,046
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018


                                                                                        OPPENHEIMER GLOBAL          PIMCO VIT
                                             LMPVIT WESTERN      MORGAN STANLEY VIF     MULTI-ALTERNATIVES   COMMODITYREALRETURN(R)
                                             ASSET CORE PLUS    GLOBAL INFRASTRUCTURE         FUND/VA               STRATEGY
                                                DIVISION              DIVISION               DIVISION               DIVISION
                                          --------------------  ---------------------  --------------------  ----------------------
ASSETS:
   Investments at fair value............  $             83,068  $             62,114   $             14,988   $             35,712
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     --                     --
                                          --------------------  ---------------------  --------------------  ----------------------
        Total Assets....................                83,068                62,114                 14,988                 35,712
                                          --------------------  ---------------------  --------------------  ----------------------
LIABILITIES:
   Accrued fees.........................                    --                    --                     --                      3
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                     --                     --
                                          --------------------  ---------------------  --------------------  ----------------------
        Total Liabilities...............                    --                    --                     --                      3
                                          --------------------  ---------------------  --------------------  ----------------------

NET ASSETS..............................  $             83,068  $             62,114   $             14,988   $             35,709
                                          ====================  =====================  ====================  ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             83,068  $             62,114   $             14,988   $             35,709
   Net assets from Contracts in payout..                    --                    --                     --                     --
                                          --------------------  ---------------------  --------------------  ----------------------
        Total Net Assets................  $             83,068  $             62,114   $             14,988   $             35,709
                                          ====================  =====================  ====================  ======================

                                                                      PIMCO VIT         TAP 1919 VARIABLE
                                                PIMCO VIT         EMERGING MARKETS     SOCIALLY RESPONSIVE
                                              DYNAMIC BOND              BOND                BALANCED
                                                DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             85,044  $             62,181  $             26,671
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     1
                                          --------------------  --------------------  --------------------
        Total Assets....................                85,044                62,181                26,672
                                          --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     1                     1
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                    --
                                          --------------------  --------------------  --------------------
        Total Liabilities...............                     2                     1                     1
                                          --------------------  --------------------  --------------------

NET ASSETS..............................  $             85,042  $             62,180  $             26,671
                                          ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             85,042  $             62,180  $             26,671
   Net assets from Contracts in payout..                    --                    --                    --
                                          --------------------  --------------------  --------------------
        Total Net Assets................  $             85,042  $             62,180  $             26,671
                                          ====================  ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                             AMERICAN FUNDS(R)
                                                 AMERICAN FUNDS(R)     AMERICAN FUNDS(R)       GLOBAL SMALL
                                                       BOND              GLOBAL GROWTH        CAPITALIZATION
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,897,998  $              1,946  $            380,269
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,038,340                 2,600             5,912,751
      Administrative charges.................               175,329                   324               929,516
                                               --------------------  --------------------  --------------------
         Total expenses......................             1,213,669                 2,924             6,842,267
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               684,329                 (978)           (6,461,998)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               115,391                21,488            21,448,293
      Realized gains (losses) on sale of
         investments.........................             (910,035)                20,696            11,944,018
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             (794,644)                42,184            33,392,311
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (1,887,366)              (65,677)          (77,795,335)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (2,682,010)              (23,493)          (44,403,024)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (1,997,681)  $           (24,471)  $       (50,865,022)
                                               ====================  ====================  ====================



                                                AMERICAN FUNDS(R)      AMERICAN FUNDS(R)     BHFTI AB GLOBAL
                                                     GROWTH              GROWTH-INCOME     DYNAMIC ALLOCATION
                                                    DIVISION               DIVISION             DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          4,427,211  $         11,044,694  $         25,059,637
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            13,203,843            10,281,794            15,005,102
      Administrative charges.................             1,919,073             1,559,815             3,796,658
                                               --------------------  --------------------  --------------------
         Total expenses......................            15,122,916            11,841,609            18,801,760
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......          (10,695,705)             (796,915)             6,257,877
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............           105,999,586            56,417,446             6,078,823
      Realized gains (losses) on sale of
         investments.........................            44,143,407            31,254,710            29,065,753
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......           150,142,993            87,672,156            35,144,576
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................         (143,530,513)         (103,808,158)         (164,320,962)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             6,612,480          (16,136,002)         (129,176,386)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (4,083,225)  $       (16,932,917)  $      (122,918,509)
                                               ====================  ====================  ====================

                                                   BHFTI ALLIANZ
                                                 GLOBAL INVESTORS       BHFTI AMERICAN        BHFTI AMERICAN
                                                DYNAMIC MULTI-ASSET    FUNDS(R) BALANCED      FUNDS(R) GROWTH
                                                       PLUS               ALLOCATION            ALLOCATION
                                                   DIVISION (a)            DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,610,216  $         12,731,814  $          5,608,871
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               259,275             8,782,762             4,757,494
      Administrative charges.................                64,831             2,118,208             1,103,904
                                               --------------------  --------------------  --------------------
         Total expenses......................               324,106            10,900,970             5,861,398
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             1,286,110             1,830,844             (252,527)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             3,951,737            46,348,270            26,839,412
      Realized gains (losses) on sale of
         investments.........................             1,852,431            11,789,111             9,030,816
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             5,804,168            58,137,381            35,870,228
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (9,038,924)         (103,970,096)          (65,152,673)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (3,234,756)          (45,832,715)          (29,282,445)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (1,948,646)  $       (44,001,871)  $       (29,534,972)
                                               ====================  ====================  ====================



                                                  BHFTI AMERICAN
                                                  FUNDS(R) GROWTH
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,481,450
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             3,901,711
      Administrative charges.................               946,937
                                               --------------------
         Total expenses......................             4,848,648
                                               --------------------
           Net investment income (loss)......           (3,367,198)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            53,080,051
      Realized gains (losses) on sale of
         investments.........................            15,832,959
                                               --------------------
           Net realized gains (losses).......            68,913,010
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................          (65,213,137)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             3,699,873
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            332,675
                                               ====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                  BHFTI AMERICAN                              BHFTI BLACKROCK
                                                 FUNDS(R) MODERATE    BHFTI AQR GLOBAL        GLOBAL TACTICAL
                                                    ALLOCATION          RISK BALANCED           STRATEGIES
                                                     DIVISION             DIVISION               DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         15,195,384  $          4,349,308  $         26,903,010
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             8,982,108            11,303,512            18,825,556
      Administrative charges.................             2,162,176             2,851,197             4,757,100
                                               --------------------  --------------------  --------------------
         Total expenses......................            11,144,284            14,154,709            23,582,656
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             4,051,100           (9,805,401)             3,320,354
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            42,409,200           105,253,250           134,693,215
      Realized gains (losses) on sale of
         investments.........................             8,592,650          (32,965,523)             5,058,214
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            51,001,850            72,287,727           139,751,429
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (93,170,445)         (147,999,159)         (298,288,753)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................          (42,168,595)          (75,711,432)         (158,537,324)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $       (38,117,495)  $       (85,516,833)  $      (155,216,970)
                                               ====================  ====================  ====================


                                                  BHFTI BLACKROCK      BHFTI BRIGHTHOUSE    BHFTI BRIGHTHOUSE
                                                    HIGH YIELD       ASSET ALLOCATION 100     BALANCED PLUS
                                                     DIVISION              DIVISION             DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             20,351  $          2,694,056  $         61,254,948
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 4,405             2,426,769            36,739,082
      Administrative charges.................                   898               570,478             9,235,220
                                               --------------------  --------------------  --------------------
         Total expenses......................                 5,303             2,997,247            45,974,302
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                15,048             (303,191)            15,280,646
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --             8,660,608           314,712,923
      Realized gains (losses) on sale of
         investments.........................                   300             4,057,224            15,505,128
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                   300            12,717,832           330,218,051
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              (31,733)          (37,541,071)         (656,965,469)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (31,433)          (24,823,239)         (326,747,418)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           (16,385)  $       (25,126,430)  $      (311,466,772)
                                               ====================  ====================  ====================

                                                                      BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/
                                                 BHFTI BRIGHTHOUSE     ABERDEEN EMERGING          ARTISAN
                                                  SMALL CAP VALUE       MARKETS EQUITY         INTERNATIONAL
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            195,036  $          1,368,929  $                 28
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               171,822               531,226                    24
      Administrative charges.................                46,940               132,236                     4
                                               --------------------  --------------------  --------------------
         Total expenses......................               218,762               663,462                    28
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......              (23,726)               705,467                    --
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             1,025,620                    --                    --
      Realized gains (losses) on sale of
         investments.........................               264,126               632,886                   108
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             1,289,746               632,886                   108
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (4,153,340)           (9,802,919)                 (357)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (2,863,594)           (9,170,033)                 (249)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (2,887,320)  $        (8,464,566)  $              (249)
                                               ====================  ====================  ====================

                                                BHFTI BRIGHTHOUSE/
                                                    EATON VANCE
                                                   FLOATING RATE
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,051,573
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               346,539
      Administrative charges.................                74,923
                                               --------------------
         Total expenses......................               421,462
                                               --------------------
           Net investment income (loss)......               630,111
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................              (19,836)
                                               --------------------
           Net realized gains (losses).......              (19,836)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             (971,344)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             (991,180)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          (361,069)
                                               ====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                BHFTI BRIGHTHOUSE/                          BHFTI BRIGHTHOUSE/
                                                     FRANKLIN         BHFTI BRIGHTHOUSE/        WELLINGTON
                                                   LOW DURATION            TEMPLETON             LARGE CAP
                                                   TOTAL RETURN       INTERNATIONAL BOND         RESEARCH
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,420,455  $                 --  $          7,467,739
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               827,961                69,528             7,197,359
      Administrative charges.................               190,567                17,241               290,895
                                               --------------------  --------------------  --------------------
         Total expenses......................             1,018,528                86,769             7,488,254
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               401,927              (86,769)              (20,515)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --            85,964,366
      Realized gains (losses) on sale of
         investments.........................             (592,907)             (186,380)            23,996,409
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             (592,907)             (186,380)           109,960,775
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (483,201)               259,364         (156,055,251)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (1,076,108)                72,984          (46,094,476)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          (674,181)  $           (13,785)  $       (46,114,991)
                                               ====================  ====================  ====================

                                                                                              BHFTI FIDELITY
                                                                                            INSTITUTIONAL ASSET
                                                   BHFTI CLARION       BHFTI CLEARBRIDGE       MANAGEMENT(R)
                                                GLOBAL REAL ESTATE     AGGRESSIVE GROWTH     GOVERNMENT INCOME
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         11,799,896  $          3,309,331  $         11,679,894
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,082,790             5,671,040             4,260,489
      Administrative charges.................               419,328             1,184,547             1,053,525
                                               --------------------  --------------------  --------------------
         Total expenses......................             2,502,118             6,855,587             5,314,014
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             9,297,778           (3,546,256)             6,365,880
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --            25,545,886                    --
      Realized gains (losses) on sale of
         investments.........................           (2,633,527)            32,834,205           (3,867,446)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......           (2,633,527)            58,380,091           (3,867,446)
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (26,591,436)          (89,558,096)           (9,374,429)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................          (29,224,963)          (31,178,005)          (13,241,875)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $       (19,927,185)  $       (34,724,261)  $        (6,875,995)
                                               ====================  ====================  ====================


                                                   BHFTI HARRIS          BHFTI INVESCO
                                                      OAKMARK            BALANCED-RISK         BHFTI INVESCO
                                                   INTERNATIONAL          ALLOCATION             COMSTOCK
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          8,531,171  $          6,075,923  $                390
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,160,072             5,218,524                   555
      Administrative charges.................             1,072,465             1,302,228                   131
                                               --------------------  --------------------  --------------------
         Total expenses......................             6,232,537             6,520,752                   686
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             2,298,634             (444,829)                 (296)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            20,509,801            40,780,773                 4,671
      Realized gains (losses) on sale of
         investments.........................             4,359,615           (4,624,062)                   148
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            24,869,416            36,156,711                 4,819
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................         (158,849,111)          (75,432,041)              (12,421)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................         (133,979,695)          (39,275,330)               (7,602)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $      (131,681,061)  $       (39,720,159)  $            (7,898)
                                               ====================  ====================  ====================



                                                   BHFTI INVESCO
                                                 SMALL CAP GROWTH
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               607,350
      Administrative charges.................               117,314
                                               --------------------
         Total expenses......................               724,664
                                               --------------------
           Net investment income (loss)......             (724,664)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             7,579,319
      Realized gains (losses) on sale of
         investments.........................               206,731
                                               --------------------
           Net realized gains (losses).......             7,786,050
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................          (12,142,503)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (4,356,453)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (5,081,117)
                                               ====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                            BHFTI
                                                 BHFTI JPMORGAN        JPMORGAN GLOBAL       BHFTI JPMORGAN      BHFTI LOOMIS SAYLES
                                                    CORE BOND         ACTIVE ALLOCATION      SMALL CAP VALUE       GLOBAL MARKETS
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,443,287  $         13,907,309  $            242,643  $          2,154,031
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               956,906             8,582,780               230,002             1,207,782
      Administrative charges................               224,967             2,158,309                56,493               266,548
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,181,873            10,741,089               286,495             1,474,330
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             1,261,414             3,166,220              (43,852)               679,701
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            46,725,615             1,331,671             7,418,735
      Realized gains (losses) on sale of
        investments.........................             (836,959)             3,686,566               688,041             5,483,249
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             (836,959)            50,412,181             2,019,712            12,901,984
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,837,782)         (126,399,614)           (4,894,564)          (20,116,179)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (2,674,741)          (75,987,433)           (2,874,852)           (7,214,195)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (1,413,327)  $       (72,821,213)  $        (2,918,704)  $        (6,534,494)
                                              ====================  ====================  ====================  ====================

                                                  BHFTI METLIFE         BHFTI MFS(R)              BHFTI
                                                   MULTI-INDEX            RESEARCH           MORGAN STANLEY       BHFTI OPPENHEIMER
                                                  TARGETED RISK         INTERNATIONAL        MID CAP GROWTH         GLOBAL EQUITY
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         15,900,693  $          3,746,048  $                 --  $          2,981,521
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             9,072,983             1,911,169             4,403,639             2,978,210
      Administrative charges................             2,289,134               370,200               244,699               400,760
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            11,362,117             2,281,369             4,648,338             3,378,970
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             4,538,576             1,464,679           (4,648,338)             (397,449)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            58,839,570                    --            68,606,666            25,485,282
      Realized gains (losses) on sale of
        investments.........................             5,337,209             2,813,023            24,757,574            11,842,013
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            64,176,779             2,813,023            93,364,240            37,327,295
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (145,430,446)          (31,784,610)          (56,133,261)          (73,719,904)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (81,253,667)          (28,971,587)            37,230,979          (36,392,609)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (76,715,091)  $       (27,506,908)  $         32,582,641  $       (36,790,058)
                                              ====================  ====================  ====================  ====================

                                                      BHFTI                 BHFTI
                                                 PANAGORA GLOBAL       PIMCO INFLATION
                                                DIVERSIFIED RISK       PROTECTED BOND
                                                    DIVISION              DIVISION
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $         6,296,408
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               862,456            4,043,561
      Administrative charges................               215,435              923,567
                                              --------------------  -------------------
        Total expenses......................             1,077,891            4,967,128
                                              --------------------  -------------------
           Net investment income (loss).....           (1,077,891)            1,329,280
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             6,381,941                   --
      Realized gains (losses) on sale of
        investments.........................               146,917          (9,388,897)
                                              --------------------  -------------------
           Net realized gains (losses)......             6,528,858          (9,388,897)
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................          (13,167,717)          (6,574,439)
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (6,638,859)         (15,963,336)
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (7,716,750)  $      (14,634,056)
                                              ====================  ===================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                                        BHFTI
                                                   BHFTI PIMCO         BHFTI SCHRODERS       BHFTI SCHRODERS         SSGA GROWTH
                                                  TOTAL RETURN       GLOBAL MULTI-ASSET   GLOBAL MULTI-ASSET II    AND INCOME ETF
                                                    DIVISION              DIVISION            DIVISION (a)            DIVISION
                                              --------------------  --------------------  ---------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         11,680,938  $         12,723,835  $         6,969,912    $        18,559,516
                                              --------------------  --------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             8,724,629             7,641,230            1,326,061              7,983,562
      Administrative charges................             1,911,204             1,923,936              332,989              1,981,266
                                              --------------------  --------------------  ---------------------  -------------------
        Total expenses......................            10,635,833             9,565,166            1,659,050              9,964,828
                                              --------------------  --------------------  ---------------------  -------------------
           Net investment income (loss).....             1,045,105             3,158,669            5,310,862              8,594,688
                                              --------------------  --------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            42,752,085           54,403,161             35,417,526
      Realized gains (losses) on sale of
        investments.........................           (8,796,586)             3,151,953         (17,749,212)             12,012,881
                                              --------------------  --------------------  ---------------------  -------------------
           Net realized gains (losses)......           (8,796,586)            45,904,038           36,653,949             47,430,407
                                              --------------------  --------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           (6,466,381)         (128,644,774)         (59,788,846)          (113,441,953)
                                              --------------------  --------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (15,262,967)          (82,740,736)         (23,134,897)           (66,011,546)
                                              --------------------  --------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (14,217,862)  $       (79,582,067)  $      (17,824,035)    $      (57,416,858)
                                              ====================  ====================  =====================  ===================


                                                      BHFTI         BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE     BHFTI TCW CORE
                                                 SSGA GROWTH ETF      LARGE CAP VALUE       MID CAP GROWTH         FIXED INCOME
                                                    DIVISION             DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,980,722  $             9,284   $                --  $              5,782
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,490,155                5,018             5,229,632                 2,759
      Administrative charges................               351,656                  973             1,030,405                   417
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................             1,841,811                5,991             6,260,037                 3,176
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....             1,138,911                3,293           (6,260,037)                 2,606
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             8,398,459               49,647            69,699,811                    --
      Realized gains (losses) on sale of
        investments.........................             2,117,700              (1,687)             9,790,001                 (511)
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......            10,516,159               47,960            79,489,812                 (511)
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (25,633,736)             (98,805)          (85,021,781)               (5,232)
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (15,117,577)             (50,845)           (5,531,969)               (5,743)
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (13,978,666)  $          (47,552)   $      (11,792,006)  $            (3,137)
                                              ====================  ====================  ===================  ====================

                                                  BHFTI VICTORY          BHFTI WELLS
                                                    SYCAMORE         CAPITAL MANAGEMENT
                                                  MID CAP VALUE         MID CAP VALUE
                                                    DIVISION              DIVISION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,522,800  $              3,263
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             4,285,344                 3,647
      Administrative charges................               699,444                   752
                                              --------------------  --------------------
        Total expenses......................             4,984,788                 4,399
                                              --------------------  --------------------
           Net investment income (loss).....           (2,461,988)               (1,136)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            69,887,009                29,154
      Realized gains (losses) on sale of
        investments.........................             4,916,726                 (995)
                                              --------------------  --------------------
           Net realized gains (losses)......            74,803,735                28,159
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (112,705,634)              (76,605)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (37,901,899)              (48,446)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (40,363,887)  $           (49,582)
                                              ====================  ====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                      BHFTII
                                                  BAILLIE GIFFORD      BHFTII BLACKROCK      BHFTII BLACKROCK
                                                INTERNATIONAL STOCK       BOND INCOME      CAPITAL APPRECIATION
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,364,914  $         13,823,630  $              19,540
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,460,817             4,585,925              2,026,933
      Administrative charges.................               151,975               807,665                464,094
                                               --------------------  --------------------  ---------------------
         Total expenses......................             1,612,792             5,393,590              2,491,027
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             (247,878)             8,430,040            (2,471,487)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --             26,458,870
      Realized gains (losses) on sale of
         investments.........................             2,678,723           (3,300,348)             12,429,188
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......             2,678,723           (3,300,348)             38,888,058
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................          (26,191,316)          (13,666,818)           (32,921,031)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................          (23,512,593)          (16,967,166)              5,967,027
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $       (23,760,471)  $        (8,537,126)  $           3,495,540
                                               ====================  ====================  =====================


                                                 BHFTII BLACKROCK
                                                    ULTRA-SHORT       BHFTII BRIGHTHOUSE     BHFTII BRIGHTHOUSE
                                                     TERM BOND        ASSET ALLOCATION 20    ASSET ALLOCATION 40
                                                     DIVISION              DIVISION               DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            404,209  $           8,139,991  $         21,319,732
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               550,873              3,893,818            10,980,373
      Administrative charges.................               131,429                879,382             2,533,703
                                               --------------------  ---------------------  --------------------
         Total expenses......................               682,302              4,773,200            13,514,076
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             (278,093)              3,366,791             7,805,656
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 3,050              4,763,575            32,035,971
      Realized gains (losses) on sale of
         investments.........................               165,594            (1,966,005)             7,493,466
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......               168,644              2,797,570            39,529,437
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               241,176           (20,365,598)         (104,154,220)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               409,820           (17,568,028)          (64,624,783)
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            131,727  $        (14,201,237)  $       (56,819,127)
                                               ====================  =====================  ====================


                                                                                             BHFTII BRIGHTHOUSE/
                                                BHFTII BRIGHTHOUSE     BHFTII BRIGHTHOUSE          ARTISAN
                                                ASSET ALLOCATION 60    ASSET ALLOCATION 80      MID CAP VALUE
                                                     DIVISION               DIVISION              DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         60,332,513  $          24,241,432  $          1,022,663
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            37,235,380             18,637,160             2,288,231
      Administrative charges.................             8,728,513              4,203,624               357,691
                                               --------------------  ---------------------  --------------------
         Total expenses......................            45,963,893             22,840,784             2,645,922
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......            14,368,620              1,400,648           (1,623,259)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............           139,444,021             81,339,127            11,433,260
      Realized gains (losses) on sale of
         investments.........................            61,238,566             44,640,730             4,133,217
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......           200,682,587            125,979,857            15,566,477
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................         (462,497,546)          (282,546,629)          (42,659,193)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................         (261,814,959)          (156,566,772)          (27,092,716)
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $      (247,446,339)  $       (155,166,124)  $       (28,715,975)
                                               ====================  =====================  ====================

                                                BHFTII BRIGHTHOUSE/
                                                    DIMENSIONAL
                                                   INTERNATIONAL
                                                   SMALL COMPANY
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $            224,290
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                91,329
      Administrative charges.................                22,211
                                               --------------------
         Total expenses......................               113,540
                                               --------------------
           Net investment income (loss)......               110,750
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               631,312
      Realized gains (losses) on sale of
         investments.........................                11,158
                                               --------------------
           Net realized gains (losses).......               642,470
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................           (2,740,019)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           (2,097,549)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (1,986,799)
                                               ====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                     BHFTII BRIGHTHOUSE/
                                                                         WELLINGTON              BHFTII
                                               BHFTII BRIGHTHOUSE/       CORE EQUITY            FRONTIER               BHFTII
                                               WELLINGTON BALANCED      OPPORTUNITIES        MID CAP GROWTH        JENNISON GROWTH
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         10,123,096  $          8,544,974  $                 --  $            357,743
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             7,196,435             5,657,783             5,912,045             2,256,482
      Administrative charges................               206,355             1,145,195               214,752               428,183
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             7,402,790             6,802,978             6,126,797             2,684,665
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             2,720,306             1,741,996           (6,126,797)           (2,326,922)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            44,058,872            29,218,459            55,190,660            31,762,526
      Realized gains (losses) on sale of
        investments.........................             8,648,197             7,929,869            17,565,872             8,123,213
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            52,707,069            37,148,328            72,756,532            39,885,739
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (82,402,849)          (43,246,876)          (95,558,241)          (38,210,053)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (29,695,780)           (6,098,548)          (22,801,709)             1,675,686
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (26,975,474)  $        (4,356,552)  $       (28,928,506)  $          (651,236)
                                              ====================  ====================  ====================  ====================


                                                     BHFTII                BHFTII
                                                  LOOMIS SAYLES         LOOMIS SAYLES        BHFTII METLIFE        BHFTII METLIFE
                                                 SMALL CAP CORE       SMALL CAP GROWTH    AGGREGATE BOND INDEX   MID CAP STOCK INDEX
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             10,636  $                 --  $         30,232,637  $          5,990,932
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,856,891               648,743            11,117,180             5,848,163
      Administrative charges................               361,009                98,823             2,286,514             1,004,479
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             2,217,900               747,566            13,403,694             6,852,642
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           (2,207,264)             (747,566)            16,828,943             (861,710)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            18,719,075             8,153,720                    --            45,749,833
      Realized gains (losses) on sale of
        investments.........................             4,310,058             1,906,742           (7,777,871)            20,172,325
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            23,029,133            10,060,462           (7,777,871)            65,922,158
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (40,023,872)          (10,074,579)          (29,059,862)         (127,738,599)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (16,994,739)              (14,117)          (36,837,733)          (61,816,441)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (19,202,003)  $          (761,683)  $       (20,008,790)  $       (62,678,151)
                                              ====================  ====================  ====================  ====================



                                                 BHFTII METLIFE        BHFTII METLIFE
                                               MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                                    DIVISION              DIVISION
                                              --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................  $         13,870,863  $          3,539,501
                                              --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             5,194,074             3,910,582
      Administrative charges................               971,045               604,639
                                              --------------------  ---------------------
        Total expenses......................             6,165,119             4,515,221
                                              --------------------  ---------------------
           Net investment income (loss).....             7,705,744             (975,720)
                                              --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            24,768,365
      Realized gains (losses) on sale of
        investments.........................             7,834,520            17,391,398
                                              --------------------  ---------------------
           Net realized gains (losses)......             7,834,520            42,159,763
                                              --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................          (91,215,920)          (79,691,483)
                                              --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (83,381,400)          (37,531,720)
                                              --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (75,675,656)  $       (38,507,440)
                                              ====================  =====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018




                                                BHFTII METLIFE        BHFTII MFS(R)                                 BHFTII
                                                  STOCK INDEX         TOTAL RETURN       BHFTII MFS(R) VALUE    MFS(R) VALUE II
                                                   DIVISION             DIVISION              DIVISION           DIVISION (a)
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $        52,787,977  $         2,913,144  $          9,380,098  $          6,973,423
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................           34,680,590            1,376,234             6,824,376               842,231
      Administrative charges................            3,741,683              261,210             1,234,524               180,071
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................           38,422,273            1,637,444             8,058,900             1,022,302
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....           14,365,704            1,275,700             1,321,198             5,951,121
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........          175,963,031            8,310,102            45,179,567            64,459,752
      Realized gains (losses) on sale of
        investments.........................          159,402,430            2,627,471             4,099,761          (90,349,599)
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......          335,365,461           10,937,573            49,279,328          (25,889,847)
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................        (502,073,849)         (21,195,730)         (119,754,398)            11,408,552
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................        (166,708,388)         (10,258,157)          (70,475,070)          (14,481,295)
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $     (152,342,684)  $       (8,982,457)  $       (69,153,872)  $        (8,530,174)
                                              ===================  ===================  ====================  ====================


                                                     BHFTII                BHFTII                BHFTII                BHFTII
                                                NEUBERGER BERMAN        T. ROWE PRICE         T. ROWE PRICE        VAN ECK GLOBAL
                                                     GENESIS          LARGE CAP GROWTH      SMALL CAP GROWTH      NATURAL RESOURCES
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            685,109  $          1,676,195  $            246,630  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             3,390,326             6,671,252             5,117,506               315,557
      Administrative charges................               431,998             1,105,944               646,726                79,491
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             3,822,324             7,777,196             5,764,232               395,048
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           (3,137,215)           (6,101,001)           (5,517,602)             (395,048)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            37,383,306           112,132,999            39,470,791                    --
      Realized gains (losses) on sale of
        investments.........................            12,514,947            18,514,457            18,147,485             (761,463)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            49,898,253           130,647,456            57,618,276             (761,463)
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (67,400,301)         (133,824,761)          (82,396,321)           (8,618,297)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (17,502,048)           (3,177,305)          (24,778,045)           (9,379,760)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (20,639,263)  $        (9,278,306)  $       (30,295,647)  $        (9,774,808)
                                              ====================  ====================  ====================  ====================

                                                  BHFTII WESTERN
                                                 ASSET MANAGEMENT      BHFTII WESTERN
                                                  STRATEGIC BOND      ASSET MANAGEMENT
                                                   OPPORTUNITIES       U.S. GOVERNMENT
                                                     DIVISION             DIVISION
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         24,687,387  $         3,138,354
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             5,036,684            1,564,485
      Administrative charges................               986,114              325,739
                                              --------------------  -------------------
        Total expenses......................             6,022,798            1,890,224
                                              --------------------  -------------------
           Net investment income (loss).....            18,664,589            1,248,130
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                   --
      Realized gains (losses) on sale of
        investments.........................             1,364,969          (1,552,551)
                                              --------------------  -------------------
           Net realized gains (losses)......             1,364,969          (1,552,551)
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................          (45,377,042)            (754,838)
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (44,012,073)          (2,307,389)
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (25,347,484)  $       (1,059,259)
                                              ====================  ===================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                    BLACKROCK             CALVERT VP              CALVERT VP
                                             GLOBAL ALLOCATION V.I.      SRI BALANCED             SRI MID CAP
                                                    DIVISION               DIVISION                DIVISION
                                             ----------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $                 827   $             868,500  $              43,714
                                             ----------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  1,191                 545,862                 79,924
      Administrative charges...............                    252                  38,412                     --
                                             ----------------------  ---------------------  ---------------------
         Total expenses....................                  1,443                 584,274                 79,924
                                             ----------------------  ---------------------  ---------------------
           Net investment income (loss)....                  (616)                 284,226               (36,210)
                                             ----------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  4,184               4,494,379                819,422
      Realized gains (losses) on sale of
         investments.......................                (1,488)                 839,022                141,903
                                             ----------------------  ---------------------  ---------------------
           Net realized gains (losses).....                  2,696               5,333,401                961,325
                                             ----------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................               (12,549)             (7,323,486)            (1,285,025)
                                             ----------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                (9,853)             (1,990,085)              (323,700)
                                             ----------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (10,469)   $         (1,705,859)  $           (359,910)
                                             ======================  =====================  =====================

                                                 DELAWARE VIP          FIDELITY(R) VIP        FIDELITY(R) VIP
                                                SMALL CAP VALUE          CONTRAFUND            EQUITY-INCOME
                                                   DIVISION               DIVISION               DIVISION
                                             ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $                  71  $               3,157  $           1,616,553
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                     93                  6,253                700,036
      Administrative charges...............                     11                    765                 51,496
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                    104                  7,018                751,532
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                   (33)                (3,861)                865,021
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    603                 70,904              3,471,431
      Realized gains (losses) on sale of
         investments.......................                  1,941                 20,327                370,408
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                  2,544                 91,231              3,841,839
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                (4,457)              (129,154)           (11,245,135)
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                (1,913)               (37,923)            (7,403,296)
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $             (1,946)  $            (41,784)  $         (6,538,275)
                                             =====================  =====================  =====================

                                                 FIDELITY(R) VIP         FIDELITY(R) VIP        FIDELITY(R) VIP
                                                  FREEDOM 2020            FREEDOM 2025           FREEDOM 2030
                                                    DIVISION                DIVISION               DIVISION
                                             ----------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $               14,122  $              13,126  $              36,868
                                             ----------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                   9,259                  8,164                 24,946
      Administrative charges...............                   1,098                    842                  3,070
                                             ----------------------  ---------------------  ---------------------
         Total expenses....................                  10,357                  9,006                 28,016
                                             ----------------------  ---------------------  ---------------------
           Net investment income (loss)....                   3,765                  4,120                  8,852
                                             ----------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  39,596                 16,848                 78,103
      Realized gains (losses) on sale of
         investments.......................                  25,253                 10,761                  6,705
                                             ----------------------  ---------------------  ---------------------
           Net realized gains (losses).....                  64,849                 27,609                 84,808
                                             ----------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................               (144,778)              (116,316)              (378,077)
                                             ----------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                (79,929)               (88,707)              (293,269)
                                             ----------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $             (76,164)  $            (84,587)  $           (284,417)
                                             ======================  =====================  =====================

                                                FIDELITY(R) VIP
                                                 FREEDOM 2035
                                                 DIVISION (b)
                                             ---------------------
INVESTMENT INCOME:
      Dividends............................  $               1,093
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                    417
      Administrative charges...............                     --
                                             ---------------------
         Total expenses....................                    417
                                             ---------------------
           Net investment income (loss)....                    676
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    422
      Realized gains (losses) on sale of
         investments.......................                  1,254
                                             ---------------------
           Net realized gains (losses).....                  1,676
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................               (12,427)
                                             ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................               (10,751)
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (10,075)
                                             =====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018




                                                FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP
                                                 FREEDOM 2040           FREEDOM 2045           FREEDOM 2050
                                                   DIVISION             DIVISION (b)             DIVISION
                                             ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               5,115  $               1,255  $              3,656
                                             ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  4,318                    328                 2,538
      Administrative charges...............                    524                     --                   273
                                             ---------------------  ---------------------  --------------------
         Total expenses....................                  4,842                    328                 2,811
                                             ---------------------  ---------------------  --------------------
           Net investment income (loss)....                    273                    927                   845
                                             ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 11,363                    482                 7,287
      Realized gains (losses) on sale of
         investments.......................                  9,689                    357               (7,378)
                                             ---------------------  ---------------------  --------------------
           Net realized gains (losses).....                 21,052                    839                  (91)
                                             ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................               (78,959)               (15,977)              (50,380)
                                             ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................               (57,907)               (15,138)              (50,471)
                                             ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (57,634)  $            (14,211)  $           (49,626)
                                             =====================  =====================  ====================


                                                                                             FIDELITY(R) VIP
                                                FIDELITY(R) VIP       FIDELITY(R) VIP       GOVERNMENT MONEY
                                               FUNDSMANAGER 50%      FUNDSMANAGER 60%            MARKET
                                                   DIVISION              DIVISION               DIVISION
                                             --------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $          3,992,199  $           3,129,769  $              88,071
                                             --------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................             5,815,442              5,223,826                 51,122
      Administrative charges...............                    --                     --                     --
                                             --------------------  ---------------------  ---------------------
         Total expenses....................             5,815,442              5,223,826                 51,122
                                             --------------------  ---------------------  ---------------------
           Net investment income (loss)....           (1,823,243)            (2,094,057)                 36,949
                                             --------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            22,810,532             32,014,536                     --
      Realized gains (losses) on sale of
         investments.......................             2,690,054              4,236,187                     --
                                             --------------------  ---------------------  ---------------------
           Net realized gains (losses).....            25,500,586             36,250,723                     --
                                             --------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................          (43,710,159)           (55,081,469)                     --
                                             --------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................          (18,209,573)           (18,830,746)                     --
                                             --------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $       (20,032,816)  $        (20,924,803)  $              36,949
                                             ====================  =====================  =====================


                                                                        FIDELITY(R) VIP
                                                                       INVESTMENT GRADE        FIDELITY(R) VIP
                                             FIDELITY(R) VIP GROWTH          BOND                  MID CAP
                                                    DIVISION               DIVISION               DIVISION
                                             ----------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................   $            241,662   $            225,729  $               2,237
                                             ----------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                961,889                 89,427                  4,983
      Administrative charges...............                     --                     --                    622
                                             ----------------------  --------------------  ---------------------
         Total expenses....................                961,889                 89,427                  5,605
                                             ----------------------  --------------------  ---------------------
           Net investment income (loss)....              (720,227)                136,302                (3,368)
                                             ----------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             14,110,184                 60,006                 58,304
      Realized gains (losses) on sale of
         investments.......................              4,663,825               (50,541)                 26,038
                                             ----------------------  --------------------  ---------------------
           Net realized gains (losses).....             18,774,009                  9,465                 84,342
                                             ----------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................           (18,154,623)              (301,382)              (150,743)
                                             ----------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                619,386              (291,917)               (66,401)
                                             ----------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........   $          (100,841)   $          (155,615)  $            (69,769)
                                             ======================  ====================  =====================


                                                FTVIPT TEMPLETON
                                                   DEVELOPING
                                                   MARKETS VIP
                                                    DIVISION
                                             ---------------------
INVESTMENT INCOME:
      Dividends............................  $               1,212
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  1,165
      Administrative charges...............                    144
                                             ---------------------
         Total expenses....................                  1,309
                                             ---------------------
           Net investment income (loss)....                   (97)
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                     --
      Realized gains (losses) on sale of
         investments.......................                  2,258
                                             ---------------------
           Net realized gains (losses).....                  2,258
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................               (27,683)
                                             ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................               (25,425)
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (25,522)
                                             =====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018




                                                 FTVIPT TEMPLETON        IVY VIP ASSET        JANUS HENDERSON
                                                    FOREIGN VIP            STRATEGY             ENTERPRISE
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 19  $                 41  $                123
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                     4                    24                   996
      Administrative charges.................                    --                     4                   123
                                               --------------------  --------------------  --------------------
         Total expenses......................                     4                    28                 1,119
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                    15                    13                 (996)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    90                 5,677
      Realized gains (losses) on sale of
         investments.........................                    --                  (47)                 9,013
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                    --                    43                14,690
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 (131)                 (183)              (13,731)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                 (131)                 (140)                   959
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              (116)  $              (127)  $               (37)
                                               ====================  ====================  ====================


                                                      LMPVET                LMPVET                LMPVET
                                               CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                   APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                587  $              1,087  $              1,551
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                   381                   560                 4,152
      Administrative charges.................                    47                    69                   513
                                               --------------------  --------------------  --------------------
         Total expenses......................                   428                   629                 4,665
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                   159                   458               (3,114)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 1,981                 4,236                14,589
      Realized gains (losses) on sale of
         investments.........................                   888                   700                18,349
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                 2,869                 4,936                32,938
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               (4,002)               (9,239)              (36,755)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               (1,133)               (4,303)               (3,817)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              (974)  $            (3,845)  $            (6,931)
                                               ====================  ====================  ====================


                                                      LMPVET
                                               CLEARBRIDGE VARIABLE      LMPVIT WESTERN      MORGAN STANLEY VIF
                                                 SMALL CAP GROWTH        ASSET CORE PLUS    GLOBAL INFRASTRUCTURE
                                                     DIVISION               DIVISION              DIVISION
                                               --------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --  $               3,101  $              1,901
                                               --------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                   196                    731                   769
      Administrative charges.................                    23                     90                   172
                                               --------------------  ---------------------  ---------------------
         Total expenses......................                   219                    821                   941
                                               --------------------  ---------------------  ---------------------
           Net investment income (loss)......                 (219)                  2,280                   960
                                               --------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 1,900                     --                 2,586
      Realized gains (losses) on sale of
         investments.........................                 5,394                  (912)               (1,805)
                                               --------------------  ---------------------  ---------------------
           Net realized gains (losses).......                 7,294                  (912)                   781
                                               --------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................               (3,935)                (4,458)               (8,527)
                                               --------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                 3,359                (5,370)               (7,746)
                                               --------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              3,140  $             (3,090)  $            (6,786)
                                               ====================  =====================  =====================


                                                OPPENHEIMER GLOBAL
                                                MULTI-ALTERNATIVES
                                                      FUND/VA
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 26
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                   162
      Administrative charges.................                    37
                                               --------------------
         Total expenses......................                   199
                                               --------------------
           Net investment income (loss)......                 (173)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................                   (1)
                                               --------------------
           Net realized gains (losses).......                   (1)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................                 (537)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                 (538)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              (711)
                                               ====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     PIMCO VIT                                  PIMCO VIT         TAP 1919 VARIABLE
                                              COMMODITYREALRETURN(R)        PIMCO VIT       EMERGING MARKETS     SOCIALLY RESPONSIVE
                                                     STRATEGY             DYNAMIC BOND            BOND                BALANCED
                                                     DIVISION               DIVISION            DIVISION              DIVISION
                                              ----------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................   $                824   $             3,100  $             2,523  $                280
                                              ----------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                    512                 1,449                  726                   204
      Administrative charges................                    107                   322                  162                    25
                                              ----------------------  -------------------  -------------------  --------------------
        Total expenses......................                    619                 1,771                  888                   229
                                              ----------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....                    205                 1,329                1,635                    51
                                              ----------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                     --                   144                   --                 2,262
      Realized gains (losses) on sale of
        investments.........................                  (994)                 1,629                (181)                    54
                                              ----------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......                  (994)                 1,773                (181)                 2,316
                                              ----------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                (5,871)               (4,192)              (5,833)               (3,047)
                                              ----------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                (6,865)               (2,419)              (6,014)                 (731)
                                              ----------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $            (6,660)   $           (1,090)  $           (4,379)  $              (680)
                                              ======================  ===================  ===================  ====================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                           AMERICAN FUNDS(R) BOND            AMERICAN FUNDS(R) GLOBAL GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                           2018               2017               2018               2017
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         684,329  $         384,952  $           (978)  $         (1,589)
   Net realized gains (losses).....          (794,644)          1,121,667             42,184             41,446
   Change in unrealized gains
     (losses) on investments.......        (1,887,366)            470,463           (65,677)             81,565
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,997,681)          1,977,082           (24,471)            121,422
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,166,816          1,996,059              5,012             50,854
   Net transfers (including fixed
     account)......................          1,066,392          3,944,388              (698)           (15,899)
   Contract charges................          (409,504)          (431,156)                 --                 --
   Transfers for Contract benefits
     and terminations..............       (13,706,662)       (11,068,529)          (102,027)          (335,503)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (11,882,958)        (5,559,238)           (97,713)          (300,548)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (13,880,639)        (3,582,156)          (122,184)          (179,126)
NET ASSETS:
   Beginning of year...............         88,742,232         92,324,388            373,749            552,875
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      74,861,593  $      88,742,232  $         251,565  $         373,749
                                     =================  =================  =================  =================

                                       AMERICAN FUNDS(R) GLOBAL SMALL
                                               CAPITALIZATION                   AMERICAN FUNDS(R) GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                           2018               2017               2018               2017
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (6,461,998)  $     (4,894,692)  $    (10,695,705)  $     (9,536,324)
   Net realized gains (losses).....         33,392,311          5,710,371        150,142,993        131,300,788
   Change in unrealized gains
     (losses) on investments.......       (77,795,335)        104,016,189      (143,530,513)        120,057,167
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (50,865,022)        104,831,868        (4,083,225)        241,821,631
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          6,574,096          9,244,131         15,156,666         19,867,658
   Net transfers (including fixed
     account)......................        (2,410,656)       (16,771,071)       (33,846,579)       (30,326,526)
   Contract charges................        (1,959,053)        (2,106,440)        (2,894,768)        (2,902,347)
   Transfers for Contract benefits
     and terminations..............       (61,562,503)       (52,583,670)      (134,437,276)      (120,135,425)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (59,358,116)       (62,217,050)      (156,021,957)      (133,496,640)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (110,223,138)         42,614,818      (160,105,182)        108,324,991
NET ASSETS:
   Beginning of year...............        501,546,451        458,931,633      1,071,645,690        963,320,699
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     391,323,313  $     501,546,451  $     911,540,508  $   1,071,645,690
                                     =================  =================  =================  =================

                                                                                    BHFTI AB GLOBAL
                                       AMERICAN FUNDS(R) GROWTH-INCOME            DYNAMIC ALLOCATION
                                                  DIVISION                             DIVISION
                                     ----------------------------------  -----------------------------------
                                           2018              2017               2018              2017
                                     ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (796,915)  $      (639,685)   $      6,257,877  $      3,923,264
   Net realized gains (losses).....        87,672,156        76,155,145         35,144,576        22,066,851
   Change in unrealized gains
     (losses) on investments.......     (103,808,158)        79,975,984      (164,320,962)       161,039,666
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (16,932,917)       155,491,444      (122,918,509)       187,029,781
                                     ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         9,457,065        13,204,987          1,104,256         3,110,336
   Net transfers (including fixed
     account)......................      (17,194,299)      (18,279,377)       (37,099,844)      (31,331,679)
   Contract charges................       (2,898,679)       (3,039,925)       (21,697,420)      (22,286,388)
   Transfers for Contract benefits
     and terminations..............     (113,503,013)     (100,026,191)      (126,992,973)      (96,085,886)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......     (124,138,926)     (108,140,506)      (184,685,981)     (146,593,617)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets..............     (141,071,843)        47,350,938      (307,604,490)        40,436,164
NET ASSETS:
   Beginning of year...............       845,856,636       798,505,698      1,634,691,183     1,594,255,019
                                     ----------------  ----------------   ----------------  ----------------
   End of year.....................  $    704,784,793  $    845,856,636   $  1,327,086,693  $  1,634,691,183
                                     ================  ================   ================  ================

                                             BHFTI ALLIANZ GLOBAL
                                      INVESTORS DYNAMIC MULTI-ASSET PLUS
                                                   DIVISION
                                     ------------------------------------
                                          2018 (a)             2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,286,110  $         204,576
   Net realized gains (losses).....          5,804,168            468,055
   Change in unrealized gains
     (losses) on investments.......        (9,038,924)          9,444,691
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,948,646)         10,117,322
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........              2,476            629,475
   Net transfers (including fixed
     account)......................       (76,033,739)           (39,705)
   Contract charges................          (287,144)        (1,016,610)
   Transfers for Contract benefits
     and terminations..............        (1,454,519)        (4,432,644)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (77,772,926)        (4,859,484)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (79,721,572)          5,257,838
NET ASSETS:
   Beginning of year...............         79,721,572         74,463,734
                                     -----------------  -----------------
   End of year.....................  $              --  $      79,721,572
                                     =================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           BHFTI AMERICAN FUNDS(R)              BHFTI AMERICAN FUNDS(R)
                                             BALANCED ALLOCATION                   GROWTH ALLOCATION
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                           2018               2017               2018              2017
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,830,844  $       2,161,272  $       (252,527)  $        (81,007)
   Net realized gains (losses).....        58,137,381         52,476,769         35,870,228         34,102,973
   Change in unrealized gains
     (losses) on investments.......     (103,970,096)         73,356,473       (65,152,673)         48,200,536
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (44,001,871)        127,994,514       (29,534,972)         82,222,502
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         5,037,351         11,422,860          7,476,966          8,610,277
   Net transfers (including fixed
     account)......................        21,511,092         25,042,409          5,634,249         11,413,137
   Contract charges................       (8,455,751)        (8,727,976)        (3,844,852)        (3,885,811)
   Transfers for Contract benefits
     and terminations..............     (120,419,294)       (90,792,139)       (56,118,263)       (42,157,439)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......     (102,326,602)       (63,054,846)       (46,851,900)       (26,019,836)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............     (146,328,473)         64,939,668       (76,386,872)         56,202,666
NET ASSETS:
   Beginning of year...............       919,484,643        854,544,975        479,556,343        423,353,677
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $    773,156,170  $     919,484,643  $     403,169,471  $     479,556,343
                                     ================  =================  =================  =================

                                                                               BHFTI AMERICAN FUNDS(R)
                                       BHFTI AMERICAN FUNDS(R) GROWTH            MODERATE ALLOCATION
                                                  DIVISION                            DIVISION
                                     ----------------------------------  ------------------------------------
                                           2018              2017               2018               2017
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (3,367,198)  $    (3,437,400)  $       4,051,100  $       4,927,153
   Net realized gains (losses).....        68,913,010        52,237,401         51,001,850         49,154,748
   Change in unrealized gains
     (losses) on investments.......      (65,213,137)        42,426,288       (93,170,445)         50,457,040
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           332,675        91,226,289       (38,117,495)        104,538,941
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         1,045,691         3,129,754          5,992,456         10,177,061
   Net transfers (including fixed
     account)......................      (20,365,695)      (25,716,039)        (8,153,286)          3,134,194
   Contract charges................       (2,966,803)       (3,188,196)        (8,770,526)        (9,339,391)
   Transfers for Contract benefits
     and terminations..............      (58,768,471)      (41,399,596)      (117,877,180)      (102,656,211)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (81,055,278)      (67,174,077)      (128,808,536)       (98,684,347)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (80,722,603)        24,052,212      (166,926,031)          5,854,594
NET ASSETS:
   Beginning of year...............       395,973,373       371,921,161        949,575,557        943,720,963
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $    315,250,770  $    395,973,373  $     782,649,526  $     949,575,557
                                     ================  ================  =================  =================

                                                                                BHFTI BLACKROCK GLOBAL
                                       BHFTI AQR GLOBAL RISK BALANCED             TACTICAL STRATEGIES
                                                  DIVISION                             DIVISION
                                     ----------------------------------  ------------------------------------
                                           2018              2017               2018               2017
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (9,805,401)  $      5,830,934  $       3,320,354  $    (11,320,298)
   Net realized gains (losses).....        72,287,727        35,678,250        139,751,429         31,778,610
   Change in unrealized gains
     (losses) on investments.......     (147,999,159)        59,097,981      (298,288,753)        206,006,523
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (85,516,833)       100,607,165      (155,216,970)        226,464,835
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........           924,209         2,112,964          1,063,251          4,650,432
   Net transfers (including fixed
     account)......................      (36,716,431)      (37,092,178)       (27,458,179)       (41,699,688)
   Contract charges................      (16,999,078)      (17,688,004)       (27,322,232)       (27,693,575)
   Transfers for Contract benefits
     and terminations..............      (92,301,744)      (78,640,645)      (159,665,680)      (121,604,856)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......     (145,093,044)     (131,307,863)      (213,382,840)      (186,347,687)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............     (230,609,877)      (30,700,698)      (368,599,810)         40,117,148
NET ASSETS:
   Beginning of year...............     1,234,346,275     1,265,046,973      2,029,561,004      1,989,443,856
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $  1,003,736,398  $  1,234,346,275  $   1,660,961,194  $   2,029,561,004
                                     ================  ================  =================  =================


                                         BHFTI BLACKROCK HIGH YIELD
                                                  DIVISION
                                     -----------------------------------
                                           2018               2017
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          15,048  $         16,280
   Net realized gains (losses).....                300             2,486
   Change in unrealized gains
     (losses) on investments.......           (31,733)             5,249
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (16,385)            24,015
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........             20,770            30,972
   Net transfers (including fixed
     account)......................           (16,731)            95,204
   Contract charges................               (52)              (83)
   Transfers for Contract benefits
     and terminations..............           (11,547)          (67,535)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            (7,560)            58,558
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............           (23,945)            82,573
NET ASSETS:
   Beginning of year...............            413,602           331,029
                                     -----------------  ----------------
   End of year.....................  $         389,657  $        413,602
                                     =================  ================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                BHFTI BRIGHTHOUSE                           BHFTI
                                              ASSET ALLOCATION 100                BRIGHTHOUSE BALANCED PLUS
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (303,191)  $         232,600  $      15,280,646  $      11,522,465
   Net realized gains (losses)......         12,717,832         15,310,143        330,218,051        201,475,134
   Change in unrealized gains
     (losses) on investments........       (37,541,071)         30,087,720      (656,965,469)        363,045,503
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (25,126,430)         45,630,463      (311,466,772)        576,043,102
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          8,274,923          9,231,079          2,193,312         12,656,717
   Net transfers (including fixed
     account).......................        (2,697,266)        (1,120,771)        117,588,779         89,765,898
   Contract charges.................          (496,671)          (497,424)       (50,332,938)       (48,907,654)
   Transfers for Contract benefits
     and terminations...............       (24,091,363)       (23,297,723)      (319,087,701)      (236,195,782)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (19,010,377)       (15,684,839)      (249,638,548)      (182,680,821)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (44,136,807)         29,945,624      (561,105,320)        393,362,281
NET ASSETS:
   Beginning of year................        248,628,040        218,682,416      3,869,437,236      3,476,074,955
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     204,491,233  $     248,628,040  $   3,308,331,916  $   3,869,437,236
                                      =================  =================  =================  =================

                                                      BHFTI                      BHFTI BRIGHTHOUSE/ABERDEEN
                                           BRIGHTHOUSE SMALL CAP VALUE             EMERGING MARKETS EQUITY
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -----------------------------------
                                             2018               2017               2018              2017
                                      -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (23,726)  $        (47,693)  $         705,467  $       (91,671)
   Net realized gains (losses)......          1,289,746            866,719            632,886           674,283
   Change in unrealized gains
     (losses) on investments........        (4,153,340)          1,074,488        (9,802,919)        12,750,253
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (2,887,320)          1,893,514        (8,464,566)        13,332,865
                                      -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            746,033            934,909            132,442           448,813
   Net transfers (including fixed
     account).......................          (525,857)            (5,314)          4,713,483         (923,938)
   Contract charges.................           (38,794)           (39,495)          (441,570)         (487,852)
   Transfers for Contract benefits
     and terminations...............        (1,704,395)        (1,719,493)        (6,810,285)       (5,467,540)
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (1,523,013)          (829,393)        (2,405,930)       (6,430,517)
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............        (4,410,333)          1,064,121       (10,870,496)         6,902,348
NET ASSETS:
   Beginning of year................         19,791,285         18,727,164         58,423,937        51,521,589
                                      -----------------  -----------------  -----------------  ----------------
   End of year......................  $      15,380,952  $      19,791,285  $      47,553,441  $     58,423,937
                                      =================  =================  =================  ================

                                            BHFTI BRIGHTHOUSE/ARTISAN             BHFTI BRIGHTHOUSE/EATON
                                                  INTERNATIONAL                     VANCE FLOATING RATE
                                                    DIVISION                             DIVISION
                                      ------------------------------------  -----------------------------------
                                             2018              2017               2018              2017
                                       ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....   $             --  $             (4)  $        630,111  $         688,302
   Net realized gains (losses)......                108               (25)          (19,836)           (10,409)
   Change in unrealized gains
     (losses) on investments........              (357)                731         (971,344)           (41,125)
                                       ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              (249)                702         (361,069)            636,768
                                       ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........                 --                 --            70,727            204,827
   Net transfers (including fixed
     account).......................                149              (276)         4,351,742          5,154,344
   Contract charges.................                 --                 --          (82,039)           (79,844)
   Transfers for Contract benefits
     and terminations...............              (704)              (263)       (4,337,423)        (2,767,183)
                                       ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......              (555)              (539)             3,007          2,512,144
                                       ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............              (804)                163         (358,062)          3,148,912
NET ASSETS:
   Beginning of year................              2,810              2,647        29,625,659         26,476,747
                                       ----------------  -----------------  ----------------  -----------------
   End of year......................   $          2,006  $           2,810  $     29,267,597  $      29,625,659
                                       ================  =================  ================  =================

                                          BHFTI BRIGHTHOUSE/FRANKLIN
                                           LOW DURATION TOTAL RETURN
                                                   DIVISION
                                      ------------------------------------
                                            2018               2017
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         401,927  $         141,681
   Net realized gains (losses)......          (592,907)          (303,532)
   Change in unrealized gains
     (losses) on investments........          (483,201)            210,867
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (674,181)             49,016
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            445,950            815,703
   Net transfers (including fixed
     account).......................          3,797,220         12,563,661
   Contract charges.................          (622,147)          (644,029)
   Transfers for Contract benefits
     and terminations...............       (11,344,205)       (10,845,648)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (7,723,182)          1,889,687
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (8,397,363)          1,938,703
NET ASSETS:
   Beginning of year................         83,966,094         82,027,391
                                      -----------------  -----------------
   End of year......................  $      75,568,731  $      83,966,094
                                      =================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           BHFTI BRIGHTHOUSE/TEMPLETON          BHFTI BRIGHTHOUSE/WELLINGTON
                                               INTERNATIONAL BOND                    LARGE CAP RESEARCH
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (86,769)  $        (95,182)  $        (20,515)  $         401,986
   Net realized gains (losses)......          (186,380)          (105,608)        109,960,775         50,417,197
   Change in unrealized gains
     (losses) on investments........            259,364            118,596      (156,055,251)         89,214,450
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (13,785)           (82,194)       (46,114,991)        140,033,633
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........              9,016             50,180          5,990,125          7,747,770
   Net transfers (including fixed
     account).......................          (190,192)            456,036       (11,628,578)       (14,456,561)
   Contract charges.................           (79,974)           (86,627)          (675,562)          (719,905)
   Transfers for Contract benefits
     and terminations...............        (1,009,793)          (678,345)       (75,636,334)       (72,009,635)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (1,270,943)          (258,756)       (81,950,349)       (79,438,331)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,284,728)          (340,950)      (128,065,340)         60,595,302
NET ASSETS:
   Beginning of year................          7,449,814          7,790,764        764,291,187        703,695,885
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       6,165,086  $       7,449,814  $     636,225,847  $     764,291,187
                                      =================  =================  =================  =================

                                                      BHFTI                           BHFTI CLEARBRIDGE
                                           CLARION GLOBAL REAL ESTATE                 AGGRESSIVE GROWTH
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       9,297,778  $       4,855,176  $     (3,546,256)  $     (2,894,403)
   Net realized gains (losses)......        (2,633,527)        (1,356,724)         58,380,091         21,644,586
   Change in unrealized gains
     (losses) on investments........       (26,591,436)         16,141,560       (89,558,096)         71,712,587
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (19,927,185)         19,640,012       (34,724,261)         90,462,770
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          3,127,240          4,750,240          7,211,782         10,572,734
   Net transfers (including fixed
     account).......................        (2,861,283)        (1,232,426)       (26,737,375)       (19,034,767)
   Contract charges.................          (850,985)          (931,391)        (3,288,938)        (3,562,761)
   Transfers for Contract benefits
     and terminations...............       (25,714,082)       (23,958,730)       (73,417,981)       (59,675,536)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (26,299,110)       (21,372,307)       (96,232,512)       (71,700,330)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (46,226,295)        (1,732,295)      (130,956,773)         18,762,440
NET ASSETS:
   Beginning of year................        218,280,039        220,012,334        575,606,365        556,843,925
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     172,053,744  $     218,280,039  $     444,649,592  $     575,606,365
                                      =================  =================  =================  =================

                                       BHFTI FIDELITY INSTITUTIONAL ASSET           BHFTI HARRIS OAKMARK
                                         MANAGEMENT(R) GOVERNMENT INCOME                INTERNATIONAL
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       6,365,880  $       4,514,174  $       2,298,634  $       2,118,352
   Net realized gains (losses)......        (3,867,446)        (1,575,732)         24,869,416          6,011,613
   Change in unrealized gains
     (losses) on investments........        (9,374,429)          3,534,060      (158,849,111)        126,507,000
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (6,875,995)          6,472,502      (131,681,061)        134,636,965
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            315,071          1,183,495          8,249,242         10,782,211
   Net transfers (including fixed
     account).......................        (1,378,118)       (12,263,866)         34,312,542       (23,898,999)
   Contract charges.................        (6,519,654)        (6,955,636)        (2,570,197)        (2,848,104)
   Transfers for Contract benefits
     and terminations...............       (47,354,212)       (41,648,791)       (64,091,347)       (58,716,931)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (54,936,913)       (59,684,798)       (24,099,760)       (74,681,823)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (61,812,908)       (53,212,296)      (155,780,821)         59,955,142
NET ASSETS:
   Beginning of year................        458,735,090        511,947,386        554,231,973        494,276,831
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     396,922,182  $     458,735,090  $     398,451,152  $     554,231,973
                                      =================  =================  =================  =================

                                                  BHFTI INVESCO
                                            BALANCED-RISK ALLOCATION
                                                    DIVISION
                                      -----------------------------------
                                             2018              2017
                                      -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (444,829)  $     13,789,581
   Net realized gains (losses)......         36,156,711        27,435,789
   Change in unrealized gains
     (losses) on investments........       (75,432,041)         4,350,900
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (39,720,159)        45,576,270
                                      -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            280,853         2,203,911
   Net transfers (including fixed
     account).......................        (2,960,834)        30,485,473
   Contract charges.................        (7,126,038)       (7,355,491)
   Transfers for Contract benefits
     and terminations...............       (44,166,177)      (37,271,958)
                                      -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (53,972,196)      (11,938,065)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets...............       (93,692,355)        33,638,205
NET ASSETS:
   Beginning of year................        556,009,732       522,371,527
                                      -----------------  ----------------
   End of year......................  $     462,317,377  $    556,009,732
                                      =================  ================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                         BHFTI
                                           BHFTI INVESCO COMSTOCK              INVESCO SMALL CAP GROWTH
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                            2018              2017              2018              2017
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (296)  $            699  $      (724,664)  $       (675,731)
   Net realized gains (losses).....              4,819             1,632         7,786,050          5,262,828
   Change in unrealized gains
     (losses) on investments.......           (12,421)             4,646      (12,142,503)          6,984,538
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            (7,898)             6,977       (5,081,117)         11,571,635
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                 --            11,401           855,023          1,259,381
   Net transfers (including fixed
     account)......................             15,815            23,957         2,697,918        (1,361,763)
   Contract charges................                (1)               (1)         (206,035)          (195,858)
   Transfers for Contract benefits
     and terminations..............            (6,287)           (8,784)       (7,637,544)        (5,944,306)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......              9,527            26,573       (4,290,638)        (6,242,546)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............              1,629            33,550       (9,371,755)          5,329,089
NET ASSETS:
   Beginning of year...............             47,958            14,408        56,474,486         51,145,397
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $          49,587  $         47,958  $     47,102,731  $      56,474,486
                                     =================  ================  ================  =================

                                                                                    BHFTI JPMORGAN
                                          BHFTI JPMORGAN CORE BOND             GLOBAL ACTIVE ALLOCATION
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ----------------------------------
                                           2018               2017              2018              2017
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,261,414  $       1,134,059  $      3,166,220  $     10,887,708
   Net realized gains (losses).....         (836,959)          (156,412)        50,412,181         4,939,898
   Change in unrealized gains
     (losses) on investments.......       (1,837,782)            946,145     (126,399,614)       102,421,518
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (1,413,327)          1,923,792      (72,821,213)       118,249,124
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........           203,450            781,361           364,010         3,148,203
   Net transfers (including fixed
     account)......................         1,448,618          8,851,274        78,754,749       (9,987,433)
   Contract charges................         (787,600)          (847,128)      (11,841,397)      (11,032,222)
   Transfers for Contract benefits
     and terminations..............      (13,801,682)       (12,352,615)      (67,929,776)      (50,185,977)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (12,937,214)        (3,567,108)         (652,414)      (68,057,429)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (14,350,541)        (1,643,316)      (73,473,627)        50,191,695
NET ASSETS:
   Beginning of year...............        95,678,197         97,321,513       861,680,922       811,489,227
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     81,327,656  $      95,678,197  $    788,207,295  $    861,680,922
                                     ================  =================  ================  ================

                                                    BHFTI                         BHFTI LOOMIS SAYLES
                                          JPMORGAN SMALL CAP VALUE                  GLOBAL MARKETS
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                           2018               2017               2018              2017
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (43,852)  $       (33,459)  $         679,701  $         161,236
   Net realized gains (losses).....          2,019,712         1,792,477         12,901,984          4,980,956
   Change in unrealized gains
     (losses) on investments.......        (4,894,564)       (1,290,638)       (20,116,179)         18,870,177
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (2,918,704)           468,380        (6,534,494)         24,012,369
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........             46,729           199,027            999,559          1,977,723
   Net transfers (including fixed
     account)......................          (768,700)         (198,561)        (3,131,031)        (4,030,414)
   Contract charges................          (174,137)         (185,099)          (810,469)          (881,864)
   Transfers for Contract benefits
     and terminations..............        (3,170,905)       (2,152,323)       (16,759,623)       (14,505,394)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (4,067,013)       (2,336,956)       (19,701,564)       (17,439,949)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,985,717)       (1,868,576)       (26,236,058)          6,572,420
NET ASSETS:
   Beginning of year...............         24,628,939        26,497,515        124,432,486        117,860,066
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $      17,643,222  $     24,628,939  $      98,196,428  $     124,432,486
                                     =================  ================  =================  =================

                                                BHFTI METLIFE
                                          MULTI-INDEX TARGETED RISK
                                                  DIVISION
                                     -----------------------------------
                                           2018               2017
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      4,538,576  $       2,139,776
   Net realized gains (losses).....        64,176,779         30,922,567
   Change in unrealized gains
     (losses) on investments.......     (145,430,446)         89,709,027
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (76,715,091)        122,771,370
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........           748,523          5,106,272
   Net transfers (including fixed
     account)......................        20,489,469          2,725,483
   Contract charges................      (12,407,270)       (12,176,759)
   Transfers for Contract benefits
     and terminations..............      (77,781,554)       (52,368,635)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (68,950,832)       (56,713,639)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............     (145,665,923)         66,057,731
NET ASSETS:
   Beginning of year...............       966,194,514        900,136,783
                                     ----------------  -----------------
   End of year.....................  $    820,528,591  $     966,194,514
                                     ================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                    BHFTI                        BHFTI MORGAN STANLEY
                                        MFS(R) RESEARCH INTERNATIONAL               MID CAP GROWTH
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2018               2017               2018              2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,464,679  $      1,153,813  $     (4,648,338)  $    (2,909,008)
   Net realized gains (losses).....          2,813,023         1,415,099         93,364,240        17,261,420
   Change in unrealized gains
     (losses) on investments.......       (31,784,610)        43,982,063       (56,133,261)        85,780,558
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (27,506,908)        46,550,975         32,582,641       100,132,970
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,701,008         3,813,844          5,677,315         6,647,229
   Net transfers (including fixed
     account)......................            736,469      (10,943,262)          1,298,690       (6,073,102)
   Contract charges................          (895,648)         (994,027)          (481,430)         (443,639)
   Transfers for Contract benefits
     and terminations..............       (23,354,398)      (21,425,862)       (38,693,482)      (29,996,813)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (20,812,569)      (29,549,307)       (32,198,907)      (29,866,325)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (48,319,477)        17,001,668            383,734        70,266,645
NET ASSETS:
   Beginning of year...............        202,267,389       185,265,721        339,623,699       269,357,054
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     153,947,912  $    202,267,389  $     340,007,433  $    339,623,699
                                     =================  ================  =================  ================

                                                    BHFTI                           BHFTI PANAGORA
                                          OPPENHEIMER GLOBAL EQUITY             GLOBAL DIVERSIFIED RISK
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                            2018              2017               2018              2017
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (397,449)  $      (658,217)  $     (1,077,891)  $     (1,204,233)
   Net realized gains (losses).....         37,327,295        13,988,566          6,528,858            797,418
   Change in unrealized gains
     (losses) on investments.......       (73,719,904)        65,880,609       (13,167,717)         10,637,787
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (36,790,058)        79,210,958        (7,716,750)         10,230,972
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          3,590,374         4,318,629             65,784            482,417
   Net transfers (including fixed
     account)......................          9,912,669       (9,995,622)        (8,040,968)         12,108,474
   Contract charges................        (1,070,883)       (1,103,059)        (1,179,387)        (1,254,703)
   Transfers for Contract benefits
     and terminations..............       (32,226,019)      (30,292,514)        (6,075,186)        (5,393,409)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (19,793,859)      (37,072,566)       (15,229,757)          5,942,779
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (56,583,917)        42,138,392       (22,946,507)         16,173,751
NET ASSETS:
   Beginning of year...............        282,853,081       240,714,689         95,392,815         79,219,064
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     226,269,164  $    282,853,081  $      72,446,308  $      95,392,815
                                     =================  ================  =================  =================

                                                 BHFTI PIMCO
                                          INFLATION PROTECTED BOND             BHFTI PIMCO TOTAL RETURN
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2018              2017               2018               2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,329,280  $       1,342,846  $      1,045,105  $       4,870,970
   Net realized gains (losses).....       (9,388,897)        (4,187,546)       (8,796,586)          1,942,483
   Change in unrealized gains
     (losses) on investments.......       (6,574,439)         12,261,154       (6,466,381)         22,817,382
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (14,634,056)          9,416,454      (14,217,862)         29,630,835
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         2,930,108          5,334,696         7,191,752         12,115,447
   Net transfers (including fixed
     account)......................       (3,556,735)         30,757,475       (9,430,049)         55,309,551
   Contract charges................       (3,260,729)        (3,467,644)       (6,079,401)        (6,434,877)
   Transfers for Contract benefits
     and terminations..............      (58,283,108)       (51,938,296)     (127,865,736)      (108,240,821)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (62,170,464)       (19,313,769)     (136,183,434)       (47,250,700)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (76,804,520)        (9,897,315)     (150,401,296)       (17,619,865)
NET ASSETS:
   Beginning of year...............       425,983,675        435,880,990       908,315,454        925,935,319
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    349,179,155  $     425,983,675  $    757,914,158  $     908,315,454
                                     ================  =================  ================  =================

                                                    BHFTI
                                        SCHRODERS GLOBAL MULTI-ASSET
                                                  DIVISION
                                     -----------------------------------
                                           2018               2017
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      3,158,669  $     (2,462,878)
   Net realized gains (losses).....        45,904,038         15,061,284
   Change in unrealized gains
     (losses) on investments.......     (128,644,774)         54,268,929
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (79,582,067)         66,867,335
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........           355,391          2,343,769
   Net transfers (including fixed
     account)......................       359,318,742        (1,145,660)
   Contract charges................      (10,798,092)        (7,311,990)
   Transfers for Contract benefits
     and terminations..............      (65,103,706)       (33,646,789)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       283,772,335       (39,760,670)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............       204,190,268         27,106,665
NET ASSETS:
   Beginning of year...............       564,139,933        537,033,268
                                     ----------------  -----------------
   End of year.....................  $    768,330,201  $     564,139,933
                                     ================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                  BHFTI                             BHFTI SSGA
                                     SCHRODERS GLOBAL MULTI-ASSET II           GROWTH AND INCOME ETF
                                                DIVISION                             DIVISION
                                    ----------------------------------  -----------------------------------
                                        2018 (a)            2017              2018               2017
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      5,310,862  $      (899,009)  $       8,594,688  $     10,386,039
   Net realized gains (losses)....        36,653,949         2,342,236         47,430,407        11,148,158
   Change in unrealized gains
     (losses) on investments......      (59,788,846)        54,207,140      (113,441,953)        95,975,484
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (17,824,035)        55,650,367       (57,416,858)       117,509,681
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........            57,766         2,929,464          3,284,546         7,828,489
   Net transfers (including fixed
     account).....................     (393,330,557)        16,656,320       (10,646,177)      (21,747,400)
   Contract charges...............       (1,433,298)       (5,082,009)        (8,629,191)       (9,168,108)
   Transfers for Contract benefits
     and terminations.............       (9,912,775)      (23,925,298)      (116,127,748)      (86,607,473)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       Contract transactions......     (404,618,864)       (9,421,523)      (132,118,570)     (109,694,492)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............     (422,442,899)        46,228,844      (189,535,428)         7,815,189
NET ASSETS:
   Beginning of year..............       422,442,899       376,214,055        869,542,351       861,727,162
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $             --  $    422,442,899  $     680,006,923  $    869,542,351
                                    ================  ================  =================  ================

                                                                                       BHFTI
                                          BHFTI SSGA GROWTH ETF            T. ROWE PRICE LARGE CAP VALUE
                                                DIVISION                             DIVISION
                                    ----------------------------------  -----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,138,911  $      1,290,711  $           3,293  $          4,835
   Net realized gains (losses)....        10,516,159         3,016,141             47,960            48,741
   Change in unrealized gains
     (losses) on investments......      (25,633,736)        20,976,065           (98,805)            23,850
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (13,978,666)        25,282,917           (47,552)            77,426
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         2,093,140         2,975,527              5,371            44,186
   Net transfers (including fixed
     account).....................       (1,389,726)          (60,439)          (116,206)            77,096
   Contract charges...............       (1,020,064)       (1,042,753)               (56)              (61)
   Transfers for Contract benefits
     and terminations.............      (15,329,840)      (15,165,437)           (11,057)          (61,455)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       Contract transactions......      (15,646,490)      (13,293,102)          (121,948)            59,766
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............      (29,625,156)        11,989,815          (169,500)           137,192
NET ASSETS:
   Beginning of year..............       157,056,020       145,066,205            578,718           441,526
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    127,430,864  $    157,056,020  $         409,218  $        578,718
                                    ================  ================  =================  ================

                                                   BHFTI
                                       T. ROWE PRICE MID CAP GROWTH          BHFTI TCW CORE FIXED INCOME
                                                 DIVISION                             DIVISION
                                    -----------------------------------  -----------------------------------
                                          2018              2017                2018              2017
                                    ----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (6,260,037)  $     (6,096,475)   $          2,606  $            947
   Net realized gains (losses)....        79,489,812         49,719,764              (511)             (131)
   Change in unrealized gains
     (losses) on investments......      (85,021,781)         57,760,642            (5,232)             3,477
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (11,792,006)        101,383,931            (3,137)             4,293
                                    ----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         7,979,505         10,627,642                 --             1,078
   Net transfers (including fixed
     account).....................      (10,448,692)        (2,606,563)                 --          (51,424)
   Contract charges...............       (2,211,372)        (2,256,763)                (2)               (3)
   Transfers for Contract benefits
     and terminations.............      (59,595,016)       (52,403,267)           (14,027)          (17,008)
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       Contract transactions......      (64,275,575)       (46,638,951)           (14,029)          (67,357)
                                    ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (76,067,581)         54,744,980           (17,166)          (63,064)
NET ASSETS:
   Beginning of year..............       506,160,540        451,415,560            255,408           318,472
                                    ----------------  -----------------   ----------------  ----------------
   End of year....................  $    430,092,959  $     506,160,540   $        238,242  $        255,408
                                    ================  =================   ================  ================

                                                   BHFTI
                                      VICTORY SYCAMORE MID CAP VALUE
                                                 DIVISION
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,461,988)  $    (1,066,659)
   Net realized gains (losses)....        74,803,735         5,902,965
   Change in unrealized gains
     (losses) on investments......     (112,705,634)        28,563,919
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (40,363,887)        33,400,225
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         4,599,317         7,000,693
   Net transfers (including fixed
     account).....................       (8,334,121)       (1,087,546)
   Contract charges...............       (1,432,482)       (1,535,273)
   Transfers for Contract benefits
     and terminations.............      (52,061,753)      (45,451,743)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       Contract transactions......      (57,229,039)      (41,073,869)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (97,592,926)       (7,673,644)
NET ASSETS:
   Beginning of year..............       424,806,982       432,480,626
                                    ----------------  ----------------
   End of year....................  $    327,214,056  $    424,806,982
                                    ================  ================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               BHFTI WELLS CAPITAL                         BHFTII
                                            MANAGEMENT MID CAP VALUE         BAILLIE GIFFORD INTERNATIONAL STOCK
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -------------------------------------
                                             2018              2017                2018              2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (1,136)  $           (812)  $       (247,878)  $       (157,306)
   Net realized gains (losses)......             28,159                530          2,678,723          2,005,558
   Change in unrealized gains
     (losses) on investments........           (76,605)             30,168       (26,191,316)         36,135,010
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (49,582)             29,886       (23,760,471)         37,983,262
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........                 --                138          1,438,230          1,837,132
   Net transfers (including fixed
     account).......................              4,585              4,742          3,655,824        (6,093,311)
   Contract charges.................                (8)                (9)          (367,032)          (400,844)
   Transfers for Contract benefits
     and terminations...............            (7,985)           (16,561)       (14,197,616)       (13,718,026)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......            (3,408)           (11,690)        (9,470,594)       (18,375,049)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............           (52,990)             18,196       (33,231,065)         19,608,213
NET ASSETS:
   Beginning of year................            342,503            324,307        139,877,341        120,269,128
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         289,513  $         342,503  $     106,646,276  $     139,877,341
                                      =================  =================  =================  =================

                                                    BHFTII                                BHFTII
                                             BLACKROCK BOND INCOME            BLACKROCK CAPITAL APPRECIATION
                                                   DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018              2017                2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       8,430,040  $       8,056,197  $     (2,471,487)  $     (2,251,481)
   Net realized gains (losses)......        (3,300,348)          (462,981)         38,888,058         12,764,019
   Change in unrealized gains
     (losses) on investments........       (13,666,818)          4,619,528       (32,921,031)         38,506,910
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (8,537,126)         12,212,744          3,495,540         49,019,448
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          3,664,688          6,188,153          2,155,757          2,768,885
   Net transfers (including fixed
     account).......................            102,605         23,106,602          3,832,325        (5,972,941)
   Contract charges.................        (2,240,327)        (2,388,256)        (1,025,484)        (1,037,964)
   Transfers for Contract benefits
     and terminations...............       (56,707,349)       (53,749,282)       (26,069,535)       (18,981,157)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (55,180,383)       (26,842,783)       (21,106,937)       (23,223,177)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (63,717,509)       (14,630,039)       (17,611,397)         25,796,271
NET ASSETS:
   Beginning of year................        455,410,535        470,040,574        187,945,552        162,149,281
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     391,693,026  $     455,410,535  $     170,334,155  $     187,945,552
                                      =================  =================  =================  =================

                                                    BHFTII                                BHFTII
                                        BLACKROCK ULTRA-SHORT TERM BOND       BRIGHTHOUSE ASSET ALLOCATION 20
                                                   DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018              2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (278,093)  $       (700,411)  $       3,366,791  $       3,410,307
   Net realized gains (losses)......            168,644             60,067          2,797,570          5,725,055
   Change in unrealized gains
     (losses) on investments........            241,176            266,651       (20,365,598)         14,237,838
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            131,727          (373,693)       (14,201,237)         23,373,200
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            131,922          1,841,539          2,757,238          4,050,828
   Net transfers (including fixed
     account).......................          9,861,911          3,864,447        (5,843,803)          (655,687)
   Contract charges.................          (469,633)          (489,782)        (2,850,031)        (3,028,422)
   Transfers for Contract benefits
     and terminations...............       (15,709,056)        (8,551,899)       (53,035,334)       (60,336,378)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (6,184,856)        (3,335,695)       (58,971,930)       (59,969,659)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (6,053,129)        (3,709,388)       (73,173,167)       (36,596,459)
NET ASSETS:
   Beginning of year................         56,416,026         60,125,414        409,028,440        445,624,899
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      50,362,897  $      56,416,026  $     335,855,273  $     409,028,440
                                      =================  =================  =================  =================

                                                    BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 40
                                                   DIVISION
                                      ------------------------------------
                                             2018               2017
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       7,805,656  $       8,480,498
   Net realized gains (losses)......         39,529,437         45,744,531
   Change in unrealized gains
     (losses) on investments........      (104,154,220)         51,406,697
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (56,819,127)        105,631,726
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          7,368,658         14,090,002
   Net transfers (including fixed
     account).......................       (19,336,067)       (14,808,050)
   Contract charges.................        (8,489,757)        (9,107,743)
   Transfers for Contract benefits
     and terminations...............      (152,736,750)      (151,444,181)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......      (173,193,916)      (161,269,972)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............      (230,013,043)       (55,638,246)
NET ASSETS:
   Beginning of year................      1,155,673,990      1,211,312,236
                                      -----------------  -----------------
   End of year......................  $     925,660,947  $   1,155,673,990
                                      =================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                     BHFTII                               BHFTII
                                         BRIGHTHOUSE ASSET ALLOCATION 60      BRIGHTHOUSE ASSET ALLOCATION 80
                                                    DIVISION                             DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018               2017              2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      14,368,620  $      19,072,269  $       1,400,648  $       6,027,006
   Net realized gains (losses)......        200,682,587        204,600,879        125,979,857        135,691,672
   Change in unrealized gains
     (losses) on investments........      (462,497,546)        267,993,873      (282,546,629)        165,033,962
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (247,446,339)        491,667,021      (155,166,124)        306,752,640
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........         36,739,673         57,932,423         32,023,975         43,342,542
   Net transfers (including fixed
     account).......................       (36,898,271)       (21,745,672)       (28,161,480)       (20,010,213)
   Contract charges.................       (31,832,894)       (33,935,618)       (12,178,913)       (12,702,647)
   Transfers for Contract benefits
     and terminations...............      (518,094,167)      (442,881,408)      (236,287,529)      (192,677,018)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......      (550,085,659)      (440,630,275)      (244,603,947)      (182,047,336)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............      (797,531,998)         51,036,746      (399,770,071)        124,705,304
NET ASSETS:
   Beginning of year................      3,928,953,268      3,877,916,522      1,933,591,736      1,808,886,432
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $   3,131,421,270  $   3,928,953,268  $   1,533,821,665  $   1,933,591,736
                                      =================  =================  =================  =================

                                                    BHFTII                    BHFTII BRIGHTHOUSE/DIMENSIONAL
                                       BRIGHTHOUSE/ARTISAN MID CAP VALUE        INTERNATIONAL SMALL COMPANY
                                                   DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                            2018               2017               2018                2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (1,623,259)  $     (1,518,868)  $         110,750  $          60,829
   Net realized gains (losses)......         15,566,477          3,525,345            642,470            382,702
   Change in unrealized gains
     (losses) on investments........       (42,659,193)         22,185,986        (2,740,019)          1,781,452
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (28,715,975)         24,192,463        (1,986,799)          2,224,983
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          2,656,137          4,203,421             45,448             63,299
   Net transfers (including fixed
     account).......................        (2,200,517)        (8,072,795)            832,258          (159,645)
   Contract charges.................          (569,278)          (612,038)           (51,653)           (56,558)
   Transfers for Contract benefits
     and terminations...............       (26,110,139)       (26,464,802)        (1,149,785)          (833,823)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (26,223,797)       (30,946,214)          (323,732)          (986,727)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (54,939,772)        (6,753,751)        (2,310,531)          1,238,256
NET ASSETS:
   Beginning of year................        226,673,877        233,427,628          9,595,917          8,357,661
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     171,734,105  $     226,673,877  $       7,285,386  $       9,595,917
                                      =================  =================  =================  =================

                                                     BHFTII                     BHFTII BRIGHTHOUSE/WELLINGTON
                                         BRIGHTHOUSE/WELLINGTON BALANCED          CORE EQUITY OPPORTUNITIES
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018              2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       2,720,306  $       3,805,647  $       1,741,996  $         815,139
   Net realized gains (losses)......         52,707,069         23,049,190         37,148,328         23,311,211
   Change in unrealized gains
     (losses) on investments........       (82,402,849)         50,501,388       (43,246,876)         66,394,541
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (26,975,474)         77,356,225        (4,356,552)         90,520,891
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          5,264,212          8,269,596          5,603,941          8,110,994
   Net transfers (including fixed
     account).......................        (3,101,512)        (4,147,326)       (26,814,117)       (17,483,984)
   Contract charges.................          (283,597)          (300,463)        (2,598,546)        (2,761,142)
   Transfers for Contract benefits
     and terminations...............       (63,305,703)       (58,955,901)       (71,109,914)       (62,931,863)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (61,426,600)       (55,134,094)       (94,918,636)       (75,065,995)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (88,402,074)         22,222,131       (99,275,188)         15,454,896
NET ASSETS:
   Beginning of year................        610,158,972        587,936,841        570,742,746        555,287,850
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     521,756,898  $     610,158,972  $     471,467,558  $     570,742,746
                                      =================  =================  =================  =================


                                        BHFTII FRONTIER MID CAP GROWTH
                                                   DIVISION
                                      ------------------------------------
                                            2018               2017
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (6,126,797)  $     (6,020,390)
   Net realized gains (losses)......         72,756,532         26,427,851
   Change in unrealized gains
     (losses) on investments........       (95,558,241)         82,851,733
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (28,928,506)        103,259,194
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          3,645,626          4,102,396
   Net transfers (including fixed
     account).......................        (9,513,715)        (8,115,219)
   Contract charges.................          (579,336)          (610,404)
   Transfers for Contract benefits
     and terminations...............       (50,297,421)       (45,437,009)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (56,744,846)       (50,060,236)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (85,673,352)         53,198,958
NET ASSETS:
   Beginning of year................        508,449,789        455,250,831
                                      -----------------  -----------------
   End of year......................  $     422,776,437  $     508,449,789
                                      =================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                        BHFTII
                                           BHFTII JENNISON GROWTH            LOOMIS SAYLES SMALL CAP CORE
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,326,922)  $    (2,124,364)  $     (2,207,264)  $    (2,009,459)
   Net realized gains (losses).....         39,885,739        18,197,469         23,029,133        15,896,503
   Change in unrealized gains
     (losses) on investments.......       (38,210,053)        39,899,960       (40,023,872)         9,390,051
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (651,236)        55,973,065       (19,202,003)        23,277,095
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,762,584         2,947,583          2,205,845         3,092,619
   Net transfers (including fixed
     account)......................          9,029,320           130,091        (3,382,877)       (2,092,741)
   Contract charges................        (1,090,263)       (1,072,527)          (696,424)         (730,158)
   Transfers for Contract benefits
     and terminations..............       (27,795,485)      (21,282,234)       (20,192,372)      (19,220,210)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (17,093,844)      (19,277,087)       (22,065,828)      (18,950,490)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (17,745,080)        36,695,978       (41,267,831)         4,326,605
NET ASSETS:
   Beginning of year...............        203,130,928       166,434,950        185,343,480       181,016,875
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     185,385,848  $    203,130,928  $     144,075,649  $    185,343,480
                                     =================  ================  =================  ================

                                                   BHFTII                               BHFTII
                                       LOOMIS SAYLES SMALL CAP GROWTH        METLIFE AGGREGATE BOND INDEX
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                            2018              2017              2018               2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (747,566)  $      (633,406)  $      16,828,943  $     17,047,515
   Net realized gains (losses).....         10,060,462         3,505,237        (7,777,871)         (759,983)
   Change in unrealized gains
     (losses) on investments.......       (10,074,579)         8,668,646       (29,059,862)         3,486,073
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (761,683)        11,540,477       (20,008,790)        19,773,605
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,137,141         1,269,391         14,691,224        23,503,658
   Net transfers (including fixed
     account)......................          6,237,168       (1,010,201)          (894,001)        71,464,358
   Contract charges................          (140,406)         (119,058)        (6,212,134)       (6,535,417)
   Transfers for Contract benefits
     and terminations..............        (6,836,531)       (5,506,258)      (140,143,494)     (130,286,348)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            397,372       (5,366,126)      (132,558,405)      (41,853,749)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          (364,311)         6,174,351      (152,567,195)      (22,080,144)
NET ASSETS:
   Beginning of year...............         54,566,730        48,392,379      1,126,629,342     1,148,709,486
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      54,202,419  $     54,566,730  $     974,062,147  $  1,126,629,342
                                     =================  ================  =================  ================

                                                   BHFTII                               BHFTII
                                         METLIFE MID CAP STOCK INDEX          METLIFE MSCI EAFE(R) INDEX
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (861,710)  $       (86,238)  $       7,705,744  $      6,821,892
   Net realized gains (losses).....         65,922,158        54,030,656          7,834,520         9,980,536
   Change in unrealized gains
     (losses) on investments.......      (127,738,599)        22,260,577       (91,215,920)        90,321,216
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (62,678,151)        76,204,995       (75,675,656)       107,123,644
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         10,396,487        13,688,175         10,122,934        14,028,712
   Net transfers (including fixed
     account)......................        (5,711,041)       (5,386,844)         25,633,067      (31,020,811)
   Contract charges................        (1,934,011)       (2,050,956)        (2,016,659)       (2,198,948)
   Transfers for Contract benefits
     and terminations..............       (66,449,981)      (59,933,134)       (57,988,176)      (52,600,370)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (63,698,546)      (53,682,759)       (24,248,834)      (71,791,417)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (126,376,697)        22,522,236       (99,924,490)        35,332,227
NET ASSETS:
   Beginning of year...............        580,186,948       557,664,712        524,736,160       489,403,933
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     453,810,251  $    580,186,948  $     424,811,670  $    524,736,160
                                     =================  ================  =================  ================

                                                   BHFTII
                                        METLIFE RUSSELL 2000(R) INDEX
                                                  DIVISION
                                     -----------------------------------
                                            2018              2017
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (975,720)  $      (514,893)
   Net realized gains (losses).....         42,159,763        28,279,676
   Change in unrealized gains
     (losses) on investments.......       (79,691,483)        17,271,752
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (38,507,440)        45,036,535
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          6,852,241         9,620,298
   Net transfers (including fixed
     account)......................        (1,203,662)         1,575,485
   Contract charges................        (1,010,682)       (1,047,385)
   Transfers for Contract benefits
     and terminations..............       (42,522,989)      (36,609,580)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (37,885,092)      (26,461,182)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (76,392,532)        18,575,353
NET ASSETS:
   Beginning of year...............        373,905,362       355,330,009
                                     -----------------  ----------------
   End of year.....................  $     297,512,830  $    373,905,362
                                     =================  ================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                         BHFTII METLIFE STOCK INDEX           BHFTII MFS(R) TOTAL RETURN
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2018              2017               2018               2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     14,365,704  $      13,689,433  $      1,275,700  $       1,733,488
   Net realized gains (losses).....       335,365,461        221,254,342        10,937,573         11,329,207
   Change in unrealized gains
     (losses) on investments.......     (502,073,849)        326,468,528      (21,195,730)          2,085,703
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     (152,342,684)        561,412,303       (8,982,457)         15,148,398
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........        39,382,302         52,505,907         1,643,789          2,195,575
   Net transfers (including fixed
     account)......................      (50,319,982)       (65,927,211)       (3,417,899)          1,389,791
   Contract charges................       (7,187,199)        (7,535,414)         (432,906)          (471,152)
   Transfers for Contract benefits
     and terminations..............     (350,940,199)      (320,802,517)      (16,392,302)       (19,550,057)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......     (369,065,078)      (341,759,235)      (18,599,318)       (16,435,843)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............     (521,407,762)        219,653,068      (27,581,775)        (1,287,445)
NET ASSETS:
   Beginning of year...............     3,191,113,485      2,971,460,417       145,097,990        146,385,435
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  2,669,705,723  $   3,191,113,485  $    117,516,215  $     145,097,990
                                     ================  =================  ================  =================


                                             BHFTII MFS(R) VALUE                 BHFTII MFS(R) VALUE II
                                                  DIVISION                              DIVISION
                                     -----------------------------------  ------------------------------------
                                            2018              2017             2018 (a)             2017
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,321,198  $      3,259,229  $       5,951,121  $       2,953,484
   Net realized gains (losses).....         49,279,328        36,637,754       (25,889,847)        (3,510,786)
   Change in unrealized gains
     (losses) on investments.......      (119,754,398)        37,801,662         11,408,552         15,257,924
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (69,153,872)        77,698,645        (8,530,174)         14,700,622
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          7,489,984         8,478,120          1,438,339          4,433,464
   Net transfers (including fixed
     account)......................        219,806,311      (10,925,494)      (236,447,555)          3,052,126
   Contract charges................        (2,654,248)       (1,999,998)          (420,741)        (1,319,477)
   Transfers for Contract benefits
     and terminations..............       (81,035,818)      (55,996,065)       (10,291,478)       (28,879,364)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        143,606,229      (60,443,437)      (245,721,435)       (22,713,251)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         74,452,357        17,255,208      (254,251,609)        (8,012,629)
NET ASSETS:
   Beginning of year...............        523,781,737       506,526,529        254,251,609        262,264,238
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     598,234,094  $    523,781,737  $              --  $     254,251,609
                                     =================  ================  =================  =================

                                                                                       BHFTII
                                       BHFTII NEUBERGER BERMAN GENESIS     T. ROWE PRICE LARGE CAP GROWTH
                                                  DIVISION                            DIVISION
                                     ----------------------------------  -----------------------------------
                                           2018              2017              2018               2017
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (3,137,215)  $    (2,931,011)  $     (6,101,001)  $    (6,183,150)
   Net realized gains (losses).....        49,898,253        36,628,408        130,647,456        46,716,332
   Change in unrealized gains
     (losses) on investments.......      (67,400,301)         7,109,136      (133,824,761)       112,964,163
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (20,639,263)        40,806,533        (9,278,306)       153,497,345
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         3,592,563         5,334,821         11,138,742        14,066,430
   Net transfers (including fixed
     account)......................       (5,131,524)       (5,128,452)            229,573         8,296,374
   Contract charges................         (647,558)         (673,221)        (1,965,384)       (1,857,240)
   Transfers for Contract benefits
     and terminations..............      (35,791,575)      (32,612,137)       (70,403,522)      (56,046,547)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (37,978,094)      (33,078,989)       (61,000,591)      (35,540,983)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (58,617,357)         7,727,544       (70,278,897)       117,956,362
NET ASSETS:
   Beginning of year...............       314,115,956       306,388,412        609,640,874       491,684,512
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    255,498,599  $    314,115,956  $     539,361,977  $    609,640,874
                                     ================  ================  =================  ================

                                                    BHFTII
                                        T. ROWE PRICE SMALL CAP GROWTH
                                                   DIVISION
                                     ------------------------------------
                                            2018               2017
                                      ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (5,517,602)  $     (4,623,495)
   Net realized gains (losses).....         57,618,276         39,161,019
   Change in unrealized gains
     (losses) on investments.......       (82,396,321)         50,456,480
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (30,295,647)         84,994,004
                                      ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          7,435,971          9,518,108
   Net transfers (including fixed
     account)......................        (3,649,914)          3,554,656
   Contract charges................        (1,208,814)        (1,199,696)
   Transfers for Contract benefits
     and terminations..............       (50,903,991)       (42,605,162)
                                      ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (48,326,748)       (30,732,094)
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (78,622,395)         54,261,910
NET ASSETS:
   Beginning of year...............        467,200,326        412,938,416
                                      ----------------  -----------------
   End of year.....................   $    388,577,931  $     467,200,326
                                      ================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                     BHFTII                   BHFTII WESTERN ASSET MANAGEMENT
                                        VAN ECK GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                                    DIVISION                             DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018               2017              2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (395,048)  $       (430,265)  $      18,664,589  $      13,458,730
   Net realized gains (losses)......          (761,463)          (798,339)          1,364,969          4,574,266
   Change in unrealized gains
     (losses) on investments........        (8,618,297)          1,025,927       (45,377,042)         16,325,415
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (9,774,808)          (202,677)       (25,347,484)         34,358,411
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........             35,318            201,815          5,451,556          7,736,409
   Net transfers (including fixed
     account).......................          1,683,759          5,504,707        (2,285,045)          7,271,506
   Contract charges.................          (375,361)          (393,637)        (1,916,764)        (2,092,968)
   Transfers for Contract benefits
     and terminations...............        (4,736,909)        (3,432,665)       (67,624,089)       (68,874,992)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (3,393,193)          1,880,220       (66,374,342)       (55,960,045)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (13,168,001)          1,677,543       (91,721,826)       (21,601,634)
NET ASSETS:
   Beginning of year................         37,269,860         35,592,317        514,265,588        535,867,222
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      24,101,859  $      37,269,860  $     422,543,762  $     514,265,588
                                      =================  =================  =================  =================

                                             BHFTII WESTERN ASSET
                                          MANAGEMENT U.S. GOVERNMENT         BLACKROCK GLOBAL ALLOCATION V.I.
                                                   DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                            2018               2017               2018                2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       1,248,130  $       1,967,595  $           (616)  $         (3,923)
   Net realized gains (losses)......        (1,552,551)          (544,768)              2,696              9,227
   Change in unrealized gains
     (losses) on investments........          (754,838)          (649,450)           (12,549)             40,371
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (1,059,259)            773,377           (10,469)             45,675
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          1,414,724          2,098,063                 --                 --
   Net transfers (including fixed
     account).......................          1,001,762         11,624,638              3,516             52,415
   Contract charges.................          (860,978)          (906,327)                (3)                (3)
   Transfers for Contract benefits
     and terminations...............       (23,173,581)       (21,317,804)            (1,072)          (523,165)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (21,618,073)        (8,501,430)              2,441          (470,753)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (22,677,332)        (7,728,053)            (8,028)          (425,078)
NET ASSETS:
   Beginning of year................        159,678,213        167,406,266             96,276            521,354
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     137,000,881  $     159,678,213  $          88,248  $          96,276
                                      =================  =================  =================  =================


                                             CALVERT VP SRI BALANCED               CALVERT VP SRI MID CAP
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         284,226  $         427,146  $        (36,210)  $        (28,270)
   Net realized gains (losses)......          5,333,401          1,402,624            961,325             43,582
   Change in unrealized gains
     (losses) on investments........        (7,323,486)          3,490,565        (1,285,025)            924,637
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (1,705,859)          5,320,335          (359,910)            939,949
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          1,290,376          1,522,145            248,688            270,196
   Net transfers (including fixed
     account).......................          (895,924)          (613,174)             29,460            249,644
   Contract charges.................           (19,891)           (20,392)              (542)              (862)
   Transfers for Contract benefits
     and terminations...............        (5,884,822)        (6,924,098)        (1,494,700)        (2,848,236)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (5,510,261)        (6,035,519)        (1,217,094)        (2,329,258)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (7,216,120)          (715,184)        (1,577,004)        (1,389,309)
NET ASSETS:
   Beginning of year................         51,869,403         52,584,587          8,745,518         10,134,827
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      44,653,283  $      51,869,403  $       7,168,514  $       8,745,518
                                      =================  =================  =================  =================


                                          DELAWARE VIP SMALL CAP VALUE
                                                    DIVISION
                                      ------------------------------------
                                             2018              2017
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            (33)  $              21
   Net realized gains (losses)......              2,544              4,018
   Change in unrealized gains
     (losses) on investments........            (4,457)            (1,043)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            (1,946)              2,996
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........                 --              4,828
   Net transfers (including fixed
     account).......................                722                658
   Contract charges.................                 --                 --
   Transfers for Contract benefits
     and terminations...............           (13,453)           (20,955)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......           (12,731)           (15,469)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............           (14,677)           (12,473)
NET ASSETS:
   Beginning of year................             22,010             34,483
                                      -----------------  -----------------
   End of year......................  $           7,333  $          22,010
                                      =================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                         FIDELITY(R) VIP CONTRAFUND            FIDELITY(R) VIP EQUITY-INCOME
                                                  DIVISION                               DIVISION
                                    ------------------------------------  --------------------------------------
                                           2018              2017                2018                2017
                                    -----------------  -----------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         (3,861)  $         (2,290)  $          865,021  $          507,075
   Net realized gains (losses)....             91,231            130,198           3,841,839           2,148,956
   Change in unrealized gains
      (losses) on investments.....          (129,154)             67,138        (11,245,135)           6,057,345
                                    -----------------  -----------------  ------------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........           (41,784)            195,046         (6,538,275)           8,713,376
                                    -----------------  -----------------  ------------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             13,773             99,714             887,161           1,035,049
   Net transfers (including fixed
      account)....................                304           (24,596)           (989,519)           (883,859)
   Contract charges...............               (13)               (29)             (9,548)            (10,633)
   Transfers for Contract benefits
      and terminations............          (174,871)          (671,037)         (7,954,122)        (11,275,305)
                                    -----------------  -----------------  ------------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....          (160,807)          (595,948)         (8,066,028)        (11,134,748)
                                    -----------------  -----------------  ------------------  ------------------
      Net increase (decrease)
        in net assets.............          (202,591)          (400,902)        (14,604,303)         (2,421,372)
NET ASSETS:
   Beginning of year..............            805,722          1,206,624          78,340,010          80,761,382
                                    -----------------  -----------------  ------------------  ------------------
   End of year....................  $         603,131  $         805,722  $       63,735,707  $       78,340,010
                                    =================  =================  ==================  ==================


                                        FIDELITY(R) VIP FREEDOM 2020           FIDELITY(R) VIP FREEDOM 2025
                                                  DIVISION                               DIVISION
                                    -------------------------------------  ------------------------------------
                                           2018                2017              2018               2017
                                    ------------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            3,765  $           3,420  $           4,120  $           (344)
   Net realized gains (losses)....              64,849             88,905             27,609            120,259
   Change in unrealized gains
      (losses) on investments.....           (144,778)            100,067          (116,316)             67,331
                                    ------------------  -----------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            (76,164)            192,392           (84,587)            187,246
                                    ------------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             202,161            518,803            159,140            359,080
   Net transfers (including fixed
      account)....................             153,395           (27,656)            536,789            221,347
   Contract charges...............                  --                 --                 --               (15)
   Transfers for Contract benefits
      and terminations............           (496,652)        (1,139,402)          (298,297)        (1,402,284)
                                    ------------------  -----------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....           (141,096)          (648,255)            397,632          (821,872)
                                    ------------------  -----------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............           (217,260)          (455,863)            313,045          (634,626)
NET ASSETS:
   Beginning of year..............           1,255,251          1,711,114            819,000          1,453,626
                                    ------------------  -----------------  -----------------  -----------------
   End of year....................  $        1,037,991  $       1,255,251  $       1,132,045  $         819,000
                                    ==================  =================  =================  =================

                                                                              FIDELITY(R) VIP
                                        FIDELITY(R) VIP FREEDOM 2030           FREEDOM 2035         FIDELITY(R) VIP FREEDOM 2040
                                                  DIVISION                       DIVISION                     DIVISION
                                    --------------------------------------  ------------------  ------------------------------------
                                           2018                2017              2018 (b)              2018              2017
                                    ------------------  ------------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            8,852  $            2,295  $              676  $             273  $             612
   Net realized gains (losses)....              84,808             264,577               1,676             21,052             20,276
   Change in unrealized gains
      (losses) on investments.....           (378,077)             341,834            (12,427)           (78,959)             67,940
                                    ------------------  ------------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........           (284,417)             608,706            (10,075)           (57,634)             88,828
                                    ------------------  ------------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             188,522           2,090,378              46,356             88,343            358,332
   Net transfers (including fixed
      account)....................             161,673             (3,536)             149,210             54,651            (2,632)
   Contract charges...............                 (5)                 (3)                (10)               (51)                (5)
   Transfers for Contract benefits
      and terminations............           (133,924)         (1,756,313)            (79,890)          (120,996)           (94,333)
                                    ------------------  ------------------  ------------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....             216,266             330,526             115,666             21,947            261,362
                                    ------------------  ------------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............            (68,151)             939,232             105,591           (35,687)            350,190
NET ASSETS:
   Beginning of year..............           3,021,173           2,081,941                  --            534,464            184,274
                                    ------------------  ------------------  ------------------  -----------------  -----------------
   End of year....................  $        2,953,022  $        3,021,173  $          105,591  $         498,777  $         534,464
                                    ==================  ==================  ==================  =================  =================

                                      FIDELITY(R) VIP
                                       FREEDOM 2045
                                         DIVISION
                                    ------------------
                                         2018 (b)
                                    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $              927
   Net realized gains (losses)....                 839
   Change in unrealized gains
      (losses) on investments.....            (15,977)
                                    ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            (14,211)
                                    ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........              59,651
   Net transfers (including fixed
      account)....................             110,163
   Contract charges...............                (12)
   Transfers for Contract benefits
      and terminations............            (30,691)
                                    ------------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....             139,111
                                    ------------------
      Net increase (decrease)
        in net assets.............             124,900
NET ASSETS:
   Beginning of year..............                  --
                                    ------------------
   End of year....................  $          124,900
                                    ==================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                          FIDELITY(R) VIP FREEDOM 2050        FIDELITY(R) VIP FUNDSMANAGER 50%
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -------------------------------------
                                            2018                2017               2018               2017
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             845  $             422  $      (1,823,243)  $     (2,467,365)
   Net realized gains (losses)......               (91)             15,025          25,500,586          3,985,124
   Change in unrealized gains
     (losses) on investments........           (50,380)             27,522        (43,710,159)         34,017,799
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (49,626)             42,969        (20,032,816)         35,535,558
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            161,714            172,611           1,291,831             72,753
   Net transfers (including fixed
     account).......................             13,240           (18,181)                  --                 --
   Contract charges.................               (33)                 --                  --                 --
   Transfers for Contract benefits
     and terminations...............           (16,804)           (91,183)        (38,312,008)       (16,483,915)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......            158,117             63,247        (37,020,177)       (16,411,162)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............            108,491            106,216        (57,052,993)         19,124,396
NET ASSETS:
   Beginning of year................            253,618            147,402         315,705,343        296,580,947
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $         362,109  $         253,618  $      258,652,350  $     315,705,343
                                      =================  =================  ==================  =================

                                                                                       FIDELITY(R) VIP
                                        FIDELITY(R) VIP FUNDSMANAGER 60%           GOVERNMENT MONEY MARKET
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -------------------------------------
                                             2018               2017               2018                2017
                                      -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (2,094,057)  $     (2,575,304)   $          36,949  $        (15,926)
   Net realized gains (losses)......         36,250,723         12,885,269                  --                 --
   Change in unrealized gains
     (losses) on investments........       (55,081,469)         29,289,392                  --                 --
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (20,924,803)         39,599,357              36,949           (15,926)
                                      -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            141,669            345,604             358,462            358,961
   Net transfers (including fixed
     account).......................                 --                 --             880,526           (63,710)
   Contract charges.................                 --                 --                  --                 --
   Transfers for Contract benefits
     and terminations...............       (36,528,395)       (39,688,857)           (929,472)        (1,392,372)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (36,386,726)       (39,343,253)             309,516        (1,097,121)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (57,311,529)            256,104             346,465        (1,113,047)
NET ASSETS:
   Beginning of year................        286,973,777        286,717,673           5,009,176          6,122,223
                                      -----------------  -----------------   -----------------  -----------------
   End of year......................  $     229,662,248  $     286,973,777   $       5,355,641  $       5,009,176
                                      =================  =================   =================  =================


                                             FIDELITY(R) VIP GROWTH         FIDELITY(R) VIP INVESTMENT GRADE BOND
                                                    DIVISION                              DIVISION
                                      ------------------------------------  --------------------------------------
                                             2018              2017                2018                2017
                                      -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (720,227)  $       (678,855)   $         136,302  $         149,417
   Net realized gains (losses)......         18,774,009         11,702,690               9,465             55,597
   Change in unrealized gains
     (losses) on investments........       (18,154,623)         15,803,560           (301,382)            167,272
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (100,841)         26,827,395           (155,615)            372,286
                                      -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            938,550          1,014,660             313,722            359,045
   Net transfers (including fixed
     account).......................          (967,645)          (658,702)           (142,849)            406,064
   Contract charges.................            (1,389)            (1,825)               (234)              (474)
   Transfers for Contract benefits
     and terminations...............       (10,948,033)       (12,406,063)         (1,445,603)        (3,261,495)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (10,978,517)       (12,051,930)         (1,274,964)        (2,496,860)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (11,079,358)         14,775,465         (1,430,579)        (2,124,574)
NET ASSETS:
   Beginning of year................         98,637,848         83,862,383          10,239,907         12,364,481
                                      -----------------  -----------------   -----------------  -----------------
   End of year......................  $      87,558,490  $      98,637,848   $       8,809,328  $      10,239,907
                                      =================  =================   =================  =================


                                             FIDELITY(R) VIP MID CAP
                                                    DIVISION
                                      -------------------------------------
                                             2018               2017
                                      ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (3,368)  $         (2,655)
   Net realized gains (losses)......              84,342             43,722
   Change in unrealized gains
     (losses) on investments........           (150,743)             74,905
                                      ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            (69,769)            115,972
                                      ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........               1,407             46,181
   Net transfers (including fixed
     account).......................            (90,828)            (4,218)
   Contract charges.................                  --                (2)
   Transfers for Contract benefits
     and terminations...............            (99,544)          (130,255)
                                      ------------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......           (188,965)           (88,294)
                                      ------------------  -----------------
     Net increase (decrease)
        in net assets...............           (258,734)             27,678
NET ASSETS:
   Beginning of year................             676,874            649,196
                                      ------------------  -----------------
   End of year......................  $          418,140  $         676,874
                                      ==================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                              FTVIPT TEMPLETON
                                           DEVELOPING MARKETS VIP            FTVIPT TEMPLETON FOREIGN VIP
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            (97)  $            298  $             15  $              27
   Net realized gains (losses).....              2,258            38,407                --                209
   Change in unrealized gains
     (losses) on investments.......           (27,683)            23,352             (131)                 12
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (25,522)            62,057             (116)                248
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                410             6,955                --              2,536
   Net transfers (including fixed
     account)......................             12,917            20,568                --                 --
   Contract charges................                 --                --                --                (1)
   Transfers for Contract benefits
     and terminations..............            (5,444)         (157,868)               (1)            (3,447)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......              7,883         (130,345)               (1)              (912)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           (17,639)          (68,288)             (117)              (664)
NET ASSETS:
   Beginning of year...............            152,910           221,198               726              1,390
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $         135,271  $        152,910  $            609  $             726
                                     =================  ================  ================  =================


                                           IVY VIP ASSET STRATEGY              JANUS HENDERSON ENTERPRISE
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                            2018              2017               2018               2017
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $              13  $               9  $           (996)  $         (1,501)
   Net realized gains (losses).....                 43               (67)             14,690             26,483
   Change in unrealized gains
     (losses) on investments.......              (183)                477           (13,731)             20,550
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              (127)                419               (37)             45,532
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                 --                 --              1,399             17,548
   Net transfers (including fixed
     account)......................                 21                 14            (7,863)           (10,844)
   Contract charges................                 --                 --                 --                 --
   Transfers for Contract benefits
     and terminations..............              (704)              (256)           (38,141)          (150,208)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......              (683)              (242)           (44,605)          (143,504)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............              (810)                177           (44,642)           (97,972)
NET ASSETS:
   Beginning of year...............              2,827              2,650            149,792            247,764
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $           2,017  $           2,827  $         105,150  $         149,792
                                     =================  =================  =================  =================

                                                   LMPVET                         LMPVET CLEARBRIDGE
                                      CLEARBRIDGE VARIABLE APPRECIATION       VARIABLE DIVIDEND STRATEGY
                                                  DIVISION                             DIVISION
                                     ----------------------------------  ------------------------------------
                                           2018              2017               2018               2017
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            159  $            163  $             458  $             404
   Net realized gains (losses).....             2,869             1,638              4,936                962
   Change in unrealized gains
     (losses) on investments.......           (4,002)             5,404            (9,239)              9,356
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             (974)             7,205            (3,845)             10,722
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........               586            10,021                 --              2,658
   Net transfers (including fixed
     account)......................             (205)             (782)            (1,356)           (10,215)
   Contract charges................                --                --                 --                 --
   Transfers for Contract benefits
     and terminations..............           (5,136)             (134)                (3)                (2)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......           (4,755)             9,105            (1,359)            (7,559)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (5,729)            16,310            (5,204)              3,163
NET ASSETS:
   Beginning of year...............            48,429            32,119             69,596             66,433
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $         42,700  $         48,429  $          64,392  $          69,596
                                     ================  ================  =================  =================

                                             LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP GROWTH
                                                  DIVISION
                                     ------------------------------------
                                            2018              2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (3,114)  $         (3,878)
   Net realized gains (losses).....             32,938             41,524
   Change in unrealized gains
     (losses) on investments.......           (36,755)             83,444
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            (6,931)            121,090
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........              6,734             92,127
   Net transfers (including fixed
     account)......................             49,969            (1,137)
   Contract charges................                 --                 --
   Transfers for Contract benefits
     and terminations..............           (69,279)          (396,623)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......           (12,576)          (305,633)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (19,507)          (184,543)
NET ASSETS:
   Beginning of year...............            508,988            693,531
                                     -----------------  -----------------
   End of year.....................  $         489,481  $         508,988
                                     =================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                            LMPVET CLEARBRIDGE
                                         VARIABLE SMALL CAP GROWTH         LMPVIT WESTERN ASSET CORE PLUS
                                                 DIVISION                             DIVISION
                                    -----------------------------------  -----------------------------------
                                          2018               2017              2018               2017
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (219)  $           (292)  $          2,280  $           3,569
   Net realized gains (losses)....             7,294              3,756             (912)              (476)
   Change in unrealized gains
     (losses) on investments......           (3,935)              3,359           (4,458)              3,912
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             3,140              6,823           (3,090)              7,005
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........             1,171              2,472                --             42,729
   Net transfers (including fixed
     account).....................           (3,696)                677             4,097             13,534
   Contract charges...............                --                 --                --                 --
   Transfers for Contract benefits
     and terminations.............          (13,008)           (23,739)          (22,754)          (123,779)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....          (15,533)           (20,590)          (18,657)           (67,516)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............          (12,393)           (13,767)          (21,747)           (60,511)
NET ASSETS:
   Beginning of year..............            27,439             41,206           104,815            165,326
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $         15,046  $          27,439  $         83,068  $         104,815
                                    ================  =================  ================  =================

                                              MORGAN STANLEY                         OPPENHEIMER
                                         VIF GLOBAL INFRASTRUCTURE        GLOBAL MULTI-ALTERNATIVES FUND/VA
                                                 DIVISION                             DIVISION
                                    -----------------------------------  -----------------------------------
                                          2018              2017               2018            2017 (c)
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            960  $             578  $          (173)  $            (78)
   Net realized gains (losses)....               781              2,991               (1)                 --
   Change in unrealized gains
     (losses) on investments......           (8,527)              3,316             (537)               (97)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (6,786)              6,885             (711)              (175)
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........             1,300                 --                --                 --
   Net transfers (including fixed
     account).....................             8,856              6,491                --             15,885
   Contract charges...............              (28)               (26)               (3)                (3)
   Transfers for Contract benefits
     and terminations.............           (2,872)            (1,590)               (3)                (2)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....             7,256              4,875               (6)             15,880
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............               470             11,760             (717)             15,705
NET ASSETS:
   Beginning of year..............            61,644             49,884            15,705                 --
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $         62,114  $          61,644  $         14,988  $          15,705
                                    ================  =================  ================  =================

                                                 PIMCO VIT
                                      COMMODITYREALRETURN(R) STRATEGY          PIMCO VIT DYNAMIC BOND
                                                 DIVISION                             DIVISION
                                    -----------------------------------  -----------------------------------
                                           2018              2017               2018              2017
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $            205  $          4,716  $           1,329  $             57
   Net realized gains (losses)....              (994)           (2,033)              1,773               193
   Change in unrealized gains
     (losses) on investments......            (5,871)           (1,763)            (4,192)             3,635
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            (6,660)               920            (1,090)             3,885
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........                 --                --                 --                --
   Net transfers (including fixed
     account).....................                142            11,449           (11,630)             8,643
   Contract charges...............               (12)              (12)                (9)              (10)
   Transfers for Contract benefits
     and terminations.............            (7,646)          (11,873)           (23,275)           (3,338)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....            (7,516)             (436)           (34,914)             5,295
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............           (14,176)               484           (36,004)             9,180
NET ASSETS:
   Beginning of year..............             49,885            49,401            121,046           111,866
                                     ----------------  ----------------  -----------------  ----------------
   End of year....................   $         35,709  $         49,885  $          85,042  $        121,046
                                     ================  ================  =================  ================

                                                 PIMCO VIT
                                           EMERGING MARKETS BOND
                                                 DIVISION
                                    -----------------------------------
                                           2018              2017
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           1,635  $          2,431
   Net realized gains (losses)....              (181)               499
   Change in unrealized gains
     (losses) on investments......            (5,833)             2,731
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            (4,379)             5,661
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........                 --                --
   Net transfers (including fixed
     account).....................                714          (16,605)
   Contract charges...............               (17)              (16)
   Transfers for Contract benefits
     and terminations.............            (5,176)           (1,341)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....            (4,479)          (17,962)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............            (8,858)          (12,301)
NET ASSETS:
   Beginning of year..............             71,038            83,339
                                    -----------------  ----------------
   End of year....................  $          62,180  $         71,038
                                    =================  ================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                                          TAP 1919 VARIABLE
                                                                                                    SOCIALLY RESPONSIVE BALANCED
                                                                                                              DIVISION
                                                                                                ------------------------------------
                                                                                                       2018              2017
                                                                                                -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................................................  $              51  $              88
   Net realized gains (losses)................................................................              2,316              1,910
   Change in unrealized gains
      (losses) on investments.................................................................            (3,047)                981
                                                                                                -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations.......................................................................              (680)              2,979
                                                                                                -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners....................................................................              5,938             14,689
   Net transfers (including fixed
      account)................................................................................              (104)              3,804
   Contract charges...........................................................................                 --                (1)
   Transfers for Contract benefits
      and terminations........................................................................            (2,609)            (4,947)
                                                                                                -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.................................................................              3,225             13,545
                                                                                                -----------------  -----------------
      Net increase (decrease)
        in net assets.........................................................................              2,545             16,524
NET ASSETS:
   Beginning of year..........................................................................             24,126              7,602
                                                                                                -----------------  -----------------
   End of year................................................................................  $          26,671  $          24,126
                                                                                                =================  =================

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

              METROPOLITAN LIFE SEPARATE ACCOUNT E
             OF METROPOLITAN LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, series or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series(R)                           Janus Aspen Series ("Janus Aspen")
   ("American Funds")                                        Legg Mason Partners Variable Equity Trust
BlackRock Variable Series Funds, Inc. ("BlackRock")            ("LMPVET")
Brighthouse Funds Trust I ("BHFTI")                          Legg Mason Partners Variable Income Trust
Brighthouse Funds Trust II ("BHFTII")                          ("LMPVIT")
Calvert Variable Series, Inc. ("Calvert")                    Morgan Stanley Variable Insurance Fund, Inc.
Delaware VIP Trust ("Delaware VIP")                            ("Morgan Stanley VIF")
Fidelity(R) Variable Insurance Products ("Fidelity VIP")     Oppenheimer Variable Account Funds
Franklin Templeton Variable Insurance Products Trust           ("Oppenheimer VA")
   ("FTVIPT")                                                PIMCO Variable Insurance Trust ("PIMCO VIT")
Ivy Variable Insurance Portfolios ("Ivy VIP")                Trust for Advised Portfolios ("TAP")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.


2.  LIST OF DIVISIONS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of December 31, 2018:

American Funds(R) Bond Division                         BHFTI BlackRock High Yield Division (a)
American Funds(R) Global Growth Division                BHFTI Brighthouse Asset Allocation 100 Division (a)
American Funds(R) Global Small Capitalization           BHFTI Brighthouse Balanced Plus Division
   Division (a)                                         BHFTI Brighthouse Small Cap Value Division
American Funds(R) Growth Division                       BHFTI Brighthouse/Aberdeen Emerging Markets
American Funds(R) Growth-Income Division                   Equity Division (a)
BHFTI AB Global Dynamic Allocation Division             BHFTI Brighthouse/Artisan International Division
BHFTI American Funds(R) Balanced Allocation             BHFTI Brighthouse/Eaton Vance Floating Rate
   Division (a)                                            Division
BHFTI American Funds(R) Growth Allocation               BHFTI Brighthouse/Franklin Low Duration Total
   Division (a)                                            Return Division
BHFTI American Funds(R) Growth Division                 BHFTI Brighthouse/Templeton International Bond
BHFTI American Funds(R) Moderate Allocation                Division
   Division (a)                                         BHFTI Brighthouse/Wellington Large Cap Research
BHFTI AQR Global Risk Balanced Division                    Division (a)
BHFTI BlackRock Global Tactical Strategies Division     BHFTI Clarion Global Real Estate Division (a)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF DIVISIONS -- (CONTINUED)


BHFTI ClearBridge Aggressive Growth Division (a)           BHFTII MetLife Mid Cap Stock Index Division (a)
BHFTI Fidelity Institutional Asset Management(R)           BHFTII MetLife MSCI EAFE(R) Index Division (a)
   Government Income Division                              BHFTII MetLife Russell 2000(R) Index Division (a)
BHFTI Harris Oakmark International Division (a)            BHFTII MetLife Stock Index Division (a)
BHFTI Invesco Balanced-Risk Allocation Division            BHFTII MFS(R) Total Return Division (a)
BHFTI Invesco Comstock Division                            BHFTII MFS(R) Value Division (a)
BHFTI Invesco Small Cap Growth Division (a)                BHFTII Neuberger Berman Genesis Division (a)
BHFTI JPMorgan Core Bond Division                          BHFTII T. Rowe Price Large Cap Growth Division (a)
BHFTI JPMorgan Global Active Allocation Division           BHFTII T. Rowe Price Small Cap Growth Division (a)
BHFTI JPMorgan Small Cap Value Division (a)                BHFTII Van Eck Global Natural Resources Division
BHFTI Loomis Sayles Global Markets Division                BHFTII Western Asset Management Strategic Bond
BHFTI MetLife Multi-Index Targeted Risk Division             Opportunities Division (a)
BHFTI MFS(R) Research International Division (a)           BHFTII Western Asset Management U.S. Government
BHFTI Morgan Stanley Mid Cap Growth Division (a)             Division (a)
BHFTI Oppenheimer Global Equity Division (a)               BlackRock Global Allocation V.I. Division
BHFTI PanAgora Global Diversified Risk Division            Calvert VP SRI Balanced Division
BHFTI PIMCO Inflation Protected Bond Division (a)          Calvert VP SRI Mid Cap Division
BHFTI PIMCO Total Return Division (a)                      Delaware VIP Small Cap Value Division
BHFTI Schroders Global Multi-Asset Division                Fidelity(R) VIP Contrafund Division
BHFTI SSGA Growth and Income ETF Division (a)              Fidelity(R) VIP Equity-Income Division
BHFTI SSGA Growth ETF Division (a)                         Fidelity(R) VIP Freedom 2020 Division
BHFTI T. Rowe Price Large Cap Value Division               Fidelity(R) VIP Freedom 2025 Division
BHFTI T. Rowe Price Mid Cap Growth Division (a)            Fidelity(R) VIP Freedom 2030 Division
BHFTI TCW Core Fixed Income Division                       Fidelity(R) VIP Freedom 2035 Division (b)
BHFTI Victory Sycamore Mid Cap Value Division (a)          Fidelity(R) VIP Freedom 2040 Division
BHFTI Wells Capital Management Mid Cap Value               Fidelity(R) VIP Freedom 2045 Division (b)
   Division                                                Fidelity(R) VIP Freedom 2050 Division
BHFTII Baillie Gifford International Stock Division (a)    Fidelity(R) VIP FundsManager 50% Division
BHFTII BlackRock Bond Income Division (a)                  Fidelity(R) VIP FundsManager 60% Division
BHFTII BlackRock Capital Appreciation Division (a)         Fidelity(R) VIP Government Money Market Division
BHFTII BlackRock Ultra-Short Term Bond                     Fidelity(R) VIP Growth Division
   Division (a)                                            Fidelity(R) VIP Investment Grade Bond Division
BHFTII Brighthouse Asset Allocation 20 Division (a)        Fidelity(R) VIP Mid Cap Division
BHFTII Brighthouse Asset Allocation 40 Division (a)        FTVIPT Templeton Developing Markets VIP Division
BHFTII Brighthouse Asset Allocation 60 Division (a)        FTVIPT Templeton Foreign VIP Division
BHFTII Brighthouse Asset Allocation 80 Division (a)        Ivy VIP Asset Strategy Division
BHFTII Brighthouse/Artisan Mid Cap Value                   Janus Henderson Enterprise Division
   Division (a)                                            LMPVET ClearBridge Variable Appreciation Division
BHFTII Brighthouse/Dimensional International Small         LMPVET ClearBridge Variable Dividend Strategy
   Company Division                                          Division
BHFTII Brighthouse/Wellington Balanced Division (a)        LMPVET ClearBridge Variable Large Cap Growth
BHFTII Brighthouse/Wellington Core Equity                    Division
   Opportunities Division (a)                              LMPVET ClearBridge Variable Small Cap Growth
BHFTII Frontier Mid Cap Growth Division (a)                  Division
BHFTII Jennison Growth Division (a)                        LMPVIT Western Asset Core Plus Division
BHFTII Loomis Sayles Small Cap Core Division (a)           Morgan Stanley VIF Global Infrastructure Division
BHFTII Loomis Sayles Small Cap Growth Division (a)         Oppenheimer Global Multi-Alternatives Fund/VA
BHFTII MetLife Aggregate Bond Index Division (a)             Division

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF DIVISIONS -- (CONCLUDED)


PIMCO VIT CommodityRealReturn(R) Strategy              PIMCO VIT Emerging Markets Bond Division
   Division                                            TAP 1919 Variable Socially Responsive Balanced
PIMCO VIT Dynamic Bond Division                          Division

(a) This Division invests in two or more share classes within the underlying fund, series or portfolio of the Trusts.
(b) This Division began operations during the year ended December 31, 2018.


3.  PORTFOLIO CHANGES


A. The following Divisions ceased operations during the year ended December 31, 2018:

BHFTI Allianz Global Investors Dynamic Multi-Asset Plus Division
BHFTI Schroders Global Multi-Asset II Division
BHFTII MFS(R) Value II Division

B. The operations of the Divisions were affected by the following changes that occurred during the year ended December 31, 2018:

NAME CHANGES:

Former Name                                            New Name

BHFTI Pyramis Government Income Portfolio              BHFTI Fidelity Institutional Asset Management
                                                         Government Income Portfolio
PIMCO VIT Unconstrained Bond Portfolio                 PIMCO VIT Dynamic Bond Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

BHFTI Allianz Global Investors Dynamic Multi-Asset      BHFTI JPMorgan Global Active Allocation Portfolio
   Plus Portfolio
BHFTI Schroders Global Multi-Asset II Portfolio         BHFTI Schroders Global Multi-Asset Portfolio
BHFTII MFS(R) Value II Portfolio                        BHFTII MFS(R) Value Portfolio


4.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)



SECURITY VALUATION
A Division's investment in shares of a fund, series or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.


ANNUITY PAYOUTS
Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables. The assumed investment return is between 3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.


PURCHASE PAYMENTS
Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.


NET TRANSFERS
Assets transferred by the Contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide additional amounts at death to pay expenses that may be due upon the death of the Contract owner, unless the Contract owner is a non-natural person and then the benefit is payable upon the death of the Annuitant. This amount may not be sufficient to cover expenses that the Contract owner's heirs may have to pay.

      Enhanced Stepped-Up Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual Contract anniversary value in the Contract or the greater of the account balance, annual increase amount or highest annual Contract anniversary value in the Contract.

      Preservation and Growth Rider -- For an additional charge, the Company will guarantee at a future date the Account Value (adjusted for withdrawals) will not be less than the initial Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018.

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.00% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Benefit Rider                                                                          0.10% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth Rider                                                                              1.15% - 1.80%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract. The range of the effective rates disclosed above excludes any waivers granted to certain Divisions.

The following optional rider charges paid to the Company are charged at each Contract anniversary date through the redemption of units, which are recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the Contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES -- (CONCLUDED)


      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.90%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

A Contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. The Company reserves the right to charge a transfer fee ranging from $0 to $25 after twelve transfers are made in a Contract year or, for certain Contracts. Currently, the Company is not charging a transfer fee.

In addition, certain Contracts impose a surrender charge of 0% to 9% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2018 and 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS



                                                                       AS OF DECEMBER 31, 2018
                                                                   ------------------------------

                                                                      SHARES          COST ($)
                                                                   -------------    -------------
     American Funds(R) Bond Division.............................      7,239,999       79,159,079
     American Funds(R) Global Growth Division....................          9,865          248,584
     American Funds(R) Global Small Capitalization Division......     18,493,497      387,221,734
     American Funds(R) Growth Division...........................     13,119,466      797,972,235
     American Funds(R) Growth-Income Division....................     15,696,771      624,762,121
     BHFTI AB Global Dynamic Allocation Division.................    116,004,082    1,205,876,079
     BHFTI Allianz Global Investors Dynamic Multi-Asset
       Plus Division.............................................             --               --
     BHFTI American Funds(R) Balanced Allocation Division........     81,728,812      769,984,885
     BHFTI American Funds(R) Growth Allocation Division..........     44,746,677      398,506,026
     BHFTI American Funds(R) Growth Division.....................     32,872,865      307,848,722
     BHFTI American Funds(R) Moderate Allocation Division........     84,337,205      793,103,993
     BHFTI AQR Global Risk Balanced Division.....................    126,415,164    1,311,330,854
     BHFTI BlackRock Global Tactical Strategies Division.........    180,147,635    1,790,051,743
     BHFTI BlackRock High Yield Division.........................         54,334          410,136
     BHFTI Brighthouse Asset Allocation 100 Division.............     17,914,055      206,894,231
     BHFTI Brighthouse Balanced Plus Division....................    333,501,201    3,536,940,532
     BHFTI Brighthouse Small Cap Value Division..................      1,148,690       17,032,322
     BHFTI Brighthouse/Aberdeen Emerging Markets
       Equity Division...........................................      5,032,077       48,950,740
     BHFTI Brighthouse/Artisan International Division............            203            2,062
     BHFTI Brighthouse/Eaton Vance Floating Rate Division........      2,947,392       30,284,903
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Division..................................................      8,013,652       78,623,461
     BHFTI Brighthouse/Templeton International Bond Division.....        612,832        6,864,192
     BHFTI Brighthouse/Wellington Large Cap Research Division....     48,382,459      565,872,056
     BHFTI Clarion Global Real Estate Division...................     16,130,355      199,800,284
     BHFTI ClearBridge Aggressive Growth Division................     27,959,257      371,786,226
     BHFTI Fidelity Institutional Asset Management(R) Government
       Income Division...........................................     38,724,116      416,646,078
     BHFTI Harris Oakmark International Division.................     33,482,160      474,245,885
     BHFTI Invesco Balanced-Risk Allocation Division.............     52,715,779      536,674,222
     BHFTI Invesco Comstock Division.............................          3,762           56,935
     BHFTI Invesco Small Cap Growth Division.....................      4,051,143       57,757,641
     BHFTI JPMorgan Core Bond Division...........................      8,132,766       84,786,697
     BHFTI JPMorgan Global Active Allocation Division............     73,049,796      810,167,767
     BHFTI JPMorgan Small Cap Value Division.....................      1,259,291       19,098,722
     BHFTI Loomis Sayles Global Markets Division.................      6,274,533       87,430,941
     BHFTI MetLife Multi-Index Targeted Risk Division............     72,548,947      845,811,828
     BHFTI MFS(R) Research International Division................     14,364,746      160,298,240
     BHFTI Morgan Stanley Mid Cap Growth Division................     18,552,582      243,143,097
     BHFTI Oppenheimer Global Equity Division....................     11,102,210      191,307,051
     BHFTI PanAgora Global Diversified Risk Division.............      7,273,726       76,603,755
     BHFTI PIMCO Inflation Protected Bond Division...............     36,824,990      399,459,567
     BHFTI PIMCO Total Return Division...........................     67,640,378      793,883,449
     BHFTI Schroders Global Multi-Asset Division.................     70,103,121      818,394,999
     BHFTI Schroders Global Multi-Asset II Division..............             --               --
     BHFTI SSGA Growth and Income ETF Division...................     62,728,392      691,121,450
     BHFTI SSGA Growth ETF Division..............................     11,819,279      132,211,685
     BHFTI T. Rowe Price Large Cap Value Division................         14,414          476,216
     BHFTI T. Rowe Price Mid Cap Growth Division.................     45,455,731      442,077,326
     BHFTI TCW Core Fixed Income Division........................         23,920          243,856

                                                                         FOR THE YEAR ENDED
                                                                          DECEMBER 31, 2018
                                                                   -----------------------------------
                                                                      COST OF           PROCEEDS
                                                                   PURCHASES ($)     FROM SALES ($)
                                                                   ----------------  -----------------
     American Funds(R) Bond Division.............................      6,813,078         17,896,334
     American Funds(R) Global Growth Division....................         34,404            111,608
     American Funds(R) Global Small Capitalization Division......     27,928,057         72,299,892
     American Funds(R) Growth Division...........................    119,292,344        180,010,422
     American Funds(R) Growth-Income Division....................     71,017,323        139,535,697
     BHFTI AB Global Dynamic Allocation Division.................     31,235,431        203,584,715
     BHFTI Allianz Global Investors Dynamic Multi-Asset
       Plus Division.............................................      7,312,318(a)      79,847,401(a)
     BHFTI American Funds(R) Balanced Allocation Division........     73,160,031        127,307,525
     BHFTI American Funds(R) Growth Allocation Division..........     51,633,580         71,898,600
     BHFTI American Funds(R) Growth Division.....................     56,058,422         87,400,850
     BHFTI American Funds(R) Moderate Allocation Division........     62,437,325        144,785,563
     BHFTI AQR Global Risk Balanced Division.....................    109,618,559        159,263,759
     BHFTI BlackRock Global Tactical Strategies Division.........    161,696,172        237,065,445
     BHFTI BlackRock High Yield Division.........................         55,946             48,460
     BHFTI Brighthouse Asset Allocation 100 Division.............     20,534,436         31,187,405
     BHFTI Brighthouse Balanced Plus Division....................    393,080,973        312,725,954
     BHFTI Brighthouse Small Cap Value Division..................      2,195,313          2,716,432
     BHFTI Brighthouse/Aberdeen Emerging Markets
       Equity Division...........................................      5,689,915          7,390,382
     BHFTI Brighthouse/Artisan International Division............            280                835
     BHFTI Brighthouse/Eaton Vance Floating Rate Division........      6,519,031          5,885,918
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Division..................................................      9,320,380         16,641,641
     BHFTI Brighthouse/Templeton International Bond Division.....        197,682          1,555,400
     BHFTI Brighthouse/Wellington Large Cap Research Division....     96,887,492         92,894,011
     BHFTI Clarion Global Real Estate Division...................     15,420,314         32,421,654
     BHFTI ClearBridge Aggressive Growth Division................     37,480,766        111,713,660
     BHFTI Fidelity Institutional Asset Management(R) Government
       Income Division...........................................     16,706,089         65,277,124
     BHFTI Harris Oakmark International Division.................     53,097,287         54,388,603
     BHFTI Invesco Balanced-Risk Allocation Division.............     52,184,583         65,820,838
     BHFTI Invesco Comstock Division.............................         21,691              7,790
     BHFTI Invesco Small Cap Growth Division.....................     15,277,839         12,713,830
     BHFTI JPMorgan Core Bond Division...........................      5,152,436         16,828,239
     BHFTI JPMorgan Global Active Allocation Division............    142,620,719         93,381,299
     BHFTI JPMorgan Small Cap Value Division.....................      2,374,905          5,154,103
     BHFTI Loomis Sayles Global Markets Division.................     12,798,194         24,401,323
     BHFTI MetLife Multi-Index Targeted Risk Division............     86,235,340         91,808,029
     BHFTI MFS(R) Research International Division................      8,461,460         27,809,384
     BHFTI Morgan Stanley Mid Cap Growth Division................     90,862,046         59,102,615
     BHFTI Oppenheimer Global Equity Division....................     40,383,427         35,089,455
     BHFTI PanAgora Global Diversified Risk Division.............      7,839,964         17,765,676
     BHFTI PIMCO Inflation Protected Bond Division...............     11,860,453         72,701,644
     BHFTI PIMCO Total Return Division...........................     23,306,371        158,444,709
     BHFTI Schroders Global Multi-Asset Division.................    448,436,212        118,753,125
     BHFTI Schroders Global Multi-Asset II Division..............     62,406,639(a)     407,311,484(a)
     BHFTI SSGA Growth and Income ETF Division...................     57,486,407        145,592,766
     BHFTI SSGA Growth ETF Division..............................     15,403,903         21,513,031
     BHFTI T. Rowe Price Large Cap Value Division................         87,132            156,144
     BHFTI T. Rowe Price Mid Cap Growth Division.................     80,579,131         81,414,937
     BHFTI TCW Core Fixed Income Division........................          5,782             17,205

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                      FOR THE YEAR ENDED
                                                                   AS OF DECEMBER 31, 2018             DECEMBER 31, 2018
                                                              -------------------------------  ------------------------------------
                                                                                                   COST OF           PROCEEDS
                                                                  SHARES          COST ($)      PURCHASES ($)     FROM SALES ($)
                                                              --------------    -------------  -----------------  -----------------
     BHFTI Victory Sycamore Mid Cap Value Division..........      21,477,596      373,703,785      75,639,960         65,443,925
     BHFTI Wells Capital Management Mid Cap Value Division..          29,155          343,460          39,505             14,897
     BHFTII Baillie Gifford International Stock Division....       9,744,555      105,666,668       6,391,766         16,110,232
     BHFTII BlackRock Bond Income Division..................       3,855,771      410,372,552      22,134,512         68,884,907
     BHFTII BlackRock Capital Appreciation Division.........       4,543,690      140,483,893      41,898,505         39,018,072
     BHFTII BlackRock Ultra-Short Term Bond Division........         496,294       49,778,559      14,744,227         21,204,126
     BHFTII Brighthouse Asset Allocation 20 Division........      32,687,035      357,148,704      21,030,796         71,872,363
     BHFTII Brighthouse Asset Allocation 40 Division........      86,144,879      949,249,519      57,748,969        191,101,261
     BHFTII Brighthouse Asset Allocation 60 Division........     278,525,269    3,101,589,463     212,185,636        608,458,656
     BHFTII Brighthouse Asset Allocation 80 Division........     124,651,188    1,460,254,558     115,239,284        277,103,460
     BHFTII Brighthouse/Artisan Mid Cap Value Division......         827,860      180,155,232      16,617,862         33,031,657
     BHFTII Brighthouse/Dimensional International Small
        Company Division....................................         662,911        9,222,465       2,034,468          1,616,142
     BHFTII Brighthouse/Wellington Balanced Division........      29,302,389      506,754,588      57,071,418         71,718,889
     BHFTII Brighthouse/Wellington Core Equity
        Opportunities Division..............................      15,878,735      467,527,986      40,431,106        104,389,284
     BHFTII Frontier Mid Cap Growth Division................      13,266,082      362,560,800      57,872,009         65,552,986
     BHFTII Jennison Growth Division........................      12,965,307      182,915,447      58,080,074         45,738,320
     BHFTII Loomis Sayles Small Cap Core Division...........         641,723      152,425,665      22,417,402         27,971,391
     BHFTII Loomis Sayles Small Cap Growth Division.........       4,298,423       54,789,079      19,834,275         12,030,755
     BHFTII MetLife Aggregate Bond Index Division...........      94,020,531    1,014,152,733      55,101,254        170,830,706
     BHFTII MetLife Mid Cap Stock Index Division............      28,132,731      422,896,103      63,337,733         82,148,157
     BHFTII MetLife MSCI EAFE(R) Index Division.............      35,480,950      420,640,116      34,169,864         50,712,961
     BHFTII MetLife Russell 2000(R) Index Division..........      16,675,681      260,539,989      43,818,643         57,911,085
     BHFTII MetLife Stock Index Division....................      57,521,840    1,980,818,416     268,136,563        446,872,906
     BHFTII MFS(R) Total Return Division....................         775,421      114,289,476      14,300,748         23,314,198
     BHFTII MFS(R) Value Division...........................      43,785,790      659,589,975     317,876,422        127,769,434
     BHFTII MFS(R) Value II Division........................              --               --      73,352,490(a)     248,663,047(a)
     BHFTII Neuberger Berman Genesis Division...............      13,911,100      226,488,869      42,583,442         46,315,465
     BHFTII T. Rowe Price Large Cap Growth Division.........      26,445,461      525,847,393     139,562,574         94,531,171
     BHFTII T. Rowe Price Small Cap Growth Division.........      19,063,241      339,761,528      52,012,334         66,385,899
     BHFTII Van Eck Global Natural Resources Division.......       3,162,974       36,349,756       2,900,552          6,688,796
     BHFTII Western Asset Management Strategic Bond
        Opportunities Division..............................      33,542,170      430,926,619      33,939,328         81,649,091
     BHFTII Western Asset Management U.S. Government
        Division............................................      11,975,944      143,236,971       8,435,828         28,805,785
     BlackRock Global Allocation V.I. Division..............           6,815           99,104          30,394             24,385
     Calvert VP SRI Balanced Division.......................      23,017,157       44,733,872       6,437,447          7,169,104
     Calvert VP SRI Mid Cap Division........................         260,863        7,855,994       1,233,854          1,667,736
     Delaware VIP Small Cap Value Division..................             224            8,112           2,077             14,239
     Fidelity(R) VIP Contrafund Division....................          19,263          607,263          93,136            186,899
     Fidelity(R) VIP Equity-Income Division.................       3,128,901       68,260,415       5,322,004          9,051,579
     Fidelity(R) VIP Freedom 2020 Division..................          83,039        1,069,676         422,636            520,369
     Fidelity(R) VIP Freedom 2025 Division..................          86,350        1,162,913         738,489            319,887
     Fidelity(R) VIP Freedom 2030 Division..................         228,739        2,959,359         473,169            169,945
     Fidelity(R) VIP Freedom 2035 Division..................           5,296          118,022         266,359(b)         149,591(b)
     Fidelity(R) VIP Freedom 2040 Division..................          26,475          505,430         158,781            125,196
     Fidelity(R) VIP Freedom 2045 Division..................           6,644          140,879         177,238(b)          36,716(b)
     Fidelity(R) VIP Freedom 2050 Division..................          21,554          379,262         289,525            123,274
     Fidelity(R) VIP FundsManager 50% Division..............      22,144,893      263,538,206      26,824,686         42,857,574
     Fidelity(R) VIP FundsManager 60% Division..............      22,471,844      232,411,868      35,144,305         41,610,550
     Fidelity(R) VIP Government Money Market Division.......       5,355,641        5,355,641       4,504,755          4,158,290

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                   -------------------------------   -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------    --------------   --------------   --------------
     Fidelity(R) VIP Growth Division.............................      1,387,175        65,623,267      16,290,335        13,878,895
     Fidelity(R) VIP Investment Grade Bond Division..............        713,884         9,134,785         890,044         1,968,699
     Fidelity(R) VIP Mid Cap Division............................         14,310           446,165          61,018           195,048
     FTVIPT Templeton Developing Markets VIP Division............         15,840           120,918          17,819            10,032
     FTVIPT Templeton Foreign VIP Division.......................             48               687              20                 8
     Ivy VIP Asset Strategy Division.............................            243             2,440             219               800
     Janus Henderson Enterprise Division.........................          1,669            95,122           8,174            48,097
     LMPVET ClearBridge Variable Appreciation Division...........          1,098            40,757           3,347             5,961
     LMPVET ClearBridge Variable Dividend Strategy Division......          3,686            59,854           6,899             3,565
     LMPVET ClearBridge Variable Large Cap Growth Division.......         20,523           468,015         102,317           103,418
     LMPVET ClearBridge Variable Small Cap Growth Division.......            630            13,749           3,036            16,889
     LMPVIT Western Asset Core Plus Division.....................         15,298            89,346           8,330            24,707
     Morgan Stanley VIF Global Infrastructure Division...........          9,189            71,051          26,978            16,179
     Oppenheimer Global Multi-Alternatives Fund/VA Division......          1,583            15,622              28               213
     PIMCO VIT CommodityRealReturn(R) Strategy Division..........          5,962            46,345           1,230             8,541
     PIMCO VIT Dynamic Bond Division.............................          8,217            83,948          60,711            94,155
     PIMCO VIT Emerging Markets Bond Division....................          5,177            66,105           3,562             6,408
     TAP 1919 Variable Socially Responsive Balanced Division.....          1,064            29,234           8,467             2,930

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                          AMERICAN FUNDS(R)              AMERICAN FUNDS(R)
                                       AMERICAN FUNDS(R) BOND               GLOBAL GROWTH           GLOBAL SMALL CAPITALIZATION
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2018            2017            2018            2017            2018            2017
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       4,884,182       5,189,712          64,628         124,565      11,417,354      12,941,976
Units issued and transferred
   from other funding options....         592,038         765,011           2,150          15,891       1,038,985         650,457
Units redeemed and transferred
   to other funding options......     (1,264,914)     (1,070,541)        (18,518)        (75,828)     (2,335,530)     (2,175,079)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       4,211,306       4,884,182          48,260          64,628      10,120,809      11,417,354
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                                                        AMERICAN FUNDS(R)                BHFTI AB GLOBAL
                                     AMERICAN FUNDS(R) GROWTH             GROWTH-INCOME                DYNAMIC ALLOCATION
                                             DIVISION                       DIVISION                        DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                       2018            2017            2018           2017            2018            2017
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      3,364,829       3,811,794       3,958,831      4,507,518     116,190,138     127,172,700
Units issued and transferred
   from other funding options....        275,064         204,460         307,288        232,771       1,371,296       2,114,307
Units redeemed and transferred
   to other funding options......      (717,770)       (651,425)       (860,212)      (781,458)    (14,907,864)    (13,096,869)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      2,922,123       3,364,829       3,405,907      3,958,831     102,653,570     116,190,138
                                   =============  ==============  ==============  =============  ==============  ==============

                                   BHFTI ALLIANZ GLOBAL INVESTORS      BHFTI AMERICAN FUNDS(R)        BHFTI AMERICAN FUNDS(R)
                                      DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION             GROWTH ALLOCATION
                                              DIVISION                        DIVISION                       DIVISION
                                   -------------------------------  -----------------------------  ------------------------------
                                      2018 (a)          2017             2018           2017            2018            2017
                                   --------------  --------------   -------------  --------------  --------------  --------------

Units beginning of year..........      68,135,638      72,586,643      58,085,561      62,532,762      28,757,029      30,410,462
Units issued and transferred
   from other funding options....       2,649,279       6,240,343       3,854,941       4,094,865       2,638,905       2,567,687
Units redeemed and transferred
   to other funding options......    (70,784,917)    (10,691,348)    (10,239,489)     (8,542,066)     (5,430,306)     (4,221,120)
                                   --------------  --------------   -------------  --------------  --------------  --------------
Units end of year................              --      68,135,638      51,701,013      58,085,561      25,965,628      28,757,029
                                   ==============  ==============   =============  ==============  ==============  ==============


                                                BHFTI                          BHFTI                        BHFTI AQR
                                      AMERICAN FUNDS(R) GROWTH      AMERICAN FUNDS(R) MODERATE        GLOBAL RISK BALANCED
                                              DIVISION                  ALLOCATION DIVISION                 DIVISION
                                   ------------------------------  -----------------------------  ------------------------------
                                        2018            2017            2018           2017            2018            2017
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      20,103,266      23,833,859      63,563,450     70,805,087     104,234,505     115,858,295
Units issued and transferred
   from other funding options....       1,091,340       1,155,011       1,738,313      2,514,467       1,605,624       2,731,189
Units redeemed and transferred
   to other funding options......     (4,895,427)     (4,885,604)    (10,380,509)    (9,756,104)    (14,198,404)    (14,354,979)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      16,299,179      20,103,266      54,921,254     63,563,450      91,641,725     104,234,505
                                   ==============  ==============  ==============  =============  ==============  ==============

                                    BHFTI BLACKROCK GLOBAL                   BHFTI                     BHFTI BRIGHTHOUSE
                                      TACTICAL STRATEGIES            BLACKROCK HIGH YIELD            ASSET ALLOCATION 100
                                           DIVISION                        DIVISION                        DIVISION
                                 -----------------------------  ------------------------------  ------------------------------
                                      2018           2017            2018            2017            2018            2017
                                 --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year........     151,440,679    166,138,266          33,615          35,582      10,787,709      11,416,804
Units issued and transferred
   from other funding options..       2,017,820      2,583,581           6,468          13,749       2,043,373       1,016,487
Units redeemed and transferred
   to other funding options....    (18,262,482)   (17,281,168)         (3,637)        (15,716)     (2,812,658)     (1,645,582)
                                 --------------  -------------  --------------  --------------  --------------  --------------
Units end of year..............     135,196,017    151,440,679          36,446          33,615      10,018,424      10,787,709
                                 ==============  =============  ==============  ==============  ==============  ==============


                                             BHFTI                           BHFTI                BHFTI BRIGHTHOUSE/ABERDEEN
                                   BRIGHTHOUSE BALANCED PLUS      BRIGHTHOUSE SMALL CAP VALUE       EMERGING MARKETS EQUITY
                                           DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  -----------------------------  ------------------------------
                                      2018            2017            2018           2017            2018            2017
                                 --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year........     254,482,460     267,191,129        611,465         648,258       4,781,863       5,375,922
Units issued and transferred
   from other funding options..      12,793,387      14,067,221         76,349          84,989         898,119         650,264
Units redeemed and transferred
   to other funding options....    (29,472,220)    (26,775,890)      (119,419)       (121,782)     (1,084,816)     (1,244,323)
                                 --------------  --------------  -------------  --------------  --------------  --------------
Units end of year..............     237,803,627     254,482,460        568,395         611,465       4,595,166       4,781,863
                                 ==============  ==============  =============  ==============  ==============  ==============

                                   BHFTI BRIGHTHOUSE/ARTISAN          BHFTI BRIGHTHOUSE/          BHFTI BRIGHTHOUSE/FRANKLIN
                                         INTERNATIONAL             EATON VANCE FLOATING RATE       LOW DURATION TOTAL RETURN
                                           DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........             256             313       2,489,148       2,268,533       8,361,024       8,173,168
Units issued and transferred
   from other funding options..              23              15         657,891         698,790       1,481,790       2,165,265
Units redeemed and transferred
   to other funding options....            (71)            (72)       (665,821)       (478,175)     (2,256,871)     (1,977,409)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............             208             256       2,481,218       2,489,148       7,585,943       8,361,024
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                   BHFTI BRIGHTHOUSE/TEMPLETON     BHFTI BRIGHTHOUSE/WELLINGTON                 BHFTI
                                       INTERNATIONAL BOND               LARGE CAP RESEARCH           CLARION GLOBAL REAL ESTATE
                                            DIVISION                         DIVISION                         DIVISION
                                 -------------------------------  -------------------------------  ------------------------------
                                       2018           2017             2018            2017             2018            2017
                                  --------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year........          589,796         610,154      11,512,938      12,937,320       10,875,352      12,014,777
Units issued and transferred
   from other funding options..           45,315          76,636         313,753         333,691          847,383       1,068,135
Units redeemed and transferred
   to other funding options....        (146,032)        (96,994)     (1,649,565)     (1,758,073)      (2,218,538)     (2,207,560)
                                  --------------  --------------  --------------  --------------   --------------  --------------
Units end of year..............          489,079         589,796      10,177,126      11,512,938        9,504,197      10,875,352
                                  ==============  ==============  ==============  ==============   ==============  ==============

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                 BHFTI FIDELITY INSTITUTIONAL
                                       BHFTI CLEARBRIDGE              ASSET MANAGEMENT(R)                   BHFTI
                                       AGGRESSIVE GROWTH               GOVERNMENT INCOME        HARRIS OAKMARK INTERNATIONAL
                                           DIVISION                        DIVISION                       DIVISION
                                 -----------------------------  ------------------------------  ------------------------------
                                     2018            2017            2018            2017            2018           2017
                                 -------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year........     29,749,965      34,182,457      41,565,748      47,006,535      16,803,885     19,261,195
Units issued and transferred
   from other funding options..      1,971,212       2,400,788       2,542,786       2,754,429       2,917,904      1,630,199
Units redeemed and transferred
   to other funding options....    (7,063,313)     (6,833,280)     (7,666,551)     (8,195,216)     (3,788,971)    (4,087,509)
                                 -------------  --------------  --------------  --------------  --------------  -------------
Units end of year..............     24,657,864      29,749,965      36,441,983      41,565,748      15,932,818     16,803,885
                                 =============  ==============  ==============  ==============  ==============  =============



                                          BHFTI INVESCO                                                      BHFTI
                                    BALANCED-RISK ALLOCATION        BHFTI INVESCO COMSTOCK         INVESCO SMALL CAP GROWTH
                                            DIVISION                       DIVISION                        DIVISION
                                 ------------------------------  -----------------------------  ------------------------------
                                      2018            2017            2018           2017            2018            2017
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........     445,688,739     454,902,610          10,379          7,061       1,615,884       1,830,196
Units issued and transferred
   from other funding options..      20,645,988      59,335,497             810         10,322         377,544         228,994
Units redeemed and transferred
   to other funding options....    (65,286,620)    (68,549,368)         (4,232)        (7,004)       (483,841)       (443,306)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............     401,048,107     445,688,739           6,957         10,379       1,509,587       1,615,884
                                 ==============  ==============  ==============  =============  ==============  ==============

                                               BHFTI                     BHFTI JPMORGAN                       BHFTI
                                        JPMORGAN CORE BOND          GLOBAL ACTIVE ALLOCATION        JPMORGAN SMALL CAP VALUE
                                             DIVISION                       DIVISION                        DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2018           2017            2018            2017           2018            2017
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........       8,421,961      8,737,449     606,636,328     658,264,125      1,036,634       1,149,179
Units issued and transferred
   from other funding options....       1,018,129      1,370,016      81,237,942      25,194,411        112,636         197,683
Units redeemed and transferred
   to other funding options......     (2,185,742)    (1,685,504)    (82,532,270)    (76,822,208)      (272,753)       (310,228)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................       7,254,348      8,421,961     605,342,000     606,636,328        876,517       1,036,634
                                   ==============  =============  ==============  ==============  =============  ==============


                                        BHFTI LOOMIS SAYLES               BHFTI METLIFE                  BHFTI MFS(R)
                                          GLOBAL MARKETS            MULTI-INDEX TARGETED RISK       RESEARCH INTERNATIONAL
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                       2018            2017            2018           2017            2018           2017
                                   -------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........      5,880,789       6,761,244    689,687,735     733,282,833      11,333,543     13,120,940
Units issued and transferred
   from other funding options....        461,247         592,870     42,420,641      42,539,347       2,061,420        700,417
Units redeemed and transferred
   to other funding options......    (1,358,363)     (1,473,325)   (93,220,825)    (86,134,445)     (3,288,121)    (2,487,814)
                                   -------------  --------------  -------------  --------------  --------------  -------------
Units end of year................      4,983,673       5,880,789    638,887,551     689,687,735      10,106,842     11,333,543
                                   =============  ==============  =============  ==============  ==============  =============

                                       BHFTI MORGAN STANLEY             BHFTI OPPENHEIMER                BHFTI PANAGORA
                                          MID CAP GROWTH                  GLOBAL EQUITY              GLOBAL DIVERSIFIED RISK
                                             DIVISION                       DIVISION                        DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                        2018           2017            2018           2017            2018            2017
                                   -------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........     13,380,312      14,691,729     15,776,074      16,415,762      80,775,666      74,593,960
Units issued and transferred
   from other funding options....      1,750,935       1,352,701      3,565,405       3,138,908       4,141,274      28,348,135
Units redeemed and transferred
   to other funding options......    (2,827,197)     (2,664,118)    (2,982,613)     (3,778,596)    (17,688,209)    (22,166,429)
                                   -------------  --------------  -------------  --------------  --------------  --------------
Units end of year................     12,304,050      13,380,312     16,358,866      15,776,074      67,228,731      80,775,666
                                   =============  ==============  =============  ==============  ==============  ==============


                                            BHFTI PIMCO                    BHFTI PIMCO                       BHFTI
                                     INFLATION PROTECTED BOND             TOTAL RETURN           SCHRODERS GLOBAL MULTI-ASSET
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2018           2017            2018           2017           2018            2017
                                   -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year..........     28,145,710      29,444,296     49,441,770      52,424,443    395,258,412     424,763,788
Units issued and transferred
   from other funding options....      2,367,559       3,946,131      5,135,111       5,919,475    300,782,846      17,227,523
Units redeemed and transferred
   to other funding options......    (6,573,648)     (5,244,717)   (12,734,230)     (8,902,148)   (94,196,840)    (46,732,899)
                                   -------------  --------------  -------------  --------------  -------------  --------------
Units end of year................     23,939,621      28,145,710     41,842,651      49,441,770    601,844,418     395,258,412
                                   =============  ==============  =============  ==============  =============  ==============

                                          BHFTI SCHRODERS                   BHFTI SSGA
                                       GLOBAL MULTI-ASSET II           GROWTH AND INCOME ETF          BHFTI SSGA GROWTH ETF
                                             DIVISION                        DIVISION                       DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                      2018 (a)         2017            2018            2017            2018           2017
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........      31,603,768     32,392,292      49,193,853      55,792,678      8,624,728       9,414,590
Units issued and transferred
   from other funding options....         435,175      3,474,394       1,146,995       1,427,147        566,355         542,921
Units redeemed and transferred
   to other funding options......    (32,038,943)    (4,262,918)     (8,699,114)     (8,025,972)    (1,437,885)     (1,332,783)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................              --     31,603,768      41,641,734      49,193,853      7,753,198       8,624,728
                                   ==============  =============  ==============  ==============  =============  ==============


                                        BHFTI T. ROWE PRICE            BHFTI T. ROWE PRICE                BHFTI TCW
                                          LARGE CAP VALUE                MID CAP GROWTH               CORE FIXED INCOME
                                             DIVISION                       DIVISION                      DIVISION
                                   -----------------------------  -----------------------------  ----------------------------
                                        2018           2017            2018           2017           2018            2017
                                   --------------  -------------  -------------  --------------  -------------  -------------

Units beginning of year..........          23,096         22,303     21,768,491      23,983,678         25,274         31,998
Units issued and transferred
   from other funding options....             551          5,544      2,414,342       2,390,090             --          2,533
Units redeemed and transferred
   to other funding options......         (2,651)        (4,751)    (5,123,091)     (4,605,277)        (1,409)        (9,257)
                                   --------------  -------------  -------------  --------------  -------------  -------------
Units end of year................          20,996         23,096     19,059,742      21,768,491         23,865         25,274
                                   ==============  =============  =============  ==============  =============  =============

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                          BHFTI VICTORY               BHFTI WELLS CAPITAL            BHFTII BAILLIE GIFFORD
                                     SYCAMORE MID CAP VALUE        MANAGEMENT MID CAP VALUE            INTERNATIONAL STOCK
                                            DIVISION                       DIVISION                         DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  -------------   --------------  --------------

Units beginning of year........      10,507,414      11,613,954          12,681         13,137        7,456,089       8,556,834
Units issued and transferred
   from other funding options..         724,755         891,549             293            616        1,204,756         443,472
Units redeemed and transferred
   to other funding options....     (2,133,466)     (1,998,089)           (440)        (1,072)      (1,735,564)     (1,544,217)
                                 --------------  --------------  --------------  -------------   --------------  --------------
Units end of year..............       9,098,703      10,507,414          12,534         12,681        6,925,281       7,456,089
                                 ==============  ==============  ==============  =============   ==============  ==============


                                       BHFTII BLACKROCK                BHFTII BLACKROCK               BHFTII BLACKROCK
                                          BOND INCOME                CAPITAL APPRECIATION           ULTRA-SHORT TERM BOND
                                           DIVISION                        DIVISION                       DIVISION
                                 -----------------------------  ------------------------------  -----------------------------
                                      2018           2017            2018            2017            2018           2017
                                 --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year........       9,495,090     10,189,467       5,314,588       5,990,155      4,077,356       4,242,132
Units issued and transferred
   from other funding options..       1,802,873      1,020,199       2,675,802         454,381      2,037,543       1,384,500
Units redeemed and transferred
   to other funding options....     (3,045,361)    (1,714,576)     (3,132,530)     (1,129,948)    (2,492,289)     (1,549,276)
                                 --------------  -------------  --------------  --------------  -------------  --------------
Units end of year..............       8,252,602      9,495,090       4,857,860       5,314,588      3,622,610       4,077,356
                                 ==============  =============  ==============  ==============  =============  ==============


                                       BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE
                                       ASSET ALLOCATION 20             ASSET ALLOCATION 40              ASSET ALLOCATION 60
                                            DIVISION                        DIVISION                         DIVISION
                                 -------------------------------  ------------------------------  ------------------------------
                                      2018             2017            2018            2017            2018            2017
                                 ---------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       26,632,640      30,580,692      68,087,417      78,507,145     213,872,364     240,019,648
Units issued and transferred
   from other funding options..        1,329,149       1,605,137       1,753,329       2,846,825       6,410,243       6,884,662
Units redeemed and transferred
   to other funding options....      (5,191,695)     (5,553,189)    (12,007,282)    (13,266,553)    (36,414,739)    (33,031,946)
                                 ---------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       22,770,094      26,632,640      57,833,464      68,087,417     183,867,868     213,872,364
                                 ===============  ==============  ==============  ==============  ==============  ==============


                                                                                                        BHFTII BRIGHTHOUSE/
                                       BHFTII BRIGHTHOUSE           BHFTII BRIGHTHOUSE/ARTISAN       DIMENSIONAL INTERNATIONAL
                                       ASSET ALLOCATION 80                 MID CAP VALUE                   SMALL COMPANY
                                            DIVISION                         DIVISION                        DIVISION
                                 -------------------------------  -------------------------------  ------------------------------
                                      2018            2017              2018            2017            2018            2017
                                 --------------  ---------------  ---------------  --------------  --------------  --------------

Units beginning of year........      98,239,149      108,427,987        4,884,190       5,613,562         353,646         396,617
Units issued and transferred
   from other funding options..       3,264,001        4,160,601        1,250,707         354,635          75,651          57,886
Units redeemed and transferred
   to other funding options....    (15,869,329)     (14,349,439)      (1,829,266)     (1,084,007)        (86,959)       (100,857)
                                 --------------  ---------------  ---------------  --------------  --------------  --------------
Units end of year..............      85,633,821       98,239,149        4,305,631       4,884,190         342,338         353,646
                                 ==============  ===============  ===============  ==============  ==============  ==============

                                                                      BHFTII BRIGHTHOUSE/
                                       BHFTII BRIGHTHOUSE/          WELLINGTON CORE EQUITY              BHFTII FRONTIER
                                       WELLINGTON BALANCED               OPPORTUNITIES                  MID CAP GROWTH
                                            DIVISION                       DIVISION                        DIVISION
                                 ------------------------------  -----------------------------  ------------------------------
                                      2018            2017            2018            2017           2018            2017
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........      10,336,562      11,309,419      11,256,241     12,871,913       6,921,843       7,660,214
Units issued and transferred
   from other funding options..         278,076         355,054       2,597,736        440,785         175,275         287,763
Units redeemed and transferred
   to other funding options....     (1,307,009)     (1,327,911)     (4,284,663)    (2,056,457)       (902,045)     (1,026,134)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............       9,307,629      10,336,562       9,569,314     11,256,241       6,195,073       6,921,843
                                 ==============  ==============  ==============  =============  ==============  ==============



                                                                            BHFTII                       BHFTII LOOMIS
                                     BHFTII JENNISON GROWTH      LOOMIS SAYLES SMALL CAP CORE       SAYLES SMALL CAP GROWTH
                                            DIVISION                       DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  -----------------------------
                                      2018            2017            2018            2017           2018            2017
                                 --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year........      14,946,828      16,378,562       3,862,700       4,342,911      2,468,467       2,721,567
Units issued and transferred
   from other funding options..       4,054,234       2,774,059       1,547,099         309,418        851,282         350,340
Units redeemed and transferred
   to other funding options....     (5,123,123)     (4,205,793)     (2,008,926)       (789,629)      (818,588)       (603,440)
                                 --------------  --------------  --------------  --------------  -------------  --------------
Units end of year..............      13,877,939      14,946,828       3,400,873       3,862,700      2,501,161       2,468,467
                                 ==============  ==============  ==============  ==============  =============  ==============

                                          BHFTII METLIFE                  BHFTII METLIFE                     BHFTII
                                       AGGREGATE BOND INDEX             MID CAP STOCK INDEX        METLIFE MSCI EAFE(R) INDEX
                                             DIVISION                        DIVISION                       DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2018            2017           2018            2017           2018            2017
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........      64,574,871     67,082,177      16,065,965      17,710,513     30,129,062      34,611,269
Units issued and transferred
   from other funding options....       6,508,568      8,681,776       1,482,360       1,661,104      3,860,582       2,000,862
Units redeemed and transferred
   to other funding options......    (14,333,116)   (11,189,082)     (3,283,685)     (3,305,652)    (5,298,743)     (6,483,069)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................      56,750,323     64,574,871      14,264,640      16,065,965     28,690,901      30,129,062
                                   ==============  =============  ==============  ==============  =============  ==============


                                              BHFTII                          BHFTII                         BHFTII
                                   METLIFE RUSSELL 2000(R) INDEX        METLIFE STOCK INDEX            MFS(R) TOTAL RETURN
                                             DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  -----------------------------  -----------------------------
                                        2018           2017             2018           2017            2018            2017
                                   -------------  --------------   --------------  -------------  --------------  -------------

Units beginning of year..........     10,459,851      11,262,895       37,306,057     41,650,103       3,778,366      4,213,037
Units issued and transferred
   from other funding options....      1,324,048       1,402,837        2,803,382      2,270,070       1,378,803        249,028
Units redeemed and transferred
   to other funding options......    (2,330,076)     (2,205,881)      (7,017,619)    (6,614,116)     (1,835,133)      (683,699)
                                   -------------  --------------   --------------  -------------  --------------  -------------
Units end of year................      9,453,823      10,459,851       33,091,820     37,306,057       3,322,036      3,778,366
                                   =============  ==============   ==============  =============  ==============  =============

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                                                             BHFTII
                                        BHFTII MFS(R) VALUE           BHFTII MFS(R) VALUE II        NEUBERGER BERMAN GENESIS
                                             DIVISION                        DIVISION                       DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2018            2017         2018 (a)          2017            2018           2017
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........      20,677,338     23,336,266      12,582,216      13,722,798      9,828,019      11,028,717
Units issued and transferred
   from other funding options....      43,375,774      1,568,234         374,437       1,798,783        969,840         563,212
Units redeemed and transferred
   to other funding options......    (11,493,915)    (4,227,162)    (12,956,653)     (2,939,365)    (2,118,684)     (1,763,910)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................      52,559,197     20,677,338              --      12,582,216      8,679,175       9,828,019
                                   ==============  =============  ==============  ==============  =============  ==============


                                        BHFTII T. ROWE PRICE           BHFTII T. ROWE PRICE              BHFTII VAN ECK
                                          LARGE CAP GROWTH               SMALL CAP GROWTH           GLOBAL NATURAL RESOURCES
                                              DIVISION                       DIVISION                       DIVISION
                                   ------------------------------  -----------------------------  ------------------------------
                                        2018            2017            2018            2017           2018            2017
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      18,998,068      20,326,210      10,715,353     11,498,401       2,921,930       2,736,220
Units issued and transferred
   from other funding options....       2,419,023       2,808,055         990,362      1,160,544         562,897         871,443
Units redeemed and transferred
   to other funding options......     (4,201,036)     (4,136,197)     (2,048,240)    (1,943,592)       (797,205)       (685,733)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      17,216,055      18,998,068       9,657,475     10,715,353       2,687,622       2,921,930
                                   ==============  ==============  ==============  =============  ==============  ==============

                                     BHFTII WESTERN ASSET
                                     MANAGEMENT STRATEGIC            BHFTII WESTERN ASSET                  BLACKROCK
                                      BOND OPPORTUNITIES          MANAGEMENT U.S. GOVERNMENT        GLOBAL ALLOCATION V.I.
                                           DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      15,854,082      17,633,082       9,021,983       9,582,786           4,188          25,590
Units issued and transferred
   from other funding options..       1,926,343       1,548,493       1,233,035       1,247,608           1,095           2,408
Units redeemed and transferred
   to other funding options....     (4,049,078)     (3,327,493)     (2,481,436)     (1,808,411)         (1,073)        (23,810)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............      13,731,347      15,854,082       7,773,582       9,021,983           4,210           4,188
                                 ==============  ==============  ==============  ==============  ==============  ==============



                                                                                                           DELAWARE
                                    CALVERT VP SRI BALANCED         CALVERT VP SRI MID CAP            VIP SMALL CAP VALUE
                                           DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       1,186,460       1,327,240         145,874         186,977          14,842          25,822
Units issued and transferred
   from other funding options..          53,540          62,878           8,709          12,518           1,043           6,250
Units redeemed and transferred
   to other funding options....       (176,408)       (203,658)        (28,278)        (53,621)         (9,893)        (17,230)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       1,063,592       1,186,460         126,305         145,874           5,992          14,842
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                           FIDELITY(R)
                                         VIP CONTRAFUND            FIDELITY(R) VIP EQUITY-INCOME    FIDELITY(R) VIP FREEDOM 2020
                                            DIVISION                         DIVISION                         DIVISION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2018             2017            2018             2017             2018            2017
                                 ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year........           89,664         161,557        2,048,365       2,327,096           63,006          98,961
Units issued and transferred
   from other funding options..            2,826          14,938        1,160,922          56,808           19,669          28,432
Units redeemed and transferred
   to other funding options....         (19,772)        (86,831)      (1,393,911)       (335,539)         (26,400)        (64,387)
                                 ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year..............           72,718          89,664        1,815,376       2,048,365           56,275          63,006
                                 ===============  ==============  ===============  ==============  ===============  ==============


                                                                                                    FIDELITY(R) VIP
                                  FIDELITY(R) VIP FREEDOM 2025     FIDELITY(R) VIP FREEDOM 2030      FREEDOM 2035
                                            DIVISION                         DIVISION                  DIVISION
                                 -------------------------------  -------------------------------  ----------------
                                       2018            2017             2018            2017           2018 (b)
                                 ---------------  --------------  ---------------  --------------  ----------------

Units beginning of year........           38,578          79,781          139,649         115,111               --
Units issued and transferred
   from other funding options..           34,949          30,413           17,341         112,071            9,423
Units redeemed and transferred
   to other funding options....         (15,249)        (71,616)          (7,122)        (87,533)          (5,205)
                                 ---------------  --------------  ---------------  --------------  ----------------
Units end of year..............           58,278          38,578          149,868         139,649            4,218
                                 ===============  ==============  ===============  ==============  ================

                                                                 FIDELITY(R) VIP
                                  FIDELITY(R) VIP FREEDOM 2040    FREEDOM 2045     FIDELITY(R) VIP FREEDOM 2050
                                            DIVISION                DIVISION                 DIVISION
                                 ------------------------------  ---------------  ------------------------------
                                      2018            2017          2018 (b)           2018            2017
                                 --------------  --------------  --------------   --------------  --------------

Units beginning of year........          18,419           7,760              --            8,553           6,075
Units issued and transferred
   from other funding options..           5,137          14,593           6,055            9,650           7,180
Units redeemed and transferred
   to other funding options....         (4,247)         (3,934)         (1,244)          (4,474)         (4,702)
                                 --------------  --------------  --------------   --------------  --------------
Units end of year..............          19,309          18,419           4,811           13,729           8,553
                                 ==============  ==============  ==============   ==============  ==============


                                           FIDELITY(R)                     FIDELITY(R)                   FIDELITY(R) VIP
                                      VIP FUNDSMANAGER 50%            VIP FUNDSMANAGER 60%           GOVERNMENT MONEY MARKET
                                            DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  -------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  --------------  --------------  ---------------

Units beginning of year........      21,200,158      22,355,817      19,728,179      22,614,243         311,112          379,214
Units issued and transferred
   from other funding options..          88,690          86,412          15,389          26,377         289,526          130,667
Units redeemed and transferred
   to other funding options....     (2,597,963)     (1,242,071)     (2,536,443)     (2,912,441)       (270,287)        (198,769)
                                 --------------  --------------  --------------  --------------  --------------  ---------------
Units end of year..............      18,690,885      21,200,158      17,207,125      19,728,179         330,351          311,112
                                 ==============  ==============  ==============  ==============  ==============  ===============

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                            FIDELITY(R)                      FIDELITY(R)
                                      FIDELITY(R) VIP GROWTH         VIP INVESTMENT GRADE BOND               VIP MID CAP
                                             DIVISION                        DIVISION                         DIVISION
                                 --------------------------------  ------------------------------  ------------------------------
                                      2018              2017            2018            2017            2018            2017
                                 ---------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year........          980,268        1,115,679         293,120         365,398          81,118          92,941
Units issued and transferred
   from other funding options..           41,735           34,152          24,756          34,876             190           6,610
Units redeemed and transferred
   to other funding options....        (142,047)        (169,563)        (61,940)       (107,154)        (21,977)        (18,433)
                                 ---------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..............          879,956          980,268         255,936         293,120          59,331          81,118
                                 ===============  ===============  ==============  ==============  ==============  ==============


                                        FTVIPT TEMPLETON                      FTVIPT
                                     DEVELOPING MARKETS VIP            TEMPLETON FOREIGN VIP          IVY VIP ASSET STRATEGY
                                            DIVISION                         DIVISION                        DIVISION
                                 ------------------------------  --------------------------------  ------------------------------
                                      2018            2017            2018             2017             2018            2017
                                 --------------  --------------  ---------------  ---------------  --------------  --------------

Units beginning of year........          83,878         168,845              159              353             167             183
Units issued and transferred
   from other funding options..          10,248          25,811               --              616               5               5
Units redeemed and transferred
   to other funding options....         (5,204)       (110,778)               --            (810)            (44)            (21)
                                 --------------  --------------  ---------------  ---------------  --------------  --------------
Units end of year..............          88,922          83,878              159              159             128             167
                                 ==============  ==============  ===============  ===============  ==============  ==============

                                                                       LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                    JANUS HENDERSON ENTERPRISE        VARIABLE APPRECIATION       VARIABLE DIVIDEND STRATEGY
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                        2018           2017            2018            2017           2018            2017
                                   --------------  -------------  --------------  -------------  --------------  --------------

Units beginning of year..........          15,309         31,893           6,486          5,096          46,671          52,618
Units issued and transferred
   from other funding options....             286          2,537             114          1,552           1,103           3,419
Units redeemed and transferred
   to other funding options......         (4,678)       (19,121)           (727)          (162)         (1,976)         (9,366)
                                   --------------  -------------  --------------  -------------  --------------  --------------
Units end of year................          10,917         15,309           5,873          6,486          45,798          46,671
                                   ==============  =============  ==============  =============  ==============  ==============


                                        LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE                   LMPVIT
                                     VARIABLE LARGE CAP GROWTH        VARIABLE SMALL CAP GROWTH       WESTERN ASSET CORE PLUS
                                             DIVISION                         DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  -----------------------------
                                        2018            2017            2018            2017           2018            2017
                                   --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........         132,067         224,143           6,825          12,622         31,136          51,470
Units issued and transferred
   from other funding options....          20,505          31,352             259           1,436          1,741          19,420
Units redeemed and transferred
   to other funding options......        (24,369)       (123,428)         (3,433)         (7,233)        (7,408)        (39,754)
                                   --------------  --------------  --------------  --------------  -------------  --------------
Units end of year................         128,203         132,067           3,651           6,825         25,469          31,136
                                   ==============  ==============  ==============  ==============  =============  ==============

                                                                                                            PIMCO VIT
                                          MORGAN STANLEY               OPPENHEIMER GLOBAL            COMMODITYREALRETURN(R)
                                     VIF GLOBAL INFRASTRUCTURE     MULTI-ALTERNATIVES FUND/VA               STRATEGY
                                             DIVISION                       DIVISION                        DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2018           2017            2018          2017 (c)         2018            2017
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........           4,622          4,158           1,578              --          6,917           6,890
Units issued and transferred
   from other funding options....           1,743          1,158              --           1,578             79           2,358
Units redeemed and transferred
   to other funding options......         (1,245)          (694)              --              --        (1,137)         (2,331)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................           5,120          4,622           1,578           1,578          5,859           6,917
                                   ==============  =============  ==============  ==============  =============  ==============



                                                                            PIMCO VIT             TAP 1919 VARIABLE SOCIALLY
                                      PIMCO VIT DYNAMIC BOND          EMERGING MARKETS BOND           RESPONSIVE BALANCED
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                       2018            2017            2018           2017            2018           2017
                                   -------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........         11,816          11,278          6,421           8,142           4,430          1,649
Units issued and transferred
   from other funding options....          5,615             936            110           1,408           1,062          3,765
Units redeemed and transferred
   to other funding options......        (9,093)           (398)          (531)         (3,129)           (504)          (984)
                                   -------------  --------------  -------------  --------------  --------------  -------------
Units end of year................          8,338          11,816          6,000           6,421           4,988          4,430
                                   =============  ==============  =============  ==============  ==============  =============

(a) For the period January 1, 2018 to April 27, 2018.
(b) For the period April 30, 2018 to December 31, 2018.
(c) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, series, or portfolio, and total return ratios for the respective stated periods in the five years ended December 31, 2018:

                                                          AS OF DECEMBER 31
                                           -----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  ---------------
  American Funds(R) Bond Division    2018     4,211,306      1.01 - 21.27       74,861,593
                                     2017     4,884,182      1.03 - 21.56       88,742,232
                                     2016     5,189,712      1.01 - 20.94       92,324,388
                                     2015     5,343,073      0.99 - 20.47       93,643,199
                                     2014     5,917,641     14.68 - 20.55      105,024,754

  American Funds(R) Global Growth    2018        48,260              5.21          251,565
     Division (Commenced             2017        64,628              5.78          373,749
     10/31/2013 and began            2016       124,565              4.44          552,875
     transactions in 2016)

  American Funds(R) Global           2018    10,120,809      3.85 - 45.89      391,323,313
     Small Capitalization Division   2017    11,417,354      4.37 - 51.69      501,546,451
                                     2016    12,941,976      3.53 - 41.36      458,931,633
                                     2015    14,155,887      3.51 - 40.82      497,974,630
                                     2014    15,709,137      3.56 - 41.02      552,526,997

  American Funds(R) Growth Division  2018     2,922,123     1.79 - 420.04      911,540,508
                                     2017     3,364,829     1.82 - 424.27    1,071,645,690
                                     2016     3,811,794     1.44 - 333.19      963,320,699
                                     2015     4,232,055     1.35 - 306.61      997,764,490
                                     2014     4,789,973     1.28 - 289.09    1,071,813,826

  American Funds(R) Growth-Income    2018     3,405,907    20.20 - 271.82      704,784,793
     Division                        2017     3,958,831    20.90 - 278.86      845,856,636
                                     2016     4,507,518    17.35 - 229.57      798,505,698
                                     2015     4,944,457    15.81 - 207.40      797,586,116
                                     2014     5,420,861    15.84 - 205.97      871,662,648

  BHFTI AB Global Dynamic            2018   102,653,570     12.10 - 13.07    1,327,086,693
     Allocation Division             2017   116,190,138     13.28 - 14.20    1,634,691,183
                                     2016   127,172,700     11.94 - 12.64    1,594,255,019
                                     2015   130,172,083     11.77 - 12.33    1,594,775,590
                                     2014   131,033,623     11.93 - 12.37    1,616,024,275

  BHFTI Allianz Global               2018            --                --               --
     Investors Dynamic               2017    68,135,638       1.14 - 1.17       79,721,572
     Multi-Asset Plus Division       2016    72,586,643       1.01 - 1.03       74,463,734
     (Commenced 04/28/2014 and       2015    56,051,809       1.01 - 1.02       57,080,060
     closed 4/27/2018)               2014    11,555,790              1.04       12,033,381

  BHFTI American Funds(R)            2018    51,701,013      1.50 - 16.55      773,156,170
     Balanced Allocation Division    2017    58,085,561      1.59 - 17.34      919,484,643
                                     2016    62,532,762      1.38 - 14.89      854,544,975
                                     2015    62,147,594      1.29 - 13.87      802,015,862
                                     2014    62,423,987      1.32 - 14.01      823,208,734

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           ---------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           --------------  ----------------  -----------------
  American Funds(R) Bond Division    2018       2.31         0.50 - 2.15       (2.84) - (1.36)
                                     2017       1.88         0.50 - 2.15           1.31 - 3.00
                                     2016       1.67         0.50 - 2.15           0.60 - 2.28
                                     2015       1.62         0.50 - 2.30       (2.01) - (0.37)
                                     2014       1.87         0.50 - 2.55           2.63 - 4.60

  American Funds(R) Global Growth    2018       0.60                0.90                (9.86)
     Division (Commenced             2017       0.53                0.90                 30.30
     10/31/2013 and began            2016       1.37                0.90                (0.28)
     transactions in 2016)

  American Funds(R) Global           2018       0.08         0.50 - 2.50     (12.77) - (11.13)
     Small Capitalization Division   2017       0.43         0.50 - 2.50         22.80 - 25.08
                                     2016       0.24         0.50 - 2.50         (0.42) - 1.44
                                     2015         --         0.50 - 2.55       (6.41) - (0.38)
                                     2014       0.12         0.50 - 2.55         (0.45) - 1.46

  American Funds(R) Growth Division  2018       0.42         0.50 - 2.35       (2.58) - (1.00)
                                     2017       0.49         0.50 - 2.35         25.32 - 27.34
                                     2016       0.76         0.50 - 2.35           6.95 - 8.67
                                     2015       0.58         0.50 - 2.35           4.38 - 6.17
                                     2014       0.77         0.50 - 2.55           5.78 - 7.81

  American Funds(R) Growth-Income    2018       1.35         0.50 - 2.35       (4.08) - (2.52)
     Division                        2017       1.36         0.50 - 2.35         19.55 - 21.47
                                     2016       1.46         0.50 - 2.35          8.88 - 10.69
                                     2015       1.28         0.50 - 2.55         (1.10) - 0.80
                                     2014       1.27         0.50 - 2.55           7.85 - 9.92

  BHFTI AB Global Dynamic            2018       1.66         1.10 - 2.10       (8.91) - (7.99)
     Allocation Division             2017       1.48         1.10 - 2.10         11.26 - 12.38
                                     2016       1.59         1.10 - 2.10           1.44 - 2.46
                                     2015       3.26         1.10 - 2.10       (1.51) - (0.52)
                                     2014       1.94         1.15 - 2.15           5.06 - 6.12

  BHFTI Allianz Global               2018       2.02         1.15 - 2.00       (2.67) - (2.40)
     Investors Dynamic               2017       1.51         1.15 - 2.00         13.21 - 14.17
     Multi-Asset Plus Division       2016       0.05         1.15 - 2.00         (0.02) - 0.83
     (Commenced 04/28/2014 and       2015       1.82         1.15 - 2.00       (2.94) - (2.12)
     closed 4/27/2018)               2014       0.87         1.15 - 2.15           3.84 - 4.55

  BHFTI American Funds(R)            2018       1.46         0.50 - 2.10       (6.31) - (4.58)
     Balanced Allocation Division    2017       1.49         0.50 - 2.10         14.44 - 16.44
                                     2016       1.62         0.50 - 2.10           5.57 - 7.34
                                     2015       1.39         0.50 - 2.10       (2.77) - (0.97)
                                     2014       1.26         0.50 - 2.30           3.64 - 5.70

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                             UNITS        HIGHEST ($)      ASSETS ($)
                                         -------------  ---------------  --------------
  BHFTI American Funds(R)          2018     25,965,628     1.56 - 16.87     403,169,471
     Growth Allocation Division    2017     28,757,029     1.67 - 17.99     479,556,343
                                   2016     30,410,462     1.44 - 14.90     423,353,677
                                   2015     31,243,407     1.33 - 13.75     404,659,720
                                   2014     32,454,186    12.33 - 13.92     428,719,024

  BHFTI American Funds(R)          2018     16,299,179     1.98 - 20.08     315,250,770
     Growth Division               2017     20,103,266     2.01 - 20.37     395,973,373
                                   2016     23,833,859     1.59 - 16.08     371,921,161
                                   2015     25,483,182     1.47 - 14.88     369,229,553
                                   2014     27,479,262    12.93 - 13.92     379,282,255

  BHFTI American Funds(R)          2018     54,921,254     1.48 - 15.47     782,649,526
     Moderate Allocation Division  2017     63,563,450     1.55 - 16.10     949,575,557
                                   2016     70,805,087     1.38 - 14.32     943,720,963
                                   2015     73,866,251    11.89 - 13.45     936,586,101
                                   2014     76,352,619    12.07 - 13.62     987,325,915

  BHFTI AQR Global Risk            2018     91,641,725     9.84 - 11.07   1,003,736,398
     Balanced Division             2017    104,234,505    10.64 - 11.96   1,234,346,275
                                   2016    115,858,295     9.81 - 11.01   1,265,046,973
                                   2015    126,093,556     9.12 - 10.21   1,279,345,923
                                   2014    138,096,106    10.21 - 11.40   1,568,831,639

  BHFTI BlackRock Global           2018    135,196,017    11.50 - 12.42   1,660,961,194
     Tactical Strategies Division  2017    151,440,679    12.70 - 13.53   2,029,561,004
                                   2016    166,138,266    11.44 - 12.07   1,989,443,856
                                   2015    172,629,165    11.18 - 11.69   2,004,095,320
                                   2014    173,246,218    11.38 - 11.81   2,038,618,922

  BHFTI BlackRock High Yield       2018         36,446     3.21 - 30.61         389,657
     Division (Commenced           2017         33,615     3.33 - 31.86         413,602
     12/13/2013 and began          2016         35,582     3.12 - 29.89         331,029
     transactions in 2014)         2015         13,360     2.76 - 26.52         172,276
                                   2014          5,135     2.90 - 27.94          15,808

  BHFTI Brighthouse Asset          2018     10,018,424     1.97 - 36.34     204,491,233
     Allocation 100 Division       2017     10,787,709     2.14 - 40.84     248,628,040
                                   2016     11,416,804     1.76 - 33.59     218,682,416
                                   2015     11,824,914     1.63 - 31.18     214,215,734
                                   2014     12,211,757     1.68 - 32.14     230,931,939

  BHFTI Brighthouse Balanced       2018    237,803,627    12.98 - 14.07   3,308,331,916
     Plus Division                 2017    254,482,460    14.31 - 15.35   3,869,437,236
                                   2016    267,191,129    12.36 - 13.12   3,476,074,955
                                   2015    269,246,848    11.65 - 12.24   3,272,800,741
                                   2014    257,684,739    12.41 - 12.88   3,306,532,931

  BHFTI Brighthouse Small Cap      2018        568,395     2.93 - 31.36      15,380,952
     Value Division                2017        611,465     3.49 - 37.18      19,791,285
                                   2016        648,258     3.15 - 33.45      18,727,164
                                   2015        655,473    22.19 - 25.61      15,330,460
                                   2014        671,658    23.82 - 27.21      16,801,002



                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  BHFTI American Funds(R)          2018      1.21         0.50 - 2.15       (7.78) - (6.24)
     Growth Allocation Division    2017      1.24         0.50 - 2.15         18.77 - 20.74
                                   2016      1.31         0.50 - 2.15           6.64 - 8.42
                                   2015      1.31         0.50 - 2.30       (3.01) - (1.25)
                                   2014      1.02         0.50 - 2.30           3.97 - 5.86

  BHFTI American Funds(R)          2018      0.39         0.95 - 2.25       (2.73) - (1.44)
     Growth Division               2017      0.40         0.95 - 2.25         25.06 - 26.70
                                   2016      0.30         0.95 - 2.25           6.67 - 8.07
                                   2015      0.87         0.95 - 2.25           1.83 - 5.33
                                   2014      0.55         1.15 - 2.25           0.53 - 6.95

  BHFTI American Funds(R)          2018      1.73         0.50 - 2.10       (5.43) - (3.90)
     Moderate Allocation Division  2017      1.77         0.50 - 2.10         10.62 - 12.40
                                   2016      1.91         0.50 - 2.10           4.79 - 6.48
                                   2015      1.49         0.50 - 2.10       (2.79) - (1.22)
                                   2014      1.45         0.50 - 2.30           3.68 - 5.57

  BHFTI AQR Global Risk            2018      0.38         1.10 - 2.05       (8.26) - (7.38)
     Balanced Division             2017      1.71         1.10 - 2.10           7.53 - 8.60
                                   2016        --         1.10 - 2.15           6.64 - 7.77
                                   2015      5.49         1.10 - 2.15      (11.50) - (4.32)
                                   2014        --         1.15 - 2.15           1.79 - 2.81

  BHFTI BlackRock Global           2018      1.42         1.10 - 2.10       (9.12) - (8.20)
     Tactical Strategies Division  2017      0.67         1.10 - 2.05         11.02 - 12.07
                                   2016      1.45         1.10 - 2.05           2.31 - 3.29
                                   2015      1.53         1.10 - 2.05       (2.14) - (1.20)
                                   2014      1.12         1.15 - 2.15           3.66 - 4.70

  BHFTI BlackRock High Yield       2018      4.97         0.90 - 1.60       (4.42) - (3.46)
     Division (Commenced           2017      5.40         0.90 - 1.60           6.05 - 7.10
     12/13/2013 and began          2016      5.83         0.90 - 1.60         12.17 - 13.24
     transactions in 2014)         2015      5.69         1.10 - 1.60       (5.57) - (4.84)
                                   2014        --         0.90 - 1.15         (1.82) - 2.48

  BHFTI Brighthouse Asset          2018      1.12         0.50 - 2.05     (11.90) - (10.52)
     Allocation 100 Division       2017      1.34         0.50 - 2.05         20.45 - 22.32
                                   2016      2.39         0.50 - 2.05           6.77 - 8.43
                                   2015      1.40         0.50 - 2.05       (4.00) - (2.50)
                                   2014      0.81         0.50 - 2.05           2.96 - 4.56

  BHFTI Brighthouse Balanced       2018      1.67         1.10 - 2.15       (9.34) - (8.38)
     Plus Division                 2017      1.55         1.10 - 2.15         15.82 - 17.04
                                   2016      2.87         1.10 - 2.15           6.06 - 7.18
                                   2015      2.09         1.10 - 2.15       (6.13) - (5.14)
                                   2014      1.73         1.15 - 2.15           7.32 - 8.39

  BHFTI Brighthouse Small Cap      2018      1.04         0.50 - 1.60     (16.59) - (15.66)
     Value Division                2017      0.91         0.50 - 1.55          9.99 - 11.14
                                   2016      1.05         0.50 - 1.55         29.24 - 30.60
                                   2015      0.09         0.50 - 1.55       (6.86) - (5.88)
                                   2014      0.04         0.50 - 1.55           0.15 - 1.21



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                            AS OF DECEMBER 31
                                             ----------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO           NET
                                                 UNITS        HIGHEST ($)      ASSETS ($)
                                             ------------  ----------------  --------------
  BHFTI Brighthouse/Aberdeen           2018     4,595,166      1.12 - 10.81      47,553,441
     Emerging Markets Equity           2017     4,781,863      1.32 - 12.72      58,423,937
     Division                          2016     5,375,922      1.03 - 10.01      51,521,589
                                       2015     5,630,392       7.99 - 9.06      49,518,855
                                       2014     5,102,751      1.09 - 10.43      52,734,725

  BHFTI Brighthouse/Artisan            2018           208              9.65           2,006
     International Division            2017           256             10.98           2,810
     (Commenced 11/19/2014             2016           313              8.47           2,647
     and began transactions in 2015)   2015           308              9.46           2,913

  BHFTI Brighthouse/Eaton              2018     2,481,218     11.15 - 12.11      29,267,597
     Vance Floating Rate Division      2017     2,489,148     11.34 - 12.20      29,625,659
                                       2016     2,268,533     11.17 - 11.90      26,476,747
                                       2015     1,831,052     10.43 - 11.01      19,924,175
                                       2014     1,809,222     10.74 - 11.20      20,128,137

  BHFTI Brighthouse/Franklin           2018     7,585,943      9.23 - 10.56      75,568,731
     Low Duration Total Return         2017     8,361,024      9.56 - 10.57      83,966,094
     Division                          2016     8,173,168      9.63 - 10.48      82,027,391
                                       2015     8,644,210      9.52 - 10.22      85,200,113
                                       2014     9,626,185      9.76 - 10.33      96,688,495

  BHFTI Brighthouse/Templeton          2018       489,079     11.71 - 12.97       6,165,086
     International Bond Division       2017       589,796     11.83 - 12.96       7,449,814
                                       2016       610,154     12.06 - 13.07       7,790,764
                                       2015       611,605     12.19 - 13.08       7,837,819
                                       2014       617,146     12.98 - 13.62       8,355,488

  BHFTI Brighthouse/Wellington         2018    10,177,126     2.12 - 427.76     636,225,847
     Large Cap Research Division       2017    11,512,938     2.28 - 455.44     764,291,187
                                       2016    12,937,320     1.89 - 372.76     703,695,885
                                       2015    14,241,297    10.89 - 343.28     724,175,878
                                       2014    15,681,974    10.57 - 327.95     776,280,727

  BHFTI Clarion Global Real            2018     9,504,197      1.93 - 20.43     172,053,744
     Estate Division                   2017    10,875,352      2.13 - 22.47     218,280,039
                                       2016    12,014,777      1.94 - 20.39     220,012,334
                                       2015    12,591,472      1.94 - 20.32     233,288,277
                                       2014    13,729,569      1.98 - 20.71     260,956,015

  BHFTI ClearBridge Aggressive         2018    24,657,864     1.61 - 362.64     444,649,592
     Growth Division                   2017    29,749,965     1.75 - 392.14     575,606,365
                                       2016    34,182,457     1.49 - 332.84     556,843,925
                                       2015    38,732,875     1.47 - 325.77     615,095,439
                                       2014    40,881,802     1.55 - 341.18     672,850,047

  BHFTI Fidelity Institutional         2018    36,441,983     10.21 - 10.98     396,922,182
     Asset Management(R)               2017    41,565,748     10.44 - 11.12     458,735,090
     Government Income Division        2016    47,006,535     10.39 - 10.99     511,947,386
                                       2015    46,949,292     10.52 - 10.97     511,078,026
                                       2014    48,686,003     10.63 - 11.02     534,446,057



                                                       FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------
  BHFTI Brighthouse/Aberdeen           2018      2.60         0.90 - 2.25     (16.10) - (14.69)
     Emerging Markets Equity           2017      1.09         0.90 - 2.25         25.48 - 27.44
     Division                          2016      0.97         0.90 - 2.25          9.02 - 10.83
                                       2015      1.79         0.95 - 2.25      (15.73) - (2.68)
                                       2014      0.84         0.90 - 2.25       (8.60) - (7.07)

  BHFTI Brighthouse/Artisan            2018      1.22                1.35               (12.11)
     International Division            2017      1.08                1.35                 29.58
     (Commenced 11/19/2014             2016      0.90                1.35               (10.49)
     and began transactions in 2015)   2015      0.74                1.35                (4.78)

  BHFTI Brighthouse/Eaton              2018      3.53         1.10 - 2.05       (1.74) - (0.79)
     Vance Floating Rate Division      2017      3.78         1.10 - 2.05           1.58 - 2.55
                                       2016      3.80         1.10 - 2.05           7.05 - 8.07
                                       2015      3.48         1.10 - 2.05       (2.85) - (1.92)
                                       2014      3.50         1.15 - 2.05       (1.31) - (0.42)

  BHFTI Brighthouse/Franklin           2018      1.77         0.50 - 2.25       (1.81) - (0.07)
     Low Duration Total Return         2017      1.43         0.50 - 2.00         (0.67) - 0.83
     Division                          2016      2.92         0.50 - 2.00           1.09 - 2.62
                                       2015      3.05         0.50 - 2.00       (2.59) - (0.89)
                                       2014      2.12         0.50 - 2.05         (0.99) - 0.55

  BHFTI Brighthouse/Templeton          2018        --         0.95 - 2.00         (1.01) - 0.04
     International Bond Division       2017        --         0.95 - 2.00       (1.84) - (0.80)
                                       2016        --         0.95 - 2.00       (1.12) - (0.08)
                                       2015      8.18         0.95 - 2.00         (6.06) - 0.75
                                       2014      4.57         1.15 - 2.00       (2.25) - (0.02)

  BHFTI Brighthouse/Wellington         2018      1.00         0.00 - 2.50       (8.49) - (6.08)
     Large Cap Research Division       2017      1.05         0.00 - 2.50         19.14 - 22.18
                                       2016      2.40         0.00 - 2.50           5.78 - 8.59
                                       2015      0.91       (0.08) - 2.50           2.09 - 4.67
                                       2014      0.91       (0.08) - 2.50         10.89 - 13.87

  BHFTI Clarion Global Real            2018      5.96         0.50 - 2.25      (10.69) - (8.95)
     Estate Division                   2017      3.47         0.50 - 2.25          8.29 - 10.26
                                       2016      2.09         0.50 - 2.25         (1.37) - 0.50
                                       2015      3.83         0.50 - 2.25         (3.60) - 3.43
                                       2014      1.60         0.50 - 2.30          1.06 - 12.94

  BHFTI ClearBridge Aggressive         2018      0.61         0.50 - 2.25       (9.14) - (7.41)
     Growth Division                   2017      0.75         0.50 - 2.25         15.78 - 17.93
                                       2016      0.43         0.50 - 2.25           0.40 - 2.32
                                       2015      0.25         0.50 - 2.25       (6.17) - (4.43)
                                       2014      0.07         0.50 - 2.30          1.57 - 18.35

  BHFTI Fidelity Institutional         2018      2.79         1.15 - 2.10       (2.15) - (1.21)
     Asset Management(R)               2017      2.20         1.15 - 2.10           0.47 - 1.43
     Government Income Division        2016      2.08         1.10 - 2.10         (0.79) - 0.21
                                       2015      2.33         1.10 - 2.00       (1.56) - (0.67)
                                       2014      2.60         1.15 - 2.15           5.27 - 6.33



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTI Harris Oakmark           2018    15,932,818     2.48 - 29.06     398,451,152
     International Division      2017    16,803,885     3.29 - 38.42     554,231,973
                                 2016    19,261,195     2.55 - 29.60     494,276,831
                                 2015    20,998,453     2.38 - 27.50     503,695,677
                                 2014    21,821,539     2.51 - 28.95     553,476,475

  BHFTI Invesco Balanced-Risk    2018   401,048,107     1.10 - 11.70     462,317,377
     Allocation Division         2017   445,688,739      1.19 - 1.25     556,009,732
                                 2016   454,902,610      1.10 - 1.15     522,371,527
                                 2015   436,683,517     1.01 - 10.52     454,441,516
                                 2014   416,774,221      1.08 - 1.10     458,464,882

  BHFTI Invesco Comstock         2018         6,957     1.26 - 18.94          49,587
     Division (Commenced         2017        10,379     1.45 - 21.80          47,958
     12/13/2013 and began        2016         7,061     1.24 - 18.67          14,408
     transactions in 2015)       2015           549    15.67 - 16.10           8,672

  BHFTI Invesco Small Cap        2018     1,509,587     3.17 - 36.68      47,102,731
     Growth Division             2017     1,615,884     3.53 - 40.53      56,474,486
                                 2016     1,830,196     2.85 - 32.50      51,145,397
                                 2015     1,959,481     2.60 - 29.31      50,546,958
                                 2014     2,037,765     2.68 - 29.97      54,115,294

  BHFTI JPMorgan Core Bond       2018     7,254,348     9.85 - 11.41      81,327,656
     Division                    2017     8,421,961    10.01 - 11.54      95,678,197
                                 2016     8,737,449     9.84 - 11.30      97,321,513
                                 2015     8,785,778     9.78 - 11.19      97,049,152
                                 2014     8,518,360    10.46 - 11.26      94,969,104

  BHFTI JPMorgan Global          2018   605,342,000     1.23 - 13.14     788,207,295
     Active Allocation Division  2017   606,636,328     1.35 - 14.32     861,680,922
                                 2016   658,264,125     1.18 - 12.41     811,489,227
                                 2015   631,444,568     1.18 - 12.19     765,909,740
                                 2014   549,720,767      1.19 - 1.22     669,115,337

  BHFTI JPMorgan Small Cap       2018       876,517     2.24 - 21.10      17,643,222
     Value Division              2017     1,036,634     2.62 - 24.78      24,628,939
                                 2016     1,149,179     2.55 - 24.25      26,497,515
                                 2015     1,050,675     1.97 - 18.69      19,373,472
                                 2014     1,047,237    18.72 - 20.42      21,130,600

  BHFTI Loomis Sayles Global     2018     4,983,673     1.73 - 20.87      98,196,428
     Markets Division            2017     5,880,789     1.85 - 22.30     124,432,486
                                 2016     6,761,244     1.53 - 18.33     117,860,066
                                 2015     6,737,799     1.48 - 17.69     114,155,824
                                 2014     7,240,094     1.48 - 17.59     122,949,006

  BHFTI MetLife Multi-Index      2018   638,887,551     1.22 - 12.95     820,528,591
     Targeted Risk Division      2017   689,687,735     1.34 - 14.11     966,194,514
                                 2016   733,282,833     1.18 - 12.35     900,136,783
                                 2015   650,031,968     1.16 - 11.96     774,094,507
                                 2014   412,273,295      1.20 - 1.22     503,156,737



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTI Harris Oakmark           2018      1.72         0.50 - 2.25     (25.67) - (24.23)
     International Division      2017      1.64         0.50 - 2.25         27.54 - 29.94
                                 2016      2.14         0.50 - 2.25           5.77 - 7.73
                                 2015      3.00         0.50 - 2.25       (6.65) - (3.85)
                                 2014      2.40         0.50 - 2.30       (7.93) - (6.13)

  BHFTI Invesco Balanced-Risk    2018      1.17         1.10 - 2.00       (8.30) - (7.46)
     Allocation Division         2017      3.73         1.15 - 2.10           7.72 - 8.75
                                 2016      0.15         1.15 - 2.10          9.40 - 10.44
                                 2015      2.77         1.10 - 2.10       (6.20) - (5.25)
                                 2014        --         1.15 - 2.10           3.39 - 4.37

  BHFTI Invesco Comstock         2018      0.65         0.90 - 1.35     (13.34) - (12.95)
     Division (Commenced         2017      2.63         0.90 - 1.35         16.44 - 16.97
     12/13/2013 and began        2016      2.45         0.90 - 1.35         15.73 - 16.25
     transactions in 2015)       2015      1.42         1.10 - 1.35       (7.23) - (7.00)

  BHFTI Invesco Small Cap        2018        --         0.50 - 2.25      (11.08) - (9.50)
     Growth Division             2017        --         0.50 - 2.15         22.78 - 24.71
                                 2016        --         0.50 - 2.25          8.96 - 10.88
                                 2015        --         0.50 - 2.25       (3.90) - (2.20)
                                 2014        --         0.50 - 2.30           5.46 - 7.37

  BHFTI JPMorgan Core Bond       2018      2.73         1.10 - 2.05       (2.02) - (1.08)
     Division                    2017      2.47         1.10 - 2.05           1.22 - 2.18
                                 2016      2.82         1.10 - 2.25         (0.04) - 1.11
                                 2015      2.31         1.10 - 2.25       (1.75) - (0.62)
                                 2014      1.47         1.15 - 2.25           2.75 - 3.89

  BHFTI JPMorgan Global          2018      1.62         1.10 - 2.05       (9.08) - (8.21)
     Active Allocation Division  2017      2.54         1.10 - 2.10         14.24 - 15.38
                                 2016      2.12         1.10 - 2.10           0.76 - 1.78
                                 2015      2.69         1.10 - 2.10       (1.20) - (0.21)
                                 2014      1.11         1.15 - 2.10           4.75 - 5.75

  BHFTI JPMorgan Small Cap       2018      1.08         0.90 - 2.05     (15.67) - (14.54)
     Value Division              2017      1.13         0.90 - 2.05           1.22 - 2.70
                                 2016      1.60         0.90 - 2.05         27.86 - 29.68
                                 2015      1.12         0.90 - 2.05       (9.31) - (8.08)
                                 2014      0.86         1.15 - 2.05           2.25 - 3.18

  BHFTI Loomis Sayles Global     2018      1.86         0.50 - 2.25       (7.50) - (5.86)
     Markets Division            2017      1.39         0.50 - 2.25         20.24 - 22.36
                                 2016      1.68         0.50 - 2.25           2.45 - 4.25
                                 2015      1.58         0.50 - 2.25         (1.02) - 0.72
                                 2014      2.10         0.50 - 2.25           1.17 - 2.95

  BHFTI MetLife Multi-Index      2018      1.75         0.90 - 2.10       (9.12) - (8.02)
     Targeted Risk Division      2017      1.47         0.90 - 2.10         13.15 - 14.51
                                 2016      1.32         0.90 - 2.10           2.19 - 3.43
                                 2015      1.20         1.10 - 2.10       (3.26) - (2.29)
                                 2014        --         1.15 - 2.10           6.99 - 8.01



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI MFS(R) Research         2018    10,106,842     1.64 - 18.92     153,947,912
     International Division     2017    11,333,543     1.94 - 22.16     202,267,389
                                2016    13,120,940     1.53 - 17.41     185,265,721
                                2015    14,035,549     1.57 - 17.69     201,136,412
                                2014    15,153,081     1.62 - 18.13     221,624,094

  BHFTI Morgan Stanley Mid      2018    12,304,050     2.59 - 31.15     340,007,433
     Cap Growth Division        2017    13,380,312     2.38 - 28.42     339,623,699
                                2016    14,691,729     1.72 - 20.41     269,357,054
                                2015    15,711,674     1.91 - 22.41     318,386,768
                                2014    17,054,063     2.04 - 23.71     367,615,842

  BHFTI Oppenheimer Global      2018    16,358,866     1.25 - 34.80     226,269,164
     Equity Division            2017    15,776,074     1.44 - 40.36     282,853,081
                                2016    16,415,762     1.07 - 29.72     240,714,689
                                2015    15,876,834     1.08 - 29.85     268,477,388
                                2014    14,055,032     1.17 - 28.93     271,471,540

  BHFTI PanAgora Global         2018    67,228,731      1.04 - 1.08      72,446,308
     Diversified Risk Division  2017    80,775,666      1.15 - 1.19      95,392,815
     (Commenced 4/28/2014)      2016    74,593,960      1.04 - 1.06      79,219,064
                                2015    27,943,566      0.96 - 0.97      27,029,557
                                2014     6,388,541      1.03 - 1.04       6,621,678

  BHFTI PIMCO Inflation         2018    23,939,621     0.99 - 16.77     349,179,155
     Protected Bond Division    2017    28,145,710     1.02 - 17.24     425,983,675
                                2016    29,444,296     1.00 - 16.72     435,880,990
                                2015    31,458,298    12.65 - 16.00     451,404,388
                                2014    34,187,129     0.99 - 16.59     512,607,268

  BHFTI PIMCO Total Return      2018    41,842,651     1.82 - 21.21     757,914,158
     Division                   2017    49,441,770     1.85 - 21.36     908,315,454
                                2016    52,424,443     1.80 - 20.54     925,935,319
                                2015    56,338,885     1.77 - 20.12     994,182,970
                                2014    61,356,539     1.80 - 20.22   1,090,762,284

  BHFTI Schroders Global        2018   601,844,418     1.21 - 12.91     768,330,201
     Multi-Asset Division       2017   395,258,412     1.36 - 14.41     564,139,933
                                2016   424,763,788     1.21 - 12.75     537,033,268
                                2015   411,432,972     1.17 - 12.20     498,402,470
                                2014   344,932,808      1.21 - 1.24     426,762,086

  BHFTI Schroders Global        2018            --               --              --
     Multi-Asset II Division    2017    31,603,768     1.36 - 13.47     422,442,899
     (Closed 4/27/2018)         2016    32,392,292     1.18 - 11.70     376,214,055
                                2015    27,478,865    11.04 - 11.31     309,530,805
                                2014    11,024,305     1.16 - 11.57     127,322,331

  BHFTI SSGA Growth and         2018    41,641,734    14.57 - 18.01     680,006,923
     Income ETF Division        2017    49,193,853    15.92 - 19.37     869,542,351
                                2016    55,792,678    14.03 - 16.80     861,727,162
                                2015    59,547,628    13.54 - 15.96     880,260,118
                                2014    62,846,863    14.11 - 16.36     959,208,935



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI MFS(R) Research         2018      2.02         0.50 - 2.25     (15.92) - (14.43)
     International Division     2017      1.80         0.50 - 2.15         25.62 - 27.52
                                2016      2.07         0.50 - 2.15       (2.89) - (1.37)
                                2015      2.78         0.50 - 2.15       (3.85) - (2.26)
                                2014      2.29         0.50 - 2.15       (8.84) - (7.41)

  BHFTI Morgan Stanley Mid      2018        --         0.50 - 2.25           7.69 - 9.60
     Cap Growth Division        2017      0.30         0.50 - 2.25         36.81 - 39.22
                                2016        --         0.50 - 2.25      (10.50) - (8.92)
                                2015        --         0.50 - 2.30       (7.18) - (5.50)
                                2014      0.04         0.50 - 2.30         (1.37) - 0.51

  BHFTI Oppenheimer Global      2018      1.10         0.50 - 2.15     (14.96) - (13.53)
     Equity Division            2017      0.99         0.50 - 2.15         33.90 - 36.24
                                2016      1.03         0.50 - 2.15       (1.85) - (0.16)
                                2015      1.04         0.50 - 2.15         (1.43) - 3.50
                                2014      0.91         0.50 - 2.30         (0.28) - 1.75

  BHFTI PanAgora Global         2018        --         1.15 - 2.00       (9.43) - (8.65)
     Diversified Risk Division  2017        --         1.15 - 2.00         10.37 - 11.31
     (Commenced 4/28/2014)      2016      2.54         1.15 - 2.00           8.92 - 9.85
                                2015      0.59         1.15 - 2.00       (7.35) - (6.56)
                                2014      0.51         1.15 - 2.00           3.16 - 3.75

  BHFTI PIMCO Inflation         2018      1.60         0.50 - 2.25       (4.59) - (2.76)
     Protected Bond Division    2017      1.56         0.50 - 2.25           1.17 - 3.14
                                2016        --         0.50 - 2.25           2.65 - 4.49
                                2015      4.92         0.50 - 2.25       (5.27) - (1.92)
                                2014      1.55         0.50 - 2.30         (1.54) - 2.51

  BHFTI PIMCO Total Return      2018      1.39         0.50 - 2.25       (2.46) - (0.62)
     Division                   2017      1.78         0.50 - 2.25           2.18 - 4.10
                                2016      2.59         0.50 - 2.25           0.33 - 2.18
                                2015      5.31         0.50 - 2.25       (2.22) - (0.36)
                                2014      2.35         0.50 - 2.30           0.46 - 3.82

  BHFTI Schroders Global        2018      1.66         0.90 - 2.10      (11.32) - (6.23)
     Multi-Asset Division       2017      0.79         1.10 - 2.10         11.93 - 13.05
                                2016      1.41         1.10 - 2.15           3.41 - 4.50
                                2015      1.00         1.10 - 2.15       (2.99) - (1.96)
                                2014      1.29         1.15 - 2.15           5.45 - 6.51

  BHFTI Schroders Global        2018      1.71         1.10 - 2.00       (4.55) - (4.26)
     Multi-Asset II Division    2017      1.02         0.90 - 2.10         14.06 - 15.43
     (Closed 4/27/2018)         2016      0.76         0.90 - 2.00           2.50 - 3.63
                                2015      0.68         1.10 - 2.00       (3.21) - (2.33)
                                2014        --         0.90 - 2.00           6.49 - 7.67

  BHFTI SSGA Growth and         2018      2.33         0.50 - 2.10       (8.47) - (6.99)
     Income ETF Division        2017      2.43         0.50 - 2.10         13.46 - 15.28
                                2016      2.36         0.50 - 2.10           3.59 - 5.26
                                2015      2.30         0.50 - 2.10       (4.00) - (2.45)
                                2014      2.23         0.50 - 2.10           0.03 - 5.28



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                             AS OF DECEMBER 31
                                              -----------------------------------------------
                                                               UNIT VALUE
                                                                LOWEST TO           NET
                                                  UNITS        HIGHEST ($)      ASSETS ($)
                                              ------------  ----------------  ---------------
  BHFTI SSGA Growth ETF                 2018     7,753,198     14.65 - 18.11      127,430,864
     Division                           2017     8,624,728     16.40 - 19.95      157,056,020
                                        2016     9,414,590     14.15 - 16.76      145,066,205
                                        2015    10,147,586     13.51 - 15.76      148,082,202
                                        2014    10,488,338     13.72 - 16.21      158,546,674

  BHFTI T. Rowe Price Large             2018        20,996     10.02 - 94.56          409,218
     Cap Value Division                 2017        23,096    11.13 - 105.25          578,718
     (Commenced 12/13/2013              2016        22,303      9.61 - 90.99          441,526
     and began transactions in 2015)    2015         1,871     69.65 - 79.35          137,796

  BHFTI T. Rowe Price Mid Cap           2018    19,059,742      2.25 - 39.81      430,092,959
     Growth Division                    2017    21,768,491      2.33 - 41.02      506,160,540
                                        2016    23,983,678      1.90 - 33.09      451,415,560
                                        2015    25,470,150      1.81 - 31.36      456,943,184
                                        2014    25,170,863      1.72 - 29.62      425,918,797

  BHFTI TCW Core Fixed Income           2018        23,865      9.95 - 10.01          238,242
     Division (Commenced 5/1/2015)      2017        25,274     10.02 - 10.12          255,408
                                        2016        31,998       9.90 - 9.97          318,472
                                        2015         2,096              9.86           20,663

  BHFTI Victory Sycamore Mid            2018     9,098,703      3.57 - 42.40      327,214,056
     Cap Value Division                 2017    10,507,414      4.03 - 47.43      424,806,982
                                        2016    11,613,954      3.73 - 43.54      432,480,626
                                        2015    12,869,603      3.27 - 37.88      422,756,206
                                        2014    13,839,475      3.65 - 41.83      504,220,570

  BHFTI Wells Capital                   2018        12,534     22.14 - 23.82          289,513
     Management Mid Cap Value           2017        12,681     25.94 - 27.78          342,503
     Division (Commenced                2016        13,137     23.79 - 25.35          324,307
     11/19/2014 and began               2015         7,543     21.36 - 22.65          166,859
     transactions in 2015)

  BHFTII Baillie Gifford                2018     6,925,281      1.60 - 19.47      106,646,276
     International Stock Division       2017     7,456,089      1.96 - 23.68      139,877,341
                                        2016     8,556,834      1.47 - 17.69      120,269,128
                                        2015     9,402,801      1.41 - 16.94      126,876,615
                                        2014    10,404,687      1.46 - 17.45      143,934,419

  BHFTII BlackRock Bond                 2018     8,252,602      6.74 - 83.47      391,693,026
     Income Division                    2017     9,495,090      6.86 - 84.41      455,410,535
                                        2016    10,189,467      6.68 - 81.69      470,040,574
                                        2015    10,737,933      6.57 - 79.81      478,889,253
                                        2014    11,340,124      6.62 - 79.94      498,013,818

  BHFTII BlackRock Capital              2018     4,857,860      6.61 - 76.69      170,334,155
     Appreciation Division              2017     5,314,588      6.54 - 75.43      187,945,552
                                        2016     5,990,155      4.95 - 56.76      162,149,281
                                        2015     6,648,572      5.01 - 57.13      180,849,248
                                        2014     7,221,426      4.78 - 54.16      184,744,024



                                                         FOR THE YEAR ENDED DECEMBER 31
                                              ---------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                  INCOME          LOWEST TO          LOWEST TO
                                                 RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                              --------------  ----------------  -----------------
  BHFTI SSGA Growth ETF                 2018       2.02         0.50 - 2.10      (10.65) - (9.20)
     Division                           2017       2.09         0.50 - 2.10         17.16 - 19.04
                                        2016       2.15         0.50 - 2.00           4.76 - 6.35
                                        2015       1.99         0.50 - 2.00       (4.25) - (2.80)
                                        2014       1.90         0.50 - 2.30           2.98 - 4.85

  BHFTI T. Rowe Price Large             2018       1.80         0.90 - 1.60      (10.61) - (9.98)
     Cap Value Division                 2017       2.07         0.90 - 1.60         15.10 - 15.90
     (Commenced 12/13/2013              2016       2.66         0.90 - 1.60         14.10 - 14.90
     and began transactions in 2015)    2015       0.63         1.10 - 1.60       (5.12) - (4.64)

  BHFTI T. Rowe Price Mid Cap           2018         --         0.50 - 2.25       (4.38) - (2.68)
     Growth Division                    2017         --         0.50 - 2.25         21.98 - 24.12
                                        2016         --         0.50 - 2.25           3.85 - 5.69
                                        2015         --         0.50 - 2.25           4.30 - 6.14
                                        2014         --         0.50 - 2.25         10.27 - 12.21

  BHFTI TCW Core Fixed Income           2018       2.32         1.20 - 1.35       (1.28) - (1.13)
     Division (Commenced 5/1/2015)      2017       1.60         1.20 - 1.60           1.19 - 1.59
                                        2016       0.70         1.20 - 1.60           0.59 - 0.99
                                        2015         --                1.35                (1.39)

  BHFTI Victory Sycamore Mid            2018       0.64         0.50 - 2.25     (12.16) - (10.60)
     Cap Value Division                 2017       0.99         0.50 - 2.25           7.05 - 8.93
                                        2016       0.71         0.50 - 2.25         12.93 - 14.93
                                        2015       0.54         0.50 - 2.30      (11.05) - (6.69)
                                        2014       0.55         0.50 - 2.30           7.15 - 9.10

  BHFTI Wells Capital                   2018       0.97         1.10 - 1.60     (14.68) - (14.24)
     Management Mid Cap Value           2017       1.05         1.10 - 1.60           9.04 - 9.58
     Division (Commenced                2016       0.87         1.10 - 1.60         11.39 - 11.95
     11/19/2014 and began               2015       0.46         1.10 - 1.60     (10.56) - (10.11)
     transactions in 2015)

  BHFTII Baillie Gifford                2018       1.06         0.95 - 2.25     (19.05) - (17.80)
     International Stock Division       2017       1.13         0.95 - 2.25         31.90 - 33.88
                                        2016       1.51         0.95 - 2.15           2.97 - 4.39
                                        2015       1.59         0.95 - 2.15       (4.23) - (2.89)
                                        2014       1.35         0.95 - 2.30       (5.54) - (3.99)

  BHFTII BlackRock Bond                 2018       3.25         0.50 - 2.25       (2.84) - (1.00)
     Income Division                    2017       2.99         0.50 - 2.25           1.54 - 3.43
                                        2016       3.06         0.50 - 2.25           0.58 - 2.46
                                        2015       3.72         0.50 - 2.25       (1.89) - (0.06)
                                        2014       3.31         0.50 - 2.30           4.38 - 6.39

  BHFTII BlackRock Capital              2018       0.01         0.50 - 2.25         (0.11) - 1.76
     Appreciation Division              2017       0.01         0.50 - 2.25         30.61 - 33.07
                                        2016         --         0.50 - 2.25       (2.37) - (0.56)
                                        2015         --         0.50 - 2.25           0.67 - 5.59
                                        2014       0.01         0.50 - 2.30           6.17 - 8.19



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII BlackRock                2018     3,622,610     2.33 - 24.87     50,362,897
     Ultra-Short Term Bond        2017     4,077,356     2.32 - 24.72     56,416,026
     Division                     2016     4,242,132     2.33 - 24.80     60,125,414
                                  2015     5,220,428     2.35 - 25.01     65,638,458
                                  2014     5,502,759     2.39 - 24.09     70,377,934

  BHFTII Brighthouse Asset        2018    22,770,094     1.57 - 16.54    335,855,273
     Allocation 20 Division       2017    26,632,640     1.62 - 17.07    409,028,440
                                  2016    30,580,692     1.53 - 16.04    445,624,899
                                  2015    33,195,826    12.79 - 15.42    471,604,392
                                  2014    36,038,394     1.50 - 15.59    521,380,178

  BHFTII Brighthouse Asset        2018    57,833,464     1.69 - 17.89    925,660,947
     Allocation 40 Division       2017    68,087,417     1.73 - 18.81  1,155,673,990
                                  2016    78,507,145     1.63 - 17.09  1,211,312,236
                                  2015    85,328,132    13.43 - 16.19  1,274,255,459
                                  2014    93,519,497     1.58 - 16.45  1,428,984,290

  BHFTII Brighthouse Asset        2018   183,867,868     1.80 - 19.05  3,131,421,270
     Allocation 60 Division       2017   213,872,364     1.88 - 20.40  3,928,953,268
                                  2016   240,019,648     1.71 - 17.87  3,877,916,522
                                  2015   257,093,725    14.06 - 16.77  3,978,556,726
                                  2014   275,213,574    14.34 - 17.07  4,365,939,925

  BHFTII Brighthouse Asset        2018    85,633,821     1.89 - 19.93  1,533,821,665
     Allocation 80 Division       2017    98,239,149     2.01 - 21.80  1,933,591,736
                                  2016   108,427,987     1.70 - 18.39  1,808,886,432
                                  2015   116,127,054     1.59 - 17.09  1,834,003,576
                                  2014   124,402,568     1.64 - 17.47  2,021,856,411

  BHFTII Brighthouse/Artisan      2018     4,305,631     5.20 - 60.16    171,734,105
     Mid Cap Value Division       2017     4,884,190     6.07 - 69.84    226,673,877
                                  2016     5,613,562     5.45 - 62.37    233,427,628
                                  2015     5,928,571     4.50 - 51.10    200,994,480
                                  2014     6,662,445     5.03 - 56.86    249,301,841

  BHFTII Brighthouse/Dimensional  2018       342,338    19.67 - 21.67      7,285,386
     International Small Company  2017       353,646    25.40 - 27.58      9,595,917
     Division                     2016       396,617    19.78 - 21.38      8,357,661
                                  2015       383,113    19.08 - 20.42      7,726,121
                                  2014       366,933    18.41 - 19.47      7,087,460

  BHFTII Brighthouse/Wellington   2018     9,307,629     1.40 - 84.26    521,756,898
     Balanced Division            2017    10,336,562     1.47 - 88.39    610,158,972
                                  2016    11,309,419     1.30 - 77.49    587,936,841
                                  2015    12,350,663     1.23 - 73.12    613,073,212
                                  2014    13,516,189     1.22 - 71.96    669,398,262

  BHFTII Brighthouse/Wellington   2018     9,569,314     6.51 - 75.31    471,467,558
     Core Equity Opportunities    2017    11,256,241     6.60 - 75.96    570,742,746
     Division                     2016    12,871,913     5.62 - 64.26    555,287,850
                                  2015    14,083,686     5.31 - 60.32    568,631,560
                                  2014    15,922,638     5.25 - 59.35    633,127,551



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII BlackRock                2018      0.78         0.90 - 2.15         (0.52) - 0.89
     Ultra-Short Term Bond        2017      0.11         0.90 - 2.15       (1.40) - (0.01)
     Division                     2016      0.01         0.90 - 2.25       (2.03) - (0.55)
                                  2015        --         0.95 - 2.25       (2.23) - (0.27)
                                  2014        --         0.95 - 2.25       (2.23) - (0.13)

  BHFTII Brighthouse Asset        2018      2.19         0.50 - 2.25       (4.79) - (3.10)
     Allocation 20 Division       2017      2.08         0.50 - 2.25           4.56 - 6.40
                                  2016      3.24         0.50 - 2.25           2.20 - 4.01
                                  2015      2.10         0.50 - 2.25       (2.80) - (1.08)
                                  2014      3.87         0.50 - 2.25           2.15 - 3.95

  BHFTII Brighthouse Asset        2018      2.01         0.50 - 2.25       (6.54) - (4.88)
     Allocation 40 Division       2017      1.98         0.50 - 2.25          8.19 - 10.09
                                  2016      3.56         0.50 - 2.25           3.73 - 5.56
                                  2015      0.29         0.50 - 2.25       (3.27) - (1.57)
                                  2014      2.88         0.50 - 2.30           2.54 - 4.40

  BHFTII Brighthouse Asset        2018      1.66         0.50 - 2.15       (8.13) - (6.60)
     Allocation 60 Division       2017      1.74         0.50 - 2.15         12.30 - 14.16
                                  2016      3.16         0.50 - 2.15           4.83 - 6.57
                                  2015      0.54         0.50 - 2.15       (3.37) - (0.74)
                                  2014      2.07         0.50 - 2.30           2.66 - 4.53

  BHFTII Brighthouse Asset        2018      1.33         0.50 - 2.25      (10.17) - (8.57)
     Allocation 80 Division       2017      1.56         0.50 - 2.25         16.52 - 18.57
                                  2016      2.97         0.50 - 2.25           5.73 - 7.60
                                  2015      0.35         0.50 - 2.30       (3.93) - (0.91)
                                  2014      1.60         0.50 - 2.30         (0.03) - 4.70

  BHFTII Brighthouse/Artisan      2018      0.49         0.50 - 2.25     (15.36) - (13.85)
     Mid Cap Value Division       2017      0.58         0.50 - 2.25         10.04 - 11.98
                                  2016      0.97         0.50 - 2.25         19.92 - 22.04
                                  2015      1.04         0.50 - 2.25     (11.68) - (10.12)
                                  2014      0.62         0.50 - 2.30         (0.64) - 1.17

  BHFTII Brighthouse/Dimensional  2018      2.54         1.10 - 2.05     (22.18) - (21.44)
     International Small Company  2017      1.96         1.10 - 2.00         27.87 - 29.02
     Division                     2016      1.94         1.10 - 2.05           3.68 - 4.67
                                  2015      1.71         1.10 - 2.05           3.61 - 4.60
                                  2014      1.89         1.15 - 2.05       (8.59) - (7.76)

  BHFTII Brighthouse/Wellington   2018      1.73         0.90 - 2.15       (5.93) - (4.63)
     Balanced Division            2017      1.88         0.90 - 2.15         12.52 - 14.11
                                  2016      2.73         0.90 - 2.15           4.55 - 6.04
                                  2015      1.92         0.95 - 2.15           0.22 - 1.61
                                  2014      1.98         0.90 - 2.30           7.77 - 9.56

  BHFTII Brighthouse/Wellington   2018      1.58         0.50 - 2.25       (2.58) - (0.74)
     Core Equity Opportunities    2017      1.39         0.50 - 2.25         16.17 - 18.30
     Division                     2016      1.45         0.50 - 2.25           4.67 - 6.65
                                  2015      1.59         0.50 - 2.30         (0.18) - 4.02
                                  2014      0.53         0.50 - 2.30           7.84 - 9.92



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Frontier Mid Cap         2018     6,195,073    9.78 - 102.24    422,776,437
     Growth Division              2017     6,921,843   10.48 - 109.39    508,449,789
                                  2016     7,660,214     8.45 - 88.16    455,250,831
                                  2015     8,386,483    20.77 - 84.44    481,166,004
                                  2014     9,158,445    20.50 - 82.85    516,959,626

  BHFTII Jennison Growth          2018    13,877,939     1.26 - 32.84    185,385,848
     Division                     2017    14,946,828     1.27 - 33.03    203,130,928
                                  2016    16,378,562     0.94 - 24.28    166,434,950
                                  2015    17,957,908     0.95 - 24.47    184,782,553
                                  2014    18,673,248     0.87 - 22.30    174,229,733

  BHFTII Loomis Sayles Small      2018     3,400,873     6.81 - 79.40    144,075,649
     Cap Core Division            2017     3,862,700     7.77 - 89.96    185,343,480
                                  2016     4,342,911     6.83 - 78.65    181,016,875
                                  2015     4,874,168     5.81 - 66.44    170,029,570
                                  2014     5,539,839     5.97 - 67.95    192,412,320

  BHFTII Loomis Sayles Small      2018     2,501,161     2.25 - 28.26     54,202,419
     Cap Growth Division          2017     2,468,467     2.28 - 28.37     54,566,730
                                  2016     2,721,567     1.82 - 22.54     48,392,379
                                  2015     3,053,307     1.74 - 21.43     51,758,280
                                  2014     3,266,827     1.74 - 21.26     54,772,060

  BHFTII MetLife Aggregate        2018    56,750,323     1.68 - 19.93    974,062,147
     Bond Index Division          2017    64,574,871     1.71 - 20.12  1,126,629,342
                                  2016    67,082,177     1.68 - 19.64  1,148,709,486
                                  2015    68,245,879     1.67 - 19.32  1,156,862,410
                                  2014    70,177,534     1.69 - 19.40  1,201,918,831

  BHFTII MetLife Mid Cap          2018    14,264,640     3.13 - 36.63    453,810,251
     Stock Index Division         2017    16,065,965     3.58 - 41.60    580,186,948
                                  2016    17,710,513     3.14 - 36.16    557,664,712
                                  2015    19,052,817     2.65 - 30.25    508,407,680
                                  2014    19,927,953     2.76 - 31.22    550,797,141

  BHFTII MetLife MSCI EAFE(R)     2018    28,690,901     1.45 - 19.86    424,811,670
     Index Division               2017    30,129,062     1.71 - 23.29    524,736,160
                                  2016    34,611,269     1.39 - 18.82    489,403,933
                                  2015    34,877,903     1.40 - 18.91    494,277,850
                                  2014    35,284,954     1.43 - 19.14    511,371,706

  BHFTII MetLife Russell 2000(R)  2018     9,453,823     3.07 - 36.49    297,512,830
     Index Division               2017    10,459,851     3.51 - 41.29    373,905,362
                                  2016    11,262,895     3.11 - 36.28    355,330,009
                                  2015    12,012,694     2.60 - 30.14    318,122,044
                                  2014    12,545,618     2.76 - 31.71    349,277,094

  BHFTII MetLife Stock Index      2018    33,091,820    7.93 - 101.14  2,669,705,723
     Division                     2017    37,306,057    8.44 - 106.81  3,191,113,485
                                  2016    41,650,103     7.06 - 88.55  2,971,460,417
                                  2015    45,195,410     6.42 - 79.90  2,922,726,168
                                  2014    48,564,594     6.45 - 79.57  3,141,402,122



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Frontier Mid Cap         2018        --         0.90 - 2.25       (8.01) - (6.54)
     Growth Division              2017        --         0.90 - 2.25         22.16 - 24.09
                                  2016        --         0.90 - 2.25           2.82 - 4.41
                                  2015        --         0.95 - 2.25           0.32 - 1.91
                                  2014        --         0.95 - 2.30          8.35 - 10.17

  BHFTII Jennison Growth          2018      0.17         0.50 - 2.25       (2.13) - (0.39)
     Division                     2017      0.13         0.50 - 2.25         33.95 - 36.31
                                  2016      0.07         0.50 - 2.25       (2.35) - (0.63)
                                  2015      0.06         0.50 - 2.25           8.08 - 9.99
                                  2014      0.07         0.50 - 2.25           6.32 - 8.20

  BHFTII Loomis Sayles Small      2018      0.01         0.50 - 2.25     (13.28) - (11.74)
     Cap Core Division            2017      0.14         0.50 - 2.25         12.41 - 14.39
                                  2016      0.15         0.50 - 2.25         16.33 - 18.38
                                  2015      0.05         0.50 - 2.25       (3.93) - (2.23)
                                  2014      0.01         0.50 - 2.30           1.15 - 2.99

  BHFTII Loomis Sayles Small      2018        --         0.50 - 2.15       (1.82) - (0.22)
     Cap Growth Division          2017        --         0.50 - 2.15         24.05 - 26.05
                                  2016        --         0.50 - 2.10           3.95 - 5.52
                                  2015        --         0.50 - 2.10         (0.56) - 0.92
                                  2014        --         0.50 - 2.10         (1.11) - 0.43

  BHFTII MetLife Aggregate        2018      2.86         0.50 - 2.25       (2.68) - (0.82)
     Bond Index Division          2017      2.75         0.50 - 2.25           0.68 - 2.60
                                  2016      2.62         0.50 - 2.25         (0.13) - 1.69
                                  2015      2.76         0.50 - 2.25       (2.14) - (0.39)
                                  2014      2.82         0.50 - 2.30           0.57 - 5.12

  BHFTII MetLife Mid Cap          2018      1.09         0.50 - 2.25     (13.49) - (11.95)
     Stock Index Division         2017      1.22         0.50 - 2.25         13.06 - 15.05
                                  2016      1.11         0.50 - 2.25         17.47 - 19.54
                                  2015      1.00         0.50 - 2.25       (4.79) - (2.52)
                                  2014      0.89         0.50 - 2.30           1.63 - 8.68

  BHFTII MetLife MSCI EAFE(R)     2018      2.83         0.50 - 2.25     (16.00) - (14.51)
     Index Division               2017      2.57         0.50 - 2.25         21.84 - 23.99
                                  2016      2.46         0.50 - 2.25         (1.25) - 0.50
                                  2015      3.03         0.50 - 2.30       (3.52) - (1.36)
                                  2014      2.39         0.50 - 2.30       (8.40) - (2.81)

  BHFTII MetLife Russell 2000(R)  2018      0.98         0.50 - 2.25     (13.17) - (11.63)
     Index Division               2017      1.09         0.50 - 2.25         11.85 - 13.82
                                  2016      1.24         0.50 - 2.25         18.27 - 20.36
                                  2015      1.07         0.50 - 2.30       (6.66) - (3.68)
                                  2014      1.02         0.50 - 2.30           2.40 - 4.36

  BHFTII MetLife Stock Index      2018      1.71         0.50 - 2.25       (6.96) - (5.22)
     Division                     2017      1.68         0.50 - 2.25         18.54 - 20.76
                                  2016      1.91         0.50 - 2.25          8.90 - 10.95
                                  2015      1.65         0.50 - 2.25         (1.33) - 2.90
                                  2014      1.60         0.50 - 2.30          0.90 - 12.63



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII MFS(R) Total Return      2018     3,322,036     1.22 - 88.58    117,516,215
     Division                     2017     3,778,366     1.31 - 94.51    145,097,990
                                  2016     4,213,037     1.18 - 84.68    146,385,435
                                  2015     4,556,651     6.64 - 78.13    143,114,163
                                  2014     5,012,826     6.74 - 78.84    157,659,622

  BHFTII MFS(R) Value Division    2018    52,559,197     1.48 - 29.04    598,234,094
                                  2017    20,677,338     1.67 - 32.71    523,781,737
                                  2016    23,336,266     1.44 - 28.13    506,526,529
                                  2015    24,529,013     1.27 - 24.92    475,285,633
                                  2014    26,823,537     1.29 - 25.08    526,090,577

  BHFTII MFS(R) Value II          2018            --               --             --
     Division (Closed 4/27/2018)  2017    12,582,216     1.19 - 23.04    254,251,609
                                  2016    13,722,798     1.93 - 21.57    262,264,238
                                  2015    14,658,312     1.04 - 18.36    241,297,390
                                  2014    15,621,162     1.79 - 19.66    277,145,192

  BHFTII Neuberger Berman         2018     8,679,175     3.14 - 35.14    255,498,599
     Genesis Division             2017     9,828,019     1.67 - 37.96    314,115,956
                                  2016    11,028,717     2.98 - 33.04    306,388,412
                                  2015    12,205,331     1.24 - 28.04    289,271,341
                                  2014    13,823,646     1.25 - 28.08    326,918,853

  BHFTII T. Rowe Price Large      2018    17,216,055     1.94 - 39.60    539,361,977
     Cap Growth Division          2017    18,998,068     1.98 - 40.27    609,640,874
                                  2016    20,326,210     1.50 - 30.32    491,684,512
                                  2015    20,053,722     1.50 - 30.01    499,123,184
                                  2014    19,215,859     9.68 - 27.29    443,081,491

  BHFTII T. Rowe Price Small      2018     9,657,475     4.04 - 46.55    388,577,931
     Cap Growth Division          2017    10,715,353     4.38 - 50.18    467,200,326
                                  2016    11,498,401     3.62 - 41.16    412,938,416
                                  2015    12,314,868     3.28 - 37.11    405,415,335
                                  2014    12,136,731    26.17 - 36.40    394,821,897

  BHFTII Van Eck Global           2018     2,687,622      8.26 - 9.10     24,101,859
     Natural Resources Division   2017     2,921,930    11.85 - 12.93     37,269,860
                                  2016     2,736,220    12.18 - 13.17     35,592,317
                                  2015     3,453,656      8.65 - 9.26     31,642,400
                                  2014     2,631,888    13.13 - 13.88     36,305,032

  BHFTII Western Asset            2018    13,731,347     1.09 - 38.95    422,543,762
     Management Strategic Bond    2017    15,854,082     1.15 - 40.79    514,265,588
     Opportunities Division       2016    17,633,082     1.08 - 37.98    535,867,222
                                  2015     7,434,184     1.01 - 35.24    189,250,242
                                  2014     8,379,087     1.05 - 36.14    217,390,710

  BHFTII Western Asset            2018     7,773,582     1.91 - 22.09    137,000,881
     Management U.S. Government   2017     9,021,983     1.92 - 22.04    159,678,213
     Division                     2016     9,582,786     1.90 - 21.79    167,406,266
                                  2015    10,199,735     1.91 - 21.68    179,151,852
                                  2014    11,263,811     1.92 - 21.72    197,952,838



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII MFS(R) Total Return      2018      2.17         0.50 - 2.15       (7.82) - (6.28)
     Division                     2017      2.39         0.50 - 2.15          9.79 - 11.61
                                  2016      2.79         0.50 - 2.15           6.61 - 8.38
                                  2015      2.47         0.50 - 2.15       (2.52) - (0.90)
                                  2014      2.25         0.50 - 2.15           6.06 - 7.82

  BHFTII MFS(R) Value Division    2018      1.47         0.50 - 2.25      (12.25) - (7.60)
                                  2017      1.89         0.50 - 2.15         15.20 - 17.24
                                  2016      2.11         0.50 - 2.15         11.77 - 13.65
                                  2015      2.54         0.50 - 2.15         (2.39) - 2.33
                                  2014      1.58         0.50 - 2.30          8.05 - 10.09

  BHFTII MFS(R) Value II          2018      2.81         0.50 - 2.25       (4.58) - (3.28)
     Division (Closed 4/27/2018)  2017      2.42         0.50 - 2.25          2.50 - 75.75
                                  2016      1.45         0.50 - 2.25         15.47 - 17.51
                                  2015      1.58         0.50 - 2.25      (10.46) - (6.65)
                                  2014      1.07         0.25 - 2.25           7.26 - 9.15

  BHFTII Neuberger Berman         2018      0.23         0.50 - 2.25       (9.07) - (7.45)
     Genesis Division             2017      0.29         0.50 - 2.15         13.16 - 14.91
                                  2016      0.34         0.50 - 2.15         16.02 - 17.80
                                  2015      0.29         0.50 - 2.15       (1.71) - (0.12)
                                  2014      0.30         0.50 - 2.30       (2.57) - (0.80)

  BHFTII T. Rowe Price Large      2018      0.27         0.50 - 2.25       (3.37) - (1.65)
     Cap Growth Division          2017      0.15         0.50 - 2.25         30.52 - 32.81
                                  2016      0.02         0.50 - 2.25         (0.73) - 1.03
                                  2015      0.04         0.50 - 2.25           1.40 - 9.96
                                  2014      0.02         0.50 - 2.30         (0.01) - 8.28

  BHFTII T. Rowe Price Small      2018      0.05         0.50 - 2.25       (8.87) - (7.25)
     Cap Growth Division          2017      0.19         0.50 - 2.25         19.82 - 21.92
                                  2016      0.14         0.50 - 2.25          9.00 - 10.93
                                  2015      0.07         0.50 - 2.25           0.18 - 1.95
                                  2014      0.01         0.50 - 2.25           4.27 - 6.11

  BHFTII Van Eck Global           2018        --         1.10 - 2.05     (30.31) - (29.64)
     Natural Resources Division   2017        --         1.10 - 2.05       (2.75) - (1.82)
                                  2016      0.59         1.10 - 2.05         40.82 - 42.17
                                  2015      0.21         1.10 - 2.05     (34.12) - (33.49)
                                  2014      0.27         1.15 - 2.05     (20.47) - (11.42)

  BHFTII Western Asset            2018      5.21         0.50 - 2.25       (6.17) - (4.51)
     Management Strategic Bond    2017      3.80         0.50 - 2.25           5.54 - 7.40
     Opportunities Division       2016      1.96         0.50 - 2.25           4.02 - 7.76
                                  2015      4.96         0.50 - 2.15       (4.04) - (2.35)
                                  2014      5.26         0.50 - 2.15           3.10 - 4.79

  BHFTII Western Asset            2018      2.11         0.50 - 2.25         (1.56) - 0.19
     Management U.S. Government   2017      2.46         0.50 - 2.25         (0.58) - 1.17
     Division                     2016      2.41         0.50 - 2.25         (1.23) - 0.52
                                  2015      2.10         0.50 - 2.25       (1.92) - (0.19)
                                  2014      1.73         0.50 - 2.25           0.27 - 2.04



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                             AS OF DECEMBER 31
                                              -----------------------------------------------
                                                               UNIT VALUE
                                                                LOWEST TO           NET
                                                  UNITS        HIGHEST ($)      ASSETS ($)
                                              ------------  ----------------  ---------------
  BlackRock Global Allocation           2018         4,210     20.41 - 22.02           88,248
     V.I. Division                      2017         4,188     22.44 - 24.09           96,276
     (Commenced 11/19/2014              2016        25,590     20.06 - 21.42          521,354
     and began transactions in 2015)    2015        24,602     19.63 - 20.86          489,446

  Calvert VP SRI Balanced               2018     1,063,592     32.97 - 44.61       44,653,283
     Division                           2017     1,186,460     34.40 - 46.41       51,869,403
                                        2016     1,327,240     31.20 - 41.95       52,584,587
                                        2015     1,430,108     29.38 - 39.38       53,307,044
                                        2014     1,520,177     30.50 - 40.77       58,809,995

  Calvert VP SRI Mid Cap                2018       126,305             56.76        7,168,514
     Division                           2017       145,874             59.95        8,745,518
                                        2016       186,977             54.20       10,134,827
                                        2015       227,418             51.03       11,604,230
                                        2014       256,364             53.26       13,652,993

  Delaware VIP Small Cap                2018         5,992              1.22            7,333
     Value Division (Commenced          2017        14,842              1.48           22,010
     10/31/2013 and began               2016        25,822              1.34           34,483
     transactions in 2016)

  Fidelity(R) VIP Contrafund            2018        72,718       7.85 - 8.34          603,131
     Division (Commenced                2017        89,664       8.51 - 9.01          805,722
     12/13/2013 and began               2016       161,557       7.08 - 7.48        1,206,624
     transactions in 2014)              2015         2,695              6.65           17,911
                                        2014         1,597              6.69           10,689

  Fidelity(R) VIP                       2018     1,815,376      9.56 - 79.28       63,735,707
     Equity-Income Division             2017     2,048,365     10.56 - 87.27       78,340,010
                                        2016     2,327,096      9.48 - 78.04       80,761,382
                                        2015     2,619,253      8.15 - 66.75       77,695,085
                                        2014     3,063,871      8.60 - 70.17       92,690,111

  Fidelity(R) VIP Freedom 2020          2018        56,275     17.69 - 18.54        1,037,991
     Division (Commenced 5/1/2015       2017        63,006             19.92        1,255,251
     and began transactions in 2016)    2016        98,961             17.29        1,711,114

  Fidelity(R) VIP Freedom 2025          2018        58,278     18.71 - 19.61        1,132,045
     Division (Commenced 5/1/2015       2017        38,578     20.57 - 21.23          819,000
     and began transactions in 2016)    2016        79,781             18.22        1,453,626

  Fidelity(R) VIP Freedom 2030          2018       149,868     18.81 - 19.71        2,953,022
     Division (Commenced 5/1/2015       2017       139,649     20.96 - 21.63        3,021,173
     and began transactions in 2016)    2016       115,111             18.09        2,081,941

  Fidelity(R) VIP Freedom 2035          2018         4,218     24.86 - 25.59          105,591
     Division
     (Commenced 4/30/2018)

  Fidelity(R) VIP Freedom 2040          2018        19,309     25.00 - 25.85          498,777
     Division (Commenced 5/1/2015       2017        18,419     28.39 - 29.02          534,464
     and began transactions in 2016)    2016         7,760             23.75          184,274



                                                        FOR THE YEAR ENDED DECEMBER 31
                                              --------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                  INCOME          LOWEST TO         LOWEST TO
                                                 RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                              --------------  ----------------  ----------------
  BlackRock Global Allocation           2018       0.81         1.10 - 1.60      (9.05) - (8.60)
     V.I. Division                      2017       0.30         1.10 - 1.60        11.91 - 12.47
     (Commenced 11/19/2014              2016       1.30         1.10 - 1.60          2.16 - 2.67
     and began transactions in 2015)    2015       0.66         1.10 - 1.60      (2.57) - (0.60)

  Calvert VP SRI Balanced               2018       1.74         0.50 - 1.55      (4.17) - (3.16)
     Division                           2017       1.97         0.50 - 1.55        10.28 - 11.44
                                        2016       1.82         0.50 - 1.55          6.20 - 7.32
                                        2015       0.11         0.50 - 1.55      (3.70) - (2.68)
                                        2014       1.56         0.50 - 1.55          7.92 - 9.05

  Calvert VP SRI Mid Cap                2018       0.52                0.95               (5.33)
     Division                           2017       0.64                0.95                10.61
                                        2016         --                0.95                 6.23
                                        2015         --                0.95               (4.19)
                                        2014         --                0.95          7.07 - 7.10

  Delaware VIP Small Cap                2018       0.61                0.90              (17.47)
     Value Division (Commenced          2017       0.95                0.90                11.05
     10/31/2013 and began               2016       0.28                0.90                30.23
     transactions in 2016)

  Fidelity(R) VIP Contrafund            2018       0.41         0.90 - 1.15      (7.71) - (7.48)
     Division (Commenced                2017       0.68         0.90 - 1.15        20.20 - 20.50
     12/13/2013 and began               2016       1.15         0.90 - 1.15          6.50 - 6.76
     transactions in 2014)              2015       0.97                1.15               (0.73)
                                        2014       2.09                1.15                10.38

  Fidelity(R) VIP                       2018       2.20         0.95 - 1.35      (9.53) - (9.16)
     Equity-Income Division             2017       1.66         0.95 - 1.35        11.38 - 11.83
                                        2016       2.27         0.95 - 1.35        16.44 - 16.91
                                        2015       3.06         0.95 - 1.35      (5.25) - (4.87)
                                        2014       2.77         0.95 - 1.35          7.26 - 7.73

  Fidelity(R) VIP Freedom 2020          2018       1.25         0.90 - 1.25      (6.92) - (5.28)
     Division (Commenced 5/1/2015       2017       1.16                0.90                15.22
     and began transactions in 2016)    2016       2.32                0.90                 4.85

  Fidelity(R) VIP Freedom 2025          2018       1.34         0.90 - 1.25      (7.62) - (6.00)
     Division (Commenced 5/1/2015       2017       0.87         0.90 - 1.15        16.23 - 16.52
     and began transactions in 2016)    2016       2.70                0.90                 5.03

  Fidelity(R) VIP Freedom 2030          2018       1.19         0.90 - 1.25      (8.88) - (7.27)
     Division (Commenced 5/1/2015       2017       0.96         0.90 - 1.15        19.32 - 19.62
     and began transactions in 2016)    2016       2.70                0.90                 5.42

  Fidelity(R) VIP Freedom 2035          2018       1.79         0.95 - 1.25      (9.85) - (9.67)
     Division
     (Commenced 4/30/2018)

  Fidelity(R) VIP Freedom 2040          2018       0.96         0.90 - 1.25     (11.16) - (9.46)
     Division (Commenced 5/1/2015       2017       1.03         0.90 - 1.15        21.89 - 22.19
     and began transactions in 2016)    2016       2.03                0.90                 5.57



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                             AS OF DECEMBER 31
                                              -----------------------------------------------
                                                               UNIT VALUE
                                                                LOWEST TO           NET
                                                  UNITS        HIGHEST ($)      ASSETS ($)
                                              ------------  ----------------  ---------------
  Fidelity(R) VIP Freedom 2045          2018         4,811     25.30 - 26.04          124,900
     Division
     (Commenced 4/30/2018)

  Fidelity(R) VIP Freedom 2050          2018        13,729     25.54 - 26.41          362,109
     Division (Commenced 5/1/2015       2017         8,553             29.65          253,618
     and began transactions in 2016)    2016         6,075             24.27          147,402

  Fidelity(R) VIP FundsManager          2018    18,690,885     13.67 - 13.93      258,652,350
     50% Division                       2017    21,200,158     14.72 - 14.98      315,705,343
                                        2016    22,355,817     13.13 - 13.34      296,580,947
                                        2015    22,380,417     12.86 - 13.05      290,525,141
                                        2014    17,417,943     13.11 - 13.28      230,170,102

  Fidelity(R) VIP FundsManager          2018    17,207,125     13.12 - 13.50      229,662,248
     60% Division                       2017    19,728,179     14.32 - 14.70      286,973,777
                                        2016    22,614,243     12.50 - 12.80      286,717,673
                                        2015    24,528,850     12.19 - 12.44      302,657,716
                                        2014    23,126,457     12.44 - 12.62      289,729,524

  Fidelity(R) VIP Government            2018       330,351             16.21        5,355,641
     Money Market Division              2017       311,112             16.10        5,009,176
                                        2016       379,214      9.89 - 16.14        6,122,223
                                        2015       554,548     10.08 - 16.26        8,080,715
                                        2014       544,052     10.28 - 16.41        8,033,349

  Fidelity(R) VIP Growth                2018       879,956             99.50       87,558,490
     Division                           2017       980,268            100.62       98,637,848
                                        2016     1,115,679             75.17       83,862,383
                                        2015     1,266,107             75.28       95,310,704
                                        2014     1,382,739             70.91       98,045,015

  Fidelity(R) VIP Investment            2018       255,936             34.42        8,809,328
     Grade Bond Division                2017       293,120             34.93       10,239,907
                                        2016       365,398             33.84       12,364,481
                                        2015       424,477             32.61       13,843,675
                                        2014       477,735             33.12       15,822,818

  Fidelity(R) VIP Mid Cap               2018        59,331              7.05          418,140
     Division (Commenced                2017        81,118       7.96 - 8.34          676,874
     10/31/2013 and began               2016        92,941              6.99          649,196
     transactions in 2016)

  FTVIPT Templeton Developing           2018        88,922              1.52          135,271
     Markets VIP Division               2017        83,878              1.82          152,910
     (Commenced 10/31/2013 and          2016       168,845              1.31          221,198
     began transactions in 2016)

  FTVIPT Templeton Foreign              2018           159              3.82              609
     VIP Division (Commenced            2017           159       4.27 - 4.56              726
     10/31/2013 and began               2016           353              3.94            1,390
     transactions in 2016)



                                                         FOR THE YEAR ENDED DECEMBER 31
                                              ---------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                  INCOME          LOWEST TO          LOWEST TO
                                                 RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                              --------------  ----------------  -----------------
  Fidelity(R) VIP Freedom 2045          2018       2.32         0.95 - 1.25     (10.45) - (10.27)
     Division
     (Commenced 4/30/2018)

  Fidelity(R) VIP Freedom 2050          2018       1.18         0.90 - 1.25      (10.94) - (9.48)
     Division (Commenced 5/1/2015       2017       1.09                0.90                 22.20
     and began transactions in 2016)    2016       1.81                0.90                  5.60

  Fidelity(R) VIP FundsManager          2018       1.35         1.90 - 2.05       (7.14) - (7.00)
     50% Division                       2017       1.15         1.90 - 2.05         12.14 - 12.31
                                        2016       1.24         1.90 - 2.05           2.11 - 2.26
                                        2015       1.24         1.90 - 2.05       (1.89) - (1.75)
                                        2014       1.47         1.90 - 2.05           2.96 - 3.12

  Fidelity(R) VIP FundsManager          2018       1.18         1.85 - 2.10       (8.39) - (8.16)
     60% Division                       2017       1.05         1.85 - 2.10         14.56 - 14.85
                                        2016       1.22         1.85 - 2.10           2.61 - 2.87
                                        2015       1.10         1.85 - 2.10       (1.68) - (1.43)
                                        2014       1.24         1.85 - 2.05           0.55 - 3.42

  Fidelity(R) VIP Government            2018       1.64                0.95                  0.69
     Money Market Division              2017       0.66                0.95                (0.27)
                                        2016       0.20         0.95 - 2.05       (1.85) - (0.74)
                                        2015       0.02         0.95 - 2.05       (2.02) - (0.91)
                                        2014       0.01         0.95 - 2.05       (2.02) - (0.93)

  Fidelity(R) VIP Growth                2018       0.24                0.95                (1.11)
     Division                           2017       0.22                0.95                 33.87
                                        2016       0.04                0.95                (0.15)
                                        2015       0.26                0.95                  6.17
                                        2014       0.18                0.95         10.25 - 10.28

  Fidelity(R) VIP Investment            2018       2.40                0.95                (1.47)
     Grade Bond Division                2017       2.28                0.95                  3.24
                                        2016       2.22                0.95                  3.76
                                        2015       2.51                0.95                (1.53)
                                        2014       2.10                0.95           4.83 - 4.86

  Fidelity(R) VIP Mid Cap               2018       0.36                0.90               (15.54)
     Division (Commenced                2017       0.49         0.90 - 1.15         19.16 - 19.46
     10/31/2013 and began               2016       0.46                0.90                 10.92
     transactions in 2016)

  FTVIPT Templeton Developing           2018       0.84                0.90               (16.55)
     Markets VIP Division               2017       1.07                0.90                 39.15
     (Commenced 10/31/2013 and          2016       0.90                0.90                 16.39
     began transactions in 2016)

  FTVIPT Templeton Foreign              2018       2.67                0.90               (16.20)
     VIP Division (Commenced            2017       2.30         0.90 - 1.15         15.36 - 15.65
     10/31/2013 and began               2016       1.91                0.90                  6.21
     transactions in 2016)



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       -----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  ---------------
  Ivy VIP Asset Strategy         2018           128             15.77            2,017
     Division (Commenced         2017           167             16.91            2,827
     11/19/2014 and began        2016           183             14.49            2,650
     transactions in 2015)       2015           191             15.07            2,882

  Janus Henderson Enterprise     2018        10,917              9.63          105,150
     Division (Commenced         2017        15,309              9.78          149,792
     10/31/2013 and began        2016        31,893              7.77          247,764
     transactions in 2016)

  LMPVET ClearBridge Variable    2018         5,873              7.27           42,700
     Appreciation Division       2017         6,486              7.47           48,429
     (Commenced 10/31/2013 and   2016         5,096              6.30           32,119
     began transactions in 2016)

  LMPVET ClearBridge Variable    2018        45,798              1.41           64,392
     Dividend Strategy Division  2017        46,671              1.49           69,596
     (Commenced 10/31/2013 and   2016        52,618              1.26           66,433
     began transactions in 2016)

  LMPVET ClearBridge Variable    2018       128,203       3.63 - 3.82          489,481
     Large Cap Growth Division   2017       132,067       3.67 - 3.86          508,988
     (Commenced 10/31/2013 and   2016       224,143       2.95 - 3.10          693,531
     began transactions in 2016)

  LMPVET ClearBridge Variable    2018         3,651              4.12           15,046
     Small Cap Growth Division   2017         6,825              4.02           27,439
     (Commenced 10/31/2013 and   2016        12,622              3.26           41,206
     began transactions in 2016)

  LMPVIT Western Asset Core      2018        25,469              3.26           83,068
     Plus Division (Commenced    2017        31,136              3.37          104,815
     10/31/2013 and began        2016        51,470              3.21          165,326
     transactions in 2016)

  Morgan Stanley VIF Global      2018         5,120     11.59 - 12.72           62,114
     Infrastructure Division     2017         4,622     12.79 - 13.96           61,644
     (Commenced 11/19/2014)      2016         4,158     11.55 - 12.54           49,884
                                 2015         5,480     10.20 - 11.03           58,000
                                 2014           315     12.49 - 12.95            4,007

  Oppenheimer Global             2018         1,578       9.47 - 9.59           14,988
     Multi-Alternatives Fund/VA  2017         1,578      9.93 - 10.03           15,705
     Division
     (Commenced 4/28/2017)

  PIMCO VIT                      2018         5,859       6.04 - 6.17           35,709
     CommodityRealReturn(R)      2017         6,917       7.17 - 7.28           49,885
     Strategy Division           2016         6,890       7.15 - 7.22           49,401
     (Commenced 11/19/2014)      2015         6,911       6.34 - 6.37           43,875
                                 2014           171              8.69            1,489



                                                  FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       --------------  ----------------  -----------------
  Ivy VIP Asset Strategy         2018       1.81                1.35                (6.71)
     Division (Commenced         2017       1.58                1.35                 16.69
     11/19/2014 and began        2016       0.58                1.35                (3.87)
     transactions in 2015)       2015       0.35                1.35                (9.58)

  Janus Henderson Enterprise     2018       0.10                0.90                (1.56)
     Division (Commenced         2017       0.11                0.90                 25.95
     10/31/2013 and began        2016       0.07                0.90                 11.10
     transactions in 2016)

  LMPVET ClearBridge Variable    2018       1.24                0.90                (2.63)
     Appreciation Division       2017       1.27                0.90                 18.48
     (Commenced 10/31/2013 and   2016       2.06                0.90                  8.79
     began transactions in 2016)

  LMPVET ClearBridge Variable    2018       1.56                0.90                (5.71)
     Dividend Strategy Division  2017       1.52                0.90                 18.11
     (Commenced 10/31/2013 and   2016       1.98                0.90                 13.96
     began transactions in 2016)

  LMPVET ClearBridge Variable    2018       0.30         0.90 - 1.15       (1.13) - (0.88)
     Large Cap Growth Division   2017       0.20         0.90 - 1.15         24.33 - 24.64
     (Commenced 10/31/2013 and   2016       0.84         0.90 - 1.15           6.17 - 6.43
     began transactions in 2016)

  LMPVET ClearBridge Variable    2018         --                0.90                  2.50
     Small Cap Growth Division   2017         --                0.90                 23.16
     (Commenced 10/31/2013 and   2016         --                0.90                  4.85
     began transactions in 2016)

  LMPVIT Western Asset Core      2018       3.42                0.90                (3.11)
     Plus Division (Commenced    2017       3.41                0.90                  4.80
     10/31/2013 and began        2016       5.53                0.90                  3.61
     transactions in 2016)

  Morgan Stanley VIF Global      2018       2.72         1.10 - 1.60       (9.36) - (8.90)
     Infrastructure Division     2017       2.27         1.10 - 1.60         10.76 - 11.32
     (Commenced 11/19/2014)      2016       1.94         1.10 - 1.60         13.14 - 13.71
                                 2015       1.70         1.10 - 1.60     (15.25) - (14.83)
                                 2014         --         1.10 - 1.35           0.27 - 0.30

  Oppenheimer Global             2018       0.17         1.10 - 1.35       (4.61) - (4.37)
     Multi-Alternatives Fund/VA  2017       0.19         1.10 - 1.35       (1.51) - (1.35)
     Division
     (Commenced 4/28/2017)

  PIMCO VIT                      2018       1.86         1.10 - 1.60     (15.70) - (15.27)
     CommodityRealReturn(R)      2017      10.82         1.10 - 1.60           0.32 - 0.82
     Strategy Division           2016       0.87         1.10 - 1.60         12.80 - 13.37
     (Commenced 11/19/2014)      2015       2.81         1.10 - 1.60     (27.09) - (26.72)
                                 2014       0.17                1.35               (13.36)



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                            AS OF DECEMBER 31
                                             -----------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO           NET
                                                 UNITS        HIGHEST ($)      ASSETS ($)
                                             ------------  ----------------  ---------------
  PIMCO VIT Dynamic Bond               2018         8,338     10.08 - 10.29          85,042
     Division (Commenced               2017        11,816     10.17 - 10.33         121,046
     11/19/2014 and began              2016        11,278       9.87 - 9.98         111,866
     transactions in 2015)             2015         6,574       9.61 - 9.66          63,382

  PIMCO VIT Emerging Markets           2018         6,000     10.26 - 10.47          62,180
     Bond Division                     2017         6,421     10.98 - 11.15          71,038
     (Commenced 11/19/2014)            2016         8,142     10.18 - 10.29          83,339
                                       2015         7,377       9.16 - 9.21          67,775
                                       2014           200              9.55           1,913

  TAP 1919 Variable Socially           2018         4,988              5.35          26,671
     Responsive Balanced Division      2017         4,430       5.11 - 5.45          24,126
     (Commenced 12/13/2013             2016         1,649       4.43 - 4.71           7,602
     and began transactions in 2015)   2015           501              4.21           2,112

                                                      FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------
  PIMCO VIT Dynamic Bond               2018       2.39        1.10 - 1.60      (0.88) - (0.38)
     Division (Commenced               2017       1.41        1.10 - 1.60          3.04 - 3.55
     11/19/2014 and began              2016       1.41        1.10 - 1.60          2.77 - 3.28
     transactions in 2015)             2015       6.69        1.10 - 1.60      (3.52) - (3.04)

  PIMCO VIT Emerging Markets           2018       3.83        1.10 - 1.60      (6.53) - (6.06)
     Bond Division                     2017       4.78        1.10 - 1.60          7.81 - 8.35
     (Commenced 11/19/2014)            2016       4.96        1.10 - 1.60        11.18 - 11.74
                                       2015       5.10        1.10 - 1.60      (4.08) - (3.60)
                                       2014       0.13               1.35               (3.43)

  TAP 1919 Variable Socially           2018       1.09               0.90               (1.83)
     Responsive Balanced Division      2017       1.34        0.90 - 1.15        15.41 - 15.70
     (Commenced 12/13/2013             2016       1.67        0.90 - 1.15          5.02 - 5.28
     and began transactions in 2015)   2015       1.29               1.15               (2.84)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Division.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

              Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                           Page
                                                                          ------
Report of Independent Registered Public Accounting Firm..................      1
Financial Statements at December 31, 2018 and 2017 and for the Years
  Ended December 31, 2018, 2017 and 2016:
  Consolidated Balance Sheets............................................      3
  Consolidated Statements of Operations..................................      4
  Consolidated Statements of Comprehensive Income (Loss).................      5
  Consolidated Statements of Equity......................................      6
  Consolidated Statements of Cash Flows..................................      7
  Notes to the Consolidated Financial Statements.........................      9
     Note 1 -- Business, Basis of Presentation and Summary of
       Significant Accounting Policies...................................      9
     Note 2 -- Segment Information.......................................     27
     Note 3 -- Disposition...............................................     32
     Note 4 -- Insurance.................................................     32
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business
       Acquired and Other Intangibles....................................     44
     Note 6 -- Reinsurance...............................................     47
     Note 7 -- Closed Block..............................................     54
     Note 8 -- Investments...............................................     56
     Note 9 -- Derivatives...............................................     78
     Note 10 -- Fair Value...............................................     91
     Note 11 -- Long-term and Short-term Debt............................    108
     Note 12 -- Equity...................................................    110
     Note 13 -- Other Revenues and Other Expenses........................    114
     Note 14 -- Employee Benefit Plans...................................    115
     Note 15 -- Income Tax...............................................    123
     Note 16 -- Contingencies, Commitments and Guarantees................    130
     Note 17 -- Quarterly Results of Operations (Unaudited)..............    137
     Note 18 -- Related Party Transactions...............................    137
Financial Statement Schedules at December 31, 2018 and 2017 and for
  the Years Ended December 31, 2018, 2017 and 2016:
  Schedule I -- Consolidated Summary of Investments -- Other Than
   Investments in Related Parties........................................    139
  Schedule III -- Consolidated Supplementary Insurance Information.......    140
  Schedule IV -- Consolidated Reinsurance................................    142

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Metropolitan Life Insurance Company

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 18, 2019

We have served as the Company's auditor since at least 1968; however, an earlier year could not be reliably determined.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                       2018           2017
                                                   -------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at
 estimated fair value (amortized cost: $155,175
 and $157,809, respectively)......................  $    159,073   $    170,272
Equity securities, at estimated fair value........           773          1,658
Mortgage loans (net of valuation allowances of
 $291 and $271, respectively; includes $210 and
 $0, respectively, relating to variable interest
 entities; includes $299 and $520, respectively,
 under the fair value option).....................        63,687         58,459
Policy loans......................................         6,061          6,006
Real estate and real estate joint ventures
 (includes $1,394 and $1,077, respectively,
 relating to variable interest entities; includes
 $0 and $25, respectively, of real estate
 held-for-sale)...................................         6,152          6,656
Other limited partnership interests...............         4,481          3,991
Short-term investments, principally at estimated
 fair value.......................................         1,506          3,155
Other invested assets (includes $113 and $131,
 respectively, relating to variable interest
 entities)........................................        15,690         14,911
                                                   -------------  -------------
  Total investments...............................       257,423        265,108
Cash and cash equivalents, principally at
 estimated fair value (includes $14 and $12,
 respectively, relating to variable interest
 entities)........................................         6,882          5,069
Accrued investment income (includes $1 and $0,
 respectively, relating to variable interest
 entities)........................................         2,050          2,042
Premiums, reinsurance and other receivables
 (includes $2 and $3, respectively, relating to
 variable interest entities)......................        21,829         22,098
Deferred policy acquisition costs and value of
 business acquired................................         4,117          4,348
Current income tax recoverable....................            --             64
Deferred income tax asset.........................            43             --
Other assets (includes $2 and $2, respectively,
 relating to variable interest entities)..........         3,723          4,741
Separate account assets...........................       110,850        130,825
                                                   -------------  -------------
  Total assets....................................  $    406,917   $    434,295
                                                   =============  =============
Liabilities and Equity
Liabilities
Future policy benefits............................  $    126,099   $    119,415
Policyholder account balances.....................        90,656         93,939
Other policy-related balances.....................         7,264          7,176
Policyholder dividends payable....................           494            499
Policyholder dividend obligation..................           428          2,121
Payables for collateral under securities loaned
 and other transactions...........................        18,472         19,871
Short-term debt...................................           129            243
Long-term debt (includes $5 and $6, respectively,
 at estimated fair value, relating to variable
 interest entities)...............................         1,567          1,667
Current income tax payable........................           611             --
Deferred income tax liability.....................            --          1,369
Other liabilities (includes $0 and $3,
 respectively, relating to variable interest
 entities)........................................        24,620         27,409
Separate account liabilities......................       110,850        130,825
                                                   -------------  -------------
  Total liabilities...............................       381,190        404,534
                                                   -------------  -------------
Contingencies, Commitments and Guarantees (Note
 16)
Equity
Metropolitan Life Insurance Company stockholder's
 equity:
Common stock, par value $0.01 per share;
 1,000,000,000 shares authorized; 494,466,664
 shares issued and outstanding....................             5              5
Additional paid-in capital........................        12,450         14,150
Retained earnings.................................         9,512         10,035
Accumulated other comprehensive income (loss).....         3,562          5,428
                                                   -------------  -------------
  Total Metropolitan Life Insurance Company
   stockholder's equity...........................        25,529         29,618
Noncontrolling interests..........................           198            143
                                                   -------------  -------------
  Total equity....................................        25,727         29,761
                                                   -------------  -------------
  Total liabilities and equity....................  $    406,917   $    434,295
                                                   =============  =============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                       2018          2017          2016
                                                   ------------  ------------  ------------
Revenues
Premiums..........................................  $    26,613   $    22,925   $    22,393
Universal life and investment-type product policy
 fees.............................................        2,124         2,227         2,542
Net investment income.............................       10,919        10,513        11,083
Other revenues....................................        1,586         1,570         1,478
Net investment gains (losses):
Other-than-temporary impairments on fixed
 maturity securities available-for-sale...........          (23)           (7)          (87)
Other-than-temporary impairments on fixed
 maturity securities available-for-sale
 transferred to other comprehensive income (loss).           --             1           (10)
Other net investment gains (losses)...............          176           340           229
                                                   ------------  ------------  ------------
 Total net investment gains (losses)..............          153           334           132
Net derivative gains (losses).....................          766          (344)       (1,138)
                                                   ------------  ------------  ------------
 Total revenues...................................       42,161        37,225        36,490
                                                   ------------  ------------  ------------
Expenses
Policyholder benefits and claims..................       29,097        25,792        25,313
Interest credited to policyholder account balances        2,479         2,235         2,233
Policyholder dividends............................        1,085         1,097         1,200
Other expenses....................................        5,191         5,135         5,803
                                                   ------------  ------------  ------------
 Total expenses...................................       37,852        34,259        34,549
                                                   ------------  ------------  ------------
 Income (loss) before provision for income tax....        4,309         2,966         1,941
Provision for income tax expense (benefit)........          173          (561)          199
                                                   ------------  ------------  ------------
 Net income (loss)................................        4,136         3,527         1,742
Less: Net income (loss) attributable to
 noncontrolling interests.........................            6             2            (8)
                                                   ------------  ------------  ------------
 Net income (loss) attributable to Metropolitan
   Life Insurance Company.........................  $     4,130   $     3,525   $     1,750
                                                   ============  ============  ============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                       2018         2017         2016
                                                   -----------  -----------  -----------
Net income (loss).................................  $    4,136   $    3,527   $    1,742
Other comprehensive income (loss):
Unrealized investment gains (losses), net of
 related offsets..................................      (6,318)       4,079          406
Unrealized gains (losses) on derivatives..........         346         (848)          36
Foreign currency translation adjustments..........         (20)          26           13
Defined benefit plans adjustment..................       2,409          129          217
                                                   -----------  -----------  -----------
 Other comprehensive income (loss), before income
   tax............................................      (3,583)       3,386          672
Income tax (expense) benefit related to items of
 other comprehensive income (loss)................         793       (1,077)        (238)
                                                   -----------  -----------  -----------
 Other comprehensive income (loss), net of income
   tax............................................      (2,790)       2,309          434
                                                   -----------  -----------  -----------
Comprehensive income (loss).......................       1,346        5,836        2,176
Less: Comprehensive income (loss) attributable to
 noncontrolling interest, net of income tax.......           6            2           (8)
                                                   -----------  -----------  -----------
 Comprehensive income (loss) attributable to
   Metropolitan Life Insurance Company............  $    1,340   $    5,834   $    2,184
                                                   ===========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                  Accumulated           Total
                                         Additional                  Other        Metropolitan Life
                                Common    Paid-in      Retained   Comprehensive   Insurance Company    Noncontrolling   Total
                                Stock     Capital     Earnings   Income (Loss)   Stockholder's Equity    Interests      Equity
                               -------- -----------  ----------  -------------- --------------------- --------------- ---------
Balance at December 31, 2015.. $      5 $    14,444  $   13,535    $    2,685      $       30,669        $     372    $  31,041
Capital contributions from
 MetLife, Inc.................                   10                                            10                            10
Returns of capital............                  (68)                                          (68)                          (68)
Excess tax benefits related
 to stock-based compensation..                   27                                            27                            27
Dividends paid to MetLife,
 Inc..........................                           (3,600)                           (3,600)                       (3,600)
Dividend of subsidiaries
 (Note 3).....................                           (2,652)                           (2,652)               2       (2,650)
Change in equity of
 noncontrolling interests.....                                                                 --             (176)        (176)
Net income (loss).............                            1,750                             1,750               (8)       1,742
Other comprehensive income
 (loss), net of income tax....                                            434                 434                           434
                               -------- -----------  ----------    ----------      --------------        ---------    ---------
Balance at December 31, 2016..        5      14,413       9,033         3,119              26,570              190       26,760
Capital contributions from
 MetLife, Inc.................                    6                                             6                             6
Returns of capital............                  (20)                                          (20)                          (20)
Purchase of operating joint
 venture interest from an
 affiliate (Note 8)...........                 (249)                                         (249)                         (249)
Dividends paid to MetLife,
 Inc..........................                           (2,523)                           (2,523)                       (2,523)
Change in equity of
 noncontrolling interests.....                                                                 --              (49)         (49)
Net income (loss).............                            3,525                             3,525                2        3,527
Other comprehensive income
 (loss), net of income tax....                                          2,309               2,309                         2,309
                               -------- -----------  ----------    ----------      --------------        ---------    ---------
Balance at December 31, 2017..        5      14,150      10,035         5,428              29,618              143       29,761
Cumulative effects of changes
 in accounting principles,
 net of income tax (Note 1)...                             (917)          924                   7                             7
                               -------- -----------  ----------    ----------      --------------        ---------    ---------
Balance at January 1, 2018....        5      14,150       9,118         6,352              29,625              143       29,768
Capital contributions from
 MetLife, Inc.................                   74                                            74                            74
Returns of capital............                   (2)                                           (2)                           (2)
Transfer of employee benefit
 plans to an affiliate (Note
 14)..........................               (1,772)                                       (1,772)                       (1,772)
Dividends paid to MetLife,
 Inc..........................                           (3,736)                           (3,736)                       (3,736)
Change in equity of
 noncontrolling interests.....                                                                 --               49           49
Net income (loss).............                            4,130                             4,130                6        4,136
Other comprehensive income
 (loss), net of income tax....                                         (2,790)             (2,790)                       (2,790)
                               -------- -----------  ----------    ----------      --------------        ---------    ---------
Balance at December 31, 2018.. $      5 $    12,450  $    9,512    $    3,562      $       25,529        $     198    $  25,727
                               ======== ===========  ==========    ==========      ==============        =========    =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                       2018            2017            2016
                                                  --------------  --------------  --------------
Cash flows from operating activities
Net income (loss)................................ $        4,136  $        3,527  $        1,742
Adjustments to reconcile net income (loss) to
 net cash provided by (used in) operating
 activities:
 Depreciation and amortization expenses..........            264             395             367
 Amortization of premiums and accretion of
  discounts associated with investments, net.....           (907)           (823)           (975)
 (Gains) losses on investments and from sales of
  businesses, net................................           (153)           (334)           (132)
 (Gains) losses on derivatives, net..............           (346)            900           1,865
 (Income) loss from equity method investments,
  net of dividends or distributions..............            375             314             483
 Interest credited to policyholder account
  balances.......................................          2,479           2,235           2,233
 Universal life and investment-type product
  policy fees....................................         (2,124)         (2,227)         (2,542)
 Change in fair value option and trading
  securities.....................................              3              17             406
 Change in accrued investment income.............             11             (40)             81
 Change in premiums, reinsurance and other
  receivables....................................           (309)            277          (2,606)
 Change in deferred policy acquisition costs and
  value of business acquired, net................            436             180             108
 Change in income tax............................            911          (2,200)           (438)
 Change in other assets..........................            947             309             701
 Change in insurance-related liabilities and
  policy-related balances........................          3,997           4,029           2,741
 Change in other liabilities.....................         (1,675)           (156)          1,731
 Other, net......................................            (19)            (49)             39
                                                  --------------  --------------  --------------
  Net cash provided by (used in) operating
    activities...................................          8,026           6,354           5,804
                                                  --------------  --------------  --------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities available-for-sale....         67,609          53,984          74,985
 Equity securities...............................            135             831             859
 Mortgage loans..................................          8,908           8,810          11,286
 Real estate and real estate joint ventures......          1,131             955             762
 Other limited partnership interests.............            479             565             830
Purchases and originations of:
 Fixed maturity securities available-for-sale....        (61,109)        (55,973)        (72,414)
 Equity securities...............................           (161)           (607)           (771)
 Mortgage loans..................................        (13,968)        (10,680)        (16,039)
 Real estate and real estate joint ventures......           (463)           (885)         (1,390)
 Other limited partnership interests.............           (871)           (794)           (809)
Cash received in connection with freestanding
 derivatives.....................................          1,798           1,661           1,372
Cash paid in connection with freestanding
 derivatives.....................................         (2,258)         (2,688)         (2,451)
Net change in policy loans.......................            (55)            (61)             85
Net change in short-term investments.............          1,671           1,623             694
Net change in other invested assets..............            351            (177)           (434)
Net change in property, equipment and leasehold
 improvements....................................            209            (177)           (227)
Other, net.......................................              4              --              --
                                                  --------------  --------------  --------------
 Net cash provided by (used in) investing
  activities..................................... $        3,410  $       (3,613) $       (3,662)
                                                  --------------  --------------  --------------

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                        2018             2017             2016
                                                  ---------------  ---------------  ---------------
Cash flows from financing activities
Policyholder account balances:
  Deposits....................................... $        74,550  $        70,258  $        64,962
  Withdrawals....................................         (78,746)         (70,215)         (61,252)
Net change in payables for collateral under
 securities loaned and other transactions........          (1,399)            (525)            (696)
Long-term debt issued............................              24              169               45
Long-term debt repaid............................            (109)             (92)             (58)
Financing element on certain derivative
 instruments and other derivative related
 transactions, net...............................            (149)            (300)            (321)
Dividend of subsidiaries.........................              --               --             (115)
Dividends paid to MetLife, Inc...................          (3,736)          (2,523)          (3,600)
Return of capital associated with the purchase
 of operating joint venture interest from an
 affiliate.......................................              --             (249)              --
Other, net.......................................             (54)              88              (44)
                                                  ---------------  ---------------  ---------------
  Net cash provided by (used in) financing
   activities....................................          (9,619)          (3,389)          (1,079)
                                                  ---------------  ---------------  ---------------
Effect of change in foreign currency exchange
 rates on cash and cash equivalents balances.....              (4)               3               --
                                                  ---------------  ---------------  ---------------
  Change in cash and cash equivalents............           1,813             (645)           1,063
Cash and cash equivalents, beginning of year.....           5,069            5,714            4,651
                                                  ---------------  ---------------  ---------------
  Cash and cash equivalents, end of year......... $         6,882  $         5,069  $         5,714
                                                  ===============  ===============  ===============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest......................................... $           107  $           105  $           114
                                                  ===============  ===============  ===============
Income tax....................................... $           483  $         1,693  $           819
                                                  ===============  ===============  ===============
Non-cash transactions
Capital contributions from MetLife, Inc.......... $            74  $             6  $            10
                                                  ===============  ===============  ===============
Returns of capital............................... $            --  $            15  $            --
                                                  ===============  ===============  ===============
Transfer of employee benefit plans to an
 affiliate (Note 14)............................. $         1,772  $            --  $            --
                                                  ===============  ===============  ===============
Fixed maturity securities available-for-sale
 received in connection with pension risk
 transfer transactions........................... $         3,016  $            --  $           985
                                                  ===============  ===============  ===============
Transfer of fixed maturity securities
 available-for-sale from affiliates.............. $            --  $           292  $           367
                                                  ===============  ===============  ===============
Transfer of fixed maturity securities
 available-for-sale to affiliates................ $            --  $            --  $         3,940
                                                  ===============  ===============  ===============
Transfer of mortgage loans to affiliates......... $            --  $            --  $           626
                                                  ===============  ===============  ===============
Deconsolidation of real estate investment
 vehicles:
  Reduction of real estate and real estate joint
   ventures...................................... $            --  $            --  $           354
                                                  ===============  ===============  ===============
  Reduction of noncontrolling interests.......... $            --  $            --  $           354
                                                  ===============  ===============  ===============
Disposal of subsidiaries:
Assets disposed.................................. $            --  $            --  $        27,476
Liabilities disposed.............................              --               --          (24,572)
                                                  ---------------  ---------------  ---------------
  Net assets disposed............................              --               --            2,904
Cash disposed....................................              --               --             (115)
Dividend of interests in subsidiaries............              --               --           (2,789)
                                                  ---------------  ---------------  ---------------
  Loss on dividend of interests in subsidiaries.. $            --  $            --  $            --
                                                  ===============  ===============  ===============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a provider of insurance, annuities, employee benefits and asset management and is organized into two segments: U.S. and MetLife Holdings. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

    The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

  Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform to the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

---------------------------------------------------------------------------------------------
Accounting Policy                                                                        Note
---------------------------------------------------------------------------------------------
Insurance                                                                               4
---------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles     5
---------------------------------------------------------------------------------------------
Reinsurance                                                                             6
---------------------------------------------------------------------------------------------
Investments                                                                             8
---------------------------------------------------------------------------------------------
Derivatives                                                                             9
---------------------------------------------------------------------------------------------
Fair Value                                                                              10
---------------------------------------------------------------------------------------------
Employee Benefit Plans                                                                  14
---------------------------------------------------------------------------------------------
Income Tax                                                                              15
---------------------------------------------------------------------------------------------
Litigation Contingencies                                                                16
---------------------------------------------------------------------------------------------

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

     Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts.

     Liabilities for universal and variable life policies with secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the life of the contract based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the S&P Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

     Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     The Company issues directly and assumes through reinsurance variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit adjusted for withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of a specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or
   (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), elective annuitizations of guaranteed minimum income benefits ("GMIBs") and the life contingent portion of GMIBs that require annuitization when the account balance goes to zero.

     Guarantees accounted for as embedded derivatives in policyholder account balances include guaranteed minimum accumulation benefits ("GMABs"), the non-life contingent portion of GMWBs and certain non-life contingent portions of GMIBs. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

     Other policy-related balances include policy and contract claims, premiums received in advance, unearned revenue liabilities, obligations assumed under structured settlement assignments, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported ("IBNR") death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of IBNR claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

     See Note 4 for additional information on obligations assumed under structured settlement assignments.

   Recognition of Insurance Revenues and Deposits

     Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to short-duration non-medical health, disability and accident & health contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     All revenues and expenses are presented net of reinsurance, as applicable.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .   incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 . Nonparticipating and                   Actual and expected future gross
   non-dividend-paying traditional        premiums.
   contracts:
  .  Term insurance
  .  Nonparticipating whole life
     insurance
  .  Traditional group life insurance
  .  Non-medical health insurance
 ------------------------------------------------------------------------------
 . Participating, dividend-paying         Actual and expected future gross
   traditional contracts                  margins.
 ------------------------------------------------------------------------------
 . Fixed and variable universal life      Actual and expected future gross
   contracts                              profits.
 . Fixed and variable deferred annuity
   contracts

    See Note 5 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

  Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity, and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception, and as policyholder benefits and claims when there is a loss at inception and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

     Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities

     The majority of the Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Sales of securities are determined on a specific identification basis.

     Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premium and accretion of discount, and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "-- Fixed Maturity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities." The amortization of premium and accretion of discount also takes into consideration call and maturity dates.

     The Company periodically evaluates these securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Fixed Maturity Securities AFS -- Evaluation of Fixed Maturity Securities AFS for OTTI and Evaluating Temporarily Impaired Fixed Maturity Securities AFS."

     For securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings within net investment gains (losses) when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Equity Securities

     Equity securities are reported at their estimated fair value, with changes in estimated fair value included in net investment gains (losses). Sales of securities are determined on a specific identification basis. Dividends are recognized in net investment income when declared.

   Mortgage Loans

     The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

     Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premium and accretion of discount.

     Also included in mortgage loans are residential mortgage loans for which the fair value option ("FVO") was elected and which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

   Policy Loans

     Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

     Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

     Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

     The Company uses the equity method of accounting for real estate joint ventures and other limited partnership interests ("investee") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings in net investment income on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

     The Company accounts for its interest in real estate joint ventures and other limited partnership interests in which it has virtually no influence over the investee's operations at fair value. Changes in estimated fair value of these investments are included in net investment gains (losses). Because of the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

     The Company routinely evaluates its equity method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

     Short-term investments include highly liquid securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. Securities included within short-term investments are stated at estimated fair value, while other investments included within short-term investments are stated at amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method. See
      Note 15.

   . Affiliated investments include affiliated loans and affiliated preferred stock. Affiliated loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount. Interest income is recognized using an effective yield method giving effect to amortization of premium and accretion of discount. Affiliated preferred stock is stated at cost. Dividends are recognized in net investment income when declared.

   . Annuities funding structured settlement claims represent annuities funding claims assumed by the Company in its capacity as a structured settlements assignment company. The annuities are stated at their contract value, which represents the present value of the future periodic claim payments to be provided. The net investment income recognized reflects the amortization of discount of the annuity at its implied effective interest rate. See Note 4.

   . Leveraged leases net investment is equal to the minimum lease payments plus the unguaranteed residual value, less the unearned income, and is recorded net of non-recourse debt. Income is determined by applying the leveraged lease's estimated rate of return to the net investment in the lease in those periods in which the net investment at the beginning of the period is positive. Leveraged leases derive investment returns in part from their income tax treatment. The Company regularly reviews residual values for impairment.

   . Investments in Federal Home Loan Bank ("FHLB") common stock are carried at redemption value and are considered restricted investments until redeemed by the respective FHLB regional banks ("FHLBanks").

   . Investment in an operating joint venture that engages in insurance underwriting activities accounted for under the equity method.

   . Fair value option securities ("FVO Securities") are primarily investments in fixed maturity securities held-for-investment that are managed on a total return basis where the FVO has been elected, with changes in estimated fair value, included in net investment income.

   . Direct financing leases net investment is equal to the minimum lease payments plus the unguaranteed residual value, less unearned income. Income is determined by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.

   . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending and Repurchase Agreements

     The Company accounts for securities lending transactions and repurchase agreements as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions and repurchase agreements are reported as investment income and investment expense, respectively, within net investment income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Securities Lending

     The Company enters into securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan.

   Repurchase Agreements

     The Company participates in short-term repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company lends fixed maturity securities and receives cash as collateral in an amount generally equal to 95% to 100% of the estimated fair value of the securities loaned at the inception of the transaction. The Company monitors the estimated fair value of the collateral and the securities loaned throughout the duration of the transaction and additional collateral is obtained as necessary. Securities loaned under such transactions may be sold or re-pledged by the transferee.

  Derivatives

   Freestanding Derivatives

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivative's carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

Statement of Operations Presentation:  Derivative:
-----------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       Economic hedges of variable annuity guarantees included in future policy benefits
-----------------------------------------------------------------------------------------------------------
Net investment income                  Economic hedges of equity method investments in joint ventures
                                       All derivatives held in relation to trading portfolios
-----------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

     The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

     Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such unadjusted quoted prices are not available, estimated fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management's judgment are used to determine the estimated fair value of assets and liabilities.

  Employee Benefit Plans

    Through September 30, 2018, the Company sponsored and/or administered various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

    As of October 1, 2018, except for the nonqualified defined pension plan, the plan sponsor was changed from the Company to an affiliate. Following such change, the Company remains a participating affiliate in these plans. Accordingly, beginning October 1, 2018, the Company's obligation and expense related to such plans is limited to the amount of associated expense allocated to it as a participating affiliate.

    The Company recognizes the funded status of each of its defined benefit pension and other postretirement benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

    Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs, generally over the average projected future service years of the active employees. In addition, prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized to net periodic benefit costs over the average projected future service years of the active employees.

    Net periodic benefit costs are determined using management's estimates and actuarial assumptions and are comprised of service cost, interest cost, settlement and curtailment costs, expected return on plan assets, amortization of net actuarial (gains) losses, and amortization of prior service costs (credit). Fair value is used to determine the expected return on plan assets.

    Through September 30, 2018, the Company also sponsored defined contribution plans for substantially all employees under which a portion of employee contributions is matched. Applicable matching contributions were made each payroll period. Accordingly, the Company recognized compensation cost for current matching contributions. As of October 1, 2018, except for the nonqualified defined contribution plan, the plan sponsor was changed from the Company to an affiliate.

    See Note 14 for information on the plan sponsor change.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Income Tax

    Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life insurance and non-life insurance federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

    The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .   the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdictions;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .   future reversals of existing taxable temporary differences;

  .   taxable income in prior carryback years; and

  .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed into law H.R. 1, commonly referred to as the Tax Cuts and Jobs Act of 2017 ("U.S. Tax Reform"). See
  Note 15 for additional information on U.S. Tax Reform and related Staff Accounting Bulletin ("SAB") 118 provisional amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Litigation Contingencies

    The Company is a defendant in a large number of litigation matters and is involved in a number of regulatory investigations. Given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 16, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's consolidated financial statements.

  Other Accounting Policies

   Stock-Based Compensation

     The Company recognizes stock-based compensation on its consolidated results of operations based on MetLife, Inc.'s allocation. MetLife, Inc. applies the accounting policies described below to determine those expenses.

     MetLife, Inc. grants certain employees stock-based compensation awards under various plans that are subject to specific vesting conditions. MetLife, Inc. measures the cost of all stock-based transactions at fair value at the grant date and recognizes it over the period during which a grantee must provide services in exchange for the award. MetLife, Inc. remeasures performance shares and cash-payable awards quarterly. Employees who meet certain age-and-service criteria receive payment or may exercise their awards regardless of ending employment. However, the award's payment or exercisability takes place at the originally-scheduled time, i.e., is not accelerated. As a result, the award does not require the employee to provide any substantive service after attaining those age-and-service criteria. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards from the beginning of the vesting to the earlier of the end of the vesting period or the date the employee attains the age-and-service criteria. MetLife, Inc. incorporates an estimation of future forfeitures of stock-based awards into the determination of compensation expense when recognizing expense over the requisite service period.

   Cash and Cash Equivalents

     The Company considers highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Securities included within cash equivalents are stated at estimated fair value, while other investments included within cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $926 million and $1.2 billion at December 31, 2018 and 2017, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $572 million and $614 million at December 31, 2018 and 2017, respectively. Related depreciation and amortization expense was $81 million, $124 million and $139 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.3 billion and $1.7 billion at December 31, 2018 and 2017, respectively. Accumulated amortization of capitalized software was $1.3 billion at both December 31, 2018 and 2017. Related amortization expense was $90 million, $164 million and $132 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     During the year ended December 31, 2018, the Company sold to an affiliate certain property, equipment, leasehold improvements and computer software at carrying value for a total of $785 million.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Other Revenues

     Other revenues primarily include, in addition to items described elsewhere herein, fees related to service contracts from customers related to prepaid legal plans, administrative services-only ("ASO") contracts, and recordkeeping and related services. Substantially all of the revenue from the services is recognized over time as the applicable services are provided or are made available to the customers. The revenue recognized includes variable consideration to the extent it is probable that a significant reversal will not occur. In addition to the service fees, other revenues also include certain stable value fees and reinsurance ceded. These fees are recognized as earned.

   Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life Insurance Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company.

   Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

     Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     The Company tests goodwill for impairment by either performing a qualitative assessment or a quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a quantitative impairment test. In performing the quantitative impairment test, the Company may determine the fair values of its reporting units by applying a market multiple, discounted cash flow, and/or an actuarial based valuation approach.
     For the 2018 annual goodwill impairment tests, the Company concluded that goodwill was not impaired. The goodwill balance was $70 million in the U.S. segment and $31 million in the MetLife Holdings segment, at both
   December 31, 2018 and 2017.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Recent Accounting Pronouncements

  Changes to GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of accounting standards updates ("ASUs") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. The following tables provide a description of new ASUs issued by the FASB and the impact of the adoption on the Company's consolidated financial statements.

  Adoption of New Accounting Pronouncements

    Except as noted below, the ASUs adopted by the Company effective January 1, 2018 did not have a material impact on its consolidated financial statements.

               Standard                                        Description                         Effective Date and
                                                                                                   Method of Adoption
------------------------------------------------------------------------------------------------------------------------
ASU 2018-02, Income                      The new guidance allows a reclassification of AOCI       January 1, 2018, the
Statement--Reporting Comprehensive       to retained earnings for stranded tax effects resulting  Company applied the
Income (Topic 220): Reclassification of  from the U.S. Tax Reform. Due to the change in           ASU in the period of
Certain Tax Effects from Accumulated     corporate tax rates resulting from the U.S. Tax          adoption.
Other Comprehensive Income               Reform, the Company reported stranded tax effects
                                         in AOCI related to unrealized gains and losses on
                                         AFS securities, cumulative foreign translation
                                         adjustments and deferred costs on pension benefit
                                         plans.
------------------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial Instruments --    The new guidance changed the previous accounting         January 1, 2018, the
Overall (Subtopic 825-10): Recognition   guidance related to (i) the classification and           Company adopted,
and Measurement of Financial Assets and  measurement of certain equity investments, (ii) the      using a modified
Financial Liabilities, as clarified and  presentation of changes in the fair value of financial   retrospective
amended by ASU 2018-03, Technical        liabilities measured under the FVO that are due to       approach.
Corrections and Improvements to          instrument-specific credit risk, and (iii) certain
Financial Instruments-Overall (Subtopic  disclosures associated with the fair value of financial
825-10): Recognition and Measurement of  instruments. There is no longer a requirement to
Financial Assets and Financial           assess equity securities for impairment since such
Liabilities.                             securities are now measured at fair value through net
                                         income. Additionally, there is no longer a
                                         requirement to assess equity securities for embedded
                                         derivatives requiring bifurcation.
------------------------------------------------------------------------------------------------------------------------
ASU 2014-09, Revenue from Contracts      The new guidance supersedes nearly all existing          January 1, 2018, the
with Customers (Topic 606)               revenue recognition guidance under GAAP.                 Company adopted,
                                         However, it does not impact the accounting for           using a modified
                                         insurance and investment contracts within the scope      retrospective
                                         of FASB Accounting Standard Codification Topic           approach.
                                         944, Financial Services - Insurance, leases, financial
                                         instruments and certain guarantees. For those
                                         contracts that are impacted, the new guidance
                                         requires an entity to recognize revenue upon the
                                         transfer of promised goods or services to customers
                                         in an amount that reflects the consideration to which
                                         the entity expects to be entitled, in exchange for
                                         those goods or services.

               Standard                         Impact on Financial Statements

--------------------------------------------------------------------------------------
ASU 2018-02, Income                      The adoption of this guidance resulted in
Statement--Reporting Comprehensive       the release of stranded tax effects in AOCI
Income (Topic 220): Reclassification of  resulting from the U.S. Tax Reform by
Certain Tax Effects from Accumulated     decreasing retained earnings as of
Other Comprehensive Income               January 1, 2018 by $1.0 billion with a
                                         corresponding increase to AOCI. The
                                         Company's accounting policy for the
                                         release of stranded tax effects in AOCI is
                                         on an aggregate portfolio basis.
--------------------------------------------------------------------------------------
ASU 2016-01, Financial Instruments --    The adoption of this guidance resulted in a
Overall (Subtopic 825-10): Recognition   $101 million, net of income tax, increase to
and Measurement of Financial Assets and  retained earnings largely offset by a
Financial Liabilities, as clarified and  decrease to AOCI that was primarily
amended by ASU 2018-03, Technical        attributable to $925 million of equity
Corrections and Improvements to          securities previously classified and
Financial Instruments-Overall (Subtopic  measured as equity securities AFS. The
825-10): Recognition and Measurement of  Company has included the required
Financial Assets and Financial           disclosures related to equity securities AFS
Liabilities.                             within Note 8.



--------------------------------------------------------------------------------------
ASU 2014-09, Revenue from Contracts      The adoption of the guidance did not have
with Customers (Topic 606)               a material impact on the Company's
                                         consolidated financial statements other
                                         than expanded disclosures in Note 13.










Other

  Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $2 million, gross derivative liabilities by $182 million, accrued investment income by $4 million, and collateral receivables recorded within premiums, reinsurance and other receivables by $176 million.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $751 million, gross derivative liabilities by $603 million, accrued investment income by $55 million, accrued investment expense recorded within other liabilities by $10 million, collateral receivables recorded within premiums, reinsurance and other receivables by $226 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions by $419 million.

Future Adoption of New Accounting Pronouncements

  ASUs not listed below were assessed and either determined to be not applicable or are not expected to have a material impact on the Company's consolidated financial statements. ASUs issued but not yet adopted as of December 31, 2018 that are being assessed and may or may not have a material impact on the Company's consolidated financial statements are summarized in the table below.

                                                                                          Effective Date and
         Standard                                  Description                            Method of Adoption
-----------------------------------------------------------------------------------------------------------------
ASU 2018-17,                The new guidance provides that indirect interests held     January 1, 2020, to be
Consolidation (Topic 810):  through related parties in common control arrangements     applied retrospectively
Targeted Improvements to    should be considered on a proportional basis for           with a cumulative
Related Party Guidance for  determining whether fees paid to decisionmakers and        effect adjustment to
Variable Interest Entities  service providers are variable interests.                  retained earnings at the
                                                                                       beginning of the
                                                                                       earliest period
                                                                                       presented.
-----------------------------------------------------------------------------------------------------------------
ASU 2018-16, Derivatives    The new guidance permits the use of the overnight index    January 1, 2019, to be
and Hedging (Topic 815):    swap rate based on the SOFR as a U.S. benchmark            applied prospectively
Inclusion of the Secured    interest rate for hedge accounting purposes under Topic    for qualifying new or
Overnight Financing Rate    815.                                                       redesignated hedging
(SOFR) Overnight Index                                                                 relationships entered
Swap (OIS) Rate as a                                                                   into after January 1,
Benchmark Interest Rate                                                                2019.
for Hedge Accounting
Purposes
-----------------------------------------------------------------------------------------------------------------
ASU 2018-15,                The new guidance requires a customer in a cloud            January 1, 2020. The
Intangibles--Goodwill and   computing arrangement that is a service contract to        new guidance can be
Other--Internal-Use         follow the internal-use software guidance to determine     applied either
Software (Subtopic          which implementation costs to capitalize as an asset and   prospectively to
350-40): Customer's         which costs to expense as incurred. Implementation costs   eligible costs incurred
Accounting for              that are capitalized under the new guidance are required   on or after the
Implementation Costs        to be amortized over the term of the hosting arrangement,  guidance is first
Incurred in a Cloud         beginning when the module or component of the hosting      applied, or
Computing Arrangement       arrangement is ready for its intended use.                 retrospectively to all
That Is a Service Contract                                                             periods presented.
-----------------------------------------------------------------------------------------------------------------
ASU 2018-14,                The new guidance removes certain disclosures that no       December 31, 2020, to
Compensation--Retirement    longer are considered cost beneficial, clarifies the       be applied on a
Benefits--Defined Benefit   specific requirements of disclosures, and adds disclosure  retrospective basis to
Plans--General (Subtopic    requirements identified as relevant for employers that     all periods presented
715-20): Disclosure         sponsor defined benefit pension or other postretirement    (with early adoption
Framework--Changes to       plans.                                                     permitted).
the Disclosure
Requirements for Defined
Benefit Plans

         Standard              Impact on Financial Statements
------------------------------------------------------------------
ASU 2018-17,                The Company does not expect the
Consolidation (Topic 810):  adoption to have a material impact
Targeted Improvements to    on its consolidated financial
Related Party Guidance for  statements.
Variable Interest Entities



------------------------------------------------------------------
ASU 2018-16, Derivatives    The Company does not expect the
and Hedging (Topic 815):    adoption to have a material impact
Inclusion of the Secured    on its consolidated financial
Overnight Financing Rate    statements.
(SOFR) Overnight Index
Swap (OIS) Rate as a
Benchmark Interest Rate
for Hedge Accounting
Purposes
------------------------------------------------------------------
ASU 2018-15,                The Company is currently evaluating
Intangibles--Goodwill and   the impact of the new guidance on its
Other--Internal-Use         consolidated financial statements.
Software (Subtopic
350-40): Customer's
Accounting for
Implementation Costs
Incurred in a Cloud
Computing Arrangement
That Is a Service Contract
------------------------------------------------------------------
ASU 2018-14,                The Company is currently evaluating
Compensation--Retirement    the impact of the new guidance on its
Benefits--Defined Benefit   consolidated financial statements.
Plans--General (Subtopic
715-20): Disclosure
Framework--Changes to
the Disclosure
Requirements for Defined
Benefit Plans

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

                                                                                            Effective Date and
         Standard                                   Description                             Method of Adoption
-------------------------------------------------------------------------------------------------------------------
ASU 2018-13, Fair Value     The new guidance modifies the disclosure requirements        January 1, 2020.
Measurement (Topic 820):    on fair value by removing some requirements, modifying       Amendments related to
Disclosure Framework--      others, adding changes in unrealized gains and losses        changes in unrealized
Changes to the Disclosure   included in OCI for recurring Level 3 fair value             gains and losses, the
Requirements for Fair       measurements, and under certain circumstances,               range and weighted
Value Measurement           providing the option to disclose certain other quantitative  average of significant
                            information with respect to significant unobservable         unobservable inputs
                            inputs in lieu of a weighted average.                        used to develop
                                                                                         Level 3 fair value
                                                                                         measurements, and the
                                                                                         narrative description of
                                                                                         measurement
                                                                                         uncertainty should be
                                                                                         applied prospectively.
                                                                                         All other amendments
                                                                                         should be applied
                                                                                         retrospectively.
-------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial      The new guidance (i) prescribes the discount rate to be      January 1, 2021, to be
Services--Insurance (Topic  used in measuring the liability for future policy benefits   applied retrospectively
944): Targeted              for traditional and limited payment long-duration            to January 1, 2019
Improvements to the         contracts, and requires assumptions for those liability      (with early adoption
Accounting for Long-        valuations to be updated after contract inception,           permitted).
Duration Contracts          (ii) requires more market-based product guarantees on
                            certain separate account and other account balance long-
                            duration contracts to be accounted for at fair value,
                            (iii) simplifies the amortization of DAC for virtually all long-duration contracts, and (iv) introduces certain
                            financial statement presentation requirements, as well as
                            significant additional quantitative and qualitative
                            disclosures.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-12, Derivatives    The new guidance simplifies the application of hedge         January 1, 2019, to be
and Hedging (Topic 815):    accounting in certain situations and amends the hedge        applied on a modified
Targeted Improvements to    accounting model to enable entities to better portray the    retrospective basis
Accounting for Hedging      economics of their risk management activities in their       through a cumulative
Activities                  financial statements.                                        effect adjustment to
                                                                                         retained earnings.






-------------------------------------------------------------------------------------------------------------------
ASU 2017-08, Receivables    The new guidance shortens the amortization period for        January 1, 2019, to be
--Nonrefundable Fees and    certain callable debt securities held at a premium and       applied on a modified
Other Costs                 requires the premium to be amortized to the earliest call    retrospective basis
(Subtopic 310-20),          date. However, the new guidance does not require an          through a cumulative
Premium Amortization on     accounting change for securities held at a discount whose    effect adjustment to
Purchased Callable Debt     discount continues to be amortized to maturity.              retained earnings.
Securities
-------------------------------------------------------------------------------------------------------------------
ASU 2017-04,                The new guidance simplifies the current two-step             January 1, 2020, to be
Intangibles--Goodwill and   goodwill impairment test by eliminating Step 2 of the        applied on a
Other (Topic 350):          test. The new guidance requires a one-step impairment        prospective basis.
Simplifying the Test for    test in which an entity compares the fair value of a         Early adoption is
Goodwill Impairment         reporting unit with its carrying amount and recognizes an    permitted for interim
                            impairment charge for the amount by which the carrying       or annual goodwill
                            amount exceeds the reporting unit's fair value, if any.      impairment tests
                                                                                         performed on testing
                                                                                         dates after January 1,
                                                                                         2017.

         Standard               Impact on Financial Statements
-------------------------------------------------------------------
ASU 2018-13, Fair Value     As of December 31, 2018, the
Measurement (Topic 820):    Company early adopted the
Disclosure Framework--      provisions of the guidance that
Changes to the Disclosure   removed the requirements relating to
Requirements for Fair       transfers between fair value
Value Measurement           hierarchy levels and certain
                            disclosures about valuation processes
                            for Level 3 fair value measurements.
                            The Company will adopt the
                            remainder of the new guidance at the
                            effective date, and is currently
                            evaluating the impact of those
                            changes on its consolidated financial
                            statements.



-------------------------------------------------------------------
ASU 2018-12, Financial      The Company has started its
Services--Insurance (Topic  implementation efforts and is
944): Targeted              currently evaluating the impact of the
Improvements to the         new guidance. Given the nature and
Accounting for Long-        extent of the required changes to a
Duration Contracts          significant portion of the Company's
                            operations, the adoption of this
                            standard is expected to have a
                            material impact on its consolidated
                            financial statements.



-------------------------------------------------------------------
ASU 2017-12, Derivatives    Upon adoption, the Company will
and Hedging (Topic 815):    make certain changes to its
Targeted Improvements to    assessment of hedge effectiveness
Accounting for Hedging      for fair value hedging relationships,
Activities                  and the Company will also reclassify
                            hedge ineffectiveness for cash flow
                            hedging relationships existing as of
                            the adoption date, which was
                            previously recorded to earnings, to
                            AOCI. The estimated impact of
                            adoption is a decrease to retained
                            earnings of less than $250 million.
-------------------------------------------------------------------
ASU 2017-08, Receivables    The adoption of the new guidance
--Nonrefundable Fees and    will not have a material impact on
Other Costs                 the Company's consolidated
(Subtopic 310-20),          financial statements.
Premium Amortization on
Purchased Callable Debt
Securities
-------------------------------------------------------------------
ASU 2017-04,                The new guidance will reduce the
Intangibles--Goodwill and   complexity involved with the
Other (Topic 350):          evaluation of goodwill for
Simplifying the Test for    impairment. The impact of the new
Goodwill Impairment         guidance will depend on the
                            outcomes of future goodwill
                            impairment tests.




                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

                                                                     Effective Date and
         Standard                        Description                 Method of Adoption
--------------------------------------------------------------------------------------------
ASU 2016-13, Financial      This new guidance replaces the         January 1, 2020. For
Instruments--Credit Losses  incurred loss impairment methodology   substantially all
(Topic 326): Measurement    with one that reflects expected        financial assets, the
of Credit Losses on         credit losses. The measurement of      ASU is to be applied
Financial Instruments, as   expected credit losses should be       on a modified
clarified and amended by    based on historical loss information,  retrospective basis
ASU 2018-19, Codification   current conditions, and reasonable     through a cumulative
Improvements to Topic 326,  and supportable forecasts. The new     effect adjustment to
Financial Instruments--     guidance requires that an OTTI on a    retained earnings. For
Credit Losses               debt security will be recognized as    previously impaired
                            an allowance going forward, such that  debt securities and
                            improvements in expected future cash   certain debt securities
                            flows after an impairment will no      acquired with evidence
                            longer be reflected as a prospective   of credit quality
                            yield adjustment through net           deterioration since
                            investment income, but rather a        origination, the new
                            reversal of the previous impairment    guidance is to be
                            and recognized through realized        applied prospectively.
                            investment gains and losses. The
                            guidance also requires enhanced
                            disclosures. In November 2018, the
                            FASB issued ASU 2018-19, clarifying
                            that receivables arising from
                            operating leases should be accounted
                            for in accordance with Topic 842,
                            Leases. The Company has assessed the
                            asset classes impacted by the new
                            guidance and is currently assessing
                            the accounting and reporting system
                            changes that will be required to
                            comply with the new guidance.
--------------------------------------------------------------------------------------------
ASU 2016-02, Leases         The new guidance requires a lessee to  January 1, 2019, to be
(Topic 842), as clarified   recognize assets and liabilities for   applied on a modified
and amended by ASU          leases with lease terms of more than   retrospective basis
2018-10, Codification       12 months. Leases would be classified  using the optional
Improvements to Topic 842,  as finance or operating leases and     transition method with
Leases, ASU 2018-11,        both types of leases will be           a cumulative effect
Leases (Topic 842):         recognized on the balance sheet.       adjustment recorded at
Targeted Improvements,      Lessor accounting will remain largely  January 1, 2019.
and ASU 2018-20, Leases     unchanged from current guidance
(Topic 842): Narrow-Scope   except for certain targeted changes.
Improvements for Lessors    The new guidance will also require
                            new qualitative and quantitative
                            disclosures. In July 2018, two
                            amendments to the new guidance were
                            issued. The amendments provide the
                            option to adopt the new guidance
                            prospectively without adjusting
                            comparative periods. Also, the
                            amendments provide lessors with a
                            practical expedient not to separate
                            lease and non-lease components for
                            certain operating leases. In December
                            2018, an amendment was issued to
                            clarify lessor accounting relating to
                            taxes, certain lessor's costs and
                            variable payments related to both
                            lease and non-lease components. The
                            Company will adopt the new guidance
                            and related amendments on January 1,
                            2019 and expects to elect certain
                            practical expedients permitted under
                            the transition guidance. In addition,
                            the Company will elect the
                            prospective transition option and
                            recognize a cumulative effect
                            adjustment to the opening balance of
                            retained earnings in the period of
                            adoption. The Company has been
                            executing an integrated
                            implementation plan which includes a
                            multi-functional working group with a
                            project governance structure to
                            address any resource, system, data
                            and process gaps related to the
                            implementation of the new standard.
                            The Company is currently integrating
                            a lease accounting technology
                            solution and finalizing updated
                            reporting processes and additional
                            internal controls to facilitate
                            compliance with the new guidance.
--------------------------------------------------------------------------------------------

             Description                  Impact on Financial Statements
-----------------------------------------------------------------------------
This new guidance replaces the         The Company believes that the
incurred loss impairment methodology   most significant impact upon
with one that reflects expected        adoption will be to its mortgage
credit losses. The measurement of      loan investments. The Company is
expected credit losses should be       currently evaluating the impact of
based on historical loss information,  the new guidance on its
current conditions, and reasonable     consolidated financial statements.
and supportable forecasts. The new
guidance requires that an OTTI on a
debt security will be recognized as
an allowance going forward, such that
improvements in expected future cash
flows after an impairment will no
longer be reflected as a prospective
yield adjustment through net
investment income, but rather a
reversal of the previous impairment
and recognized through realized
investment gains and losses. The
guidance also requires enhanced
disclosures. In November 2018, the
FASB issued ASU 2018-19, clarifying
that receivables arising from
operating leases should be accounted
for in accordance with Topic 842,
Leases. The Company has assessed the
asset classes impacted by the new
guidance and is currently assessing
the accounting and reporting system
changes that will be required to
comply with the new guidance.
-----------------------------------------------------------------------------
The new guidance requires a lessee to  The Company believes the most
recognize assets and liabilities for   significant changes relate to (i) the
leases with lease terms of more than   recognition of new right of use
12 months. Leases would be classified  assets and lease liabilities on the
as finance or operating leases and     consolidated balance sheet for real
both types of leases will be           estate operating leases; and (ii) the
recognized on the balance sheet.       recognition of deferred gains
Lessor accounting will remain largely  associated with previous sale-
unchanged from current guidance        leaseback transactions as a
except for certain targeted changes.   cumulative effect adjustment to
The new guidance will also require     retained earnings. On adoption, the
new qualitative and quantitative       Company will recognize additional
disclosures. In July 2018, two         operating liabilities, with
amendments to the new guidance were    corresponding right of use assets of
issued. The amendments provide the     the same amount adjusted for
option to adopt the new guidance       prepaid/deferred rent, unamortized
prospectively without adjusting        initial direct costs and potential
comparative periods. Also, the         impairment of right of use assets
amendments provide lessors with a      based on the present value of the
practical expedient not to separate    remaining minimum rental
lease and non-lease components for     payments. These assets and
certain operating leases. In December  liabilities will represent less than
2018, an amendment was issued to       1% of the Company's total assets
clarify lessor accounting relating to  and total liabilities. The adoption
taxes, certain lessor's costs and      will not have a material impact on
variable payments related to both      its consolidated financial
lease and non-lease components. The    statements.
Company will adopt the new guidance
and related amendments on January 1,
2019 and expects to elect certain
practical expedients permitted under
the transition guidance. In addition,
the Company will elect the
prospective transition option and
recognize a cumulative effect
adjustment to the opening balance of
retained earnings in the period of
adoption. The Company has been
executing an integrated
implementation plan which includes a
multi-functional working group with a
project governance structure to
address any resource, system, data
and process gaps related to the
implementation of the new standard.
The Company is currently integrating
a lease accounting technology
solution and finalizing updated
reporting processes and additional
internal controls to facilitate
compliance with the new guidance.
-----------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


2. Segment Information

  The Company is organized into two segments: U.S. and MetLife Holdings. In addition, the Company reports certain of its results of operations in Corporate & Other.

U.S.

  The U.S. segment offers a broad range of protection products and services aimed at serving the financial needs of customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The U.S. segment is organized into two businesses: Group Benefits and Retirement and Income Solutions ("RIS").

 . The Group Benefits business offers life, dental, group short- and long-term disability, individual disability, accidental death and dismemberment, vision and accident & health coverages, as well as prepaid legal plans. This business also sells ASO arrangements to some employers.

 . The RIS business offers a broad range of life and annuity-based insurance and investment products, including stable value and pension risk transfer products, institutional income annuities, tort settlements, and capital markets investment products, as well as solutions for funding postretirement benefits and company-, bank- or trust-owned life insurance.

MetLife Holdings

  The MetLife Holdings segment consists of operations relating to products and businesses that the Company no longer actively markets, such as variable, universal, term and whole life insurance, variable, fixed and index-linked annuities and long-term care insurance.

Corporate & Other

  Corporate & Other contains the excess capital, as well as certain charges and activities, not allocated to the segments, including enterprise-wide strategic initiative restructuring charges and various start-up businesses. Additionally, Corporate & Other includes run-off businesses. Corporate & Other also includes the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. For the year ended December 31, 2016, Corporate & Other includes business of the Company that was transferred to Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse"). In addition, Corporate & Other includes the elimination of intersegment amounts, which generally relate to affiliated reinsurance and intersegment loans, which bear interest rates commensurate with related borrowings.

Financial Measures and Segment Accounting Policies

  Adjusted earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, adjusted earnings is also the Company's GAAP measure of segment performance and is reported below. Adjusted earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Adjusted earnings is defined as adjusted revenues less adjusted expenses, net of income tax.

  The financial measures of adjusted revenues and adjusted expenses focus on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues and costs related to non-core products and certain entities required to be consolidated under GAAP. Also, these measures exclude results of discontinued operations under GAAP and other businesses that have been or will be sold or exited by MLIC but do not meet the discontinued operations criteria under GAAP and are referred to as divested businesses. Divested businesses also includes the net impact of transactions with exited businesses that have been eliminated in consolidation under GAAP and costs relating to businesses that have been or will be sold or exited by MLIC that do not meet the criteria to be included in results of discontinued operations under GAAP. Adjusted revenues also excludes net investment gains (losses) and net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  The following additional adjustments are made to revenues, in the line items indicated, in calculating adjusted revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB fees"); and

 . Net investment income: (i) includes earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) excludes post-tax adjusted earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP and (iv) includes distributions of profits from certain other limited partnership interests that were previously accounted for under the cost method, but are now accounted for at estimated fair value, where the change in estimated fair value is recognized in net investment gains (losses) under GAAP.

  The following additional adjustments are made to expenses, in the line items indicated, in calculating adjusted expenses:

 .   Policyholder benefits and claims and policyholder dividends excludes:
     (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and other pass-through adjustments, (iii) benefits and hedging costs related to GMIBs ("GMIB costs"), and (iv) market value adjustments associated with surrenders or terminations of contracts ("Market value adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB fees and GMIB costs and (iii) Market value adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 .   Other expenses excludes costs related to: (i) noncontrolling interests,
     (ii) acquisition, integration and other costs, and (iii) goodwill impairments.

  The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate. Additionally, the provision for income tax (expense) benefit also includes the impact related to the timing of certain tax credits, as well as certain tax reforms.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for adjusted earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, net income (loss) or adjusted earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                 MetLife    Corporate                                Total
Year Ended December 31, 2018                           U.S.      Holdings    & Other       Total     Adjustments  Consolidated
-------------------------------------------------- -----------  ----------- ---------  ------------  -----------  ------------
                                                                                  (In millions)
Revenues
Premiums..........................................  $   23,388   $    3,205  $     20   $    26,613   $       --   $    26,613
Universal life and investment-type product policy
 fees.............................................       1,023        1,008        --         2,031           93         2,124
Net investment income.............................       6,678        4,780      (154)       11,304         (385)       10,919
Other revenues....................................         775          240       571         1,586           --         1,586
Net investment gains (losses).....................          --           --        --            --          153           153
Net derivative gains (losses).....................          --           --        --            --          766           766
                                                   -----------  ----------- ---------  ------------  -----------  ------------
  Total revenues..................................      31,864        9,233       437        41,534          627        42,161
                                                   -----------  ----------- ---------  ------------  -----------  ------------
Expenses
Policyholder benefits and claims and policyholder
 dividends........................................      24,202        5,870         5        30,077          105        30,182
Interest credited to policyholder account
 balances.........................................       1,735          748        --         2,483           (4)        2,479
Capitalization of DAC.............................         (40)           6        --           (34)          --           (34)
Amortization of DAC and VOBA......................          75          245        --           320          150           470
Interest expense on debt..........................          12            8        88           108           --           108
Other expenses....................................       2,838          980       834         4,652           (5)        4,647
                                                   -----------  ----------- ---------  ------------  -----------  ------------
  Total expenses..................................      28,822        7,857       927        37,606          246        37,852
                                                   -----------  ----------- ---------  ------------  -----------  ------------
Provision for income tax expense (benefit)........         648          269      (823)           94           79           173
                                                   -----------  ----------- ---------  ------------               ------------
  Adjusted earnings...............................  $    2,394   $    1,107  $    333         3,834
                                                   ===========  =========== =========
Adjustments to:
Total revenues....................................                                              627
Total expenses....................................                                             (246)
Provision for income tax (expense) benefit........                                              (79)
                                                                                       ------------
  Net income (loss)..........................................                           $     4,136                $     4,136
                                                                                       ============               ============

                                             MetLife    Corporate
  At December 31, 2018             U.S.      Holdings    & Other      Total
  ----------------------------- ----------- ----------- ---------- -----------
                                                (In millions)
  Total assets.................  $  233,998  $  147,498  $  25,421  $  406,917
  Separate account assets......  $   69,328  $   41,522  $      --  $  110,850
  Separate account liabilities.  $   69,328  $   41,522  $      --  $  110,850

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                            MetLife      Corporate                                 Total
Year Ended December 31, 2017                    U.S.        Holdings      & Other       Total      Adjustments  Consolidated
------------------------------------------- ------------  ------------  ----------  ------------  ------------  ------------
                                                                              (In millions)
Revenues
Premiums...................................  $    19,496   $     3,420   $       9   $    22,925   $        --   $    22,925
Universal life and investment-type product
 policy fees...............................        1,004         1,126          --         2,130            97         2,227
Net investment income......................        6,206         4,920        (243)       10,883          (370)       10,513
Other revenues.............................          781           200         589         1,570            --         1,570
Net investment gains (losses)..............           --            --          --            --           334           334
Net derivative gains (losses)..............           --            --          --            --          (344)         (344)
                                            ------------  ------------  ----------  ------------  ------------  ------------
  Total revenues...........................       27,487         9,666         355        37,508          (283)       37,225
                                            ------------  ------------  ----------  ------------  ------------  ------------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................       20,558         6,006           4        26,568           321        26,889
Interest credited to policyholder account
 balances..................................        1,459           779          --         2,238            (3)        2,235
Capitalization of DAC......................          (48)          (13)         --           (61)           --           (61)
Amortization of DAC and VOBA...............           56           303          --           359          (118)          241
Interest expense on debt...................           11             8          87           106            --           106
Other expenses.............................        2,717         1,201         930         4,848             1         4,849
                                            ------------  ------------  ----------  ------------  ------------  ------------
  Total expenses...........................       24,753         8,284       1,021        34,058           201        34,259
                                            ------------  ------------  ----------  ------------  ------------  ------------
Provision for income tax expense (benefit).          954           427        (368)        1,013        (1,574)         (561)
                                            ------------  ------------  ----------  ------------                ------------
  Adjusted earnings........................  $     1,780   $       955   $    (298)        2,437
                                            ============  ============  ==========
Adjustments to:
Total revenues.............................                                                 (283)
Total expenses.............................                                                 (201)
Provision for income tax (expense) benefit.                                                1,574
                                                                                    ------------
  Net income (loss)........................                                          $     3,527                 $     3,527
                                                                                    ============                ============

                                              MetLife      Corporate
 At December 31, 2017             U.S.        Holdings      & Other        Total
----------------------------- ------------- ------------- ------------ -------------
                                                  (In millions)
Total assets.................  $    245,750  $    163,397  $    25,148  $    434,295
Separate account assets......  $     80,240  $     50,585  $        --  $    130,825
Separate account liabilities.  $     80,240  $     50,585  $        --  $    130,825

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                                   MetLife     Corporate                              Total
Year Ended December 31, 2016                            U.S.       Holdings     & Other      Total     Adjustments Consolidated
--------------------------------------------------- -----------  -----------  ----------  -----------  ----------- ------------
                                                                                   (In millions)
Revenues
Premiums...........................................   $  17,921  $     4,411  $       61  $    22,393  $       --  $    22,393
Universal life and investment-type product policy
 fees..............................................         988        1,236         216        2,440         102        2,542
Net investment income..............................       6,075        5,606         (67)      11,614        (531)      11,083
Other revenues.....................................         750          110         618        1,478          --        1,478
Net investment gains (losses)......................          --           --          --           --         132          132
Net derivative gains (losses)......................          --           --          --           --      (1,138)      (1,138)
                                                    -----------  -----------  ----------  -----------  ----------- ------------
  Total revenues...................................      25,734       11,363         828       37,925      (1,435)      36,490
                                                    -----------  -----------  ----------  -----------  ----------- ------------
Expenses
Policyholder benefits and claims and policyholder
 dividends.........................................      18,968        7,244         130       26,342         171       26,513
Interest credited to policyholder account balances.       1,297          907          32        2,236          (3)       2,233
Capitalization of DAC..............................         (60)        (267)         (5)        (332)         --         (332)
Amortization of DAC and VOBA.......................          56          675          56          787        (346)         441
Interest expense on debt...........................          10            7          95          112          --          112
Other expenses.....................................       2,770        1,850         825        5,445         137        5,582
                                                    -----------  -----------  ----------  -----------  ----------- ------------
  Total expenses...................................      23,041       10,416       1,133       34,590         (41)      34,549
                                                    -----------  -----------  ----------  -----------  ----------  -----------
Provision for income tax expense (benefit).........         963          274        (551)         686        (487)         199
                                                    -----------  -----------  ----------  -----------              ------------
  Adjusted earnings................................ $     1,730  $       673  $      246        2,649
                                                    ===========  ===========  ==========
Adjustments to:
Total revenues.....................................                                            (1,435)
Total expenses.....................................                                                41
Provision for income tax (expense) benefit.........                                               487
                                                                                          -----------
  Net income (loss)................................                                       $     1,742              $     1,742
                                                                                          ===========              ============

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                  Years Ended December 31,
                                                -----------------------------
                                                  2018      2017      2016
                                                --------- --------- ---------
                                                        (In millions)
  Life insurance............................... $  13,251 $  13,139 $  13,907
  Accident & health insurance..................     8,071     7,933     7,889
  Annuities....................................     8,685     5,390     4,379
  Other........................................       316       260       238
                                                --------- --------- ---------
   Total....................................... $  30,323 $  26,722 $  26,413
                                                ========= ========= =========

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  Revenues derived from two U.S. segment customers each exceeded 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from the first U.S. segment customer were $6.0 billion for the year ended December 31, 2018, which represented 20% of consolidated premiums, universal life and investment-type product policy fees and other revenues. The revenue was from a single premium received for a pension risk transfer. Revenues derived from the second U.S. customer were $3.1 billion, $2.8 billion and $2.8 billion for the years ended December 31, 2018, 2017 and 2016, respectively, which represented 10%, 11% and 10%, of consolidated premiums, universal life and investment-type product policy fees and other revenues, respectively. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Disposition

  In December 2016, the Company distributed to MetLife, Inc. as a non-cash extraordinary dividend all of the issued and outstanding shares of common stock of its wholly-owned subsidiaries, New England Life Insurance Company ("NELICO") and General American Life Insurance Company ("GALIC"). The net book value of NELICO and GALIC at the time of the dividend was $2.9 billion, which was recorded as a dividend of retained earnings of $2.7 billion and a decrease to other comprehensive income of $254 million, net of income tax. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NELICO and GALIC.

4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                         -----------------
                                           2018     2017
                                         -------- --------
                                           (In millions)
                      U.S............... $135,003 $131,224
                      MetLife Holdings..   88,725   89,012
                      Corporate & Other.      291      294
                                         -------- --------
                        Total........... $224,019 $220,530
                                         ======== ========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Future policy benefits are measured as follows:

      --------------------------------------------------------------------
      Product Type:                 Measurement Assumptions:
      --------------------------------------------------------------------
      Participating life            Aggregate of (i) net level premium
                                      reserves for death and endowment
                                      policy benefits (calculated based
                                      upon the non-forfeiture interest
                                      rate, ranging from 3% to 7%, and
                                      mortality rates guaranteed in
                                      calculating the cash surrender
                                      values described in such
                                      contracts); and (ii) the liability
                                      for terminal dividends.
      --------------------------------------------------------------------
      Nonparticipating life         Aggregate of the present value of
                                      future expected benefit payments
                                      and related expenses less the
                                      present value of future expected
                                      net premiums. Assumptions as to
                                      mortality and persistency are based
                                      upon the Company's experience when
                                      the basis of the liability is
                                      established. Interest rate
                                      assumptions for the aggregate
                                      future policy benefit liabilities
                                      range from 2% to 11%.
      --------------------------------------------------------------------
      Individual and group          Present value of future expected
      traditional fixed annuities     payments. Interest rate assumptions
      after annuitization             used in establishing such
                                      liabilities range from 1% to 11%.
      --------------------------------------------------------------------
      Non-medical health insurance  The net level premium method and assumptions as to future morbidity,
                                      withdrawals and interest, which
                                      provide a margin for adverse
                                      deviation. Interest rate
                                      assumptions used in establishing
                                      such liabilities range from 1% to
                                      7%.
      --------------------------------------------------------------------
      Disabled lives                Present value of benefits method and
                                      experience assumptions as to claim
                                      terminations, expenses and
                                      interest. Interest rate assumptions
                                      used in establishing such
                                      liabilities range from 2% to 8%.
      --------------------------------------------------------------------

  Participating business represented 3% and 4% of the Company's life insurance in-force at December 31, 2018 and 2017, respectively. Participating policies represented 20%, 21% and 26% of gross traditional life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively.

  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from less than 1% to 13%, less expenses, mortality charges and withdrawals.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Guarantees

   The Company issues directly and assumes through reinsurance variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and certain non-life contingent portions of GMIBs are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

----------------------------------------------------------------------------------------------------
Guarantee:                                      Measurement Assumptions:
----------------------------------------------------------------------------------------------------
GMDBs  . A return of purchase payment upon    . Present value of expected death benefits in excess
          death even if the account value is     of the projected account balance recognizing the
          reduced to zero.                       excess ratably over the accumulation period
                                                 based on the present value of total expected
                                                 assessments.

       . An enhanced death benefit may be     . Assumptions are consistent with those used for
          available for an additional fee.       amortizing DAC, and are thus subject to the
                                                 same variability and risk.

                                              .  Investment performance and volatility assumptions
                                                 are consistent with the historical experience of
                                                 the appropriate underlying equity index, such as
                                                 the S&P 500 Index.

                                              . Benefit assumptions are based on the average
                                                 benefits payable over a range of scenarios.
----------------------------------------------------------------------------------------------------
GMIBs  . After a specified period of time     . Present value of expected income benefits in excess
          determined at the time of issuance     of the projected account balance at any future
          of the variable annuity contract,      date of annuitization and recognizing the excess
          a minimum accumulation of purchase     ratably over the accumulation period based on
          payments, even if the account          present value of total expected assessments.
          value is reduced to zero, that can
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.

       .  Certain contracts also provide for  . Assumptions are consistent with those used for
          a guaranteed lump sum return of        estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              . Calculation incorporates an assumption for the
                                                 percentage of the potential annuitizations that
                                                 may be elected by the contractholder.
----------------------------------------------------------------------------------------------------
GMWBs. . A return of purchase payment via     . Expected value of the life contingent payments and
          partial withdrawals, even if the       expected assessments using assumptions
          account value is reduced to zero,      consistent with those used for estimating the
          provided that cumulative               GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       . Certain contracts include
          guaranteed withdrawals that are
          life contingent.
----------------------------------------------------------------------------------------------------

  The Company also issues other annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and Variable
                                 Annuity Contracts        Life Contracts
                              ----------------------  ----------------------
                               GMDBs and              Secondary    Paid-Up
                                 GMWBs       GMIBs    Guarantees  Guarantees     Total
                              ----------  ----------  ----------  ---------- ------------
                                                     (In millions)
Direct:
Balance at January 1, 2016... $      232  $      538  $      627  $      91  $      1,488
Incurred guaranteed benefits.         55          63          92         11           221
Paid guaranteed benefits.....         (1)         --          --         --            (1)
Dispositions (1).............        (18)       (134)        (99)        --          (251)
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2016.        268         467         620        102         1,457
Incurred guaranteed benefits.         58         112         105          7           282
Paid guaranteed benefits.....         --          --          --         --            --
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2017.        326         579         725        109         1,739
Incurred guaranteed benefits.          3         162          95          5           265
Paid guaranteed benefits.....        (12)         (3)         --         --           (15)
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2018. $      317  $      738  $      820  $     114  $      1,989
                              ==========  ==========  ==========  =========  ============
Ceded:
Balance at January 1, 2016... $       50  $       26  $      354  $      63  $        493
Incurred guaranteed benefits.         13          (8)         (8)         8             5
Paid guaranteed benefits.....         (1)         --          --         --            (1)
Dispositions (1).............        (18)        (39)        (97)        --          (154)
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2016.         44         (21)        249         71           343
Incurred guaranteed benefits.        (44)         21          23          5             5
Paid guaranteed benefits.....         --          --          --         --            --
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2017.         --          --         272         76           348
Incurred guaranteed benefits.         --          --          29          4            33
Paid guaranteed benefits.....         --          --          --         --            --
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2018. $       --  $       --  $      301  $      80  $        381
                              ==========  ==========  ==========  =========  ============
Net:
Balance at January 1, 2016... $      182  $      512  $      273  $      28  $        995
Incurred guaranteed benefits.         42          71         100          3           216
Paid guaranteed benefits.....         --          --          --         --            --
Dispositions (1).............         --         (95)         (2)        --           (97)
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2016.        224         488         371         31         1,114
Incurred guaranteed benefits.        102          91          82          2           277
Paid guaranteed benefits.....         --          --          --         --            --
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2017.        326         579         453         33         1,391
Incurred guaranteed benefits.          3         162          66          1           232
Paid guaranteed benefits.....        (12)         (3)         --         --           (15)
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2018. $      317  $      738  $      519  $      34  $      1,608
                              ==========  ==========  ==========  =========  ============

--------

(1) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                                        December 31,
                                         -----------------------------------------------------------------------
                                                         2018                                  2017
                                         ---------------------------------     ---------------------------------
                                              In the               At               In the               At
                                           Event of Death      Annuitization     Event of Death      Annuitization
                                         ----------------   ---------------    ----------------   ---------------
                                                                    (Dollars in millions)
Annuity Contracts:
Variable Annuity Guarantees:
  Total account value (1), (2)..........  $      47,393      $      20,692      $      56,136      $      25,257
  Separate account value (1)............  $      37,342      $      19,839      $      45,431      $      24,336
  Net amount at risk....................  $       2,433 (3)  $         418 (4)  $         990 (3)  $         353 (4)
Average attained age of contractholders.       67 years           65 years           66 years           65 years
Other Annuity Guarantees:
  Total account value (1), (2)..........            N/A      $         144                N/A      $         141
  Net amount at risk....................            N/A      $          85 (5)            N/A      $          92 (5)
Average attained age of contractholders.            N/A           53 years                N/A           52 years

                                                                        December 31,
                                         -----------------------------------------------------------------------
                                                         2018                                  2017
                                         ---------------------------------     ---------------------------------
                                            Secondary            Paid-Up          Secondary            Paid-Up
                                             Guarantees         Guarantees         Guarantees        Guarantees
                                         ----------------   ---------------    ----------------   ---------------
                                                                    (Dollars in millions)
Universal and Variable Life Contracts:
  Total account value (1), (2)..........  $       4,614      $         937      $       4,679      $         977
  Net amount at risk (6)................  $      44,596      $       6,290      $      46,704      $       6,713
Average attained age of policyholders...       55 years           63 years           54 years           62 years

--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes the contractholder's investments in the general account and separate account, if applicable.

(3) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(4) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(5) Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2018          2017
                                   ------------- -------------
                                          (In millions)
                  Fund Groupings:
                  Equity.......... $      18,073 $      21,464
                  Balanced........        15,831        19,443
                  Bond............         2,885         3,798
                  Money Market....            53            57
                                   ------------- -------------
                    Total......... $      36,842 $      44,762
                                   ============= =============

Obligations Assumed Under Structured Settlement Assignments

  The Company assumed structured settlement claim obligations as an assignment company. These liabilities are measured at the present value of the periodic claims to be provided and reported as other policy-related balances. The Company received a fee for assuming these claim obligations and, as the assignee of the claim, is legally obligated to ensure periodic payments are made to the claimant. The Company purchased annuities from Brighthouse to fund these periodic payment claim obligations and designates payments to be made directly to the claimant by Brighthouse as the annuity writer. These annuities funding structured settlement claims are recorded as an investment. See Note 1.

  See Note 8 for additional information on obligations assumed under structured settlement assignments.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain unconsolidated special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2018, 2017 and 2016, the Company issued $41.8 billion, $42.7 billion and $39.7 billion, respectively, and repaid $43.7 billion, $41.4 billion and $38.5 billion, respectively, of such funding agreements. At December 31, 2018 and 2017, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $32.3 billion and $34.2 billion, respectively.

  Metropolitan Life Insurance Company is a member of the FHLB of New York. Holdings of common stock of the FHLB of New York, included in other invested assets, were $724 million and $733 million at December 31, 2018 and 2017, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   The Company has also entered into funding agreements with the FHLB of New York and a subsidiary of the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                              Liability                    Collateral
                      ------------------------- ---------------------------------
                                             December 31,
                      -----------------------------------------------------------
                          2018         2017           2018             2017
                      ------------ ------------ ---------------- ----------------
                                             (In millions)
FHLB of New York (1). $     14,245 $     14,445 $     16,340 (2) $     16,605 (2)
Farmer Mac (3)....... $      2,550 $      2,550 $          2,639 $          2,644

--------

(1) Represents funding agreements issued to the FHLB of New York in exchange for cash and for which the FHLB of New York has been granted a lien on certain assets, some of which are in the custody of the FHLB of New York, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of New York as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of New York's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of New York.

(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3) Represents funding agreements issued to a subsidiary of Farmer Mac, as well as certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

  The following is information about incurred and paid claims development by segment as of December 31, 2018. Such amounts are presented net of reinsurance, and are not discounted. The tables present claims development and cumulative claim payments by incurral year. The development tables are only presented for significant short-duration product liabilities within each segment. Where practical, up to 10 years of history has been provided. The information about incurred and paid claims development prior to 2018 is presented as supplementary information.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  U.S.

   Group Life - Term

             Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance          At December 31, 2018
         ----------------------------------------------------------------------------------  ----------------------------
                                  For the Years Ended December 31,                              Total IBNR
         ----------------------------------------------------------------------------------  Liabilities Plus
                                        (Unaudited)                                              Expected     Cumulative
         -------------------------------------------------------------------------            Development on  Number of
Incurral                                                                                         Reported      Reported
  Year      2011        2012       2013      2014      2015      2016      2017      2018         Claims        Claims
-------- ----------- ----------- --------- --------- --------- --------- --------- --------  ---------------- -----------
                                                      (Dollars in millions)
  2011.. $     6,318 $     6,290 $   6,293 $   6,269 $   6,287 $   6,295 $   6,294 $  6,295       $    1          207,608
  2012..                   6,503     6,579     6,569     6,546     6,568     6,569    6,569            1          209,047
  2013..                             6,637     6,713     6,719     6,720     6,730    6,720            3          211,341
  2014..                                       6,986     6,919     6,913     6,910    6,914            5          213,388
  2015..                                                 7,040     7,015     7,014    7,021           11          213,243
  2016..                                                           7,125     7,085    7,095           14          210,706
  2017..                                                                     7,432    7,418           31          246,364
  2018..                                                                              7,757          899          203,329
                                                                                   --------
 Total.................................................................              55,789
Cumulative paid claims and paid allocated claim adjustment expenses,
 net of reinsurance.....................................................            (53,786)
All outstanding liabilities for incurral years prior to 2011, net of
 reinsurance............................................................                  9
                                                                                   --------
 Total unpaid claims and claim adjustment expenses, net of
  reinsurance..........................................................            $  2,012
                                                                                   ========

                   Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                  -----------------------------------------------------------------------------------------
                                              For the Years Ended December 31,
                  -----------------------------------------------------------------------------------------
                                                  (Unaudited)
                  ---------------------------------------------------------------------------- ------------
Incurral Year        2011       2012       2013       2014       2015       2016       2017        2018
-------------     ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
                                                        (In millions)
    2011......... $    4,982 $    6,194 $    6,239 $    6,256 $    6,281 $    6,290 $    6,292  $     6,295
    2012.........                 5,132      6,472      6,518      6,532      6,558      6,565        6,566
    2013.........                            5,216      6,614      6,664      6,678      6,711        6,715
    2014.........                                       5,428      6,809      6,858      6,869        6,902
    2015.........                                                  5,524      6,913      6,958        6,974
    2016.........                                                             5,582      6,980        7,034
    2017.........                                                                        5,761        7,292
    2018.........                                                                                     6,008
                                                                                               ------------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance  $    53,786
                                                                                               ============

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2018:

                                    Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                              -----------------------------------------------------------------------------------
           Years.............   1           2          3          4          5          6         7        8
           Group Life - Term. 78.2%       20.2%       0.7%       0.2%       0.4%       0.1%      --%      --%

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   Group Long-Term Disability

             Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance              At December 31, 2018
           ------------------------------------------------------------------------------------  ----------------------------
                                  For the Years Ended December 31,                                  Total IBNR
           ------------------------------------------------------------------------------------  Liabilities Plus
                                        (Unaudited)                                                  Expected     Cumulative
           ----------------------------------------------------------------------------           Development on  Number of
Incurral                                                                                             Reported      Reported
 Year        2011       2012       2013       2014       2015       2016       2017       2018        Claims        Claims
--------   ---------  ---------  ---------  ---------  ---------  ---------  ---------  -------  ---------------- -----------
                                                      (Dollars in millions)
  2011.... $     955  $     916  $     894  $     914  $     924  $     923  $     918  $   917       $   --           21,643
  2012....                  966        979        980      1,014      1,034      1,037    1,021           --           20,085
  2013....                           1,008      1,027      1,032      1,049      1,070    1,069           --           21,135
  2014....                                      1,076      1,077      1,079      1,101    1,109           --           22,846
  2015....                                                 1,082      1,105      1,093    1,100           --           21,177
  2016....                                                            1,131      1,139    1,159            6           17,897
  2017....                                                                       1,244    1,202           29           15,968
  2018....                                                                                1,240          621            8,208
                                                                                        -------
 Total................................................................................    8,817
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance  (3,815)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance.......   2,110
                                                                                        -------
 Total unpaid claims and claim adjustment expenses, net of reinsurance................  $ 7,112
                                                                                        =======

                  Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                  ---------------------------------------------------------------------------------------------------
                                             For the Years Ended December 31,
                  ---------------------------------------------------------------------------------------------------
                                                  (Unaudited)
                  ----------------------------------------------------------------------------------------
Incurral Year        2011         2012         2013         2014         2015         2016         2017       2018
-------------      ----------   ----------   ----------   ----------   ----------   ----------  ---------- ----------
                                                       (In millions)
    2011......... $       44   $      217   $      337   $      411   $      478   $      537   $      588  $     635
    2012.........                      43          229          365          453          524          591        648
    2013.........                                   43          234          382          475          551        622
    2014.........                                                51          266          428          526        609
    2015.........                                                             50          264          427        524
    2016.........                                                                          49          267        433
    2017.........                                                                                       56        290
    2018.........                                                                                                  54
                                                                                                           ----------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance              $   3,815
                                                                                                           ==========

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2018:

                                       Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                                 -----------------------------------------------------------------------------------
     Years......................  1           2           3          4         5         6         7         8
     Group Long-Term Disability. 4.4%       18.9%       14.0%       8.6%      7.2%      6.5%      5.6%      5.1%

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Significant Methodologies and Assumptions

     Group Life - Term and Group Long-Term Disability incurred but not paid ("IBNP") liabilities are developed using a combination of loss ratio and development methods. Claims in the course of settlement are then subtracted from the IBNP liabilities, resulting in the IBNR liabilities. The loss ratio method is used in the period in which the claims are neither sufficient nor credible. In developing the loss ratios, any material rate increases that could change the underlying premium without affecting the estimated incurred losses are taken into account. For periods where sufficient and credible claim data exists, the development method is used based on the claim triangles which categorize claims according to both the period in which they were incurred and the period in which they were paid, adjudicated or reported. The end result is a triangle of known data that is used to develop known completion ratios and factors. Claims paid are then subtracted from the estimated ultimate incurred claims to calculate the IBNP liability.

     An expense liability is held for the future expenses associated with the payment of incurred but not yet paid claims (IBNR and pending). This is expressed as a percentage of the underlying claims liability and is based on past experience and the anticipated future expense structure.

     For Group Life - Term and Group Long-Term Disability, first year incurred claims and allocated loss adjustment expenses increased in 2018 compared to the 2017 incurral year due to the growth in the size of the business.

     There were no significant changes in methodologies during 2018. The assumptions used in calculating the unpaid claims and claim adjustment expenses for Group Life - Term and Group Long-Term Disability are updated annually to reflect emerging trends in claim experience.

     No additional premiums or return premiums have been accrued as a result of the prior year development.

     Liabilities for Group Life - Term unpaid claims and claim adjustment expenses are not discounted.

     The liabilities for Group Long-Term Disability unpaid claims and claim adjustment expenses were $6.0 billion at both December 31, 2018 and 2017. Using interest rates ranging from 3% to 8%, based on the incurral year, the total discount applied to these liabilities was $1.3 billion at both December 31, 2018 and 2017. The amount of interest accretion recognized was $509 million, $510 million and $565 million for the years ended December 31, 2018, 2017 and 2016, respectively. These amounts were reflected in policyholder benefits and claims.

     For Group Life - Term, claims were based upon individual death claims. For Group Long-Term Disability, claim frequency was determined by the number of reported claims as identified by a unique claim number assigned to individual claimants. Claim counts initially include claims that do not ultimately result in a liability. These claims are omitted from the claim counts once it is determined that there is no liability.

     The Group Long-Term Disability IBNR, included in the development tables above, was developed using discounted cash flows, and is presented on a discounted basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Reconciliation of the Disclosure of Incurred and Paid Claims Development to the Liability for Unpaid Claims and Claim Adjustment Expenses

    The reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claims adjustment expenses on the consolidated balance sheet was as follows at:

                                                                                                    December 31, 2018
                                                                                              -----------------------------
                                                                                                      (In millions)
Short-Duration:
Unpaid claims and allocated claims adjustment expenses, net of reinsurance:
U.S.:
Group Life - Term............................................................................ $        2,012
Group Long-Term Disability...................................................................          7,112
                                                                                              --------------
  Total......................................................................................                $        9,124
Other insurance lines - all segments combined................................................                           517
                                                                                                             --------------
  Total unpaid claims and allocated claims adjustment expenses, net of reinsurance...........                         9,641
                                                                                                             --------------
Reinsurance recoverables on unpaid claims:
U.S.:
Group Life - Term............................................................................             20
Group Long-Term Disability...................................................................            109
                                                                                              --------------
  Total......................................................................................                           129
Other insurance lines - all segments combined................................................                            26
                                                                                                             --------------
  Total reinsurance recoverable on unpaid claims.............................................                           155
                                                                                                             --------------
  Total unpaid claims and allocated claims adjustment expense................................                         9,796
Discounting..................................................................................                        (1,253)
                                                                                                             --------------
Liability for unpaid claims and claim adjustment liabilities - short-duration................                         8,543
Liability for unpaid claims and claim adjustment liabilities - all long-duration lines.......                         4,047
                                                                                                             --------------
  Total liability for unpaid claims and claim adjustment expense (included in future policy
   benefits and other policy-related balances)...............................................                $       12,590
                                                                                                             ==============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Rollforward of Claims and Claim Adjustment Expenses

      Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

                                                         Years Ended December 31,
                                            -------------------------------------------------
                                                  2018             2017             2016
                                            ---------------  ---------------  ---------------
                                                              (In millions)
Balance at December 31 of prior period..... $        12,090  $        11,621  $         7,527
  Less: Reinsurance recoverables...........           1,401            1,251              273
                                            ---------------  ---------------  ---------------
Net balance at December 31 of prior period.          10,689           10,370            7,254
Cumulative adjustment (1)..................              --               --            3,277
                                            ---------------  ---------------  ---------------
Net balance at January 1,..................          10,689           10,370           10,531
Incurred related to:
  Current year.............................          16,714           16,264           15,978
  Prior years (2)..........................             241              175              322
                                            ---------------  ---------------  ---------------
    Total incurred.........................          16,955           16,439           16,300
Paid related to:
  Current year.............................         (12,359)         (12,212)         (12,454)
  Prior years..............................          (4,192)          (3,908)          (3,905)
                                            ---------------  ---------------  ---------------
    Total paid.............................         (16,551)         (16,120)         (16,359)
Dispositions (3)...........................              --               --             (102)
                                            ---------------  ---------------  ---------------
Net balance at December 31,................          11,093           10,689           10,370
  Add: Reinsurance recoverables............           1,497            1,401            1,251
                                            ---------------  ---------------  ---------------
Balance at December 31,.................... $        12,590  $        12,090  $        11,621
                                            ===============  ===============  ===============

--------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the short-duration contracts guidance which clarified the requirement to include claim information for long-duration contracts. The accumulated adjustment primarily reflects unpaid claim liabilities, net of reinsurance, for long-duration contracts as of the beginning of the period presented.

(2) During 2018 and 2017, claims and claim adjustment expenses associated with prior years increased due to events incurred in prior years but reported during current year. During 2016, claims and claim adjustment expenses associated with prior years increased due to the implementation of guidance related to short-duration contracts.

(3) See Note 3.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $66.0 billion and $75.2 billion at December 31, 2018 and 2017, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $44.8 billion and $55.6 billion at December 31, 2018 and 2017, respectively. The latter category consisted primarily of guaranteed interest contracts ("GICs"). The average interest rate credited on these contracts was 2.68% and 2.40% at December 31, 2018 and 2017, respectively.

  For the years ended December 31, 2018, 2017 and 2016, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, policyholder behavior and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                              Years Ended December 31,
                                                                 -------------------------------------------------
                                                                       2018             2017             2016
                                                                 ---------------  ---------------  ---------------
                                                                                   (In millions)
DAC:
Balance at January 1,...........................................  $        4,320   $        4,714   $        5,977
Capitalizations.................................................              34               61              332
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).            (114)              91              353
Other expenses..................................................            (355)            (331)            (791)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................            (469)            (240)            (438)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................             204             (215)             (12)
Dispositions (1)................................................              --               --           (1,145)
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................           4,089            4,320            4,714
                                                                 ---------------  ---------------  ---------------
VOBA:
Balance at January 1,...........................................              28               29               66
Amortization related to:
Other expenses..................................................              (1)              (1)              (3)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................              (1)              (1)              (3)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................               1               --               13
Dispositions (1)................................................              --               --              (47)
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................              28               28               29
                                                                 ---------------  ---------------  ---------------
Total DAC and VOBA:
Balance at December 31,.........................................  $        4,117   $        4,348   $        4,743
                                                                 ===============  ===============  ===============

--------
(1)See Note 3.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                    ---------------------------
                                        2018          2017
                                    ------------- -------------
                                           (In millions)
                 U.S...............  $        403  $        413
                 MetLife Holdings..         3,709         3,930
                 Corporate & Other.             5             5
                                    ------------- -------------
                   Total...........  $      4,117  $      4,348
                                    ============= =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                              Years Ended December 31,
                                         ----------------------------------
                                            2018        2017        2016
                                         ----------  ----------  ----------
                                                    (In millions)
   DSI:
   Balance at January 1,................ $       93  $      105  $      130
   Capitalization.......................          1           1           4
   Amortization.........................        (15)         (8)        (16)
   Unrealized investment gains (losses).         14          (5)          1
   Dispositions (1)..................... $       --  $       --  $      (14)
                                         ----------  ----------  ----------
   Balance at December 31,.............. $       93  $       93  $      105
                                         ==========  ==========  ==========
   VODA and VOCRA:
   Balance at January 1,................ $      207  $      235  $      265
   Amortization.........................        (26)        (28)        (30)
                                         ----------  ----------  ----------
   Balance at December 31,.............. $      181  $      207  $      235
                                         ==========  ==========  ==========
     Accumulated amortization........... $      276  $      250  $      222
                                         ==========  ==========  ==========

-------------

   (1)See Note 3.

  The estimated future amortization expense to be reported in other expenses for the next five years was as follows:

                                                        VOBA     VODA and VOCRA
                                                    ------------ --------------
                                                           (In millions)
 2019.............................................. $          2 $          24
 2020.............................................. $          2 $          22
 2021.............................................. $          2 $          19
 2022.............................................. $          2 $          17
 2023.............................................. $          2 $          15

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

U.S.

  For certain policies within its Group Benefits business, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements. The majority of the Company's reinsurance activity within this business relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The Company's RIS business has periodically engaged in reinsurance activities, on an opportunistic basis. There were no such transactions during the periods presented.

MetLife Holdings

  For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in its results of operations. The Company purchases catastrophe coverage to reinsure risks issued within territories that it believes are subject to the greatest catastrophic risks. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks. Excess of retention reinsurance agreements provide for a portion of a risk to remain with the direct writing company and quota share reinsurance agreements provide for the direct writing company to transfer a fixed percentage of all risks of a class of policies.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts, and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2018 and 2017 were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.9 billion of unsecured unaffiliated reinsurance recoverable balances at both December 31, 2018 and 2017.

  At December 31, 2018, the Company had $2.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.0 billion, or 69%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2017, the Company had $2.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.1 billion, or 72%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer 59% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                         Years Ended December 31,
                                                               -------------------------------------------
                                                                    2018           2017           2016
                                                               -------------  -------------  -------------
                                                                              (In millions)
Premiums
Direct premiums...............................................  $     26,883   $     23,062   $     21,931
Reinsurance assumed...........................................           752          1,116          1,687
Reinsurance ceded.............................................        (1,022)        (1,253)        (1,225)
                                                               -------------  -------------  -------------
  Net premiums................................................  $     26,613   $     22,925   $     22,393
                                                               =============  =============  =============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.  $      2,382   $      2,492   $      3,006
Reinsurance assumed...........................................             9             12             60
Reinsurance ceded.............................................          (267)          (277)          (524)
                                                               -------------  -------------  -------------
  Net universal life and investment-type product policy fees..  $      2,124   $      2,227   $      2,542
                                                               =============  =============  =============
Other revenues
Direct other revenues.........................................  $      1,017   $        930   $        851
Reinsurance assumed...........................................           (11)            35             (2)
Reinsurance ceded.............................................           580            605            629
                                                               -------------  -------------  -------------
  Net other revenues..........................................  $      1,586   $      1,570   $      1,478
                                                               =============  =============  =============
Policyholder benefits and claims
Direct policyholder benefits and claims.......................  $     29,589   $     26,199   $     25,248
Reinsurance assumed...........................................           691            875          1,496
Reinsurance ceded.............................................        (1,183)        (1,282)        (1,431)
                                                               -------------  -------------  -------------
  Net policyholder benefits and claims........................  $     29,097   $     25,792   $     25,313
                                                               =============  =============  =============
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances.....  $      2,446   $      2,199   $      2,279
Reinsurance assumed...........................................            46             49             35
Reinsurance ceded.............................................           (13)           (13)           (81)
                                                               -------------  -------------  -------------
  Net interest credited to policyholder account balances......  $      2,479   $      2,235   $      2,233
                                                               =============  =============  =============
Other expenses
Direct other expenses.........................................  $      4,650   $      4,489   $      4,830
Reinsurance assumed...........................................            71            138            583
Reinsurance ceded.............................................           470            508            390
                                                               -------------  -------------  -------------
  Net other expenses..........................................  $      5,191   $      5,135   $      5,803
                                                               =============  =============  =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                            December 31,
                                             ---------------------------------------------------------------------------
                                                             2018                                  2017
                                             ------------------------------------- -------------------------------------
                                                                           Total                                 Total
                                                                          Balance                               Balance
                                              Direct   Assumed   Ceded     Sheet    Direct   Assumed   Ceded     Sheet
                                             --------- ------- --------  --------- --------- ------- --------  ---------
                                                                            (In millions)
Assets
Premiums, reinsurance and other
 receivables................................  $  2,094  $  518  $19,217   $ 21,829  $  2,491  $  448  $19,159   $ 22,098
Deferred policy acquisition costs and value
 of business acquired.......................     4,343      15     (241)     4,117     4,581      17     (250)     4,348
                                             --------- ------- --------  --------- --------- ------- --------  ---------
  Total assets..............................  $  6,437  $  533  $18,976   $ 25,946  $  7,072  $  465  $18,909   $ 26,446
                                             ========= ======= ========  ========= ========= ======= ========  =========
Liabilities
Future policy benefits......................  $124,787  $1,313  $    (1)  $126,099  $118,077  $1,342  $    (4)  $119,415
Policyholder account balances...............    90,489     167       --     90,656    93,758     181       --     93,939
Other policy-related balances...............     7,021     231       12      7,264     6,914     247       15      7,176
Other liabilities...........................     6,084   2,242   16,294     24,620     8,498   2,242   16,669     27,409
                                             --------- ------- --------  --------- --------- ------- --------  ---------
  Total liabilities.........................  $228,381  $3,953  $16,305   $248,639  $227,247  $4,012  $16,680   $247,939
                                             ========= ======= ========  ========= ========= ======= ========  =========

  In December 2016, the Company recaptured two reinsurance agreements which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 which were reinsured by an unaffiliated company. This recapture resulted in an increase in DAC and VOBA of $95 million, a decrease in premiums, reinsurance and other receivables of $697 million, and a decrease in other liabilities of $713 million. The Company recognized a gain of $72 million, net of income tax, for the year ended December 31, 2016, as a result of this transaction.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $14.1 billion and $14.3 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on reinsurance were $1.8 billion and $1.9 billion at December 31, 2018 and 2017, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont, and Metropolitan Tower Life Insurance Company, all of which are related parties. Additionally, the Company has reinsurance agreements with Brighthouse Life Insurance Company ("Brighthouse Insurance"), Brighthouse Life Insurance Company of NY ("Brighthouse NY") and NELICO, former subsidiaries of MetLife, Inc. In August 2017, MetLife, Inc. completed the separation of Brighthouse and retained 19.2% of Brighthouse Financial, Inc. common stock outstanding. In June 2018, MetLife, Inc. sold its Brighthouse Financial, Inc. common stock and Brighthouse was no longer considered a related party.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                     Years Ended December 31,
                                                              -------------------------------------
                                                                  2018         2017         2016
                                                              -----------  -----------  -----------
                                                                          (In millions)
Premiums
Reinsurance assumed..........................................  $        9   $      122   $      727
Reinsurance ceded............................................        (117)        (132)         (45)
                                                              -----------  -----------  -----------
  Net premiums...............................................  $     (108)  $      (10)  $      682
                                                              ===========  ===========  ===========
Universal life and investment-type product policy fees
Reinsurance assumed..........................................  $       (1)  $       12   $       60
Reinsurance ceded............................................         (18)         (19)        (138)
                                                              -----------  -----------  -----------
  Net universal life and investment-type product policy fees.  $      (19)  $       (7)  $      (78)
                                                              ===========  ===========  ===========
Other revenues
Reinsurance assumed..........................................  $       --   $       37   $       (1)
Reinsurance ceded............................................         541          563          575
                                                              -----------  -----------  -----------
  Net other revenues.........................................  $      541   $      600   $      574
                                                              ===========  ===========  ===========
Policyholder benefits and claims
Reinsurance assumed..........................................  $       11   $       69   $      697
Reinsurance ceded............................................        (120)        (122)        (110)
                                                              -----------  -----------  -----------
  Net policyholder benefits and claims.......................  $     (109)  $      (53)  $      587
                                                              ===========  ===========  ===========
Interest credited to policyholder account balances
Reinsurance assumed..........................................  $       38   $       47   $       34
Reinsurance ceded............................................         (13)         (13)         (81)
                                                              -----------  -----------  -----------
  Net interest credited to policyholder account balances.....  $       25   $       34   $      (47)
                                                              ===========  ===========  ===========
Other expenses
Reinsurance assumed..........................................  $       10   $       40   $      490
Reinsurance ceded............................................         543          600          570
                                                              -----------  -----------  -----------
  Net other expenses.........................................  $      553   $      640   $    1,060
                                                              ===========  ===========  ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                  --------------------------------------------------
                                                                            2018                      2017
                                                                  ------------------------  ------------------------
                                                                    Assumed       Ceded     Assumed (1)     Ceded
                                                                  ----------- ------------  ----------- ------------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables......................  $       --  $    12,676   $       47  $    12,762
Deferred policy acquisition costs and value of business acquired.          --         (175)          --         (180)
                                                                  ----------- ------------  ----------- ------------
  Total assets...................................................  $       --  $    12,501   $       47  $    12,582
                                                                  =========== ============  =========== ============
Liabilities
Future policy benefits...........................................  $       61  $        (1)  $      380  $        (4)
Policyholder account balances....................................         141           --          166           --
Other policy-related balances....................................           6           12          104           15
Other liabilities................................................         841       12,366        1,858       12,970
                                                                  ----------- ------------  ----------- ------------
  Total liabilities..............................................  $    1,049  $    12,377   $    2,508  $    12,981
                                                                  =========== ============  =========== ============

--------

(1)Includes $1.4 billion of total liabilities related to assumed risks from Brighthouse, which effective July 1, 2018 was no longer considered a related party.

  The Company ceded two blocks of business to an affiliate on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and were $4 million and $16 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with these embedded derivatives were $12 million, ($6) million and ($2) million for the years ended December 31, 2018, 2017 and 2016, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). There were no embedded derivatives associated with the cessions included within premiums, reinsurance and other receivables at December 31, 2018 and 2017. Net derivative gains (losses) associated with the embedded derivatives were $0, ($110) million and $33 million for the years ended December 31, 2018, 2017 and 2016, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was $461 million and $882 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivative were $421 million, ($115) million and ($73) million for the years ended December 31, 2018, 2017 and 2016, respectively.

  The Company assumed risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with these agreements are included within policyholder account balances and were $0 and $3 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were $1 million, $263 million and ($32) million for the years ended December 31, 2018, 2017 and 2016, respectively.

  In January 2017, Brighthouse NY and NELICO recaptured risks related to certain variable annuities, including guaranteed minimum benefits, reinsured by the Company. These recaptures resulted in a decrease in cash and cash equivalents of $34 million, a decrease in premiums, reinsurance and other receivables of $77 million, a decrease in future policy benefits of $79 million, a decrease in policyholder account balances of $387 million and an increase in other liabilities of $76 million. The Company recognized a gain of $178 million, net of income tax, for the year ended December 31, 2017, as a result of these transactions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  In January 2017, the Company recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities reinsured by Brighthouse Insurance. This recapture resulted in an increase in investments and cash and cash equivalents of $428 million and a decrease in premiums, reinsurance and other receivables of $565 million. The Company recognized a loss of $89 million, net of income tax, for the year ended December 31, 2017, as a result of this transaction.

  In April 2016, Brighthouse Insurance recaptured risks related to certain single premium deferred annuity contracts from the Company. As a result of this recapture, the significant effects to the Company were a decrease in investments and cash and cash equivalents of $4.3 billion and a decrease in DAC of $87 million, offset by a decrease in other liabilities of $4.0 billion. The Company recognized a loss of $95 million, net of income tax, for the year ended December 31, 2016, as a result of this recapture.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $451 million and $13 million of unsecured affiliated reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.4 billion and $11.5 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on affiliated reinsurance were $837 million and $1.8 billion at December 31, 2018 and 2017, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years from the Demutualization Date.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations, attributed net of income tax, to the closed block. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                                                                        December 31,
                                                                                               ------------------------------
                                                                                                    2018            2017
                                                                                               --------------  --------------
                                                                                                        (In millions)
Closed Block Liabilities
Future policy benefits........................................................................  $      40,032   $      40,463
Other policy-related balances.................................................................            317             222
Policyholder dividends payable................................................................            431             437
Policyholder dividend obligation..............................................................            428           2,121
Deferred income tax liability.................................................................             28              --
Other liabilities.............................................................................            328             212
                                                                                               --------------  --------------
  Total closed block liabilities..............................................................         41,564          43,455
                                                                                               --------------  --------------
Assets Designated to the Closed Block
Investments:
Fixed maturity securities available-for-sale, at estimated fair value.........................         25,354          27,904
Equity securities, at estimated fair value....................................................             61              70
Contractholder-directed equity securities and fair value option securities, at estimated fair
 value........................................................................................             43              --
Mortgage loans................................................................................          6,778           5,878
Policy loans..................................................................................          4,527           4,548
Real estate and real estate joint ventures....................................................            544             613
Other invested assets.........................................................................            643             731
                                                                                               --------------  --------------
  Total investments...........................................................................         37,950          39,744
Accrued investment income.....................................................................            443             477
Premiums, reinsurance and other receivables; cash and cash equivalents........................             83              14
Current income tax recoverable................................................................             69              35
Deferred income tax asset.....................................................................             --              36
                                                                                               --------------  --------------
  Total assets designated to the closed block.................................................         38,545          40,306
                                                                                               --------------  --------------
  Excess of closed block liabilities over assets designated to the closed block...............          3,019           3,149
                                                                                               --------------  --------------
Amounts included in AOCI:
Unrealized investment gains (losses), net of income tax.......................................          1,089           1,863
Unrealized gains (losses) on derivatives, net of income tax...................................             86              (7)
Allocated to policyholder dividend obligation, net of income tax..............................           (338)         (1,379)
                                                                                               --------------  --------------
  Total amounts included in AOCI..............................................................            837             477
                                                                                               --------------  --------------
  Maximum future earnings to be recognized from closed block assets and liabilities...........  $       3,856   $       3,626
                                                                                               ==============  ==============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


   See Note 1 for discussion of new accounting guidance related to U.S. Tax Reform.

   Information regarding the closed block policyholder dividend obligation was as follows:

                                                     Years Ended December 31,
                                              ---------------------------------------
                                                  2018         2017          2016
                                              -----------  ------------- ------------
                                                           (In millions)
Balance at January 1,........................  $    2,121   $      1,931  $     1,783
Change in unrealized investment and
 derivative gains (losses)...................      (1,693)           190          148
                                              -----------  ------------- ------------
Balance at December 31,......................  $      428   $      2,121  $     1,931
                                              ===========  ============= ============

   Information regarding the closed block revenues and expenses was as follows:

                                                      Years Ended December 31,
                                              ----------------------------------------
                                                  2018          2017          2016
                                              ------------  ------------  ------------
                                                            (In millions)
Revenues
Premiums..................................... $      1,672  $      1,736  $      1,804
Net investment income........................        1,758         1,818         1,902
Net investment gains (losses)................          (71)            1           (10)
Net derivative gains (losses)................           22           (32)           25
                                              ------------  ------------  ------------
 Total revenues..............................        3,381         3,523         3,721
                                              ------------  ------------  ------------
Expenses
Policyholder benefits and claims.............        2,475         2,453         2,563
Policyholder dividends.......................          968           976           953
Other expenses...............................          117           125           133
                                              ------------  ------------  ------------
 Total expenses..............................        3,560         3,554         3,649
                                              ------------  ------------  ------------
 Revenues, net of expenses before provision
   for income tax expense (benefit)..........         (179)          (31)           72
Provision for income tax expense (benefit)...          (39)           12            24
                                              ------------  ------------  ------------
 Revenues, net of expenses and provision for
   income tax expense (benefit).............. $       (140) $        (43) $         48
                                              ============  ============  ============

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

    The following table presents the fixed maturity securities AFS by sector. Municipals includes taxable and tax-exempt revenue bonds, and to a much lesser extent, general obligations of states, municipalities and political subdivisions. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities AFS. Included within fixed maturity securities AFS are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS") (collectively, "Structured Securities").

                                     December 31, 2018                                 December 31, 2017
                      ------------------------------------------------ -------------------------------------------------
                                      Gross Unrealized                                 Gross Unrealized
                                ---------------------------  Estimated           ----------------------------  Estimated
                      Amortized         Temporary    OTTI      Fair    Amortized          Temporary    OTTI      Fair
                        Cost     Gains   Losses   Losses (1)   Value     Cost     Gains    Losses   Losses (1)   Value
                      --------- ------- --------- ---------- --------- --------- -------- --------- ---------- ---------
                                                                (In millions)
U.S. corporate....... $  53,927 $ 2,440 $   1,565  $    --   $  54,802 $  53,291 $  5,037 $     238  $    --   $  58,090
U.S. government and
 agency..............    28,139   2,388       366       --      30,161    35,021    3,755       231       --      38,545
Foreign corporate....    26,592     674     1,303       --      25,963    24,367    1,655       426       --      25,596
RMBS.................    22,186     831       305      (25)     22,737    21,735    1,039       181      (41)     22,634
ABS..................     8,599      40       112       --       8,527     7,808       73        15       --       7,866
Municipals...........     6,070     907        30       --       6,947     6,310    1,245         3        1       7,551
CMBS.................     5,471      48        75       --       5,444     5,390      124        26       --       5,488
Foreign government...     4,191     408       107       --       4,492     3,887      641        26       --       4,502
                      --------- ------- ---------  -------   --------- --------- -------- ---------  -------   ---------
 Total fixed
   maturity
   securities AFS.... $ 155,175 $ 7,736 $   3,863  $   (25)  $ 159,073 $ 157,809 $ 13,569 $   1,146  $   (40)  $ 170,272
                      ========= ======= =========  =======   ========= ========= ======== =========  =======   =========

-------------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities AFS with an estimated fair value of $14 million and $4 million with unrealized gains (losses) of ($1) million and ($3) million at December 31, 2018 and 2017, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive and certain prepayment-sensitive Structured Securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Maturities of Fixed Maturity Securities AFS

    The amortized cost and estimated fair value of fixed maturity securities AFS, by contractual maturity date, were as follows at December 31, 2018:

                                                 Due After Five
                                   Due After One     Years                                  Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten  Structured     Maturity
                      Year or Less  Five Years       Years          Years      Securities  Securities AFS
                      ------------ ------------- -------------- ------------- ------------ --------------
                                                         (In millions)
Amortized cost....... $     7,499  $     27,652   $     28,623  $     55,145  $     36,256 $     155,175
Estimated fair value. $     7,436  $     27,705   $     28,543  $     58,681  $     36,708 $     159,073

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities AFS not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                  December 31, 2018                           December 31, 2017
                     ------------------------------------------- -------------------------------------------
                                            Equal to or Greater                         Equal to or Greater
                      Less than 12 Months     than 12 Months      Less than 12 Months     than 12 Months
                     --------------------- --------------------- --------------------- ---------------------
                     Estimated    Gross    Estimated    Gross    Estimated    Gross    Estimated    Gross
                       Fair     Unrealized   Fair     Unrealized   Fair     Unrealized   Fair     Unrealized
                       Value      Losses     Value      Losses     Value      Losses     Value      Losses
                     ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                                      (Dollars in millions)
U.S. corporate...... $   23,398 $   1,176  $    3,043 $     389  $    3,727  $    57   $    2,523  $   181
U.S. government and
 agency.............      4,322        29       7,948       337      13,905       76        3,018      155
Foreign corporate...     12,911       893       2,138       410       1,677       43        3,912      383
RMBS................      5,611       107       4,482       173       3,673       30        3,332      110
ABS.................      5,958       105         223         7         732        3          358       12
Municipals..........        675        22          94         8         106        1          120        3
CMBS................      2,455        45         344        30         844        6          193       20
Foreign government..      1,364        83         191        24         247        6          265       20
                     ---------- ---------  ---------- ---------  ----------  -------   ----------  -------
 Total fixed
   maturity
   securities AFS... $   56,694 $   2,460  $   18,463 $   1,378  $   24,911  $   222   $   13,721  $   884
                     ========== =========  ========== =========  ==========  =======   ==========  =======
Total number of
 securities in an
 unrealized loss
 position...........      5,263                 1,125                 1,295                 1,103
                     ==========            ==========            ==========            ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Evaluation of Fixed Maturity Securities AFS for OTTI and Evaluating Temporarily Impaired Fixed Maturity Securities AFS

   Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     The methodology and significant inputs used to determine the amount of credit loss are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for the following types of securities: U.S. and foreign corporate, foreign government and municipals, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

     With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


     The amortized cost of securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

     In periods subsequent to the recognition of OTTI on a security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

     Based on the Company's current evaluation of its securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, and foreign currency exchange rates. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

     Gross unrealized losses on fixed maturity securities AFS increased
   $2.7 billion during the year ended December 31, 2018 to $3.8 billion. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increases in interest rates, widening credit spreads and, to a lesser extent, the impact of weakening of certain foreign currencies on non-functional currency denominated fixed maturity securities AFS.

     At December 31, 2018, $132 million of the total $3.8 billion of gross unrealized losses were from 22 fixed maturity securities AFS with an unrealized loss position of 20% or more of amortized cost for six months or greater.

   Investment Grade Fixed Maturity Securities AFS

     Of the $132 million of gross unrealized losses on fixed maturity securities AFS with an unrealized loss of 20% or more of amortized cost for six months or greater, $82 million, or 62%, were related to gross unrealized losses on 10 investment grade fixed maturity securities AFS. Unrealized losses on investment grade fixed maturity securities AFS are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities AFS, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities AFS

     Of the $132 million of gross unrealized losses on fixed maturity securities AFS with an unrealized loss of 20% or more of amortized cost for six months or greater, $50 million, or 38%, were related to gross unrealized losses on 12 below investment grade fixed maturity securities AFS. Unrealized losses on below investment grade fixed maturity securities AFS are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and CMBS and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainty. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates CMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Equity Securities

    Equity securities are summarized as follows at:

                                                    December 31, 2018     December 31, 2017
                                                   -------------------- ---------------------
                                                   Estimated            Estimated
                                                     Fair      % of       Fair       % of
                                                     Value     Total      Value      Total
                                                   --------- ---------- ---------- ----------
                                                             (Dollars in millions)
Common stock...................................... $    442       57.2% $    1,251      75.5%
Non-redeemable preferred stock....................      331        42.8        407       24.5
                                                   --------  ---------- ---------- ----------
 Total equity securities.......................... $    773      100.0% $    1,658     100.0%
                                                   ========  ========== ========== ==========

  In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018, the Company has reclassified its investment in common stock in FHLB from equity securities to other invested assets. These investments are carried at redemption value and are considered restricted investments until redeemed by the respective FHLBanks. The carrying value of these investments at December 31, 2017 was $733 million.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                 December 31,
                                                 ---------------------------------------------
                                                          2018                   2017
                                                 ---------------------- ----------------------
                                                  Carrying     % of      Carrying     % of
                                                   Value       Total      Value       Total
                                                 ----------- ---------- ----------- ----------
                                                             (Dollars in millions)
Mortgage loans:
Commercial...................................... $    38,123      59.9% $    35,440      60.6%
Agricultural....................................      14,164       22.2      12,712       21.8
Residential.....................................      11,392       17.9      10,058       17.2
                                                 ----------- ---------- ----------- ----------
 Total recorded investment......................      63,679      100.0      58,210       99.6
Valuation allowances............................       (291)      (0.5)       (271)      (0.5)
                                                 ----------- ---------- ----------- ----------
 Subtotal mortgage loans, net...................      63,388       99.5      57,939       99.1
Residential -- FVO..............................         299        0.5         520        0.9
                                                 ----------- ---------- ----------- ----------
 Total mortgage loans, net...................... $    63,687     100.0% $    58,459     100.0%
                                                 =========== ========== =========== ==========

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on residential mortgage loans -- FVO is presented in Note 10. The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis.

    The amount of net discounts, included within total recorded investment, is primarily attributable to residential mortgage loans, and at December 31, 2018 and 2017 was $907 million and $1.0 billion, respectively.

    The carrying value of foreclosed mortgage loans included in real estate and real estate joint ventures was $42 million and $44 million at December 31, 2018 and 2017, respectively.

    Purchases of mortgage loans, primarily residential, were $3.4 billion, $3.1 billion and $2.9 billion for the years ended December 31, 2018, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The Company originates and acquires unaffiliated mortgage loans and simultaneously sells a portion to affiliates under master participation agreements. The aggregate amount of mortgage loan participation interests in unaffiliated mortgage loans sold by the Company to affiliates during the years ended December 31, 2018, 2017 and 2016 was $1.5 billion, $2.5 billion and $3.6 billion, respectively. In connection with the mortgage loan participations, the Company collected mortgage loan principal and interest payments from unaffiliated borrowers on behalf of affiliates and remitted such receipts to the affiliates in the amount of $1.5 billion, $1.8 billion and $2.1 billion during the years ended December 31, 2018, 2017 and 2016, respectively.

    The Company purchases unaffiliated mortgage loan participation interests under a master participation agreement from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from such affiliate during the year ended December 31, 2018 was $3.7 billion. The Company did not purchase any unaffiliated mortgage loan participation interests during the years ended December 31, 2017 and 2016. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $119 million during the year ended December 31, 2018.

  Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                                Evaluated Collectively for       Impaired
                           Evaluated Individually for Credit Losses                  Credit Losses                Loans
                   --------------------------------------------------------     -------------------------- --------------------
                        Impaired Loans with a          Impaired Loans without a
                         Valuation Allowance             Valuation Allowance
                   --------------------------------    -----------------------
                    Unpaid                               Unpaid                                                       Average
                   Principal      Recorded  Valuation   Principal    Recorded     Recorded     Valuation   Carrying   Recorded
                    Balance      Investment Allowances   Balance    Investment   Investment    Allowances   Value    Investment
                   ----------    ---------- ---------- -----------  -----------  ------------  ----------  --------- ----------
                                                               (In millions)
December 31, 2018
Commercial........  $      --     $      --  $     --   $       --   $       --  $    38,123    $    190    $     --  $     --
Agricultural......         31            31         3          169          169       13,964          41         197       123
Residential.......         --            --        --          431          386       11,006          57         386       358
                   ----------    ---------- ---------  -----------  -----------  ------------  ---------   --------- ---------
  Total...........  $      31     $      31  $      3   $      600   $      555  $    63,093    $    288    $    583  $    481
                   ==========    ========== =========  ===========  ===========  ============  =========   ========= =========
December 31, 2017
Commercial........  $      --     $      --  $     --   $       --   $       --  $    35,440    $    173    $     --  $      5
Agricultural......         22            21         2           27           27       12,664          38          46        32
Residential.......         --            --        --          358          324        9,734          58         324       285
                   ----------    ---------- ---------  -----------  -----------  ------------  ---------   --------- ---------
  Total...........  $      22     $      21  $      2   $      385   $      351  $    57,838    $    269    $    370  $    322
                   ==========    ========== =========  ===========  ===========  ============  =========   ========= =========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $30 million, $49 million and $188 million, respectively, for the year ended December 31, 2016.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial   Agricultural   Residential      Total
                                -------------- ------------- ------------- --------------
                                                      (In millions)
Balance at January 1, 2016.....  $         165  $         37  $         55  $         257
Provision (release)............              6             1            23             30
Charge-offs, net of recoveries.             --            --          (16)           (16)
Dispositions (1)...............            (4)            --            --            (4)
                                -------------- ------------- ------------- --------------
Balance at December 31, 2016...            167            38            62            267
Provision (release)............              6             4             8             18
Charge-offs, net of recoveries.             --           (2)          (12)           (14)
                                -------------- ------------- ------------- --------------
Balance at December 31, 2017...            173            40            58            271
Provision (release)............             17             4             7             28
Charge-offs, net of recoveries.             --            --           (8)            (8)
                                -------------- ------------- ------------- --------------
Balance at December 31, 2018...  $         190  $         44  $         57  $         291
                                ============== ============= ============= ==============

-------------

(1) See Note 3.

   Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience with loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

     The Company typically uses several years of historical experience in establishing non-specific valuation allowances which capture multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


     All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

     For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

     For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

   Residential Mortgage Loan Portfolio Segment

     The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

     For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                          Debt Service Coverage Ratios                          Estimated
                       ----------------------------------              % of       Fair       % of
                         > 1.20x   1.00x - 1.20x < 1.00x     Total     Total      Value      Total
                       ----------- ------------- -------- ----------- -------- ----------- ---------
                                                   (Dollars in millions)
December 31, 2018
Loan-to-value ratios:
Less than 65%.........  $   31,282   $     723    $    85  $   32,090    84.2%  $   32,440     84.3%
65% to 75%............       4,759          --         21       4,780     12.5       4,829      12.6
76% to 80%............         340         210         56         606      1.6         585       1.5
Greater than 80%......         480         167         --         647      1.7         613       1.6
                       -----------  ----------   -------- ----------- -------- ----------- ---------
  Total...............  $   36,861   $   1,100    $   162  $   38,123   100.0%  $   38,467    100.0%
                       ===========  ==========   ======== =========== ======== =========== =========
December 31, 2017
Loan-to-value ratios:
Less than 65%.........  $   29,346   $   1,359    $   198  $   30,903    87.2%  $   31,563     87.5%
65% to 75%............       3,245          95        114       3,454      9.7       3,465       9.6
76% to 80%............         149         171         57         377      1.1         363       1.0
Greater than 80%......         400         159        147         706      2.0         665       1.9
                       -----------  ----------   -------- ----------- -------- ----------- ---------
  Total...............  $   33,140   $   1,784    $   516  $   35,440   100.0%  $   36,056    100.0%
                       ===========  ==========   ======== =========== ======== =========== =========

  Credit Quality of Agricultural Mortgage Loans

     The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                          --------------------------------------------------
                                    2018                      2017
                          ------------------------  ------------------------
                             Recorded      % of        Recorded      % of
                            Investment     Total      Investment     Total
                          -------------- ---------  -------------- ---------
                                         (Dollars in millions)
   Loan-to-value ratios:
   Less than 65%.........  $      13,075      92.3%  $      12,082      95.0%
   65% to 75%............          1,034       7.3             581       4.6
   76% to 80%............             32       0.2              40       0.3
   Greater than 80%......             23       0.2               9       0.1
                          -------------- ---------  -------------- ---------
       Total.............  $      14,164     100.0%  $      12,712     100.0%
                          ============== =========  ============== =========

     The estimated fair value of agricultural mortgage loans was $14.1 billion and $12.8 billion at December 31, 2018 and 2017, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                              December 31,
                            -------------------------------------------------
                                      2018                     2017
                            ------------------------ ------------------------
                              Recorded      % of       Recorded      % of
                              Investment     Total     Investment     Total
                            ------------- ---------- ------------- ----------
                                          (Dollars in millions)
   Performance indicators:
   Performing..............  $     10,990      96.5%  $      9,614      95.6%
   Nonperforming (1).......           402        3.5           444        4.4
                            ------------- ---------- ------------- ----------
     Total.................  $     11,392     100.0%  $     10,058     100.0%
                            ============= ========== ============= ==========

-------------

(1)Includes residential mortgage loans in process of foreclosure of $140 million and $132 million at December 31, 2018 and 2017, respectively.

    The estimated fair value of residential mortgage loans was $11.8 billion and $10.6 billion at December 31, 2018 and 2017, respectively.

  Past Due and Nonaccrual Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and nonaccrual mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                                                  Greater than 90 Days Past Due and Still
                           Past Due                        Accruing Interest                          Nonaccrual
              ----------------------------------- --------------------------------------- -----------------------------------
              December 31, 2018 December 31, 2017 December 31, 2018   December 31, 2017   December 31, 2018 December 31, 2017
              ----------------- ----------------- -----------------   -----------------   ----------------- -----------------
                                                             (In millions)
Commercial...              $ --              $ --              $ --                $ --                $167              $ --
Agricultural.               204               134               109                 125                 105                36
Residential..               402               444                --                  --                 402               444
              ----------------- ----------------- -----------------   -----------------   ----------------- -----------------
  Total......              $606              $578              $109                $125                $674              $480
              ================= ================= =================   =================   ================= =================

  Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring.

    For the year ended December 31, 2018, the Company had 440 residential mortgage loans modified in a troubled debt restructuring with carrying value of $96 million and $92 million pre-modification and post-modification, respectively. For the year ended December 31, 2017, the Company had 500 residential mortgage loans modified in a troubled debt restructuring with carrying value of $120 million and $108 million pre-modification and post-modification, respectively. For the years ended December 31, 2018 and 2017, the Company did not have a significant amount of agricultural mortgage loans and no commercial mortgage loans modified in a troubled debt restructuring.

    For both the years ended December 31, 2018 and 2017, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring with subsequent payment default.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit and renewable energy partnerships, affiliated investments, annuities funding structured settlement claims, leveraged and direct financing leases and FHLB common stock. See "-- Related Party Investment Transactions" for information regarding affiliated investments and annuities funding structured settlement claims.

  Tax Credit Partnerships

   The carrying value of tax credit partnerships was $1.7 billion and $1.8 billion at December 31, 2018 and 2017, respectively. Losses from tax credit partnerships included within net investment income were $257 million, $259 million, and $166 million for the years ended December 31, 2018, 2017 and 2016, respectively.

  Leveraged and Direct Financing Leases

    Investment in leveraged and direct financing leases consisted of the following at:

                                               December 31,
                             ------------------------------------------------
                                      2018                     2017
                             ----------------------  ------------------------
                                           Direct                    Direct
                              Leveraged   Financing    Leveraged    Financing
                               Leases      Leases       Leases       Leases
                             ----------  ----------  ------------  ----------
                                               (In millions)
  Rental receivables, net... $      715  $      256  $        911  $      278
  Estimated residual values.        618          42           649          42
                             ----------  ----------  ------------  ----------
    Subtotal................      1,333         298         1,560         320
  Unearned income...........       (401)       (100)         (448)       (113)
                             ----------  ----------  ------------  ----------
    Investment in leases.... $      932  $      198  $      1,112  $      207
                             ==========  ==========  ============  ==========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 25 years, while the payment periods for direct financing leases generally range from one to 25 years but in certain circumstances can be over 25 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At both December 31, 2018 and 2017, all leveraged lease receivables and direct financing rental receivables were performing.

    The Company's deferred income tax liability related to leveraged leases was $465 million and $875 million at December 31, 2018 and 2017, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $5.0 billion and $3.1 billion at December 31, 2018 and 2017, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity securities AFS, equity securities and derivatives and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                Years Ended December 31,
                                         --------------------------------------
                                             2018         2017          2016
                                         -----------  ------------  -----------
                                                      (In millions)
Fixed maturity securities AFS...........  $    3,890   $    12,349   $    7,912
Fixed maturity securities AFS with
 noncredit OTTI losses included in AOCI.          25            40           10
                                         -----------  ------------  -----------
 Total fixed maturity securities AFS....       3,915        12,389        7,922
Equity securities.......................          --           119           72
Derivatives.............................       1,742         1,396        2,244
Other...................................         231             1           16
                                         -----------  ------------  -----------
 Subtotal...............................       5,888        13,905       10,254
                                         -----------  ------------  -----------
Amounts allocated from:
Future policy benefits..................          (5)          (19)          (9)
DAC and VOBA related to noncredit OTTI
 losses recognized in AOCI..............          --            --          (1)
DAC, VOBA and DSI.......................        (571)         (790)        (569)
Policyholder dividend obligation........        (428)       (2,121)      (1,931)
                                         -----------  ------------  -----------
 Subtotal...............................      (1,004)      (2,930)       (2,510)
Deferred income tax benefit (expense)
 related to noncredit OTTI losses
 recognized in AOCI.....................          (5)          (14)          (3)
Deferred income tax benefit (expense)...        (982)       (3,704)      (2,690)
                                         -----------  ------------  -----------
Net unrealized investment gains (losses)  $    3,897   $     7,257   $    5,051
                                         ===========  ============  ===========

  The changes in net unrealized investment gains (losses) were as follows:

                                                Years Ended December 31,
                                         -------------------------------------
                                             2018         2017         2016
                                         -----------  -----------  -----------
                                                     (In millions)
Balance at January 1,...................  $    7,257   $    5,051   $    4,773
Cumulative effects of changes in
 accounting principles, net of income
 tax (Note 1)...........................       1,310           --           --
Fixed maturity securities AFS on which
 noncredit OTTI losses have been
 recognized.............................         (15)          30           49
Unrealized investment gains (losses)
 during the year........................      (7,883)       3,621          541
Unrealized investment gains (losses)
 relating to:...........................
Future policy benefits..................          14          (10)          (2)
DAC and VOBA related to noncredit OTTI
 losses recognized in AOCI..............          --            1           (1)
DAC, VOBA and DSI.......................         219         (221)           3
Policyholder dividend obligation........       1,693         (190)        (148)
Deferred income tax benefit (expense)
 related to noncredit OTTI losses
 recognized in AOCI.....................           9          (11)         (17)
Deferred income tax benefit (expense)...       1,293       (1,014)        (148)
                                         -----------  -----------  -----------
 Net unrealized investment gains
   (losses).............................       3,897        7,257        5,050
Net unrealized investment gains
 (losses) attributable to
 noncontrolling interests...............          --           --            1
                                         -----------  -----------  -----------
Balance at December 31,.................  $    3,897   $    7,257   $    5,051
                                         ===========  ===========  ===========
Change in net unrealized investment
 gains (losses).........................  $   (3,360)  $    2,206   $      277
Change in net unrealized investment
 gains (losses) attributable to
 noncontrolling interests...............          --           --            1
                                         -----------  -----------  -----------
Change in net unrealized investment
 gains (losses) attributable to
 Metropolitan Life Insurance Company....  $   (3,360)  $    2,206   $      278
                                         ===========  ===========  ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

Securities Lending and Repurchase Agreements

  Securities, Collateral and Reinvestment Portfolio

  A summary of the securities lending and repurchase agreements transactions is as follows:

                                                          December 31,
             -------------------------------------------------------------------------------------------------------------
                                    2018                                                   2017
             ------------------------------------------------------ ------------------------------------------------------
                 Securities on Loan (1)                                 Securities on Loan (1)
             --------------------------                             --------------------------
                                             Cash                                                   Cash
                                          Collateral   Reinvestment                              Collateral   Reinvestment
                                        Received from  Portfolio at                            Received from  Portfolio at
              Amortized    Estimated    Counterparties  Estimated    Amortized    Estimated    Counterparties  Estimated
                Cost       Fair Value      (2) (3)      Fair Value     Cost       Fair Value      (2) (3)      Fair Value
              -----------  -----------  -------------- ------------  -----------  -----------  -------------- ------------
                                                          (In millions)
Securities
 lending.... $    12,521   $    13,138   $    13,351   $    13,376  $    13,887   $    14,852   $    15,170   $    15,188
Repurchase
 agreements. $       974   $     1,020   $     1,000   $     1,001  $       900   $     1,031   $     1,000   $     1,000

---------------

(1)Securities on loan in connection with securities lending are included within fixed maturities securities AFS and securities on loan in connection with repurchase agreements are included within fixed maturities securities AFS, cash equivalents and short-term investments.

(2)In connection with securities lending, in addition to cash collateral received, the Company received from counterparties security collateral of $64 million and $11 million at December 31, 2018 and 2017, respectively, which may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

(3)The securities lending liability for cash collateral is included within payables for collateral under securities loaned and other transactions; and the repurchase agreements liability for cash collateral is included within payables for collateral under securities loaned and other transactions and other liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Contractual Maturities

  A summary of the remaining contractual maturities of securities lending agreements and repurchase agreements is as follows:

                                                                               December 31,
                                                    -------------------------------------------------------------------
                                                                  2018                              2017
                                                    --------------------------------- ---------------------------------
                                                       Remaining Maturities of the       Remaining Maturities of the
                                                               Agreements                        Agreements
                                                    --------------------------------- ---------------------------------
                                                                      Over                              Over
                                                             1 Month 1 to 6                    1 Month 1 to 6
                                                    Open (1) or Less Months   Total   Open (1) or Less Months   Total
                                                    -------- ------- ------- -------- -------- ------- ------- --------
                                                                               (In millions)
Cash collateral liability by loaned security type:
  Securities lending:
    U.S. government and agency..................... $ 1,970  $ 7,426 $ 3,955 $ 13,351 $ 2,927  $ 5,279 $ 6,964 $ 15,170
  Repurchase agreements:
    U.S. government and agency..................... $    --  $ 1,000 $    -- $  1,000 $    --  $ 1,000 $    -- $  1,000

-------------

(1) The related loaned security could be returned to the Company on the next business day, which would require the Company to immediately return the cash collateral. The estimated fair value of the securities on loan related to this cash collateral at December 31, 2018 was $1.9 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both.

  The securities lending and repurchase agreements reinvestment portfolios acquired with the cash collateral consisted principally of high quality, liquid, publicly-traded fixed maturity securities AFS, short-term investments, cash equivalents or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                   December 31,
                                                              -----------------------
                                                                 2018        2017
                                                              ----------- -----------
                                                                   (In millions)
Invested assets on deposit (regulatory deposits)............. $        47 $        49
Invested assets pledged as collateral (1)....................      20,207      20,775
                                                              ----------- -----------
  Total invested assets on deposit and pledged as collateral. $    20,254 $    20,824
                                                              =========== ===========

-------------

(1) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), derivative transactions (see Note 9) and secured debt (See Note 11).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  See "-- Securities Lending and Repurchase Agreements" for information regarding securities supporting securities lending and repurchase agreement transactions and Note 7 for information regarding investments designated to the closed block. In addition, the restricted investment in FHLB common stock was $724 million and $733 million, at redemption value, at December 31, 2018 and 2017, respectively (see Note 1).

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI investments had an outstanding principal balance of $3.9 billion and $4.6 billion at December 31, 2018 and 2017, respectively, which represents the contractually required principal and accrued interest payments whether or not currently due and a carrying value (estimated fair value of the investments plus accrued interest) of $3.2 billion and $3.8 billion at December 31, 2018 and 2017, respectively. Accretion of accretable yield on PCI investments recognized in earnings in net investment income was $266 million and $273 million for the years ended December 31, 2018 and 2017, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2018 and 2017.

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $11.5 billion at December 31, 2018. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $3.1 billion at December 31, 2018. Except for certain real estate joint ventures and certain funds, the Company's investments in its remaining real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2016. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2018, 2017 and 2016. Aggregate total assets of these entities totaled $466.8 billion and $450.0 billion at December 31, 2018 and 2017, respectively. Aggregate total liabilities of these entities totaled
$56.3 billion and $59.5 billion at December 31, 2018 and 2017, respectively. Aggregate net income (loss) of these entities totaled $42.7 billion, $35.0 billion and $27.6 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to investment related VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                                December 31,
                                                ---------------------------------------------
                                                         2018                   2017
                                                ---------------------- ----------------------
                                                  Total       Total      Total       Total
                                                  Assets   Liabilities   Assets   Liabilities
                                                ---------- ----------- ---------- -----------
                                                                (In millions)
Real estate joint ventures (1)................. $    1,394 $       --  $    1,077 $       --
Renewable energy partnership (2)...............        102         --         116          3
Investment fund (primarily mortgage loans) (3).        219         --          --         --
Other investments (2)..........................         21          5          32          6
                                                ---------- ----------- ---------- -----------
  Total........................................ $    1,736 $        5  $    1,225 $        9
                                                ========== =========== ========== ===========

-------------

(1) The Company's investment in these affiliated real estate joint ventures was $1.3 billion and $1.0 billion at December 31, 2018 and 2017, respectively. Other affiliates' investments in these affiliated real estate joint ventures were $123 million and $85 million at December 31, 2018 and 2017, respectively.

(2) Assets of the renewable energy partnership and other investments primarily consisted of other invested assets.

(3) The investment by the Company and its affiliate in this affiliated investment fund was $178 million and $41 million, respectively, at December 31, 2018.

  Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                          December 31,
                                     -------------------------------------------------------
                                                2018                        2017
                                     --------------------------- ---------------------------
                                                      Maximum                     Maximum
                                        Carrying     Exposure       Carrying     Exposure
                                        Amount       to Loss (1)    Amount       to Loss (1)
                                     ------------- ------------- ------------- -------------
                                                          (In millions)
Fixed maturity securities AFS:
  Structured Securities (2)......... $      35,112 $      35,112 $      34,284 $      34,284
  U.S. and foreign corporate........           669           669         1,166         1,166
Other limited partnership interests.         3,979         6,405         3,561         5,765
Other invested assets...............         1,914         2,066         2,172         2,506
Real estate joint ventures..........            33            37            38            43
                                     ------------- ------------- ------------- -------------
  Total............................. $      41,707 $      44,289 $      41,221 $      43,764
                                     ============= ============= ============= =============

-------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $93 million and $117 million at December 31, 2018 and 2017, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

    As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during each of the years ended December 31, 2018, 2017 and 2016.

    During 2018 and 2017, the Company securitized certain residential mortgage loans and acquired an interest in the related RMBS issued. While the Company has a variable interest in the issuer of the securities, it is not the primary beneficiary of the issuer of the securities since it does not have any rights to remove the servicer or veto rights over the servicer's actions. The carrying value and the estimated fair value of mortgage loans were $451 million and $478 million, respectively, for loans sold during 2018, and $319 million and $339 million, respectively, for loans sold during 2017. Gains on securitizations of $27 million and $20 million during the years ended December 31, 2018 and 2017, respectively, were included within net investment gains (losses). The estimated fair value of RMBS acquired in connection with the securitizations was $98 million and $52 million at December 31, 2018 and 2017, respectively, which was included in the carrying amount and maximum exposure to loss for Structured Securities presented above. See Note 10 for information on how the estimated fair value of mortgage loans and RMBS is determined, the valuation approaches and key inputs, their placement in the fair value hierarchy, and for certain RMBS, quantitative information about the significant unobservable inputs and the sensitivity of their estimated fair value to changes in those inputs.

Net Investment Income

   The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                   -----------------------------------------
                                                       2018          2017          2016
                                                   ------------- ------------- -------------
                                                                 (In millions)
Investment income:
Fixed maturity securities AFS.....................   $     7,268   $     7,057   $     7,653
Equity securities.................................            42            97            90
Mortgage loans....................................         2,822         2,647         2,539
Policy loans......................................           297           310           404
Real estate and real estate joint ventures........           472           446           488
Other limited partnership interests...............           519           625           413
Cash, cash equivalents and short-term investments.           121            74            43
FVO Securities (1)................................            22            --             3
Operating joint venture...........................            37            19             9
Other.............................................           261           133           204
                                                   ------------- ------------- -------------
  Subtotal........................................        11,861        11,408        11,846
Less: Investment expenses.........................           942           895           763
                                                   ------------- ------------- -------------
  Net investment income...........................   $    10,919   $    10,513   $    11,083
                                                   ============= ============= =============

-------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) Changes in estimated fair value subsequent to purchase for investments still held as of the end of the respective periods included in net investment income were $22 million for the year ended December 31, 2018. There were no changes in estimated fair value subsequent to purchase for investments still held as of the end of the respective periods for the years ended December 31, 2017 and 2016.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

    The Company invests in real estate joint ventures, other limited partnership interests and tax credit and renewable energy partnerships, and also does business through an operating joint venture, the majority of which are accounted for under the equity method. Net investment income from other limited partnership interests and an operating joint venture, accounted for under the equity method; and real estate joint ventures and tax credit and renewable energy partnerships, primarily accounted for under the equity method, totaled $344 million, $300 million and $239 million for the years ended December 31, 2018, 2017, and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                  Years Ended December 31,
                                         -------------------------------------
                                              2018         2017         2016
                                         -----------  -----------  -----------
                                                     (In millions)
Total gains (losses) on fixed maturity
 securities AFS:
Total OTTI losses recognized -- by
 sector and industry:
U.S. and foreign corporate securities
 -- by industry:
Consumer................................  $      (19)  $       (5)  $       --
Industrial..............................          (2)          --          (58)
Finance.................................          (2)          --           --
Utility.................................          --           --          (20)
Communications..........................          --           --           (3)
                                         -----------  -----------  -----------
 Total U.S. and foreign corporate
   securities...........................         (23)          (5)         (81)
RMBS....................................          --           --          (16)
Municipals..............................          --           (1)          --
                                         -----------  -----------  -----------
 OTTI losses on fixed maturity
   securities AFS recognized in earnings         (23)          (6)         (97)
Fixed maturity securities AFS -- net
 gains (losses) on sales and disposals..         107           23          169
                                         -----------  -----------  -----------
 Total gains (losses) on fixed maturity
   securities AFS.......................          84           17           72
                                         -----------  -----------  -----------
Total gains (losses) on equity
 securities:
Total OTTI losses recognized -- by
 security type:
Common stock............................          --          (23)         (75)
Non-redeemable preferred stock..........          --           (1)          --
                                         -----------  -----------  -----------
 OTTI losses on equity securities
   recognized in earnings...............          --          (24)         (75)
Equity securities -- net gains (losses)
 on sales and disposals.................          17            7           19
Change in estimated fair value of
 equity securities (1)..................        (101)          --           --
                                         -----------  -----------  -----------
 Total gains (losses) on equity
   securities...........................         (84)         (17)         (56)
Mortgage loans..........................         (50)         (34)         (20)
Real estate and real estate joint
 ventures...............................         311          607          142
Other limited partnership interests.....           8          (52)         (59)
Other (2)...............................        (162)        (115)         (32)
                                         -----------  -----------  -----------
 Subtotal...............................         107          406           47
                                         -----------  -----------  -----------
Change in estimated fair value of other
 limited partnership interests and real
 estate joint ventures..................          11           --           --
Non-investment portfolio gains (losses).          35          (72)          85
                                         -----------  -----------  -----------
 Total net investment gains (losses)....  $      153   $      334   $      132
                                         ===========  ===========  ===========

--------

(1)Changes in estimated fair value subsequent to purchase for equity securities still held as of the end of the period included in net investment gains (losses) were ($82) million for the year ended December 31, 2018. See Note 1.

(2)Other gains (losses) included a renewable energy partnership realized loss of $83 million and a leveraged lease impairment of $105 million for the year ended December 31, 2018.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    Gains (losses) from foreign currency transactions included within net investment gains (losses) were $21 million, ($142) million and $89 million for the years ended December 31, 2018, 2017 and 2016, respectively.

  Sales or Disposals and Impairments of Fixed Maturity Securities AFS

    Sales of securities are determined on a specific identification basis. Proceeds from sales or disposals and the components of net investment gains (losses) were as shown in the table below:

                                            Years Ended December 31,
                                     -------------------------------------
                                         2018         2017         2016
                                     -----------  -----------  -----------
                                                 (In millions)
    Proceeds........................  $   53,042   $   34,483   $   58,812
                                     ===========  ===========  ===========
    Gross investment gains..........  $      604   $      278   $      755
    Gross investment losses.........        (497)        (255)        (586)
    OTTI losses.....................         (23)          (6)         (97)
                                     -----------  -----------  -----------
      Net investment gains (losses).  $       84   $       17   $       72
                                     ===========  ===========  ===========

  Credit Loss Rollforward of Fixed Maturity Securities AFS

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities AFS still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                          Years Ended December 31,
                                                                                                      ---------------------------
                                                                                                         2018           2017
                                                                                                       ----------    -----------
                                                                                                           (In millions)
Balance at January 1,................................................................................  $     110     $      157
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................         --              1
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (38)           (47)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (2)            (1)
                                                                                                       ----------    -----------
Balance at December 31,..............................................................................  $      70     $      110
                                                                                                       ==========    ===========

Related Party Investment Transactions

   Recurring related party investments and related net investment income were as follows at and for the years ended:

                                                                                December 31,    Years Ended December 31,
                                                                              ----------------- ------------------------
                                                                                2018     2017   2018     2017    2016
                                                                              -------- --------  -----    -----   -----
   Investment Type/Balance Sheet Category           Related Party              Carrying Value   Net Investment Income
--------------------------------------    ----------------------------------- ----------------- ------------------------
                                                                                         (In millions)
        Affiliated investments
         (1)............................. MetLife, Inc.                       $  1,798 $  1,843 $  31    $  78   $  91
        Affiliated investments
         (2)............................. American Life Insurance Company          100      100     3        3       3
        Affiliated investments            Metropolitan Property and Casualty
         (3)............................. Insurance Company                        315      315    10        6       5
                                                                              -------- --------  -----    -----   -----
        Other invested assets............                                     $  2,213 $  2,258 $  44    $  87   $  99
                                                                              ======== ========  =====    =====   =====
        Money market pool (4)............ Metropolitan Money Market Pool      $     52 $     70 $   1    $   1   $  --
                                                                              -------- --------  -----    -----   -----
        Short-term investments...........                                     $     52 $     70 $   1    $   1   $  --
                                                                              ======== ========  =====    =====   =====

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


(1)Represents an investment in affiliated senior notes. In March 2018, three senior notes previously issued by MetLife, Inc. to the Company were redenominated to Japanese yen. A $500 million senior note was redenominated to a new 53.3 billion Japanese yen senior note to the Company. The
   53.3 billion Japanese yen senior note matures in June 2019 and bears interest at a rate per annum of 1.45%, payable semi-annually. A $250 million senior note was redenominated to a new 26.5 billion Japanese yen senior note to the Company. The 26.5 billion Japanese yen senior note matures in October 2019 and bears interest at a rate per annum of 1.72%, payable semi-annually. Another $250 million senior note was also redenominated to a new
   26.5 billion Japanese yen senior note to the Company. The 26.5 billion Japanese yen senior note matures in September 2020 and bears interest at a rate per annum of 0.82%, payable semi-annually. In the second quarter of 2018, the remaining $825 million of affiliated senior notes previously issued by MetLife, Inc. to the Company were redenominated into two new senior notes totaling 38.5 billion Japanese yen which mature in July 2021 and bear interest at a rate per annum of 2.97%, payable semi-annually, and into two new senior notes totaling 51.0 billion Japanese yen which mature in December 2021 and bear interest at a rate per annum of 3.14%, payable semi-annually.

(2)Represents an investment in an affiliated surplus note. The surplus note, which bears interest at a fixed rate of 3.17%, payable semiannually, is due on June 30, 2020.

(3)Represents an investment in affiliated preferred stock. Dividends are payable quarterly at a variable rate.

(4)The investment has a variable rate of return.

   The Company transfers invested assets, primarily consisting of fixed maturity securities AFS, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                           Years Ended December 31,
                                                                     -----------------------------
                                                                       2018     2017 (1)   2016 (2)
                                                                     -------  ---------- ----------
                                                                             (In millions)
Estimated fair value of invested assets transferred to affiliates... $    --   $    453  $    5,678
Amortized cost of invested assets transferred to affiliates......... $    --   $    416  $    5,338
Net investment gains (losses) recognized on transfers............... $    --   $     37  $      340
Estimated fair value of invested assets transferred from affiliates. $    77   $    306  $    1,583

--------
(1)In January 2017, the Company received transferred investments with an estimated fair value of $292 million, which are included in the table above, in addition to $275 million in cash related to the recapture by the Company of risks from minimum benefit guarantees on certain variable annuities previously reinsured by Brighthouse Insurance. See Note 6 for additional information related to the separation of Brighthouse.

(2)In April 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $4.0 billion and $4.3 billion, respectively, for the recapture by Brighthouse Insurance of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse Insurance, which are included in the table above. Also, in November 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $863 million and $933 million, respectively, for the recapture by Brighthouse NY of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse NY, which are included in the table above. See Note 6 for additional information related to the separation of Brighthouse.

    As a structured settlements assignment company, the Company purchased annuities from Brighthouse to fund the periodic structured settlement claim payment obligations it assumed. Each annuity purchased is contractually designated to the assumed claim obligation it funds. The aggregate related party annuity contract values recorded, for which the Company has also recorded unpaid claim obligations of equal amounts, were $1.3 billion at December 31, 2017. The related party net investment income and corresponding policyholder benefits and claims recognized were $36 million, $69 million and $64 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 6 for information related to the separation of Brighthouse.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The related party funds withheld from Brighthouse had a carrying value of $157 million at December 31, 2017. The related party other revenue and corresponding policyholder benefits and claims recognized were $7 million, $20 million and $11 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 6 for information related to the separation of Brighthouse and related party reinsurance transactions.

    In March 2017, the Company purchased from Brighthouse Insurance an interest in an operating joint venture for $286 million, which was settled in cash in April 2017.

    Through March 31, 2018, the Company provided investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $19 million, $73 million and $172 million for the years ended December 31, 2018, 2017 and 2016, respectively. Effective April 1, 2018, the Company receives investment advisory services from an affiliate. The related affiliated investment advisory charges to the Company since April 1, 2018 were $198 million for the year ended December 31, 2018.

    See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliates.

    See "-- Variable Interest Entities" for information on investments in affiliated real estate joint ventures and affiliated investment fund.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. government and agency, or other fixed maturity securities AFS. Structured interest rate swaps are included in interest rate swaps and are not designated as hedging instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a benchmark interest rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

  The Company purchases interest rate caps primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities, and interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and nonqualifying hedging relationships.

  A synthetic GIC is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the contractholder owns the underlying assets. The Company guarantees a rate of return on those assets for a premium. Synthetic GICs are not designated as hedging instruments.

Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives, including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

  In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations and involuntary restructuring for corporate obligors, as well as repudiation, moratorium or governmental intervention for sovereign obligors. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency, or other fixed maturity securities AFS. These credit default swaps are not designated as hedging instruments.

  The Company also entered into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps were not designated as hedging instruments. As of December 31, 2016, the Company no longer maintained a trading portfolio for derivatives.

  The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these transactions as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the underlying equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a benchmark interest rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                            --------------------------------------------------------------------
                                                                          2018                               2017
                                                            --------------------------------- ----------------------------------
                                                                        Estimated Fair Value               Estimated Fair Value
                                                                       ----------------------             ----------------------
                                                              Gross                             Gross
                                                             Notional                          Notional
                          Primary Underlying Risk Exposure    Amount    Assets    Liabilities   Amount     Assets    Liabilities
                          --------------------------------  ---------- --------- ------------ ----------- --------- ------------
                                                                                       (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate swaps...... Interest rate                      $   2,446  $  2,197   $       2   $    3,826  $  2,289   $       3
Foreign currency swaps... Foreign currency exchange rate         1,191        49          --        1,082        47          17
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal................                                        3,637     2,246           2        4,908     2,336          20
                                                            ---------- ---------  ----------  ----------- ---------  ----------
Cash flow hedges:
Interest rate swaps...... Interest rate                          3,181       139           1        3,337       234          --
Interest rate forwards... Interest rate                          3,023        --         216        3,333        --         127
Foreign currency swaps... Foreign currency exchange rate        26,239     1,218       1,318       22,287       795       1,078
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal................                                       32,443     1,357       1,535       28,957     1,029       1,205
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Total qualifying hedges.                                       36,080     3,603       1,537       33,865     3,365       1,225
                                                            ---------- ---------  ----------  ----------- ---------  ----------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate swaps...... Interest rate                         36,238     1,507          85       43,028     1,722         336
Interest rate floors..... Interest rate                         12,701       102          --        7,201        91          --
Interest rate caps....... Interest rate                         54,576       154           1       53,079        78           2
Interest rate futures.... Interest rate                            794        --           1        2,257         1           2
Interest rate options.... Interest rate                         24,340       185          --        7,525       142          11
Interest rate total
 return swaps............ Interest rate                          1,048        33           2        1,048         8           2
Synthetic GICs........... Interest rate                         18,006        --          --       11,318        --          --
Foreign currency swaps... Foreign currency exchange rate         5,986       700          79        6,739       547         164
Foreign currency forwards Foreign currency exchange rate           943        15          14          961        16           7
Credit default swaps --
 purchased............... Credit                                   858        24           4          980         7           8
Credit default swaps --
 written................. Credit                                 7,864        67          13        7,874       181          --
Equity futures........... Equity market                          1,006         1           6        1,282         5           1
Equity index options..... Equity market                         23,162       706         396       14,408       384         476
Equity variance swaps.... Equity market                          1,946        32          81        3,530        45         169
Equity total return swaps Equity market                            886        89          --        1,077        --          39
                                                            ---------- ---------  ----------  ---------------------  ----------
 Total non-designated or nonqualifying derivatives........     190,354     3,615         682      162,307     3,227       1,217
                                                            ---------- ---------  ----------  ---------------------  ----------
 Total....................................................   $ 226,434  $  7,218   $   2,219   $  196,172  $  6,592   $   2,442
                                                            ========== =========  ==========  =========== =========  ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2018 and 2017. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps and interest rate swaps that are used to synthetically create investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                               Years Ended December 31,
                                                        --------------------------------------
                                                           2018        2017          2016
                                                        ---------- ------------  -------------
                                                                    (In millions)
Freestanding derivative and hedging gains (losses) (1).  $     390  $      (771)  $      (715)
Embedded derivative gains (losses).....................        376          427          (423)
                                                        ---------- ------------  -------------
  Total net derivative gains (losses)..................  $     766  $     (344)   $    (1,138)
                                                        ========== ============  =============

-------------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                    --------------------------------------
                                                       2018         2017          2016
                                                    ----------- ------------  ------------
                                                                 (In millions)
Qualifying hedges:
Net investment income..............................  $      371  $       302   $       280
Interest credited to policyholder account balances.       (113)          (64)           (1)
Nonqualifying hedges:
Net investment income..............................          --           --            (1)
Net derivative gains (losses)......................         339          406           577
Policyholder benefits and claims...................           8            5             4
                                                    ----------- ------------  ------------
  Total............................................  $      605  $       649   $       859
                                                    =========== ============  ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or not qualifying as hedging instruments:

                                              Net          Net      Policyholder
                                           Derivative   Investment  Benefits and
                                         Gains (Losses) Income (1)   Claims (2)
                                         -------------- ----------  ------------
                                                      (In millions)
Year Ended December 31, 2018
Interest rate derivatives...............  $      (340)  $        4  $        --
Foreign currency exchange rate
 derivatives............................          429           --           --
Credit derivatives -- purchased.........            9           --           --
Credit derivatives -- written...........          (90)          --           --
Equity derivatives......................          166            1           45
                                         -------------- ----------  ------------
 Total..................................  $       174   $        5  $        45
                                         ============== ==========  ============
Year Ended December 31, 2017
Interest rate derivatives...............  $      (343)  $        1  $        --
Foreign currency exchange rate
 derivatives............................         (746)          --           --
Credit derivatives -- purchased.........          (16)          --           --
Credit derivatives -- written...........          102           --           --
Equity derivatives......................         (536)          (6)        (216)
                                         -------------- ----------  ------------
 Total..................................  $    (1,539)  $       (5) $      (216)
                                         ============== ==========  ============
Year Ended December 31, 2016
Interest rate derivatives...............  $    (1,088)  $       --  $        --
Foreign currency exchange rate
 derivatives............................          726           --           --
Credit derivatives -- purchased.........          (23)          --           --
Credit derivatives -- written...........           48           --           --
Equity derivatives......................         (457)         (14)         (94)
                                         -------------- ----------  ------------
 Total..................................  $      (794)  $      (14) $       (94)
                                         ============== ==========  ============

-------------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures and derivatives held in relation to trading portfolios. As of December 31, 2016, the Company no longer maintained a trading portfolio for derivatives.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                               Net Derivative   Net Derivative Ineffectiveness
                                                                               Gains (Losses)   Gains (Losses)  Recognized in
Derivatives in Fair Value              Hedged Items in Fair Value                Recognized     Recognized for  Net Derivative
Hedging Relationships                    Hedging Relationships                  for Derivatives   Hedged Items   Gains (Losses)
-------------------------  -------------------------------------------------- ----------------- -------------- ----------------
                                                                                                (In millions)
Year Ended December 31, 2018
Interest rate swaps:       Fixed maturity securities AFS.....................            $    1          $ (1)            $  --
                           Policyholder liabilities (1)......................             (221)            227                6
Foreign currency swaps:    Foreign-denominated fixed maturity securities AFS
                            and mortgage loans...............................                52           (55)              (3)
                           Foreign-denominated policyholder account
                            balances (2).....................................                23           (23)               --
                                                                              ----------------- -------------- ----------------
  Total....................................................................              $(145)          $ 148            $   3
                                                                              ================= ============== ================
Year Ended December 31, 2017
Interest rate swaps:       Fixed maturity securities AFS.....................            $    4          $ (5)            $ (1)
                           Policyholder liabilities (1)......................              (69)            134               65
Foreign currency swaps:    Foreign-denominated fixed maturity securities
                            AFS..............................................              (24)             27                3
                           Foreign-denominated policyholder account
                            balances (2).....................................                65           (43)               22
                                                                              ----------------- -------------- ----------------
  Total....................................................................              $ (24)          $ 113            $  89
                                                                              ================= ============== ================
Year Ended December 31, 2016
Interest rate swaps:       Fixed maturity securities AFS.....................            $    8          $ (9)            $ (1)
                           Policyholder liabilities (1)......................             (109)             90             (19)
Foreign currency swaps:    Foreign-denominated fixed maturity securities
                            AFS..............................................                10            (9)                1
                           Foreign-denominated policyholder account
                            balances (2).....................................              (95)             92              (3)
                                                                              ----------------- -------------- ----------------
  Total....................................................................              $(186)          $ 164            $(22)
                                                                              ================= ============== ================

-------------
(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0, $20 million and $17 million for the years ended December 31, 2018, 2017 and 2016, respectively.

  At December 31, 2018 and 2017, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed four years and five years, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  At December 31, 2018 and 2017, the balance in AOCI associated with cash flow hedges was $1.7 billion and $1.4 billion, respectively.

   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations, consolidated statements of comprehensive income (loss) and the consolidated statements of equity:

                                                       Amount and Location        Amount and Location
                             Amount of Gains            of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow   (Losses) Deferred in         Reclassified from        Recognized in Income
Hedging Relationships      AOCI on Derivatives       AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  ---------------------  ------------------------------  ---------------------
                           (Effective Portion)         (Effective Portion)       (Ineffective Portion)
-                         ---------------------  ------------------------------  ---------------------
                                                 Net Derivative  Net Investment     Net Derivative
                                                 Gains (Losses)      Income         Gains (Losses)
                                                 --------------  --------------  ---------------------
                                                          (In millions)
Year Ended December 31, 2018
Interest rate swaps......  $               (148)  $          23   $          18     $                2
Interest rate forwards...                  (114)             (1)              2                     --
Foreign currency swaps...                   180            (469)             (3)                     5
Credit forwards..........                    --               1               1                     --
                          ---------------------  --------------  --------------  ---------------------
  Total..................  $                (82)  $        (446)  $          18     $                7
                          =====================  ==============  ==============  =====================
Year Ended December 31, 2017
Interest rate swaps......  $                 73   $          24   $          16     $               18
Interest rate forwards...                   210             (11)              2                     (2)
Foreign currency swaps...                  (161)            938              (1)                    --
Credit forwards..........                    --               1               1                     --
                          ---------------------  --------------  --------------  ---------------------
  Total..................  $                122   $         952   $          18     $               16
                          =====================  ==============  ==============  =====================
Year Ended December 31, 2016
Interest rate swaps......  $                 58   $          57   $          12     $               --
Interest rate forwards...                  (366)             (1)              3                     --
Foreign currency swaps...                   167            (251)             (1)                    --
Credit forwards..........                    --               3               1                     --
                          ---------------------  --------------  --------------  ---------------------
  Total..................  $               (141)  $        (192)  $          15     $               --
                          =====================  ==============  ==============  =====================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2018, the Company expected to reclassify $109 million of deferred net gains (losses) on derivatives in AOCI, included in the table above, to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $7.9 billion at both December 31, 2018 and 2017. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At
December 31, 2018 and 2017, the Company would have received $54 million and $181 million, respectively, to terminate all of these contracts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                          December 31,
                                          -----------------------------------------------------------------------------
                                                           2018                                   2017
                                          -------------------------------------- --------------------------------------
                                                        Maximum                                Maximum
                                          Estimated      Amount                  Estimated      Amount
                                          Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                          of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced    Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                      Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
----------------------------------------- ---------- -------------- ------------ ---------- -------------- ------------
                                                                      (Dollars in millions)
Aaa/Aa/A
Single name credit default swaps (3).....  $      2   $        154           2.0   $     3   $        159           2.8
Credit default swaps referencing indices.        27          2,079           2.5        42          2,193           2.7
                                          ---------   ------------                --------  -------------
  Subtotal...............................        29          2,233           2.5        45          2,352           2.7
                                          ---------   ------------                --------  -------------
Baa
Single name credit default swaps (3).....         1            277           1.6         4            416           1.5
Credit default swaps referencing indices.        20          5,124           5.2       111          4,761           5.2
                                          ---------   ------------                --------  -------------
  Subtotal...............................        21          5,401           5.0       115          5,177           4.9
                                          ---------   ------------                --------  -------------
Ba
Single name credit default swaps (3).....        --             10           1.5         1            105           3.4
Credit default swaps referencing indices.        --             --            --        --             --            --
                                          ---------   ------------                --------  -------------
  Subtotal...............................        --             10           1.5         1            105           3.4
                                          ---------   ------------                --------  -------------
B
Single name credit default swaps (3).....        --             --            --         2             20           3.5
Credit default swaps referencing indices.         4            220           5.0        18            220           5.0
                                          ---------   ------------                --------  -------------
  Subtotal...............................         4            220           5.0        20            240           4.9
                                          ---------   ------------                --------  -------------
  Total..................................  $     54   $      7,864           4.3   $   181   $      7,874           4.2
                                          =========   ============                ========  =============

-------------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3)Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $7.9 billion of future payments under credit default provisions at both December 31, 2018 and 2017 set forth in the table above were $16 million and $27 million at December 31, 2018 and 2017, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                 December 31,
                                                                              --------------------------------------------------
                                                                                        2018                      2017
                                                                              ------------------------  ------------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement     Assets    Liabilities     Assets    Liabilities
----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
                                                                                                (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)............................................................  $    7,255   $    2,166   $    6,478   $    2,203
OTC-cleared (1), (6).........................................................          52           24          168          216
Exchange-traded..............................................................           1            7            6            3
                                                                              -----------  -----------  -----------  -----------
  Total gross estimated fair value of derivatives (1)........................       7,308        2,197        6,652        2,422
Amounts offset on the consolidated balance sheets............................          --           --           --           --
                                                                              -----------  -----------  -----------  -----------
  Estimated fair value of derivatives presented on the consolidated balance
   sheets (1), (6)...........................................................       7,308        2,197        6,652        2,422
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral................................................................      (1,988)      (1,988)      (1,891)     (1,891)
OTC-cleared..................................................................         (20)         (20)         (31)        (31)
Exchange-traded..............................................................          --           --           --           --
Cash collateral: (3), (4)
OTC-bilateral................................................................      (4,000)          --       (3,448)          --
OTC-cleared..................................................................         (26)          --         (131)       (179)
Exchange-traded..............................................................          --           --           --           --
Securities collateral: (5)
OTC-bilateral................................................................      (1,136)        (178)        (954)       (312)
OTC-cleared..................................................................          --           (4)          --          (6)
Exchange-traded..............................................................          --           (7)          --          (3)
                                                                              -----------  -----------  -----------  -----------
  Net amount after application of master netting agreements and
   collateral................................................................  $      138   $       --   $      197   $       --
                                                                              ===========  ===========  ===========  ===========

-------------

(1)At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $90 million and $60 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($22) million and ($20) million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities AFS, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $95 million and $122 million, respectively, and provided excess cash collateral of $1 million and $9 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities AFS on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $28 million and $30 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2018 and 2017, the Company provided excess securities collateral with an estimated fair value of $94 million and $152 million, respectively, for its OTC-bilateral derivatives, and $231 million and $299 million, respectively, for its OTC-cleared derivatives, and $52 million and $50 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6)Effective January 16, 2018, the LCH amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the LCH and CME amendments.

  The Company's collateral arrangements for its OTC-bilateral derivatives require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. All of the Company's netting agreements for derivatives contain provisions that require both Metropolitan Life Insurance Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                  December 31,
                                                        -----------------------------------------------------------------
                                                                      2018                             2017
                                                        -------------------------------- --------------------------------
                                                        Derivatives Derivatives          Derivatives Derivatives
                                                        Subject to  Not Subject          Subject to  Not Subject
                                                         Financial  to Financial          Financial  to Financial
                                                         Strength-   Strength-            Strength-   Strength-
                                                        Contingent   Contingent          Contingent   Contingent
                                                        Provisions   Provisions   Total  Provisions   Provisions   Total
                                                        ----------- ------------ ------- ----------- ------------ -------
                                                                                  (In millions)
Estimated Fair Value of Derivatives in a Net Liability
 Position (1)..........................................  $    178      $   --    $   178   $   313      $   --    $   313
Estimated Fair Value of Collateral Provided:
Fixed maturity securities AFS..........................  $    187      $   --    $   187   $   399      $   --    $   399
Cash...................................................  $      1      $   --    $     1   $    --      $   --    $    --

-------------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs, GMABs, and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                         December 31,
                                                                                      ------------------
                                                          Balance Sheet Location        2018      2017
                                                       ------------------------------ -------- ---------
                                                                                         (In millions)
Embedded derivatives within asset host contracts:
Options embedded in debt or equity securities (1)..... Investments...................       --      (113)
                                                                                      -------- ---------
  Embedded derivatives within asset host contracts.................................    $    --   $  (113)
                                                                                      ======== =========
Embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits.................... Policyholder account balances.  $   178   $   (94)
Assumed guaranteed minimum benefits................... Policyholder account balances.        3         3
Funds withheld on ceded reinsurance................... Other liabilities.............      465       898
Fixed annuities with equity indexed returns........... Policyholder account balances.       58        69
                                                                                      -------- ---------
  Embedded derivatives within liability host contracts.............................    $   704   $   876
                                                                                      ======== =========

--------

(1)Effective January 1, 2018, in connection with the adoption of new guidance related to the recognition and measurement of financial instruments, the Company was no longer required to bifurcate and account separately for derivatives embedded in equity securities (see Note 1). Beginning January 1, 2018, the change in fair value of equity securities was recognized as a component of net investment gains and losses.

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        -----------------------------------
                                            2018         2017          2016
                                        ------------ ------------ ---------
                                                     (In millions)
Net derivative gains (losses) (1), (2). $        376 $        427 $        (423)

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $51 million, ($65) million and $76 million for the years ended December 31, 2018, 2017 and 2016, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $0, less than $1 million, and ($29) million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation approaches: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation approach to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities AFS.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, as well as the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                                    December 31, 2018
                                                          ---------------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          ---------------------------------------------------
                                                                                                                   Total
                                                                                                                 Estimated
                                                              Level 1           Level 2          Level 3         Fair Value
                                                          ---------------- ----------------- ---------------- -----------------
                                                                                      (In millions)
Assets
Fixed maturity securities AFS:
U.S. corporate...........................................  $            --  $         51,676  $         3,126  $         54,802
U.S. government and agency...............................           12,310            17,851               --            30,161
Foreign corporate........................................               --            21,988            3,975            25,963
RMBS.....................................................               --            19,719            3,018            22,737
ABS......................................................               --             8,072              455             8,527
Municipals...............................................               --             6,947               --             6,947
CMBS.....................................................               --             5,376               68             5,444
Foreign government.......................................               --             4,482               10             4,492
                                                          ---------------- ----------------- ---------------- -----------------
  Total fixed maturity securities AFS....................           12,310           136,111           10,652           159,073
                                                          ---------------- ----------------- ---------------- -----------------
Equity securities........................................              341                76              356               773
Short-term investments...................................              698               783               25             1,506
Residential mortgage loans -- FVO........................               --                --              299               299
Other investments........................................               --                 1              215               216
Derivative assets: (1)
Interest rate............................................               --             4,284               33             4,317
Foreign currency exchange rate...........................               --             1,982               --             1,982
Credit...................................................               --                62               29                91
Equity market............................................                1               776               51               828
                                                          ---------------- ----------------- ---------------- -----------------
  Total derivative assets................................                1             7,104              113             7,218
                                                          ---------------- ----------------- ---------------- -----------------
Embedded derivatives within asset host contracts (2).....               --                --               --                --
Separate account assets (3)..............................           20,558            89,348              944           110,850
                                                          ---------------- ----------------- ---------------- -----------------
  Total assets (4).......................................  $        33,908  $        233,423  $        12,604  $        279,935
                                                          ================ ================= ================ =================
Liabilities
Derivative liabilities: (1)
Interest rate............................................  $             1  $             89  $           218  $            308
Foreign currency exchange rate...........................               --             1,410                1             1,411
Credit...................................................               --                13                4                17
Equity market............................................                6               395               82               483
                                                          ---------------- ----------------- ---------------- -----------------
  Total derivative liabilities...........................                7             1,907              305             2,219
                                                          ---------------- ----------------- ---------------- -----------------
Embedded derivatives within liability host contracts (2).               --                --              704               704
Long-term debt...........................................               --                --               --                --
Separate account liabilities (3).........................                1                20                7                28
                                                          ---------------- ----------------- ---------------- -----------------
  Total liabilities......................................  $             8  $          1,927  $         1,016  $          2,951
                                                          ================ ================= ================ =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                                  December 31, 2017
                                                          -----------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          --------------------------------------------------
                                                                                                                 Total
                                                                                                               Estimated
                                                              Level 1          Level 2          Level 3        Fair Value
                                                          ---------------- ---------------- ---------------- --------------
                                                                                    (In millions)
Assets
Fixed maturity securities AFS:
U.S. corporate...........................................  $            --  $        54,629  $         3,461  $      58,090
U.S. government and agency...............................           18,802           19,743               --         38,545
Foreign corporate........................................               --           21,471            4,125         25,596
RMBS.....................................................               --           19,372            3,262         22,634
ABS......................................................               --            7,079              787          7,866
Municipals...............................................               --            7,551               --          7,551
CMBS.....................................................               --            5,461               27          5,488
Foreign government.......................................               --            4,471               31          4,502
                                                          ---------------- ---------------- ---------------- --------------
  Total fixed maturity securities AFS....................           18,802          139,777           11,693        170,272
                                                          ---------------- ---------------- ---------------- --------------
Equity securities........................................              399              893              366          1,658
Short-term investments...................................            2,056            1,092                7          3,155
Residential mortgage loans -- FVO........................               --               --              520            520
Other investments........................................               --               --               --             --
Derivative assets: (1)
Interest rate............................................                1            4,556                8          4,565
Foreign currency exchange rate...........................               --            1,405               --          1,405
Credit...................................................               --              149               39            188
Equity market............................................                5              363               66            434
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative assets................................                6            6,473              113          6,592
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within asset host contracts (2).....               --               --               --             --
Separate account assets (3)..............................           23,571          106,294              960        130,825
                                                          ---------------- ---------------- ---------------- --------------
  Total assets...........................................  $        44,834  $       254,529  $        13,659  $     313,022
                                                          ================ ================ ================ ==============
Liabilities
Derivative liabilities: (1)
Interest rate............................................  $             2  $           351  $           130  $         483
Foreign currency exchange rate...........................               --            1,261                5          1,266
Credit...................................................               --                8               --              8
Equity market............................................                1              515              169            685
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative liabilities...........................                3            2,135              304          2,442
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within liability host contracts (2).               --               --              876            876
Long-term debt...........................................               --               --               --             --
Separate account liabilities (3).........................               --                7                2              9
                                                          ---------------- ---------------- ---------------- --------------
  Total liabilities......................................  $             3  $         2,142  $         1,182  $       3,327
                                                          ================ ================ ================ ==============

----------

(1)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2)Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2018 and 2017, debt and equity securities also included embedded derivatives of $0 and ($113) million, respectively.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets. Separate account liabilities presented in the tables above represent derivative liabilities.

(4)In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), other limited partnership interests are measured at estimated fair value on a recurring basis effective January 1, 2018. This represents the former cost method investments held as of January 1, 2018 that were measured at estimated fair value on a recurring basis upon adoption of this guidance. Total assets included in the fair value hierarchy exclude these other limited partnership interests that are measured at estimated fair value using the net asset value ("NAV") per share (or its equivalent) practical expedient. At
   December 31, 2018, the estimated fair value of such investments was $140 million.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value.

  Investments

   Securities, Short-term Investments, Other Investments and Long-term Debt

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of other investments and long-term debt is determined on a basis consistent with the methodologies described herein for securities.

      The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below. The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 -----------------------------------------------------------------------------
                                                          Level 3
 Instrument     Level 2 Observable Inputs           Unobservable Inputs
 -----------------------------------------------------------------------------
 Fixed maturity securities AFS
 -----------------------------------------------------------------------------
  U.S. corporate and Foreign corporate securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
              Principally the market and      Principally the market approach.
              income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  . illiquidity premium
               are not active
             . benchmark yields; spreads off  . delta spread adjustments to
               benchmark yields; new            reflect specific
               issuances; issuer rating         credit-related issues
             . trades of identical or         . credit spreads
               comparable securities;
               duration
             . Privately-placed securities    . quoted prices in markets that
               are valued using the             are not active for identical
               additional key inputs:           or similar securities that
             . market yield curve; call         are less liquid and based on
               provisions                       lower levels of trading
             . observable prices and spreads    activity than securities
               for similar public or private    classified in Level 2
               securities that incorporate    . independent non-binding
               the credit quality and           broker quotations
               industry sector of the issuer
             . delta spread adjustments to
               reflect specific
               credit-related issues
 -----------------------------------------------------------------------------
  U.S. government and agency securities, Municipals and Foreign government securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market approach. Principally the market approach.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  . independent non-binding
               are not active                   broker quotations
             . benchmark U.S. Treasury yield  . quoted prices in markets that
               or other yields                  are not active for identical
                                                or similar securities that
                                                are less liquid and based on
             . the spread off the U.S.          lower levels of trading
               Treasury yield curve for the     activity than securities
               identical security               classified in Level 2
             . issuer ratings and issuer
               spreads; broker-dealer quotes  . credit spreads
             . comparable securities that
               are actively traded
 -----------------------------------------------------------------------------
  Structured Securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market and       Principally the market and
             income approaches.               income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that
               are not active                 . credit spreads
             . spreads for actively traded    . quoted prices in markets that
               securities; spreads off          are not active for identical
               benchmark yields                 or similar securities that
             . expected prepayment speeds       are less liquid and based on
               and volumes                      lower levels of trading
             . current and forecasted loss      activity than securities
               severity; ratings; geographic    classified in Level 2
               region                         . independent non-binding
             . weighted average coupon and      broker quotations
               weighted average maturity
             . average delinquency rates;
               debt-service coverage ratios
             . issuance-specific
               information, including, but
               not limited to:
             . collateral type; structure of
               the security; vintage of the
               loans
             . payment terms of the
               underlying assets
             . payment priority within the
               tranche; deal performance
 -----------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

 -----------------------------------------------------------------------------
                                                          Level 3
 Instrument     Level 2 Observable Inputs           Unobservable Inputs
 -----------------------------------------------------------------------------
 Equity securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market approach.  Principally the market and income approaches.
             Key Input:                       Key Inputs:
             . quoted prices in markets that  . credit ratings; issuance
               are not considered active        structures
                                              .  quoted prices in markets
                                                 that are not active for
                                                 identical or similar
                                                 securities that are less
                                                 liquid and based on lower
                                                 levels of trading activity
                                                 than securities classified
                                                 in Level 2
                                              . independent non-binding
                                                broker quotations
 -----------------------------------------------------------------------------
 Short-term investments and Other investments
 -----------------------------------------------------------------------------
             .  Short-term investments and    .  Short-term investments and
                other investments are of a       other investments are of a
                similar nature and class to      similar nature and class to
                the fixed maturity               the fixed maturity
                securities AFS and equity        securities AFS and equity
                securities described above;      securities described above;
                accordingly, the valuation       accordingly, the valuation
                approaches and observable        approaches and unobservable
                inputs used in their             inputs used in their
                valuation are also similar       valuation are also similar
                to those described above.        to those described above.
 -----------------------------------------------------------------------------
 Residential mortgage loans -- FVO
 -----------------------------------------------------------------------------
             . N/A                            Valuation Approaches:
                                               Principally the market
                                               approach.
                                              Valuation Techniques and Key
                                                 Inputs: These investments
                                                 are based primarily on
                                                 matrix pricing or other
                                                 similar techniques that
                                                 utilize inputs from mortgage
                                                 servicers that are
                                                 unobservable or cannot be
                                                 derived principally from, or
                                                 corroborated by, observable
                                                 market data.
 -----------------------------------------------------------------------------
 Separate account assets and Separate account liabilities (1)
 -----------------------------------------------------------------------------
  Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
 -----------------------------------------------------------------------------
             Key Input:                       . N/A
             .  quoted prices or reported
                       NAV provided by the
                       fund managers
 -----------------------------------------------------------------------------
  Other limited partnership interests
 -----------------------------------------------------------------------------
             . N/A                            Valued giving consideration to
                                                the underlying holdings
                                               of the partnerships and
                                                adjusting, if appropriate.
                                              Key Inputs:
                                              . liquidity; bid/ask spreads;
                                                performance record of the
                                                fund manager
                                              . other relevant variables that
                                                may impact the exit value of
                                                the particular partnership
                                                interest
 -----------------------------------------------------------------------------

-------------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments, Other Investments and Long-term Debt" and "-- Derivatives -- Freestanding Derivatives."

  Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

   Level 2 Valuation Approaches and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

   Level 3 Valuation Approaches and Key Inputs:

     These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

     Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                            Foreign
       Instrument              Interest Rate         Currency Exchange Rate            Credit                Equity Market
---------------------------------------------------------------------------------------------------------------------------------
Inputs common to          . swap yield curves       .swap yield curves        .swap yield curves        .swap yield curves
 Level 2 and Level 3      . basis curves            .basis curves             .credit curves            .spot equity index levels
 by instrument type       . interest rate           .currency spot rates      .recovery rates           .dividend yield curves
                            volatility (1)          .cross currency basis                               .equity volatility (1)
                                                     curves
---------------------------------------------------------------------------------------------------------------------------------
Level 3                   . swap yield curves (2)   .swap yield curves (2)    .swap yield curves (2)    .dividend yield curves
                          . basis curves (2)        .basis curves (2)         .credit curves (2)         (2)
                          . repurchase rates        .cross currency basis     .credit spreads           .equity volatility (1),
                                                     curves (2)               .repurchase rates          (2)
                                                    .currency correlation     .independent non-binding  .correlation between
                                                                                broker quotations         model inputs (1)

-------------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Embedded Derivatives

     Embedded derivatives principally include certain direct and assumed variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

     The Company calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, projecting future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

     Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

     The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described in "-- Investments -- Securities, Short-term Investments, Other Investments and Long-term Debt." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within policyholder account balances with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   Embedded Derivatives Within Asset and Liability Host Contracts

    Level 3 Valuation Approaches and Key Inputs:

      Direct and assumed guaranteed minimum benefits

         These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

      Reinsurance ceded on certain guaranteed minimum benefits

         These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

      Embedded derivatives within funds withheld related to certain ceded reinsurance

         These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curves and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity.

  Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                           December 31, 2018
                                                                                      ----------------------------
                                                                 Significant                               Weighted
                                   Valuation Techniques      Unobservable Inputs           Range          Average (1)
                                --------------------------- -----------------------   ---------------     -----------
Fixed maturity securities AFS (3)
U.S. corporate and foreign
 corporate..................... Matrix pricing              Offered quotes (4)          85    -      134      105
                                Market pricing              Quoted prices (4)           25    -      638      107
                                --------------------------------------------------------------------------------------
RMBS........................... Market pricing              Quoted prices (4)           --    -      106      94
                                --------------------------------------------------------------------------------------
ABS............................ Market pricing              Quoted prices (4)           10    -      101      97
                                Consensus pricing           Offered quotes (4)
                                --------------------------------------------------------------------------------------
Derivatives
Interest rate.................. Present value techniques    Swap yield (6)             268    -      317
                                                            Repurchase rates (8)       (5)    -       6
                                --------------------------------------------------------------------------------------
Foreign currency exchange rate. Present value               Swap yield (6)             (20)   -      (5)
                                    techniques
                                --------------------------------------------------------------------------------------
Credit......................... Present value               Credit spreads (9)          97    -      103
                                    techniques
                                Consensus pricing           Offered quotes (10)
                                --------------------------------------------------------------------------------------
Equity market.................. Present value               Volatility (11)            21%    -      26%
                                    techniques or
                                    option pricing
                                    models
                                                            Correlation (12)           10%    -      30%
                                --------------------------------------------------------------------------------------
Embedded derivatives
Direct and assumed guaranteed   Option pricing              Mortality rates:
 minimum benefits..............     techniques
                                                                Ages 0 - 40           0.01%   -     0.18%
                                                                Ages 41 - 60          0.04%   -     0.57%
                                                                Ages 61 - 115         0.26%   -     100%
                                                            Lapse rates:
                                                                Durations 1 - 10      0.25%   -     100%
                                                                Durations 11 - 20       3%    -     100%
                                                                Durations 21 - 116     2.5%   -     100%
                                                            Utilization rates           0%    -      25%
                                                            Withdrawal rates          0.25%   -      10%
                                                            Long-term equity          16.50%  -      22%
                                                                volatilities
                                                            Nonperformance risk       0.05%   -     0.59%
                                                                spread

                                                                                           December 31, 2017
                                                                                      ----------------------------
                                                                 Significant                               Weighted
                                   Valuation Techniques      Unobservable Inputs           Range          Average (1)
                                --------------------------- -----------------------   ---------------     -----------
Fixed maturity securities AFS (3)
U.S. corporate and foreign
 corporate..................... Matrix pricing              Offered quotes (4)          83    -      142      111
                                Market pricing              Quoted prices (4)           10    -      443      123
                                --------------------------------------------------------------------------------------
RMBS........................... Market pricing              Quoted prices (4)           --    -      126      94
                                --------------------------------------------------------------------------------------
ABS............................ Market pricing              Quoted prices (4)           27    -      104      100
                                Consensus pricing           Offered quotes (4)         100    -      101      100
                                --------------------------------------------------------------------------------------
Derivatives
Interest rate.................. Present value techniques    Swap yield (6)             200    -      300
                                                            Repurchase rates (8)       (5)    -       5
                                --------------------------------------------------------------------------------------
Foreign currency exchange rate. Present value               Swap yield (6)             (14)   -      (3)
                                    techniques
                                --------------------------------------------------------------------------------------
Credit......................... Present value               Credit spreads (9)          --    -      --
                                    techniques
                                Consensus pricing           Offered quotes (10)
                                --------------------------------------------------------------------------------------
Equity market.................. Present value               Volatility (11)            11%    -      31%
                                    techniques or
                                    option pricing
                                    models
                                                            Correlation (12)           10%    -      30%
                                --------------------------------------------------------------------------------------
Embedded derivatives
Direct and assumed guaranteed   Option pricing              Mortality rates:
 minimum benefits..............     techniques
                                                                Ages 0 - 40             0%    -     0.09%
                                                                Ages 41 - 60          0.04%   -     0.65%
                                                                Ages 61 - 115         0.26%   -     100%
                                                            Lapse rates:
                                                                Durations 1 - 10      0.25%   -     100%
                                                                Durations 11 - 20       3%    -     100%
                                                                Durations 21 - 116      3%    -     100%
                                                            Utilization rates           0%    -      25%
                                                            Withdrawal rates          0.25%   -      10%
                                                            Long-term equity          17.40%  -      25%
                                                                volatilities
                                                            Nonperformance risk       0.02%   -     0.44%
                                                                spread

                                                                                          Impact of
                                                                                      Increase in Input
                                                                 Significant            on Estimated
                                   Valuation Techniques      Unobservable Inputs       Fair Value (2)
                                --------------------------- -----------------------   -----------------
Fixed maturity securities AFS (3)
U.S. corporate and foreign
 corporate..................... Matrix pricing              Offered quotes (4)           Increase
                                Market pricing              Quoted prices (4)            Increase
                                -----------------------------------------------------------------------
RMBS........................... Market pricing              Quoted prices (4)          Increase (5)
                                -----------------------------------------------------------------------
ABS............................ Market pricing              Quoted prices (4)          Increase (5)
                                Consensus pricing           Offered quotes (4)         Increase (5)
                                -----------------------------------------------------------------------
Derivatives
Interest rate.................. Present value techniques    Swap yield (6)             Increase (7)
                                                            Repurchase rates (8)       Decrease (7)
                                -----------------------------------------------------------------------
Foreign currency exchange rate. Present value               Swap yield (6)             Increase (7)
                                    techniques
                                -----------------------------------------------------------------------
Credit......................... Present value               Credit spreads (9)         Decrease (7)
                                    techniques
                                Consensus pricing           Offered quotes (10)
                                -----------------------------------------------------------------------
Equity market.................. Present value               Volatility (11)            Increase (7)
                                    techniques or
                                    option pricing
                                    models
                                                            Correlation (12)
                                -----------------------------------------------------------------------
Embedded derivatives
Direct and assumed guaranteed   Option pricing              Mortality rates:
 minimum benefits..............     techniques
                                                                Ages 0 - 40            Decrease (13)
                                                                Ages 41 - 60           Decrease (13)
                                                                Ages 61 - 115          Decrease (13)
                                                            Lapse rates:
                                                                Durations 1 - 10       Decrease (14)
                                                                Durations 11 - 20      Decrease (14)
                                                                Durations 21 - 116     Decrease (14)
                                                            Utilization rates          Increase (15)
                                                            Withdrawal rates             (16)
                                                            Long-term equity           Increase (17)
                                                                volatilities
                                                            Nonperformance risk        Decrease (18)
                                                                spread

--------

(1) The weighted average for fixed maturity securities AFS is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have resulted in the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions.

(3) Significant increases (decreases) in expected default rates in isolation would have resulted in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities AFS of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(6) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(7) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(8) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(9) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2018 and 2017, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets, and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO and long-term debt are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

     The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ----------------------------------------------------------------------------
                                                    Fixed Maturity Securities AFS
                                         ---------------------------------------------------
                                                         Structured                 Foreign     Equity     Short-term
                                          Corporate (1)   Securities   Municipals  Government  Securities  Investments
                                         -------------- ------------  ----------- ----------- ----------- ------------
                                                                         (In millions)
Balance, January 1, 2017................  $      8,839  $      4,541   $      10   $      21  $      420   $      25
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................            (2)           95          --          --          --          --
Total realized/unrealized gains
 (losses) included in AOCI..............           416           109          --          --          17          --
Purchases (4)...........................         2,451           900          --          19          14           6
Sales (4)...............................        (1,408)       (1,282)         --          (2)        (51)         --
Issuances (4)...........................            --            --          --          --          --          --
Settlements (4).........................            --            --          --          --          --          --
Transfers into Level 3 (5)..............            58            63          --          --          --          --
Transfers out of Level 3 (5)............        (2,768)         (350)        (10)         (7)        (34)        (24)
                                          ------------  ------------   ---------   ---------  ----------   ---------
Balance, December 31, 2017..............         7,586         4,076          --          31         366           7
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................             2            79          --           1         (30)         --
Total realized/unrealized gains
 (losses) included in AOCI..............          (463)          (31)         --          (1)         --          --
Purchases (4)...........................         1,377           752          --          --           3          24
Sales (4)...............................        (1,241)         (755)         --         (21)        (26)         (1)
Issuances (4)...........................            --            --          --          --          --          --
Settlements (4).........................            --            --          --          --          --          --
Transfers into Level 3 (5)..............           151            58          --          --          52          --
Transfers out of Level 3 (5)............          (311)         (638)         --          --          (9)         (5)
                                          ------------  ------------   ---------   ---------  ----------   ---------
Balance, December 31, 2018..............  $      7,101  $      3,541   $      --   $      10  $      356   $      25
                                          ============  ============   =========   =========  ==========   =========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2016: (6)..............................  $         --  $        101   $       1   $      --  $      (29)  $      --
                                          ============  ============   =========   =========  ==========   =========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2017: (6)..............................  $         (7) $         83   $      --   $      --  $      (17)  $      --
                                          ============  ============   =========   =========  ==========   =========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2018: (6)..............................  $         (5) $         68   $      --   $      --  $      (22)  $      --
                                          ============  ============   =========   =========  ==========   =========
Gains (Losses) Data for the year ended
 December 31, 2016......................
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................  $         --  $        100   $       1   $      --  $      (24)  $      --
Total realized/unrealized gains
 (losses) included in AOCI..............  $        (39) $         47   $       2   $      (1) $       21   $      --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               ---------------------------------------------------------------------
                                                                        Net
                               Residential                  Net      Embedded    Separate
                                Mortgage       Other    Derivatives Derivatives  Account    Long-term
                               Loans - FVO  Investments     (7)         (8)     Assets (9)    Debt
                               -----------  ----------- ----------- ----------- ----------  ---------
                                                           (In millions)
Balance, January 1, 2017...... $      566   $       --  $     (559) $     (893) $    1,141  $     (74)
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3)....         40           --          21         450          (8)        --
Total realized/unrealized
 gains (losses) included in
 AOCI.........................         --           --         207          --          --         --
Purchases (4).................        175           --          --          --         186         --
Sales (4).....................       (179)          --          --          --         (80)        --
Issuances (4).................         --           --          --          --           1         --
Settlements (4)...............        (82)          --         140        (433)        (93)        34
Transfers into Level 3 (5)....         --           --          --          --          35         --
Transfers out of Level 3 (5)..         --           --          --          --        (224)        40
                               ----------   ----------  ----------  ----------  ----------  ---------
Balance, December 31, 2017....        520           --        (191)       (876)        958         --
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3)....          7           22         (69)        376           7         --
Total realized/unrealized
 gains (losses) included in
 AOCI.........................         --           --        (110)         --          --         --
Purchases (4).................         --          196           4          --         198         --
Sales (4).....................       (162)          (2)         --          --        (168)        --
Issuances (4).................         --           --          (1)         --          (3)        --
Settlements (4)...............        (66)          --         175        (204)         (1)        --
Transfers into Level 3 (5)....         --           --          --          --          53         --
Transfers out of Level 3 (5)..         --           (1)         --          --        (107)        --
                               ----------   ----------  ----------  ----------  ----------  ---------
Balance, December 31, 2018.... $      299   $      215  $     (192) $     (704) $      937  $      --
                               ==========   ==========  ==========  ==========  ==========  =========
Changes in unrealized gains
 (losses) included in net
 income (loss) for
 the instruments still held
 at December 31, 2016: (6).... $        8   $       --  $     (166) $     (863) $       --  $      --
                               ==========   ==========  ==========  ==========  ==========  =========
Changes in unrealized gains
 (losses) included in net
 income (loss) for
 the instruments still held
 at December 31, 2017: (6).... $       27   $       --  $      (18) $      452  $       --  $      --
                               ==========   ==========  ==========  ==========  ==========  =========
Changes in unrealized gains
 (losses) included in net
 income (loss) for
 the instruments still held
 at December 31, 2018: (6).... $      (15)  $       23  $       18  $      387  $       --  $      --
                               ==========   ==========  ==========  ==========  ==========  =========
Gains (Losses) Data for the
 year ended December 31, 2016.
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2)
 (3) (10)..................... $        8   $       --  $     (168) $      870  $       (2) $      --
Total realized/unrealized
 gains (losses) included in
 AOCI......................... $       --   $       --  $     (366) $       --  $       --  $      --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans -- FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(4) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(5) Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(6) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(8) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(9) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses). Separate account assets and liabilities are presented net for the purposes of the rollforward.

(10)Includes $420 million for net embedded derivatives for the year ended December 31, 2016 related to the disposition of NELICO and GALIC. See Note 3.

  Fair Value Option

     The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis. The following table presents information for residential mortgage loans which are accounted for under the FVO and were initially measured at fair value.

                                                                                               December 31,
                                                                                         ------------------------
                                                                                            2018         2017
                                                                                         ----------  ------------
                                                                                               (In millions)
Unpaid principal balance................................................................ $      344  $        650
Difference between estimated fair value and unpaid principal balance....................        (45)         (130)
                                                                                         ----------  ------------
Carrying value at estimated fair value.................................................. $      299  $        520
                                                                                         ==========  ============
Loans in nonaccrual status.............................................................. $       89  $        198
Loans more than 90 days past due........................................................ $       41  $         94
Loans in nonaccrual status or more than 90 days past due, or both -- difference between
 aggregate estimated fair value and unpaid principal balance............................ $      (36) $       (102)

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                             At December 31,              Years Ended December 31,
                     -------------------------------  ---------------------------------
                        2018        2017      2016      2018       2017        2016
                     -------      --------- --------- -----     ----------- -----------
                     Carrying Value After Measurement          Gains (Losses)
                     -------------------------------  ---------------------------------
                                               (In millions)
Other limited
 partnership
 interests (1)......     N/A (2)  $      58 $      95   N/A (2) $      (65) $      (59)
Other assets (3).... $    --      $      -- $      -- $  --     $         4 $      (30)

--------

(1)Estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. In the future, distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds, the exact timing of which is uncertain.

(2)In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), other limited partnership interests are measured at estimated fair value on a recurring basis, effective January 1, 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3)During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc. (collectively, the "U.S. Retail Advisor Force Divestiture"). See Note 18.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three-level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                            December 31, 2018
                                             ------------------------------------------------
                                                          Fair Value Hierarchy
                                                       ---------------------------
                                                                                     Total
                                             Carrying                              Estimated
                                              Value    Level 1  Level 2   Level 3  Fair Value
                                             --------- ------- --------- --------- ----------
                                                              (In millions)
Assets
Mortgage loans.............................. $  63,388 $    -- $      -- $  64,409 $  64,409
Policy loans................................ $   6,061 $    -- $     269 $   6,712 $   6,981
Other invested assets....................... $   2,940 $    -- $   2,673 $     146 $   2,819
Premiums, reinsurance and other receivables. $  14,228 $    -- $     113 $  14,673 $  14,786
Liabilities
Policyholder account balances............... $  72,194 $    -- $      -- $  72,689 $  72,689
Long-term debt.............................. $   1,562 $    -- $   1,746 $      -- $   1,746
Other liabilities........................... $  13,593 $    -- $     448 $  13,189 $  13,637
Separate account liabilities................ $  50,578 $    -- $  50,578 $      -- $  50,578

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                            December 31, 2017
                                             ------------------------------------------------
                                                          Fair Value Hierarchy
                                                       ---------------------------
                                                                                     Total
                                             Carrying                              Estimated
                                              Value    Level 1  Level 2   Level 3  Fair Value
                                             --------- ------- --------- --------- ----------
                                                              (In millions)
Assets
Mortgage loans.............................. $  57,939 $    -- $      -- $  59,465 $  59,465
Policy loans................................ $   6,006 $    -- $     261 $   6,797 $   7,058
Other limited partnership interests......... $     214 $    -- $      -- $     212 $     212
Other invested assets....................... $   2,260 $    -- $   2,028 $     154 $   2,182
Premiums, reinsurance and other receivables. $  15,024 $    -- $     679 $  14,859 $  15,538
Liabilities
Policyholder account balances............... $  75,323 $    -- $      -- $  76,452 $  76,452
Long-term debt.............................. $   1,661 $    -- $   2,021 $      -- $   2,021
Other liabilities........................... $  13,954 $    -- $     547 $  13,490 $  14,037
Separate account liabilities................ $  61,757 $    -- $  61,757 $      -- $  61,757

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


11. Long-term and Short-term Debt

   Long-term and short-term debt outstanding, excluding debt relating to consolidated securitization entities, was as follows:

                                                                                      December 31,
                                                           ------------------------------------------------------------------

                      Interest Rates (1)                                 2018                             2017
                    ----------------------                 -------------------------------- ---------------------------------

                                                                     Unamortized                      Unamortized
                                    Weighted                Face     Discount and  Carrying  Face     Discount and  Carrying
                        Range       Average   Maturity      Value   Issuance Costs  Value    Value   Issuance Costs Value (2)
                    -------------   -------- -----------   -------- -------------- -------- -------- -------------- ---------
                                                                                     (In millions)
Surplus notes -
 affiliated........ 7.38% -   7.38%  7.38%      2037       $    700    $   (9)     $    691 $    700    $  (10)     $    690
Surplus notes...... 7.80% -   7.88%  7.83%   2024 -   2025      400        (2)          398      400        (3)          397
Other notes (2).... 2.99% -   6.50%  4.92%   2020 -   2058      477        (4)          473      578        (4)          574
                                                           --------    -------     -------- --------    -------     --------
 Total long-term
  debt.............                                           1,577       (15)        1,562    1,678       (17)        1,661
                                                           --------    -------     -------- --------    -------     --------
Total short-term
 debt..............                                             129         --          129      243         --          243
                                                           --------    -------     -------- --------    -------     --------
  Total............                                        $  1,706    $  (15)     $  1,691 $  1,921    $  (17)     $  1,904
                                                           ========    =======     ======== ========    =======     ========

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2018.

(2)During 2017, a subsidiary of Metropolitan Life Insurance Company issued $139 million of long-term debt to a third party.

   The aggregate maturities of long-term debt at December 31, 2018 for the next five years and thereafter are $0 in 2019, $3 million in 2020, $0 in 2021, $297 million in 2022, $0 in 2023 and $1.3 billion thereafter.

   Unsecured senior debt which consists of senior notes and other notes rank highest in priority. Payments of interest and principal on Metropolitan Life Insurance Company's surplus notes are subordinate to all other obligations and may be made only with the prior approval of the New York State Department of Financial Services ("NYDFS").

Term Loans

   MetLife Private Equity Holdings, LLC ("MPEH"), a wholly-owned indirect investment subsidiary, borrowed $350 million in December 2015 under a five-year credit agreement included within other notes in the table above. In November 2017, this agreement was amended to extend the maturity to November 2022, change the amount MPEH may borrow on a revolving basis to $75 million from $100 million, and change the interest rate to a variable rate of three-month London Interbank Offered Rate ("LIBOR") plus 3.25%, payable quarterly, from a variable rate of three-month LIBOR plus 3.70%. In December 2018, this agreement was further amended to change the interest rate to a variable rate of three-month LIBOR plus 3.10%. In connection with the initial borrowing in 2015, $6 million of costs were incurred, and additional costs of $1 million were incurred in connection with the 2017 amendment, which have been capitalized and are being amortized over the term of the loans. MPEH has pledged invested assets to secure the loans; however, these loans are non-recourse to Metropolitan Life Insurance Company. In December 2018, MPEH repaid $50 million of the initial borrowing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)


Short-term Debt

   Short-term debt with maturities of one year or less was as follows:

                                               December 31,
                                           ---------------------
                                              2018       2017
                                           ---------- ----------
                                           (Dollars in millions)
                Commercial paper.......... $       99 $      100
                Short-term borrowings (1).         30        143
                                           ---------- ----------
                Total short-term debt..... $      129 $      243
                                           ========== ==========
                Average daily balance..... $      213 $      129
                Average days outstanding..    42 days    97 days

--------

(1) Represents short-term debt related to repurchase agreements, secured by assets of a subsidiary.

   During the years ended December 31, 2018, 2017 and 2016, the weighted average interest rate on short-term debt was 3.03%, 1.63% and 0.42%, respectively.

Interest Expense

     Interest expense included in other expenses was $108 million, $106 million and $112 million for the years ended December 31, 2018, 2017 and 2016, respectively. These amounts include $52 million of interest expense related to affiliated debt for each of the three years ended December 31, 2018, 2017 and 2016.

Credit Facility

     At December 31, 2018, MetLife, Inc. and MetLife Funding, Inc., a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife Funding"), maintained a $3.0 billion unsecured revolving credit facility (the "Credit Facility"). When drawn upon, this facility bears interest at varying rates in accordance with the agreement.

     The Company's Credit Facility is used for general corporate purposes, to support the borrowers' commercial paper programs and for the issuance of letters of credit. Total fees associated with the Credit Facility were $6 million, $5 million and $8 million for the years ended December 31, 2018, 2017 and 2016, respectively, and were included in other expenses.

     Information on the Credit Facility at December 31, 2018 was as follows:

                                                Letters of Credit
                                   Maximum         Used by the      Letters of Credit                Unused
Borrower(s)    Expiration          Capacity        Company (1)    Used by Affiliates (1) Drawdowns Commitments
----------- ------------------ ---------------- ----------------- ---------------------- --------- -----------
                                                                (In millions)

  MetLife,
  Inc.
  and
  MetLife
  Funding,
  Inc...... December 2021 (2)  $      3,000 (2)    $      412           $      34         $    --  $    2,554

--------

(1) MetLife, Inc. and MetLife Funding are severally liable for their respective obligations under the Credit Facility. MetLife Funding was not an applicant under letters of credit outstanding as of December 31, 2018 and is not responsible for any reimbursement obligations under such letters of credit.

(2) All borrowings under the Credit Facility must be repaid by December 20, 2021, except that letters of credit outstanding upon termination may remain outstanding until December 20, 2022.

Debt and Facility Covenants

   Certain of the Company's debt instruments and the Credit Facility contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all applicable financial covenants at December 31, 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Equity

Stock-Based Compensation Plans

  The Company does not issue any awards payable in its common stock or options to purchase its common stock.

  An affiliate employs the personnel who conduct most of the Company's business. In accordance with a services agreement with that affiliate, the Company bears a proportionate share of stock-based compensation expense for those employees. Stock-based compensation expense relate to Stock Options, Performance Shares and Restricted Stock Units under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan and the MetLife, Inc. 2015 Stock and Incentive Compensation Plan, most of which MetLife, Inc. granted in the first quarter of each year.

  The Company's expense related to stock-based compensation included in other expenses was $35 million, $74 million and $89 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Statutory Equity and Income

  See Note 3 for information on the disposition of NELICO and GALIC.

  Metropolitan Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the NYDFS. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company.

  The state of domicile of Metropolitan Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC"), with modifications by the state insurance department, to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratios for Metropolitan Life Insurance Company were in excess of 350% and 370% at December 31, 2018 and 2017, respectively.

  Metropolitan Life Insurance Company's foreign insurance operations are regulated by applicable authorities of the jurisdictions in which each entity operates and are subject to minimum capital and solvency requirements in those jurisdictions before corrective action commences. The aggregate required capital and surplus of Metropolitan Life Insurance Company's foreign insurance operations was $332 million and the aggregate actual regulatory capital and surplus of such operations was $378 million as of the date of the most recent required capital adequacy calculation for each jurisdiction. The Company's foreign insurance operations exceeded the minimum capital and solvency requirements as of the date of the most recent fiscal year-end capital adequacy calculation for each jurisdiction.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Metropolitan Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

  New York has adopted certain prescribed accounting practices, that apply to Metropolitan Life Insurance Company, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, and the New York Special Consideration Letter, which mandates certain assumptions in asset adequacy testing. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of Metropolitan Life Insurance Company for the years ended December 31, 2018 and 2017 by $1.2 billion and $1.1 billion, respectively, compared to what capital and surplus would have been had it been measured under NAIC guidance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   The tables below present amounts from Metropolitan Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the NYDFS.

   Statutory net income (loss) was as follows:

                                                                Years Ended December 31,
                                                           -----------------------------------
Company                                  State of Domicile    2018        2017        2016
---------------------------------------- ----------------- ----------- ----------- -----------
                                                                      (In millions)
Metropolitan Life Insurance Company (1).     New York       $    3,656  $    1,982  $    3,444

(1)In December 2016, Metropolitan Life Insurance Company transferred all of the issued and outstanding shares of the common stock of each of NELICO and GALIC to MetLife, Inc., in the form of a non-cash extraordinary dividend.

   Statutory capital and surplus was as follows at:

                                                    December 31,
                                           ------------------------------
      Company                                   2018           2017
      ------------------------------------ -------------- ---------------
                                                   (In millions)
      Metropolitan Life Insurance Company.  $      11,098  $       10,384

Dividend Restrictions

   Under the New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive unassigned funds (surplus), excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, Metropolitan Life Insurance Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, Metropolitan Life Insurance Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under the New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholder.

   Metropolitan Life Insurance Company paid $3.7 billion and $2.5 billion in dividends to MetLife, Inc. during the years ended December 31, 2018 and 2017, respectively, including amounts where regulatory approval was obtained as required. Under New York State Insurance Law, Metropolitan Life Insurance Company has calculated that it may pay approximately $3.1 billion to MetLife, Inc. without prior insurance regulatory approval during the year ended December 31, 2019.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company was as follows:

                           Unrealized                        Foreign      Defined
                        Investment Gains     Unrealized     Currency      Benefit
                        (Losses), Net of   Gains (Losses)  Translation     Plans
                       Related Offsets (1) on Derivatives   Adjustments  Adjustment       Total
                      -------------------- -------------- ------------- ------------  -------------
                                                      (In millions)
Balance at
 December 31, 2015...     $      3,337      $      1,436    $      (74)  $    (2,014)  $      2,685
OCI before
 reclassifications...              792              (141)          (11)           (4)           636
Deferred income
 tax benefit
 (expense)...........             (286)               49             3            (5)          (239)
                         -------------     -------------   -----------  ------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            3,843             1,344           (82)       (2,023)         3,082
Amounts
 reclassified from
 AOCI................               71               177            --           191            439
Deferred income
 tax benefit
 (expense)...........              (26)              (62)           --           (60)          (148)
                         -------------     -------------   -----------  ------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....               45               115            --           131            291
                         -------------     -------------   -----------  ------------  -------------
Dispositions (2).....             (456)               --            23            30           (403)
Deferred income
 tax benefit
 (expense)...........              160                --            (8)           (3)           149
                         -------------     -------------   -----------  ------------  -------------
 Dispositions, net
   of income tax.....             (296)               --            15            27           (254)
                         -------------     -------------   -----------  ------------  -------------
Balance at
 December 31, 2016...            3,592             1,459           (67)       (1,865)         3,119
OCI before
 reclassifications...            3,977               122            26           (30)         4,095
Deferred income
 tax benefit
 (expense)...........           (1,287)              (43)           (6)           11         (1,325)
                         -------------     -------------   -----------  ------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            6,282             1,538           (47)       (1,884)         5,889
Amounts
 reclassified from
 AOCI................              102              (970)           --           159           (709)
Deferred income
 tax benefit
 (expense)...........              (33)              338            --           (57)           248
                         -------------     -------------   -----------  ------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....               69              (632)           --           102           (461)
                         -------------     -------------   -----------  ------------  -------------
Balance at
 December 31, 2017...            6,351               906           (47)       (1,782)         5,428
OCI before
 reclassifications...           (6,326)              (82)          (20)           67         (6,361)
Deferred income
 tax benefit
 (expense)...........            1,381                19            --           (45)         1,355
                         -------------     -------------   -----------  ------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            1,406               843           (67)       (1,760)           422
Amounts
 reclassified from
 AOCI................                8               428            --            34            470
Deferred income
 tax benefit
 (expense)...........               (2)              (96)           --           (13)          (111)
                         -------------     -------------   -----------  ------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....                6               332            --            21            359
                         -------------     -------------   -----------  ------------  -------------
Cumulative effects
 of changes in
 accounting
 principles..........             (119)               --            --            --           (119)
Deferred income
 tax benefit
 (expense),
 cumulative
 effects of
 changes in
 accounting
 principles..........            1,222               207            (7)         (379)         1,043
                         -------------     -------------   -----------  ------------  -------------
 Cumulative
   effects of
   changes in
   accounting
   principles, net
   of income tax
   (3)...............            1,103               207            (7)         (379)           924
                         -------------     -------------   -----------  ------------  -------------
Transfer to
 affiliate, net of
 tax (4).............               --                --            --         1,857          1,857
                         -------------     -------------   -----------  ------------  -------------
Balance at
 December 31, 2018...     $      2,515      $      1,382    $      (74)  $      (261)  $      3,562
                         =============     =============   ===========  ============  =============

-------------

(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

(2) See Note 3.

(3) See Note 1 for further information on adoption of new accounting pronouncements.

(4) See Note 14.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
AOCI Components                                         Amounts Reclassified from AOCI             Operations Locations
-------------------------------------------------  ---------------------------------------     ------------------------------
                                                           Years Ended December 31,
                                                   ---------------------------------------
                                                       2018           2017          2016
                                                   ------------   -----------   ------------
                                                                (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)..........  $        89    $       12    $        10   Net investment gains (losses)
Net unrealized investment gains (losses)..........           18             3             21   Net investment income
Net unrealized investment gains (losses)..........         (115)         (117)          (102)  Net derivative gains (losses)
                                                   ------------   -----------   ------------
 Net unrealized investment gains (losses), before
   income tax.....................................           (8)         (102)           (71)
Income tax (expense) benefit......................            2            33             26
                                                   ------------   -----------   ------------
 Net unrealized investment gains (losses), net of
   income tax.....................................           (6)          (69)           (45)
                                                   ------------   -----------   ------------
Unrealized gains (losses) on derivatives - cash
 flow hedges:
Interest rate swaps...............................           23            24             57   Net derivative gains (losses)
Interest rate swaps...............................           18            16             12   Net investment income
Interest rate forwards............................           (1)          (11)            (1)  Net derivative gains (losses)
Interest rate forwards............................            2             2              3   Net investment income
Foreign currency swaps............................         (469)          938           (251)  Net derivative gains (losses)
Foreign currency swaps............................           (3)           (1)            (1)  Net investment income
Credit forwards...................................            1             1              3   Net derivative gains (losses)
Credit forwards...................................            1             1              1   Net investment income
                                                   ------------   -----------   ------------
 Gains (losses) on cash flow hedges, before
   income tax.....................................         (428)          970           (177)
Income tax (expense) benefit......................           96          (338)            62
                                                   ------------   -----------   ------------
 Gains (losses) on cash flow hedges, net of
   income tax.....................................         (332)          632           (115)
                                                   ------------   -----------   ------------
Defined benefit plans adjustment: (1)
Amortization of net actuarial gains (losses)......          (35)         (179)          (198)
Amortization of prior service (costs) credit......            1            20              7
                                                   ------------   -----------   ------------
 Amortization of defined benefit plan items,
   before income tax..............................          (34)         (159)          (191)
Income tax (expense) benefit......................           13            57             60
                                                   ------------   -----------   ------------
 Amortization of defined benefit plan items, net
   of income tax..................................          (21)         (102)          (131)
                                                   ------------   -----------   ------------
 Total reclassifications, net of income tax.......  $      (359)   $      461    $      (291)
                                                   ============   ===========   ============

-------------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 14.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


13. Other Revenues and Other Expenses

Other Revenues

   Information on other revenues, which primarily includes fees related to service contracts from customers, was as follows:

                                                              Year Ended
                                                           -----------------
                                                           December 31, 2018
                                                           -----------------
                                                             (In millions)
   Prepaid legal plans....................................    $        286
   Recordkeeping and administrative services (1)..........             220
   Administrative services-only contracts.................             205
   Other revenue from service contracts from customers....              38
                                                             -------------
     Total revenues from service contracts from customers.    $        749
   Other (2)..............................................             837
                                                             -------------
     Total other revenues.................................    $      1,586
                                                             =============

--------

(1)Related to products and businesses no longer actively marketed by the Company.

(2)Other primarily includes reinsurance ceded. See Note 6.

Other Expenses

   Information on other expenses was as follows:

                                                          Years Ended December 31,
                                                          ----------------------
                                                           2018     2017    2016
                                                          ------   ------  ------
                                                               (In millions)
General and administrative expenses...................... $2,458   $2,608  $2,598
Pension, postretirement and postemployment benefit costs.     66      167     251
Premium taxes, other taxes, and licenses & fees..........    366      273     367
Commissions and other variable expenses..................  1,757    1,801   2,366
Capitalization of DAC....................................    (34)     (61)   (332)
Amortization of DAC and VOBA.............................    470      241     441
Interest expense on debt.................................    108      106     112
                                                          ------   ------  ------
  Total other expenses................................... $5,191   $5,135  $5,803
                                                          ======   ======  ======

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Expenses related to Debt

  See Note 11 for additional information on interest expense on debt.

Affiliated Expenses

   Commissions and other variable expenses, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 11 and 18 for a discussion of affiliated expenses included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Other Revenues and Other Expenses (continued)


Restructuring Charges

   In 2016, the Company completed a previous enterprise-wide strategic initiative. These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

                                                                       Year Ended December 31, 2016
                                                                    ---------------------------------
                                                                                Lease and
                                                                                  Asset
                                                                     Severance  Impairment    Total
                                                                    ----------  ---------- ----------
                                                                              (In millions)
Balance at January 1,.............................................. $       17  $       4  $       21
Restructuring charges..............................................         --          1           1
Cash payments......................................................        (17)        (4)        (21)
                                                                    ----------  ---------  ----------
Balance at December 31,............................................ $       --  $       1  $        1
                                                                    ==========  =========  ==========
Total restructuring charges incurred since inception of initiative. $      306  $      47  $      353
                                                                    ==========  =========  ==========

14. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

   Through September 30, 2018, the Company sponsored and administered various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering employees who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as interest credits, determined annually based upon the annual rate of interest on 30-year U.S. Treasury securities, for each account balance. In September 2018, the qualified and nonqualified defined benefit pension plans were amended, effective January 1, 2023, to provide benefits accruals for all active participants under the cash balance formula and to cease future accruals under the traditional formula. The nonqualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated an equitable share of net expense related to the plans, proportionate to other expenses being allocated to these affiliates.

   Through September 30, 2018, the Company also provided certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of MetLife who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees of MetLife hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans. In September 2018, the postretirement medical and life insurance benefit plans were amended, effective January 1, 2023, to discontinue the accrual of the employer subsidy credits for eligible employees.

   As of October 1, 2018, except for the nonqualified defined benefit pension plan, the plan sponsor was changed from the Company to an affiliate (the "Transferred Plans"). The Company transferred the net benefit obligation and plan assets at book value as of September 30, 2018 as an additional paid-in-capital transaction, including the related unrecognized AOCI. The Company remains a participating affiliate of the Transferred Plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


  Obligations and Funded Status

                                                                             December 31,
                                                   ----------------------------------------------------------------
                                                                 2018                             2017
                                                   --------------------------------  ------------------------------
                                                                         Other                           Other
                                                       Pension        Postretirement    Pension       Postretirement
                                                       Benefits (1)     Benefits      Benefits (1)      Benefits
                                                   ---------------- ---------------- -------------  ----------------
                                                                             (In millions)
Change in benefit obligations:
Benefit obligations at January 1,.................   $      10,479    $      1,656    $      9,837    $      1,742
Transfer to affiliate (2).........................          (9,316)         (1,648)             --              --
Service costs.....................................              18              --             169               6
Interest costs....................................              42               1             415              75
Plan participants' contributions..................              --              --              --              33
Plan amendments...................................             (20)             --              --              --
Net actuarial (gains) losses......................             (40)             (2)            618             (96)
Divestitures, settlements and curtailments........              --              15               3               2
Benefits paid.....................................             (83)             (1)           (563)           (106)
Effect of foreign currency translation............              --              (2)             --              --
                                                    --------------   -------------   -------------   -------------
 Benefit obligations at December 31,..............           1,080              19          10,479           1,656
                                                    --------------   -------------   -------------   -------------
Change in plan assets:
Estimated fair value of plan assets at January 1,.           9,371           1,426           8,721           1,379
Transfer to affiliate (2).........................          (9,371)         (1,426)             --              --
Actual return on plan assets......................              --               2             947             124
Divestitures, settlements and curtailments........              --              18              --              --
Plan participants' contributions..................              --              --              --              33
Employer contributions............................              83              --             266              (4)
Benefits paid.....................................             (83)             (1)           (563)           (106)
Foreign exchange impact...........................              --              (1)             --              --
                                                    --------------   -------------   -------------   -------------
 Estimated fair value of plan assets at
   December 31,...................................              --              18           9,371           1,426
                                                    --------------   -------------   -------------   -------------
 Over (under) funded status at December 31,.......   $      (1,080)   $         (1)   $     (1,108)   $       (230)
                                                    ==============   =============   =============   =============
Amounts recognized on the consolidated balance
 sheets:
Other assets......................................   $          --    $          5    $         55    $        160
Other liabilities.................................          (1,080)             (6)         (1,163)           (390)
                                                    --------------   -------------   -------------   -------------
 Net amount recognized............................   $      (1,080)   $         (1)   $     (1,108)   $       (230)
                                                    ==============   =============   =============   =============
AOCI:
Net actuarial (gains) losses......................   $         360    $         (5)   $      2,831    $        (55)
Prior service costs (credit)......................             (22)              1             (10)            (26)
                                                    --------------   -------------   -------------   -------------
 AOCI, before income tax..........................   $         338    $         (4)   $      2,821    $        (81)
                                                    ==============   =============   =============   =============
 Accumulated benefit obligation...................   $       1,040             N/A    $     10,180             N/A
                                                    ==============                   =============

--------

(1) Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.2 billion at December 31, 2018 and 2017, respectively.

(2) Transfer to affiliate represents the Transferred Plans' book value as of September 30, 2018, net of the related 2018 net periodic benefit costs. See "-- Net Periodic Benefit Costs."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


   Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations ("ABO") in excess of plan assets was as follows at:

                                                            December 31,
                                         -----------------------------------------------------------------
                                                2018          2017               2018             2017
                                           ------------    ------------     ------------    ------------
                                         PBO Exceeds Estimated Fair Value ABO Exceeds Estimated Fair Value
                                              of Plan Assets                   of Plan Assets
                                         -------------------------------- --------------------------------
                                                                    (In millions)
Projected benefit obligations........... $      1,080     $      1,163    $      1,080     $      1,163
Accumulated benefit obligations......... $      1,040     $      1,116    $      1,040     $      1,116
Estimated fair value of plan assets..... $         --     $         --    $         --     $         --

  Net Periodic Benefit Costs

      The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                                          Years Ended December 31,
                                           -------------------------------------------------------------------------------------
                                                       2018                         2017                         2016
                                           ---------------------------  ---------------------------  ---------------------------
                                                            Other                        Other                        Other
                                            Pension      Postretirement  Pension      Postretirement  Pension      Postretirement
                                            Benefits       Benefits      Benefits       Benefits      Benefits       Benefits
                                           ----------  ---------------- ----------  ---------------- ----------  ----------------
                                                                               (In millions)
Net periodic benefit costs:
Service costs.............................   $    123      $        4     $    169     $          6    $    203       $     9
Interest costs............................        290              41          415               75         415            82
Settlement and curtailment costs (1)......         --              --            3                2           1            30
Expected return on plan assets............       (394)            (54)        (509)             (72)       (527)          (74)
Amortization of net actuarial (gains)
 losses...................................        142             (26)         189               --         188            10
Amortization of prior service costs
 (credit).................................         (1)            (14)          (1)             (22)         (1)           (6)
Allocated to affiliates...................        (66)             19          (48)               1         (64)           (9)
                                           ----------    ------------   ----------   --------------  ----------     ---------
 Total net periodic benefit costs
   (credit) (2)...........................         94             (30)         218              (10)        215            42
                                           ----------    ------------   ----------   --------------  ----------     ---------
Other changes in plan assets and benefit
 obligations recognized in OCI:
Net actuarial (gains) losses..............        (40)             (4)         181             (148)        176          (121)
Prior service costs (credit)..............        (20)             --           --               --         (11)          (40)
Amortization of net actuarial (gains)
 losses...................................        (35)             --         (189)              --        (188)          (10)
Amortization of prior service (costs)
 credit...................................          1              --            1               22           1             6
Transfer to affiliate (3).................     (2,389)             81           --               --          --            --
Dispositions (4)..........................         --              --           --               --         (32)            2
                                           ----------    ------------   ----------   --------------  ----------     ---------
 Total recognized in OCI..................     (2,483)             77           (7)           (126)         (54)         (163)
                                           ----------    ------------   ----------   --------------  ----------     ---------
 Total recognized in net periodic benefit
   costs and OCI..........................   $ (2,389)     $       47     $    211     $      (136)    $    161       $  (121)
                                           ==========    ============   ==========   ==============  ==========     =========

--------

(1) The Company recognized curtailment charges in 2016 on certain postretirement benefit plans in connection with the U.S. Retail Advisor Force Divestiture. See Note 18.

(2) Includes costs (credit) related to Transferred Plans of $65 million and ($49) million for pension benefits and other postretirement benefits, respectively, for the year ended December 31, 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


(3) Transfer to affiliate represents the Transferred Plans' book value as of September 30, 2018, net of the related 2018 other changes in plan assets and benefit obligations recognized in OCI.

(4) See Note 3.

     The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans that will be amortized from AOCI into net periodic benefit costs over the next year are $25 million and ($3) million, respectively.

  Assumptions

     Assumptions used in determining benefit obligations were as follows:

                                   Pension Benefits   Other Postretirement Benefits
                               -------------------- -------------------------------
December 31, 2018
Weighted average discount rate        4.35%                      3.75%
Rate of compensation increase.   2.25%  -  8.50%                  N/A
December 31, 2017
Weighted average discount rate        3.65%                      3.70%
Rate of compensation increase.   2.25%  -  8.50%                  N/A

     Assumptions used in determining net periodic benefit costs for the U.S. plans were as follows:

                                   Pension Benefits   Other Postretirement Benefits
                               -------------------- -------------------------------
Year Ended December 31, 2018
Weighted average discount rate        3.65%                      3.70%
Weighted average expected
 rate of return on plan assets        5.75%                      5.11%
Rate of compensation increase.   2.25%  -  8.50%                  N/A
Year Ended December 31, 2017
Weighted average discount rate        4.30%                      4.45%
Weighted average expected
 rate of return on plan assets        6.00%                      5.36%
Rate of compensation increase.   2.25%  -  8.50%                  N/A
Year Ended December 31, 2016
Weighted average discount rate        4.13%                      4.37%
Weighted average expected
 rate of return on plan assets        6.00%                      5.53%
Rate of compensation increase.   2.25%  -  8.50%                  N/A

     The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

     The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected rate of return on plan assets for use in the plan valuation in 2019 is currently anticipated to be 4.00% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                   December 31,
                                                   ---------------------------------------------
                                                            2018                   2017
                                                   ---------------------- ----------------------
                                                      Before   Age 65 and    Before   Age 65 and
                                                    Age 65      older      Age 65      older
                                                   --------- ------------ --------- ------------
Following year....................................   6.6%        6.6%       5.6%        6.6%
Ultimate rate to which cost increase is assumed
 to decline.......................................   4.0%        4.0%       4.0%        4.3%
Year in which the ultimate trend rate is reached..   2040        2040       2086        2098

     Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2018:

                                                            One Percent   One Percent
                                                            Increase      Decrease
                                                          ------------- -------------
                                                                 (In millions)
Effect on total of service and interest costs components.  $        --   $        --
Effect of accumulated postretirement benefit obligations.  $         1   $       (1)

  Plan Assets

     Through September 30, 2018, the Company provided MetLife employees with benefits under various Employee Retirement Income Security Act of
  1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity securities AFS, equity securities, derivatives, real estate, private equity investments and hedge fund investments.

     The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of the Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and recommend asset allocations.

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

     As part of the plan sponsor changes, the plan assets associated with the table below were transferred to an affiliate as of October 1, 2018. The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by major asset class at December 31, 2017 for the Invested Plans:

                                                                Other Postretirement
                                             Pension Benefits      Benefits (1)
                                         -------------------- ----------------------
                                                Actual                Actual
                                              Allocation            Allocation
                                         -------------------- ----------------------
Asset Class
Fixed maturity securities AFS...........               82%                   84%
Equity securities (2)...................               10%                   15%
Alternative securities (3)..............                8%                    1%
                                            --------------        --------------
   Total assets.........................              100%                  100%
                                            ==============        ==============

-------------

(1) Other postretirement benefits do not reflect postretirement life insurance plan assets invested in fixed maturity securities AFS.

(2) Equity securities percentage includes derivative assets.

(3) Alternative securities primarily include hedge, private equity and real estate funds.

  Estimated Fair Value

     The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 10, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     At December 31, 2018, other postretirement plan assets measured at estimated fair value on a recurring basis were $18 million and were classified as short-term investments Level 2. At December 31, 2017, the pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                     December 31, 2017
                                    -----------------------------------------------------------------------------------
                                                Pension Benefits                    Other Postretirement Benefits
                                    ----------------------------------------- -----------------------------------------
                                        Fair Value Hierarchy                            Fair Value Hierarchy
                                    -----------------------------             -----------------------------------------
                                                                     Total                                     Total
                                                                   Estimated                                 Estimated
                                      Level 1   Level 2   Level 3  Fair Value   Level 1   Level 2   Level 3  Fair Value
                                    --------- --------- --------- ----------- --------- --------- --------- -----------
                                                                       (In millions)
Assets
Fixed maturity securities AFS:
Corporate..........................  $    --   $  3,726   $    1    $  3,727    $   20    $  362     $--      $    382
U.S. government bonds..............    1,256        528       --       1,784       269         6      --           275
Foreign bonds......................       --        937       --         937        --        94      --            94
Federal agencies...................       35        134       --         169        --        17      --            17
Municipals.........................       --        335       --         335        --        28      --            28
Short-term investments.............      135        192       --         327         8       391      --           399
Other (1)..........................        7        383        9         399        --        68      --            68
                                    --------  ---------  -------   ---------   -------   -------    ----     ---------
  Total fixed maturity securities
   AFS.............................    1,433      6,235       10       7,678       297       966      --         1,263
                                    --------  ---------  -------   ---------   -------   -------    ----     ---------
Equity securities..................      797         91        3         891       153        --      --           153
Other investments..................       --        144      622         766        --         9      --             9
Derivative assets..................       33          2        1          36         1        --      --             1
                                    --------  ---------  -------   ---------   -------   -------    ----     ---------
  Total assets.....................  $ 2,263   $  6,472   $  636    $  9,371    $  451    $  975     $--      $  1,426
                                    ========  =========  =======   =========   =======   =======    ====     =========

-------------

(1) Other primarily includes money market securities, mortgage-backed securities, collateralized mortgage obligations and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  ----------------------------------------------------------------------
                                                                       Pension Benefits
                                                  ----------------------------------------------------------------------
                                                  Fixed Maturity Securities
                                                          AFS:
                                                  --------------------------
                                                                                Equity          Other        Derivative
                                                   Corporate     Other (1)     Securities     Investments     Assets
                                                  ----------    ----------    -----------    ------------   -----------
                                                                        (In millions)
Balance, January 1, 2017.........................   $    --       $    9         $   --        $    634       $    64
Realized gains (losses)..........................       (10)          --              2              --           (22)
Unrealized gains (losses)........................        10           --             --             (12)            6
Purchases, sales, issuances and settlements, net.        --            7             (4)             --           (47)
Transfers into and/or out of Level 3.............         1           (7)             5              --            --
                                                  ----------    ----------    -----------    ------------   -----------
Balance, December 31, 2017.......................   $     1       $    9         $    3        $    622       $     1
Realized gains (losses)..........................        --           --             --              --            --
Unrealized gains (losses)........................        --           --             --              --            --
Purchases, sales, issuances and settlements, net.        --           --             --              --            --
Transfers into and/or out of Level 3.............        --           --             --              --            --
Transfer to affiliate............................        (1)          (9)            (3)           (622)           (1)
                                                  ----------    ----------    -----------    ------------   -----------
Balance, December 31, 2018.......................   $    --       $   --         $   --        $     --       $    --
                                                  ==========    ==========    ===========    ============   ===========

--------

(1) Other includes ABS and collateralized mortgage obligations.

     For the years ended December 31, 2018 and 2017, there were no other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs.

  Expected Future Contributions and Benefit Payments

     Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provisions of the plans, and therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2019.

     Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets.

     Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                               Pension Benefits   Other Postretirement Benefits
                           -------------------- -------------------------------
                                              (In millions)
 2019.....................       $           69                    $          1
 2020.....................       $           73                    $          1
 2021.....................       $           64                    $          1
 2022.....................       $           68                    $          1
 2023.....................       $           73                    $          1
 2024-2028................       $          381                    $          6

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


  Additional Information

     As previously discussed, most of the assets of the pension benefit plans are held in a group annuity contract issued by the Company while some of the assets of the postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the Company to hold such assets. Total revenues from these contracts recognized on the consolidated statements of operations were $56 million, $56 million and $57 million for the years ended December 31, 2018, 2017 and 2016, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited (debited) to the account balances was ($448) million, $1.1 billion and $660 million for the years ended
  December 31, 2018, 2017 and 2016, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

     Through September 30, 2018, the Company sponsored defined contribution plans for substantially all MetLife employees under which a portion of employee contributions are matched. As of October 1, 2018, the plan's sponsor for the defined contribution plans was moved from the Company to an affiliate. The Company contributed $42 million, $65 million and $73 million for the years ended December 31, 2018, 2017 and 2016, respectively.

15. Income Tax

   The provision for income tax was as follows:

                                                  Years Ended December 31,
                                                  -----------------------
                                                    2018     2017    2016
                                                  ------  -------  ------
                                                       (In millions)
     Current:
     U.S. federal................................  $ 217  $ 1,511   $ 675
     U.S. state and local........................      9        4       5
     Non-U.S.....................................     91       14      40
                                                  ------  -------  ------
      Subtotal...................................    317    1,529     720
                                                  ------  -------  ------
     Deferred:
     U.S. federal................................    (88)  (2,099)   (539)
     Non-U.S.....................................    (56)       9      18
                                                  ------  -------  ------
      Subtotal...................................   (144)  (2,090)   (521)
                                                  ------  -------  ------
      Provision for income tax expense (benefit).  $ 173  $  (561)  $ 199
                                                  ======  =======  ======

  The Company's income (loss) before income tax expense (benefit) was as follows:

                                    Years Ended December 31,
                                   -------------------------
                                    2018     2017      2016
                                   ------- --------  -------
                                         (In millions)
                   Income (loss):
                   U.S............  $1,202  $ 4,045   $2,379
                   Non-U.S........   3,107   (1,079)    (438)
                                   ------- --------  -------
                    Total.........  $4,309  $ 2,966   $1,941
                                   ======= ========  =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  The reconciliation of the income tax provision at the U.S. statutory rate (21% in 2018; 35% in 2017 and 2016) to the provision for income tax as reported was as follows:

                                                  Years Ended December 31,
                                                  ------------------------
                                                   2018     2017     2016
                                                  ------  --------  ------
                                                        (In millions)
     Tax provision at U.S. statutory rate........  $ 905   $ 1,039   $ 679
     Tax effect of:
     Dividend received deduction.................    (34)      (65)    (79)
     Tax-exempt income...........................    (13)      (49)    (38)
     Prior year tax (1)..........................   (175)      (29)    (33)
     Low income housing tax credits..............   (284)     (278)   (270)
     Other tax credits...........................    (77)     (101)    (98)
     Foreign tax rate differential...............     (8)       --       1
     Change in valuation allowance...............      1        --      (1)
     U.S. Tax Reform impact (2) (3)..............   (139)   (1,089)     --
     Other, net..................................     (3)       11      38
                                                  ------  --------  ------
      Provision for income tax expense (benefit).  $ 173   $  (561)  $ 199
                                                  ======  ========  ======

--------

(1) As discussed further below, for the year ended December 31, 2018, prior year tax includes a $168 million non-cash benefit related to an uncertain tax position.

(2) For the year ended December 31, 2018, U.S. Tax Reform impact includes a $139 million tax benefit related to the adjustment of deferred taxes due to the U.S. tax rate change. This excludes $12 million of tax provision at the U.S. statutory rate for a total tax reform benefit of $151 million.

(3) For the year ended December 31, 2017, U.S. Tax Reform impact of ($1.1) billion excludes ($23) million of tax provision at the U.S. statutory rate for a total tax reform benefit of ($1.1) billion.

  On December 22, 2017, President Trump signed into law U.S. Tax Reform. U.S. Tax Reform includes numerous changes in tax law, including a permanent reduction in the U.S. federal corporate income tax rate from 35% to 21%, which took effect for taxable years beginning on or after January 1, 2018. U.S. Tax Reform moves the United States from a worldwide tax system to a participation exemption system by providing corporations a 100% dividends received deduction for dividends distributed by a controlled foreign corporation. To transition to that new system, U.S. Tax Reform imposed a one-time deemed repatriation tax on unremitted earnings and profits at a rate of 8.0% for illiquid assets and 15.5% for cash and cash equivalents.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The incremental financial statement impact related to U.S. Tax Reform was as follows:

                                                                              Years Ended December 31,
                                                                             -------------------------
                                                                                2018          2017
                                                                             ----------  -------------
                                                                                   (In millions)
Income (loss) before provision for income tax...............................  $     (58)  $        (66)
Provision for income tax expense (benefit):
Deferred tax revaluation....................................................       (151)        (1,112)
                                                                             ----------  -------------
 Total provision for income tax expense (benefit)...........................       (151)        (1,112)
                                                                             ----------  -------------
Income (loss), net of income tax............................................         93          1,046
Income tax (expense) benefit related to items of other comprehensive income
  (loss)....................................................................         --            133
                                                                             ----------  -------------
Increase to net equity from U.S. Tax Reform.................................  $      93   $      1,179
                                                                             ==========  =============

  In accordance with SAB 118 issued by the U.S. Securities and Exchange Commission ("SEC") in December 2017, the Company recorded provisional amounts for certain items for which the income tax accounting is not complete. For these items, the Company recorded a reasonable estimate of the tax effects of U.S. Tax Reform. The estimates were reported as provisional amounts during the measurement period, which did not exceed one year from the date of enactment of U.S. Tax Reform. The Company reflected adjustments to its provisional amounts upon obtaining, preparing, or analyzing additional information about facts and circumstances that existed as of the enactment date that, if known, would have affected the income tax effects initially reported as provisional amounts.

   As of December 31, 2017, the following items were considered provisional estimates due to complexities and ambiguities in U.S. Tax Reform which resulted in incomplete accounting for the tax effects of these provisions. Further guidance, either legislative or interpretive, and analysis were completed during the measurement period. As a result, the following updates were made to complete the accounting for these items as of December 31, 2018:

   . Deemed Repatriation Transition Tax - The Company recorded a $1 million charge for this item for the year ended December 31, 2017. For the year ended December 31, 2018, the Company did not record an additional tax charge.

   . Global Intangible Low-Tax Income ("GILTI") - U.S. Tax Reform imposes a minimum tax on GILTI, which is generally the excess income of foreign subsidiaries over a 10% rate of routine return on tangible business assets. For the year ended December 31, 2017, the Company did not record a tax charge for this item. In 2018, the Company established an accounting policy in which it treats taxes due on GILTI as a current-period expense when incurred. For the year ended December 31, 2018, the Company did not record a tax charge.

   . Compensation and Fringe Benefits - U.S. Tax Reform limits certain employer deductions for fringe benefit and related expenses and also repeals the exception allowing the deduction of certain performance-based compensation paid to certain senior executives. The Company recorded an $8 million tax charge, included within the deferred tax revaluation as of December 31, 2017. The Company determined that no additional adjustment was required for the year ended December 31, 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   . Alternative Minimum Tax Credits - U.S. Tax Reform eliminates the corporate alternative minimum tax and allows for minimum tax credit carryforwards to be used to offset future regular tax or to be refunded 50% each tax year beginning in 2018, with any remaining balance fully refunded in 2021. However, pursuant to the requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended, refund payments issued for corporations claiming refundable prior year alternative minimum tax credits are subject to a sequestration rate of 6.2%. The application of this fee to refunds in future years is subject to further guidance. Additionally, the sequestration reduction rate in effect at the time is subject to uncertainty. For the year ended December 31, 2017, the Company recorded a $7 million tax charge included within the deferred tax revaluation. For the year ended December 31, 2018, the Company determined that no additional adjustment was required. In early 2019, the Internal Revenue Service ("IRS") issued guidance indicating that for years beginning after December 31, 2017, refund payments and credit elect and refund offset transactions due to refundable minimum tax credits will not be subject to sequestration. The Company will incorporate the impacts of this IRS announcement in 2019.

   . Tax Credit Partnerships - The reduction in the federal corporate income tax rate due to U.S. Tax Reform required adjustments for multiple investment portfolios, including tax credit partnerships and tax-advantaged leveraged leases. Certain tax credit partnership investments derive returns in part from income tax credits. The Company recognizes changes in tax attributes at the partnership level when reported by the investee in its financial information. The Company did not receive the necessary investee financial information to determine the impact of U.S. Tax Reform on the tax attributes of its tax credit partnership investments until the third quarter of 2018. Accordingly, prior to the third quarter of 2018, the Company applied prior law to these equity method investments in accordance with SAB 118. For the year ended December 31, 2018, after receiving additional investee information, a reduction in tax credit partnerships' equity method income of $46 million, net of income tax, was included in net investment income. The tax-advantaged leveraged lease portfolio is valued on an after-tax yield-basis. In 2018, the Company received third party data that was used to complete a comprehensive review of its portfolio to determine the full and complete impact of U.S. Tax Reform on these investments. As a result of this review, a tax benefit of $126 million was recorded for the year ended December 31, 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        December 31,
                                                       --------------
                                                        2018    2017
                                                       ------ -------
                                                        (In millions)
         Deferred income tax assets:
         Policyholder liabilities and receivables..... $1,491 $ 1,361
         Net operating loss carryforwards.............     22      23
         Employee benefits............................    518     595
         Tax credit carryforwards.....................  1,038   1,127
         Litigation-related and government mandated...    131     117
         Other........................................     --     437
                                                       ------ -------
           Total gross deferred income tax assets.....  3,200   3,660
         Less: Valuation allowance....................     21      20
                                                       ------ -------
           Total net deferred income tax assets.......  3,179   3,640
                                                       ------ -------
         Deferred income tax liabilities:
         Investments, including derivatives...........  1,516   1,989
         Intangibles..................................     32      32
         DAC..........................................    558     673
         Net unrealized investment gains..............    987   2,313
         Other........................................     43       2
                                                       ------ -------
           Total deferred income tax liabilities......  3,136   5,009
                                                       ------ -------
           Net deferred income tax asset (liability).. $   43 $(1,369)
                                                       ====== =======

  The Company also has recorded a valuation allowance charge of $1 million related to certain U.S. state net operating loss carryforwards for the year ended December 31, 2018. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain U.S. state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

  U.S. state net operating loss carryforwards of $140 million at December 31, 2018 will expire beginning in 2034.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  The following table sets forth the general business credits and other credit carryforwards for tax return purposes at December 31, 2018.

                                  Tax Credit Carryforwards
                                -----------------------------
                                General Business
                                    Credits         Other
                                ---------------- ------------
                                        (In millions)
                   Expiration:
                   2019-2023...     $         --  $        --
                   2024-2028...               --           --
                   2029-2033...              200           --
                   2034-2038...            1,139           --
                   Indefinite..               --           90
                                   ------------- ------------
                                    $      1,339  $        90
                                   ============= ============

  The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $27 million and $203 million for the years ended December 31, 2018 and 2017, respectively.

  The Company files income tax returns with the U.S. federal government and various U.S. state and local jurisdictions, as well as non-U.S. jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for refund claims filed in 2017 with the IRS for 2000 through 2002 to recover tax and interest predominantly related to the disallowance of certain foreign tax credits for which the Company received a statutory notice of deficiency in 2015 and paid the tax thereon. The disallowed foreign tax credits relate to certain non-U.S. investments held by Metropolitan Life Insurance Company in support of its life insurance business through a United Kingdom investment subsidiary that was structured as a joint venture until early 2009.

  For tax years 2003 through 2006, the Company entered into binding agreements with the IRS under which all remaining issues, including the foreign tax credit matter noted above, for these years were resolved. Accordingly, in the fourth quarter of 2018, the Company recorded a non-cash benefit to net income of $349 million, net of tax, comprised of a $168 million tax benefit recorded in provision for income tax expense (benefit) and a $229 million interest benefit ($181 million, net of tax) included in other expenses. For tax years 2000 through 2002 (which are closed to IRS examination except for the refund claim described above) and 2007 through 2009 (which are the subject of the current IRS examination), the Company has established adequate reserves for tax liabilities. The Company continues to pursue final resolution of disallowed foreign tax credits, as well as related issues, for the open tax years in a manner consistent with the final resolution of such issues for 2003 through 2006. Although the final timing and details of any such resolution remain uncertain, and could be affected by many factors, closure with the IRS for tax years 2000 through 2002, and 2007 through 2009, may occur in 2019.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. For example, federal tax legislation and regulation could impact unrecognized tax benefits. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                               Years Ended December 31,
                                                                               ----------------------
                                                                                2018     2017    2016
                                                                               ------   -----  -------
                                                                                    (In millions)
Balance at January 1,.........................................................  $ 890    $931   $1,075
Additions for tax positions of prior years....................................      3      --        7
Reductions for tax positions of prior years (1)...............................   (169)    (38)    (109)
Additions for tax positions of current year...................................      3       4        6
Reductions for tax positions of current year..................................     --      (1)      --
Settlements with tax authorities (2)..........................................   (285)     (6)     (48)
                                                                               ------   -----  -------
Balance at December 31,.......................................................  $ 442    $890   $  931
                                                                               ======   =====  =======
Unrecognized tax benefits that, if recognized would impact the effective rate.  $ 442    $890   $  931
                                                                               ======   =====  =======

--------

(1) The decrease in 2018 is primarily related to the non-cash benefit from the tax audit settlement discussed above.

(2) The decrease in 2018 is primarily related to the tax audit settlement, of which $284 million was reclassified to the current income tax payable account.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                      Years Ended December 31,
                                                                      -----------------------
                                                                       2018     2017   2016
                                                                      ------    ----   ----
                                                                        (In millions)
Interest expense (benefit) recognized on the consolidated statements
  of operations (1).................................................. $(457)    $ 47   $(33)

                                                                                December 31,
                                                                                -------------
                                                                                2018   2017
                                                                                ----   ----
                                                                                (In millions)
Interest included in other liabilities on the consolidated balance
  sheets.............................................................           $196   $653

--------

(1) The decrease in 2018 is primarily related to the tax audit settlement, of which $184 million was recorded in other expenses and $273 million was reclassified to the current income tax payable account.

   The Company had no penalties for the years ended December 31, 2018, 2017 and 2016.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


16. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a large number of litigation matters. Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed below and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, mortgage lending bank, employer, investor, investment advisor, broker-dealer, and taxpayer.

     The Company also receives and responds to subpoenas or other inquiries seeking a broad range of information from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority, as well as from local and national regulators and government authorities in jurisdictions outside the United States where the Company conducts business. The issues involved in information requests and regulatory matters vary widely, but can include inquiries or investigations concerning the Company's compliance with applicable insurance and other laws and regulations. The Company cooperates in these inquiries.

     In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2018. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position. Given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Matters as to Which an Estimate Can Be Made

     For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For matters where a loss is believed to be reasonably possible, but not probable, the Company has not made an accrual. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $425 million.

  Matters as to Which an Estimate Cannot Be Made

     For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Asbestos-Related Claims

      Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

      Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that:
   (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

      The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                          December 31,
                                             --------------------------------------
                                                 2018         2017         2016
                                             ------------ ------------ ------------
                                             (In millions, except number of claims)
Asbestos personal injury claims at year end.       62,522       62,930       67,223
Number of new claims during the year........        3,359        3,514        4,146
Settlement payments during the year (1)..... $       51.4 $       48.6 $       50.2

-------------

(1) Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses.

      The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


      The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

      The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

      The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
   (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

      Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its recorded liability for asbestos-related claims to $502 million at December 31, 2018.

   In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County, Florida

      In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. In September 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party agreed to be responsible for certain environmental testing at the Chemform Site. The EPA may seek additional costs if the environmental testing identifies issues. The EPA and Metropolitan Life Insurance Company have reached a settlement in principle on the EPA's claim for past costs. The Company estimates that the aggregate cost to resolve this matter, including the settlement for claims of past costs and the costs of environmental testing, will not exceed $300 thousand.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Sun Life Assurance Company of Canada Indemnity Claim

      In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company that were subsequently transferred to Sun Life. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto alleging sales practices claims regarding the policies sold by Metropolitan Life Insurance Company and transferred to Sun Life (the "Ontario Litigation"). On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that another purported class action lawsuit was filed against Sun Life in Vancouver, BC alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. In September 2018, the Court of Appeal for Ontario affirmed the lower court's decision to not certify the sales practices claims in the Ontario Litigation. These sales practices cases against Sun Life are ongoing, and the Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

   Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17, 2014)

      Plaintiff filed this class action lawsuit on behalf of persons for whom Metropolitan Life Insurance Company established a Total Control Account ("TCA") to pay death benefits under an ERISA plan. The action alleges that Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits under some group life insurance policies violates Metropolitan Life Insurance Company's fiduciary duties under ERISA. As damages, plaintiff seeks disgorgement of profits that Metropolitan Life Insurance Company realized on accounts owned by members of the class. In addition, plaintiff, on behalf of a subgroup of the class, seeks interest under Georgia's delayed settlement interest statute, alleging that the use of the TCA as the settlement option did not constitute payment. On
   September 27, 2016, the court denied Metropolitan Life Insurance Company's summary judgment motion in full and granted plaintiff's partial summary judgment motion. On September 29, 2017, the court certified a nationwide class. The court also certified a Georgia subclass. The Company intends to defend this action vigorously.

   Voshall v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Los Angeles, April 8, 2015)

      Plaintiff filed this putative class action lawsuit on behalf of himself and all persons covered under a long-term group disability income insurance policy issued by Metropolitan Life Insurance Company to public entities in California between April 8, 2011 and April 8, 2015. Plaintiff alleges that Metropolitan Life Insurance Company improperly reduced benefits by including cost of living adjustments and employee paid contributions in the employer retirement benefits and other income that reduces the benefit payable under such policies. Plaintiff asserts causes of action for declaratory relief, violation of the California Business & Professions Code, breach of contract and breach of the implied covenant of good faith and fair dealing. The parties reached a settlement, which the court approved on January 3, 2019.

   Martin v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Contra Costa, filed December 17, 2015)

     Plaintiffs filed this putative class action lawsuit on behalf of themselves and all California persons who have been charged compound interest by Metropolitan Life Insurance Company in life insurance policy and/or premium loan balances within the last four years. Plaintiffs allege that Metropolitan Life Insurance Company has engaged in a pattern and practice of charging compound interest on life insurance policy and premium loans without the borrower authorizing such compounding, and that this constitutes an unlawful business practice under California law. Plaintiffs assert causes of action for declaratory relief, violation of California's Unfair Competition Law and Usury Law, and unjust enrichment. Plaintiffs seek declaratory and injunctive relief, restitution of interest, and damages in an unspecified amount. On April 12, 2016, the court granted Metropolitan Life Insurance Company's motion to dismiss. Plaintiffs appealed this ruling to the United States Court of Appeals for the Ninth Circuit. The Company intends to defend this action vigorously.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Newman v. Metropolitan Life Insurance Company (N.D. Ill., filed March 23,
   2016)

      Plaintiff filed this putative class action alleging causes of action for breach of contract, fraud, and violations of the Illinois Consumer Fraud and Deceptive Business Practices Act, on behalf of herself and all persons over age 65 who selected a Reduced Pay at Age 65 payment feature on their long-term care insurance policies and whose premium rates were increased after age 65. Plaintiff seeks unspecified compensatory, statutory and punitive damages, as well as recessionary and injunctive relief. On
   April 12, 2017, the court granted Metropolitan Life Insurance Company's motion to dismiss the action. Plaintiff appealed this ruling and the United States Court of Appeals for the Seventh Circuit reversed and remanded the case to the district court for further proceedings. The Company intends to defend this action vigorously.

   Julian & McKinney v. Metropolitan Life Insurance Company (S.D.N.Y., filed February 9, 2017)

      Plaintiffs filed this putative class and collective action on behalf of themselves and all current and former long-term disability ("LTD") claims specialists between February 2011 and the present for alleged wage and hour violations under the Fair Labor Standards Act, the New York Labor Law, and the Connecticut Minimum Wage Act. The suit alleges that Metropolitan Life Insurance Company improperly reclassified the plaintiffs and similarly situated LTD claims specialists from non-exempt to exempt from overtime pay in November 2013. As a result, they and members of the putative class were no longer eligible for overtime pay even though they allege they continued to work more than 40 hours per week. Plaintiffs seek unspecified compensatory and punitive damages, as well as other relief. On March 22, 2018, the Court conditionally certified the case as a collective action, requiring that notice be mailed to LTD claims specialists who worked for the Company from February 8, 2014 to the present. The Company intends to defend this action vigorously.

   Total Asset Recovery Services, LLC. v. MetLife, Inc., et al. (Supreme Court of the State of New York, County of New York, filed December 27, 2017)

      Total Asset Recovery Services ("The Relator") brought an action under the qui tam provision of the New York False Claims Act (the "Act") on behalf of itself and the State of New York. The Relator originally filed this action under seal in 2010, and the complaint was unsealed on December 19, 2017. The Relator alleges that MetLife, Inc., Metropolitan Life Insurance Company and several other insurance companies violated the Act by filing false unclaimed property reports with the State of New York from 1986 to 2017, to avoid having to escheat the proceeds of more than 25,000 life insurance policies, including policies for which the defendants escheated funds as part of their demutualizations in the late 1990s. The Relator seeks treble damages and other relief. The defendants intend to defend this action vigorously.

   Miller, et al. v. Metropolitan Life Insurance Company (S.D.N.Y., filed January 4, 2019)

      Plaintiff filed a second amended complaint in this putative class action, purporting to assert claims on behalf of all persons who replaced their MetLife Optional Term Life or Group Universal Life policy with a Group Variable Universal Life policy wherein Metropolitan Life Insurance Company allegedly charged smoker rates for certain non-smokers. Plaintiff seeks unspecified compensatory and punitive damages, as well as other relief. The Company intends to defend this action vigorously.

   Regulatory and Litigation Matters Related to Group Annuity Benefits

      In 2018, the Company announced that it identified a material weakness in its internal control over financial reporting related to the practices and procedures for estimating reserves for certain group annuity benefits. The Company is exposed to lawsuits and regulatory investigations, and could be exposed to additional legal actions relating to these issues. These may result in payments, including damages, fines, penalties, interest and other amounts assessed or awarded by courts or regulatory authorities under applicable escheat, tax, securities, ERISA, or other laws or regulations. The Company could incur significant costs in connection with these actions.

   Regulatory Matters

      The NYDFS examined these issues and other unrelated issues as part of its quinquennial exam and entered into a consent order with Metropolitan Life Insurance Company on January 28, 2019. Several additional regulators have made similar inquiries and it is possible that other jurisdictions may pursue similar investigations or inquiries.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Litigation Matters

     Roycroft v. MetLife, Inc., et al. (S.D.N.Y., filed June 18, 2018)

        Plaintiff filed this putative class action on behalf of all persons due benefits under group annuity contracts but who did not receive the entire amount to which they were entitled. Plaintiff asserts claims for unjust enrichment, accounting, and restitution based on allegations that Metropolitan Life Insurance Company and MetLife, Inc. failed to timely pay annuity benefits to certain group annuitants. Plaintiff seeks declaratory and injunctive relief, as well as unspecified compensatory and punitive damages, and other relief. The court dismissed this matter as to all defendants on January 15, 2019.

  Insolvency Assessments

     Many jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers or those that may become impaired, insolvent or fail. These associations levy assessments, up to prescribed limits, on all member insurers in a particular jurisdiction on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. In addition, certain jurisdictions have government owned or controlled organizations providing life, health and property and casualty insurance to their citizens, whose activities could place additional stress on the adequacy of guaranty fund assessments. Many of these organizations have the power to levy assessments similar to those of the guaranty associations. Some jurisdictions permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                        December 31,
                                                  -------------------------
                                                      2018         2017
                                                  ------------ ------------
                                                        (In millions)
    Other Assets:
    Premium tax offset for future discounted and
     undiscounted assessments....................  $        42  $        51
    Premium tax offset currently available for
     paid assessments............................           43           49
                                                  ------------ ------------
     Total.......................................  $        85  $       100
                                                  ============ ============
    Other Liabilities:
    Insolvency assessments.......................  $        57  $        66
                                                  ============ ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

  Leases

     The Company, as lessee, has entered into various lease and sublease agreements for office space and equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                      ---------------
                                       (In millions)
                          2019.......  $          125
                          2020.......             137
                          2021.......             136
                          2022.......             134
                          2023.......             122
                          Thereafter.             567
                                      ---------------
                            Total....  $        1,221
                                      ===============

     Operating lease expense was $116 million, $187 million, and $204 million for the years ended December 31, 2018, 2017 and 2016, respectively. Effective January 1, 2018, the Company assigned certain leases to an affiliate. The Company, as assignor, remains liable under the leases to the extent that the affiliate, as assignee, cannot meet any obligations. Total minimum rental payments to be received in the future under non-cancelable subleases were $628 million as of December 31, 2018. Non-cancelable sublease income was $66 million, $40 million and $17 million for the years ended December 31, 2018, 2017 and 2016, respectively.

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.6 billion and $3.3 billion at December 31, 2018 and 2017, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $4.6 billion and $3.9 billion at December 31, 2018 and 2017, respectively.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $442 million, with a cumulative maximum of $827 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   The Company's recorded liabilities were $5 million and $4 million at December 31, 2018 and 2017, respectively, for indemnities, guarantees and commitments.

17. Quarterly Results of Operations (Unaudited)

   The unaudited quarterly results of operations for 2018 and 2017 are summarized in the table below:

                                                                                     Three Months Ended
                                                                       ---------------------------------------------
                                                                       March 31, June 30,  September 30, December 31,
                                                                       --------- --------- ------------- ------------
                                                                                       (In millions)
2018
Total revenues........................................................ $  8,446  $  14,809   $  9,751      $  9,155
Total expenses........................................................ $  7,711  $  13,709   $  8,847      $  7,585
Net income (loss)..................................................... $    672  $   1,007   $    816      $  1,641
Less: Net income (loss) attributable to noncontrolling interests...... $      3  $       5   $      2      $     (4)
Net income (loss) attributable to Metropolitan Life Insurance Company. $    669  $   1,002   $    814      $  1,645
2017
Total revenues........................................................ $  8,645  $   9,342   $ 10,286      $  8,952
Total expenses........................................................ $  7,978  $   8,534   $  9,411      $  8,336
Net income (loss)..................................................... $    547  $     644   $    708      $  1,628
Less: Net income (loss) attributable to noncontrolling interests...... $      1  $       2   $      5      $     (6)
Net income (loss) attributable to Metropolitan Life Insurance Company. $    546  $     642   $    703      $  1,634

18. Related Party Transactions

Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.1 billion, $2.2 billion and $2.1 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Total revenues received from affiliates related to these agreements were $135 million, $234 million and $251 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.1 billion, $1.4 billion and $1.5 billion for the years ended December 31, 2018, 2017 and 2016, respectively, and were reimbursed to the Company by these affiliates.

   In 2018, the Company and the MetLife enterprise updated its shared facilities and services structure to more efficiently share enterprise assets and services. Effective as of October 1, 2018, the Company entered into new service agreements with its affiliates, which replaced existing agreements. Under the new agreements, the Company will no longer be the primary provider of services to affiliates and will receive further services from affiliates to conduct its activities.

   The Company had net payables to affiliates, related to the items discussed above, of $181 million and $205 million at December 31, 2018 and 2017, respectively.

   See Notes 1, 6, 8, 11, 12 and 14 for additional information on related party transactions. Also, see Note 6 for information related to the separation of Brighthouse.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

18. Related Party Transactions (continued)


Sales Distribution Services

   In July 2016, MetLife, Inc. completed the U.S. Retail Advisor Force Divestiture. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2018

                                 (In millions)

                                                                         Estimated      Amount at
                                                     Cost or             Fair           Which Shown on
                                                  Amortized Cost (1)     Value        Balance Sheet
Types of Investments                          ---------------------- ------------- --------------------
Fixed maturity securities AFS:
Bonds:
U.S. government and agency................... $               28,139      $ 30,161 $             30,161
Public utilities.............................                  6,822         7,149                7,149
Municipals...................................                  6,070         6,947                6,947
Foreign government...........................                  4,191         4,492                4,492
All other corporate bonds....................                 72,886        72,766               72,766
                                              ---------------------- ------------- --------------------
  Total bonds................................                118,108       121,515              121,515
Mortgage-backed and asset-backed securities..                 36,256        36,708               36,708
Redeemable preferred stock...................                    811           850                  850
                                              ---------------------- ------------- --------------------
  Total fixed maturity securities AFS........                155,175       159,073              159,073
                                              ---------------------- ------------- --------------------
Equity securities:
Common stock:
  Industrial, miscellaneous and all other....                    360           368                  368
  Public utilities...........................                     83            74                   74
Non-redeemable preferred stock...............                    352           331                  331
                                              ---------------------- ------------- --------------------
  Total equity securities....................                    795           773                  773
                                              ---------------------- ------------- --------------------
Mortgage loans...............................                 63,687                             63,687
Policy loans.................................                  6,061                              6,061
Real estate and real estate joint ventures...                  6,110                              6,110
Real estate acquired in satisfaction of debt.                     42                                 42
Other limited partnership interests..........                  4,481                              4,481
Short-term investments.......................                  1,506                              1,506
Other invested assets........................                 15,690                             15,690
                                              ----------------------               --------------------
  Total investments.......................... $              253,547               $            257,423
                                              ======================               ====================

--------
(1) Amortized cost for fixed maturity securities AFS and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premium or accretion of discount; for equity securities, cost represents original cost; for real estate, cost represents original cost reduced by impairments and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                          December 31, 2018 and 2017

                                 (In millions)

                            Future Policy Benefits,
                             Other Policy-Related
                     DAC         Balances and       Policyholder Policyholder
                     and     Policyholder Dividend    Account     Dividends       Unearned        Unearned
Segment              VOBA         Obligation          Balances     Payable    Premiums (1), (2)  Revenue (1)
------------------ -------- ----------------------- ------------ ------------ ----------------- ------------
2018
U.S............... $    403        $         67,770   $   67,233     $     --      $        137     $     26
MetLife Holdings..    3,709                  65,730       23,423          494               159          167
Corporate & Other.        5                     291           --           --                --           --
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  4,117        $        133,791   $   90,656     $    494      $        296     $    193
                   ======== ======================= ============ ============ ================= ============
2017
U.S............... $    413        $         61,665   $   69,559     $     --      $        165     $     23
MetLife Holdings..    3,930                  66,753       24,380          499               162          179
Corporate & Other.        5                     294           --           --                --           --
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  4,348        $        128,712   $   93,939     $    499      $        327     $    202
                   ======== ======================= ============ ============ ================= ============

--------
(1) Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2) Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)

             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                     Policyholder    Amortization of
                                                     Benefits and        DAC and
                      Premiums and                    Claims and          VOBA
                     Universal Life       Net      Interest Credited   Charged to
                   and Investment-Type Investment   to Policyholder       Other          Other
Segment            Product Policy Fees   Income     Account Balances    Expenses      Expenses (1)
------------------ ------------------- ----------- ----------------- --------------- -------------
2018
U.S...............   $          24,411 $     6,429    $       25,922    $         75    $    2,810
MetLife Holdings..               4,306       4,653             5,649             395         2,079
Corporate & Other.                  20       (163)                 5              --           917
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          28,737 $    10,919    $       31,576    $        470    $    5,806
                   =================== =========== ================= =============== =============
2017
U.S...............   $          20,500 $     6,012    $       22,019    $         56    $    2,680
MetLife Holdings..               4,643       4,758             6,004             185         2,293
Corporate & Other.                   9       (257)                 4              --         1,018
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          25,152 $    10,513    $       28,027    $        241    $    5,991
                   =================== =========== ================= =============== =============
2016
U.S...............   $          18,909 $     5,811    $       20,263    $         56    $    2,721
MetLife Holdings..               5,739       5,355             7,128             342         2,797
Corporate & Other.                 287        (83)               155              43         1,044
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          24,935 $    11,083    $       27,546    $        441    $    6,562
                   =================== =========== ================= =============== =============

----------
(1) Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2018, 2017 and 2016

                             (Dollars in millions)

                                                                                      % Amount
                                                                                     Assumed
                              Gross Amount    Ceded        Assumed     Net Amount     to Net
                             ------------- ------------ ------------ ------------- -----------
2018
Life insurance in-force..... $   3,736,612 $    260,086 $    453,560 $   3,930,086        11.5%
                             ============= ============ ============ =============
Insurance premium
Life insurance (1).......... $      19,673 $        894 $        725 $      19,504         3.7%
Accident & health insurance.         7,210          128           27         7,109         0.4%
                             ------------- ------------ ------------ -------------
 Total insurance premium.... $      26,883 $      1,022 $        752 $      26,613         2.8%
                             ============= ============ ============ =============
2017
Life insurance in-force..... $   3,377,964 $    266,895 $    490,033 $   3,601,102        13.6%
                             ============= ============ ============ =============
Insurance premium
Life insurance (1).......... $      16,022 $      1,132 $      1,097 $      15,987         6.9%
Accident & health insurance.         7,040          121           19         6,938         0.3%
                             ------------- ------------ ------------ -------------
 Total insurance premium.... $      23,062 $      1,253 $      1,116 $      22,925         4.9%
                             ============= ============ ============ =============
2016
Life insurance in-force..... $   3,013,618 $    277,693 $    777,037 $   3,512,962        22.1%
                             ============= ============ ============ =============
Insurance premium
Life insurance (1).......... $      14,931 $      1,101 $      1,668 $      15,498        10.8%
Accident & health insurance.         7,000          124           19         6,895         0.3%
                             ------------- ------------ ------------ -------------
 Total insurance premium.... $      21,931 $      1,225 $      1,687 $      22,393         7.5%
                             ============= ============ ============ =============

--------
(1) Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $14.7 billion and $1.2 billion, respectively, and life insurance premiums of $117 million and $9 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $16.2 billion and $1.3 billion, respectively, and life insurance premiums of $132 million and $122 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $17.6 billion and $258.3 billion, respectively, and life insurance premiums of $45 million and $727 million, respectively.

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


                                     PART C



                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS

The financial statements and financial highlights of each of the Divisions of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2018

   (3)   Statements of Operations for the year ended December 31, 2018

   (4) Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017


   (5)   Notes to the Financial Statements

The consolidated financial statements and financial statement schedules of Metropolitan Life Insurance Company and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2018 and 2017

   (3) Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016

   (5) Consolidated Statements of Equity for the years ended December 31, 2018, 2017 and 2016

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules

(B) EXHIBITS


(1) Resolution of the Board of Directors of Metropolitan Life establishing Separate Account E.(1)


(2)            Not applicable.



(3)   (a)      Amended and Restated Principal Underwriting Agreement with
               MetLife Investors Distribution Company (31)



(3)   (b)      Form of Metropolitan Life Insurance Company Sales Agreement.(13)


(3)   (b)(i)   Form of Retail Sales Agreement (MLIDC Retail Sales Agreement
               7-1-05)(LTC). (13)


(3)   (b)(ii)  Form of Enterprise Selling Agreement 02-10 (MetLife Investors
               Distribution Company Sales Agreement).(21)


(3)   (b)(iii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors
               Distribution Company Sales Agreement).(26)


(3)   (c)      Participation Agreement-New England Zenith Fund. (3)


(3)   (d)      Participation Agreement-American Funds Insurance Series. (2)


(3)   (d)(i)   Participation Agreement-American Funds Insurance Series -
               Summary (22)


(3)   (d)(ii)  Amendment No. 4 to Participation Agreement between Metropolitan
               Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company dated November 19, 2014.
               (29)


(3)   (e)      Participation Agreement-Met Investors Series Trust. (4)


(3)   (e)(i)   First Amendment to the Participation Agreement. (23)


(3)   (e)(ii)  Second Amendment to the Participation Agreement. (23)

(3)   (e)(iii) Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (24)


(3)   (f)      Participation Agreement-Metropolitan Series Fund. (16)


(3)   (f)(i)   Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC,
               MetLife Investors Distribution Company and Metropolitan Life
               Insurance Company, Metropolitan Tower Life Insurance Company,
               MetLife Insurance Company of Connecticut, MetLife Investors USA
               Insurance Company, MetLife Investors Insurance Company, First
               MetLife Investors Insurance Company, New England Life Insurance
               Company and General American Life Insurance Company effective
               April 30, 2010. (24)


(4)            Form of Deferred Annuity Contract. (2)


(4)   (a)      ROTH Individual Retirement Annuity Endorsement-Form ML-446.2
               (9/02). (5)


(4)   (b)      401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02). (5)


(4)   (c)      -Individual Retirement Annuity Endorsement. Form ML-408.2(9/02).
               (6)


(4)   (d)      SIMPLE Individual Retirement Annuity Endorsement. Form: ML-439.1
               (9/02). (5)


(4)   (e)      Tax Sheltered Annuity Endorsement. Form ML-398.2 (9/02). (5)


(4)   (f)      Guaranteed Minimum Income Benefit Rider-Living Benefit ML-560-1
               (03/03). (10)


(4)   (g)      Guaranteed Withdrawal Benefit Rider. (9)


(4)   (h)      Guaranteed Minimum Income Benefit Form ML-560-2 (5/05). (6)


(4)   (i)      Enhanced Dollar Cost Averaging Rider Form ML-510-1 (5/05). (6)


(4)   (j)      Non-Qualified Annuity Endorsement Form ML-NQ (11/04)-I. (9)


(4)   (k)      Guaranteed Withdrawal Benefit Endorsement. Form ML-GWB(11/05) E.
               (10)


(4)   (l)      Designated Beneficiary Non-Qualified Annuity Endorsement. Form
               ML-NQ (11/05)-I. (10)


(4)   (m)      Guaranteed Minimum Accumulation Benefit Rider. Form
               ML-670-1(11/05). (10)


(4)   (n)      Guaranteed Withdrawal Benefit Rider. Form ML-670-2 (11/05)
               (Enhanced). (10)


(4)   (o)      Lifetime Withdrawal Guarantee Benefit Rider. Form MLI-690-1.24
               (7/04). (12)


(4)   (o)(i)   Lifetime Withdrawal Guarantee Benefit Rider - Specifications
               Form 8028-4 (11/05). (12)


(4)   (p)      Lifetime Guaranteed Withdrawal Benefit Rider ML-690-4(4/08).
               (17)


(4)   (p)(i)   Lifetime Guaranteed Withdrawal Benefit - Contract Schedule
               (ML-ELGWB (4-08)). (14)


(4)   (q)      Guaranteed Minimum Income Benefit Rider - Living Benefit -
               ML-560-4 (4/08). (17)


(4)   (q)(i)   Guaranteed Minimum Income Benefit - Contract Schedule (ML-EGMIB
               (4-08)). (14)


(4)   (r)      Guaranteed Minimum Death Benefit (GMDB)Rider ML-640-1(4/08).
               (17)


(4)   (r)(i)   Guaranteed Minimum Death Benefit - Contract
               Schedule(ML-EDB(4-08)). (14)

(5)            Application Form for the Deferred Annuity. (2)


(5)   (a)      Variable Annuity Application Preference Plus Select(R) PPS APP
               (06/06)LWG (04/07) with Arizona Free Look and:


               Required Information PPS ADMIN (04/07) eF


               Statement of Client Information SOCI-VA (04/07) eF


               Compensation Disclosure Notice MPL 1651-000 COMPDISC-ADG(08/06) eF


               Customer Privacy Notice ANN CPN(01/05) eF


               Opting Out of Information Sharing ANN OPT OUT (01/05) eF. (15)


(5)   (b)      Variable Annuity Application Preference Plus Select(R) Form PPS
               APP (04/08) GMDB (04/08). (19)


(6)   (a)      Amended and Restated Charter of Metropolitan Life.(4)


(6)   (b)      Amended and Restated By-Laws of Metropolitan Life.(8)


(7) Automatic Reinsurance Agreement between Metropolitian Life Insurance Company and Exeter Reassurance Company, LTD. effective December 1, 2004. Agreement No. 17258. (14)


(7)   (i)      Amendment No. 1 as of May 1, 2005. (14)


(7)   (ii)     Amendment No. 2 as of November 1, 2005 (14)


(7)   (iii)    Amendment No. 3 as of June 12, 2006 (14)


(7)   (iv)     Amendment No. 4 as of February 26, 2007 (14)


(7)   (v)      Amendment No. 5as of June 30, 2007 (14)


(7)   (vi)     Amendment No. 6 as of July 16, 2007 (14)


(7)   (vii)    Amendment No. 7, as of April 28, 2008 (25)


(7)   (viii)   Amendment No. 8, as of July 1, 2008 (25)


(7)   (ix)     Amendment No. 9 as of July 14, 2008 (25)


(7)   (x)      Amendment No. 10 dated October 10, 2008, as of November 10, 2008
               (25)


(7)   (xi)     Amendment No. 11 as of February 20, 2009 (25)


(7)   (xii)    Amendment No. 12 as of May 4, 2009 (25)


(7)   (xiii)   Amendment No. 13 as of July 10, 2009 (25)


(7)   (xiv)    Amendment No. 14 as of July 19, 2010 (25)


(7)   (xv)     Amendment No. 15 as of December 31, 2010 (25)


(7)   (xvi)    Amendment No. 16 as of April 29, 2011 (25)


(7)   (xvii)   Amendment No. 17 as of October 10, 2011 (25)


(7)   (xviii)  Amendment No. 18 as of April 1, 2012 (27)


(7)   (xix)    Amendment No. 19 as of September 30, 2012 (27)


(7)   (xx)     Amendment No. 20 as of July 1, 2012 (27)

(7)   (xxi)    Amendment No. 21 as of February 4, 2013 (28)


(7)   (xxii)   Amendment No. 22 as of April 29, 2013 (28)


(7)   (a)      Partial Commutation Agreement between Exeter Reassurance
               Company, Ltd. and Metropolitan Life Insurance Company (effective
               November 1, 2014). (20)


(8)            Not applicable.


(9)            Opinion of Counsel. (2)



(10)           Consent of Independent Registered Public Accounting Firm. (31)



(11)           Not applicable.


(12)           Not applicable.



(13) Powers of Attorney for Metropolitan Life Insurance Company and its designated Separate Accounts (31)


------------
1. Filed with Post-Effective Amendment No. 19 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.

2. Filed with Pre-Effective Amendment No.1 to this Registration Statement on August 3, 2001.

3. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.

4. Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.
5. Filed with Post-Effective Amendment No. 2 to this Registration Statement on April 10, 2003.
6. Filed with Post-Effective Amendment No. 7 to this Registration Statement on April 8, 2005.
7. Filed with Post-Effective Amendment No. 4 to this Registration Statement on April 20, 2004.
8. Filed with Amendment No. 16 to this Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008.
9. Filed with Post-Effective Amendment No. 6 to this Registration Statement on May 18, 2004.
10. Filed with Post-Effective Amendment No. 8 to this Registration Statement on July 29, 2005.
11. Filed with Post-Effective Amendment No. 9 to this Registration Statement on October 14, 2005.
12. Filed with Post-Effective Amendment No. 12 to this Registration Statement on April 5, 2006.
13. Filed with Post-Effective Amendment No. 30 to Registration Statement Number 002-90380/811-4001 on for Metropolitan Life Insurance Company on Form N-4 on October 22, 2003. As incorporated herein by reference.
14. Filed with Post-Effective Amendment No. 18 to this Registration Statement on March 31, 2008.
15. Filed with Post Effective Amendment No. 15 to this Registration Statement on July 12, 2007.
16. Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-4001 for Metropolitan Life Separate Account E on September 10, 2007. As incorporated herein by reference.
17. Filed with Post-Effective Amendment No. 17 to this Registration Statement on January 17, 2008.
18. Filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-133675/811-07534 for Paragon Separate Account B on Form N-6 on
    February 6, 2008. As incorporated herein by reference.
19. Filed with Post-Effective Amendment No. 19 to this Registration Statement on April 17, 2008.
20. Filed with Post-Effective Amendment No. 17 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 15, 2015. As incorporated herein by reference.
21. Filed with Post-Effective Amendment No. 14 to Registration Statement File No. 333 83716 for Metropolitan Life Separate Account E on Form N-4 on
    April 13, 2010. As incorporated herein by reference.
22. Filed with Post Effective Amendment No. 15 to Registration Statement File No. 333-83716 for Metropolitan Life Separate Account E on Form N-4 on
    April 12, 2011. As incorporated herein by reference.
23. Filed with Post-Effective Amendment No. 2 to Registration Statement File No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4 on June 26, 2009. As incorporated herein by reference.
24. Filed with Post-Effective Amendment No. 16 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.
25. Filed with Post-Effective Amendment No. 3 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.
26. Filed with Post-Effective Amendment No. 17 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.

27. Filed with Post-Effective Amendment No. 12 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.
28. Filed with Post-Effective Amendment No. 13 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 10, 2014. As incorporated herein by reference.
29. Filed with Port-Effective Amendment No. 18 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2016. As incorporated herein by reference.
30. Filed with Port-Effective Amendment No. 28 to Registration Statement File No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 25, 2016. As incorporated herein by reference.

31. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR



NAME, PRINCIPAL OCCUPATION
AND BUSINESS ADDRESS                    POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------------------------------------
Steven A. Kandarian                     Chairman of the Board, President and Chief Executive Officer and a
MetLife, Inc. and Metropolitan Life     Director
Insurance Company
200 Park Avenue
New York, NY 10166





Cheryl W. Grise                               Director
Former Executive Vice President, Northeast
Utilities
200 Park Avenue
New York, NY 10166





Carlos M. Gutierrez                 Director
Co-Chair
Albright Stonebridge Group (ASG)
200 Park Avenue
New York, NY 10166





Gerald L. Hassell                          Director
Former Chairman of the Board and CEO
The Bank of New York Mellon Corporation
200 Park Avenue
New York, NY 10166




David L. Herzog                   Director
Former Chief Financial Officer
AIG
200 Park Avenue
New York, NY 10166




R. Glenn Hubbard                           Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
200 Park Avenue
New York, NY 10166





Edward J. Kelly, III                             Director
Former Chairman, Institutional Clients Group,
Citigroup, Inc.
200 Park Avenue
New York, NY 10166





William E. Kennard                        Director
Former U.S. Ambassador to the European
Union
200 Park Avenue
New York, New York 10166

James M. Kilts         Director
Founding Partner
Centerview Capital
200 Park Avenue
New York, NY 10166





Catherine R. Kinney                          Director
Founding President and Co-Chief Operating
Officer,
New York Stock Exchange, Inc.
200 Park Avenue
New York, NY 10166





Diana McKenzieChief Information Officer,     Director
Workday, Inc.
200 Park Avenue
New York, NY 10166





Denise M. Morrison                              Director
Former President and Chief Executive Officer
Campbell Soup Company
200 Park Avenue
New York, NY 10166


Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166



NAME                    POSITION WITH METLIFE
---------------------   --------------------------------------------------------------------
Steven A. Kandarian     Chairman, President and Chief Executive Officer
Michel A. Khalaf        President - U.S. Business & EMEA
Karl R. Erhardt         Executive Vice President and Chief Auditor
Steven J. Goulart       Executive Vice President, Chief Investment Officer
John D McCallion        Executive Vice President and Chief Financial Officer
Esther Lee              Executive Vice President and Global Chief Marketing Officer
Martin J. Lippert       Executive Vice President and Global Technology & Operations Officer
Edward Spehar, Jr.      Executive Vice President and Treasurer
Tamara Schock           Executive Vice President and Chief Accounting Officer
Susan Podlogar          Executive Vice President and Chief Human Resources Officer
Rebecca Tadikonda       Executive Vice President and Chief Strategy Officer
Ramy Tadros             Executive Vice President and Chief Risk Officer
Michael Zarcone         Executive Vice President
Stephen W. Gauster      Senior Vice President and General Counsel


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the Separate Account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF December 31, 2018

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2018. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

      1.    MetLife Services and Solutions, LLC (DE)

            a)    MetLife Solutions Pte. Ltd. (Singapore)

                  i) MetLife Services East Private Limited (India) - 99.99% is owned by MetLife Solutions Pte. Ltd. and .01% by Natiloportem Holdings, LLC

                  ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

B.    MetLife Home Loans, LLC (DE)

C.    Metropolitan Tower Life Insurance Company (NE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

     4.     MetLife Assignment Company, Inc. (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      3. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    MetLife Digital Ventures, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    Newbury Insurance Company, Limited (DE)

H.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

I.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1. ML Sloan's Lake Member, LLC (DE) - Metropolitan Life Insurance Company owns 55% and 45% by Metropolitan Tower Life Insurance Company.

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

            b)    OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm LLC ("LISF")(DE) - 9.61% membership interest is held by a third party and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital, Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)    Met II Office, LLC (FL)

      17. ML Southlands Member, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% by Metropolitan Tower Life Insurance Company.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   ML Sentinel Square Member, LLC (DE)

      21.   MetLife Securitization Depositor, LLC (DE)

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a)   MPLife, S. de R.L. de C.V. (Mexico) - 99.99% of MPLife,
                 S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

                 i)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37.   MetLife Chino Member, LLC (DE)

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by Metropolitan Tower Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by Metropolitan Tower Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46.   6104 Hollywood, LLC (DE)

      47.   Boulevard Residential, LLC (DE)

      48.   ML-AI MetLife Member 3, LLC (DE)

      49. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company, Inc.

      50.   Marketplace Residences, LLC (DE)

      51.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      52.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      53.   Haskell East Village, LLC (DE)

      54. MetLife Cabo Hilton Member, LLC (DE) - 83.1% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by Metropolitan Tower Life Insurance Company.

      55. 150 North Riverside PE Member, LLC (DE) - MLIC owns an 81.45% membership interest and Metropolitan Tower Life Insurance Company owns a 18.55% membership interest

      56.   ML Terraces, LLC (DE)

      57.   Chestnut Flats Wind, LLC (DE)

      58.   MetLife 425 MKT Member, LLC (DE)

      59.   MetLife OFC Member, LLC (DE)

      60.   MetLife THR Investor, LLC (DE)

      61. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by Metropolitan Tower Life Insurance Company.

      62. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      63.   MetLife CB W/A, LLC (DE)

      64. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by Metropolitan Tower Life Insurance Company.

      65.   10700 Wilshire, LLC (DE)

      66.   Viridian Miracle Mile, LLC (DE)

      67. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by Metropolitan Tower Life Insurance Company.

      68.   MetLife OBS Member, LLC (DE)

      69.   MetLife 1007 Stewart, LLC (DE)

      70. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by Metropolitan Tower Life Insurance Company.

      71.   MetLife Treat Towers Member, LLC (DE)

      72.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      73. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by Metropolitan Tower Life Insurance Company.

      74.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      75.   Buford Logistics Center, LLC (DE)

      76.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      77. MCPP Owners, LLC (DE) - 87.34% is owned by MLIC, 1.81% by Metropolitan Tower Life Insurance Company, and 10.85% by MTL Leasing, LLC.

      78.   MetLife HCMJV 1 GP, LLC (DE)

      79.   MetLife ConSquare Member, LLC (DE)

      80.   MetLife Ontario Street Member, LLC (DE)

      81.   1925 WJC Owner, LLC (DE)

      82.   MetLife Member Solaire, LLC (DE)

      83.   Sino-US United MetLife Insurance Company, Ltd. - 50% of
            Sino-US United MetLife Insurance Company, Ltd. Is owned by MLIC and 50% is owned by a third party.

      84.   MetLife Property Ventures Canada ULC (Canada)

      85.   MetLife Canadian Property Ventures, LLC (NY)

      86. ML Cerritos TC Member, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% by Metropolitan Tower Life Insurance Company.

      87.   MetLife Boro Station Member, LLC (DE)

      88.   MetLife 8280 Member, LLC (DE)

      89.   Southcreek Industrial Holdings, LLC (DE)

      90. MMP Owners, LLC (DE) - 98.82% is owned by MLIC and 1.18% is owned by Metropolitan Property and Casualty Insurance Company.

      91. ML-AI MetLife Member 4, LLC (DE) - 60% owned by MLIC and 40% owned by Metropolitan Tower Life Insurance Company.

J.    MetLife Capital Trust IV (DE)

K.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP (Cayman Islands) - 88.93% of the limited partnership interests of MetLife International PE Fund III, LP is owned by MetLife Insurance K.K., 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K., 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

           f) MetLife International PE Fund V, LP (Cayman Islands) - 81.699% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K., 15.033% is owned by MetLife Limited (Hong Kong) and the remaining 3.268% is owned by MetLife Insurance Company of Korea.

           g) MetLife International PE Fund VI, LP (Cayman Islands) - 76.323% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K., 20.208% is owned by MetLife Limited and the remaining 3.469% is owned by MetLife Insurance Company of Korea.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 15.60%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 2.52%, MetLife Insurance Company of Korea Limited owns 2.04%, MetLife Insurance K.K. owns 6.94%, Metropolitan Property and Casualty Insurance Company owns 1.76% and Metropolitan Tower Life Insurance Company owns 0.05%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds, directly or indirectly, the following limited liability companies (indirect ownership indicated in parenthesis): MCP Alley24 East, LLC; MCP Property Management, LLC; MCP One Westside, LLC; MCP 7 Riverway, LLC; MCPF Acquisition, LLC; MCP SoCal Industrial - Springdale, LLC; MCP SoCal Industrial - Concourse, LLC; MCP SoCal Industrial - Kellwood, LLC; MCP SoCal Industrial - Redondo, LLC; MCP SoCal Industrial - Fullerton, LLC; MCP SoCal Industrial - Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MetLife Core Property TRS, LLC; MCP SoCal Industrial - LAX, LLC; MCP SoCal Industrial - Anaheim, LLC; MCP SoCal Industrial - Canyon, LLC; MCP SoCal Industrial - Bernardo, LLC; MCP Ashton South End, LLC; MCP Lodge At Lakecrest, LLC; MCP Main Street Village, LLC; MCP Trimble Campus, LLC; MCP Highland Park Lender, LLC; MCP Buford Logistics Center Bldg B, LLC; MCP 22745 & 22755 Relocation Drive, LLC; MCP 9020 Murphy Road, LLC; MCP Atlanta Gateway, LLC; MCP Northyards Holdco, LLC; MCP Northyards Owner, LLC (100%); MCP Northyards Master Lessee, LLC (100%); MCP VOA Holdings, LLC; MCP VOA I & III, LLC (100%); MCP VOA II, LLC (100%); MCP West Broad Marketplace, LLC; MCP Union Row, LLC; MCP Fife Enterprise Center, LLC; MCP 2 Ames, LLC; MCP 2 Ames Two, LLC (100%); MCP 2 Ames One, LLC (100%); MCP 2 Ames Owner, LLC (89%); MCP 350 Rohlwing, LLC; MCP - Wellington, LLC; MCP Onyx, LLC; MCP Valley Forge, LLC; MCP Valley Forge Two, LLC (100%); MCP Valley Forge One, LLC (100%); MCP Valley Forge Owner, LLC (89%); MCP MA Property REIT, LLC; MCPF - Needham, LLC (100%); MCP 60 11th Street Member, LLC; 60 11th Street, LLC (100%); MCP Fife Enterprise Member, LLC; Fife Enterprise Center Venture, LLC (100%); MCP-English Village, LLC; MCP 100 Congress Member, LLC; 100 Congress Venture, LLC (55%); 100 Congress REIT, LLC (55%); 100 Congress Owner, LLC (55%); MCP DMCBP Phase II Member, LLC; DMCBP Phase II Venture, LLC (95%); Des Moines Creek Business Park Phase II, LLC (95%); MCP Magnolia Park Member, LLC; Magnolia Park Greenville Venture, LLC (90%); Magnolia Park Greenville, LLC (90%); MCP Denver Pavilions Member, LLC; Denver Pavilions Venture, LLC (80%); Denver Pavilions OwnerCo, LLC (80%); MCP Buford Logistics Center 2 Member, LLC; Buford Logistics Center 2 Venture, LLC (95%); Buford Logistics Center Bldg A Venture, LLC (95%); MCP Seattle Gateway I Member, LLC; Seattle Gateway I Venture, LLC (95%); Seattle Gateway Industrial I, LLC (95%); MCP 249 Industrial Business Park Member, LLC; 249 Industrial Business Park Venture, LLC (95%); 249 Industrial Business Park, LLC (95%); MCP Seattle Gateway II Member, LLC; Seattle Gateway II Venture, LLC (95%); Seattle Gateway Industrial II, LLC (95%); MCP Seventh and Osborn Retail Member, LLC; Seventh and Osborn Retail Venture, LLC (92.5%); Seventh and Osborn Retail, LLC (92.5%); MCP Seventh and Osborn MF Member, LLC; Seventh and Osborn MF Venture, LLC (92.5%); High Street Seventh and Osborn Apartments, LLC (92.5%); MCP Block 23 Member, LLC; Block 23 Residential Investors, LLC (90%); SLR Block 23 Residential Owner, LLC (90%); MCP Burnside Member, LLC; Alta Burnside Venture, LLC (92.5%); Alta Burnside, LLC (92.5%); MCP Mountain Technology Center Member TRS, LLC; Mountain Technology Center Venture, LLC (95%); Mountain Technology Center Venture Sub A, LLC (95%); Mountain Technology Center Venture Sub B, LLC (95%); Mountain Technology Center Venture Sub C, LLC (95%); Mountain Technology Center Venture Sub D, LLC (95%); Mountain Technology Center Venture Sub E, LLC (95%).

                           aa)    MCP Property Management, LLC (DE)

                           bb)    MCP Core Property TRS, LLC (DE)

      4.   MIM Property Management, LLC (DE)

           a)   MIM Property Management of Georgia 1, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 26.6%, MetLife Insurance Company of Korea Limited owns 2.1%, MetLife Limited owns 2.7%, Metropolitan Life Insurance Company of Hong Kong Limited owns 0.03% and Metropolitan Tower Life Insurance Company owns 2.7% (the remainder is held by third party investors).


                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

                          bb)    MCMIF Holdco II, LLC (DE)

      6.   MLIA SBAF Manager, LLC (DE)

      7.   MLIA Manager I, LLC (DE)

      8.   MetLife Middle Market Private Debt GP, LLC (DE)

           a. MetLife Middle Market Private Debt Fund, LP (DE) - MetLife Middle Market Private Debt GP, LLC is the general partner of MetLife Middle Market Private Debt Fund, LP (the "Fund"). The following affiliates hold limited partnership interests in the
                Fund: MetLife Private Equity Holdings, LLC (31.15%) and Metropolitan Life Insurance Company (31.15%). The remainder is held by third party investors.

      9.   MetLife Middle Market Private Debt Parallel GP, LLC (DE)

           a. MetLife Middle Market Private Debt Parallel Fund, LP (Cayman Islands) - MetLife Middle Market Private Debt Parallel GP, LLC is the general partner of MetLife Middle Market Private Debt Parallel Fund, LP. The following affiliate holds a limited partnership interest in the Fund: MetLife Insurance K.K. (100%).

L.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (TX)

M.    Cova Life Management Company (DE)

N.    MetLife Reinsurance Company of Charleston (SC)

O.    MetLife Reinsurance Company of Vermont (VT)

P.    Delaware American Life Insurance Company (DE)

Q.    Federal Flood Certification LLC (TX)

R.    MetLife Global Benefits, Ltd. (Cayman Islands)

S. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

T.    MetLife Consumer Services, Inc. (DE)

U.    MetLife Global, Inc. (DE)

V.    MetLife Insurance Brokerage, Inc. (NY)

W.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (SWISS I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  Closed Joint-stock Company Master-D (Russia)

                            aa) Joint-Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by Closed Joint-stock Company Master-D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                       2) LumenLab Malaysia Sdn. Bhd. (Malaysia)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.00049095% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999965713458300000% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000031593881300000000% is owned by MetLife
                       Global Holding Company I GmbH, 0.000000897553447019009% is owned by International Technical and Advisory Services Limited, 0.000000897553447019009% is owned by Borderland Investments Limited and 0.000000897553447019009% by
                       Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1)  MetLife Europe d.a.c (Ireland)

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3)  MetLife Europe Insurance d.a.c (Ireland)

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Services, Sociedad Limitada (Spain)

                       6) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       7)  MetLife Solutions S.A.S. (France)

                       8) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       9) MetLife Towarzystwo Ubiezpieczen na Zycie I Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       10) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       11) MetLife Services EOOD (Bulgaria)

                       12) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining by a third party.

                       13) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                    xi) MetLife Investment Management Holdings (Ireland)Limited
                        (Ireland)

                        1) MetLife Investments Asia Limited (Hong Kong)

                        2) MetLife Syndicated Bank Loan Lux GP, S.a.r.l.
                           (Luxembourg)

                           aa) MetLife BL Feeder (Cayman), LP (Cayman Islands) -
                               MetLife BL (Cayman), LP is an investors in the Fund. The following affiliates hold limited partnership interest in the feeder: MetLife Limited (3.14%), MetLife Insurance K.K. (93.72%) and MetLife Insurance Company of Korea Limited (3.14%).

                           bb) MetLife BL Feeder, LP (DE) - MetLife BL Feeder,
                               LP is an investor in the Fund. The following affiliate holds a limited partnership interest in the feeder: Metropolitan Life Insurance Company (49.26%). In addition, there is one third party investor (50.74%).

                           cc) MetLife Syndicated Bank Loan Fund, SCSp
                               (Luxembourg) - MetLife Syndicated Bank Loan Lux GP, Sarl is the general partner of MetLife Syndicated Bank Loan Fund, SCSp (the "Fund"). The only investors in the Fund are MetLife BL Feeder (Cayman), LP and MetLife BL Feeder, LP.

                        3) MetLife Investments Limited (United Kingdom) - 99.9%
                           of MetLife Investments Limited (UK) is MetLife Investment Management Holdings (Ireland) Limited and .01% by MetLife Global Holding Company II GmbH.

                        4) MetLife Latin America Asesorias e Inversiones
                           Limitada (Chile) - 99.99% of MetLife Latin American Asesorias e Inversiones Limitada is owned by MetLife Investment Management Holdings (Ireland) Limited and .01% is owned by MetLife Global Holding Company II GmbH (Swiss).

                        5) MetLife Global Infrastructure LUX GP, S.a.r.l.
                           (Luxembourg)

                   xii) ALICO Operations, LLC (DE)

                        1) MetLife Asset Management Corp. (Japan) - The official
                           entity name is "MetLife Asset Management Corp. (Japan)" and it is domiciled in Japan.

                        2) MetLife Seguros S.A. (Uruguay)

                  xiii) MetLife International Holdings, LLC (DE)

                         1)   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios, S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2) PNB MetLife India Insurance Company Limited (India)- 32.05% is owned by MetLife International Holdings, LLC and the remainder is owned by third parties.

                         3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, LLC and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4) MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5) Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6) MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7) MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8) Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9) Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. is held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10)    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11)    MetLife International Limited, LLC (DE)

                       12) MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13)    MetLife Asia Limited (Hong Kong)

                       14) AmMetLife Insurance Berhad (Malaysia) - 50.000002% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15) AmMetLife Takaful Berhad (Malaysia) - 49.999997% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16) MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17)    MetLife Mas, S.A. de C.V. (Mexico) - 99.99964399%
                              MetLife Mas, SA de CV is owned by MetLife
                              International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18)   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury d.a.c and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               aaa)  The Direct Call Centre
                                                     PTY Limited (Australia)

                                               bbb)  MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         1)    MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and .00005% is
                                               owned by Excelencia Operativa y
                                               Tecnologica,S.A. de C.V.

                                               aaa)  MetLife Pensiones Mexico
                                                     S.A. (Mexico)- 97.5125% is
                                                     owned by MetLife Mexico
                                                     Holdings, S. de R.L. de
                                                     C.V. and 2.4875% is owned
                                                     by MetLife International
                                                     Holdings, LLC.

                                               bbb)  MetLife Mexico Servicios,
                                                     S.A. de C.V. (Mexico) - 98%
                                                     is owned by MetLife Mexico
                                                     Holdings, S. de R.L. de
                                                     C.V. and 2% is owned by
                                                     MetLife International
                                                     Holdings, LLC.

                                               ccc)  MetLife Mexico S.A.
                                                     (Mexico)- 99.050271% is
                                                     owned by MetLife Mexico
                                                     Holdings, S. de R.L. de
                                                     C.V. and 0.949729% is owned
                                                     by MetLife International
                                                     Holdings, LLC.

                                                     i)    ML Capacitacion
                                                           Comercial S.A. de
                                                           C.V.(Mexico) - 99% is
                                                           owned by MetLife
                                                           Mexico S.A. and 1% is
                                                           owned by MetLife
                                                           Mexico Servicios,
                                                           S.A. de C.V.

                                         2)    MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico S.A. and 85.36% is owned
                                               by Metropolitan Global
                                               Management, LLC.

                                               aaa)  MetLife Financial Services,
                                                     Co., Ltd. (South Korea)


      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (DE)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5.    International Technical and Advisory Services Limited ("ITAS") (DE)

      6. ALICO Properties, Inc. (DE) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (DE)

      7. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

X.   MetLife European Holdings, LLC (DE)

Y.   MetLife Investment Management Holdings, LLC (DE)

      1)   Logan Circle Partners GP, LLC (PA)

      2)   Logan Circle Partners, L.P. (PA)

           a)   Logan Circle Partners I LLC (PA)

           b)   Logan Circle Partners Investment Management, LLC (DE)

      3)   MetLife Real Estate Lending Manager LLC (DE)

      4)   MetLife Real Estate Lending LLC (DE)

      5) ML Venture 1 Manager, S. de R.L. de C.V. (Mexico) - 99.9% is owned by MetLife Investment Management Holdings, LLC and 0.1% is owned by MetLife Investment Management Holdings (Ireland) Limited.

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS.


As of January 31, 2019, there were 95,678 owners of qualified contracts and 39,554 owners of non-qualified contracts.



ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company also serves as principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Separate Account No. 13S

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.


Name and Principal     Positions and Offices
Business Office        With Underwriter




Derrick Kelson         Chairman of the Board, President, CEO and Director
200 Park Avenue
New York, NY 10166





Todd Nevenhoven               Director and Vice President
4700 Westown Pkwy
Suite 200
West Des Moines, IA 50266




Bradd Chignoli            Director
501 Route 22
Bridgewater, NJ 08807




Dina Lumerman             Director
501 Route 22
Bridgewater, NJ 08807





Thomas Schuster        Director
200 Park Avenue
New York, NY 10166





Frank Cassandra           Senior Vice President
501 Route 22
Bridgewater, NJ 08807





Elisabeth Bedore       Vice President and Chief Compliance Officer
One MetLife Way
Whippany, NJ 07981





Kelli Buford           Secretary
200 Park Avenue
New York, NY 10166





Charles Connery        Vice President and Treasurer
One MetLife Way
Whippany, NJ 07981





Heather Harker         Chief Legal Officer
200 Park Avenue
New York, NY 10166


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:



                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)           (5)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE       OTHER
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------
MetLife Investors Distribution Company....... $55,872,532        $0                $0            $0

ITEM 30. LOCATION OF ACCOUNT AND RECORDS.
THE FOLLOWING COMPANIES WILL MAINTAIN POSSESSION OF THE DOCUMENTS REQUIRED BY
SECTION 31(A) OF THE INVESTMENT COMPANY ACT OF 1940 AND THE RULES THEREUNDER:

Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166


MetLife, 101 Arch Street, 8th Floor, Boston, MA 02110

MetLife, 18210 Crane Nest Drive, Tampa, FL 33647

MetLife Investors Distribution Company, 200 Park Avenue, New York, NY 10166



ITEM 31. MANAGEMENT SERVICES.

Not Applicable.

Item 32. Undertakings.

(a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

(b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Deferred Annuity described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Deferred Annuity.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Washington, District of Columbia on April 23, 2019.

                                    Metropolitan Life Separate Account E
                                    (Registrant)
                                    By: Metropolitan Life Insurance Company
                                    (Depositor)

                                    By: /s/ Heather Harker
                                    -------------------------------------
                                    Heather Harker
                                    Vice President
                                    Metropolitan Life Insurance Company


                                    Metropolitan Life Insurance Company
                                    (Depositor)

                                    By: /s/ Heather Harker
                                    -------------------------------------
                                    Heather Harker
                                    Vice President
                                    Metropolitan Life Insurance Company

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons, in the capacities indicated, on April 23, 2019.


*                                   Chairman, President, Chief Executive Officer
--------------------------------    and Director
Steven A. Kandarian

*                                   Executive Vice President and Chief Financial
--------------------------------    Officer
John McCallion

*                                   Vice President and Chief Accounting Officer
--------------------------------
Tamara Schock

*                                   Director
--------------------------------
Cheryl W. Grise

*                                   Director
--------------------------------
Carlos M. Gutierrez

*                                   Director
--------------------------------
Gerald L. Hassell

*                                   Director
--------------------------------
R. Glenn Hubbard

*                                   Director
--------------------------------
Edward J. Kelly, III

*                                   Director
--------------------------------
William E. Kennard

*                                   Director
--------------------------------
James J. Kilts

*                                   Director
--------------------------------
Catherine R. Kinney

*                                   Director
--------------------------------
Diana McKenzie

*                                   Director
--------------------------------
Denise M. Morrison

*                                   Executive Vice President and Treasurer
--------------------------------
Edward Spehar, Jr.

By:  /s/ Heather Harker
     -------------------------------------
     Heather Harker
     Vice President and Attorney-In-Fact
     April 23, 2019

*Metropolitan Life Insurance Company. Executed by Heather Harker, on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX
                                 -------------

3(a).   Amended and Restated Principal Underwriting Agreement

10.     Consent of Independent Registered Public Accounting Firm

13.     Powers of Attorney